UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-07572
                                                    ----------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines,IA 50392-2080
--------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                 -------------------

Date of fiscal year end:           October 31, 2006
                                   ---------------------------

Date of reporting period:          July 31, 2006
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

    Schedule of Investments
    July 31, 2006 (unaudited)
    Bond & Mortgage Securities Fund
                                                        Principal
                                                         Amount              Value
                                                     ------------------------------------
                                                     ------------------------------------
    BONDS (81.52%)
    Advertising Agencies (0.02%)
    Interpublic Group of Cos Inc
      7.25%, 8/15/2011                             $         500,000  $          453,750
                                                                        -----------------
                                                                        -----------------

    Advertising Services (0.03%)
    Advanstar Communications Inc
      10.75%, 8/15/2010                                      500,000             536,255
                                                                        -----------------
                                                                        -----------------

    Aerospace & Defense (0.17%)
    Lockheed Martin Corp
      7.65%, 5/ 1/2016                                       250,000             282,483
    Northrop Grumman Corp
      4.08%, 11/16/2006 (a)                                3,000,000           2,986,935
                                                                        -----------------
                                                                        -----------------
                                                                               3,269,418
                                                                        -----------------
                                                                        -----------------
    Aerospace & Defense Equipment(0.06%)
    GenCorp Inc
      9.50%, 8/15/2013                                       428,000             447,260
    Sequa Corp
      9.00%, 8/ 1/2009                                       600,000             631,500
                                                                        -----------------
                                                                        -----------------
                                                                               1,078,760
                                                                        -----------------
                                                                        -----------------
    Agricultural Chemicals (0.06%)
    IMC Global Inc
      11.25%, 6/ 1/2011                                    1,000,000           1,058,750
                                                                        -----------------
                                                                        -----------------

    Agricultural Operations (0.62%)
    Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                    7,564,000           7,337,247
      5.88%, 5/15/2013                                     3,475,000           3,404,638
      5.10%, 7/15/2015                                     1,000,000             914,478
                                                                        -----------------
                                                                        -----------------
                                                                              11,656,363
                                                                        -----------------
                                                                        -----------------
    Airlines (0.03%)
    Southwest Airlines Co
      5.50%, 11/ 1/2006                                      650,000             650,036
                                                                        -----------------
                                                                        -----------------

    Apparel Manufacturers (0.03%)
    Phillips-Van Heusen
      7.75%, 11/15/2023                                      475,000             475,000
                                                                        -----------------
                                                                        -----------------

    Appliances (0.09%)
    Whirlpool Corp
      5.90%, 6/15/2009 (b)                                 1,600,000           1,601,989
                                                                        -----------------
                                                                        -----------------

    Asset Backed Securities (8.23%)
    Ameriquest Mortgage Securities Inc
      5.69%, 3/25/2035 (b)                                   994,444             995,388
      5.61%, 7/25/2035 (b)                                 1,466,272           1,468,241
    Carrington Mortgage Loan Trust
      5.65%, 1/25/2035 (b)                                 1,474,171           1,475,208
      5.54%, 9/25/2035 (b)                                 1,738,942           1,739,292
      5.66%, 12/25/2035 (b)                                6,172,000           6,184,319

    Chase Funding Mortgage Loan
    Asset-Backed Certificates
      5.69%, 7/25/2033 (a)(b)                              7,068,521           7,086,348
      5.68%, 9/25/2033 (b)                                 9,053,932           9,079,338
      5.88%, 9/25/2033 (b)                                 1,215,000           1,219,158
      5.61%, 12/25/2033 (b)                                  188,579             188,810
    Citigroup Mortgage Loan Trust Inc
      5.48%, 7/25/2035 (b)                                   942,667             942,730
    CNH Wholesale Master Note Trust
      5.77%, 6/15/2011 (b)                                   650,000             650,458
    Countrywide Asset-Backed Certificates
      5.70%, 8/25/2032 (b)                                 1,998,925           2,000,271
      5.75%, 10/25/2032 (b)                                  385,733             386,036
      5.66%, 9/25/2033 (b)                                   888,236             888,753
      5.91%, 6/25/2035 (b)                                 2,800,000           2,819,107
      6.05%, 12/25/2035 (b)                                2,600,000           2,618,819
      5.68%, 2/25/2036 (a)(b)                             14,800,000          14,830,606
      5.64%, 4/25/2036 (b)                                 9,800,000           9,822,677
    Countrywide Home Equity Loan Trust
      5.60%, 12/15/2035 (b)                                2,861,198           2,862,414
      5.57%, 5/15/2036 (a)(b)                              9,398,596           9,398,455
    First Franklin Mortgage Loan Asset
        Backed Certificates
      5.77%, 10/25/2034 (a)(b)                             5,768,028           5,796,089
    GMAC Mortgage Corp Loan Trust
      5.45%, 8/25/2035 (b)                                 4,800,000           4,800,528
      5.56%, 8/25/2035 (b)                                 2,225,000           2,227,928
      5.60%, 11/25/2036 (a)(b)                            16,156,000          16,155,677
    Long Beach Mortgage Loan Trust
      5.92%, 6/25/2034 (b)                                   450,000             450,481
      5.88%, 2/25/2035 (b)                                 3,000,000           3,021,612
      5.56%, 4/25/2035 (b)                                 3,837,736           3,838,811
      5.50%, 7/25/2035 (b)                                 1,116,884           1,117,039
    Merrill Lynch Mortgage Investors Inc
      5.95%, 1/25/2035 (b)                                 1,177,496           1,178,663
      5.56%, 4/25/2036 (b)                                 3,218,922           3,219,681
      5.61%, 7/25/2036 (b)                                 3,258,417           3,259,251
    Morgan Stanley ABS Capital I
      5.65%, 7/25/2035 (b)                                 1,800,000           1,803,424
    MSDWCC Heloc Trust
      5.57%, 7/25/2017 (b)                                 1,330,725           1,331,638
    Nomura Asset Acceptance Corp
      5.61%, 6/25/2035 (b)                                   921,732             921,941
    Ownit Mortgage Loan Asset Backed
        Certificates
      5.69%, 8/25/2036 (b)                                 3,212,690           3,214,216
    Popular ABS Mortgage Pass-Through Trust
      5.65%, 5/25/2035 (a)(b)                              5,086,410           5,100,041
      5.65%, 11/25/2035 (b)                                3,355,000           3,361,935
    Residential Asset Mortgage Products Inc
      5.61%, 12/25/2034 (b)                                1,525,000           1,526,409
      5.65%, 7/25/2035 (b)                                 3,000,000           3,005,316
    Residential Asset Securities Corp
      3.28%, 8/25/2029                                       195,806             193,384
    SACO I Inc
      5.65%, 4/25/2035 (b)                                 1,143,519           1,143,674
    Saxon Asset Securities Trust
      5.73%, 12/26/2034 (b)                                3,536,397           3,542,894
      5.60%, 3/25/2035 (b)                                 2,449,789           2,451,415
      5.91%, 3/25/2035 (b)                                 2,500,000           2,509,760

    Securitized Asset Backed Receivables LLC
      5.61%, 3/25/2035 (b)                                 2,135,000           2,135,993
                                                                        -----------------
                                                                        -----------------
                                                                             153,964,228
                                                                        -----------------
                                                                        -----------------
    Auto - Car & Light Trucks (0.50%)
    DaimlerChrysler NA Holding Corp
      6.16%, 8/ 8/2006 (b)                                 1,900,000           1,900,114
      5.78%, 9/10/2007 (b)                                 1,200,000           1,203,617
      4.75%, 1/15/2008                                        75,000              73,918
      5.68%, 10/31/2008 (a)(b)                             3,500,000           3,516,768
      5.74%, 3/13/2009 (a)(b)                              2,675,000           2,677,785
                                                                        -----------------
                                                                        -----------------
                                                                               9,372,202
                                                                        -----------------
                                                                        -----------------
    Auto/Truck Parts & Equipment -
        Original (0.11%)
    Stanadyne Corp
      10.00%, 8/15/2014                                      375,000             360,000
    Tenneco Inc
      10.25%, 7/15/2013                                      500,000             545,000
    TRW Automotive Inc
      9.38%, 2/15/2013                                       600,000             637,500
    United Components Inc
      9.38%, 6/15/2013                                       500,000             491,875
                                                                        -----------------
                                                                        -----------------
                                                                               2,034,375
                                                                        -----------------
                                                                        -----------------
    Automobile Sequential (0.37%)
    Capital Auto Receivables Asset Trust
      3.92%, 11/16/2009                                    2,000,000           1,947,750
      5.74%, 6/15/2010 (b)                                 1,070,000           1,075,060
    Carss Finance LP
      5.65%, 1/15/2011 (b)(c)                              2,347,369           2,348,876
    M&I Auto Loan Trust
      3.04%, 10/20/2008                                       57,530              57,310
    WFS Financial Owner Trust
      4.50%, 5/17/2013                                     1,600,000           1,563,912
                                                                        -----------------
                                                                        -----------------
                                                                               6,992,908
                                                                        -----------------
                                                                        -----------------
    Beverages - Non-Alcoholic (0.04%)
    Bottling Group LLC
      4.63%, 11/15/2012                                      110,000             104,791
    Coca-Cola HBC Finance BV
      5.13%, 9/17/2013                                       345,000             332,729
    Cott Beverages USA Inc
      8.00%, 12/15/2011                                      350,000             353,500
                                                                        -----------------
                                                                        -----------------
                                                                                 791,020
                                                                        -----------------
                                                                        -----------------
    Beverages - Wine & Spirits (0.24%)
    Diageo Capital PLC
      5.59%, 4/20/2007 (b)                                 1,800,000           1,801,703
    Diageo Finance BV
      5.50%, 4/ 1/2013                                     2,650,000           2,609,200
                                                                        -----------------
                                                                        -----------------
                                                                               4,410,903
                                                                        -----------------
                                                                        -----------------
    Brewery (0.43%)
    Cia Brasileira de Bebidas
      10.50%, 12/15/2011                                   1,175,000           1,380,625
      8.75%, 9/15/2013                                       685,000             763,775
    Coors Brewing Co
      6.38%, 5/15/2012                                       650,000             665,762
    FBG Finance Ltd
      5.13%, 6/15/2015 (c)                                 2,250,000           2,089,782
    SABMiller PLC
      6.50%, 7/ 1/2016 (c)                                 3,000,000           3,074,667
                                                                        -----------------
                                                                        -----------------
                                                                               7,974,611
                                                                        -----------------
                                                                        -----------------

    Broadcasting Services & Programming (0.04%)
    Fisher Communications Inc
      8.63%, 9/15/2014                                       400,000             408,000
    Grupo Televisa SA
      8.50%, 3/11/2032                                       260,000             304,372
                                                                        -----------------
                                                                        -----------------
                                                                                 712,372
                                                                        -----------------
                                                                        -----------------
    Building - Residential & Commercial (0.11%)
    Beazer Homes USA Inc
      8.38%, 4/15/2012                                       550,000             539,000
    DR Horton Inc
      8.50%, 4/15/2012                                       500,000             524,722
    K Hovnanian Enterprises Inc
      8.63%, 1/15/2017 (d)                                   350,000             341,250
    KB Home
      7.75%, 2/ 1/2010                                       340,000             337,025
    Technical Olympic USA Inc
      8.25%, 4/ 1/2011 (c)(d)                                400,000             367,000
                                                                        -----------------
                                                                        -----------------
                                                                               2,108,997
                                                                        -----------------
                                                                        -----------------
    Building & Construction -
   Miscellaneous (0.02%)
    Dycom Industries Inc
      8.13%, 10/15/2015                                      400,000             402,000
                                                                        -----------------
                                                                        -----------------

    Building & Construction Products -
    Miscellaneous (0.19%)
    CRH America Inc
      6.95%, 3/15/2012                                     1,525,000           1,592,805
      5.30%, 10/15/2013                                      135,000             128,961
      6.40%, 10/15/2033                                      345,000             339,285
    Masco Corp
      5.53%, 3/ 9/2007 (b)(c)                              1,400,000           1,400,882
                                                                        -----------------
                                                                        -----------------
                                                                               3,461,933
                                                                        -----------------
                                                                        -----------------
    Building Products - Air & Heating (0.01%)
    York International Corp
      6.63%, 8/15/2006                                       235,000             235,043
                                                                        -----------------
                                                                        -----------------

    Building Products - Cement &
    Aggregate (0.14%)
    Lafarge SA
      6.15%, 7/15/2011                                     1,405,000           1,414,033
      6.50%, 7/15/2016                                     1,175,000           1,180,152
                                                                        -----------------
                                                                        -----------------
                                                                               2,594,185
                                                                        -----------------
                                                                        -----------------
    Cable TV (0.83%)
    Charter Communications Operating LLC/
    Charter Communications Operating Capital
      8.38%, 4/30/2014 (c)(d)                                650,000             654,875
    Comcast Cable Communications Holdings I
      8.38%, 5/ 1/2007                                       500,000             509,993
    Comcast Corp
      5.80%, 7/14/2009 (b)                                 3,650,000           3,654,500
      5.90%, 3/15/2016                                       935,000             910,943
      7.05%, 3/15/2033                                     2,185,000           2,229,836
    COX Communications Inc
      5.87%, 12/14/2007 (a)(b)                             2,750,000           2,763,439
      4.63%, 1/15/2010                                       805,000             773,451
      6.75%, 3/15/2011                                       305,000             312,969
      7.13%, 10/ 1/2012                                      450,000             468,583
      4.63%, 6/ 1/2013                                     1,000,000             907,776
      5.50%, 10/ 1/2015                                      165,000             153,620
    Echostar DBS Corp
      6.63%, 10/ 1/2014                                    1,675,000           1,616,375

    Kabel Deutschland GmbH
      10.63%, 7/ 1/2014 (c)(d)                               450,000             477,000
                                                                        -----------------
                                                                        -----------------
                                                                              15,433,360
                                                                        -----------------
                                                                        -----------------
    Casino Hotels (0.38%)
    Aztar Corp
      9.00%, 8/15/2011                                       500,000             522,500
    Caesars Entertainment Inc
      9.38%, 2/15/2007                                     1,000,000           1,013,750
    Harrah's Operating Co Inc
      5.50%, 7/ 1/2010                                     1,060,000           1,040,200
      5.75%, 10/ 1/2017                                    1,410,000           1,296,387
    Mandalay Resort Group
      10.25%, 8/ 1/2007                                    1,020,000           1,053,150
    MGM Mirage
      6.75%, 4/ 1/2013 (c)                                 1,035,000             993,600
    Mirage Resorts Inc
      7.25%, 10/15/2006                                      450,000             450,000
    Riviera Holdings Corp
      11.00%, 6/15/2010                                      400,000             421,000
    Turning Stone Casino Resort Enterprise
      9.13%, 12/15/2010 (c)                                  400,000             404,000
                                                                        -----------------
                                                                        -----------------
                                                                               7,194,587
                                                                        -----------------
                                                                        -----------------
    Cellular Telecommunications (0.83%)
    America Movil SA de CV
      6.11%, 4/27/2007 (b)                                 1,700,000           1,701,700
    Dobson Cellular Systems Inc
      8.38%, 11/ 1/2011 (c)                                  450,000             465,750
    New Cingular Wireless Services Inc
      8.13%, 5/ 1/2012                                     1,775,000           1,966,909
      8.75%, 3/ 1/2031                                       525,000             650,077
    Nextel Communications Inc
      5.95%, 3/15/2014                                     2,925,000           2,834,579
    Rogers Wireless Inc
      8.45%, 12/15/2010 (b)(d)                             3,000,000           3,082,500
      7.25%, 12/15/2012                                    1,000,000           1,012,500
    Rural Cellular Corp
      8.25%, 3/15/2012 (d)                                   500,000             516,250
    Verizon Wireless Capital LLC
      5.38%, 12/15/2006                                    1,395,000           1,394,696
    Vodafone Group PLC
      5.67%, 6/15/2011 (b)                                 1,930,000           1,928,408
                                                                        -----------------
                                                                        -----------------
                                                                              15,553,369
                                                                        -----------------
                                                                        -----------------
    Chemicals - Diversified (0.36%)
    Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                       240,000             239,262
    Equistar Chemicals LP/Equistar
    Funding Corp
      10.63%, 5/ 1/2011                                    1,915,000           2,058,625
    ICI Wilmington Inc
      5.63%, 12/ 1/2013                                      930,000             898,076
    Ineos Group Holdings Plc
      8.50%, 2/15/2016 (c)(d)                                400,000             375,000
    Lyondell Chemical Co
      9.50%, 12/15/2008                                    2,228,000           2,289,270
    Nova Chemicals Corp
      6.50%, 1/15/2012                                       750,000             697,500
    Phibro Animal Health Corp
      10.00%, 8/ 1/2013 (c)                                  250,000             251,875
                                                                        -----------------
                                                                        -----------------
                                                                               6,809,608
                                                                        -----------------
                                                                        -----------------

    Chemicals - Specialty (0.19%)
    Chemtura Corp
      6.88%, 6/ 1/2016                                       840,000             810,600
    Hercules Inc
      6.75%, 10/15/2029                                      400,000             374,000
    MacDermid Inc
      9.13%, 7/15/2011                                       400,000             417,500
    Nalco Co
      7.75%, 11/15/2011                                      550,000             552,750
    NewMarket Corp
      8.88%, 5/ 1/2010                                       450,000             459,562
    OM Group Inc
      9.25%, 12/15/2011                                      400,000             414,000
    Rhodia SA
      10.25%, 6/ 1/2010 (d)                                  475,000             514,188
                                                                        -----------------
                                                                        -----------------
                                                                               3,542,600
                                                                        -----------------
                                                                        -----------------
    Coal (0.04%)
    Alpha Natural Resources LLC/Alpha
    Natural Resources Capital Corp
      10.00%, 6/ 1/2012                                      250,000             265,625
    Massey Energy Co
      6.88%, 12/15/2013 (d)                                  600,000             553,500
                                                                        -----------------
                                                                        -----------------
                                                                                 819,125
                                                                        -----------------
                                                                        -----------------
    Coatings & Paint (0.03%)
    Valspar Corp
      6.00%, 5/ 1/2007                                       465,000             465,920
                                                                        -----------------
                                                                        -----------------

    Commercial Banks (0.80%)
    American Express Centurion Bank
      5.46%, 7/19/2007 (b)                                 2,000,000           2,002,242
    BOI Capital Funding No 2 LP
      5.57%, 8/29/2049 (b)(c)                              1,345,000           1,266,622
    Commonwealth Bank of Australia
      6.02%, 3/15/2036 (c)                                 1,700,000           1,637,035
    Glitnir Banki HF
      5.67%, 10/15/2008 (b)(c)                             1,500,000           1,489,380
      4.75%, 10/15/2010 (c)                                  960,000             919,135
    HSBC Holdings PLC
      5.25%, 12/12/2012                                      300,000             293,272
    KeyBank NA
      5.18%, 8/ 8/2007 (b)                                   750,000             750,312
      5.28%, 11/ 3/2009 (b)                                2,000,000           2,003,674
    Royal Bank of Scotland Group PLC
      5.00%, 10/ 1/2014                                      220,000             209,100
    Union Planters Bank NA
      5.13%, 6/15/2007                                       310,000             309,047
    United Overseas Bank Ltd
      4.50%, 7/ 2/2013 (c)                                   325,000             298,779
    US Bank NA
      6.38%, 8/ 1/2011                                       275,000             285,620
    VTB Capital SA for Vneshtorgbank
      6.17%, 9/21/2007 (b)(c)(d)                           1,410,000           1,413,462
    Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                       385,000             414,604
    Woori Bank
      6.13%, 5/ 3/2016 (b)(c)(d)                           1,700,000           1,693,399
                                                                        -----------------
                                                                        -----------------
                                                                              14,985,683
                                                                        -----------------
                                                                        -----------------

    Commercial Services (0.06%)
    Iron Mountain Inc
      8.25%, 7/ 1/2011                                     1,175,000           1,183,813
                                                                        -----------------
                                                                        -----------------

    Commercial Services - Finance (0.02%)
    Cardtronics Inc
      9.25%, 8/15/2013 (c)                                   425,000             426,063
                                                                        -----------------
                                                                        -----------------

    Computer Services (0.02%)
    Sungard Data Systems Inc
      9.13%, 8/15/2013                                       425,000             434,031
                                                                        -----------------
                                                                        -----------------

    Computers - Integrated Systems (0.01%)
    NCR Corp
      7.13%, 6/15/2009                                       100,000             102,543
                                                                        -----------------
                                                                        -----------------

    Computers - Memory Devices (0.08%)
    Seagate Technology HDD Holdings
      8.00%, 5/15/2009                                     1,500,000           1,530,000
                                                                        -----------------
                                                                        -----------------

    Consumer Products -
    Miscellaneous (0.32%)
    Blyth Inc
      5.50%, 11/ 1/2013                                      400,000             318,000
    Fortune Brands Inc
      5.13%, 1/15/2011                                     2,880,000           2,789,289
      5.38%, 1/15/2016                                     2,845,000           2,651,944
      5.88%, 1/15/2036                                       175,000             156,333
                                                                        -----------------
                                                                        -----------------
                                                                               5,915,566
                                                                        -----------------
                                                                        -----------------
    Containers - Metal & Glass (0.14%)
    Ball Corp
      6.88%, 12/15/2012                                      500,000             497,500
    Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                     1,319,000           1,360,219
      8.75%, 11/15/2012                                      750,000             791,250
                                                                        -----------------
                                                                        -----------------
                                                                               2,648,969
                                                                        -----------------
                                                                        -----------------
    Containers - Paper & Plastic (0.06%)
    Intertape Polymer US Inc
      8.50%, 8/ 1/2014                                       500,000             462,500
    Plastipak Holdings Inc
      8.50%, 12/15/2015 (c)(d)                               375,000             371,250
    Smurfit-Stone Container Enterprises Inc
      8.38%, 7/ 1/2012                                       300,000             285,375
                                                                        -----------------
                                                                        -----------------
                                                                               1,119,125
                                                                        -----------------
                                                                        -----------------
    Credit Card Asset Backed Securities (2.24%)
    American Express Credit Account Master Trust
      5.62%, 9/15/2011 (b)                                   600,000             602,302
    BA Credit Card Trust
      5.75%, 10/15/2009 (b)                                1,600,000           1,603,854
      5.74%, 1/18/2011 (a)(b)                              2,500,000           2,511,438
    Bank One Issuance Trust
      3.59%, 5/17/2010                                     1,000,000             979,634
      5.69%, 3/15/2012 (b)                                 3,550,000           3,570,512
    Capital One Multi-Asset Execution Trust
      5.59%, 12/15/2009 (b)                                1,690,000           1,689,978
    Chase Credit Card Master Trust
      5.57%, 5/15/2009 (b)                                 2,250,000           2,249,971
      5.72%, 10/15/2010 (b)                                1,550,000           1,557,252
      5.70%, 1/17/2011 (b)                                 3,100,000           3,114,957
    Chase Credit Card Master Trust (continued)
      5.72%, 2/15/2011 (a)(b)                              7,500,000           7,549,073
    Citibank Credit Card Issuance Trust
      5.79%, 6/25/2009 (b)                                 3,250,000           3,255,805
      5.60%, 5/20/2011 (b)                                 2,300,000           2,306,613
    Citibank Credit Card Master Trust I
      5.59%, 3/10/2011 (b)                                 1,875,000           1,883,698
    First USA Credit Card Master Trust
      5.73%, 4/18/2011 (b)                                 3,650,000           3,669,987
    GE Capital Credit Card Master Note Trust
      5.67%, 6/15/2010 (b)                                 2,000,000           2,002,318
    Providian Master Note Trust
      5.10%, 11/15/2012 (c)                                3,350,000           3,319,592
                                                                        -----------------
                                                                        -----------------
                                                                              41,866,984
                                                                        -----------------
                                                                        -----------------
    Cruise Lines (0.13%)
    Royal Caribbean Cruises Ltd
      7.25%, 8/15/2006                                       950,000             950,475
      7.00%, 10/15/2007                                    1,500,000           1,513,188
                                                                        -----------------
                                                                        -----------------
                                                                               2,463,663
                                                                        -----------------
                                                                        -----------------
    Data Processing & Management (0.08%)
    Dun & Bradstreet Corp
      5.50%, 3/15/2011                                     1,350,000           1,342,317
    Fidelity National Information Services
      4.75%, 9/15/2008                                       225,000             210,956
                                                                        -----------------
                                                                        -----------------
                                                                               1,553,273
                                                                        -----------------
                                                                        -----------------
    Dialysis Centers (0.02%)
    DaVita Inc
      7.25%, 3/15/2015 (d)                                   400,000             382,500
                                                                        -----------------
                                                                        -----------------

    Distribution & Wholesale (0.16%)
    Aviall Inc
      7.63%, 7/ 1/2011                                     2,800,000           2,919,000
                                                                        -----------------
                                                                        -----------------

    Diversified Financial Services (0.06%)
    General Electric Capital Corp
      4.63%, 9/15/2009                                       285,000             278,865
      4.25%, 12/ 1/2010 (d)                                  735,000             702,422
      6.75%, 3/15/2032                                       125,000             135,965
                                                                        -----------------
                                                                        -----------------
                                                                               1,117,252
                                                                        -----------------
                                                                        -----------------
    Diversified Manufacturing Operations(0.05%)
    Bombardier Inc
      6.75%, 5/ 1/2012 (c)(d)                                450,000             416,250
    Jacuzzi Brands Inc
      9.63%, 7/ 1/2010                                       400,000             423,000
                                                                        -----------------
                                                                        -----------------
                                                                                 839,250
                                                                        -----------------
                                                                        -----------------
    Diversified Minerals (0.08%)
    Teck Cominco Ltd
      6.13%, 10/ 1/2035                                    1,600,000           1,443,123
                                                                        -----------------
                                                                        -----------------

    Diversified Operations (0.04%)
    Noble Group Ltd
      6.63%, 3/17/2015 (c)                                   850,000             731,082
                                                                        -----------------
                                                                        -----------------

    Diversified Operations &
    Commercial Services (0.02%)
    Chemed Corp
      8.75%, 2/24/2011                                       350,000             367,500
                                                                        -----------------
                                                                        -----------------

    E-Commerce - Products (0.01%)
    FTD Inc
      7.75%, 2/15/2014                                       225,000             216,563
                                                                        -----------------
                                                                        -----------------

    Electric - Distribution (0.10%)
    Detroit Edison Co
      5.70%, 10/ 1/2037                                    2,170,000           1,957,709
                                                                        -----------------
                                                                        -----------------

    Electric - Generation (0.19%)
    CE Casecnan Water & Energy
      11.95%, 11/15/2010                                   1,707,375           1,809,818
    Edison Mission Energy
      7.50%, 6/15/2013 (c)                                   500,000             493,750
    Korea East-West Power Co Ltd
      4.88%, 4/21/2011 (c)                                   280,000             269,454
    Tenaska Oklahoma
      6.53%, 12/30/2014 (c)                                  454,992             442,315
    Tenaska Virginia Partners LP
      6.12%, 3/30/2024 (c)                                   497,837             490,947
                                                                        -----------------
                                                                        -----------------
                                                                               3,506,284
                                                                        -----------------
                                                                        -----------------
    Electric - Integrated (3.11%)
    Alabama Power Co
      5.40%, 8/25/2009 (b)                                 1,000,000           1,003,096
    AmerenUE
      5.40%, 2/ 1/2016 (d)                                 1,605,000           1,542,896
      5.10%, 10/ 1/2019                                    1,335,000           1,214,265
    Appalachian Power Co
      5.83%, 6/29/2007 (b)                                 2,500,000           2,506,213
    Arizona Public Service Co
      6.50%, 3/ 1/2012                                     2,640,000           2,691,997
      5.80%, 6/30/2014                                       555,000             541,622
    Carolina Power & Light Co
      6.65%, 4/ 1/2008                                       200,000             203,372
      6.50%, 7/15/2012                                       200,000             206,962
      5.25%, 12/15/2015                                      935,000             895,627
    Centerpoint Energy Inc
      5.88%, 6/ 1/2008                                       355,000             355,623
    Cincinnati Gas & Electric
      5.40%, 6/15/2033                                       145,000             125,178
    Commonwealth Edison Co
      5.90%, 3/15/2036                                       915,000             854,504
    Consumers Energy Co
      4.25%, 4/15/2008                                       140,000             136,729
    Dayton Power & Light Co/The
      5.12%, 10/ 1/2013 (b)                                  600,000             576,865
    Dominion Resources Inc/VA
      5.79%, 9/28/2007 (b)                                 1,440,000           1,441,041
      5.69%, 5/15/2008                                     2,150,000           2,151,425
      8.13%, 6/15/2010                                     1,075,000           1,160,466
      5.95%, 6/15/2035 (d)                                   855,000             784,661
    DTE Energy Co
      6.35%, 6/ 1/2016                                       725,000             730,237
    Duquesne Light Holdings Inc
      5.50%, 8/15/2015                                     1,500,000           1,375,721
    Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                       345,000             331,430
      6.02%, 12/ 8/2008 (b)(c)                             1,465,000           1,466,803
    Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                      350,000             345,645

    Exelon Corp
      4.45%, 6/15/2010                                       575,000             551,162
      6.75%, 5/ 1/2011                                       355,000             368,668
    FirstEnergy Corp
      5.50%, 11/15/2006                                      378,000             377,859
      6.45%, 11/15/2011                                    1,705,000           1,752,520
    Florida Power & Light Co
      5.40%, 9/ 1/2035                                       310,000             280,609
    Georgia Power Co
      5.35%, 2/17/2009 (b)                                 2,650,000           2,657,428
    Indianapolis Power & Light
      7.38%, 8/ 1/2007                                       620,000             629,799
    Midamerican Energy Holdings Co
      4.63%, 10/ 1/2007                                      380,000             376,002
      3.50%, 5/15/2008                                       975,000             941,174
    Mirant Americas Generation LLC
      8.30%, 5/ 1/2011                                       500,000             487,500
    Mission Energy Holding Co
      13.50%, 7/15/2008                                      425,000             474,938
    Nevada Power Co
      6.65%, 4/ 1/2036 (c)                                 1,600,000           1,551,544
    Nisource Finance Corp
      3.20%, 11/ 1/2006                                      565,000             561,516
    Northeast Utilities
      3.30%, 6/ 1/2008                                       460,000             440,883
    Northern States Power-Minnesota
      5.25%, 7/15/2035                                       770,000             679,625
    NorthWestern Corp
      7.30%, 12/ 1/2006 (c)                                1,850,000           1,856,938
    Ohio Power Co
      4.85%, 1/15/2014                                       510,000             476,936
    PPL Energy Supply LLC
      6.40%, 11/ 1/2011                                       50,000              51,092
      5.40%, 8/15/2014                                       735,000             703,630
      6.20%, 5/15/2016                                     1,785,000           1,791,414
    PSEG Power LLC
      3.75%, 4/ 1/2009                                     2,750,000           2,622,799
      6.95%, 6/ 1/2012                                     1,685,000           1,761,802
    Puget Energy Inc
      3.36%, 6/ 1/2008                                       350,000             335,718
    Southern California Edison Co
      5.25%, 2/ 2/2009 (a)(b)                              1,325,000           1,325,730
      5.00%, 1/15/2016                                       980,000             920,895
      5.35%, 7/15/2035                                     1,765,000           1,564,274
    Tampa Electric Co
      6.55%, 5/15/2036                                       800,000             814,703
    TXU Electric Delivery Co
      6.38%, 5/ 1/2012                                     3,175,000           3,231,918
      7.25%, 1/15/2033                                       115,000             124,896
    TXU Energy Co LLC
      6.13%, 3/15/2008 (d)                                 3,055,000           3,070,015
    Virginia Electric and Power Co
      4.50%, 12/15/2010                                      325,000             310,368
      5.40%, 1/15/2016                                     1,535,000           1,467,219
    Xcel Energy Inc
      6.50%, 7/ 1/2036                                       915,000             916,132
                                                                        -----------------
                                                                        -----------------
                                                                              58,120,084
                                                                        -----------------
                                                                        -----------------

    Electronic Components-Miscellaneous (0.11%)
    Celestica Inc
      7.88%, 7/ 1/2011 (d)                                   350,000             346,500
    Communications & Power Industries Inc
      8.00%, 2/ 1/2012                                       500,000             500,000
    Flextronics International Ltd
      6.50%, 5/15/2013                                       500,000             485,000
    Solectron Corp
      7.97%, 11/15/2006                                      700,000             696,500
                                                                        -----------------
                                                                        -----------------
                                                                               2,028,000
                                                                        -----------------
                                                                        -----------------
    Electronic Components-Semiconductors (0.11%)
    Amkor Technology Inc
      9.25%, 6/ 1/2016                                       675,000             621,000
    Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                     1,520,000           1,477,247
                                                                        -----------------
                                                                        -----------------
                                                                               2,098,247
                                                                        -----------------
                                                                        -----------------
    Electronic Connectors (0.07%)
    Thomas & Betts Corp
      6.63%, 5/ 7/2008                                     1,330,000           1,351,057
                                                                        -----------------
                                                                        -----------------

    Energy - Alternate Sources (0.22%)
    Aventine Renewable Energy Holdings Inc
      11.33%, 12/15/2011 (b)(c)                            3,850,000           4,056,938
                                                                        -----------------
                                                                        -----------------

    Engines - Internal Combustion (0.19%)
    Cummins Inc
      9.50%, 12/ 1/2010                                    3,425,000           3,619,865
                                                                        -----------------
                                                                        -----------------

    Export & Import Bank (0.04%)
    Export-Import Bank Of Korea
      4.50%, 8/12/2009                                       740,000             717,285
                                                                        -----------------
                                                                        -----------------

    Federal & Federally Sponsored Credit (0.01%)
    Federal Farm Credit Bank
      7.25%, 6/12/2007                                       180,000             182,723
                                                                        -----------------
                                                                        -----------------

    Finance - Auto Loans (0.35%)
    Ford Motor Credit Co
      6.50%, 1/25/2007                                       605,000             604,549
      5.80%, 1/12/2009                                       175,000             162,696
      7.38%, 10/28/2009                                      200,000             188,655
      10.49%, 6/15/2011 (c)                                  141,000             142,966
      9.96%, 4/15/2012 (b)                                   225,000             231,888
    General Motors Acceptance Corp
      6.13%, 9/15/2006                                     1,435,000           1,434,409
      6.04%, 3/20/2007 (b)                                 1,730,000           1,723,298
      6.88%, 9/15/2011                                     1,050,000           1,016,708
    Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (c)                                 1,150,000           1,106,916
                                                                        -----------------
                                                                        -----------------
                                                                               6,612,085
                                                                        -----------------
                                                                        -----------------
    Finance - Commercial (0.75%)
    Caterpillar Financial Services Corp
      5.50%, 7/27/2007 (b)                                 3,000,000           3,001,518
      5.05%, 12/ 1/2010                                    1,375,000           1,350,657
    CIT Group Inc
      5.37%, 2/15/2007 (b)                                   875,000             875,979
      5.80%, 7/28/2011                                     1,850,000           1,855,620

    Textron Financial Corp
      5.37%, 8/29/2006 (b)                                 1,500,000           1,500,002
      5.84%, 10/ 6/2006 (b)                                2,000,000           2,001,902
      5.25%, 11/ 7/2008 (a)(b)                             3,500,000           3,502,821
                                                                        -----------------
                                                                        -----------------
                                                                              14,088,499
                                                                        -----------------
                                                                        -----------------
    Finance - Consumer Loans (1.19%)
    HSBC Finance Capital Trust IX
      5.91%, 11/30/2035                                      650,000             633,241
    HSBC Finance Corp
      5.75%, 1/30/2007                                       700,000             700,929
      4.63%, 1/15/2008                                       100,000              98,910
      4.13%, 12/15/2008                                      900,000             873,759
      4.13%, 11/16/2009 (e)                                1,750,000           1,677,478
      5.45%, 11/16/2009 (b)                                3,275,000           3,292,312
      6.38%, 10/15/2011                                      110,000             113,452
      7.00%, 5/15/2012                                     2,095,000           2,228,154
      4.75%, 7/15/2013                                       615,000             578,823
    John Deere Capital Corp
      5.29%, 6/ 1/2007 (a)(b)                              5,000,000           5,004,025
    SLM Corp
      5.66%, 7/26/2010 (a)(b)                              7,000,000           6,995,317
                                                                        -----------------
                                                                        -----------------
                                                                              22,196,400
                                                                        -----------------
                                                                        -----------------
    Finance - Credit Card (0.29%)
    Capital One Bank
      5.00%, 6/15/2009                                     2,165,000           2,131,306
      5.13%, 2/15/2014                                       425,000             405,030
    Capital One Financial Corp
      4.80%, 2/21/2012                                       935,000             888,027
      5.50%, 6/ 1/2015                                       200,000             191,378
    MBNA Corp
      5.58%, 5/ 5/2008 (b)                                 1,875,000           1,888,740
                                                                        -----------------
                                                                        -----------------
                                                                               5,504,481
                                                                        -----------------
                                                                        -----------------
    Finance-Investment Banker & Broker (2.79%)
    Bear Stearns Cos Inc/The
      5.30%, 10/30/2015                                      790,000             757,476
    Citigroup Inc
      5.32%, 5/18/2010 (b)                                 5,550,000           5,565,440
      5.00%, 9/15/2014                                       265,000             251,287
      5.30%, 1/ 7/2016                                     1,400,000           1,354,205
      6.63%, 6/15/2032                                       470,000             496,158
      5.88%, 2/22/2033                                       525,000             502,240
    Credit Suisse USA Inc
      5.75%, 1/15/2010 (b)                                 1,500,000           1,505,928
    E*Trade Financial Corp
      8.00%, 6/15/2011                                       500,000             513,750
    Goldman Sachs Group Inc
      3.88%, 1/15/2009                                       640,000             616,665
      6.65%, 5/15/2009                                        75,000              77,311
      5.84%, 7/23/2009 (b)                                 2,000,000           2,013,112
      5.44%, 3/ 2/2010 (b)                                 1,500,000           1,502,239
      5.25%, 10/15/2013                                    2,500,000           2,416,925
      5.15%, 1/15/2014                                       540,000             516,476
      6.45%, 5/ 1/2036                                     2,615,000           2,567,912
    Jefferies Group Inc
      6.25%, 1/15/2036                                     1,780,000           1,649,674
    JPMorgan Chase & Co
      5.46%, 3/ 9/2009 (b)                                 2,000,000           2,006,202
      6.75%, 2/ 1/2011                                       175,000             183,216

    JPMorgan Chase & Co (continued)
      4.75%, 3/ 1/2015                                     2,135,000           1,979,623
      5.25%, 5/ 1/2015                                     4,025,000           3,847,872
    Lehman Brothers Holdings Inc
      5.41%, 11/10/2009 (b)                                3,000,000           3,012,402
    Merrill Lynch & Co Inc
      5.41%, 2/ 6/2009 (b)                                 2,275,000           2,285,706
      5.37%, 2/ 5/2010 (b)                                 1,500,000           1,505,400
      5.77%, 7/25/2011                                     2,765,000           2,779,555
      6.05%, 5/16/2016                                     2,600,000           2,605,814
    Morgan Stanley
      5.64%, 1/12/2007 (b)                                 1,100,000           1,100,783
      5.79%, 1/15/2010 (b)                                 3,925,000           3,944,841
      6.75%, 4/15/2011                                       640,000             668,743
      5.30%, 3/ 1/2013                                       455,000             444,433
      4.75%, 4/ 1/2014                                     3,790,000           3,519,834
                                                                        -----------------
                                                                        -----------------
                                                                              52,191,222
                                                                        -----------------
                                                                        -----------------
    Finance - Leasing Company (0.11%)
    International Lease Finance Corp
      5.91%, 1/15/2010 (b)                                 2,000,000           2,010,998
                                                                        -----------------
                                                                        -----------------

    Finance - Mortgage Loan/Banker (3.39%)
    Countrywide Financial Corp
      5.67%, 12/19/2008 (a)(b)                             4,165,000           4,173,517
      6.25%, 5/15/2016 (d)                                 1,700,000           1,691,730
    Countrywide Home Loans Inc
      5.50%, 2/ 1/2007                                       255,000             254,860
      5.42%, 11/16/2007 (b)                                  750,000             751,716
      4.25%, 12/19/2007                                      240,000             235,801
    Fannie Mae
      3.70%, 11/ 1/2007                                    1,870,000           1,831,413
      2.88%, 5/19/2008                                       825,000             790,800
      3.88%, 11/17/2008                                    1,275,000           1,236,204
      5.25%, 1/15/2009                                       350,000             350,138
      7.25%, 1/15/2010 (d)                                   250,000             265,706
      6.00%, 5/15/2011 (d)                                    75,000              77,259
      5.69%, 2/25/2018 (b)                                 1,272,501           1,275,796
      5.64%, 11/25/2022 (b)                                1,550,282           1,555,735
      5.59%, 1/25/2023 (b)                                 1,977,774           1,981,138
      6.25%, 5/15/2029                                     1,000,000           1,096,659
      7.25%, 5/15/2030                                     9,400,000          11,549,611
      5.69%, 2/25/2032 (b)                                 3,142,750           3,151,141
      5.64%, 3/25/2035 (b)                                 1,325,798           1,326,363
    Fannie Mae Whole Loan
      5.59%, 5/25/2035 (b)                                 2,748,323           2,755,669
    Freddie Mac
      2.65%, 5/30/2008                                     2,025,000           1,933,585
      4.75%, 5/ 6/2013                                     1,150,000           1,094,377
      4.63%, 5/28/2013                                       925,000             869,212
      5.67%, 6/15/2018 (b)                                 1,559,852           1,564,108
      5.82%, 6/15/2023 (b)                                 1,815,656           1,832,584
      5.72%, 2/15/2030 (b)                                 1,269,733           1,274,100
      5.72%, 5/15/2030 (b)                                 1,029,668           1,032,308
      6.75%, 3/15/2031                                     1,303,000           1,517,261
      6.25%, 7/15/2032 (d)                                 7,550,000           8,315,887
    Residential Capital Corp
      6.87%, 6/29/2007 (b)                                 2,025,000           2,035,212
      7.34%, 4/17/2009 (b)(c)                                400,000             399,555
      6.00%, 2/22/2011                                     4,335,000           4,253,884

    Residential Capital Corp (continued)
      6.50%, 4/17/2013                                       910,000             905,295
                                                                        -----------------
                                                                        -----------------
                                                                              63,378,624
                                                                        -----------------
                                                                        -----------------
    Finance - Other Services (0.05%)
    American Real Estate Partners LP/American
    Real Estate Finance Corp
      7.13%, 2/15/2013                                       480,000             471,600
    Athena Neurosciences Finance LLC
      7.25%, 2/21/2008                                       550,000             547,250
                                                                        -----------------
                                                                        -----------------
                                                                               1,018,850
                                                                        -----------------
                                                                        -----------------
    Food - Meat Products (0.06%)
    Tyson Foods Inc
      6.85%, 4/ 1/2016 (b)                                 1,055,000           1,040,994
                                                                        -----------------
                                                                        -----------------

    Food - Miscellaneous/Diversified (0.11%)
    Corn Products International Inc
      8.45%, 8/15/2009                                       470,000             503,636
    Kraft Foods Inc
      4.63%, 11/ 1/2006                                    1,525,000           1,521,093
                                                                        -----------------
                                                                        -----------------
                                                                               2,024,729
                                                                        -----------------
                                                                        -----------------
    Food - Retail (0.53%)
    Delhaize America Inc
      8.13%, 4/15/2011                                     2,580,000           2,744,934
    Safeway Inc
      7.00%, 9/15/2007                                       315,000             319,691
      5.83%, 3/27/2009 (a)(b)                              4,450,000           4,453,302
      5.80%, 8/15/2012                                     2,350,000           2,315,361
                                                                        -----------------
                                                                        -----------------
                                                                               9,833,288
                                                                        -----------------
                                                                        -----------------
    Food - Wholesale & Distribution (0.01%)
    Sysco International Co
      6.10%, 6/ 1/2012 (d)                                   100,000             102,348
                                                                        -----------------
                                                                        -----------------

    Gas - Distribution (0.04%)
    Sempra Energy
      4.75%, 5/15/2009                                       675,000             660,279
                                                                        -----------------
                                                                        -----------------

    Home Equity - Other (10.36%)
    AAA Trust
      5.67%, 2/27/2035 (b)(c)                              1,379,853           1,382,755
    ACE Securities Corp
      5.61%, 3/25/2035 (b)                                 1,050,000           1,050,777
      5.60%, 5/25/2035 (b)                                 1,115,000           1,116,696
      5.50%, 7/25/2035 (b)                                 2,195,989           2,196,279
      5.60%, 8/25/2035 (b)                                 6,050,000           6,052,565
      5.60%, 9/25/2035 (b)                                 4,875,000           4,877,369
      5.59%, 10/25/2035 (b)                                5,100,000           5,102,218
    Asset Backed Funding Certificates
      5.65%, 2/25/2035 (b)                                   968,757             969,201
      5.56%, 6/25/2035 (b)                                 5,500,000           5,501,733
      5.63%, 7/25/2035 (b)                                 3,575,000           3,580,051
    Bear Stearns Asset Backed Securities Inc
      5.99%, 3/25/2034 (b)                                 1,515,000           1,514,970
      5.63%, 2/25/2035 (b)                                 2,655,573           2,657,031
      5.65%, 9/25/2035 (b)                                 8,075,000           8,080,491
    CDC Mortgage Capital Trust
      5.96%, 6/25/2034 (b)                                   637,498             638,786
    Citigroup Mortgage Loan Trust Inc
      5.65%, 10/25/2035 (a)(b)                            13,000,000          13,023,517

    Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (b)(f)                              3,500,000           3,523,023
    First NLC Trust
      5.61%, 5/25/2035 (b)                                 4,964,550           4,966,824
      5.72%, 5/25/2035 (b)                                 1,268,895           1,268,872
      5.61%, 12/25/2035 (b)                               15,600,000          15,606,942
    First-Citizens Home Equity Loan LLC
      5.58%, 9/15/2022 (b)(c)                              2,059,315           2,054,585
    Indymac Home Equity Loan Asset-Backed Trust
      5.65%, 3/25/2035 (a)(b)                              7,437,962           7,445,206
    Indymac Residential Asset Backed Trust
      5.63%, 8/25/2035 (b)                                 3,500,000           3,504,991
    IXIS Real Estate Capital Trust
      5.63%, 12/25/2035 (b)                                2,375,000           2,378,156
    JP Morgan Mortgage Acquisition Corp
      5.65%, 7/25/2035 (b)                                16,200,000          16,258,012
    Master Asset Backed Securities Trust
      5.61%, 12/25/2034 (b)                                1,801,403           1,802,605
    Merrill Lynch Mortgage Investors Inc
      5.59%, 2/25/2036 (b)                                 2,700,000           2,701,404
    Morgan Stanley ABS Capital I
      5.60%, 12/25/2034 (b)                                3,284,905           3,288,309
      6.26%, 12/25/2034 (b)                                1,500,000           1,513,725
      5.48%, 7/25/2035 (b)                                 1,229,156           1,229,440
      5.64%, 9/25/2035 (b)                                 5,500,000           5,510,477
    Morgan Stanley Home Equity Loans
      5.50%, 8/25/2035 (b)                                 2,871,362           2,872,080
    New Century Home Equity Loan Trust
      6.10%, 1/25/2034 (b)                                 1,373,478           1,385,001
      5.68%, 3/25/2035 (b)                                 1,487,794           1,489,626
      5.65%, 7/25/2035 (a)(b)                             13,800,000          13,832,858
    Nomura Home Equity Loan Inc
      5.51%, 5/25/2035 (b)                                 1,607,798           1,608,095
      5.60%, 5/25/2035 (b)                                 2,000,000           2,002,712
    Option One Mortgage Loan Trust
      5.92%, 5/25/2034 (b)                                 1,250,000           1,253,910
      6.44%, 5/25/2034 (b)                                 1,250,000           1,249,977
      5.69%, 11/25/2034 (b)                                  232,974             233,154
      5.63%, 2/25/2035 (b)                                 1,645,967           1,648,165
      6.38%, 2/25/2035 (b)                                   600,000             605,489
      5.60%, 5/25/2035 (b)                                 3,000,000           3,003,672
    Residential Asset Securities Corp
      7.18%, 4/25/2032 (b)                                    53,391              53,462
      5.83%, 10/25/2033 (b)                                  559,345             560,720
      5.97%, 12/25/2033 (b)                                2,000,000           2,005,532
      6.54%, 3/25/2035 (b)                                 1,050,000           1,055,962
      5.59%, 5/25/2035 (b)                                 2,475,000           2,476,770
      5.59%, 6/25/2035 (b)                                 3,750,000           3,756,878
      5.55%, 7/25/2035 (b)                                 5,928,000           5,931,581
      5.65%, 7/25/2035 (a)(b)                             11,000,000          11,033,935
    Saxon Asset Securities Trust
      6.51%, 3/25/2035 (b)                                 1,800,000           1,808,867
    Structured Asset Securities Corp
      5.60%, 3/25/2035 (b)                                 2,069,664           2,070,132
    Wells Fargo Home Equity Trust
      5.88%, 4/25/2034 (b)                                 1,140,000           1,139,995
                                                                        -----------------
                                                                        -----------------
                                                                             193,875,583
                                                                        -----------------
                                                                        -----------------

    Home Equity - Sequential (0.07%)
    Residential Asset Securities Corp
      4.70%, 10/25/2031                                    1,226,737           1,218,364
                                                                        -----------------
                                                                        -----------------

    Hotels & Motels (0.05%)
    Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                     1,000,000           1,006,250
                                                                        -----------------
                                                                        -----------------

    Independent Power Producer (0.03%)
    NRG Energy Inc
      7.25%, 2/ 1/2014                                       600,000             587,250
                                                                        -----------------
                                                                        -----------------

    Industrial Automation & Robots (0.02%)
    Intermec Inc
      7.00%, 3/15/2008                                       450,000             447,750
                                                                        -----------------
                                                                        -----------------

    Industrial Gases (0.06%)
    Airgas Inc
      7.75%, 9/15/2006                                       905,000             907,263
    Praxair Inc
      6.50%, 3/ 1/2008                                       235,000             238,809
                                                                        -----------------
                                                                        -----------------
                                                                               1,146,072
                                                                        -----------------
                                                                        -----------------
    Insurance Brokers (0.11%)
    AON Corp
      8.21%, 1/ 1/2027 (d)                                   765,000             839,536
    Marsh & McLennan Cos Inc
      5.64%, 7/13/2007 (b)                                 1,275,000           1,274,472
                                                                        -----------------
                                                                        -----------------
                                                                               2,114,008
                                                                        -----------------
                                                                        -----------------
    Investment Companies (0.09%)
    Canadian Oil Sands Ltd
      4.80%, 8/10/2009 (c)                                 1,700,000           1,652,408
                                                                        -----------------
                                                                        -----------------

    Investment Management & Advisory
    Services (0.10%)
    Ameriprise Financial Inc
      5.35%, 11/15/2010                                    1,860,000           1,840,792
                                                                        -----------------
                                                                        -----------------

    Life & Health Insurance (0.86%)
    AmerUs Group Co
      5.95%, 8/15/2015                                       740,000             737,263
    Hartford Life Global Funding Trusts
      5.50%, 9/15/2009 (b)                                 3,475,000           3,484,695
    Lincoln National Corp
      5.59%, 4/ 6/2009 (a)(b)                              4,200,000           4,201,126
    Pacific Life Global Funding
      5.67%, 6/22/2011 (b)(c)                              2,500,000           2,502,150
    Sun Life Financial Global Funding LP
      5.74%, 7/ 6/2010 (b)(c)                              1,750,000           1,753,188
    Torchmark Corp
      6.25%, 12/15/2006                                      500,000             500,187
    UnumProvident Corp
      6.00%, 5/15/2008                                     2,200,000           2,203,144
      7.38%, 6/15/2032                                       655,000             638,337
                                                                        -----------------
                                                                        -----------------
                                                                              16,020,090
                                                                        -----------------
                                                                        -----------------
    Linen Supply & Related Items (0.01%)
    Cintas Corp No. 2
      5.13%, 6/ 1/2007                                       175,000             174,336
                                                                        -----------------
                                                                        -----------------


    Machinery - Construction & Mining (0.03%)
    Terex Corp
      9.25%, 7/15/2011                                       600,000             636,000
                                                                        -----------------
                                                                        -----------------

    Machinery - Farm (0.04%)
    Case New Holland Inc
      9.25%, 8/ 1/2011                                       475,000             500,531
      7.13%, 3/ 1/2014                                       200,000             194,500
                                                                        -----------------
                                                                        -----------------
                                                                                 695,031
                                                                        -----------------
                                                                        -----------------
    Machinery - General Industry (0.02%)
    Stewart & Stevenson LLC/Stewart &
    Stevenson Corp
      10.00%, 7/15/2014 (c)                                  350,000             355,250
                                                                        -----------------
                                                                        -----------------

    Machinery - Material Handling (0.03%)
    Columbus McKinnon Corp/NY
      8.88%, 11/ 1/2013                                      500,000             510,000
                                                                        -----------------
                                                                        -----------------

    Machinery Tools & Related Products (0.09%)
    Kennametal Inc
      7.20%, 6/15/2012                                     1,525,000           1,596,510
                                                                        -----------------
                                                                        -----------------

    Medical - Drugs (0.21%)
    Allergan Inc
      5.75%, 4/ 1/2016 (c)                                 2,090,000           2,060,966
    Biovail Corp
      7.88%, 4/ 1/2010                                       500,000             507,500
    Teva Pharmaceutical Finance LLC
      5.55%, 2/ 1/2016                                       575,000             541,438
      6.15%, 2/ 1/2036                                       915,000             826,871
                                                                        -----------------
                                                                        -----------------
                                                                               3,936,775
                                                                        -----------------
                                                                        -----------------
    Medical - HMO (0.15%)
    Coventry Health Care Inc
      5.88%, 1/15/2012                                     2,892,000           2,821,259
                                                                        -----------------
                                                                        -----------------

    Medical - Hospitals (0.25%)
    HCA Inc
      5.25%, 11/ 6/2008                                    1,190,000           1,166,200
      6.95%, 5/ 1/2012                                       750,000             658,125
      6.25%, 2/15/2013                                       200,000             166,000
    Triad Hospitals Inc
      7.00%, 11/15/2013                                      450,000             429,750
    United Surgical Partners International
      10.00%, 12/15/2011                                   2,200,000           2,340,250
                                                                        -----------------
                                                                        -----------------
                                                                               4,760,325
                                                                        -----------------
                                                                        -----------------
    Medical - Nursing Homes (0.02%)
    Extendicare Health Services Inc
      9.50%, 7/ 1/2010                                       400,000             417,500
                                                                        -----------------
                                                                        -----------------

    Medical-Outpatient&Home Medical Care (0.01%)
    Select Medical Corp
      7.63%, 2/ 1/2015                                       250,000             212,500
                                                                        -----------------
                                                                        -----------------

    Medical-Wholesale Drug Distribution (0.10%)
    AmerisourceBergen Corp
      5.63%, 9/15/2012                                     1,950,000           1,863,617
                                                                        -----------------
                                                                        -----------------


    Medical Instruments (0.09%)
    Boston Scientific Corp
      6.00%, 6/15/2011                                     1,515,000           1,506,025
    Interactive Health LLC
      7.25%, 4/ 1/2011                                       194,000             155,200
                                                                        -----------------
                                                                        -----------------
                                                                               1,661,225
                                                                        -----------------
                                                                        -----------------
    Medical Laboratory & Testing Service (0.08%)
    Quest Diagnostics Inc
      5.45%, 11/ 1/2015                                    1,525,000           1,461,818
                                                                        -----------------
                                                                        -----------------

    Metal - Copper (0.05%)
    Southern Copper Corp
      7.50%, 7/27/2035 (c)                                 1,040,000           1,024,168
                                                                        -----------------
                                                                        -----------------

    Metal - Diversified (0.20%)
    Earle M Jorgensen Co
      9.75%, 6/ 1/2012                                       450,000             479,250
    Falconbridge Ltd
      7.35%, 6/ 5/2012                                       500,000             525,532
      7.25%, 7/15/2012                                     1,640,000           1,716,322
      5.38%, 6/ 1/2015                                       640,000             591,781
    Freeport-McMoRan Copper & Gold Inc
      6.88%, 2/ 1/2014                                       500,000             487,500
                                                                        -----------------
                                                                        -----------------
                                                                               3,800,385
                                                                        -----------------
                                                                        -----------------
    Metal Processors & Fabrication (0.01%)
    Trimas Corp
      9.88%, 6/15/2012                                       300,000             276,750
                                                                        -----------------
                                                                        -----------------

    Miscellaneous Manufacturers (0.03%)
    Samsonite Corp
      8.88%, 6/ 1/2011                                       450,000             466,875
                                                                        -----------------
                                                                        -----------------

    Mortgage Backed Securities (22.27%)
    ACT Depositor Corp
      5.70%, 9/22/2041 (b)(c)                              6,249,167           6,233,232
    Adjustable Rate Mortgage Trust
      5.96%, 2/25/2035 (b)                                 1,761,835           1,775,017
      5.66%, 6/25/2035 (a)(b)                              9,076,505           9,090,673
      5.10%, 11/25/2035 (b)                                1,600,000           1,575,243
      5.67%, 8/25/2036 (b)(f)                              9,500,000           9,500,000
    Banc of America Commercial Mortgage Inc
      0.05%, 7/10/2043 (b)(c)                            160,635,213           1,896,941
      4.67%, 7/10/2043                                     3,000,000           2,790,375
      4.86%, 7/10/2043                                     3,000,000           2,828,130
    Bear Stearns Adjustable Rate Mortgage Trust
      3.51%, 6/25/2034 (b)                                   855,000             818,119
      5.11%, 8/25/2035 (b)                                 2,929,392           2,908,667
    Bear Stearns Alt-A Trust
      5.66%, 7/25/2035 (b)                                   869,601             870,267
    Bear Stearns Commercial Mortgage Securities In
      5.69%, 6/15/2017 (b)(c)                              2,750,000           2,749,142
      0.58%, 5/11/2039 (b)(c)                              7,367,618             141,539
      3.24%, 2/11/2041                                     3,758,993           3,601,743
    Bear Stearns Mortgage Funding Trust
      5.61%, 7/31/2036 (a)(b)(f)                          10,225,000          10,225,000
    Bella Vista Mortgage Trust
      5.70%, 1/22/2045 (b)                                 1,733,998           1,738,252
      5.63%, 5/20/2045 (b)                                 2,164,667           2,171,174

    Chase Commercial Mortgage Securities Corp
      7.03%, 1/15/2032                                        57,317              57,336
      7.32%, 10/15/2032                                    4,000,000           4,230,428
    Chase Manhattan Bank-First Union National
      7.13%, 8/15/2031                                       185,715             186,021
    Countrywide Alternative Loan Trust
      5.64%, 5/25/2034 (b)                                 2,250,000           2,250,088
      5.60%, 5/25/2035 (b)                                    64,540              64,661
      5.59%, 7/20/2035 (b)(f)                              2,385,309           2,395,160
      5.81%, 12/25/2035 (a)(b)(f)                          8,985,029           9,013,108
      5.52%, 6/25/2036 (b)(f)                              7,300,000           7,300,000
      5.66%, 6/25/2036 (a)(b)(f)                           8,691,497           8,693,783
    Countrywide Asset-Backed Certificates
      5.51%, 11/25/2035 (b)                                  816,694             816,714
      5.66%, 11/25/2035 (b)                                2,325,000           2,326,258
      5.65%, 1/25/2036 (b)                                 6,000,000           6,012,336
    Countrywide Home Loan Mortgage Pass
Through Certificates
      4.50%, 1/25/2033                                        37,127              36,747
      4.59%, 12/19/2033 (b)                                1,000,000             949,149
      5.59%, 4/25/2046 (a)(b)(f)                           8,843,413           8,855,849
      5.69%, 4/25/2046 (a)(b)(f)                          15,731,923          15,751,588
    Credit Suisse Mortgage Capital Certificates
      5.83%, 6/15/2038                                     5,000,000           5,063,450
    CS First Boston Mortgage Securities Corp
      5.65%, 11/15/2020 (b)(c)                             3,000,000           3,003,771
      1.38%, 3/15/2036 (b)(c)                             12,148,120             379,580
      0.46%, 5/15/2036 (b)(c)                             13,174,723             191,534
      0.64%, 7/15/2036 (b)(c)                             13,902,617             309,639
      0.12%, 11/15/2037 (b)(c)                            23,094,810             475,083
      7.64%, 9/15/2041 (b)                                   470,000             500,910
    Deutsche ALT-A Securities Inc Alternate
      5.56%, 4/25/2036 (b)                                 8,275,000           8,289,092
    First Union National Bank Commercial Mortgage
      8.09%, 5/17/2032                                       700,000             758,344
      6.14%, 2/12/2034                                       150,000             154,141
    GE Capital Commercial Mortgage Corp
      0.61%, 3/10/2040 (b)(c)                             22,152,942             464,104
      4.98%, 5/10/2043 (b)                                 5,780,000           5,497,358
    GMAC Commercial Mortgage Securities Inc
      0.85%, 3/10/2038 (b)(c)                             10,576,618             307,177
    Greenpoint Mortgage Funding Trust
      5.65%, 6/25/2045 (b)                                 1,509,799           1,510,091
      5.69%, 6/25/2045 (b)                                 1,356,476           1,359,906
    Greenwich Capital Commercial Funding Corp
      0.34%, 6/10/2036 (b)(c)                            109,348,844           1,322,902
    GSR Mortgage Loan Trust
      5.56%, 12/25/2035 (a)(b)                             7,208,004           7,205,236
    Harborview Mortgage Loan Trust
      5.61%, 5/19/2047 (a)(b)(f)                          14,134,298          14,146,939
    HSI Asset Securitization Corp Trust
      5.51%, 7/25/2035 (b)                                 3,284,829           3,285,482
      5.56%, 8/25/2035 (b)                                 5,025,000           5,027,196
    Impac CMB Trust
      5.88%, 10/25/2033 (b)                                  710,002             710,389
      6.32%, 10/25/2033 (b)                                  814,786             815,169
      5.77%, 1/25/2035 (b)                                 1,684,310           1,687,014
      5.69%, 4/25/2035 (b)                                 1,368,274           1,369,370
      5.82%, 4/25/2035 (b)                                   906,782             908,073
      5.69%, 8/25/2035 (b)                                 1,442,411           1,443,047
      5.90%, 8/25/2035 (b)                                 4,088,303           4,098,765
    Impac Secured Assets CMN Owner Trust
      5.65%, 12/25/2031 (b)                                5,450,000           5,449,286
    Indymac Index Mortgage Loan Trust
      5.69%, 4/25/2034 (b)                                 2,624,523           2,630,108
      5.61%, 4/25/2035 (b)                                 1,457,593           1,463,395
      5.72%, 4/25/2035 (b)                                 1,074,170           1,078,623
      5.65%, 6/25/2035 (a)(b)                             13,111,448          13,132,177
      5.69%, 8/25/2035 (b)                                 2,063,176           2,072,184
    JP Morgan Chase Commercial Mortgage
        Securities
      0.57%, 10/12/2035 (b)(c)                            25,513,162             935,772
      0.37%, 10/12/2037 (b)(c)                            42,932,724           1,819,575
      1.12%, 1/12/2039 (b)(c)                             10,607,294             400,913
      0.10%, 1/15/2042 (b)(c)                             25,620,892             457,640
    JP Morgan Mortgage Trust
      4.96%, 11/25/2035 (b)                                5,850,000           5,731,625
      5.37%, 4/25/2036 (b)(f)                              4,050,234           4,029,160
      5.86%, 6/25/2036 (b)(f)                              6,851,187           6,838,375
      6.00%, 6/25/2036 (b)(f)                              1,761,501           1,758,947
      5.98%, 7/25/2036 (b)(f)                              8,600,000           8,617,133
      6.00%, 7/25/2036 (b)(f)                              4,000,000           4,000,000
    LB-UBS Commercial Mortgage Trust
      4.90%, 6/15/2026                                       490,000             486,520
      6.37%, 12/15/2028                                      400,000             414,364
      5.74%, 6/15/2032                                     3,728,506           3,763,211
      0.57%, 3/15/2034 (b)(c)                              3,532,932              52,715
      0.27%, 3/15/2036 (b)(c)                              7,244,493             202,810
      1.15%, 3/15/2036 (b)(c)                              6,415,333             223,613
      0.72%, 8/15/2036 (b)(c)                             10,827,407             245,241
      5.90%, 6/15/2038 (b)                                 2,675,000           2,725,603
      0.13%, 7/15/2040 (c)                                73,226,390           1,556,647
    Lehman XS Trust
      5.28%, 11/25/2035 (b)                                6,094,878           6,047,917
    Luminent Mortgage Trust
      5.57%, 5/25/2046 (a)(b)(f)                           4,815,228           4,808,621
    Merrill Lynch Mortgage Investors Inc
      5.51%, 8/25/2035 (b)                                 2,070,624           2,070,963
      5.74%, 8/25/2036 (b)                                   599,905             601,858
    Merrill Lynch Mortgage Trust
      5.66%, 5/12/2039 (b)                                 2,765,000           2,771,359
      0.53%, 2/12/2042 (b)                                27,566,247             446,325
    Morgan Stanley Capital I
      7.11%, 4/15/2033                                       100,000             104,135
      1.05%, 1/13/2041 (b)(c)                              7,193,254             264,438
      5.62%, 5/24/2043 (b)(c)(f)                           4,600,000           4,600,000
    Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                        31,874              32,539
      6.20%, 7/15/2033                                       272,742             275,693
      0.73%, 4/15/2034 (b)(c)                              2,908,626              56,026
    Nationslink Funding Corp
      7.23%, 6/20/2031                                       115,000             117,902
    Nomura Asset Acceptance Corp
      5.74%, 2/25/2035 (b)                                 1,376,263           1,377,844
      5.56%, 7/25/2036 (a)(b)(c)(f)                        8,965,000           8,965,000
    Sequoia Mortgage Trust
      5.88%, 2/20/2034 (a)(b)                              6,426,656           6,430,910
      5.61%, 2/20/2035 (b)                                 1,459,263           1,458,603
    Specialty Underwriting & Residential
        Finance
      5.90%, 2/25/2035 (b)                                 1,135,000           1,141,757
      5.61%, 12/25/2035 (b)                                2,500,000           2,501,760
      5.61%, 3/25/2036 (b)                                 2,700,000           2,704,860
    Specialty Underwriting & Residential
        Finance (continued)
      5.50%, 6/25/2036 (b)                                 1,573,281           1,573,562
    Structured Adjustable Rate Mortgage
        Loan Trust
      4.69%, 7/25/2034 (b)                                 1,300,000           1,266,307
      6.09%, 8/25/2034 (b)                                 2,412,761           2,416,906
      5.64%, 3/25/2035 (b)                                 1,984,244           1,984,667
      5.25%, 12/25/2035                                    2,969,586           2,929,948
      5.25%, 2/25/2036 (b)                                 3,783,025           3,746,481
    Structured Asset Mortgage Investments Inc
      5.69%, 5/25/2045 (b)                                 1,536,081           1,541,705
      5.69%, 9/25/2045 (b)                                 2,190,459           2,199,696
    Structured Asset Securities Corp
      5.50%, 6/25/2036 (b)                                 5,000,000           4,994,310
    Thornburg Mortgage Securities Trust
      5.65%, 10/25/2035 (b)                                4,171,432           4,176,734
      5.63%, 6/25/2044 (b)                                 6,083,856           6,089,800
    Wachovia Bank Commercial Mortgage Trust
      5.60%, 1/15/2018 (a)(b)(c)                           6,000,000           6,000,636
      0.15%, 11/15/2035 (c)                               67,493,301             780,628
      0.45%, 10/15/2041 (b)(c)                            58,179,026           1,060,604
      0.29%, 3/15/2042 (b)(c)                            101,694,995           1,270,476
      4.94%, 4/15/2042                                     5,535,000           5,244,451
      5.06%, 10/15/2044                                    3,624,952           3,593,480
    Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                                 3,274,981           3,138,542
    Washington Mutual Inc
      5.70%, 12/25/2027 (a)(b)                             8,009,914           8,015,001
      3.97%, 3/25/2033                                       620,897             601,566
      3.80%, 6/25/2034 (b)                                 1,345,000           1,282,647
      4.67%, 5/25/2035 (b)                                   945,000             922,929
      5.73%, 7/25/2044 (b)                                 1,486,236           1,497,080
      5.69%, 1/25/2045 (b)                                 1,244,388           1,250,306
      5.75%, 1/25/2045 (a)(b)                              2,347,368           2,362,473
      5.78%, 1/25/2045 (b)                                11,450,000          11,528,856
      5.92%, 1/25/2045 (b)                                 2,469,215           2,473,976
      5.61%, 4/25/2045 (b)                                   944,411             945,300
      5.65%, 4/25/2045 (b)                                   944,411             945,812
      5.68%, 7/25/2045 (b)                                 2,161,250           2,165,607
      5.64%, 11/25/2045 (b)                                5,840,242           5,864,374
    Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (b)                                 3,564,207           3,489,262
      4.98%, 10/25/2035 (b)                                2,277,419           2,240,224
                                                                        -----------------
                                                                        -----------------
                                                                             416,594,995
                                                                        -----------------
                                                                        -----------------
    Multi-Line Insurance (0.30%)
    ACE Ltd
      6.00%, 4/ 1/2007                                     1,450,000           1,452,461
    ING Groep NV
      5.78%, 12/ 8/2035                                    1,335,000           1,280,632
    Metlife Inc
      5.25%, 12/ 1/2006                                    1,200,000           1,198,368
    Metropolitan Life Global Funding I
      5.55%, 3/17/2009 (b)(c)                              1,625,000           1,626,085
                                                                        -----------------
                                                                        -----------------
                                                                               5,557,546
                                                                        -----------------
                                                                        -----------------
    Multimedia (0.61%)
    News America Inc
      6.63%, 1/ 9/2008 (d)                                 1,875,000           1,901,670
      4.75%, 3/15/2010                                       160,000             155,132
      6.20%, 12/15/2034                                      955,000             874,367
      6.40%, 12/15/2035                                      955,000             897,839

    Time Warner Entertainment Co LP
      8.38%, 3/15/2023                                     3,275,000           3,640,644
    Time Warner Inc
      6.15%, 5/ 1/2007                                       705,000             708,087
    Viacom Inc
      5.69%, 6/16/2009 (b)(c)                              1,800,000           1,799,863
      5.75%, 4/30/2011 (c)                                 1,020,000           1,000,992
    Walt Disney Co
      5.38%, 6/ 1/2007                                       520,000             519,435
                                                                        -----------------
                                                                        -----------------
                                                                              11,498,029
                                                                        -----------------
                                                                        -----------------
    Music (0.02%)
    Warner Music Group
      7.38%, 4/15/2014                                       350,000             337,750
                                                                        -----------------
                                                                        -----------------

    Mutual Insurance (0.05%)
    Liberty Mutual Group Inc
      7.00%, 3/15/2034 (c)                                   880,000             840,712
                                                                        -----------------
                                                                        -----------------

    Non-Hazardous Waste Disposal (0.11%)
    Allied Waste North America Inc
      9.25%, 9/ 1/2012                                     1,271,000           1,350,437
    Casella Waste Systems Inc
      9.75%, 2/ 1/2013                                       375,000             393,750
    Waste Management Inc
      5.00%, 3/15/2014                                        10,000               9,440
    WCA Waste Corp
      9.25%, 6/15/2014 (c)                                   350,000             356,125
                                                                        -----------------
                                                                        -----------------
                                                                               2,109,752
                                                                        -----------------
                                                                        -----------------
    Office Automation & Equipment (0.04%)
    Xerox Corp
      6.40%, 3/15/2016                                       775,000             743,031
                                                                        -----------------
                                                                        -----------------

    Oil - Field Services (0.46%)
    BJ Services Co
      5.44%, 6/ 1/2008 (b)                                 3,875,000           3,875,302
    Halliburton Co
      6.00%, 8/ 1/2006                                       525,000             525,000
      5.50%, 10/15/2010                                    1,655,000           1,649,952
    Hanover Equipment Trust
      8.50%, 9/ 1/2008 (b)                                   803,000             817,053
    Smith International Inc
      6.00%, 6/15/2016 (d)                                 1,775,000           1,778,775
                                                                        -----------------
                                                                        -----------------
                                                                               8,646,082
                                                                        -----------------
                                                                        -----------------
    Oil Company-Exploration & Production (1.12%)
    Alberta Energy Co Ltd
      7.38%, 11/ 1/2031                                      650,000             717,405
    Callon Petroleum Co
      9.75%, 12/ 8/2010                                      300,000             309,000
    Chesapeake Energy Corp
      7.63%, 7/15/2013                                     2,400,000           2,439,000
      6.88%, 1/15/2016                                       250,000             241,250
    Compton Petroleum Finance Corp
      7.63%, 12/ 1/2013                                      475,000             457,187
    Devon Financing Corp ULC
      7.88%, 9/30/2031                                     1,545,000           1,797,692
    EnCana Corp
      6.30%, 11/ 1/2011                                      175,000             179,516

    Energy Partners Ltd
      8.75%, 8/ 1/2010                                       400,000             389,000
    Newfield Exploration Co
      7.45%, 10/15/2007                                    1,850,000           1,866,188
    Nexen Inc
      5.05%, 11/20/2013                                    4,860,000           4,595,699
      7.88%, 3/15/2032                                       225,000             256,230
    Pemex Project Funding Master Trust
      8.00%, 11/15/2011 (d)                                1,170,000           1,263,600
      7.38%, 12/15/2014                                      150,000             159,754
    Pogo Producing Co
      6.88%, 10/ 1/2017                                      375,000             354,844
    Swift Energy Co
      9.38%, 5/ 1/2012 (d)                                   600,000             633,000
    Talisman Energy Inc
      5.13%, 5/15/2015                                     1,150,000           1,080,545
    Vintage Petroleum Inc
      8.25%, 5/ 1/2012                                     1,470,000           1,555,054
    XTO Energy Inc
      6.25%, 4/15/2013                                       235,000             237,864
      5.65%, 4/ 1/2016                                     1,445,000           1,395,876
      6.10%, 4/ 1/2036 (d)                                 1,050,000             991,024
                                                                        -----------------
                                                                        -----------------
                                                                              20,919,728
                                                                        -----------------
                                                                        -----------------
    Oil Company - Integrated (0.36%)
    ConocoPhillips Holding Co
      6.95%, 4/15/2029                                       100,000             110,886
    Husky Energy Inc
      6.25%, 6/15/2012                                     1,125,000           1,143,689
      6.15%, 6/15/2019                                       700,000             692,045
    Occidental Petroleum Corp
      4.00%, 11/30/2007                                      460,000             451,479
    Petrobras International Finance Co
      9.13%, 2/ 1/2007                                       325,000             330,200
      8.38%, 12/10/2018                                      600,000             677,250
    Petro-Canada
      5.95%, 5/15/2035                                       730,000             669,111
    Petronas Capital Ltd
      7.88%, 5/22/2022 (c)                                   545,000             637,271
    Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                     1,964,000           2,056,642
                                                                        -----------------
                                                                        -----------------
                                                                               6,768,573
                                                                        -----------------
                                                                        -----------------
    Oil Field Machinery & Equipment (0.05%)
    Cameron International Corp
      2.65%, 4/15/2007                                       940,000             920,399
                                                                        -----------------
                                                                        -----------------

    Oil Refining & Marketing (0.61%)
    Enterprise Products Operating LP
      4.00%, 10/15/2007                                    1,095,000           1,071,763
      6.38%, 2/ 1/2013                                       775,000             783,386
      5.75%, 3/ 1/2035                                       945,000             819,548
    Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                     4,010,000           4,262,249
      6.75%, 2/ 1/2011                                     1,675,000           1,729,840
    Tesoro Corp
      6.25%, 11/ 1/2012 (c)                                2,915,000           2,794,756
                                                                        -----------------
                                                                        -----------------
                                                                              11,461,542
                                                                        -----------------
                                                                        -----------------

    Paper & Related Products (0.19%)
    Abitibi-Consolidated Inc
      8.55%, 8/ 1/2010 (d)                                   400,000             385,500
    Bowater Inc
      8.33%, 3/15/2010 (b)(d)                              1,200,000           1,209,000
    Celulosa Arauco y Constitucion SA
      5.13%, 7/ 9/2013                                       205,000             190,657
    International Paper Co
      4.25%, 1/15/2009                                     1,400,000           1,352,865
    Neenah Paper Inc
      7.38%, 11/15/2014                                      400,000             372,000
                                                                        -----------------
                                                                        -----------------
                                                                               3,510,022
                                                                        -----------------
                                                                        -----------------
    Pharmacy Services (0.19%)
    Medco Health Solutions Inc
      7.25%, 8/15/2013                                     2,085,000           2,228,644
    Omnicare Inc
      6.75%, 12/15/2013                                      250,000             240,937
      6.88%, 12/15/2015 (d)                                1,100,000           1,061,500
                                                                        -----------------
                                                                        -----------------
                                                                               3,531,081
                                                                        -----------------
                                                                        -----------------
    Physician Practice Management (0.04%)
    US Oncology Inc
      9.00%, 8/15/2012                                       600,000             624,000
      10.75%, 8/15/2014                                      150,000             162,750
                                                                        -----------------
                                                                        -----------------
                                                                                 786,750
                                                                        -----------------
                                                                        -----------------
    Pipelines (1.00%)
    Boardwalk Pipelines LLC
      5.50%, 2/ 1/2017                                       540,000             512,749
    Buckeye Partners LP
      4.63%, 7/15/2013                                     1,185,000           1,091,621
      5.30%, 10/15/2014                                      150,000             141,685
    Consolidated Natural Gas Co
      5.00%, 3/ 1/2014                                       250,000             233,656
    El Paso Corp
      7.63%, 8/16/2007                                     1,850,000           1,870,813
    Enbridge Energy Partners LP
      4.00%, 1/15/2009                                       388,000             372,447
    Energy Transfer Partners LP
      5.65%, 8/ 1/2012                                     1,600,000           1,560,378
    Kinder Morgan Inc
      6.50%, 9/ 1/2012                                     2,742,000           2,623,787
    National Fuel Gas Co
      5.25%, 3/ 1/2013                                       350,000             339,242
    Northwest Pipeline Corp
      6.63%, 12/ 1/2007                                      895,000             895,000
      8.13%, 3/ 1/2010                                     1,210,000           1,252,350
    Plains All American Pipeline LP
      6.70%, 5/15/2036 (c)(d)                              1,700,000           1,682,444
    Southern Natural Gas Co
      6.70%, 10/ 1/2007                                      675,000             677,124
      8.88%, 3/15/2010                                     1,610,000           1,701,371
    TEPPCO Partners LP
      7.63%, 2/15/2012                                     2,875,000           3,069,249
    Texas Eastern Transmission LP
      5.25%, 7/15/2007                                       335,000             332,853
    Williams Cos Inc
      5.94%, 2/16/2007                                       400,000             399,500
                                                                        -----------------
                                                                        -----------------
                                                                              18,756,269
                                                                        -----------------
                                                                        -----------------

    Poultry (0.03%)
    Pilgrim's Pride Corp
      9.63%, 9/15/2011                                       500,000             523,750
                                                                        -----------------
                                                                        -----------------

    Printing - Commercial (0.06%)
    Cadmus Communications Corp
      8.38%, 6/15/2014                                       500,000             488,750
    Sheridan Group Inc/The
      10.25%, 8/15/2011                                      650,000             656,500
                                                                        -----------------
                                                                        -----------------
                                                                               1,145,250
                                                                        -----------------
                                                                        -----------------
    Private Corrections (0.03%)
    Corrections Corp of America
      6.75%, 1/31/2014                                       500,000             486,875
                                                                        -----------------
                                                                        -----------------

    Property & Casualty Insurance (0.18%)
    Arch Capital Group Ltd
      7.35%, 5/ 1/2034                                     1,525,000           1,555,759
    Crum & Forster Holdings Corp
      10.38%, 6/15/2013 (d)                                  500,000             510,000
    Markel Corp
      7.35%, 8/15/2034                                       135,000             133,729
    St Paul Travelers Cos Inc/The
      5.75%, 3/15/2007                                     1,125,000           1,126,346
                                                                        -----------------
                                                                        -----------------
                                                                               3,325,834
                                                                        -----------------
                                                                        -----------------
    Publishing - Books (0.01%)
    Reed Elsevier Capital Inc
      6.13%, 8/ 1/2006                                       150,000             150,000
                                                                        -----------------
                                                                        -----------------

    Publishing - Newspapers (0.02%)
    Block Communications Inc
      8.25%, 12/15/2015 (c)                                  350,000             336,000
                                                                        -----------------
                                                                        -----------------

    Publishing - Periodicals (0.05%)
    Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                      300,000             316,875
    Dex Media West LLC/Dex Media Finance Co
      9.88%, 8/15/2013                                       600,000             646,500
                                                                        -----------------
                                                                        -----------------
                                                                                 963,375
                                                                        -----------------
                                                                        -----------------
    Quarrying (0.02%)
    Compass Minerals International Inc
      0.00%, 6/ 1/2013 (b)(g)                                450,000             414,000
                                                                        -----------------
                                                                        -----------------

    Real Estate Operator & Developer (0.15%)
    EOP Operating LP
      5.88%, 1/15/2013                                     1,085,000           1,074,944
      4.75%, 3/15/2014                                     1,855,000           1,707,019
                                                                        -----------------
                                                                        -----------------
                                                                               2,781,963
                                                                        -----------------
                                                                        -----------------
    Recreational Centers (0.03%)
    AMF Bowling Worldwide Inc
      10.00%, 3/ 1/2010                                      625,000             642,187
                                                                        -----------------
                                                                        -----------------

    Regional Banks (0.63%)
    Fifth Third Bancorp
      3.38%, 8/15/2008                                       350,000             336,373
    Keycorp
      5.71%, 7/23/2007 (b)                                 1,750,000           1,753,973
      5.49%, 5/26/2009 (a)(b)                              3,000,000           2,999,349

    PNC Funding Corp
      5.25%, 11/15/2015                                      775,000             742,359
    Wachovia Corp
      5.63%, 12/15/2008 (d)                                  865,000             868,159
      6.38%, 2/ 1/2009                                       365,000             371,502
    Wells Fargo & Co
      5.13%, 2/15/2007                                       610,000             608,720
      5.55%, 9/28/2007 (b)                                 1,160,000           1,161,138
      3.12%, 8/15/2008                                       465,000             445,344
      4.00%, 9/10/2012 (b)                                 2,500,000           2,451,357
                                                                        -----------------
                                                                        -----------------
                                                                              11,738,274
                                                                        -----------------
                                                                        -----------------
    Reinsurance (0.25%)
    Platinum Underwriters Finance Inc
      7.50%, 6/ 1/2017                                     2,200,000           2,182,017
    Transatlantic Holdings Inc
      5.75%, 12/14/2015                                    2,695,000           2,583,761
                                                                        -----------------
                                                                        -----------------
                                                                               4,765,778
                                                                        -----------------
                                                                        -----------------
    REITS - Apartments (0.02%)
    United Dominion Realty Trust Inc
      6.50%, 6/15/2009                                       395,000             407,923
                                                                        -----------------
                                                                        -----------------

    REITS - Diversified (0.36%)
    iStar Financial Inc
      6.55%, 3/12/2007 (b)                                 2,050,000           2,062,966
      5.66%, 3/ 3/2008 (b)                                 1,475,000           1,478,149
      5.65%, 9/15/2011                                     2,000,000           1,973,232
      5.15%, 3/ 1/2012                                     1,230,000           1,181,185
                                                                        -----------------
                                                                        -----------------
                                                                               6,695,532
                                                                        -----------------
                                                                        -----------------
    REITS - Healthcare (0.05%)
    National Health Investors Inc
      7.30%, 7/16/2007                                       250,000             251,743
    Nationwide Health Properties Inc
      6.50%, 7/15/2011                                       585,000             590,880
                                                                        -----------------
                                                                        -----------------
                                                                                 842,623
                                                                        -----------------
                                                                        -----------------
    REITS - Hotels (0.13%)
    Hospitality Properties Trust
      5.13%, 2/15/2015                                       825,000             765,203
      6.30%, 6/15/2016                                     1,600,000           1,599,699
                                                                        -----------------
                                                                        -----------------
                                                                               2,364,902
                                                                        -----------------
                                                                        -----------------
    REITS - Mortgage (0.02%)
    Thornburg Mortgage Inc
      8.00%, 5/15/2013                                       475,000             463,125
                                                                        -----------------
                                                                        -----------------

    REITS - Office Property (0.37%)
    Brandywine Operating Partnership Lp/PA
      5.96%, 4/ 1/2009 (b)                                 1,950,000           1,951,342
      5.63%, 12/15/2010                                    2,100,000           2,073,920
    HRPT Properties Trust
      5.94%, 3/16/2011 (b)                                 2,820,000           2,822,859
                                                                        -----------------
                                                                        -----------------
                                                                               6,848,121
                                                                        -----------------
                                                                        -----------------
    REITS - Regional Malls (0.10%)
    Simon Property Group LP
      4.60%, 6/15/2010                                       375,000             361,972
      5.75%, 5/ 1/2012                                     1,500,000           1,492,827
                                                                        -----------------
                                                                        -----------------
                                                                               1,854,799
                                                                        -----------------
                                                                        -----------------

    REITS - Shopping Centers (0.17%)
    Developers Diversified Realty Corp
      5.38%, 10/15/2012                                    2,340,000           2,274,475
    Federal Realty Investment Trust
      6.20%, 1/15/2017                                       930,000             937,190
                                                                        -----------------
                                                                        -----------------
                                                                               3,211,665
                                                                        -----------------
                                                                        -----------------
    Rental - Auto & Equipment (0.25%)
    Avis Budget Car Rental LLC/Avis Budget
    Finance Inc
      7.63%, 5/15/2014 (c)                                   300,000             294,000
      7.75%, 5/15/2016 (c)                                   250,000             243,750
    Erac USA Finance Co
      5.40%, 4/30/2009 (a)(c)                              3,200,000           3,203,229
    NationsRent Cos Inc
      9.50%, 5/ 1/2015                                       400,000             466,532
    United Rentals North America Inc
      6.50%, 2/15/2012                                       450,000             425,250
                                                                        -----------------
                                                                        -----------------
                                                                               4,632,761
                                                                        -----------------
                                                                        -----------------
    Resorts & Theme Parks (0.02%)
    Intrawest Corp
      7.50%, 10/15/2013                                      390,000             388,538
                                                                        -----------------
                                                                        -----------------

    Retail - Apparel & Shoe (0.02%)
    Foot Locker Inc
      8.50%, 1/15/2022                                       300,000             281,250
                                                                        -----------------
                                                                        -----------------

    Retail - Automobile (0.04%)
    Asbury Automotive Group Inc
      9.00%, 6/15/2012                                       500,000             503,750
    Group 1 Automotive Inc
      8.25%, 8/15/2013                                       250,000             251,875
                                                                        -----------------
                                                                        -----------------
                                                                                 755,625
                                                                        -----------------
                                                                        -----------------
    Retail - Discount (0.02%)
    Target Corp
      5.38%, 6/15/2009                                        80,000              80,068
      5.88%, 3/ 1/2012                                       280,000             284,758
                                                                        -----------------
                                                                        -----------------
                                                                                 364,826
                                                                        -----------------
                                                                        -----------------
    Retail - Drug Store (0.04%)
    Rite Aid Corp
      8.13%, 5/ 1/2010                                       650,000             660,563
                                                                        -----------------
                                                                        -----------------

    Retail - Propane Distribution (0.07%)
    Amerigas Partners LP
      7.25%, 5/20/2015                                       550,000             533,500
    Inergy LP/Inergy Finance Corp
      6.88%, 12/15/2014                                      500,000             471,250
    Suburban Propane Partners LP/Suburban
    Energy Finance Corp
      6.88%, 12/15/2013 (d)                                  400,000             379,000
                                                                        -----------------
                                                                        -----------------
                                                                               1,383,750
                                                                        -----------------
                                                                        -----------------
    Retail - Regional Department Store (0.14%)
    JC Penney Corp Inc
      6.50%, 12/15/2007                                      700,000             706,738
      8.13%, 4/ 1/2027                                     1,918,000           1,978,550
                                                                        -----------------
                                                                        -----------------
                                                                               2,685,288
                                                                        -----------------
                                                                        -----------------
    Retail - Restaurants (0.01%)
    Landry's Restaurants Inc
      7.50%, 12/15/2014                                      225,000             208,688
                                                                        -----------------
                                                                        -----------------

    Rubber - Tires (0.13%)
    Goodyear Tire & Rubber Co/The
      6.63%, 12/ 1/2006                                    2,500,000           2,493,750
                                                                        -----------------
                                                                        -----------------

    Satellite Telecommunications (0.03%)
    Intelsat Subsidiary Holding Co Ltd
      8.25%, 1/15/2013 (b)                                   600,000             586,500
                                                                        -----------------
                                                                        -----------------

    Savings & Loans - Thrifts (0.62%)
    Washington Mutual Bank/Henderson NV
      5.65%, 8/15/2014                                     3,000,000           2,922,597
    Washington Mutual Bank/Seattle WA
      5.26%, 2/28/2007 (a)(b)                              5,000,000           5,000,763
    Washington Mutual Inc
      5.81%, 1/15/2010 (b)                                 3,750,000           3,765,975
                                                                        -----------------
                                                                        -----------------
                                                                              11,689,335
                                                                        -----------------
                                                                        -----------------
    Schools (0.02%)
    Knowledge Learning Corp Inc
      7.75%, 2/ 1/2015 (c)                                   500,000             460,000
                                                                        -----------------
                                                                        -----------------

    Semiconductor Equipment (0.01%)
    MagnaChip Semiconductor SA/MagnaChip
    Semiconductor Finance Co
      6.88%, 12/15/2011                                      200,000             162,500
                                                                        -----------------
                                                                        -----------------

    Sovereign (0.38%)
    Chile Government International Bond
      5.90%, 1/28/2008 (b)                                 1,000,000           1,003,500
    Colombia Government International Bond
      8.25%, 12/22/2014                                      750,000             811,875
    Mexico Government International Bond
      6.20%, 1/13/2009 (b)(d)                              1,135,000           1,144,647
      8.38%, 1/14/2011                                     1,750,000           1,935,500
      8.00%, 9/24/2022                                       390,000             451,035
      8.30%, 8/15/2031                                       750,000             901,875
    South Africa Government International Bond
      6.50%, 6/ 2/2014 (d)                                   765,000             784,890
                                                                        -----------------
                                                                        -----------------
                                                                               7,033,322
                                                                        -----------------
                                                                        -----------------
    Special Purpose Banks (0.04%)
    Korea Development Bank
      4.25%, 11/13/2007                                       25,000              24,579
      5.90%, 10/20/2009 (b)                                  760,000             764,997
                                                                        -----------------
                                                                        -----------------
                                                                                 789,576
                                                                        -----------------
                                                                        -----------------
    Special Purpose Entity (1.12%)
    BAE Systems Holdings Inc
      6.40%, 12/15/2011 (c)                                3,090,000           3,159,024
    Crystal US Holdings 3 LLC/Crystal
    US Sub 3 Corp
      0.00%, 10/ 1/2014 (b)(g)                               280,000             218,400
    Fondo LatinoAmericano De Reservas
      3.00%, 8/ 1/2006 (c)                                 2,620,000           2,620,000
    Hexion US Finance Corp/Hexion Nova Scotia
    Finance ULC
      10.26%, 7/15/2010 (b)                                  250,000             255,000
      9.00%, 7/15/2014                                       200,000             204,500
    John Hancock Global Funding II
      5.68%, 4/ 3/2009 (b)(c)                              2,550,000           2,556,161
    MBIA Global Funding LLC
      5.38%, 2/20/2007 (b)(c)                              3,000,000           3,000,090
    Premium Asset Trust/GEFA
      5.42%, 8/12/2007 (b)(c)                              2,175,000           2,176,220
    Pricoa Global Funding I
      5.62%, 12/22/2006 (b)(c)                             3,750,000           3,753,503
    Tyco International Group S.A. Participation
    Certification Trust
      4.44%, 6/15/2007 (c)                                 2,500,000           2,461,635
    Visant Corp
      7.63%, 10/ 1/2012                                      620,000             600,625
                                                                        -----------------
                                                                        -----------------
                                                                              21,005,158
                                                                        -----------------
                                                                        -----------------
    Specified Purpose Acquisition (0.02%)
    Basell AF SCA
      8.38%, 8/15/2015 (c)(d)                                354,000             343,823
                                                                        -----------------
                                                                        -----------------

    Steel - Producers (0.03%)
    United States Steel Corp
      9.75%, 5/15/2010 (d)                                   500,000             532,500
                                                                        -----------------
                                                                        -----------------

    Storage & Warehousing (0.03%)
    Mobile Services Group Inc
      9.75%, 8/ 1/2014 (c)                                   500,000             506,250
                                                                        -----------------
                                                                        -----------------

    Supranational Bank (0.13%)
    Corp Andina de Fomento
      5.84%, 1/26/2007 (b)                                 1,165,000           1,165,952
      6.88%, 3/15/2012                                     1,220,000           1,278,019
                                                                        -----------------
                                                                        -----------------
                                                                               2,443,971
                                                                        -----------------
                                                                        -----------------
    Telecommunication Services (0.44%)
    Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                                   1,825,000           1,898,000
    Mastec Inc
      7.75%, 2/ 1/2008                                     1,875,000           1,865,625
    TELUS Corp
      7.50%, 6/ 1/2007                                     1,860,000           1,888,181
      8.00%, 6/ 1/2011                                     1,190,000           1,299,925
    Verizon Global Funding Corp
      5.30%, 8/15/2007 (b)                                 1,300,000           1,300,679
                                                                        -----------------
                                                                        -----------------
                                                                               8,252,410
                                                                        -----------------
                                                                        -----------------
    Telephone - Integrated (1.56%)
    AT&T Corp
      7.30%, 11/15/2011 (b)                                1,850,000           1,979,964
    British Telecommunications PLC
      8.38%, 12/15/2010                                    3,000,000           3,321,255
    Deutsche Telekom International Finance BV
      5.63%, 3/23/2009 (b)(d)                              3,175,000           3,177,048
    France Telecom SA
      7.75%, 3/ 1/2011 (b)                                 3,390,000           3,672,428
    KT Corp
      4.88%, 7/15/2015 (c)                                   700,000             641,096
    Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                       350,000             347,375
    Northwestern Bell Telephone
      6.25%, 1/ 1/2007                                       250,000             248,125
    Pacific Bell
      6.88%, 8/15/2006                                       205,000             205,091
    Sprint Capital Corp
      6.90%, 5/ 1/2019                                     1,920,000           1,994,212
      6.88%, 11/15/2028                                      225,000             227,667
    Telecom Italia Capital SA
      5.63%, 2/ 1/2011 (b)                                 1,420,000           1,416,923
      6.11%, 7/18/2011 (b)                                 3,650,000           3,651,792

    Telecom Italia Capital SA (continued)
      6.20%, 7/18/2011                                     1,895,000           1,908,807
    Telefonica Emisones SAU
      5.71%, 6/19/2009 (b)                                 2,200,000           2,201,718
      5.98%, 6/20/2011                                     1,415,000           1,421,233
      7.05%, 6/20/2036                                       800,000             821,712
    Telefonica Europe BV
      7.75%, 9/15/2010                                       760,000             811,595
    Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                      765,000             743,111
    Verizon Communications Inc
      5.35%, 2/15/2011                                       455,000             447,514
                                                                        -----------------
                                                                        -----------------
                                                                              29,238,666
                                                                        -----------------
                                                                        -----------------
    Television (0.11%)
    British Sky Broadcasting PLC
      6.88%, 2/23/2009                                        70,000              71,970
    BSKYB Finance UK PLC
      5.63%, 10/15/2015 (c)                                2,145,000           2,053,634
                                                                        -----------------
                                                                        -----------------
                                                                               2,125,604
                                                                        -----------------
                                                                        -----------------
    Textile - Home Furnishings (0.02%)
    Mohawk Industries Inc
      6.50%, 4/15/2007                                       455,000             457,306
                                                                        -----------------
                                                                        -----------------

    Theaters (0.03%)
    AMC Entertainment Inc
      9.42%, 8/15/2010 (b)                                   500,000             515,625
                                                                        -----------------
                                                                        -----------------

    Tobacco (0.14%)
    Reynolds American Inc
      7.25%, 6/ 1/2013 (c)                                 2,675,000           2,701,210
                                                                        -----------------
                                                                        -----------------

    Transport - Equipment & Leasing (0.02%)
    Greenbrier Cos Inc
      8.38%, 5/15/2015                                       300,000             304,875
                                                                        -----------------
                                                                        -----------------

    Transport - Rail (0.19%)
    CSX Corp
      5.43%, 8/ 3/2006 (b)                                 2,000,000           2,000,000
      4.88%, 11/ 1/2009                                    1,425,000           1,394,799
    Union Pacific Corp
      4.70%, 1/ 2/2024                                       185,853             172,447
      6.63%, 2/ 1/2029                                        45,000              47,360
                                                                        -----------------
                                                                        -----------------
                                                                               3,614,606
                                                                        -----------------
                                                                        -----------------
    Transport - Services (0.08%)
    CHC Helicopter Corp
      7.38%, 5/ 1/2014                                       400,000             376,000
    FedEx Corp
      3.50%, 4/ 1/2009                                       260,000             247,196
    Ryder System Inc
      5.95%, 5/ 2/2011                                       795,000             797,846
                                                                        -----------------
                                                                        -----------------
                                                                               1,421,042
                                                                        -----------------
                                                                        -----------------
    Venture Capital (0.01%)
    Arch Western Finance LLC
      6.75%, 7/ 1/2013                                       250,000             238,125
                                                                        -----------------
                                                                        -----------------


    Vitamins & Nutrition Products (0.04%)
    NBTY Inc
      7.13%, 10/ 1/2015 (d)                                  350,000             329,000
    WH Holdings Ltd/WH Capital Corp
      9.50%, 4/ 1/2011                                       370,000             406,075
                                                                        -----------------
                                                                        -----------------
                                                                                 735,075
                                                                        -----------------
                                                                        -----------------
    Wire & Cable Products (0.02%)
    Superior Essex Communications LLC/Essex
    Group Inc
      9.00%, 4/15/2012                                       450,000             456,750
                                                                        -----------------
                                                                        -----------------
    TOTAL BONDS                                                            $1,525,193,035
                                                                        -----------------
                                                                        -----------------
    U.S. GOVERNMENT & GOVERNMENT AGENCY
   OBLIGATIONS (58.38%) Federal Home Loan
    Mortgage Corporation (FHLMC) (13.11%)
      4.50%, 8/ 1/2021 (h)                                24,000,000          22,852,512
      5.50%, 8/ 1/2021 (h)                                 3,000,000           2,965,314
      5.00%, 8/ 1/2036 (h)                                33,850,000          31,998,811
      5.50%, 8/ 1/2036 (h)                                65,450,000          63,568,313
      6.00%, 8/ 1/2036 (h)                                25,000,000          24,851,550
      6.50%, 8/ 1/2036 (h)                                20,500,000          20,749,854
      6.00%, 9/ 1/2036 (h)                                10,750,000          10,679,458
      6.50%, 9/ 1/2036 (h)                                 2,500,000           2,527,345
      5.50%, 4/ 1/2009                                        33,184              32,803
      5.50%, 8/ 1/2009                                        93,859              92,781
      4.50%, 12/ 1/2009                                      873,569             845,561
      4.50%, 2/ 1/2010                                       453,485             437,344
      4.50%, 4/ 1/2011                                     3,256,156           3,131,553
      7.00%, 8/ 1/2016                                        41,144              42,261
      6.50%, 6/ 1/2017                                       745,528             756,072
      6.00%, 7/ 1/2017                                       298,126             300,359
      5.50%, 3/ 1/2018                                       535,740             531,083
      5.50%, 4/ 1/2018                                     4,758,706           4,719,189
      5.00%, 5/ 1/2018                                     4,294,268           4,173,874
      5.00%, 10/ 1/2018                                    2,584,676           2,512,212
      5.50%, 12/ 1/2018                                       10,940              10,829
      5.00%, 1/ 1/2019                                     4,146,239           4,031,185
      4.50%, 4/ 1/2019                                     2,423,719           2,314,892
      6.00%, 3/ 1/2022                                       724,756             729,538
      6.00%, 7/ 1/2023                                     2,289,939           2,303,576
      5.50%, 6/ 1/2024                                     3,573,561           3,510,962
      5.00%, 2/ 1/2026                                    13,018,891          12,462,724
      6.00%, 6/ 1/2028                                        45,084              45,061
      6.00%, 1/ 1/2029                                        16,789              16,780
      6.50%, 3/ 1/2029                                        87,397              88,982
      6.50%, 5/ 1/2029                                       113,897             115,979
      7.00%, 12/ 1/2029                                       67,961              69,805
      7.00%, 6/ 1/2030                                        39,977              41,081
      7.50%, 9/ 1/2030                                        29,547              30,618
      8.00%, 9/ 1/2030                                       131,837             138,879
      8.00%, 11/ 1/2030                                        2,494               2,628
      7.00%, 12/ 1/2030                                       66,913              68,762
      7.50%, 12/ 1/2030                                        3,968               4,112
      7.50%, 1/ 1/2031                                        81,988              84,960
      6.00%, 3/ 1/2031                                       106,184             106,112
      7.50%, 3/ 1/2031                                        27,478              28,474
      6.00%, 4/ 1/2031                                        28,277              28,258
      6.50%, 4/ 1/2031                                        65,108              66,225
      6.50%, 6/ 1/2031                                         4,558               4,636
      7.00%, 6/ 1/2031                                         2,046               2,103
      6.50%, 9/ 1/2031                                        67,570              68,728
      7.00%, 9/ 1/2031                                        16,620              17,079

      6.00%, 12/ 1/2031                                      658,920             658,473
      6.00%, 2/ 1/2032                                        14,223              14,213
      6.50%, 2/ 1/2032                                        89,971              91,499
      7.50%, 2/ 1/2032                                        36,754              38,075
      7.00%, 4/ 1/2032                                       200,428             205,966
      6.50%, 5/ 1/2032                                       146,785             149,256
      6.50%, 9/ 1/2032                                       389,486             396,043
      6.00%, 12/ 1/2032                                      622,654             621,896
      6.00%, 2/ 1/2033                                       784,525             783,063
      5.50%, 4/ 1/2033                                     1,087,647           1,061,149
      5.50%, 5/ 1/2033                                     1,233,618           1,203,565
      5.50%, 10/ 1/2033                                    1,143,750           1,115,886
      5.50%, 12/ 1/2033                                    4,921,317           4,801,424
      6.00%, 12/ 1/2033                                    1,162,353           1,160,188
      5.50%, 9/ 1/2034                                     3,806,253           3,709,830
      6.50%, 10/ 1/2035                                      608,545             616,265
      6.00%, 8/ 1/2036                                     2,075,000           2,063,531
      5.07%, 7/ 1/2034 (b)                                   421,416             404,373
      4.71%, 8/ 1/2035 (b)                                 2,056,366           2,001,621
                                                                        -----------------
                                                                        -----------------
                                                                             245,257,533
                                                                        -----------------
                                                                        -----------------
    Federal National Mortgage
    Association (FNMA) (17.62%)
      4.50%, 8/ 1/2021 (h)                                 9,200,000           8,786,000
      5.00%, 8/ 1/2021 (h)                                22,400,000          21,749,011
      5.50%, 8/ 1/2021 (h)                                11,850,000          11,720,385
      6.00%, 10/ 1/2021 (h)                                9,150,000           9,204,333
      5.00%, 8/ 1/2036 (h)                                88,000,000          83,270,000
      5.50%, 8/ 1/2036 (h)                                75,000,000          72,820,350
      6.00%, 8/ 1/2036 (h)                                48,450,000          48,132,071
      6.50%, 8/ 1/2036 (h)                                   425,000             429,914
      7.00%, 8/ 1/2036 (h)                                14,675,000          15,046,454
      5.50%, 9/ 1/2036 (h)                                17,000,000          16,495,305
      6.00%, 5/ 1/2009                                       135,593             135,574
      6.00%, 7/ 1/2009                                       306,964             307,133
      5.00%, 3/ 1/2010                                       686,703             670,499
      6.50%, 4/ 1/2010                                        24,095              24,347
      6.50%, 1/ 1/2011                                        55,918              56,208
      6.50%, 2/ 1/2011                                       147,489             149,483
      6.50%, 3/ 1/2011                                       209,564             212,199
      6.50%, 7/ 1/2016                                        23,209              23,552
      6.50%, 2/ 1/2017                                       103,921             105,460
      6.50%, 3/ 1/2017                                        41,586              42,208
      6.50%, 4/ 1/2017                                        25,272              25,650
      6.50%, 8/ 1/2017                                       755,699             766,994
      5.00%, 9/ 1/2017                                     1,181,155           1,152,279
      5.50%, 9/ 1/2017                                       229,235             227,427
      5.50%, 10/ 1/2017                                      481,293             477,496
      5.00%, 3/ 1/2018                                     1,756,106           1,711,421
      4.50%, 6/ 1/2018                                     1,445,297           1,384,259
      6.50%, 5/ 1/2022                                        52,169              53,208
      5.50%, 2/ 1/2023                                       875,576             860,950
      6.00%, 2/ 1/2023                                       276,575             278,096
      5.50%, 6/ 1/2023                                     3,282,060           3,227,236
      5.50%, 7/ 1/2023                                        53,302              52,412
      7.00%, 8/ 1/2029                                        12,894              13,251
      7.00%, 9/ 1/2031                                        37,863              38,890
      6.50%, 12/ 1/2031                                       40,224              40,872
      6.50%, 2/ 1/2032                                       119,244             121,142
      7.00%, 2/ 1/2032                                        84,424              86,703
      7.00%, 3/ 1/2032                                       276,889             284,404
      6.50%, 4/ 1/2032                                        32,262              32,773
      6.00%, 5/ 1/2032                                        87,878              87,671
      6.50%, 6/ 1/2032                                        17,849              18,132
      6.50%, 8/ 1/2032                                       178,742             181,573
      7.50%, 8/ 1/2032                                       135,356             139,944
      6.50%, 9/ 1/2032                                       384,307             390,396
      5.50%, 7/ 1/2033                                     1,813,420           1,768,957
      5.50%, 9/ 1/2033                                     2,596,589           2,532,923
      4.21%, 6/ 1/2034 (b)                                 1,158,891           1,127,766
      4.37%, 7/ 1/2034 (b)                                   685,098             669,634
      4.32%, 12/ 1/2034 (b)                                1,836,330           1,791,222
      4.60%, 3/ 1/2035 (b)                                 1,939,889           1,902,407
      5.72%, 2/ 1/2036 (b)                                 1,209,090           1,193,217
      6.12%, 3/ 1/2036 (a)(b)(f)                          12,029,959          12,285,596
      6.00%, 5/ 1/2036                                     1,452,433           1,443,497
      5.80%, 6/ 1/2036 (b)(f)                                623,455             619,067
      6.00%, 7/ 1/2036                                     3,400,000           3,379,083
                                                                        -----------------
                                                                        -----------------
                                                                             329,747,034
                                                                        -----------------
                                                                        -----------------
    Government National Mortgage
    Association (GNMA) (2.60%)
      5.00%, 8/ 1/2036 (h)                                19,500,000          18,616,416
      5.50%, 8/ 1/2036 (h)                                20,300,000          19,868,625
      7.00%, 4/15/2031                                         1,945               2,007
      7.00%, 6/15/2031                                        93,572              96,599
      7.00%, 7/15/2031                                        16,585              17,117
      6.00%, 8/15/2031                                       131,556             131,827
      6.00%, 1/15/2032                                        35,389              35,461
      6.00%, 2/15/2032                                       532,024             533,114
      7.00%, 6/15/2032                                       481,119             496,489
      6.50%, 10/15/2032                                      177,224             180,636
      6.50%, 12/15/2032                                    1,471,648           1,499,984
      6.00%, 2/15/2033                                       246,264             246,744
      6.00%, 12/15/2033                                      326,591             327,228
      5.00%, 6/15/2034                                       423,157             404,546
      6.50%, 3/20/2028                                        61,839              63,040
      6.00%, 7/20/2028                                       319,460             319,943
      6.00%, 11/20/2028                                      298,536             298,987
      6.00%, 1/20/2029                                       321,839             322,167
      6.50%, 5/20/2029                                        49,393              50,344
      6.00%, 7/20/2029                                        79,031              79,112
      7.50%, 10/20/2030                                        6,654               6,883
      8.00%, 1/20/2031                                        30,976              32,706
      6.50%, 2/20/2032                                        28,804              29,305
      6.00%, 11/20/2033                                    3,945,987           3,946,299
      5.50%, 5/20/2035                                     1,102,911           1,076,422
                                                                        -----------------
                                                                        -----------------
                                                                              48,682,001
                                                                        -----------------
                                                                        -----------------
    U.S. Treasury (23.88%)
      2.50%, 9/30/2006 (d)                                30,000,000          29,866,410
      3.50%, 11/15/2006 (d)                               50,000,000          49,761,700
      3.13%, 1/31/2007 (d)                                50,000,000          49,507,800
      4.50%, 2/15/2009 (d)                                15,000,000          14,838,870
      3.63%, 7/15/2009 (d)                                32,250,000          31,118,734
      3.50%, 2/15/2010 (d)                                22,500,000          21,471,683
      5.00%, 2/15/2011 (d)                                27,250,000          27,380,936
      4.88%, 2/15/2012 (d)                                17,550,000          17,526,009
      4.38%, 8/15/2012 (d)                                19,750,000          19,199,923
      3.88%, 2/15/2013 (d)                                 8,400,000           7,908,793
      4.25%, 8/15/2013 (d)                                11,100,000          10,651,227
      4.00%, 2/15/2014                                     6,300,000           5,924,955
      4.75%, 5/15/2014 (d)                                15,000,000          14,800,785

      4.25%, 11/15/2014 (d)                               18,675,000          17,776,994
      7.25%, 5/15/2016 (d)                                 8,000,000           9,365,000
      7.50%, 11/15/2016 (d)                               24,010,000          28,720,090
      8.13%, 8/15/2019 (d)                                 9,350,000          11,982,605
      8.00%, 11/15/2021 (d)                                9,785,000          12,686,859
      6.25%, 8/15/2023 (d)                                15,000,000          16,796,490
      6.00%, 2/15/2026 (d)                                13,400,000          14,751,511
      6.75%, 8/15/2026 (d)                                 3,000,000           3,584,766
      6.13%, 8/15/2029                                        25,000              28,248
      6.25%, 5/15/2030 (d)                                27,055,000          31,136,490
                                                                        -----------------
                                                                        -----------------
                                                                             446,786,878
                                                                        -----------------
                                                                        -----------------
    U.S. Treasury Inflation-Indexed
    Obligations (1.17%)
      3.88%, 1/15/2009 (d)                                 1,852,140           1,917,254
      4.25%, 1/15/2010 (d)                                 2,527,560           2,686,321
      3.50%, 1/15/2011 (d)                                 6,777,329           7,104,810
      2.00%, 1/15/2014 (d)                                10,383,937          10,094,318
                                                                        -----------------
                                                                        -----------------
                                                                              21,802,703
                                                                        -----------------
                                                                        -----------------
    TOTAL U.S. GOVERNMENT & GOVERNMENT
    AGENCY OBLIGATIONS                                                     $1,092,276,149
                                                                        -----------------
                                                                        -----------------
    SHORT TERM INVESTMENTS (5.24%)
    Commercial Paper (5.24%)
    Burlington Northern Santa Fe
      5.33%, 8/ 1/2006 (a)                                 5,200,000           5,200,000
    Investment in Joint Trading
    Account; HSBC Funding
      5.30%, 8/ 1/2006                                    67,888,670          67,888,670
    Textron Inc
      5.29%, 8/ 1/2006 (a)                                25,000,000          25,000,000
                                                                        -----------------
                                                                        -----------------
                                                                              98,088,670
                                                                        -----------------
                                                                        -----------------
    TOTAL SHORT TERM INVESTMENTS                                              $98,088,670
                                                                        -----------------
                                                                        -----------------
    MONEY MARKET FUNDS (6.69%)
    BNY Institutional Cash Reserve Fund (a)              125,285,000         125,285,000
                                                                        -----------------
                                                                        -----------------
    TOTAL MONEY MARKET FUNDS                                                 $125,285,000
                                                                        -----------------
                                                                        -----------------
    Total Investments                                                      $2,840,842,854
    Liabilities in Excess of Other Assets, Net - (                          (969,811,829)
                                                                        -----------------
                                                                        -----------------
    TOTAL NET ASSETS - 100.00%                                             $1,871,031,025

                                                                        =================
                                                                        =================

    (a) Security was purchased with the cash proceeds from securities loans.
    (b) Variable Rate
    (c)      Security exempt from registration
   under Rule 144A of the Securities Act of 1933.
   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicat these securities are not considered illiquid.
   At the end of the period, the value of these securities totaled $142,935,057 or 7.64% of net assets.


    (d) Security or a portion of the
  security was on loan at the end of the
  period.
    (e Security or a portion of the
  security was pledged to cover margin
  requirements for futures contracts.
  At the end of the period, the value of
  these securities totaled $239,640 or
  0.01% of net assets.

    (f) Market value is determined in
  accordance with procedures established
  in good faith by the Board of Directors.
  At the end of the period, the value of
  these securities totaled $145,926,349
 or 7.80% of net assets.

    (g) Non-Income Producing Security
    (h) Security was purchased in a
"to-be-announced" ("TBA") transaction. See
Notes to Financial Statements.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                       $9,069,989
    Unrealized Depreciation                                                     (28,387,793)
                                                                          ------------------
                                                                          ------------------
Net Unrealized Appreciation (Depreciation)                                      (19,317,804)
    Cost for federal income tax purposes                                       2,860,160,658


   SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                               Unrealized
                                                                          Notional            Appreciation/
    Description                                                            Amount            (Depreciation)
    -------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------
Receive a monthly  return equal to a 6.50% 30 year  Federal  Home Loan  Mortgage
Corporation  Obligation  and pay monthly a floating  rate based on 1-month LIBOR less 55 basis points with Merrill Lynch.  Expires September 2006.
                                                                                             $16,157,897                 $100,295

    Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
    based on 1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires November 2006.   40,000,000                  393,450
                                                                                                                       40,000,000

    Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
    based on 1-month LIBOR with Morgan Stanley.  Expires November 2006.                       35,000,000                  344,872
                                                                                                                       35,000,000


              SCHEDULE OF FUTURES CONTRACTS

                                                                                               Current           Unrealized
                                                           Number of      Original             Market           Appreciation/
    Type                                                   Contracts        Value               Value           (Depreciation)
    ------------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------------------
    Buy:
    U.S. 10 Year Note; September 2006                        251         $26,462,855         $26,613,844            $150,989

    Portfolio Summary (unaudited)
    ------------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------------------
    Sector                                                                                                       Percent
    ------------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------------------
    Mortgage Securities                                                                                           56.35%
    Government                                                                                                    27.25%
    Financial                                                                                                     23.23%
    Asset Backed Securities                                                                                       21.46%
    Communications                                                                                                 4.60%
    Consumer, Non-cyclical                                                                                         4.17%
    Energy                                                                                                       3.87%
    Industrial                                                                                                   3.51%
    Utilities                                                                                                    3.47%
    Consumer, Cyclical                                                                                           2.24%
    Basic Materials                                                                                              1.27%
    Technology                                                                                                   0.35%
    Diversified                                                                                                  0.06%
    Liabilities in Excess of Other Assets, Net                                                                (-51.83%)
                                                                                                           ---------------------
                                                                                                           ---------------------
    TOTAL NET ASSETS                                                                                           100.00%
                                                                                                           =====================
                                                                                                           =====================

    Other Assets Summary (unaudited)
    ----------------------------------------------------------
    ----------------------------------------------------------
    Asset Type                               Percent
    ----------------------------------------------------------
    ----------------------------------------------------------
    Futures                                    1.42%
    Total Return Swaps                         0.04%


    Schedule of Investments
    July 31, 2006 (unaudited)
    Disciplined LargeCap Blend Fund

                                                              Shares
                                                               Held               Value
                                                          ------------------------------------
                                                          ------------------------------------
    COMMON STOCKS (99.57%)
    Advertising Agencies (0.39%)
    Omnicom Group Inc (a)                                          43,506           $3,850,716
                                                                             -----------------
                                                                             -----------------

    Aerospace & Defense (1.50%)
    Boeing Co                                                      43,202           3,344,699
    General Dynamics Corp                                          78,200           5,240,964
    Lockheed Martin Corp                                           79,982           6,372,966
                                                                             -----------------
                                                                             -----------------
                                                                                   14,958,629
                                                                             -----------------
                                                                             -----------------
    Aerospace & Defense Equipment (0.80%)
    United Technologies Corp                                      128,045           7,963,119
                                                                             -----------------
                                                                             -----------------

    Agricultural Operations (0.41%)
    Archer-Daniels-Midland Co                                      94,080           4,139,520
                                                                             -----------------
                                                                             -----------------

    Airlines (0.28%)
    Southwest Airlines Co                                         156,520           2,815,795
                                                                             -----------------
                                                                             -----------------

    Apparel Manufacturers (0.56%)
    Coach Inc (a)(b)                                              120,551           3,461,019
    VF Corp                                                        31,571           2,141,145
                                                                             -----------------
                                                                             -----------------
                                                                                    5,602,164
                                                                             -----------------
                                                                             -----------------
    Appliances (0.18%)
    Whirlpool Corp (a)                                             22,800           1,759,932
                                                                             -----------------
                                                                             -----------------

    Applications Software (2.23%)
    Citrix Systems Inc (b)                                        103,552           3,289,847
    Microsoft Corp                                                789,293          18,966,711
                                                                             -----------------
                                                                             -----------------
                                                                                   22,256,558
                                                                             -----------------
                                                                             -----------------
    Athletic Footwear (0.40%)
    Nike Inc (a)                                                   51,002           4,029,158
                                                                             -----------------
                                                                             -----------------

    Auto/Truck Parts & Equipment - Original (0.23%)
    Johnson Controls Inc (a)                                       30,140           2,313,546
                                                                             -----------------
                                                                             -----------------

    Beverages - Non-Alcoholic (2.33%)
    Coca-Cola Co/The                                              222,403           9,896,933
    PepsiCo Inc                                                   211,392          13,398,025
                                                                             -----------------
                                                                             -----------------
                                                                                   23,294,958
                                                                             -----------------
                                                                             -----------------
    Brewery (0.51%)
    Anheuser-Busch Cos Inc                                        106,730           5,139,050
                                                                             -----------------
                                                                             -----------------

    Building Products - Cement & Aggregate (0.33%)
    Florida Rock Industries Inc (a)                                36,914           1,404,947
    Martin Marietta Materials Inc                                  23,868           1,921,851
                                                                             -----------------
                                                                             -----------------
                                                                                    3,326,798
                                                                             -----------------
                                                                             -----------------
    Cable TV (0.48%)
    Comcast Corp (a)(b)                                            81,320           2,795,782
    DIRECTV Group Inc/The (a)(b)                                  115,960           1,977,118
                                                                             -----------------
                                                                             -----------------
                                                                                    4,772,900
                                                                             -----------------
                                                                             -----------------

    Coatings & Paint (0.28%)
    Sherwin-Williams Co/The                                        56,150           2,841,190
                                                                             -----------------
                                                                             -----------------

    Commercial Banks (0.62%)
    AmSouth Bancorp                                               161,508           4,628,819
    Colonial BancGroup Inc/The                                     60,660           1,540,764
                                                                             -----------------
                                                                             -----------------
                                                                                    6,169,583
                                                                             -----------------
                                                                             -----------------
    Commercial Services - Finance (0.24%)
    Equifax Inc (a)                                                74,578           2,407,378
                                                                             -----------------
                                                                             -----------------

    Computer Aided Design (0.39%)
    Autodesk Inc (a)(b)                                           115,107           3,926,300
                                                                             -----------------
                                                                             -----------------

    Computers (2.75%)
    Apple Computer Inc (b)                                        122,021           8,292,547
    Dell Inc (b)                                                   23,820             516,418
    Hewlett-Packard Co                                            329,929          10,528,034
    International Business Machines Corp                          104,712           8,105,756
                                                                             -----------------
                                                                             -----------------
                                                                                   27,442,755
                                                                             -----------------
                                                                             -----------------
    Computers - Integrated Systems (0.30%)
    NCR Corp (a)(b)                                                92,341           2,967,840
                                                                             -----------------
                                                                             -----------------

    Computers - Memory Devices (0.13%)
    Western Digital Corp (b)                                       71,562           1,255,197
                                                                             -----------------
                                                                             -----------------

    Computers - Peripheral Equipment (0.22%)
    Lexmark International Inc (b)                                  40,126           2,168,810
                                                                             -----------------
                                                                             -----------------

    Cosmetics & Toiletries (2.31%)
    Colgate-Palmolive Co                                           73,412           4,354,800
    Procter & Gamble Co                                           332,826          18,704,821
                                                                             -----------------
                                                                             -----------------
                                                                                   23,059,621
                                                                             -----------------
                                                                             -----------------
    Data Processing & Management (0.22%)
    Global Payments Inc                                            51,459           2,189,066
                                                                             -----------------
                                                                             -----------------

    Diagnostic Kits (0.21%)
    Dade Behring Holdings Inc                                      50,620           2,061,753
                                                                             -----------------
                                                                             -----------------

    Distribution & Wholesale (0.25%)
    Genuine Parts Co                                               58,913           2,453,137
                                                                             -----------------
                                                                             -----------------

    Diversified Manufacturing Operations (4.37%)
    3M Co                                                          23,026           1,621,031
    Cooper Industries Ltd                                          29,175           2,513,718
    Dover Corp                                                     73,987           3,487,747
    General Electric Co (c)                                       821,057          26,840,353
    Honeywell International Inc                                    11,733             454,067
    Ingersoll-Rand Co Ltd                                          87,819           3,143,920
    ITT Corp                                                       47,777           2,415,127
    Parker Hannifin Corp                                           43,008           3,106,898
                                                                             -----------------
                                                                             -----------------
                                                                                   43,582,861
                                                                             -----------------
                                                                             -----------------
    Electric - Integrated (3.33%)
    Allegheny Energy Inc (b)                                      129,785           5,327,674
    Duke Energy Corp                                              168,233           5,100,825
    FirstEnergy Corp                                              113,596           6,361,376
    MDU Resources Group Inc                                        67,257           1,657,885
    OGE Energy Corp                                                47,325           1,791,251
    PPL Corp                                                      164,597           5,599,590
    TXU Corp                                                      115,677           7,429,934
                                                                             -----------------
                                                                             -----------------
                                                                                   33,268,535
                                                                             -----------------
                                                                             -----------------
    Electric Products-Miscellaneous (0.57%)
    Emerson Electric Co                                            71,482           5,641,359
                                                                             -----------------
                                                                             -----------------

    Electronic Components-Semiconductors (2.03%)
    Broadcom Corp (b)                                             101,406           2,432,730
    Freescale Semiconductor Inc - B Shares (b)                     92,341           2,633,565
    Intel Corp                                                    319,263           5,746,734
    MEMC Electronic Materials Inc (a)(b)                           41,912           1,274,963
    Nvidia Corp (b)                                                81,286           1,798,859
    QLogic Corp (b)                                                78,930           1,380,486
    Texas Instruments Inc                                         166,525           4,959,115
                                                                             -----------------
                                                                             -----------------
                                                                                   20,226,452
                                                                             -----------------
                                                                             -----------------
    Electronic Connectors (0.13%)
    Thomas & Betts Corp (b)                                        28,340           1,341,332
                                                                             -----------------
                                                                             -----------------

    Electronic Measurement Instruments (0.21%)
    Trimble Navigation Ltd (a)(b)                                  43,660           2,096,990
                                                                             -----------------
                                                                             -----------------

    Enterprise Software & Services (0.36%)
    BEA Systems Inc (a)(b)                                        180,050           2,113,787
    Oracle Corp (b)                                                96,520           1,444,904
                                                                             -----------------
                                                                             -----------------
                                                                                    3,558,691
                                                                             -----------------
                                                                             -----------------
    Finance - Commercial (0.24%)
    CIT Group Inc                                                  51,831           2,379,561
                                                                             -----------------
                                                                             -----------------

    Finance - Credit Card (0.64%)
    American Express Co                                            38,837           2,021,854
    Capital One Financial Corp                                     56,410           4,363,314
                                                                             -----------------
                                                                             -----------------
                                                                                    6,385,168
                                                                             -----------------
                                                                             -----------------
    Finance - Investment Banker & Broker (6.78%)
    Bear Stearns Cos Inc/The                                       39,412           5,591,380
    Citigroup Inc (c)                                             403,534          19,494,728
    E*Trade Financial Corp (b)                                    118,690           2,766,664
    Goldman Sachs Group Inc                                        66,917          10,221,572
    JPMorgan Chase & Co                                           227,845          10,394,289
    Lehman Brothers Holdings Inc                                  112,664           7,317,527
    Merrill Lynch & Co Inc                                         94,699           6,895,981
    Morgan Stanley                                                 75,232           5,002,928
                                                                             -----------------
                                                                             -----------------
                                                                                   67,685,069
                                                                             -----------------
                                                                             -----------------
    Finance - Mortgage Loan/Banker (0.55%)
    Fannie Mae                                                    114,483           5,484,881
                                                                             -----------------
                                                                             -----------------

    Financial Guarantee Insurance (0.42%)
    MGIC Investment Corp                                           73,996           4,211,112
                                                                             -----------------
                                                                             -----------------

    Food - Miscellaneous/Diversified (0.59%)
    Campbell Soup Co                                               70,470           2,584,840
    Kellogg Co                                                     69,350           3,340,589
                                                                             -----------------
                                                                             -----------------
                                                                                    5,925,429
                                                                             -----------------
                                                                             -----------------
    Food - Retail (0.54%)
    Kroger Co/The                                                 233,991           5,365,414
                                                                             -----------------
                                                                             -----------------


    Health Care Cost Containment (0.30%)
    McKesson Corp                                                  60,110           3,028,943
                                                                             -----------------
                                                                             -----------------

    Home Decoration Products (0.25%)
    Newell Rubbermaid Inc                                          94,268           2,484,904
                                                                             -----------------
                                                                             -----------------

    Industrial Automation & Robots (0.27%)
    Rockwell Automation Inc                                        43,660           2,706,047
                                                                             -----------------
                                                                             -----------------

    Internet Security (0.17%)
    McAfee Inc (a)(b)                                              77,390           1,667,755
                                                                             -----------------
                                                                             -----------------

 Investment Management & Advisory Services (0.86%)
    Franklin Resources Inc                                         59,885           5,476,483
    T Rowe Price Group Inc (a)                                     75,730           3,128,407
                                                                             -----------------
                                                                             -----------------
                                                                                    8,604,890
                                                                             -----------------
                                                                             -----------------
    Life & Health Insurance (1.62%)
    Cigna Corp                                                     40,570           3,702,013
    Lincoln National Corp                                          81,912           4,642,772
    Prudential Financial Inc                                      100,077           7,870,055
                                                                             -----------------
                                                                             -----------------
                                                                                   16,214,840
                                                                             -----------------
                                                                             -----------------
    Machinery - Construction & Mining (0.78%)
    Caterpillar Inc                                                88,020           6,237,977
    Joy Global Inc                                                 40,180           1,507,554
                                                                             -----------------
                                                                             -----------------
                                                                                    7,745,531
                                                                             -----------------
                                                                             -----------------
    Medical - Biomedical/Gene (1.39%)
    Amgen Inc (b)                                                 132,183           9,218,442
    Genzyme Corp (b)                                               67,613           4,616,616
                                                                             -----------------
                                                                             -----------------
                                                                                   13,835,058
                                                                             -----------------
                                                                             -----------------
    Medical - Drugs (4.41%)
    Abbott Laboratories                                            70,859           3,384,934
    Eli Lilly & Co                                                 20,096           1,140,850
    King Pharmaceuticals Inc (a)(b)                                73,412           1,249,472
    Merck & Co Inc                                                238,744           9,614,221
    Pfizer Inc                                                    577,989          15,021,934
    Schering-Plough Corp                                          207,486           4,241,014
    Wyeth                                                         192,644           9,337,455
                                                                             -----------------
                                                                             -----------------
                                                                                   43,989,880
                                                                             -----------------
                                                                             -----------------
    Medical - Generic Drugs (0.23%)
    Barr Pharmaceuticals Inc (b)                                   45,860           2,281,994
                                                                             -----------------
                                                                             -----------------

    Medical - HMO (1.86%)
    Aetna Inc                                                      96,908           3,051,633
    Coventry Health Care Inc (b)                                   36,370           1,916,699
    UnitedHealth Group Inc                                        145,119           6,941,042
    WellPoint Inc (b)                                              89,875           6,695,687
                                                                             -----------------
                                                                             -----------------
                                                                                   18,605,061
                                                                             -----------------
                                                                             -----------------
    Medical-Wholesale Drug Distribution (0.19%)
    AmerisourceBergen Corp                                         44,748           1,924,164
                                                                             -----------------
                                                                             -----------------

    Medical Instruments (0.10%)
    Medtronic Inc                                                  19,669             993,678
                                                                             -----------------
                                                                             -----------------

    Medical Laboratory & Testing Service (0.29%)
    Quest Diagnostics Inc                                          47,910           2,880,349
                                                                             -----------------
                                                                             -----------------


    Medical Products (2.02%)
    Baxter International Inc                                       77,210           3,242,820
    Becton Dickinson & Co                                          57,184           3,769,569
    Johnson & Johnson                                             210,502          13,166,900
                                                                             -----------------
                                                                             -----------------
                                                                                   20,179,289
                                                                             -----------------
                                                                             -----------------
    Metal - Copper (0.49%)
    Phelps Dodge Corp                                              56,107           4,900,385
                                                                             -----------------
                                                                             -----------------

    Metal - Diversified (0.41%)
    Freeport-McMoRan Copper & Gold Inc (a)                         74,189           4,047,752
                                                                             -----------------
                                                                             -----------------

    Metal Processors & Fabrication (0.20%)
    Precision Castparts Corp (a)                                   33,561           2,001,914
                                                                             -----------------
                                                                             -----------------

    Multi-Line Insurance (3.59%)
    Allstate Corp/The                                             103,554           5,883,938
    American International Group Inc                              177,155          10,747,994
    Assurant Inc                                                   45,983           2,215,001
    Genworth Financial Inc                                         73,087           2,506,884
    Hartford Financial Services Group Inc                          78,050           6,621,762
    Metlife Inc (a)                                               150,297           7,815,444
                                                                             -----------------
                                                                             -----------------
                                                                                   35,791,023
                                                                             -----------------
                                                                             -----------------
    Multimedia (1.61%)
    McGraw-Hill Cos Inc/The                                        84,620           4,764,106
    News Corp                                                     296,354           5,701,851
    Time Warner Inc                                               129,450           2,135,925
    Viacom Inc (b)                                                  7,225             251,791
    Walt Disney Co                                                107,218           3,183,303
                                                                             -----------------
                                                                             -----------------
                                                                                   16,036,976
                                                                             -----------------
                                                                             -----------------
    Networking Products (1.18%)
    Cisco Systems Inc (b)                                         658,465          11,753,600
                                                                             -----------------
                                                                             -----------------

    Office Supplies & Forms (0.25%)
    Avery Dennison Corp                                            42,510           2,492,361
                                                                             -----------------
                                                                             -----------------

    Oil - Field Services (1.59%)
    Baker Hughes Inc                                                7,140             570,843
    Halliburton Co (a)                                            197,822           6,599,342
    Schlumberger Ltd                                              130,594           8,730,209
                                                                             -----------------
                                                                             -----------------
                                                                                   15,900,394
                                                                             -----------------
                                                                             -----------------
    Oil & Gas Drilling (0.41%)
    ENSCO International Inc (a)                                    42,137           1,947,572
    Helmerich & Payne Inc                                          39,340           1,088,931
    Rowan Cos Inc                                                  31,513           1,067,346
                                                                             -----------------
                                                                             -----------------
                                                                                    4,103,849
                                                                             -----------------
                                                                             -----------------
    Oil Company - Integrated (7.50%)
    Chevron Corp                                                  229,392          15,089,406
    ConocoPhillips                                                114,407           7,852,896
    Exxon Mobil Corp                                              553,564          37,498,425
    Hess Corp (a)                                                  55,290           2,924,841
    Marathon Oil Corp                                              55,251           5,007,951
    Occidental Petroleum Corp                                      60,511           6,520,060
                                                                             -----------------
                                                                             -----------------
                                                                                   74,893,579
                                                                             -----------------
                                                                             -----------------
    Oil Field Machinery & Equipment (0.67%)
    Cameron International Corp (a)(b)                              44,748           2,255,746
    Grant Prideco Inc (b)                                          35,421           1,612,010

    National Oilwell Varco Inc (a)(b)                              41,877           2,807,434
                                                                             -----------------
                                                                             -----------------
                                                                                    6,675,190
                                                                             -----------------
                                                                             -----------------
    Oil Refining & Marketing (0.17%)
    Valero Energy Corp                                             25,695           1,732,614
                                                                             -----------------
                                                                             -----------------

    Optical Supplies (0.15%)
    Alcon Inc (a)                                                  13,913           1,536,273
                                                                             -----------------
                                                                             -----------------

    Paper & Related Products (0.29%)
    Temple-Inland Inc                                              68,465           2,912,501
                                                                             -----------------
                                                                             -----------------

    Pharmacy Services (0.54%)
    Caremark Rx Inc                                               102,008           5,386,022
                                                                             -----------------
                                                                             -----------------

    Pipelines (0.25%)
    Questar Corp                                                   28,262           2,504,013
                                                                             -----------------
                                                                             -----------------

    Property & Casualty Insurance (0.75%)
    Chubb Corp                                                    111,280           5,610,738
    WR Berkley Corp                                                52,580           1,892,880
                                                                             -----------------
                                                                             -----------------
                                                                                    7,503,618
                                                                             -----------------
                                                                             -----------------
    Quarrying (0.18%)
    Vulcan Materials Co                                            26,210           1,755,284
                                                                             -----------------
                                                                             -----------------

    Regional Banks (5.87%)
    Bank of America Corp                                          472,928          24,369,980
    Keycorp                                                       119,250           4,400,325
    PNC Financial Services Group Inc (a)                           92,341           6,541,436
    US Bancorp                                                    255,587           8,178,784
    Wachovia Corp (a)                                             134,888           7,234,043
    Wells Fargo & Co                                              108,608           7,856,703
                                                                             -----------------
                                                                             -----------------
                                                                                   58,581,271
                                                                             -----------------
                                                                             -----------------
    REITS - Office Property (0.20%)
    Boston Properties Inc                                          20,690           2,031,758
                                                                             -----------------
                                                                             -----------------

    REITS - Regional Malls (0.29%)
    Simon Property Group Inc (a)                                   34,235           2,928,120
                                                                             -----------------
                                                                             -----------------

    Retail - Apparel & Shoe (0.38%)
    Nordstrom Inc                                                 109,844           3,767,649
                                                                             -----------------
                                                                             -----------------

    Retail - Building Products (1.35%)
    Home Depot Inc                                                230,859           8,013,116
    Lowe's Cos Inc                                                191,262           5,422,278
                                                                             -----------------
                                                                             -----------------
                                                                                   13,435,394
                                                                             -----------------
                                                                             -----------------
    Retail - Consumer Electronics (0.54%)
    Best Buy Co Inc (a)                                            71,091           3,223,266
    Circuit City Stores Inc                                        87,627           2,146,861
                                                                             -----------------
                                                                             -----------------
                                                                                    5,370,127
                                                                             -----------------
                                                                             -----------------
    Retail - Discount (1.03%)
    Target Corp                                                    22,645           1,039,858
    Wal-Mart Stores Inc                                           208,263           9,267,704
                                                                             -----------------
                                                                             -----------------
                                                                                   10,307,562
                                                                             -----------------
                                                                             -----------------
    Retail - Drug Store (0.11%)
    Walgreen Co                                                    23,074           1,079,402
                                                                             -----------------
                                                                             -----------------

    Retail - Major Department Store (0.59%)
    JC Penney Co Inc                                               57,644           3,629,266
    Sears Holdings Corp (a)(b)                                     16,610           2,279,723
                                                                             -----------------
                                                                             -----------------
                                                                                    5,908,989
                                                                             -----------------
                                                                             -----------------
    Retail - Office Supplies (0.82%)
    Office Depot Inc (b)                                          105,223           3,793,289
    OfficeMax Inc                                                  38,280           1,573,691
    Staples Inc                                                   132,373           2,861,904
                                                                             -----------------
                                                                             -----------------
                                                                                    8,228,884
                                                                             -----------------
                                                                             -----------------
    Retail - Restaurants (1.41%)
    Darden Restaurants Inc                                        107,765           3,642,457
    McDonald's Corp                                               201,499           7,131,050
    Starbucks Corp (a)(b)                                          97,208           3,330,346
                                                                             -----------------
                                                                             -----------------
                                                                                   14,103,853
                                                                             -----------------
                                                                             -----------------
    Semiconductor Component - Integrated
   Circuits (0.26%)
    Analog Devices Inc                                             79,400           2,567,002
                                                                             -----------------
                                                                             -----------------

    Semiconductor Equipment (0.36%)
    Lam Research Corp (b)                                          38,032           1,581,751
    Novellus Systems Inc (a)(b)                                    80,890           2,047,326
                                                                             -----------------
                                                                             -----------------
                                                                                    3,629,077
                                                                             -----------------
                                                                             -----------------
    Steel - Producers (0.76%)
    Carpenter Technology Corp                                      15,660           1,540,944
    Nucor Corp (a)                                                114,372           6,081,159
                                                                             -----------------
                                                                             -----------------
                                                                                    7,622,103
                                                                             -----------------
                                                                             -----------------
    Steel - Specialty (0.34%)
    Allegheny Technologies Inc                                     52,930           3,381,698
                                                                             -----------------
                                                                             -----------------

    Telecommunication Equipment (0.35%)
    Harris Corp (a)                                                39,526           1,800,409
    Tellabs Inc (b)                                               182,760           1,717,944
                                                                             -----------------
                                                                             -----------------
                                                                                    3,518,353
                                                                             -----------------
                                                                             -----------------
    Telecommunication Equipment-Fiber Optics (0.35%)
    Corning Inc (b)                                               184,924           3,526,501
                                                                             -----------------
                                                                             -----------------

    Telecommunication Services (0.22%)
    Amdocs Ltd (a)(b)                                              60,782           2,205,171
                                                                             -----------------
                                                                             -----------------

    Telephone - Integrated (3.50%)
    AT&T Inc (a)                                                  421,152          12,630,349
    BellSouth Corp                                                230,400           9,024,768
    Citizens Communications Co (a)                                227,580           2,919,851
    Qwest Communications International Inc (a)(b)                 574,850           4,593,052
    Sprint Nextel Corp (a)                                         24,198             479,120
    Verizon Communications Inc                                    156,988           5,309,334
                                                                             -----------------
                                                                             -----------------
                                                                                   34,956,474
                                                                             -----------------
                                                                             -----------------
    Therapeutics (0.67%)
    Gilead Sciences Inc (b)                                       108,955           6,698,553
                                                                             -----------------
                                                                             -----------------

    Tobacco (2.07%)
    Altria Group Inc                                              199,569          15,959,533
    Reynolds American Inc (a)                                      22,021           2,791,822
    UST Inc (a)                                                    37,869           1,914,278
                                                                             -----------------
                                                                             -----------------
                                                                                   20,665,633
                                                                             -----------------
                                                                             -----------------
    Transport - Rail (1.25%)
    Burlington Northern Santa Fe Corp                              67,999           4,685,811

    Norfolk Southern Corp                                          93,893           4,076,834
    Union Pacific Corp                                             44,130           3,751,050
                                                                             -----------------
                                                                             -----------------
                                                                                   12,513,695
                                                                             -----------------
                                                                             -----------------
    Transport - Services (0.36%)
    United Parcel Service Inc                                      51,736           3,565,128
                                                                             -----------------
                                                                             -----------------

    Web Portals (0.83%)
    Google Inc (a)(b)                                              21,404           8,274,786
                                                                             -----------------
                                                                             -----------------

    Wireless Equipment (1.38%)
    Motorola Inc (a)                                              344,260           7,835,358
    Qualcomm Inc                                                  169,354           5,971,422
                                                                             -----------------
                                                                             -----------------
                                                                                   13,806,780
                                                                             -----------------
                                                                             -----------------
    TOTAL COMMON STOCKS                                                    $      994,062,021
                                                                             -----------------
                                                                             -----------------
                                                             Principal
                                                              Amount              Value
                                                          ------------------------------------
                                                          ------------------------------------
    SHORT TERM INVESTMENTS (0.35%)
    Commercial Paper (0.35%)
    Investment in Joint Trading Account;
    Federal Home Loan Bank
      5.05%, 8/ 1/2006                                          3,485,130           3,485,130
                                                                             -----------------
                                                                             -----------------
    TOTAL SHORT TERM INVESTMENTS                                           $        3,485,130
                                                                             -----------------
                                                                             -----------------
    MONEY MARKET FUNDS (8.93%)
    BNY Institutional Cash Reserve Fund (d)                    89,129,000          89,129,000
                                                                             -----------------
                                                                             -----------------
    TOTAL MONEY MARKET FUNDS                                               $       89,129,000
                                                                             -----------------
                                                                             -----------------
    Total Investments                                                      $    1,086,676,151
    Liabilities in Excess of Other Assets, Net - (8.8                             (88,379,017)
                                                                             -----------------
                                                                             -----------------
    TOTAL NET ASSETS - 100.00%                                             $      998,297,134

                                                                             =================
                                                                             =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $11,882,275 or 1.19% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.


    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                             81,428,865
    Unrealized Depreciation                                                                            (42,146,496)
                                                                                                 ------------------
                                                                                                 ------------------
    Net Unrealized Appreciation (Depreciation)                                                          39,282,369
    Cost for federal income tax purposes                                                             1,047,393,782


              SCHEDULE OF FUTURES CONTRACTS
                                                                                           Current       Unrealized
                                                     Number of        Original             Market           Appreciation/
    Type                                            Contracts          Value               Value           (Depreciation)
    -------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------
    Buy:
    S & P 500; September 2006                           16              $5,085,225          $5,127,200     $41,975

    Portfolio Summary (unaudited)
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Sector                                                              Percent
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Financial                                                            31.36%
    Consumer, Non-cyclical                                               21.63%
    Industrial                                                           10.76%
    Energy                                                               10.60%
    Communications                                                       10.46%
    Technology                                                            9.23%
    Consumer, Cyclical                                                    8.38%
    Utilities                                                             3.33%
    Basic Materials                                                       2.75%
    Government                                                            0.35%
    Liabilities in Excess of Other Assets, Net                          (-8.85%)
                                                                    ------------
                                                                    ------------
    TOTAL NET ASSETS                                                    100.00%
                                                                    ============
                                                                    ============

    Other Assets Summary (unaudited)
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Asset Type                                        Percent
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Futures                                             0.51%

      Schedule of Investments
      July 31, 2006 (unaudited)
      Diversified International Fund

                                                     Shares
                                                     Held                                           Value
                                                     ---------------------- ------ -----------------------------------------
      COMMON STOCKS (97.88%)
      Advertising Sales (0.02%)
      Teleperformance                                                3,130                                         $119,311
                                                                                   -----------------------------------------

      Advertising Services (0.31%)
      Aegis Group Plc                                              846,638                                        1,908,729
      Publicis Groupe                                                8,629                                          323,088
                                                                                   -----------------------------------------
                                                                                                                  2,231,817
                                                                                   -----------------------------------------
      Aerospace & Defense (0.30%)
      Rolls-Royce Group PLC                                        261,201                                        2,150,665
                                                                                   -----------------------------------------

      Agricultural Operations (0.05%)
      Astra Agro Lestari Tbk PT                                    101,293                                           93,252
      Astral Foods Ltd                                              17,076                                          195,802
      Provimi SA                                                       696                                           23,626
      Saskatchewan Wheat Pool (a)                                    2,767                                           19,046
                                                                                   -----------------------------------------
                                                                                                                    331,726
                                                                                   -----------------------------------------
      Airlines (0.04%)
      Deutsche Lufthansa AG                                          6,653                                          124,042
      Thai Airways International Public Ltd (a)(b)                 161,800                                          173,174
                                                                                   -----------------------------------------
                                                                                                                    297,216
                                                                                   -----------------------------------------
      Airport Development & Maintenance (0.01%)
      Japan Airport Terminal Co Ltd                                  5,800                                           59,249
                                                                                   -----------------------------------------

      Apparel Manufacturers (0.31%)
      Adolfo Dominguez                                                 336                                           17,923
      Gerry Weber International AG                                     526                                           10,955
      Gildan Activewear (a)                                         40,629                                        1,737,674
      Handsome Co Ltd                                                3,567                                           54,865
      IC Companys A/S (a)                                              329                                           19,525
      Mariella Burani SpA                                            1,342                                           31,837
      Valentino Fashion Group SpA                                    2,692                                           83,823
      Youngone Corp                                                 55,480                                          239,173
                                                                                   -----------------------------------------
                                                                                                                  2,195,775
                                                                                   -----------------------------------------
      Appliances (0.00%)
      Schulthess Group                                                  34                                           16,567
                                                                                   -----------------------------------------

      Applications Software (0.33%)
      Sage Group PLC                                               471,824                                        2,045,951
      Satyam Computer Services Ltd ADR (c)                           7,853                                          276,818
                                                                                   -----------------------------------------
                                                                                                                  2,322,769
                                                                                   -----------------------------------------
      Athletic Footwear (0.31%)
      Puma AG Rudolf Dassler Sport                                   6,014                                        2,185,842
                                                                                   -----------------------------------------

      Audio & Video Products (1.15%)
      Canon Electronics Inc                                          2,609                                           87,092
      D&M Holdings Inc                                              11,287                                           27,124
      Matsushita Electric Industrial Co Ltd                        181,000                                        3,772,316
      Sony Corp                                                     93,200                                        4,300,223
                                                                                   -----------------------------------------
                                                                                                                  8,186,755
                                                                                   -----------------------------------------

      Auto - Car & Light Trucks (2.44%)
      Bayerische Motoren Werke AG                                   59,330                                        3,061,861
      Ford Otomotiv Sanayi AS                                       37,076                                          252,791
      Honda Motor Co Ltd                                            84,800                                        2,801,101
      Hyundai Motor Co                                               3,508                                          268,321
      Maruti Udyog Ltd                                              16,700                                          282,584
      Mazda Motor Corp                                             343,000                                        2,236,012
      Toyota Motor Corp                                            159,652                                        8,454,504
                                                                                   -----------------------------------------
                                                                                                                 17,357,174
                                                                                   -----------------------------------------
      Auto - Medium & Heavy Duty Trucks (0.06%)
      Mahindra & Mahindra (a)(b)                                    35,238                                          440,475
                                                                                   -----------------------------------------

      Auto/Truck Parts & Equipment-Original (1.03%)
      Brembo SpA                                                     4,669                                           46,087
      Denso Corp                                                    84,400                                        2,898,519
      Futaba Industrial Co Ltd                                       4,970                                          108,577
      Halla Climate Control                                         29,550                                          276,732
      Hyundai Mobis                                                  2,795                                          232,210
      Mikuni Corp                                                    2,763                                           11,638
      Mitsuba Corp                                                   2,332                                           24,332
      NGK Spark Plug Co Ltd                                        171,000                                        3,578,844
      Nippon Seiki Co Ltd                                            2,915                                           58,078
      Nissin Kogyo Co Ltd                                            6,236                                          119,341
                                                                                   -----------------------------------------
                                                                                                                  7,354,358
                                                                                   -----------------------------------------
      Beverages - Non-Alcoholic (0.18%)
      Asahi Soft Drinks Co Ltd                                       3,332                                           50,314
      Coca Cola Hellenic Bottling Co SA                             35,360                                        1,119,087
      Coca-Cola Icecek Uretim AS (a)                                12,325                                           55,199
      Dydo Drinco Inc                                                  599                                           24,707
                                                                                   -----------------------------------------
                                                                                                                  1,249,307
                                                                                   -----------------------------------------
      Beverages - Wine & Spirits (0.43%)
      C&C Group PLC                                                205,871                                        2,154,314
      Davide Campari-Milano SpA                                     84,469                                          827,863
      Mercian Corp                                                  27,492                                           64,625
                                                                                   -----------------------------------------
                                                                                                                  3,046,802
                                                                                   -----------------------------------------
      Brewery (0.91%)
      InBev NV                                                      69,096                                        3,624,055
      Kirin Brewery Co Ltd                                         160,000                                        2,376,895
      Thai Beverage PCL                                          1,747,000                                          310,302
      Wolverhampton & Dudley Brew PLC                                8,225                                          199,482
                                                                                   -----------------------------------------
                                                                                                                  6,510,734
                                                                                   -----------------------------------------
      Building - Heavy Construction (1.29%)
      ACS Actividades de Construccion y Servicios SA               119,011                                        5,204,766
      Aker Kvaerner ASA                                             33,048                                        3,322,296
      Babis Vovos International Construction                           980                                           23,137
      CFE (CIE Francois D'enter)                                        21                                           20,408
      Lemminkainen Oyj                                                 213                                            8,127
      Maeda Road Construction Co Ltd                                 3,223                                           23,517
      NCC AB                                                         7,642                                          176,228
      Severfield-Rowen PLC                                           2,398                                           59,995
      Veidekke ASA                                                   1,235                                           40,350
      YTL Corp Bhd                                                 208,900                                          279,866
                                                                                   -----------------------------------------
                                                                                                                  9,158,690
                                                                                   -----------------------------------------
      Building - Maintenance & Service (0.03%)
      Babcock International Group                                   32,956                                          209,821
                                                                                   -----------------------------------------


      Building - Residential & Commercial (0.10%)
      Consorcio ARA SA de CV                                        39,800                                          182,409
      Haseko Corp (a)                                               32,500                                          110,762
      Kaufman & Broad SA                                             1,132                                           63,215
      Persimmon PLC                                                 13,569                                          324,278
      Sunland Group Ltd                                              5,496                                            9,771
                                                                                   -----------------------------------------
                                                                                                                    690,435
                                                                                   -----------------------------------------
      Building & Construction-Miscellaneous (0.88%)
      Bouygues                                                      78,826                                        3,932,196
      Galliford Try PLC                                             15,326                                           33,193
      JM AB                                                         12,308                                          180,695
      Kolon Engineering & Construction Co Ltd                        1,570                                           26,202
      Leighton Holdings Ltd                                        108,636                                        1,604,187
      Morgan Sindall PLC                                             4,989                                           99,296
      Orascom Construction Industries                                5,580                                          211,834
      United Group Ltd                                               3,824                                           41,494
      YIT OYJ                                                        5,897                                          129,437
                                                                                   -----------------------------------------
                                                                                                                  6,258,534
                                                                                   -----------------------------------------
      Building & Construction Products-Miscellaneous
      (0.07%)
      CSR Ltd                                                       39,226                                          101,900
      Kingspan Group PLC                                             7,985                                          132,368
      Nichias Corp                                                   9,000                                           63,233
      Okabe Co Ltd                                                   7,421                                           28,209
      Rockwool International AS                                        434                                           53,367
      Sika AG (a)                                                      136                                          156,505
                                                                                   -----------------------------------------
                                                                                                                    535,582
                                                                                   -----------------------------------------
      Building Products - Cement & Aggregate (0.84%)
      Adelaide Brighton Ltd                                         51,061                                           98,603
      Akcansa Cimento AS                                            20,072                                           97,945
      Associated Cement Co Ltd                                      22,732                                          411,968
      Cementir SpA                                                   2,150                                           16,709
      Cemex SA de CV (a)                                           328,058                                          931,248
      Holcim Ltd                                                    52,373                                        4,085,294
      Pretoria Portland Cement Co Ltd                                5,458                                          291,272
      Semapa-Sociedade de Investimento e Gestao SGPS                 2,397                                           23,951
                                                                                   -----------------------------------------
                                                                                                                  5,956,990
                                                                                   -----------------------------------------
      Cable TV (0.03%)
      Vivax SA (a)                                                  13,547                                          209,949
                                                                                   -----------------------------------------

      Casino Hotels (0.08%)
      Genting Bhd                                                   83,798                                          572,782
                                                                                   -----------------------------------------

      Cellular Telecommunications (1.87%)
      America Movil SA de CV ADR                                    37,299                                        1,334,558
      China Mobile Ltd                                             835,823                                        5,383,039
      Cosmote Mobile Telecommunications SA                          48,025                                        1,078,649
      Far EasTone Telecommunications Co Ltd                        277,300                                          307,801
      LG Telecom Ltd (a)                                            35,855                                          388,301
      MobileOne Ltd                                                 47,576                                           62,171
      Okinawa Cellular Telephone Co                                     14                                           38,170
      SK Telecom Co Ltd                                              2,843                                          590,495
      Turkcell Iletisim Hizmet AS                                        1                                                4
      Vimpel-Communications ADR (a)(c)                               9,076                                          437,463
      Vodafone Group PLC (a)                                     1,711,884                                        3,715,581
                                                                                   -----------------------------------------
                                                                                                                 13,336,232
                                                                                   -----------------------------------------
      Chemicals - Diversified (1.22%)
      K+S AG                                                        26,782                                        2,000,764

      Kanto Denka Kogyo Co Ltd                                       8,401                                           58,143
      Lanxess AG (a)                                                 5,023                                          187,751
      Mitsubishi Gas Chemical Co Inc                               339,106                                        3,416,693
      Nan Ya Plastics Corp                                         278,000                                          396,439
      NOF Corp                                                      21,185                                          124,590
      Sumitomo Chemical Co Ltd                                     315,715                                        2,499,566
                                                                                   -----------------------------------------
                                                                                                                  8,683,946
                                                                                   -----------------------------------------
      Chemicals - Plastics (0.03%)
      Sumitomo Bakelite Co Ltd                                      24,945                                          219,946
                                                                                   -----------------------------------------

      Chemicals - Specialty (0.39%)
      Elementis Plc                                                 11,785                                           18,098
      Gurit Holding AG                                                  27                                           15,217
      Umicore                                                       20,915                                        2,643,701
      Victrex Plc                                                    6,542                                           91,180
                                                                                   -----------------------------------------
                                                                                                                  2,768,196
                                                                                   -----------------------------------------
      Circuit Boards (0.01%)
      Simm Tech Co Ltd                                               4,612                                           50,671
                                                                                   -----------------------------------------

      Commercial Banks (17.04%)
      Allied Irish Banks PLC                                       155,805                                        3,763,848
      Attijariwafa Bank                                                936                                          193,871
      Australia & New Zealand Banking Group Ltd                    231,933                                        4,487,696
      Banca Intesa SpA                                             528,150                                        3,051,517
      Banca Popolare di Verona e Novara Scrl                       132,790                                        3,778,942
      Banche Popolari Unite Scpa                                     6,004                                          161,361
      Banco Bilbao Vizcaya Argentaria SA                           262,862                                        5,581,889
      Banco do Brasil SA                                            27,928                                          640,886
      Banco Macro Bansud SA ADR                                      8,994                                          181,679
      Banco Nossa Caixa SA (a)                                      14,800                                          313,083
      Banco Sabadell SA                                              6,537                                          231,578
      Banco Santander Central Hispano SA                           506,332                                        7,663,375
      BanColombia SA ADR                                            10,624                                          286,636
      Bank of Communications Co Ltd (c)(d)                         532,000                                          334,757
      Bank of Iwate Ltd/The                                            481                                           30,095
      Bank of Nagoya Ltd/The                                         2,731                                           18,591
      Bank of the Philippine Islands                               249,444                                          261,705
      Bank Rakyat Indonesia                                      1,255,000                                          591,524
      Barclays PLC                                                 590,432                                        6,933,938
      BNP Paribas                                                   82,241                                        7,997,300
      Canadian Western Bank                                            700                                           28,167
      Commerzbank AG                                                94,915                                        3,335,791
      Credit Agricole SA                                            64,640                                        2,595,961
      Credito Emiliano SpA                                           9,498                                          124,481
      Daegu Bank                                                   114,600                                        2,068,484
      Daito Bank Ltd/The                                             6,763                                           11,288
      Fortis                                                       116,667                                        4,141,953
      HDFC Bank Ltd ADR                                              4,586                                          248,332
      HSBC Holdings PLC                                            705,397                                       12,801,454
      Industrial & Commercial Bank of China Ltd                     51,304                                           86,879
      Jeonbuk Bank                                                   1,440                                           10,728
      Kagoshima Bank Ltd/The                                         3,902                                           31,063
      KBC Groep NV                                                  47,904                                        5,214,598
      Keiyo Bank Ltd/The                                            17,520                                           99,362
      Kookmin Bank                                                   8,128                                          709,297
      Mitsubishi UFJ Financial Group Inc                               163                                        2,307,511
      Mizuho Financial Group Inc                                       903                                        7,598,978
      Nedbank Group Ltd                                             16,502                                          261,838
      Oita Bank Ltd/The                                              4,070                                           31,334
      Pusan Bank                                                     9,555                                          125,474
      Raiffeisen International Bank Holding AS                       4,198                                          360,222
      Royal Bank of Canada                                         121,700                                        4,956,294
      San-In Godo Bank Ltd/The                                       2,936                                           27,812
      Serbank RF GDR (a)(b)                                            339                                          603,420
      Shiga Bank Ltd/The                                             9,003                                           61,129
      Shinsei Bank Ltd                                             335,000                                        2,093,110
      Siam Commercial Bank Public (a)(b)                           135,500                                          205,900
      Skandinaviska Enskilda Banken AB                             119,816                                        2,945,554
      Societe Generale                                              40,051                                        5,969,751
      Spar Nord Bank A/S                                               900                                           20,318
      Sparebanken Midt-Norge                                         2,585                                           29,864
      Standard Bank Group Ltd                                       28,605                                          315,209
      State Bank of India Ltd                                        1,364                                           58,256
      Sumitomo Mitsui Financial Group Inc                              574                                        6,119,456
      Sumitomo Trust & Banking Co Ltd/The                          358,000                                        3,807,279
      Sydbank A/S                                                    2,900                                           99,194
      Taishin Financial Holdings Co Ltd                            502,001                                          275,926
      Tokushima Bank Ltd/The                                         2,625                                           17,250
      Turkiye Is Bankasi                                                 1                                                4
      UniCredito Italiano SpA                                      637,782                                        4,903,761
      Wing Hang Bank Ltd                                             9,328                                           85,523
                                                                                   -----------------------------------------
                                                                                                                121,292,476
                                                                                   -----------------------------------------
      Commercial Services (0.06%)
      Aggreko Plc                                                   39,248                                          206,279
      ITE Group PLC                                                  2,932                                            6,528
      SGS SA                                                           185                                          170,674
      Venture Link Co Ltd (a)                                       21,221                                           54,891
                                                                                   -----------------------------------------
                                                                                                                    438,372
                                                                                   -----------------------------------------
      Computer Services (0.02%)
      Alten (a)                                                      2,525                                           77,818
      HIQ International AB                                           4,302                                           20,377
      Sopra Group SA                                                   393                                           28,587
                                                                                   -----------------------------------------
                                                                                                                    126,782
                                                                                   -----------------------------------------
      Computers (0.15%)
      High Tech Computer Corp                                       30,000                                          666,911
      Wistron Corp                                                 357,167                                          374,093
                                                                                   -----------------------------------------
                                                                                                                  1,041,004
                                                                                   -----------------------------------------
      Computers - Memory Devices (0.04%)
      Quanta Storage Inc                                           190,270                                          288,182
                                                                                   -----------------------------------------

      Consulting Services (0.01%)
      ASK Planning Center Inc                                        4,093                                           27,540
      Intage Inc                                                       848                                           20,786
      Poyry Oyj                                                        750                                            8,174
                                                                                   -----------------------------------------
                                                                                                                     56,500
                                                                                   -----------------------------------------
      Cosmetics & Toiletries (0.02%)
      Milbon Co Ltd                                                    700                                           28,872
      Oriflame Cosmetics SA                                          3,445                                          117,137
                                                                                   -----------------------------------------
                                                                                                                    146,009
                                                                                   -----------------------------------------
      Distribution & Wholesale (0.06%)
      Inabata & Co Ltd                                               3,356                                           25,778
      Inchcape Plc                                                  24,330                                          215,091
      Tat Hong Holdings Ltd                                         31,000                                           21,631
      Univar NV                                                      3,691                                          176,493
                                                                                   -----------------------------------------
                                                                                                                    438,993
                                                                                   -----------------------------------------

      Diversified Financial Services (0.66%)
      Acta Holding ASA                                              25,167                                           91,815
      Cathay Financial Holding Co Ltd                              169,000                                          361,243
      Hana Financial Group Inc                                       9,994                                          446,525
      Investec PLC                                                   3,423                                          178,627
      Irish Life & Permanent Plc                                    95,850                                        2,207,849
      Mega Financial Holding Co Ltd                                333,000                                          222,692
      Shin Kong Financial Holding Co Ltd                           185,701                                          193,084
      Shinhan Financial Group Co Ltd                                10,349                                          508,950
      Tower Ltd (a)                                                 15,012                                           31,562
      Woori Finance Holdings Co Ltd                                 22,660                                          462,352
                                                                                   -----------------------------------------
                                                                                                                  4,704,699
                                                                                   -----------------------------------------
      Diversified Manufacturing Operations (0.46%)
      Charter PLC (a)                                              218,203                                        3,179,750
      Senior PLC                                                    14,947                                           17,372
      SKC Co Ltd                                                     3,020                                           65,728
                                                                                   -----------------------------------------
                                                                                                                  3,262,850
                                                                                   -----------------------------------------
      Diversified Minerals (2.72%)
      Anglo American PLC                                            44,797                                        1,870,166
      Antofagasta PLC                                               80,420                                          628,000
      BHP Billiton PLC                                             431,063                                        8,168,950
      EuroZinc Mining Corp (a)                                      50,114                                          128,583
      Inmet Mining Corp                                              4,633                                          176,261
      Sumitomo Metal Mining Co Ltd                                 116,000                                        1,639,114
      Teck Cominco Limited (a)                                      56,198                                        3,724,158
      Xstrata PLC                                                   70,884                                        3,038,642
                                                                                   -----------------------------------------
                                                                                                                 19,373,874
                                                                                   -----------------------------------------
      Diversified Operations (0.15%)
      Bergman & Beving AB                                            1,399                                           27,127
      Dogan Sirketler Grubu Holdings                                66,508                                          273,412
      Grupo Carso SA de CV                                         146,400                                          394,768
      GS Holdings Corp                                               6,620                                          229,279
      Haci Omer Sabanchi Holding (a)                                     3                                                2
      Hunting Plc                                                   16,301                                          118,849
                                                                                   -----------------------------------------
                                                                                                                  1,043,437
                                                                                   -----------------------------------------
      Electric - Distribution (0.44%)
      National Grid PLC                                            269,420                                        3,070,965
      SP AusNet                                                     52,347                                           51,747
                                                                                   -----------------------------------------
                                                                                                                  3,122,712
                                                                                   -----------------------------------------
      Electric - Generation (0.52%)
      British Energy Group PLC (a)                                 199,546                                        2,734,630
      CEZ                                                            8,838                                          322,795
      China Power International Development Ltd                    346,000                                          113,534
      Glow Energy PCL (b)                                          198,071                                          157,033
      Tractebel Energia SA                                          50,270                                          395,317
                                                                                   -----------------------------------------
                                                                                                                  3,723,309
                                                                                   -----------------------------------------
      Electric - Integrated (2.51%)
      ASM                                                            9,922                                           39,948
      E.ON AG                                                       57,684                                        6,956,443
      Fortis Inc                                                     5,230                                          104,114
      Fortum Oyj                                                   147,544                                        3,995,462
      International Power PLC                                      845,098                                        4,642,832
      Korea Electric Power Corp                                     10,540                                          394,823
      MVV Energie AG                                                   476                                           12,756
      RWE AG                                                        19,415                                        1,700,897
                                                                                   -----------------------------------------
                                                                                                                 17,847,275
                                                                                   -----------------------------------------

      Electric - Transmission (0.03%)
      Terna SpA                                                     90,184                                          248,590
                                                                                   -----------------------------------------

      Electric Products - Miscellaneous (0.36%)
      Casio Computer Co Ltd                                        106,600                                        2,109,923
      LG Electronics Inc                                             6,960                                          407,827
      Nippon Signal Co Ltd                                           6,000                                           53,061
      Solar Holdings A/S                                                90                                            8,619
                                                                                   -----------------------------------------
                                                                                                                  2,579,430
                                                                                   -----------------------------------------
      Electric-Transmission (0.02%)
      Red Electrica de Espana                                        3,389                                          125,594
                                                                                   -----------------------------------------

      Electronic Components - Miscellaneous (0.20%)
      Chemring Group PLC                                             3,818                                           92,705
      HON HAI Precision Industry Co Ltd                            170,995                                        1,012,979
      Koa Corp                                                       7,482                                          100,035
      Nihon Dempa Kogyo Co Ltd                                       2,273                                           75,479
      Star Micronics Co Ltd                                          8,915                                          165,547
                                                                                   -----------------------------------------
                                                                                                                  1,446,745
                                                                                   -----------------------------------------
      Electronic Components - Semiconductors (0.77%)
      Hynix Semiconductor Inc (a)                                   12,686                                          431,406
      MediaTek Inc                                                  43,400                                          395,594
      Mimasu Semiconductor Industry Co Ltd                           3,074                                           50,475
      Samsung Electronics Co Ltd                                     3,227                                        2,052,962
      Shinko Electric Industries                                     3,319                                           98,901
      SOITEC (a)                                                    90,763                                        2,418,463
                                                                                   -----------------------------------------
                                                                                                                  5,447,801
                                                                                   -----------------------------------------
      Electronic Connectors (0.00%)
      Iriso Electronics Co Ltd                                         200                                            6,571
                                                                                   -----------------------------------------

      Electronic Measurement Instruments (0.26%)
      Halma PLC                                                    478,957                                        1,728,126
      Sartorius AG                                                     258                                            9,713
      V Technology Co Ltd                                                9                                           81,007
                                                                                   -----------------------------------------
                                                                                                                  1,818,846
                                                                                   -----------------------------------------
      Engineering -Research & Development Services
      (1.00%)
      ABB Ltd                                                      361,290                                        4,665,214
      Arcadis NV                                                     1,634                                           75,881
      Bradken Ltd                                                    8,483                                           35,103
      Downer EDI Ltd                                                17,185                                           98,635
      Keller Group PLC                                               3,987                                           46,562
      Macmahon Holdings Ltd                                         13,028                                            8,586
      Meisei Industrial Co Ltd                                       2,174                                           10,905
      WorleyParsons Ltd                                            141,472                                        2,173,623
      WSP Group PLC                                                  1,652                                           12,893
                                                                                   -----------------------------------------
                                                                                                                  7,127,402
                                                                                   -----------------------------------------
      Enterprise Software & Services (0.04%)
      Autonomy Corp PLC (a)                                         12,730                                          101,904
      Linedata Services                                                303                                            7,215
      Totvs SA (a)                                                  10,778                                          157,618
                                                                                   -----------------------------------------
                                                                                                                    266,737
                                                                                   -----------------------------------------
      Environmental Monitoring & Detection (0.01%)
      Munters AB                                                     1,229                                           41,959
                                                                                   -----------------------------------------

      Extended Service Contracts (0.02%)
      Homeserve PLC                                                  4,093                                          124,792
                                                                                   -----------------------------------------

      Feminine Health Care Products (0.05%)
      Hengan International Group Co Ltd                            211,517                                          328,248
                                                                                   -----------------------------------------

      Finance - Consumer Loans (0.06%)
      African Bank Investments Ltd                                 111,599                                          398,381
                                                                                   -----------------------------------------

      Finance - Credit Card (0.05%)
      LG Card Co Ltd                                                 6,430                                          333,039
                                                                                   -----------------------------------------

      Finance - Investment Banker & Broker (2.47%)
      Babcock & Brown International Pty Ltd                         13,549                                          200,904
      Binck NV                                                       5,935                                          111,715
      Canaccord Capital Inc                                          2,407                                           41,357
      Credit Suisse Group                                           95,601                                        5,353,221
      GMP Capital Trust                                              1,629                                           35,729
      Nomura Holdings Inc                                          219,073                                        3,895,780
      Takagi Securities Co Ltd                                       8,273                                           34,340
      UBS AG (a)                                                   145,406                                        7,905,901
                                                                                   -----------------------------------------
                                                                                                                 17,578,947
                                                                                   -----------------------------------------
      Finance - Leasing Company (1.10%)
      Banca Italease SpA                                             5,446                                          259,231
      Fuyo General Lease Co Ltd                                      1,980                                           61,943
      ORIX Corp                                                     20,338                                        5,340,647
      STB Leasing Co Ltd                                               553                                            7,915
      Sumisho Lease Co Ltd                                          41,500                                        2,172,281
                                                                                   -----------------------------------------
                                                                                                                  7,842,017
                                                                                   -----------------------------------------
      Finance - Mortgage Loan/Banker (0.01%)
      Paragon Group of Cos PLC                                       5,932                                           68,557
                                                                                   -----------------------------------------

      Finance - Other Services (1.17%)
      Australian Stock Exchange Ltd                                  4,981                                          124,891
      Datamonitor Plc                                                2,463                                           18,049
      Deutsche Boerse AG                                            27,873                                        3,946,846
      Euronext NV (a)                                                2,084                                          186,563
      Grupo Financiero Banorte SA de CV                            129,700                                          358,064
      Hellenic Exchanges Holding SA (a)                              6,551                                           99,484
      Man Group Plc                                                 78,272                                        3,584,788
                                                                                   -----------------------------------------
                                                                                                                  8,318,685
                                                                                   -----------------------------------------
      Fisheries (0.42%)
      Cermaq ASA                                                     8,581                                          119,657
      Katokichi Co Ltd                                              22,005                                          210,753
      PAN Fish ASA (a)(c)                                        2,407,844                                        2,658,746
                                                                                   -----------------------------------------
                                                                                                                  2,989,156
                                                                                   -----------------------------------------
      Food - Baking (0.00%)
      Hiestand Holding AG                                               10                                           10,631
                                                                                   -----------------------------------------

      Food - Dairy Products (0.05%)
      Robert Wiseman Dairies Plc                                     3,040                                           23,129
      Wimm-Bill-Dann Foods OJSC ADR (c)                              9,075                                          342,763
                                                                                   -----------------------------------------
                                                                                                                    365,892
                                                                                   -----------------------------------------
      Food - Flour & Grain (0.00%)
      Samyang Genex Co Ltd                                             153                                           11,895
                                                                                   -----------------------------------------

      Food - Miscellaneous/Diversified (1.59%)
      Daesang Corp                                                   5,262                                           75,982
      Groupe Danone                                                 38,406                                        5,072,703
      Iaws Group Plc                                                 2,103                                           38,914
      Nestle SA                                                     16,585                                        5,431,357
      Nisshin Oillio Group Ltd/The                                  22,000                                          143,802
      Q'Sai Co Ltd                                                   2,000                                           27,264
      Tiger Brands Ltd                                               9,460                                          204,666
      Unicharm Petcare Corp                                          1,163                                           50,815
      Universal Robina Corp                                        662,900                                          244,708
                                                                                   -----------------------------------------
                                                                                                                 11,290,211
                                                                                   -----------------------------------------
      Food - Wholesale & Distribution (0.01%)
      Valor Co Ltd                                                   2,569                                           45,685
                                                                                   -----------------------------------------

      Footwear & Related Apparel (0.01%)
      Prime Success International Group                             92,292                                           52,136
                                                                                   -----------------------------------------

      Gambling (Non-Hotel) (0.29%)
      OPAP SA                                                       57,901                                        2,099,956
                                                                                   -----------------------------------------

      Gas - Distribution (0.01%)
      Alinta Ltd                                                     9,593                                           76,011
                                                                                   -----------------------------------------

      Gold Mining (0.14%)
      Gold Fields Ltd                                               25,852                                          533,614
      Northgate Minerals Corp (a)                                   12,508                                           47,033
      Polyus Gold Co ZAO ADR (a)(b)(c)                               5,474                                          262,752
      Zijin Mining Group Co Ltd                                    346,000                                          183,880
                                                                                   -----------------------------------------
                                                                                                                  1,027,279
                                                                                   -----------------------------------------
      Hazardous Waste Disposal (0.01%)
      Newalta Income Fund                                            1,500                                           41,407
                                                                                   -----------------------------------------

      Home Furnishings (0.02%)
      Nobia AB                                                       4,164                                          139,566
                                                                                   -----------------------------------------

      Hotels & Motels (0.01%)
      Sol Melia SA                                                   5,958                                           97,626
                                                                                   -----------------------------------------

      Human Resources (0.27%)
      Brunel International                                           1,294                                           40,127
      Michael Page International Plc                               271,139                                        1,668,042
      Robert Walters Plc                                             8,856                                           36,211
      USG People NV                                                  3,064                                          214,469
                                                                                   -----------------------------------------
                                                                                                                  1,958,849
                                                                                   -----------------------------------------
      Import & Export (1.78%)
      Daewoo International Corp                                        944                                           38,572
      Itochu Corp                                                  313,000                                        2,825,438
      Mitsubishi Corp                                              224,359                                        4,607,363
      Sumitomo Corp                                                367,000                                        5,208,267
                                                                                   -----------------------------------------
                                                                                                                 12,679,640
                                                                                   -----------------------------------------
      Industrial Audio & Video Products (0.00%)
      EVS Broadcast Equiptment SA                                      387                                           19,137
                                                                                   -----------------------------------------

      Industrial Automation & Robots (0.02%)
      CKD Corp                                                      12,400                                          178,791
                                                                                   -----------------------------------------

      Instruments - Scientific (0.01%)
      Ulvac Inc                                                      2,490                                           77,027
                                                                                   -----------------------------------------


      Internet Brokers (0.00%)
      Comdirect Bank AG                                              1,915                                           20,895
                                                                                   -----------------------------------------

      Internet Connectivity Services (0.01%)
      Hanarotelecom Inc (a)                                         10,285                                           55,423
                                                                                   -----------------------------------------

      Internet Content - Entertainment (0.01%)
      Buongiorno SpA (a)                                            15,525                                           78,407
                                                                                   -----------------------------------------

      Internet Gambling (0.02%)
      IG Group Holdings PLC                                         30,801                                          122,060
                                                                                   -----------------------------------------

      Internet Security (0.00%)
      Digital Arts Inc (a)                                              15                                           35,916
                                                                                   -----------------------------------------

      Investment Companies (0.00%)
      ABG Sundal Collier ASA                                        13,114                                           21,902
      Bure Equity AB (a)                                            27,046                                           10,451
                                                                                   -----------------------------------------
                                                                                                                     32,353
                                                                                   -----------------------------------------
      Investment Management &
      Advisory Services (0.08%)
      Aberdeen Asset Management PLC                                 48,840                                          138,149
      Allco Finance Group Ltd                                       13,921                                          122,998
      Kenedix Inc                                                       51                                          207,236
      MFS Ltd                                                        4,857                                           14,441
      Risa Partners Inc                                                 13                                           52,938
                                                                                   -----------------------------------------
                                                                                                                    535,762
                                                                                   -----------------------------------------
      Leisure & Recreation Products (0.30%)
      Beneteau SA                                                      235                                           17,994
      CTS Eventim AG                                                   921                                           26,903
      Sega Sammy Holdings Inc                                       62,000                                        2,058,811
                                                                                   -----------------------------------------
                                                                                                                  2,103,708
                                                                                   -----------------------------------------
      Life & Health Insurance (0.34%)
      Metropolitan Holdings Ltd                                    130,319                                          223,675
      Resolution Plc                                               132,523                                        1,404,160
      Sanlam Ltd                                                   218,575                                          484,234
      St James's Place PLC                                           6,266                                           38,373
      Swiss Life Holding (a)                                         1,193                                          275,397
                                                                                   -----------------------------------------
                                                                                                                  2,425,839
                                                                                   -----------------------------------------
      Lottery Services (0.01%)
      Tattersall's Ltd                                              43,639                                           93,299
                                                                                   -----------------------------------------

      Machinery - Construction & Mining (1.04%)
      Aichi Corp                                                     4,046                                           43,417
      Atlas Copco AB                                                79,529                                        1,977,169
      Hitachi Construction Machinery Co Ltd                         65,900                                        1,551,977
      Komatsu Ltd                                                  186,000                                        3,746,494
      Palfinger AG                                                     208                                           19,374
      Takeuchi Manufacturing Co Ltd                                    900                                           41,526
      Wajax Income Fund                                              1,386                                           50,290
                                                                                   -----------------------------------------
                                                                                                                  7,430,247
                                                                                   -----------------------------------------
      Machinery - Electrical (0.01%)
      Disco Corp                                                     1,283                                           70,297
                                                                                   -----------------------------------------

      Machinery - General Industry (0.69%)
      Andritz AG                                                     1,276                                          223,085
      Frigoglass SA                                                  1,473                                           22,858
      Furukawa Co Ltd                                               20,405                                           38,515
      Haulotte Group                                                 6,165                                          180,951
      Hyundai Elevator Co Ltd                                          262                                           19,985
      MAN AG                                                        56,716                                        4,103,824
      MMI Holding Ltd                                              135,118                                           60,856
      Sintokogio Ltd                                                 6,279                                           84,170
      Toshiba Machine Co Ltd                                        19,062                                          198,224
                                                                                   -----------------------------------------
                                                                                                                  4,932,468
                                                                                   -----------------------------------------
      Machinery - Material Handling (0.01%)
      Fuji Machine Manufacturing Co Ltd                              4,233                                           96,915
                                                                                   -----------------------------------------

      Machinery - Pumps (0.01%)
      Pfeiffer Vacuum Technology AG                                    755                                           48,425
                                                                                   -----------------------------------------

      Machinery - Thermal Processing (0.00%)
      Denyo Co Ltd                                                   2,598                                           33,101
                                                                                   -----------------------------------------

      Machinery Tools & Related Products (0.29%)
      Mori Seiki Co Ltd                                             98,300                                        2,035,837
                                                                                   -----------------------------------------

      Medical - Biomedical/Gene (0.00%)
      Fornix Biosciences NV                                            345                                           11,007
      NicOx SA (a)                                                   1,500                                           17,917
                                                                                   -----------------------------------------
                                                                                                                     28,924
                                                                                   -----------------------------------------
      Medical - Drugs (6.15%)
      AstraZeneca PLC                                              136,671                                        8,344,178
      Daewoong Pharmaceutical Co Ltd                                   851                                           33,970
      Dr Reddy's Laboratories Ltd ADR (c)                           12,625                                          383,674
      GlaxoSmithKline PLC                                          175,255                                        4,849,289
      Kobayashi Pharmaceutical Co Ltd                                1,436                                           59,355
      Merck KGaA                                                    13,154                                        1,200,228
      Nippon Shinyaku Co Ltd                                         4,166                                           36,478
      Novartis AG                                                  125,178                                        7,105,975
      Recordati SpA                                                 10,889                                           80,110
      Roche Holding AG                                              55,540                                        9,877,988
      Rohto Pharmaceutical Co Ltd                                  124,882                                        1,177,504
      Sanofi-Aventis                                                49,763                                        4,727,933
      Seikagaku Corp                                                 1,080                                           11,986
      Shire PLC                                                    119,548                                        1,928,482
      Takeda Pharmaceutical Co Ltd                                  42,200                                        2,728,885
      TopoTarget A/S (a)                                             3,500                                           23,045
      Tsumura & Co                                                  47,000                                        1,223,926
                                                                                   -----------------------------------------
                                                                                                                 43,793,006
                                                                                   -----------------------------------------
      Medical - Generic Drugs (0.10%)
      Sawai Pharmaceutical Co Ltd                                    2,736                                          146,322
      Teva Pharmaceutical Industries Ltd ADR                        16,096                                          532,456
      Towa Pharmaceutical Co Ltd                                       830                                           21,976
                                                                                   -----------------------------------------
                                                                                                                    700,754
                                                                                   -----------------------------------------
      Medical - Nursing Homes (0.01%)
      Orpea (a)                                                        932                                           64,226
                                                                                   -----------------------------------------

      Medical-Wholesale Drug Distribution (0.01%)
      Meda AB                                                        4,493                                           91,787
                                                                                   -----------------------------------------

      Medical Instruments (0.02%)
      Gyrus Group PLC (a)                                           15,760                                           99,236
      Nihon Kohden Corp                                              4,598                                           77,065
                                                                                   -----------------------------------------
                                                                                                                    176,301
                                                                                   -----------------------------------------

                                                                                   -----------------------------------------
      Medical Laboratory & Testing Service (0.01%)
      BioMerieux                                                       800                                           49,004
      BML Inc                                                          961                                           22,338
                                                                                   -----------------------------------------
                                                                                                                     71,342
                                                                                   -----------------------------------------
      Medical Products (0.47%)
      Phonak Holding AG                                             52,398                                        3,306,391
      Q-Med AB                                                       1,200                                           14,958
                                                                                   -----------------------------------------
                                                                                                                  3,321,349
                                                                                   -----------------------------------------
      Metal - Aluminum (0.07%)
      Aluminum Corp of China Ltd                                   312,000                                          208,368
      Aluminum of Greece S.A.I.C.                                    3,269                                           68,333
      Hindalco Industries Ltd (a)(d)                                65,599                                          226,343
                                                                                   -----------------------------------------
                                                                                                                    503,044
                                                                                   -----------------------------------------
      Metal - Diversified (1.55%)
      AUR Resources Inc                                              9,355                                          162,642
      Breakwater Resources Ltd (a)                                  14,743                                           16,696
      Kumba Resources Ltd                                           19,135                                          353,266
      MMC Norilsk Nickel ADR                                         4,748                                          648,102
      Pacific Metals Co Ltd                                         15,000                                          109,320
      Rio Tinto PLC                                                119,326                                        6,166,810
      Vedanta Resources PLC                                         68,808                                        1,697,075
      Zinifex Ltd                                                  236,026                                        1,908,147
                                                                                   -----------------------------------------
                                                                                                                 11,062,058
                                                                                   -----------------------------------------
      Metal - Iron (0.07%)
      Novolipetsk Steel (b)(c)                                      24,356                                          534,127
                                                                                   -----------------------------------------

      Metal Processors & Fabrication (0.40%)
      Catcher Technology Co Ltd                                     42,440                                          434,146
      CFF Recycling                                                    329                                           11,281
      Lupatech SA (a)                                               26,273                                          279,101
      Martinrea International Inc (a)                                1,049                                            6,599
      Nippon Filcon Co Ltd/Tokyo                                     2,136                                           25,721
      NSK Ltd                                                      263,000                                        2,020,160
      Ryobi Ltd                                                      9,596                                           64,653
                                                                                   -----------------------------------------
                                                                                                                  2,841,661
                                                                                   -----------------------------------------
      Metal Products - Distribution (0.01%)
      Daiichi Jitsugyo Co Ltd                                        3,338                                           16,364
      Furusato Industries Ltd                                        1,329                                           23,076
      Sato Shoji Corp                                                1,491                                           14,397
                                                                                   -----------------------------------------
                                                                                                                     53,837
                                                                                   -----------------------------------------
      Miscellaneous Manufacturers (0.03%)
      Fenner Plc                                                     5,937                                           22,419
      Mecalux SA                                                     1,767                                           56,373
      RHI AG (a)                                                     3,514                                          115,697
                                                                                   -----------------------------------------
                                                                                                                    194,489
                                                                                   -----------------------------------------
      Mortgage Banks (0.36%)
      Aareal Bank AG                                                   938                                           36,294
      Bradford & Bingley PLC                                        36,923                                          309,013
      Hypo Real Estate Holding AG                                   39,636                                        2,203,826
                                                                                   -----------------------------------------
                                                                                                                  2,549,133
                                                                                   -----------------------------------------
      Multi-Line Insurance (3.47%)
      Aviva PLC                                                    259,690                                        3,481,281
      AXA SA                                                       157,793                                        5,436,902
      Baloise Holding AG                                            36,407                                        2,897,540
      CNP Assurances                                                25,779                                        2,452,527
      Fondiaria-Sai SpA                                             50,424                                        2,032,764
      Grupo Catalana Occidente SA                                    2,385                                           68,177
      ING Groep NV                                                 193,529                                        7,848,740
      Porto Seguro SA (a)                                           28,149                                          515,213
                                                                                   -----------------------------------------
                                                                                                                 24,733,144
                                                                                   -----------------------------------------
      Multimedia (0.58%)
      Corus Entertainment - B Shares (a)                             2,437                                           84,133
      Vivendi                                                      119,012                                        4,026,248
                                                                                   -----------------------------------------
                                                                                                                  4,110,381
                                                                                   -----------------------------------------
      Non-Ferrous Metals (0.12%)
      Grupo Mexico SAB de CV                                       153,566                                          498,600
      Hudbay Minerals (a)                                           14,690                                          203,535
      Korea Zinc Co Ltd                                                883                                           78,257
      Poongsan Corp                                                  3,931                                           84,115
                                                                                   -----------------------------------------
                                                                                                                    864,507
                                                                                   -----------------------------------------
      Office Automation & Equipment (1.23%)
      Canon Inc                                                    134,645                                        6,483,079
      Neopost SA                                                    20,718                                        2,253,940
                                                                                   -----------------------------------------
                                                                                                                  8,737,019
                                                                                   -----------------------------------------
      Oil - Field Services (0.37%)
      CCS Income Trust                                               1,904                                           63,155
      Fugro NV                                                      51,978                                        2,228,074
      Petroleum Geo-Services ASA (a)                                 1,483                                           80,073
      Trican Well Service Ltd                                       12,426                                          264,516
                                                                                   -----------------------------------------
                                                                                                                  2,635,818
                                                                                   -----------------------------------------
      Oil & Gas Drilling (0.06%)
      AOC Holdings Inc                                               6,717                                          131,481
      Ensign Energy Services Inc                                    12,008                                          263,693
                                                                                   -----------------------------------------
                                                                                                                    395,174
                                                                                   -----------------------------------------
      Oil Company-Exploration & Production (1.62%)
      Dana Petroleum Plc (a)                                       115,174                                        2,492,283
      EnCana                                                        75,698                                        4,088,127
      JKX Oil & Gas PLC                                             10,298                                           63,834
      Oao Gazprom (a)(b)(c)(d)                                       7,168                                          748,250
      Oao Gazprom (a)                                               24,786                                        1,034,939
      PTT Public Company Limited (a)(b)                             34,424                                          214,695
      Tullow Oil PLC                                               387,743                                        2,855,949
                                                                                   -----------------------------------------
                                                                                                                 11,498,077
                                                                                   -----------------------------------------
      Oil Company - Integrated (7.88%)
      BG Group PLC                                                 380,321                                        5,116,155
      BP PLC                                                       633,316                                        7,632,664
      China Petroleum & Chemical Corp                            1,054,768                                          591,770
      ENI SpA                                                      240,742                                        7,376,393
      Husky Energy Inc                                              33,700                                        2,291,689
      LUKOIL ADR                                                    21,273                                        1,850,751
      MOL Hungarian Oil and Gas PLC                                  3,639                                          403,011
      Norsk Hydro ASA                                              124,680                                        3,537,824
      PetroChina Co Ltd                                          1,239,587                                        1,405,277
      Petroleo Brasileiro SA ADR                                    19,247                                        1,768,414
      Royal Dutch Shell PLC - A Shares                              61,900                                        2,185,747
      Royal Dutch Shell PLC - B Shares                             130,900                                        4,817,101
      Sasol Ltd                                                     15,127                                          545,342
      Star Energy Group PLC (a)                                      5,108                                           30,089
      Statoil ASA                                                  146,350                                        4,330,689
      Suncor Energy Inc (a)                                         43,739                                        3,531,240
      Total SA                                                     127,212                                        8,644,656
                                                                                   -----------------------------------------
                                                                                                                 56,058,812
                                                                                   -----------------------------------------
      Oil Field Machinery & Equipment (0.02%)
      Schoeller-Bleckmann Oilfield Equipment                           985                                           35,950
      Total Energy Services Trust                                    2,966                                           43,352
      Western Lakota Energy Services Inc (a)                         2,508                                           33,307
                                                                                   -----------------------------------------
                                                                                                                    112,609
                                                                                   -----------------------------------------
      Oil Refining & Marketing (0.12%)
      Singapore Petroleum Co Ltd                                    26,000                                           82,466
      SK Corp                                                        4,690                                          328,305
      Thai Oil Public (a)(b)                                       110,519                                          188,385
      Tupras Turkiye Petrol Rafinerileri AS                         15,044                                          284,086
                                                                                   -----------------------------------------
                                                                                                                    883,242
                                                                                   -----------------------------------------
      Optical Supplies (0.05%)
      Cie Generale d'Optique Essilor International SA                3,454                                          345,131
                                                                                   -----------------------------------------

      Paper & Related Products (0.24%)
      Holmen AB                                                      2,447                                          104,385
      Rengo Co Ltd                                                 214,628                                        1,575,458
                                                                                   -----------------------------------------
                                                                                                                  1,679,843
                                                                                   -----------------------------------------
      Petrochemicals (0.04%)
      Reliance Industries (a)                                        6,800                                          285,904
                                                                                   -----------------------------------------

      Photo Equipment & Supplies (0.19%)
      Olympus Corp                                                  47,000                                        1,355,354
      Tamron Co Ltd                                                  1,574                                           27,853
                                                                                   -----------------------------------------
                                                                                                                  1,383,207
                                                                                   -----------------------------------------
      Platinum (0.10%)
      Impala Platinum Holdings Ltd                                   3,981                                          734,963
                                                                                   -----------------------------------------

      Power Converter & Supply Equipment (0.64%)
      Bharat Heavy Electricals                                      10,661                                          468,296
      Delta Electronics Inc                                        144,900                                          390,701
      Schneider Electric SA                                         36,213                                        3,720,150
                                                                                   -----------------------------------------
                                                                                                                  4,579,147
                                                                                   -----------------------------------------
      Precious Metals (0.01%)
      Gammon Lake Resources Inc (a)                                  7,484                                          104,091
                                                                                   -----------------------------------------

      Printing - Commercial (0.03%)
      De La Rue Plc                                                 13,149                                          133,920
      Nissha Printing Co Ltd                                         2,969                                          111,563
                                                                                   -----------------------------------------
                                                                                                                    245,483
                                                                                   -----------------------------------------
      Property & Casualty Insurance (0.52%)
      Aksigorta AS                                                  55,412                                          200,017
      Amlin PLC                                                     40,536                                          188,830
      Dongbu Insurance Co Ltd                                       17,169                                          355,704
      Meritz Fire & Marine Insurance Co Ltd                          6,510                                           34,263
      PICC Property & Casualty Co Ltd                              497,179                                          188,731
      QBE Insurance Group Ltd                                      162,545                                        2,746,513
                                                                                   -----------------------------------------
                                                                                                                  3,714,058
                                                                                   -----------------------------------------
      Property Trust (0.01%)
      Babcock & Brown Japan Property Trust                          21,419                                           27,246
      Kiwi Income Property Trust                                    13,615                                           11,836
                                                                                   -----------------------------------------
                                                                                                                     39,082
                                                                                   -----------------------------------------
      Publishing - Periodicals (0.10%)
      United Business Media PLC                                     23,137                                          273,445
      Wolters Kluwer NV                                             11,497                                          270,549
      Woongjin Thinkbig Co Ltd                                       7,620                                          139,531
                                                                                   -----------------------------------------
                                                                                                                    683,525
                                                                                   -----------------------------------------

      Real Estate Magagement & Services (0.37%)
      Ardepro Co Ltd                                                   270                                           69,768
      Creed Corp                                                        30                                           92,280
      Daito Trust Construction Co Ltd                               37,000                                        2,014,331
      DTZ Holdings PLC                                               6,810                                           85,506
      Erinaceous Group PLC                                          14,952                                           80,260
      IVG Immobilien AG                                              6,744                                          214,814
      Pierre & Vacances                                                182                                           20,903
      Tosei Corp                                                        43                                           33,931
                                                                                   -----------------------------------------
                                                                                                                  2,611,793
                                                                                   -----------------------------------------
      Real Estate Operator & Developer (1.92%)
      Agile Property Holdings Ltd                                  458,000                                          269,334
      Ascott Group Ltd/The                                          53,000                                           35,974
      British Land Co PLC                                           11,395                                          291,045
      Brookfield Asset Management Inc (a)                          129,059                                        5,346,200
      Fadesa Inmobiliaria SA (c)                                     6,240                                          212,457
      FKP Property Group                                             6,214                                           23,952
      GEK Group of Cos SA                                            4,599                                           38,853
      Hammerson Plc                                                134,891                                        3,145,610
      Inmobiliaria Urbis SA                                          4,174                                          136,735
      IRSA Inversiones y
      Representaciones SA (a)(c)                                    14,705                                          170,431
      Joint Corp                                                     5,878                                          160,260
      Kowloon Development Co Ltd                                    10,000                                           18,581
      Mitsui Fudosan Co Ltd                                        170,000                                        3,617,337
      Shoei Co Ltd                                                   2,100                                           60,742
      Unite Group Plc                                                2,703                                           20,994
      UOL Group Ltd                                                 21,000                                           38,366
      Wing Tai Holdings Ltd                                         57,578                                           51,865
                                                                                   -----------------------------------------
                                                                                                                 13,638,736
                                                                                   -----------------------------------------
      Recycling (0.02%)
      Asahi Pretec Corp                                              4,788                                          173,219
                                                                                   -----------------------------------------

      REITS - Diversified (0.39%)
      Bail Investissement Fonciere                                     213                                           14,175
      CapitaCommercial Trust                                        13,000                                           15,586
      Unibail                                                       14,848                                        2,753,174
                                                                                   -----------------------------------------
                                                                                                                  2,782,935
                                                                                   -----------------------------------------
      Rental - Auto & Equipment (0.08%)
      Boom Logistics Ltd                                            24,298                                           82,113
      Localiza Rent A CAR                                           13,900                                          284,456
      Northgate Plc                                                  4,836                                           89,027
      Ramirent Oyj                                                   1,722                                           63,728
      Sixt AG                                                        1,362                                           71,593
                                                                                   -----------------------------------------
                                                                                                                    590,917
                                                                                   -----------------------------------------
      Retail - Apparel & Shoe (0.39%)
      Edgars Consolidated Stores Ltd                                45,208                                          179,443
      Etam Developpement SA                                            271                                           18,312
      Inditex SA                                                    50,665                                        2,198,947
      Just Group Ltd                                                33,247                                           85,348
      Lindex AB                                                      8,467                                          113,751
      Lojas Renner SA                                                3,566                                          203,432
                                                                                   -----------------------------------------
                                                                                                                  2,799,233
                                                                                   -----------------------------------------
      Retail - Automobile (0.02%)
      European Motor Holdings Plc                                    1,038                                            8,111
      Lookers Plc                                                    6,310                                           15,433
      Pendragon Plc                                                  9,620                                          101,840
                                                                                   -----------------------------------------
                                                                                                                    125,384
                                                                                   -----------------------------------------

      Retail - Bookstore (0.01%)
      Culture Convenience Club Co Ltd                                6,964                                           69,862
                                                                                   -----------------------------------------

      Retail - Building Products (0.01%)
      Homac Corp                                                     2,991                                           44,041
                                                                                   -----------------------------------------

      Retail - Catalog Shopping (0.01%)
      N Brown Group PLC                                             10,766                                           45,830
      Senshukai Co Ltd                                               1,091                                           11,927
                                                                                   -----------------------------------------
                                                                                                                     57,757
                                                                                   -----------------------------------------
      Retail - Consumer Electronics (0.01%)
      Joshin Denki Co Ltd                                           10,332                                           64,465
                                                                                   -----------------------------------------

      Retail - Convenience Store (0.19%)
      Alimentation Couche Tard Inc                                  67,900                                        1,364,909
                                                                                   -----------------------------------------

      Retail - Drug Store (0.01%)
      Cosmos Pharmaceutical Corp                                     1,790                                           37,776
                                                                                   -----------------------------------------

      Retail - Home Furnishings (0.08%)
      Beter BED Holdings NV                                          1,680                                           36,511
      Ellerine Holdings Ltd                                         32,700                                          311,283
      JD Group Ltd                                                  22,216                                          204,272
                                                                                   -----------------------------------------
                                                                                                                    552,066
                                                                                   -----------------------------------------
      Retail - Hypermarkets (0.04%)
      Controladora Comercial Mexicana SA de CV                     128,527                                          253,447
                                                                                   -----------------------------------------

      Retail - Mail Order (0.00%)
      Takkt AG                                                         492                                            6,800
                                                                                   -----------------------------------------

      Retail - Major Department Store (0.71%)
      Grupo Famsa SA (a)                                           121,900                                          292,927
      Hyundai Department Store Co Ltd                                4,088                                          296,858
      Marks & Spencer Group PLC                                    398,071                                        4,433,333
                                                                                   -----------------------------------------
                                                                                                                  5,023,118
                                                                                   -----------------------------------------
      Retail - Miscellaneous/Diversified (0.36%)
      Aeon Co Ltd                                                   99,200                                        2,318,871
      Amplifon SpA                                                   6,286                                           57,316
      Hyundai H&S Co Ltd                                               457                                           25,726
      Izumi Co Ltd                                                   3,598                                          123,251
      Macintosh Retail Group NV                                      1,023                                           35,640
      Miller's Retail Ltd                                           36,921                                           38,195
                                                                                   -----------------------------------------
                                                                                                                  2,598,999
                                                                                   -----------------------------------------
      Retail - Pubs (0.96%)
      Mitchells & Butlers PLC                                      246,844                                        2,447,240
      Punch Taverns PLC                                            265,980                                        4,370,097
                                                                                   -----------------------------------------
                                                                                                                  6,817,337
                                                                                   -----------------------------------------
      Retail - Regional Department Store (0.00%)
      Gruppo Coin SpA (a)                                            1,882                                           10,069
                                                                                   -----------------------------------------

      Retail - Toy Store (0.00%)
      JUMBO SA                                                       1,965                                           24,324
                                                                                   -----------------------------------------

      Retail - Video Rental (0.01%)
      Geo Co Ltd                                                        50                                           79,084
                                                                                   -----------------------------------------


      Rubber - Tires (0.67%)
      Continental AG                                                46,428                                        4,757,684
                                                                                   -----------------------------------------

      Schools (0.01%)
      MegaStudy Co Ltd                                                 204                                           19,403
      Raffles Education Corp Ltd                                    13,167                                           20,046
                                                                                   -----------------------------------------
                                                                                                                     39,449
                                                                                   -----------------------------------------
      Security Services (0.00%)
      Garda World Security Corp (a)                                    952                                           18,387
                                                                                   -----------------------------------------

      Semiconductor Component-Integrated Circuits
      (1.08%)
      Advanced Semiconductor Engineering Inc                       347,000                                          304,107
      CSR PLC (a)                                                  139,001                                        2,950,787
      Holtek Semiconductor Inc                                     190,881                                          342,732
      Siliconware Precision Industries Co                          239,000                                          284,628
      Taiwan Semiconductor Manufacturing Co Ltd                    724,133                                        1,211,753
      Wolfson Microelectronics PLC (a)                             303,508                                        2,565,595
                                                                                   -----------------------------------------
                                                                                                                  7,659,602
                                                                                   -----------------------------------------
      Shipbuilding (0.09%)
      Aker Yards AS                                                  2,534                                          176,265
      Hyundai Heavy Industries                                       2,878                                          340,289
      VT Group PLC                                                  10,355                                           96,715
                                                                                   -----------------------------------------
                                                                                                                    613,269
                                                                                   -----------------------------------------
      Silver Mining (0.01%)
      Silver Wheaton Corp (a)                                       10,433                                          101,722
                                                                                   -----------------------------------------

      Soap & Cleaning Products (0.52%)
      Reckitt Benckiser PLC                                         92,589                                        3,714,969
                                                                                   -----------------------------------------

      Steel - Producers (1.85%)
      Angang New Steel Co Ltd (c)                                  518,000                                          407,934
      Boehler-Uddeholm AG                                            2,676                                          139,672
      Cia Siderurgica Nacional SA ADR                                9,739                                          314,862
      Evraz Group SA (b)(d)                                         22,207                                          532,968
      Hyundai Steel Co                                               3,078                                          105,316
      IPSCO                                                         26,594                                        2,511,989
      Osaka Steel Co Ltd                                             2,373                                           41,681
      POSCO ADR                                                     10,481                                          647,097
      Salzgitter AG                                                 25,074                                        1,974,280
      Sumitomo Metal Industries Ltd                                771,000                                        3,085,752
      Tenaris SA ADR (c)                                             6,800                                          264,656
      ThyssenKrupp AG                                               89,020                                        3,104,754
      Tubos Reunidos SA                                              2,469                                           43,450
                                                                                   -----------------------------------------
                                                                                                                 13,174,411
                                                                                   -----------------------------------------
      Steel - Specialty (0.02%)
      Sanyo Special Steel Co Ltd                                    14,843                                          116,736
                                                                                   -----------------------------------------

      Steel Pipe & Tube (0.61%)
      Vallourec SA                                                  19,880                                        4,317,934
                                                                                   -----------------------------------------

      Storage & Warehousing (0.00%)
      Big Yellow Group PLC                                           4,647                                           37,395
                                                                                   -----------------------------------------

      Sugar (0.03%)
      Tate & Lyle PLC                                               15,308                                          195,637
                                                                                   -----------------------------------------

      Tea (0.03%)
      Tata Tea Ltd                                                  13,845                                          247,699
                                                                                   -----------------------------------------

      Telecommunication Equipment (0.32%)
      Foxconn International Holdings Ltd (a)                       187,968                                          436,829
      Option NV (a)(c)                                              74,796                                        1,811,651
      Vtech Holdings Ltd                                            10,000                                           55,911
                                                                                   -----------------------------------------
                                                                                                                  2,304,391
                                                                                   -----------------------------------------
      Telecommunication Services (0.89%)
      Digi.Com BHD (a)                                              76,907                                          256,532
      StarHub Ltd                                                1,370,095                                        1,877,319
      Telekomunikasi Indonesia Tbk PT                              356,500                                          292,825
      Telenet Group Holding NV (a)                                   2,653                                           53,662
      Telenor ASA                                                  302,100                                        3,845,225
                                                                                   -----------------------------------------
                                                                                                                  6,325,563
                                                                                   -----------------------------------------
      Telephone - Integrated (0.68%)
      China Netcom Group Corp Hong Kong Ltd                        402,811                                          733,962
      Royal KPN NV                                                 306,830                                        3,480,964
      Telefonos de Mexico SA de CV ADR                              27,072                                          634,568
                                                                                   -----------------------------------------
                                                                                                                  4,849,494
                                                                                   -----------------------------------------
      Television (0.29%)
      Carrere Group (a)                                                513                                           13,420
      Modern Times Group - B Shares                                 42,140                                        2,086,529
                                                                                   -----------------------------------------
                                                                                                                  2,099,949
                                                                                   -----------------------------------------
      Textile - Apparel (0.01%)
      Descente Ltd                                                   8,650                                           38,928
                                                                                   -----------------------------------------

      Tobacco (1.38%)
      British American Tobacco PLC                                 237,138                                        6,393,340
      Imperial Tobacco Group PLC                                   105,521                                        3,449,725
                                                                                   -----------------------------------------
                                                                                                                  9,843,065
                                                                                   -----------------------------------------
      Tools - Hand Held (0.03%)
      Hitachi Koki Co Ltd                                           11,856                                          180,168
      Hitachi Tool Engineering Ltd                                     818                                           15,333
                                                                                   -----------------------------------------
                                                                                                                    195,501
                                                                                   -----------------------------------------
      Transport - Air Freight (0.01%)
      Yusen Air & Sea Service Co Ltd                                 2,224                                           50,141
                                                                                   -----------------------------------------

      Transport - Marine (0.07%)
      Cosco Corp Singapore Ltd                                      56,603                                           54,937
      Geodis                                                            47                                            8,139
      Horizon North Logistics Inc - Warrants (a)                       282                                              312
      Horizon North Logistics Inc (a)(b)                               403                                            1,269
      Labroy Marine Ltd                                            110,752                                          103,979
      Shinwa Kaiun Kaisha Ltd                                       12,512                                           30,068
      Smit Internationale NV                                           510                                           35,340
      STX Pan Ocean Co Ltd                                         547,000                                          230,750
      Wan Hai Lines Ltd                                                  1                                                1
                                                                                   -----------------------------------------
                                                                                                                    464,795
                                                                                   -----------------------------------------
      Transport - Rail (0.90%)
      Canadian National Railway                                     92,500                                        3,727,825
      East Japan Railway Co                                            362                                        2,698,353
                                                                                   -----------------------------------------
                                                                                                                  6,426,178
                                                                                   -----------------------------------------
      Transport - Truck (0.00%)
      Norbert Dentressangle                                            111                                            7,784
                                                                                   -----------------------------------------


      Travel Services (0.01%)
      Hana Tour Service Inc                                          1,044                                           77,014
                                                                                   -----------------------------------------

      Water (0.04%)
      Cia de Saneamento Basico do Estado de S (a)                2,640,000                                          262,725
                                                                                   -----------------------------------------

      Web Portals (0.02%)
      Dacom Corp                                                     3,430                                           65,678
      NHN Corp                                                         885                                           98,344
                                                                                   -----------------------------------------
                                                                                                                    164,022
                                                                                   -----------------------------------------
      Wire & Cable Products (0.45%)
      Leoni AG                                                       3,776                                          146,971
      LS Cable Ltd                                                   9,068                                          319,757
      Sumitomo Electric Industries Ltd                             207,500                                        2,725,324
                                                                                   -----------------------------------------
                                                                                                                  3,192,052
                                                                                   -----------------------------------------
      Wireless Equipment (0.95%)
      Nokia OYJ                                                    341,299                                        6,764,045
                                                                                   -----------------------------------------
      TOTAL COMMON STOCKS                                                       $                               696,625,045
                                                                                   -----------------------------------------
      PREFERRED STOCKS (0.43%)
      Airlines (0.05%)
      Tam SA                                                        13,581                                          367,240
                                                                                   -----------------------------------------

      Commercial Banks (0.06%)
      Banco Bradesco SA                                             12,985                                          435,620
                                                                                   -----------------------------------------

      Dialysis Centers (0.04%)
      Fresenius AG                                                   1,788                                          296,673
                                                                                   -----------------------------------------

      Diversified Minerals (0.10%)
      Cia Vale do Rio Doce                                          36,340                                          726,131
                                                                                   -----------------------------------------

      Electric - Integrated (0.04%)
      Cia Energetica de Minas Gerais                             6,900,000                                          299,862
                                                                                   -----------------------------------------

      Investment Companies (0.00%)
      Lereko Mobility Pty Ltd                                        1,240                                            6,957
                                                                                   -----------------------------------------

      Machinery - Material Handling (0.01%)
      Jungheinrich AG                                                  750                                           21,899
                                                                                   -----------------------------------------

      Steel - Producers (0.11%)
      Gerdau SA                                                     27,303                                          427,532
      Usinas Siderurgicas de Minas Gerais SA                        10,700                                          369,050
                                                                                   -----------------------------------------
                                                                                                                    796,582
                                                                                   -----------------------------------------
      Television (0.02%)
      ProSiebenSat.1 Media AG                                        4,780                                          121,572
                                                                                   -----------------------------------------
                                                     TOTAL PREFERRED STOCKS                                      $3,072,536

                                                           Principal
                                                            Amount                            Value
                                                         ---------------------------------------------------
      SHORT TERM INVESTMENTS (1.09%)
      Commercial Paper (1.09%)
      Investment in Joint Trading Account; HSBC Funding
         5.30%, 8/ 1/2006                                                7,760,833         7,760,833
                                                                                         ------------
      TOTAL SHORT TERM INVESTMENTS                                                      $  7,760,833
                                                                                         ------------

      MONEY MARKET FUNDS (1.28%)
      BNY Institutional Cash Reserve Fund (e)                            9,112,000         9,112,000
                                                                                         ------------
      TOTAL MONEY MARKET FUNDS                                                          $  9,112,000
                                                                                         ------------
      Total Investments                                                                 $716,570,414
      Liabilities in Excess of Other Assets, Net -                                       (4,850,645)
      (0.68)%
                                                                                         ------------
      TOTAL NET ASSETS - 100.00%                                                        $711,719,769
                                                                                         ============
                                                                                         ------------

                                                                                         ============

(a)  Non-Income Producing Security
(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,062,448 or 0.57% of net assets.
(c)  Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exemptfrom registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,842,318 or 0.26% of net assets.
(e)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)

      Unrealized Appreciation                                                                          $109,449,152
      Unrealized Depreciation                                                                          (14,294,400)
                                                                                                     --------------
      Net Unrealized Appreciation (Depreciation)                                                         95,154,752
      Cost for federal income tax purposes                                                              621,409,755


      Portfolio Summary (unaudited)
      ----------------------------- -----------------------
      Country                                      Percent
      ----------------------------- -----------------------
      United Kingdom                                20.38%
      Japan                                         18.97%
      France                                         9.52%
      Switzerland                                    7.63%
      Germany                                        5.89%
      Canada                                         4.96%
      Italy                                          3.26%
      Netherlands                                    3.06%
      Spain                                          3.04%
      Norway                                         2.56%
      Belgium                                        2.46%
      United States                                  2.37%
      Australia                                      2.00%
      Korea, Republic Of                             1.95%
      Finland                                        1.54%
      Ireland                                        1.17%
      Brazil                                         1.12%
      Sweden                                         1.11%
      Taiwan, Province Of China                      1.05%
      Hong Kong                                      1.00%
      Russian Federation                             0.98%
      South Africa                                   0.74%
      Mexico                                         0.69%
      Greece                                         0.64%
      China                                          0.53%
      India                                          0.47%
      Singapore                                      0.34%
      Thailand                                       0.18%
      Turkey                                         0.16%
      Malaysia                                       0.16%
      Indonesia                                      0.14%
      Austria                                        0.13%
      Israel                                         0.07%
      Philippines                                    0.07%
      Hungary                                        0.06%
      Luxembourg                                     0.05%
      Argentina                                      0.05%
      Czech Republic                                 0.04%
      Colombia                                       0.04%
      Denmark                                        0.03%
      Egypt                                          0.03%
      Morocco                                        0.03%
      New Zealand                                    0.01%
      Portugal                                       0.00%
      Liabilities in Excess of                    (-0.68%)
      Other Assets, Net
                                            ---------------
      TOTAL NET ASSETS                             100.00%
                                            ===============



      Schedule of Investments
      July 31, 2006 (unaudited)
      Equity Income Fund


                                                       Shares
                                                        Held              Value
                                                       ----------- -- ---------------
      COMMON STOCKS (80.07%)
      Aerospace & Defense Equipment (0.47%)
      United Technologies Corp                              8,300           $516,177
                                                                      ---------------

      Appliances (0.38%)
      Whirlpool Corp (a)                                    5,500            424,545
                                                                      ---------------

      Applications Software (0.39%)
      Microsoft Corp                                       18,000            432,540
                                                                      ---------------

      Auto - Car & Light Trucks (0.19%)
      Bayerische Motoren Werke AG                           2,368            122,206
      Fiat SpA                                              6,165             87,093
                                                                      ---------------
                                                                             209,299
                                                                      ---------------
      Beverages - Non-Alcoholic (0.72%)
      Coca-Cola Co/The                                     12,000            534,000
      PepsiCo Inc                                           4,100            259,858
                                                                      ---------------
                                                                             793,858
                                                                      ---------------
      Beverages - Wine & Spirits (0.09%)
      C&C Group PLC                                         9,573            100,176
                                                                      ---------------

      Building - Heavy Construction (0.37%)
      NCC AB                                                6,803            156,880
      Severfield-Rowen PLC                                  7,059            176,607
      Veidekke ASA                                          2,350             76,779
                                                                      ---------------
                                                                             410,266
                                                                      ---------------
      Building - Residential & Commercial (0.13%)
      Hyundai Development Co                                  960             44,499
      Kaufman & Broad SA                                    1,765             98,565
                                                                      ---------------
                                                                             143,064
                                                                      ---------------
      Building & Construction -
      Miscellaneous (0.05%)
      AM NV (b)                                            11,000             58,256
                                                                      ---------------

      Building & Construction Products
        - Miscellaneous (0.21%)
      CSR Ltd                                              36,062             93,680
      Fletcher Building Ltd                                24,776            133,204
                                                                      ---------------
                                                                             226,884
                                                                      ---------------
      Building Products - Cement &
      Aggregate (0.14%)
      Semapa-Sociedade de
            Investimento e Gestao SGPS SA                 15,494            154,819
                                                                      ---------------

      Cellular Telecommunications (0.21%)
      China Mobile Ltd                                     36,500            235,075
                                                                      ---------------

      Circuit Boards (0.06%)
      Elec & Eltek International Co Ltd                    24,932             62,330
                                                                      ---------------

      Commercial Banks (5.04%)
      Alpha Bank AE                                         4,678            119,754
      AmSouth Bancorp                                      26,700            765,222
      Australia & New Zealand Banking Group Ltd             9,530            184,397
      Banca Popolare di Verona e Novara Scrl                3,093             88,021
      Banco Santander Central Hispano SA                   24,205            366,345
      Bank of East Asia Ltd                                44,400            183,399
      Barclays PLC                                         35,347            415,109
      BNP Paribas                                           4,230            411,335
      Colonial BancGroup Inc/The                           20,300            515,620
      Commonwealth Bank of Australia                        5,707            195,923
      Credit Agricole SA                                    3,148            126,425
      Daegu Bank                                            7,280            131,401
      Deutsche Bank AG                                      1,643            190,003
      DNB NOR ASA                                          13,600            172,003
      Fortis                                                3,873            137,501
      HSBC Holdings PLC                                    31,586            573,219
      Liechtenstein Landesbank                                 91             73,090
      Lloyds TSB Group PLC                                 22,980            231,259
      Royal Bank of Canada                                  4,400            179,192
      Sanpaolo IMI SpA                                     15,377            273,548
      Societe Generale                                      1,610            239,976
                                                                      ---------------
                                                                           5,572,742
                                                                      ---------------
      Computers (0.85%)
      Hewlett-Packard Co                                   29,500            941,345
                                                                      ---------------

      Computers - Peripheral Equipment (0.14%)
      GES International Ltd (c)                           199,000            152,747
                                                                      ---------------

      Consulting Services (0.07%)
      Devoteam SA                                           2,373             81,612
                                                                      ---------------

      Cosmetics & Toiletries (0.06%)
      Oriflame Cosmetics SA                                 2,050             69,704
                                                                      ---------------

      Distribution & Wholesale (0.40%)
      Genuine Parts Co                                     10,600            441,384
                                                                      ---------------

      Diversified Financial Services (0.33%)
      Acta Holding ASA                                     52,000            189,709
      Guoco Group Ltd                                       6,000             71,803
      Irish Life & Permanent Plc                            4,359            100,407
                                                                      ---------------
                                                                             361,919
                                                                      ---------------
      Diversified Manufacturing
      Operations (1.04%)
      Eaton Corp                                            7,220            462,802
      Honeywell International Inc                          14,400            557,280
      Wartsila Oyj                                          3,400            131,902
                                                                      ---------------
                                                                           1,151,984
                                                                      ---------------
      Diversified Minerals (0.32%)
      Anglo American PLC                                    4,418            184,441
      BHP Billiton Ltd                                      4,466             95,037
      Independence Group NL                                33,061             78,791
                                                                      ---------------
                                                                             358,269
                                                                      ---------------
      Electric - Distribution (0.18%)
      National Grid PLC                                    17,500            199,473
                                                                      ---------------

      Electric - Integrated (2.79%)
      E.ON AG                                               1,999            241,071
      Endesa SA                                             7,401            252,741
      Enel SpA                                             18,000            158,727
      FirstEnergy Corp                                     15,100            845,600
      International Power PLC                              28,565            156,931
      PPL Corp                                             17,600            598,752
      Scottish & Southern Energy PLC                        8,209            185,607
      Suez SA                                               2,065             85,540
      TXU Corp (a)                                          8,700            558,801
                                                                      ---------------
                                                                           3,083,770
                                                                      ---------------
      Electric Products - Miscellaneous (0.44%)
      Emerson Electric Co                                   6,100            481,412
                                                                      ---------------

      Electronic Measurement Instruments (0.14%)
      Sartorius AG                                          4,227            159,131
                                                                      ---------------

      Engineering-Research & Development
      Services (0.08%)
      ABB Ltd                                               6,937             89,575
                                                                      ---------------

      Fiduciary Banks (0.48%)
      Wilmington Trust Corp                                12,300            535,665
                                                                      ---------------

      Finance - Commercial (0.37%)
      CIT Group Inc                                         9,000            413,190
                                                                      ---------------

      Finance - Investment Banker &
      Broker (4.79%)
      Citigroup Inc                                        30,686          1,482,441
      Credit Suisse Group                                   3,387            189,656
      D Carnegie AB                                         5,600            104,319
      Goldman Sachs Group Inc                               4,600            702,650
      JPMorgan Chase & Co                                  36,060          1,645,057
      Merrill Lynch & Co Inc                               15,100          1,099,582
      UBS AG (b)                                            1,454             79,056
                                                                      ---------------
                                                                           5,302,761
                                                                      ---------------
      Finance - Mortgage Loan/Banker (0.07%)
      Paragon Group of Cos PLC                              7,011             81,027
                                                                      ---------------

      Finance - Other Services (0.08%)
      Hellenic Exchanges Holding SA (b)                     5,529             83,964
                                                                      ---------------

      Financial Guarantee Insurance (0.47%)
      Euler Hermes SA                                       1,828            205,286
      MGIC Investment Corp                                  5,500            313,005
                                                                      ---------------
                                                                             518,291
                                                                      ---------------
      Food - Confectionery (0.08%)
      Barry Callebaut AG (b)                                  190             84,095
                                                                      ---------------

      Food - Miscellaneous/Diversified (0.24%)
      Kellogg Co                                            5,500            264,935
                                                                      ---------------

      Food - Wholesale & Distribution (0.08%)
      Kesko OYJ                                             2,100             87,177
                                                                      ---------------

      Home Decoration Products (0.63%)
      Newell Rubbermaid Inc                                26,300            693,268
                                                                      ---------------

      Human Resources (0.03%)
      USG People NV                                           480             33,598
                                                                      ---------------

      Industrial Automation & Robots (0.36%)
      Rockwell Automation Inc                               6,500            402,870
                                                                      ---------------

      Investment Companies (0.48%)
      American Capital Strategies Ltd (a)                  15,300            535,500
                                                                      ---------------

      Investment Management & Advisory
      Services (0.15%)
      Aberdeen Asset Management PLC                        21,370             60,447
      Allco Finance Group Ltd                              11,428            100,972
                                                                      ---------------
                                                                             161,419
                                                                      ---------------
      Life & Health Insurance (0.96%)
      AMP Ltd                                              15,326            105,816
      Lincoln National Corp                                11,500            651,820
      Protective Life Corp                                  6,600            305,646
                                                                      ---------------
                                                                           1,063,282
                                                                      ---------------
      Lottery Services (0.04%)
      Intralot SA-Integrated Lottery Systems                1,853             46,821
                                                                      ---------------

      Machinery - Construction & Mining (0.27%)
      Wajax Income Fund                                     8,100            293,900
                                                                      ---------------

      Machinery - General Industry (0.08%)
      MAN AG                                                1,279             92,545
                                                                      ---------------

      Medical - Drugs (3.35%)
      Abbott Laboratories                                  10,200            487,254
      AstraZeneca PLC                                       2,075            126,685
      CSL Ltd/Australia                                     1,223             49,437
      GlaxoSmithKline PLC                                   4,529            125,317
      Pfizer Inc                                           77,000          2,001,230
      Roche Holding AG                                        477             84,836
      Sanofi-Aventis                                        1,363            129,497
      Wyeth                                                14,500            702,815
                                                                      ---------------
                                                                           3,707,071
                                                                      ---------------
      Medical - Hospitals (0.13%)
      Parkway Holdings Ltd                                 88,800            144,207
                                                                      ---------------

      Medical Products (0.30%)
      Becton Dickinson & Co                                 5,000            329,600
                                                                      ---------------

      Metal - Aluminum (0.05%)
      Aluminum of Greece S.A.I.C.                           2,656             55,519
                                                                      ---------------

      Metal - Diversified (0.53%)
      Freeport-McMoRan Copper & Gold Inc (a)                9,300            507,408
      Zinifex Ltd                                          10,070             81,411
                                                                      ---------------
                                                                             588,819
                                                                      ---------------
      Miscellaneous Manufacturers (0.11%)
      Fenner Plc                                           32,560            122,951
                                                                      ---------------

      Mortgage Banks (0.22%)
      Bradford & Bingley PLC                               29,310            245,299
                                                                      ---------------

      Multi-Line Insurance (2.48%)
      Allstate Corp/The                                    10,000            568,200
      Aviva PLC                                            18,134            243,096

      AXA SA                                                7,346            253,113
      CNP Assurances                                          961             91,426
      Hartford Financial Services Group Inc                 9,600            814,464
      Helvetia Patria Holding                                 279             79,303
      ING Groep NV                                          5,812            235,711
      Metlife Inc                                           8,800            457,600
                                                                      ---------------
                                                                           2,742,913
                                                                      ---------------
      Multimedia (0.36%)
      McGraw-Hill Cos Inc/The                               7,000            394,100
                                                                      ---------------

      Music (0.40%)
      Warner Music Group Corp                              18,000            438,300
                                                                      ---------------

      Office Supplies & Forms (0.32%)
      Avery Dennison Corp                                   6,000            351,780
                                                                      ---------------

      Oil - Field Services (0.25%)
      Trinidad Energy Services Income Trust                17,038            271,643
                                                                      ---------------

      Oil & Gas Drilling (0.57%)
      Precision Drilling Trust (b)                          8,000            276,824
      Rowan Cos Inc                                        10,500            355,635
                                                                      ---------------
                                                                             632,459
                                                                      ---------------
      Oil Company - Integrated (8.00%)
      Chevron Corp                                         25,000          1,644,500
      ConocoPhillips                                       17,100          1,173,744
      ENI SpA                                               6,535            200,234
      Exxon Mobil Corp                                     55,040          3,728,410
      Marathon Oil Corp                                     8,200            743,248
      Occidental Petroleum Corp                            10,400          1,120,600
      PetroChina Co Ltd                                   214,850            243,568
                                                                      ---------------
                                                                           8,854,304
                                                                      ---------------
      Paper & Related Products (0.44%)
      Temple-Inland Inc                                    11,400            484,956
                                                                      ---------------

      Pipelines (1.16%)
      National Fuel Gas Co (a)                             19,000            705,660
      Questar Corp                                          6,500            575,900
                                                                      ---------------
                                                                           1,281,560
                                                                      ---------------
      Power Converter & Supply Equipment (0.09%)
      Schneider Electric SA                                   999            102,627
                                                                      ---------------

      Property & Casualty Insurance (0.55%)
      Chubb Corp                                            7,452            375,730
      Dongbu Insurance Co Ltd                               2,040             42,264
      QBE Insurance Group Ltd                               5,113             86,394
      Royal & Sun Alliance Insurance Group                 42,184            105,342
                                                                      ---------------
                                                                             609,730
                                                                      ---------------
      Property Trust (0.17%)
      Centro Properties Group                              14,577             77,523
      Macquarie Leisure Trust Group                        27,881             52,345
      Stockland                                            10,668             55,916
                                                                      ---------------
                                                                             185,784
                                                                      ---------------
      Publicly Traded Investment Fund (0.44%)
      iShares Cohen & Steers Realty Majors
      Index Fund (a)                                          5,523          483,262
                                                                      ---------------


      Quarrying (0.29%)
      Vulcan Materials Co                                   4,800            321,456
                                                                      ---------------

      Real Estate Magagement & Services (0.16%)
      Deutsche Euroshop AG                                  1,457            100,665
      Nexity                                                1,298             74,274
                                                                      ---------------
                                                                             174,939
                                                                      ---------------
      Real Estate Operator & Developer (0.43%)
      FKP Property Group                                   34,141            131,596
      New World Development Ltd                            50,000             85,572
      Peet Ltd                                             40,094            121,975
      Shenzhen Investment Ltd                             484,000            136,395
                                                                      ---------------
                                                                             475,538
                                                                      ---------------
      Regional Banks (3.57%)
      Bank of America Corp                                 33,800          1,741,714
      PNC Financial Services Group Inc                     10,400            736,736
      SunTrust Banks Inc                                    6,700            528,429
      US Bancorp                                           29,600            947,200
                                                                      ---------------
                                                                           3,954,079
                                                                      ---------------
      REITS - Apartments (4.72%)
      Archstone-Smith Trust                                20,000          1,049,400
      AvalonBay Communities Inc                             8,400            982,128
      Equity Residential                                   30,000          1,395,300
      Essex Property Trust Inc                              2,939            344,127
      Mid-America Apartment Communities Inc (a)            11,200            639,744
      United Dominion Realty Trust Inc (a)                 29,300            816,005
                                                                      ---------------
                                                                           5,226,704
                                                                      ---------------
      REITS - Diversified (0.96%)
      Unibail                                                 392             72,686
      Vornado Realty Trust                                  9,500            993,225
                                                                      ---------------
                                                                           1,065,911
                                                                      ---------------
      REITS - Healthcare (0.69%)
      Ventas Inc                                           21,400            764,622
                                                                      ---------------

      REITS - Hotels (1.61%)
      Equity Inns Inc                                      25,500            402,135
      Host Hotels & Resorts Inc                            36,100            766,042
      Sunstone Hotel Investors Inc (a)                     21,600            612,576
                                                                      ---------------
                                                                           1,780,753
                                                                      ---------------
      REITS - Mortgage (1.94%)
      Arbor Realty Trust Inc                               23,800            613,326
      CapitalSource Inc (a)                                20,000            471,800
      Gramercy Capital Corp/New York (a)                   41,500          1,060,740
                                                                      ---------------
                                                                           2,145,866
                                                                      ---------------
      REITS - Office Property (3.69%)
      BioMed Realty Trust Inc                              24,822            739,944
      Boston Properties Inc (a)                            12,200          1,198,040
      Equity Office Properties Trust (a)                   18,000            682,380
      Kilroy Realty Corp                                   13,000            960,570
      SL Green Realty Corp                                  4,400            502,920
                                                                      ---------------
                                                                           4,083,854
                                                                      ---------------
      REITS - Regional Malls (1.87%)
      Simon Property Group Inc (a)                         24,200          2,069,826
                                                                      ---------------

      REITS - Shopping Centers (2.63%)
      Developers Diversified Realty Corp                   17,200            907,816

      Federal Realty Invs Trust                               640             46,432
      Kimco Realty Corp                                    26,100          1,024,164
      Tanger Factory Outlet Centers Inc                    12,000            394,800
      Weingarten Realty Investors                          13,500            539,460
                                                                      ---------------
                                                                           2,912,672
                                                                      ---------------
      REITS - Warehouse & Industrial (1.07%)
      AMB Property Corp                                    13,000            681,590
      EastGroup Properties Inc                              8,700            409,161
      Prologis                                              1,660             91,881
                                                                      ---------------
                                                                           1,182,632
                                                                      ---------------
      Rental - Auto & Equipment (0.05%)
      Ashtead Group PLC                                    22,798             59,272
                                                                      ---------------

      Retail - Apparel & Shoe (0.13%)
      Just Group Ltd                                       40,527            104,037
      Reitman's Canada Ltd                                  1,973             34,215
                                                                      ---------------
                                                                             138,252
                                                                      ---------------
      Retail - Automobile (0.07%)
      Lookers Plc                                          31,505             77,057
                                                                      ---------------

      Retail - Building Products (0.29%)
      Home Depot Inc                                        9,100            315,861
                                                                      ---------------

      Retail - Catalog Shopping (0.03%)
      N Brown Group PLC                                     8,475             36,077
                                                                      ---------------

      Retail - Consumer Electronics (0.16%)
      DSG International PLC                                46,209            172,119
                                                                      ---------------

      Retail - Major Department Store (0.56%)
      JC Penney Co Inc                                      9,900            623,304
                                                                      ---------------

      Retail - Miscellaneous/Diversified (0.10%)
      Macintosh Retail Group NV                             3,104            108,139
                                                                      ---------------

      Retail - Restaurants (0.78%)
      McDonald's Corp                                      24,445            865,109
                                                                      ---------------

      Semiconductor Component-Integrated
      Circuits (0.05%)
      CSR PLC (b)                                           2,339             49,654
                                                                      ---------------

      Semiconductor Equipment (0.04%)
      ASM Pacific Technology                                9,500             47,737
                                                                      ---------------

      Shipbuilding (0.19%)
      Aker Yards AS                                         2,988            207,845
                                                                      ---------------

      Steel - Producers (0.63%)
      Angang New Steel Co Ltd                             168,000            132,303
      Boehler-Uddeholm AG                                   3,442            179,653
      Rautaruukki OYJ                                       5,400            153,329
      Russel Metals                                         7,400            183,257
      Tubos Reunidos SA                                     2,576             45,332
                                                                      ---------------
                                                                             693,874
                                                                      ---------------

      Telecommunication Equipment (0.15%)
      Vtech Holdings Ltd                                   30,000            167,734
                                                                      ---------------

      Telecommunication Services (0.23%)
      Telenor ASA                                          20,400            259,658
                                                                      ---------------

      Telephone - Integrated (3.06%)
      AT&T Inc                                             55,273          1,657,637
      BellSouth Corp                                       27,000          1,057,590
      Citizens Communications Co (a)                       51,900            665,877
                                                                      ---------------
                                                                           3,381,104
                                                                      ---------------
      Tobacco (3.57%)
      Altria Group Inc                                     22,383          1,789,969
      British American Tobacco PLC                         11,587            312,390
      Loews Corp - Carolina Group                           6,200            355,756
      Reynolds American Inc (a)                            11,800          1,496,004
                                                                      ---------------
                                                                           3,954,119
                                                                      ---------------
      Tools - Hand Held (0.39%)
      Black & Decker Corp                                   6,100            430,111
                                                                      ---------------

      Transport - Marine (0.24%)
      General Maritime Corp                                 7,100            257,730
      Horizon North Logistics Inc - Warrants (b)            1,194              1,321
      Horizon North Logistics Inc (b)(c)                    1,698              5,348
                                                                      ---------------
                                                                             264,399
                                                                      ---------------
      Transport - Rail (0.68%)
      Burlington Northern Santa Fe Corp                     3,900            268,749
      Norfolk Southern Corp                                11,100            481,962
                                                                      ---------------
                                                                             750,711
                                                                      ---------------
      Water (0.17%)
      AWG PLC                                               7,593            183,446
                                                                      ---------------
      TOTAL COMMON STOCKS                                          $      88,577,982
                                                                      ---------------
      PREFERRED STOCKS (15.15%)
      Building - Residential & Commercial (0.10%)
      Pulte Homes Inc (b)                                   4,200            106,302
                                                                      ---------------

      Cable TV (0.29%)
      Comcast Corp                                         12,900            323,790
                                                                      ---------------

      Cellular Telecommunications (0.19%)
      US Cellular Corp                                      8,242            211,984
                                                                      ---------------

      Commercial Banks (0.84%)
      Cobank ACB (d)                                       13,100            676,248
      Royal Bank of Scotland Group PLC - Series N          10,500            257,985
                                                                      ---------------
                                                                             934,233
                                                                      ---------------
      Diversified Financial Services (0.17%)
      Citigroup Capital VII                                 7,600            192,888
                                                                      ---------------

      Electric - Integrated (1.14%)
      Alabama Power Co Series II                           17,400            420,906
      Consolidated Edison Co of New York                    7,556            190,411
      Dte Energy Trust I                                    9,140            229,414
      Entergy Louisiana LLC                                16,580            419,143
                                                                      ---------------
                                                                           1,259,874
                                                                      ---------------

      Finance - Consumer Loans (0.35%)
      HSBC Finance Corp  6.000%                             4,800            112,464
      HSBC Finance Corp  6.360%                            11,000            275,770
                                                                      ---------------
                                                                             388,234
                                                                      ---------------
      Finance - Credit Card (0.20%)
      Capital One Capital II (b)                            8,600            219,730
                                                                      ---------------

      Finance - Investment Banker & Broker (0.65%)
      JP Morgan Chase Capital X                             2,500             63,475
      Merrill Lynch Preferred Capital Trust I                 700             17,766
      Merrill Lynch Preferred Capital Trust III             6,100            155,367
      Merrill Lynch Preferred Capital Trust IV              6,400            162,944
      Merrill Lynch Preferred Capital Trust V               1,900             48,678
      Morgan Stanley Capital Trust VI                       8,000            196,720
      St Paul Capital Trust I                               3,100             77,903
                                                                      ---------------
                                                                             722,853
                                                                      ---------------
      Finance - Other Services (0.91%)
      ABN AMRO Capital Funding Trust V                      2,300             52,440
      ABN AMRO Capital Funding Trust VII                   14,500            340,895
      National Rural Utilities Cooperative
        Finance Corp  5.950%                               25,500            579,615
      National Rural Utilities Cooperative
        Finance Corp  6.100%                                1,600             36,544
                                                                      ---------------
                                                                           1,009,494
                                                                      ---------------
      Financial Guarantee Insurance (0.49%)
      Financial Security Assurance Holdings Ltd  6.250%    23,000            539,120
                                                                      ---------------

      Life & Health Insurance (0.12%)
      PLC Capital Trust IV                                  3,700             93,795
      PLC Capital Trust V                                   1,700             39,780
                                                                      ---------------
                                                                             133,575
                                                                      ---------------
      Money Center Banks (0.18%)
      JPMChase Capital XVI                                  8,000            194,640
                                                                      ---------------

      Mortgage Banks (0.12%)
      Abbey National PLC  7.250%                            5,100            127,449
                                                                      ---------------

      Multi-Line Insurance (1.76%)
      Aegon NV                                             36,000            878,760
      Hartford Capital III                                  8,000            201,440
      ING Groep NV 7.05%                                    2,300             58,742
      Metlife Inc  6.500%                                  10,500            264,495
      XL Capital Ltd  8.000%                               21,000            538,440
                                                                      ---------------
                                                                           1,941,877
                                                                      ---------------
      Pipelines (0.58%)
      TransCanada Pipelines Ltd                            25,357            646,604
                                                                      ---------------

      Property & Casualty Insurance (0.37%)
      Arch Capital Group Ltd  7.875%                        8,800            220,792
      Berkley W R Capital Trust                             8,100            193,590
                                                                      ---------------
                                                                             414,382
                                                                      ---------------
      Regional Banks (1.21%)
      BAC Capital Trust XII (b)                             7,300            183,230
      Fleet Capital Trust VII                               5,000            126,200
      PNC Capital Trust D                                   8,700            200,970
      USB Capital V                                         1,500             37,875
      USB Capital VII                                       6,000            135,300

      Wells Fargo Capital IV                               26,100            658,764
                                                                      ---------------
                                                                           1,342,339
                                                                      ---------------
      Reinsurance (0.55%)
      Everest Re Capital Trust II                          17,401            388,042
      PartnerRe Ltd - Series C                              2,600             63,752
      PartnerRe Ltd - Series D                              6,500            154,310
                                                                      ---------------
                                                                             606,104
                                                                      ---------------
      REITS - Diversified (0.91%)
      Duke Realty Corp - Series L                          27,547            661,128
      PS Business Parks Inc - Series I                      9,100            214,487
      Vornado Realty Trust - Series H                       5,500            132,385
                                                                      ---------------
                                                                           1,008,000
                                                                      ---------------
      REITS - Office Property (0.30%)
      HRPT Properties Trust - Series B                     12,800            330,624
                                                                      ---------------

      REITS - Shopping Centers (0.95%)
      Federal Realty Investment Trust                      16,900            425,035
      New Plan Excel Realty Trust - Series D                5,100            255,478
      Regency Centers Corp  7.25%                          14,800            371,628
                                                                      ---------------
                                                                           1,052,141
                                                                      ---------------
      REITS - Single Tenant (0.39%)
      Realty Income Corp                                   17,000            433,330
                                                                      ---------------

      REITS - Storage (0.60%)
      Public Storage Inc  6.450%; Seriex X                  8,600            199,434
      Public Storage Inc  6.750%; Series E                 19,000            459,230
                                                                      ---------------
                                                                             658,664
                                                                      ---------------
      REITS - Warehouse & Industrial (0.10%)
      AMB Property Corp; Series M                           2,800             67,480
      First Industrial Realty Trust Inc - Series J          1,800             44,820
                                                                      ---------------
                                                                             112,300
                                                                      ---------------
      Special Purpose Entity (1.49%)
      Corporate-Backed Trust Certificates - Series BER      2,500             25,200
      Corporate-Backed Trust Certificates - Series DCX     10,500            251,790
      Corporate-Backed Trust Certificates - Series JPM      6,900            172,086
      Corporate-Backed Trust Certificates - Series WM       4,000            100,920
      CORTS Trust for Southern Co Capital Trust             2,500             65,350
      PreferredPlus TR-CCR1; 5.75%                          1,900             41,705
      PreferredPlus TR-CCR1; 6.00%                          9,826            223,247
      PreferredPlus Trust GSC-3                            12,300            278,841
      SATURNS - Series BLS; 7.125%                          6,100            151,036
      SATURNS - Series GS4; 6.000%                          1,600             36,160
      SATURNS - Series GS6; 6.000%                          5,500            125,345
      SATURNS - Series JPM; 7.125%                          3,000             75,300
      Trust Certificates Series 2001-3                      4,000             98,400
                                                                      ---------------
                                                                           1,645,380
                                                                      ---------------
      Telephone - Integrated (0.10%)
      AT&T Inc                                              4,200            105,294
                                                                      ---------------

      Television (0.09%)
      CBS Corp                                              3,800             94,696
                                                                      ---------------
      TOTAL PREFERRED STOCKS                                              $16,755,901
                                                                      ---------------

                                                       Principal
                                                       Amount             Value
                                                       ----------- -- ---------------
      BONDS (4.43%)
      Commercial Banks (0.84%)
      Barclays Bank PLC
         6.28%, 12/15/2034                                500,000            455,025
      BOI Capital Funding No. 3
         6.11%, 2/ 4/2016 (d)(e)                          500,000            475,716
                                                                      ---------------
                                                                             930,741
                                                                      ---------------
      Electric - Integrated (0.18%)
      Georgia Power Capital Trust VI
         4.88%, 11/ 1/2042                                200,000            197,371
                                                                      ---------------

      Life & Health Insurance (0.67%)
      Great West Life & Annuity Insurance Co
         7.15%, 5/16/2046 (d)(e)                          750,000            746,971
                                                                      ---------------

      Multi-Line Insurance (0.29%)
      Allstate Financing II
         7.83%, 12/ 1/2045                                312,000            325,567
                                                                      ---------------

      Oil Company - Integrated (1.40%)
      Phillips 66 Capital Trust II
         8.00%, 1/15/2037                               1,475,000          1,544,576
                                                                      ---------------

      Pipelines (1.05%)
      KN Capital Trust III
         7.63%, 4/15/2028                               1,350,000          1,159,886
                                                                      ---------------
      TOTAL BONDS                                                  $       4,905,112
                                                                      ---------------
      SHORT TERM INVESTMENTS (0.30%)
      Commercial Paper (0.30%)
      Investment in Joint Trading Account;
        Federal Home Loan Bank
         5.05%, 8/ 1/2006                                 333,293            333,293
                                                                      ---------------
      TOTAL SHORT TERM INVESTMENTS                                 $         333,293
                                                                      ---------------
      MONEY MARKET FUNDS (8.40%)
      BNY Institutional Cash Reserve Fund (f)           9,288,000          9,288,000
                                                                      ---------------
      TOTAL MONEY MARKET FUNDS                                     $       9,288,000
                                                                      ---------------
      Total Investments                                            $     119,860,288
      Liabilities in Excess of Other Assets, Net-(8.35)                (9,233,211)
                                                                      ---------------
      TOTAL NET ASSETS - 100.00%                                   $     110,627,077
                                                                      ===============
                                                                      ---------------


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $158,095 or 0.14% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,898,935 or 1.72% of net assets.

(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)

      Unrealized Appreciation                                                           $12,474,365
      Unrealized Depreciation                                                           (2,214,304)
                                                                                        ----------------
      Net Unrealized Appreciation (Depreciation)                                        10,260,061
      Cost for federal income tax purposes                                              109,600,227



      Portfolio Summary (unaudited)
      ---------------------------------------------------------
      Sector                                           Percent
      ---------------------------------------------------------
      Financial                                         62.87%
      Energy                                            13.01%
      Consumer, Non-cyclical                             9.10%
      Industrial                                         5.40%
      Communications                                     4.68%
      Utilities                                          4.45%
      Consumer, Cyclical                                 4.37%
      Basic Materials                                    2.26%
      Technology                                         1.47%
      Funds                                              0.44%
      Government                                         0.30%
      Liabilities in Excess of Other Assets, Net      (-8.35%)
                                                 --------------
      TOTAL NET ASSETS                                 100.00%
                                                 ==============



      Schedule of Investments
      July 31, 2006 (unaudited)
      Government & High Quality Bond Fund
                                                        Principal
                                                         Amount                                          Value
                                                      --------------                            ----------------------
      BONDS (70.24%)
      Asset Backed Securities (5.94%)
      Argent Securities Inc
         5.51%, 4/25/2036 (a)(b)                          5,500,000                                       $5,500,764
      Chase Funding Loan Acquisition Trust
         5.74%, 6/25/2034 (b)                             1,610,157                                        1,614,948
      Chase Funding Mortgage Loan Asset-Backed
        Certificates
         5.68%, 9/25/2033 (b)                               493,748                                          495,134
         5.61%, 12/25/2033 (b)                            1,175,753                                        1,177,190
      Countrywide Asset-Backed Certificates
         5.77%, 3/25/2033 (b)                             1,256,919                                        1,258,639
         5.66%, 9/25/2033 (b)                             1,303,829                                        1,304,589
      GMAC Mortgage Corp Loan Trust
         5.56%, 8/25/2035 (b)                               850,000                                          851,119
      Park Place Securities Inc
         5.74%, 1/25/2033 (b)                             2,256,003                                        2,258,467
      Popular ABS Mortgage Pass-Through Trust
         5.65%, 9/25/2035 (b)                             4,000,000                                        4,002,768
      Structured Asset Investment Loan Trust
         5.70%, 11/25/2034 (a)(b)                         4,643,472                                        4,647,214
                                                                            -----------------------------------------
                                                                                                          23,110,832
                                                                            -----------------------------------------
      Federal & Federally Sponsored Credit (2.82%)
      Federal Farm Credit Bank
         2.63%, 9/17/2007 (c)                             4,500,000                                        4,368,708
         3.00%, 4/15/2008                                 1,750,000                                        1,685,350
         3.75%, 1/15/2009 (c)                             2,100,000                                        2,029,129
         4.48%, 8/24/2012                                 3,000,000                                        2,872,137
                                                                            -----------------------------------------
                                                                                                          10,955,324
                                                                            -----------------------------------------
      Finance - Mortgage Loan/Banker (32.50%)
      Fannie Mae
         5.25%, 8/ 1/2012                                11,800,000                                       11,645,019
         5.69%, 10/25/2018 (b)                              836,266                                          838,978
         6.63%, 11/15/2030 (c)                            1,300,000                                        1,490,753
         5.59%, 4/25/2034 (b)                             6,740,050                                        6,738,971
      Fannie Mae Grantor Trust
         5.50%, 9/25/2011                                 4,250,000                                        4,274,531
         5.34%, 4/25/2012                                 5,000,000                                        4,984,760
         5.41%, 5/25/2035 (b)                             3,161,271                                        3,130,711
         5.47%, 7/25/2035 (b)                             5,000,000                                        5,001,430
         5.54%, 9/25/2035 (b)                             5,750,000                                        5,763,225
         5.26%, 11/28/2035 (b)                            4,750,000                                        4,751,363
      Fannie Mae Whole Loan
         5.54%, 5/25/2035 (b)                             3,238,524                                        3,244,334
      Federal Home Loan Bank System
         2.45%, 3/23/2007 (d)                             9,000,000                                        8,831,214
         2.63%, 5/15/2007                                 9,500,000                                        9,295,731
         5.46%, 11/27/2015 (e)                            3,414,290                                        3,369,615
      Freddie Mac
         4.25%, 4/ 5/2007                                 8,500,000                                        8,431,991
         5.75%, 6/27/2016 (c)                             2,400,000                                        2,427,276
         4.50%, 7/15/2017                                 4,900,000                                        4,683,004
         5.67%, 6/15/2018 (b)                             4,963,167                                        4,976,707
         5.74%, 7/15/2023 (b)                             4,800,000                                        4,820,352

      Freddie Mac (continued)
         5.57%, 4/15/2030 (b)                             6,746,483                                        6,746,382
         5.77%, 9/15/2033 (b)                               417,591                                          419,657
      Ginnie Mae
         1.85%, 10/16/2012 (b)                           87,066,497                                        4,508,129
         5.08%, 1/16/2030 (b)(e)                          1,700,000                                        1,667,062
         0.97%, 6/17/2045 (b)                            38,987,228                                        2,189,718
         0.49%, 11/16/2045 (e)                            4,300,000                                          242,547
      SLM Student Loan Trust
         5.57%, 10/25/2016 (b)                            6,625,000                                        6,631,294
         5.52%, 9/17/2018 (b)                             5,300,000                                        5,321,953
                                                                            -----------------------------------------
                                                                                                         126,426,707
                                                                            -----------------------------------------
      Finance - Other Services (0.98%)
      Private Export Funding Corp
         3.38%, 2/15/2009                                 4,000,000                                        3,829,472
                                                                            -----------------------------------------

      Home Equity - Other (8.06%)
      ACE Securities Corp
         5.73%, 11/25/2034 (b)                            1,170,446                                        1,171,259
         5.60%, 9/25/2035 (a)(b)                          2,600,000                                        2,601,264
      American Home Mortgage Investment Trust
         5.57%, 11/25/2030 (a)(b)                         4,349,073                                        4,351,891
      Encore Credit Receivables Trust
         5.59%, 2/25/2035 (b)                               796,733                                          797,121
      First NLC Trust
         5.61%, 5/25/2035 (b)                             3,806,684                                        3,808,428
      JP Morgan Mortgage Acquisition Corp
         5.65%, 7/25/2035 (a)(b)                          5,400,000                                        5,419,337
      Morgan Stanley Home Equity Loans
         5.56%, 2/25/2036 (b)                             5,250,000                                        5,259,455
      Nomura Home Equity Loan Inc
         5.60%, 5/25/2035 (b)                             3,125,000                                        3,129,238
      Residential Asset Securities Corp
         5.55%, 7/25/2035 (b)                             4,800,000                                        4,802,899
                                                                            -----------------------------------------
                                                                                                          31,340,892
                                                                            -----------------------------------------
      Mortgage Backed Securities (19.94%)
      Banc of America Commercial Mortgage Inc
         1.06%, 11/10/2038 (b)                            2,854,924                                           91,823
         0.27%, 3/11/2041 (b)(f)                         27,733,140                                          268,984
         4.73%, 7/10/2043 (b)                             3,500,000                                        3,252,802
         5.18%, 9/10/2047                                 1,225,000                                        1,198,665
      Bear Stearns Commercial Mortgage Securities
         1.05%, 2/11/2041 (b)(f)                         11,386,778                                          407,465
      Bear Stearns Mortgage Funding Trust
         5.61%, 7/31/2036 (a)(b)(e)                       4,000,000                                        4,000,000
      Countrywide Alternative Loan Trust
         5.69%, 5/25/2035 (b)                               743,305                                          744,268
      CS First Boston Mortgage Securities Corp
         0.48%, 11/15/2036 (b)(f)                        12,370,282                                          517,981
         0.22%, 1/15/2037 (b)(f)                         12,792,054                                          317,921
      GE Capital Commercial Mortgage Corp
         5.33%, 11/10/2045 (b)                            5,000,000                                        4,889,835
      G-Force LLC
         5.69%, 12/25/2039 (b)(f)                         2,800,000                                        2,799,952
      Greenpoint Mortgage Funding Trust
         5.69%, 6/25/2045 (b)                               502,398                                          503,669
      Greenwich Capital Commercial Funding Corp
         0.34%, 6/10/2036 (b)(f)                         19,318,329                                          233,713
         5.22%, 4/10/2037                                 5,000,000                                        4,832,675
      Impac CMB Trust
         5.69%, 4/25/2035 (b)                             1,658,514                                        1,659,843
      Impac Secured Assets CMN Owner Trust
         5.65%, 12/25/2031 (b)                            2,425,000                                        2,424,682
      Indymac Index Mortgage Loan Trust
         5.72%, 4/25/2035 (b)                               716,114                                          719,082
      JP Morgan Chase Commercial Mortgage Securities
         0.35%, 9/12/2037 (b)                           109,072,110                                        1,642,408
      JP Morgan Mortgage Trust
         4.96%, 11/25/2035 (b)                            3,000,000                                        2,939,295
         5.37%, 4/25/2036 (b)(e)                          2,068,204                                        2,057,444
         5.98%, 7/25/2036 (b)(e)                          2,400,000                                        2,404,781
         6.00%, 7/25/2036 (b)(e)                          3,600,000                                        3,600,000
      LB-UBS Commercial Mortgage Trust
         5.90%, 6/15/2038 (b)                             2,550,000                                        2,598,238
         0.76%, 7/15/2040 (b)                           116,297,002                                        3,837,103
      Merrill Lynch Mortgage Trust
         5.66%, 5/12/2039 (b)                             2,550,000                                        2,555,865
         0.58%, 5/12/2043                                54,205,681                                        1,506,484
         5.29%, 1/12/2044                                 5,000,000                                        4,910,865
      Morgan Stanley Capital I
         0.38%, 8/13/2042                               191,700,000                                        3,750,994
      Wachovia Bank Commercial Mortgage Trust
         0.29%, 3/15/2042 (b)(f)                         33,938,682                                          423,996
         0.64%, 5/15/2044 (b)(f)                        103,868,503                                        2,836,960
         5.29%, 12/15/2044 (b)                            6,500,000                                        6,391,879
      Wamu Alternative Mortgage Pass-Through
        Certificates
         5.66%, 6/25/2046 (a)(b)(e)                       5,398,884                                        5,398,884
      Washington Mutual Inc
         5.73%, 7/25/2044 (a)(b)                            618,275                                          622,786
         5.61%, 4/25/2045 (b)                             1,238,571                                        1,239,738
                                                                            -----------------------------------------
                                                                                                          77,581,080
                                                                            -----------------------------------------
      TOTAL BONDS                                                                                       $273,244,307
                                                                            -----------------------------------------
      U.S. GOVERNMENT & GOVERNMENT
        AGENCY OBLIGATIONS (69.01%)
      Federal Home Loan Mortgage Corporation
        (FHLMC) (17.10%)
         5.00%, 10/ 1/2025                                1,423,175                                        1,362,377
         5.00%, 8/ 1/2036 (g)                             2,250,000                                        2,126,952
         5.50%, 8/ 1/2036 (g)                            16,450,000                                       15,977,062
         6.00%, 8/ 1/2036                                 4,500,000                                        4,475,128
         6.00%, 8/ 1/2036 (g)                             6,000,000                                        5,964,372
         6.50%, 8/ 1/2036 (g)                             3,000,000                                        3,036,564
         4.50%, 6/ 1/2011                                 2,997,309                                        2,909,087
         6.50%, 6/ 1/2017                                   371,387                                          376,639
         6.00%, 7/ 1/2017                                   150,916                                          152,047
         5.50%, 4/ 1/2018                                 1,039,376                                        1,030,745
         5.50%, 12/ 1/2018                                    3,727                                            3,689
         5.00%, 1/ 1/2019                                 2,139,994                                        2,080,612
         4.50%, 4/ 1/2019                                 2,790,942                                        2,665,626
         4.50%, 11/ 1/2019                                8,174,366                                        7,796,710
         6.00%, 1/ 1/2021                                   468,553                                          471,798
         6.50%, 8/ 1/2022                                   535,743                                          546,956
         6.00%, 6/ 1/2028                                   119,222                                          119,161
         5.50%, 1/ 1/2029                                    34,983                                           34,168
         5.50%, 3/ 1/2029                                    19,310                                           18,857
         6.50%, 3/ 1/2029                                    68,405                                           69,655
         8.00%, 8/ 1/2030                                     5,403                                            5,691
         8.00%, 11/ 1/2030                                   12,475                                           13,141
         7.50%, 12/ 1/2030                                   34,222                                           35,462
         7.00%, 1/ 1/2031                                    17,117                                           17,590

         7.50%, 2/ 1/2031                                    19,197                                           19,893
         6.50%, 6/ 1/2031                                     7,860                                            7,994
         6.00%, 10/ 1/2031                                   57,846                                           57,807
         6.00%, 2/ 1/2032                                   160,560                                          160,451
         6.50%, 2/ 1/2032                                   216,680                                          220,373
         6.50%, 4/ 1/2032                                   115,389                                          117,332
         7.50%, 4/ 1/2032                                   151,121                                          156,531
         6.50%, 8/ 1/2032                                   520,975                                          529,747
         5.00%, 12/ 1/2032                                1,079,122                                        1,025,337
         5.50%, 5/ 1/2033                                   706,240                                          689,034
         5.50%, 10/ 1/2033                                  283,201                                          276,301
         5.50%, 12/ 1/2033                                6,313,438                                        6,159,630
         6.50%, 7/ 1/2034                                 2,731,606                                        2,774,897
         6.13%, 10/ 1/2032 (b)                               58,108                                           58,073
         3.69%, 9/ 1/2033 (b)                               607,169                                          614,741
         4.71%, 8/ 1/2035 (b)                             2,419,254                                        2,354,849
                                                                            -----------------------------------------
                                                                                                          66,513,079
                                                                            -----------------------------------------
      Federal National Mortgage Association
        (FNMA) (27.66%)
         5.00%, 8/ 1/2036 (g)                            32,250,000                                       30,516,563
         5.50%, 8/ 1/2036 (g)                            25,300,000                                       24,564,731
         6.00%, 8/ 1/2036 (g)                            14,900,000                                       14,802,226
         6.50%, 8/ 1/2036 (g)                             3,600,000                                        3,641,623
         7.00%, 8/ 1/2036 (g)                             4,500,000                                        4,613,904
         6.00%, 5/ 1/2009                                    83,209                                           83,241
         4.50%, 3/ 1/2010                                   184,696                                          178,228
         6.50%, 4/ 1/2010                                    23,590                                           23,837
         6.50%, 6/ 1/2016                                    50,398                                           51,145
         6.00%, 1/ 1/2017                                   134,248                                          135,573
         6.00%, 4/ 1/2017                                   166,635                                          168,221
         5.50%, 9/ 1/2017                                   708,507                                          702,917
         5.00%, 1/ 1/2018                                   828,666                                          808,407
         5.50%, 3/ 1/2018                                   520,293                                          516,188
         5.00%, 4/ 1/2019                                   767,174                                          746,366
         5.50%, 6/ 1/2019                                   348,864                                          345,733
         5.50%, 7/ 1/2019                                 1,145,904                                        1,135,619
         5.50%, 8/ 1/2019                                   931,275                                          922,916
         5.50%, 9/ 1/2019                                   718,056                                          711,610
         7.00%, 5/ 1/2022                                   142,701                                          147,133
         6.00%, 12/ 1/2022                                  262,571                                          264,015
         5.00%, 1/ 1/2026                                 2,019,241                                        1,934,506
         5.50%, 6/ 1/2026                                 1,981,412                                        1,939,844
         7.50%, 1/ 1/2031                                    14,119                                           14,625
         7.50%, 5/ 1/2031                                    19,776                                           20,484
         6.50%, 9/ 1/2031                                   138,744                                          140,980
         6.00%, 12/ 1/2031                                  207,641                                          207,263
         6.50%, 12/ 1/2031                                   29,686                                           30,164
         7.00%, 2/ 1/2032                                   109,234                                          112,194
         6.50%, 4/ 1/2032                                    94,635                                           96,135
         7.00%, 4/ 1/2032                                   168,575                                          173,125
         7.50%, 8/ 1/2032                                   180,474                                          186,592
         6.00%, 11/ 1/2032                                  179,827                                          179,404
         5.50%, 9/ 1/2033                                 3,365,770                                        3,283,245
         3.69%, 11/ 1/2033 (b)                              389,050                                          394,789
         5.14%, 12/ 1/2033 (b)                            1,075,102                                        1,045,028
         4.87%, 9/ 1/2034 (b)                             4,417,096                                        4,340,915
         4.74%, 2/ 1/2035 (b)                             5,765,596                                        5,607,884
         4.95%, 3/ 1/2035 (b)                             1,782,177                                        1,739,647
         5.72%, 2/ 1/2036 (b)                               691,599                                          682,520
         5.80%, 6/ 1/2036 (b)(e)                            395,844                                          393,058
                                                                            -----------------------------------------
                                                                                                         107,602,598
                                                                            -----------------------------------------
      Government National Mortgage Association
        (GNMA) (4.43%)
         5.00%, 8/ 1/2036 (g)                             1,530,000                                        1,460,673
         5.50%, 8/ 1/2036 (g)                             1,535,000                                        1,502,381
         6.50%, 7/15/2008                                    41,314                                           41,515
         6.50%, 10/15/2008                                   32,925                                           33,085
         6.50%, 3/15/2009                                    36,582                                           36,760
         5.50%, 12/15/2013                                   48,041                                           47,951
         5.50%, 1/15/2014                                   328,012                                          327,247
         5.50%, 2/15/2014                                   189,287                                          188,846
         5.50%, 3/15/2014                                   309,744                                          309,021
         8.00%, 8/15/2016                                    89,378                                           93,775
         8.00%, 9/15/2016                                     4,809                                            5,046
         8.00%, 12/15/2016                                   18,101                                           18,991
         7.50%, 4/15/2017                                   185,359                                          192,130
         8.00%, 4/15/2017                                    69,575                                           73,139
         7.50%, 5/15/2017                                    17,740                                           18,388
         8.00%, 5/15/2017                                    52,624                                           55,319
         8.00%, 6/15/2017                                    77,873                                           81,862
         8.00%, 7/15/2017                                    11,755                                           12,357
         7.50%, 7/15/2018                                    41,986                                           43,570
         7.50%, 12/15/2021                                  126,614                                          131,734
         7.50%, 2/15/2022                                    59,228                                           61,664
         8.00%, 2/15/2022                                    82,815                                           87,615
         7.50%, 3/15/2022                                    58,744                                           61,160
         7.50%, 4/15/2022                                   130,671                                          136,045
         7.50%, 5/15/2022                                    85,357                                           88,868
         7.50%, 7/15/2022                                    71,643                                           74,590
         7.50%, 8/15/2022                                   370,023                                          385,242
         7.00%, 11/15/2022                                  398,571                                          411,071
         7.50%, 11/15/2022                                   80,984                                           84,315
         7.00%, 12/15/2022                                  269,745                                          278,205
         7.00%, 1/15/2023                                   172,809                                          178,314
         7.00%, 2/15/2023                                   491,437                                          507,090
         7.50%, 2/15/2023                                    55,309                                           57,618
         7.00%, 3/15/2023                                    74,345                                           76,713
         7.50%, 5/15/2023                                   160,469                                          167,167
         7.50%, 6/15/2023                                    25,275                                           26,330
         7.00%, 7/15/2023                                   263,036                                          271,415
         7.00%, 8/15/2023                                   106,317                                          109,703
         6.50%, 9/15/2023                                   310,994                                          317,131
         6.00%, 10/15/2023                                  410,653                                          412,230
         6.50%, 10/15/2023                                  152,670                                          155,683
         7.00%, 10/15/2023                                   70,123                                           72,356
         7.50%, 10/15/2023                                   28,754                                           29,954
         6.00%, 11/15/2023                                  356,369                                          357,737
         6.50%, 11/15/2023                                   30,997                                           31,609
         7.50%, 11/15/2023                                  114,760                                          119,550
         6.00%, 12/15/2023                                  243,551                                          244,486
         6.50%, 12/15/2023                                  594,257                                          605,983
         7.00%, 12/15/2023                                  147,251                                          151,942
         6.00%, 1/15/2024                                   179,541                                          180,245
         6.50%, 1/15/2024                                   638,401                                          651,275
         6.00%, 2/15/2024                                   347,740                                          349,105
         6.00%, 3/15/2024                                    56,177                                           56,397
         6.50%, 3/15/2024                                    52,769                                           53,833
         6.50%, 4/15/2024                                    94,334                                           96,237
         6.50%, 7/15/2024                                   289,615                                          295,330
         7.50%, 8/15/2024                                    28,126                                           29,316
         7.25%, 9/15/2025                                    87,624                                           90,663
         6.50%, 10/15/2025                                   92,135                                           94,027
         6.50%, 1/15/2026                                    48,564                                           49,575
         7.00%, 1/15/2026                                    62,928                                           65,010
         6.50%, 3/15/2026                                    88,518                                           90,361
         7.00%, 5/15/2026                                    17,301                                           17,873
         7.00%, 1/15/2027                                    73,609                                           76,068
         7.00%, 3/15/2027                                    41,964                                           43,366
         7.50%, 4/15/2027                                    14,961                                           15,613
         7.50%, 5/15/2027                                    97,174                                          101,410
         7.50%, 6/15/2027                                    58,826                                           61,391
         7.00%, 11/15/2027                                  158,119                                          163,400
         7.00%, 12/15/2027                                  129,448                                          133,771
         6.50%, 2/15/2028                                    46,135                                           47,117
         7.00%, 4/15/2028                                   146,322                                          151,022
         8.00%, 12/15/2030                                   36,021                                           38,204
         7.00%, 5/15/2031                                    56,905                                           58,746
         6.50%, 7/15/2031                                    16,055                                           16,373
         7.00%, 7/15/2031                                    15,796                                           16,303
         7.00%, 9/15/2031                                    18,094                                           18,675
         6.50%, 10/15/2031                                   90,196                                           91,979
         7.00%, 2/15/2032                                    31,717                                           32,731
         6.50%, 7/15/2032                                   138,861                                          141,535
         6.00%, 8/15/2032                                   521,124                                          522,191
         6.00%, 9/15/2032                                   466,767                                          467,723
         6.00%, 2/15/2033                                   139,550                                          139,822
         6.00%, 1/20/2024                                    71,985                                           72,133
         6.00%, 4/20/2024                                   123,423                                          123,677
         6.50%, 4/20/2024                                    70,173                                           71,457
         6.00%, 5/20/2024                                   140,695                                          140,984
         6.00%, 10/20/2024                                   60,930                                           61,055
         6.00%, 9/20/2025                                   123,936                                          124,201
         6.00%, 11/20/2025                                   59,134                                           59,260
         6.50%, 7/20/2026                                    36,655                                           37,349
         6.00%, 10/20/2028                                   74,484                                           74,597
         6.50%, 10/20/2028                                   64,216                                           65,463
         5.50%, 5/20/2035                                 1,764,657                                        1,722,275
                                                                            -----------------------------------------
                                                                                                          17,244,714
                                                                            -----------------------------------------
      U.S. Treasury (13.33%)
         4.63%, 2/29/2008 (c)                             3,400,000                                        3,379,546
         4.13%, 8/15/2010 (c)                            15,000,000                                       14,573,430
         4.25%, 10/15/2010 (c)                            9,750,000                                        9,507,771
         4.25%, 8/15/2014 (c)                             3,000,000                                        2,859,843
         4.13%, 5/15/2015 (h)                             8,750,000                                        8,231,151
         4.25%, 8/15/2015 (h)                             1,700,000                                        1,611,015
         6.88%, 8/15/2025 (c)                             6,750,000                                        8,126,892
         6.13%, 8/15/2029 (c)                               500,000                                          564,961
         4.50%, 2/15/2036 (h)                             3,300,000                                        3,012,022
                                                                            -----------------------------------------
                                                                                                          51,866,631
                                                                            -----------------------------------------
      U.S. Treasury Inflation-Indexed Obligations
        (3.74%)
         3.88%, 1/15/2009 (c)                             7,000,000                                        8,947,185
         3.00%, 7/15/2012 (h)                             4,800,000                                        5,589,928
                                                                            -----------------------------------------
                                                                                                          14,537,113
                                                                            -----------------------------------------
      U.S. Treasury Strip (2.75%)
         0.00%, 11/15/2015 (c)(i)                         4,000,000                                        2,521,468
         0.00%, 5/15/2020 (c)(i)                         13,800,000                                        6,762,773
         0.00%, 8/15/2025 (i)                             3,750,000                                        1,405,894
                                                                            -----------------------------------------
                                                                                                          10,690,135
                                                                            -----------------------------------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT
        AGENCY OBLIGATIONS                              268,454,270
                                                                            -----------------------------------------
      SHORT TERM INVESTMENTS (1.85%)
      Commercial Paper (1.85%)
      Investment in Joint Trading Account; Federal
        Home Loan Bank
         5.05%, 8/ 1/2006                                 3,177,489                                        3,177,489
      Total Capital
         5.29%, 8/ 1/2006 (a)                             4,000,000                                        4,000,000
                                                                            -----------------------------------------
                                                                                                           7,177,489
                                                                            -----------------------------------------
      TOTAL SHORT TERM INVESTMENTS                                       $                                 7,177,489
                                                                            -----------------------------------------
      MONEY MARKET FUNDS (5.26%)
      BNY Institutional Cash Reserve Fund (a)            20,472,000                                       20,472,000
                                                                            -----------------------------------------
      TOTAL MONEY MARKET FUNDS                                           $                                20,472,000
                                                                            -----------------------------------------
      Total Investments                                                  $                               569,348,066
      Liabilities in Excess of
        Other Assets, Net - (46.36)%                                                                    (180,332,702)
                                                                            -----------------------------------------
      TOTAL NET ASSETS - 100.00%                                         $                               389,015,364
                                                                            =========================================
                                                                            -----------------------------------------



(a)  Security was purchased with the cash proceeds from securities loans.

(b)  Variable Rate

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $279,655 or 0.07% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23,133,391 or 5.95% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,806,972 or 2.01% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $18,304,369 or 4.71% of net assets.

(i)  Non-Income Producing Security



      Unrealized Appreciation (Depreciation)

      Unrealized Appreciation                                                             $1,951,794
      Unrealized Depreciation                                                            (7,574,539)
                                                                                      --------------
      Net Unrealized Appreciation (Depreciation)                                         (5,622,745)
      Cost for federal income tax purposes                                               574,970,811


                  SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS

                                                                                                     Unrealized
                                                                                                    Notional Appreciation/
      Description                                                                    Amount         (Depreciation)
      ---------------------- ------------------------------------------------------------------      --------------
      Receive a monthly return equal to the Lehman ERISA
      Eligible CMBS Index and pay monthly a floating rate                             $2,400,000          $23,648
      based on 1-month LIBOR with Morgan Stanley.  Expires
      November 2006.



                                                      SCHEDULE OF FUTURES CONTRACTS
                                                                                          Current                 Unrealized
                                        Number of        Original                         Market                Appreciation/
      Type                              Contracts         Value                            Value               (Depreciation)
      --------------------------------------------- ---------------------------------- ------------------- --------------------
      Buy:
      U.S. 2 Year Note; September 2006     100           $20,314,875                     $20,346,875                  $32,000
      Sell:
      U.S. 10 Year Note; September 2006    281            29,499,047                      29,794,781                (295,734)
      U.S. 5 Year Note; September 2006     270            28,051,406                      28,139,062                 (87,656)

      Portfolio Summary (unaudited)
      ----------------------------- ----------------------------------
      Sector                                                  Percent
      ----------------------------- ----------------------------------
      Mortgage Securities                                      83.74%
      Government                                               34.28%
      Asset Backed Securities                                  21.06%
      Financial                                                 6.25%
      Energy                                                    1.03%
      Liabilities in Excess of                              (-46.36%)
      Other Assets, Net
                                                       ---------------
      TOTAL NET ASSETS                                        100.00%
                                                       ===============

      Other Assets Summary (unaudited)
      ----------------------------- ----------------------------------
      Asset Type                                              Percent
      ----------------------------- ----------------------------------
      Futures                                                  20.12%
      Total Return Swaps                                        0.01%




Schedule of Investments
July 31, 2006 (unaudited)
High Quality Intermediate-Term Bond Fund

                                                          Principal
                                                            Amount                       Value
                                                        ------------------------- ------------------------------
BONDS (67.41%)
Aerospace & Defense Equipment (0.01%)
United Technologies Corp
      6.10%, 5/15/2012                                                  $15,000                        $15,348
                                                                                  ------------------------------

Agricultural Operations (0.51%)
Archer-Daniels-Midland Co
      5.94%, 10/ 1/2032                                                   10,000                          9,746
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                                  265,000                        257,056
      5.88%, 5/15/2013                                                   300,000                        293,926
      5.10%, 7/15/2015                                                   100,000                         91,448
                                                                                  ------------------------------
                                                                                                        652,176
                                                                                  ------------------------------
Appliances (0.08%)
Whirlpool Corp
      5.90%, 6/15/2009 (a)                                               100,000                        100,124
                                                                                  ------------------------------

Asset Backed Securities (5.15%)
Ameriquest Mortgage Securities Inc
      5.69%, 3/25/2035 (a)                                                95,213                         95,303
      5.61%, 7/25/2035 (a)                                               146,627                        146,824
Carrington Mortgage Loan Trust
      5.65%, 1/25/2035 (a)                                               140,397                        140,496
      5.54%, 9/25/2035 (a)                                               141,289                        141,318
      5.66%, 12/25/2035 (a)(b)                                           550,000                        551,098
Chase Funding Mortgage Loan Asset-Backed Certificates
      5.68%, 9/25/2033 (a)                                                35,268                         35,367
      5.88%, 9/25/2033 (a)                                               120,000                        120,411
      5.61%, 12/25/2033 (a)                                               32,796                         32,837
Citigroup Mortgage Loan Trust Inc
      5.48%, 7/25/2035 (a)                                                79,764                         79,770
Countrywide Asset-Backed Certificates
      6.46%, 1/25/2034 (a)                                               325,000                        329,714
      5.68%, 2/25/2036 (a)(b)                                            800,000                        801,654
      5.64%, 4/25/2036 (a)(b)                                            625,000                        626,446
Countrywide Home Equity Loan Trust
      5.60%, 12/15/2035 (a)                                              255,750                        255,858
GMAC Mortgage Corp Loan Trust
      5.45%, 8/25/2035 (a)                                               425,000                        425,047
      5.56%, 8/25/2035 (a)                                               300,000                        300,395
Long Beach Mortgage Loan Trust
      5.92%, 6/25/2034 (a)                                                40,000                         40,043
      5.65%, 7/25/2034 (a)                                                44,842                         44,809
      5.65%, 6/25/2035 (a)                                               225,000                        225,337
      5.50%, 7/25/2035 (a)                                                90,747                         90,759
Merrill Lynch Mortgage Investors Inc
      5.95%, 1/25/2035 (a)                                               107,937                        108,044
Morgan Stanley ABS Capital I
      5.65%, 7/25/2035 (a)                                               180,000                        180,342
MSDWCC Heloc Trust
      5.57%, 7/25/2017 (a)                                               120,975                        121,058
Nomura Asset Acceptance Corp
      5.61%, 6/25/2035 (a)                                                67,035                         67,050
Park Place Securities Inc
      5.60%, 1/25/2036 (a)                                                92,022                         92,116
Popular ABS Mortgage Pass-Through Trust
      5.65%, 11/25/2035 (a)                                              275,000                        275,568
Residential Asset Mortgage Products Inc
      5.65%, 7/25/2035 (a)                                               375,000                        375,665
SACO I Inc
      5.65%, 4/25/2035 (a)                                                81,680                         81,691
Saxon Asset Securities Trust
      5.73%, 12/26/2034 (a)                                              384,391                        385,097
      5.60%, 3/25/2035 (a)                                               216,795                        216,939
      5.91%, 3/25/2035 (a)                                               250,000                        250,976
                                                                                  ------------------------------
                                                                                                      6,638,032
                                                                                  ------------------------------
Auto - Car & Light Trucks (0.52%)
DaimlerChrysler NA Holding Corp
      6.16%, 8/ 8/2006 (a)                                               200,000                        200,012
      5.78%, 9/10/2007 (a)                                               100,000                        100,301
      5.74%, 3/13/2009 (a)(b)                                            325,000                        325,338
      7.30%, 1/15/2012                                                    45,000                         47,310
                                                                                  ------------------------------
                                                                                                        672,961
                                                                                  ------------------------------
Automobile Sequential (0.35%)
Capital Auto Receivables Asset Trust
      3.92%, 11/16/2009                                                  250,000                        243,469
Chase Manhattan Auto Owner Trust
      2.06%, 12/15/2009                                                   35,419                         34,497
Nissan Auto Receivables Owner Trust
      2.70%, 12/17/2007                                                   23,455                         23,314
WFS Financial Owner Trust
      4.50%, 5/17/2013                                                   150,000                        146,617
                                                                                  ------------------------------
                                                                                                        447,897
                                                                                  ------------------------------
Beverages - Non-Alcoholic (0.01%)
Bottling Group LLC
      4.63%, 11/15/2012                                                   15,000                         14,290
                                                                                  ------------------------------

Beverages - Wine & Spirits (0.56%)
Diageo Capital PLC
      5.59%, 4/20/2007 (a)                                               525,000                        525,497
      3.50%, 11/19/2007                                                   15,000                         14,613
Diageo Finance BV
      5.50%, 4/ 1/2013 (c)                                               190,000                        187,075
                                                                                  ------------------------------
                                                                                                        727,185
                                                                                  ------------------------------
Brewery (0.47%)
Anheuser-Busch Cos Inc
      4.38%, 1/15/2013                                                    30,000                         28,049
Cia Brasileira de Bebidas
      10.50%, 12/15/2011                                                 135,000                        158,625
Coors Brewing Co
      6.38%, 5/15/2012                                                    50,000                         51,212
FBG Finance Ltd
      5.13%, 6/15/2015 (c)(d)                                            175,000                        162,539
SABMiller PLC
      6.50%, 7/ 1/2016 (d)                                               200,000                        204,978
                                                                                  ------------------------------
                                                                                                        605,403
                                                                                  ------------------------------
Broadcasting Services & Programming (0.01%)
Grupo Televisa SA
      8.50%, 3/11/2032                                                    15,000                         17,560
                                                                                  ------------------------------

Building - Residential & Commercial (0.01%)
Centex Corp
      5.80%, 9/15/2009                                                    15,000                         14,872
                                                                                  ------------------------------

Building & Construction Products - Miscellaneous
(0.30%)
CRH America Inc
      6.95%, 3/15/2012 (c)                                                74,000                         77,290
      5.30%, 10/15/2013                                                  100,000                         95,527
      6.40%, 10/15/2033                                                   15,000                         14,751
Masco Corp
      5.53%, 3/ 9/2007 (a)(d)                                            200,000                        200,126
                                                                                  ------------------------------
                                                                                                        387,694
                                                                                  ------------------------------
Building Products - Cement & Aggregate (0.14%)
Lafarge SA
      6.15%, 7/15/2011                                                    95,000                         95,611
      6.50%, 7/15/2016                                                    80,000                         80,351
                                                                                  ------------------------------
                                                                                                        175,962
                                                                                  ------------------------------
Building Products - Wood (0.03%)
Norbord Inc
      7.25%, 7/ 1/2012                                                    35,000                         36,462
                                                                                  ------------------------------

Cable TV (0.37%)
Comcast Cable Communications Holdings Inc
      8.38%, 3/15/2013                                                    67,000                         75,039
Comcast Corp
      5.90%, 3/15/2016                                                   120,000                        116,913
      7.05%, 3/15/2033                                                   100,000                        102,052
COX Communications Inc
      4.63%, 1/15/2010                                                    40,000                         38,432
      6.75%, 3/15/2011 (c)                                                70,000                         71,829
      7.13%, 10/ 1/2012                                                   65,000                         67,684
                                                                                  ------------------------------
                                                                                                        471,949
                                                                                  ------------------------------
Casino Hotels (0.20%)
Harrah's Operating Co Inc
      5.50%, 7/ 1/2010                                                    80,000                         78,506
      5.75%, 10/ 1/2017                                                  190,000                        174,690
                                                                                  ------------------------------
                                                                                                        253,196
                                                                                  ------------------------------
Cellular Telecommunications (0.90%)
America Movil SA de CV
      6.11%, 4/27/2007 (a)                                               275,000                        275,275
      5.75%, 1/15/2015                                                    45,000                         43,427
Cingular Wireless LLC
      7.13%, 12/15/2031 (c)                                               15,000                         15,809
New Cingular Wireless Services Inc
      8.13%, 5/ 1/2012                                                   250,000                        277,030
Nextel Communications Inc
      5.95%, 3/15/2014                                                   175,000                        169,590
Verizon Wireless Capital LLC
      5.38%, 12/15/2006 (c)                                              200,000                        199,957
Vodafone Group PLC
      7.75%, 2/15/2010                                                    30,000                         31,876
      5.67%, 6/15/2011 (a)                                               145,000                        144,880
                                                                                  ------------------------------
                                                                                                      1,157,844
                                                                                  ------------------------------
Chemicals - Diversified (0.27%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                                   245,000                        244,247

EI Du Pont de Nemours & Co
      4.75%, 11/15/2012                                                   15,000                         14,273
ICI Wilmington Inc
      5.63%, 12/ 1/2013                                                   95,000                         91,739
                                                                                  ------------------------------
                                                                                                        350,259
                                                                                  ------------------------------
Coatings & Paint (0.13%)
Valspar Corp
      6.00%, 5/ 1/2007                                                   165,000                        165,327
                                                                                  ------------------------------

Commercial Banks (1.10%)
BOI Capital Funding No 2 LP
      5.57%, 8/29/2049 (a)(d)                                            115,000                        108,299
Commonwealth Bank of Australia
      6.02%, 3/15/2036 (d)                                               120,000                        115,555
Glitnir Banki HF
      5.67%, 10/15/2008 (a)(d)                                           125,000                        124,115
      4.75%, 10/15/2010 (d)                                               55,000                         52,659
KeyBank NA
      5.28%, 11/ 3/2009 (a)                                              300,000                        300,551
Union Planters Bank NA
      5.13%, 6/15/2007                                                   240,000                        239,262
United Overseas Bank Ltd
      4.50%, 7/ 2/2013 (d)                                                20,000                         18,386
US Bank NA
      6.38%, 8/ 1/2011 (c)                                                40,000                         41,545
VTB Capital SA for Vneshtorgbank
      6.17%, 9/21/2007 (a)(d)                                            115,000                        115,282
Wachovia Bank NA
      4.88%, 2/ 1/2015                                                   130,000                        121,692
Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                                    50,000                         53,845
Woori Bank
      6.13%, 5/ 3/2016 (a)(c)(d)                                         125,000                        124,515
                                                                                  ------------------------------
                                                                                                      1,415,706
                                                                                  ------------------------------
Commercial Services - Finance (0.01%)
Equifax Inc
      4.95%, 11/ 1/2007                                                   10,000                          9,861
                                                                                  ------------------------------

Computers (0.01%)
Hewlett-Packard Co
      6.50%, 7/ 1/2012                                                    15,000                         15,662
                                                                                  ------------------------------

Computers - Integrated Systems (0.00%)
NCR Corp
      7.13%, 6/15/2009                                                     5,000                          5,127
                                                                                  ------------------------------

Consumer Products - Miscellaneous (0.29%)
Fortune Brands Inc
      5.13%, 1/15/2011                                                   255,000                        246,968
      5.38%, 1/15/2016                                                   120,000                        111,857
      5.88%, 1/15/2036                                                    15,000                         13,400
                                                                                  ------------------------------
                                                                                                        372,225
                                                                                  ------------------------------
Credit Card Asset Backed Securities (3.35%)
American Express Credit Account Master Trust
      5.62%, 9/15/2011 (a)                                                70,000                         70,269
      4.35%, 12/15/2011                                                  200,000                        195,116
Arran
      5.55%, 12/15/2010 (a)(e)                                           425,000                        425,285
Bank One Issuance Trust
      3.59%, 5/17/2010                                                   100,000                         97,963
      5.69%, 3/15/2012 (a)                                               300,000                        301,733
Capital One Multi-Asset Execution Trust
      5.59%, 12/15/2009 (a)                                              445,000                        444,994
Chase Credit Card Master Trust
      5.57%, 5/15/2009 (a)                                               275,000                        274,997
      5.70%, 1/17/2011 (a)                                               325,000                        326,568
      5.72%, 2/15/2011 (a)                                               275,000                        276,799
Citibank Credit Card Issuance Trust
      5.79%, 6/25/2009 (a)                                               275,000                        275,491
Citibank Credit Card Master Trust I
      5.59%, 3/10/2011 (a)                                               150,000                        150,696
      5.88%, 3/10/2011                                                   150,000                        151,952
Discover Card Master Trust I
      5.61%, 5/15/2012 (a)                                               425,000                        426,846
First USA Credit Card Master Trust
      5.73%, 4/18/2011 (a)                                               300,000                        301,643
GE Capital Credit Card Master Note Trust
      5.57%, 6/15/2011 (a)                                               325,000                        325,219
Providian Master Note Trust
      5.10%, 11/15/2012 (d)                                              275,000                        272,504
                                                                                  ------------------------------
                                                                                                      4,318,075
                                                                                  ------------------------------
Data Processing & Management (0.08%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                                                   100,000                         99,431
                                                                                  ------------------------------

Diversified Financial Services (0.36%)
General Electric Capital Corp
      7.38%, 1/19/2010                                                   105,000                        111,229
      4.25%, 12/ 1/2010                                                  275,000                        262,811
      6.00%, 6/15/2012                                                    85,000                         86,870
                                                                                  ------------------------------
                                                                                                        460,910
                                                                                  ------------------------------
Diversified Manufacturing Operations (0.01%)
Parker Hannifin Corp
      4.88%, 2/15/2013                                                    10,000                          9,609
                                                                                  ------------------------------

Diversified Minerals (0.09%)
BHP Billiton Finance USA Ltd
      4.80%, 4/15/2013                                                    15,000                         14,309
Teck Cominco Ltd
      6.13%, 10/ 1/2035                                                  110,000                         99,215
                                                                                  ------------------------------
                                                                                                        113,524
                                                                                  ------------------------------
Electric - Distribution (0.12%)
Detroit Edison Co
      5.70%, 10/ 1/2037                                                  165,000                        148,858
                                                                                  ------------------------------

Electric - Generation (0.06%)
Korea East-West Power Co Ltd
      4.88%, 4/21/2011 (d)                                                30,000                         28,870
Tenaska Virginia Partners LP
      6.12%, 3/30/2024 (d)                                                47,869                         47,207
                                                                                  ------------------------------
                                                                                                         76,077
                                                                                  ------------------------------
Electric - Integrated (2.79%)
AmerenEnergy Generating Co
      7.95%, 6/ 1/2032                                                    10,000                         11,689
AmerenUE
      5.40%, 2/ 1/2016                                                   115,000                        110,550
Appalachian Power Co
      5.83%, 6/29/2007 (a)                                               300,000                        300,745
Arizona Public Service Co
      6.50%, 3/ 1/2012                                                    25,000                         25,492
      5.80%, 6/30/2014                                                    85,000                         82,951
Carolina Power & Light Co
      6.50%, 7/15/2012                                                    35,000                         36,218
      5.25%, 12/15/2015                                                   85,000                         81,421
      8.63%, 9/15/2021                                                    75,000                         92,595
CenterPoint Energy Houston Electric LLC
      5.70%, 3/15/2013                                                    90,000                         89,024
Cincinnati Gas & Electric
      5.40%, 6/15/2033                                                    70,000                         60,431
Commonwealth Edison Co
      5.90%, 3/15/2036                                                    70,000                         65,372
Consolidated Edison Co of New York
      4.88%, 2/ 1/2013                                                    15,000                         14,345
Consumers Energy Co
      4.25%, 4/15/2008                                                    10,000                          9,766
Dayton Power & Light Co/The
      5.12%, 10/ 1/2013 (a)                                               25,000                         24,036
Dominion Resources Inc/VA
      8.13%, 6/15/2010                                                    75,000                         80,963
      5.95%, 6/15/2035                                                    65,000                         59,653
DTE Energy Co
      7.05%, 6/ 1/2011                                                    30,000                         31,393
      6.35%, 6/ 1/2016                                                    65,000                         65,470
Duquesne Light Holdings Inc
      5.50%, 8/15/2015                                                   125,000                        114,643
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                                    20,000                         19,213
      6.02%, 12/ 8/2008 (a)(d)                                           120,000                        120,148
Exelon Corp
      4.45%, 6/15/2010                                                    55,000                         52,720
Florida Power & Light Co
      5.40%, 9/ 1/2035                                                   110,000                         99,571
Florida Power Corp
      4.80%, 3/ 1/2013                                                     5,000                          4,740
Georgia Power Co
      5.35%, 2/17/2009 (a)                                               295,000                        295,827
Midamerican Energy Co
      6.75%, 12/30/2031                                                   35,000                         37,072
Midamerican Energy Holdings Co
      4.63%, 10/ 1/2007                                                  225,000                        222,633
Nisource Finance Corp
      3.20%, 11/ 1/2006                                                   15,000                         14,908
Northeast Utilities
      3.30%, 6/ 1/2008                                                    15,000                         14,377
Northern States Power-Minnesota
      5.25%, 7/15/2035                                                    65,000                         57,371
Pepco Holdings Inc
      5.50%, 8/15/2007                                                    15,000                         14,982
PPL Electric Utilities Corp
      4.30%, 6/ 1/2013                                                    15,000                         13,675
PPL Energy Supply LLC
      5.40%, 8/15/2014                                                    65,000                         62,226
      6.20%, 5/15/2016                                                   125,000                        125,449
PSEG Power LLC
      6.95%, 6/ 1/2012                                                   210,000                        219,572
PSI Energy Inc
      6.05%, 6/15/2016                                                    40,000                         39,765
Puget Energy Inc
      3.36%, 6/ 1/2008                                                    25,000                         23,980
Southern California Edison Co
      5.00%, 1/15/2014                                                    25,000                         23,848
      5.00%, 1/15/2016                                                    80,000                         75,175
      5.35%, 7/15/2035                                                   100,000                         88,627
Southern Co Capital Funding Inc
      5.30%, 2/ 1/2007                                                    15,000                         14,949
Tampa Electric Co
      6.55%, 5/15/2036                                                    65,000                         66,195
TXU Electric Delivery Co
      6.38%, 5/ 1/2012                                                   175,000                        178,137
      7.00%, 5/ 1/2032                                                    85,000                         89,716
TXU Energy Co LLC
      6.13%, 3/15/2008                                                    15,000                         15,074
Virginia Electric and Power Co
      4.50%, 12/15/2010                                                   85,000                         81,173
      5.40%, 1/15/2016                                                   115,000                        109,922
Xcel Energy Inc
      6.50%, 7/ 1/2036                                                    65,000                         65,080
                                                                                  ------------------------------
                                                                                                      3,602,882
                                                                                  ------------------------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
      6.00%, 8/15/2032                                                     5,000                          5,013
                                                                                  ------------------------------

Electronic Components - Semiconductors (0.09%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013 (c)                                               120,000                        116,625
                                                                                  ------------------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
      4.50%, 8/12/2009                                                    60,000                         58,158
                                                                                  ------------------------------

Finance - Auto Loans (0.08%)
Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (d)                                               105,000                        101,066
                                                                                  ------------------------------

Finance - Commercial (0.55%)
Caterpillar Financial Services Corp
      5.50%, 7/27/2007 (a)                                               300,000                        300,152
      5.05%, 12/ 1/2010                                                  125,000                        122,787
CIT Group Inc
      5.37%, 2/15/2007 (a)                                               145,000                        145,162
      5.80%, 7/28/2011                                                   125,000                        125,380
      5.00%, 2/13/2014                                                    15,000                         14,184
                                                                                  ------------------------------
                                                                                                        707,665
                                                                                  ------------------------------
Finance - Consumer Loans (1.10%)
American General Finance Corp
      5.75%, 3/15/2007                                                    40,000                         40,058
HSBC Finance Corp
      4.13%, 12/15/2008 (c)                                               20,000                         19,417
      4.13%, 11/16/2009 (f)                                              355,000                        340,289
      5.45%, 11/16/2009 (a)                                              250,000                        251,322
      7.00%, 5/15/2012                                                   180,000                        191,440
      4.75%, 7/15/2013                                                   170,000                        160,000

John Deere Capital Corp
      7.00%, 3/15/2012                                                    20,000                         21,245
SLM Corp
      5.60%, 1/25/2007 (a)                                               250,000                        250,211
      4.75%, 3/ 2/2009 (a)                                                50,000                         47,790
      5.66%, 7/26/2010 (a)                                               100,000                         99,933
                                                                                  ------------------------------
                                                                                                      1,421,705
                                                                                  ------------------------------
Finance - Credit Card (0.40%)
American Express Co
      4.88%, 7/15/2013                                                    15,000                         14,408
Capital One Bank
      5.00%, 6/15/2009                                                   110,000                        108,288
Capital One Financial Corp
      4.80%, 2/21/2012                                                   130,000                        123,469
      5.50%, 6/ 1/2015                                                   125,000                        119,611
MBNA Corp
      5.58%, 5/ 5/2008 (a)                                               150,000                        151,099
                                                                                  ------------------------------
                                                                                                        516,875
                                                                                  ------------------------------
Finance - Investment Banker & Broker (3.64%)
Banque Paribas/New York
      6.88%, 3/ 1/2009                                                    25,000                         25,810
Bear Stearns Cos Inc/The
      5.30%, 10/30/2015                                                   50,000                         47,942
Citigroup Inc
      5.32%, 5/18/2010 (a)                                               250,000                        250,695
      6.63%, 6/15/2032                                                    55,000                         58,061
      5.88%, 2/22/2033                                                   105,000                        100,448
Credit Suisse USA Inc
      5.75%, 1/15/2010 (a)                                               150,000                        150,593
      6.50%, 1/15/2012                                                    50,000                         51,890
Goldman Sachs Group Inc
      3.88%, 1/15/2009                                                   360,000                        346,874
      5.84%, 7/23/2009 (a)                                               150,000                        150,983
      5.44%, 3/ 2/2010 (a)                                               200,000                        200,299
      5.15%, 1/15/2014                                                   135,000                        129,119
      6.45%, 5/ 1/2036                                                   185,000                        181,669
Jefferies Group Inc
      6.25%, 1/15/2036                                                    90,000                         83,410
JPMorgan Chase & Co
      5.70%, 10/ 2/2009 (a)(c)                                           150,000                        150,614
      6.75%, 2/ 1/2011                                                    60,000                         62,817
      4.75%, 3/ 1/2015                                                   135,000                        125,175
      5.25%, 5/ 1/2015                                                   295,000                        282,018
Lehman Brothers Holdings Inc
      5.41%, 11/10/2009 (a)                                              275,000                        276,137
Merrill Lynch & Co Inc
      7.00%, 1/15/2007                                                    45,000                         45,329
      5.41%, 2/ 6/2009 (a)                                               380,000                        381,788
      4.71%, 3/ 2/2009 (a)                                                20,000                         19,379
      5.37%, 2/ 5/2010 (a)                                               175,000                        175,630
      5.77%, 7/25/2011 (c)                                               190,000                        191,000
      6.05%, 5/16/2016                                                   190,000                        190,425
Morgan Stanley
      5.64%, 1/12/2007 (a)                                               150,000                        150,107
      5.79%, 1/15/2010 (a)                                               525,000                        527,654
      5.30%, 3/ 1/2013                                                    20,000                         19,536
      4.75%, 4/ 1/2014                                                   340,000                        315,763
                                                                                  ------------------------------
                                                                                                      4,691,165
                                                                                  ------------------------------

Finance - Leasing Company (0.16%)
EntreCap Financial Corp
      5.75%, 8/15/2008                                                    30,000                         30,187
International Lease Finance Corp
      5.91%, 1/15/2010 (a)                                               170,000                        170,935
                                                                                  ------------------------------
                                                                                                        201,122
                                                                                  ------------------------------
Finance - Mortgage Loan/Banker (3.59%)
Countrywide Financial Corp
      5.67%, 12/19/2008 (a)                                              145,000                        145,297
      6.25%, 5/15/2016 (c)                                               125,000                        124,392
Countrywide Home Loans Inc
      4.25%, 12/19/2007                                                  100,000                         98,250
Fannie Mae
      3.70%, 11/ 1/2007                                                   45,000                         44,071
      2.88%, 5/19/2008                                                    50,000                         47,927
      6.13%, 3/15/2012 (c)                                               475,000                        493,834
      5.69%, 2/25/2018 (a)                                               144,602                        144,977
      5.64%, 11/25/2022 (a)                                              161,068                        161,635
      5.59%, 1/25/2023 (a)                                               197,777                        198,114
      7.25%, 5/15/2030                                                   225,000                        276,453
      5.69%, 2/25/2032 (a)                                               218,247                        218,829
      5.64%, 3/25/2035 (a)                                               265,160                        265,273
Fannie Mae Whole Loan
      5.59%, 5/25/2035 (a)                                               278,815                        279,561
Freddie Mac
      2.65%, 5/30/2008                                                   250,000                        238,714
      4.75%, 5/ 6/2013                                                    75,000                         71,372
      5.67%, 5/15/2013 (a)                                               105,493                        105,593
      4.63%, 5/28/2013                                                    80,000                         75,175
      5.82%, 6/15/2023 (a)                                               157,884                        159,356
      5.72%, 2/15/2030 (a)                                               158,717                        159,263
      6.25%, 7/15/2032 (c)                                               750,000                        826,082
Residential Capital Corp
      6.87%, 6/29/2007 (a)                                               150,000                        150,756
      6.00%, 2/22/2011                                                   280,000                        274,761
      6.50%, 4/17/2013                                                    70,000                         69,638
                                                                                  ------------------------------
                                                                                                      4,629,323
                                                                                  ------------------------------
Finance - Other Services (0.02%)
National Rural Utilities Cooperative Finance Corp
      5.75%, 8/28/2009                                                    30,000                         30,219
                                                                                  ------------------------------

Food - Miscellaneous/Diversified (0.05%)
HJ Heinz Finance Co
      6.75%, 3/15/2032                                                    15,000                         14,854
Kraft Foods Inc
      4.63%, 11/ 1/2006                                                   45,000                         44,885
                                                                                  ------------------------------
                                                                                                         59,739
                                                                                  ------------------------------
Food - Retail (0.24%)
Safeway Inc
      5.83%, 3/27/2009 (a)                                               125,000                        125,093
      5.80%, 8/15/2012 (c)                                               185,000                        182,273
                                                                                  ------------------------------
                                                                                                        307,366
                                                                                  ------------------------------
Food - Wholesale & Distribution (0.01%)
Sysco International Co
      6.10%, 6/ 1/2012 (c)                                                15,000                         15,352
                                                                                  ------------------------------

Gas - Distribution (0.05%)
KeySpan Corp
      7.63%, 11/15/2010                                                   10,000                         10,679
Sempra Energy
      4.75%, 5/15/2009                                                    60,000                         58,692
                                                                                  ------------------------------
                                                                                                         69,371
                                                                                  ------------------------------
Home Equity - Other (7.16%)
AAA Trust
      5.67%, 2/27/2035 (a)(d)                                            183,980                        184,367
ACE Securities Corp
      5.61%, 3/25/2035 (a)                                               100,000                        100,074
      5.60%, 5/25/2035 (a)                                               160,000                        160,243
      5.50%, 7/25/2035 (a)                                               122,523                        122,539
      5.64%, 7/25/2035 (a)                                               300,000                        300,400
      5.60%, 8/25/2035 (a)                                               550,000                        550,233
      5.59%, 10/25/2035 (a)                                              400,000                        400,174
Asset Backed Funding Certificates
      5.65%, 2/25/2035 (a)                                               103,059                        103,107
      5.56%, 6/25/2035 (a)                                               550,000                        550,173
Bear Stearns Asset Backed Securities Inc
      6.04%, 2/25/2034 (a)                                               215,376                        215,595
      5.99%, 3/25/2034 (a)                                               205,000                        204,996
      5.63%, 2/25/2035 (a)                                               254,935                        255,075
CDC Mortgage Capital Trust
      5.96%, 6/25/2034 (a)                                               159,374                        159,697
Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (a)(e)                                            225,000                        226,480
Encore Credit Receivables Trust
      5.59%, 2/25/2035 (a)                                               278,857                        278,992
First NLC Trust
      5.61%, 5/25/2035 (a)                                               285,502                        285,632
      5.69%, 9/25/2035 (a)                                               200,000                        200,275
First-Citizens Home Equity Loan LLC
      5.58%, 9/15/2022 (a)(d)                                            185,524                        185,098
IXIS Real Estate Capital Trust
      5.63%, 12/25/2035 (a)                                              260,000                        260,346
Master Asset Backed Securities Trust
      7.04%, 8/25/2033 (a)                                               172,803                        173,352
      5.61%, 12/25/2034 (a)                                              262,022                        262,197
Morgan Stanley ABS Capital I
      5.60%, 12/25/2034 (a)                                              109,955                        110,069
      6.26%, 12/25/2034 (a)                                               50,000                         50,458
      5.48%, 7/25/2035 (a)                                               102,430                        102,453
      5.64%, 9/25/2035 (a)                                               500,000                        500,953
Morgan Stanley Home Equity Loans
      5.50%, 8/25/2035 (a)                                               249,047                        249,109
New Century Home Equity Loan Trust
      6.10%, 1/25/2034 (a)                                               183,130                        184,667
      5.68%, 3/25/2035 (a)                                               150,936                        151,121
      5.65%, 7/25/2035 (a)                                               125,000                        125,298
Nomura Home Equity Loan Inc
      5.51%, 5/25/2035 (a)                                               139,452                        139,478
      5.60%, 5/25/2035 (a)                                               200,000                        200,271
Option One Mortgage Loan Trust
      5.92%, 5/25/2034 (a)                                               125,000                        125,391
      6.44%, 5/25/2034 (a)                                               125,000                        124,998
      5.69%, 11/25/2034 (a)                                               17,921                         17,935
      5.63%, 2/25/2035 (a)                                               131,677                        131,853
      6.38%, 2/25/2035 (a)                                                50,000                         50,457
Option One Mortgage Loan Trust (continued)
      5.64%, 8/25/2035 (a)                                               175,000                        175,365
Residential Asset Securities Corp
      7.18%, 4/25/2032 (a)                                                 5,720                          5,728
      5.83%, 10/25/2033 (a)                                               90,482                         90,705
      6.54%, 3/25/2035 (a)                                                75,000                         75,426
      5.55%, 7/25/2035 (a)                                               525,000                        525,317
      5.65%, 7/25/2035 (a)                                               250,000                        250,771
Saxon Asset Securities Trust
      6.51%, 3/25/2035 (a)                                               225,000                        226,108
Structured Asset Securities Corp
      5.60%, 3/25/2035 (a)                                               265,828                        265,888
Wells Fargo Home Equity Trust
      5.88%, 4/25/2034 (a)                                               175,000                        174,999
                                                                                  ------------------------------
                                                                                                      9,233,863
                                                                                  ------------------------------
Home Equity - Sequential (0.07%)
New Century Home Equity Loan Trust
      3.56%, 11/25/2033                                                   90,603                         90,128
                                                                                  ------------------------------

Industrial Gases (0.02%)
Praxair Inc
      6.38%, 4/ 1/2012                                                    25,000                         25,906
                                                                                  ------------------------------

Insurance Brokers (0.27%)
AON Corp
      8.21%, 1/ 1/2027 (c)                                                60,000                         65,846
Marsh & McLennan Cos Inc
      5.64%, 7/13/2007 (a)                                               275,000                        274,886
      3.63%, 2/15/2008                                                    10,000                          9,692
                                                                                  ------------------------------
                                                                                                        350,424
                                                                                  ------------------------------
Investment Companies (0.11%)
Canadian Oil Sands Ltd
      4.80%, 8/10/2009 (d)                                               150,000                        145,801
                                                                                  ------------------------------

Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc
      5.35%, 11/15/2010                                                  140,000                        138,554
                                                                                  ------------------------------

Life & Health Insurance (0.54%)
AmerUs Group Co
      5.95%, 8/15/2015                                                    55,000                         54,797
Hartford Life Global Funding Trusts
      5.50%, 9/15/2009 (a)                                               300,000                        300,837
Lincoln National Corp
      5.25%, 6/15/2007                                                    20,000                         19,883
Prudential Financial Inc
      5.46%, 6/13/2008 (a)                                               150,000                        150,284
      4.75%, 4/ 1/2014                                                   150,000                        139,827
Torchmark Corp
      6.25%, 12/15/2006                                                   35,000                         35,013
                                                                                  ------------------------------
                                                                                                        700,641
                                                                                  ------------------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
      5.13%, 6/ 1/2007                                                    10,000                          9,962
                                                                                  ------------------------------

Medical - Drugs (0.21%)
Allergan Inc
      5.75%, 4/ 1/2016 (d)                                               160,000                        157,777
Eli Lilly & Co
      6.00%, 3/15/2012                                                    25,000                         25,636
Teva Pharmaceutical Finance LLC
      5.55%, 2/ 1/2016                                                    30,000                         28,249
      6.15%, 2/ 1/2036                                                    60,000                         54,221
                                                                                  ------------------------------
                                                                                                        265,883
                                                                                  ------------------------------
Medical - HMO (0.01%)
WellPoint Inc
      6.80%, 8/ 1/2012                                                    15,000                         15,781
                                                                                  ------------------------------

Medical Instruments (0.08%)
Boston Scientific Corp
      6.00%, 6/15/2011                                                   110,000                        109,348
                                                                                  ------------------------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
      5.45%, 11/ 1/2015                                                  100,000                         95,857
                                                                                  ------------------------------

Metal - Aluminum (0.02%)
Alcoa Inc
      7.38%, 8/ 1/2010                                                    30,000                         31,971
                                                                                  ------------------------------

Metal - Diversified (0.11%)
Falconbridge Ltd
      7.35%, 6/ 5/2012                                                    10,000                         10,511
      7.25%, 7/15/2012                                                   110,000                        115,119
      5.38%, 6/ 1/2015                                                    15,000                         13,870
                                                                                  ------------------------------
                                                                                                        139,500
                                                                                  ------------------------------
Mortgage Backed Securities (19.09%)
Adjustable Rate Mortgage Trust
      5.96%, 2/25/2035 (a)                                               198,206                        199,689
      5.10%, 11/25/2035 (a)                                              140,000                        137,834
Banc of America Commercial Mortgage Inc
      7.33%, 11/15/2031                                                  150,000                        157,494
      4.67%, 7/10/2043                                                   265,000                        246,483
      4.86%, 7/10/2043                                                   265,000                        249,818
      5.12%, 7/11/2043                                                   250,000                        245,075
Bear Stearns Adjustable Rate Mortgage Trust
      3.51%, 6/25/2034 (a)                                                75,000                         71,765
      5.11%, 8/25/2035 (a)                                               608,705                        604,398
Bear Stearns Commercial Mortgage Securities Inc
      5.69%, 6/15/2017 (a)(d)                                            300,000                        299,906
      3.97%, 11/11/2035                                                   89,219                         86,506
      0.58%, 5/11/2039 (a)(d)                                          3,683,809                         70,770
      3.24%, 2/11/2041                                                   279,925                        268,215
Bella Vista Mortgage Trust
      5.70%, 1/22/2045 (a)                                               173,400                        173,825
      5.63%, 5/20/2045 (a)                                               173,173                        173,694
Chase Commercial Mortgage Securities Corp
      7.32%, 10/15/2032                                                  300,000                        317,282
Countrywide Alternative Loan Trust
      5.64%, 5/25/2034 (a)                                               175,000                        175,007
      5.60%, 5/25/2035 (a)                                               193,621                        193,984
      5.59%, 7/20/2035 (a)(e)                                            184,908                        185,671
Countrywide Asset-Backed Certificates
      5.51%, 11/25/2035 (a)                                               65,182                         65,184
      5.66%, 11/25/2035 (a)                                              225,000                        225,122
      5.65%, 1/25/2036 (a)                                               500,000                        501,028

Countrywide Asset-Backed Certificates (continued)
      5.78%, 4/25/2036 (a)                                               325,000                        325,886
Countrywide Home Loan Mortgage Pass
        Through Certificates
      4.59%, 12/19/2033 (a)                                               50,000                         47,457
      5.59%, 4/25/2046 (a)(e)                                            270,215                        270,595
Credit Suisse Mortgage Capital Certificates
      5.83%, 6/15/2038                                                   325,000                        329,124
CS First Boston Mortgage Securities Corp
      5.65%, 11/15/2020 (a)(d)                                           250,000                        250,314
      1.38%, 3/15/2036 (a)(d)                                          1,243,243                         38,846
      0.46%, 5/15/2036 (a)(d)                                          1,097,894                         15,961
      0.64%, 7/15/2036 (a)(d)                                          1,249,673                         27,833
      0.12%, 11/15/2037 (a)(d)                                         2,017,992                         41,512
      7.64%, 9/15/2041 (a)                                                40,000                         42,631
First Union National Bank Commercial Mortgage
      7.84%, 5/17/2032                                                   215,000                        230,573
      8.09%, 5/17/2032                                                    65,000                         70,418
      5.59%, 2/12/2034                                                    57,520                         57,618
      6.14%, 2/12/2034                                                   150,000                        154,141
GE Capital Commercial Mortgage Corp
      4.97%, 8/11/2036                                                    75,000                         74,069
      0.61%, 3/10/2040 (a)(d)                                          1,712,352                         35,874
      4.98%, 5/10/2043 (a)                                               465,000                        442,262
      5.33%, 11/10/2045 (a)                                              850,000                        831,272
GMAC Commercial Mortgage Securities Inc
      6.96%, 9/15/2035                                                   150,000                        157,621
      0.85%, 3/10/2038 (a)(d)                                          1,249,964                         36,303
Greenpoint Mortgage Funding Trust
      5.69%, 6/25/2045 (a)                                               150,720                        151,101
Greenwich Capital Commercial Funding Corp
      0.34%, 6/10/2036 (a)(d)                                          9,661,058                        116,879
GSR Mortgage Loan Trust
      5.56%, 12/25/2035 (a)                                              450,500                        450,327
Homebanc Mortgage Trust
      5.73%, 1/25/2036 (a)(b)(e)                                         697,279                        698,341
HSI Asset Securitization Corp Trust
      5.51%, 7/25/2035 (a)                                               261,834                        261,886
      5.56%, 8/25/2035 (a)                                               425,000                        425,186
Impac CMB Trust
      5.88%, 10/25/2033 (a)                                               75,438                         75,479
      6.32%, 10/25/2033 (a)                                               86,571                         86,612
      6.14%, 12/25/2033 (a)                                               37,277                         37,293
      5.77%, 1/25/2035 (a)                                               180,462                        180,751
      5.69%, 4/25/2035 (a)                                               124,389                        124,488
      5.82%, 4/25/2035 (a)                                               105,791                        105,942
      5.69%, 8/25/2035 (a)                                               151,833                        151,900
      5.90%, 8/25/2035 (a)                                               334,832                        335,689
Impac Secured Assets CMN Owner Trust
      5.65%, 12/25/2031 (a)                                              550,000                        549,928
Indymac Index Mortgage Loan Trust
      5.69%, 4/25/2034 (a)                                               239,630                        240,140
      5.61%, 4/25/2035 (a)                                               125,965                        126,466
      5.72%, 4/25/2035 (a)                                               125,320                        125,839
      5.69%, 8/25/2035 (a)                                               330,108                        331,549
JP Morgan Chase Commercial Mortgage Securities
      4.55%, 5/12/2034                                                    17,362                         17,301
      0.57%, 10/12/2035 (a)(d)                                         1,682,334                         61,705
      1.12%, 1/12/2039 (a)(d)                                          1,065,168                         40,259
      0.10%, 1/15/2042 (a)(d)                                          1,970,838                         35,203
JP Morgan Mortgage Trust
      4.96%, 11/25/2035 (a)                                              400,000                        391,906
      5.37%, 4/25/2036 (a)(e)                                            280,069                        278,612
      5.86%, 6/25/2036 (a)(e)                                            387,346                        386,622
      6.00%, 6/25/2036 (a)(e)                                            124,049                        123,870
      5.98%, 7/25/2036 (a)(e)                                            550,000                        551,096
      6.00%, 7/25/2036 (a)(e)                                            300,000                        300,000
LB Commercial Conduit Mortgage Trust
      7.33%, 10/15/2032                                                  150,000                        156,742
LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                                                    29,089                         29,464
      4.90%, 6/15/2026                                                   125,000                        124,112
      5.59%, 6/15/2031                                                   110,000                        110,190
      5.74%, 6/15/2032                                                   248,567                        250,881
      0.27%, 3/15/2036 (a)(d)                                            706,779                         19,786
      1.15%, 3/15/2036 (a)(d)                                          2,347,073                         81,810
      0.72%, 8/15/2036 (a)(d)                                            973,250                         22,044
      5.90%, 6/15/2038 (a)                                               175,000                        178,310
Merrill Lynch Mortgage Investors Inc
      5.51%, 8/25/2035 (a)                                               178,943                        178,972
Merrill Lynch Mortgage Trust
      5.66%, 5/12/2039 (a)                                               175,000                        175,403
      0.53%, 2/12/2042 (a)                                             2,506,022                         40,575
Morgan Stanley Capital I
      7.11%, 4/15/2033                                                   195,000                        203,064
      1.05%, 1/13/2041 (a)(d)                                            804,509                         29,575
      5.62%, 5/24/2043 (a)(d)(e)                                         425,000                        425,000
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                                    95,623                         97,618
Nomura Asset Acceptance Corp
      5.74%, 2/25/2035 (a)                                               172,033                        172,231
Sequoia Mortgage Trust
      5.61%, 2/20/2035 (a)                                               187,620                        187,535
Specialty Underwriting & Residential Finance
      5.90%, 2/25/2035 (a)                                               150,000                        150,893
      5.61%, 12/25/2035 (a)                                              250,000                        250,176
      5.61%, 3/25/2036 (a)                                               225,000                        225,405
      5.50%, 6/25/2036 (a)                                               124,824                        124,846
Structured Adjustable Rate Mortgage Loan Trust
      4.69%, 7/25/2034 (a)                                               400,000                        389,633
      6.09%, 8/25/2034 (a)                                               323,360                        323,915
      5.64%, 3/25/2035 (a)                                               176,814                        176,851
      5.25%, 12/25/2035                                                  205,992                        203,243
      5.25%, 2/25/2036 (a)                                               263,932                        261,382
Structured Asset Mortgage Investments Inc
      5.69%, 5/25/2045 (a)                                               154,251                        154,816
      5.69%, 9/25/2045 (a)                                               234,692                        235,682
Structured Asset Securities Corp
      5.50%, 6/25/2036 (a)                                               325,000                        324,630
Thornburg Mortgage Securities Trust
      5.65%, 10/25/2035 (a)                                              372,865                        373,339
Wachovia Bank Commercial Mortgage Trust
      5.60%, 1/15/2018 (a)(d)                                            375,000                        375,040
      0.15%, 11/15/2035 (d)                                            5,382,931                         62,259
      0.23%, 1/15/2041 (a)(d)                                            926,469                          7,718
      0.45%, 10/15/2041 (a)(d)                                         5,236,112                         95,454
      0.29%, 3/15/2042 (a)(d)                                          8,580,211                        107,193
      4.94%, 4/15/2042                                                   430,000                        407,428
Wamu Alternative Mortgage Pass-Through Certificates
      5.66%, 6/25/2046 (a)(e)                                            638,050                        638,050
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (d)                                               261,998                        251,083
Washington Mutual Inc
      5.70%, 12/25/2027 (a)                                              257,199                        257,362
      3.97%, 3/25/2033                                                    37,944                         36,762
      3.80%, 6/25/2034 (a)                                               125,000                        119,205
      4.67%, 5/25/2035 (a)                                                75,000                         73,248
      5.73%, 7/25/2044 (a)                                               118,899                        119,766
      5.69%, 1/25/2045 (a)                                               141,408                        142,080
      5.92%, 1/25/2045 (a)                                               224,474                        224,907
      5.61%, 4/25/2045 (a)                                                77,411                         77,484
      5.65%, 4/25/2045 (a)                                               139,339                        139,546
      5.68%, 7/25/2045 (a)                                               199,500                        199,902
Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (a)                                               262,641                        257,119
      4.98%, 10/25/2035 (a)                                              471,190                        463,495
                                                                                  ------------------------------
                                                                                                     24,624,654
                                                                                  ------------------------------
Multi-Line Insurance (0.42%)
ACE Ltd
      6.00%, 4/ 1/2007                                                   140,000                        140,237
Aegon NV
      4.75%, 6/ 1/2013                                                    10,000                          9,431
American International Group Inc
      4.25%, 5/15/2013                                                    15,000                         13,803
Hartford Financial Services Group Inc
      4.70%, 9/ 1/2007                                                    15,000                         14,849
ING Groep NV
      5.78%, 12/ 8/2035                                                  115,000                        110,317
Metropolitan Life Global Funding I
      5.55%, 3/17/2009 (a)(d)                                            250,000                        250,167
                                                                                  ------------------------------
                                                                                                        538,804
                                                                                  ------------------------------
Multimedia (0.52%)
News America Inc
      6.63%, 1/ 9/2008                                                   150,000                        152,134
      4.75%, 3/15/2010                                                    10,000                          9,696
      6.20%, 12/15/2034                                                   55,000                         50,356
      6.40%, 12/15/2035 (c)                                               60,000                         56,409
Thomson Corp/The
      5.75%, 2/ 1/2008                                                    15,000                         15,012
      4.75%, 5/28/2010                                                    15,000                         14,576
Time Warner Entertainment Co LP
      8.38%, 3/15/2023                                                   140,000                        155,630
Viacom Inc
      5.69%, 6/16/2009 (a)(d)                                            125,000                        124,990
      5.75%, 4/30/2011 (d)                                                80,000                         78,509
Walt Disney Co
      7.00%, 3/ 1/2032                                                    10,000                         10,964
                                                                                  ------------------------------
                                                                                                        668,276
                                                                                  ------------------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
      7.00%, 3/15/2034 (d)                                                40,000                         38,214
                                                                                  ------------------------------

Oil - Field Services (0.32%)
BJ Services Co
      5.44%, 6/ 1/2008 (a)                                               275,000                        275,022
Halliburton Co
      5.50%, 10/15/2010                                                   15,000                         14,954
Smith International Inc
      6.00%, 6/15/2016 (c)                                               125,000                        125,266
                                                                                  ------------------------------
                                                                                                        415,242
                                                                                  ------------------------------
Oil & Gas Drilling (0.01%)
Transocean Inc
      7.38%, 4/15/2018                                                    15,000                         16,395
                                                                                  ------------------------------

Oil Company - Exploration & Production (0.69%)
Devon Financing Corp ULC
      7.88%, 9/30/2031                                                    85,000                         98,902
Nexen Inc
      5.05%, 11/20/2013                                                  310,000                        293,141
      7.88%, 3/15/2032                                                    20,000                         22,776
Pemex Project Funding Master Trust
      8.00%, 11/15/2011                                                  240,000                        259,200
Talisman Energy Inc
      5.13%, 5/15/2015                                                    80,000                         75,168
XTO Energy Inc
      5.65%, 4/ 1/2016                                                   100,000                         96,601
      6.10%, 4/ 1/2036 (c)                                                50,000                         47,192
                                                                                  ------------------------------
                                                                                                        892,980
                                                                                  ------------------------------
Oil Company - Integrated (0.21%)
Conoco Funding Co
      6.35%, 10/15/2011                                                   40,000                         41,501
ConocoPhillips Co
      8.75%, 5/25/2010                                                    25,000                         27,762
Husky Energy Inc
      6.25%, 6/15/2012                                                    40,000                         40,664
      6.15%, 6/15/2019                                                    55,000                         54,375
Marathon Oil Corp
      6.80%, 3/15/2032                                                    15,000                         15,828
Occidental Petroleum Corp
      4.00%, 11/30/2007                                                   20,000                         19,630
Petro-Canada
      4.00%, 7/15/2013                                                    15,000                         13,402
      5.95%, 5/15/2035                                                    55,000                         50,412
Petronas Capital Ltd
      7.88%, 5/22/2022 (d)                                                10,000                         11,693
                                                                                  ------------------------------
                                                                                                        275,267
                                                                                  ------------------------------
Oil Field Machinery & Equipment (0.07%)
Cameron International Corp
      2.65%, 4/15/2007                                                    90,000                         88,123
                                                                                  ------------------------------

Oil Refining & Marketing (0.23%)
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                                   240,000                        255,097
      6.75%, 2/ 1/2011                                                    40,000                         41,310
                                                                                  ------------------------------
                                                                                                        296,407
                                                                                  ------------------------------
Paper & Related Products (0.02%)
Celulosa Arauco y Constitucion SA
      5.13%, 7/ 9/2013                                                    10,000                          9,300
MeadWestvaco Corp
      6.85%, 4/ 1/2012                                                    10,000                         10,275
                                                                                  ------------------------------
                                                                                                         19,575
                                                                                  ------------------------------

Pharmacy Services (0.09%)
Caremark Rx Inc
      7.38%, 10/ 1/2006                                                  120,000                        120,291
                                                                                  ------------------------------

Pipelines (0.58%)
Boardwalk Pipelines LLC
      5.50%, 2/ 1/2017                                                    45,000                         42,729
Buckeye Partners LP
      4.63%, 7/15/2013                                                    50,000                         46,060
Consolidated Natural Gas Co
      5.00%, 3/ 1/2014                                                    15,000                         14,019
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                                    35,000                         33,597
Energy Transfer Partners LP
      5.65%, 8/ 1/2012                                                   125,000                        121,905
Kinder Morgan Energy Partners LP
      6.75%, 3/15/2011                                                    30,000                         30,881
Kinder Morgan Inc
      6.50%, 9/ 1/2012                                                    75,000                         71,767
National Fuel Gas Co
      5.25%, 3/ 1/2013                                                    40,000                         38,771
Plains All American Pipeline LP
      6.70%, 5/15/2036 (c)(d)                                            125,000                        123,709
TEPPCO Partners LP
      7.63%, 2/15/2012                                                   215,000                        229,526
                                                                                  ------------------------------
                                                                                                        752,964
                                                                                  ------------------------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
      5.25%, 7/ 1/2007                                                    15,000                         14,893
                                                                                  ------------------------------

Property & Casualty Insurance (0.21%)
Arch Capital Group Ltd
      7.35%, 5/ 1/2034                                                   100,000                        102,017
Progressive Corp/The
      6.25%, 12/ 1/2032                                                    5,000                          4,961
Safeco Corp
      7.25%, 9/ 1/2012                                                     3,000                          3,236
St Paul Travelers Cos Inc/The
      5.75%, 3/15/2007                                                   155,000                        155,186
                                                                                  ------------------------------
                                                                                                        265,400
                                                                                  ------------------------------
Real Estate Operator & Developer (0.21%)
Duke Realty LP
      4.63%, 5/15/2013                                                    10,000                          9,322
EOP Operating LP
      7.00%, 7/15/2011                                                    35,000                         36,627
      5.88%, 1/15/2013                                                   110,000                        108,980
      4.75%, 3/15/2014                                                   125,000                        115,028
                                                                                  ------------------------------
                                                                                                        269,957
                                                                                  ------------------------------
Regional Authority (0.04%)
Province of Nova Scotia Canada
      5.75%, 2/27/2012                                                    25,000                         25,368
Province of Ontario
      5.13%, 7/17/2012                                                    25,000                         24,729
                                                                                  ------------------------------
                                                                                                         50,097
                                                                                  ------------------------------
Regional Banks (0.38%)
Bank of America Corp
      3.88%, 1/15/2008 (c)                                                 5,000                          4,894

Bank One Corp
      6.00%, 8/ 1/2008                                                    50,000                         50,476
Fifth Third Bancorp
      3.38%, 8/15/2008                                                    10,000                          9,611
Keycorp
      5.71%, 7/23/2007 (a)                                               150,000                        150,340
Wachovia Corp
      4.95%, 11/ 1/2006                                                   55,000                         54,896
      6.38%, 2/ 1/2009                                                   180,000                        183,207
Wells Fargo & Co
      3.50%, 4/ 4/2008 (c)                                                10,000                          9,685
      3.12%, 8/15/2008                                                    30,000                         28,732
                                                                                  ------------------------------
                                                                                                        491,841
                                                                                  ------------------------------
Reinsurance (0.32%)
Platinum Underwriters Finance Inc
      7.50%, 6/ 1/2017                                                   175,000                        173,570
Transatlantic Holdings Inc
      5.75%, 12/14/2015                                                  250,000                        239,681
                                                                                  ------------------------------
                                                                                                        413,251
                                                                                  ------------------------------
REITS - Apartments (0.04%)
Camden Property Trust
      5.88%, 6/ 1/2007                                                    15,000                         15,030
United Dominion Realty Trust Inc
      6.50%, 6/15/2009                                                    40,000                         41,309
                                                                                  ------------------------------
                                                                                                         56,339
                                                                                  ------------------------------
REITS - Diversified (0.47%)
iStar Financial Inc
      6.55%, 3/12/2007 (a)                                               150,000                        150,949
      5.66%, 3/ 3/2008 (a)                                               125,000                        125,267
      5.65%, 9/15/2011                                                   200,000                        197,323
      5.15%, 3/ 1/2012                                                   140,000                        134,444
                                                                                  ------------------------------
                                                                                                        607,983
                                                                                  ------------------------------
REITS - Healthcare (0.03%)
Nationwide Health Properties Inc
      6.50%, 7/15/2011                                                    40,000                         40,402
                                                                                  ------------------------------

REITS - Hotels (0.08%)
Hospitality Properties Trust
      6.30%, 6/15/2016                                                   100,000                         99,981
                                                                                  ------------------------------

REITS - Office Property (0.35%)
Brandywine Operating Partnership Lp/PA
      5.96%, 4/ 1/2009 (a)                                               125,000                        125,086
      5.63%, 12/15/2010                                                  130,000                        128,385
HRPT Properties Trust
      5.94%, 3/16/2011 (a)                                               200,000                        200,203
                                                                                  ------------------------------
                                                                                                        453,674
                                                                                  ------------------------------
REITS - Regional Malls (0.12%)
Simon Property Group LP
      5.38%, 8/28/2008                                                    10,000                          9,951
      3.75%, 1/30/2009                                                    15,000                         14,350
      5.75%, 5/ 1/2012                                                   125,000                        124,402
                                                                                  ------------------------------
                                                                                                        148,703
                                                                                  ------------------------------
REITS - Shopping Centers (0.20%)
Developers Diversified Realty Corp
      5.38%, 10/15/2012                                                  200,000                        194,400

Federal Realty Investment Trust
      6.20%, 1/15/2017                                                    65,000                         65,502
                                                                                  ------------------------------
                                                                                                        259,902
                                                                                  ------------------------------
Rental - Auto & Equipment (0.20%)
Erac USA Finance Co
      5.40%, 4/30/2009 (b)(d)                                            260,000                        260,262
                                                                                  ------------------------------

Retail - Drug Store (0.01%)
CVS Corp
      3.88%, 11/ 1/2007                                                   15,000                         14,687
                                                                                  ------------------------------

Retail - Regional Department Store (0.15%)
JC Penney Corp Inc
      8.13%, 4/ 1/2027                                                   185,000                        190,840
Kohl's Corp
      6.00%, 1/15/2033                                                    10,000                          9,219
                                                                                  ------------------------------
                                                                                                        200,059
                                                                                  ------------------------------
Retail - Restaurants (0.01%)
McDonald's Corp
      5.38%, 4/30/2007                                                    15,000                         14,983
                                                                                  ------------------------------

Savings & Loans - Thrifts (0.45%)
Washington Mutual Bank
      6.88%, 6/15/2011                                                    75,000                         78,920
Washington Mutual Bank/Henderson NV
      5.65%, 8/15/2014                                                   200,000                        194,840
Washington Mutual Inc
      5.81%, 1/15/2010 (a)                                               300,000                        301,278
                                                                                  ------------------------------
                                                                                                        575,038
                                                                                  ------------------------------
Sovereign (0.34%)
Chile Government International Bond
      5.90%, 1/28/2008 (a)                                               175,000                        175,612
      5.50%, 1/15/2013                                                     5,000                          4,939
Mexico Government International Bond
      8.00%, 9/24/2022                                                   100,000                        115,650
      8.30%, 8/15/2031                                                    45,000                         54,112
Poland Government International Bond
      6.25%, 7/ 3/2012                                                    15,000                         15,467
South Africa Government International Bond
      6.50%, 6/ 2/2014 (c)                                                65,000                         66,690
                                                                                  ------------------------------
                                                                                                        432,470
                                                                                  ------------------------------
Special Purpose Banks (0.10%)
Korea Development Bank
      4.25%, 11/13/2007                                                   10,000                          9,832
      3.88%, 3/ 2/2009                                                    15,000                         14,401
      5.90%, 10/20/2009 (a)                                              110,000                        110,723
                                                                                  ------------------------------
                                                                                                        134,956
                                                                                  ------------------------------
Special Purpose Entity (1.61%)
BAE Systems Holdings Inc
      6.40%, 12/15/2011 (d)                                              285,000                        291,366
Fondo LatinoAmericano De Reservas
      3.00%, 8/ 1/2006 (d)                                               365,000                        365,000
John Hancock Global Funding II
      5.68%, 4/ 3/2009 (a)(b)(d)                                         300,000                        300,725
MBIA Global Funding LLC
      5.38%, 2/20/2007 (a)(d)                                            250,000                        250,007

Premium Asset Trust/GEFA
      5.42%, 8/12/2007 (a)(d)                                            150,000                        150,084
Pricoa Global Funding I
      5.62%, 12/22/2006 (a)(d)                                           325,000                        325,304
Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                                                    15,000                         14,136
Tyco International Group S.A. Participation
        Certification Trust
      4.44%, 6/15/2007 (d)                                               350,000                        344,629
Unilever Capital Corp
      7.13%, 11/ 1/2010                                                   30,000                         31,698
                                                                                  ------------------------------
                                                                                                      2,072,949
                                                                                  ------------------------------
Supranational Bank (0.30%)
Corp Andina de Fomento
      5.84%, 1/26/2007 (a)                                               250,000                        250,204
      6.88%, 3/15/2012                                                    60,000                         62,854
Inter-American Development Bank
      6.38%, 10/22/2007                                                   75,000                         75,911
                                                                                  ------------------------------
                                                                                                        388,969
                                                                                  ------------------------------
Telecommunication Services (0.36%)
TELUS Corp
      7.50%, 6/ 1/2007                                                   190,000                        192,879
      8.00%, 6/ 1/2011                                                   125,000                        136,547
Verizon Global Funding Corp
      5.30%, 8/15/2007 (a)                                               120,000                        120,062
      6.88%, 6/15/2012 (c)                                                15,000                         15,663
                                                                                  ------------------------------
                                                                                                        465,151
                                                                                  ------------------------------
Telephone - Integrated (1.63%)
British Telecommunications PLC
      8.38%, 12/15/2010                                                  340,000                        376,409
Deutsche Telekom International Finance BV
      5.63%, 3/23/2009 (a)                                               250,000                        250,161
France Telecom SA
      7.75%, 3/ 1/2011 (a)                                               290,000                        314,160
Sprint Capital Corp
      6.90%, 5/ 1/2019                                                   135,000                        140,218
Telecom Italia Capital SA
      4.00%, 11/15/2008                                                   15,000                         14,456
      5.63%, 2/ 1/2011 (a)                                               120,000                        119,740
      6.11%, 7/18/2011 (a)                                               250,000                        250,123
      6.20%, 7/18/2011 (c)                                               125,000                        125,911
Telefonica Emisones SAU
      5.71%, 6/19/2009 (a)                                               150,000                        150,117
      5.98%, 6/20/2011                                                   100,000                        100,440
      7.05%, 6/20/2036 (c)                                                55,000                         56,493
Telefonica Europe BV
      7.75%, 9/15/2010                                                    70,000                         74,752
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                                  100,000                         97,139
Verizon Communications Inc
      5.35%, 2/15/2011                                                    35,000                         34,424
                                                                                  ------------------------------
                                                                                                      2,104,543
                                                                                  ------------------------------
Television (0.15%)
BSKYB Finance UK PLC
      5.63%, 10/15/2015 (d)                                              200,000                        191,481
                                                                                  ------------------------------

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
      6.50%, 4/15/2007                                                    30,000                         30,152
                                                                                  ------------------------------

Tools - Hand Held (0.01%)
Stanley Works/The
      4.90%, 11/ 1/2012                                                   15,000                         14,402
                                                                                  ------------------------------

Transport - Rail (0.15%)
Burlington Northern Santa Fe Corp
      7.95%, 8/15/2030                                                    30,000                         36,428
Canadian National Railway Co
      4.40%, 3/15/2013                                                    15,000                         13,969
CSX Corp
      4.88%, 11/ 1/2009                                                  100,000                         97,881
Union Pacific Corp
      4.70%, 1/ 2/2024                                                     9,782                          9,076
      6.63%, 2/ 1/2029                                                    35,000                         36,836
                                                                                  ------------------------------
                                                                                                        194,190
                                                                                  ------------------------------
Transport - Services (0.08%)
FedEx Corp
      3.50%, 4/ 1/2009                                                    40,000                         38,030
Ryder System Inc
      5.95%, 5/ 2/2011                                                    60,000                         60,215
                                                                                  ------------------------------
                                                                                                         98,245
                                                                                  ------------------------------
TOTAL BONDS                                                                                          86,949,023
                                                                                  ------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(59.83%) Federal Home Loan
Mortgage Corporation (FHLMC)
(11.53%)
      4.50%, 8/ 1/2021 (g)                                             1,110,000                      1,056,929
      5.00%, 8/ 1/2021 (g)                                             1,110,000                      1,077,046
      5.00%, 8/ 1/2036 (g)                                             4,000,000                      3,781,248
      5.50%, 8/ 1/2036 (g)                                             1,750,000                      1,699,687
      6.00%, 8/ 1/2036 (g)                                             1,675,000                      1,665,054
      6.00%, 9/ 1/2036 (g)                                             1,100,000                      1,092,782
      6.50%, 9/ 1/2036 (g)                                               350,000                        353,828
      5.50%, 3/ 1/2009                                                     8,153                          8,059
      4.50%, 11/ 1/2010                                                  400,903                        386,633
      4.50%, 10/ 1/2011                                                   24,262                         23,334
      6.50%, 12/ 1/2015                                                   10,073                         10,215
      7.50%, 12/ 1/2015                                                   17,806                         18,546
      6.50%, 6/ 1/2017                                                    56,648                         57,450
      6.00%, 7/ 1/2017                                                   112,742                        113,586
      5.00%, 5/ 1/2018                                                   129,418                        125,790
      5.00%, 1/ 1/2019                                                   147,124                        143,042
      4.50%, 4/ 1/2019                                                   331,352                        316,474
      6.00%, 6/ 1/2028                                                    50,093                         50,068
      6.50%, 3/ 1/2029                                                    58,869                         59,945
      7.50%, 10/ 1/2030                                                   25,011                         25,964
      8.00%, 11/ 1/2030                                                    3,742                          3,942
      7.00%, 12/ 1/2030                                                   19,563                         20,104
      7.50%, 12/ 1/2030                                                    4,242                          4,396
      6.50%, 5/ 1/2031                                                    61,786                         62,845
      6.50%, 10/ 1/2031                                                   13,297                         13,525
      7.00%, 1/ 1/2032                                                    21,833                         22,441
      6.50%, 2/ 1/2032                                                    12,549                         12,764
      7.50%, 4/ 1/2032                                                    10,579                         10,957
      6.50%, 5/ 1/2032                                                    80,514                         81,950
      6.50%, 9/ 1/2032                                                    35,052                         35,642
      5.50%, 5/ 1/2033                                                   140,184                        136,769
      5.50%, 8/ 1/2033                                                   360,695                        351,907
      5.50%, 10/ 1/2033                                                  128,873                        125,734
      5.50%, 12/ 1/2033                                                   94,702                         92,395
      5.50%, 1/ 1/2034                                                 1,117,556                      1,089,245
      5.50%, 9/ 1/2034                                                   188,984                        184,196
      5.50%, 3/ 1/2035                                                   244,410                        237,581
      6.00%, 8/ 1/2036                                                   135,000                        134,254
      4.71%, 8/ 1/2035 (a)                                               193,540                        188,388
                                                                                  ------------------------------
                                                                                                     14,874,715
                                                                                  ------------------------------
Federal National Mortgage Association (FNMA) (18.35%)
      4.50%, 8/ 1/2021 (g)                                             1,255,000                      1,198,525
      5.00%, 8/ 1/2021 (g)                                                95,000                         92,239
      5.50%, 8/ 1/2021 (g)                                             1,075,000                      1,063,242
      6.00%, 10/ 1/2021 (g)                                              520,000                        523,088
      5.00%, 8/ 1/2036 (g)                                             4,375,000                      4,139,844
      5.50%, 8/ 1/2036 (g)                                             6,575,000                      6,383,917
      6.00%, 8/ 1/2036 (g)                                             3,175,000                      3,154,166
      6.50%, 8/ 1/2036 (g)                                             1,455,000                      1,471,823
      7.00%, 8/ 1/2036 (g)                                               975,000                        999,679
      5.50%, 9/ 1/2036 (g)                                             1,150,000                      1,115,859
      5.50%, 2/ 1/2009                                                    16,444                         16,251
      5.50%, 6/ 1/2009                                                    29,718                         29,369
      6.00%, 10/ 1/2016                                                   13,928                         14,065
      5.00%, 9/ 1/2017                                                   442,933                        432,104
      5.50%, 1/ 1/2018                                                    94,715                         93,968
      5.00%, 3/ 1/2018                                                   497,563                        484,903
      5.50%, 3/ 1/2023                                                   280,991                        276,297
      5.50%, 7/ 1/2023                                                   399,766                        393,088
      6.00%, 9/ 1/2031                                                    59,683                         59,574
      7.00%, 9/ 1/2031                                                    20,701                         21,262
      6.50%, 12/ 1/2031                                                   33,396                         33,934
      6.00%, 4/ 1/2033                                                    98,165                         97,875
      5.50%, 9/ 1/2033                                                   215,755                        210,465
      4.21%, 6/ 1/2034 (a)                                                96,574                         93,981
      5.50%, 6/ 1/2034                                                    37,842                         36,853
      4.37%, 7/ 1/2034 (a)                                                57,091                         55,803
      4.32%, 12/ 1/2034 (a)                                              153,028                        149,269
      4.60%, 3/ 1/2035 (a)                                               161,658                        158,534
      5.72%, 2/ 1/2036 (a)                                               101,564                        100,230
      6.12%, 3/ 1/2036 (a)(e)                                            375,936                        383,925
      6.00%, 5/ 1/2036                                                    94,832                         94,249
      5.80%, 6/ 1/2036 (a)(e)                                             59,377                         58,959
      6.00%, 7/ 1/2036                                                   230,000                        228,585
                                                                                  ------------------------------
                                                                                                     23,665,925
                                                                                  ------------------------------
Government National Mortgage Association (GNMA)
(3.05%)
      5.00%, 8/ 1/2036 (g)                                             1,200,000                      1,145,626
      5.50%, 8/ 1/2036 (g)                                             2,100,000                      2,055,375
      7.00%, 7/15/2031                                                    18,137                         18,720
      7.00%, 2/15/2032                                                     9,515                          9,819
      8.00%, 2/15/2032                                                     1,324                          1,405
      6.00%, 7/15/2032                                                    23,430                         23,478
      6.00%, 12/15/2032                                                   47,862                         47,960
      6.00%, 12/15/2033                                                  573,822                        574,940
      6.50%, 10/20/2028                                                   25,569                         26,066
      8.00%, 8/20/2029                                                     4,338                          4,584
      6.50%, 2/20/2032                                                    14,402                         14,652
      6.50%, 5/20/2032                                                     4,548                          4,627
                                                                                  ------------------------------
                                                                                                      3,927,252
                                                                                  ------------------------------
U.S. Treasury (25.63%)
      3.50%, 11/15/2006                                                3,750,000                      3,732,128
      4.38%, 5/15/2007                                                 2,500,000                      2,485,255
      4.00%, 6/15/2009                                                 1,250,000                      1,219,336
      3.63%, 7/15/2009 (c)                                             2,775,000                      2,677,659
      3.50%, 2/15/2010 (c)                                             3,700,000                      3,530,899
      5.00%, 2/15/2011 (c)                                             1,750,000                      1,758,409
      4.88%, 2/15/2012                                                 1,600,000                      1,597,813
      4.38%, 8/15/2012 (c)                                             1,675,000                      1,628,348
      3.88%, 2/15/2013                                                   500,000                        470,761
      4.25%, 8/15/2013 (c)                                               900,000                        863,613
      4.00%, 2/15/2014 (c)                                               550,000                        517,258
      4.75%, 5/15/2014 (c)                                               750,000                        740,039
      4.25%, 11/15/2014 (c)                                            1,850,000                      1,761,041
      7.25%, 5/15/2016 (f)                                             1,375,000                      1,609,609
      7.50%, 11/15/2016 (f)                                            1,300,000                      1,555,024
      8.13%, 8/15/2019 (c)                                               825,000                      1,057,289
      8.00%, 11/15/2021 (c)                                              700,000                        907,593
      6.25%, 8/15/2023                                                 1,250,000                      1,399,707
      6.00%, 2/15/2026 (c)                                               850,000                        935,730
      6.25%, 5/15/2030 (f)                                             2,275,000                      2,618,204
                                                                                  ------------------------------
                                                                                                     33,065,715
                                                                                  ------------------------------
U.S. Treasury Inflation-Indexed Obligations (1.27%)
      3.88%, 1/15/2009                                                   463,035                        479,313
      4.25%, 1/15/2010 (c)                                               361,080                        383,760
      2.00%, 1/15/2014                                                   794,549                        772,389
                                                                                  ------------------------------
                                                                                                      1,635,462
                                                                                  ------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                77,169,069
                                                                                  ------------------------------
SHORT TERM INVESTMENTS (3.50%)
Commercial Paper (3.50%)
Investment in Joint Trading Account; HSBC Funding
      5.30%, 8/ 1/2006                                                 4,519,572                      4,519,572
                                                                                  ------------------------------
TOTAL SHORT TERM INVESTMENTS                                                                          4,519,572
                                                                                  ------------------------------
MONEY MARKET FUNDS (10.60%)
BNY Institutional Cash Reserve Fund (b)                               13,677,000                     13,677,000
                                                                                  ------------------------------
TOTAL MONEY MARKET FUNDS                                                                             13,677,000
                                                                                  ------------------------------
Total Investments                                                                                   182,314,664
Liabilities in Excess of Other Assets, Net - (41.34)%                                              (53,323,504)
                                                                                  ------------------------------
TOTAL NET ASSETS - 100.00%                                                                          128,991,160
                                                                                  ==============================
                                                                                  ------------------------------

                                                                                  ==============================

(a) Variable Rate
(b) Security was purchased with the cash proceeds from securities loans. (c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the

Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled
$8,123,759 or 6.30% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,952,506 or 3.84% of net assets.

(f) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $3,532,874 or 2.74% of net assets.

(g)  Security was purchased in a "to-be-announced"
 ("TBA") transaction.  See Notes to Financial
Statements.

Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                                                     622,094
Unrealized Depreciation                                                                 (2,194,626)
                                                                                    -----------------
Net Unrealized Appreciation (Depreciation)                                              (1,572,532)
Cost for federal income tax purposes                                                    183,887,196


                            SCHEDULE OF TOTAL RETURN SWAP

                                                               Notional                         Unrealized
Description                                                     Amount                  Appreciation/Depreciation
------------------------- ----------------------------------------------------------------------------------------------

Receive a monthly return equal to a 6.50% 30 year
Federal Home Loan Mortgage Corporation Obligation
and pay monthly a floating rate based on 1-month                 $800,000                        $4,966
LIBOR less 55 basis points with Merrill Lynch.
Expires
September 2006.



Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate             3,000,000                        29,509
based on 1-month LIBOR plus 2 basis points with
Morgan Stanley.  Expires November 2006.



Portfolio Summary (unaudited)
------------------------------- --------------------------------
Sector                                                Percentage
------------------------------- --------------------------------
Mortgage Securities                                     53.01%
Government                                              29.23%
Financial                                               28.23%
Asset Backed Securities                                 16.38%
Communications                                           3.94%
Utilities                                                3.02%
Consumer, Non-cyclical                                   2.81%
Energy                                                   2.21%
Consumer, Cyclical                                       1.02%
Industrial                                               0.74%
Basic Materials                                          0.66%
Technology                                               0.18%
Liabilities in Excess of
Other Assets, Net                                     (-41.34%)
                                                     _____________
TOTAL NET ASSETS                                        100.00%
                                                     _____________

Other Assets Summary (unaudited)
------------------------------- --------------------------------
Asset Type                                      Percent
------------------------------- --------------------------------
Total Return Swaps                              0.03%



      Schedule of Investments
      July 31, 2006 (unaudited)
      High Yield Fund


                                                          Principal
                                                          Amount                             Value
                                                          --------------- ---------------------------
      BONDS (93.56%)
      Advertising Agencies (0.59%)
      Interpublic Group of Cos Inc
         6.25%, 11/15/2014 (a)                                  $650,000                    $526,500
                                                                          ---------------------------

      Advertising Services (0.84%)
      Advanstar Communications Inc
         10.75%, 8/15/2010                                       700,000                     750,757
                                                                          ---------------------------

      Aerospace & Defense Equipment (0.88%)
      GenCorp Inc
         9.50%, 8/15/2013                                        346,000                     361,570
      Sequa Corp
         9.00%, 8/ 1/2009                                        400,000                     421,000
                                                                          ---------------------------
                                                                                             782,570
                                                                          ---------------------------
      Apparel Manufacturers (0.39%)
      Phillips-Van Heusen
         7.75%, 11/15/2023                                       350,000                     350,000
                                                                          ---------------------------

      Auto/Truck Parts & Equipment - Original (2.66%)
      Accuride Corp
         8.50%, 2/ 1/2015                                        500,000                     465,000
      ArvinMeritor Inc
         8.75%, 3/ 1/2012 (a)                                    400,000                     387,000
      Tenneco Inc
         10.25%, 7/15/2013                                       250,000                     272,500
         8.63%, 11/15/2014 (a)                                   500,000                     496,250
      TRW Automotive Inc
         9.38%, 2/15/2013                                        700,000                     743,750
                                                                          ---------------------------
                                                                                           2,364,500
                                                                          ---------------------------
      Beverages - Non-Alcoholic (0.45%)
      Cott Beverages USA Inc
         8.00%, 12/15/2011                                       400,000                     404,000
                                                                          ---------------------------

      Beverages - Wine & Spirits (0.56%)
      Constellation Brands Inc
         8.63%, 8/ 1/2006                                        500,000                     500,000
                                                                          ---------------------------

      Broadcasting Services & Programming (0.46%)
      Fisher Communications Inc
         8.63%, 9/15/2014                                        400,000                     408,000
                                                                          ---------------------------

      Building - Residential & Commercial (2.53%)
      Beazer Homes USA Inc
         8.38%, 4/15/2012                                        500,000                     490,000
      K Hovnanian Enterprises Inc
         8.63%, 1/15/2017 (a)                                    500,000                     487,500
      KB Home
         7.75%, 2/ 1/2010                                        235,000                     232,944
         9.50%, 2/15/2011                                        650,000                     671,937

      Technical Olympic USA Inc
         8.25%, 4/ 1/2011 (b)                                    400,000                     367,000
                                                                          ---------------------------
                                                                                           2,249,381
                                                                          ---------------------------
      Building & Construction - Miscellaneous (0.37%)
      Dycom Industries Inc
         8.13%, 10/15/2015                                       325,000                     326,625
                                                                          ---------------------------

      Building Products - Wood (0.22%)
      Ainsworth Lumber Co Ltd
         7.25%, 10/ 1/2012 (a)                                   250,000                     196,250
                                                                          ---------------------------

      Cable TV (4.01%)
      Charter Communications Holdings II LLC/Charter
        Communications
      Holding II Capital Corp
         10.25%, 9/15/2010                                       900,000                     909,000
      Echostar DBS Corp
         6.63%, 10/ 1/2014                                     1,200,000                   1,158,000
      Kabel Deutschland GmbH
         10.63%, 7/ 1/2014 (a)(b)                                539,000                     571,340
      Unity Media GmbH
         10.38%, 2/15/2015 (b)                                 1,000,000                     930,000
                                                                          ---------------------------
                                                                                           3,568,340
                                                                          ---------------------------
      Casino Hotels (1.55%)
      MGM Mirage
         6.75%, 4/ 1/2013 (a)(b)                               1,000,000                     960,000
      Riviera Holdings Corp
         11.00%, 6/15/2010                                       400,000                     421,000
                                                                          ---------------------------
                                                                                           1,381,000
                                                                          ---------------------------
      Casino Services (0.44%)
      Choctaw Resort Development Enterprise
         7.25%, 11/15/2019 (b)                                   400,000                     389,000
                                                                          ---------------------------

      Cellular Telecommunications (1.67%)
      Dobson Cellular Systems Inc
         8.38%, 11/ 1/2011 (b)                                   550,000                     569,250
      Mobile Telesystems Finance SA
         8.00%, 1/28/2012 (b)                                    400,000                     401,500
      Rural Cellular Corp
         8.25%, 3/15/2012 (b)                                    500,000                     516,250
                                                                          ---------------------------
                                                                                           1,487,000
                                                                          ---------------------------
      Chemicals - Diversified (3.60%)
      Equistar Chemicals LP/Equistar Funding Corp
         10.63%, 5/ 1/2011                                       810,000                     870,750
      Huntsman LLC
         11.50%, 7/15/2012                                       750,000                     836,250
      Ineos Group Holdings Plc
         8.50%, 2/15/2016 (a)(b)                                 600,000                     562,500
      Nova Chemicals Corp
         6.50%, 1/15/2012                                        650,000                     604,500
      Phibro Animal Health Corp
         10.00%, 8/ 1/2013 (b)                                   325,000                     327,438
                                                                          ---------------------------
                                                                                           3,201,438
                                                                          ---------------------------
      Chemicals - Plastics (0.29%)
      BCI US Finance Corp/Borden 2 Nova Scotia
        Finance ULC
         11.01%, 7/15/2010 (b)(c)                                250,000                     255,000
                                                                          ---------------------------


      Chemicals - Specialty (4.01%)
      Hercules Inc
         6.75%, 10/15/2029                                       500,000                     467,500
      MacDermid Inc
         9.13%, 7/15/2011                                        750,000                     782,812
      Nalco Co
         7.75%, 11/15/2011                                       675,000                     678,375
      NewMarket Corp
         8.88%, 5/ 1/2010                                        600,000                     612,750
      OM Group Inc
         9.25%, 12/15/2011                                       500,000                     517,500
      Rhodia SA
         8.88%, 6/ 1/2011 (a)                                    500,000                     508,750
                                                                          ---------------------------
                                                                                           3,567,687
                                                                          ---------------------------
      Coal (1.37%)
      Alpha Natural Resources LLC/Alpha Natural
        Resources Capital Corp
         10.00%, 6/ 1/2012 (a)                                   500,000                     531,250
      Massey Energy Co
         6.88%, 12/15/2013 (a)                                   750,000                     691,875
                                                                          ---------------------------
                                                                                           1,223,125
                                                                          ---------------------------
      Commercial Services (1.06%)
      Aramark Services Inc
         5.00%, 6/ 1/2012                                        500,000                     437,467
      Iron Mountain Inc
         8.75%, 7/15/2018                                        500,000                     507,500
                                                                          ---------------------------
                                                                                             944,967
                                                                          ---------------------------
      Commercial Services - Finance (0.56%)
      Cardtronics Inc
         9.25%, 8/15/2013 (b)                                    500,000                     501,250
                                                                          ---------------------------

      Computer Services (0.63%)
      Sungard Data Systems Inc
         9.13%, 8/15/2013 (a)                                    550,000                     561,688
                                                                          ---------------------------

      Consumer Products - Miscellaneous (1.41%)
      Blyth Inc
         7.90%, 10/ 1/2009                                       650,000                     646,750
      Prestige Brands Inc
         9.25%, 4/15/2012                                        500,000                     492,500
      Visant Holding Corp
         9.25%, 12/ 1/2013 (c)                                   150,000                     118,500
                                                                          ---------------------------
                                                                                           1,257,750
                                                                          ---------------------------
      Containers - Metal & Glass (1.11%)
      Owens Brockway Glass Container Inc
         8.75%, 11/15/2012                                       700,000                     738,500
         8.25%, 5/15/2013                                        250,000                     253,125
                                                                          ---------------------------
                                                                                             991,625
                                                                          ---------------------------
      Containers - Paper & Plastic (1.29%)
      Intertape Polymer US Inc
         8.50%, 8/ 1/2014                                        350,000                     323,750
      Jefferson Smurfit Corp US
         8.25%, 10/ 1/2012 (a)                                   450,000                     425,250
      Plastipak Holdings Inc
         8.50%, 12/15/2015 (a)(b)                                400,000                     396,000
                                                                          ---------------------------
                                                                                           1,145,000
                                                                          ---------------------------

      Dialysis Centers (0.62%)
      DaVita Inc
         7.25%, 3/15/2015 (a)                                    575,000                     549,844
                                                                          ---------------------------

      Diversified Manufacturing Operations (0.62%)
      Jacuzzi Brands Inc
         9.63%, 7/ 1/2010                                        525,000                     555,188
                                                                          ---------------------------

      Diversified Operations & Commercial Services
      (0.59%) Chemed Corp
         8.75%, 2/24/2011                                        500,000                     525,000
                                                                          ---------------------------

      E-Commerce - Products (0.35%)
      FTD Inc
         7.75%, 2/15/2014                                        326,000                     313,775
                                                                          ---------------------------

      Electric - Generation (0.55%)
      Edison Mission Energy
         7.50%, 6/15/2013 (a)(b)                                 500,000                     493,750
                                                                          ---------------------------

      Electric - Integrated (1.24%)
      Mirant Americas Generation LLC
         8.30%, 5/ 1/2011                                        500,000                     487,500
      Mission Energy Holding Co
         13.50%, 7/15/2008                                       550,000                     614,625
                                                                          ---------------------------
                                                                                           1,102,125
                                                                          ---------------------------
      Electronic Components - Miscellaneous (2.16%)
      Celestica Inc
         7.88%, 7/ 1/2011 (a)                                    300,000                     297,000
      Communications & Power Industries Inc
         8.00%, 2/ 1/2012                                        500,000                     500,000
      Flextronics International Ltd
         6.50%, 5/15/2013                                        750,000                     727,500
      Solectron Corp
         7.97%, 11/15/2006                                       400,000                     398,000
                                                                          ---------------------------
                                                                                           1,922,500
                                                                          ---------------------------
      Electronic Components - Semiconductors (0.88%)
      Amkor Technology Inc
         9.25%, 6/ 1/2016                                        850,000                     782,000
                                                                          ---------------------------

      Finance - Auto Loans (2.37%)
      Ford Motor Credit Co
         5.80%, 1/12/2009                                        200,000                     185,939
         7.38%, 10/28/2009                                       250,000                     235,818
         10.49%, 6/15/2011 (b)                                   262,000                     265,653
         9.96%, 4/15/2012 (c)                                    250,000                     257,653
      General Motors Acceptance Corp
         6.88%, 9/15/2011                                      1,200,000                   1,161,952
                                                                          ---------------------------
                                                                                           2,107,015
                                                                          ---------------------------
      Finance - Investment Banker & Broker (0.79%)
      E*Trade Financial Corp
         8.00%, 6/15/2011                                        250,000                     256,875
         7.38%, 9/15/2013                                        450,000                     451,125
                                                                          ---------------------------
                                                                                             708,000
                                                                          ---------------------------

      Finance - Mortgage Loan/Banker (0.56%)
      Residential Capital Corp
         7.34%, 4/17/2009 (b)(c)                                 500,000                     499,444
                                                                          ---------------------------

      Finance - Other Services (1.33%)
      American Real Estate Partners LP/American
     Real Estate Finance
      Corp
         7.13%, 2/15/2013                                        600,000                     589,500
      Athena Neurosciences Finance LLC
         7.25%, 2/21/2008 (a)                                    600,000                     597,000
                                                                          ---------------------------
                                                                                           1,186,500
                                                                          ---------------------------
      Independent Power Producer (0.96%)
      NRG Energy Inc
         7.25%, 2/ 1/2014                                        875,000                     856,406
                                                                          ---------------------------

      Industrial Automation & Robots (0.45%)
      Intermec Inc
         7.00%, 3/15/2008                                        400,000                     398,000
                                                                          ---------------------------

      Machinery - Construction & Mining (0.56%)
      Terex Corp
         7.38%, 1/15/2014                                        500,000                     496,250
                                                                          ---------------------------

      Machinery - Farm (0.89%)
      Case New Holland Inc
         9.25%, 8/ 1/2011                                        500,000                     526,875
         7.13%, 3/ 1/2014                                        275,000                     267,437
                                                                          ---------------------------
                                                                                             794,312
                                                                          ---------------------------
      Machinery - General Industry (0.46%)
      Stewart & Stevenson LLC/Stewart & Stevenson Corp
         10.00%, 7/15/2014 (b)                                   400,000                     406,000
                                                                          ---------------------------

      Machinery - Material Handling (0.60%)
      Columbus McKinnon Corp/NY
         8.88%, 11/ 1/2013                                       525,000                     535,500
                                                                          ---------------------------

      Medical - Drugs (0.57%)
      Biovail Corp
         7.88%, 4/ 1/2010                                        500,000                     507,500
                                                                          ---------------------------

      Medical - Hospitals (2.15%)
      HCA Inc
         6.95%, 5/ 1/2012                                        550,000                     482,625
         6.30%, 10/ 1/2012                                       500,000                     420,000
      Triad Hospitals Inc
         7.00%, 11/15/2013                                       500,000                     477,500
      United Surgical Partners International
         10.00%, 12/15/2011                                      500,000                     531,875
                                                                          ---------------------------
                                                                                           1,912,000
                                                                          ---------------------------
      Medical - Nursing Homes (0.59%)
      Extendicare Health Services Inc
         9.50%, 7/ 1/2010                                        500,000                     521,875
                                                                          ---------------------------

      Medical - Outpatient & Home Medical Care (0.24%)
      Select Medical Corp
         7.63%, 2/ 1/2015                                        250,000                     212,500
                                                                          ---------------------------


      Metal - Diversified (1.61%)
      Earle M Jorgensen Co
         9.75%, 6/ 1/2012                                        750,000                     798,750
      Freeport-McMoRan Copper & Gold Inc
         6.88%, 2/ 1/2014                                        650,000                     633,750
                                                                          ---------------------------
                                                                                           1,432,500
                                                                          ---------------------------
      Miscellaneous Manufacturers (0.70%)
      Samsonite Corp
         8.88%, 6/ 1/2011                                        600,000                     622,500
                                                                          ---------------------------

      Music (0.38%)
      Warner Music Group
         7.38%, 4/15/2014                                        350,000                     337,750
                                                                          ---------------------------

      Non-Hazardous Waste Disposal (1.22%)
      Casella Waste Systems Inc
         9.75%, 2/ 1/2013                                        550,000                     577,500
      WCA Waste Corp
         9.25%, 6/15/2014 (b)                                    500,000                     508,750
                                                                          ---------------------------
                                                                                           1,086,250
                                                                          ---------------------------
      Oil Company - Exploration & Production (4.94%)
      Chesapeake Energy Corp
         6.63%, 1/15/2016                                      1,000,000                     952,500
      Compton Petroleum Finance Corp
         7.63%, 12/ 1/2013                                       575,000                     553,438
      PetroHawk Energy Corp
         9.13%, 7/15/2013 (a)(b)                                 400,000                     409,000
      Petroquest Energy Inc
         10.38%, 5/15/2012                                       375,000                     389,062
      Plains Exploration & Production Co
         8.75%, 7/ 1/2012                                        450,000                     470,812
      Pogo Producing Co
         7.88%, 5/ 1/2013 (b)                                    400,000                     407,000
      Stone Energy Corp
         8.24%, 7/15/2010 (b)(c)                                 600,000                     600,000
      Swift Energy Co
         9.38%, 5/ 1/2012                                        587,000                     619,285
                                                                          ---------------------------
                                                                                           4,401,097
                                                                          ---------------------------
      Paper & Related Products (1.39%)
      Abitibi-Consolidated Inc
         8.55%, 8/ 1/2010 (a)                                    800,000                     771,000
      Neenah Paper Inc
         7.38%, 11/15/2014                                       500,000                     465,000
                                                                          ---------------------------
                                                                                           1,236,000
                                                                          ---------------------------
      Pharmacy Services (0.76%)
      Omnicare Inc
         6.88%, 12/15/2015 (a)                                   700,000                     675,500
                                                                          ---------------------------

      Physician Practice Management (0.96%)
      US Oncology Inc
         9.00%, 8/15/2012                                        250,000                     260,000
         10.75%, 8/15/2014                                       550,000                     596,750
                                                                          ---------------------------
                                                                                             856,750
                                                                          ---------------------------
      Pipelines (0.51%)
      Holly Energy Partners LP
         6.25%, 3/ 1/2015                                        500,000                     457,500
                                                                          ---------------------------


      Poultry (0.71%)
      Pilgrim's Pride Corp
         9.63%, 9/15/2011                                        600,000                     628,500
                                                                          ---------------------------

      Printing - Commercial (0.57%)
      Sheridan Group Inc/The
         10.25%, 8/15/2011                                       500,000                     505,000
                                                                          ---------------------------

      Private Corrections (0.60%)
      Corrections Corp of America
         7.50%, 5/ 1/2011                                        525,000                     530,250
                                                                          ---------------------------

      Property & Casualty Insurance (0.72%)
      Crum & Forster Holdings Corp
         10.38%, 6/15/2013 (a)                                   625,000                     637,500
                                                                          ---------------------------

      Publishing - Newspapers (0.41%)
      Block Communications Inc
         8.25%, 12/15/2015 (b)                                   385,000                     369,600
                                                                          ---------------------------

      Publishing - Periodicals (0.95%)
      Dex Media East LLC/Dex Media East Finance Co
         9.88%, 11/15/2009                                       400,000                     422,500
      Dex Media Inc
         9.00%, 11/15/2013 (c)                                   200,000                     165,000
      Dex Media West LLC/Dex Media Finance Co
         8.50%, 8/15/2010                                        250,000                     256,875
                                                                          ---------------------------
                                                                                             844,375
                                                                          ---------------------------
      Quarrying (0.52%)
      Compass Minerals International Inc
         0.00%, 6/ 1/2013 (c)(d)                                 500,000                     460,000
                                                                          ---------------------------

      Recreational Centers (0.43%)
      AMF Bowling Worldwide Inc
         10.00%, 3/ 1/2010                                       375,000                     385,312
                                                                          ---------------------------

      REITS - Mortgage (0.54%)
      Thornburg Mortgage Inc
         8.00%, 5/15/2013                                        490,000                     477,750
                                                                          ---------------------------

      Rental - Auto & Equipment (2.11%)
      Avis Budget Car Rental LLC/Avis Budget
        Finance Inc
         7.63%, 5/15/2014 (b)                                    350,000                     343,000
         7.75%, 5/15/2016 (b)                                    300,000                     292,500
      NationsRent Cos Inc
         9.50%, 5/ 1/2015                                        500,000                     583,165
      United Rentals North America Inc
         6.50%, 2/15/2012                                        700,000                     661,500
                                                                          ---------------------------
                                                                                           1,880,165
                                                                          ---------------------------
      Resorts & Theme Parks (0.50%)
      Intrawest Corp
         7.50%, 10/15/2013                                       450,000                     448,312
                                                                          ---------------------------

      Retail - Apparel & Shoe (0.42%)
      Foot Locker Inc
         8.50%, 1/15/2022                                        400,000                     375,000
                                                                          ---------------------------


      Retail - Auto Parts (0.25%)
      PEP Boys-Manny Moe & Jack
         7.50%, 12/15/2014 (a)                                   250,000                     220,000
                                                                          ---------------------------

      Retail - Automobile (0.97%)
      Asbury Automotive Group Inc
         8.00%, 3/15/2014                                        500,000                     488,125
      Group 1 Automotive Inc
         8.25%, 8/15/2013                                        375,000                     377,812
                                                                          ---------------------------
                                                                                             865,937
                                                                          ---------------------------
      Retail - Discount (0.59%)
      Dollar General Corp
         8.63%, 6/15/2010                                        500,000                     528,750
                                                                          ---------------------------

      Retail - Drug Store (0.80%)
      Rite Aid Corp
         8.13%, 5/ 1/2010                                        700,000                     711,375
                                                                          ---------------------------

      Retail - Propane Distribution (1.72%)
      Amerigas Partners LP
         7.25%, 5/20/2015                                        625,000                     606,250
      Inergy LP/Inergy Finance Corp
         6.88%, 12/15/2014                                       525,000                     494,813
      Suburban Propane Partners LP/Suburban Energy
        Finance Corp
         6.88%, 12/15/2013                                       450,000                     426,375
                                                                          ---------------------------
                                                                                           1,527,438
                                                                          ---------------------------
      Retail - Restaurants (0.39%)
      Landry's Restaurants Inc
         7.50%, 12/15/2014                                       375,000                     347,812
                                                                          ---------------------------

      Rubber - Tires (0.60%)
      Goodyear Tire & Rubber Co
         11.25%, 3/ 1/2011                                       490,000                     534,100
                                                                          ---------------------------

      Satellite Telecommunications (1.06%)
      Intelsat Bermuda Ltd
         9.25%, 6/15/2016 (a)(b)                                 150,000                     153,375
      Intelsat Subsidiary Holding Co Ltd
         10.48%, 1/15/2012 (c)                                   300,000                     304,500
         8.25%, 1/15/2013 (c)                                    500,000                     488,750
                                                                          ---------------------------
                                                                                             946,625
                                                                          ---------------------------
      Schools (1.13%)
      Education Management LLC/Education
        Management Corp
         8.75%, 6/ 1/2014 (b)                                    500,000                     501,250
      Knowledge Learning Corp Inc
         7.75%, 2/ 1/2015 (b)                                    550,000                     506,000
                                                                          ---------------------------
                                                                                           1,007,250
                                                                          ---------------------------
      Semiconductor Equipment (0.41%)
      MagnaChip Semiconductor SA/MagnaChip
        Semiconductor Finance Co
         6.88%, 12/15/2011                                       450,000                     365,625
                                                                          ---------------------------

      Special Purpose Entity (2.21%)
      Altra Industrial Motion Inc
         9.00%, 12/ 1/2011                                       400,000                     402,000
      Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
         0.00%, 10/ 1/2014 (c)                                   470,000                     366,600

      Hexion US Finance Corp/Hexion Nova Scotia
        inance ULC
         10.26%, 7/15/2010 (c)                                   700,000                     714,000
      Visant Corp
         7.63%, 10/ 1/2012                                       500,000                     484,375
                                                                          ---------------------------
                                                                                           1,966,975
                                                                          ---------------------------
      Specified Purpose Acquisition (0.54%)
      Basell AF SCA
         8.38%, 8/15/2015 (a)(b)                                 500,000                     485,625
                                                                          ---------------------------

      Steel - Producers (0.81%)
      United States Steel Corp
         9.75%, 5/15/2010 (a)                                    675,000                     718,875
                                                                          ---------------------------

      Storage & Warehousing (0.57%)
      Mobile Services Group Inc
         9.75%, 8/ 1/2014 (b)                                    500,000                     506,250
                                                                          ---------------------------

      Telecommunication Services (1.08%)
      Insight Midwest LP/Insight Capital Inc
         9.75%, 10/ 1/2009                                       500,000                     510,000
      Mastec Inc
         7.75%, 2/ 1/2008 (a)                                    450,000                     447,750
                                                                          ---------------------------
                                                                                             957,750
                                                                          ---------------------------
      Telephone - Integrated (0.35%)
      Northwestern Bell Telephone
         6.25%, 1/ 1/2007                                        315,000                     312,638
                                                                          ---------------------------

      Television (1.09%)
      Allbritton Communications Co
         7.75%, 12/15/2012                                       500,000                     495,000
      Videotron Ltee
         6.88%, 1/15/2014                                        500,000                     477,500
                                                                          ---------------------------
                                                                                             972,500
                                                                          ---------------------------
      Theaters (1.24%)
      AMC Entertainment Inc
         9.42%, 8/15/2010 (c)                                    300,000                     309,375
         9.88%, 2/ 1/2012                                        400,000                     403,500
      Cinemark Inc
         0.00%, 3/15/2014 (c)(d)                                 500,000                     392,500
                                                                          ---------------------------
                                                                                           1,105,375
                                                                          ---------------------------
      Tobacco (1.41%)
      Reynolds American Inc
         7.25%, 6/ 1/2013 (b)                                  1,000,000                   1,009,798
         7.30%, 7/15/2015 (b)                                    250,000                     250,164
                                                                          ---------------------------
                                                                                           1,259,962
                                                                          ---------------------------
      Transport - Equipment & Leasing (0.40%)
      Greenbrier Cos Inc
         8.38%, 5/15/2015                                        350,000                     355,688
                                                                          ---------------------------

      Transport - Services (0.42%)
      CHC Helicopter Corp
         7.38%, 5/ 1/2014                                        400,000                     376,000
                                                                          ---------------------------

      Venture Capital (0.32%)
      Arch Western Finance LLC
         6.75%, 7/ 1/2013                                        300,000                     285,750
                                                                          ---------------------------

      Vitamins & Nutrition Products (1.14%)
      NBTY Inc
         7.13%, 10/ 1/2015                                       500,000                     470,000
      WH Holdings Ltd/WH Capital Corp
         9.50%, 4/ 1/2011                                        500,000                     548,750
                                                                          ---------------------------
                                                                                           1,018,750
                                                                          ---------------------------
      Wire & Cable Products (0.63%)
      Superior Essex Communications LLC/Essex
        Group Inc
         9.00%, 4/15/2012                                        550,000                     558,250
                                                                          ---------------------------
      TOTAL BONDS                                                                         83,301,848
                                                                          ---------------------------
      MONEY MARKET FUNDS (12.69%)
      BNY Institutional Cash Reserve Fund (e)                 11,300,000                  11,300,000
                                                                          ---------------------------
      TOTAL MONEY MARKET FUNDS                                                            11,300,000
                                                                          ---------------------------
      Total Investments                                                                   94,601,848
      Liabilities in Excess of Other Assets, Net -                                       (5,567,504)
      (6.25)%
                                                                          ---------------------------
      TOTAL NET ASSETS - 100.00%                                                          89,034,344
                                                                          ===========================
                                                                          ---------------------------

                                                                          ===========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Security exempt from registration under
        Rule 144A of the Securities Act of 1933.
        These securities may be resold in
        transactions exempt from registration,
        normally to qualified institutional buyers.
         Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $14,495,562 or 16.28% of net assets.


      (c)  Variable Rate
      (d)  Non-Income Producing Security
      (e)  Security was purchased with the cash
        proceeds from securities loans.


      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                              444,364
      Unrealized Depreciation                                                                           (1,783,575)
                                                                                                        -------------
      Net Unrealized Appreciation (Depreciation)                                                        (1,339,211)
      Cost for federal income tax purposes                                                              95,941,059


      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------
      Sector                                              Percent
      ----------------------------- ------------------------------
      Financial                                            21.53%
      Consumer, Non-cyclical                               18.19%
      Consumer, Cyclical                                   16.43%
      Industrial                                           12.97%
      Communications                                       12.87%
      Basic Materials                                      12.21%
      Energy                                                6.83%
      Utilities                                             2.75%
      Technology                                            1.92%
      Diversified                                           0.55%
      Liabilities in Excess of                           (-6.25%)
      Other Assets, Net
                                                      -------------
      TOTAL NET ASSETS                                      100.00%
                                                      =============

      Schedule of Investments
      July 31, 2006 (unaudited)
      Inflation Protection Fund


                                                            Principal
                                                             Amount                     Value
                                                       --------------------------- ---------------------------
     BONDS (60.71%)
      Agricultural Chemicals (0.52%)
      IMC Global Inc
         11.25%, 6/ 1/2011                                              $500,000                     $529,375
                                                                                    --------------------------

      Appliances (0.50%)
      Whirlpool Corp
         5.90%, 6/15/2009 (a)                                             500,000                     500,622
                                                                                    --------------------------

      Asset Backed Securities (6.36%)
      Ameriquest Mortgage Securities Inc
         5.69%, 4/25/2034 (a)                                             698,752                     698,739
      Carrington Mortgage Loan Trust
         5.61%, 12/25/2035 (a)                                            860,000                     860,361
      Citigroup Mortgage Loan Trust Inc
         5.54%, 7/25/2035 (a)                                           1,165,000                   1,165,200
      Countrywide Asset-Backed Certificates
         6.14%, 12/25/2032 (a)                                            150,000                     150,121
         5.65%, 10/25/2034 (a)                                             98,341                      98,393
         5.59%, 7/25/2035 (a)                                             200,000                     200,084
         5.64%, 4/25/2036 (a)(b)                                        1,500,000                   1,503,471
      GMAC Mortgage Corp Loan Trust
         5.60%, 11/25/2036 (a)(b)                                       1,500,000                   1,499,970
      Long Beach Mortgage Loan Trust
         5.92%, 6/25/2034 (a)                                             200,000                     200,214
         5.50%, 7/25/2035 (a)                                              34,903                      34,908
                                                                                    --------------------------
                                                                                                    6,411,461
                                                                                    --------------------------
      Auto - Car & Light Trucks (0.50%)
      DaimlerChrysler NA Holding Corp
         5.74%, 3/13/2009 (a)                                             500,000                     500,521
                                                                                    --------------------------

      Automobile Sequential (0.19%)
      Carss Finance LP
         6.32%, 1/15/2011 (a)(c)                                          193,478                     193,920
                                                                                    --------------------------

      Brewery (0.50%)
      SABMiller PLC
         5.78%, 7/ 1/2009 (a)(c)                                          500,000                     499,862
                                                                                    --------------------------

      Broadcasting Services & Programming (0.25%)
      Clear Channel Communications Inc
         6.00%, 11/ 1/2006                                                250,000                     250,099
                                                                                    --------------------------

      Building - Residential & Commercial (0.47%)
      DR Horton Inc
         8.50%, 4/15/2012                                                 200,000                     209,889
      K Hovnanian Enterprises Inc
         10.50%, 10/ 1/2007                                               250,000                     260,000
                                                                                    --------------------------
                                                                                                      469,889
                                                                                    --------------------------

      Cable TV (0.50%)
      Comcast Corp
         5.80%, 7/14/2009 (a)(b)                                          500,000                     500,617
                                                                                    --------------------------

      Casino Hotels (1.00%)
      Caesars Entertainment Inc
         8.50%, 11/15/2006                                                100,000                     100,708
         9.38%, 2/15/2007                                                 400,000                     405,500
      Mirage Resorts Inc
         7.25%, 10/15/2006                                                500,000                     500,000
                                                                                    --------------------------
                                                                                                    1,006,208
                                                                                    --------------------------
      Cellular Telecommunications (0.41%)
      America Movil SA de CV
         6.11%, 4/27/2007 (a)                                              50,000                      50,050
      Rogers Wireless Inc
         8.45%, 12/15/2010 (a)                                            350,000                     359,625
                                                                                    --------------------------
                                                                                                      409,675
                                                                                    --------------------------
      Chemicals - Diversified (0.52%)
      Equistar Chemicals LP/Equistar Funding Corp
         10.63%, 5/ 1/2011                                                200,000                     215,000
      Lyondell Chemical Co
         9.50%, 12/15/2008                                                300,000                     308,250
                                                                                    --------------------------
                                                                                                      523,250
                                                                                    --------------------------
      Commercial Banks (0.10%)
      HSBC America Capital Trust I
         7.81%, 12/15/2026 (c)                                            100,000                     104,504
                                                                                    --------------------------

      Computers - Memory Devices (0.45%)
      Seagate Technology HDD Holdings
         8.00%, 5/15/2009                                                 450,000                     459,000
                                                                                    --------------------------

      Containers - Metal & Glass (0.18%)
      Owens Brockway Glass Container Inc
         8.88%, 2/15/2009                                                 176,000                     181,500
                                                                                    --------------------------

      Cruise Lines (0.50%)
      Royal Caribbean Cruises Ltd
         7.25%, 8/15/2006                                                 500,000                     500,250
                                                                                    --------------------------

      Electric - Integrated (0.20%)
      Entergy Gulf States Inc
         5.63%, 12/ 1/2009 (a)                                            200,000                     198,005
                                                                                    --------------------------

      Electronic Components - Miscellaneous (0.25%)
      Solectron Corp
         7.97%, 11/15/2006                                                250,000                     248,750
                                                                                    --------------------------

      Energy - Alternate Sources (0.26%)
      Aventine Renewable Energy Holdings Inc
         11.33%, 12/15/2011 (a)(c)                                        250,000                     263,437
                                                                                    --------------------------

      Engines - Internal Combustion (0.52%)
      Cummins Inc
         9.50%, 12/ 1/2010                                                500,000                     528,447
                                                                                    --------------------------


      Finance - Auto Loans (0.59%)
      General Motors Acceptance Corp
         6.13%, 9/15/2006                                                 600,000                     599,753
                                                                                    --------------------------

      Finance - Consumer Loans (0.49%)
      SLM Corp
         5.53%, 3/15/2011 (a)                                             500,000                     499,603
                                                                                    --------------------------

      Finance - Mortgage Loan/Banker (17.49%)
      Fannie Mae
         4.69%, 2/17/2009 (a)                                             200,000                     194,452
         5.69%, 2/25/2018 (a)                                             130,142                     130,479
         5.69%, 3/25/2018 (a)                                             675,789                     679,307
         5.69%, 10/25/2018 (a)                                            931,044                     934,063
         5.64%, 11/25/2022 (a)                                            161,068                     161,635
         5.59%, 1/25/2023 (a)                                             158,222                     158,491
         5.78%, 6/25/2023 (a)                                             973,531                     975,045
         5.78%, 2/25/2028 (a)                                             390,164                     391,852
         5.78%, 5/25/2030 (a)                                             759,839                     763,960
         5.78%, 5/25/2031 (a)                                             929,568                     938,029
         5.69%, 2/25/2032 (a)                                             174,597                     175,063
         5.59%, 4/25/2034 (a)                                             898,673                     898,530
         5.64%, 3/25/2035 (a)                                             353,546                     353,697
         5.60%, 4/25/2035 (a)                                             905,356                     904,034
      Fannie Mae Grantor Trust
         5.52%, 4/25/2035 (a)(b)                                          496,692                     497,104
         5.41%, 5/25/2035 (a)                                             147,036                     145,614
         5.55%, 6/25/2035 (a)                                             137,150                     137,590
         5.54%, 9/25/2035 (a)                                             750,000                     751,725
         5.15%, 11/28/2035 (a)                                             71,064                      71,059
         5.26%, 11/28/2035 (a)(b)                                       1,000,000                   1,000,287
      Fannie Mae Whole Loan
         5.54%, 11/25/2033 (a)                                             71,210                      71,208
         5.54%, 5/25/2035 (a)                                             161,926                     162,217
         5.59%, 5/25/2035 (a)                                             159,323                     159,749
         5.64%, 6/25/2044 (a)                                             114,162                     114,196
         5.83%, 2/25/2047 (a)                                             125,848                     126,594
      Freddie Mac
         5.67%, 5/15/2013 (a)                                             577,434                     577,982
         5.67%, 5/15/2017 (a)                                             704,001                     705,345
         5.67%, 2/15/2018 (a)(b)                                          621,471                     622,114
         5.67%, 6/15/2018 (a)                                             709,024                     710,958
         5.62%, 3/15/2023 (a)                                             374,260                     375,532
         5.82%, 6/15/2023 (a)                                             144,726                     146,075
         5.72%, 7/15/2028 (a)                                             891,706                     893,672
         5.77%, 1/15/2030 (a)                                             886,091                     890,823
         5.72%, 2/15/2030 (a)                                              63,487                      63,705
         5.57%, 4/15/2030 (a)                                             192,757                     192,754
         5.72%, 5/15/2030 (a)                                             149,124                     149,507
         5.77%, 9/15/2033 (a)                                             501,109                     503,588
         5.67%, 10/15/2034 (a)                                            323,186                     322,363
      Ginnie Mae
         5.73%, 10/20/2031 (a)                                            343,508                     345,783
      Residential Capital Corp
         6.87%, 6/29/2007 (a)                                             250,000                     251,261
                                                                                    --------------------------
                                                                                                   17,647,442
                                                                                    --------------------------
      Home Equity - Other (3.75%)
      ACE Securities Corp
         5.60%, 9/25/2035 (a)                                           1,000,000                   1,000,486

      First NLC Trust
         5.61%, 12/25/2035 (a)                                            300,000                     300,133
      New Century Home Equity Loan Trust
         5.68%, 3/25/2035 (a)                                             959,951                     961,132
      Option One Mortgage Loan Trust
         6.38%, 2/25/2035 (a)                                             100,000                     100,915
      Residential Asset Securities Corp
         7.18%, 4/25/2032 (a)                                               3,814                       3,819
         5.83%, 10/25/2033 (a)                                             32,903                      32,984
         5.57%, 5/25/2034 (a)                                             181,776                     181,913
         5.59%, 5/25/2035 (a)                                             200,000                     200,143
      Soundview Home Equity Loan Trust
         5.56%, 3/25/2036 (a)                                           1,000,000                   1,001,350
                                                                                    --------------------------
                                                                                                    3,782,875
                                                                                    --------------------------
      Industrial Gases (0.50%)
      Airgas Inc
         7.75%, 9/15/2006                                                 500,000                     501,250
                                                                                    --------------------------

      Insurance Brokers (0.49%)
      Marsh & McLennan Cos Inc
         5.64%, 7/13/2007 (a)                                             500,000                     499,793
                                                                                    --------------------------

      Medical - Nursing Homes (0.21%)
      Extendicare Health Services Inc
         9.50%, 7/ 1/2010                                                 200,000                     208,750
                                                                                    --------------------------

      Metal Processors & Fabrication (0.20%)
      Timken Co
         6.75%, 8/21/2006                                                 200,000                     199,975
                                                                                    --------------------------

      Mortgage Backed Securities (15.99%)
      Adjustable Rate Mortgage Trust
         5.67%, 8/25/2036 (a)(d)                                        1,500,000                   1,500,000
      Banc of America Large Loan
         5.64%, 2/ 9/2021 (a)(c)                                          200,000                     200,644
      Bank of America Alternative Loan Trust
         5.78%, 6/25/2036 (a)                                             688,277                     688,277
      Countrywide Alternative Loan Trust
         5.81%, 12/25/2035 (a)(b)(d)                                      998,337                   1,001,456
         5.52%, 6/25/2036 (a)(d)                                        1,500,000                   1,500,000
         5.66%, 6/25/2036 (a)                                           1,448,583                   1,448,964
      Countrywide Asset-Backed Certificates
         5.65%, 1/25/2036 (a)                                             250,000                     250,514
      Countrywide Home Loan Mortgage Pass Through
        Certificates
         5.59%, 4/25/2046 (a)(b)(d)                                     1,473,902                   1,475,975
      G-Force LLC
         5.69%, 12/25/2039 (a)(c)                                       1,000,000                     999,983
      Homebanc Mortgage Trust
         5.73%, 1/25/2036 (a)(d)                                        1,394,558                   1,396,682
      Impac CMB Trust
         6.14%, 8/25/2033 (a)                                              66,700                      66,746
         5.87%, 10/25/2034 (a)                                            149,948                     150,251
         6.94%, 10/25/2034 (a)                                            236,109                     239,268
         5.90%, 8/25/2035 (a)                                             133,933                     134,276
         6.04%, 8/25/2035 (a)                                             121,466                     121,533
      Indymac Index Mortgage Loan Trust
         5.61%, 4/25/2035 (a)                                             287,920                     289,065

      Morgan Stanley Capital I
         5.53%, 8/15/2019 (a)(c)                                        1,000,000                   1,000,937
      Wachovia Bank Commercial Mortgage Trust
         5.60%, 1/15/2018 (a)(c)                                          500,000                     500,053
      Wamu Alternative Mortgage Pass-Through
        Certificates
         5.66%, 6/25/2046 (a)(d)                                        1,030,696                   1,030,696
      Washington Mutual Inc
         5.70%, 12/25/2027 (a)                                          1,414,595                   1,415,493
         5.73%, 7/25/2044 (a)                                             237,798                     239,533
         5.75%, 1/25/2045 (a)                                             480,786                     483,880
                                                                                    --------------------------
                                                                                                   16,134,226
                                                                                    --------------------------
      Multi-Line Insurance (0.20%)
      First Mercury Holdings Inc
         13.17%, 8/15/2012 (a)(c)                                         200,000                     206,000
                                                                                    --------------------------

      Multimedia (0.92%)
      Media General Inc
         6.95%, 9/ 1/2006                                                 430,000                     430,136
      Viacom Inc
         5.69%, 6/16/2009 (a)(c)                                          500,000                     499,962
                                                                                    --------------------------
                                                                                                      930,098
                                                                                    --------------------------
      Oil Company - Exploration & Production (0.35%)
      Newfield Exploration Co
         7.45%, 10/15/2007 (b)                                            250,000                     252,188
      Vintage Petroleum Inc
         8.25%, 5/ 1/2012                                                 100,000                     105,786
                                                                                    --------------------------
                                                                                                      357,974
                                                                                    --------------------------
      Paper & Related Products (0.50%)
      Bowater Inc
         8.33%, 3/15/2010 (a)                                             500,000                     503,750
                                                                                    --------------------------

      Pipelines (0.52%)
      Northwest Pipeline Corp
         8.13%, 3/ 1/2010                                                 250,000                     258,750
      Southern Natural Gas Co
         8.88%, 3/15/2010                                                 250,000                     264,188
                                                                                    --------------------------
                                                                                                      522,938
                                                                                    --------------------------
      Publishing - Periodicals (0.10%)
      Dex Media East LLC/Dex Media East Finance Co
         9.88%, 11/15/2009                                                100,000                     105,625
                                                                                    --------------------------

      REITS - Diversified (0.50%)
      iStar Financial Inc
         6.55%, 3/12/2007 (a)                                             275,000                     276,739
         5.96%, 3/16/2009 (a)                                             225,000                     226,464
                                                                                    --------------------------
                                                                                                      503,203
                                                                                    --------------------------
      REITS - Healthcare (0.20%)
      National Health Investors Inc
         7.30%, 7/16/2007                                                 200,000                     201,394
                                                                                    --------------------------

      REITS - Hotels (0.40%)
      Host Marriott LP
         9.50%, 1/15/2007                                                 400,000                     405,500
                                                                                    --------------------------


      REITS - Office Property (0.50%)
      HRPT Properties Trust
         5.94%, 3/16/2011 (a)                                             500,000                     500,507
                                                                                    --------------------------

      Rental - Auto & Equipment (0.50%)
      Erac USA Finance Co
         5.40%, 4/30/2009 (c)                                             500,000                     500,505
                                                                                    --------------------------

      Retail - Regional Department Store (0.51%)
      JC Penney Corp Inc
         8.13%, 4/ 1/2027                                                 500,000                     515,784
                                                                                    --------------------------

      Retail - Toy Store (0.10%)
      Toys R US Inc
         6.88%, 8/ 1/2006                                                 100,000                     100,000
                                                                                    --------------------------

      Special Purpose Banks (0.38%)
      Korea Development Bank
         5.90%, 10/20/2009 (a)(b)                                         380,000                     382,498
                                                                                    --------------------------

      Telecommunication Services (0.45%)
      Insight Midwest LP/Insight Capital Inc
         10.50%, 11/ 1/2010                                               250,000                     260,000
      Mastec Inc
         7.75%, 2/ 1/2008                                                 200,000                     199,000
                                                                                    --------------------------
                                                                                                      459,000
                                                                                    --------------------------
      Telephone - Integrated (0.69%)
      Deutsche Telekom International Finance BV
         5.63%, 3/23/2009 (a)                                             200,000                     200,129
      Telecom Italia Capital SA
         6.11%, 7/18/2011 (a)(b)                                          500,000                     500,245
                                                                                    --------------------------
                                                                                                      700,374
                                                                                    --------------------------
      TOTAL BONDS                                                                                  61,248,209
                                                                                    --------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
      (78.98%)
      U.S. Treasury Inflation-Indexed Obligations
      (78.98%)
         2.00%, 7/15/2014 (e)                                           5,935,452                   5,760,867
         3.63%, 1/15/2008 (e)                                           5,508,869                   5,595,589
         3.88%, 1/15/2009                                               8,643,320                   2,383,786
         4.25%, 1/15/2010                                               3,598,764                   3,824,810
         0.88%, 4/15/2010 (e)                                           5,788,148                   5,477,712
         3.50%, 1/15/2011 (e)                                           3,525,375                   3,695,721
         2.38%, 4/15/2011                                               3,305,513                   3,304,481
         3.38%, 1/15/2012 (e)                                           1,921,625                   2,020,258
         3.00%, 7/15/2012 (e)                                           5,406,000                   7,045,639
         1.88%, 7/15/2013 (e)                                           6,378,252                   6,164,229
         2.00%, 1/15/2014                                               3,890,552                   3,782,040
         1.63%, 1/15/2015                                               5,859,318                   5,510,050
         1.88%, 7/15/2015                                                 359,173                     343,838
         2.00%, 1/15/2016                                               5,453,343                   5,262,263
         2.50%, 7/15/2016                                               1,002,720                   1,010,553
         2.38%, 1/15/2025 (f)                                           7,734,888                   7,672,947
         2.00%, 1/15/2026                                               3,433,209                   3,207,503
         3.63%, 4/15/2028                                                 569,665                     690,139
         3.88%, 4/15/2029 (f)                                           3,984,873                   5,033,082
         3.38%, 4/15/2032                                               1,562,965                   1,888,746
                                                                                    --------------------------
                                                                                                   79,674,253
                                                                                    --------------------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY                                                    79,674,253
      OBLIGATIONS
                                                                                    --------------------------

      MONEY MARKET FUNDS (0.07%)
      BNY Institutional Cash Reserve Fund (b)                              68,000                      68,000
                                                                                    --------------------------
      TOTAL MONEY MARKET FUNDS                                                                         68,000
                                                                                    --------------------------
      Total Investments                                                                           140,990,462
      Liabilities in Excess of Other Assets, Net -                                               (40,111,764)
      (39.76)%
                                                                                    --------------------------
      TOTAL NET ASSETS - 100.00%                                                                  100,878,698
                                                                                    ==========================
                                                                                    --------------------------

                                                                                    ==========================



      (a) Variable Rate
      (b) Security was purchased with the cash proceeds from securities loans.
      (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in
        transactions exempt from registration,
        normally to qualified institutional buyers.
        Unless otherwise indicated, these securities are not considered illiquid. At the and of the period, the value of these securities totaled $4,969,807 or 4.93%
        of net assets.


      (d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,904,809 or 7.84% of net assets.

      (e) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of  these securities totaled
        $31,627,388 or 31.35% of net assets.

      (f) Security or a portion of the security was on loan at the end of the period.



      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                           $74,180
      Unrealized Depreciation                                                                        (2,902,237)
                                                                                                 ---------------
      Net Unrealized Appreciation (Depreciation)                                                     (2,828,057)
      Cost for federal income tax purposes                                                           143,818,519


                                SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS


                                                                                       Unrealized
                                                                     Notional         Appreciation/
      Description                                                     Amount         (Depreciation)
      ---------------------- ------------------------------------------------------- ----------------
      Receive a semi-annual return equal to a 0.875%
      U.S. Treasury Inflation Index Obligation and pay              2,500,000                    43,847
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.  Expires September
      2006.


      Receive a semi-annual return equal to a 1.875%
      U.S. Treasury Inflation Index Obligation and pay               4,600,000                  41,864
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.  Expires November
      2006.


      Receive a semi-annual return equal to a 2.00% U.S.
      Treasury Inflation Index Obligation and pay                    2,400,000                    20,761
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.  Expires September
      2006.


      Receive a semi-annual return equal to a 3.625%
      U.S. Treasury Inflation Index Obligation and pay               3,750,000                  188,158
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.  Expires November
      2006.


      Receive a semi-annual return equal to a 3.875%
      U.S. Treasury Inflation Index Obligation and pay               1,600,000                  (53,506)
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.  Expires September
      2006.


      Receive a semi-annual return equal to a 3.875%
      U.S.Treasury Inflation Index Obligation and pay                2,000,000                  10,787
      monthly a
      floating rate based on 1-month LIBOR less 3 basis
      points with Merrill Lynch.   Expires September
      2006.



      Portfolio Summary (unaudited)
      ----------------------------- ---------------- -----------------------
      Sector                                                        Percent
      ----------------------------- ---------------- -----------------------
      Government                                                     79.17%
      Mortgage Securities                                            30.54%
      Asset Backed Securities                                        12.80%
      Financial                                                       4.19%
      Consumer, Cyclical                                              3.56%
      Communications                                                  3.33%
      Basic Materials                                                 2.04%
      Consumer, Non-cyclical                                          1.20%
      Industrial                                                      1.15%
      Energy                                                          1.13%
      Technology                                                      0.45%
      Utilities                                                       0.20%
      Liabilities in Excess of                                    (-39.76%)
      Other Assets, Net
                                                     -----------------------
      TOTAL NET ASSETS                                              100.00%
                                                     =======================

      Other Assets Summary (unaudited)
      ----------------------------- ---------------- -----------------------
      Asset Type                                                    Percent
      ----------------------------- ---------------- -----------------------
      Total Return Swaps                                              0.36%



      Schedule of Investments
      July 31, 2006 (unaudited)
      International Emerging Markets Fund

                                                        Shares
                                                         Held                            Value
                                                       -----------------       ------------------
      COMMON STOCKS (92.91%)
      Agricultural Biotech (0.00%)
      Global Bio-Chem Technology Group Co Ltd (a)           73,093                           $141
                                                                        --------------------------

      Agricultural Operations (0.64%)
      Astra Agro Lestari Tbk PT                          1,132,500                      1,042,599
      Astral Foods Ltd                                      41,908                        480,538
                                                                        --------------------------
                                                                                        1,523,137
                                                                        --------------------------
      Airlines (0.24%)
      Thai Airways International Public Ltd (a)(b)         540,100                        578,067
                                                                        --------------------------

      Apparel Manufacturers (0.56%)
      Youngone Corp                                        306,750                      1,322,392
                                                                        --------------------------

      Applications Software (0.37%)
      Satyam Computer Services Ltd ADR (c)                  24,921                        878,465
                                                                        --------------------------

      Auto - Car & Light Trucks (1.34%)
      Ford Otomotiv Sanayi AS                              169,288                      1,154,237
      Hyundai Motor Co                                      13,030                        996,644
      Maruti Udyog Ltd                                      60,997                      1,032,141
                                                                        --------------------------
                                                                                        3,183,022
                                                                        --------------------------
      Auto - Medium & Heavy Duty Trucks (0.67%)
      Mahindra & Mahindra Ltd                              124,464                      1,577,453
                                                                        --------------------------

      Auto/Truck Parts & Equipment - Original (0.80%)
      Halla Climate Control                                110,390                      1,033,787
      Hyundai Mobis                                         10,384                        862,708
                                                                        --------------------------
                                                                                        1,896,495
                                                                        --------------------------
      Beverages - Non-Alcoholic (0.09%)
      Coca-Cola Icecek Uretim AS (a)                        45,546                        203,983
                                                                        --------------------------

      Brewery (0.49%)
      Thai Beverage PCL                                  6,553,000                      1,163,943
                                                                        --------------------------

      Building - Heavy Construction (0.36%)
      YTL Corp Bhd                                         642,800                        861,167
                                                                        --------------------------

      Building - Residential & Commercial (0.27%)
      Consorcio ARA SA de CV                               141,400                        648,056
                                                                        --------------------------

      Building & Construction - Miscellaneous (0.30%)
      Orascom Construction Industries                       18,512                        702,771
                                                                        --------------------------

      Building Products - Cement & Aggregate (2.67%)
      Akcansa Cimento AS                                    47,674                        232,634
      Associated Cement Co Ltd                              82,267                      1,490,913
      Cemex SA de CV (a)                                 1,239,518                      3,518,580
      Pretoria Portland Cement Co Ltd                       20,265                      1,081,462
                                                                        --------------------------
                                                                                        6,323,589
                                                                        --------------------------

      Cable TV (0.29%)
      Vivax SA (a)                                          43,856                        679,672
                                                                        --------------------------

      Casino Hotels (0.90%)
      Genting Bhd                                          313,086                      2,140,027
                                                                        --------------------------

      Cellular Telecommunications (6.55%)
      America Movil SA de CV ADR                           140,958                      5,043,477
      China Mobile Ltd                                     663,962                      4,276,184
      Far EasTone Telecommunications Co Ltd                839,800                        932,171
      LG Telecom Ltd (a)                                   127,843                      1,384,509
      SK Telecom Co Ltd                                     10,778                      2,238,603
      Vimpel-Communications ADR (a)                         34,234                      1,650,079
                                                                        --------------------------
                                                                                       15,525,023
                                                                        --------------------------
      Chemicals - Diversified (0.62%)
      Nan Ya Plastics Corp                               1,038,000                      1,480,231
                                                                        --------------------------

      Commercial Banks (9.06%)
      Attijariwafa Bank                                      3,338                        691,392
      Banco do Brasil SA                                   105,136                      2,412,640
      Banco Macro Bansud SA ADR (c)                         33,512                        676,942
      Banco Nossa Caixa SA (a)                              56,300                      1,190,986
      BanColombia SA ADR                                    31,642                        853,701
      Bank of Communications Co Ltd (c)(d)               2,013,000                      1,266,665
      Bank of the Philippine Islands                     1,042,738                      1,093,994
      Bank Rakyat Indonesia                              4,267,500                      2,011,418
      HDFC Bank Ltd ADR                                     16,350                        885,352
      Kookmin Bank                                          30,358                      2,649,218
      Nedbank Group Ltd                                     62,058                        984,675
      Raiffeisen International Bank Holding AS              15,710                      1,348,044
      Serbank RF GDR (a)(b)                                  1,273                      2,265,940
      Siam Commercial Bank Public (a)(b)                   655,376                        995,881
      Standard Bank Group Ltd                              101,993                      1,123,898
      Taishin Financial Holdings Co Ltd                  1,871,000                      1,028,399
                                                                        --------------------------
                                                                                       21,479,145
                                                                        --------------------------
      Computers (1.72%)
      High Tech Computer Corp                              119,280                      2,651,638
      Wistron Corp                                       1,351,980                      1,416,053
                                                                        --------------------------
                                                                                        4,067,691
                                                                        --------------------------
      Computers - Memory Devices (0.47%)
      Quanta Storage Inc                                   737,887                      1,117,601
                                                                        --------------------------

      Diversified Financial Services (3.69%)
      Cathay Financial Holding Co Ltd                      713,000                      1,524,063
      Hana Financial Group Inc                              43,242                      1,932,022
      Mega Financial Holding Co Ltd                      1,243,000                        831,248
      Shin Kong Financial Holding Co Ltd                   693,101                        720,657
      Shinhan Financial Group Co Ltd                        43,923                      2,160,072
      Woori Finance Holdings Co Ltd                         77,700                      1,585,382
                                                                        --------------------------
                                                                                        8,753,444
                                                                        --------------------------
      Diversified Minerals (0.95%)
      Antofagasta PLC                                      286,740                      2,239,152
                                                                        --------------------------

      Diversified Operations (1.38%)
      Dogan Sirketler Grubu Holdings                       248,075                      1,019,827
      Grupo Carso SA de CV                                 551,100                      1,486,045

      GS Holdings Corp                                      22,110                        765,765
                                                                        --------------------------
                                                                                        3,271,637
                                                                        --------------------------
      Electric - Generation (1.42%)
      CEZ                                                   27,936                      1,020,322
      China Power International Development Ltd          1,313,000                        430,838
      Glow Energy PCL (b)                                  744,427                        590,190
      Tractebel Energia SA                                 168,872                      1,327,989
                                                                        --------------------------
                                                                                        3,369,339
                                                                        --------------------------
      Electric - Integrated (0.63%)
      Korea Electric Power Corp                             39,834                      1,492,160
                                                                        --------------------------

      Electric Products - Miscellaneous (0.63%)
      LG Electronics Inc                                    25,500                      1,494,193
                                                                        --------------------------

      Electronic Components - Miscellaneous (1.79%)
      HON HAI Precision Industry Co Ltd                    717,292                      4,249,256
                                                                        --------------------------

      Electronic Components - Semiconductors (4.70%)
      Hynix Semiconductor Inc (a)                           47,205                      1,605,276
      MediaTek Inc                                         164,500                      1,499,428
      Samsung Electronics Co Ltd                            12,615                      8,025,447
                                                                        --------------------------
                                                                                       11,130,151
                                                                        --------------------------
      Enterprise Software & Services (0.22%)
      Totvs SA (a)                                          35,836                        524,068
                                                                        --------------------------

      Feminine Health Care Products (0.42%)
      Hengan International Group Co Ltd                    643,574                        998,746
                                                                        --------------------------

      Finance - Consumer Loans (0.63%)
      African Bank Investments Ltd                         419,678                      1,498,147
                                                                        --------------------------

      Finance - Credit Card (0.53%)
      LG Card Co Ltd                                        24,180                      1,252,391
                                                                        --------------------------

      Finance - Other Services (0.56%)
      Grupo Financiero Banorte SA de CV                    483,100                      1,333,698
                                                                        --------------------------

      Food - Dairy Products (0.54%)
      Wimm-Bill-Dann Foods OJSC ADR (c)                     33,980                      1,283,425
                                                                        --------------------------

      Food - Miscellaneous/Diversified (0.75%)
      Tiger Brands Ltd                                      29,101                        629,597
      Universal Robina Corp                              3,120,900                      1,152,071
                                                                        --------------------------
                                                                                        1,781,668
                                                                        --------------------------
      Gold Mining (1.47%)
      Gold Fields Ltd                                       97,503                      2,012,570
      Polyus Gold Co ZAO ADR (a)(b)                         16,244                        779,712
      Zijin Mining Group Co Ltd                          1,306,000                        694,069
                                                                        --------------------------
                                                                                        3,486,351
                                                                        --------------------------
      Life & Health Insurance (1.28%)
      Metropolitan Holdings Ltd                            700,497                      1,202,310
      Sanlam Ltd                                           824,404                      1,826,394
                                                                        --------------------------
                                                                                        3,028,704
                                                                        --------------------------
      Medical - Drugs (0.69%)
      Dr Reddy's Laboratories Ltd ADR (c)                   54,106                      1,644,281
                                                                        --------------------------

      Medical - Generic Drugs (0.76%)
      Teva Pharmaceutical Industries Ltd ADR                54,735                      1,810,634
                                                                        --------------------------

      Metal - Aluminum (0.65%)
      Aluminum Corp of China Ltd (c)                     1,128,000                        753,331
      Hindalco Industries Ltd (a)(d)                       224,965                        776,219
                                                                        --------------------------
                                                                                        1,529,550
                                                                        --------------------------
      Metal - Diversified (1.58%)
      Kumba Resources Ltd                                   72,024                      1,329,690
      MMC Norilsk Nickel ADR                                17,709                      2,417,278
                                                                        --------------------------
                                                                                        3,746,968
                                                                        --------------------------
      Metal - Iron (0.84%)
      Novolipetsk Steel (b)                                 90,499                      1,984,643
                                                                        --------------------------

      Metal Processors & Fabrication (1.13%)
      Catcher Technology Co Ltd                            160,583                      1,642,705
      Lupatech SA (a)                                       97,831                      1,039,272
                                                                        --------------------------
                                                                                        2,681,977
                                                                        --------------------------
      Multi-Line Insurance (0.77%)
      Porto Seguro SA (a)                                  100,180                      1,833,600
                                                                        --------------------------

      Non-Ferrous Metals (0.81%)
      Grupo Mexico SAB de CV                               588,459                      1,910,616
                                                                        --------------------------

      Oil Company - Exploration & Production (3.18%)
      Oao Gazprom (a)(b)(d)                                 23,609                      2,464,485
      Oao Gazprom (a)                                       99,781                      4,166,356
      PTT Public Company Limited (a)(b)                    146,577                        914,169
                                                                        --------------------------
                                                                                        7,545,010
                                                                        --------------------------
      Oil Company - Integrated (10.60%)
      China Petroleum & Chemical Corp                    3,762,000                      2,110,641
      LUKOIL ADR                                            89,545                      7,790,415
      MOL Hungarian Oil and Gas PLC                         11,529                      1,276,809
      PetroChina Co Ltd                                  4,640,807                      5,261,124
      Petroleo Brasileiro SA ADR                            72,279                      6,640,995
      Sasol Ltd                                             56,561                      2,039,076
                                                                        --------------------------
                                                                                       25,119,060
                                                                        --------------------------
      Oil Refining & Marketing (1.40%)
      SK Corp                                               17,680                      1,237,618
      Thai Oil Public (a)(b)                               617,900                      1,053,239
      Tupras Turkiye Petrol Rafinerileri AS                 54,595                      1,030,955
                                                                        --------------------------
                                                                                        3,321,812
                                                                        --------------------------
      Petrochemicals (0.46%)
      Reliance Industries (a)                               25,800                      1,084,753
                                                                        --------------------------

      Platinum (1.17%)
      Impala Platinum Holdings Ltd                          15,015                      2,772,033
                                                                        --------------------------

      Power Converter & Supply Equipment (1.26%)
      Bharat Heavy Electricals                              37,441                      1,644,638
      Delta Electronics Inc                                496,650                      1,339,141
                                                                        --------------------------
                                                                                        2,983,779
                                                                        --------------------------
      Property & Casualty Insurance (1.05%)
      Aksigorta AS                                         200,539                        723,871
      Dongbu Insurance Co Ltd                               52,990                      1,097,836

      PICC Property & Casualty Co Ltd                    1,772,673                        672,914
                                                                        --------------------------
                                                                                        2,494,621
                                                                        --------------------------
      Real Estate Operator & Developer (0.72%)
      Agile Property Holdings Ltd                        1,698,000                        998,535
      IRSA Inversiones y Representaciones SA (a)(c)         60,363                        699,607
                                                                        --------------------------
                                                                                        1,698,142
                                                                        --------------------------
      Rental - Auto & Equipment (0.45%)
      Localiza Rent A CAR                                   52,300                      1,070,292
                                                                        --------------------------

      Retail - Apparel & Shoe (0.59%)
      Edgars Consolidated Stores Ltd                       170,489                        676,718
      Lojas Renner SA                                       12,629                        720,454
                                                                        --------------------------
                                                                                        1,397,172
                                                                        --------------------------
      Retail - Home Furnishings (0.71%)
      Ellerine Holdings Ltd                                100,900                        960,502
      JD Group Ltd                                          79,213                        728,349
                                                                        --------------------------
                                                                                        1,688,851
                                                                        --------------------------
      Retail - Hypermarkets (0.41%)
      Controladora Comercial Mexicana SA de CV             489,447                        965,157
                                                                        --------------------------

      Retail - Major Department Store (0.94%)
      Grupo Famsa SA (a)                                   459,501                      1,104,185
      Hyundai Department Store Co Ltd                       15,365                      1,115,759
                                                                        --------------------------
                                                                                        2,219,944
                                                                        --------------------------
      Semiconductor Component - Integrated Circuits
      (3.35%)
      Advanced Semiconductor Engineering Inc             1,308,000                      1,146,317
      Holtek Semiconductor Inc                             778,673                      1,398,131
      Siliconware Precision Industries Co                  710,000                        845,548
      Taiwan Semiconductor Manufacturing Co Ltd          2,722,226                      4,555,331
                                                                        --------------------------
                                                                                        7,945,327
                                                                        --------------------------
      Shipbuilding (0.54%)
      Hyundai Heavy Industries                              10,903                      1,289,148
                                                                        --------------------------

      Steel - Producers (3.33%)
      Angang New Steel Co Ltd (c)                        1,884,000                      1,483,684
      Cia Siderurgica Nacional SA ADR                       35,134                      1,135,882
      Evraz Group SA (b)(d)                                 82,513                      1,980,312
      POSCO ADR                                             38,932                      2,403,662
      Tenaris SA ADR                                        23,130                        900,220
                                                                        --------------------------
                                                                                        7,903,760
                                                                        --------------------------
      Tea (0.39%)
      Tata Tea Ltd                                          51,810                        926,927
                                                                        --------------------------

      Telecommunication Equipment (0.66%)
      Foxconn International Holdings Ltd (a)               669,143                      1,555,055
                                                                        --------------------------

      Telecommunication Services (0.97%)
      Digi.Com BHD (a)                                     362,746                      1,209,980
      Telekomunikasi Indonesia Tbk PT                    1,331,000                      1,093,269
                                                                        --------------------------
                                                                                        2,303,249
                                                                        --------------------------
      Telephone - Integrated (2.15%)
      China Netcom Group Corp Hong Kong Ltd              1,478,718                      2,694,373
      Telefonos de Mexico SA de CV ADR (c)                 102,310                      2,398,147
                                                                        --------------------------
                                                                                        5,092,520
                                                                        --------------------------

      Transport - Marine (0.32%)
      STX Pan Ocean Co Ltd                               1,778,000                        750,044
      Wan Hai Lines Ltd                                          1                              1
                                                                        --------------------------
                                                                                          750,045
                                                                        --------------------------
      Water (0.41%)
      Cia de Saneamento Basico do Estado de S (a)        9,850,000                        980,244
                                                                        --------------------------

      Wire & Cable Products (0.62%)
      LS Cable Ltd                                          41,610                      1,467,257
                                                                        --------------------------
      TOTAL COMMON STOCKS                                                             220,255,028
                                                                        --------------------------
      PREFERRED STOCKS (4.23%)
      Airlines (0.58%)
      Tam SA                                                51,048                      1,380,373
                                                                        --------------------------

      Commercial Banks (0.69%)
      Banco Bradesco SA                                     48,989                      1,643,480
                                                                        --------------------------

      Diversified Minerals (1.15%)
      Cia Vale do Rio Doce                                 135,910                      2,715,700
                                                                        --------------------------

      Electric - Integrated (0.58%)
      Cia Energetica de Minas Gerais                    31,300,000                      1,360,244
                                                                        --------------------------

      Investment Companies (0.01%)
      Lereko Mobility Pty Ltd                                4,384                         24,597
                                                                        --------------------------

      Steel - Producers (1.22%)
      Gerdau SA                                             97,189                      1,521,860
      Usinas Siderurgicas de Minas Gerais SA                39,900                      1,376,179
                                                                        --------------------------
                                                                                        2,898,039
                                                                        --------------------------
      TOTAL PREFERRED STOCKS                                                           10,022,433
                                                                         --------------------------



                                                       Principal
                                                        Amount                        Value
                                                       ------------------------ --------------------
      SHORT TERM INVESTMENTS (2.34%)
      Commercial Paper (2.34%)
      Investment in Joint Trading Account; Federal
        Home Loan Bank
         5.05%, 8/ 1/2006                             5,538,729                      5,538,729
                                                                       --------------------------
      TOTAL SHORT TERM INVESTMENTS                                                   5,538,729
                                                                       --------------------------
      MONEY MARKET FUNDS (6.57%)
      BNY Institutional Cash Reserve Fund (e)        15,578,000                     15,578,000
                                                                      --------------------------
      TOTAL MONEY MARKET FUNDS                                                      15,578,000
                                                                       --------------------------
      Total Investments                                                             251,394,190
      Liabilities in Excess of Other Assets, Net -                                 (14,345,693)
      (6.05)%
                                                                        --------------------------
      TOTAL NET ASSETS - 100.00%                                                    237,048,497
                                                                       ==========================
                                                                      --------------------------

                                                                      ==========================



      (a)  Non-Income Producing Security
      (b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,606,638 or 5.74% of net assets.

      (c) Security or a portion of the security was on loan at the end of the period.
      (d)  Security exempt from registration under
        Rule 144A of the Securities Act of 1933.
        These securities may be resold in
        transactions exempt from registration,
        normally to qualified institutional buyers.
          Unless otherwise indicated, these
        securities are not considered illiquid.
        At the end of the period, the value of these
         securities totaled $6,487,681 or 2.74% of net assets.


      (e)  Security was purchased with the cash
        proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $36,098,375
      Unrealized Depreciation                                                                  (10,101,115)
                                                                                           -----------------
      Net Unrealized Appreciation (Depreciation)                                                 25,997,260
      Cost for federal income tax purposes                                                      225,390,845


      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------------------
      Country                                                         Percent
      ----------------------------- ------------------------------------------
      Korea, Republic Of                                               16.94%
      Brazil                                                           12.47%
      Taiwan, Province Of China                                        11.97%
      Russian Federation                                               11.30%
      United States                                                     8.91%
      South Africa                                                      8.17%
      Mexico                                                            7.77%
      China                                                             5.82%
      India                                                             5.04%
      Hong Kong                                                         3.96%
      Thailand                                                          2.23%
      Turkey                                                            1.84%
      Malaysia                                                          1.78%
      Indonesia                                                         1.75%
      Philippines                                                       0.95%
      United Kingdom                                                    0.94%
      Israel                                                            0.76%
      Argentina                                                         0.58%
      Austria                                                           0.57%
      Hungary                                                           0.54%
      Czech Republic                                                    0.43%
      Luxembourg                                                        0.38%
      Colombia                                                          0.36%
      Egypt                                                             0.30%
      Morocco                                                           0.29%
      Liabilities in Excess of                                       (-6.05%)
      Other Assets, Net
                                                         ---------------------
      TOTAL NET ASSETS                                                100.00%
                                                         =====================



    Schedule of Investments
    July 31, 2006 (unaudited)
    International Growth Fund

                                                         Shares
                                                          Held               Value
                                                       ----------------------------------
                                                       ----------------------------------
    COMMON STOCKS (98.97%)
    Advertising Sales (0.24%)
    Teleperformance                                           70,165  $        2,674,581
                                                                        -----------------
                                                                        -----------------

    Advertising Services (0.54%)
    WPP Group PLC                                            506,886           6,000,107
                                                                        -----------------
                                                                        -----------------

    Apparel Manufacturers (0.36%)
    Gildan Activewear (a)                                     94,000           4,020,314
                                                                        -----------------
                                                                        -----------------

    Appliances (0.24%)
    Fisher & Paykel Appliances Holdings Ltd                  935,000           2,697,897
                                                                        -----------------
                                                                        -----------------

    Applications Software (0.30%)
    Sage Group PLC                                           762,927           3,308,249
                                                                        -----------------
                                                                        -----------------

    Athletic Footwear (0.34%)
    Puma AG Rudolf Dassler Sport                              10,332           3,755,257
                                                                        -----------------
                                                                        -----------------

    Auto - Car & Light Trucks (1.75%)
    Bayerische Motoren Werke AG                               78,221           4,036,775
    Toyota Motor Corp                                        289,700          15,341,303
                                                                        -----------------
                                                                        -----------------
                                                                              19,378,078
                                                                        -----------------
                                                                        -----------------
    Auto/Truck Parts & Equipment - Original (1.19%)
    Denso Corp                                               130,600           4,485,149
    Exedy Corp                                                97,200           2,862,446
    NGK Spark Plug Co Ltd                                    118,000           2,469,611
    Nippon Seiki Co Ltd                                      170,000           3,387,076
                                                                        -----------------
                                                                        -----------------
                                                                              13,204,282
                                                                        -----------------
                                                                        -----------------
    Beverages - Non-Alcoholic (0.32%)
    Ito En Ltd                                                97,300           3,520,094
                                                                        -----------------
                                                                        -----------------

    Beverages - Wine & Spirits (0.64%)
    C&C Group PLC                                            411,252           4,303,501
    Davide Campari-Milano SpA                                278,587           2,730,374
                                                                        -----------------
                                                                        -----------------
                                                                               7,033,875
                                                                        -----------------
                                                                        -----------------
    Brewery (0.48%)
    InBev NV                                                 100,238           5,257,439
                                                                        -----------------
                                                                        -----------------

    Building - Heavy Construction (1.22%)
    ACS Actividades de Construccion y Servicios SA           134,119           5,865,492
    Aker Kvaerner ASA                                         34,380           3,456,201
    Daewoo Engineering & Construction Co Ltd                 247,560           4,222,275
                                                                        -----------------
                                                                        -----------------
                                                                              13,543,968
                                                                        -----------------
                                                                        -----------------
    Building - Residential & Commercial (0.78%)
    Kaufman & Broad SA                                        71,328           3,983,248
    Persimmon PLC                                            193,448           4,623,104
                                                                        -----------------
                                                                        -----------------
                                                                               8,606,352
                                                                        -----------------
                                                                        -----------------
    Building & Construction - Miscellaneous (0.66%)
    Bouygues                                                  67,520           3,368,202

    Koninklijke BAM Groep NV                                 193,350           3,935,545
                                                                        -----------------
                                                                        -----------------
                                                                               7,303,747
                                                                        -----------------
                                                                        -----------------
    Building Products - Cement & Aggregate (0.40%)
    Ciments Francais                                          27,088           4,424,732
                                                                        -----------------
                                                                        -----------------

    Chemicals - Diversified (1.58%)
    K+S AG                                                    54,339           4,059,424
    Shin-Etsu Chemical Co Ltd                                127,000           7,369,074
    Sumitomo Chemical Co Ltd                                 762,000           6,032,875
                                                                        -----------------
                                                                        -----------------
                                                                              17,461,373
                                                                        -----------------
                                                                        -----------------
    Circuit Boards (0.39%)
    Ibiden Co Ltd                                             88,500           4,284,441
                                                                        -----------------
                                                                        -----------------

    Commercial Banks (11.85%)
    Anglo Irish Bank Corp PLC                                318,496           4,625,368
    Banco Bilbao Vizcaya Argentaria SA                       524,044          11,128,102
    Banco Santander Central Hispano SA                       495,046           7,492,561
    Barclays PLC                                             432,737           5,081,993
    Chiba Bank Ltd/The                                       435,000           4,265,041
    Daegu Bank                                               161,740           2,919,342
    Deutsche Bank AG                                          52,177           6,033,971
    Fortis                                                   130,951           4,649,069
    HSBC Holdings PLC                                        415,570           7,541,711
    KBC Groep NV                                              55,783           6,072,268
    Kookmin Bank                                              52,486           4,580,237
    Mitsubishi UFJ Financial Group Inc                         1,127          15,954,385
    Mizuho Financial Group Inc                                   980           8,246,952
    Nordea Bank AB                                           430,000           5,374,888
    Resona Holdings Inc                                          776           2,434,430
    Royal Bank of Canada                                     163,100           6,642,330
    Societe Generale                                          47,198           7,035,038
    Sumitomo Mitsui Financial Group Inc                          613           6,535,238
    Sumitomo Trust & Banking Co Ltd/The                      361,000           3,839,184
    Suruga Bank Ltd                                          234,000           3,241,054
    UniCredito Italiano SpA                                  972,550           7,477,717
                                                                        -----------------
                                                                        -----------------
                                                                             131,170,879
                                                                        -----------------
                                                                        -----------------
    Computer Services (0.58%)
    Computershare Ltd                                        578,522           3,484,512
    CSK Holdings Corp                                         71,900           2,959,313
                                                                        -----------------
                                                                        -----------------
                                                                               6,443,825
                                                                        -----------------
                                                                        -----------------
    Computers - Memory Devices (0.35%)
    TDK Corp                                                  48,800           3,820,929
                                                                        -----------------
                                                                        -----------------

    Consulting Services (0.17%)
    KK DaVinci Advisors (a)                                    2,296           1,916,092
                                                                        -----------------
                                                                        -----------------

    Cosmetics & Toiletries (0.34%)
    Oriflame Cosmetics SA                                    109,500           3,723,226
                                                                        -----------------
                                                                        -----------------

    Distribution & Wholesale (0.96%)
    Hagemeyer NV (a)                                         686,850           3,322,011
    Li & Fung Ltd                                          1,822,000           3,816,910
    Univar NV                                                 73,707           3,524,459
                                                                        -----------------
                                                                        -----------------
                                                                              10,663,380
                                                                        -----------------
                                                                        -----------------
    Diversified Manufacturing Operations (0.85%)
    Charter PLC (a)                                          277,238           4,040,035

    Siemens AG                                                66,793           5,386,161
                                                                        -----------------
                                                                        -----------------
                                                                               9,426,196
                                                                        -----------------
                                                                        -----------------
    Diversified Minerals (3.61%)
    Anglo American PLC                                       129,205           5,393,995
    Antofagasta PLC                                          415,925           3,247,958
    BHP Billiton Ltd                                         587,246          12,496,702
    BHP Billiton PLC                                         337,833           6,402,175
    Inmet Mining Corp                                         80,600           3,066,402
    Sumitomo Metal Mining Co Ltd                             332,000           4,691,257
    Teck Cominco Limited (a)                                  70,600           4,678,558
                                                                        -----------------
                                                                        -----------------
                                                                              39,977,047
                                                                        -----------------
                                                                        -----------------
    Electric - Generation (0.38%)
    British Energy Group PLC (a)                             308,320           4,225,297
                                                                        -----------------
                                                                        -----------------

    Electric - Integrated (2.27%)
    AEM SpA                                                1,293,500           3,309,641
    E.ON AG                                                   71,005           8,562,898
    Fortum Oyj                                               146,800           3,975,314
    International Power PLC                                  776,478           4,265,845
    Verbund - Oesterreichische
        Elektrizitaetswirtschafts AG                          102,956           4,975,617
                                                                        -----------------
                                                                        -----------------
                                                                              25,089,315
                                                                        -----------------
                                                                        -----------------
    Electric - Transmission (0.37%)
    Terna SpA                                              1,500,078           4,134,925
                                                                        -----------------
                                                                        -----------------

    Electric Products - Miscellaneous (0.38%)
    Casio Computer Co Ltd                                    214,600           4,247,555
                                                                        -----------------
                                                                        -----------------

    Electronic Components - Miscellaneous (0.45%)
    Chemring Group PLC                                       205,947           5,000,636
                                                                        -----------------
                                                                        -----------------

    Electronic Components - Semiconductors (1.42%)
    Samsung Electronics Co Ltd                                14,027           8,923,738
    Shinko Electric Industries                                98,100           2,923,240
    SOITEC (a)                                               143,979           3,836,451
                                                                        -----------------
                                                                        -----------------
                                                                              15,683,429
                                                                        -----------------
                                                                        -----------------
    Engineering - Research &
        Development Services (0.80%)
    ABB Ltd                                                  387,159           4,999,251
    WorleyParsons Ltd                                        249,723           3,836,829
                                                                        -----------------
                                                                        -----------------
                                                                               8,836,080
                                                                        -----------------
                                                                        -----------------
    Enterprise Software & Services (0.60%)
    Nomura Research Institute Ltd                             25,100           3,369,039
    SAP AG                                                    17,589           3,212,039
                                                                        -----------------
                                                                        -----------------
                                                                               6,581,078
                                                                        -----------------
                                                                        -----------------
    Finance - Investment Banker & Broker (1.91%)
    Macquarie Bank Ltd                                        96,215           4,560,180
    Nomura Holdings Inc                                      310,400           5,519,850
    UBS AG (a)                                               202,742          11,023,329
                                                                        -----------------
                                                                        -----------------
                                                                              21,103,359
                                                                        -----------------
                                                                        -----------------
    Finance - Leasing Company (0.82%)
    ORIX Corp                                                 23,020           6,044,925
    Sumisho Lease Co Ltd                                      57,700           3,020,256
                                                                        -----------------
                                                                        -----------------
                                                                               9,065,181
                                                                        -----------------
                                                                        -----------------
    Finance - Other Services (1.28%)
    Australian Stock Exchange Ltd                            139,233           3,491,041
    Deutsche Boerse AG                                        35,805           5,070,026

    Man Group Plc                                            122,145           5,594,131
                                                                        -----------------
                                                                        -----------------
                                                                              14,155,198
                                                                        -----------------
                                                                        -----------------
    Fisheries (0.83%)
    Cermaq ASA                                               205,300           2,862,786
    Katokichi Co Ltd                                         353,000           3,380,854
    PAN Fish ASA (a)(b)                                    2,680,000           2,959,261
                                                                        -----------------
                                                                        -----------------
                                                                               9,202,901
                                                                        -----------------
                                                                        -----------------
    Food - Dairy Products (0.30%)
    Morinaga Milk Industry Co Ltd                            893,000           3,371,136
                                                                        -----------------
                                                                        -----------------

    Food - Miscellaneous/Diversified (2.40%)
    Groupe Danone                                             52,178           6,891,723
    Iaws Group Plc                                           138,739           2,567,241
    Nestle SA                                                 41,265          13,513,713
    Orkla ASA                                                 78,780           3,563,868
                                                                        -----------------
                                                                        -----------------
                                                                              26,536,545
                                                                        -----------------
                                                                        -----------------
    Human Resources (0.41%)
    Michael Page International Plc                           742,678           4,568,940
                                                                        -----------------
                                                                        -----------------

    Import & Export (0.47%)
    Itochu Corp                                              576,000           5,199,528
                                                                        -----------------
                                                                        -----------------

    Internet Content - Information & News (0.25%)
    Seek Ltd                                                 771,500           2,778,646
                                                                        -----------------
                                                                        -----------------

    Investment Management & Advisory Services (0.23%)
    Kenedix Inc                                                  614           2,494,953
                                                                        -----------------
                                                                        -----------------

    Leisure & Recreation Products (0.35%)
    Sega Sammy Holdings Inc                                  117,000           3,885,175
                                                                        -----------------
                                                                        -----------------

    Machinery - Construction & Mining (1.09%)
    Atlas Copco AB                                           117,200           2,913,707
    Hitachi Construction Machinery Co Ltd                    112,500           2,649,430
    Komatsu Ltd                                              320,000           6,445,580
                                                                        -----------------
                                                                        -----------------
                                                                              12,008,717
                                                                        -----------------
                                                                        -----------------
    Machinery - General Industry (0.68%)
    MAN AG                                                    63,384           4,586,303
    MMI Holding Ltd                                        6,622,000           2,982,504
                                                                        -----------------
                                                                        -----------------
                                                                               7,568,807
                                                                        -----------------
                                                                        -----------------
    Machinery Tools & Related Products (0.37%)
    Sandvik AB                                               390,800           4,059,472
                                                                        -----------------
                                                                        -----------------

    Medical - Drugs (9.77%)
    Actelion Ltd (a)                                          30,688           3,865,439
    AstraZeneca PLC                                          252,866          15,438,234
    GlaxoSmithKline PLC                                      899,811          24,897,683
    Merck KGaA                                                33,248           3,033,693
    Novartis AG                                              211,604          12,012,117
    Recordati SpA                                            356,000           2,619,084
    Roche Holding AG                                          79,467          14,133,490
    Rohto Pharmaceutical Co Ltd                              369,000           3,479,276
    Sanofi-Aventis                                           159,153          15,120,967
    Takeda Pharmaceutical Co Ltd                             160,900          10,404,684
    Tsumura & Co                                             119,000           3,098,877
                                                                        -----------------
                                                                        -----------------
                                                                             108,103,544
                                                                        -----------------
                                                                        -----------------

    Medical Products (1.11%)
    Cochlear Ltd                                              90,580           3,684,365
    Nobel Biocare Holding AG                                  16,137           3,820,145
    Phonak Holding AG                                         75,999           4,795,649
                                                                        -----------------
                                                                        -----------------
                                                                              12,300,159
                                                                        -----------------
                                                                        -----------------
    Metal - Diversified (1.43%)
    Rio Tinto Ltd (b)                                        126,932           7,232,859
    Rio Tinto PLC                                             63,812           3,297,827
    Vedanta Resources PLC                                    113,292           2,794,226
    Zinifex Ltd                                              305,404           2,469,031
                                                                        -----------------
                                                                        -----------------
                                                                              15,793,943
                                                                        -----------------
                                                                        -----------------
    Metal Processors & Fabrication (0.24%)
    NSK Ltd                                                  339,000           2,603,932
                                                                        -----------------
                                                                        -----------------

    Mortgage Banks (0.36%)
    Hypo Real Estate Holding AG                               71,389           3,969,345
                                                                        -----------------
                                                                        -----------------

    Multi-Line Insurance (0.97%)
    ING Groep NV                                             193,442           7,845,212
    Topdanmark A/S (a)                                        20,250           2,829,456
                                                                        -----------------
                                                                        -----------------
                                                                              10,674,668
                                                                        -----------------
                                                                        -----------------
    Multimedia (0.51%)
    Vivendi                                                  166,924           5,647,140
                                                                        -----------------
                                                                        -----------------

    Networking Products (0.34%)
    NTT Data Corp                                                826           3,760,615
                                                                        -----------------
                                                                        -----------------

    Office Automation & Equipment (1.08%)
    Canon Inc                                                248,830          11,981,066
                                                                        -----------------
                                                                        -----------------

    Oil - Field Services (0.37%)
    Fugro NV                                                  96,023           4,116,094
                                                                        -----------------
                                                                        -----------------

    Oil & Gas Drilling (0.67%)
    Ensign Energy Services Inc                               179,900           3,950,558
    Precision Drilling Trust (a)                              99,900           3,456,836
                                                                        -----------------
                                                                        -----------------
                                                                               7,407,394
                                                                        -----------------
                                                                        -----------------
    Oil Company - Exploration & Production (2.00%)
    Dana Petroleum Plc (a)                                   153,474           3,321,067
    Nexen                                                     80,400           4,709,117
    Talisman Energy (a)                                      294,400           5,008,903
    Tullow Oil PLC                                           777,506           5,726,776
    Venture Production PLC (a)                               235,709           3,399,649
                                                                        -----------------
                                                                        -----------------
                                                                              22,165,512
                                                                        -----------------
                                                                        -----------------
    Oil Company - Integrated (9.96%)
    BG Group PLC                                             555,041           7,466,524
    BP PLC                                                 1,583,196          19,080,527
    ENI SpA                                                  454,321          13,920,505
    Husky Energy Inc                                          66,800           4,542,577
    Imperial Oil Ltd (a)                                     149,700           5,417,147
    Norsk Hydro ASA                                          126,642           3,593,497
    Royal Dutch Shell PLC - A Shares                         430,760          15,210,537
    Royal Dutch Shell PLC - A Shares                          65,292           2,305,212
    Royal Dutch Shell PLC - B Shares                         302,244          11,122,534
    Suncor Energy Inc (a)                                    108,600           8,767,751

    Total SA                                                 276,516          18,790,568
                                                                        -----------------
                                                                        -----------------
                                                                             110,217,379
                                                                        -----------------
                                                                        -----------------
    Photo Equipment & Supplies (0.33%)
    Olympus Corp                                             125,000           3,604,666
                                                                        -----------------
                                                                        -----------------

    Printing - Commercial (0.31%)
    De La Rue Plc                                            331,586           3,377,150
                                                                        -----------------
                                                                        -----------------

    Property & Casualty Insurance (1.22%)
    FBD Holdings Plc                                          56,740           2,657,391
    Hiscox Plc                                               916,579           3,734,940
    ING Canada Inc                                            49,900           2,395,995
    QBE Insurance Group Ltd                                  276,204           4,667,002
                                                                        -----------------
                                                                        -----------------
                                                                              13,455,328
                                                                        -----------------
                                                                        -----------------
    Property Trust (0.35%)
    Macquarie Goodman Group                                  857,304           3,922,010
                                                                        -----------------
                                                                        -----------------

    Publicly Traded Investment Fund (3.00%)
    iShares MSCI EAFE Index Fund (b)                         505,000          33,244,150
                                                                        -----------------
                                                                        -----------------

    Real Estate Magagement & Services (0.82%)
    Ardepro Co Ltd (b)                                        10,225           2,642,140
    Creed Corp (b)                                               573           1,762,538
    Daito Trust Construction Co Ltd                           66,400           3,614,908
    LAND Co Ltd                                                  688           1,076,174
                                                                        -----------------
                                                                        -----------------
                                                                               9,095,760
                                                                        -----------------
                                                                        -----------------
    Real Estate Operator & Developer (1.24%)
    CapitaLand Ltd                                         1,256,000           3,266,684
    Inmobiliaria Urbis SA (b)                                141,383           4,631,515
    Kowloon Development Co Ltd                             1,538,000           2,857,805
    Shoei Co Ltd                                             101,300           2,930,074
                                                                        -----------------
                                                                        -----------------
                                                                              13,686,078
                                                                        -----------------
                                                                        -----------------
    Recreational Vehicles (0.25%)
    Yamaha Motor Co Ltd                                      106,900           2,788,452
                                                                        -----------------
                                                                        -----------------

    Recycling (0.29%)
    Asahi Pretec Corp                                         88,700           3,208,966
                                                                        -----------------
                                                                        -----------------

    REITS - Diversified (0.37%)
    Unibail                                                   21,902           4,061,154
                                                                        -----------------
                                                                        -----------------

    Retail - Apparel & Shoe (0.54%)
    Inditex SA                                               138,143           5,995,640
                                                                        -----------------
                                                                        -----------------

    Retail - Convenience Store (0.31%)
    Alimentation Couche Tard Inc                             173,100           3,479,613
                                                                        -----------------
                                                                        -----------------

    Retail - Major Department Store (0.61%)
    Marks & Spencer Group PLC                                604,467           6,731,975
                                                                        -----------------
                                                                        -----------------

    Retail - Miscellaneous/Diversified (0.64%)
    Aeon Co Ltd                                              230,200           5,381,090
    Amplifon SpA                                             190,749           1,739,260
                                                                        -----------------
                                                                        -----------------
                                                                               7,120,350
                                                                        -----------------
                                                                        -----------------

    Retail - Pubs (0.34%)
    Punch Taverns PLC                                        230,175           3,781,815
                                                                        -----------------
                                                                        -----------------

    Rubber - Tires (0.52%)
    Continental AG                                            56,624           5,802,513
                                                                        -----------------
                                                                        -----------------

    Semiconductor Component-Integrated Circuits (0.63%)
    CSR PLC (a)                                              152,626           3,240,025
    Wolfson Microelectronics PLC (a)                         443,994           3,753,142
                                                                        -----------------
                                                                        -----------------
                                                                               6,993,167
                                                                        -----------------
                                                                        -----------------
    Semiconductor Equipment (0.31%)
    Tokyo Electron Ltd                                        54,600           3,478,254
                                                                        -----------------
                                                                        -----------------

    Soap & Cleaning Products (0.64%)
    Reckitt Benckiser PLC                                    175,772           7,052,540
                                                                        -----------------
                                                                        -----------------

    Steel - Producers (1.26%)
    IPSCO                                                     39,300           3,712,159
    Mittal Steel Company NV                                   97,120           3,296,783
    Salzgitter AG                                             44,450           3,499,911
    Sumitomo Metal Industries Ltd                            856,000           3,425,945
                                                                        -----------------
                                                                        -----------------
                                                                              13,934,798
                                                                        -----------------
                                                                        -----------------
    Steel Pipe & Tube (0.40%)
    Vallourec SA                                              20,560           4,465,630
                                                                        -----------------
                                                                        -----------------

    Telecommunication Equipment (0.80%)
    Foxconn International Holdings Ltd (a)                 1,393,000           3,237,263
    Option NV (a)(b)                                         111,011           2,688,823
    Vtech Holdings Ltd                                       518,000           2,896,201
                                                                        -----------------
                                                                        -----------------
                                                                               8,822,287
                                                                        -----------------
                                                                        -----------------
    Telecommunication Services (0.63%)
    Singapore Telecommunications Ltd                       2,249,000           3,695,071
    Telenor ASA                                              252,800           3,217,719
                                                                        -----------------
                                                                        -----------------
                                                                               6,912,790
                                                                        -----------------
                                                                        -----------------
    Telephone - Integrated (0.94%)
    KDDI Corp                                                    634           4,121,956
    Telefonica SA                                            374,273           6,323,776
                                                                        -----------------
                                                                        -----------------
                                                                              10,445,732
                                                                        -----------------
                                                                        -----------------
    Television (0.34%)
    Modern Times Group - B Shares                             76,850           3,805,167
                                                                        -----------------
                                                                        -----------------

    Tobacco (1.36%)
    British American Tobacco PLC                             290,280           7,826,070
    Imperial Tobacco Group PLC                               219,839           7,187,044
                                                                        -----------------
                                                                        -----------------
                                                                              15,013,114
                                                                        -----------------
                                                                        -----------------
    Tools - Hand Held (0.22%)
    Hitachi Koki Co Ltd                                      161,000           2,446,620
                                                                        -----------------
                                                                        -----------------

    Transport - Rail (0.92%)
    Canadian National Railway                                110,500           4,453,240
    Central Japan Railway Co                                     517           5,737,668
                                                                        -----------------
                                                                        -----------------
                                                                              10,190,908
                                                                        -----------------
                                                                        -----------------
    Transport - Services (0.46%)
    TNT NV                                                   143,221           5,113,926
                                                                        -----------------
                                                                        -----------------


    Water Treatment Systems (0.31%)
    BWT AG                                                    86,548           3,374,180
                                                                        -----------------
                                                                        -----------------

    Web Portals (0.36%)
    NHN Corp                                                  35,394           3,933,078
                                                                        -----------------
                                                                        -----------------

    Wire & Cable Products (0.26%)
    Sumitomo Electric Industries Ltd                         217,000           2,850,098
                                                                        -----------------
                                                                        -----------------

    Wireless Equipment (0.98%)
    Nokia OYJ                                                545,400          10,809,027
                                                                        -----------------
                                                                        -----------------
    TOTAL COMMON STOCKS                                               $    1,095,150,960
                                                                        -----------------
                                                                        -----------------
    PREFERRED STOCKS (0.40%)
    Auto - Car & Light Trucks (0.40%)
    Porsche AG                                                 4,524           4,444,271
                                                                        -----------------
                                                                        -----------------
    TOTAL PREFERRED STOCKS                                            $        4,444,271
                                                                        -----------------
                                                                        -----------------


                                                        Principal
                                                         Amount              Value
                                                       ----------------------------------
                                                       ----------------------------------
    SHORT TERM INVESTMENTS (0.91%)
    Commercial Paper (0.91%)
    Investment in Joint Trading Account;
        Federal Home Loan Bank
      5.05%, 8/ 1/2006                                    10,068,154          10,068,154
                                                                        -----------------
                                                                        -----------------
    TOTAL SHORT TERM INVESTMENTS                                      $       10,068,154
                                                                        -----------------
                                                                        -----------------
    MONEY MARKET FUNDS (1.26%)
    BNY Institutional Cash Reserve Fund (c)               13,947,000          13,947,000
                                                                        -----------------
                                                                        -----------------
    TOTAL MONEY MARKET FUNDS                                          $       13,947,000
                                                                        -----------------
                                                                        -----------------
    Total Investments                                                 $    1,123,610,385
    Liabilities in Excess of Other Assets, Net-(1.54)%                     (17,084,663)
                                                                        -----------------
                                                                        -----------------
    TOTAL NET ASSETS - 100.00%                                        $    1,106,525,722

                                                                        =================
                                                                        =================

    (a)      Non-Income Producing Security
    (b) Security or a portion of the security was on loan at the end of the period. (c) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $169,890,976
    Unrealized Depreciation                                                                      (17,461,195)
                                                                                           ------------------
                                                                                           ------------------
    Net Unrealized Appreciation (Depreciation)                                                    152,429,781
    Cost for federal income tax purposes                                                          971,180,604


    Portfolio Summary (unaudited)
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Country                                         Percent
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Japan                                            22.11%
    United Kingdom                                   18.20%
    France                                            7.26%
    Canada                                            6.17%
    Switzerland                                       6.16%
    Germany                                           5.91%
    Netherlands                                       5.40%
    United States                                     5.17%
    Australia                                         4.76%
    Spain                                             3.74%
    Italy                                             3.25%
    Korea, Republic Of                                2.22%
    Norway                                            1.78%
    Belgium                                           1.69%
    Sweden                                            1.46%
    Finland                                           1.34%
    Ireland                                           1.28%
    Singapore                                         0.90%
    Hong Kong                                         0.86%
    Austria                                           0.75%
    Luxembourg                                        0.34%
    China                                             0.29%
    Denmark                                           0.26%
    New Zealand                                       0.24%
    Liabilities in Excess of Other Assets, Net      (-1.54%)
                                                ---------------------
                                                ---------------------
    TOTAL NET ASSETS                                100.00%
                                                =====================
                                                =====================

     Schedule of Investments
      July 31, 2006 (unaudited)
      LargeCap Growth Fund

                                                                Shares
                                                                Held                            Value
                                                           ----------------------- ----------------------------
      COMMON STOCKS (93.22%)
      Advertising Sales (1.14%)
      Lamar Advertising Co (a)(b)                                         194,000                   $9,513,760
                                                                                      -------------------------

      Airlines (1.42%)
      UAL Corp (a)(b)                                                     454,000                   11,867,560
                                                                                      -------------------------

      Applications Software (1.64%)
      Citrix Systems Inc (b)                                              429,000                   13,629,330
                                                                                      -------------------------

      Beverages - Non-Alcoholic (7.68%)
      Coca-Cola Co/The                                                    504,100                   22,432,450
      Hansen Natural Corp (a)(b)                                          160,000                    7,358,400
      PepsiCo Inc                                                         539,000                   34,161,820
                                                                                      -------------------------
                                                                                                    63,952,670
                                                                                      -------------------------
      Casino Hotels (0.95%)
      Las Vegas Sands Corp (a)(b)                                         127,000                    7,877,810
                                                                                      -------------------------

      Casino Services (1.68%)
      International Game Technology                                       362,000                   13,994,920
                                                                                      -------------------------

      Commercial Services (1.36%)
      Alliance Data Systems Corp (a)(b)                                   221,000                   11,341,720
                                                                                      -------------------------

      Computers (4.83%)
      Apple Computer Inc (b)                                              255,007                   17,330,276
      Hewlett-Packard Co                                                  716,500                   22,863,515
                                                                                      -------------------------
                                                                                                    40,193,791
                                                                                      -------------------------
      Cosmetics & Toiletries (2.46%)
      Colgate-Palmolive Co                                                345,800                   20,512,856
                                                                                      -------------------------

      Disposable Medical Products (0.96%)
      CR Bard Inc                                                         113,000                    8,019,610
                                                                                      -------------------------

      Diversified Manufacturing Operations (1.93%)
      Textron Inc                                                         178,900                   16,084,899
                                                                                      -------------------------

      Electric Products - Miscellaneous (1.71%)
      Emerson Electric Co                                                 181,000                   14,284,520
                                                                                      -------------------------

      Electronic Components - Semiconductors (4.27%)
      Broadcom Corp (b)                                                   522,900                   12,544,371
      Microchip Technology Inc                                            348,000                   11,226,480
      Micron Technology Inc (a)(b)                                        755,000                   11,770,450
                                                                                      -------------------------
                                                                                                    35,541,301
                                                                                      -------------------------
      Enterprise Software & Services (1.32%)
      BEA Systems Inc (a)(b)                                              937,000                   11,000,380
                                                                                      -------------------------

      Fiduciary Banks (1.85%)
      State Street Corp                                                   257,000                   15,435,420
                                                                                      -------------------------


      Finance - Commercial (1.74%)
      CIT Group Inc                                                       315,700                   14,493,787
                                                                                      -------------------------

      Finance - Investment Banker & Broker (7.63%)
      Charles Schwab Corp/The                                             552,000                    8,765,760
      Goldman Sachs Group Inc                                             177,900                   27,174,225
      Morgan Stanley                                                      415,000                   27,597,500
                                                                                      -------------------------
                                                                                                    63,537,485
                                                                                      -------------------------
      Home Decoration Products (1.47%)
      Newell Rubbermaid Inc (a)                                           463,000                   12,204,680
                                                                                      -------------------------

      Medical - Biomedical/Gene (1.97%)
      Celgene Corp (a)(b)                                                 342,000                   16,378,380
                                                                                      -------------------------

      Medical Laboratory & Testing Service (1.49%)
      Quest Diagnostics Inc (a)                                           207,000                   12,444,840
                                                                                      -------------------------

      Medical Products (1.00%)
      Baxter International Inc                                            198,000                    8,316,000
                                                                                      -------------------------

      Metal - Diversified (1.50%)
      Inco Ltd (a)                                                        160,329                   12,468,786
                                                                                      -------------------------

      Networking Products (1.33%)
      Cisco Systems Inc (b)                                               623,000                   11,120,550
                                                                                      -------------------------

      Oil - Field Services (1.81%)
      Weatherford International Ltd (b)                                   321,000                   15,035,640
                                                                                      -------------------------

      Oil Company - Exploration & Production (3.37%)
      Apache Corp (a)                                                     193,800                   13,657,086
      Devon Energy Corp                                                   222,800                   14,401,792
                                                                                      -------------------------
                                                                                                    28,058,878
                                                                                      -------------------------
      Oil Company - Integrated (1.24%)
      Marathon Oil Corp                                                   114,000                   10,332,960
                                                                                      -------------------------

      Pharmacy Services (1.48%)
      Caremark Rx Inc                                                     233,000                   12,302,400
                                                                                      -------------------------

      Regional Banks (3.16%)
      Bank of America Corp                                                162,000                    8,347,860
      PNC Financial Services Group Inc                                    254,000                   17,993,360
                                                                                      -------------------------
                                                                                                    26,341,220
                                                                                      -------------------------
      Retail - Apparel & Shoe (2.45%)
      Ltd Brands (a)                                                      375,000                    9,435,000
      Ross Stores Inc                                                     442,000                   11,001,380
                                                                                      -------------------------
                                                                                                    20,436,380
                                                                                      -------------------------
      Retail - Drug Store (4.00%)
      CVS Corp                                                          1,018,000                   33,308,960
                                                                                      -------------------------

      Retail - Office Supplies (1.41%)
      Staples Inc                                                         542,100                   11,720,202
                                                                                      -------------------------

      Retail - Regional Department Store (3.00%)
      Federated Department Stores Inc                                     335,000                   11,761,850

      Kohl's Corp (a)(b)                                                  234,000                   13,251,420
                                                                                      -------------------------
                                                                                                    25,013,270
                                                                                      -------------------------
      Retail - Restaurants (2.09%)
      McDonald's Corp                                                     492,500                   17,429,575
                                                                                      -------------------------

      Steel - Producers (1.62%)
      Nucor Corp                                                          254,000                   13,505,180
                                                                                      -------------------------

      Steel - Specialty (1.51%)
      Allegheny Technologies Inc (a)                                      196,365                   12,545,760
                                                                                      -------------------------

      Therapeutics (2.88%)
      Gilead Sciences Inc (b)                                             389,500                   23,946,460
                                                                                      -------------------------

      Web Portals (3.95%)
      Google Inc (a)(b)                                                    84,990                   32,857,134
                                                                                      -------------------------

      Wireless Equipment (5.92%)
      Motorola Inc (a)                                                    761,000                   17,320,360
      Nokia OYJ ADR                                                     1,014,000                   20,127,900
      Qualcomm Inc                                                        336,000                   11,847,360
                                                                                      -------------------------
                                                                                                    49,295,620
                                                                                      -------------------------
      TOTAL COMMON STOCKS                                                                          776,344,694
                                                                                      -------------------------
                                                           Principal
                                                            Amount                     Value
                                                           ----------------------- ----------------------------
      SHORT TERM INVESTMENTS (7.70%)
      Commercial Paper (7.70%)
      Investment in Joint Trading Account; Federal
        Home Loan Bank
         5.05%, 8/ 1/2006                                              64,114,629                   64,114,629
                                                                                      -------------------------
      TOTAL SHORT TERM INVESTMENTS                                                                  64,114,629
                                                                                      -------------------------
      MONEY MARKET FUNDS (14.02%)
      BNY Institutional Cash Reserve Fund (c)                         116,749,000                  116,749,000
                                                                                      -------------------------
      TOTAL MONEY MARKET FUNDS                                                                     116,749,000
                                                                                      -------------------------
      Total Investments                                                                            957,208,323
      Liabilities in Excess of Other Assets, Net - (14.94)%                                      (124,409,725)
                                                                                      -------------------------
      TOTAL NET ASSETS - 100.00%                                                                   832,798,598
                                                                                      =========================
                                                                                      -------------------------

                                                                                      =========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                            $77,665,376
      Unrealized Depreciation                                                                           (27,070,833)
                                                                                                     -----------------
      Net Unrealized Appreciation (Depreciation)                                                          50,594,543
      Cost for federal income tax purposes                                                               906,613,780


      Portfolio Summary (unaudited)
      ----------------------------- ----------------- -----------------------
      Sector                                                         Percent
      ----------------------------- ----------------- -----------------------
      Financial                                                       28.40%
      Consumer, Non-cyclical                                          21.28%
      Consumer, Cyclical                                              18.47%
      Communications                                                  12.34%
      Technology                                                      12.05%
      Government                                                       7.70%
      Energy                                                           6.42%
      Basic Materials                                                  4.63%
      Industrial                                                       3.65%
      Liabilities in Excess of                                     (-14.94%)
      Other Assets, Net
                                                      -----------------------
      TOTAL NET ASSETS                                               100.00%
                                                      =======================


      Schedule of Investments
      July 31, 2006 (unaudited)
      LargeCap S&P 500 Index Fund


                                                            Shares
                                                             Held                      Value
                                                           ----------------------- ----------------------------
      COMMON STOCKS (97.27%)
      Advertising Agencies (0.16%)
      Interpublic Group of Cos Inc (a)(b)                                  30,944                      253,431
      Omnicom Group Inc                                                    12,102                    1,071,148
                                                                                      -------------------------
                                                                                                     1,324,579
                                                                                      -------------------------
      Aerospace & Defense (1.42%)
      Boeing Co                                                            56,718                    4,391,108
      General Dynamics Corp                                                28,635                    1,919,118
      Lockheed Martin Corp                                                 25,121                    2,001,641
      Northrop Grumman Corp                                                24,385                    1,614,043
      Raytheon Co (a)                                                      31,649                    1,426,420
      Rockwell Collins Inc                                                 12,136                      647,698
                                                                                      -------------------------
                                                                                                    12,000,028
                                                                                      -------------------------
      Aerospace & Defense Equipment (0.57%)
      Goodrich Corp                                                         8,789                      354,812
      United Technologies Corp                                             71,706                    4,459,396
                                                                                      -------------------------
                                                                                                     4,814,208
                                                                                      -------------------------
      Agricultural Chemicals (0.19%)
      Monsanto Co                                                          38,386                    1,650,214
                                                                                      -------------------------

      Agricultural Operations (0.24%)
      Archer-Daniels-Midland Co                                            46,422                    2,042,568
                                                                                      -------------------------

      Airlines (0.11%)
      Southwest Airlines Co                                                50,098                      901,263
                                                                                      -------------------------

      Apparel Manufacturers (0.20%)
      Coach Inc (b)                                                        27,307                      783,984
      Jones Apparel Group Inc                                               7,984                      236,326
      Liz Claiborne Inc                                                     7,413                      262,050
      VF Corp                                                               6,229                      422,451
                                                                                      -------------------------
                                                                                                     1,704,811
                                                                                      -------------------------
      Appliances (0.05%)
      Whirlpool Corp (a)                                                    5,532                      427,015
                                                                                      -------------------------

      Applications Software (1.93%)
      Citrix Systems Inc (b)                                               12,921                      410,500
      Compuware Corp (b)                                                   26,768                      187,108
      Intuit Inc (b)                                                       24,238                      748,227
      Microsoft Corp                                                      622,312                   14,954,158
                                                                                      -------------------------
                                                                                                    16,299,993
                                                                                      -------------------------
      Athletic Footwear (0.12%)
      Nike Inc                                                             13,392                    1,057,968
                                                                                      -------------------------

      Audio & Video Products (0.04%)
      Harman International Industries Inc                                   4,746                      380,629
                                                                                      -------------------------

      Auto - Car & Light Trucks (0.26%)
      Ford Motor Co                                                       133,070                      887,577
      General Motors Corp (a)                                              40,118                    1,293,003
                                                                                      -------------------------
                                                                                                     2,180,580
                                                                                      -------------------------

      Auto - Medium & Heavy Duty Trucks (0.12%)
      Navistar International Corp (a)(b)                                    4,376                       97,847
      Paccar Inc                                                           11,826                      954,950
                                                                                      -------------------------
                                                                                                     1,052,797
                                                                                      -------------------------
      Auto/Truck Parts & Equipment - Original (0.13%)
      Johnson Controls Inc                                                 13,829                    1,061,514
                                                                                      -------------------------

      Beverages - Non-Alcoholic (1.73%)
      Coca-Cola Co/The                                                    145,382                    6,469,499
      Coca-Cola Enterprises Inc                                            21,529                      462,013
      Pepsi Bottling Group Inc                                              9,512                      316,274
      PepsiCo Inc                                                         117,219                    7,429,340
                                                                                      -------------------------
                                                                                                    14,677,126
                                                                                      -------------------------
      Beverages - Wine & Spirits (0.09%)
      Brown-Forman Corp                                                     5,899                      433,281
      Constellation Brands Inc (a)(b)                                      14,108                      345,082
                                                                                      -------------------------
                                                                                                       778,363
                                                                                      -------------------------
      Brewery (0.35%)
      Anheuser-Busch Cos Inc                                               54,818                    2,639,487
      Molson Coors Brewing Co (a)                                           4,085                      291,873
                                                                                      -------------------------
                                                                                                     2,931,360
                                                                                      -------------------------
      Broadcasting Services & Programming (0.12%)
      Clear Channel Communications Inc (a)                                 35,699                    1,033,486
                                                                                      -------------------------

      Building - Residential & Commercial (0.23%)
      Centex Corp                                                           8,609                      407,292
      DR Horton Inc (a)                                                    19,296                      413,513
      KB Home                                                               5,346                      227,312
      Lennar Corp                                                           9,890                      442,380
      Pulte Homes Inc (a)                                                  15,108                      430,578
                                                                                      -------------------------
                                                                                                     1,921,075
                                                                                      -------------------------
      Building Products - Air & Heating (0.06%)
      American Standard Cos Inc                                            12,549                      484,768
                                                                                      -------------------------

      Building Products - Wood (0.09%)
      Masco Corp                                                           28,175                      753,118
                                                                                      -------------------------

      Cable TV (0.61%)
      Comcast Corp (b)                                                    149,875                    5,152,702
                                                                                      -------------------------

      Casino Hotels (0.09%)
      Harrah's Entertainment Inc                                           13,105                      787,742
                                                                                      -------------------------

      Casino Services (0.11%)
      International Game Technology                                        24,053                      929,889
                                                                                      -------------------------

      Chemicals - Diversified (0.73%)
      Dow Chemical Co/The                                                  68,219                    2,359,013
      EI Du Pont de Nemours & Co                                           65,350                    2,591,781
      PPG Industries Inc                                                   11,749                      723,034
      Rohm & Haas Co                                                       10,309                      475,451
                                                                                      -------------------------
                                                                                                     6,149,279
                                                                                      -------------------------
      Chemicals - Specialty (0.22%)
      Ashland Inc                                                           5,041                      335,277
      Eastman Chemical Co (a)                                               5,800                      287,854
      Ecolab Inc (a)                                                       12,918                      556,378

      Hercules Inc (b)                                                      8,060                      112,034
      International Flavors & Fragrances Inc                                5,606                      207,422
      Sigma-Aldrich Corp (a)                                                4,749                      330,056
                                                                                      -------------------------
                                                                                                     1,829,021
                                                                                      -------------------------
      Coal (0.06%)
      Consol Energy Inc                                                    12,968                      533,763
                                                                                      -------------------------

      Coatings & Paint (0.05%)
      Sherwin-Williams Co/The                                               7,903                      399,892
                                                                                      -------------------------

      Commercial Banks (1.00%)
      AmSouth Bancorp                                                      24,549                      703,574
      BB&T Corp (a)                                                        39,015                    1,638,240
      Commerce Bancorp Inc/NJ (a)                                          13,065                      443,818
      Compass Bancshares Inc                                                9,160                      539,890
      First Horizon National Corp                                           8,741                      366,248
      M&T Bank Corp (a)                                                     5,599                      682,630
      Marshall & Ilsley Corp (a)                                           15,981                      750,628
      North Fork Bancorporation Inc                                        32,998                      934,833
      Regions Financial Corp                                               32,355                    1,174,163
      Synovus Financial Corp                                               22,894                      646,985
      Zions Bancorporation                                                  7,527                      618,268
                                                                                      -------------------------
                                                                                                     8,499,277
                                                                                      -------------------------
      Commercial Services (0.02%)
      Convergys Corp (b)                                                    9,940                      189,655
                                                                                      -------------------------

      Commercial Services - Finance (0.31%)
      Equifax Inc                                                           9,120                      294,393
      H&R Block Inc (a)                                                    23,296                      529,984
      Moody's Corp                                                         17,327                      950,906
      Paychex Inc                                                          23,706                      810,271
                                                                                      -------------------------
                                                                                                     2,585,554
                                                                                      -------------------------
      Computer Aided Design (0.08%)
      Autodesk Inc (b)                                                     16,436                      560,632
      Parametric Technology Corp (b)                                        7,902                      122,165
                                                                                      -------------------------
                                                                                                       682,797
                                                                                      -------------------------
      Computer Services (0.25%)
      Affiliated Computer Services Inc (b)                                  8,411                      428,372
      Computer Sciences Corp (b)                                           13,323                      697,992
      Electronic Data Systems Corp                                         36,775                      878,922
      Unisys Corp (a)(b)                                                   24,331                      124,575
                                                                                      -------------------------
                                                                                                     2,129,861
                                                                                      -------------------------
      Computers (2.78%)
      Apple Computer Inc (b)                                               60,331                    4,100,095
      Dell Inc (a)(b)                                                     161,136                    3,493,428
      Gateway Inc (a)(b)                                                   18,745                       29,992
      Hewlett-Packard Co                                                  197,876                    6,314,223
      International Business Machines Corp                                109,977                    8,513,320
      Sun Microsystems Inc (b)                                            248,110                    1,079,278
                                                                                      -------------------------
                                                                                                    23,530,336
                                                                                      -------------------------
      Computers - Integrated Systems (0.05%)
      NCR Corp (b)                                                         12,910                      414,927
                                                                                      -------------------------

      Computers - Memory Devices (0.37%)
      EMC Corp/Massachusetts (b)                                          167,731                    1,702,470
      Network Appliance Inc (a)(b)                                         26,541                      788,002

      SanDisk Corp (a)(b)                                                  13,856                      646,521
                                                                                      -------------------------
                                                                                                     3,136,993
                                                                                      -------------------------
      Computers - Peripheral Equipment (0.05%)
      Lexmark International Inc (b)                                         7,471                      403,808
                                                                                      -------------------------

      Consumer Products - Miscellaneous (0.40%)
      Clorox Co                                                            10,702                      641,478
      Fortune Brands Inc                                                   10,402                      754,353
      Kimberly-Clark Corp                                                  32,612                    1,990,963
                                                                                      -------------------------
                                                                                                     3,386,794
                                                                                      -------------------------
      Containers - Metal & Glass (0.03%)
      Ball Corp (a)                                                         7,427                      284,454
                                                                                      -------------------------

      Containers - Paper & Plastic (0.09%)
      Bemis Co                                                              7,436                      228,285
      Pactiv Corp (b)                                                      10,012                      245,394
      Sealed Air Corp (a)                                                   5,787                      273,378
                                                                                      -------------------------
                                                                                                       747,057
                                                                                      -------------------------
      Cosmetics & Toiletries (1.98%)
      Alberto-Culver Co                                                     5,395                      262,952
      Avon Products Inc                                                    31,941                      925,970
      Colgate-Palmolive Co                                                 36,508                    2,165,655
      Estee Lauder Cos Inc/The (a)                                          8,429                      314,570
      Procter & Gamble Co                                                 232,770                   13,081,674
                                                                                      -------------------------
                                                                                                    16,750,821
                                                                                      -------------------------
      Cruise Lines (0.14%)
      Carnival Corp                                                        30,810                    1,200,358
                                                                                      -------------------------

      Data Processing & Management (0.54%)
      Automatic Data Processing Inc                                        40,885                    1,789,128
      First Data Corp                                                      54,305                    2,218,359
      Fiserv Inc (b)                                                       12,463                      544,134
                                                                                      -------------------------
                                                                                                     4,551,621
                                                                                      -------------------------
      Dental Supplies & Equipment (0.04%)
      Patterson Cos Inc (a)(b)                                              9,835                      327,112
                                                                                      -------------------------

      Disposable Medical Products (0.06%)
      CR Bard Inc                                                           7,346                      521,346
                                                                                      -------------------------

      Distribution & Wholesale (0.10%)
      Genuine Parts Co                                                     12,249                      510,049
      WW Grainger Inc                                                       5,413                      336,093
                                                                                      -------------------------
                                                                                                       846,142
                                                                                      -------------------------
      Diversified Manufacturing Operations (4.91%)
      3M Co                                                                53,480                    3,764,992
      Cooper Industries Ltd                                                 6,555                      564,779
      Danaher Corp (a)                                                     16,735                    1,091,122
      Dover Corp                                                           14,463                      681,786
      Eaton Corp                                                           10,654                      682,921
      General Electric Co (c)                                             737,607                   24,112,373
      Honeywell International Inc                                          58,730                    2,272,851
      Illinois Tool Works Inc                                              29,378                    1,343,456
      Ingersoll-Rand Co Ltd                                                23,339                      835,536
      ITT Corp                                                             13,120                      663,216
      Leggett & Platt Inc                                                  12,932                      295,108
      Parker Hannifin Corp                                                  8,535                      616,568
      Textron Inc                                                           9,228                      829,690
      Tyco International Ltd                                              144,466                    3,769,118
                                                                                      -------------------------
                                                                                                    41,523,516
                                                                                      -------------------------
      Diversified Operations & Commercial Services (0.13%)
      Cendant Corp                                                         70,952                    1,064,990
                                                                                      -------------------------

      Drug Delivery Systems (0.06%)
      Hospira Inc (b)                                                      11,081                      484,129
                                                                                      -------------------------

      E-Commerce - Products (0.07%)
      Amazon.Com Inc (a)(b)                                                21,934                      589,805
                                                                                      -------------------------

      E-Commerce - Services (0.23%)
      eBay Inc (b)                                                         82,021                    1,974,245
                                                                                      -------------------------

      Electric - Generation (0.11%)
      AES Corp/The (a)(b)                                                  46,698                      927,422
                                                                                      -------------------------

      Electric - Integrated (3.04%)
      Allegheny Energy Inc (b)                                             11,586                      475,605
      Ameren Corp (a)                                                      14,566                      750,149
      American Electric Power Co Inc                                       27,942                    1,009,265
      Centerpoint Energy Inc (a)                                           22,087                      303,475
      CMS Energy Corp (a)(b)                                               15,687                      219,775
      Consolidated Edison Inc                                              17,434                      817,132
      Constellation Energy Group Inc                                       12,694                      735,110
      Dominion Resources Inc/VA (a)                                        24,653                    1,934,767
      DTE Energy Co (a)                                                    12,610                      533,655
      Duke Energy Corp                                                     87,603                    2,656,123
      Edison International                                                 23,111                      956,333
      Entergy Corp                                                         14,750                    1,137,225
      Exelon Corp                                                          47,420                    2,745,618
      FirstEnergy Corp                                                     23,397                    1,310,232
      FPL Group Inc (a)                                                    28,676                    1,237,083
      PG&E Corp                                                            24,626                    1,026,412
      Pinnacle West Capital Corp                                            7,037                      302,661
      PPL Corp                                                             26,990                      918,200
      Progress Energy Inc (a)                                              17,944                      781,461
      Public Service Enterprise Group Inc (a)                              17,838                    1,202,816
      Southern Co/The                                                      52,637                    1,778,078
      TECO Energy Inc                                                      14,809                      236,056
      TXU Corp                                                             32,801                    2,106,808
      Xcel Energy Inc (a)                                                  28,763                      576,411
                                                                                      -------------------------
                                                                                                    25,750,450
                                                                                      -------------------------
      Electric Products - Miscellaneous (0.31%)
      Emerson Electric Co                                                  29,116                    2,297,835
      Molex Inc                                                            10,069                      319,388
                                                                                      -------------------------
                                                                                                     2,617,223
                                                                                      -------------------------
      Electronic Components - Miscellaneous (0.07%)
      Jabil Circuit Inc                                                    12,631                      291,776
      Sanmina-SCI Corp (b)                                                 37,796                      130,774
      Solectron Corp (b)                                                   64,865                      195,893
                                                                                      -------------------------
                                                                                                       618,443
                                                                                      -------------------------
      Electronic Components - Semiconductors (1.93%)
      Advanced Micro Devices Inc (a)(b)                                    34,340                      665,853
      Altera Corp (a)(b)                                                   25,487                      441,180
      Broadcom Corp (b)                                                    32,492                      779,483
      Freescale Semiconductor Inc - B Shares (b)                           28,783                      820,891

      Intel Corp                                                          412,627                    7,427,286
      LSI Logic Corp (b)                                                   28,141                      230,756
      Micron Technology Inc (b)                                            51,177                      797,849
      National Semiconductor Corp                                          23,948                      557,031
      Nvidia Corp (b)                                                      25,005                      553,361
      PMC - Sierra Inc (a)(b)                                              14,646                       74,841
      QLogic Corp (b)                                                      11,437                      200,033
      Texas Instruments Inc                                               110,519                    3,291,256
      Xilinx Inc                                                           24,366                      494,386
                                                                                      -------------------------
                                                                                                    16,334,206
                                                                                      -------------------------
      Electronic Forms (0.14%)
      Adobe Systems Inc (b)                                                42,470                    1,210,820
                                                                                      -------------------------

      Electronic Measurement Instruments (0.12%)
      Agilent Technologies Inc (b)                                         30,205                      859,030
      Tektronix Inc                                                         5,933                      161,793
                                                                                      -------------------------
                                                                                                     1,020,823
                                                                                      -------------------------
      Electronics - Military (0.08%)
      L-3 Communications Holdings Inc                                       8,651                      637,146
                                                                                      -------------------------

      Engineering - Research & Development Services (0.06%)
      Fluor Corp                                                            6,211                      545,512
                                                                                      -------------------------

      Engines - Internal Combustion (0.05%)
      Cummins Inc                                                           3,294                      385,398
                                                                                      -------------------------

      Enterprise Software & Services (0.63%)
      BMC Software Inc (b)                                                 15,097                      353,572
      CA Inc (a)                                                           32,365                      678,370
      Novell Inc (a)(b)                                                    24,048                      156,071
      Oracle Corp (b)                                                     276,241                    4,135,328
                                                                                      -------------------------
                                                                                                     5,323,341
                                                                                      -------------------------
      Entertainment Software (0.12%)
      Electronic Arts Inc (a)(b)                                           21,717                    1,023,088
                                                                                      -------------------------

      Fiduciary Banks (0.59%)
      Bank of New York Co Inc/The                                          54,745                    1,839,979
      Mellon Financial Corp                                                29,335                    1,026,725
      Northern Trust Corp                                                  13,147                      750,694
      State Street Corp                                                    23,575                    1,415,915
                                                                                      -------------------------
                                                                                                     5,033,313
                                                                                      -------------------------
      Filtration & Separation Products (0.03%)
      Pall Corp                                                             8,855                      230,938
                                                                                      -------------------------

      Finance - Commercial (0.08%)
      CIT Group Inc                                                        14,140                      649,167
                                                                                      -------------------------

      Finance - Consumer Loans (0.17%)
      SLM Corp                                                             29,145                    1,465,994
                                                                                      -------------------------

      Finance - Credit Card (0.74%)
      American Express Co                                                  87,522                    4,556,395
      Capital One Financial Corp                                           21,496                    1,662,716
                                                                                      -------------------------
                                                                                                     6,219,111
                                                                                      -------------------------
      Finance - Investment Banker & Broker (5.71%)
      Bear Stearns Cos Inc/The                                              8,555                    1,213,698

      Charles Schwab Corp/The                                              73,189                    1,162,242
      Citigroup Inc                                                       352,633                   17,035,700
      E*Trade Financial Corp (b)                                           30,249                      705,104
      Goldman Sachs Group Inc                                              30,647                    4,681,329
      JPMorgan Chase & Co                                                 246,466                   11,243,779
      Lehman Brothers Holdings Inc                                         37,980                    2,466,801
      Merrill Lynch & Co Inc                                               65,544                    4,772,914
      Morgan Stanley                                                       75,978                    5,052,537
                                                                                      -------------------------
                                                                                                    48,334,104
                                                                                      -------------------------
      Finance - Mortgage Loan/Banker (0.91%)
      Countrywide Financial Corp                                           43,101                    1,544,309
      Fannie Mae                                                           68,658                    3,289,405
      Freddie Mac                                                          49,016                    2,836,065
                                                                                      -------------------------
                                                                                                     7,669,779
                                                                                      -------------------------
      Financial Guarantee Insurance (0.18%)
      AMBAC Financial Group Inc                                             7,499                      623,242
      MBIA Inc                                                              9,557                      562,047
      MGIC Investment Corp                                                  6,202                      352,956
                                                                                      -------------------------
                                                                                                     1,538,245
                                                                                      -------------------------
      Food - Confectionery (0.17%)
      Hershey Co/The (a)                                                   12,598                      692,512
      WM Wrigley Jr Co                                                     15,483                      710,050
                                                                                      -------------------------
                                                                                                     1,402,562
                                                                                      -------------------------
      Food - Dairy Products (0.04%)
      Dean Foods Co (b)                                                     9,648                      362,089
                                                                                      -------------------------

      Food - Meat Products (0.03%)
      Tyson Foods Inc                                                      17,870                      252,861
                                                                                      -------------------------

      Food - Miscellaneous/Diversified (0.67%)
      Campbell Soup Co                                                     13,145                      482,159
      ConAgra Foods Inc                                                    36,841                      792,081
      General Mills Inc                                                    25,248                    1,310,371
      HJ Heinz Co                                                          23,764                      997,375
      Kellogg Co                                                           17,298                      833,245
      McCormick & Co Inc                                                    9,397                      329,459
      Sara Lee Corp                                                        53,920                      911,248
                                                                                      -------------------------
                                                                                                     5,655,938
                                                                                      -------------------------
      Food - Retail (0.31%)
      Kroger Co/The                                                        51,319                    1,176,745
      Safeway Inc                                                          31,928                      896,538
      Whole Foods Market Inc (a)                                            9,937                      571,477
                                                                                      -------------------------
                                                                                                     2,644,760
                                                                                      -------------------------
      Food - Wholesale & Distribution (0.19%)
      Supervalu Inc (a)                                                    14,508                      393,312
      Sysco Corp                                                           43,875                    1,210,950
                                                                                      -------------------------
                                                                                                     1,604,262
                                                                                      -------------------------
      Forestry (0.17%)
      Plum Creek Timber Co Inc                                             13,076                      445,368
      Weyerhaeuser Co                                                      17,466                    1,024,556
                                                                                      -------------------------
                                                                                                     1,469,924
                                                                                      -------------------------
      Gas - Distribution (0.25%)
      KeySpan Corp                                                         12,411                      499,791
      Nicor Inc (a)                                                         3,148                      137,946
      NiSource Inc                                                         19,341                      440,008
      Peoples Energy Corp (a)                                               2,725                      115,022

      Sempra Energy                                                        18,378                      886,922
                                                                                      -------------------------
                                                                                                     2,079,689
                                                                                      -------------------------
      Gold Mining (0.19%)
      Newmont Mining Corp                                                  31,843                    1,631,317
                                                                                      -------------------------

      Health Care Cost Containment (0.13%)
      McKesson Corp                                                        21,573                    1,087,063
                                                                                      -------------------------

      Home Decoration Products (0.06%)
      Newell Rubbermaid Inc                                                19,635                      517,579
                                                                                      -------------------------

      Hotels & Motels (0.26%)
      Hilton Hotels Corp                                                   23,463                      561,469
      Marriott International Inc (a)                                       23,195                      816,000
      Starwood Hotels & Resorts Worldwide Inc                              15,410                      810,258
                                                                                      -------------------------
                                                                                                     2,187,727
                                                                                      -------------------------
      Human Resources (0.09%)
      Monster Worldwide Inc (b)                                             9,106                      364,240
      Robert Half International Inc                                        12,186                      394,339
                                                                                      -------------------------
                                                                                                       758,579
                                                                                      -------------------------
      Identification Systems - Development (0.02%)
      Symbol Technologies Inc                                              18,001                      198,911
                                                                                      -------------------------

      Independent Power Producer (0.02%)
      Dynegy Inc (b)                                                       26,181                      147,399
                                                                                      -------------------------

      Industrial Automation & Robots (0.09%)
      Rockwell Automation Inc                                              12,592                      780,452
                                                                                      -------------------------

      Industrial Gases (0.27%)
      Air Products & Chemicals Inc                                         15,902                    1,016,615
      Praxair Inc                                                          22,920                    1,256,933
                                                                                      -------------------------
                                                                                                     2,273,548
                                                                                      -------------------------
      Instruments - Controls (0.05%)
      Thermo Electron Corp (b)                                             11,611                      429,723
                                                                                      -------------------------

      Instruments - Scientific (0.18%)
      Applera Corp - Applied Biosystems Group (a)                          13,127                      422,033
      Fisher Scientific International Inc (b)                               8,806                      652,613
      PerkinElmer Inc                                                       8,982                      161,945
      Waters Corp (b)                                                       7,342                      298,673
                                                                                      -------------------------
                                                                                                     1,535,264
                                                                                      -------------------------
      Insurance Brokers (0.22%)
      AON Corp                                                             22,604                      773,735
      Marsh & McLennan Cos Inc                                             38,973                    1,053,440
                                                                                      -------------------------
                                                                                                     1,827,175
                                                                                      -------------------------
      Internet Security (0.19%)
      Symantec Corp (a)(b)                                                 73,425                    1,275,392
      VeriSign Inc (a)(b)                                                  17,389                      311,785
                                                                                      -------------------------
                                                                                                     1,587,177
                                                                                      -------------------------
      Investment Management & Advisory Services (0.44%)
      Ameriprise Financial Inc                                             17,335                      773,141
      Federated Investors Inc                                               5,988                      185,688
      Franklin Resources Inc                                               10,880                      994,976
      Janus Capital Group Inc                                              15,012                      243,044
      Legg Mason Inc                                                        9,367                      781,863

      T Rowe Price Group Inc                                               18,838                      778,198
                                                                                      -------------------------
                                                                                                     3,756,910
                                                                                      -------------------------
      Leisure & Recreation Products (0.02%)
      Brunswick Corp                                                        6,710                      198,415
                                                                                      -------------------------

      Life & Health Insurance (0.83%)
      Aflac Inc                                                            35,370                    1,561,232
      Cigna Corp                                                            8,495                      775,169
      Lincoln National Corp                                                20,368                    1,154,458
      Prudential Financial Inc                                             34,900                    2,744,536
      Torchmark Corp                                                        7,119                      430,486
      UnumProvident Corp                                                   21,239                      344,709
                                                                                      -------------------------
                                                                                                     7,010,590
                                                                                      -------------------------
      Linen Supply & Related Items (0.04%)
      Cintas Corp                                                           9,781                      345,269
                                                                                      -------------------------

      Machinery - Construction & Mining (0.40%)
      Caterpillar Inc                                                      47,500                    3,366,325
                                                                                      -------------------------

      Machinery - Farm (0.14%)
      Deere & Co                                                           16,639                    1,207,492
                                                                                      -------------------------

      Medical - Biomedical/Gene (1.04%)
      Amgen Inc (b)                                                        83,647                    5,833,542
      Biogen Idec Inc (b)                                                  24,392                    1,027,391
      Genzyme Corp (b)                                                     18,467                    1,260,926
      Medimmune Inc (a)(b)                                                 17,645                      447,830
      Millipore Corp (a)(b)                                                 3,772                      236,316
                                                                                      -------------------------
                                                                                                     8,806,005
                                                                                      -------------------------
      Medical - Drugs (4.98%)
      Abbott Laboratories                                                 108,262                    5,171,676
      Allergan Inc                                                         10,829                    1,167,908
      Bristol-Myers Squibb Co (a)                                         139,480                    3,343,336
      Eli Lilly & Co                                                       80,165                    4,550,967
      Forest Laboratories Inc (b)                                          23,117                    1,070,548
      King Pharmaceuticals Inc (b)                                         17,181                      292,421
      Merck & Co Inc                                                      154,815                    6,234,400
      Pfizer Inc                                                          519,766                   13,508,718
      Schering-Plough Corp                                                105,058                    2,147,385
      Wyeth                                                                95,474                    4,627,625
                                                                                      -------------------------
                                                                                                    42,114,984
                                                                                      -------------------------
      Medical - Generic Drugs (0.10%)
      Barr Pharmaceuticals Inc (b)                                          7,531                      374,743
      Mylan Laboratories Inc                                               14,913                      327,489
      Watson Pharmaceuticals Inc (a)(b)                                     7,236                      162,014
                                                                                      -------------------------
                                                                                                       864,246
                                                                                      -------------------------
      Medical - HMO (1.24%)
      Aetna Inc                                                            40,220                    1,266,528
      Coventry Health Care Inc (b)                                         11,385                      599,989
      Humana Inc (b)                                                       11,679                      653,206
      UnitedHealth Group Inc                                               95,549                    4,570,109
      WellPoint Inc (b)                                                    45,216                    3,368,592
                                                                                      -------------------------
                                                                                                    10,458,424
                                                                                      -------------------------
      Medical - Hospitals (0.23%)
      HCA Inc                                                              28,946                    1,422,985
      Health Management Associates Inc (a)                                 17,079                      347,729

      Tenet Healthcare Corp (a)(b)                                         33,386                      197,645
                                                                                      -------------------------
                                                                                                     1,968,359
                                                                                      -------------------------
      Medical - Nursing Homes (0.03%)
      Manor Care Inc (a)                                                    5,605                      280,530
                                                                                      -------------------------

      Medical - Wholesale Drug Distribution (0.31%)
      AmerisourceBergen Corp                                               14,889                      640,227
      Cardinal Health Inc                                                  29,628                    1,985,076
                                                                                      -------------------------
                                                                                                     2,625,303
                                                                                      -------------------------
      Medical Information Systems (0.05%)
      IMS Health Inc                                                       14,166                      388,715
                                                                                      -------------------------

      Medical Instruments (0.80%)
      Boston Scientific Corp (b)                                           86,189                    1,466,075
      Medtronic Inc                                                        85,619                    4,325,472
      St Jude Medical Inc (b)                                              25,605                      944,824
                                                                                      -------------------------
                                                                                                     6,736,371
                                                                                      -------------------------
      Medical Laboratory & Testing Service (0.15%)
      Laboratory Corp of America Holdings (b)                               8,846                      569,860
      Quest Diagnostics Inc                                                11,527                      693,003
                                                                                      -------------------------
                                                                                                     1,262,863
                                                                                      -------------------------
      Medical Products (2.23%)
      Baxter International Inc                                             46,448                    1,950,816
      Becton Dickinson & Co                                                17,543                    1,156,435
      Biomet Inc (a)                                                       17,455                      574,968
      Johnson & Johnson                                                   210,039                   13,137,939
      Stryker Corp (a)                                                     20,743                      944,014
      Zimmer Holdings Inc (a)(b)                                           17,602                    1,113,150
                                                                                      -------------------------
                                                                                                    18,877,322
                                                                                      -------------------------
      Metal - Aluminum (0.22%)
      Alcoa Inc                                                            61,720                    1,848,514
                                                                                      -------------------------

      Metal - Copper (0.15%)
      Phelps Dodge Corp                                                    14,457                    1,262,674
                                                                                      -------------------------

      Metal - Diversified (0.09%)
      Freeport-McMoRan Copper & Gold Inc (a)                               13,369                      729,413
                                                                                      -------------------------

      Motorcycle/Motor Scooter (0.13%)
      Harley-Davidson Inc (a)                                              19,056                    1,086,192
                                                                                      -------------------------

      Multi-Line Insurance (2.71%)
      ACE Ltd                                                              23,067                    1,188,643
      Allstate Corp/The                                                    45,070                    2,560,877
      American International Group Inc                                    184,251                   11,178,508
      Cincinnati Financial Corp                                            12,291                      579,644
      Genworth Financial Inc                                               25,878                      887,615
      Hartford Financial Services Group Inc                                21,500                    1,824,060
      Loews Corp                                                           28,801                    1,067,365
      Metlife Inc                                                          53,814                    2,798,328
      XL Capital Ltd (a)                                                   12,789                      814,659
                                                                                      -------------------------
                                                                                                    22,899,699
                                                                                      -------------------------
      Multimedia (1.95%)
      EW Scripps Co                                                         6,033                      257,790
      McGraw-Hill Cos Inc/The                                              25,380                    1,428,894
      Meredith Corp (a)                                                     2,999                      141,643

      News Corp                                                           167,798                    3,228,434
      Time Warner Inc                                                     303,750                    5,011,875
      Viacom Inc (b)                                                       51,147                    1,782,473
      Walt Disney Co                                                      155,689                    4,622,406
                                                                                      -------------------------
                                                                                                    16,473,515
                                                                                      -------------------------
      Networking Products (0.98%)
      Cisco Systems Inc (b)                                               433,030                    7,729,585
      Juniper Networks Inc (a)(b)                                          40,131                      539,762
                                                                                      -------------------------
                                                                                                     8,269,347
                                                                                      -------------------------
      Non-Hazardous Waste Disposal (0.18%)
      Allied Waste Industries Inc (a)(b)                                   17,157                      174,315
      Waste Management Inc                                                 38,668                    1,329,406
                                                                                      -------------------------
                                                                                                     1,503,721
                                                                                      -------------------------
      Office Automation & Equipment (0.19%)
      Pitney Bowes Inc                                                     15,746                      650,625
      Xerox Corp (a)(b)                                                    65,138                      917,794
                                                                                      -------------------------
                                                                                                     1,568,419
                                                                                      -------------------------
      Office Supplies & Forms (0.05%)
      Avery Dennison Corp                                                   7,786                      456,493
                                                                                      -------------------------

      Oil - Field Services (1.41%)
      Baker Hughes Inc                                                     24,172                    1,932,551
      BJ Services Co                                                       22,805                      827,137
      Halliburton Co                                                       73,232                    2,443,020
      Schlumberger Ltd                                                     83,694                    5,594,944
      Weatherford International Ltd (b)                                    24,733                    1,158,494
                                                                                      -------------------------
                                                                                                    11,956,146
                                                                                      -------------------------
      Oil & Gas Drilling (0.42%)
      Nabors Industries Ltd (a)(b)                                         22,018                      777,676
      Noble Corp (a)                                                        9,772                      701,141
      Rowan Cos Inc                                                         7,818                      264,795
      Transocean Inc (a)(b)                                                23,047                    1,779,920
                                                                                      -------------------------
                                                                                                     3,523,532
                                                                                      -------------------------
      Oil Company - Exploration & Production (1.22%)
      Anadarko Petroleum Corp                                              32,525                    1,487,694
      Apache Corp (a)                                                      23,432                    1,651,253
      Chesapeake Energy Corp (a)                                           29,198                      960,614
      Devon Energy Corp (a)                                                31,210                    2,017,414
      EOG Resources Inc                                                    17,207                    1,275,899
      Kerr-McGee Corp                                                      16,103                    1,130,431
      Murphy Oil Corp                                                      11,783                      606,353
      XTO Energy Inc                                                       25,830                    1,213,752
                                                                                      -------------------------
                                                                                                    10,343,410
                                                                                      -------------------------
      Oil Company - Integrated (6.38%)
      Chevron Corp                                                        157,229                   10,342,524
      ConocoPhillips                                                      117,088                    8,036,920
      Exxon Mobil Corp                                                    429,178                   29,072,518
      Hess Corp (a)                                                        17,105                      904,854
      Marathon Oil Corp                                                    25,709                    2,330,264
      Occidental Petroleum Corp                                            30,379                    3,273,337
                                                                                      -------------------------
                                                                                                    53,960,417
                                                                                      -------------------------
      Oil Field Machinery & Equipment (0.10%)
      National Oilwell Varco Inc (a)(b)                                    12,411                      832,033
                                                                                      -------------------------

      Oil Refining & Marketing (0.43%)
      Sunoco Inc                                                            9,407                      654,163

      Valero Energy Corp                                                   43,657                    2,943,791
                                                                                      -------------------------
                                                                                                     3,597,954
                                                                                      -------------------------
      Optical Supplies (0.02%)
      Bausch & Lomb Inc (a)                                                 3,814                      180,402
                                                                                      -------------------------

      Paper & Related Products (0.24%)
      International Paper Co                                               34,967                    1,200,417
      Louisiana-Pacific Corp                                                7,533                      150,660
      MeadWestvaco Corp                                                    12,850                      335,642
      Temple-Inland Inc                                                     7,838                      333,429
                                                                                      -------------------------
                                                                                                     2,020,148
                                                                                      -------------------------
      Pharmacy Services (0.44%)
      Caremark Rx Inc                                                      31,383                    1,657,023
      Express Scripts Inc (b)                                              10,429                      803,346
      Medco Health Solutions Inc (b)                                       21,398                    1,269,543
                                                                                      -------------------------
                                                                                                     3,729,912
                                                                                      -------------------------
      Photo Equipment & Supplies (0.05%)
      Eastman Kodak Co (a)                                                 20,375                      453,344
                                                                                      -------------------------

      Pipelines (0.30%)
      El Paso Corp (a)                                                     49,351                      789,616
      Kinder Morgan Inc                                                     7,394                      754,188
      Williams Cos Inc                                                     42,217                    1,023,762
                                                                                      -------------------------
                                                                                                     2,567,566
                                                                                      -------------------------
      Power Converter & Supply Equipment (0.02%)
      American Power Conversion Corp                                       12,033                      203,117
                                                                                      -------------------------

      Printing - Commercial (0.05%)
      RR Donnelley & Sons Co                                               15,329                      447,454
                                                                                      -------------------------

      Property & Casualty Insurance (0.66%)
      Chubb Corp                                                           29,432                    1,483,961
      Progressive Corp/The                                                 55,506                    1,342,690
      Safeco Corp                                                           8,455                      454,203
      St Paul Travelers Cos Inc/The                                        49,389                    2,262,016
                                                                                      -------------------------
                                                                                                     5,542,870
                                                                                      -------------------------
      Publicly Traded Investment Fund (0.50%)
      iShares S&P 500 Index Fund/US (a)                                    32,720                    4,188,160
                                                                                      -------------------------

      Publishing - Newspapers (0.20%)
      Dow Jones & Co Inc                                                    4,192                      146,888
      Gannett Co Inc (a)                                                   16,869                      879,212
      New York Times Co (a)                                                10,275                      227,797
      Tribune Co (a)                                                       15,515                      460,950
                                                                                      -------------------------
                                                                                                     1,714,847
                                                                                      -------------------------
      Quarrying (0.06%)
      Vulcan Materials Co                                                   7,137                      477,965
                                                                                      -------------------------

      Regional Banks (5.20%)
      Bank of America Corp                                                323,711                   16,680,828
      Comerica Inc                                                         11,522                      674,613
      Fifth Third Bancorp                                                  39,475                    1,505,576
      Huntington Bancshares Inc/OH                                         17,399                      423,666
      Keycorp                                                              28,671                    1,057,960
      National City Corp                                                   38,480                    1,385,280
      PNC Financial Services Group Inc                                     20,996                    1,487,356

      SunTrust Banks Inc                                                   25,794                    2,034,373
      US Bancorp                                                          126,256                    4,040,192
      Wachovia Corp (a)                                                   114,098                    6,119,076
      Wells Fargo & Co                                                    119,171                    8,620,830
                                                                                      -------------------------
                                                                                                    44,029,750
                                                                                      -------------------------
      REITS - Apartments (0.25%)
      Apartment Investment & Management Co                                  6,894                      331,532
      Archstone-Smith Trust                                                15,161                      795,498
      Equity Residential                                                   20,659                      960,850
                                                                                      -------------------------
                                                                                                     2,087,880
                                                                                      -------------------------
      REITS - Diversified (0.10%)
      Vornado Realty Trust                                                  8,436                      881,984
                                                                                      -------------------------

      REITS - Office Property (0.19%)
      Boston Properties Inc                                                 6,478                      636,139
      Equity Office Properties Trust                                       25,971                      984,561
                                                                                      -------------------------
                                                                                                     1,620,700
                                                                                      -------------------------
      REITS - Regional Malls (0.13%)
      Simon Property Group Inc                                             13,003                    1,112,147
                                                                                      -------------------------

      REITS - Shopping Centers (0.07%)
      Kimco Realty Corp                                                    15,009                      588,953
                                                                                      -------------------------

      REITS - Storage (0.06%)
      Public Storage Inc (a)                                                5,870                      471,302
                                                                                      -------------------------

      REITS - Warehouse & Industrial (0.11%)
      Prologis                                                             17,377                      961,817
                                                                                      -------------------------

      Retail - Apparel & Shoe (0.21%)
      Gap Inc/The                                                          39,015                      676,910
      Ltd Brands                                                           24,334                      612,243
      Nordstrom Inc                                                        15,276                      523,967
                                                                                      -------------------------
                                                                                                     1,813,120
                                                                                      -------------------------
      Retail - Auto Parts (0.04%)
      Autozone Inc (b)                                                      3,794                      333,379
                                                                                      -------------------------

      Retail - Automobile (0.02%)
      Autonation Inc (a)(b)                                                10,520                      207,244
                                                                                      -------------------------

      Retail - Bedding (0.08%)
      Bed Bath & Beyond Inc (b)                                            20,020                      670,270
                                                                                      -------------------------

      Retail - Building Products (0.97%)
      Home Depot Inc                                                      146,620                    5,089,180
      Lowe's Cos Inc                                                      110,064                    3,120,315
                                                                                      -------------------------
                                                                                                     8,209,495
                                                                                      -------------------------
      Retail - Consumer Electronics (0.20%)
      Best Buy Co Inc                                                      28,558                    1,294,820
      Circuit City Stores Inc                                              10,681                      261,684
      RadioShack Corp (a)                                                   9,599                      155,216
                                                                                      -------------------------
                                                                                                     1,711,720
                                                                                      -------------------------
      Retail - Discount (1.65%)
      Big Lots Inc (a)(b)                                                   8,087                      130,686
      Costco Wholesale Corp                                                33,427                    1,763,609
      Dollar General Corp                                                  22,114                      296,770

      Family Dollar Stores Inc (a)                                         11,018                      250,329
      Target Corp                                                          61,245                    2,812,370
      TJX Cos Inc                                                          32,419                      790,051
      Wal-Mart Stores Inc                                                 177,361                    7,892,564
                                                                                      -------------------------
                                                                                                    13,936,379
                                                                                      -------------------------
      Retail - Drug Store (0.62%)
      CVS Corp                                                             58,054                    1,899,527
      Walgreen Co                                                          71,654                    3,351,974
                                                                                      -------------------------
                                                                                                     5,251,501
                                                                                      -------------------------
      Retail - Jewelry (0.04%)
      Tiffany & Co (a)                                                      9,976                      315,142
                                                                                      -------------------------

      Retail - Major Department Store (0.24%)
      JC Penney Co Inc                                                     16,658                    1,048,788
      Sears Holdings Corp (a)(b)                                            6,880                      944,280
                                                                                      -------------------------
                                                                                                     1,993,068
                                                                                      -------------------------
      Retail - Office Supplies (0.24%)
      Office Depot Inc (b)                                                 20,409                      735,745
      OfficeMax Inc (a)                                                     5,046                      207,441
      Staples Inc                                                          51,649                    1,116,651
                                                                                      -------------------------
                                                                                                     2,059,837
                                                                                      -------------------------
      Retail - Regional Department Store (0.34%)
      Dillard's Inc                                                         4,385                      131,681
      Federated Department Stores Inc                                      39,242                    1,377,787
      Kohl's Corp (a)(b)                                                   24,149                    1,367,558
                                                                                      -------------------------
                                                                                                     2,877,026
                                                                                      -------------------------
      Retail - Restaurants (0.79%)
      Darden Restaurants Inc                                                9,147                      309,169
      McDonald's Corp                                                      88,390                    3,128,122
      Starbucks Corp (a)(b)                                                54,442                    1,865,183
      Wendy's International Inc                                             8,272                      497,643
      Yum! Brands Inc                                                      19,291                      868,095
                                                                                      -------------------------
                                                                                                     6,668,212
                                                                                      -------------------------
      Rubber - Tires (0.02%)
      Goodyear Tire & Rubber Co/The (a)(b)                                 12,570                      138,270
                                                                                      -------------------------

      Savings & Loans - Thrifts (0.58%)
      Golden West Financial Corp                                           18,168                    1,338,255
      Sovereign Bancorp Inc                                                26,695                      550,985
      Washington Mutual Inc                                                68,150                    3,046,305
                                                                                      -------------------------
                                                                                                     4,935,545
                                                                                      -------------------------
      Schools (0.06%)
      Apollo Group Inc (a)(b)                                               9,927                      469,746
                                                                                      -------------------------

      Semiconductor Component - Integrated Circuits (0.26%)
      Analog Devices Inc                                                   25,619                      828,262
      Linear Technology Corp                                               21,538                      696,755
      Maxim Integrated Products Inc                                        22,748                      668,336
                                                                                      -------------------------
                                                                                                     2,193,353
                                                                                      -------------------------
      Semiconductor Equipment (0.33%)
      Applied Materials Inc                                               110,927                    1,745,991
      Kla-Tencor Corp (a)                                                  14,122                      595,807
      Novellus Systems Inc (a)(b)                                           9,026                      228,448
      Teradyne Inc (a)(b)                                                  14,061                      184,762
                                                                                      -------------------------
                                                                                                     2,755,008
                                                                                      -------------------------

      Steel - Producers (0.20%)
      Nucor Corp (a)                                                       22,103                    1,175,217
      United States Steel Corp                                              8,847                      557,980
                                                                                      -------------------------
                                                                                                     1,733,197
                                                                                      -------------------------
      Steel - Specialty (0.05%)
      Allegheny Technologies Inc                                            6,188                      395,351
                                                                                      -------------------------

      Telecommunication Equipment (0.20%)
      ADC Telecommunications Inc (a)(b)                                     8,316                      101,705
      Andrew Corp (b)                                                      11,323                       95,679
      Avaya Inc (a)(b)                                                     29,156                      269,985
      Comverse Technology Inc (a)(b)                                       14,329                      277,696
      Lucent Technologies Inc (a)(b)                                      317,781                      676,874
      Tellabs Inc (b)                                                      31,786                      298,788
                                                                                      -------------------------
                                                                                                     1,720,727
                                                                                      -------------------------
      Telecommunication Equipment - Fiber Optics (0.30%)
      Ciena Corp (b)                                                       41,687                      151,324
      Corning Inc (b)                                                     110,485                    2,106,949
      JDS Uniphase Corp (a)(b)                                            119,516                      254,569
                                                                                      -------------------------
                                                                                                     2,512,842
                                                                                      -------------------------
      Telecommunication Services (0.06%)
      Embarq Corp (a)                                                      10,575                      478,519
                                                                                      -------------------------

      Telephone - Integrated (3.30%)
      Alltel Corp                                                          27,601                    1,522,747
      AT&T Inc (a)                                                        275,790                    8,270,942
      BellSouth Corp                                                      128,307                    5,025,785
      CenturyTel Inc (a)                                                    8,240                      317,817
      Citizens Communications Co (a)                                       23,051                      295,745
      Qwest Communications International Inc (a)(b)                       111,039                      887,202
      Sprint Nextel Corp                                                  211,316                    4,184,057
      Verizon Communications Inc                                          206,932                    6,998,440
      Windstream Corp                                                      33,487                      419,597
                                                                                      -------------------------
                                                                                                    27,922,332
                                                                                      -------------------------
      Television (0.24%)
      CBS Corp                                                             54,796                    1,503,054
      Univision Communications Inc (a)(b)                                  15,821                      528,422
                                                                                      -------------------------
                                                                                                     2,031,476
                                                                                      -------------------------
      Therapeutics (0.23%)
      Gilead Sciences Inc (b)                                              32,276                    1,984,328
                                                                                      -------------------------

      Tobacco (1.56%)
      Altria Group Inc                                                    148,121                   11,845,236
      Reynolds American Inc (a)                                             6,079                      770,696
      UST Inc (a)                                                          11,449                      578,747
                                                                                      -------------------------
                                                                                                    13,194,679
                                                                                      -------------------------
      Tools - Hand Held (0.09%)
      Black & Decker Corp                                                   5,391                      380,119
      Snap-On Inc (a)                                                       4,122                      173,165
      Stanley Works/The (a)                                                 5,015                      227,531
                                                                                      -------------------------
                                                                                                       780,815
                                                                                      -------------------------
      Toys (0.09%)
      Hasbro Inc                                                           12,212                      228,364
      Mattel Inc                                                           27,627                      498,391
                                                                                      -------------------------
                                                                                                       726,755
                                                                                      -------------------------

      Transport - Rail (0.67%)
      Burlington Northern Santa Fe Corp                                    25,867                    1,782,495
      CSX Corp                                                             15,718                      953,768
      Norfolk Southern Corp                                                29,416                    1,277,243
      Union Pacific Corp                                                   19,078                    1,621,630
                                                                                      -------------------------
                                                                                                     5,635,136
                                                                                      -------------------------
      Transport - Services (0.92%)
      FedEx Corp                                                           21,643                    2,266,239
      Ryder System Inc                                                      4,327                      218,081
      United Parcel Service Inc                                            76,940                    5,301,935
                                                                                      -------------------------
                                                                                                     7,786,255
                                                                                      -------------------------
      Travel Services (0.02%)
      Sabre Holdings Corp                                                   9,416                      194,911
                                                                                      -------------------------

      Web Portals (0.95%)
      Google Inc (b)                                                       14,619                    5,651,705
      Yahoo! Inc (a)(b)                                                    88,940                    2,413,832
                                                                                      -------------------------
                                                                                                     8,065,537
                                                                                      -------------------------
      Wireless Equipment (0.97%)
      Motorola Inc (a)                                                    175,205                    3,987,666
      Qualcomm Inc                                                        118,898                    4,192,343
                                                                                      -------------------------
                                                                                                     8,180,009
                                                                                      -------------------------
      TOTAL COMMON STOCKS                                                                          822,794,975
                                                                                      -------------------------
                                                           Principal
                                                            Amount                     Value
                                                           ----------------------- ----------------------------
      SHORT TERM INVESTMENTS (2.67%)
      Commercial Paper (2.67%)
      Investment in Joint Trading Account; Federal Home Loa
         5.05%, 8/ 1/2006                                              22,552,378                   22,552,378
                                                                                      -------------------------
      TOTAL SHORT TERM INVESTMENTS                                                                  22,552,378
                                                                                      -------------------------
      MONEY MARKET FUNDS (9.21%)
      BNY Institutional Cash Reserve Fund (d)                          77,919,000                   77,919,000
                                                                                      -------------------------
      TOTAL MONEY MARKET FUNDS                                                                      77,919,000
                                                                                      -------------------------
      Total Investments                                                                            923,266,353
      Liabilities in Excess of Other Assets, Net - (9.15)%                                        (77,371,986)
                                                                                      -------------------------
      TOTAL NET ASSETS - 100.00%                                                                   845,894,367
                                                                                      =========================
                                                                                      -------------------------

                                                                                      =========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period,
         the value of these securities totaled
        $4,903,500 or 0.58% of net assets.

      (d)  Security was purchased with the cash

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                           $150,458,538
      Unrealized Depreciation                                                                           (56,445,476)
                                                                                                     -----------------
      Net Unrealized Appreciation (Depreciation)                                                          94,013,062
      Cost for federal income tax purposes                                                               829,253,291



                                         SCHEDULE OF FUTURES CONTRACTS
                                                                                  Current               Unrealized
                                       Number of         Original                  Market              Appreciation/
      Type                             Contracts          Value                    Value               (Depreciation)
      -------------------------------- ---------- ------------------------------------------------ -----------------------
      Buy:
      S & P 500; September 2006           70             $22,149,100              $22,431,500               $282,400

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------------- -----------------------
      Sector                                                                                                      Percent
      ----------------------------- -------------------------------------------------------------- -----------------------
      Financial                                                                                                    30.15%
      Consumer, Non-cyclical                                                                                       20.57%
      Industrial                                                                                                   10.70%
      Communications                                                                                               10.52%
      Energy                                                                                                       10.32%
      Technology                                                                                                    9.69%
      Consumer, Cyclical                                                                                            7.79%
      Utilities                                                                                                     3.42%
      Basic Materials                                                                                               2.82%
      Government                                                                                                    2.67%
      Funds                                                                                                         0.50%
      Liabilities in Excess of                                                                                   (-9.15%)
      Other Assets, Net
                                                                                                   -----------------------
      TOTAL NET ASSETS                                                                                            100.00%
                                                                                                   =======================

      Other Assets Summary (unaudited)
      ----------------------------- -------------------------------------------------------------- -----------------------
      Asset Type                                                                                                  Percent
      ----------------------------- -------------------------------------------------------------- -----------------------
      Futures                                                                                                       2.65%





    Schedule of Investments
    July 31, 2006 (unaudited)
    LargeCap Value Fund

                                                                 Shares
                                                                  Held               Value
                                                             ------------------------------------
    COMMON STOCKS (99.87%)
    Advertising Agencies (0.18%)
    Omnicom Group Inc (a)                                             13,930  $        1,232,944
                                                                                -----------------
                                                                                -----------------

    Aerospace & Defense (1.33%)
    General Dynamics Corp                                             71,460           4,789,249
    Lockheed Martin Corp                                              28,860           2,299,565
    Raytheon Co                                                       43,110           1,942,968 m
                                                                                -----------------
                                                                                -----------------
                                                                                       9,031,782
                                                                                -----------------
                                                                                -----------------
    Agricultural Operations (0.64%)
    Archer-Daniels-Midland Co                                         98,420           4,330,480
                                                                                -----------------
                                                                                -----------------

    Appliances (0.25%)
    Whirlpool Corp (a)                                                21,980           1,696,636
                                                                                -----------------
                                                                                -----------------

    Auto/Truck Parts & Equipment - Original (0.59%)
    Johnson Controls Inc                                              33,450           2,567,622
    TRW Automotive Holdings Corp (b)                                  55,610           1,440,299
                                                                                -----------------
                                                                                -----------------
                                                                                       4,007,921
                                                                                -----------------
                                                                                -----------------
    Beverages - Non-Alcoholic (0.88%)
    Coca-Cola Co/The                                                 102,920           4,579,940
    PepsiCo Inc                                                       21,974           1,392,712
                                                                                -----------------
                                                                                -----------------
                                                                                       5,972,652
                                                                                -----------------
                                                                                -----------------
    Brewery (0.42%)
    Anheuser-Busch Cos Inc                                            59,050           2,843,258
                                                                                -----------------
                                                                                -----------------

    Building & Construction Products
        - Miscellaneous (0.25%)
    USG Corp (a)(b)                                                   36,630           1,698,167
                                                                                -----------------
                                                                                -----------------

    Building Products - Cement & Aggregate (0.21%)
    Martin Marietta Materials Inc                                     17,870           1,438,892
                                                                                -----------------
                                                                                -----------------

    Cable TV (0.22%)
    DIRECTV Group Inc/The (a)(b)                                      88,750           1,513,187
                                                                                -----------------
                                                                                -----------------

    Chemicals - Diversified (0.37%)
    Celanese Corp (a)                                                 70,040           1,345,469
    Dow Chemical Co/The                                               34,440           1,190,935
                                                                                -----------------
                                                                                -----------------
                                                                                       2,536,404
                                                                                -----------------
                                                                                -----------------
    Chemicals - Specialty (0.28%)
    Albemarle Corp                                                    37,741           1,902,901
                                                                                -----------------
                                                                                -----------------

    Commercial Banks (1.85%)
    AmSouth Bancorp                                                  104,980           3,008,727
    Compass Bancshares Inc                                            39,210           2,311,037
    Cullen/Frost Bankers Inc (a)                                      34,610           2,032,299
    East West Bancorp Inc                                             53,140           2,144,199
    Regions Financial Corp                                            84,800           3,077,392
                                                                                -----------------
                                                                                -----------------
                                                                                      12,573,654
                                                                                -----------------
                                                                                -----------------

    Commercial Services - Finance (0.26%)
    Equifax Inc                                                       54,300           1,752,804
                                                                                -----------------
                                                                                -----------------

    Computer Aided Design (0.17%)
    Autodesk Inc (b)                                                  33,780           1,152,236
                                                                                -----------------
                                                                                -----------------

    Computers (0.85%)
    Hewlett-Packard Co                                               181,450           5,790,070
                                                                                -----------------
                                                                                -----------------

    Computers - Integrated Systems (0.23%)
    NCR Corp (a)(b)                                                   49,370           1,586,752
                                                                                -----------------
                                                                                -----------------

    Computers - Peripheral Equipment (0.20%)
    Lexmark International Inc (b)                                     24,549           1,326,873
                                                                                -----------------
                                                                                -----------------

    Cosmetics & Toiletries (2.34%)
    Colgate-Palmolive Co                                              41,990           2,490,847
    Procter & Gamble Co                                              238,540          13,405,948
                                                                                -----------------
                                                                                -----------------
                                                                                      15,896,795
                                                                                -----------------
                                                                                -----------------
    Data Processing & Management (0.18%)
    Global Payments Inc                                               28,700           1,220,898
                                                                                -----------------
                                                                                -----------------

    Diversified Manufacturing Operations (3.39%)
    Dover Corp                                                        34,440           1,623,502
    General Electric Co                                              508,610          16,626,461
    Ingersoll-Rand Co Ltd                                             34,450           1,233,310
    ITT Corp                                                          37,890           1,915,339
    Parker Hannifin Corp                                              22,960           1,658,630
                                                                                -----------------
                                                                                -----------------
                                                                                      23,057,242
                                                                                -----------------
                                                                                -----------------
    Electric - Integrated (4.97%)
    Allegheny Energy Inc (b)                                          52,000           2,134,600
    Duke Energy Corp                                                 217,787           6,603,302
    FirstEnergy Corp                                                  82,680           4,630,080
    FPL Group Inc (a)                                                 93,430           4,030,570
    MDU Resources Group Inc                                           74,790           1,843,573
    OGE Energy Corp                                                   54,790           2,073,802
    PG&E Corp                                                        100,560           4,191,341
    PPL Corp                                                         127,406           4,334,352
    TXU Corp                                                          26,434           1,697,856
    Xcel Energy Inc (a)                                              114,170           2,287,967
                                                                                -----------------
                                                                                -----------------
                                                                                      33,827,443
                                                                                -----------------
                                                                                -----------------
    Electronic Components - Semiconductors (0.46%)
    Freescale Semiconductor Inc - B Shares (b)                       109,100           3,111,532
                                                                                -----------------
                                                                                -----------------

    Electronic Connectors (0.19%)
    Thomas & Betts Corp (b)                                           27,390           1,296,369
                                                                                -----------------
                                                                                -----------------

    Enterprise Software & Services (0.40%)
    BEA Systems Inc (b)                                              121,390           1,425,119
    Sybase Inc (a)(b)                                                 61,840           1,301,732
                                                                                -----------------
                                                                                -----------------
                                                                                       2,726,851
                                                                                -----------------
                                                                                -----------------
    Finance - Auto Loans (0.19%)
    AmeriCredit Corp (a)(b)                                           53,480           1,315,073
                                                                                -----------------
                                                                                -----------------

    Finance - Investment Banker & Broker (10.82%)
    Bear Stearns Cos Inc/The                                          24,930           3,536,819
    Citigroup Inc                                                    483,244          23,345,518
    E*Trade Financial Corp (b)                                        96,620           2,252,212
    Goldman Sachs Group Inc                                           27,630           4,220,482
    JPMorgan Chase & Co                                              409,648          18,688,142
    Lehman Brothers Holdings Inc                                      83,262           5,407,867
    Merrill Lynch & Co Inc                                           101,500           7,391,230
    Morgan Stanley                                                   131,400           8,738,100
                                                                                -----------------
                                                                                -----------------
                                                                                      73,580,370
                                                                                -----------------
                                                                                -----------------
    Finance - Mortgage Loan/Banker (1.89%)
    Countrywide Financial Corp                                       103,180           3,696,939
    Fannie Mae                                                       141,240           6,766,808
    IndyMac Bancorp Inc                                               57,250           2,418,813
                                                                                -----------------
                                                                                -----------------
                                                                                      12,882,560
                                                                                -----------------
                                                                                -----------------
    Financial Guarantee Insurance (0.89%)
    MGIC Investment Corp                                              39,040           2,221,767
    PMI Group Inc/The (a)                                             29,850           1,267,431
    Radian Group Inc                                                  41,170           2,533,190
                                                                                -----------------
                                                                                -----------------
                                                                                       6,022,388
                                                                                -----------------
                                                                                -----------------
    Food - Miscellaneous/Diversified (0.75%)
    Campbell Soup Co                                                  52,480           1,924,966
    General Mills Inc                                                 61,450           3,189,255
                                                                                -----------------
                                                                                -----------------
                                                                                       5,114,221
                                                                                -----------------
                                                                                -----------------
    Food - Retail (0.46%)
    Kroger Co/The                                                    135,990           3,118,251
                                                                                -----------------
                                                                                -----------------

    Gas - Distribution (0.26%)
    AGL Resources Inc                                                 45,430           1,772,679
                                                                                -----------------
                                                                                -----------------

    Home Decoration Products (0.30%)
    Newell Rubbermaid Inc                                             78,410           2,066,888
                                                                                -----------------
                                                                                -----------------

    Hotels & Motels (0.22%)
    Starwood Hotels & Resorts Worldwide Inc                           27,930           1,468,559
                                                                                -----------------
                                                                                -----------------

    Independent Power Producer (0.64%)
    Mirant Corp (b)                                                   82,190           2,183,788
    NRG Energy Inc (a)(b)                                             43,640           2,149,270
                                                                                -----------------
                                                                                -----------------
                                                                                       4,333,058
                                                                                -----------------
                                                                                -----------------
    Industrial Gases (0.19%)
    Airgas Inc                                                        36,580           1,326,025
                                                                                -----------------
                                                                                -----------------

    Instruments - Scientific (0.32%)
    Applera Corp - Applied Biosystems Group                           67,410           2,167,232
                                                                                -----------------
                                                                                -----------------

    Life & Health Insurance (1.94%)
    Cigna Corp                                                        27,660           2,523,975
    Lincoln National Corp                                             73,660           4,175,049
    Prudential Financial Inc                                          82,190           6,463,421
                                                                                -----------------
                                                                                -----------------
                                                                                      13,162,445
                                                                                -----------------
                                                                                -----------------
    Machinery - Construction & Mining (0.33%)
    Terex Corp (a)(b)                                                 49,530           2,220,925
                                                                                -----------------
                                                                                -----------------

    Medical - Drugs (4.99%)
    King Pharmaceuticals Inc (b)                                      92,360           1,571,967
    Merck & Co Inc                                                   215,900           8,694,293
    Pfizer Inc (c)                                                   704,140          18,300,599

    Wyeth                                                            111,220           5,390,833
                                                                                -----------------
                                                                                -----------------
                                                                                      33,957,692
                                                                                -----------------
                                                                                -----------------
    Medical - HMO (0.82%)
    Aetna Inc                                                         45,430           1,430,591
    WellPoint Inc (b)                                                 55,660           4,146,670
                                                                                -----------------
                                                                                -----------------
                                                                                       5,577,261
                                                                                -----------------
                                                                                -----------------
    Metal - Copper (0.58%)
    Phelps Dodge Corp                                                 44,940           3,925,060
                                                                                -----------------
                                                                                -----------------

    Metal - Diversified (0.41%)
    Freeport-McMoRan Copper & Gold Inc (a)                            51,540           2,812,022
                                                                                -----------------
                                                                                -----------------

    Metal Processors & Fabrication (0.27%)
    Precision Castparts Corp                                          31,160           1,858,694
                                                                                -----------------
                                                                                -----------------

    Multi-Line Insurance (5.00%)
    Allstate Corp/The                                                 92,690           5,266,646
    American Financial Group Inc                                      38,710           1,630,078
    American International Group Inc                                 169,300          10,271,431
    Assurant Inc                                                      56,760           2,734,129
    Genworth Financial Inc                                            88,090           3,021,487
    Hartford Financial Services Group Inc                             59,050           5,009,802
    HCC Insurance Holdings Inc                                        44,620           1,360,464
    Metlife Inc (a)                                                   91,050           4,734,600
                                                                                -----------------
                                                                                -----------------
                                                                                      34,028,637
                                                                                -----------------
                                                                                -----------------
    Multimedia (2.39%)
    McGraw-Hill Cos Inc/The                                           34,700           1,953,610
    News Corp                                                        221,970           4,270,703
    Time Warner Inc                                                  494,110           8,152,815
    Walt Disney Co                                                    63,980           1,899,566
                                                                                -----------------
                                                                                -----------------
                                                                                      16,276,694
                                                                                -----------------
                                                                                -----------------
    Music (0.19%)
    Warner Music Group Corp                                           53,970           1,314,170
                                                                                -----------------
                                                                                -----------------

    Office Supplies & Forms (0.22%)
    Avery Dennison Corp (a)                                           25,090           1,471,027
                                                                                -----------------
                                                                                -----------------

    Oil - Field Services (0.16%)
    Halliburton Co                                                    32,470           1,083,199
                                                                                -----------------
                                                                                -----------------

    Oil & Gas Drilling (0.46%)
    ENSCO International Inc                                           35,760           1,652,827
    Helmerich & Payne Inc                                             53,200           1,472,576
                                                                                -----------------
                                                                                -----------------
                                                                                       3,125,403
                                                                                -----------------
                                                                                -----------------
    Oil Company - Integrated (12.93%)
    Chevron Corp                                                     257,834          16,960,321
    ConocoPhillips                                                   184,749          12,681,171
    Exxon Mobil Corp (c)                                             636,012          43,083,453
    Hess Corp                                                         64,040           3,387,716
    Marathon Oil Corp                                                 62,050           5,624,212
    Occidental Petroleum Corp                                         57,482           6,193,685
                                                                                -----------------
                                                                                -----------------
                                                                                      87,930,558
                                                                                -----------------
                                                                                -----------------
    Oil Field Machinery & Equipment (0.21%)
    Cameron International Corp (b)                                    28,530           1,438,197
                                                                                -----------------
                                                                                -----------------


    Oil Refining & Marketing (1.09%)
    Frontier Oil Corp                                                 49,700           1,751,925
    Valero Energy Corp                                                84,150           5,674,235
                                                                                -----------------
                                                                                -----------------
                                                                                       7,426,160
                                                                                -----------------
                                                                                -----------------
    Paper & Related Products (0.26%)
    Temple-Inland Inc                                                 41,660           1,772,216
                                                                                -----------------
                                                                                -----------------

    Pharmacy Services (0.25%)
    Caremark Rx Inc                                                   32,140           1,696,992
                                                                                -----------------
                                                                                -----------------

    Pipelines (0.83%)
    National Fuel Gas Co                                              69,390           2,577,144
    Questar Corp                                                      34,436           3,051,030
                                                                                -----------------
                                                                                -----------------
                                                                                       5,628,174
                                                                                -----------------
                                                                                -----------------
    Property & Casualty Insurance (1.18%)
    Chubb Corp                                                        95,310           4,805,530
    Philadelphia Consolidated Holding Co (a)(b)                       41,170           1,394,428
    WR Berkley Corp                                                   51,662           1,859,832
                                                                                -----------------
                                                                                -----------------
                                                                                       8,059,790
                                                                                -----------------
                                                                                -----------------
    Quarrying (0.18%)
    Vulcan Materials Co (a)                                           18,530           1,240,954
                                                                                -----------------
                                                                                -----------------

    Regional Banks (9.44%)
    Bank of America Corp                                             501,506          25,842,604
    Keycorp                                                           95,130           3,510,297
    PNC Financial Services Group Inc                                  70,110           4,966,593
    SunTrust Banks Inc                                                73,660           5,809,564
    US Bancorp                                                       242,970           7,775,040
    Wachovia Corp (a)                                                141,237           7,574,540
    Wells Fargo & Co                                                 121,130           8,762,544
                                                                                -----------------
                                                                                -----------------
                                                                                      64,241,182
                                                                                -----------------
                                                                                -----------------
    REITS - Apartments (1.25%)
    Archstone-Smith Trust                                             67,750           3,554,842
    AvalonBay Communities Inc                                         26,730           3,125,272
    Essex Property Trust Inc (a)                                      15,410           1,804,357
                                                                                -----------------
                                                                                -----------------
                                                                                       8,484,471
                                                                                -----------------
                                                                                -----------------
    REITS - Office Property (0.38%)
    Boston Properties Inc                                             26,410           2,593,462
                                                                                -----------------
                                                                                -----------------

    REITS - Regional Malls (0.46%)
    Simon Property Group Inc (a)                                      36,250           3,100,463
                                                                                -----------------
                                                                                -----------------

    REITS - Shopping Centers (0.81%)
    Federal Realty Invs Trust                                         23,120           1,677,356
    Kimco Realty Corp                                                 57,740           2,265,717
    Weingarten Realty Investors                                       39,860           1,592,806
                                                                                -----------------
                                                                                -----------------
                                                                                       5,535,879
                                                                                -----------------
                                                                                -----------------
    REITS - Warehouse & Industrial (0.27%)
    AMB Property Corp                                                 35,090           1,839,769
                                                                                -----------------
                                                                                -----------------

    Retail - Apparel & Shoe (0.59%)
    AnnTaylor Stores Corp (a)(b)                                      39,530           1,623,102
    Claire's Stores Inc                                               43,140           1,079,794
    Nordstrom Inc                                                     38,370           1,316,091
                                                                                -----------------
                                                                                -----------------
                                                                                       4,018,987
                                                                                -----------------
                                                                                -----------------

    Retail - Consumer Electronics (0.23%)
    Circuit City Stores Inc                                           64,460           1,579,270
                                                                                -----------------
                                                                                -----------------

    Retail - Major Department Store (0.64%)
    JC Penney Co Inc                                                  29,070           1,830,247
    Sears Holdings Corp (b)                                           18,275           2,508,244
                                                                                -----------------
                                                                                -----------------
                                                                                       4,338,491
                                                                                -----------------
                                                                                -----------------
    Retail - Office Supplies (0.18%)
    Office Depot Inc (b)                                              34,770           1,253,459
                                                                                -----------------
                                                                                -----------------

    Retail - Restaurants (1.34%)
    Darden Restaurants Inc                                            48,050           1,624,090
    McDonald's Corp                                                  183,873           6,507,265
    Panera Bread Co (a)(b)                                            18,690             977,674
                                                                                -----------------
                                                                                -----------------
                                                                                       9,109,029
                                                                                -----------------
                                                                                -----------------
    Savings & Loans - Thrifts (0.16%)
    Washington Mutual Inc                                             24,110           1,077,717
                                                                                -----------------
                                                                                -----------------

    Steel - Producers (1.15%)
    Carpenter Technology Corp                                         12,390           1,219,176
    Nucor Corp                                                        69,290           3,684,149
    Steel Dynamics Inc                                                27,710           1,607,734
    United States Steel Corp                                          20,340           1,282,844
                                                                                -----------------
                                                                                -----------------
                                                                                       7,793,903
                                                                                -----------------
                                                                                -----------------
    Telecommunication Equipment (0.41%)
    Harris Corp (a)                                                   31,000           1,412,050
    Tellabs Inc (b)                                                  143,220           1,346,268
                                                                                -----------------
                                                                                -----------------
                                                                                       2,758,318
                                                                                -----------------
                                                                                -----------------
    Telephone - Integrated (5.77%)
    AT&T Inc (a)                                                     406,513          12,191,325
    BellSouth Corp                                                   245,420           9,613,101
    Citizens Communications Co (a)                                   141,240           1,812,109
    Qwest Communications International Inc (a)(b)                    375,530           3,000,485
    Sprint Nextel Corp                                                69,550           1,377,090
    Verizon Communications Inc                                       332,703          11,252,016
                                                                                -----------------
                                                                                -----------------
                                                                                      39,246,126
                                                                                -----------------
                                                                                -----------------
    Therapeutics (0.24%)
    Gilead Sciences Inc (b)                                           26,730           1,643,360
                                                                                -----------------
                                                                                -----------------

    Tobacco (2.42%)
    Altria Group Inc (a)                                             147,360          11,784,379
    Loews Corp - Carolina Group                                       34,930           2,004,283
    Reynolds American Inc (a)                                         21,160           2,682,665
                                                                                -----------------
                                                                                -----------------
                                                                                      16,471,327
                                                                                -----------------
                                                                                -----------------
    Toys (0.31%)
    Mattel Inc                                                       115,960           2,091,918
                                                                                -----------------
                                                                                -----------------

    Transport - Rail (0.67%)
    Burlington Northern Santa Fe Corp                                 25,720           1,772,365
    Norfolk Southern Corp                                             64,800           2,813,616
                                                                                -----------------
                                                                                -----------------
                                                                                       4,585,981
                                                                                -----------------
                                                                                -----------------
    Wireless Equipment (0.42%)
    Motorola Inc (a)                                                 124,510           2,833,848
                                                                                -----------------
                                                                                -----------------
    TOTAL COMMON STOCKS                                                       $      679,295,277
                                                                                -----------------
                                                                                -----------------



                                                                Principal
                                                                 Amount              Value
                                                             ------------------------------------
                                                             ------------------------------------
    SHORT TERM INVESTMENTS (0.20%)
    Commercial Paper (0.20%)
    Investment in Joint Trading Account;
        Federal Home Loan Bank
      5.05%, 8/ 1/2006                                             1,356,304           1,356,304
                                                                                -----------------
                                                                                -----------------
    TOTAL SHORT TERM INVESTMENTS                                              $        1,356,304
                                                                                -----------------
                                                                                -----------------
    MONEY MARKET FUNDS (8.86%)
    BNY Institutional Cash Reserve Fund (d)                       60,274,000          60,274,000
                                                                                -----------------
                                                                                -----------------
    TOTAL MONEY MARKET FUNDS                                                  $       60,274,000
                                                                                -----------------
                                                                                -----------------
    Total Investments                                                         $      740,925,581
    Liabilities in Excess of Other Assets, Net-(8.93)%                             (60,712,600)
                                                                                -----------------
                                                                                -----------------
    TOTAL NET ASSETS - 100.00%                                                $      680,212,981

                                                                                =================

    (a) Security or a portion of the security was on loan at the end of the period.
    (b) Non-Income Producing Security
    (c)      Security or a portion of the
        security was pledged to cover margin
        requirements for futures contracts. At the end of the period, the value of these securities totaled $1,648,832 or 0.24% of net assets.

    (d) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     84,147,724
    Unrealized Depreciation                                                                   (13,174,456)
                                                                                         -----------------
                                                                                         -----------------
    Net Unrealized Appreciation (Depreciation)                                                  70,973,268
    Cost for federal income tax purposes                                                       669,952,313



              SCHEDULE OF FUTURES CONTRACTS



                                                                                        Current       Unrealized
                                                          Number of       Original     Market           Appreciation/
    Type                                                  Contracts         Value       Value           (Depreciation)
    ------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------------
   Buy:
    Russell 1000; September 2006                               4         $1,383,250          $1,391,000      $7,750

    Portfolio Summary (unaudited)
    -------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------
    Sector                                                                                      Percent
    -------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------
    Financial                                                                                    45.39%
    Energy                                                                                       15.68%
    Consumer, Non-cyclical                                                                       14.68%
    Communications                                                                                9.39%
    Industrial                                                                                    6.96%
    Utilities                                                                                    5.87%
    Consumer, Cyclical                                                                           4.84%
    Basic Materials                                                                              3.43%
    Technology                                                                                   2.49%
    Government                                                                                   0.20%
    Liabilities in Excess of Other Assets, Net                                                  (-8.93%)
                                                                                              ----------------
                                                                                              ----------------
    TOTAL NET ASSETS                                                                            100.00%
                                                                                             ==================
                                                                                             ==================

    Other Assets Summary (unaudited)
    -------------------------------------------------------------
    -------------------------------------------------------------
    Asset Type                                  Percent
    -------------------------------------------------------------
    -------------------------------------------------------------
    Futures                                       0.20%


    Schedule of Investments
    July 31, 2006 (unaudited)
    MidCap Blend Fund



                                                                    Shares
                                                                     Held               Value
                                                                ------------------------------------
    COMMON STOCKS (98.41%)
    Aerospace & Defense Equipment (1.01%)
    Alliant Techsystems Inc (a)(b)                                       95,054  $        7,617,627
                                                                                   -----------------
                                                                                   -----------------

    Agricultural Operations (0.98%)
    Delta & Pine Land Co (a)                                            216,093           7,392,541
                                                                                   -----------------
                                                                                   -----------------

    Applications Software (1.31%)
    Intuit Inc (a)(b)                                                   319,190           9,853,395
                                                                                   -----------------
                                                                                   -----------------

    Broadcasting Services & Programming (3.33%)
    Discovery Holding Co (a)(b)                                         588,074           7,833,146
    Liberty Global Inc - A Shares (b)                                   134,784           2,945,030
    Liberty Global Inc - B Shares (b)                                   256,793           5,438,876
    Liberty Media Holding Corp - Capital (b)                            108,705           8,871,415
                                                                                   -----------------
                                                                                   -----------------
                                                                                         25,088,467
                                                                                   -----------------
                                                                                   -----------------
    Cable TV (1.33%)
    EchoStar Communications Corp (b)                                    286,732          10,049,957
                                                                                   -----------------
                                                                                   -----------------

    Casino Hotels (1.63%)
    Harrah's Entertainment Inc                                          203,650          12,241,401
                                                                                   -----------------
                                                                                   -----------------

    Casino Services (1.47%)
    International Game Technology                                       286,650          11,081,889
                                                                                   -----------------
                                                                                   -----------------

    Coal (0.29%)
    International Coal Group Inc (a)(b)                                 327,291           2,199,395
                                                                                   -----------------
                                                                                   -----------------

    Commercial Banks (3.38%)
    Commerce Bancorp Inc/NJ (a)                                         106,946           3,632,956
    M&T Bank Corp (a)                                                    60,627           7,391,644
    TCF Financial Corp                                                  535,619          14,413,507
                                                                                   -----------------
                                                                                   -----------------
                                                                                         25,438,107
                                                                                   -----------------
                                                                                   -----------------
    Commercial Services (2.65%)
    ChoicePoint Inc (a)(b)                                              144,369           4,931,645
    Iron Mountain Inc (a)(b)                                             77,881           3,193,121
    ServiceMaster Co/The (a)                                            430,394           4,428,754
    Weight Watchers International Inc                                   184,462           7,380,325
                                                                                   -----------------
                                                                                   -----------------
                                                                                         19,933,845
                                                                                   -----------------
                                                                                   -----------------
    Commercial Services - Finance (0.45%)
    Paychex Inc                                                         100,037           3,419,265
                                                                                   -----------------
                                                                                   -----------------

    Computer Services (1.30%)
    Reynolds & Reynolds Co/The (a)                                      276,317           9,778,859
                                                                                   -----------------
                                                                                   -----------------

    Computers - Integrated Systems (1.82%)
    NCR Corp (b)                                                        425,831          13,686,208
                                                                                   -----------------
                                                                                   -----------------

    Data Processing & Management (3.51%)
    Automatic Data Processing Inc                                       219,478           9,604,357
    Fidelity National Information Services                              211,380           7,554,721

    First Data Corp (a)                                                 102,364           4,181,570
    SEI Investments Co (a)                                              103,856           5,074,404
                                                                                   -----------------
                                                                                   -----------------
                                                                                         26,415,052
                                                                                   -----------------
                                                                                   -----------------
    Dental Supplies & Equipment (1.40%)
    Dentsply International Inc (a)                                      336,516          10,532,951
                                                                                   -----------------
                                                                                   -----------------

    Diversified Manufacturing Operations (2.16%)
    Dover Corp                                                          208,910           9,848,018
    Tyco International Ltd                                              244,415           6,376,787
                                                                                   -----------------
                                                                                   -----------------
                                                                                         16,224,805
                                                                                   -----------------
                                                                                   -----------------
    Diversified Operations (0.85%)
    Onex Corp (b)                                                       313,245           6,437,185
                                                                                   -----------------
                                                                                   -----------------

    E-Commerce - Services (0.83%)
    Liberty Media Holding Corp - Interactive (b)                        380,886           6,273,192
                                                                                   -----------------
                                                                                   -----------------

    Electric - Integrated (1.48%)
    Ameren Corp (a)                                                     134,379           6,920,518
    SCANA Corp                                                          105,905           4,235,141
                                                                                   -----------------
                                                                                   -----------------
                                                                                         11,155,659
                                                                                   -----------------
                                                                                   -----------------
    Electronic Components - Miscellaneous (1.71%)
    Gentex Corp (a)                                                     967,756          12,909,865
                                                                                   -----------------
                                                                                   -----------------

    Energy - Alternate Sources (1.32%)
    Covanta Holding Corp (a)(b)                                         561,723           9,914,411
                                                                                   -----------------
                                                                                   -----------------

    Financial Guarantee Insurance (1.45%)
    AMBAC Financial Group Inc                                           131,088          10,894,724
                                                                                   -----------------
                                                                                   -----------------

    Food - Canned (0.56%)
    Del Monte Foods Co                                                  405,477           4,249,399
                                                                                   -----------------
                                                                                   -----------------

    Food - Wholesale & Distribution (1.33%)
    Sysco Corp                                                          362,332          10,000,363
                                                                                   -----------------
                                                                                   -----------------

    Gold Mining (1.97%)
    Newmont Mining Corp (a)                                             289,473          14,829,702
                                                                                   -----------------
                                                                                   -----------------

    Insurance Brokers (2.14%)
    AON Corp                                                            208,484           7,136,407
    Marsh & McLennan Cos Inc                                            330,756           8,940,335
                                                                                   -----------------
                                                                                   -----------------
                                                                                         16,076,742
                                                                                   -----------------
                                                                                   -----------------
    Investment Management & Advisory Services (1.22%)
    Eaton Vance Corp                                                    128,873           3,190,896
    Nuveen Investments Inc (a)                                          126,513           6,008,102
                                                                                   -----------------
                                                                                   -----------------
                                                                                          9,198,998
                                                                                   -----------------
                                                                                   -----------------
    Life & Health Insurance (1.48%)
    Aflac Inc                                                           252,200          11,132,108
                                                                                   -----------------
                                                                                   -----------------

    Linen Supply & Related Items (3.13%)
    Cintas Corp (a)                                                     667,171          23,551,136
                                                                                   -----------------
                                                                                   -----------------

    Machinery - Print Trade (1.71%)
    Zebra Technologies Corp (a)(b)                                      409,920          12,850,992
                                                                                   -----------------
                                                                                   -----------------


    Medical - Biomedical/Gene (0.64%)
    Medimmune Inc (a)(b)                                                188,426           4,782,252
                                                                                   -----------------
                                                                                   -----------------

    Medical - Drugs (1.38%)
    Valeant Pharmaceuticals International (a)                           600,491          10,376,484
                                                                                   -----------------
                                                                                   -----------------

    Medical - HMO (1.30%)
    Coventry Health Care Inc (b)                                        185,933           9,798,669
                                                                                   -----------------
                                                                                   -----------------

    Medical - Outpatient & Home Medical Care (0.89%)
    Lincare Holdings Inc (a)(b)                                         192,166           6,689,298
                                                                                   -----------------
                                                                                   -----------------

    Medical Instruments (0.80%)
    St Jude Medical Inc (b)                                             163,681           6,039,829
                                                                                   -----------------
                                                                                   -----------------

    Medical Laboratory & Testing Service (2.23%)
    Laboratory Corp of America Holdings (a)(b)                          260,131          16,757,639
                                                                                   -----------------
                                                                                   -----------------

    Multi-Line Insurance (1.84%)
    Loews Corp                                                          373,625          13,846,542
                                                                                   -----------------
                                                                                   -----------------

    Office Automation & Equipment (0.70%)
    Pitney Bowes Inc                                                    127,128           5,252,929
                                                                                   -----------------
                                                                                   -----------------

    Oil - Field Services (3.48%)
    BJ Services Co                                                      434,475          15,758,408
    Weatherford International Ltd (b)                                   222,158          10,405,881
                                                                                   -----------------
                                                                                   -----------------
                                                                                         26,164,289
                                                                                   -----------------
                                                                                   -----------------
    Oil - US Royalty Trusts (0.16%)
    Hugoton Royalty Trust                                                38,301           1,191,161
                                                                                   -----------------
                                                                                   -----------------

    Oil Company - Exploration & Production (4.68%)
    Cimarex Energy Co (a)                                               136,696           5,581,298
    Encore Acquisition Co (a)(b)                                        305,654           9,310,221
    Pioneer Natural Resources Co (a)                                    201,823           9,152,673
    Rosetta Resources Inc (a)(b)                                        214,780           3,868,188
    XTO Energy Inc                                                      156,463           7,352,196
                                                                                   -----------------
                                                                                   -----------------
                                                                                         35,264,576
                                                                                   -----------------
                                                                                   -----------------
    Paper & Related Products (0.56%)
    Rayonier Inc (a)                                                    106,440           4,237,376
                                                                                   -----------------
                                                                                   -----------------

    Pipelines (3.64%)
    Equitable Resources Inc                                             272,798           9,823,456
    Questar Corp (a)                                                    134,099          11,881,171
    Williams Cos Inc                                                    236,383           5,732,288
                                                                                   -----------------
                                                                                   -----------------
                                                                                         27,436,915
                                                                                   -----------------
                                                                                   -----------------
    Power Converter & Supply Equipment (1.76%)
    American Power Conversion Corp (a)                                  783,420          13,224,130
                                                                                   -----------------
                                                                                   -----------------

    Property & Casualty Insurance (3.56%)
    Fidelity National Financial Inc                                     133,565           5,122,218
    Markel Corp (a)(b)                                                   30,925          10,534,601
    Mercury General Corp                                                202,156          11,154,968
                                                                                   -----------------
                                                                                   -----------------
                                                                                         26,811,787
                                                                                   -----------------
                                                                                   -----------------

    Publishing - Newspapers (1.88%)
    Washington Post Co/The                                               18,311          14,117,781
                                                                                   -----------------
                                                                                   -----------------

    Quarrying (1.18%)
    Vulcan Materials Co (a)                                             133,172           8,918,529
                                                                                   -----------------
                                                                                   -----------------

    Real Estate Operator & Developer (3.84%)
    Brookfield Asset Management Inc                                     420,048          17,440,393
    Forest City Enterprises Inc                                         230,121          11,483,038
                                                                                   -----------------
                                                                                   -----------------
                                                                                         28,923,431
                                                                                   -----------------
                                                                                   -----------------
    Reinsurance (1.54%)
    Everest Re Group Ltd                                                122,483          11,588,117
                                                                                   -----------------
                                                                                   -----------------

    Retail - Auto Parts (1.35%)
    Autozone Inc (b)                                                     46,683           4,102,035
    O'Reilly Automotive Inc (a)(b)                                      213,434           6,050,854
                                                                                   -----------------
                                                                                   -----------------
                                                                                         10,152,889
                                                                                   -----------------
                                                                                   -----------------
    Retail - Automobile (1.59%)
    Carmax Inc (a)(b)                                                   344,570          11,991,036
                                                                                   -----------------
                                                                                   -----------------

    Retail - Discount (2.03%)
    TJX Cos Inc                                                         627,759          15,298,487
                                                                                   -----------------
                                                                                   -----------------

    Retail - Jewelry (0.85%)
    Tiffany & Co (a)                                                    202,062           6,383,139
                                                                                   -----------------
                                                                                   -----------------

    Retail - Restaurants (2.09%)
    Yum! Brands Inc                                                     349,533          15,728,985
                                                                                   -----------------
                                                                                   -----------------

    Schools (0.56%)
    Strayer Education Inc (a)                                            38,743           4,197,804
                                                                                   -----------------
                                                                                   -----------------

    Telephone - Integrated (2.25%)
    Citizens Communications Co (a)                                      720,694           9,246,504
    Telephone & Data Systems Inc - Special Shares                       193,753           7,701,682
                                                                                   -----------------
                                                                                   -----------------
                                                                                         16,948,186
                                                                                   -----------------
                                                                                   -----------------
    Transport - Truck (0.59%)
    Heartland Express Inc (a)                                           296,132           4,456,787
                                                                                   -----------------
                                                                                   -----------------

    Wireless Equipment (1.84%)
    American Tower Corp (b)                                             409,356          13,836,233
                                                                                   -----------------
                                                                                   -----------------
    TOTAL COMMON STOCKS                                                          $      740,843,520
                                                                                   -----------------





                                               Principal
                                                Amount              Value
                                             -------------------------------
                                             -------------------------------
    SHORT TERM INVESTMENTS (1.56%)
    Commercial Paper (1.56%)
    Investment in Joint Trading Account;
        Federal Home Loan Bank
      5.05%, 8/ 1/2006                        11,746,414          11,746,414
                                                            -----------------
                                                            -----------------
    TOTAL SHORT TERM INVESTMENTS                          $       11,746,414
                                                            -----------------
                                                            -----------------
    MONEY MARKET FUNDS (17.36%)
    BNY Institutional Cash Reserve Fund (c)  130,661,000         130,661,000
                                                            -----------------
                                                            -----------------
    TOTAL MONEY MARKET FUNDS                              $      130,661,000
                                                            -----------------
                                                            -----------------
    Total Investments                                     $      883,250,934
    Liabilities in Excess of
        Other Assets, Net - (17.33)%                           (130,481,217)
                                                            -----------------
                                                            -----------------
    TOTAL NET ASSETS - 100.00%                            $      752,769,717

                                                            =================
                                                            =================


    (a) Security or a portion of the security was on loan at the end of the period. (b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     120,268,846
    Unrealized Depreciation                                                                     (36,261,933)
                                                                                             ---------------
                                                                                             ---------------
    Net Unrealized Appreciation (Depreciation)                                                    84,006,913
    Cost for federal income tax purposes                                                         799,244,021


    Portfolio Summary (unaudited
    ------------------------------------------------------------------
    ------------------------------------------------------------------
    Sector                                           Percent
    ------------------------------------------------------------------
    ------------------------------------------------------------------
    Financial                                         37.80%
    Consumer, Non-cyclical                            15.17%
    Consumer, Cyclical                                14.14%
    Energy                                            13.57%
    Communications                                    11.47%
    Industrial                                         8.94%
    Technology                                         8.63%
    Basic Materials                                    3.72%
    Government                                         1.56%
    Utilities                                          1.48%
    Diversified                                        0.85%
    Liabilities in Excess of Other Assets, Net      (-17.33%)
                                                 ---------------------
                                                 ---------------------
    TOTAL NET ASSETS                                 100.00%
                                                 =====================
                                                 =====================


    Schedule of Investments
    July 31, 2006 (unaudited)
    MidCap Growth Fund


                                                                   Shares
                                                                    Held               Value
                                                               ------------------------------------
                                                               ------------------------------------

COMMON STOCKS (94.23%)
    Advertising Sales (1.77%)
    Lamar Advertising Co (a)(b)                                         10,560  $          517,862
                                                                                  -----------------
                                                                                  -----------------

    Airlines (1.33%)
    US Airways Group Inc (a)(b)                                          8,500             388,365
                                                                                  -----------------
                                                                                  -----------------

    Applications Software (2.78%)
    Citrix Systems Inc (b)                                              25,615             813,789
                                                                                  -----------------
                                                                                  -----------------

    Auto - Medium & Heavy Duty Trucks (0.94%)
    Oshkosh Truck Corp                                                   6,440             276,147
                                                                                  -----------------
                                                                                  -----------------

    Building - Heavy Construction (3.53%)
    Chicago Bridge & Iron Co NV (a)                                     18,200             441,532
    Washington Group International Inc                                  10,990             593,460
                                                                                  -----------------
                                                                                  -----------------
                                                                                         1,034,992
                                                                                  -----------------
                                                                                  -----------------
    Casino Hotels (0.90%)
    Station Casinos Inc (a)                                              4,810             263,877
                                                                                  -----------------
                                                                                  -----------------

    Cellular Telecommunications (2.14%)
    NII Holdings Inc (b)                                                11,865             626,235
                                                                                  -----------------
                                                                                  -----------------

    Commercial Banks (1.21%)
    Compass Bancshares Inc                                               6,018             354,701
                                                                                  -----------------
                                                                                  -----------------

    Computer Services (3.08%)
    Factset Research Systems Inc                                        15,863             696,386
    Reynolds & Reynolds Co/The                                           5,800             205,262
                                                                                  -----------------
                                                                                  -----------------
                                                                                           901,648
                                                                                  -----------------
                                                                                  -----------------
    Data Processing & Management (1.51%)
    Mastercard Inc (b)                                                   9,675             443,792
                                                                                  -----------------
                                                                                  -----------------

    Diversified Manufacturing Operations (2.14%)
    Roper Industries Inc                                                13,873             627,060
                                                                                  -----------------
                                                                                  -----------------

    Electronic Components - Semiconductors (1.79%)
    Broadcom Corp (b)                                                   11,984             287,496
    Intersil Corp                                                       10,060             236,511
                                                                                  -----------------
                                                                                  -----------------
                                                                                           524,007
                                                                                  -----------------
                                                                                  -----------------
    Engineering - Research & Development Services (4.89%)
    Fluor Corp                                                           8,499             746,467
    McDermott International, Inc. (b)                                   15,095             687,426
                                                                                  -----------------
                                                                                  -----------------
                                                                                         1,433,893
                                                                                  -----------------
                                                                                  -----------------
    Enterprise Software & Services (1.63%)
    BEA Systems Inc (a)(b)                                              40,645             477,172
                                                                                  -----------------
                                                                                  -----------------

    Finance - Investment Banker & Broker (2.75%)
    Lazard Ltd (a)                                                      20,620             805,211
                                                                                  -----------------
                                                                                  -----------------


    Hotels & Motels (1.83%)
    Hilton Hotels Corp                                                  22,450             537,229
                                                                                  -----------------
                                                                                  -----------------

    Human Resources (3.06%)
    Manpower Inc                                                         9,855             586,175
    Monster Worldwide Inc (b)                                            7,753             310,120
                                                                                  -----------------
                                                                                  -----------------
                                                                                           896,295
                                                                                  -----------------
                                                                                  -----------------
    Industrial Automation & Robots (1.98%)
    Rockwell Automation Inc                                              9,375             581,062
                                                                                  -----------------
                                                                                  -----------------

    Instruments - Scientific (1.33%)
    Applera Corp - Applied Biosystems Group                             12,100             389,015
                                                                                  -----------------
                                                                                  -----------------

    Internet Infrastructure Software (1.95%)
    Akamai Technologies Inc (a)(b)                                      14,435             572,059
                                                                                  -----------------
                                                                                  -----------------

    Internet Security (2.55%)
    Checkfree Corp (a)(b)                                               16,785             746,932
                                                                                  -----------------
                                                                                  -----------------

    Investment Management & Advisory Services (2.34%)
    T Rowe Price Group Inc                                              16,569             684,465
                                                                                  -----------------
                                                                                  -----------------

    Medical - Biomedical/Gene (3.41%)
    Celgene Corp (a)(b)                                                 20,885           1,000,183
                                                                                  -----------------
                                                                                  -----------------

    Medical Instruments (0.91%)
    Intuitive Surgical Inc (b)                                           2,800             266,560
                                                                                  -----------------
                                                                                  -----------------

    Medical Products (2.00%)
    Varian Medical Systems Inc (b)                                      12,915             585,308
                                                                                  -----------------
                                                                                  -----------------

    Metal Processors & Fabrication (2.13%)
    Precision Castparts Corp                                            10,470             624,535
                                                                                  -----------------
                                                                                  -----------------

    Oil & Gas Drilling (1.48%)
    Diamond Offshore Drilling Inc                                        5,501             434,194
                                                                                  -----------------
                                                                                  -----------------

    Oil Company - Exploration & Production (5.16%)
    Quicksilver Resources Inc (a)(b)                                    14,904             527,005
    Southwestern Energy Co (b)                                          28,590             983,496
                                                                                  -----------------
                                                                                  -----------------
                                                                                         1,510,501
                                                                                  -----------------
                                                                                  -----------------
    Oil Field Machinery & Equipment (3.19%)
    Cameron International Corp (b)                                      18,535             934,349
                                                                                  -----------------
                                                                                  -----------------

    Physical Therapy & Rehabilitation Centers (1.37%)
    Psychiatric Solutions Inc (a)(b)                                    12,785             402,600
                                                                                  -----------------
                                                                                  -----------------

    Real Estate Magagement & Services (1.70%)
    CB Richard Ellis Group Inc (b)                                      21,122             497,001
                                                                                  -----------------
                                                                                  -----------------

    Research & Development (2.86%)
    Pharmaceutical Product Development Inc                              21,763             837,440
                                                                                  -----------------
                                                                                  -----------------

    Retail - Catalog Shopping (1.47%)
    Coldwater Creek Inc (a)(b)                                          21,655             431,584
                                                                                  -----------------
                                                                                  -----------------


    Retail - Computer Equipment (1.14%)
    GameStop Corp (a)(b)                                                 8,065             335,585
                                                                                  -----------------
                                                                                  -----------------

    Retail - Restaurants (1.63%)
    Panera Bread Co (b)                                                  9,148             478,532
                                                                                  -----------------
                                                                                  -----------------

    Telecommunication Equipment (2.63%)
    Harris Corp                                                         16,919             770,660
                                                                                  -----------------
                                                                                  -----------------

    Telephone - Integrated (1.30%)
    Level 3 Communications Inc (a)(b)                                   97,450             381,030
                                                                                  -----------------
                                                                                  -----------------

    Transactional Software (1.57%)
    VeriFone Holdings Inc (a)(b)                                        16,240             458,780
                                                                                  -----------------
                                                                                  -----------------

    Veterinary Diagnostics (2.40%)
    VCA Antech Inc (b)                                                  20,075             702,023
                                                                                  -----------------
                                                                                  -----------------

    Vitamins & Nutrition Products (2.11%)
    Herbalife Ltd (b)                                                   17,290             617,599
                                                                                  -----------------
                                                                                  -----------------

    Wireless Equipment (6.14%)
    American Tower Corp (a)(b)                                          25,141             849,766
    Crown Castle International Corp (b)                                 26,940             949,096
                                                                                  -----------------
                                                                                  -----------------
                                                                                         1,798,862
                                                                                  -----------------
                                                                                  -----------------
    X-Ray Equipment (2.20%)
    Hologic Inc (b)                                                     14,340             644,009
                                                                                  -----------------
                                                                                  -----------------
    TOTAL COMMON STOCKS                                                         $       27,607,143
                                                                                  -----------------
                                                                                  -----------------
                                                                  Principal
                                                                   Amount              Value
                                                               ------------------------------------
                                                               ------------------------------------
    SHORT TERM INVESTMENTS (5.36%)
    Commercial Paper (5.36%)
    Investment in Joint Trading Account; Federal Home Loan Ban
      5.05%, 8/ 1/2006                                               1,571,270           1,571,270
                                                                                  -----------------
                                                                                  -----------------
    TOTAL SHORT TERM INVESTMENTS                                                $        1,571,270
                                                                                  -----------------
                                                                                  -----------------
    MONEY MARKET FUNDS (21.43%)
    BNY Institutional Cash Reserve Fund (c)                          6,279,000           6,279,000
                                                                                  -----------------
                                                                                  -----------------
    TOTAL MONEY MARKET FUNDS                                                    $        6,279,000
                                                                                  -----------------
                                                                                  -----------------
    Total Investments                                                           $       35,457,413
    Liabilities in Excess of Other Assets, Net - (21.02)%                               (6,158,016)
                                                                                  -----------------
                                                                                  -----------------
    TOTAL NET ASSETS - 100.00%                                                  $       29,299,397

                                                                                  =================
                                                                                  =================

    (a) Security or a portion of the security was on loan at the end of the period. (b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $2,549,730
    Unrealized Depreciation                                                                     (1,568,764)
                                                                                         ------------------
                                                                                         ------------------
    Net Unrealized Appreciation (Depreciation)                                                      980,966
    Cost for federal income tax purposes                                                         34,476,447


    Portfolio Summary (unaudited)
    ----------------------------------------------------------------
    ----------------------------------------------------------------
    Sector                                         Percent
    ----------------------------------------------------------------
    ----------------------------------------------------------------
    Financial                                       29.42%
    Consumer, Non-cyclical                          20.32%
    Communications                                  18.48%
    Industrial                                      16.01%
    Technology                                      12.35%
    Energy                                           9.83%
    Consumer, Cyclical                               9.25%
    Government                                       5.36%
    Liabilities in Excess of Other Assets, Net    (-21.02%)
                                                --------------------
                                                --------------------
    TOTAL NET ASSETS                               100.00%
                                                ====================
                                                ====================

    Schedule of Investments
    July 31, 2006 (unaudited)
    MidCap S&P 400 Index Fund

                                                               Shares
                                                                Held               Value
                                                           ------------------------------------
                                                           ------------------------------------
    COMMON STOCKS (98.22%)
    Aerospace & Defense Equipment (0.47%)
    Alliant Techsystems Inc (a)                                      4,783            $383,310
    DRS Technologies Inc                                             5,421             250,938
    Sequa Corp (a)                                                     916              74,251
                                                                              -----------------
                                                                              -----------------
                                                                                       708,499
                                                                              -----------------
                                                                              -----------------
    Airlines (0.38%)
    Airtran Holdings Inc (a)(b)                                     12,323             154,531
    Alaska Air Group Inc (a)                                         5,332             197,977
    JetBlue Airways Corp (a)(b)                                     20,990             224,383
                                                                              -----------------
                                                                              -----------------
                                                                                       576,891
                                                                              -----------------
                                                                              -----------------
    Apparel Manufacturers (0.31%)
    Polo Ralph Lauren Corp (b)                                       8,263             471,322
                                                                              -----------------
                                                                              -----------------

    Auction House & Art Dealer (0.28%)
    Adesa Inc                                                       12,200             249,002
    Sotheby's                                                        6,401             176,860
                                                                              -----------------
                                                                              -----------------
                                                                                       425,862
                                                                              -----------------
                                                                              -----------------
    Auto - Medium & Heavy Duty Trucks (0.28%)
    Oshkosh Truck Corp                                               9,995             428,586
                                                                              -----------------
                                                                              -----------------

    Auto/Truck Parts & Equipment - Original (0.62%)
    ArvinMeritor Inc                                                 9,567             157,473
    BorgWarner Inc                                                   7,772             466,320
    Lear Corp (b)                                                    9,142             206,335
    Modine Manufacturing Co                                          4,558             107,432
                                                                              -----------------
                                                                              -----------------
                                                                                       937,560
                                                                              -----------------
                                                                              -----------------
    Batteries & Battery Systems (0.36%)
    Energizer Holdings Inc (a)                                       8,390             533,856
                                                                              -----------------
                                                                              -----------------

    Beverages - Non-Alcoholic (0.12%)
    PepsiAmericas Inc                                                8,137             183,896
                                                                              -----------------
                                                                              -----------------

    Building - Heavy Construction (0.13%)
    Granite Construction Inc                                         4,487             195,140
                                                                              -----------------
                                                                              -----------------

    Building - Maintenance & Service (0.06%)
    Rollins Inc                                                      3,997              84,457
                                                                              -----------------
                                                                              -----------------

Building - Mobile Home & Manufactured Housing (0.13%)
    Thor Industries Inc                                              4,695             201,134
                                                                              -----------------
                                                                              -----------------

    Building - Residential & Commercial (0.81%)
    Beazer Homes USA Inc (b)                                         5,482             228,545
    Hovnanian Enterprises Inc (a)(b)                                 4,860             133,116
    MDC Holdings Inc                                                 4,453             194,284
    Ryland Group Inc (b)                                             6,191             252,902
    Toll Brothers Inc (a)(b)                                        15,872             405,847
                                                                              -----------------
                                                                              -----------------
                                                                                     1,214,694
                                                                              -----------------
                                                                              -----------------

    Building & Construction - Miscellaneous (0.07%)
    Dycom Industries Inc (a)                                         5,474              98,477
                                                                              -----------------
                                                                              -----------------

    Building Products - Cement & Aggregate (0.50%)
    Florida Rock Industries Inc                                      6,429             244,688
    Martin Marietta Materials Inc                                    6,208             499,868
                                                                              -----------------
                                                                              -----------------
                                                                                       744,556
                                                                              -----------------
                                                                              -----------------
    Capacitors (0.07%)
    Kemet Corp (a)                                                  11,780              98,599
                                                                              -----------------
                                                                              -----------------

    Casino Hotels (0.13%)
    Boyd Gaming Corp                                                 5,956             199,764
                                                                              -----------------
                                                                              -----------------

    Casino Services (0.20%)
    Scientific Games Corp (a)(b)                                     8,910             302,673
                                                                              -----------------
                                                                              -----------------

    Chemicals - Diversified (0.74%)
    FMC Corp                                                         5,309             327,512
    Lyondell Chemical Co (b)                                        27,869             620,643
    Olin Corp                                                        9,817             157,366
                                                                              -----------------
                                                                              -----------------
                                                                                     1,105,521
                                                                              -----------------
                                                                              -----------------
    Chemicals - Specialty (1.25%)
    Albemarle Corp                                                   5,268             265,612
    Cabot Corp (b)                                                   8,611             286,488
    Chemtura Corp                                                   32,623             280,884
    Cytec Industries Inc                                             5,504             293,969
    Ferro Corp                                                       5,771              93,202
    Lubrizol Corp                                                    9,283             397,034
    Minerals Technologies Inc                                        2,700             136,674
    Sensient Technologies Corp                                       6,292             125,462
                                                                              -----------------
                                                                              -----------------
                                                                                     1,879,325
                                                                              -----------------
                                                                              -----------------
    Coal (1.68%)
    Arch Coal Inc (b)                                               19,415             736,605
    Peabody Energy Corp                                             35,943           1,793,556
                                                                              -----------------
                                                                              -----------------
                                                                                     2,530,161
                                                                              -----------------
                                                                              -----------------
    Coatings & Paint (0.43%)
    RPM International Inc                                           16,096             301,639
    Valspar Corp                                                    13,839             340,855
                                                                              -----------------
                                                                              -----------------
                                                                                       642,494
                                                                              -----------------
                                                                              -----------------
    Commercial Banks (3.25%)
    Associated Banc-Corp                                            17,954             563,037
    Bank of Hawaii Corp                                              6,905             342,074
    Cathay General Bancorp                                           6,992             256,956
    City National Corp/Beverly Hills CA                              5,635             375,911
    Colonial BancGroup Inc/The                                      20,989             533,121
    Cullen/Frost Bankers Inc                                         6,509             382,208
    FirstMerit Corp                                                 10,831             237,415
    Greater Bay Bancorp                                              6,837             195,812
    Mercantile Bankshares Corp                                      16,729             594,883
    SVB Financial Group (a)(b)                                       4,824             216,212
    TCF Financial Corp                                              15,221             409,597
    Texas Regional Bancshares Inc                                    6,172             233,981
    Webster Financial Corp                                           7,167             337,996
    Westamerica Bancorporation                                       4,267             205,285
                                                                              -----------------
                                                                              -----------------
                                                                                     4,884,488
                                                                              -----------------
                                                                              -----------------
    Commercial Services (0.75%)
    Alliance Data Systems Corp (a)(b)                                9,152             469,681
    ChoicePoint Inc (a)                                             11,686             399,194
    Quanta Services Inc (a)(b)                                      16,091             256,812
                                                                              -----------------
                                                                              -----------------
                                                                                     1,125,687
                                                                              -----------------
                                                                              -----------------
    Commercial Services - Finance (0.08%)
    Deluxe Corp (b)                                                  6,965             118,405
                                                                              -----------------
                                                                              -----------------

    Computer Services (1.84%)
    BISYS Group Inc/The (a)(b)                                      16,352             200,803
    Ceridian Corp (a)                                               19,947             478,927
    Cognizant Technology Solutions Corp (a)                         19,061           1,248,305
    DST Systems Inc (a)(b)                                           8,328             468,950
    Reynolds & Reynolds Co/The                                       7,095             251,092
    SRA International Inc (a)(b)                                     5,148             124,530
                                                                              -----------------
                                                                              -----------------
                                                                                     2,772,607
                                                                              -----------------
                                                                              -----------------
    Computers (0.12%)
    Palm Inc (a)(b)                                                 12,443             185,525
                                                                              -----------------
                                                                              -----------------

    Computers - Integrated Systems (0.42%)
    Diebold Inc                                                      9,145             369,458
    Jack Henry & Associates Inc                                     10,318             194,701
    McData Corp - A Shares (a)                                      21,591              69,091
                                                                              -----------------
                                                                              -----------------
                                                                                       633,250
                                                                              -----------------
                                                                              -----------------
    Computers - Memory Devices (0.48%)
    Imation Corp                                                     4,736             192,850
    Western Digital Corp (a)(b)                                     29,964             525,568
                                                                              -----------------
                                                                              -----------------
                                                                                       718,418
                                                                              -----------------
                                                                              -----------------
    Consulting Services (0.50%)
    Corporate Executive Board Co                                     5,434             510,796
    Gartner Inc (a)(b)                                               7,901             112,510
    Navigant Consulting Inc (a)(b)                                   7,101             135,487
                                                                              -----------------
                                                                              -----------------
                                                                                       758,793
                                                                              -----------------
                                                                              -----------------
    Consumer Products - Miscellaneous (0.40%)
    American Greetings Corp (b)                                      7,816             176,095
    Blyth Inc                                                        3,570              62,368
    Scotts Miracle-Gro Co/The                                        6,123             240,205
    Tupperware Brands Corp (b)                                       7,327             126,464
                                                                              -----------------
                                                                              -----------------
                                                                                       605,132
                                                                              -----------------
                                                                              -----------------
    Containers - Paper & Plastic (0.42%)
    Packaging Corp of America (b)                                    8,174             187,430
    Sonoco Products Co                                              13,447             437,431
                                                                              -----------------
                                                                              -----------------
                                                                                       624,861
                                                                              -----------------
                                                                              -----------------
    Data Processing & Management (1.70%)
    Acxiom Corp (b)                                                 10,479             256,526
    CSG Systems International Inc (a)(b)                             6,477             168,661
    Dun & Bradstreet Corp (a)                                        8,999             600,413
    Fair Isaac Corp                                                  8,862             299,358
    Fidelity National Information Services                          12,805             457,651
    MoneyGram International Inc                                     11,503             352,567
    SEI Investments Co                                               8,558             418,144
                                                                              -----------------
                                                                              -----------------
                                                                                     2,553,320
                                                                              -----------------
                                                                              -----------------
    Decision Support Software (0.06%)
    Wind River Systems Inc (a)(b)                                   10,255              84,809
                                                                              -----------------
                                                                              -----------------

    Dental Supplies & Equipment (0.45%)
    Dentsply International Inc                                      21,438             671,009
                                                                              -----------------
                                                                              -----------------


    Diagnostic Equipment (0.50%)
    Cytyc Corp (a)                                                  15,523             381,866
    Gen-Probe Inc (a)                                                7,004             363,858
                                                                              -----------------
                                                                              -----------------
                                                                                       745,724
                                                                              -----------------
                                                                              -----------------
    Direct Marketing (0.22%)
    Catalina Marketing Corp (b)                                      5,139             149,391
    Harte-Hanks Inc                                                  7,571             184,656
                                                                              -----------------
                                                                              -----------------
                                                                                       334,047
                                                                              -----------------
                                                                              -----------------
    Distribution & Wholesale (1.10%)
    CDW Corp                                                         8,409             496,804
    Fastenal Co                                                     16,817             598,181
    Ingram Micro Inc (a)                                            16,093             283,719
    Tech Data Corp (a)                                               7,541             280,374
                                                                              -----------------
                                                                              -----------------
                                                                                     1,659,078
                                                                              -----------------
                                                                              -----------------
    Diversified Manufacturing Operations (2.43%)
    Brink's Co/The (b)                                               6,564             361,611
    Carlisle Cos Inc                                                 4,174             333,461
    Crane Co                                                         6,848             262,963
    Federal Signal Corp (b)                                          6,552              97,821
    Harsco Corp                                                      5,696             459,155
    Lancaster Colony Corp                                            3,336             127,835
    Pentair Inc                                                     13,804             396,451
    Roper Industries Inc                                            11,791             532,953
    SPX Corp                                                         8,115             443,485
    Teleflex Inc                                                     5,465             311,997
    Trinity Industries Inc                                           9,620             321,500
                                                                              -----------------
                                                                              -----------------
                                                                                     3,649,232
                                                                              -----------------
                                                                              -----------------
    Diversified Operations (0.41%)
    Leucadia National Corp (b)                                      22,307             614,112
                                                                              -----------------
                                                                              -----------------

    Electric - Integrated (5.61%)
    Alliant Energy Corp                                             15,958             577,360
    Aquila Inc (a)                                                  50,755             225,352
    Black Hills Corp                                                 4,514             161,737
    DPL Inc (b)(c)                                                  16,508             458,262
    Duquesne Light Holdings Inc (b)                                 10,640             207,161
    Energy East Corp                                                20,050             487,817
    Great Plains Energy Inc (b)                                     10,790             316,471
    Hawaiian Electric Industries Inc (b)                            11,014             315,661
    Idacorp Inc                                                      5,810             216,597
    MDU Resources Group Inc                                         24,432             602,249
    Northeast Utilities                                             20,849             467,018
    NSTAR                                                           14,501             451,996
    OGE Energy Corp                                                 12,324             466,463
    Pepco Holdings Inc                                              25,846             633,227
    PNM Resources Inc                                                9,343             250,486
    Puget Energy Inc                                                15,753             349,874
    SCANA Corp                                                      15,679             627,003
    Sierra Pacific Resources (a)                                    27,273             394,095
    Westar Energy Inc (b)                                           11,829             273,250
    Wisconsin Energy Corp                                           15,882             670,220
    WPS Resources Corp (b)                                           5,472             282,191
                                                                              -----------------
                                                                              -----------------
                                                                                     8,434,490
                                                                              -----------------
                                                                              -----------------
    Electric Products - Miscellaneous (0.27%)
    Ametek Inc                                                       9,624             408,250
                                                                              -----------------
                                                                              -----------------


    Electronic Components - Miscellaneous (0.52%)
    Gentex Corp                                                     20,875             278,473
    Plexus Corp (a)                                                  6,211             154,778
    Vishay Intertechnology Inc (a)                                  25,039             351,297
                                                                              -----------------
                                                                              -----------------
                                                                                       784,548
                                                                              -----------------
                                                                              -----------------
    Electronic Components - Semiconductors (2.23%)
    Cree Inc (a)(b)                                                 10,462             206,415
    Fairchild Semiconductor International Inc (a)                   16,509             270,087
    International Rectifier Corp (a)                                 9,713             346,268
    Intersil Corp                                                   19,243             452,403
    Lattice Semiconductor Corp (a)                                  15,493              91,409
    MEMC Electronic Materials Inc (a)                               22,424             682,138
    Microchip Technology Inc                                        29,106             938,960
    Semtech Corp (a)                                                 9,890             127,581
    Silicon Laboratories Inc (a)(b)                                  6,264             231,267
                                                                              -----------------
                                                                              -----------------
                                                                                     3,346,528
                                                                              -----------------
                                                                              -----------------
    Electronic Connectors (0.69%)
    Amphenol Corp                                                   12,163             682,101
    Thomas & Betts Corp (a)                                          7,372             348,917
                                                                              -----------------
                                                                              -----------------
                                                                                     1,031,018
                                                                              -----------------
                                                                              -----------------
    Electronic Design Automation (0.74%)
    Cadence Design Systems Inc (a)                                  38,355             620,967
    Mentor Graphics Corp (a)(b)                                     10,900             150,202
    Synopsys Inc (a)                                                19,484             348,764
                                                                              -----------------
                                                                              -----------------
                                                                                     1,119,933
                                                                              -----------------
                                                                              -----------------
    Electronic Measurement Instruments (0.14%)
    National Instruments Corp                                        7,568             210,012
                                                                              -----------------
                                                                              -----------------

    Electronic Parts Distribution (0.55%)
    Arrow Electronics Inc (a)                                       16,541             467,449
    Avnet Inc (a)                                                   19,885             361,907
                                                                              -----------------
                                                                              -----------------
                                                                                       829,356
                                                                              -----------------
                                                                              -----------------
Engineering - Research & Development Services (0.44%)
    Jacobs Engineering Group Inc (a)                                 7,957             660,351
                                                                              -----------------
                                                                              -----------------

    Enterprise Software & Services (0.22%)
    Advent Software Inc (a)(b)                                       2,132              66,561
    Sybase Inc (a)                                                  12,219             257,210
                                                                              -----------------
                                                                              -----------------
                                                                                       323,771
                                                                              -----------------
                                                                              -----------------
    Entertainment Software (0.30%)
    Activision Inc (a)                                              37,727             450,838
                                                                              -----------------
                                                                              -----------------

    Environmental Monitoring & Detection (0.09%)
    Mine Safety Appliances Co (b)                                    3,573             141,991
                                                                              -----------------
                                                                              -----------------

    Fiduciary Banks (0.53%)
    Investors Financial Services Corp                                8,927             400,108
    Wilmington Trust Corp                                            9,261             403,317
                                                                              -----------------
                                                                              -----------------
                                                                                       803,425
                                                                              -----------------
                                                                              -----------------
    Filtration & Separation Products (0.20%)
    Donaldson Co Inc                                                 9,217             303,147
                                                                              -----------------
                                                                              -----------------

    Finance - Auto Loans (0.29%)
    AmeriCredit Corp (a)(b)                                         17,708             435,440
                                                                              -----------------
                                                                              -----------------


    Finance - Investment Banker & Broker (0.84%)
    AG Edwards Inc                                                  10,263             553,792
    Jefferies Group Inc                                             13,678             355,354
    Raymond James Financial Inc                                     12,097             351,539
                                                                              -----------------
                                                                              -----------------
                                                                                     1,260,685
                                                                              -----------------
                                                                              -----------------
    Finance - Mortgage Loan/Banker (0.25%)
    IndyMac Bancorp Inc                                              8,896             375,856
                                                                              -----------------
                                                                              -----------------

    Financial Guarantee Insurance (0.80%)
    PMI Group Inc/The (b)                                           12,137             515,337
    Radian Group Inc                                                11,188             688,398
                                                                              -----------------
                                                                              -----------------
                                                                                     1,203,735
                                                                              -----------------
                                                                              -----------------
    Food - Confectionery (0.30%)
    JM Smucker Co/The                                                7,902             352,666
    Tootsie Roll Industries Inc (b)                                  3,485              94,618
                                                                              -----------------
                                                                              -----------------
                                                                                       447,284
                                                                              -----------------
                                                                              -----------------
    Food - Meat Products (0.50%)
    Hormel Foods Corp                                                9,919             374,244
    Smithfield Foods Inc (a)                                        13,431             382,112
                                                                              -----------------
                                                                              -----------------
                                                                                       756,356
                                                                              -----------------
                                                                              -----------------
    Food - Retail (0.08%)
    Ruddick Corp                                                     4,701             115,080
                                                                              -----------------
                                                                              -----------------

    Footwear & Related Apparel (0.12%)
    Timberland Co (a)(b)                                             7,201             185,426
                                                                              -----------------
                                                                              -----------------

    Gas - Distribution (0.60%)
    AGL Resources Inc                                               10,581             412,871
    Vectren Corp                                                    10,344             287,667
    WGL Holdings Inc                                                 6,620             198,798
                                                                              -----------------
                                                                              -----------------
                                                                                       899,336
                                                                              -----------------
                                                                              -----------------
    Golf (0.07%)
    Callaway Golf Co                                                 8,837             111,788
                                                                              -----------------
                                                                              -----------------

    Hazardous Waste Disposal (0.27%)
    Stericycle Inc (a)(b)                                            6,009             403,685
                                                                              -----------------
                                                                              -----------------

    Home Furnishings (0.09%)
    Furniture Brands International Inc (b)                           6,650             133,399
                                                                              -----------------
                                                                              -----------------

    Hospital Beds & Equipment (0.28%)
    Hillenbrand Industries Inc                                       8,330             413,668
                                                                              -----------------
                                                                              -----------------

    Human Resources (0.71%)
    Kelly Services Inc (b)                                           2,633              71,275
    Korn/Ferry International (a)(b)                                  5,754             106,852
    Manpower Inc                                                    11,901             707,871
    MPS Group Inc (a)                                               14,008             181,964
                                                                              -----------------
                                                                              -----------------
                                                                                     1,067,962
                                                                              -----------------
                                                                              -----------------
    Industrial Automation & Robots (0.14%)
    Nordson Corp                                                     4,582             208,481
                                                                              -----------------
                                                                              -----------------

    Industrial Gases (0.22%)
    Airgas Inc                                                       9,141             331,361
                                                                              -----------------
                                                                              -----------------


    Instruments - Scientific (0.13%)
    Varian Inc (a)                                                   4,195             188,691
                                                                              -----------------
                                                                              -----------------

    Insurance Brokers (0.55%)
    Arthur J Gallagher & Co (b)                                     13,129             356,715
    Brown & Brown Inc                                               15,156             475,747
                                                                              -----------------
                                                                              -----------------
                                                                                       832,462
                                                                              -----------------
                                                                              -----------------
    Internet Infrastructure Equipment (0.11%)
    Avocent Corp (a)                                                 6,650             170,107
                                                                              -----------------
                                                                              -----------------

    Internet Infrastructure Software (0.17%)
    F5 Networks Inc (a)                                              5,505             255,102
                                                                              -----------------
                                                                              -----------------

    Internet Security (0.87%)
    Checkfree Corp (a)(b)                                           12,407             552,111
    McAfee Inc (a)                                                  21,658             466,730
    RSA Security Inc (a)                                            10,248             282,640
                                                                              -----------------
                                                                              -----------------
                                                                                     1,301,481
                                                                              -----------------
                                                                              -----------------
    Investment Management & Advisory Services (0.45%)
    Eaton Vance Corp                                                17,368             430,032
    Waddell & Reed Financial Inc                                    11,506             250,485
                                                                              -----------------
                                                                              -----------------
                                                                                       680,517
                                                                              -----------------
                                                                              -----------------
    Life & Health Insurance (0.74%)
    AmerUs Group Co (b)                                              5,269             353,497
    Protective Life Corp                                             9,489             439,436
    Stancorp Financial Group Inc                                     7,426             319,986
                                                                              -----------------
                                                                              -----------------
                                                                                     1,112,919
                                                                              -----------------
                                                                              -----------------
    Lottery Services (0.39%)
    GTECH Holdings Corp                                             17,285             582,332
                                                                              -----------------
                                                                              -----------------

    Machinery - Construction & Mining (0.42%)
    Joy Global Inc                                                  16,782             629,661
                                                                              -----------------
                                                                              -----------------

    Machinery - Farm (0.19%)
    AGCO Corp (a)(b)                                                12,292             282,224
                                                                              -----------------
                                                                              -----------------

    Machinery - Print Trade (0.20%)
    Zebra Technologies Corp (a)(b)                                   9,608             301,211
                                                                              -----------------
                                                                              -----------------

    Machinery - Pumps (0.54%)
    Flowserve Corp (a)(b)                                            7,633             395,389
    Graco Inc                                                        9,290             365,004
    Tecumseh Products Co (b)                                         2,509              44,535
                                                                              -----------------
                                                                              -----------------
                                                                                       804,928
                                                                              -----------------
                                                                              -----------------
    Machinery Tools & Related Products (0.41%)
    Kennametal Inc                                                   5,375             286,219
    Lincoln Electric Holdings Inc (b)                                5,761             330,566
                                                                              -----------------
                                                                              -----------------
                                                                                       616,785
                                                                              -----------------
                                                                              -----------------
    Medical - Biomedical/Gene (1.54%)
    Affymetrix Inc (a)(b)                                            9,159             197,560
    Charles River Laboratories International (a)(b)                  9,793             347,651
    Invitrogen Corp (a)(b)                                           7,224             446,371
    Martek Biosciences Corp (a)(b)                                   4,363             121,859
    Millennium Pharmaceuticals Inc (a)(b)                           42,739             419,697
    PDL BioPharma Inc (a)(b)                                        15,541             279,893

    Vertex Pharmaceuticals Inc (a)(b)                               14,957             501,359
                                                                              -----------------
                                                                              -----------------
                                                                                     2,314,390
                                                                              -----------------
                                                                              -----------------
    Medical - Drugs (1.13%)
    Cephalon Inc (a)(b)                                              8,246             542,092
    Medicis Pharmaceutical Corp (b)                                  7,390             203,668
    Sepracor Inc (a)(b)                                             14,765             729,391
    Valeant Pharmaceuticals International (b)                       12,599             217,711
                                                                              -----------------
                                                                              -----------------
                                                                                     1,692,862
                                                                              -----------------
                                                                              -----------------
    Medical - Generic Drugs (0.17%)
    Par Pharmaceutical Cos Inc (a)(b)                                4,759              72,527
    Perrigo Co (b)                                                  11,363             179,990
                                                                              -----------------
                                                                              -----------------
                                                                                       252,517
                                                                              -----------------
                                                                              -----------------
    Medical - HMO (0.44%)
    Health Net Inc (a)                                              15,657             657,124
                                                                              -----------------
                                                                              -----------------

    Medical - Hospitals (1.08%)
    Community Health Systems Inc (a)                                13,345             483,890
    LifePoint Hospitals Inc (a)                                      7,805             262,951
    Triad Hospitals Inc (a)                                         11,886             463,197
    Universal Health Services Inc                                    7,356             411,936
                                                                              -----------------
                                                                              -----------------
                                                                                     1,621,974
                                                                              -----------------
                                                                              -----------------
    Medical - Outpatient & Home Medical Care (0.37%)
    Apria Healthcare Group Inc (a)(b)                                5,757             100,863
    Lincare Holdings Inc (a)                                        12,982             451,903
                                                                              -----------------
                                                                              -----------------
                                                                                       552,766
                                                                              -----------------
                                                                              -----------------
    Medical Instruments (1.05%)
    Beckman Coulter Inc                                              8,571             490,690
    Edwards Lifesciences Corp (a)                                    8,003             354,052
    Intuitive Surgical Inc (a)                                       4,964             472,573
    Techne Corp (a)                                                  5,345             265,593
                                                                              -----------------
                                                                              -----------------
                                                                                     1,582,908
                                                                              -----------------
                                                                              -----------------
    Medical Laboratory & Testing Service (0.37%)
    Covance Inc (a)(b)                                               8,629             550,185
                                                                              -----------------
                                                                              -----------------

    Medical Products (0.92%)
    Henry Schein Inc (a)                                            11,990             568,446
    Varian Medical Systems Inc (a)                                  17,838             808,418
                                                                              -----------------
                                                                              -----------------
                                                                                     1,376,864
                                                                              -----------------
                                                                              -----------------
    Medical Sterilization Products (0.14%)
    STERIS Corp                                                      8,937             207,070
                                                                              -----------------
                                                                              -----------------

    Metal Processors & Fabrication (1.35%)
    Commercial Metals Co                                            16,336             370,664
    Precision Castparts Corp                                        18,201           1,085,690
    Timken Co                                                       11,431             368,078
    Worthington Industries (b)                                       9,742             198,931
                                                                              -----------------
                                                                              -----------------
                                                                                     2,023,363
                                                                              -----------------
                                                                              -----------------
    Motion Pictures & Services (0.09%)
    Macrovision Corp (a)(b)                                          7,020             137,732
                                                                              -----------------
                                                                              -----------------

    Multi-Line Insurance (1.37%)
    American Financial Group Inc                                     6,398             269,420
    Hanover Insurance Group Inc.                                     6,895             319,100
    HCC Insurance Holdings Inc                                      15,097             460,307
    Horace Mann Educators Corp                                       5,838              99,071
    Old Republic International Corp                                 31,206             663,752

    Unitrin Inc                                                      6,146             245,840
                                                                              -----------------
                                                                              -----------------
                                                                                     2,057,490
                                                                              -----------------
                                                                              -----------------
    Multimedia (0.21%)
    Belo Corp                                                       12,246             197,405
    Media General Inc (b)                                            3,267             119,017
                                                                              -----------------
                                                                              -----------------
                                                                                       316,422
                                                                              -----------------
                                                                              -----------------
    Networking Products (0.34%)
    3Com Corp (a)                                                   53,139             251,879
    Polycom Inc (a)(b)                                              11,845             262,959
                                                                              -----------------
                                                                              -----------------
                                                                                       514,838
                                                                              -----------------
                                                                              -----------------
    Non-Hazardous Waste Disposal (0.44%)
    Republic Services Inc                                           16,337             656,094
                                                                              -----------------
                                                                              -----------------

    Office Furnishings - Original (0.36%)
    Herman Miller Inc                                                9,007             255,889
    HNI Corp (b)                                                     7,034             285,651
                                                                              -----------------
                                                                              -----------------
                                                                                       541,540
                                                                              -----------------
                                                                              -----------------
    Oil - Field Services (1.22%)
    Hanover Compressor Co (a)(b)                                    12,503             237,557
    Smith International Inc                                         27,217           1,213,062
    Tidewater Inc                                                    8,188             390,649
                                                                              -----------------
                                                                              -----------------
                                                                                     1,841,268
                                                                              -----------------
                                                                              -----------------
    Oil & Gas Drilling (1.78%)
    ENSCO International Inc                                         20,877             964,935
    Helmerich & Payne Inc                                           14,238             394,108
    Patterson-UTI Energy Inc                                        23,284             659,403
    Pride International Inc (a)                                     21,985             656,692
                                                                              -----------------
                                                                              -----------------
                                                                                     2,675,138
                                                                              -----------------
                                                                              -----------------
    Oil Company - Exploration & Production (3.70%)
    Denbury Resources Inc (a)                                       16,164             560,406
    Forest Oil Corp (a)                                              7,503             251,426
    Newfield Exploration Co (a)                                     17,461             809,841
    Noble Energy Inc                                                24,051           1,217,221
    Pioneer Natural Resources Co (b)                                17,555             796,119
    Plains Exploration & Production Co (a)(b)                       10,685             469,713
    Pogo Producing Co                                                7,870             348,405
    Quicksilver Resources Inc (a)(b)                                 9,192             325,029
    Southwestern Energy Co (a)                                      22,761             782,978
                                                                              -----------------
                                                                              -----------------
                                                                                     5,561,138
                                                                              -----------------
                                                                              -----------------
    Oil Field Machinery & Equipment (1.45%)
    Cameron International Corp (a)                                  15,682             790,529
    FMC Technologies Inc (a)                                         9,282             584,952
    Grant Prideco Inc (a)                                           17,776             808,986
                                                                              -----------------
                                                                              -----------------
                                                                                     2,184,467
                                                                              -----------------
                                                                              -----------------
    Optical Supplies (0.31%)
    Advanced Medical Optics Inc (a)(b)                               9,325             459,256
                                                                              -----------------
                                                                              -----------------

    Paper & Related Products (0.56%)
    Bowater Inc (b)                                                  7,593             153,986
    Glatfelter (b)                                                   6,035              94,146
    Potlatch Corp (b)                                                5,245             181,530
    Rayonier Inc                                                    10,389             413,586
                                                                              -----------------
                                                                              -----------------
                                                                                       843,248
                                                                              -----------------
                                                                              -----------------
    Pharmacy Services (0.50%)
    Omnicare Inc                                                    16,447             744,391
                                                                              -----------------
                                                                              -----------------

    Pipelines (2.07%)
    Equitable Resources Inc                                         16,370             589,484
    National Fuel Gas Co                                            11,401             423,433
    Oneok Inc                                                       15,939             593,090
    Questar Corp                                                    11,615           1,029,089
    Western Gas Resources Inc                                        7,946             481,845
                                                                              -----------------
                                                                              -----------------
                                                                                     3,116,941
                                                                              -----------------
                                                                              -----------------
    Power Converter & Supply Equipment (0.26%)
    Hubbell Inc                                                      8,254             387,938
                                                                              -----------------
                                                                              -----------------

    Printing - Commercial (0.17%)
    Banta Corp                                                       3,259             115,140
    Valassis Communications Inc (a)                                  6,488             133,199
                                                                              -----------------
                                                                              -----------------
                                                                                       248,339
                                                                              -----------------
                                                                              -----------------
    Property & Casualty Insurance (1.80%)
    Fidelity National Financial Inc                                 23,728             909,969
    First American Corp                                             13,121             485,608
    Mercury General Corp                                             4,822             266,078
    Ohio Casualty Corp                                               8,632             223,741
    WR Berkley Corp                                                 22,982             827,352
                                                                              -----------------
                                                                              -----------------
                                                                                     2,712,748
                                                                              -----------------
                                                                              -----------------
    Publicly Traded Investment Fund (2.11%)
    iShares S&P MidCap 400 Index Fund (b)                           42,720           3,175,805
                                                                              -----------------
                                                                              -----------------

    Publishing - Books (0.09%)
    Scholastic Corp (a)(b)                                           4,889             140,559
                                                                              -----------------
                                                                              -----------------

    Publishing - Newspapers (0.51%)
    Lee Enterprises Inc (b)                                          6,210             154,194
    Washington Post Co/The                                             795             612,945
                                                                              -----------------
                                                                              -----------------
                                                                                       767,139
                                                                              -----------------
                                                                              -----------------
    Publishing - Periodicals (0.12%)
    Reader's Digest Association Inc/The (b)                         13,084             178,727
                                                                              -----------------
                                                                              -----------------

    Racetracks (0.14%)
    International Speedway Corp                                      4,778             216,204
                                                                              -----------------
                                                                              -----------------

    Radio (0.16%)
    Emmis Communications Corp (a)                                    5,049              74,826
    Entercom Communications Corp                                     4,520             114,582
    Westwood One Inc (b)                                             8,694              57,902
                                                                              -----------------
                                                                              -----------------
                                                                                       247,310
                                                                              -----------------
                                                                              -----------------
    Reinsurance (0.55%)
    Everest Re Group Ltd                                             8,813             833,798
                                                                              -----------------
                                                                              -----------------

    REITS - Apartments (0.34%)
    United Dominion Realty Trust Inc                                18,231             507,733
                                                                              -----------------
                                                                              -----------------

    REITS - Diversified (0.47%)
    Liberty Property Trust                                          12,111             567,400
    Longview Fibre Co                                                6,935             145,913
                                                                              -----------------
                                                                              -----------------
                                                                                       713,313
                                                                              -----------------
                                                                              -----------------
    REITS - Hotels (0.28%)
    Hospitality Properties Trust                                     9,769             425,635
                                                                              -----------------
                                                                              -----------------


    REITS - Office Property (0.45%)
    Highwoods Properties Inc (b)                                     7,350             273,714
    Mack-Cali Realty Corp                                            8,461             408,751
                                                                              -----------------
                                                                              -----------------
                                                                                       682,465
                                                                              -----------------
                                                                              -----------------
    REITS - Regional Malls (0.47%)
    Macerich Co/The                                                  9,747             709,094
                                                                              -----------------
                                                                              -----------------

    REITS - Shopping Centers (1.46%)
    Developers Diversified Realty Corp                              14,893             786,053
    New Plan Excel Realty Trust (b)                                 14,202             368,116
    Regency Centers Corp                                             9,311             597,021
    Weingarten Realty Investors                                     10,951             437,602
                                                                              -----------------
                                                                              -----------------
                                                                                     2,188,792
                                                                              -----------------
                                                                              -----------------
    REITS - Warehouse & Industrial (0.42%)
    AMB Property Corp                                               11,948             626,434
                                                                              -----------------
                                                                              -----------------

    Rental - Auto & Equipment (0.34%)
    Rent-A-Center Inc (a)(b)                                         9,426             253,842
    United Rentals Inc (a)(b)                                        9,263             258,623
                                                                              -----------------
                                                                              -----------------
                                                                                       512,465
                                                                              -----------------
                                                                              -----------------
    Research & Development (0.35%)
    Pharmaceutical Product Development Inc                          13,776             530,100
                                                                              -----------------
                                                                              -----------------

    Retail - Apparel & Shoe (2.93%)
    Abercrombie & Fitch Co                                          11,947             632,713
    Aeropostale Inc (a)(b)                                           7,402             205,109
    American Eagle Outfitters                                       17,893             587,964
    AnnTaylor Stores Corp (a)                                        9,961             408,999
    Chico's FAS Inc (a)                                             24,711             559,704
    Claire's Stores Inc                                             13,312             333,199
    Foot Locker Inc (b)                                             21,089             572,988
    Pacific Sunwear Of California (a)                                9,781             163,147
    Payless Shoesource Inc (a)                                       9,146             236,699
    Ross Stores Inc                                                 19,398             482,816
    Urban Outfitters Inc (a)(b)                                     15,033             219,332
                                                                              -----------------
                                                                              -----------------
                                                                                     4,402,670
                                                                              -----------------
                                                                              -----------------
    Retail - Arts & Crafts (0.51%)
    Michaels Stores Inc (b)                                         17,940             761,015
                                                                              -----------------
                                                                              -----------------

    Retail - Auto Parts (0.59%)
    Advance Auto Parts Inc (b)                                      14,670             444,061
    O'Reilly Automotive Inc (a)(b)                                  15,369             435,711
                                                                              -----------------
                                                                              -----------------
                                                                                       879,772
                                                                              -----------------
                                                                              -----------------
    Retail - Automobile (0.50%)
    Carmax Inc (a)(b)                                               14,263             496,352
    Copart Inc (a)(b)                                                9,448             251,695
                                                                              -----------------
                                                                              -----------------
                                                                                       748,047
                                                                              -----------------
                                                                              -----------------
    Retail - Bookstore (0.27%)
    Barnes & Noble Inc                                               7,177             240,573
    Borders Group Inc (b)                                            8,712             165,615
                                                                              -----------------
                                                                              -----------------
                                                                                       406,188
                                                                              -----------------
                                                                              -----------------
    Retail - Catalog Shopping (0.20%)
    MSC Industrial Direct Co                                         7,398             305,020
                                                                              -----------------
                                                                              -----------------


    Retail - Computer Equipment (0.22%)
    GameStop Corp (a)(b)                                             8,053             335,085
                                                                              -----------------
                                                                              -----------------

    Retail - Discount (0.47%)
    99 Cents Only Stores (a)(b)                                      6,518              67,461
    BJ's Wholesale Club Inc (a)(b)                                   9,048             257,687
    Dollar Tree Stores Inc (a)(b)                                   14,195             377,587
                                                                              -----------------
                                                                              -----------------
                                                                                       702,735
                                                                              -----------------
                                                                              -----------------
    Retail - Hair Salons (0.14%)
    Regis Corp (b)                                                   6,199             208,782
                                                                              -----------------
                                                                              -----------------

    Retail - Home Furnishings (0.05%)
    Pier 1 Imports Inc                                              11,823              80,396
                                                                              -----------------
                                                                              -----------------

    Retail - Mail Order (0.33%)
    Williams-Sonoma Inc                                             15,638             497,288
                                                                              -----------------
                                                                              -----------------

    Retail - Major Department Store (0.20%)
    Saks Inc                                                        18,587             299,994
                                                                              -----------------
                                                                              -----------------

    Retail - Pet Food & Supplies (0.30%)
    PetSmart Inc                                                    19,021             448,135
                                                                              -----------------
                                                                              -----------------

    Retail - Restaurants (1.00%)
    Applebees International Inc (b)                                 10,084             179,092
    Bob Evans Farms Inc                                              4,868             134,065
    Brinker International Inc                                       11,514             373,054
    CBRL Group Inc                                                   4,198             137,149
    Cheesecake Factory/The (a)(b)                                   10,738             245,363
    OSI Restaurant Partners Inc (b)(c)                               8,950             258,565
    Ruby Tuesday Inc                                                 8,014             175,987
                                                                              -----------------
                                                                              -----------------
                                                                                     1,503,275
                                                                              -----------------
                                                                              -----------------
    Rubber - Tires (0.04%)
    Bandag Inc (b)                                                   1,588              54,754
                                                                              -----------------
                                                                              -----------------

    Savings & Loans - Thrifts (0.94%)
    Astoria Financial Corp                                          11,508             342,363
    First Niagara Financial Group Inc                               15,089             220,752
    New York Community Bancorp Inc (b)                              35,636             581,936
    Washington Federal Inc                                          11,842             264,905
                                                                              -----------------
                                                                              -----------------
                                                                                     1,409,956
                                                                              -----------------
                                                                              -----------------
    Schools (0.90%)
    Career Education Corp (a)                                       13,259             377,351
    Corinthian Colleges Inc (a)(b)                                  11,695             156,947
    DeVry Inc (a)(b)                                                 7,972             168,209
    ITT Educational Services Inc (a)(b)                              4,870             328,336
    Laureate Education Inc (a)                                       6,966             317,998
                                                                              -----------------
                                                                              -----------------
                                                                                     1,348,841
                                                                              -----------------
                                                                              -----------------
Semiconductor Component - Integrated Circuits (0.78%)
    Atmel Corp (a)(b)                                               58,161             278,591
    Cypress Semiconductor Corp (a)(b)                               18,963             288,048
    Integrated Device Technology Inc (a)(b)                         27,188             420,598
    Micrel Inc (a)(b)                                                8,617              92,030
    Triquint Semiconductor Inc (a)                                  18,964              89,510
                                                                              -----------------
                                                                              -----------------
                                                                                     1,168,777
                                                                              -----------------
                                                                              -----------------
    Semiconductor Equipment (0.62%)
    Cabot Microelectronics Corp (a)                                  3,286              97,857
    Credence Systems Corp (a)                                       13,579              38,293
    Lam Research Corp (a)                                           19,094             794,119
                                                                              -----------------
                                                                              -----------------
                                                                                       930,269
                                                                              -----------------
                                                                              -----------------
    Soap & Cleaning Products (0.21%)
    Church & Dwight Co Inc (b)                                       8,777             320,360
                                                                              -----------------
                                                                              -----------------

    Steel - Producers (0.43%)
    Reliance Steel & Aluminum Co                                     8,586             307,808
    Steel Dynamics Inc                                               5,882             341,274
                                                                              -----------------
                                                                              -----------------
                                                                                       649,082
                                                                              -----------------
                                                                              -----------------
    Telecommunication Equipment (1.00%)
    Adtran Inc                                                       9,275             202,844
    CommScope Inc (a)(b)                                             7,877             245,999
    Harris Corp                                                     18,229             830,331
    Plantronics Inc                                                  6,456             100,455
    Utstarcom Inc (a)(b)                                            14,270             118,584
                                                                              -----------------
                                                                              -----------------
                                                                                     1,498,213
                                                                              -----------------
                                                                              -----------------
 Telecommunication Equipment - Fiber Optics (0.07%)
    Newport Corp (a)(b)                                              5,517             100,575
                                                                              -----------------
                                                                              -----------------

    Telephone - Integrated (0.47%)
    Cincinnati Bell Inc (a)(c)                                      33,524             134,431
    Telephone & Data Systems Inc                                    13,955             570,202
                                                                              -----------------
                                                                              -----------------
                                                                                       704,633
                                                                              -----------------
                                                                              -----------------
    Textile - Home Furnishings (0.33%)
    Mohawk Industries Inc (a)(b)                                     7,260             501,085
                                                                              -----------------
                                                                              -----------------

    Tobacco (0.08%)
    Universal Corp/Richmond VA                                       3,492             123,337
                                                                              -----------------
                                                                              -----------------

    Transactional Software (0.12%)
    Transaction Systems Architects Inc (a)                           5,077             187,951
                                                                              -----------------
                                                                              -----------------

    Transport - Equipment & Leasing (0.18%)
    GATX Corp                                                        6,910             270,803
                                                                              -----------------
                                                                              -----------------

    Transport - Marine (0.33%)
    Alexander & Baldwin Inc                                          6,006             240,841
    Overseas Shipholding Group                                       4,026             259,234
                                                                              -----------------
                                                                              -----------------
                                                                                       500,075
                                                                              -----------------
                                                                              -----------------
    Transport - Services (1.59%)
    CH Robinson Worldwide Inc                                       23,583           1,079,630
    Expeditors International Washington Inc (c)                     28,968           1,317,175
                                                                              -----------------
                                                                              -----------------
                                                                                     2,396,805
                                                                              -----------------
                                                                              -----------------
    Transport - Truck (0.86%)
    Con-way Inc                                                      6,515             322,362
    JB Hunt Transport Services Inc                                  16,771             344,980
    Swift Transportation Co Inc (a)(b)                               7,300             195,275
    Werner Enterprises Inc (b)                                       6,924             124,632
    YRC Worldwide Inc (a)(b)                                         7,800             310,284
                                                                              -----------------
                                                                              -----------------
                                                                                     1,297,533
                                                                              -----------------
                                                                              -----------------
    Veterinary Diagnostics (0.26%)
    VCA Antech Inc (a)(b)                                           11,280             394,462
                                                                              -----------------
                                                                              -----------------


    Water (0.25%)
    Aqua America Inc (b)                                            17,584             383,331
                                                                              -----------------
                                                                              -----------------

    Wireless Equipment (0.19%)
    Powerwave Technologies Inc (a)(b)                               15,224             120,879
    RF Micro Devices Inc (a)(b)                                     25,834             159,137
                                                                              -----------------
                                                                              -----------------
                                                                                       280,016
                                                                              -----------------
                                                                              -----------------
    TOTAL COMMON STOCKS                                                           $ 147,643,428
                                                                              -----------------
                                                                              -----------------
                                                              Principal
                                                               Amount              Value
                                                           ------------------------------------
                                                           ------------------------------------
    SHORT TERM INVESTMENTS (1.55%)
    Commercial Paper (1.55%)
    Investment in Joint Trading Account;
        Federal Home Loan Bank
      5.05%, 8/ 1/2006                                           2,331,122           2,331,122
                                                                              -----------------
                                                                              -----------------
    TOTAL SHORT TERM INVESTMENTS                                            $        2,331,122
                                                                              -----------------
                                                                              -----------------
    MONEY MARKET FUNDS (20.08%)
    BNY Institutional Cash Reserve Fund (d)                     30,187,000          30,187,000
                                                                              -----------------
                                                                              -----------------
    TOTAL MONEY MARKET FUNDS                                                $       30,187,000
                                                                              -----------------
                                                                              -----------------
    Total Investments                                                       $      180,161,550
Liabilities in Excess of Other Assets, Net - (19.85)%                          (29,840,423)
                                                                              -----------------
                                                                              -----------------
    TOTAL NET ASSETS - 100.00%                                              $      150,321,127

                                                                              =================
                                                                              =================


    (a) Non-Income Producing Security
    (b) Security or a portion of the security was on loan at the end of the period.
    (c)      Security or a portion of the security
        was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
        $515,607 or 0.34% of net assets.

    (d) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $23,773,489
    Unrealized Depreciation                                                                     (10,856,324)
                                                                                            ----------------
                                                                                            ----------------
    Net Unrealized Appreciation (Depreciation)                                                    12,917,165
    Cost for federal income tax purposes                                                         167,244,385


              SCHEDULE OF FUTURES CONTRACTS


                                                    Current                 Unrealized
                                                    Number of                 Original         Market        Appreciation/
    Type                                            Contracts                   Value           Value        (Depreciation)
    ------------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------------------

    Buy:
    Midcap 400; September 2006                         5                      $1,825,275      $1,866,000        $40,725

    Portfolio Summary (unaudited)
    --------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------
    Sector                                            Percent
    ----------------------------------------------------------------
    ----------------------------------------------------------------
    Financial                                       36.35%
    Consumer, Non-cyclical                          15.31%
    Industrial                                      14.63%
    Consumer, Cyclical                              13.33%
    Energy                                          11.91%
    Technology                                       9.63%
    Utilities                                        6.46%
    Communications                                   4.53%
    Basic Materials                                  3.63%
    Funds                                            2.11%
    Government                                       1.55%
    Diversified                                      0.41%
    Liabilities in Excess of Other Assets, Net    (-19.85%)
                                               ---------------------
                                               ---------------------
    TOTAL NET ASSETS                               100.00%
                                               =====================
                                               =====================

    Other Assets Summary (unaudited)
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Asset Type                                         Percent
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Futures                                              1.24%


    Schedule of Investments
    July 31, 2006 (unaudited)
    MidCap Value Fund



                                                            Shares
                                                             Held               Value
                                                        ------------------------------------
                                                        ------------------------------------
    COMMON STOCKS (99.98%)
    Advertising Services (0.29%)
    RH Donnelley Corp (a)                                         7,300  $          381,133
                                                                           -----------------
                                                                           -----------------

    Aerospace & Defense Equipment (1.14%)
    Goodrich Corp                                                37,100           1,497,727
                                                                           -----------------
                                                                           -----------------

    Agricultural Operations (0.29%)
    Archer-Daniels-Midland Co                                     8,600             378,400
                                                                           -----------------
                                                                           -----------------

    Apparel Manufacturers (0.87%)
    Polo Ralph Lauren Corp                                        7,712             439,892
    VF Corp                                                      10,400             705,328
                                                                           -----------------
                                                                           -----------------
                                                                                  1,145,220
                                                                           -----------------
                                                                           -----------------
    Appliances (1.80%)
    Whirlpool Corp (b)                                           30,500           2,354,295
                                                                           -----------------
                                                                           -----------------

    Applications Software (0.26%)
    Compuware Corp (a)                                           48,000             335,520
                                                                           -----------------
                                                                           -----------------

    Auto/Truck Parts & Equipment - Original (0.27%)
    Johnson Controls Inc                                          4,600             353,096
                                                                           -----------------
                                                                           -----------------

    Beverages - Wine & Spirits (0.29%)
    Brown-Forman Corp                                             5,100             374,595
                                                                           -----------------
                                                                           -----------------

    Broadcasting Services & Programming (0.42%)
    Liberty Media Holding Corp - Capital (a)                      6,800             554,948
                                                                           -----------------
                                                                           -----------------

Building - Mobile Home & Manufactured Housing (0.51%)
    Winnebago Industries (b)                                     22,900             662,039
                                                                           -----------------
                                                                           -----------------

Building & Construction Products - Miscellaneous (0.11%
    USG Corp (a)(b)                                               3,200             148,352
                                                                           -----------------
                                                                           -----------------

    Chemicals - Diversified (0.46%)
    Celanese Corp (b)                                            14,200             272,782
    FMC Corp                                                      5,300             326,957
                                                                           -----------------
                                                                           -----------------
                                                                                    599,739
                                                                           -----------------
                                                                           -----------------
    Chemicals - Specialty (0.31%)
    Albemarle Corp                                                8,100             408,402
                                                                           -----------------
                                                                           -----------------

    Coatings & Paint (1.75%)
    Sherwin-Williams Co/The                                      45,400           2,297,240
                                                                           -----------------
                                                                           -----------------

    Commercial Banks (5.21%)
    AmSouth Bancorp                                              34,000             974,440
    Colonial BancGroup Inc/The                                   29,300             744,220
    Commerce Bancshares Inc/Kansas City MO                       10,400             529,152
    Compass Bancshares Inc (b)                                   14,100             831,054
    East West Bancorp Inc                                         9,500             383,325

    South Financial Group Inc/The                                57,800           1,561,756
    Synovus Financial Corp                                       19,900             562,374
    TCF Financial Corp                                           28,400             764,244
    UnionBanCal Corp                                              7,700             475,783
                                                                           -----------------
                                                                           -----------------
                                                                                  6,826,348
                                                                           -----------------
                                                                           -----------------
    Commercial Services - Finance (1.17%)
    Equifax Inc                                                  11,000             355,080
    H&R Block Inc (b)                                            51,800           1,178,450
                                                                           -----------------
                                                                           -----------------
                                                                                  1,533,530
                                                                           -----------------
                                                                           -----------------
    Computer Aided Design (0.16%)
    Autodesk Inc (a)                                              6,278             214,143
                                                                           -----------------
                                                                           -----------------

    Computer Services (0.28%)
    Ceridian Corp (a)                                            15,300             367,353
                                                                           -----------------
                                                                           -----------------

    Computers - Integrated Systems (0.29%)
    NCR Corp (a)                                                 11,974             384,844
                                                                           -----------------
                                                                           -----------------

    Cosmetics & Toiletries (0.10%)
    Parlux Fragrances Inc (a)(b)                                 14,000             129,360
                                                                           -----------------
                                                                           -----------------

    Cruise Lines (0.83%)
    Royal Caribbean Cruises Ltd (b)                              32,100           1,088,190
                                                                           -----------------
                                                                           -----------------

    Data Processing & Management (1.06%)
    Fair Isaac Corp                                               7,810             263,822
    Global Payments Inc                                           6,400             272,256
    Mastercard Inc (a)                                           18,600             853,182
                                                                           -----------------
                                                                           -----------------
                                                                                  1,389,260
                                                                           -----------------
                                                                           -----------------
    Diagnostic Kits (0.23%)
    Dade Behring Holdings Inc                                     7,500             305,475
                                                                           -----------------
                                                                           -----------------

    Distribution & Wholesale (2.45%)
    Genuine Parts Co                                             34,500           1,436,580
    Tech Data Corp (a)                                           47,589           1,769,359
                                                                           -----------------
                                                                           -----------------
                                                                                  3,205,939
                                                                           -----------------
                                                                           -----------------
    Diversified Manufacturing Operations (2.35%)
    Dover Corp                                                    7,730             364,392
    Eaton Corp                                                   10,550             676,255
    ITT Corp                                                     30,396           1,536,518
    Parker Hannifin Corp                                          6,900             498,456
                                                                           -----------------
                                                                           -----------------
                                                                                  3,075,621
                                                                           -----------------
                                                                           -----------------
    Electric - Integrated (9.08%)
    Allegheny Energy Inc (a)                                     16,727             686,643
    Centerpoint Energy Inc (b)                                   58,600             805,164
    FirstEnergy Corp                                              9,409             526,904
    MDU Resources Group Inc                                      83,250           2,052,113
    OGE Energy Corp                                              21,750             823,238
    PG&E Corp                                                    32,100           1,337,928
    Pinnacle West Capital Corp                                   32,500           1,397,825
    PPL Corp                                                     36,208           1,231,796
    TXU Corp                                                      9,000             578,070
    Xcel Energy Inc (b)                                         122,700           2,458,908
                                                                           -----------------
                                                                           -----------------
                                                                                 11,898,589
                                                                           -----------------
                                                                           -----------------
    Electric Products - Miscellaneous (0.38%)
    Ametek Inc                                                    6,492             275,391

    Molex Inc                                                     7,000             222,040
                                                                           -----------------
                                                                           -----------------
                                                                                    497,431
                                                                           -----------------
                                                                           -----------------
    Electronic Components - Semiconductors (0.78%)
    Advanced Micro Devices Inc (a)(b)                            18,800             364,532
    Freescale Semiconductor Inc - B Shares (a)                   23,200             661,664
                                                                           -----------------
                                                                           -----------------
                                                                                  1,026,196
                                                                           -----------------
                                                                           -----------------
    Electronic Connectors (0.22%)
    Thomas & Betts Corp (a)                                       6,200             293,446
                                                                           -----------------
                                                                           -----------------

    Electronic Parts Distribution (0.25%)
    Arrow Electronics Inc (a)                                    11,794             333,298
                                                                           -----------------
                                                                           -----------------

    Enterprise Software & Services (0.39%)
    BEA Systems Inc (a)(b)                                       43,300             508,342
                                                                           -----------------
                                                                           -----------------

    Fiduciary Banks (0.49%)
    Wilmington Trust Corp                                        14,800             644,540
                                                                           -----------------
                                                                           -----------------

    Finance - Auto Loans (0.35%)
    AmeriCredit Corp (a)(b)                                      18,700             459,833
                                                                           -----------------
                                                                           -----------------

    Finance - Commercial (0.61%)
    CIT Group Inc                                                17,300             794,243
                                                                           -----------------
                                                                           -----------------

    Finance - Consumer Loans (0.87%)
    First Marblehead Corp/The                                    25,000           1,145,000
                                                                           -----------------
                                                                           -----------------

    Finance - Investment Banker & Broker (1.00%)
    Bear Stearns Cos Inc/The                                      1,923             272,816
    E*Trade Financial Corp (a)                                   16,000             372,960
    Lehman Brothers Holdings Inc                                  4,028             261,619
    Raymond James Financial Inc                                  13,700             398,122
                                                                           -----------------
                                                                           -----------------
                                                                                  1,305,517
                                                                           -----------------
                                                                           -----------------
    Financial Guarantee Insurance (3.14%)
    MBIA Inc                                                     13,300             782,173
    MGIC Investment Corp                                         12,247             696,977
    PMI Group Inc/The                                            10,300             437,338
    Radian Group Inc                                             35,800           2,202,774
                                                                           -----------------
                                                                           -----------------
                                                                                  4,119,262
                                                                           -----------------
                                                                           -----------------
    Food - Meat Products (0.44%)
    Hormel Foods Corp                                            15,460             583,306
                                                                           -----------------
                                                                           -----------------

    Food - Miscellaneous/Diversified (1.38%)
    Campbell Soup Co                                             16,000             586,880
    HJ Heinz Co                                                  12,100             507,837
    Kellogg Co                                                    6,700             322,739
    McCormick & Co Inc                                           11,000             385,660
                                                                           -----------------
                                                                           -----------------
                                                                                  1,803,116
                                                                           -----------------
                                                                           -----------------
    Food - Retail (0.86%)
    Kroger Co/The                                                49,300           1,130,449
                                                                           -----------------
                                                                           -----------------

    Funeral Services & Related Items (0.36%)
    Service Corp International/US                                62,800             471,628
                                                                           -----------------
                                                                           -----------------


    Gas - Distribution (0.63%)
    AGL Resources Inc                                            21,192             826,912
                                                                           -----------------
                                                                           -----------------

    Health Care Cost Containment (0.31%)
    McKesson Corp                                                 8,000             403,120
                                                                           -----------------
                                                                           -----------------

    Home Decoration Products (0.48%)
    Newell Rubbermaid Inc                                        23,700             624,732
                                                                           -----------------
                                                                           -----------------

    Hospital Beds & Equipment (1.26%)
    Hillenbrand Industries Inc                                   33,200           1,648,712
                                                                           -----------------
                                                                           -----------------

    Hotels & Motels (0.36%)
    Starwood Hotels & Resorts Worldwide Inc                       9,000             473,220
                                                                           -----------------
                                                                           -----------------

    Human Resources (0.23%)
    Manpower Inc                                                  5,000             297,400
                                                                           -----------------
                                                                           -----------------

    Independent Power Producer (1.28%)
    Mirant Corp (a)                                              28,800             765,216
    NRG Energy Inc (a)(b)                                        18,400             906,200
                                                                           -----------------
                                                                           -----------------
                                                                                  1,671,416
                                                                           -----------------
                                                                           -----------------
    Industrial Gases (0.20%)
    Airgas Inc                                                    7,400             268,250
                                                                           -----------------
                                                                           -----------------

    Instruments - Controls (0.23%)
    Mettler Toledo International Inc (a)                          5,000             307,650
                                                                           -----------------
                                                                           -----------------

    Instruments - Scientific (0.37%)
    Applera Corp - Applied Biosystems Group                      14,922             479,742
                                                                           -----------------
                                                                           -----------------

    Insurance Brokers (1.18%)
    Willis Group Holdings Ltd                                    47,400           1,541,922
                                                                           -----------------
                                                                           -----------------

    Internet Security (0.20%)
    McAfee Inc (a)                                               12,000             258,600
                                                                           -----------------
                                                                           -----------------

    Life & Health Insurance (1.76%)
    Cigna Corp                                                    8,100             739,125
    Lincoln National Corp                                         5,300             300,404
    Nationwide Financial Services                                10,500             473,340
    Protective Life Corp                                         10,400             481,624
    Stancorp Financial Group Inc                                  7,100             305,939
                                                                           -----------------
                                                                           -----------------
                                                                                  2,300,432
                                                                           -----------------
                                                                           -----------------
    Lottery Services (1.25%)
    GTECH Holdings Corp                                          48,700           1,640,703
                                                                           -----------------
                                                                           -----------------

    Machinery - Construction & Mining (0.40%)
    Terex Corp (a)                                               11,600             520,144
                                                                           -----------------
                                                                           -----------------

    Medical - Drugs (0.70%)
    Valeant Pharmaceuticals International (b)                    53,200             919,296
                                                                           -----------------
                                                                           -----------------

    Medical - HMO (0.98%)
    Coventry Health Care Inc (a)                                 24,400           1,285,880
                                                                           -----------------
                                                                           -----------------


    Medical - Hospitals (1.84%)
    Triad Hospitals Inc (a)                                      32,400           1,262,628
    Universal Health Services Inc                                20,400           1,142,400
                                                                           -----------------
                                                                           -----------------
                                                                                  2,405,028
                                                                           -----------------
                                                                           -----------------
    Medical - Wholesale Drug Distribution (0.49%)
    AmerisourceBergen Corp                                       14,800             636,400
                                                                           -----------------
                                                                           -----------------

    Metal - Copper (0.22%)
    Phelps Dodge Corp                                             3,340             291,716
                                                                           -----------------
                                                                           -----------------

    Metal - Diversified (0.52%)
    Freeport-McMoRan Copper & Gold Inc (b)                       12,427             678,017
                                                                           -----------------
                                                                           -----------------

    Metal Processors & Fabrication (0.40%)
    Precision Castparts Corp                                      8,900             530,885
                                                                           -----------------
                                                                           -----------------

    Multi-Line Insurance (2.56%)
    American Financial Group Inc                                 11,400             480,054
    Assurant Inc                                                  8,397             404,483
    Genworth Financial Inc                                        8,512             291,962
    Hanover Insurance Group Inc.                                  9,100             421,148
    HCC Insurance Holdings Inc                                   13,200             402,468
    Metlife Inc (b)                                               4,885             254,020
    XL Capital Ltd                                               17,200           1,095,640
                                                                           -----------------
                                                                           -----------------
                                                                                  3,349,775
                                                                           -----------------
                                                                           -----------------
    Music (0.29%)
    Warner Music Group Corp                                      15,500             377,425
                                                                           -----------------
                                                                           -----------------

    Office Supplies & Forms (0.29%)
    Avery Dennison Corp                                           6,500             381,095
                                                                           -----------------
                                                                           -----------------

    Oil - Field Services (0.19%)
    Smith International Inc                                       5,600             249,592
                                                                           -----------------
                                                                           -----------------

    Oil & Gas Drilling (0.88%)
    ENSCO International Inc                                      11,200             517,664
    Helmerich & Payne Inc                                        12,600             348,768
    Rowan Cos Inc                                                 8,500             287,895
                                                                           -----------------
                                                                           -----------------
                                                                                  1,154,327
                                                                           -----------------
                                                                           -----------------
    Oil Company - Exploration & Production (0.63%)
    Murphy Oil Corp                                              16,000             823,360
                                                                           -----------------
                                                                           -----------------

    Oil Company - Integrated (1.63%)
    Hess Corp (b)                                                20,900           1,105,610
    Marathon Oil Corp                                            11,400           1,033,296
                                                                           -----------------
                                                                           -----------------
                                                                                  2,138,906
                                                                           -----------------
                                                                           -----------------
    Oil Field Machinery & Equipment (0.83%)
    Cameron International Corp (a)                               10,700             539,387
    Grant Prideco Inc (a)                                         8,000             364,080
    National Oilwell Varco Inc (a)(b)                             2,800             187,712
                                                                           -----------------
                                                                           -----------------
                                                                                  1,091,179
                                                                           -----------------
                                                                           -----------------
    Oil Refining & Marketing (0.51%)
    Tesoro Corp                                                   6,000             448,800
    Valero Energy Corp                                            3,324             224,137
                                                                           -----------------
                                                                           -----------------
                                                                                    672,937
                                                                           -----------------
                                                                           -----------------

    Paper & Related Products (0.43%)
    Temple-Inland Inc                                            13,100             557,274
                                                                           -----------------
                                                                           -----------------

    Physical Therapy & Rehabilitation Centers (0.75%)
    Healthsouth Corp (a)(b)                                     247,200             976,440
                                                                           -----------------
                                                                           -----------------

    Pipelines (2.21%)
    El Paso Corp (b)                                             41,800             668,800
    National Fuel Gas Co                                         23,000             854,220
    Oneok Inc                                                    16,000             595,360
    Questar Corp                                                  8,738             774,187
                                                                           -----------------
                                                                           -----------------
                                                                                  2,892,567
                                                                           -----------------
                                                                           -----------------
    Power Converter & Supply Equipment (1.08%)
    American Power Conversion Corp (b)                           83,900           1,416,232
                                                                           -----------------
                                                                           -----------------

    Property & Casualty Insurance (1.18%)
    Commerce Group Inc (b)                                        7,900             238,659
    Philadelphia Consolidated Holding Co (a)                     11,720             396,956
    Safeco Corp                                                   8,300             445,876
    WR Berkley Corp                                              12,761             459,396
                                                                           -----------------
                                                                           -----------------
                                                                                  1,540,887
                                                                           -----------------
                                                                           -----------------
    Quarrying (0.18%)
    Vulcan Materials Co                                           3,500             234,395
                                                                           -----------------
                                                                           -----------------

    Reinsurance (0.97%)
    Axis Capital Holdings Ltd                                    43,100           1,274,036
                                                                           -----------------
                                                                           -----------------

    REITS - Apartments (1.75%)
    Archstone-Smith Trust                                        15,913             834,955
    AvalonBay Communities Inc                                     6,700             783,364
    Essex Property Trust Inc                                      5,800             679,122
                                                                           -----------------
                                                                           -----------------
                                                                                  2,297,441
                                                                           -----------------
                                                                           -----------------
    REITS - Diversified (0.39%)
    Liberty Property Trust                                       11,006             515,631
                                                                           -----------------
                                                                           -----------------

    REITS - Hotels (0.42%)
    Hospitality Properties Trust                                 12,500             544,625
                                                                           -----------------
                                                                           -----------------

    REITS - Mortgage (0.33%)
    New Century Financial Corp (b)                               10,000             436,600
                                                                           -----------------
                                                                           -----------------

    REITS - Office Property (2.56%)
    American Financial Realty Trust (b)                          93,700           1,085,046
    Boston Properties Inc                                         8,400             824,880
    Equity Office Properties Trust                               20,000             758,200
    Mack-Cali Realty Corp                                        14,300             690,833
                                                                           -----------------
                                                                           -----------------
                                                                                  3,358,959
                                                                           -----------------
                                                                           -----------------
    REITS - Regional Malls (0.28%)
    CBL & Associates Properties Inc (b)                           9,346             365,989
                                                                           -----------------
                                                                           -----------------

    REITS - Shopping Centers (1.44%)
    Federal Realty Invs Trust                                     8,400             609,420
    Regency Centers Corp                                         10,000             641,200
    Weingarten Realty Investors                                  15,800             631,368
                                                                           -----------------
                                                                           -----------------
                                                                                  1,881,988
                                                                           -----------------
                                                                           -----------------

    REITS - Warehouse & Industrial (0.75%)
    AMB Property Corp                                             8,600             450,898
    First Industrial Realty Trust Inc (b)                        13,300             535,724
                                                                           -----------------
                                                                           -----------------
                                                                                    986,622
                                                                           -----------------
                                                                           -----------------
    Retail - Apparel & Shoe (0.42%)
    AnnTaylor Stores Corp (a)                                     6,800             279,208
    Nordstrom Inc                                                 7,800             267,540
                                                                           -----------------
                                                                           -----------------
                                                                                    546,748
                                                                           -----------------
                                                                           -----------------
    Retail - Auto Parts (0.87%)
    Advance Auto Parts Inc (b)                                   37,600           1,138,152
                                                                           -----------------
                                                                           -----------------

    Retail - Automobile (0.35%)
    Autonation Inc (a)(b)                                        23,000             453,100
                                                                           -----------------
                                                                           -----------------

    Retail - Consumer Electronics (0.33%)
    Circuit City Stores Inc                                      17,700             433,650
                                                                           -----------------
                                                                           -----------------

    Retail - Discount (1.06%)
    Family Dollar Stores Inc (b)                                 61,200           1,390,464
                                                                           -----------------
                                                                           -----------------

    Retail - Major Department Store (0.17%)
    JC Penney Co Inc                                              3,507             220,801
                                                                           -----------------
                                                                           -----------------

    Retail - Office Supplies (0.43%)
    Office Depot Inc (a)                                          5,000             180,250
    OfficeMax Inc                                                 9,300             382,323
                                                                           -----------------
                                                                           -----------------
                                                                                    562,573
                                                                           -----------------
                                                                           -----------------
    Retail - Restaurants (0.48%)
    CBRL Group Inc (b)                                            7,900             258,093
    Darden Restaurants Inc                                        7,717             260,835
    Tim Hortons Inc (b)                                           4,200             104,748
                                                                           -----------------
                                                                           -----------------
                                                                                    623,676
                                                                           -----------------
                                                                           -----------------
    Savings & Loans - Thrifts (2.72%)
    FirstFed Financial Corp (a)                                   4,700             265,315
    New York Community Bancorp Inc (b)                           96,200           1,570,946
    People's Bank/Bridgeport CT                                  48,008           1,723,007
                                                                           -----------------
                                                                           -----------------
                                                                                  3,559,268
                                                                           -----------------
                                                                           -----------------
    Steel - Producers (1.26%)
    Nucor Corp                                                    6,454             343,159
    Reliance Steel & Aluminum Co                                 10,200             365,670
    Steel Dynamics Inc                                            6,400             371,328
    United States Steel Corp                                      9,000             567,630
                                                                           -----------------
                                                                           -----------------
                                                                                  1,647,787
                                                                           -----------------
                                                                           -----------------
    Telecommunication Equipment (0.62%)
    Harris Corp                                                   8,309             378,475
    Tellabs Inc (a)                                              45,700             429,580
                                                                           -----------------
                                                                           -----------------
                                                                                    808,055
                                                                           -----------------
                                                                           -----------------
    Telephone - Integrated (0.99%)
    Citizens Communications Co (b)                               34,033             436,643
    Qwest Communications International Inc (a)(b)               107,400             858,126
                                                                           -----------------
                                                                           -----------------
                                                                                  1,294,769
                                                                           -----------------
                                                                           -----------------
    Tobacco (4.84%)
    Loews Corp - Carolina Group                                  48,379           2,775,987
    Reynolds American Inc (b)                                    19,301           2,446,981

    UST Inc (b)                                                  22,200           1,122,210
                                                                           -----------------
                                                                           -----------------
                                                                                  6,345,178
                                                                           -----------------
                                                                           -----------------
    Tools - Hand Held (1.71%)
    Black & Decker Corp                                           3,800             267,938
    Snap-On Inc (b)                                              13,500             567,135
    Stanley Works/The (b)                                        30,900           1,401,933
                                                                           -----------------
                                                                           -----------------
                                                                                  2,237,006
                                                                           -----------------
                                                                           -----------------
    Toys (0.90%)
    Mattel Inc                                                   65,400           1,179,816
                                                                           -----------------
                                                                           -----------------

    Transport - Rail (0.40%)
    Burlington Northern Santa Fe Corp                             3,341             230,228
    Norfolk Southern Corp                                         6,700             290,914
                                                                           -----------------
                                                                           -----------------
                                                                                    521,142
                                                                           -----------------
                                                                           -----------------
    Transport - Services (1.11%)
    Ryder System Inc                                             28,900           1,456,560
                                                                           -----------------
                                                                           -----------------
    TOTAL COMMON STOCKS                                                  $      130,972,169
                                                                           -----------------
                                                                           -----------------


                                                           Principal
                                                            Amount              Value
                                                        ------------------------------------
                                                        ------------------------------------
    SHORT TERM INVESTMENTS (0.32%)
    Commercial Paper (0.32%)
    Investment in Joint Trading Account;
        Federal Home Loan Bank
      5.05%, 8/ 1/2006                                          411,792             411,792
                                                                           -----------------
                                                                           -----------------
    TOTAL SHORT TERM INVESTMENTS                                         $          411,792
                                                                           -----------------
                                                                           -----------------
    MONEY MARKET FUNDS (16.62%)
    BNY Institutional Cash Reserve Fund (c)                  21,774,000          21,774,000
                                                                           -----------------
                                                                           -----------------
    TOTAL MONEY MARKET FUNDS                                             $       21,774,000
                                                                           -----------------
                                                                           -----------------
    Total Investments                                                    $      153,157,961
    Liabilities in Excess of Other Assets, Net - (16.92                         (22,165,032)
                                                                           -----------------
                                                                           -----------------
    TOTAL NET ASSETS - 100.00%                                           $      130,992,929

                                                                           =================
                                                                           =================

    (a) Non-Income Producing Security
    (b) Security or a portion of the security was on loan at the end of the period.
    (c) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                             $10,772,472
    Unrealized Depreciation                                                                             (5,635,275)
                                                                                                 ------------------
                                                                                                 ------------------
    Net Unrealized Appreciation (Depreciation)                                                            5,137,197
    Cost for federal income tax purposes                                                                148,020,764


    Portfolio Summary (unaudited)
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Sector                                             Percent
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Financial                                           46.59%
    Consumer, Non-cyclical                              16.80%
    Consumer, Cyclical                                  14.10%
    Utilities                                           10.99%
    Industrial                                          10.16%
    Energy                                               6.89%
    Basic Materials                                      5.33%
    Technology                                           3.23%
    Communications                                       2.52%
    Government                                           0.31%
    Liabilities in Excess of Other Assets, Net        (-16.92%)
                                                   ---------------------
                                                   ---------------------
    TOTAL NET ASSETS                                   100.00%
                                                   =====================
                                                   =====================


    Schedule of Investments
    July 31, 2006 (unaudited)
    Money Market Fund



                                                           Principal
                                                            Amount              Value
                                                        ------------------------------------
                                                        ------------------------------------
    COMMERCIAL PAPER (94.63%)
    Asset Backed Securities (8.36%)
    CAFCO
      5.01%, 8/ 3/2006                                        3,700,000  $        3,698,970
      5.29%, 8/ 9/2006                                        2,300,000           2,297,296
      5.16%, 8/25/2006                                        5,000,000           4,982,800
      5.35%, 9/19/2006                                        4,700,000           4,665,775
      5.35%, 9/26/2006                                        3,875,000           3,842,751
    FCAR Owner Trust I
      5.35%, 9/19/2006                                        4,000,000           3,970,872
      5.36%, 9/21/2006                                        5,000,000           4,962,033
      5.38%, 10/ 4/2006                                       4,700,000           4,655,047
      5.37%, 10/16/2006                                       4,400,000           4,350,119
    Windmill Funding
      5.11%, 8/10/2006                                        5,000,000           4,993,613
      5.18%, 8/14/2006                                        4,400,000           4,391,770
      5.33%, 9/14/2006                                        4,700,000           4,669,382
      5.38%, 10/ 2/2006                                       4,000,000           3,962,938
                                                                           -----------------
                                                                           -----------------
                                                                                 55,443,366
                                                                           -----------------
                                                                           -----------------
    Chemicals - Diversified (0.75%)
    BASF AG
      5.32%, 10/ 4/2006                                       5,000,000           4,952,711
                                                                           -----------------
                                                                           -----------------

    Commercial Banks (11.17%)
    Caylon North America
      5.05%, 8/ 2/2006                                        4,200,000           4,199,411
      5.29%, 8/29/2006                                        3,900,000           3,883,954
      5.33%, 9/20/2006                                        5,000,000           4,962,986
    Nordea North America
      5.075%, 8/ 1/2006                                       4,900,000           4,900,000
      5.08%, 8/22/2006                                        4,200,000           4,187,554
      5.12%, 8/25/2006                                        5,000,000           4,982,933
      5.15%, 9/ 1/2006                                        5,000,000           4,977,826
    Skandinaviska Enskilda Banken
      5.38%, 10/10/2006                                       4,100,000           4,057,149
    Societe Generale North America Inc.
      5.08%, 8/15/2006                                        4,200,000           4,191,703
      5.37%, 10/10/2006                                       4,300,000           4,255,101
      5.40%, 10/19/2006                                       4,200,000           4,150,230
    Svenska Handelsbanken
      5.08%, 8/ 7/2006                                        4,800,000           4,795,936
      5.29%, 9/11/2006                                        4,800,000           4,771,081
      5.34%, 9/12/2006                                        4,200,000           4,173,834
    Westpac Banking Corp
      5.08%, 8/18/2006                                        4,900,000           4,888,246
      5.09%, 8/18/2006                                        4,200,000           4,189,905
      5.36%, 10/17/2006                                       2,495,000           2,466,396
                                                                           -----------------
                                                                           -----------------
                                                                                 74,034,245
                                                                           -----------------
                                                                           -----------------
    Diversified Financial Services (5.39%)
    Amstel Funding
      5.30%, 9/15/2006                                        1,775,000           1,763,241
      5.40%, 9/15/2006                                        4,416,000           4,386,192
      5.40%, 9/29/2006                                        4,200,000           4,162,830

    Amstel Funding (continued)
      5.39%, 10/12/2006                                       4,400,000           4,352,568
      5.38%, 10/20/2006                                       3,000,000           2,964,133
    General Electric Capital
      5.17%, 8/11/2006                                        3,480,000           3,475,002
      5.24%, 8/23/2006                                        4,000,000           3,987,191
      5.29%, 8/23/2006                                        3,125,000           3,114,898
      5.30%, 9/18/2006                                        2,640,000           2,621,344
      5.37%, 9/27/2006                                        4,985,000           4,942,615
                                                                           -----------------
                                                                           -----------------
                                                                                 35,770,014
                                                                           -----------------
                                                                           -----------------
    Diversified Manufacturing Operations (0.14%)
    Danaher Corp
      5.30%, 8/15/2006                                          460,000             459,052
    General Electric
      5.36%, 9/28/2006                                          455,000             451,071
                                                                           -----------------
                                                                           -----------------
                                                                                    910,123
                                                                           -----------------
                                                                           -----------------
    Finance - Auto Loans (3.77%)
    Paccar Financial
      5.05%, 8/11/2006                                        3,800,000           3,794,670
      5.10%, 8/15/2006                                        5,000,000           4,990,083
      5.12%, 8/17/2006                                        2,120,000           2,115,176
      5.24%, 9/13/2006                                        3,700,000           3,676,710
    Toyota Motor Credit
      5.33%, 9/ 1/2006                                        4,600,000           4,578,887
      5.33%, 9/13/2006                                        3,450,000           3,428,036
      5.36%, 9/22/2006                                        2,430,000           2,411,186
                                                                           -----------------
                                                                           -----------------
                                                                                 24,994,748
                                                                           -----------------
                                                                           -----------------
    Finance - Commercial (2.87%)
    CIT Group
      5.05%, 8/ 4/2006                                        4,000,000           3,998,317
      5.09%, 8/10/2006                                        3,700,000           3,695,292
      5.09%, 8/21/2006                                        3,800,000           3,789,254
      5.16%, 8/24/2006                                        3,600,000           3,588,132
      5.29%, 9/ 8/2006                                        4,000,000           3,977,664
                                                                           -----------------
                                                                           -----------------
                                                                                 19,048,659
                                                                           -----------------
                                                                           -----------------
    Finance - Consumer Loans (0.72%)
    American General Finance
      5.32%, 9/22/2006                                        4,800,000           4,763,115
                                                                           -----------------
                                                                           -----------------

    Finance - Investment Banker & Broker (6.88%)
    Bear Stearns
      5.09%, 8/ 7/2006                                        4,800,000           4,795,928
      5.07%, 8/25/2006                                        1,755,000           1,749,068
      5.21%, 8/28/2006                                        3,800,000           3,785,151
      5.36%, 9/12/2006                                        4,300,000           4,273,111
    Citigroup Funding
      5.38%, 10/11/2006                                       4,800,000           4,749,069
    ING U.S. Funding
      5.11%, 8/ 8/2006                                        4,350,000           4,345,678
      5.31%, 9/ 5/2006                                        4,400,000           4,377,285
      5.34%, 9/29/2006                                        4,800,000           4,758,031
    Morgan Stanley
      5.28%, 8/ 2/2006                                        5,035,000           5,034,262
      5.29%, 8/ 9/2006                                        3,350,000           3,346,062
      5.29%, 8/11/2006                                        4,395,000           4,388,542
                                                                           -----------------
                                                                           -----------------
                                                                                 45,602,187
                                                                           -----------------
                                                                           -----------------

    Finance - Leasing Company (2.55%)
    International Lease Finance
      5.06%, 8/ 8/2006                                        4,900,000           4,895,179
      5.27%, 8/31/2006                                        3,900,000           3,882,872
    River Fuel Funding
      5.35%, 10/24/2006                                       4,000,000           3,950,067
      5.36%, 10/31/2006                                       4,230,000           4,172,688
                                                                           -----------------
                                                                           -----------------
                                                                                 16,900,806
                                                                           -----------------
                                                                           -----------------
    Finance - Other Services (10.21%)
    CRC Funding
      5.34%, 8/28/2006                                        4,400,000           4,382,378
      5.27%, 8/30/2006                                        4,800,000           4,779,623
      5.36%, 9/27/2006                                        4,800,000           4,759,264
      5.41%, 10/12/2006                                       4,000,000           3,956,720
    HSBC Funding
      4.97%, 8/16/2006                                        2,840,000           2,834,119
      5.27%, 8/16/2006                                        4,700,000           4,689,679
      5.25%, 8/21/2006                                        4,700,000           4,686,292
      5.35%, 10/23/2006                                       5,000,000           4,938,326
    Park Avenue Receivables Company
      5.28%, 8/11/2006                                        2,500,000           2,496,333
    Private Export Funding
      5.00%, 8/ 1/2006                                        4,700,000           4,700,000
      5.01%, 8/ 3/2006                                        1,625,000           1,624,548
      5.035%, 8/ 8/2006                                       5,000,000           4,995,105
      4.90%, 8/29/2006                                        5,000,000           4,980,944
      5.12%, 8/30/2006                                        5,000,000           4,979,378
      5.36%, 10/18/2006                                       5,000,000           4,941,933
      5.38%, 10/24/2006                                       4,000,000           3,949,787
                                                                           -----------------
                                                                           -----------------
                                                                                 67,694,429
                                                                           -----------------
                                                                           -----------------
    Money Center Banks (6.71%)
    Bank of America
      5.105%, 8/30/2006                                       4,900,000           4,879,850
      5.32%, 9/ 8/2006                                        4,800,000           4,773,045
      5.36%, 9/28/2006                                        4,800,000           4,758,549
    BNP Paribas Finance
      5.23%, 9/14/2006                                        3,800,000           3,775,710
    HBOS Treasury Services
      5.15%, 9/ 7/2006                                        5,000,000           4,973,381
      5.29%, 9/19/2006                                        2,520,000           2,501,855
      5.36%, 10/ 5/2006                                       5,500,000           5,446,772
      5.39%, 10/ 6/2006                                       4,100,000           4,059,485
    UBS Finance Delaware LLC
      5.35%, 9/18/2006                                        9,400,000           9,332,976
                                                                           -----------------
                                                                           -----------------
                                                                                 44,501,623
                                                                           -----------------
                                                                           -----------------
    Mortgage Banks (0.63%)
    Northern Rock PLC
      5.33%, 8/31/2006                                        4,200,000           4,181,345
                                                                           -----------------
                                                                           -----------------

    Multi-Line Insurance (2.95%)
    Genworth Financial
      5.23%, 8/17/2006                                        3,000,000           2,993,027
      5.26%, 8/21/2006                                        3,800,000           3,788,895
      5.30%, 8/25/2006                                        3,700,000           3,686,927
      5.33%, 9/25/2006                                        4,800,000           4,760,913
      5.36%, 10/ 5/2006                                       4,400,000           4,357,418
                                                                           -----------------
                                                                           -----------------
                                                                                 19,587,180
                                                                           -----------------
                                                                           -----------------

    Special Purpose Entity (28.13%)
    Barclays U.S. Funding
      5.025%, 8/ 2/2006                                       5,000,000           4,999,302
      5.05%, 8/ 9/2006                                        4,300,000           4,295,174
      5.105%, 8/22/2006                                       4,300,000           4,287,195
      5.11%, 8/23/2006                                        3,800,000           3,788,133
    Charta LLC
      5.14%, 8/ 1/2006                                        3,500,000           3,500,000
      5.37%, 9/ 5/2006                                        3,375,000           3,357,380
      5.36%, 9/21/2006                                        3,300,000           3,274,942
      5.37%, 9/21/2006                                        3,800,000           3,771,092
      5.38%, 10/13/2006                                       4,500,000           4,450,908
    Compass Securitization
      5.06%, 8/15/2006                                        3,760,000           3,752,601
      5.33%, 8/17/2006                                        4,460,000           4,449,435
      5.36%, 8/22/2006                                        4,400,000           4,386,243
      5.36%, 8/23/2006                                        2,050,000           2,043,285
      5.27%, 9/15/2006                                        3,000,000           2,980,238
    Galaxy Funding
      5.08%, 8/ 3/2006                                        4,885,000           4,883,621
      5.15%, 8/10/2006                                        5,000,000           4,993,563
      5.27%, 8/31/2006                                        4,600,000           4,579,798
      5.38%, 9/25/2006                                        4,300,000           4,264,656
    Grampian Funding
      5.06%, 8/16/2006                                        4,300,000           4,290,934
      5.10%, 8/24/2006                                        4,300,000           4,285,989
      5.42%, 10/23/2006                                       4,200,000           4,147,516
      5.37%, 10/24/2006                                       2,075,000           2,049,000
      5.38%, 10/26/2006                                       4,000,000           3,948,591
    Ranger Funding
      5.03%, 8/ 7/2006                                        4,000,000           3,996,647
      5.32%, 8/28/2006                                        1,110,000           1,105,571
      5.21%, 9/11/2006                                        4,100,000           4,075,672
      5.39%, 10/16/2006                                       5,000,000           4,943,106
    Scaldis Capital
      5.12%, 9/12/2006                                        4,200,000           4,174,912
      5.33%, 9/20/2006                                        3,425,000           3,399,645
      5.36%, 9/25/2006                                        4,400,000           4,363,969
    Sheffield Receivables
      5.08%, 8/ 3/2006                                        4,200,000           4,198,815
      5.30%, 9/ 6/2006                                        4,000,000           3,978,800
      5.34%, 9/ 6/2006                                        4,000,000           3,978,640
    Southern Company Funding
      5.12%, 8/ 4/2006                                        1,670,000           1,669,287
    Surrey Funding
      5.28%, 8/22/2006                                        3,200,000           3,190,144
      5.33%, 9/ 7/2006                                        4,500,000           4,475,349
      5.36%, 10/10/2006                                       3,825,000           3,785,172
    Tulip Funding Corp.
      5.34%, 8/21/2006                                        2,950,000           2,941,248
      5.37%, 9/28/2006                                        4,200,000           4,163,663
    Variable Funding Capital Corp LLC
      5.30%, 8/14/2006                                        4,255,000           4,246,856
      5.30%, 8/24/2006                                        4,600,000           4,584,424
    White Pine Finance
      5.18%, 8/14/2006                                        4,200,000           4,192,144
      5.31%, 8/18/2006                                        2,530,000           2,523,656
      5.12%, 8/29/2006                                        5,000,000           4,980,089
      5.39%, 9/27/2006                                        4,500,000           4,461,596

    Yorktown Capital
      5.28%, 8/ 9/2006                                        4,900,000           4,894,251
      5.34%, 8/18/2006                                        3,000,000           2,992,435
      5.36%, 9/14/2006                                        4,500,000           4,470,520
                                                                           -----------------
                                                                           -----------------
                                                                                186,566,207
                                                                           -----------------
                                                                           -----------------
    Supranational Bank (2.14%)
    Corp Andina de Fomento
      5.20%, 8/11/2006                                        2,050,000           2,047,039
      5.15%, 8/17/2006                                        4,800,000           4,789,013
      5.34%, 9/ 8/2006                                        4,100,000           4,076,890
      5.36%, 9/11/2006                                        3,295,000           3,274,886
                                                                           -----------------
                                                                           -----------------
                                                                                 14,187,828
                                                                           -----------------
                                                                           -----------------
    Telecommunication Services (0.60%)
    Verizon Global Funding
      5.44%, 1/12/2007 (a)                                    4,000,000           4,000,000
                                                                           -----------------
                                                                           -----------------

    Tools - Hand held (0.66%)
    Stanley Works
      5.03%, 8/ 4/2006                                        4,400,000           4,398,156
                                                                           -----------------
                                                                           -----------------
    TOTAL COMMERCIAL PAPER                                               $      627,536,742
                                                                           -----------------
                                                                           -----------------
    CERTIFICATE OF DEPOSIT (1.16%)
    Commercial Banks (1.16%)
    Citibank
      5.18%, 8/28/2006                                        3,600,000           3,600,000
      5.23%, 9/ 6/2006                                        4,100,000           4,100,000
                                                                           -----------------
                                                                           -----------------
                                                                                  7,700,000
                                                                           -----------------
                                                                           -----------------
    TOTAL CERTIFICATE OF DEPOSIT                                         $        7,700,000
                                                                           -----------------
                                                                           -----------------
    BONDS (4.93%)
    Aerospace & Defense Equipment (0.13%)
    United Technologies Corp
      7.00%, 9/15/2006                                          830,000             832,589
                                                                           -----------------
                                                                           -----------------

    Asset Backed Securities (0.33%)
    Caterpillar Financial Asset Trust
      5.46%, 2/26/2007                                        2,165,594           2,165,594
                                                                           -----------------
                                                                           -----------------

    Automobile Sequential (2.19%)
    AmeriCredit Automobile Receivables Trus
      5.50%, 8/ 6/2007                                        5,000,000           5,000,000
    Capital One Auto Finance Trust
      5.12%, 11/15/2006                                       1,937,314           1,937,314
    Household Automotive Trust
      5.28%, 6/18/2007                                        1,910,623           1,910,623
    Triad Auto Receivables Owner Trust
      5.14%, 11/13/2006                                       1,561,687           1,561,687
    USAA Auto Owner Trust
      4.40%, 8/15/2006                                          113,914             113,914
    Volkswagen Auto Lease Trust
      5.52%, 8/20/2007 (b)                                    4,000,000           4,000,000
                                                                           -----------------
                                                                           -----------------
                                                                                 14,523,537
                                                                           -----------------
                                                                           -----------------
    Finance - Commercial (0.39%)
    Caterpillar Financial Services Corp
      5.17%, 8/14/2006 (a)                                    2,600,000           2,599,960
                                                                           -----------------
                                                                           -----------------

    Finance - Investment Banker & Broker (0.87%)
    JPMorgan Chase & Co
      5.32%, 8/ 2/2006                                        2,500,000           2,500,000

    Merrill Lynch & Co Inc
      5.46%, 7/27/2007                                        3,300,000           3,300,000
                                                                           -----------------
                                                                           -----------------
                                                                                  5,800,000
                                                                           -----------------
                                                                           -----------------
    Publishing - Newspapers (0.54%)
    Gannett Co Inc
      5.50%, 4/ 1/2007                                        3,550,000           3,551,589
                                                                           -----------------
                                                                           -----------------

    Special Purpose Entity (0.48%)
    Allstate Life Global Funding Trusts
      5.31%, 8/ 4/2006 (a)                                    3,200,000           3,200,000
                                                                           -----------------
                                                                           -----------------
    TOTAL BONDS                                                          $       32,673,269
                                                                           -----------------
                                                                           -----------------
    Total Investments                                                    $      667,910,011
Liabilities in Excess of Other Assets, Net - (0.72)%                         (4,754,035)
                                                                           -----------------
                                                                           -----------------
    TOTAL NET ASSETS - 100.00%                                           $      663,155,976

                                                                           =================
                                                                           =================

    (a)  Variable Rate
    (b)  Security purchased on a when-issued basis.

    Portfolio Summary (unaudited)
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Sector                                            Percent
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Financial                                          87.03%
    Asset Backed Securities                            10.88%
    Communications                                      1.14%
    Industrial                                          0.92%
    Basic Materials                                     0.75%
    Liabilities in Excess of Other Assets, Net        (-0.72%)
                                                   --------------------
                                                   --------------------
    TOTAL NET ASSETS                                  100.00%
                                                   ====================
                                                   ====================


    Schedule of Investments
    July 31, 2006 (unaudited)
    Partners Global Equity Fund




                                                            Shares
                                                             Held               Value
                                                        ------------------------------------
                                                        ------------------------------------
    COMMON STOCKS (98.30%)
    Advertising Services (0.98%)
    WPP Group PLC                                                19,700  $          233,193
                                                                           -----------------
                                                                           -----------------

    Aerospace & Defense (0.88%)
    Boeing Co                                                     2,700             209,034
                                                                           -----------------
                                                                           -----------------

    Aerospace & Defense Equipment (1.62%)
    United Technologies Corp                                      6,200             385,578
                                                                           -----------------
                                                                           -----------------

    Applications Software (1.55%)
    Microsoft Corp                                               15,300             367,659
                                                                           -----------------
                                                                           -----------------

    Auto - Car & Light Trucks (1.85%)
    Bayerische Motoren Werke AG                                   4,300             221,911
    Nissan Motor Co Ltd                                          20,100             217,098
                                                                           -----------------
                                                                           -----------------
                                                                                    439,009
                                                                           -----------------
                                                                           -----------------
    Beverages - Non-Alcoholic (1.49%)
    PepsiCo Inc                                                   5,600             354,928
                                                                           -----------------
                                                                           -----------------

    Beverages - Wine & Spirits (0.46%)
    Pernod-Ricard SA                                                523             108,790
                                                                           -----------------
                                                                           -----------------

    Brewery (1.18%)
    Fomento Economico Mexicano SA de CV ADR                       3,200             280,960
                                                                           -----------------
                                                                           -----------------

    Building - Residential & Commercial (0.94%)
    Lennar Corp                                                   4,990             223,203
                                                                           -----------------
                                                                           -----------------

    Building Products - Cement & Aggregate (2.13%)
    Holcim Ltd                                                    2,300             179,409
    Lafarge SA                                                    2,700             326,297
                                                                           -----------------
                                                                           -----------------
                                                                                    505,706
                                                                           -----------------
                                                                           -----------------
    Chemicals - Diversified (1.17%)
    Arkema (a)                                                      210               8,131
    Nitto Denko Corp                                              3,700             269,332
                                                                           -----------------
                                                                           -----------------
                                                                                    277,463
                                                                           -----------------
                                                                           -----------------
    Commercial Banks (14.61%)
    Banco Bilbao Vizcaya Argentaria SA                           20,975             445,405
    Bank of Fukuoka Ltd/The                                      24,000             179,106
    Bank of Yokohama/The                                         27,000             216,831
    Barclays PLC                                                 33,600             394,593
    BNP Paribas                                                   4,410             428,838
    HSBC Holdings PLC                                            27,200             490,361
    Mitsubishi UFJ Financial Group Inc                               24             339,756
    Royal Bank of Scotland Group PLC                              6,900             224,418
    Sumitomo Mitsui Financial Group Inc                              22             234,544
    UniCredito Italiano SpA                                      67,300             517,454
                                                                           -----------------
                                                                           -----------------
                                                                                  3,471,306
                                                                           -----------------
                                                                           -----------------

    Computer Aided Design (0.81%)
    Autodesk Inc (a)                                              5,631             192,073
                                                                           -----------------
                                                                           -----------------

    Consulting Services (1.20%)
    Accenture Ltd                                                 9,750             285,285
                                                                           -----------------
                                                                           -----------------

    Cosmetics & Toiletries (1.75%)
    Procter & Gamble Co                                           7,400             415,880
                                                                           -----------------
                                                                           -----------------

    Distribution & Wholesale (1.27%)
    Esprit Holdings Ltd                                          24,000             182,519
    Wolseley PLC                                                  5,577             118,912
                                                                           -----------------
                                                                           -----------------
                                                                                    301,431
                                                                           -----------------
                                                                           -----------------
    Diversified Manufacturing Operations (3.23%)
    General Electric Co                                          17,500             572,075
    Pentair Inc                                                   6,800             195,296
                                                                           -----------------
                                                                           -----------------
                                                                                    767,371
                                                                           -----------------
                                                                           -----------------
    Diversified Minerals (2.16%)
    Cia Vale do Rio Doce ADR (b)                                 11,840             274,688
    Teck Cominco Limited (a)                                      3,600             238,567
                                                                           -----------------
                                                                           -----------------
                                                                                    513,255
                                                                           -----------------
                                                                           -----------------
    Electric - Integrated (0.67%)
    Scottish Power PLC                                           14,170             160,193
                                                                           -----------------
                                                                           -----------------

    Electronic Components - Miscellaneous (2.07%)
    Fanuc Ltd                                                     2,900             242,269
    Hoya Corp                                                     7,100             248,796
                                                                           -----------------
                                                                           -----------------
                                                                                    491,065
                                                                           -----------------
                                                                           -----------------
    Electronic Components - Semiconductors (1.28%)
    Samsung Electronics (a)(c)                                      685             218,001
    Sirf Technology Holdings Inc (a)(b)                           4,519              86,313
                                                                           -----------------
                                                                           -----------------
                                                                                    304,314
                                                                           -----------------
                                                                           -----------------
    Finance - Commercial (0.50%)
    CIT Group Inc                                                 2,600             119,366
                                                                           -----------------
                                                                           -----------------

    Finance - Investment Banker & Broker (6.05%)
    Credit Suisse Group                                           7,150             400,367
    Friedman Billings Ramsey Group Inc (b)                        9,500              87,210
    Merrill Lynch & Co Inc                                        4,150             302,203
    Nikko Cordial Corp                                           22,000             262,804
    UBS AG (a)                                                    7,100             386,036
                                                                           -----------------
                                                                           -----------------
                                                                                  1,438,620
                                                                           -----------------
                                                                           -----------------
    Food - Retail (1.54%)
    Tesco PLC                                                    54,600             366,735
                                                                           -----------------
                                                                           -----------------

    Gas - Distribution (1.01%)
    Centrica PLC                                                 43,900             240,565
                                                                           -----------------
                                                                           -----------------

    Import & Export (1.03%)
    Mitsubishi Corp                                              11,900             244,375
                                                                           -----------------
                                                                           -----------------

    Life & Health Insurance (1.47%)
    Prudential Financial Inc                                      4,450             349,948
                                                                           -----------------
                                                                           -----------------

    Machinery - Electrical (1.97%)
    Nidec Corp                                                    3,700             263,189

    SMC Corp/Japan                                                1,600             205,112
                                                                           -----------------
                                                                           -----------------
                                                                                    468,301
                                                                           -----------------
                                                                           -----------------
    Medical - Biomedical/Gene (1.85%)
    Amgen Inc (a)                                                 6,300             439,362
                                                                           -----------------
                                                                           -----------------

    Medical - Drugs (6.51%)
    GlaxoSmithKline PLC                                          14,700             406,748
    Pfizer Inc                                                    7,500             194,925
    Roche Holding AG                                              2,000             355,707
    Sanofi-Aventis                                                3,450             327,781
    Sepracor Inc (a)(b)                                           5,300             261,820
                                                                           -----------------
                                                                           -----------------
                                                                                  1,546,981
                                                                           -----------------
                                                                           -----------------
    Medical Products (1.66%)
    Johnson & Johnson                                             6,300             394,065
                                                                           -----------------
                                                                           -----------------

    Metal - Diversified (0.54%)
    Zinifex Ltd                                                  15,900             128,543
                                                                           -----------------
                                                                           -----------------

    Multi-Line Insurance (4.25%)
    AXA SA                                                        9,350             322,163
    Hartford Financial Services Group Inc                         3,800             322,392
    Zurich Financial Services AG                                  1,630             365,686
                                                                           -----------------
                                                                           -----------------
                                                                                  1,010,241
                                                                           -----------------
                                                                           -----------------
    Multimedia (1.34%)
    News Corp                                                    15,800             317,896
                                                                           -----------------
                                                                           -----------------

    Networking Products (0.85%)
    Juniper Networks Inc (a)                                     15,000             201,750
                                                                           -----------------
                                                                           -----------------

    Oil - Field Services (1.24%)
    Weatherford International Ltd (a)                             6,300             295,092
                                                                           -----------------
                                                                           -----------------

    Oil & Gas Drilling (1.45%)
    Transocean Inc (a)(b)                                         4,450             343,673
                                                                           -----------------
                                                                           -----------------

    Oil Company - Exploration & Production (0.97%)
    Talisman Energy (a)                                          13,600             231,390
                                                                           -----------------
                                                                           -----------------

    Oil Company - Integrated (4.33%)
    ConocoPhillips                                                7,250             497,640
    Total SA                                                      7,800             530,047
                                                                           -----------------
                                                                           -----------------
                                                                                  1,027,687
                                                                           -----------------
                                                                           -----------------
    Pipelines (1.10%)
    El Paso Corp (b)                                             16,365             261,840
                                                                           -----------------
                                                                           -----------------

    Real Estate Magagement & Services (1.31%)
    Jones Lang LaSalle Inc                                        3,800             310,460
                                                                           -----------------
                                                                           -----------------

    Real Estate Operator & Developer (0.99%)
    Mitsui Fudosan Co Ltd                                        11,000             234,063
                                                                           -----------------
                                                                           -----------------

    Regional Banks (1.86%)
    Bank of America Corp                                          8,600             443,158
                                                                           -----------------
                                                                           -----------------


    Retail - Building Products (0.71%)
    Kingfisher PLC                                               36,900             168,792
                                                                           -----------------
                                                                           -----------------

    Retail - Drug Store (1.32%)
    Shoppers Drug Mart Corp                                       8,050             313,382
                                                                           -----------------
                                                                           -----------------

    Retail - Miscellaneous/Diversified (0.47%)
    Seven & I Holdings Co Ltd                                     3,200             111,854
                                                                           -----------------
                                                                           -----------------

    Retail - Office Supplies (0.92%)
    Office Depot Inc (a)                                          6,070             218,823
                                                                           -----------------
                                                                           -----------------

    Retail - Sporting Goods (0.63%)
    Dick's Sporting Goods Inc (a)(b)                              4,100             149,281
                                                                           -----------------
                                                                           -----------------

    Telecommunication Services (0.29%)
    NeuStar Inc (a)(b)                                            2,200              67,892
                                                                           -----------------
                                                                           -----------------

    Tobacco (1.65%)
    Altria Group Inc                                              4,900             391,853
                                                                           -----------------
                                                                           -----------------

    Transport - Services (1.14%)
    Deutsche Post AG                                             10,962             271,109
                                                                           -----------------
                                                                           -----------------

    Wireless Equipment (4.05%)
    Nokia OYJ                                                    17,800             352,770
    Qualcomm Inc                                                  7,300             257,398
    Telefonaktiebolaget LM Ericsson                             112,000             352,125
                                                                           -----------------
                                                                           -----------------
                                                                                    962,293
                                                                           -----------------
                                                                           -----------------
    TOTAL COMMON STOCKS                                                  $       23,357,086
                                                                           -----------------
                                                                           -----------------


                                                           Principal
                                                            Amount              Value
                                                        ------------------------------------
                                                        ------------------------------------
    MONEY MARKET FUNDS (6.21%)
    BNY Institutional Cash Reserve Fund (d)                   1,476,000           1,476,000
                                                                           -----------------
                                                                           -----------------
    TOTAL MONEY MARKET FUNDS                                             $        1,476,000
                                                                           -----------------
                                                                           -----------------
    Total Investments                                                    $       24,833,086
    Liabilities in Excess of Other Assets, Net - (4.51)                          (1,071,957)
                                                                           -----------------
                                                                           -----------------
    TOTAL NET ASSETS - 100.00%                                           $       23,761,129

                                                                           =================
                                                                           =================

    (a) Non-Income Producing Security
    (b) Security or a portion of the security was on loan at the end of the period.
    (c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled
         $218,001 or 0.92% of net assets.

    (d) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                             $1,731,863
    Unrealized Depreciation                                                                              (970,064)
                                                                                                ------------------
                                                                                                ------------------
    Net Unrealized Appreciation (Depreciation)                                                             761,799
    Cost for federal income tax purposes                                                                24,071,287


    Portfolio Summary (unaudited)
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Country                                               Percent
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    United States                                          45.06%
    Japan                                                  13.76%
    United Kingdom                                         11.80%
    France                                                  8.64%
    Switzerland                                             7.10%
    Canada                                                  3.30%
    Italy                                                   2.18%
    Germany                                                 2.07%
    Spain                                                   1.87%
    Finland                                                 1.48%
    Sweden                                                  1.48%
    Bermuda                                                 1.20%
    Mexico                                                  1.18%
    Brazil                                                  1.16%
    Korea, Republic Of                                      0.92%
    Hong Kong                                               0.77%
    Australia                                               0.54%
    Liabilities in Excess of Other Assets, Net            (-4.51%)
                                                        -------------------
                                                        -------------------
    TOTAL NET ASSETS                                      100.00%
                                                        ===================
                                                        ===================

      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners International Fund
                                                              Shares
                                                               Held                             Value
                                                       ----------------------------- ------- ---------------------------
    COMMON STOCKS (96.28%)
      Aerospace & Defense (1.18%)
      BAE Systems PLC                                                       626,300       $                   4,177,477
      Meggitt PLC                                                           322,300                           1,790,221
      Rolls-Royce Group PLC                                                 366,994                           3,021,740
                                                                                             ---------------------------
                                                                                                              8,989,438
                                                                                             ---------------------------
      Agricultural Chemicals (0.29%)
      Syngenta AG (a)                                                        10,550                           1,515,649
      Yara International ASA                                                 46,600                             700,812
                                                                                             ---------------------------
                                                                                                              2,216,461
                                                                                             ---------------------------
      Airport Development & Maintenance (0.17%)
      Macquarie Airports Management Ltd                                     547,057                           1,291,168
                                                                                             ---------------------------

      Apparel Manufacturers (0.08%)
      Billabong International Ltd                                            56,200                             622,305
                                                                                             ---------------------------

      Applications Software (0.20%)
      Sage Group PLC                                                        348,800                           1,512,487
                                                                                             ---------------------------

      Audio & Video Products (1.21%)
      Matsushita Electric Industrial Co Ltd                                 261,000                           5,439,638
      Sony Corp                                                              82,500                           3,806,528
                                                                                             ---------------------------
                                                                                                              9,246,166
                                                                                             ---------------------------
      Auto - Car & Light Trucks (2.67%)
      Fiat SpA (b)                                                          160,200                           2,263,133
      Honda Motor Co Ltd                                                    104,000                           3,435,313
      Renault SA                                                             27,700                           3,024,126
      Toyota Motor Corp                                                     221,300                          11,719,124
                                                                                             ---------------------------
                                                                                                             20,441,696
                                                                                             ---------------------------
      Auto/Truck Parts & Equipment - Original (0.34%)
      Denso Corp                                                             54,300                           1,864,805
      Toyoda Gosei Co Ltd                                                    34,000                             713,069
                                                                                             ---------------------------
                                                                                                              2,577,874
                                                                                             ---------------------------
      Beverages - Wine & Spirits (0.79%)
      C&C Group PLC                                                         202,400                           2,117,992
      Pernod-Ricard SA                                                       18,700                           3,889,818
                                                                                             ---------------------------
                                                                                                              6,007,810
                                                                                             ---------------------------
      Bicycle Manufacturing (0.19%)
      Shimano Inc                                                            47,900                           1,444,095
                                                                                             ---------------------------

      Brewery (0.28%)
      Foster's Group Ltd                                                    117,900                             486,066
      SABMiller PLC                                                          82,100                           1,647,825
                                                                                             ---------------------------
                                                                                                              2,133,891
                                                                                             ---------------------------
      Building - Heavy Construction (0.57%)
      Tecnicas Reunidas SA (a)                                               36,000                             909,636
      Vinci SA                                                               34,236                           3,475,548
                                                                                             ---------------------------
                                                                                                              4,385,184
                                                                                             ---------------------------
      Building - Residential & Commercial (0.15%)
      Daiwa House Industry Co Ltd                                            72,000                           1,175,305
                                                                                             ---------------------------

      Building & Construction - Miscellaneous (0.34%)
      Bilfinger Berger AG                                                     8,850                             460,451
      Bouygues                                                               42,300                           2,110,115
                                                                                             ---------------------------
                                                                                                              2,570,566
                                                                                             ---------------------------
      Building & Construction Products-Miscellaneous
      (0.07%)
      CSR Ltd                                                               193,600                             502,926
                                                                                             ---------------------------

      Building Products - Cement & Aggregate (0.47%)
      CRH PLC                                                                66,400                           2,143,822
      CRH PLC                                                                 9,500                             305,509
      Rinker Group Ltd                                                      114,400                           1,154,546
                                                                                             ---------------------------
                                                                                                              3,603,877
                                                                                             ---------------------------
      Building Products - Doors & Windows (0.25%)
      Asahi Glass Co Ltd                                                    150,000                           1,925,547
                                                                                             ---------------------------

      Cellular Telecommunications (1.25%)
      China Unicom Ltd                                                      986,000                             898,296
      NTT DoCoMo Inc                                                          2,959                           4,318,198
      Vodafone Group PLC (a)                                              2,005,675                           4,353,243
                                                                                             ---------------------------
                                                                                                              9,569,737
                                                                                             ---------------------------
      Chemicals - Diversified (2.06%)
      BASF AG                                                                34,400                           2,770,491
      Bayer AG                                                               80,900                           3,979,907
      Koninklijke DSM NV                                                     57,100                           2,229,757
      Nitto Denko Corp                                                       36,100                           2,627,806
      Shin-Etsu Chemical Co Ltd                                              45,100                           2,616,892
      Tokuyama Corp                                                         116,000                           1,543,828
                                                                                             ---------------------------
                                                                                                             15,768,681
                                                                                             ---------------------------
      Circuit Boards (0.23%)
      Ibiden Co Ltd                                                          36,000                           1,742,823
                                                                                             ---------------------------

      Commercial Banks (16.14%)
      Allied Irish Banks PLC                                                  4,500                             108,938
      Allied Irish Banks PLC                                                 66,300                           1,601,637
      Alpha Bank AE                                                          72,100                           1,845,722
      Australia & New Zealand Banking Group Ltd                             190,375                           3,683,586
      Banca Intesa SpA                                                      576,146                           3,328,826
      Banca Intesa SpA                                                      530,500                           2,843,379
      Banca Popolare di Milano SCRL                                         196,500                           2,463,741
      Banca Popolare di Verona e Novara Scrl                                129,400                           3,682,470
      Banco Bilbao Vizcaya Argentaria SA                                    350,700                           7,447,133
      Banco Santander Central Hispano SA                                    481,500                           7,287,541
      Bank of East Asia Ltd                                                 261,000                           1,078,089
      Barclays PLC                                                          312,900                           3,674,647
      BNP Paribas                                                            21,750                           2,115,019
      Chiba Bank Ltd/The                                                     89,000                             872,618
      Commonwealth Bank of Australia                                         92,000                           3,158,387
      DBS Group Holdings Ltd                                                101,000                           1,159,668
      DNB NOR ASA                                                           269,700                           3,410,963
      HSBC Holdings PLC                                                     881,125                          15,990,543
      Mitsubishi UFJ Financial Group Inc                                        506                           7,163,193
      Mizuho Financial Group Inc                                                899                           7,565,316
      National Australia Bank Ltd                                           214,800                           5,909,193
      Royal Bank of Scotland Group PLC                                      257,000                           8,358,738
      Skandinaviska Enskilda Banken AB                                       30,000                             737,519
      Societe Generale                                                       36,300                           5,410,651
      Standard Chartered PLC                                                133,217                           3,367,734
      Sumitomo Mitsui Financial Group Inc                                       545                           5,810,285
      Sumitomo Trust & Banking Co Ltd/The                                   237,000                           2,520,461
      Tokyo Tomin Bank Ltd/The                                               22,300                             986,044
      UniCredito Italiano SpA                                             1,181,800                           9,086,593
      Wing Hang Bank Ltd                                                     80,000                             733,473
                                                                                             ---------------------------
                                                                                                            123,402,107
                                                                                             ---------------------------
      Computer Services (0.19%)
      Computershare Ltd                                                     235,500                           1,418,446
                                                                                             ---------------------------

      Computers (0.36%)
      Wincor Nixdorf AG                                                      20,850                           2,767,193
                                                                                             ---------------------------

      Computers - Integrated Systems (0.26%)
      Fujitsu Ltd                                                           254,000                           1,973,225
                                                                                             ---------------------------

      Consulting Services (0.14%)
      Altran Technologies SA (a)                                             87,060                           1,032,130
                                                                                             ---------------------------

      Data Processing & Management (0.11%)
      Tele Atlas NV (a)                                                      39,800                             651,135
      Tele Atlas NV (a)                                                      11,100                             179,615
                                                                                             ---------------------------
                                                                                                                830,750
                                                                                             ---------------------------
      Distribution & Wholesale (0.57%)
      Cia de Distribucion Integral Logista SA                                46,980                           2,797,421
      Esprit Holdings Ltd                                                   203,500                           1,547,608
                                                                                             ---------------------------
                                                                                                              4,345,029
                                                                                             ---------------------------
      Diversified Financial Services (0.37%)
      Almancora Comm Va                                                      21,640                           2,847,187
                                                                                             ---------------------------

      Diversified Manufacturing Operations (0.54%)
      Mitsubishi Heavy Industries Ltd                                       316,000                           1,295,093
      Smiths Group PLC                                                      137,700                           2,320,281
      Sulzer AG                                                                 637                             476,450
                                                                                             ---------------------------
                                                                                                              4,091,824
                                                                                             ---------------------------
      Diversified Minerals (1.54%)
      Anglo American PLC                                                    120,300                           5,022,233
      BHP Billiton Ltd                                                      178,600                           3,800,641
      BHP Billiton PLC                                                      154,900                           2,935,465
                                                                                             ---------------------------
                                                                                                             11,758,339
                                                                                             ---------------------------
      Diversified Operations (1.14%)
      Hutchison Whampoa Ltd                                                 125,000                           1,140,422
      Keppel Corp Ltd                                                       245,000                           2,377,886
      LVMH Moet Hennessy Louis Vuitton SA                                    21,860                           2,194,062
      Swire Pacific Ltd                                                     142,500                           1,479,781
      Wharf Holdings Ltd                                                    418,000                           1,551,784
                                                                                             ---------------------------
                                                                                                              8,743,935
                                                                                             ---------------------------
      E-Commerce - Services (0.28%)
      Rakuten Inc                                                             4,454                           2,121,230
                                                                                             ---------------------------

      Electric - Distribution (0.51%)
      National Grid PLC                                                     345,100                           3,933,599
                                                                                             ---------------------------

      Electric - Integrated (3.57%)
      Chubu Electric Power Co Inc                                            81,900                           1,989,618
      E.ON AG                                                                82,870                           9,993,766
      Fortum Oyj                                                             54,700                           1,481,265
      RWE AG                                                                 31,350                           2,746,491

      Scottish & Southern Energy PLC                                        144,800                           3,273,951
      Suez SA                                                               116,975                           4,845,533
      Tokyo Electric Power Co Inc/The                                        62,100                           1,671,412
      Verbund - Oesterreichische
      Elektrizitaetswirtschafts                                              27,430                           1,325,626
      AG
                                                                                             ---------------------------
                                                                                                             27,327,662
                                                                                             ---------------------------
      Electric Products - Miscellaneous (0.49%)
      Stanley Electric Co Ltd                                                91,800                           1,953,362
      Toshiba Corp                                                          279,000                           1,806,607
                                                                                             ---------------------------
                                                                                                              3,759,969
                                                                                             ---------------------------
      Electronic Components - Miscellaneous (0.63%)
      Fanuc Ltd                                                              15,900                           1,328,300
      Kyocera Corp                                                           10,500                             861,581
      Nippon Electric Glass Co Ltd                                           53,000                           1,185,651
      Omron Corp                                                             58,000                           1,462,227
                                                                                             ---------------------------
                                                                                                              4,837,759
                                                                                             ---------------------------
      Electronic Components - Semiconductors (0.44%)
      Infineon Technologies AG (a)                                          153,200                           1,638,335
      Sumco Corp                                                             17,000                             989,383
      United Test and Assembly Center Ltd (a)                             1,619,000                             708,646
                                                                                             ---------------------------
                                                                                                              3,336,364
                                                                                             ---------------------------
      Electronic Measurement Instruments (0.14%)
      Yokogawa Electric Corp                                                 80,000                           1,067,506
                                                                                             ---------------------------

      Energy - Alternate Sources (0.21%)
      Q-Cells AG (a)(b)                                                      22,010                           1,578,543
                                                                                             ---------------------------

      Engineering - Research & Development Services (0.
      ABB Ltd                                                               104,630                           1,351,051
      Bradken Ltd                                                           205,104                             848,726
      Linde AG                                                               37,771                           3,191,443
                                                                                             ---------------------------
                                                                                                              5,391,220
                                                                                             ---------------------------
      Entertainment Software (0.18%)
      UBISOFT Entertainment (a)(b)                                           27,660                           1,341,330
                                                                                             ---------------------------

      Filtration & Separation Products (0.33%)
      Alfa Laval AB                                                          78,300                           2,559,337
                                                                                             ---------------------------

      Finance - Credit Card (0.16%)
      Credit Saison Co Ltd                                                   27,600                           1,198,689
                                                                                             ---------------------------

      Finance - Investment Banker & Broker (2.44%)
      Credit Suisse Group                                                   104,560                           5,854,884
      Daiwa Securities Group Inc                                            240,000                           2,686,591
      Macquarie Bank Ltd                                                     40,200                           1,905,308
      UBS AG (a)                                                            150,840                           8,201,355
                                                                                             ---------------------------
                                                                                                             18,648,138
                                                                                             ---------------------------
      Finance - Leasing Company (0.53%)
      Grenkeleasing AG                                                        2,600                             144,398
      ORIX Corp                                                              14,800                           3,886,399
                                                                                             ---------------------------
                                                                                                              4,030,797
                                                                                             ---------------------------
      Finance - Other Services (1.38%)
      Deutsche Boerse AG                                                     30,450                           4,311,752
      Euronext NV (a)                                                        30,300                           2,712,504
      Hong Kong Exchanges and Clearing Ltd                                  210,000                           1,364,645
      Man Group Plc                                                          47,800                           2,189,197
                                                                                             ---------------------------
                                                                                                             10,578,098
                                                                                             ---------------------------

      Fisheries (0.11%)
      Toyo Suisan Kaisha Ltd                                                 53,000                             857,281
                                                                                             ---------------------------

      Food - Miscellaneous/Diversified (2.23%)
      Groupe Danone                                                          21,000                           2,773,701
      Kerry Group PLC                                                        58,500                           1,175,808
      Nestle SA                                                              21,096                           6,908,647
      Orkla ASA                                                              30,100                           1,361,671
      Royal Numico NV                                                       100,900                           4,836,339
                                                                                             ---------------------------
                                                                                                             17,056,166
                                                                                             ---------------------------
      Food - Retail (1.51%)
      Carrefour SA                                                           65,300                           4,067,448
      Tesco PLC                                                             715,300                           4,804,503
      Woolworths Ltd                                                        184,635                           2,693,894
                                                                                             ---------------------------
                                                                                                             11,565,845
                                                                                             ---------------------------
      Gambling (Non-Hotel) (0.51%)
      OPAP SA                                                                51,430                           1,865,265
      William Hill PLC                                                      183,100                           2,022,100
                                                                                             ---------------------------
                                                                                                              3,887,365
                                                                                             ---------------------------
      Harbor Transportation Services (0.07%)
      Kamigumi Co Ltd                                                        77,000                             563,866
                                                                                             ---------------------------

      Human Resources (0.28%)
      Adecco SA                                                              18,946                           1,101,664
      Adecco SA                                                              15,264                             385,768
      Randstad Holdings NV                                                   12,500                             684,492
                                                                                             ---------------------------
                                                                                                              2,171,924
                                                                                             ---------------------------
      Import & Export (1.34%)
      Mitsubishi Corp                                                        89,000                           1,827,675
      Mitsui & Co Ltd                                                       359,000                           5,480,605
      Sumitomo Corp                                                         205,000                           2,909,250
                                                                                             ---------------------------
                                                                                                             10,217,530
                                                                                             ---------------------------
      Internet Security (0.15%)
      Trend Micro Inc                                                        34,500                           1,133,569
                                                                                             ---------------------------

      Investment Companies (0.14%)
      Macquarie Infrastructure Group                                        507,230                           1,057,239
                                                                                             ---------------------------

    Investment Management & Advisory Services (0.18%)
      MPC Muenchmeyer Petersen Capital AG                                    19,010                           1,375,515
                                                                                             ---------------------------

      Life & Health Insurance (1.58%)
      AMP Ltd                                                               226,800                           1,565,912
      Old Mutual PLC                                                        601,300                           1,818,719
      Prudential PLC                                                        373,616                           3,927,293
      Swiss Life Holding (a)                                                  7,260                           1,675,929
      T&D Holdings Inc                                                       39,000                           3,104,732
                                                                                             ---------------------------
                                                                                                             12,092,585
                                                                                             ---------------------------
      Machinery - Construction & Mining (0.20%)
      Atlas Copco AB                                                         64,200                           1,520,495
                                                                                             ---------------------------

      Machinery - Electrical (0.65%)
      KCI Konecranes Oyj                                                    122,000                           2,241,932
      Nidec Corp                                                             38,000                           2,703,019
                                                                                             ---------------------------
                                                                                                              4,944,951
                                                                                             ---------------------------

      Machinery - Farm (0.21%)
      Kubota Corp                                                           173,000                           1,593,411
                                                                                             ---------------------------

      Machinery - General Industry (0.65%)
      MAN AG                                                                 21,900                           1,584,628
      Metso Oyj                                                              67,000                           2,413,713
      Rieter Holding AG                                                       2,660                           1,006,667
                                                                                             ---------------------------
                                                                                                              5,005,008
                                                                                             ---------------------------
      Machinery Tools & Related Products (0.14%)
      IWKA AG                                                                45,090                           1,089,258
                                                                                             ---------------------------

      Medical - Drugs (7.65%)
      Actelion Ltd (a)                                                       15,430                           1,943,552
      AstraZeneca PLC                                                       135,600                           8,278,790
      CSL Ltd/Australia                                                      31,097                           1,257,015
      Daiichi Sankyo Co Ltd                                                 117,000                           3,220,606
      GlaxoSmithKline PLC                                                   318,900                           8,823,932
      Merck KGaA                                                             18,800                           1,715,394
      Novartis AG                                                           205,125                          11,644,323
      Roche Holding AG                                                       81,800                          14,548,422
      Sanofi-Aventis                                                          6,900                             655,562
      Shire PLC                                                              82,900                           1,337,297
      Takeda Pharmaceutical Co Ltd                                           78,600                           5,082,711
                                                                                             ---------------------------
                                                                                                             58,507,604
                                                                                             ---------------------------
      Metal - Diversified (0.48%)
      Rio Tinto Ltd (b)                                                       8,400                             478,650
      Rio Tinto PLC                                                          61,900                           3,199,014
                                                                                             ---------------------------
                                                                                                              3,677,664
                                                                                             ---------------------------
      Mortgage Banks (0.05%)
      Hypo Real Estate Holding AG                                             6,800                             378,091
                                                                                             ---------------------------

      Multi-Line Insurance (2.95%)
      Allianz AG                                                             36,770                           5,769,288
      Aviva PLC                                                             131,955                           1,768,926
      AXA SA                                                                181,500                           6,253,749
      Fondiaria-Sai SpA                                                      54,900                           1,667,436
      ING Groep NV                                                          175,600                           7,121,614
                                                                                             ---------------------------
                                                                                                             22,581,013
                                                                                             ---------------------------
      Multimedia (1.09%)
      Publishing & Broadcasting Ltd                                          52,200                             684,016
      Reuters Group PLC                                                     378,900                           2,781,972
      Vivendi                                                               144,620                           4,892,582
                                                                                             ---------------------------
                                                                                                              8,358,570
                                                                                             ---------------------------
      Office Automation & Equipment (0.80%)
      Canon Inc                                                              90,900                           4,376,799
      Neopost SA                                                             15,640                           1,701,497
                                                                                             ---------------------------
                                                                                                              6,078,296
                                                                                             ---------------------------
      Oil - Field Services (0.16%)
      Petroleum Geo-Services ASA (a)                                         23,200                           1,252,661
                                                                                             ---------------------------

      Oil Company - Exploration & Production (0.30%)
      CNOOC Ltd                                                           1,643,000                           1,397,488
      Woodside Petroleum Ltd                                                 28,400                             931,237
                                                                                             ---------------------------
                                                                                                              2,328,725
                                                                                             ---------------------------
      Oil Company - Integrated (7.92%)
      BG Group PLC                                                          614,900                           8,271,760

      BP PLC                                                              1,603,800                          19,328,844
      ENI SpA                                                               239,600                           7,341,402
      Norsk Hydro ASA                                                       112,800                           3,200,726
      OMV AG                                                                 52,780                           3,234,384
      Repsol YPF SA                                                          60,400                           1,695,742
      Royal Dutch Shell PLC - A Shares                                      146,300                           5,165,989
      Royal Dutch Shell PLC - A Shares                                       31,300                           1,105,084
      Royal Dutch Shell PLC - B Shares                                      103,104                           3,794,212
      Total SA                                                              108,850                           7,396,872
                                                                                             ---------------------------
                                                                                                             60,535,015
                                                                                             ---------------------------
      Oil Refining & Marketing (0.73%)
      Nippon Mining Holdings Inc                                            208,000                           1,763,097
      Nippon Oil Corp                                                       333,000                           2,613,134
      Singapore Petroleum Co Ltd                                            386,000                           1,224,309
                                                                                             ---------------------------
                                                                                                              5,600,540
                                                                                             ---------------------------
      Photo Equipment & Supplies (0.23%)
      Olympus Corp                                                           62,000                           1,787,915
                                                                                             ---------------------------

      Power Converter & Supply Equipment (0.59%)
      Schneider Electric SA                                                  21,300                           2,188,142
      Vestas Wind Systems A/S (a)                                            85,975                           2,315,840
                                                                                             ---------------------------
                                                                                                              4,503,982
                                                                                             ---------------------------
      Property & Casualty Insurance (0.84%)
      Mitsui Sumitomo Insurance Co Ltd                                       92,000                           1,085,332
      QBE Insurance Group Ltd                                               158,318                           2,675,090
      Sompo Japan Insurance Inc                                             198,000                           2,680,142
                                                                                             ---------------------------
                                                                                                              6,440,564
                                                                                             ---------------------------
      Property Trust (0.27%)
      Westfield Group                                                       148,600                           2,095,251
                                                                                             ---------------------------

      Public Thoroughfares (0.06%)
      ConnectEast Group                                                     405,799                             356,054
      Sydney Roads Group (a)(c)                                             169,069                             133,445
                                                                                             ---------------------------
                                                                                                                489,499
                                                                                             ---------------------------
      Publishing - Books (0.29%)
      Reed Elsevier PLC                                                     221,900                           2,214,443
                                                                                             ---------------------------

      Real Estate Magagement & Services (0.51%)
      Mitsubishi Estate Co Ltd                                              121,000                           2,511,251
      Pirelli & C Real Estate SpA                                            24,110                           1,349,478
                                                                                             ---------------------------
                                                                                                              3,860,729
                                                                                             ---------------------------
      Real Estate Operator & Developer (0.88%)
      British Land Co PLC                                                   138,800                           3,545,153
      Cheung Kong Holdings Ltd                                              161,000                           1,744,404
      Mitsui Fudosan Co Ltd                                                  68,000                           1,446,935
                                                                                             ---------------------------
                                                                                                              6,736,492
                                                                                             ---------------------------
      Reinsurance (0.23%)
      Muenchener Rueckversicherungs AG                                       12,800                           1,762,183
                                                                                             ---------------------------

      REITS - Diversified (0.46%)
      Ascendas Real Estate Investment Trust                                 783,000                             963,600
      Rodamco Europe NV                                                      24,200                           2,560,177
                                                                                             ---------------------------
                                                                                                              3,523,777
                                                                                             ---------------------------
      Retail - Apparel & Shoe (0.22%)
      Inditex SA                                                             38,400                           1,666,625
                                                                                             ---------------------------

      Retail - Consumer Electronics (0.52%)
      DSG International PLC                                                 709,100                           2,641,252
      Yamada Denki Co Ltd                                                    13,700                           1,334,862
                                                                                             ---------------------------
                                                                                                              3,976,114
                                                                                             ---------------------------
      Retail - Jewelry (0.37%)
      Compagnie Financiere Richemont AG                                      62,052                           2,796,838
                                                                                             ---------------------------

      Retail - Major Department Store (0.66%)
      Marks & Spencer Group PLC                                             290,200                           3,231,970
      PPR SA                                                                 13,700                           1,828,741
                                                                                             ---------------------------
                                                                                                              5,060,711
                                                                                             ---------------------------
      Retail - Miscellaneous/Diversified (0.43%)
      Aeon Co Ltd                                                            91,300                           2,134,203
      UNY Co Ltd                                                             80,000                           1,151,396
                                                                                             ---------------------------
                                                                                                              3,285,599
                                                                                             ---------------------------
      Retail - Restaurants (0.16%)
      Whitbread PLC (a)                                                      53,040                           1,226,971
                                                                                             ---------------------------

      Retail - Sporting Goods (0.10%)
      Alpen Co Ltd                                                           24,000                             757,111
                                                                                             ---------------------------

      Rubber & Vinyl (0.36%)
      JSR Corp                                                              115,700                           2,729,847
                                                                                             ---------------------------

      Soap & Cleaning Products (0.60%)
      Reckitt Benckiser PLC                                                 114,000                           4,574,048
                                                                                             ---------------------------

      Steel - Producers (1.20%)
      Corus Group PLC                                                       276,100                           2,215,347
      JFE Holdings Inc                                                       48,600                           1,945,104
      Nippon Steel Corp                                                     409,000                           1,594,040
      ThyssenKrupp AG                                                        98,750                           3,444,108
                                                                                             ---------------------------
                                                                                                              9,198,599
                                                                                             ---------------------------
      Steel - Specialty (0.16%)
      Hitachi Metals Ltd                                                    131,000                           1,223,743
                                                                                             ---------------------------

      Telecommunication Equipment (0.22%)
      Tandberg ASA (b)                                                      183,300                           1,708,959
                                                                                             ---------------------------

      Telecommunication Services (1.35%)
      Cable & Wireless PLC                                                1,654,300                           3,559,710
      Fastweb (a)                                                            31,160                           1,204,472
      Tele2 AB                                                              369,600                           3,608,900
      Telenor ASA                                                           154,600                           1,967,798
                                                                                             ---------------------------
                                                                                                             10,340,880
                                                                                             ---------------------------
      Telephone - Integrated (1.39%)
      Royal KPN NV                                                          412,300                           4,677,514
      Telecom Italia SpA                                                    728,000                           1,754,945
      Telefonica SA                                                         246,400                           4,163,214
                                                                                             ---------------------------
                                                                                                             10,595,673
                                                                                             ---------------------------
      Television (0.39%)
      ITV PLC                                                             1,052,200                           1,910,501
      Television Broadcasts Ltd                                             179,000                           1,095,249
                                                                                             ---------------------------
                                                                                                              3,005,750
                                                                                             ---------------------------

      Textile - Products (0.14%)
      Toray Industries Inc                                                  128,000                           1,077,153
                                                                                             ---------------------------

      Tobacco (1.79%)
      Altadis SA                                                             60,300                           2,851,055
      British American Tobacco PLC                                          192,500                           5,189,880
      Imperial Tobacco Group PLC                                             75,800                           2,478,077
      Japan Tobacco Inc                                                         825                           3,164,897
                                                                                             ---------------------------
                                                                                                             13,683,909
                                                                                             ---------------------------
      Toys (0.69%)
      Nintendo Co Ltd                                                        28,400                           5,313,444
                                                                                             ---------------------------

      Transport - Marine (0.71%)
      Iino Kaiun Kaisha Ltd                                                 111,000                             849,705
      Kawasaki Kisen Kaisha Ltd (b)                                         347,000                           2,016,472
      Mitsui OSK Lines Ltd                                                  206,000                           1,360,912
      Nippon Yusen KK                                                       192,000                           1,238,223
                                                                                             ---------------------------
                                                                                                              5,465,312
                                                                                             ---------------------------
      Transport - Rail (0.45%)
      East Japan Railway Co                                                     460                           3,428,846
                                                                                             ---------------------------

      Water (0.44%)
      Kelda Group Plc                                                         7,300                             113,466
      Veolia Environnement                                                   59,700                           3,239,423
                                                                                             ---------------------------
                                                                                                              3,352,889
                                                                                             ---------------------------
      Web Portals (0.28%)
      Iliad SA                                                                3,510                             276,371
      United Internet AG                                                    144,880                           1,865,519
                                                                                             ---------------------------
                                                                                                              2,141,890
                                                                                             ---------------------------
      Wire & Cable Products (0.39%)
      Furukawa Electric Co Ltd                                              104,000                             673,430
      Sumitomo Electric Industries Ltd                                      178,000                           2,337,869
                                                                                             ---------------------------
                                                                                                              3,011,299
                                                                                             ---------------------------
      Wireless Equipment (0.67%)
      Nokia OYJ                                                             260,250                           5,157,773
                                                                                             ---------------------------
      TOTAL COMMON STOCKS                                                                 $                 736,273,448
                                                                                             ---------------------------
      PREFERRED STOCKS (0.60%)
      Auto - Car & Light Trucks (0.33%)
      Porsche AG                                                              2,550                           2,505,060
                                                                                             ---------------------------

      Dialysis Centers (0.27%)
      Fresenius AG                                                           12,605                           2,091,477
                                                                                             ---------------------------
      TOTAL PREFERRED STOCKS                                                              $                   4,596,537
                                                                                             ---------------------------
                                                            Principal
                                                              Amount                            Value
                                                       ----------------------------- ------- ---------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
      U.S. Treasury Bill (0.16%)
         4.69%, 8/17/2006 (d)                                  750,000                             748,387
         4.725%, 9/ 7/2006 (d)                                 150,000                             149,259
         4.955%, 10/19/2006 (d)                                350,000                             346,258
                                                                                ---------------------------
                                                                                                 1,243,904
                                                                                               ------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGAT                                      $   1,243,904
                                                                                               ------------

      MONEY MARKET FUNDS (0.79%)
      BNY Institutional Cash Reserve Fund (e)                             6,007,000              6,007,000
                                                                                               ------------
      TOTAL MONEY MARKET FUNDS                                                               $   6,007,000
                                                                                               ------------
      Total Investments                                                                      $ 748,120,889
      Other Assets in Excess of Liabilities, Net - 2.17                                         16,598,503
                                                                                               ------------
      TOTAL NET ASSETS - 100.00%                                                             $ 764,719,392
                                                                                               ============
                                                                                               ------------

                                                                                               ============

      (a) Non-Income Producing Security
      (b) Security or a portion of the security was on loan at the end of the period.
      (c) Market value is determined in accordance
        with procedures established in good faith by
         the Board of Directors.  At the end of the
        period, the value of these securities totaled
         $133,445 or 0.02% of net assets.

      (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
        $1,243,904 or 0.16% of net assets.

      (e) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                 $      108,904,255
      Unrealized Depreciation                                                                       (14,194,240)
                                                                                                 ----------------
      Net Unrealized Appreciation (Depreciation)                                                      94,710,015
      Cost for federal income tax purposes                                                           653,410,874


                                                                    SCHEDULE OF FUTURES CONTRACTS
                                                                             Current                   Unrealized
                                          Number of        Original           Market                  Appreciation/
      Type                                Contracts          Value            Value                   (Depreciation)
      ----------------------------------- ---------- ----------------------------------------- ----------------------
      Buy:
      DJ Euro Stoxx 50; September 2006       125          $5,461,366        $5,894,195                $432,829
      FTSE 100 Index; September 2006         73            7,701,408         8,063,256                 361,848
      Topix Index; September 2006            57            7,970,992         7,822,650               (148,342)

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------- -----------------------
      Country                                                                                               Percent
      ----------------------------- -------------------------------------------------------- -----------------------
      Japan                                                                                                  23.26%
      United Kingdom                                                                                        21.82%
      France                                                                                                 8.46%
      Switzerland                                                                                            7.77%
      Germany                                                                                                7.47%
      Australia                                                                                              5.06%
      Italy                                                                                                  4.84%
      Netherlands                                                                                            4.67%
      Spain                                                                                                  3.77%
      Hong Kong                                                                                              1.83%
      Norway                                                                                                 1.78%
      Finland                                                                                                1.48%
      Sweden                                                                                                 1.10%
      Ireland                                                                                                0.97%
      United States                                                                                          0.95%
      Singapore                                                                                              0.84%
      Austria                                                                                                0.60%
      Greece                                                                                                 0.49%
      Belgium                                                                                                0.37%
      Denmark                                                                                                0.30%
      Other Assets in Excess of                                                                              2.17%
      Liabilities, Net
                                                                                                           --------
      TOTAL NET ASSETS                                                                                     100.00%
                                                                                                           ========

      Other Assets Summary (unaudited)
      ----------------------------- ------------------------
      Asset Type                                    Percent
      ----------------------------- ------------------------
      Currency Contracts                              3.02%
      Futures                                         2.85%


                                       SCHEDULE OF FOREIGN CURRENCY CONTRACTS
        Foreign Currency        Delivery       Contracts to        In Exchange For        Value         Net Unrealized
       Purchase Contracts         Date            Accept                                                Appreciation
      ---------------------- ---------------- ---------------- ----------------------------------- ----------------------

      Euro                        08/15/2006        6,223,744         $8,000,000         $7,950,779     $(49,221)
      British Pound               08/15/2006        3,730,747          7,000,000          6,967,563      (32,437)
      Japanese Yen                08/15/2006      930,979,500          8,500,000          8,155,372     (344,628)



      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Blend Fund
                                                     Shares
                                                      Held                           Value
                                                   ------------------------ ---------------------------------
      COMMON STOCKS (99.28%)
      Advertising Agencies (0.03%)
      Omnicom Group Inc                                              3,400       $                   300,934
                                                                                   --------------------------

      Advertising Sales (0.21%)
      Lamar Advertising Co (a)(b)                                   37,600                         1,843,904
                                                                                   --------------------------

      Aerospace & Defense (1.05%)
      Boeing Co                                                     47,300                         3,661,966
      General Dynamics Corp                                         36,840                         2,469,017
      Rockwell Collins Inc                                          57,300                         3,058,101
                                                                                   --------------------------
                                                                                                   9,189,084
                                                                                   --------------------------
      Aerospace & Defense Equipment (0.56%)
      Goodrich Corp                                                 46,400                         1,873,168
      United Technologies Corp                                      47,900                         2,978,901
                                                                                   --------------------------
                                                                                                   4,852,069
                                                                                   --------------------------
      Agricultural Chemicals (0.32%)
      Monsanto Co                                                   45,000                         1,934,550
      Potash Corp of Saskatchewan                                    9,000                           850,500
                                                                                   --------------------------
                                                                                                   2,785,050
                                                                                   --------------------------
      Airlines (0.20%)
      Southwest Airlines Co                                         96,500                         1,736,035
                                                                                   --------------------------

      Applications Software (2.23%)
      Microsoft Corp                                               695,900                        16,722,477
      Red Hat Inc (a)(b)                                            81,400                         1,927,552
      Salesforce.com Inc (a)(b)                                     30,300                           778,710
                                                                                   --------------------------
                                                                                                  19,428,739
                                                                                   --------------------------
      Athletic Footwear (0.13%)
      Nike Inc (a)                                                  14,500                         1,145,500
                                                                                   --------------------------

      Audio & Video Products (0.06%)
      Harman International Industries Inc                            6,900                           553,380
                                                                                   --------------------------

      Auto - Car & Light Trucks (0.07%)
      General Motors Corp (a)                                       18,600                           599,478
                                                                                   --------------------------

      Beverages - Non-Alcoholic (1.98%)
      Coca-Cola Co/The                                             178,400                         7,938,800
      Coca-Cola Enterprises Inc                                     32,500                           697,450
      PepsiCo Inc                                                  135,800                         8,607,004
                                                                                   --------------------------
                                                                                                  17,243,254
                                                                                   --------------------------
      Brewery (0.35%)
      Anheuser-Busch Cos Inc                                        63,700                         3,067,155
                                                                                   --------------------------

      Broadcasting Services & Programming (0.20%)
      Liberty Media Holding Corp - Capital (b)                      20,995                         1,713,402
                                                                                   --------------------------

      Building - Residential & Commercial (0.31%)
      DR Horton Inc (a)                                             37,900                           812,197
      Lennar Corp                                                   35,100                         1,570,023

      Standard-Pacific Corp                                         15,500                           346,115
                                                                                   --------------------------
                                                                                                   2,728,335
                                                                                   --------------------------
      Building Products - Air & Heating (0.18%)
      American Standard Cos Inc (a)                                 40,400                         1,560,652
                                                                                   --------------------------

      Building Products - Wood (0.14%)
      Masco Corp (a)                                                44,900                         1,200,177
                                                                                   --------------------------

      Cable TV (1.01%)
      Comcast Corp (a)(b)                                          158,200                         5,438,916
      EchoStar Communications Corp (b)                              45,500                         1,594,775
      Rogers Communications Inc (a)                                 42,300                         1,806,210
                                                                                   --------------------------
                                                                                                   8,839,901
                                                                                   --------------------------
      Casino Hotels (0.22%)
      Harrah's Entertainment Inc                                    18,400                         1,106,024
      Wynn Resorts Ltd (a)(b)                                       12,600                           806,526
                                                                                   --------------------------
                                                                                                   1,912,550
                                                                                   --------------------------
      Casino Services (0.30%)
      International Game Technology                                 67,300                         2,601,818
                                                                                   --------------------------

      Chemicals - Diversified (0.66%)
      Dow Chemical Co/The                                           76,700                         2,652,286
      EI Du Pont de Nemours & Co                                    77,700                         3,081,582
                                                                                   --------------------------
                                                                                                   5,733,868
                                                                                   --------------------------
      Chemicals - Specialty (0.17%)
      Ecolab Inc (a)                                                25,400                         1,093,978
      Sigma-Aldrich Corp (a)                                         5,400                           375,300
                                                                                   --------------------------
                                                                                                   1,469,278
                                                                                   --------------------------
      Coal (0.11%)
      Consol Energy Inc                                             24,200                           996,072
                                                                                   --------------------------

      Commercial Banks (0.89%)
      First Horizon National Corp (a)                               83,600                         3,502,840
      Synovus Financial Corp (a)                                   150,300                         4,247,478
                                                                                   --------------------------
                                                                                                   7,750,318
                                                                                   --------------------------
      Commercial Services (0.05%)
      ChoicePoint Inc (a)(b)                                        11,700                           399,672
                                                                                   --------------------------

      Commercial Services - Finance (0.13%)
      Moody's Corp                                                  20,400                         1,119,552
                                                                                   --------------------------

      Computer Services (0.08%)
      Affiliated Computer Services Inc (a)(b)                       14,500                           738,485
                                                                                   --------------------------

      Computers (2.83%)
      Apple Computer Inc (b)                                       127,700                         8,678,492
      Dell Inc (a)(b)                                              276,100                         5,985,848
      Hewlett-Packard Co                                            54,400                         1,735,904
      International Business Machines Corp                          31,500                         2,438,415
      Sun Microsystems Inc (b)                                   1,337,200                         5,816,820
                                                                                   --------------------------
                                                                                                  24,655,479
                                                                                   --------------------------
      Computers - Memory Devices (0.24%)
      EMC Corp/Massachusetts (b)                                   134,300                         1,363,145
      Network Appliance Inc (a)(b)                                  23,800                           706,622
                                                                                   --------------------------
                                                                                                   2,069,767
                                                                                   --------------------------

      Consulting Services (0.19%)
      Accenture Ltd                                                 57,700                         1,688,302
                                                                                   --------------------------

      Consumer Products - Miscellaneous (0.35%)
      Clorox Co                                                     11,500                           689,310
      Fortune Brands Inc                                            10,700                           775,964
      Kimberly-Clark Corp                                           26,700                         1,630,035
                                                                                   --------------------------
                                                                                                   3,095,309
                                                                                   --------------------------
      Cosmetics & Toiletries (2.18%)
      Avon Products Inc                                             48,800                         1,414,712
      Colgate-Palmolive Co                                          38,400                         2,277,888
      Procter & Gamble Co                                          271,757                        15,272,743
                                                                                   --------------------------
                                                                                                  18,965,343
                                                                                   --------------------------
      Cruise Lines (0.20%)
      Carnival Corp                                                 45,400                         1,768,784
                                                                                   --------------------------

      Data Processing & Management (0.68%)
      Automatic Data Processing Inc                                 62,800                         2,748,128
      First Data Corp                                               53,200                         2,173,220
      Fiserv Inc (a)(b)                                              5,800                           253,228
      NAVTEQ Corp (a)(b)                                            26,100                           735,498
                                                                                   --------------------------
                                                                                                   5,910,074
                                                                                   --------------------------
      Dental Supplies & Equipment (0.07%)
      Patterson Cos Inc (a)(b)                                      19,000                           631,940
                                                                                   --------------------------

      Dialysis Centers (0.04%)
      DaVita Inc (b)                                                 6,700                           335,134
                                                                                   --------------------------

      Disposable Medical Products (0.07%)
      CR Bard Inc                                                    9,100                           645,827
                                                                                   --------------------------

      Distribution & Wholesale (0.10%)
      Genuine Parts Co                                              20,600                           857,784
                                                                                   --------------------------

      Diversified Manufacturing Operations (6.53%)
      3M Co                                                         31,700                         2,231,680
      Danaher Corp (a)                                             120,700                         7,869,640
      Eaton Corp                                                    12,900                           826,890
      General Electric Co                                          809,700                        26,469,093
      Honeywell International Inc                                  147,000                         5,688,900
      Illinois Tool Works Inc                                       85,200                         3,896,196
      Ingersoll-Rand Co Ltd                                         23,400                           837,720
      ITT Corp                                                      14,000                           707,700
      Tyco International Ltd                                       321,500                         8,387,935
                                                                                   --------------------------
                                                                                                  56,915,754
                                                                                   --------------------------
      Diversified Minerals (0.20%)
      BHP Billiton Ltd ADR (a)                                      41,900                         1,768,180
                                                                                   --------------------------

      Diversified Operations &
        Commercial Services (0.19%)
      Cendant Corp                                                 108,600                         1,630,086
                                                                                   --------------------------

      E-Commerce - Products (0.17%)
      Amazon.Com Inc (a)(b)                                         53,700                         1,443,993
                                                                                   --------------------------


      E-Commerce - Services (0.01%)
      Liberty Media Holding Corp - Interactive (b)                   3,775                            62,174
                                                                                   --------------------------

      Electric - Generation (0.25%)
      AES Corp/The (a)(b)                                          108,500                         2,154,810
                                                                                   --------------------------

      Electric - Integrated (2.79%)
      Constellation Energy Group Inc                                17,900                         1,036,589
      Duke Energy Corp                                             120,000                         3,638,400
      Edison International                                          41,200                         1,704,856
      Entergy Corp                                                  51,600                         3,978,360
      Exelon Corp                                                   96,000                         5,558,400
      FirstEnergy Corp                                              23,800                         1,332,800
      Pinnacle West Capital Corp                                    42,000                         1,806,420
      PPL Corp (a)                                                  62,600                         2,129,652
      TECO Energy Inc                                               56,500                           900,610
      TXU Corp (a)                                                  35,200                         2,260,896
                                                                                   --------------------------
                                                                                                  24,346,983
                                                                                   --------------------------
      Electronic Components - Miscellaneous (0.30%)
      Flextronics International Ltd (b)                            102,900                         1,166,886
      Jabil Circuit Inc                                             61,600                         1,422,960
                                                                                   --------------------------
                                                                                                   2,589,846
                                                                                   --------------------------
      Electronic Components - Semiconductors (1.75%
      Broadcom Corp (b)                                             60,800                         1,458,592
      Intel Corp                                                   574,100                        10,333,800
      Nvidia Corp (b)                                               57,900                         1,281,327
      Xilinx Inc                                                   109,500                         2,221,755
                                                                                   --------------------------
                                                                                                  15,295,474
                                                                                   --------------------------
      Electronic Forms (0.14%)
      Adobe Systems Inc (b)                                         43,400                         1,237,334
                                                                                   --------------------------

      Electronic Measurement Instruments (0.15%)
      Tektronix Inc                                                 48,500                         1,322,595
                                                                                   --------------------------

      Engineering - Research &
        Development Services (0.08%)
      Fluor Corp                                                     8,200                           720,206
                                                                                   --------------------------

      Enterprise Software & Services (0.48%)
      Oracle Corp (b)                                              281,500                         4,214,055
                                                                                   --------------------------

      Entertainment Software (0.12%)
      Electronic Arts Inc (a)(b)                                    22,000                         1,036,420
                                                                                   --------------------------

      Fiduciary Banks (0.58%)
      Investors Financial Services Corp                             35,700                         1,600,074
      State Street Corp                                             57,000                         3,423,420
                                                                                   --------------------------
                                                                                                   5,023,494
                                                                                   --------------------------
      Filtration & Separation Products (0.12%)
      Pall Corp                                                     40,000                         1,043,200
                                                                                   --------------------------

      Finance - Consumer Loans (0.40%)
      SLM Corp                                                      68,700                         3,455,610
                                                                                   --------------------------

      Finance - Credit Card (0.67%)
      American Express Co                                           69,400                         3,612,964

      Capital One Financial Corp                                    29,300                         2,266,355
                                                                                   --------------------------
                                                                                                   5,879,319
                                                                                   --------------------------
      Finance - Investment Banker & Broker (7.10%)
      Citigroup Inc                                                374,600                        18,096,926
      E*Trade Financial Corp (b)                                   174,500                         4,067,595
      Goldman Sachs Group Inc                                       52,200                         7,973,550
      JPMorgan Chase & Co                                          418,428                        19,088,685
      Lehman Brothers Holdings Inc                                  54,200                         3,520,290
      Merrill Lynch & Co Inc                                        23,200                         1,689,424
      Morgan Stanley                                                80,000                         5,320,000
      TD Ameritrade Holding Corp (a)                               129,900                         2,127,762
                                                                                   --------------------------
                                                                                                  61,884,232
                                                                                   --------------------------
      Finance - Mortgage Loan/Banker (0.43%)
      Countrywide Financial Corp                                   105,500                         3,780,065
                                                                                   --------------------------

      Finance - Other Services (0.34%)
      Cbot Holdings Inc (a)(b)                                       7,500                           939,750
      Chicago Mercantile Exchange Holdings Inc (a)                   4,370                         2,015,444
                                                                                   --------------------------
                                                                                                   2,955,194
                                                                                   --------------------------
      Food - Miscellaneous/Diversified (0.74%)
      Campbell Soup Co                                              20,200                           740,936
      General Mills Inc                                             50,700                         2,631,330
      HJ Heinz Co                                                   13,100                           549,807
      Kellogg Co (a)                                                37,000                         1,782,290
      McCormick & Co Inc                                            10,800                           378,648
      Sara Lee Corp                                                 21,400                           361,660
                                                                                   --------------------------
                                                                                                   6,444,671
                                                                                   --------------------------
      Food - Retail (0.08%)
      Kroger Co/The                                                 31,600                           724,588
                                                                                   --------------------------

      Food - Wholesale & Distribution (0.17%)
      Sysco Corp (a)                                                52,200                         1,440,720
                                                                                   --------------------------

      Forestry (0.15%)
      Weyerhaeuser Co                                               22,200                         1,302,252
                                                                                   --------------------------

      Gas - Distribution (0.24%)
      AGL Resources Inc                                             23,800                           928,676
      NiSource Inc                                                  53,100                         1,208,025
                                                                                   --------------------------
                                                                                                   2,136,701
                                                                                   --------------------------
      Gold Mining (0.23%)
      Newmont Mining Corp                                           39,800                         2,038,954
                                                                                   --------------------------

      Hotels & Motels (0.16%)
      Marriott International Inc                                    40,300                         1,417,754
                                                                                   --------------------------

      Human Resources (0.16%)
      Monster Worldwide Inc (b)                                     18,800                           752,000
      Robert Half International Inc (a)                             19,100                           618,076
                                                                                   --------------------------
                                                                                                   1,370,076
                                                                                   --------------------------
      Identification Systems - Development (0.28%)
      Symbol Technologies Inc                                      218,100                         2,410,005
                                                                                   --------------------------

      Independent Power Producer (0.18%)
      Dynegy Inc (b)                                               135,600                           763,428

      NRG Energy Inc (a)(b)                                         16,600                           817,550
                                                                                   --------------------------
                                                                                                   1,580,978
                                                                                   --------------------------
      Instruments - Controls (0.07%)
      Thermo Electron Corp (b)                                      15,900                           588,459
                                                                                   --------------------------

      Instruments - Scientific (0.07%)
      Fisher Scientific International Inc (b)                        8,800                           652,168
                                                                                   --------------------------

      Insurance Brokers (0.35%)
      Marsh & McLennan Cos Inc                                      92,500                         2,500,275
      Willis Group Holdings Ltd (a)                                 15,800                           513,974
                                                                                   --------------------------
                                                                                                   3,014,249
                                                                                   --------------------------
      Internet Content - Information & News (0.03%)
      CNET Networks Inc (a)(b)                                      28,200                           238,008
                                                                                   --------------------------

      Internet Security (0.34%)
      McAfee Inc (b)                                                79,400                         1,711,070
      Symantec Corp (a)(b)                                          51,926                           901,955
      VeriSign Inc (a)(b)                                           19,100                           342,463
                                                                                   --------------------------
                                                                                                   2,955,488
                                                                                   --------------------------
 Investment Management & Advisory Services (0.65%)
      Affiliated Managers Group Inc (a)(b)                           7,800                           714,090
      Ameriprise Financial Inc                                      35,200                         1,569,920
      Franklin Resources Inc                                        13,300                         1,216,285
      Janus Capital Group Inc                                       17,200                           278,468
      Legg Mason Inc                                                22,500                         1,878,075
                                                                                   --------------------------
                                                                                                   5,656,838
                                                                                   --------------------------
      Leisure & Recreation Products (0.06%)
      Brunswick Corp                                                17,100                           505,647
                                                                                   --------------------------

      Life & Health Insurance (1.10%)
      Aflac Inc                                                     43,300                         1,911,262
      Cigna Corp                                                    22,300                         2,034,875
      Lincoln National Corp                                         32,920                         1,865,906
      Prudential Financial Inc                                      48,100                         3,782,584
                                                                                   --------------------------
                                                                                                   9,594,627
                                                                                   --------------------------
      Linen Supply & Related Items (0.04%)
      Cintas Corp (a)                                               10,400                           367,120
                                                                                   --------------------------

      Machinery - Construction & Mining (0.10%)
      Caterpillar Inc                                               12,300                           871,701
                                                                                   --------------------------

      Medical - Biomedical/Gene (1.21%)
      Amgen Inc (b)                                                 94,600                         6,597,404
      Biogen Idec Inc (b)                                           33,200                         1,398,384
      Genentech Inc (a)(b)                                           9,200                           743,544
      Genzyme Corp (b)                                              26,100                         1,782,108
                                                                                   --------------------------
                                                                                                  10,521,440
                                                                                   --------------------------
      Medical - Drugs (5.05%)
      Abbott Laboratories (a)                                      108,500                         5,183,045
      Allergan Inc                                                  20,200                         2,178,570
      Bristol-Myers Squibb Co (a)                                   23,600                           565,692
      Cephalon Inc (a)(b)                                            8,800                           578,512
      Eli Lilly & Co                                                87,800                         4,984,406
      Merck & Co Inc                                               173,800                         6,998,926
      Pfizer Inc                                                   562,000                        14,606,380

      Schering-Plough Corp                                         109,300                         2,234,092
      Sepracor Inc (a)(b)                                            4,800                           237,120
      Shire PLC ADR (a)                                             28,700                         1,392,237
      Wyeth                                                        105,000                         5,089,350
                                                                                   --------------------------
                                                                                                  44,048,330
                                                                                   --------------------------
      Medical - Generic Drugs (0.10%)
      Barr Pharmaceuticals Inc (b)                                  18,300                           910,608
                                                                                   --------------------------

      Medical - HMO (1.43%)
      Aetna Inc                                                     82,000                         2,582,180
      Coventry Health Care Inc (b)                                  14,600                           769,420
      Humana Inc (b)                                                30,800                         1,722,644
      UnitedHealth Group Inc                                       100,400                         4,802,132
      WellPoint Inc (b)                                             34,800                         2,592,600
                                                                                   --------------------------
                                                                                                  12,468,976
                                                                                   --------------------------
      Medical - Hospitals (0.06%)
      Community Health Systems Inc (b)                              15,300                           554,778
                                                                                   --------------------------

      Medical - Wholesale Drug Distribution (0.36%)
      Cardinal Health Inc                                           46,300                         3,102,100
                                                                                   --------------------------

      Medical Instruments (1.09%)
      Boston Scientific Corp (b)                                   158,900                         2,702,889
      Medtronic Inc (a)                                            102,000                         5,153,040
      St Jude Medical Inc (b)                                       45,200                         1,667,880
                                                                                   --------------------------
                                                                                                   9,523,809
                                                                                   --------------------------
      Medical Products (2.04%)
      Baxter International Inc                                      45,700                         1,919,400
      Johnson & Johnson                                            226,200                        14,148,810
      Stryker Corp (a)                                              11,700                           532,467
      Zimmer Holdings Inc (a)(b)                                    18,900                         1,195,236
                                                                                   --------------------------
                                                                                                  17,795,913
                                                                                   --------------------------
      Metal - Aluminum (0.20%)
      Alcan Inc (a)                                                 17,600                           805,376
      Alcoa Inc                                                     32,700                           979,365
                                                                                   --------------------------
                                                                                                   1,784,741
                                                                                   --------------------------
      Multi-Line Insurance (2.71%)
      American International Group Inc                             232,200                        14,087,574
      Genworth Financial Inc                                        58,200                         1,996,260
      Hartford Financial Services Group Inc                         52,500                         4,454,100
      Loews Corp                                                    24,100                           893,146
      Metlife Inc (a)                                               17,300                           899,600
      XL Capital Ltd (a)                                            20,700                         1,318,590
                                                                                   --------------------------
                                                                                                  23,649,270
                                                                                   --------------------------
      Multimedia (1.62%)
      EW Scripps Co                                                  7,800                           333,294
      McGraw-Hill Cos Inc/The                                       20,300                         1,142,890
      Meredith Corp                                                  5,200                           245,596
      News Corp                                                     67,100                         1,291,004
      Time Warner Inc                                              243,100                         4,011,150
      Viacom Inc (b)                                                96,100                         3,349,085
      Walt Disney Co                                               126,800                         3,764,692
                                                                                   --------------------------
                                                                                                  14,137,711
                                                                                   --------------------------
      Networking Products (1.33%)
      Cisco Systems Inc (b)                                        481,800                         8,600,130

      Juniper Networks Inc (a)(b)                                  219,600                         2,953,620
                                                                                   --------------------------
                                                                                                  11,553,750
                                                                                   --------------------------
      Non-Hazardous Waste Disposal (0.32%)
      Republic Services Inc (a)                                     35,400                         1,421,664
      Waste Management Inc                                          38,600                         1,327,068
                                                                                   --------------------------
                                                                                                   2,748,732
                                                                                   --------------------------
      Office Automation & Equipment (0.14%)
      Pitney Bowes Inc                                              30,600                         1,264,392
                                                                                   --------------------------

      Office Supplies & Forms (0.13%)
      Avery Dennison Corp                                           18,600                         1,090,518
                                                                                   --------------------------

      Oil - Field Services (1.83%)
      Baker Hughes Inc                                              41,000                         3,277,950
      BJ Services Co (a)                                            38,300                         1,389,141
      Halliburton Co                                                38,800                         1,294,368
      Schlumberger Ltd                                             149,100                         9,967,335
                                                                                   --------------------------
                                                                                                  15,928,794
                                                                                   --------------------------
      Oil & Gas Drilling (0.47%)
      Nabors Industries Ltd (a)(b)                                  38,400                         1,356,288
      Transocean Inc (a)(b)                                         35,900                         2,772,557
                                                                                   --------------------------
                                                                                                   4,128,845
                                                                                   --------------------------
     Oil Company - Exploration & Production (1.05%)
      Anadarko Petroleum Corp                                       42,800                         1,957,672
      Devon Energy Corp (a)                                         20,600                         1,331,584
      EOG Resources Inc                                             19,200                         1,423,680
      Murphy Oil Corp (a)                                           53,600                         2,758,256
      XTO Energy Inc                                                35,966                         1,690,042
                                                                                   --------------------------
                                                                                                   9,161,234
                                                                                   --------------------------
      Oil Company - Integrated (6.21%)
      Chevron Corp                                                 169,400                        11,143,132
      ConocoPhillips                                                92,000                         6,314,880
      Exxon Mobil Corp                                             480,100                        32,521,974
      Occidental Petroleum Corp                                     21,300                         2,295,075
      Total SA ADR                                                  27,600                         1,883,148
                                                                                   --------------------------
                                                                                                  54,158,209
                                                                                   --------------------------
      Oil Field Machinery & Equipment (0.46%)
      FMC Technologies Inc (b)                                      24,200                         1,525,084
      Grant Prideco Inc (b)                                         39,600                         1,802,196
      National Oilwell Varco Inc (a)(b)                             10,100                           677,104
                                                                                   --------------------------
                                                                                                   4,004,384
                                                                                   --------------------------
      Oil Refining & Marketing (0.29%)
      Valero Energy Corp                                            37,600                         2,535,368
                                                                                   --------------------------

      Optical Supplies (0.10%)
      Alcon Inc                                                      8,200                           905,444
                                                                                   --------------------------

      Paper & Related Products (0.33%)
      Bowater Inc (a)                                               19,800                           401,544
      International Paper Co                                        63,800                         2,190,254
      Potlatch Corp (a)                                              7,663                           265,217
                                                                                   --------------------------
                                                                                                   2,857,015
                                                                                   --------------------------
      Pharmacy Services (0.58%)
      Caremark Rx Inc                                               52,100                         2,750,880
      Medco Health Solutions Inc (b)                                38,400                         2,278,272
                                                                                   --------------------------
                                                                                                   5,029,152
                                                                                   --------------------------

                                                                                   --------------------------
      Pipelines (0.35%)
      Williams Cos Inc                                             124,700                         3,023,975
                                                                                   --------------------------

      Power Converter & Supply Equipment (0.04%)
      American Power Conversion Corp (a)                            19,000                           320,720
                                                                                   --------------------------

      Property & Casualty Insurance (0.43%)
      Progressive Corp/The                                          51,000                         1,233,690
      St Paul Travelers Cos Inc/The                                 55,371                         2,535,992
                                                                                   --------------------------
                                                                                                   3,769,682
                                                                                   --------------------------
      Publishing - Newspapers (0.27%)
      Dow Jones & Co Inc                                            10,900                           381,936
      Gannett Co Inc (a)                                            17,600                           917,312
      Tribune Co (a)                                                22,800                           677,388
      Washington Post Co/The                                           500                           385,500
                                                                                   --------------------------
                                                                                                   2,362,136
                                                                                   --------------------------
      Regional Banks (4.75%)
      Bank of America Corp                                         189,370                         9,758,236
      Fifth Third Bancorp                                          218,800                         8,345,032
      National City Corp (a)                                       122,900                         4,424,400
      PNC Financial Services Group Inc                               9,100                           644,644
      SunTrust Banks Inc                                            54,200                         4,274,754
      US Bancorp                                                   160,800                         5,145,600
      Wells Fargo & Co                                             122,500                         8,861,650
                                                                                   --------------------------
                                                                                                  41,454,316
                                                                                   --------------------------
      Reinsurance (0.10%)
      Axis Capital Holdings Ltd                                     30,000                           886,800
                                                                                   --------------------------

      REITS - Apartments (0.29%)
      Archstone-Smith Trust                                         47,500                         2,492,325
                                                                                   --------------------------

      REITS - Mortgage (0.23%)
      CapitalSource Inc (a)                                         85,446                         2,015,671
                                                                                   --------------------------

      REITS - Office Property (0.32%)
      Boston Properties Inc (a)                                     28,700                         2,818,340
                                                                                   --------------------------

      REITS - Regional Malls (0.12%)
      Simon Property Group Inc                                      12,100                         1,034,913
                                                                                   --------------------------

      REITS - Shopping Centers (0.06%)
      Kimco Realty Corp                                             13,900                           545,436
                                                                                   --------------------------

      REITS - Warehouse & Industrial (0.18%)
      Prologis                                                      27,700                         1,533,195
                                                                                   --------------------------

      Retail - Apparel & Shoe (0.15%)
      Ross Stores Inc                                               53,400                         1,329,126
                                                                                   --------------------------

      Retail - Bedding (0.31%)
      Bed Bath & Beyond Inc (b)                                     80,600                         2,698,488
                                                                                   --------------------------

      Retail - Building Products (1.10%)
      Home Depot Inc                                               185,100                         6,424,821
      Lowe's Cos Inc                                               111,800                         3,169,530
                                                                                   --------------------------
                                                                                                   9,594,351
                                                                                   --------------------------

      Retail - Consumer Electronics (0.21%)
      Best Buy Co Inc (a)                                           40,000                         1,813,600
                                                                                   --------------------------

      Retail - Discount (2.18%)
      Costco Wholesale Corp                                         35,600                         1,878,256
      Target Corp                                                   83,400                         3,829,728
      TJX Cos Inc                                                  123,000                         2,997,510
      Wal-Mart Stores Inc                                          230,900                        10,275,050
                                                                                   --------------------------
                                                                                                  18,980,544
                                                                                   --------------------------
      Retail - Drug Store (0.74%)
      CVS Corp                                                      62,000                         2,028,640
      Walgreen Co                                                   95,300                         4,458,134
                                                                                   --------------------------
                                                                                                   6,486,774
                                                                                   --------------------------
      Retail - Office Supplies (0.15%)
      Staples Inc                                                   60,750                         1,313,415
                                                                                   --------------------------

      Retail - Regional Department Store (0.92%)
      Kohl's Corp (a)(b)                                           142,000                         8,041,460
                                                                                   --------------------------

      Retail - Restaurants (0.16%)
      Panera Bread Co (a)(b)                                        11,900                           622,489
      Starbucks Corp (a)(b)                                         22,200                           760,572
                                                                                   --------------------------
                                                                                                   1,383,061
                                                                                   --------------------------
      Savings & Loans - Thrifts (0.18%)
      Washington Mutual Inc                                         35,600                         1,591,320
                                                                                   --------------------------

      Schools (0.05%)
      Apollo Group Inc (a)(b)                                        8,600                           406,952
                                                                                   --------------------------

      Semiconductor Component
        - Integrated Circuits (0.56%)
      Linear Technology Corp                                        21,500                           695,525
      Marvell Technology Group Ltd (b)                             114,200                         2,118,410
      Maxim Integrated Products Inc                                 70,800                         2,080,104
                                                                                   --------------------------
                                                                                                   4,894,039
                                                                                   --------------------------
      Semiconductor Equipment (0.35%)
      Applied Materials Inc                                        194,900                         3,067,726
                                                                                   --------------------------

      Steel - Producers (0.25%)
      Nucor Corp                                                    41,400                         2,201,238
                                                                                   --------------------------

      Telecommunication Equipment (0.26%)
      Comverse Technology Inc (a)(b)                                14,800                           286,824
      Lucent Technologies Inc (a)(b)                               929,500                         1,979,835
                                                                                   --------------------------
                                                                                                   2,266,659
                                                                                   --------------------------
      Telecommunication Equipment
        - Fiber Optics (0.04%)
      Corning Inc (b)                                               17,500                           333,725
                                                                                   --------------------------

      Telecommunication Services (0.50%)
      TELUS Corp                                                   102,800                         4,318,628
                                                                                   --------------------------

      Telephone - Integrated (1.85%)
      Alltel Corp                                                   34,400                         1,897,848
      AT&T Inc                                                       5,800                           173,942
      BellSouth Corp                                                97,600                         3,822,992
      Sprint Nextel Corp                                           159,358                         3,155,288
      Verizon Communications Inc                                   195,800                         6,621,956

      Windstream Corp                                               35,567                           445,656
                                                                                   --------------------------
                                                                                                  16,117,682
                                                                                   --------------------------
      Television (0.12%)
      Univision Communications Inc (a)(b)                           32,500                         1,085,500
                                                                                   --------------------------

      Therapeutics (0.29%)
      Gilead Sciences Inc (b)                                       40,800                         2,508,384
                                                                                   --------------------------

      Tobacco (1.73%)
      Altria Group Inc (a)                                         188,800                        15,098,336
                                                                                   --------------------------

      Toys (0.09%)
      Mattel Inc                                                    41,700                           752,268
                                                                                   --------------------------

      Transport - Rail (0.90%)
      Norfolk Southern Corp                                         71,200                         3,091,504
      Union Pacific Corp                                            55,600                         4,726,000
                                                                                   --------------------------
                                                                                                   7,817,504
                                                                                   --------------------------
      Transport - Services (0.59%)
      FedEx Corp                                                    12,400                         1,298,404
      United Parcel Service Inc (a)                                 55,800                         3,845,178
                                                                                   --------------------------
                                                                                                   5,143,582
                                                                                   --------------------------
      Web Portals (1.18%)
      Google Inc (b)                                                19,100                         7,384,060
      Yahoo! Inc (a)(b)                                            106,600                         2,893,124
                                                                                   --------------------------
                                                                                                  10,277,184
                                                                                   --------------------------
      Wireless Equipment (1.58%)
      American Tower Corp (b)                                      128,892                         4,356,550
      Crown Castle International Corp (a)(b)                       112,500                         3,963,375
      Motorola Inc (a)                                              86,900                         1,977,844
      Nokia OYJ ADR                                                 95,700                         1,899,645
      Qualcomm Inc                                                  44,700                         1,576,122
                                                                                   --------------------------
                                                                                                13,773,536
                                                                        -----------------------------------
      TOTAL COMMON STOCKS                                            $                         865,618,537
                                                                        -----------------------------------


                                                                       Principal
                                                                         Amount                          Value
                                                                       ------------------------ ------- -------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
      U.S. Treasury Bill (0.05%)
         4.65%, 8/10/2006 (c)                                                          450,000                           449,461
                                                                                                        -------------------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                          $                   449,461
                                                                                                        -------------------------
      MONEY MARKET FUNDS (10.27%)
      BNY Institutional Cash Reserve Fund (d)                                       89,518,000                        89,518,000
                                                                                                        -------------------------
      TOTAL MONEY MARKET FUNDS                                                                       $                89,518,000
                                                                                                        -------------------------
      Total Investments                                                                              $               955,585,998
      Liabilities in Excess of Other Assets, Net - (9.60)%                                                          (83,663,812)
                                                                                                        -------------------------
      TOTAL NET ASSETS - 100.00%                                                                     $               871,922,186
                                                                                                        =========================
                                                                                                        -------------------------

                                                                                                        =========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $449,461 or 0.05% of net assets.

      (d)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                 $      106,251,574
      Unrealized Depreciation                                                                       (46,792,055)
                                                                                                 ----------------
      Net Unrealized Appreciation (Depreciation)                                                      59,459,519
      Cost for federal income tax purposes                                                           896,126,479


                                   SCHEDULE OF FUTURES CONTRACTS
                                                                       Current                  Unrealized
                                       Number of     Original           Market                Appreciation/
      Type                             Contracts       Value            Value                 (Depreciation)
      -------------------------------- ---------- --------------------------------------- -----------------------
      Buy:
      S&P 500 eMini; September 2006       97         $6,255,063        $6,216,730                  $(38,333)

      Portfolio Summary (unaudited)
      ----------------------------- ----------------------------------------------------- -----------------------
      Sector                                                                                             Percent
      ----------------------------- ----------------------------------------------------- -----------------------
      Financial                                                                                           32.15%
      Consumer, Non-cyclical                                                                              20.96%
      Industrial                                                                                          11.46%
      Energy                                                                                              10.77%
      Communications                                                                                      10.74%
      Technology                                                                                           9.61%
      Consumer, Cyclical                                                                                   7.87%
      Utilities                                                                                            3.47%
      Basic Materials                                                                                      2.52%
      Government                                                                                           0.05%
      Liabilities in Excess of                                                                          (-9.60%)
      Other Assets, Net
                                                                                          -----------------------
      TOTAL NET ASSETS                                                                                   100.00%
                                                                                          =======================

      Other Assets Summary (unaudited)
      ----------------------------- ----------------------------------------------------- -----------------------
      Asset Type                                                                                         Percent
      ----------------------------- ----------------------------------------------------- -----------------------
      Futures                                                                                              0.71%


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Blend Fund I
                                                       Shares
                                                        Held                              Value
                                                   -------------------------- ------- ----------------------------
      COMMON STOCKS (99.86%)
      Aerospace & Defense (3.31%)
      Boeing Co                                                       33,200       $                    2,570,344
      Lockheed Martin Corp                                            20,000                            1,593,600
      Northrop Grumman Corp                                           21,900                            1,449,561
      Raytheon Co                                                     27,000                            1,216,890
                                                                                      ----------------------------
                                                                                                        6,830,395
                                                                                      ----------------------------
      Aerospace & Defense Equipment (0.58%)
      United Technologies Corp                                        19,200                            1,194,048
                                                                                      ----------------------------

      Agricultural Chemicals (0.68%)
      Monsanto Co                                                     32,800                            1,410,072
                                                                                      ----------------------------

      Agricultural Operations (0.80%)
      Archer-Daniels-Midland Co                                       37,300                            1,641,200
                                                                                      ----------------------------

      Apparel Manufacturers (0.10%)
      Jones Apparel Group Inc                                          6,900                              204,240
                                                                                      ----------------------------

      Applications Software (1.70%)
      Microsoft Corp                                                 146,342                            3,516,598
                                                                                      ----------------------------

      Athletic Footwear (0.38%)
      Nike Inc                                                         9,900                              782,100
                                                                                      ----------------------------

    Auto/Truck Parts & Equipment - Original (0.07%)
      ArvinMeritor Inc (a)                                             9,000                              148,140
                                                                                      ----------------------------

      Batteries & Battery Systems (0.26%)
      Energizer Holdings Inc (b)                                       8,300                              528,129
                                                                                      ----------------------------

      Beverages - Non-Alcoholic (1.32%)
      Coca-Cola Co/The                                                22,800                            1,014,600
      PepsiCo Inc                                                     26,862                            1,702,514
                                                                                      ----------------------------
                                                                                                        2,717,114
                                                                                      ----------------------------
      Broadcasting Services & Programming (0.67%)
      Clear Channel Communications Inc (a)                            37,900                            1,097,205
      Liberty Media Holding Corp - Capital (b)                         3,410                              278,290
                                                                                      ----------------------------
                                                                                                        1,375,495
                                                                                      ----------------------------
     Building Products - Cement & Aggregate (0.11%)
      Martin Marietta Materials Inc                                    2,900                              233,508
                                                                                      ----------------------------

      Cable TV (0.40%)
      Comcast Corp (a)(b)                                             24,200                              831,996
                                                                                      ----------------------------

      Cellular Telecommunications (0.13%)
      US Cellular Corp (a)(b)                                          4,300                              258,645
                                                                                      ----------------------------

      Commercial Banks (0.73%)
      Regions Financial Corp                                          24,700                              896,363

      UnionBanCal Corp                                                10,000                              617,900
                                                                                      ----------------------------
                                                                                                        1,514,263
                                                                                      ----------------------------
      Commercial Services - Finance (0.39%)
      Moody's Corp (a)                                                14,700                              806,736
                                                                                      ----------------------------

      Computer Services (0.48%)
      Computer Sciences Corp (b)                                      18,900                              990,171
                                                                                      ----------------------------

      Computers (1.49%)
      Hewlett-Packard Co                                              72,500                            2,313,475
      International Business Machines Corp                             9,900                              766,359
                                                                                      ----------------------------
                                                                                                        3,079,834
                                                                                      ----------------------------
      Computers - Memory Devices (0.48%)
      EMC Corp/Massachusetts (b)                                      65,900                              668,885
      Western Digital Corp (a)(b)                                     18,500                              324,490
                                                                                      ----------------------------
                                                                                                          993,375
                                                                                      ----------------------------
      Consulting Services (0.58%)
      Accenture Ltd                                                   40,600                            1,187,956
                                                                                      ----------------------------

      Cosmetics & Toiletries (2.96%)
      Colgate-Palmolive Co                                            17,100                            1,014,372
      Procter & Gamble Co                                             90,744                            5,099,813
                                                                                      ----------------------------
                                                                                                        6,114,185
                                                                                      ----------------------------
      Data Processing & Management (0.97%)
      Automatic Data Processing Inc                                   11,000                              481,360
      CSG Systems International Inc (a)(b)                             6,600                              171,864
      First Data Corp                                                 16,300                              665,855
      Global Payments Inc                                              9,200                              391,368
      SEI Investments Co                                               6,000                              293,160
                                                                                      ----------------------------
                                                                                                        2,003,607
                                                                                      ----------------------------
      Distribution & Wholesale (0.10%)
      Tech Data Corp (b)                                               5,300                              197,054
                                                                                      ----------------------------

      Diversified Manufacturing Operations (3.19%)
      General Electric Co                                            188,663                            6,167,393
      SPX Corp                                                         3,900                              213,135
      Tyco International Ltd                                           7,600                              198,284
                                                                                      ----------------------------
                                                                                                        6,578,812
                                                                                      ----------------------------
      Diversified Minerals (0.59%)
      Cia Vale do Rio Doce ADR                                        52,200                            1,211,040
                                                                                      ----------------------------

      Drug Delivery Systems (0.07%)
      Hospira Inc (b)                                                  3,400                              148,546
                                                                                      ----------------------------

      Electric - Integrated (3.31%)
      American Electric Power Co Inc                                  37,600                            1,358,112
      Dominion Resources Inc/VA                                       13,800                            1,083,024
      Edison International                                            21,100                              873,118
      Exelon Corp                                                      5,000                              289,500
      PG&E Corp                                                       32,400                            1,350,432
      Sierra Pacific Resources (b)                                    10,300                              148,835
      TXU Corp (a)                                                    24,600                            1,580,058
      Wisconsin Energy Corp                                            3,700                              156,140
                                                                                      ----------------------------
                                                                                                        6,839,219
                                                                                      ----------------------------

      Electric Products - Miscellaneous (0.73%)
      Emerson Electric Co                                             19,000                            1,499,480
                                                                                      ----------------------------

     Electronic Components - Semiconductors (1.21%)
      Intel Corp                                                       8,200                              147,600
      Micron Technology Inc (a)(b)                                    38,100                              593,979
      Texas Instruments Inc                                           59,200                            1,762,976
                                                                                      ----------------------------
                                                                                                        2,504,555
                                                                                      ----------------------------
      Electronic Design Automation (0.34%)
      Cadence Design Systems Inc (b)                                  43,500                              704,265
                                                                                      ----------------------------

      Electronic Forms (0.28%)
      Adobe Systems Inc (b)                                           20,200                              575,902
                                                                                      ----------------------------

      Electronic Measurement Instruments (0.37%)
      Agilent Technologies Inc (b)                                    26,900                              765,036
                                                                                      ----------------------------

      Electronic Parts Distribution (0.15%)
      Arrow Electronics Inc (b)                                       10,800                              305,208
                                                                                      ----------------------------

      Engineering - Research &
             Development Services (0.43%)
      Fluor Corp                                                      10,100                              887,083
                                                                                      ----------------------------

      Enterprise Software & Services (0.20%)
      BMC Software Inc (b)                                             6,200                              145,204
      CA Inc (a)                                                          75                                1,572
      Novell Inc (b)                                                  19,500                              126,555
      Sybase Inc (a)(b)                                                6,600                              138,930
                                                                                      ----------------------------
                                                                                                          412,261
                                                                                      ----------------------------
      Fiduciary Banks (0.46%)
      State Street Corp                                               15,700                              942,942
                                                                                      ----------------------------

      Finance - Auto Loans (0.46%)
      AmeriCredit Corp (a)(b)                                         38,700                              951,633
                                                                                      ----------------------------

      Finance - Investment Banker & Broker (5.48%)
      Bear Stearns Cos Inc/The                                         3,000                              425,610
      Citigroup Inc                                                   71,782                            3,467,788
      E*Trade Financial Corp (b)                                      24,400                              568,764
      JPMorgan Chase & Co                                             70,180                            3,201,612
      Merrill Lynch & Co Inc                                          41,114                            2,993,921
      UBS AG (b)                                                      12,200                              663,680
                                                                                      ----------------------------
                                                                                                       11,321,375
                                                                                      ----------------------------
      Financial Guarantee Insurance (0.73%)
      MBIA Inc                                                        20,832                            1,225,130
      Radian Group Inc                                                 4,600                              283,038
                                                                                      ----------------------------
                                                                                                        1,508,168
                                                                                      ----------------------------
      Food - Meat Products (0.39%)
      Tyson Foods Inc (a)                                             56,900                              805,135
                                                                                      ----------------------------

      Food - Miscellaneous/Diversified (0.11%)
      General Mills Inc                                                4,500                              233,550
                                                                                      ----------------------------

      Food - Retail (1.02%)
      Kroger Co/The                                                   34,700                              795,671

      Safeway Inc                                                     47,000                            1,319,760
                                                                                      ----------------------------
                                                                                                        2,115,431
                                                                                      ----------------------------
      Forestry (0.07%)
      Weyerhaeuser Co                                                  2,600                              152,516
                                                                                      ----------------------------

      Gold Mining (0.07%)
      Newmont Mining Corp                                              2,900                              148,567
                                                                                      ----------------------------

      Health Care Cost Containment (0.66%)
      McKesson Corp                                                   27,000                            1,360,530
                                                                                      ----------------------------

      Home Furnishings (0.09%)
      Furniture Brands International Inc (a)                           9,000                              180,540
                                                                                      ----------------------------

      Hotels & Motels (0.71%)
      Choice Hotels International Inc (a)                             20,100                              856,662
      Starwood Hotels & Resorts Worldwide Inc                         11,700                              615,186
                                                                                      ----------------------------
                                                                                                        1,471,848
                                                                                      ----------------------------
      Human Resources (0.26%)
      Manpower Inc                                                     9,100                              541,268
                                                                                      ----------------------------

      Industrial Gases (0.07%)
      Airgas Inc                                                       4,100                              148,625
                                                                                      ----------------------------

      Instruments - Scientific (0.09%)
      Waters Corp (b)                                                  4,400                              178,992
                                                                                      ----------------------------

      Investment Management & Advisory Services (0.
      Ameriprise Financial Inc                                         7,400                              330,040
      Franklin Resources Inc                                           1,700                              155,465
      T Rowe Price Group Inc                                           7,000                              289,170
                                                                                      ----------------------------
                                                                                                          774,675
                                                                                      ----------------------------
      Leisure & Recreation Products (0.07%)
      Brunswick Corp                                                   5,100                              150,807
                                                                                      ----------------------------

      Life & Health Insurance (0.06%)
      Cigna Corp                                                       1,300                              118,625
                                                                                      ----------------------------

      Machinery - Construction & Mining (0.81%)
      Caterpillar Inc                                                 23,600                            1,672,532
                                                                                      ----------------------------

      Medical - Biomedical/Gene (2.33%)
      Amgen Inc (b)                                                   50,672                            3,533,865
      Genentech Inc (b)                                               13,200                            1,066,824
      Genzyme Corp (a)(b)                                              3,200                              218,496
                                                                                      ----------------------------
                                                                                                        4,819,185
                                                                                      ----------------------------
      Medical - Drugs (6.09%)
      Abbott Laboratories                                             21,904                            1,046,354
      Allergan Inc                                                     4,900                              528,465
      Eisai Co Ltd ADR                                                13,700                              629,515
      Eli Lilly & Co                                                  24,082                            1,367,135
      Forest Laboratories Inc (b)                                     10,200                              472,362
      Merck & Co Inc                                                  49,700                            2,001,419
      Pfizer Inc                                                     139,420                            3,623,526
      Sanofi-Aventis ADR                                              26,900                            1,274,791
      Schering-Plough Corp                                            68,300                            1,396,052

      Wyeth                                                            4,800                              232,656
                                                                                      ----------------------------
                                                                                                       12,572,275
                                                                                      ----------------------------
      Medical - HMO (0.69%)
      Humana Inc (b)                                                  10,300                              576,079
      WellPoint Inc (b)                                               11,500                              856,750
                                                                                      ----------------------------
                                                                                                        1,432,829
                                                                                      ----------------------------
      Medical - Wholesale Drug Distribution (0.92%)
      AmerisourceBergen Corp                                          29,000                            1,247,000
      Cardinal Health Inc                                              9,600                              643,200
                                                                                      ----------------------------
                                                                                                        1,890,200
                                                                                      ----------------------------
      Medical Instruments (1.08%)
      Boston Scientific Corp (b)                                           1                                   17
      Medtronic Inc                                                   44,300                            2,238,036
                                                                                      ----------------------------
                                                                                                        2,238,053
                                                                                      ----------------------------
      Medical Products (1.44%)
      Baxter International Inc                                         8,100                              340,200
      Johnson & Johnson                                               42,200                            2,639,610
                                                                                      ----------------------------
                                                                                                        2,979,810
                                                                                      ----------------------------
      Multi-Line Insurance (4.41%)
      ACE Ltd                                                         20,500                            1,056,365
      American International Group Inc                                52,486                            3,184,326
      Genworth Financial Inc                                          38,800                            1,330,840
      Loews Corp                                                      37,700                            1,397,162
      Metlife Inc                                                     41,300                            2,147,600
                                                                                      ----------------------------
                                                                                                        9,116,293
                                                                                      ----------------------------
      Multimedia (3.01%)
      McGraw-Hill Cos Inc/The                                          9,700                              546,110
      News Corp                                                       10,500                              202,020
      Time Warner Inc                                                125,700                            2,074,050
      Viacom Inc (b)                                                  19,150                              667,377
      Walt Disney Co                                                  91,600                            2,719,604
                                                                                      ----------------------------
                                                                                                        6,209,161
                                                                                      ----------------------------
      Networking Products (1.63%)
      Cisco Systems Inc (b)                                          188,940                            3,372,579
                                                                                      ----------------------------

      Non-Hazardous Waste Disposal (0.64%)
      Republic Services Inc                                            7,600                              305,216
      Waste Management Inc                                            29,500                            1,014,210
                                                                                      ----------------------------
                                                                                                        1,319,426
                                                                                      ----------------------------
      Oil - Field Services (1.55%)
      Halliburton Co                                                  31,300                            1,044,168
      Schlumberger Ltd                                                32,400                            2,165,940
                                                                                      ----------------------------
                                                                                                        3,210,108
                                                                                      ----------------------------
      Oil & Gas Drilling (0.08%)
      Transocean Inc (b)                                               2,100                              162,183
                                                                                      ----------------------------

      Oil Company -Exploration & Production (2.68%)
      Apache Corp                                                     16,900                            1,190,943
      Devon Energy Corp                                               24,700                            1,596,608
      EOG Resources Inc                                               19,100                            1,416,265
      Noble Energy Inc                                                23,500                            1,189,335
      Ultra Petroleum Corp (b)                                         2,300                              134,688
                                                                                      ----------------------------
                                                                                                        5,527,839
                                                                                      ----------------------------
      Oil Company - Integrated (5.59%)
      Chevron Corp                                                    28,900                            1,901,042
      ConocoPhillips                                                  42,068                            2,887,548
      Exxon Mobil Corp                                                84,949                            5,754,445
      Occidental Petroleum Corp                                        9,300                            1,002,075
                                                                                      ----------------------------
                                                                                                       11,545,110
                                                                                      ----------------------------
      Oil Refining & Marketing (0.51%)
      Sunoco Inc                                                      15,100                            1,050,054
                                                                                      ----------------------------

      Optical Supplies (0.26%)
      Alcon Inc                                                        4,900                              541,058
                                                                                      ----------------------------

      Pharmacy Services (1.28%)
      Caremark Rx Inc                                                  9,300                              491,040
      Express Scripts Inc (b)                                         16,400                            1,263,292
      Medco Health Solutions Inc (a)(b)                               15,000                              889,950
                                                                                      ----------------------------
                                                                                                        2,644,282
                                                                                      ----------------------------
      Pipelines (0.16%)
      Equitable Resources Inc                                          9,100                              327,691
                                                                                      ----------------------------

      Property & Casualty Insurance (0.62%)
      Chubb Corp                                                      25,400                            1,280,668
                                                                                      ----------------------------

      Regional Banks (6.22%)
      Bank of America Corp                                           113,092                            5,827,631
      PNC Financial Services Group Inc                                12,900                              913,836
      US Bancorp                                                      58,700                            1,878,400
      Wachovia Corp                                                   40,600                            2,177,378
      Wells Fargo & Co                                                28,300                            2,047,222
                                                                                      ----------------------------
                                                                                                       12,844,467
                                                                                      ----------------------------
      REITS - Storage (0.11%)
      Public Storage Inc (a)                                           2,700                              216,783
                                                                                      ----------------------------

      REITS - Warehouse & Industrial (0.54%)
      Prologis                                                        20,100                            1,112,535
                                                                                      ----------------------------

      Retail - Apparel & Shoe (0.25%)
      Payless Shoesource Inc (b)                                      19,836                              513,356
                                                                                      ----------------------------

      Retail - Automobile (0.34%)
      Autonation Inc (a)(b)                                           35,900                              707,230
                                                                                      ----------------------------

      Retail - Consumer Electronics (0.50%)
      Circuit City Stores Inc                                         42,524                            1,041,838
                                                                                      ----------------------------

      Retail - Discount (0.73%)
      Costco Wholesale Corp                                           15,000                              791,400
      Wal-Mart Stores Inc                                             16,300                              725,350
                                                                                      ----------------------------
                                                                                                        1,516,750
                                                                                      ----------------------------
      Retail - Office Supplies (0.60%)
      Office Depot Inc (b)                                            34,500                            1,243,725
                                                                                      ----------------------------

      Retail - Regional Department Store (0.75%)
      Dillard's Inc                                                   11,400                              342,342
      Federated Department Stores Inc                                 17,200                              603,892
      Kohl's Corp (a)(b)                                              10,600                              600,278
                                                                                      ----------------------------
                                                                                                        1,546,512
                                                                                      ----------------------------
      Retail - Restaurants (0.85%)
      Brinker International Inc                                        5,300                              171,720

      Darden Restaurants Inc                                          12,500                              422,500
      Starbucks Corp (a)(b)                                           33,900                            1,161,414
                                                                                      ----------------------------
                                                                                                        1,755,634
                                                                                      ----------------------------
      Savings & Loans - Thrifts (0.88%)
      Golden West Financial Corp                                      24,700                            1,819,402
                                                                                      ----------------------------

      Semiconductor Component
        - Integrated Circuits (0.52%)
      Analog Devices Inc                                              23,300                              753,289
      Marvell Technology Group Ltd (b)                                17,200                              319,060
                                                                                      ----------------------------
                                                                                                        1,072,349
                                                                                      ----------------------------
      Steel - Producers (0.64%)
      Nucor Corp                                                      25,000                            1,329,250
                                                                                      ----------------------------

      Telecommunication Equipment
        - Fiber Optics (0.42%)
      Corning Inc (b)                                                 45,600                              869,592
                                                                                      ----------------------------

      Telecommunication Services (0.55%)
      Amdocs Ltd (b)                                                  10,800                              391,824
      Embarq Corp                                                     16,590                              750,697
                                                                                      ----------------------------
                                                                                                        1,142,521
                                                                                      ----------------------------
      Telephone - Integrated (2.84%)
      AT&T Inc                                                        29,900                              896,701
      CenturyTel Inc (a)                                              31,000                            1,195,670
      Sprint Nextel Corp                                              86,451                            1,711,730
      Telephone & Data Systems Inc - Special Shares                    3,100                              123,225
      Telephone & Data Systems Inc                                     3,100                              126,666
      Verizon Communications Inc                                      53,500                            1,809,370
                                                                                      ----------------------------
                                                                                                        5,863,362
                                                                                      ----------------------------
      Television (1.08%)
      CBS Corp                                                        81,457                            2,234,366
                                                                                      ----------------------------

      Tobacco (1.89%)
      Altria Group Inc                                                48,800                            3,902,536
                                                                                      ----------------------------

      Transport - Marine (0.20%)
      Overseas Shipholding Group                                       6,400                              412,096
                                                                                      ----------------------------

      Transport - Rail (0.60%)
      CSX Corp                                                         7,700                              467,236
      Norfolk Southern Corp                                           18,000                              781,560
                                                                                      ----------------------------
                                                                                                        1,248,796
                                                                                      ----------------------------
      Web Portals (1.69%)
      Google Inc (b)                                                   9,000                            3,479,400
                                                                                      ----------------------------

      Wireless Equipment (1.14%)
      Motorola Inc (a)                                                77,800                            1,770,728
      Qualcomm Inc                                                    16,500                              581,790
                                                                                      ----------------------------
                                                                                                        2,352,518
                                                                         -----------------------------------------
      TOTAL COMMON STOCKS                                               $                              206,231,849
                                                                         -----------------------------------------

                                                                     Principal
                                                                       Amount                 Value
                                                               ------------------------------------------------------
      MONEY MARKET FUNDS (7.04%)
      BNY Institutional Cash Reserve Fund (c)                         14,550,000                   14,550,000
                                                                                          --------------------
      TOTAL MONEY MARKET FUNDS                                                         $           14,550,000
                                                                                          --------------------
      Total Investments                                                                $          220,781,849
      Liabilities in Excess of Other Assets, Net - (6.90)%                                       (14,254,349)
                                                                                          --------------------
      TOTAL NET ASSETS - 100.00%                                                       $          206,527,500
                                                                                          ====================
                                                                                          --------------------

                                                                                          ====================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                            $       27,466,338
      Unrealized Depreciation                                                                                  (10,818,715)
                                                                                                            ---------------
      Net Unrealized Appreciation (Depreciation)                                                                 16,647,623
      Cost for federal income tax purposes                                                                      204,134,226


                                          SCHEDULE OF FUTURES CONTRACTS
                                                                       Current                Unrealized
                                        Number of  Original             Market               Appreciation/
      Type                              Contracts    Value              Value                (Depreciation)
      --------------------------------- ---------- ------------------------------------- -----------------------
      Buy:
      S&P 500 eMini; September 2006         3       $191,781            $192,270                $489

      Portfolio Summary (unaudited)
      ----------------------------- ---------------------------------------------------- -----------------------
      Sector                                                                                            Percent
      ----------------------------- ---------------------------------------------------- -----------------------
      Financial                                                                                          28.12%
      Consumer, Non-cyclical                                                                             24.54%
      Communications                                                                                     13.55%
      Industrial                                                                                         11.45%
      Energy                                                                                             10.57%
      Technology                                                                                          7.68%
      Consumer, Cyclical                                                                                  5.55%
      Utilities                                                                                           3.31%
      Basic Materials                                                                                     2.13%
      Liabilities in Excess of                                                                         (-6.90%)
      Other Assets, Net
                                                                                         -----------------------
      TOTAL NET ASSETS                                                                                  100.00%
                                                                                         =======================

      Other Assets Summary (unaudited)
      ----------------------------- ---------------------------------------------------- -----------------------
      Asset Type                                                                                        Percent
      ----------------------------- ---------------------------------------------------- -----------------------
      Futures                                                                                             0.09%




      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners International Fund


                                                            Shares
                                                             Held                                      Value
                                                          ------------------------ ------- -----------------------

      COMMON STOCKS (96.28%)
      Aerospace & Defense (1.18%)
      BAE Systems PLC                                                     626,300       $               4,177,477
      Meggitt PLC                                                         322,300                       1,790,221
      Rolls-Royce Group PLC                                               366,994                       3,021,740
                                                                                           -----------------------
                                                                                                        8,989,438
                                                                                           -----------------------
      Agricultural Chemicals (0.29%)
      Syngenta AG (a)                                                      10,550                       1,515,649
      Yara International ASA                                               46,600                         700,812
                                                                                           -----------------------
                                                                                                        2,216,461
                                                                                           -----------------------
      Airport Development & Maintenance (0.17%)
      Macquarie Airports Management Ltd                                   547,057                       1,291,168
                                                                                           -----------------------

      Apparel Manufacturers (0.08%)
      Billabong International Ltd                                          56,200                         622,305
                                                                                           -----------------------

      Applications Software (0.20%)
      Sage Group PLC                                                      348,800                       1,512,487
                                                                                           -----------------------

      Audio & Video Products (1.21%)
      Matsushita Electric Industrial Co Ltd                               261,000                       5,439,638
      Sony Corp                                                            82,500                       3,806,528
                                                                                           -----------------------
                                                                                                        9,246,166
                                                                                           -----------------------
      Auto - Car & Light Trucks (2.67%)
      Fiat SpA (b)                                                        160,200                       2,263,133
      Honda Motor Co Ltd                                                  104,000                       3,435,313
      Renault SA                                                           27,700                       3,024,126
      Toyota Motor Corp                                                   221,300                      11,719,124
                                                                                           -----------------------
                                                                                                       20,441,696
                                                                                           -----------------------
Auto/Truck Parts & Equipment - Original (0.34%)
      Denso Corp                                                           54,300                       1,864,805
      Toyoda Gosei Co Ltd                                                  34,000                         713,069
                                                                                           -----------------------
                                                                                                        2,577,874
                                                                                           -----------------------
      Beverages - Wine & Spirits (0.79%)
      C&C Group PLC                                                       202,400                       2,117,992
      Pernod-Ricard SA                                                     18,700                       3,889,818
                                                                                           -----------------------
                                                                                                        6,007,810
                                                                                           -----------------------
      Bicycle Manufacturing (0.19%)
      Shimano Inc                                                          47,900                       1,444,095
                                                                                           -----------------------

      Brewery (0.28%)
      Foster's Group Ltd                                                  117,900                         486,066
      SABMiller PLC                                                        82,100                       1,647,825
                                                                                           -----------------------
                                                                                                        2,133,891
                                                                                           -----------------------
      Building - Heavy Construction (0.57%)
      Tecnicas Reunidas SA (a)                                             36,000                         909,636
      Vinci SA                                                             34,236                       3,475,548
                                                                                           -----------------------
                                                                                                        4,385,184
                                                                                           -----------------------
      Building - Residential & Commercial (0.15%)
      Daiwa House Industry Co Ltd                                          72,000                       1,175,305
                                                                                           -----------------------

      Building & Construction - Miscellaneous (0.34%)
      Bilfinger Berger AG                                                   8,850                         460,451
      Bouygues                                                             42,300                       2,110,115
                                                                                           -----------------------
                                                                                                        2,570,566
                                                                                           -----------------------
      Building & Construction Products-Miscellaneous
      (0.07%)
      CSR Ltd                                                             193,600                         502,926
                                                                                           -----------------------

      Building Products - Cement & Aggregate (0.47%)
      CRH PLC                                                              66,400                       2,143,822
      CRH PLC                                                               9,500                         305,509
      Rinker Group Ltd                                                    114,400                       1,154,546
                                                                                           -----------------------
                                                                                                        3,603,877
                                                                                           -----------------------
      Building Products - Doors & Windows (0.25%)
      Asahi Glass Co Ltd                                                  150,000                       1,925,547
                                                                                           -----------------------

      Cellular Telecommunications (1.25%)
      China Unicom Ltd                                                    986,000                         898,296
      NTT DoCoMo Inc                                                        2,959                       4,318,198
      Vodafone Group PLC (a)                                            2,005,675                       4,353,243
                                                                                           -----------------------
                                                                                                        9,569,737
                                                                                           -----------------------
      Chemicals - Diversified (2.06%)
      BASF AG                                                              34,400                       2,770,491
      Bayer AG                                                             80,900                       3,979,907
      Koninklijke DSM NV                                                   57,100                       2,229,757
      Nitto Denko Corp                                                     36,100                       2,627,806
      Shin-Etsu Chemical Co Ltd                                            45,100                       2,616,892
      Tokuyama Corp                                                       116,000                       1,543,828
                                                                                           -----------------------
                                                                                                       15,768,681
                                                                                           -----------------------
      Circuit Boards (0.23%)
      Ibiden Co Ltd                                                        36,000                       1,742,823
                                                                                           -----------------------

      Commercial Banks (16.14%)
      Allied Irish Banks PLC                                                4,500                         108,938
      Allied Irish Banks PLC                                               66,300                       1,601,637
      Alpha Bank AE                                                        72,100                       1,845,722
      Australia & New Zealand Banking Group Ltd                           190,375                       3,683,586
      Banca Intesa SpA                                                    576,146                       3,328,826
      Banca Intesa SpA                                                    530,500                       2,843,379
      Banca Popolare di Milano SCRL                                       196,500                       2,463,741
      Banca Popolare di Verona e Novara Scrl                              129,400                       3,682,470
      Banco Bilbao Vizcaya Argentaria SA                                  350,700                       7,447,133
      Banco Santander Central Hispano SA                                  481,500                       7,287,541
      Bank of East Asia Ltd                                               261,000                       1,078,089
      Barclays PLC                                                        312,900                       3,674,647
      BNP Paribas                                                          21,750                       2,115,019
      Chiba Bank Ltd/The                                                   89,000                         872,618
      Commonwealth Bank of Australia                                       92,000                       3,158,387
      DBS Group Holdings Ltd                                              101,000                       1,159,668
      DNB NOR ASA                                                         269,700                       3,410,963
      HSBC Holdings PLC                                                   881,125                      15,990,543
      Mitsubishi UFJ Financial Group Inc                                      506                       7,163,193
      Mizuho Financial Group Inc                                              899                       7,565,316
      National Australia Bank Ltd                                         214,800                       5,909,193
      Royal Bank of Scotland Group PLC                                    257,000                       8,358,738
      Skandinaviska Enskilda Banken AB                                     30,000                         737,519
      Societe Generale                                                     36,300                       5,410,651
      Standard Chartered PLC                                              133,217                       3,367,734
      Sumitomo Mitsui Financial Group Inc                                     545                       5,810,285
      Sumitomo Trust & Banking Co Ltd/The                                 237,000                       2,520,461
      Tokyo Tomin Bank Ltd/The                                             22,300                         986,044
      UniCredito Italiano SpA                                           1,181,800                       9,086,593
      Wing Hang Bank Ltd                                                   80,000                         733,473
                                                                                           -----------------------
                                                                                                      123,402,107
                                                                                           -----------------------
      Computer Services (0.19%)
      Computershare Ltd                                                   235,500                       1,418,446
                                                                                           -----------------------

      Computers (0.36%)
      Wincor Nixdorf AG                                                    20,850                       2,767,193
                                                                                           -----------------------

      Computers - Integrated Systems (0.26%)
      Fujitsu Ltd                                                         254,000                       1,973,225
                                                                                           -----------------------

      Consulting Services (0.14%)
      Altran Technologies SA (a)                                           87,060                       1,032,130
                                                                                           -----------------------

      Data Processing & Management (0.11%)
      Tele Atlas NV (a)                                                    39,800                         651,135
      Tele Atlas NV (a)                                                    11,100                         179,615
                                                                                           -----------------------
                                                                                                          830,750
                                                                                           -----------------------
      Distribution & Wholesale (0.57%)
      Cia de Distribucion Integral Logista SA                              46,980                       2,797,421
      Esprit Holdings Ltd                                                 203,500                       1,547,608
                                                                                           -----------------------
                                                                                                        4,345,029
                                                                                           -----------------------
      Diversified Financial Services (0.37%)
      Almancora Comm Va                                                    21,640                       2,847,187
                                                                                           -----------------------

      Diversified Manufacturing Operations (0.54%)
      Mitsubishi Heavy Industries Ltd                                     316,000                       1,295,093
      Smiths Group PLC                                                    137,700                       2,320,281
      Sulzer AG                                                               637                         476,450
                                                                                           -----------------------
                                                                                                        4,091,824
                                                                                           -----------------------
      Diversified Minerals (1.54%)
      Anglo American PLC                                                  120,300                       5,022,233
      BHP Billiton Ltd                                                    178,600                       3,800,641
      BHP Billiton PLC                                                    154,900                       2,935,465
                                                                                           -----------------------
                                                                                                       11,758,339
                                                                                           -----------------------
      Diversified Operations (1.14%)
      Hutchison Whampoa Ltd                                               125,000                       1,140,422
      Keppel Corp Ltd                                                     245,000                       2,377,886
      LVMH Moet Hennessy Louis Vuitton SA                                  21,860                       2,194,062
      Swire Pacific Ltd                                                   142,500                       1,479,781
      Wharf Holdings Ltd                                                  418,000                       1,551,784
                                                                                           -----------------------
                                                                                                        8,743,935
                                                                                           -----------------------
      E-Commerce - Services (0.28%)
      Rakuten Inc                                                           4,454                       2,121,230
                                                                                           -----------------------

      Electric - Distribution (0.51%)
      National Grid PLC                                                   345,100                       3,933,599
                                                                                           -----------------------

      Electric - Integrated (3.57%)
      Chubu Electric Power Co Inc                                          81,900                       1,989,618
      E.ON AG                                                              82,870                       9,993,766
      Fortum Oyj                                                           54,700                       1,481,265
      RWE AG                                                               31,350                       2,746,491

      Scottish & Southern Energy PLC                                      144,800                       3,273,951
      Suez SA                                                             116,975                       4,845,533
      Tokyo Electric Power Co Inc/The                                      62,100                       1,671,412
Verbund - Oesterreichische Elektrizitaetswirtschafts                        27,430                       1,325,626
      AG
                                                                                           -----------------------
                                                                                                       27,327,662
                                                                                           -----------------------
      Electric Products - Miscellaneous (0.49%)
      Stanley Electric Co Ltd                                              91,800                       1,953,362
      Toshiba Corp                                                        279,000                       1,806,607
                                                                                           -----------------------
                                                                                                        3,759,969
                                                                                           -----------------------
      Electronic Components - Miscellaneous (0.63%)
      Fanuc Ltd                                                            15,900                       1,328,300
      Kyocera Corp                                                         10,500                         861,581
      Nippon Electric Glass Co Ltd                                         53,000                       1,185,651
      Omron Corp                                                           58,000                       1,462,227
                                                                                           -----------------------
                                                                                                        4,837,759
                                                                                           -----------------------
      Electronic Components - Semiconductors (0.44%)
      Infineon Technologies AG (a)                                        153,200                       1,638,335
      Sumco Corp                                                           17,000                         989,383
      United Test and Assembly Center Ltd (a)                           1,619,000                         708,646
                                                                                           -----------------------
                                                                                                        3,336,364
                                                                                           -----------------------
      Electronic Measurement Instruments (0.14%)
      Yokogawa Electric Corp                                               80,000                       1,067,506
                                                                                           -----------------------

      Energy - Alternate Sources (0.21%)
      Q-Cells AG (a)(b)                                                    22,010                       1,578,543
                                                                                           -----------------------
    neering - Research & Development Services (0.71%)
      ABB Ltd                                                             104,630                       1,351,051
      Bradken Ltd                                                         205,104                         848,726
      Linde AG                                                             37,771                       3,191,443
                                                                                           -----------------------
                                                                                                        5,391,220
                                                                                           -----------------------
      Entertainment Software (0.18%)
      UBISOFT Entertainment (a)(b)                                         27,660                       1,341,330
                                                                                           -----------------------

      Filtration & Separation Products (0.33%)
      Alfa Laval AB                                                        78,300                       2,559,337
                                                                                           -----------------------

      Finance - Credit Card (0.16%)
      Credit Saison Co Ltd                                                 27,600                       1,198,689
                                                                                           -----------------------

      Finance - Investment Banker & Broker (2.44%)
      Credit Suisse Group                                                 104,560                       5,854,884
      Daiwa Securities Group Inc                                          240,000                       2,686,591
      Macquarie Bank Ltd                                                   40,200                       1,905,308
      UBS AG (a)                                                          150,840                       8,201,355
                                                                                           -----------------------
                                                                                                       18,648,138
                                                                                           -----------------------
      Finance - Leasing Company (0.53%)
      Grenkeleasing AG                                                      2,600                         144,398
      ORIX Corp                                                            14,800                       3,886,399
                                                                                           -----------------------
                                                                                                        4,030,797
                                                                                           -----------------------
      Finance - Other Services (1.38%)
      Deutsche Boerse AG                                                   30,450                       4,311,752
      Euronext NV (a)                                                      30,300                       2,712,504
      Hong Kong Exchanges and Clearing Ltd                                210,000                       1,364,645
      Man Group Plc                                                        47,800                       2,189,197
                                                                                           -----------------------
                                                                                                       10,578,098
                                                                                           -----------------------

      Fisheries (0.11%)
      Toyo Suisan Kaisha Ltd                                               53,000                         857,281
                                                                                           -----------------------

      Food - Miscellaneous/Diversified (2.23%)
      Groupe Danone                                                        21,000                       2,773,701
      Kerry Group PLC                                                      58,500                       1,175,808
      Nestle SA                                                            21,096                       6,908,647
      Orkla ASA                                                            30,100                       1,361,671
      Royal Numico NV                                                     100,900                       4,836,339
                                                                                           -----------------------
                                                                                                       17,056,166
                                                                                           -----------------------
      Food - Retail (1.51%)
      Carrefour SA                                                         65,300                       4,067,448
      Tesco PLC                                                           715,300                       4,804,503
      Woolworths Ltd                                                      184,635                       2,693,894
                                                                                           -----------------------
                                                                                                       11,565,845
                                                                                           -----------------------
      Gambling (Non-Hotel) (0.51%)
      OPAP SA                                                              51,430                       1,865,265
      William Hill PLC                                                    183,100                       2,022,100
                                                                                           -----------------------
                                                                                                        3,887,365
                                                                                           -----------------------
      Harbor Transportation Services (0.07%)
      Kamigumi Co Ltd                                                      77,000                         563,866
                                                                                           -----------------------

      Human Resources (0.28%)
      Adecco SA                                                            18,946                       1,101,664
      Adecco SA                                                            15,264                         385,768
      Randstad Holdings NV                                                 12,500                         684,492
                                                                                           -----------------------
                                                                                                        2,171,924
                                                                                           -----------------------
      Import & Export (1.34%)
      Mitsubishi Corp                                                      89,000                       1,827,675
      Mitsui & Co Ltd                                                     359,000                       5,480,605
      Sumitomo Corp                                                       205,000                       2,909,250
                                                                                           -----------------------
                                                                                                       10,217,530
                                                                                           -----------------------
      Internet Security (0.15%)
      Trend Micro Inc                                                      34,500                       1,133,569
                                                                                           -----------------------

      Investment Companies (0.14%)
      Macquarie Infrastructure Group                                      507,230                       1,057,239
                                                                                           -----------------------

    Investment Management & Advisory Services (0.18%)
      MPC Muenchmeyer Petersen Capital AG                                  19,010                       1,375,515
                                                                                           -----------------------

      Life & Health Insurance (1.58%)
      AMP Ltd                                                             226,800                       1,565,912
      Old Mutual PLC                                                      601,300                       1,818,719
      Prudential PLC                                                      373,616                       3,927,293
      Swiss Life Holding (a)                                                7,260                       1,675,929
      T&D Holdings Inc                                                     39,000                       3,104,732
                                                                                           -----------------------
                                                                                                       12,092,585
                                                                                           -----------------------
      Machinery - Construction & Mining (0.20%)
      Atlas Copco AB                                                       64,200                       1,520,495
                                                                                           -----------------------

      Machinery - Electrical (0.65%)
      KCI Konecranes Oyj                                                  122,000                       2,241,932
      Nidec Corp                                                           38,000                       2,703,019
                                                                                           -----------------------
                                                                                                        4,944,951
                                                                                           -----------------------

      Machinery - Farm (0.21%)
      Kubota Corp                                                         173,000                       1,593,411
                                                                                           -----------------------

      Machinery - General Industry (0.65%)
      MAN AG                                                               21,900                       1,584,628
      Metso Oyj                                                            67,000                       2,413,713
      Rieter Holding AG                                                     2,660                       1,006,667
                                                                                           -----------------------
                                                                                                        5,005,008
                                                                                           -----------------------
      Machinery Tools & Related Products (0.14%)
      IWKA AG                                                              45,090                       1,089,258
                                                                                           -----------------------

      Medical - Drugs (7.65%)
      Actelion Ltd (a)                                                     15,430                       1,943,552
      AstraZeneca PLC                                                     135,600                       8,278,790
      CSL Ltd/Australia                                                    31,097                       1,257,015
      Daiichi Sankyo Co Ltd                                               117,000                       3,220,606
      GlaxoSmithKline PLC                                                 318,900                       8,823,932
      Merck KGaA                                                           18,800                       1,715,394
      Novartis AG                                                         205,125                      11,644,323
      Roche Holding AG                                                     81,800                      14,548,422
      Sanofi-Aventis                                                        6,900                         655,562
      Shire PLC                                                            82,900                       1,337,297
      Takeda Pharmaceutical Co Ltd                                         78,600                       5,082,711
                                                                                           -----------------------
                                                                                                       58,507,604
                                                                                           -----------------------
      Metal - Diversified (0.48%)
      Rio Tinto Ltd (b)                                                     8,400                         478,650
      Rio Tinto PLC                                                        61,900                       3,199,014
                                                                                           -----------------------
                                                                                                        3,677,664
                                                                                           -----------------------
      Mortgage Banks (0.05%)
      Hypo Real Estate Holding AG                                           6,800                         378,091
                                                                                           -----------------------

      Multi-Line Insurance (2.95%)
      Allianz AG                                                           36,770                       5,769,288
      Aviva PLC                                                           131,955                       1,768,926
      AXA SA                                                              181,500                       6,253,749
      Fondiaria-Sai SpA                                                    54,900                       1,667,436
      ING Groep NV                                                        175,600                       7,121,614
                                                                                           -----------------------
                                                                                                       22,581,013
                                                                                           -----------------------
      Multimedia (1.09%)
      Publishing & Broadcasting Ltd                                        52,200                         684,016
      Reuters Group PLC                                                   378,900                       2,781,972
      Vivendi                                                             144,620                       4,892,582
                                                                                           -----------------------
                                                                                                        8,358,570
                                                                                           -----------------------
      Office Automation & Equipment (0.80%)
      Canon Inc                                                            90,900                       4,376,799
      Neopost SA                                                           15,640                       1,701,497
                                                                                           -----------------------
                                                                                                        6,078,296
                                                                                           -----------------------
      Oil - Field Services (0.16%)
      Petroleum Geo-Services ASA (a)                                       23,200                       1,252,661
                                                                                           -----------------------

      Oil Company - Exploration & Production (0.30%)
      CNOOC Ltd                                                         1,643,000                       1,397,488
      Woodside Petroleum Ltd                                               28,400                         931,237
                                                                                           -----------------------
                                                                                                        2,328,725
                                                                                           -----------------------
      Oil Company - Integrated (7.92%)
      BG Group PLC                                                        614,900                       8,271,760

      BP PLC                                                            1,603,800                      19,328,844
      ENI SpA                                                             239,600                       7,341,402
      Norsk Hydro ASA                                                     112,800                       3,200,726
      OMV AG                                                               52,780                       3,234,384
      Repsol YPF SA                                                        60,400                       1,695,742
      Royal Dutch Shell PLC - A Shares                                    146,300                       5,165,989
      Royal Dutch Shell PLC - A Shares                                     31,300                       1,105,084
      Royal Dutch Shell PLC - B Shares                                    103,104                       3,794,212
      Total SA                                                            108,850                       7,396,872
                                                                                           -----------------------
                                                                                                       60,535,015
                                                                                           -----------------------
      Oil Refining & Marketing (0.73%)
      Nippon Mining Holdings Inc                                          208,000                       1,763,097
      Nippon Oil Corp                                                     333,000                       2,613,134
      Singapore Petroleum Co Ltd                                          386,000                       1,224,309
                                                                                           -----------------------
                                                                                                        5,600,540
                                                                                           -----------------------
      Photo Equipment & Supplies (0.23%)
      Olympus Corp                                                         62,000                       1,787,915
                                                                                           -----------------------

      Power Converter & Supply Equipment (0.59%)
      Schneider Electric SA                                                21,300                       2,188,142
      Vestas Wind Systems A/S (a)                                          85,975                       2,315,840
                                                                                           -----------------------
                                                                                                        4,503,982
                                                                                           -----------------------
      Property & Casualty Insurance (0.84%)
      Mitsui Sumitomo Insurance Co Ltd                                     92,000                       1,085,332
      QBE Insurance Group Ltd                                             158,318                       2,675,090
      Sompo Japan Insurance Inc                                           198,000                       2,680,142
                                                                                           -----------------------
                                                                                                        6,440,564
                                                                                           -----------------------
      Property Trust (0.27%)
      Westfield Group                                                     148,600                       2,095,251
                                                                                           -----------------------

      Public Thoroughfares (0.06%)
      ConnectEast Group                                                   405,799                         356,054
      Sydney Roads Group (a)(c)                                           169,069                         133,445
                                                                                           -----------------------
                                                                                                          489,499
                                                                                           -----------------------
      Publishing - Books (0.29%)
      Reed Elsevier PLC                                                   221,900                       2,214,443
                                                                                           -----------------------

      Real Estate Magagement & Services (0.51%)
      Mitsubishi Estate Co Ltd                                            121,000                       2,511,251
      Pirelli & C Real Estate SpA                                          24,110                       1,349,478
                                                                                           -----------------------
                                                                                                        3,860,729
                                                                                           -----------------------
      Real Estate Operator & Developer (0.88%)
      British Land Co PLC                                                 138,800                       3,545,153
      Cheung Kong Holdings Ltd                                            161,000                       1,744,404
      Mitsui Fudosan Co Ltd                                                68,000                       1,446,935
                                                                                           -----------------------
                                                                                                        6,736,492
                                                                                           -----------------------
      Reinsurance (0.23%)
      Muenchener Rueckversicherungs AG                                     12,800                       1,762,183
                                                                                           -----------------------

      REITS - Diversified (0.46%)
      Ascendas Real Estate Investment Trust                               783,000                         963,600
      Rodamco Europe NV                                                    24,200                       2,560,177
                                                                                           -----------------------
                                                                                                        3,523,777
                                                                                           -----------------------
      Retail - Apparel & Shoe (0.22%)
      Inditex SA                                                           38,400                       1,666,625
                                                                                           -----------------------

      Retail - Consumer Electronics (0.52%)
      DSG International PLC                                               709,100                       2,641,252
      Yamada Denki Co Ltd                                                  13,700                       1,334,862
                                                                                           -----------------------
                                                                                                        3,976,114
                                                                                           -----------------------
      Retail - Jewelry (0.37%)
      Compagnie Financiere Richemont AG                                    62,052                       2,796,838
                                                                                           -----------------------

      Retail - Major Department Store (0.66%)
      Marks & Spencer Group PLC                                           290,200                       3,231,970
      PPR SA                                                               13,700                       1,828,741
                                                                                           -----------------------
                                                                                                        5,060,711
                                                                                           -----------------------
      Retail - Miscellaneous/Diversified (0.43%)
      Aeon Co Ltd                                                          91,300                       2,134,203
      UNY Co Ltd                                                           80,000                       1,151,396
                                                                                           -----------------------
                                                                                                        3,285,599
                                                                                           -----------------------
      Retail - Restaurants (0.16%)
      Whitbread PLC (a)                                                    53,040                       1,226,971
                                                                                           -----------------------

      Retail - Sporting Goods (0.10%)
      Alpen Co Ltd                                                         24,000                         757,111
                                                                                           -----------------------

      Rubber & Vinyl (0.36%)
      JSR Corp                                                            115,700                       2,729,847
                                                                                           -----------------------

      Soap & Cleaning Products (0.60%)
      Reckitt Benckiser PLC                                               114,000                       4,574,048
                                                                                           -----------------------

      Steel - Producers (1.20%)
      Corus Group PLC                                                     276,100                       2,215,347
      JFE Holdings Inc                                                     48,600                       1,945,104
      Nippon Steel Corp                                                   409,000                       1,594,040
      ThyssenKrupp AG                                                      98,750                       3,444,108
                                                                                           -----------------------
                                                                                                        9,198,599
                                                                                           -----------------------
      Steel - Specialty (0.16%)
      Hitachi Metals Ltd                                                  131,000                       1,223,743
                                                                                           -----------------------

      Telecommunication Equipment (0.22%)
      Tandberg ASA (b)                                                    183,300                       1,708,959
                                                                                           -----------------------

      Telecommunication Services (1.35%)
      Cable & Wireless PLC                                              1,654,300                       3,559,710
      Fastweb (a)                                                          31,160                       1,204,472
      Tele2 AB                                                            369,600                       3,608,900
      Telenor ASA                                                         154,600                       1,967,798
                                                                                           -----------------------
                                                                                                       10,340,880
                                                                                           -----------------------
      Telephone - Integrated (1.39%)
      Royal KPN NV                                                        412,300                       4,677,514
      Telecom Italia SpA                                                  728,000                       1,754,945
      Telefonica SA                                                       246,400                       4,163,214
                                                                                           -----------------------
                                                                                                       10,595,673
                                                                                           -----------------------
      Television (0.39%)
      ITV PLC                                                           1,052,200                       1,910,501
      Television Broadcasts Ltd                                           179,000                       1,095,249
                                                                                           -----------------------
                                                                                                        3,005,750
                                                                                           -----------------------

      Textile - Products (0.14%)
      Toray Industries Inc                                                128,000                       1,077,153
                                                                                           -----------------------

      Tobacco (1.79%)
      Altadis SA                                                           60,300                       2,851,055
      British American Tobacco PLC                                        192,500                       5,189,880
      Imperial Tobacco Group PLC                                           75,800                       2,478,077
      Japan Tobacco Inc                                                       825                       3,164,897
                                                                                           -----------------------
                                                                                                       13,683,909
                                                                                           -----------------------
      Toys (0.69%)
      Nintendo Co Ltd                                                      28,400                       5,313,444
                                                                                           -----------------------

      Transport - Marine (0.71%)
      Iino Kaiun Kaisha Ltd                                               111,000                         849,705
      Kawasaki Kisen Kaisha Ltd (b)                                       347,000                       2,016,472
      Mitsui OSK Lines Ltd                                                206,000                       1,360,912
      Nippon Yusen KK                                                     192,000                       1,238,223
                                                                                           -----------------------
                                                                                                        5,465,312
                                                                                           -----------------------
      Transport - Rail (0.45%)
      East Japan Railway Co                                                   460                       3,428,846
                                                                                           -----------------------

      Water (0.44%)
      Kelda Group Plc                                                       7,300                         113,466
      Veolia Environnement                                                 59,700                       3,239,423
                                                                                           -----------------------
                                                                                                        3,352,889
                                                                                           -----------------------
      Web Portals (0.28%)
      Iliad SA                                                              3,510                         276,371
      United Internet AG                                                  144,880                       1,865,519
                                                                                           -----------------------
                                                                                                        2,141,890
                                                                                           -----------------------
      Wire & Cable Products (0.39%)
      Furukawa Electric Co Ltd                                            104,000                         673,430
      Sumitomo Electric Industries Ltd                                    178,000                       2,337,869
                                                                                           -----------------------
                                                                                                        3,011,299
                                                                                           -----------------------
      Wireless Equipment (0.67%)
      Nokia OYJ                                                           260,250                       5,157,773
                                                                                           -----------------------
      TOTAL COMMON STOCKS                                                               $             736,273,448
                                                                                           -----------------------
      PREFERRED STOCKS (0.60%)
      Auto - Car & Light Trucks (0.33%)
      Porsche AG                                                            2,550                       2,505,060
                                                                                           -----------------------

      Dialysis Centers (0.27%)
      Fresenius AG                                                         12,605                       2,091,477
                                                                                           -----------------------
      TOTAL PREFERRED STOCKS                                                                        $    4,596,537
                                                                                           -------------------------


                                                                     Principal
                                                                       Amount                            Value
                                                                  --------------------------- ------- -------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.16%)
      U.S. Treasury Bill (0.16%)
         4.69%, 8/17/2006 (d)                                                        750,000                   748,387
         4.725%, 9/ 7/2006 (d)                                                       150,000                   149,259
         4.955%, 10/19/2006 (d)                                                      350,000                   346,258
                                                                                                      -----------------
                                                                                                             1,243,904
                                                                                                      -----------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $         1,243,904
                                                                                                      -----------------

      MONEY MARKET FUNDS (0.79%)
      BNY Institutional Cash Reserve Fund (e)                                      6,007,000                 6,007,000
                                                                                                      -----------------
      TOTAL MONEY MARKET FUNDS                                                                     $         6,007,000
                                                                                                      -----------------
      Total Investments                                                                            $       748,120,889
      Other Assets in Excess of Liabilities, Net - 2.17%                                                    16,598,503
                                                                                                      -----------------
      TOTAL NET ASSETS - 100.00%                                                                   $       764,719,392
                                                                                                      =================
                                                                                                      -----------------



      (a) Non-Income Producing Security
      (b) Security or a portion of the security was on loan at the end of the period.
      (c) Market value is determined in accordance
        with procedures established in good faith by
         the Board of Directors.  At the end of the
        period, the value of these securities totaled
         $133,445 or 0.02% of net assets.

      (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
        $1,243,904 or 0.16% of net assets.

      (e) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $      108,904,255
      Unrealized Depreciation                                                                         (14,194,240)
                                                                                                     --------------
      Net Unrealized Appreciation (Depreciation)                                                        94,710,015
      Cost for federal income tax purposes                                                             653,410,874


                SCHEDULE OF FUTURES CONTRACTS



                                                                             Current                   Unrealized
                                          Number of        Original           Market                  Appreciation/
      Type                                Contracts          Value            Value                   (Depreciation)
      ----------------------------------- ---------- ----------------------------------------- ----------------------
      Buy:
      DJ Euro Stoxx 50; September 2006       125          $5,461,366        $5,894,195                $432,829
      FTSE 100 Index; September 2006         73            7,701,408         8,063,256                 361,848
      Topix Index; September 2006            57            7,970,992         7,822,650               (148,342)

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------- -----------------------
      Country                                                                                               Percent
      ----------------------------- -------------------------------------------------------- -----------------------
      Japan                                                                                                  23.26%
      United Kingdom                                                                                        21.82%
      France                                                                                                 8.46%
      Switzerland                                                                                            7.77%
      Germany                                                                                                7.47%
      Australia                                                                                              5.06%
      Italy                                                                                                  4.84%
      Netherlands                                                                                            4.67%
      Spain                                                                                                  3.77%
      Hong Kong                                                                                              1.83%
      Norway                                                                                                 1.78%
      Finland                                                                                                1.48%
      Sweden                                                                                                 1.10%
      Ireland                                                                                                0.97%
      United States                                                                                          0.95%
      Singapore                                                                                              0.84%
      Austria                                                                                                0.60%
      Greece                                                                                                 0.49%
      Belgium                                                                                                0.37%
      Denmark                                                                                                0.30%
      Other Assets in Excess of                                                                              2.17%
      Liabilities, Net
                                                                                                           --------
      TOTAL NET ASSETS                                                                                     100.00%
                                                                                                           ========

      Other Assets Summary (unaudited)
      ----------------------------- ------------------------
      Asset Type                                    Percent
      ----------------------------- ------------------------
      Currency Contracts                              3.02%
      Futures                                         2.85%



                                       SCHEDULE OF FOREIGN CURRENCY CONTRACTS


        Foreign Currency        Delivery       Contracts to      In Exchange For       Value                Net Unrealized
       Purchase Contracts         Date            Accept                                                     Appreciation
      ---------------------- ---------------- ---------------- ---------------------------------------- ----------------------


      Euro                        08/15/2006        6,223,744          $8,000,000        $7,950,779            $(49,221)
      British Pound               08/15/2006        3,730,747           7,000,000         6,967,563             (32,437)
      Japanese Yen                08/15/2006      930,979,500           8,500,000         8,155,372            (344,628)


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Blend Fund
                                                         Shares
                                                                                                Value
                                                     ----------------- ------- -----------------------------------------

      COMMON STOCKS (99.28%)
      Advertising Agencies (0.03%)
      Omnicom Group Inc                                         3,400       $                                   300,934
                                                                               -----------------------------------------

      Advertising Sales (0.21%)
      Lamar Advertising Co (a)(b)                              37,600                                         1,843,904
                                                                               -----------------------------------------

      Aerospace & Defense (1.05%)
      Boeing Co                                                47,300                                         3,661,966
      General Dynamics Corp                                    36,840                                         2,469,017
      Rockwell Collins Inc                                     57,300                                         3,058,101
                                                                               -----------------------------------------
                                                                                                              9,189,084
                                                                               -----------------------------------------
      Aerospace & Defense Equipment (0.56%)
      Goodrich Corp                                            46,400                                         1,873,168
      United Technologies Corp                                 47,900                                         2,978,901
                                                                               -----------------------------------------
                                                                                                              4,852,069
                                                                               -----------------------------------------
      Agricultural Chemicals (0.32%)
      Monsanto Co                                              45,000                                         1,934,550
      Potash Corp of Saskatchewan                               9,000                                           850,500
                                                                               -----------------------------------------
                                                                                                              2,785,050
                                                                               -----------------------------------------
      Airlines (0.20%)
      Southwest Airlines Co                                    96,500                                         1,736,035
                                                                               -----------------------------------------

      Applications Software (2.23%)
      Microsoft Corp                                          695,900                                        16,722,477
      Red Hat Inc (a)(b)                                       81,400                                         1,927,552
      Salesforce.com Inc (a)(b)                                30,300                                           778,710
                                                                               -----------------------------------------
                                                                                                             19,428,739
                                                                               -----------------------------------------
      Athletic Footwear (0.13%)
      Nike Inc (a)                                             14,500                                         1,145,500
                                                                               -----------------------------------------

      Audio & Video Products (0.06%)
      Harman International Industries Inc                       6,900                                           553,380
                                                                               -----------------------------------------

      Auto - Car & Light Trucks (0.07%)
      General Motors Corp (a)                                  18,600                                           599,478
                                                                               -----------------------------------------

      Beverages - Non-Alcoholic (1.98%)
      Coca-Cola Co/The                                        178,400                                         7,938,800
      Coca-Cola Enterprises Inc                                32,500                                           697,450
      PepsiCo Inc                                             135,800                                         8,607,004
                                                                               -----------------------------------------
                                                                                                             17,243,254
                                                                               -----------------------------------------
      Brewery (0.35%)
      Anheuser-Busch Cos Inc                                   63,700                                         3,067,155
                                                                               -----------------------------------------

      Broadcasting Services & Programming (0.20%)
      Liberty Media Holding Corp - Capital (b)                 20,995                                         1,713,402
                                                                               -----------------------------------------

      Building - Residential & Commercial (0.31%)
      DR Horton Inc (a)                                        37,900                                           812,197
      Lennar Corp                                              35,100                                         1,570,023

      Standard-Pacific Corp                                    15,500                                           346,115
                                                                               -----------------------------------------
                                                                                                              2,728,335
                                                                               -----------------------------------------
      Building Products - Air & Heating (0.18%)
      American Standard Cos Inc (a)                            40,400                                         1,560,652
                                                                               -----------------------------------------

      Building Products - Wood (0.14%)
      Masco Corp (a)                                           44,900                                         1,200,177
                                                                               -----------------------------------------

      Cable TV (1.01%)
      Comcast Corp (a)(b)                                     158,200                                         5,438,916
      EchoStar Communications Corp (b)                         45,500                                         1,594,775
      Rogers Communications Inc (a)                            42,300                                         1,806,210
                                                                               -----------------------------------------
                                                                                                              8,839,901
                                                                               -----------------------------------------
      Casino Hotels (0.22%)
      Harrah's Entertainment Inc                               18,400                                         1,106,024
      Wynn Resorts Ltd (a)(b)                                  12,600                                           806,526
                                                                               -----------------------------------------
                                                                                                              1,912,550
                                                                               -----------------------------------------
      Casino Services (0.30%)
      International Game Technology                            67,300                                         2,601,818
                                                                               -----------------------------------------

      Chemicals - Diversified (0.66%)
      Dow Chemical Co/The                                      76,700                                         2,652,286
      EI Du Pont de Nemours & Co                               77,700                                         3,081,582
                                                                               -----------------------------------------
                                                                                                              5,733,868
                                                                               -----------------------------------------
      Chemicals - Specialty (0.17%)
      Ecolab Inc (a)                                           25,400                                         1,093,978
      Sigma-Aldrich Corp (a)                                    5,400                                           375,300
                                                                               -----------------------------------------
                                                                                                              1,469,278
                                                                               -----------------------------------------
      Coal (0.11%)
      Consol Energy Inc                                        24,200                                           996,072
                                                                               -----------------------------------------

      Commercial Banks (0.89%)
      First Horizon National Corp (a)                          83,600                                         3,502,840
      Synovus Financial Corp (a)                              150,300                                         4,247,478
                                                                               -----------------------------------------
                                                                                                              7,750,318
                                                                               -----------------------------------------
      Commercial Services (0.05%)
      ChoicePoint Inc (a)(b)                                   11,700                                           399,672
                                                                               -----------------------------------------

      Commercial Services - Finance (0.13%)
      Moody's Corp                                             20,400                                         1,119,552
                                                                               -----------------------------------------

      Computer Services (0.08%)
      Affiliated Computer Services Inc (a)(b)                  14,500                                           738,485
                                                                               -----------------------------------------

      Computers (2.83%)
      Apple Computer Inc (b)                                  127,700                                         8,678,492
      Dell Inc (a)(b)                                         276,100                                         5,985,848
      Hewlett-Packard Co                                       54,400                                         1,735,904
      International Business Machines Corp                     31,500                                         2,438,415
      Sun Microsystems Inc (b)                              1,337,200                                         5,816,820
                                                                               -----------------------------------------
                                                                                                             24,655,479
                                                                               -----------------------------------------
      Computers - Memory Devices (0.24%)
      EMC Corp/Massachusetts (b)                              134,300                                         1,363,145
      Network Appliance Inc (a)(b)                             23,800                                           706,622
                                                                               -----------------------------------------
                                                                                                              2,069,767
                                                                               -----------------------------------------

      Consulting Services (0.19%)
      Accenture Ltd                                            57,700                                         1,688,302
                                                                               -----------------------------------------

      Consumer Products - Miscellaneous (0.35%)
      Clorox Co                                                11,500                                           689,310
      Fortune Brands Inc                                       10,700                                           775,964
      Kimberly-Clark Corp                                      26,700                                         1,630,035
                                                                               -----------------------------------------
                                                                                                              3,095,309
                                                                               -----------------------------------------
      Cosmetics & Toiletries (2.18%)
      Avon Products Inc                                        48,800                                         1,414,712
      Colgate-Palmolive Co                                     38,400                                         2,277,888
      Procter & Gamble Co                                     271,757                                        15,272,743
                                                                               -----------------------------------------
                                                                                                             18,965,343
                                                                               -----------------------------------------
      Cruise Lines (0.20%)
      Carnival Corp                                            45,400                                         1,768,784
                                                                               -----------------------------------------

      Data Processing & Management (0.68%)
      Automatic Data Processing Inc                            62,800                                         2,748,128
      First Data Corp                                          53,200                                         2,173,220
      Fiserv Inc (a)(b)                                         5,800                                           253,228
      NAVTEQ Corp (a)(b)                                       26,100                                           735,498
                                                                               -----------------------------------------
                                                                                                              5,910,074
                                                                               -----------------------------------------
      Dental Supplies & Equipment (0.07%)
      Patterson Cos Inc (a)(b)                                 19,000                                           631,940
                                                                               -----------------------------------------

      Dialysis Centers (0.04%)
      DaVita Inc (b)                                            6,700                                           335,134
                                                                               -----------------------------------------

      Disposable Medical Products (0.07%)
      CR Bard Inc                                               9,100                                           645,827
                                                                               -----------------------------------------

      Distribution & Wholesale (0.10%)
      Genuine Parts Co                                         20,600                                           857,784
                                                                               -----------------------------------------

      Diversified Manufacturing Operations (6.53%)
      3M Co                                                    31,700                                         2,231,680
      Danaher Corp (a)                                        120,700                                         7,869,640
      Eaton Corp                                               12,900                                           826,890
      General Electric Co                                     809,700                                        26,469,093
      Honeywell International Inc                             147,000                                         5,688,900
      Illinois Tool Works Inc                                  85,200                                         3,896,196
      Ingersoll-Rand Co Ltd                                    23,400                                           837,720
      ITT Corp                                                 14,000                                           707,700
      Tyco International Ltd                                  321,500                                         8,387,935
                                                                               -----------------------------------------
                                                                                                             56,915,754
                                                                               -----------------------------------------
      Diversified Minerals (0.20%)
      BHP Billiton Ltd ADR (a)                                 41,900                                         1,768,180
                                                                               -----------------------------------------

      Diversified Operations & Commercial Services (0
      Cendant Corp                                            108,600                                         1,630,086
                                                                               -----------------------------------------

      E-Commerce - Products (0.17%)
      Amazon.Com Inc (a)(b)                                    53,700                                         1,443,993
                                                                               -----------------------------------------


      E-Commerce - Services (0.01%)
      Liberty Media Holding Corp - Interactive (b)              3,775                                            62,174
                                                                               -----------------------------------------

      Electric - Generation (0.25%)
      AES Corp/The (a)(b)                                     108,500                                         2,154,810
                                                                               -----------------------------------------

      Electric - Integrated (2.79%)
      Constellation Energy Group Inc                           17,900                                         1,036,589
      Duke Energy Corp                                        120,000                                         3,638,400
      Edison International                                     41,200                                         1,704,856
      Entergy Corp                                             51,600                                         3,978,360
      Exelon Corp                                              96,000                                         5,558,400
      FirstEnergy Corp                                         23,800                                         1,332,800
      Pinnacle West Capital Corp                               42,000                                         1,806,420
      PPL Corp (a)                                             62,600                                         2,129,652
      TECO Energy Inc                                          56,500                                           900,610
      TXU Corp (a)                                             35,200                                         2,260,896
                                                                               -----------------------------------------
                                                                                                             24,346,983
                                                                               -----------------------------------------
      Electronic Components - Miscellaneous (0.30%)
      Flextronics International Ltd (b)                       102,900                                         1,166,886
      Jabil Circuit Inc                                        61,600                                         1,422,960
                                                                               -----------------------------------------
                                                                                                              2,589,846
                                                                               -----------------------------------------
      Electronic Components - Semiconductors (1.75%)
      Broadcom Corp (b)                                        60,800                                         1,458,592
      Intel Corp                                              574,100                                        10,333,800
      Nvidia Corp (b)                                          57,900                                         1,281,327
      Xilinx Inc                                              109,500                                         2,221,755
                                                                               -----------------------------------------
                                                                                                             15,295,474
                                                                               -----------------------------------------
      Electronic Forms (0.14%)
      Adobe Systems Inc (b)                                    43,400                                         1,237,334
                                                                               -----------------------------------------

      Electronic Measurement Instruments (0.15%)
      Tektronix Inc                                            48,500                                         1,322,595
                                                                               -----------------------------------------

      Engineering - Research & Development Services (
      Fluor Corp                                                8,200                                           720,206
                                                                               -----------------------------------------

      Enterprise Software & Services (0.48%)
      Oracle Corp (b)                                         281,500                                         4,214,055
                                                                               -----------------------------------------

      Entertainment Software (0.12%)
      Electronic Arts Inc (a)(b)                               22,000                                         1,036,420
                                                                               -----------------------------------------

      Fiduciary Banks (0.58%)
      Investors Financial Services Corp                        35,700                                         1,600,074
      State Street Corp                                        57,000                                         3,423,420
                                                                               -----------------------------------------
                                                                                                              5,023,494
                                                                               -----------------------------------------
      Filtration & Separation Products (0.12%)
      Pall Corp                                                40,000                                         1,043,200
                                                                               -----------------------------------------

      Finance - Consumer Loans (0.40%)
      SLM Corp                                                 68,700                                         3,455,610
                                                                               -----------------------------------------

      Finance - Credit Card (0.67%)
      American Express Co                                      69,400                                         3,612,964

      Capital One Financial Corp                               29,300                                         2,266,355
                                                                               -----------------------------------------
                                                                                                              5,879,319
                                                                               -----------------------------------------
      Finance - Investment Banker & Broker (7.10%)
      Citigroup Inc                                           374,600                                        18,096,926
      E*Trade Financial Corp (b)                              174,500                                         4,067,595
      Goldman Sachs Group Inc                                  52,200                                         7,973,550
      JPMorgan Chase & Co                                     418,428                                        19,088,685
      Lehman Brothers Holdings Inc                             54,200                                         3,520,290
      Merrill Lynch & Co Inc                                   23,200                                         1,689,424
      Morgan Stanley                                           80,000                                         5,320,000
      TD Ameritrade Holding Corp (a)                          129,900                                         2,127,762
                                                                               -----------------------------------------
                                                                                                             61,884,232
                                                                               -----------------------------------------
      Finance - Mortgage Loan/Banker (0.43%)
      Countrywide Financial Corp                              105,500                                         3,780,065
                                                                               -----------------------------------------

      Finance - Other Services (0.34%)
      Cbot Holdings Inc (a)(b)                                  7,500                                           939,750
      Chicago Mercantile Exchange Holdings Inc (a)              4,370                                         2,015,444
                                                                               -----------------------------------------
                                                                                                              2,955,194
                                                                               -----------------------------------------
      Food - Miscellaneous/Diversified (0.74%)
      Campbell Soup Co                                         20,200                                           740,936
      General Mills Inc                                        50,700                                         2,631,330
      HJ Heinz Co                                              13,100                                           549,807
      Kellogg Co (a)                                           37,000                                         1,782,290
      McCormick & Co Inc                                       10,800                                           378,648
      Sara Lee Corp                                            21,400                                           361,660
                                                                               -----------------------------------------
                                                                                                              6,444,671
                                                                               -----------------------------------------
      Food - Retail (0.08%)
      Kroger Co/The                                            31,600                                           724,588
                                                                               -----------------------------------------

      Food - Wholesale & Distribution (0.17%)
      Sysco Corp (a)                                           52,200                                         1,440,720
                                                                               -----------------------------------------

      Forestry (0.15%)
      Weyerhaeuser Co                                          22,200                                         1,302,252
                                                                               -----------------------------------------

      Gas - Distribution (0.24%)
      AGL Resources Inc                                        23,800                                           928,676
      NiSource Inc                                             53,100                                         1,208,025
                                                                               -----------------------------------------
                                                                                                              2,136,701
                                                                               -----------------------------------------
      Gold Mining (0.23%)
      Newmont Mining Corp                                      39,800                                         2,038,954
                                                                               -----------------------------------------

      Hotels & Motels (0.16%)
      Marriott International Inc                               40,300                                         1,417,754
                                                                               -----------------------------------------

      Human Resources (0.16%)
      Monster Worldwide Inc (b)                                18,800                                           752,000
      Robert Half International Inc (a)                        19,100                                           618,076
                                                                               -----------------------------------------
                                                                                                              1,370,076
                                                                               -----------------------------------------
      Identification Systems - Development (0.28%)
      Symbol Technologies Inc                                 218,100                                         2,410,005
                                                                               -----------------------------------------

      Independent Power Producer (0.18%)
      Dynegy Inc (b)                                          135,600                                           763,428

      NRG Energy Inc (a)(b)                                    16,600                                           817,550
                                                                               -----------------------------------------
                                                                                                              1,580,978
                                                                               -----------------------------------------
      Instruments - Controls (0.07%)
      Thermo Electron Corp (b)                                 15,900                                           588,459
                                                                               -----------------------------------------

      Instruments - Scientific (0.07%)
      Fisher Scientific International Inc (b)                   8,800                                           652,168
                                                                               -----------------------------------------

      Insurance Brokers (0.35%)
      Marsh & McLennan Cos Inc                                 92,500                                         2,500,275
      Willis Group Holdings Ltd (a)                            15,800                                           513,974
                                                                               -----------------------------------------
                                                                                                              3,014,249
                                                                               -----------------------------------------
      Internet Content - Information & News (0.03%)
      CNET Networks Inc (a)(b)                                 28,200                                           238,008
                                                                               -----------------------------------------

      Internet Security (0.34%)
      McAfee Inc (b)                                           79,400                                         1,711,070
      Symantec Corp (a)(b)                                     51,926                                           901,955
      VeriSign Inc (a)(b)                                      19,100                                           342,463
                                                                               -----------------------------------------
                                                                                                              2,955,488
                                                                               -----------------------------------------
      Investment Management & Advisory Services (0.65
      Affiliated Managers Group Inc (a)(b)                      7,800                                           714,090
      Ameriprise Financial Inc                                 35,200                                         1,569,920
      Franklin Resources Inc                                   13,300                                         1,216,285
      Janus Capital Group Inc                                  17,200                                           278,468
      Legg Mason Inc                                           22,500                                         1,878,075
                                                                               -----------------------------------------
                                                                                                              5,656,838
                                                                               -----------------------------------------
      Leisure & Recreation Products (0.06%)
      Brunswick Corp                                           17,100                                           505,647
                                                                               -----------------------------------------

      Life & Health Insurance (1.10%)
      Aflac Inc                                                43,300                                         1,911,262
      Cigna Corp                                               22,300                                         2,034,875
      Lincoln National Corp                                    32,920                                         1,865,906
      Prudential Financial Inc                                 48,100                                         3,782,584
                                                                               -----------------------------------------
                                                                                                              9,594,627
                                                                               -----------------------------------------
      Linen Supply & Related Items (0.04%)
      Cintas Corp (a)                                          10,400                                           367,120
                                                                               -----------------------------------------

      Machinery - Construction & Mining (0.10%)
      Caterpillar Inc                                          12,300                                           871,701
                                                                               -----------------------------------------

      Medical - Biomedical/Gene (1.21%)
      Amgen Inc (b)                                            94,600                                         6,597,404
      Biogen Idec Inc (b)                                      33,200                                         1,398,384
      Genentech Inc (a)(b)                                      9,200                                           743,544
      Genzyme Corp (b)                                         26,100                                         1,782,108
                                                                               -----------------------------------------
                                                                                                             10,521,440
                                                                               -----------------------------------------
      Medical - Drugs (5.05%)
      Abbott Laboratories (a)                                 108,500                                         5,183,045
      Allergan Inc                                             20,200                                         2,178,570
      Bristol-Myers Squibb Co (a)                              23,600                                           565,692
      Cephalon Inc (a)(b)                                       8,800                                           578,512
      Eli Lilly & Co                                           87,800                                         4,984,406
      Merck & Co Inc                                          173,800                                         6,998,926
      Pfizer Inc                                              562,000                                        14,606,380

      Schering-Plough Corp                                    109,300                                         2,234,092
      Sepracor Inc (a)(b)                                       4,800                                           237,120
      Shire PLC ADR (a)                                        28,700                                         1,392,237
      Wyeth                                                   105,000                                         5,089,350
                                                                               -----------------------------------------
                                                                                                             44,048,330
                                                                               -----------------------------------------
      Medical - Generic Drugs (0.10%)
      Barr Pharmaceuticals Inc (b)                             18,300                                           910,608
                                                                               -----------------------------------------

      Medical - HMO (1.43%)
      Aetna Inc                                                82,000                                         2,582,180
      Coventry Health Care Inc (b)                             14,600                                           769,420
      Humana Inc (b)                                           30,800                                         1,722,644
      UnitedHealth Group Inc                                  100,400                                         4,802,132
      WellPoint Inc (b)                                        34,800                                         2,592,600
                                                                               -----------------------------------------
                                                                                                             12,468,976
                                                                               -----------------------------------------
      Medical - Hospitals (0.06%)
      Community Health Systems Inc (b)                         15,300                                           554,778
                                                                               -----------------------------------------

      Medical - Wholesale Drug Distribution (0.36%)
      Cardinal Health Inc                                      46,300                                         3,102,100
                                                                               -----------------------------------------

      Medical Instruments (1.09%)
      Boston Scientific Corp (b)                              158,900                                         2,702,889
      Medtronic Inc (a)                                       102,000                                         5,153,040
      St Jude Medical Inc (b)                                  45,200                                         1,667,880
                                                                               -----------------------------------------
                                                                                                              9,523,809
                                                                               -----------------------------------------
      Medical Products (2.04%)
      Baxter International Inc                                 45,700                                         1,919,400
      Johnson & Johnson                                       226,200                                        14,148,810
      Stryker Corp (a)                                         11,700                                           532,467
      Zimmer Holdings Inc (a)(b)                               18,900                                         1,195,236
                                                                               -----------------------------------------
                                                                                                             17,795,913
                                                                               -----------------------------------------
      Metal - Aluminum (0.20%)
      Alcan Inc (a)                                            17,600                                           805,376
      Alcoa Inc                                                32,700                                           979,365
                                                                               -----------------------------------------
                                                                                                              1,784,741
                                                                               -----------------------------------------
      Multi-Line Insurance (2.71%)
      American International Group Inc                        232,200                                        14,087,574
      Genworth Financial Inc                                   58,200                                         1,996,260
      Hartford Financial Services Group Inc                    52,500                                         4,454,100
      Loews Corp                                               24,100                                           893,146
      Metlife Inc (a)                                          17,300                                           899,600
      XL Capital Ltd (a)                                       20,700                                         1,318,590
                                                                               -----------------------------------------
                                                                                                             23,649,270
                                                                               -----------------------------------------
      Multimedia (1.62%)
      EW Scripps Co                                             7,800                                           333,294
      McGraw-Hill Cos Inc/The                                  20,300                                         1,142,890
      Meredith Corp                                             5,200                                           245,596
      News Corp                                                67,100                                         1,291,004
      Time Warner Inc                                         243,100                                         4,011,150
      Viacom Inc (b)                                           96,100                                         3,349,085
      Walt Disney Co                                          126,800                                         3,764,692
                                                                               -----------------------------------------
                                                                                                             14,137,711
                                                                               -----------------------------------------
      Networking Products (1.33%)
      Cisco Systems Inc (b)                                   481,800                                         8,600,130

      Juniper Networks Inc (a)(b)                             219,600                                         2,953,620
                                                                               -----------------------------------------
                                                                                                             11,553,750
                                                                               -----------------------------------------
      Non-Hazardous Waste Disposal (0.32%)
      Republic Services Inc (a)                                35,400                                         1,421,664
      Waste Management Inc                                     38,600                                         1,327,068
                                                                               -----------------------------------------
                                                                                                              2,748,732
                                                                               -----------------------------------------
      Office Automation & Equipment (0.14%)
      Pitney Bowes Inc                                         30,600                                         1,264,392
                                                                               -----------------------------------------

      Office Supplies & Forms (0.13%)
      Avery Dennison Corp                                      18,600                                         1,090,518
                                                                               -----------------------------------------

      Oil - Field Services (1.83%)
      Baker Hughes Inc                                         41,000                                         3,277,950
      BJ Services Co (a)                                       38,300                                         1,389,141
      Halliburton Co                                           38,800                                         1,294,368
      Schlumberger Ltd                                        149,100                                         9,967,335
                                                                               -----------------------------------------
                                                                                                             15,928,794
                                                                               -----------------------------------------
      Oil & Gas Drilling (0.47%)
      Nabors Industries Ltd (a)(b)                             38,400                                         1,356,288
      Transocean Inc (a)(b)                                    35,900                                         2,772,557
                                                                               -----------------------------------------
                                                                                                              4,128,845
                                                                               -----------------------------------------
      Oil Company - Exploration & Production (1.05%)
      Anadarko Petroleum Corp                                  42,800                                         1,957,672
      Devon Energy Corp (a)                                    20,600                                         1,331,584
      EOG Resources Inc                                        19,200                                         1,423,680
      Murphy Oil Corp (a)                                      53,600                                         2,758,256
      XTO Energy Inc                                           35,966                                         1,690,042
                                                                               -----------------------------------------
                                                                                                              9,161,234
                                                                               -----------------------------------------
      Oil Company - Integrated (6.21%)
      Chevron Corp                                            169,400                                        11,143,132
      ConocoPhillips                                           92,000                                         6,314,880
      Exxon Mobil Corp                                        480,100                                        32,521,974
      Occidental Petroleum Corp                                21,300                                         2,295,075
      Total SA ADR                                             27,600                                         1,883,148
                                                                               -----------------------------------------
                                                                                                             54,158,209
                                                                               -----------------------------------------
      Oil Field Machinery & Equipment (0.46%)
      FMC Technologies Inc (b)                                 24,200                                         1,525,084
      Grant Prideco Inc (b)                                    39,600                                         1,802,196
      National Oilwell Varco Inc (a)(b)                        10,100                                           677,104
                                                                               -----------------------------------------
                                                                                                              4,004,384
                                                                               -----------------------------------------
      Oil Refining & Marketing (0.29%)
      Valero Energy Corp                                       37,600                                         2,535,368
                                                                               -----------------------------------------

      Optical Supplies (0.10%)
      Alcon Inc                                                 8,200                                           905,444
                                                                               -----------------------------------------

      Paper & Related Products (0.33%)
      Bowater Inc (a)                                          19,800                                           401,544
      International Paper Co                                   63,800                                         2,190,254
      Potlatch Corp (a)                                         7,663                                           265,217
                                                                               -----------------------------------------
                                                                                                              2,857,015
                                                                               -----------------------------------------
      Pharmacy Services (0.58%)
      Caremark Rx Inc                                          52,100                                         2,750,880
      Medco Health Solutions Inc (b)                           38,400                                         2,278,272
                                                                               -----------------------------------------
                                                                                                              5,029,152
                                                                               -----------------------------------------

                                                                               -----------------------------------------
      Pipelines (0.35%)
      Williams Cos Inc                                        124,700                                         3,023,975
                                                                               -----------------------------------------

      Power Converter & Supply Equipment (0.04%)
      American Power Conversion Corp (a)                       19,000                                           320,720
                                                                               -----------------------------------------

      Property & Casualty Insurance (0.43%)
      Progressive Corp/The                                     51,000                                         1,233,690
      St Paul Travelers Cos Inc/The                            55,371                                         2,535,992
                                                                               -----------------------------------------
                                                                                                              3,769,682
                                                                               -----------------------------------------
      Publishing - Newspapers (0.27%)
      Dow Jones & Co Inc                                       10,900                                           381,936
      Gannett Co Inc (a)                                       17,600                                           917,312
      Tribune Co (a)                                           22,800                                           677,388
      Washington Post Co/The                                      500                                           385,500
                                                                               -----------------------------------------
                                                                                                              2,362,136
                                                                               -----------------------------------------
      Regional Banks (4.75%)
      Bank of America Corp                                    189,370                                         9,758,236
      Fifth Third Bancorp                                     218,800                                         8,345,032
      National City Corp (a)                                  122,900                                         4,424,400
      PNC Financial Services Group Inc                          9,100                                           644,644
      SunTrust Banks Inc                                       54,200                                         4,274,754
      US Bancorp                                              160,800                                         5,145,600
      Wells Fargo & Co                                        122,500                                         8,861,650
                                                                               -----------------------------------------
                                                                                                             41,454,316
                                                                               -----------------------------------------
      Reinsurance (0.10%)
      Axis Capital Holdings Ltd                                30,000                                           886,800
                                                                               -----------------------------------------

      REITS - Apartments (0.29%)
      Archstone-Smith Trust                                    47,500                                         2,492,325
                                                                               -----------------------------------------

      REITS - Mortgage (0.23%)
      CapitalSource Inc (a)                                    85,446                                         2,015,671
                                                                               -----------------------------------------

      REITS - Office Property (0.32%)
      Boston Properties Inc (a)                                28,700                                         2,818,340
                                                                               -----------------------------------------

      REITS - Regional Malls (0.12%)
      Simon Property Group Inc                                 12,100                                         1,034,913
                                                                               -----------------------------------------

      REITS - Shopping Centers (0.06%)
      Kimco Realty Corp                                        13,900                                           545,436
                                                                               -----------------------------------------

      REITS - Warehouse & Industrial (0.18%)
      Prologis                                                 27,700                                         1,533,195
                                                                               -----------------------------------------

      Retail - Apparel & Shoe (0.15%)
      Ross Stores Inc                                          53,400                                         1,329,126
                                                                               -----------------------------------------

      Retail - Bedding (0.31%)
      Bed Bath & Beyond Inc (b)                                80,600                                         2,698,488
                                                                               -----------------------------------------

      Retail - Building Products (1.10%)
      Home Depot Inc                                          185,100                                         6,424,821
      Lowe's Cos Inc                                          111,800                                         3,169,530
                                                                               -----------------------------------------
                                                                                                              9,594,351
                                                                               -----------------------------------------

      Retail - Consumer Electronics (0.21%)
      Best Buy Co Inc (a)                                      40,000                                         1,813,600
                                                                               -----------------------------------------

      Retail - Discount (2.18%)
      Costco Wholesale Corp                                    35,600                                         1,878,256
      Target Corp                                              83,400                                         3,829,728
      TJX Cos Inc                                             123,000                                         2,997,510
      Wal-Mart Stores Inc                                     230,900                                        10,275,050
                                                                               -----------------------------------------
                                                                                                             18,980,544
                                                                               -----------------------------------------
      Retail - Drug Store (0.74%)
      CVS Corp                                                 62,000                                         2,028,640
      Walgreen Co                                              95,300                                         4,458,134
                                                                               -----------------------------------------
                                                                                                              6,486,774
                                                                               -----------------------------------------
      Retail - Office Supplies (0.15%)
      Staples Inc                                              60,750                                         1,313,415
                                                                               -----------------------------------------

      Retail - Regional Department Store (0.92%)
      Kohl's Corp (a)(b)                                      142,000                                         8,041,460
                                                                               -----------------------------------------

      Retail - Restaurants (0.16%)
      Panera Bread Co (a)(b)                                   11,900                                           622,489
      Starbucks Corp (a)(b)                                    22,200                                           760,572
                                                                               -----------------------------------------
                                                                                                              1,383,061
                                                                               -----------------------------------------
      Savings & Loans - Thrifts (0.18%)
      Washington Mutual Inc                                    35,600                                         1,591,320
                                                                               -----------------------------------------

      Schools (0.05%)
      Apollo Group Inc (a)(b)                                   8,600                                           406,952
                                                                               -----------------------------------------

      Semiconductor Component - Integrated Circuits (
      Linear Technology Corp                                   21,500                                           695,525
      Marvell Technology Group Ltd (b)                        114,200                                         2,118,410
      Maxim Integrated Products Inc                            70,800                                         2,080,104
                                                                               -----------------------------------------
                                                                                                              4,894,039
                                                                               -----------------------------------------
      Semiconductor Equipment (0.35%)
      Applied Materials Inc                                   194,900                                         3,067,726
                                                                               -----------------------------------------

      Steel - Producers (0.25%)
      Nucor Corp                                               41,400                                         2,201,238
                                                                               -----------------------------------------

      Telecommunication Equipment (0.26%)
      Comverse Technology Inc (a)(b)                           14,800                                           286,824
      Lucent Technologies Inc (a)(b)                          929,500                                         1,979,835
                                                                               -----------------------------------------
                                                                                                              2,266,659
                                                                               -----------------------------------------
      Telecommunication Equipment - Fiber Optics (0.0
      Corning Inc (b)                                          17,500                                           333,725
                                                                               -----------------------------------------

      Telecommunication Services (0.50%)
      TELUS Corp                                              102,800                                         4,318,628
                                                                               -----------------------------------------

      Telephone - Integrated (1.85%)
      Alltel Corp                                              34,400                                         1,897,848
      AT&T Inc                                                  5,800                                           173,942
      BellSouth Corp                                           97,600                                         3,822,992
      Sprint Nextel Corp                                      159,358                                         3,155,288
      Verizon Communications Inc                              195,800                                         6,621,956

      Windstream Corp                                          35,567                                           445,656
                                                                               -----------------------------------------
                                                                                                             16,117,682
                                                                               -----------------------------------------
      Television (0.12%)
      Univision Communications Inc (a)(b)                      32,500                                         1,085,500
                                                                               -----------------------------------------

      Therapeutics (0.29%)
      Gilead Sciences Inc (b)                                  40,800                                         2,508,384
                                                                               -----------------------------------------

      Tobacco (1.73%)
      Altria Group Inc (a)                                    188,800                                        15,098,336
                                                                               -----------------------------------------

      Toys (0.09%)
      Mattel Inc                                               41,700                                           752,268
                                                                               -----------------------------------------

      Transport - Rail (0.90%)
      Norfolk Southern Corp                                    71,200                                         3,091,504
      Union Pacific Corp                                       55,600                                         4,726,000
                                                                               -----------------------------------------
                                                                                                              7,817,504
                                                                               -----------------------------------------
      Transport - Services (0.59%)
      FedEx Corp                                               12,400                                         1,298,404
      United Parcel Service Inc (a)                            55,800                                         3,845,178
                                                                               -----------------------------------------
                                                                                                              5,143,582
                                                                               -----------------------------------------
      Web Portals (1.18%)
      Google Inc (b)                                           19,100                                         7,384,060
      Yahoo! Inc (a)(b)                                       106,600                                         2,893,124
                                                                               -----------------------------------------
                                                                                                             10,277,184
                                                                               -----------------------------------------
      Wireless Equipment (1.58%)
      American Tower Corp (b)                                 128,892                                         4,356,550
      Crown Castle International Corp (a)(b)                  112,500                                         3,963,375
      Motorola Inc (a)                                         86,900                                         1,977,844
      Nokia OYJ ADR                                            95,700                                         1,899,645
      Qualcomm Inc                                             44,700                                         1,576,122
                                                                               -----------------------------------------
                                                                                                             13,773,536
                                                                               -----------------------------------------
      TOTAL COMMON STOCKS                                                                                  $ 865,618,537
                                                                                                              ------

                                                                Principal
                                                                  Amount                          Value
                                                               ------------------------- ------- -------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
      U.S. Treasury Bill (0.05%)
         4.65%, 8/10/2006 (c)                                   450,000                                          449,461
                                                                                                 -------------------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                   $                   449,461
                                                                                                 -------------------------
      MONEY MARKET FUNDS (10.27%)
      BNY Institutional Cash Reserve Fund (d)                  89,518,000                                      89,518,000
                                                                                                 -------------------------
      TOTAL MONEY MARKET FUNDS                                                                $                89,518,000
                                                                                                 -------------------------
      Total Investments                                                                       $               955,585,998
      Liabilities in Excess of Other Assets, Net - (9.60)%                                                   (83,663,812)
                                                                                                 -------------------------
      TOTAL NET ASSETS - 100.00%                                                              $               871,922,186
                                                                                                 =========================
                                                                                                 -------------------------




      (a)  Security or a portion of the
        security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security or a portion of the
        security was pledged to cover margin
        requirements for futures contracts.
        At the end of the period, the value
      of these securities totaled $449,461 or
         0.05% of net assets.

      (d Security was purchased with the cash
        proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $      106,251,574
      Unrealized Depreciation                                                                         (46,792,055)
                                                                                                       -------------
      Net Unrealized Appreciation (Depreciation)                                                        59,459,519
      Cost for federal income tax purposes                                                             896,126,479


SCHEDULE OF FUTURES CONTRACTS


                                                                   Current                             Unrealized
                                        Number of   Original        Market                           Appreciation/
      Type                              Contracts     Value         Value                            (Depreciation)
      --------------------------------- ---------- --------------------------------------------- -----------------------
      Buy:
      S&P 500 eMini; September 2006        97       $6,255,063     $6,216,730                          $(38,333)


      Portfolio Summary (unaudited)
      ----------------------------- -----------------------
      Sector                                       Percent
      ----------------------------- -----------------------
      Financial                                     32.15%
      Consumer, Non-cyclical                        20.96%
      Industrial                                    11.46%
      Energy                                        10.77%
      Communications                                10.74%
      Technology                                     9.61%
      Consumer, Cyclical                             7.87%
      Utilities                                      3.47%
      Basic Materials                                2.52%
      Government                                     0.05%
      Liabilities in Excess of                    (-9.60%)
      Other Assets, Net
                                    -----------------------
      TOTAL NET ASSETS                             100.00%
                                    =======================

      Other Assets Summary (unaudite
      ----------------------------- -----------------------
      Asset Type                                   Percent
      ----------------------------- -----------------------
      Futures                                        0.71%


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Blend Fund I

                                                                                                 Value
                                                      ----------------- ------- -----------------------------------------
      COMMON STOCKS (99.86%)
      Aerospace & Defense (3.31%)
      Boeing Co                                                 33,200       $                                 2,570,344
      Lockheed Martin Corp                                      20,000                                         1,593,600
      Northrop Grumman Corp                                     21,900                                         1,449,561
      Raytheon Co                                               27,000                                         1,216,890
                                                                                -----------------------------------------
                                                                                                               6,830,395
                                                                                -----------------------------------------
      Aerospace & Defense Equipment (0.58%)
      United Technologies Corp                                  19,200                                         1,194,048
                                                                                -----------------------------------------

      Agricultural Chemicals (0.68%)
      Monsanto Co                                               32,800                                         1,410,072
                                                                                -----------------------------------------

      Agricultural Operations (0.80%)
      Archer-Daniels-Midland Co                                 37,300                                         1,641,200
                                                                                -----------------------------------------

      Apparel Manufacturers (0.10%)
      Jones Apparel Group Inc                                    6,900                                           204,240
                                                                                -----------------------------------------

      Applications Software (1.70%)
      Microsoft Corp                                           146,342                                         3,516,598
                                                                                -----------------------------------------

      Athletic Footwear (0.38%)
      Nike Inc                                                   9,900                                           782,100
                                                                                -----------------------------------------

      Auto/Truck Parts & Equipment - Original (0.07%)
      ArvinMeritor Inc (a)                                       9,000                                           148,140
                                                                                -----------------------------------------

      Batteries & Battery Systems (0.26%)
      Energizer Holdings Inc (b)                                 8,300                                           528,129
                                                                                -----------------------------------------

      Beverages - Non-Alcoholic (1.32%)
      Coca-Cola Co/The                                          22,800                                         1,014,600
      PepsiCo Inc                                               26,862                                         1,702,514
                                                                                -----------------------------------------
                                                                                                               2,717,114
                                                                                -----------------------------------------
      Broadcasting Services & Programming (0.67%)
      Clear Channel Communications Inc (a)                      37,900                                         1,097,205
      Liberty Media Holding Corp - Capital (b)                   3,410                                           278,290
                                                                                -----------------------------------------
                                                                                                               1,375,495
                                                                                -----------------------------------------
      Building Products - Cement & Aggregate (0.11%)
      Martin Marietta Materials Inc                              2,900                                           233,508
                                                                                -----------------------------------------

      Cable TV (0.40%)
      Comcast Corp (a)(b)                                       24,200                                           831,996
                                                                                -----------------------------------------

      Cellular Telecommunications (0.13%)
      US Cellular Corp (a)(b)                                    4,300                                           258,645
                                                                                -----------------------------------------

      Commercial Banks (0.73%)
      Regions Financial Corp                                    24,700                                           896,363

      UnionBanCal Corp                                          10,000                                           617,900
                                                                                -----------------------------------------
                                                                                                               1,514,263
                                                                                -----------------------------------------
      Commercial Services - Finance (0.39%)
      Moody's Corp (a)                                          14,700                                           806,736
                                                                                -----------------------------------------

      Computer Services (0.48%)
      Computer Sciences Corp (b)                                18,900                                           990,171
                                                                                -----------------------------------------

      Computers (1.49%)
      Hewlett-Packard Co                                        72,500                                         2,313,475
      International Business Machines Corp                       9,900                                           766,359
                                                                                -----------------------------------------
                                                                                                               3,079,834
                                                                                -----------------------------------------
      Computers - Memory Devices (0.48%)
      EMC Corp/Massachusetts (b)                                65,900                                           668,885
      Western Digital Corp (a)(b)                               18,500                                           324,490
                                                                                -----------------------------------------
                                                                                                                 993,375
                                                                                -----------------------------------------
      Consulting Services (0.58%)
      Accenture Ltd                                             40,600                                         1,187,956
                                                                                -----------------------------------------

      Cosmetics & Toiletries (2.96%)
      Colgate-Palmolive Co                                      17,100                                         1,014,372
      Procter & Gamble Co                                       90,744                                         5,099,813
                                                                                -----------------------------------------
                                                                                                               6,114,185
                                                                                -----------------------------------------
      Data Processing & Management (0.97%)
      Automatic Data Processing Inc                             11,000                                           481,360
      CSG Systems International Inc (a)(b)                       6,600                                           171,864
      First Data Corp                                           16,300                                           665,855
      Global Payments Inc                                        9,200                                           391,368
      SEI Investments Co                                         6,000                                           293,160
                                                                                -----------------------------------------
                                                                                                               2,003,607
                                                                                -----------------------------------------
      Distribution & Wholesale (0.10%)
      Tech Data Corp (b)                                         5,300                                           197,054
                                                                                -----------------------------------------

      Diversified Manufacturing Operations (3.19%)
      General Electric Co                                      188,663                                         6,167,393
      SPX Corp                                                   3,900                                           213,135
      Tyco International Ltd                                     7,600                                           198,284
                                                                                -----------------------------------------
                                                                                                               6,578,812
                                                                                -----------------------------------------
      Diversified Minerals (0.59%)
      Cia Vale do Rio Doce ADR                                  52,200                                         1,211,040
                                                                                -----------------------------------------

      Drug Delivery Systems (0.07%)
      Hospira Inc (b)                                            3,400                                           148,546
                                                                                -----------------------------------------

      Electric - Integrated (3.31%)
      American Electric Power Co Inc                            37,600                                         1,358,112
      Dominion Resources Inc/VA                                 13,800                                         1,083,024
      Edison International                                      21,100                                           873,118
      Exelon Corp                                                5,000                                           289,500
      PG&E Corp                                                 32,400                                         1,350,432
      Sierra Pacific Resources (b)                              10,300                                           148,835
      TXU Corp (a)                                              24,600                                         1,580,058
      Wisconsin Energy Corp                                      3,700                                           156,140
                                                                                -----------------------------------------
                                                                                                               6,839,219
                                                                                -----------------------------------------

      Electric Products - Miscellaneous (0.73%)
      Emerson Electric Co                                       19,000                                         1,499,480
                                                                                -----------------------------------------

      Electronic Components - Semiconductors (1.21%)
      Intel Corp                                                 8,200                                           147,600
      Micron Technology Inc (a)(b)                              38,100                                           593,979
      Texas Instruments Inc                                     59,200                                         1,762,976
                                                                                -----------------------------------------
                                                                                                               2,504,555
                                                                                -----------------------------------------
      Electronic Design Automation (0.34%)
      Cadence Design Systems Inc (b)                            43,500                                           704,265
                                                                                -----------------------------------------

      Electronic Forms (0.28%)
      Adobe Systems Inc (b)                                     20,200                                           575,902
                                                                                -----------------------------------------

      Electronic Measurement Instruments (0.37%)
      Agilent Technologies Inc (b)                              26,900                                           765,036
                                                                                -----------------------------------------

      Electronic Parts Distribution (0.15%)
      Arrow Electronics Inc (b)                                 10,800                                           305,208
                                                                                -----------------------------------------

Engineering - Research & Development Services (0.43%)
      Fluor Corp                                                10,100                                           887,083
                                                                                -----------------------------------------

      Enterprise Software & Services (0.20%)
      BMC Software Inc (b)                                       6,200                                           145,204
      CA Inc (a)                                                    75                                             1,572
      Novell Inc (b)                                            19,500                                           126,555
      Sybase Inc (a)(b)                                          6,600                                           138,930
                                                                                -----------------------------------------
                                                                                                                 412,261
                                                                                -----------------------------------------
      Fiduciary Banks (0.46%)
      State Street Corp                                         15,700                                           942,942
                                                                                -----------------------------------------

      Finance - Auto Loans (0.46%)
      AmeriCredit Corp (a)(b)                                   38,700                                           951,633
                                                                                -----------------------------------------

      Finance - Investment Banker & Broker (5.48%)
      Bear Stearns Cos Inc/The                                   3,000                                           425,610
      Citigroup Inc                                             71,782                                         3,467,788
      E*Trade Financial Corp (b)                                24,400                                           568,764
      JPMorgan Chase & Co                                       70,180                                         3,201,612
      Merrill Lynch & Co Inc                                    41,114                                         2,993,921
      UBS AG (b)                                                12,200                                           663,680
                                                                                -----------------------------------------
                                                                                                              11,321,375
                                                                                -----------------------------------------
      Financial Guarantee Insurance (0.73%)
      MBIA Inc                                                  20,832                                         1,225,130
      Radian Group Inc                                           4,600                                           283,038
                                                                                -----------------------------------------
                                                                                                               1,508,168
                                                                                -----------------------------------------
      Food - Meat Products (0.39%)
      Tyson Foods Inc (a)                                       56,900                                           805,135
                                                                                -----------------------------------------

      Food - Miscellaneous/Diversified (0.11%)
      General Mills Inc                                          4,500                                           233,550
                                                                                -----------------------------------------

      Food - Retail (1.02%)
      Kroger Co/The                                             34,700                                           795,671

      Safeway Inc                                               47,000                                         1,319,760
                                                                                -----------------------------------------
                                                                                                               2,115,431
                                                                                -----------------------------------------
      Forestry (0.07%)
      Weyerhaeuser Co                                            2,600                                           152,516
                                                                                -----------------------------------------

      Gold Mining (0.07%)
      Newmont Mining Corp                                        2,900                                           148,567
                                                                                -----------------------------------------

      Health Care Cost Containment (0.66%)
      McKesson Corp                                             27,000                                         1,360,530
                                                                                -----------------------------------------

      Home Furnishings (0.09%)
      Furniture Brands International Inc (a)                     9,000                                           180,540
                                                                                -----------------------------------------

      Hotels & Motels (0.71%)
      Choice Hotels International Inc (a)                       20,100                                           856,662
      Starwood Hotels & Resorts Worldwide Inc                   11,700                                           615,186
                                                                                -----------------------------------------
                                                                                                               1,471,848
                                                                                -----------------------------------------
      Human Resources (0.26%)
      Manpower Inc                                               9,100                                           541,268
                                                                                -----------------------------------------

      Industrial Gases (0.07%)
      Airgas Inc                                                 4,100                                           148,625
                                                                                -----------------------------------------

      Instruments - Scientific (0.09%)
      Waters Corp (b)                                            4,400                                           178,992
                                                                                -----------------------------------------

      Investment Management & Advisory Services (0.38%
      Ameriprise Financial Inc                                   7,400                                           330,040
      Franklin Resources Inc                                     1,700                                           155,465
      T Rowe Price Group Inc                                     7,000                                           289,170
                                                                                -----------------------------------------
                                                                                                                 774,675
                                                                                -----------------------------------------
      Leisure & Recreation Products (0.07%)
      Brunswick Corp                                             5,100                                           150,807
                                                                                -----------------------------------------

      Life & Health Insurance (0.06%)
      Cigna Corp                                                 1,300                                           118,625
                                                                                -----------------------------------------

      Machinery - Construction & Mining (0.81%)
      Caterpillar Inc                                           23,600                                         1,672,532
                                                                                -----------------------------------------

      Medical - Biomedical/Gene (2.33%)
      Amgen Inc (b)                                             50,672                                         3,533,865
      Genentech Inc (b)                                         13,200                                         1,066,824
      Genzyme Corp (a)(b)                                        3,200                                           218,496
                                                                                -----------------------------------------
                                                                                                               4,819,185
                                                                                -----------------------------------------
      Medical - Drugs (6.09%)
      Abbott Laboratories                                       21,904                                         1,046,354
      Allergan Inc                                               4,900                                           528,465
      Eisai Co Ltd ADR                                          13,700                                           629,515
      Eli Lilly & Co                                            24,082                                         1,367,135
      Forest Laboratories Inc (b)                               10,200                                           472,362
      Merck & Co Inc                                            49,700                                         2,001,419
      Pfizer Inc                                               139,420                                         3,623,526
      Sanofi-Aventis ADR                                        26,900                                         1,274,791
      Schering-Plough Corp                                      68,300                                         1,396,052

      Wyeth                                                      4,800                                           232,656
                                                                                -----------------------------------------
                                                                                                              12,572,275
                                                                                -----------------------------------------
      Medical - HMO (0.69%)
      Humana Inc (b)                                            10,300                                           576,079
      WellPoint Inc (b)                                         11,500                                           856,750
                                                                                -----------------------------------------
                                                                                                               1,432,829
                                                                                -----------------------------------------
      Medical - Wholesale Drug Distribution (0.92%)
      AmerisourceBergen Corp                                    29,000                                         1,247,000
      Cardinal Health Inc                                        9,600                                           643,200
                                                                                -----------------------------------------
                                                                                                               1,890,200
                                                                                -----------------------------------------
      Medical Instruments (1.08%)
      Boston Scientific Corp (b)                                     1                                                17
      Medtronic Inc                                             44,300                                         2,238,036
                                                                                -----------------------------------------
                                                                                                               2,238,053
                                                                                -----------------------------------------
      Medical Products (1.44%)
      Baxter International Inc                                   8,100                                           340,200
      Johnson & Johnson                                         42,200                                         2,639,610
                                                                                -----------------------------------------
                                                                                                               2,979,810
                                                                                -----------------------------------------
      Multi-Line Insurance (4.41%)
      ACE Ltd                                                   20,500                                         1,056,365
      American International Group Inc                          52,486                                         3,184,326
      Genworth Financial Inc                                    38,800                                         1,330,840
      Loews Corp                                                37,700                                         1,397,162
      Metlife Inc                                               41,300                                         2,147,600
                                                                                -----------------------------------------
                                                                                                               9,116,293
                                                                                -----------------------------------------
      Multimedia (3.01%)
      McGraw-Hill Cos Inc/The                                    9,700                                           546,110
      News Corp                                                 10,500                                           202,020
      Time Warner Inc                                          125,700                                         2,074,050
      Viacom Inc (b)                                            19,150                                           667,377
      Walt Disney Co                                            91,600                                         2,719,604
                                                                                -----------------------------------------
                                                                                                               6,209,161
                                                                                -----------------------------------------
      Networking Products (1.63%)
      Cisco Systems Inc (b)                                    188,940                                         3,372,579
                                                                                -----------------------------------------

      Non-Hazardous Waste Disposal (0.64%)
      Republic Services Inc                                      7,600                                           305,216
      Waste Management Inc                                      29,500                                         1,014,210
                                                                                -----------------------------------------
                                                                                                               1,319,426
                                                                                -----------------------------------------
      Oil - Field Services (1.55%)
      Halliburton Co                                            31,300                                         1,044,168
      Schlumberger Ltd                                          32,400                                         2,165,940
                                                                                -----------------------------------------
                                                                                                               3,210,108
                                                                                -----------------------------------------
      Oil & Gas Drilling (0.08%)
      Transocean Inc (b)                                         2,100                                           162,183
                                                                                -----------------------------------------

      Oil Company - Exploration & Production (2.68%)
      Apache Corp                                               16,900                                         1,190,943
      Devon Energy Corp                                         24,700                                         1,596,608
      EOG Resources Inc                                         19,100                                         1,416,265
      Noble Energy Inc                                          23,500                                         1,189,335
      Ultra Petroleum Corp (b)                                   2,300                                           134,688
                                                                                -----------------------------------------
                                                                                                               5,527,839
                                                                                -----------------------------------------
      Oil Company - Integrated (5.59%)
      Chevron Corp                                              28,900                                         1,901,042
      ConocoPhillips                                            42,068                                         2,887,548
      Exxon Mobil Corp                                          84,949                                         5,754,445
      Occidental Petroleum Corp                                  9,300                                         1,002,075
                                                                                -----------------------------------------
                                                                                                              11,545,110
                                                                                -----------------------------------------
      Oil Refining & Marketing (0.51%)
      Sunoco Inc                                                15,100                                         1,050,054
                                                                                -----------------------------------------

      Optical Supplies (0.26%)
      Alcon Inc                                                  4,900                                           541,058
                                                                                -----------------------------------------

      Pharmacy Services (1.28%)
      Caremark Rx Inc                                            9,300                                           491,040
      Express Scripts Inc (b)                                   16,400                                         1,263,292
      Medco Health Solutions Inc (a)(b)                         15,000                                           889,950
                                                                                -----------------------------------------
                                                                                                               2,644,282
                                                                                -----------------------------------------
      Pipelines (0.16%)
      Equitable Resources Inc                                    9,100                                           327,691
                                                                                -----------------------------------------

      Property & Casualty Insurance (0.62%)
      Chubb Corp                                                25,400                                         1,280,668
                                                                                -----------------------------------------

      Regional Banks (6.22%)
      Bank of America Corp                                     113,092                                         5,827,631
      PNC Financial Services Group Inc                          12,900                                           913,836
      US Bancorp                                                58,700                                         1,878,400
      Wachovia Corp                                             40,600                                         2,177,378
      Wells Fargo & Co                                          28,300                                         2,047,222
                                                                                -----------------------------------------
                                                                                                              12,844,467
                                                                                -----------------------------------------
      REITS - Storage (0.11%)
      Public Storage Inc (a)                                     2,700                                           216,783
                                                                                -----------------------------------------

      REITS - Warehouse & Industrial (0.54%)
      Prologis                                                  20,100                                         1,112,535
                                                                                -----------------------------------------

      Retail - Apparel & Shoe (0.25%)
      Payless Shoesource Inc (b)                                19,836                                           513,356
                                                                                -----------------------------------------

      Retail - Automobile (0.34%)
      Autonation Inc (a)(b)                                     35,900                                           707,230
                                                                                -----------------------------------------

      Retail - Consumer Electronics (0.50%)
      Circuit City Stores Inc                                   42,524                                         1,041,838
                                                                                -----------------------------------------

      Retail - Discount (0.73%)
      Costco Wholesale Corp                                     15,000                                           791,400
      Wal-Mart Stores Inc                                       16,300                                           725,350
                                                                                -----------------------------------------
                                                                                                               1,516,750
                                                                                -----------------------------------------
      Retail - Office Supplies (0.60%)
      Office Depot Inc (b)                                      34,500                                         1,243,725
                                                                                -----------------------------------------

      Retail - Regional Department Store (0.75%)
      Dillard's Inc                                             11,400                                           342,342
      Federated Department Stores Inc                           17,200                                           603,892
      Kohl's Corp (a)(b)                                        10,600                                           600,278
                                                                                -----------------------------------------
                                                                                                               1,546,512
                                                                                -----------------------------------------
      Retail - Restaurants (0.85%)
      Brinker International Inc                                  5,300                                           171,720

      Darden Restaurants Inc                                    12,500                                           422,500
      Starbucks Corp (a)(b)                                     33,900                                         1,161,414
                                                                                -----------------------------------------
                                                                                                               1,755,634
                                                                                -----------------------------------------
      Savings & Loans - Thrifts (0.88%)
      Golden West Financial Corp                                24,700                                         1,819,402
                                                                                -----------------------------------------

      Semiconductor Component - Integrated Circuits (0
      Analog Devices Inc                                        23,300                                           753,289
      Marvell Technology Group Ltd (b)                          17,200                                           319,060
                                                                                -----------------------------------------
                                                                                                               1,072,349
                                                                                -----------------------------------------
      Steel - Producers (0.64%)
      Nucor Corp                                                25,000                                         1,329,250
                                                                                -----------------------------------------

      Telecommunication Equipment - Fiber Optics (0.42
      Corning Inc (b)                                           45,600                                           869,592
                                                                                -----------------------------------------

      Telecommunication Services (0.55%)
      Amdocs Ltd (b)                                            10,800                                           391,824
      Embarq Corp                                               16,590                                           750,697
                                                                                -----------------------------------------
                                                                                                               1,142,521
                                                                                -----------------------------------------
      Telephone - Integrated (2.84%)
      AT&T Inc                                                  29,900                                           896,701
      CenturyTel Inc (a)                                        31,000                                         1,195,670
      Sprint Nextel Corp                                        86,451                                         1,711,730
      Telephone & Data Systems Inc - Special Shares              3,100                                           123,225
      Telephone & Data Systems Inc                               3,100                                           126,666
      Verizon Communications Inc                                53,500                                         1,809,370
                                                                                -----------------------------------------
                                                                                                               5,863,362
                                                                                -----------------------------------------
      Television (1.08%)
      CBS Corp                                                  81,457                                         2,234,366
                                                                                -----------------------------------------

      Tobacco (1.89%)
      Altria Group Inc                                          48,800                                         3,902,536
                                                                                -----------------------------------------

      Transport - Marine (0.20%)
      Overseas Shipholding Group                                 6,400                                           412,096
                                                                                -----------------------------------------

      Transport - Rail (0.60%)
      CSX Corp                                                   7,700                                           467,236
      Norfolk Southern Corp                                     18,000                                           781,560
                                                                                -----------------------------------------
                                                                                                               1,248,796
                                                                                -----------------------------------------
      Web Portals (1.69%)
      Google Inc (b)                                             9,000                                         3,479,400
                                                                                -----------------------------------------

      Wireless Equipment (1.14%)
      Motorola Inc (a)                                          77,800                                         1,770,728
      Qualcomm Inc                                              16,500                                           581,790
                                                                                -----------------------------------------
                                                                                                               2,352,518
                                                                                -----------------------------------------
      TOTAL COMMON STOCKS                                                                          $    206,231,849
                                                                                   ---------------------------------------

                                                                  Principal
                                                                    Amount                           Value
                                                                 ------------------------- ------- --------------------------
      MONEY MARKET FUNDS (7.04%)
      BNY Institutional Cash Reserve Fund (c)                                  14,550,000                         14,550,000
                                                                                                   --------------------------
      TOTAL MONEY MARKET FUNDS                                                                  $                 14,550,000
                                                                                                   --------------------------
      Total Investments                                                                         $                220,781,849
      Liabilities in Excess of Other Assets, Net - (6.90)%                                                      (14,254,349)
                                                                                                   --------------------------
      TOTAL NET ASSETS - 100.00%                                                                $                206,527,500
                                                                                                   ==========================
                                                                                                   --------------------------

                                                                                                   ==========================


      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $       27,466,338
      Unrealized Depreciation                                                                         (10,818,715)
                                                                                                    ----------------
      Net Unrealized Appreciation (Depreciation)                                                        16,647,623
      Cost for federal income tax purposes                                                             204,134,226


                      SCHEDULE OF FUTURES CONTRACTS
                                                                          Current                             Unrealized
                                       Number of    Original               Market                           Appreciation/
      Type                             Contracts      Value                Value                            (Depreciation)
      ------------------------------------------- ----------------------------------------------------- -----------------------
      Buy:
      S&P 500 eMini; September 2006        3         $191,781              $192,270                              $489

      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------------------------------------------- -----------------------
      Sector                                                                                                           Percent
      ----------------------------- ------------------------------------------------------------------- -----------------------
      Financial                                                                                                         28.12%
      Consumer, Non-cyclical                                                                                            24.54%
      Communications                                                                                                    13.55%
      Industrial                                                                                                        11.45%
      Energy                                                                                                            10.57%
      Technology                                                                                                         7.68%
      Consumer, Cyclical                                                                                                 5.55%
      Utilities                                                                                                          3.31%
      Basic Materials                                                                                                    2.13%
      Liabilities in Excess of                                                                                        (-6.90%)
      Other Assets, Net
                                                                                                        -----------------------
      TOTAL NET ASSETS                                                                                                 100.00%
                                                                                                        =======================

      Other Assets Summary (unaudited)
      ----------------------------- ------------------------------------------------------------------- -----------------------
      Asset Type                                                                                                       Percent
      ----------------------------- ------------------------------------------------------------------- -----------------------
      Futures                                                                                                            0.09%




      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Growth Fund




                                                                 Shares
                                                                  Held                          Value
                                                                 ---------------------- --------------------------------
      COMMON STOCKS (97.33%)
      Aerospace & Defense (0.94%)
      Boeing Co                                                                  9,100       $                  704,522
      General Dynamics Corp                                                      4,400                          294,888
      Northrop Grumman Corp                                                      6,200                          410,378
                                                                                               -------------------------
                                                                                                              1,409,788
                                                                                               -------------------------
      Aerospace & Defense Equipment (0.38%)
      Goodrich Corp                                                              8,500                          343,145
      United Technologies Corp                                                   3,700                          230,103
                                                                                               -------------------------
                                                                                                                573,248
                                                                                               -------------------------
      Agricultural Operations (0.57%)
      Archer-Daniels-Midland Co                                                 19,300                          849,200
                                                                                               -------------------------

      Apparel Manufacturers (0.06%)
      Columbia Sportswear Co (a)(b)                                              1,100                           54,692
      Liz Claiborne Inc                                                          1,100                           38,885
                                                                                               -------------------------
                                                                                                                 93,577
                                                                                               -------------------------
      Appliances (0.25%)
      Whirlpool Corp (a)                                                         4,800                          370,512
                                                                                               -------------------------

      Applications Software (0.35%)
      Citrix Systems Inc (b)                                                    12,500                          397,125
      Microsoft Corp                                                             5,100                          122,553
                                                                                               -------------------------
                                                                                                                519,678
                                                                                               -------------------------
      Audio & Video Products (0.11%)
      Harman International Industries Inc                                        2,000                          160,400
                                                                                               -------------------------

      Auto - Medium & Heavy Duty Trucks (0.22%)
      Oshkosh Truck Corp                                                         1,100                           47,168
      Paccar Inc                                                                 3,400                          274,550
                                                                                               -------------------------
                                                                                                                321,718
                                                                                               -------------------------
      Auto/Truck Parts & Equipment - Original (0.30%)
      Johnson Controls Inc (a)                                                   5,800                          445,208
                                                                                               -------------------------

      Batteries & Battery Systems (0.04%)
      Energizer Holdings Inc (a)(b)                                                900                           57,267
                                                                                               -------------------------

      Beverages - Non-Alcoholic (1.31%)
      Coca-Cola Co/The                                                          43,100                        1,917,950
      Pepsi Bottling Group Inc                                                   1,400                           46,550
                                                                                               -------------------------
                                                                                                              1,964,500
                                                                                               -------------------------
      Beverages - Wine & Spirits (0.04%)
      Brown-Forman Corp                                                            800                           58,760
                                                                                               -------------------------

      Brewery (0.15%)
      Anheuser-Busch Cos Inc                                                     4,700                          226,305
                                                                                               -------------------------

Building - Mobile Home & Manufactured Housing (0.17%)
      Thor Industries Inc (a)                                                    6,000                          257,040
                                                                                               -------------------------


      Building - Residential & Commercial (0.37%)
      Centex Corp                                                                2,900                          137,199
      Lennar Corp                                                                3,600                          161,028
      NVR Inc (a)(b)                                                               300                          148,500
      Ryland Group Inc (a)                                                       2,600                          106,210
                                                                                               -------------------------
                                                                                                                552,937
                                                                                               -------------------------
      Building Products - Air & Heating (0.14%)
      American Standard Cos Inc                                                  5,400                          208,602
                                                                                               -------------------------

      Building Products - Cement & Aggregate (0.33%)
      Martin Marietta Materials Inc                                              6,100                          491,172
                                                                                               -------------------------

      Building Products - Wood (0.10%)
      Masco Corp                                                                 5,600                          149,688
                                                                                               -------------------------

      Casino Services (0.43%)
      International Game Technology                                             16,800                          649,488
                                                                                               -------------------------

      Chemicals - Diversified (0.14%)
      EI Du Pont de Nemours & Co                                                 5,400                          214,164
                                                                                               -------------------------

      Commercial Services (0.07%)
      Weight Watchers International Inc                                          2,700                          108,027
                                                                                               -------------------------

      Commercial Services - Finance (1.28%)
      Equifax Inc                                                                3,800                          122,664
      Moody's Corp                                                              22,900                        1,256,752
      Paychex Inc                                                               15,400                          526,372
                                                                                               -------------------------
                                                                                                              1,905,788
                                                                                               -------------------------
      Computer Services (0.52%)
      Affiliated Computer Services Inc (b)                                       4,800                          244,464
      Ceridian Corp (b)                                                          7,400                          177,674
      Computer Sciences Corp (b)                                                 1,000                           52,390
      DST Systems Inc (a)(b)                                                     4,500                          253,395
      Factset Research Systems Inc                                               1,200                           52,680
                                                                                               -------------------------
                                                                                                                780,603
                                                                                               -------------------------
      Computers (2.56%)
      Dell Inc (b)                                                              54,700                        1,185,896
      Hewlett-Packard Co                                                        62,100                        1,981,611
      International Business Machines Corp                                       8,600                          665,726
                                                                                               -------------------------
                                                                                                              3,833,233
                                                                                               -------------------------
      Computers - Memory Devices (0.07%)
      Network Appliance Inc (b)                                                  3,500                          103,915
                                                                                               -------------------------

      Computers - Peripheral Equipment (0.17%)
      Lexmark International Inc (b)                                              4,700                          254,035
                                                                                               -------------------------

      Cosmetics & Toiletries (0.26%)
      Colgate-Palmolive Co                                                       6,500                          385,580
                                                                                               -------------------------

      Data Processing & Management (0.99%)
      Fair Isaac Corp (a)                                                        6,600                          222,948
      First Data Corp                                                           15,000                          612,750
      Fiserv Inc (b)                                                             3,300                          144,078
      Global Payments Inc                                                        5,000                          212,700
      MoneyGram International Inc                                                5,000                          153,250

      Total System Services Inc (a)                                              6,400                          134,528
                                                                                               -------------------------
                                                                                                              1,480,254
                                                                                               -------------------------
      Diagnostic Kits (0.05%)
      Idexx Laboratories Inc (a)(b)                                                800                           70,800
                                                                                               -------------------------

      Distribution & Wholesale (0.60%)
      CDW Corp                                                                   3,100                          183,148
      Fastenal Co                                                               12,900                          458,853
      Ingram Micro Inc (b)                                                       1,400                           24,682
      WESCO International Inc (b)                                                2,900                          168,925
      WW Grainger Inc                                                              900                           55,881
                                                                                               -------------------------
                                                                                                                891,489
                                                                                               -------------------------
      Diversified Manufacturing Operations (1.69%)
      Crane Co                                                                   1,800                           69,120
      Danaher Corp                                                               8,100                          528,120
      General Electric Co                                                       18,400                          601,496
      Illinois Tool Works Inc                                                   14,000                          640,220
      ITT Corp                                                                   7,700                          389,235
      Parker Hannifin Corp                                                       3,400                          245,616
      Textron Inc                                                                  600                           53,946
                                                                                               -------------------------
                                                                                                              2,527,753
                                                                                               -------------------------
      Electric Products - Miscellaneous (0.98%)
      Emerson Electric Co                                                       18,500                        1,460,020
                                                                                               -------------------------

      Electronic Components - Miscellaneous (0.04%)
      AVX Corp.                                                                  3,500                           52,990
                                                                                               -------------------------

      Electronic Components - Semiconductors (2.81%)
      Broadcom Corp (b)                                                         30,850                          740,092
      Intel Corp                                                                49,800                          896,400
      Intersil Corp                                                              6,600                          155,166
      Microchip Technology Inc                                                   9,500                          306,470
      Micron Technology Inc (a)(b)                                               9,300                          144,987
      National Semiconductor Corp                                               17,200                          400,072
      Nvidia Corp (b)                                                           19,600                          433,748
      Texas Instruments Inc                                                     37,900                        1,128,662
                                                                                               -------------------------
                                                                                                              4,205,597
                                                                                               -------------------------
      Electronic Measurement Instruments (0.77%)
      Agilent Technologies Inc (b)                                              39,600                        1,126,224
      Tektronix Inc                                                              1,100                           29,997
                                                                                               -------------------------
                                                                                                              1,156,221
                                                                                               -------------------------
      Electronic Parts Distribution (0.02%)
      Avnet Inc (b)                                                              1,400                           25,480
                                                                                               -------------------------

      Engineering - Research & Development Services (0.15%)
      Fluor Corp                                                                 2,500                          219,575
                                                                                               -------------------------

      Engines - Internal Combustion (0.26%)
      Cummins Inc                                                                3,300                          386,100
                                                                                               -------------------------

      Enterprise Software & Services (0.53%)
      BEA Systems Inc (a)(b)                                                    36,000                          422,640
      BMC Software Inc (b)                                                      15,700                          367,694
                                                                                               -------------------------
                                                                                                                790,334
                                                                                               -------------------------
      Fiduciary Banks (0.75%)
      Mellon Financial Corp                                                     14,400                          504,000

      State Street Corp                                                         10,300                          618,618
                                                                                               -------------------------
                                                                                                              1,122,618
                                                                                               -------------------------
      Finance - Investment Banker & Broker (5.73%)
      Bear Stearns Cos Inc/The                                                   2,800                          397,236
      Charles Schwab Corp/The                                                   71,100                        1,129,068
      E*Trade Financial Corp (b)                                                32,000                          745,920
      Goldman Sachs Group Inc                                                   13,400                        2,046,850
      Investment Technology Group Inc (b)                                        3,000                          151,080
      Jefferies Group Inc                                                        2,100                           54,558
      JPMorgan Chase & Co                                                       29,000                        1,322,980
      Lehman Brothers Holdings Inc                                              12,500                          811,875
      Merrill Lynch & Co Inc                                                    17,200                        1,252,504
      Morgan Stanley                                                               700                           46,550
      Raymond James Financial Inc                                                1,700                           49,402
      TD Ameritrade Holding Corp                                                33,900                          555,282
                                                                                               -------------------------
                                                                                                              8,563,305
                                                                                               -------------------------
      Finance - Mortgage Loan/Banker (0.22%)
      Fannie Mae                                                                 6,900                          330,579
                                                                                               -------------------------

      Finance - Other Services (0.22%)
      Chicago Mercantile Exchange Holdings Inc (a)                                 700                          322,840
                                                                                               -------------------------

      Financial Guarantee Insurance (0.43%)
      AMBAC Financial Group Inc                                                  2,500                          207,775
      MBIA Inc                                                                   2,300                          135,263
      PMI Group Inc/The (a)                                                      5,000                          212,300
      Radian Group Inc                                                           1,300                           79,989
                                                                                               -------------------------
                                                                                                                635,327
                                                                                               -------------------------
      Food - Dairy Products (0.15%)
      Dean Foods Co (b)                                                          6,000                          225,180
                                                                                               -------------------------

      Food - Miscellaneous/Diversified (0.15%)
      HJ Heinz Co                                                                1,100                           46,167
      Sara Lee Corp                                                             10,400                          175,760
                                                                                               -------------------------
                                                                                                                221,927
                                                                                               -------------------------
      Food - Retail (0.72%)
      Kroger Co/The                                                             46,400                        1,063,952
      Whole Foods Market Inc (a)                                                   200                           11,502
                                                                                               -------------------------
                                                                                                              1,075,454
                                                                                               -------------------------
      Food - Wholesale & Distribution (0.31%)
      Supervalu Inc (a)                                                          8,500                          230,435
      Sysco Corp                                                                 8,500                          234,600
                                                                                               -------------------------
                                                                                                                465,035
                                                                                               -------------------------
      Footwear & Related Apparel (0.05%)
      Timberland Co (b)                                                          3,100                           79,825
                                                                                               -------------------------

      Health Care Cost Containment (0.78%)
      McKesson Corp                                                             23,200                        1,169,048
                                                                                               -------------------------

      Home Decoration Products (0.16%)
      Newell Rubbermaid Inc                                                      8,800                          231,968
                                                                                               -------------------------

      Hotels & Motels (0.02%)
      Choice Hotels International Inc                                              700                           29,834
                                                                                               -------------------------


      Human Resources (0.46%)
      Manpower Inc                                                               3,100                          184,388
      Monster Worldwide Inc (b)                                                  5,400                          216,000
      Robert Half International Inc                                              9,100                          294,476
                                                                                               -------------------------
                                                                                                                694,864
                                                                                               -------------------------
      Industrial Automation & Robots (0.39%)
      Rockwell Automation Inc                                                    9,500                          588,810
                                                                                               -------------------------

      Instruments - Scientific (0.32%)
      Applera Corp - Applied Biosystems Group                                   14,800                          475,820
                                                                                               -------------------------

      Insurance Brokers (0.49%)
      AON Corp                                                                  16,200                          554,526
      Brown & Brown Inc                                                          5,500                          172,645
                                                                                               -------------------------
                                                                                                                727,171
                                                                                               -------------------------
      Investment Management & Advisory Services (0.30%)
      Federated Investors Inc                                                    8,500                          263,585
      Franklin Resources Inc                                                     2,100                          192,045
                                                                                               -------------------------
                                                                                                                455,630
                                                                                               -------------------------
      Life & Health Insurance (1.18%)
      Aflac Inc                                                                 32,100                        1,416,894
      Lincoln National Corp                                                      2,900                          164,372
      Prudential Financial Inc                                                   1,100                           86,504
      Torchmark Corp                                                             1,700                          102,799
                                                                                               -------------------------
                                                                                                              1,770,569
                                                                                               -------------------------
      Machinery - Construction & Mining (1.53%)
      Caterpillar Inc                                                           26,100                        1,849,707
      Terex Corp (b)                                                             9,600                          430,464
                                                                                               -------------------------
                                                                                                              2,280,171
                                                                                               -------------------------
      Machinery - Farm (0.02%)
      Deere & Co                                                                   500                           36,285
                                                                                               -------------------------

      Machinery - Pumps (0.13%)
      Flowserve Corp (a)(b)                                                      3,700                          191,660
                                                                                               -------------------------

      Machinery Tools & Related Products (0.09%)
      Lincoln Electric Holdings Inc (a)                                          2,300                          131,974
                                                                                               -------------------------

      Medical - Biomedical/Gene (2.82%)
      Amgen Inc (b)                                                             10,500                          732,270
      Biogen Idec Inc (a)(b)                                                     3,500                          147,420
      Celgene Corp (a)(b)                                                        7,800                          373,542
      Genentech Inc (a)(b)                                                      34,000                        2,747,880
      Millipore Corp (a)(b)                                                      3,500                          219,275
                                                                                               -------------------------
                                                                                                              4,220,387
                                                                                               -------------------------
      Medical - Drugs (9.41%)
      Abbott Laboratories                                                        8,300                          396,491
      Allergan Inc                                                              11,200                        1,207,920
      Bristol-Myers Squibb Co (a)                                               23,600                          565,692
      Endo Pharmaceuticals Holdings Inc (b)                                      6,500                          201,955
      Forest Laboratories Inc (b)                                               39,700                        1,838,507
      King Pharmaceuticals Inc (b)                                               9,300                          158,286
      Merck & Co Inc                                                           122,400                        4,929,048
      Pfizer Inc                                                               164,500                        4,275,355
      Wyeth                                                                     10,100                          489,547
                                                                                               -------------------------
                                                                                                             14,062,801
                                                                                               -------------------------

      Medical - Generic Drugs (0.21%)
      Barr Pharmaceuticals Inc (b)                                               6,300                          313,488
                                                                                               -------------------------

      Medical - HMO (3.03%)
      Aetna Inc                                                                  2,000                           62,980
      Coventry Health Care Inc (b)                                               2,100                          110,670
      Health Net Inc (b)                                                        15,400                          646,338
      Humana Inc (b)                                                             3,200                          178,976
      UnitedHealth Group Inc                                                    73,900                        3,534,637
                                                                                               -------------------------
                                                                                                              4,533,601
                                                                                               -------------------------
      Medical - Hospitals (0.12%)
      HCA Inc                                                                    2,100                          103,236
      Health Management Associates Inc (a)                                       3,700                           75,332
                                                                                               -------------------------
                                                                                                                178,568
                                                                                               -------------------------
      Medical - Outpatient & Home Medical Care (0.32%)
      Lincare Holdings Inc (b)                                                  13,600                          473,416
                                                                                               -------------------------

      Medical - Wholesale Drug Distribution (0.91%)
      AmerisourceBergen Corp (a)                                                11,200                          481,600
      Cardinal Health Inc                                                       13,000                          871,000
                                                                                               -------------------------
                                                                                                              1,352,600
                                                                                               -------------------------
      Medical Information Systems (0.15%)
      Cerner Corp (a)(b)                                                         5,500                          222,640
                                                                                               -------------------------

      Medical Instruments (0.36%)
      Medtronic Inc                                                              7,400                          373,848
      Techne Corp (b)                                                            3,400                          168,946
                                                                                               -------------------------
                                                                                                                542,794
                                                                                               -------------------------
      Medical Laboratory & Testing Service (0.25%)
      Quest Diagnostics Inc                                                      6,100                          366,732
                                                                                               -------------------------

      Medical Products (1.48%)
      Baxter International Inc                                                   4,800                          201,600
      Henry Schein Inc (a)(b)                                                    1,800                           85,338
      Johnson & Johnson                                                         18,100                        1,132,155
      Mentor Corp (a)                                                            2,600                          115,596
      Stryker Corp                                                               3,900                          177,489
      Varian Medical Systems Inc (b)                                            11,000                          498,520
                                                                                               -------------------------
                                                                                                              2,210,698
                                                                                               -------------------------
      Metal - Aluminum (0.16%)
      Alcoa Inc                                                                  8,200                          245,590
                                                                                               -------------------------

      Motorcycle/Motor Scooter (0.25%)
      Harley-Davidson Inc                                                        6,600                          376,200
                                                                                               -------------------------

      Multi-Line Insurance (2.79%)
      American International Group Inc                                          59,100                        3,585,597
      Loews Corp                                                                14,300                          529,958
      Old Republic International Corp                                            2,400                           51,048
                                                                                               -------------------------
                                                                                                              4,166,603
                                                                                               -------------------------
      Non-Hazardous Waste Disposal (0.17%)
      Allied Waste Industries Inc (a)(b)                                         3,200                           32,512
      Waste Management Inc                                                       6,600                          226,908
                                                                                               -------------------------
                                                                                                                259,420
                                                                                               -------------------------

      Office Automation & Equipment (0.11%)
      Pitney Bowes Inc                                                           4,000                          165,280
                                                                                               -------------------------

      Office Furnishings - Original (0.07%)
      HNI Corp (a)                                                               2,400                           97,464
                                                                                               -------------------------

      Oil - Field Services (1.39%)
      Baker Hughes Inc                                                          17,600                        1,407,120
      BJ Services Co (a)                                                        18,300                          663,741
                                                                                               -------------------------
                                                                                                              2,070,861
                                                                                               -------------------------
      Oil Company - Exploration & Production (0.35%)
      Anadarko Petroleum Corp                                                   10,700                          489,418
      Devon Energy Corp                                                            500                           32,320
                                                                                               -------------------------
                                                                                                                521,738
                                                                                               -------------------------
      Oil Company - Integrated (3.04%)
      ConocoPhillips                                                             6,244                          428,588
      Exxon Mobil Corp                                                          39,100                        2,648,634
      Hess Corp (a)                                                              5,600                          296,240
      Marathon Oil Corp                                                          7,600                          688,864
      Occidental Petroleum Corp                                                  4,500                          484,875
                                                                                               -------------------------
                                                                                                              4,547,201
                                                                                               -------------------------
      Oil Field Machinery & Equipment (0.25%)
      Cameron International Corp (b)                                             3,300                          166,353
      FMC Technologies Inc (b)                                                   3,300                          207,966
                                                                                               -------------------------
                                                                                                                374,319
                                                                                               -------------------------
      Oil Refining & Marketing (0.37%)
      Sunoco Inc                                                                 8,000                          556,320
                                                                                               -------------------------

      Pharmacy Services (1.91%)
      Caremark Rx Inc                                                           12,000                          633,600
      Express Scripts Inc (b)                                                   24,900                        1,918,047
      Omnicare Inc (a)                                                           6,600                          298,716
                                                                                               -------------------------
                                                                                                              2,850,363
                                                                                               -------------------------
      Pipelines (0.01%)
      Kinder Morgan Inc                                                            200                           20,400
                                                                                               -------------------------

      Property & Casualty Insurance (1.83%)
      Chubb Corp                                                                 6,600                          332,772
      Progressive Corp/The                                                      48,500                        1,173,215
      St Paul Travelers Cos Inc/The                                             17,700                          810,660
      WR Berkley Corp                                                           11,700                          421,200
                                                                                               -------------------------
                                                                                                              2,737,847
                                                                                               -------------------------
      Rental - Auto & Equipment (0.13%)
      Rent-A-Center Inc (a)(b)                                                   7,400                          199,282
                                                                                               -------------------------

      Research & Development (0.16%)
      Pharmaceutical Product Development Inc                                     6,100                          234,728
                                                                                               -------------------------

      Respiratory Products (0.18%)
      Respironics Inc (b)                                                        7,500                          266,850
                                                                                               -------------------------

      Retail - Apparel & Shoe (1.02%)
      Abercrombie & Fitch Co                                                     1,600                           84,736
      AnnTaylor Stores Corp (b)                                                  4,300                          176,558
      Chico's FAS Inc (b)                                                       18,600                          421,290
      Claire's Stores Inc                                                       11,700                          292,851

      Ltd Brands                                                                 2,100                           52,836
      Men's Wearhouse Inc (a)                                                    2,900                           90,219
      Nordstrom Inc                                                             11,900                          408,170
                                                                                               -------------------------
                                                                                                              1,526,660
                                                                                               -------------------------
      Retail - Auto Parts (0.74%)
      Advance Auto Parts Inc (a)                                                12,000                          363,240
      Autozone Inc (b)                                                           4,300                          377,841
      O'Reilly Automotive Inc (a)(b)                                            12,700                          360,045
                                                                                               -------------------------
                                                                                                              1,101,126
                                                                                               -------------------------
      Retail - Automobile (0.25%)
      Autonation Inc (a)(b)                                                     19,100                          376,270
                                                                                               -------------------------

      Retail - Bedding (0.42%)
      Bed Bath & Beyond Inc (b)                                                 18,600                          622,728
                                                                                               -------------------------

      Retail - Building Products (5.85%)
      Home Depot Inc                                                           151,800                        5,268,978
      Lowe's Cos Inc (a)                                                       122,500                        3,472,875
                                                                                               -------------------------
                                                                                                              8,741,853
                                                                                               -------------------------
      Retail - Consumer Electronics (0.59%)
      Best Buy Co Inc                                                           12,500                          566,750
      Circuit City Stores Inc                                                   12,700                          311,150
                                                                                               -------------------------
                                                                                                                877,900
                                                                                               -------------------------
      Retail - Discount (2.92%)
      BJ's Wholesale Club Inc (b)                                                3,000                           85,440
      Costco Wholesale Corp                                                     13,700                          722,812
      Dollar General Corp                                                       18,000                          241,560
      Dollar Tree Stores Inc (a)(b)                                              7,000                          186,200
      TJX Cos Inc                                                               12,300                          299,751
      Wal-Mart Stores Inc                                                       63,400                        2,821,300
                                                                                               -------------------------
                                                                                                              4,357,063
                                                                                               -------------------------
      Retail - Drug Store (1.20%)
      Walgreen Co                                                               38,200                        1,786,996
                                                                                               -------------------------

      Retail - Jewelry (0.22%)
      Tiffany & Co                                                              10,500                          331,695
                                                                                               -------------------------

      Retail - Office Supplies (1.13%)
      Office Depot Inc (b)                                                      31,900                        1,149,995
      Staples Inc                                                               25,100                          542,662
                                                                                               -------------------------
                                                                                                              1,692,657
                                                                                               -------------------------
      Retail - Restaurants (2.02%)
      Applebees International Inc (a)                                            9,200                          163,392
      Brinker International Inc                                                  5,200                          168,480
      Darden Restaurants Inc                                                     7,500                          253,500
      Sonic Corp (a)(b)                                                          5,000                           98,400
      Starbucks Corp (a)(b)                                                     60,200                        2,062,452
      Wendy's International Inc                                                  4,500                          270,720
                                                                                               -------------------------
                                                                                                              3,016,944
                                                                                               -------------------------
      Savings & Loans - Thrifts (0.05%)
      Golden West Financial Corp                                                 1,100                           81,026
                                                                                               -------------------------

      Schools (0.13%)
      ITT Educational Services Inc (a)(b)                                        2,800                          188,776
                                                                                               -------------------------


      Semiconductor Equipment (0.27%)
      Applied Materials Inc                                                     21,200                          333,688
      Lam Research Corp (b)                                                      1,700                           70,703
                                                                                               -------------------------
                                                                                                                404,391
                                                                                               -------------------------
      Steel - Producers (0.95%)
      Nucor Corp                                                                20,100                        1,068,717
      Reliance Steel & Aluminum Co                                               9,600                          344,160
                                                                                               -------------------------
                                                                                                              1,412,877
                                                                                               -------------------------
      Telecommunication Equipment (0.38%)
      Adtran Inc                                                                 8,300                          181,521
      Harris Corp                                                                6,900                          314,295
      Tellabs Inc (b)                                                            8,300                           78,020
                                                                                               -------------------------
                                                                                                                573,836
                                                                                               -------------------------
      Telecommunication Equipment - Fiber Optics (0.96%)
      Corning Inc (b)                                                           75,300                        1,435,971
                                                                                               -------------------------

      Telephone - Integrated (0.88%)
      AT&T Inc                                                                   5,200                          155,948
      BellSouth Corp                                                            24,800                          971,416
      Qwest Communications International Inc (a)(b)                             23,700                          189,363
                                                                                               -------------------------
                                                                                                              1,316,727
                                                                                               -------------------------
      Television (0.06%)
      Univision Communications Inc (a)(b)                                        2,800                           93,520
                                                                                               -------------------------

      Textile - Home Furnishings (0.17%)
      Mohawk Industries Inc (a)(b)                                               3,600                          248,472
                                                                                               -------------------------

      Therapeutics (0.26%)
      Gilead Sciences Inc (b)                                                    6,300                          387,324
                                                                                               -------------------------

      Tobacco (1.15%)
      Altria Group Inc                                                          20,200                        1,615,394
      UST Inc (a)                                                                2,000                          101,100
                                                                                               -------------------------
                                                                                                              1,716,494
                                                                                               -------------------------
      Transport - Rail (1.48%)
      Burlington Northern Santa Fe Corp                                         16,700                        1,150,797
      CSX Corp                                                                   3,800                          230,584
      Norfolk Southern Corp                                                     10,800                          468,936
      Union Pacific Corp                                                         4,200                          357,000
                                                                                               -------------------------
                                                                                                              2,207,317
                                                                                               -------------------------
      Transport - Services (2.83%)
      CH Robinson Worldwide Inc (a)                                             20,300                          929,334
      Expeditors International Washington Inc (a)                               23,800                        1,082,186
      FedEx Corp                                                                19,600                        2,052,316
      Ryder System Inc                                                           3,400                          171,360
                                                                                               -------------------------
                                                                                                              4,235,196
                                                                                               -------------------------
      Transport - Truck (0.06%)
      Landstar System Inc                                                        2,100                           89,649
                                                                                               -------------------------

      Web Portals (1.06%)
      Google Inc (b)                                                             4,100                        1,585,060
                                                                                               -------------------------

      Wireless Equipment (3.23%)
      Motorola Inc (a)                                                          76,700                        1,745,692

      Qualcomm Inc                                                              87,400                        3,081,724
                                                                                               -------------------------
                                                                                                              4,827,416
                                                                                               -------------------------
      TOTAL COMMON STOCKS                                                                    $              145,441,075
                                                                                               -------------------------


                                                                   Principal
                                                                     Amount                  Value
                                                                ---------------------------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.13%)
      U.S. Treasury Bill (0.13%)
         4.585%, 8/24/2006 (c)                                        200,000                 199,379
                                                                                      ----------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                         $         199,379
                                                                                      ----------------
      MONEY MARKET FUNDS (8.68%)
      BNY Institutional Cash Reserve Fund (d)                      12,968,000              12,968,000
                                                                                      ----------------
      TOTAL MONEY MARKET FUNDS                                                      $      12,968,000
                                                                                      ----------------
      Total Investments                                                             $     158,608,454
      Liabilities in Excess of Other Assets, Net - (6.14)%                                (9,169,463)
                                                                                      ----------------
      TOTAL NET ASSETS - 100.00%                                                    $     149,438,991
                                                                                      ================
                                                                                      ----------------

                                                                                      ================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)     Non-Income Producing Security
      (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $199,379 or 0.13% of net assets.

      (d)   Security was purchased with the cash proceeds from securities loans

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $        5,353,479
      Unrealized Depreciation                                                                          (12,338,969)
                                                                                                     ----------------
      Net Unrealized Appreciation (Depreciation)                                                       (6,985,490)
      Cost for federal income tax purposes                                                             165,593,944

                 SCHEDULE OF FUTURES CONTRACTS

                                                                             Current               Unrealized
                                          Number of    Original               Market             Appreciation/
      Type                                Contracts      Value                Value              (Depreciation)
      ---------------------------------------------- --------------------------------------- ----------------------
      Buy:
      S & P 500; September 2006              10        $3,192,207            $3,204,500                 $12,293

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------- ----------------------
      Sector                                                                                                Percent
      ----------------------------- -------------------------------------------------------- ----------------------
      Consumer, Non-cyclical                                                                                 29.12%
      Financial                                                                                              22.67%
      Consumer, Cyclical                                                                                     19.57%
      Industrial                                                                                             12.86%
      Technology                                                                                              8.54%
      Communications                                                                                          6.58%
      Energy                                                                                                  5.42%
      Basic Materials                                                                                         1.25%
      Government                                                                                              0.13%
      Liabilities in Excess of                                                                             (-6.14%)
      Other Assets, Net
                                                                                             ----------------------
      TOTAL NET ASSETS                                                                                      100.00%
                                                                                             ======================

      Other Assets Summary (unaudited)
      ----------------------------- -------------------------------------------------------- ----------------------
      Asset Type                                                                                            Percent
      ----------------------------- -------------------------------------------------------- ----------------------
      Futures                                                                                                 2.14%


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Growth Fund I



                                                            Shares
                                                             Held                             Value
                                                      ---------------------------- ------- ---------------------------
      COMMON STOCKS (99.44%)
      Advertising Sales (1.90%)
      Lamar Advertising Co (a)(b)                                         355,800       $                  17,448,432
                                                                                           ---------------------------

      Aerospace & Defense (1.07%)
      General Dynamics Corp                                               146,600                           9,825,132
                                                                                           ---------------------------

      Agricultural Chemicals (1.00%)
      Monsanto Co                                                         212,800                           9,148,272
                                                                                           ---------------------------

      Airlines (2.21%)
      Southwest Airlines Co                                             1,123,900                          20,218,961
                                                                                           ---------------------------

      Applications Software (4.02%)
      Microsoft Corp                                                    1,196,300                          28,747,089
      Red Hat Inc (a)(b)                                                  343,300                           8,129,344
                                                                                           ---------------------------
                                                                                                           36,876,433
                                                                                           ---------------------------
      Audio & Video Products (1.34%)
      Harman International Industries Inc (a)                             152,700                          12,246,540
                                                                                           ---------------------------

      Cable TV (0.98%)
      EchoStar Communications Corp (b)                                    255,400                           8,951,770
                                                                                           ---------------------------

      Casino Hotels (1.05%)
      Wynn Resorts Ltd (a)(b)                                             149,800                           9,588,698
                                                                                           ---------------------------

      Casino Services (1.95%)
      International Game Technology                                       461,200                          17,829,992
                                                                                           ---------------------------

      Computers (1.30%)
      Apple Computer Inc (a)(b)                                           175,100                          11,899,796
                                                                                           ---------------------------

      Consulting Services (1.71%)
      Accenture Ltd (a)                                                   536,600                          15,700,916
                                                                                           ---------------------------

      Data Processing & Management (2.92%)
      Automatic Data Processing Inc                                       372,600                          16,304,976
      NAVTEQ Corp (a)(b)                                                  369,600                          10,415,328
                                                                                           ---------------------------
                                                                                                           26,720,304
                                                                                           ---------------------------
      Diversified Manufacturing Operations (7.70%)
      Danaher Corp (a)                                                    356,500                          23,243,800
      General Electric Co                                               1,445,800                          47,263,202
                                                                                           ---------------------------
                                                                                                           70,507,002
                                                                                           ---------------------------
      E-Commerce - Products (1.17%)
      Amazon.Com Inc (a)(b)                                               397,400                          10,686,086
                                                                                           ---------------------------

      Electronic Components - Semiconductors (4.37%)
      Intel Corp                                                          605,900                          10,906,200
      Texas Instruments Inc                                               379,400                          11,298,532
      Xilinx Inc                                                          879,700                          17,849,113
                                                                                           ---------------------------
                                                                                                           40,053,845
                                                                                           ---------------------------

      Electronic Forms (1.00%)
      Adobe Systems Inc (a)(b)                                            322,600                           9,197,326
                                                                                           ---------------------------

      Electronic Measurement Instruments (1.02%)
      Garmin Ltd (a)                                                       98,800                           9,385,012
                                                                                           ---------------------------

      Enterprise Software & Services (1.30%)
      Oracle Corp (b)                                                     795,800                          11,913,126
                                                                                           ---------------------------

      Fiduciary Banks (2.75%)
      State Street Corp                                                   419,400                          25,189,164
                                                                                           ---------------------------

      Finance - Consumer Loans (2.20%)
      SLM Corp (a)                                                        401,000                          20,170,300
                                                                                           ---------------------------

      Finance - Investment Banker & Broker (2.98%)
      E*Trade Financial Corp (b)                                          546,200                          12,731,922
      Morgan Stanley (a)                                                  218,800                          14,550,200
                                                                                           ---------------------------
                                                                                                           27,282,122
                                                                                           ---------------------------
      Food - Wholesale & Distribution (1.45%)
      Sysco Corp                                                          480,800                          13,270,080
                                                                                           ---------------------------

      Investment Management & Advisory Services (3.17%
      Franklin Resources Inc                                              160,900                          14,714,305
      Legg Mason Inc (a)                                                  171,200                          14,290,064
                                                                                           ---------------------------
                                                                                                           29,004,369
                                                                                           ---------------------------
      Medical - Biomedical/Gene (3.23%)
      Amgen Inc (a)(b)                                                    200,500                          13,982,870
      Genentech Inc (a)(b)                                                193,500                          15,638,670
                                                                                           ---------------------------
                                                                                                           29,621,540
                                                                                           ---------------------------
      Medical - Drugs (2.03%)
      Cephalon Inc (a)(b)                                                 118,100                           7,763,894
      Sepracor Inc (a)(b)                                                 219,700                          10,853,180
                                                                                           ---------------------------
                                                                                                           18,617,074
                                                                                           ---------------------------
      Medical - HMO (3.79%)
      Humana Inc (b)                                                      211,600                          11,834,788
      UnitedHealth Group Inc                                              479,600                          22,939,268
                                                                                           ---------------------------
                                                                                                           34,774,056
                                                                                           ---------------------------
      Medical Instruments (3.05%)
      Medtronic Inc (a)                                                   349,900                          17,676,948
      St Jude Medical Inc (a)(b)                                          279,200                          10,302,480
                                                                                           ---------------------------
                                                                                                           27,979,428
                                                                                           ---------------------------
      Medical Products (0.08%)
      Zimmer Holdings Inc (b)                                              11,000                             695,640
                                                                                           ---------------------------

      Multimedia (1.24%)
      Viacom Inc (a)(b)                                                   325,600                          11,347,160
                                                                                           ---------------------------

      Networking Products (2.23%)
      Juniper Networks Inc (a)(b)                                       1,520,100                          20,445,345
                                                                                           ---------------------------

      Oil - Field Services (1.13%)
      Schlumberger Ltd (a)                                                154,300                          10,314,955
                                                                                           ---------------------------


      Oil & Gas Drilling (1.11%)
      Transocean Inc (a)(b)                                               132,100                          10,202,083
                                                                                           ---------------------------

      Pharmacy Services (2.98%)
      Caremark Rx Inc                                                     361,100                          19,066,080
      Medco Health Solutions Inc (a)(b)                                   139,600                           8,282,468
                                                                                           ---------------------------
                                                                                                           27,348,548
                                                                                           ---------------------------
      Retail - Discount (3.40%)
      Target Corp                                                         244,200                          11,213,664
      Wal-Mart Stores Inc                                                 449,000                          19,980,500
                                                                                           ---------------------------
                                                                                                           31,194,164
                                                                                           ---------------------------
      Retail - Drug Store (2.37%)
      Walgreen Co                                                         463,700                          21,691,886
                                                                                           ---------------------------

      Retail - Regional Department Store (2.45%)
      Kohl's Corp (a)(b)                                                  397,100                          22,487,773
                                                                                           ---------------------------

Semiconductor Component - Integrated Circuits (6.04%)
      Analog Devices Inc                                                  578,000                          18,686,740
      Marvell Technology Group Ltd (a)(b)                                 951,300                          17,646,615
      Maxim Integrated Products Inc (a)                                   648,300                          19,047,054
                                                                                           ---------------------------
                                                                                                           55,380,409
                                                                                           ---------------------------
      Semiconductor Equipment (1.98%)
      Applied Materials Inc                                             1,152,600                          18,141,924
                                                                                           ---------------------------

   Telecommunication Equipment - Fiber Optics (1.06%)
      Corning Inc (b)                                                     507,600                           9,679,932
                                                                                           ---------------------------

      Therapeutics (1.59%)
      Gilead Sciences Inc (b)                                             236,400                          14,533,872
                                                                                           ---------------------------

      Web Portals (4.70%)
      Google Inc (b)                                                       51,900                          20,064,540
      Yahoo! Inc (a)(b)                                                   846,200                          22,965,868
                                                                                           ---------------------------
                                                                                                           43,030,408
                                                                                           ---------------------------
      Wireless Equipment (4.42%)
      American Tower Corp (b)                                             938,700                          31,728,060
      Telefonaktiebolaget LM Ericsson ADR (a)                             277,700                           8,741,996
                                                                                           ---------------------------
                                                                                                           40,470,056
                                                                                           ---------------------------
      TOTAL COMMON STOCKS                                                                                $911,069,931
                                                                                         ---------------------------------
                                                      Principal
                                                        Amount                           Value
                                                      ------------------------ ------- --------------------------
      MONEY MARKET FUNDS (21.67%)
      BNY Institutional Cash Reserve Fund (c)                     198,584,000                        198,584,000
                                                                                       --------------------------
      TOTAL MONEY MARKET FUNDS                                                      $                198,584,000
                                                                                       --------------------------
      Total Investments                                                             $              1,109,653,931
Liabilities in Excess of Other Assets, Net - (21.11)%                                               (193,425,521)
                                                                                       --------------------------
      TOTAL NET ASSETS - 100.00%                                                    $                916,228,410
                                                                                       ==========================
                                                                                       --------------------------



      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $       92,460,094
      Unrealized Depreciation                                                                 (73,190,016)
                                                                                           ----------------
      Net Unrealized Appreciation (Depreciation)                                                19,270,078
      Cost for federal income tax purposes                                                   1,090,383,853


      Portfolio Summary (unaudited)
      ----------------------------- ---------------------------
      Sector                                           Percent
      ----------------------------- ---------------------------
      Financial                                         32.77%
      Technology                                        22.94%
      Consumer, Non-cyclical                            19.92%
      Communications                                    17.69%
      Consumer, Cyclical                                14.76%
      Industrial                                         9.79%
      Energy                                             2.24%
      Basic Materials                                    1.00%
      Liabilities in Excess of                       (-21.11%)
      Other Assets, Net
                                        -----------------------
      TOTAL NET ASSETS                                 100.00%
                                        =======================


Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Growth Fund II



                                                       Shares
                                                        Held                           Value
                                                       ---------------------- ------- -------------------------
      COMMON STOCKS (95.65%)
      Advertising Sales (0.98%)
      Lamar Advertising Co (a)(b)                                    171,200       $                 8,395,648
                                                                                      -------------------------

      Aerospace & Defense (1.33%)
      Boeing Co                                                      147,300                        11,403,966
                                                                                      -------------------------

      Aerospace & Defense Equipment (2.62%)
      United Technologies Corp                                       361,700                        22,494,123
                                                                                      -------------------------

      Agricultural Chemicals (2.04%)
      Monsanto Co                                                    372,452                        16,011,712
      Potash Corp of Saskatchewan                                     16,000                         1,512,000
                                                                                      -------------------------
                                                                                                    17,523,712
                                                                                      -------------------------
      Agricultural Operations (0.92%)
      Archer-Daniels-Midland Co                                      179,200                         7,884,800
                                                                                      -------------------------

      Airlines (0.90%)
      Continental Airlines Inc (a)(b)                                294,500                         7,757,130
                                                                                      -------------------------

      Apparel Manufacturers (1.81%)
      Guess ? Inc (a)(b)                                              54,300                         2,313,180
      Gymboree Corp (b)                                               58,400                         1,957,568
      Polo Ralph Lauren Corp                                         198,100                        11,299,624
                                                                                      -------------------------
                                                                                                    15,570,372
                                                                                      -------------------------
      Applications Software (1.06%)
      Citrix Systems Inc (b)                                         112,400                         3,570,948
      Microsoft Corp                                                 231,922                         5,573,086
                                                                                      -------------------------
                                                                                                     9,144,034
                                                                                      -------------------------
      Beverages - Non-Alcoholic (3.32%)
      PepsiCo Inc                                                    450,400                        28,546,352
                                                                                      -------------------------

      Brewery (0.78%)
      Anheuser-Busch Cos Inc                                         138,400                         6,663,960
                                                                                      -------------------------

      Computer Services (0.70%)
      Ceridian Corp (b)                                              252,100                         6,052,921
                                                                                      -------------------------

      Computers (4.56%)
      Apple Computer Inc (b)                                         145,300                         9,874,588
      Hewlett-Packard Co                                             309,000                         9,860,190
      International Business Machines Corp                           250,900                        19,422,169
                                                                                      -------------------------
                                                                                                    39,156,947
                                                                                      -------------------------
      Computers - Memory Devices (0.99%)
      Komag Inc (a)(b)                                                47,000                         1,800,570
      Seagate Technology (a)                                         289,100                         6,707,120
                                                                                      -------------------------
                                                                                                     8,507,690
                                                                                      -------------------------
      Consulting Services (0.79%)
      Accenture Ltd                                                  231,288                         6,767,487
                                                                                      -------------------------


      Data Processing & Management (0.81%)
      Global Payments Inc                                            163,300                         6,946,782
                                                                                      -------------------------

      Diagnostic Equipment (0.18%)
      Cytyc Corp (a)(b)                                               63,600                         1,564,560
                                                                                      -------------------------

      Diversified Manufacturing Operations (8.03%)
      Cooper Industries Ltd                                          157,500                        13,570,200
      General Electric Co                                            833,800                        27,256,922
      Roper Industries Inc                                           164,257                         7,424,416
      Textron Inc                                                    231,302                        20,796,363
                                                                                      -------------------------
                                                                                                    69,047,901
                                                                                      -------------------------
      Electric Products - Miscellaneous (2.38%)
      Emerson Electric Co                                            259,300                        20,463,956
                                                                                      -------------------------

      Electronic Components - Miscellaneous (0.22%)
      Vishay Intertechnology Inc (a)(b)                              134,000                         1,880,020
                                                                                      -------------------------

      Electronic Components - Semiconductors (3.00%)
      Freescale Semiconductor Inc - B Shares (b)                     601,700                        17,160,484
      Intel Corp                                                     477,700                         8,598,600
                                                                                      -------------------------
                                                                                                    25,759,084
                                                                                      -------------------------
      Electronic Design Automation (0.60%)
      Cadence Design Systems Inc (b)                                 316,300                         5,120,897
                                                                                      -------------------------

      Electronic Measurement Instruments (0.37%)
      Itron Inc (a)(b)                                                69,006                         3,211,539
                                                                                      -------------------------

      Enterprise Software & Services (2.43%)
      BEA Systems Inc (a)(b)                                         703,700                         8,261,438
      Oracle Corp (b)                                                846,000                        12,664,620
                                                                                      -------------------------
                                                                                                    20,926,058
                                                                                      -------------------------
      Finance - Investment Banker & Broker (4.20%)
      Bear Stearns Cos Inc/The                                        62,300                         8,838,501
      Goldman Sachs Group Inc                                         65,200                         9,959,300
      JPMorgan Chase & Co                                            378,800                        17,280,856
                                                                                      -------------------------
                                                                                                    36,078,657
                                                                                      -------------------------
      Food - Miscellaneous/Diversified (1.35%)
      General Mills Inc                                              223,900                        11,620,410
                                                                                      -------------------------

      Home Decoration Products (1.07%)
      Newell Rubbermaid Inc                                          348,000                         9,173,280
                                                                                      -------------------------

      Machinery - Farm (0.34%)
      Deere & Co                                                      40,200                         2,917,314
                                                                                      -------------------------

      Medical - Biomedical/Gene (3.18%)
      Amgen Inc (b)                                                  275,192                        19,191,890
      Genentech Inc (a)(b)                                           100,300                         8,106,246
                                                                                      -------------------------
                                                                                                    27,298,136
                                                                                      -------------------------
      Medical - Drugs (6.29%)
      Allergan Inc                                                    31,300                         3,375,705
      Novartis AG ADR (a)                                            217,300                        12,216,606
      Novo-Nordisk A/S ADR (a)                                        94,600                         5,817,900
      Roche Holding AG ADR                                           147,900                        13,118,730

      Schering-Plough Corp                                           956,400                        19,548,816
                                                                                      -------------------------
                                                                                                    54,077,757
                                                                                      -------------------------
      Medical Instruments (1.06%)
      DJO Inc (a)(b)                                                  54,900                         2,166,903
      Edwards Lifesciences Corp (a)(b)                               157,126                         6,951,254
                                                                                      -------------------------
                                                                                                     9,118,157
                                                                                      -------------------------
      Medical Laboratory & Testing Service (0.99%)
      Laboratory Corp of America Holdings (b)                        132,800                         8,554,976
                                                                                      -------------------------

      Medical Products (3.82%)
      Baxter International Inc                                       379,800                        15,951,600
      Becton Dickinson & Co                                          256,106                        16,882,508
                                                                                      -------------------------
                                                                                                    32,834,108
                                                                                      -------------------------
      Networking Products (2.85%)
      Cisco Systems Inc (b)                                        1,372,900                        24,506,265
                                                                                      -------------------------

      Oil - Field Services (1.94%)
      Schlumberger Ltd (a)                                           249,000                        16,645,650
                                                                                      -------------------------

      Oil Company - Integrated (2.67%)
      Exxon Mobil Corp                                               128,900                         8,731,686
      Occidental Petroleum Corp                                      132,200                        14,244,550
                                                                                      -------------------------
                                                                                                    22,976,236
                                                                                      -------------------------
      Oil Field Machinery & Equipment (0.59%)
      Cameron International Corp (b)                                 100,100                         5,046,041
                                                                                      -------------------------

      Optical Supplies (0.74%)
      Alcon Inc                                                       57,300                         6,327,066
                                                                                      -------------------------

      Pharmacy Services (0.70%)
      Caremark Rx Inc                                                114,600                         6,050,880
                                                                                      -------------------------

      Property & Casualty Insurance (1.33%)
      St Paul Travelers Cos Inc/The                                  250,000                        11,450,000
                                                                                      -------------------------

      Publicly Traded Investment Fund (0.21%)
      iShares Russell 1000 Growth Index Fund (a)                      36,700                         1,811,145
                                                                                      -------------------------

      Regional Banks (5.25%)
      Bank of America Corp                                           541,500                        27,903,495
      Wells Fargo & Co                                               238,200                        17,231,388
                                                                                      -------------------------
                                                                                                    45,134,883
                                                                                      -------------------------
      Reinsurance (0.61%)
      Endurance Specialty Holdings Ltd                                87,500                         2,656,500
      PartnerRe Ltd                                                   41,717                         2,591,877
                                                                                      -------------------------
                                                                                                     5,248,377
                                                                                      -------------------------
      Retail - Apparel & Shoe (1.94%)
      AnnTaylor Stores Corp (b)                                       99,300                         4,077,258
      Dress Barn Inc (a)(b)                                           86,400                         1,864,512
      Payless Shoesource Inc (a)(b)                                  161,700                         4,184,796
      Ross Stores Inc                                                264,500                         6,583,405
                                                                                      -------------------------
                                                                                                    16,709,971
                                                                                      -------------------------
      Retail - Automobile (0.26%)
      Group 1 Automotive Inc (a)                                      36,800                         2,256,576
                                                                                      -------------------------


      Retail - Discount (1.06%)
      Target Corp                                                    198,800                         9,128,896
                                                                                      -------------------------

      Retail - Drug Store (1.89%)
      CVS Corp (a)                                                   306,400                        10,025,408
      Walgreen Co                                                    133,700                         6,254,486
                                                                                      -------------------------
                                                                                                    16,279,894
                                                                                      -------------------------
      Retail - Major Department Store (1.09%)
      JC Penney Co Inc (a)                                           149,300                         9,399,928
                                                                                      -------------------------

Semiconductor Component - Integrated Circuits (0.28%)
      Marvell Technology Group Ltd (b)                               127,800                         2,370,690
                                                                                      -------------------------

      Steel - Producers (0.78%)
      Carpenter Technology Corp                                       68,200                         6,710,880
                                                                                      -------------------------

      Steel - Specialty (1.23%)
      Allegheny Technologies Inc (a)                                 165,000                        10,541,850
                                                                                      -------------------------

 Telecommunication Equipment - Fiber Optics (0.38%)
      Ciena Corp (a)(b)                                              901,800                         3,273,534
                                                                                      -------------------------

      Therapeutics (1.45%)
      Gilead Sciences Inc (b)                                        202,300                        12,437,404
                                                                                      -------------------------

      Transactional Software (0.45%)
      VeriFone Holdings Inc (a)(b)                                   135,829                         3,837,169
                                                                                      -------------------------

      Web Portals (1.86%)
      Google Inc (b)                                                  41,400                        16,005,240
                                                                                      -------------------------

      Wireless Equipment (2.97%)
      American Tower Corp (a)(b)                                     136,900                         4,627,220
      Motorola Inc (a)                                               734,600                        16,719,496
      Qualcomm Inc                                                   119,500                         4,213,570
                                                                                      -------------------------
                                                                                                    25,560,286
                                                                                      -------------------------
      TOTAL COMMON STOCKS                                                          $               822,171,595
                                                                                      -------------------------


                                             Principal
                                               Amount                                          Value
                                             ------------------------ ------- -----------------------------------------
      SHORT TERM INVESTMENTS (1.88%)
      Commercial Paper (1.88%)
      Anglesea Funding LLC
         5.36%, 8/ 1/2006                                    750,000                                           750,000
      Aquifer Funding LLC
         5.30%, 8/ 7/2006                                    600,000                                           599,470
      Aquinas Funding LLC
         5.35%, 8/21/2006                                    750,000                                           747,771
      Belmont Funding
         5.35%, 8/ 1/2006                                    750,000                                           750,000
      Berkeley Square Finance LLC
         5.37%, 8/ 1/2006                                    750,000                                           750,000
      CAFCO
         5.30%, 8/17/2006                                    320,000                                           319,246
      Clipper Receivables
         5.28%, 8/11/2006                                    700,000                                           698,973
      Cullinan Finance Corp
         5.30%, 8/14/2006                                    700,000                                           698,660
      Eureka Securitization Inc
         5.32%, 8/14/2006                                    700,000                                           698,655
      Falcon Asset Securities Corp
         5.30%, 8/14/2006                                    500,000                                           499,043
      Galleon Capital LLC
         5.29%, 8/18/2006                                    500,000                                           498,751
      Greyhawk Funding LLC
         5.30%, 8/14/2006                                    750,000                                           748,565
      Jupiter Securitization
         5.32%, 8/30/2006                                    526,000                                           523,746
      Kitty Hawk Funding Corp
         5.34%, 8/24/2006                                    750,000                                           747,441
      La Fayette Asset Securitization
         5.37%, 8/ 1/2006                                    750,000                                           750,000
      MICA Funding LLC
         5.34%, 8/ 1/2006                                    750,000                                           750,000
      New CTR Asset TR A1 P
         5.31%, 8/14/2006                                    750,000                                           748,562
      Nieuw Amsterdam Receivables
         5.29%, 8/11/2006                                    600,000                                           599,118
      Ormond Quay Funding LLC
         5.34%, 8/16/2006                                    700,000                                           698,443
      Polonius Inc
         5.30%, 8/10/2006                                    500,000                                           499,338
      Quatro-PMX Funding Ltd
         5.41%, 8/30/2006                                    750,000                                           746,731
      Ranger Funding Co LLC
         5.32%, 8/24/2006                                    700,000                                           697,621
      Sigma Finance Inc
         5.35%, 8/ 1/2006                                    500,000                                           500,000
      UBS Finance Delaware LLC
         5.26%, 8/ 7/2006                                    700,000                                           699,386
      Victory Receivables Corp
         5.35%, 8/ 1/2006                                    435,000                                           435,000
                                                                              -----------------------------------------
                                                                                                            16,154,520
                                                                              -----------------------------------------
      TOTAL SHORT TERM INVESTMENTS                                         $                                16,154,520
                                                                              -----------------------------------------
      MONEY MARKET FUNDS (10.35%)
      BNY Institutional Cash Reserve Fund (c)             89,006,000                                        89,006,000
                                                                              -----------------------------------------
      TOTAL MONEY MARKET FUNDS                                             $                                89,006,000
                                                                              -----------------------------------------
      Total Investments                                                    $                               927,332,115
      Liabilities in Excess of Other Assets, Net - (7.88)%                                                 (67,770,315)
                                         -------------
      TOTAL NET ASSETS - 100.00%      $   859,561,800
                                         =============
                                         -------------

                                         =============

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)   Non-Income Producing Security
      (c)   Security was purchased with the cash
        proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                            $       56,693,856
      Unrealized Depreciation                                                                  (32,157,529)
                                                                                              ----------------
      Net Unrealized Appreciation (Depreciation)                                                  4,536,327
      Cost for federal income tax purposes                                                      902,795,788



            SCHEDULE OF FUTURES CONTRACTS


                                                                       Current                    Unrealized
                                       Number of       Original         Market                   Appreciation/
      Type                             Contracts         Value          Value                    (Depreciation)
      ------------------------------------------- ------------------------------------------ -----------------------
      Buy:
      S&P 500 eMini; September 2006       265          $16,707,450     $16,983,850                   $276,400

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------- -----------------------
      Sector                                                                                                Percent
      ----------------------------- -------------------------------------------------------- -----------------------
      Consumer, Non-cyclical                                                                                 25.56%
      Financial                                                                                              23.59%
      Industrial                                                                                             15.29%
      Technology                                                                                             14.87%
      Consumer, Cyclical                                                                                     10.04%
      Communications                                                                                          9.04%
      Energy                                                                                                  5.20%
      Basic Materials                                                                                         4.04%
      Funds                                                                                                   0.21%
      Asset Backed Securities                                                                                 0.04%
      Liabilities in Excess of                                                                             (-7.88%)
      Other Assets, Net
                                                                                             -----------------------
      TOTAL NET ASSETS                                                                                      100.00%
                                                                                             =======================

      Other Assets Summary (unaudited)
      ----------------------------- -------------------------------------------------------- -----------------------
      Asset Type                                                                                            Percent
      ----------------------------- -------------------------------------------------------- -----------------------
      Currency Contracts                                                                                      2.66%
      Futures                                                                                                 1.98%


                                       SCHEDULE OF FOREIGN CURRENCY CONTRACTS
        Foreign Currency        Delivery       Contracts to      In Exchange For             Value               Net Unrealized
         Sale Contracts           Date            Deliver                                                         Appreciation
      ---------------------- ---------------- ---------------- --------------------------------------------- ---------------------

      Swiss Francs                08/31/2006       23,639,929   $19,200,878             $19,276,428                 (75,550)
      Danish Kroner               08/31/2006       20,775,954     3,553,693               3,561,645                  (7,952)

      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Value Fund




                                                      Shares
                                                       Held                                           Value
                                                       -------------------- ------- -----------------------------------------
      COMMON STOCKS (96.82%)
      Advertising Agencies (0.29%)
      Interpublic Group of Cos Inc (a)(b)                          812,200       $                                 6,651,918
                                                                                    -----------------------------------------

      Aerospace & Defense (1.79%)
      Boeing Co                                                    160,200                                        12,402,684
      Lockheed Martin Corp (a)                                     138,200                                        11,011,776
      Northrop Grumman Corp                                        256,100                                        16,951,259
                                                                                    -----------------------------------------
                                                                                                                  40,365,719
                                                                                    -----------------------------------------
      Aerospace & Defense Equipment (0.41%)
      Goodrich Corp                                                228,475                                         9,223,536
                                                                                    -----------------------------------------

      Agricultural Operations (0.17%)
      Bunge Ltd (a)                                                 68,800                                         3,755,104
                                                                                    -----------------------------------------

      Apparel Manufacturers (0.66%)
      Jones Apparel Group Inc                                      261,050                                         7,727,080
      VF Corp                                                      104,700                                         7,100,754
                                                                                    -----------------------------------------
                                                                                                                  14,827,834
                                                                                    -----------------------------------------
      Applications Software (0.50%)
      Microsoft Corp                                               474,600                                        11,404,638
                                                                                    -----------------------------------------

      Auto - Car & Light Trucks (0.88%)
      DaimlerChrysler AG (a)                                       200,200                                        10,340,330
      Toyota Motor Corp ADR                                         91,500                                         9,627,630
                                                                                    -----------------------------------------
                                                                                                                  19,967,960
                                                                                    -----------------------------------------
      Auto/Truck Parts & Equipment - Original (1.30%)
      American Axle & Manufacturing Holdings (a)                    79,400                                         1,300,572
      Autoliv Inc                                                  227,200                                        12,761,824
      BorgWarner Inc                                               146,100                                         8,766,000
      Magna International Inc                                       88,900                                         6,533,261
                                                                                    -----------------------------------------
                                                                                                                  29,361,657
                                                                                    -----------------------------------------
      Beverages - Non-Alcoholic (1.12%)
      Coca-Cola Co/The                                             421,800                                        18,770,100
      PepsiCo Inc                                                  103,900                                         6,585,182
                                                                                    -----------------------------------------
                                                                                                                  25,355,282
                                                                                    -----------------------------------------
      Brewery (0.09%)
      Molson Coors Brewing Co (a)                                   28,000                                         2,000,600
                                                                                    -----------------------------------------

      Cable TV (1.03%)
      Comcast Corp (a)(b)                                          675,500                                        23,223,690
                                                                                    -----------------------------------------

      Chemicals - Diversified (1.23%)
      Arkema ADR (a)(b)                                              3,605                                           138,973
      Dow Chemical Co/The                                          410,700                                        14,202,006
      EI Du Pont de Nemours & Co                                    49,000                                         1,943,340
      PPG Industries Inc                                           186,500                                        11,477,210
                                                                                    -----------------------------------------
                                                                                                                  27,761,529
                                                                                    -----------------------------------------
      Chemicals - Specialty (0.30%)
      Lubrizol Corp                                                157,000                                         6,714,890
                                                                                    -----------------------------------------

      Commercial Banks (0.90%)
      BB&T Corp (a)                                                139,700                                         5,866,003
      Regions Financial Corp                                       400,400                                        14,530,516
                                                                                    -----------------------------------------
                                                                                                                  20,396,519
                                                                                    -----------------------------------------
      Computer Services (0.91%)
      Ceridian Corp (a)(b)                                         322,900                                         7,752,829
      Electronic Data Systems Corp (a)                             540,700                                        12,922,730
                                                                                    -----------------------------------------
                                                                                                                  20,675,559
                                                                                    -----------------------------------------
      Computers (1.22%)
      Hewlett-Packard Co                                           539,100                                        17,202,681
      International Business Machines Corp                         135,000                                        10,450,350
                                                                                    -----------------------------------------
                                                                                                                  27,653,031
                                                                                    -----------------------------------------
      Consumer Products - Miscellaneous (1.04%)
      Clorox Co                                                    187,700                                        11,250,738
      Kimberly-Clark Corp (a)                                      202,200                                        12,344,310
                                                                                    -----------------------------------------
                                                                                                                  23,595,048
                                                                                    -----------------------------------------
      Containers - Metal & Glass (0.46%)
      Crown Holdings Inc (b)                                       271,900                                         4,529,854
      Owens-Illinois Inc (b)                                       381,300                                         5,769,069
                                                                                    -----------------------------------------
                                                                                                                  10,298,923
                                                                                    -----------------------------------------
      Containers - Paper & Plastic (0.38%)
      Sonoco Products Co                                           261,400                                         8,503,342
                                                                                    -----------------------------------------

      Cosmetics & Toiletries (2.80%)
      Colgate-Palmolive Co (a)                                     227,500                                        13,495,300
      Procter & Gamble Co                                          884,700                                        49,720,140
                                                                                    -----------------------------------------
                                                                                                                  63,215,440
                                                                                    -----------------------------------------
      Distribution & Wholesale (0.22%)
      Tech Data Corp (a)(b)                                        136,700                                         5,082,506
                                                                                    -----------------------------------------

      Diversified Manufacturing Operations (4.29%)
      Cooper Industries Ltd (a)                                     70,400                                         6,065,664
      Crane Co                                                     134,900                                         5,180,160
      Eaton Corp                                                   138,250                                         8,861,825
      General Electric Co                                        1,700,400                                        55,586,076
      Ingersoll-Rand Co Ltd                                          3,200                                           114,560
      SPX Corp (a)                                                 142,700                                         7,798,555
      Textron Inc                                                  148,900                                        13,387,599
                                                                                    -----------------------------------------
                                                                                                                  96,994,439
                                                                                    -----------------------------------------
      Electric - Integrated (3.22%)
      American Electric Power Co Inc                               297,975                                        10,762,857
      Constellation Energy Group Inc                               192,800                                        11,165,048
      Dominion Resources Inc/VA (a)                                243,400                                        19,102,032
      Entergy Corp (a)                                             187,800                                        14,479,380
      Northeast Utilities (a)                                      142,500                                         3,192,000
      Pinnacle West Capital Corp                                   248,100                                        10,670,781
      Wisconsin Energy Corp                                          6,400                                           270,080
      Xcel Energy Inc (a)                                          155,700                                         3,120,228
                                                                                    -----------------------------------------
                                                                                                                  72,762,406
                                                                                    -----------------------------------------
      Electronic Components - Miscellaneous (0.90%)
      Celestica Inc (a)(b)                                         426,400                                         4,046,536
      Flextronics International Ltd (a)(b)                         703,200                                         7,974,288
      Sanmina-SCI Corp (b)                                       1,195,500                                         4,136,430
      Solectron Corp (a)(b)                                      1,360,200                                         4,107,804
                                                                                    -----------------------------------------
                                                                                                                  20,265,058
                                                                                    -----------------------------------------

      Electronic Components - Semiconductors (0.26%)
      Agere Systems Inc (b)                                        410,400                                         5,975,424
                                                                                    -----------------------------------------

      Electronic Parts Distribution (0.19%)
      Arrow Electronics Inc (b)                                    150,400                                         4,250,304
                                                                                    -----------------------------------------

      Fiduciary Banks (1.01%)
      Bank of New York Co Inc/The                                  333,700                                        11,215,657
      Mellon Financial Corp                                        334,100                                        11,693,500
                                                                                    -----------------------------------------
                                                                                                                  22,909,157
                                                                                    -----------------------------------------
      Finance - Commercial (0.16%)
      CIT Group Inc                                                 78,100                                         3,585,571
                                                                                    -----------------------------------------

      Finance - Investment Banker & Broker (9.49%)
      Citigroup Inc                                              1,930,300                                        93,252,793
      Goldman Sachs Group Inc                                       32,200                                         4,918,550
      JPMorgan Chase & Co                                        1,453,400                                        66,304,108
      Lehman Brothers Holdings Inc                                 136,200                                         8,846,190
      Merrill Lynch & Co Inc                                       441,100                                        32,120,902
      Morgan Stanley (a)                                           136,200                                         9,057,300
                                                                                    -----------------------------------------
                                                                                                                 214,499,843
                                                                                    -----------------------------------------
      Finance - Mortgage Loan/Banker (2.24%)
      Fannie Mae                                                   562,350                                        26,942,188
      Freddie Mac                                                  409,200                                        23,676,312
                                                                                    -----------------------------------------
                                                                                                                  50,618,500
                                                                                    -----------------------------------------
      Financial Guarantee Insurance (0.60%)
      MBIA Inc (a)                                                 120,400                                         7,080,724
      MGIC Investment Corp                                         112,500                                         6,402,375
                                                                                    -----------------------------------------
                                                                                                                  13,483,099
                                                                                    -----------------------------------------
      Food - Miscellaneous/Diversified (2.05%)
      ConAgra Foods Inc                                            545,100                                        11,719,650
      General Mills Inc                                            239,950                                        12,453,405
      Kellogg Co                                                   261,700                                        12,606,089
      Kraft Foods Inc (a)                                           86,500                                         2,802,600
      Sara Lee Corp (a)                                            402,600                                         6,803,940
                                                                                    -----------------------------------------
                                                                                                                  46,385,684
                                                                                    -----------------------------------------
      Food - Retail (1.19%)
      Kroger Co/The                                                582,100                                        13,347,553
      Safeway Inc (a)                                              481,500                                        13,520,520
                                                                                    -----------------------------------------
                                                                                                                  26,868,073
                                                                                    -----------------------------------------
      Food - Wholesale & Distribution (0.11%)
      Supervalu Inc (a)                                             90,000                                         2,439,900
                                                                                    -----------------------------------------

      Home Decoration Products (0.01%)
      Newell Rubbermaid Inc (a)                                      5,400                                           142,344
                                                                                    -----------------------------------------

     Investment Management & Advisory Services (0.19%)
      Waddell & Reed Financial Inc                                 193,600                                         4,214,672
                                                                                    -----------------------------------------

      Life & Health Insurance (0.77%)
      Prudential Financial Inc (a)                                 132,100                                        10,388,344
      Torchmark Corp (a)                                             3,200                                           193,504
      UnumProvident Corp                                           415,200                                         6,738,696
                                                                                    -----------------------------------------
                                                                                                                  17,320,544
                                                                                    -----------------------------------------
      Medical - Drugs (5.05%)
      Eli Lilly & Co                                               200,800                                        11,399,416

      Merck & Co Inc (a)                                           804,775                                        32,408,289
      Pfizer Inc                                                 2,707,200                                        70,360,128
                                                                                    -----------------------------------------
                                                                                                                 114,167,833
                                                                                    -----------------------------------------
      Medical - Hospitals (0.09%)
      Tenet Healthcare Corp (a)(b)                                 330,200                                         1,954,784
                                                                                    -----------------------------------------

      Medical - Wholesale Drug Distribution (0.37%)
      AmerisourceBergen Corp (a)                                   192,900                                         8,294,700
                                                                                    -----------------------------------------

      Multi-Line Insurance (5.58%)
      ACE Ltd (a)                                                   72,200                                         3,720,466
      Allstate Corp/The                                            127,700                                         7,255,914
      American International Group Inc                             831,500                                        50,447,105
      Genworth Financial Inc                                       466,500                                        16,000,950
      Hartford Financial Services Group Inc (a)                    194,100                                        16,467,444
      Metlife Inc (a)                                              327,450                                        17,027,400
      Old Republic International Corp (a)                          305,400                                         6,495,858
      XL Capital Ltd (a)                                           136,800                                         8,714,160
                                                                                    -----------------------------------------
                                                                                                                 126,129,297
                                                                                    -----------------------------------------
      Multimedia (2.09%)
      Time Warner Inc                                            1,719,500                                        28,371,750
      Viacom Inc (b)                                               292,200                                        10,183,170
      Walt Disney Co                                               291,100                                         8,642,759
                                                                                    -----------------------------------------
                                                                                                                  47,197,679
                                                                                    -----------------------------------------
      Networking Products (0.15%)
      Cisco Systems Inc (b)                                        195,500                                         3,489,675
                                                                                    -----------------------------------------

      Office Supplies & Forms (0.29%)
      Avery Dennison Corp                                          110,900                                         6,502,067
                                                                                    -----------------------------------------

      Oil & Gas Drilling (1.66%)
      Diamond Offshore Drilling Inc                                 75,700                                         5,975,001
      ENSCO International Inc (a)                                    7,300                                           337,406
      GlobalSantaFe Corp                                           219,800                                        12,073,614
      Noble Corp (a)                                               147,400                                        10,575,950
      Rowan Cos Inc                                                250,400                                         8,481,048
                                                                                    -----------------------------------------
                                                                                                                  37,443,019
                                                                                    -----------------------------------------
      Oil Company - Integrated (10.82%)
      BP PLC ADR                                                   156,700                                        11,363,884
      Chevron Corp                                                 544,584                                        35,822,736
      ConocoPhillips                                               424,800                                        29,158,272
      Exxon Mobil Corp                                           1,877,600                                       127,188,624
      Marathon Oil Corp                                            288,900                                        26,185,896
      Occidental Petroleum Corp (a)                                 44,900                                         4,837,975
      Total SA ADR                                                 144,200                                         9,838,766
                                                                                    -----------------------------------------
                                                                                                                 244,396,153
                                                                                    -----------------------------------------
      Paper & Related Products (0.21%)
      Smurfit-Stone Container Corp (a)(b)                          480,200                                         4,859,624
                                                                                    -----------------------------------------

      Property & Casualty Insurance (1.43%)
      Chubb Corp                                                   252,700                                        12,741,134
      St Paul Travelers Cos Inc/The                                427,091                                        19,560,768
                                                                                    -----------------------------------------
                                                                                                                  32,301,902
                                                                                    -----------------------------------------
      Regional Banks (9.04%)
      Bank of America Corp                                       1,688,266                                        86,996,347
      Comerica Inc                                                 210,200                                        12,307,210
      Huntington Bancshares Inc/OH (a)                             499,000                                        12,150,650
      Keycorp                                                      257,400                                         9,498,060
      National City Corp                                           492,975                                        17,747,100
      PNC Financial Services Group Inc                              58,100                                         4,115,804
      SunTrust Banks Inc                                           176,500                                        13,920,555
      US Bancorp                                                   366,500                                        11,728,000
      Wachovia Corp (a)                                            404,500                                        21,693,335
      Wells Fargo & Co                                             195,250                                        14,124,385
                                                                                    -----------------------------------------
                                                                                                                 204,281,446
                                                                                    -----------------------------------------
      Reinsurance (0.45%)
      PartnerRe Ltd                                                 29,200                                         1,814,196
      RenaissanceRe Holdings Ltd (a)                               161,900                                         8,388,039
                                                                                    -----------------------------------------
                                                                                                                  10,202,235
                                                                                    -----------------------------------------
      Retail - Apparel & Shoe (0.46%)
      Ltd Brands                                                   415,500                                        10,453,980
                                                                                    -----------------------------------------

      Retail - Discount (0.29%)
      Target Corp                                                  145,300                                         6,672,176
                                                                                    -----------------------------------------

      Retail - Major Department Store (0.27%)
      Saks Inc                                                     373,200                                         6,023,448
                                                                                    -----------------------------------------

      Retail - Office Supplies (0.64%)
      Office Depot Inc (a)(b)                                      404,600                                        14,585,830
                                                                                    -----------------------------------------

      Retail - Restaurants (1.10%)
      McDonald's Corp                                              702,300                                        24,854,397
                                                                                    -----------------------------------------

      Savings & Loans - Thrifts (0.80%)
      Astoria Financial Corp                                         9,750                                           290,062
      Washington Mutual Inc                                        397,674                                        17,776,028
                                                                                    -----------------------------------------
                                                                                                                  18,066,090
                                                                                    -----------------------------------------
      Telecommunication Equipment (0.31%)
      ADC Telecommunications Inc (a)(b)                            248,385                                         3,037,749
      Tellabs Inc (b)                                              417,800                                         3,927,320
                                                                                    -----------------------------------------
                                                                                                                   6,965,069
                                                                                    -----------------------------------------
      Telecommunication Services (0.10%)
      Embarq Corp (a)                                               51,362                                         2,324,130
                                                                                    -----------------------------------------

      Telephone - Integrated (5.98%)
      AT&T Inc (a)                                               1,672,000                                        50,143,280
      BellSouth Corp                                               532,000                                        20,838,440
      Sprint Nextel Corp (a)                                     1,027,250                                        20,339,550
      Verizon Communications Inc (a)                             1,294,075                                        43,765,616
                                                                                    -----------------------------------------
                                                                                                                 135,086,886
                                                                                    -----------------------------------------
      Television (0.76%)
      CBS Corp                                                     626,800                                        17,193,124
                                                                                    -----------------------------------------

      Tobacco (1.99%)
      Altria Group Inc (a)                                         545,825                                        43,649,625
      UST Inc (a)                                                   26,625                                         1,345,894
                                                                                    -----------------------------------------
                                                                                                                  44,995,519
                                                                                    -----------------------------------------
      Toys (0.21%)
      Mattel Inc                                                   264,400                                         4,769,776
                                                                                    -----------------------------------------

      Transport - Rail (1.08%)
      CSX Corp                                                     238,100                                        14,447,908

      Norfolk Southern Corp                                        229,300                                         9,956,206
                                                                                    -----------------------------------------
                                                                                                                  24,404,114
                                                                                    -----------------------------------------
      Wireless Equipment (1.22%)
      American Tower Corp (a)(b)                                   120,000                                         4,056,000
      Crown Castle International Corp (a)(b)                       367,400                                        12,943,502
      Nokia OYJ ADR (a)                                            529,800                                        10,516,530
                                                                                    -----------------------------------------
                                                                                                                  27,516,032
                                                                                    -----------------------------------------
      TOTAL COMMON STOCKS                                                        $                             2,187,880,728
                                                                                    -----------------------------------------
                                                      Principal
                                                        Amount                                          Value
                                                      ------------------------ ------- -----------------------------------------
      SHORT TERM INVESTMENTS (1.49%)
      Commercial Paper (1.49%)
      Anglesea Funding LLC
         5.36%, 8/ 1/2006                                           1,600,000                                         1,600,000
      Aquifer Funding LLC
         5.30%, 8/ 7/2006                                           1,850,000                                         1,848,366
      Aquinas Funding LLC
         5.35%, 8/21/2006                                           1,500,000                                         1,495,542
      Belmont Funding
         5.35%, 8/ 1/2006                                           1,600,000                                         1,600,000
      Berkeley Square Finance LLC
         5.37%, 8/ 1/2006                                           1,600,000                                         1,600,000
      Charta LLC
         5.32%, 8/21/2006                                             550,000                                           548,374
      Clipper Receivables
         5.28%, 8/11/2006                                           1,700,000                                         1,697,507
      Cullinan Finance Corp
         5.30%, 8/14/2006                                           1,700,000                                         1,696,746
      Falcon Asset Securities Corp
         5.30%, 8/14/2006                                           1,500,000                                         1,497,129
      Galleon Capital LLC
         5.29%, 8/18/2006                                           1,500,000                                         1,496,253
      Greyhawk Funding LLC
         5.30%, 8/14/2006                                           1,000,000                                           998,086
      Jupiter Securitization
         5.32%, 8/30/2006                                           1,700,000                                         1,692,715
      Kitty Hawk Funding Corp
         5.34%, 8/24/2006                                           1,500,000                                         1,494,882
      La Fayette Asset Securitization
         5.37%, 8/ 1/2006                                           1,600,000                                         1,600,000
      MICA Funding LLC
         5.34%, 8/ 1/2006                                           1,600,000                                         1,600,000
      Nieuw Amsterdam Receivables
         5.29%, 8/11/2006                                           1,850,000                                         1,847,282
      Ormond Quay Funding LLC
         5.34%, 8/16/2006                                           1,900,000                                         1,895,773
      Polonius Inc
         5.30%, 8/10/2006                                           1,500,000                                         1,498,012
      Quatro-PMX Funding Ltd
         5.41%, 8/30/2006                                           1,500,000                                         1,493,463
      Ranger Funding Co LLC
         5.32%, 8/24/2006                                           1,800,000                                         1,793,882
      UBS Finance Delaware LLC
         5.26%, 8/ 7/2006                                           1,850,000                                         1,848,378
      Victory Receivables Corp
         5.35%, 8/ 1/2006                                             784,000                                           784,000
                                                                                       -----------------------------------------
                                                                                                                     33,626,390
                                                                                       -----------------------------------------
      TOTAL SHORT TERM INVESTMENTS                                                  $                                33,626,390
                                                                                       -----------------------------------------

      MONEY MARKET FUNDS (12.63%)
      BNY Institutional Cash Reserve Fund (c)                     285,367,000                                       285,367,000
                                                                                       -----------------------------------------
      TOTAL MONEY MARKET FUNDS                                                      $                               285,367,000
                                                                                       -----------------------------------------
      Total Investments                                                             $                             2,506,874,118
      Liabilities in Excess of Other Assets, Net - (10.94)%                                                        (247,283,699)
                                                                                         -----------------------------------------
      TOTAL NET ASSETS - 100.00%                                                                  $            2,259,590,419
                                                                                        =========================================
                                                                                         -----------------------------------------

                                                                                        =========================================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $      395,483,638
      Unrealized Depreciation                                                                          (75,073,458)
                                                                                                    ----------------
      Net Unrealized Appreciation (Depreciation)                                                       320,410,180
      Cost for federal income tax purposes                                                           2,186,463,938



                                                                          Current                 Unrealized
                                       Number of      Original              Market               Appreciation/
      Type                             Contracts        Value               Value                (Depreciation)
      ------------------------------------------- ------------------------------------------ ----------------------
      Buy:
      S&P 500 eMini; September 2006       554        $35,148,137          $35,505,860               $357,723

      Portfolio Summary (unaudited)
      ----------------------------- -------------------------------------------------------- ----------------------
      Sector                                                                                                Percent
      ----------------------------- -------------------------------------------------------- ----------------------
      Financial                                                                                              46.78%
      Consumer, Non-cyclical                                                                                 16.35%
      Energy                                                                                                 12.47%
      Communications                                                                                         11.93%
      Industrial                                                                                              9.49%
      Consumer, Cyclical                                                                                      6.05%
      Utilities                                                                                               3.22%
      Technology                                                                                              2.91%
      Basic Materials                                                                                         1.74%
      Liabilities in Excess of                                                                            (-10.94%)
      Other Assets, Net
                                                                                             ----------------------
      TOTAL NET ASSETS                                                                                      100.00%
                                                                                             ======================

      Other Assets Summary (unaudited)
      ----------------------------- -------------------------------------------------------- ----------------------
      Asset Type                                                                                            Percent
      ----------------------------- -------------------------------------------------------- ----------------------
      Futures                                                                                                 1.57%


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Value Fund I
                                                           Shares
                                                            Held                              Value
                                                          ----------------------- ------- ----------------------------
      COMMON STOCKS (98.48%)
      Advertising Agencies (1.99%)
      Omnicom Group Inc                                                  103,500       $                    9,160,785
                                                                                          ----------------------------

      Aerospace & Defense (2.68%)
      Lockheed Martin Corp (a)                                            80,400                            6,406,272
      Northrop Grumman Corp                                               88,900                            5,884,291
                                                                                          ----------------------------
                                                                                                           12,290,563
                                                                                          ----------------------------
      Applications Software (2.04%)
      Microsoft Corp                                                     389,400                            9,357,282
                                                                                          ----------------------------

      Auto/Truck Parts & Equipment - Original (3.14%)
      BorgWarner Inc                                                      68,600                            4,116,000
      Johnson Controls Inc (a)                                           134,500                           10,324,220
                                                                                          ----------------------------
                                                                                                           14,440,220
                                                                                          ----------------------------
      Brewery (1.23%)
      Anheuser-Busch Cos Inc                                             117,800                            5,672,070
                                                                                          ----------------------------

      Building Products - Wood (1.66%)
      Masco Corp (a)                                                     286,000                            7,644,780
                                                                                          ----------------------------

      Cable TV (1.42%)
      DIRECTV Group Inc/The (a)(b)                                       383,400                            6,536,970
                                                                                          ----------------------------

      Consulting Services (1.11%)
      Accenture Ltd                                                      174,400                            5,102,944
                                                                                          ----------------------------

      Diversified Manufacturing Operations (2.08%)
      Illinois Tool Works Inc                                            209,100                            9,562,143
                                                                                          ----------------------------

      Diversified Operations & Commercial Services (0.75%)
      Cendant Corp                                                       230,800                            3,464,308
                                                                                          ----------------------------

      E-Commerce - Services (0.20%)
      Expedia Inc (a)(b)                                                  69,050                              925,270
                                                                                          ----------------------------

      Electric - Integrated (6.23%)
      American Electric Power Co Inc                                     218,700                            7,899,444
      Exelon Corp                                                        198,800                           11,510,520
      Northeast Utilities                                                220,900                            4,948,160
      Pepco Holdings Inc                                                 174,100                            4,265,450
                                                                                          ----------------------------
                                                                                                           28,623,574
                                                                                          ----------------------------
      Fiduciary Banks (3.35%)
      Mellon Financial Corp                                              268,000                            9,380,000
      Northern Trust Corp                                                105,100                            6,001,210
                                                                                          ----------------------------
                                                                                                           15,381,210
                                                                                          ----------------------------
      Finance - Investment Banker & Broker (13.57%)
      Citigroup Inc                                                      445,400                           21,517,274
      JPMorgan Chase & Co                                                419,000                           19,114,780
      Morgan Stanley                                                     326,600                           21,718,900
                                                                                          ----------------------------
                                                                                                           62,350,954
                                                                                          ----------------------------

      Finance - Mortgage Loan/Banker (1.63%)
      Freddie Mac                                                        129,600                            7,498,656
                                                                                          ----------------------------

      Food - Retail (1.47%)
      Kroger Co/The                                                      294,600                            6,755,178
                                                                                          ----------------------------

      Gas - Distribution (1.81%)
      NiSource Inc                                                       166,400                            3,785,600
      Sempra Energy                                                       93,700                            4,521,962
                                                                                          ----------------------------
                                                                                                            8,307,562
                                                                                          ----------------------------
      Internet Security (1.48%)
      Symantec Corp (a)(b)                                               392,200                            6,812,514
                                                                                          ----------------------------

      Medical - Drugs (5.17%)
      Bristol-Myers Squibb Co (a)                                        275,400                            6,601,338
      Cephalon Inc (a)(b)                                                 51,600                            3,392,184
      Wyeth                                                              284,100                           13,770,327
                                                                                          ----------------------------
                                                                                                           23,763,849
                                                                                          ----------------------------
      Medical - HMO (1.86%)
      UnitedHealth Group Inc                                             178,500                            8,537,655
                                                                                          ----------------------------

      Medical Products (1.36%)
      Johnson & Johnson                                                  100,100                            6,261,255
                                                                                          ----------------------------

      Motorcycle/Motor Scooter (0.81%)
      Harley-Davidson Inc (a)                                             65,400                            3,727,800
                                                                                          ----------------------------

      Multi-Line Insurance (5.91%)
      Allstate Corp/The                                                  116,300                            6,608,166
      American International Group Inc                                   211,800                           12,849,906
      Hartford Financial Services Group Inc                               91,000                            7,720,440
                                                                                          ----------------------------
                                                                                                           27,178,512
                                                                                          ----------------------------
      Multimedia (1.10%)
      News Corp                                                          263,700                            5,073,588
                                                                                          ----------------------------

      Oil - Field Services (0.76%)
      Baker Hughes Inc                                                    15,700                            1,255,215
      Halliburton Co                                                      67,500                            2,251,800
                                                                                          ----------------------------
                                                                                                            3,507,015
                                                                                          ----------------------------
      Oil & Gas Drilling (1.96%)
      ENSCO International Inc                                             76,300                            3,526,586
      GlobalSantaFe Corp                                                  99,300                            5,454,549
                                                                                          ----------------------------
                                                                                                            8,981,135
                                                                                          ----------------------------
      Oil Company - Integrated (8.25%)
      Exxon Mobil Corp                                                   266,400                           18,045,936
      Marathon Oil Corp                                                  219,100                           19,859,224
                                                                                          ----------------------------
                                                                                                           37,905,160
                                                                                          ----------------------------
      Pharmacy Services (1.91%)
      Caremark Rx Inc                                                     40,600                            2,143,680
      Medco Health Solutions Inc (a)(b)                                  111,900                            6,639,027
                                                                                          ----------------------------
                                                                                                            8,782,707
                                                                                          ----------------------------
      Regional Banks (11.20%)
      Bank of America Corp                                               161,600                            8,327,248
      Fifth Third Bancorp                                                302,800                           11,548,792
      PNC Financial Services Group Inc                                   138,200                            9,790,088

      Wells Fargo & Co                                                   301,300                           21,796,042
                                                                                          ----------------------------
                                                                                                           51,462,170
                                                                                          ----------------------------
      Retail - Discount (1.78%)
      Costco Wholesale Corp                                              155,100                            8,183,076
                                                                                          ----------------------------

      Telecommunication Services (0.27%)
      Embarq Corp (a)                                                     27,019                            1,222,610
                                                                                          ----------------------------

      Telephone - Integrated (4.41%)
      AT&T Inc (a)                                                       319,500                            9,581,805
      Sprint Nextel Corp (a)                                             540,184                           10,695,643
                                                                                          ----------------------------
                                                                                                           20,277,448
                                                                                          ----------------------------
      Television (0.34%)
      Univision Communications Inc (b)                                    47,200                            1,576,480
                                                                                          ----------------------------

      Transport - Rail (1.90%)
      Burlington Northern Santa Fe Corp                                  126,500                            8,717,115
                                                                                          ----------------------------

      Transport - Services (1.65%)
      FedEx Corp                                                          72,400                            7,581,004
                                                                                          ----------------------------
      TOTAL COMMON STOCKS                                                                               $452,625,562
                                                                              -----------------------------------------
                                                          Principal
                                                            Amount                         Value
                                                          ------------------------ ------- ------------------------
      MONEY MARKET FUNDS (9.19%)
      BNY Institutional Cash Reserve Fund (c)                          42,220,000                       42,220,000
                                                                                           ------------------------
      TOTAL MONEY MARKET FUNDS                                                          $               42,220,000
                                                                                           ------------------------
      Total Investments                                                                 $              494,845,562
      Liabilities in Excess of Other Assets, Net - (7.67)%                                            (35,257,530)
                                                                                           ------------------------
      TOTAL NET ASSETS - 100.00%                                                        $              459,588,032
                                                                                           ========================
                                                                                           ------------------------

                                                                                           ========================


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $       50,407,800
      Unrealized Depreciation                                                                          (8,476,983)
                                                                                                   ----------------
      Net Unrealized Appreciation (Depreciation)                                                        41,930,817
      Cost for federal income tax purposes                                                             452,914,745


      Portfolio Summary (unaudited)
      ----------------------------- -------------
      Sector                             Percent
      ----------------------------- -------------
      Financial                           44.84%
      Consumer, Non-cyclical              14.87%
      Communications                      11.22%
      Energy                              10.97%
      Industrial                           9.96%
      Utilities                            8.04%
      Consumer, Cyclical                   5.73%
      Technology                           2.04%
      Liabilities in Excess of          (-7.67%)
      Other Assets, Net
                                      -----------
      TOTAL NET ASSETS                   100.00%
                                      ===========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners LargeCap Value Fund II

                                                           Shares
                                                            Held                          value
                                                        ------------------------- ------- -----------------------
      COMMON STOCKS (95.64%)
      Aerospace & Defense (0.78%)
      Northrop Grumman Corp                                               25,500       $               1,687,845
                                                                                          -----------------------

      Apparel Manufacturers (1.36%)
      Liz Claiborne Inc                                                   38,800                       1,371,580
      VF Corp                                                             22,800                       1,546,296
                                                                                          -----------------------
                                                                                                       2,917,876
                                                                                          -----------------------
      Applications Software (1.71%)
      Microsoft Corp                                                     153,100                       3,678,993
                                                                                          -----------------------

      Auto/Truck Parts & Equipment - Original (0.18%)
      Lear Corp (a)                                                       17,400                         392,718
                                                                                          -----------------------

      Beverages - Non-Alcoholic (1.72%)
      Coca-Cola Co/The                                                    46,600                       2,073,700
      Pepsi Bottling Group Inc                                            48,900                       1,625,925
                                                                                          -----------------------
                                                                                                       3,699,625
                                                                                          -----------------------
      Chemicals - Diversified (1.87%)
      EI Du Pont de Nemours & Co                                          42,100                       1,669,686
      PPG Industries Inc                                                  38,200                       2,350,828
                                                                                          -----------------------
                                                                                                       4,020,514
                                                                                          -----------------------
      Commercial Services - Finance (0.29%)
      H&R Block Inc (a)                                                   27,400                         623,350
                                                                                          -----------------------

      Computer Services (0.16%)
      Computer Sciences Corp (b)                                           6,500                         340,535
                                                                                          -----------------------

      Computers (2.86%)
      Hewlett-Packard Co                                                 101,600                       3,242,056
      International Business Machines Corp                                37,600                       2,910,616
                                                                                          -----------------------
                                                                                                       6,152,672
                                                                                          -----------------------
      Data Processing & Management (0.66%)
      Fiserv Inc (b)                                                      32,500                       1,418,950
                                                                                          -----------------------

      Diversified Manufacturing Operations (4.34%)
      Dover Corp                                                          30,400                       1,433,056
      General Electric Co                                                 84,400                       2,759,036
      Ingersoll-Rand Co Ltd                                               43,900                       1,571,620
      Parker Hannifin Corp                                                18,300                       1,321,992
      Tyco International Ltd                                              86,300                       2,251,567
                                                                                          -----------------------
                                                                                                       9,337,271
                                                                                          -----------------------
      Electric - Integrated (2.91%)
      Exelon Corp                                                         59,800                       3,462,420
      PPL Corp                                                            81,800                       2,782,836
                                                                                          -----------------------
                                                                                                       6,245,256
                                                                                          -----------------------
      Electronic Components - Semiconductors (0.69%)
      Intel Corp                                                          82,100                       1,477,800
                                                                                          -----------------------


      Enterprise Software & Services (0.71%)
      Oracle Corp (b)                                                    101,500                       1,519,455
                                                                                          -----------------------

      Fiduciary Banks (0.93%)
      Bank of New York Co Inc/The                                         59,700                       2,006,517
                                                                                          -----------------------

      Finance - Investment Banker & Broker (10.26%)
      Citigroup Inc                                                      205,700                       9,937,367
      JPMorgan Chase & Co                                                118,700                       5,415,094
      Merrill Lynch & Co Inc                                              43,100                       3,138,542
      Morgan Stanley                                                      53,500                       3,557,750
                                                                                          -----------------------
                                                                                                      22,048,753
                                                                                          -----------------------
      Finance - Mortgage Loan/Banker (2.66%)
      Freddie Mac                                                         98,800                       5,716,568
                                                                                          -----------------------

      Financial Guarantee Insurance (0.50%)
      MGIC Investment Corp                                                19,000                       1,081,290
                                                                                          -----------------------

      Food - Miscellaneous/Diversified (1.47%)
      Sara Lee Corp                                                       66,300                       1,120,470
      Unilever NV                                                         86,400                       2,045,952
                                                                                          -----------------------
                                                                                                       3,166,422
                                                                                          -----------------------
      Food - Retail (1.08%)
      Kroger Co/The                                                      101,600                       2,329,688
                                                                                          -----------------------

      Forestry (1.05%)
      Weyerhaeuser Co                                                     38,400                       2,252,544
                                                                                          -----------------------

      Gas - Distribution (0.67%)
      NiSource Inc                                                        63,600                       1,446,900
                                                                                          -----------------------

      Home Decoration Products (0.66%)
      Newell Rubbermaid Inc                                               53,500                       1,410,260
                                                                                          -----------------------

      Insurance Brokers (0.55%)
      Marsh & McLennan Cos Inc                                            43,400                       1,173,102
                                                                                          -----------------------

      Life & Health Insurance (0.81%)
      Torchmark Corp                                                      28,800                       1,741,536
                                                                                          -----------------------

      Machinery - Farm (0.52%)
      Deere & Co                                                          15,300                       1,110,321
                                                                                          -----------------------

      Medical - Drugs (5.45%)
      Abbott Laboratories                                                 66,200                       3,162,374
      Merck & Co Inc                                                      38,100                       1,534,287
      Pfizer Inc                                                         162,800                       4,231,172
      Wyeth                                                               57,500                       2,787,025
                                                                                          -----------------------
                                                                                                      11,714,858
                                                                                          -----------------------
      Medical - Hospitals (0.48%)
      HCA Inc                                                             21,000                       1,032,360
                                                                                          -----------------------

      Medical Products (1.43%)
      Johnson & Johnson                                                   49,100                       3,071,205
                                                                                          -----------------------


      Multi-Line Insurance (4.98%)
      Allstate Corp/The                                                   51,000                       2,897,820
      American International Group Inc                                    55,100                       3,342,917
      Hartford Financial Services Group Inc                               30,500                       2,587,620
      Loews Corp                                                          50,400                       1,867,824
                                                                                          -----------------------
                                                                                                      10,696,181
                                                                                          -----------------------
      Multimedia (2.06%)
      Time Warner Inc                                                    202,100                       3,334,650
      Viacom Inc (b)                                                      31,300                       1,090,805
                                                                                          -----------------------
                                                                                                       4,425,455
                                                                                          -----------------------
      Non-Hazardous Waste Disposal (0.63%)
      Waste Management Inc                                                39,300                       1,351,134
                                                                                          -----------------------

      Office Automation & Equipment (0.70%)
      Xerox Corp (b)                                                     107,300                       1,511,857
                                                                                          -----------------------

      Oil Company - Exploration & Production (0.51%)
      Anadarko Petroleum Corp                                             11,600                         530,584
      Devon Energy Corp                                                    8,700                         562,368
                                                                                          -----------------------
                                                                                                       1,092,952
                                                                                          -----------------------
      Oil Company - Integrated (12.91%)
      Chevron Corp                                                        97,400                       6,406,972
      ConocoPhillips                                                      64,400                       4,420,416
      Exxon Mobil Corp                                                   155,800                      10,553,892
      Royal Dutch Shell PLC ADR                                           89,900                       6,364,920
                                                                                          -----------------------
                                                                                                      27,746,200
                                                                                          -----------------------
      Printing - Commercial (0.51%)
      RR Donnelley & Sons Co                                              37,500                       1,094,625
                                                                                          -----------------------

      Publicly Traded Investment Fund (1.23%)
      SPDR Trust Series 1 (a)                                             20,700                       2,644,011
                                                                                          -----------------------

      Publishing - Newspapers (1.09%)
      Gannett Co Inc (a)                                                  44,900                       2,340,188
                                                                                          -----------------------

      Regional Banks (10.01%)
      Bank of America Corp                                               145,400                       7,492,462
      National City Corp                                                  28,900                       1,040,400
      PNC Financial Services Group Inc                                    22,000                       1,558,480
      US Bancorp                                                          95,600                       3,059,200
      Wachovia Corp                                                       64,600                       3,464,498
      Wells Fargo & Co                                                    67,700                       4,897,418
                                                                                          -----------------------
                                                                                                      21,512,458
                                                                                          -----------------------
      Retail - Apparel & Shoe (0.55%)
      Gap Inc/The                                                         67,900                       1,178,065
                                                                                          -----------------------

      Retail - Building Products (0.52%)
      Home Depot Inc                                                      32,000                       1,110,720
                                                                                          -----------------------

      Retail - Discount (1.35%)
      Dollar General Corp                                                 84,100                       1,128,622
      Wal-Mart Stores Inc                                                 39,900                       1,775,550
                                                                                          -----------------------
                                                                                                       2,904,172
                                                                                          -----------------------
      Retail - Restaurants (1.12%)
      McDonald's Corp                                                     68,000                       2,406,520
                                                                                          -----------------------


      Savings & Loans - Thrifts (1.40%)
      Washington Mutual Inc                                               67,500                       3,017,250
                                                                                          -----------------------

      Steel - Producers (0.43%)
      Nucor Corp                                                          17,400                         925,158
                                                                                          -----------------------

      Telecommunication Equipment (0.12%)
      Avaya Inc (a)(b)                                                    27,800                         257,428
                                                                                          -----------------------

      Telephone - Integrated (5.18%)
      AT&T Inc                                                           131,300                       3,937,687
      BellSouth Corp                                                      66,300                       2,596,971
      Sprint Nextel Corp                                                  89,400                       1,770,120
      Verizon Communications Inc                                          84,000                       2,840,880
                                                                                          -----------------------
                                                                                                      11,145,658
                                                                                          -----------------------
      Tobacco (1.58%)
      Altria Group Inc                                                    42,600                       3,406,722
                                                                                          -----------------------
      TOTAL COMMON STOCKS                                                                        $ 205,581,938
                                                                                -----------------------------------------
                                                             Principal
                                                               Amount                         Value
                                                            ------------------------- ------- ------------------------
      MONEY MARKET FUNDS (2.22%)
      BNY Institutional Cash Reserve Fund (c)                              4,767,000                        4,767,000
                                                                                              ------------------------
      TOTAL MONEY MARKET FUNDS                                                             $                4,767,000
                                                                                              ------------------------
      Total Investments                                                                    $              210,348,938
      Other Assets in Excess of Liabilities, Net - 2.14%                                                    4,603,349
                                                                                              ------------------------
      TOTAL NET ASSETS - 100.00%                                                           $              214,952,287
                                                                                              ========================
                                                                                              ------------------------

                                                                                              ========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                    $       24,407,835
      Unrealized Depreciation                                                                           (5,858,182)
                                                                                                   ----------------
      Net Unrealized Appreciation (Depreciation)                                                         18,549,653
      Cost for federal income tax purposes                                                              191,799,285


      Portfolio Summary (unaudited)
      ----------------------------- ------------
      Sector                         Percent
      ----------------------------- ------------
      Financial                            34.32%
      Consumer, Non-cyclical               14.02%
      Energy                               13.42%
      Communications                        8.45%
      Technology                            7.49%
      Industrial                            6.27%
      Consumer, Cyclical                    5.73%
      Utilities                             3.58%
      Basic Materials                       3.35%
      Funds                                 1.23%
      Other Assets in Excess of             2.14%
      Liabilities, Net
                                           -------
      TOTAL NET ASSETS                     00.00%
                                           =======


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners MidCap Growth Fund

                                                        Shares
                                                         Held                           Value
                                                    -------------------------- ------- -------------------------
      COMMON STOCKS (99.80%)
      Advertising Sales (0.72%)
      Lamar Advertising Co (a)(b)                                      63,405       $                 3,109,381
                                                                                       -------------------------

      Airlines (0.37%)
      US Airways Group Inc (a)(b)                                      34,690                         1,584,986
                                                                                       -------------------------

      Apparel Manufacturers (2.48%)
      Coach Inc (b)                                                   283,030                         8,125,791
      Gymboree Corp (b)                                                77,370                         2,593,443
                                                                                       -------------------------
                                                                                                     10,719,234
                                                                                       -------------------------
      Applications Software (3.76%)
      Citrix Systems Inc (b)                                          135,515                         4,305,311
      Intuit Inc (b)                                                   54,310                         1,676,550
      Nuance Communications Inc (a)(b)                                335,170                         3,103,674
      Red Hat Inc (a)(b)                                              205,210                         4,859,373
      Salesforce.com Inc (a)(b)                                        90,150                         2,316,855
                                                                                       -------------------------
                                                                                                     16,261,763
                                                                                       -------------------------
      Beverages - Non-Alcoholic (1.33%)
      Hansen Natural Corp (a)(b)                                      124,860                         5,742,311
                                                                                       -------------------------

      Building Products - Cement & Aggregate (0.61%)
      Martin Marietta Materials Inc                                    32,760                         2,637,835
                                                                                       -------------------------

      Casino Hotels (1.97%)
      Station Casinos Inc (a)                                          79,930                         4,384,960
      Wynn Resorts Ltd (a)(b)                                          64,500                         4,128,645
                                                                                       -------------------------
                                                                                                      8,513,605
                                                                                       -------------------------
      Casino Services (3.59%)
      International Game Technology                                   261,999                        10,128,881
      Scientific Games Corp (a)(b)                                    158,750                         5,392,738
                                                                                       -------------------------
                                                                                                     15,521,619
                                                                                       -------------------------
      Cellular Telecommunications (2.76%)
      Leap Wireless International Inc (b)                              53,078                         2,372,586
      NII Holdings Inc (a)(b)                                         180,860                         9,545,791
                                                                                       -------------------------
                                                                                                     11,918,377
                                                                                       -------------------------
      Chemicals - Specialty (1.03%)
      Ecolab Inc (a)                                                  103,290                         4,448,700
                                                                                       -------------------------

      China (0.41%)
      Ctrip.com International Ltd ADR                                  34,841                         1,763,477
                                                                                       -------------------------

      Coal (0.81%)
      Consol Energy Inc                                                84,620                         3,482,959
                                                                                       -------------------------

      Commercial Banks (1.91%)
      Colonial BancGroup Inc/The                                      119,090                         3,024,886
      East West Bancorp Inc                                            88,790                         3,582,677
      Whitney Holding Corp                                             45,456                         1,640,507
                                                                                       -------------------------
                                                                                                      8,248,070
                                                                                       -------------------------

      Computer Services (0.72%)
      Cognizant Technology Solutions Corp (b)                          47,500                         3,110,775
                                                                                       -------------------------

      Computers (0.26%)
      Rackable Systems Inc (a)(b)                                      51,730                         1,102,884
                                                                                       -------------------------

      Computers - Memory Devices (1.62%)
      Network Appliance Inc (a)(b)                                    118,260                         3,511,139
      SanDisk Corp (b)                                                 74,380                         3,470,571
                                                                                       -------------------------
                                                                                                      6,981,710
                                                                                       -------------------------
      Cosmetics & Toiletries (0.97%)
      Avon Products Inc                                               144,160                         4,179,198
                                                                                       -------------------------

      Data Processing & Management (1.13%)
      Global Payments Inc                                              64,520                         2,744,681
      MoneyGram International Inc                                      69,900                         2,142,435
                                                                                       -------------------------
                                                                                                      4,887,116
                                                                                       -------------------------
      Dental Supplies & Equipment (0.58%)
      Dentsply International Inc                                       79,656                         2,493,233
                                                                                       -------------------------

      Diagnostic Kits (0.72%)
      Dade Behring Holdings Inc                                        76,120                         3,100,368
                                                                                       -------------------------

      Dialysis Centers (1.20%)
      DaVita Inc (a)(b)                                               104,060                         5,205,081
                                                                                       -------------------------

      Distribution & Wholesale (0.75%)
      WESCO International Inc (b)                                      55,340                         3,223,555
                                                                                       -------------------------

      Diversified Manufacturing Operations (3.35%)
      Harsco Corp                                                      42,020                         3,387,232
      Roper Industries Inc                                            105,160                         4,753,232
      Textron Inc                                                      47,460                         4,267,128
      Trinity Industries Inc                                           62,230                         2,079,727
                                                                                       -------------------------
                                                                                                     14,487,319
                                                                                       -------------------------
      E-Commerce - Products (1.19%)
      Nutri/System Inc (a)(b)                                          97,190                         5,143,295
                                                                                       -------------------------

      Electric Products - Miscellaneous (1.41%)
      Ametek Inc                                                      143,600                         6,091,512
                                                                                       -------------------------

      Electronic Components - Miscellaneous (0.38%)
      Benchmark Electronics Inc (b)                                    67,940                         1,652,980
                                                                                       -------------------------

      Electronic Components - Semiconductors (2.31%)
      Micron Technology Inc (a)(b)                                    269,610                         4,203,220
      Nvidia Corp (b)                                                 110,340                         2,441,824
      Silicon Laboratories Inc (a)(b)                                  90,040                         3,324,277
                                                                                       -------------------------
                                                                                                      9,969,321
                                                                                       -------------------------
      Electronic Measurement Instruments (0.42%)
      Itron Inc (a)(b)                                                 39,310                         1,829,487
                                                                                       -------------------------

      E-Marketing & Information (0.74%)
      aQuantive Inc (a)(b)                                            155,190                         3,181,395
                                                                                       -------------------------


Engineering - Research & Development Services (0.97%
      McDermott International, Inc. (a)(b)                             92,040                         4,191,502
                                                                                       -------------------------

      Enterprise Software & Services (1.12%)
      BEA Systems Inc (b)                                             410,647                         4,820,996
                                                                                       -------------------------

      Entertainment Software (0.49%)
      Electronic Arts Inc (b)                                          45,146                         2,126,828
                                                                                       -------------------------

      Fiduciary Banks (0.80%)
      Northern Trust Corp                                              60,460                         3,452,266
                                                                                       -------------------------

      Finance - Investment Banker & Broker (0.74%)
      Investment Technology Group Inc (b)                              63,220                         3,183,759
                                                                                       -------------------------

      Finance - Other Services (0.73%)
      Nasdaq Stock Market Inc/The (b)                                 115,076                         3,168,042
                                                                                       -------------------------

      Food - Retail (1.51%)
      Whole Foods Market Inc                                          113,750                         6,541,763
                                                                                       -------------------------

      Hotels & Motels (1.37%)
      Starwood Hotels & Resorts Worldwide Inc                         112,970                         5,939,963
                                                                                       -------------------------

      Human Resources (1.81%)
      Manpower Inc                                                     60,190                         3,580,101
      Monster Worldwide Inc (b)                                       105,720                         4,228,800
                                                                                       -------------------------
                                                                                                      7,808,901
                                                                                       -------------------------
      Instruments - Controls (1.03%)
      Thermo Electron Corp (b)                                        120,680                         4,466,367
                                                                                       -------------------------

      Internet Connectivity Services (0.52%)
      Redback Networks Inc (a)(b)                                     146,490                         2,264,735
                                                                                       -------------------------

      Internet Infrastructure Software (2.49%)
      Akamai Technologies Inc (a)(b)                                  200,210                         7,934,322
      F5 Networks Inc (b)                                              60,610                         2,808,668
                                                                                       -------------------------
                                                                                                     10,742,990
                                                                                       -------------------------
      Internet Security (0.96%)
      Checkfree Corp (a)(b)                                            93,200                         4,147,400
                                                                                       -------------------------

      Investment Management & Advisory Services (2.9
      Affiliated Managers Group Inc (a)(b)                             48,950                         4,481,373
      T Rowe Price Group Inc                                          202,640                         8,371,058
                                                                                       -------------------------
                                                                                                     12,852,431
                                                                                       -------------------------
      Lasers - Systems & Components (0.80%)
      Cymer Inc (b)                                                    88,650                         3,467,988
                                                                                       -------------------------

      Machinery - General Industry (0.61%)
      Gardner Denver Inc (b)                                           76,680                         2,656,962
                                                                                       -------------------------

      Medical - Biomedical/Gene (1.24%)
      Celgene Corp (a)(b)                                             111,804                         5,354,294
                                                                                       -------------------------

      Medical - Drugs (2.78%)
      Allergan Inc                                                     60,230                         6,495,806

      Shire PLC ADR                                                   113,520                         5,506,855
                                                                                       -------------------------
                                                                                                     12,002,661
                                                                                       -------------------------
      Medical - HMO (1.26%)
      Coventry Health Care Inc (b)                                     59,050                         3,111,935
      Health Net Inc (b)                                               55,620                         2,334,371
                                                                                       -------------------------
                                                                                                      5,446,306
                                                                                       -------------------------
      Medical Instruments (0.93%)
      Intuitive Surgical Inc (a)(b)                                    42,050                         4,003,160
                                                                                       -------------------------

      Medical Laboratory & Testing Service (2.31%)
      Covance Inc (b)                                                  35,710                         2,276,869
      Quest Diagnostics Inc                                           128,140                         7,703,777
                                                                                       -------------------------
                                                                                                      9,980,646
                                                                                       -------------------------
      Metal Processors & Fabrication (1.69%)
      Precision Castparts Corp                                        122,750                         7,322,038
                                                                                       -------------------------

      Multi-Line Insurance (0.74%)
      HCC Insurance Holdings Inc                                      105,100                         3,204,499
                                                                                       -------------------------

      Networking Products (0.69%)
      Polycom Inc (b)                                                 134,830                         2,993,226
                                                                                       -------------------------

      Non-Hazardous Waste Disposal (0.90%)
      Republic Services Inc                                            97,200                         3,903,552
                                                                                       -------------------------

      Oil & Gas Drilling (0.80%)
      Diamond Offshore Drilling Inc                                    43,680                         3,447,662
                                                                                       -------------------------

      Oil Company - Exploration & Production (3.83%)
      CNX Gas Corp (a)(b)                                              77,430                         2,095,256
      Denbury Resources Inc (b)                                        85,460                         2,962,898
      Range Resources Corp                                            186,135                         5,232,255
      Southwestern Energy Co (b)                                       62,130                         2,137,272
      Ultra Petroleum Corp (a)(b)                                      70,460                         4,126,137
                                                                                       -------------------------
                                                                                                     16,553,818
                                                                                       -------------------------
      Oil Field Machinery & Equipment (2.93%)
      Cameron International Corp (b)                                   95,640                         4,821,212
      Grant Prideco Inc (b)                                            62,660                         2,851,657
      National Oilwell Varco Inc (a)(b)                                74,290                         4,980,402
                                                                                       -------------------------
                                                                                                     12,653,271
                                                                                       -------------------------
      Oil Refining & Marketing (0.81%)
      Frontier Oil Corp                                                99,120                         3,493,980
                                                                                       -------------------------

      Pharmacy Services (1.42%)
      Express Scripts Inc (b)                                          79,710                         6,140,061
                                                                                       -------------------------

      Pipelines (0.53%)
      Questar Corp                                                     25,710                         2,277,906
                                                                                       -------------------------

      Printing - Commercial (0.57%)
      VistaPrint Ltd (a)(b)                                           111,903                         2,475,294
                                                                                       -------------------------

      Real Estate Magagement & Services (1.15%)
      CB Richard Ellis Group Inc (a)(b)                               210,490                         4,952,830
                                                                                       -------------------------


      REITS - Hotels (0.83%)
      Host Hotels & Resorts Inc                                       168,039                         3,565,788
                                                                                       -------------------------

      Research & Development (0.86%)
      Pharmaceutical Product Development Inc                           96,900                         3,728,712
                                                                                       -------------------------

      Respiratory Products (0.87%)
      Resmed Inc (b)                                                   80,660                         3,743,431
                                                                                       -------------------------

      Retail - Apparel & Shoe (2.22%)
      AnnTaylor Stores Corp (b)                                        42,230                         1,733,964
      Nordstrom Inc                                                   150,400                         5,158,720
      Under Armour Inc. - Class A (a)(b)                               66,796                         2,681,859
                                                                                       -------------------------
                                                                                                      9,574,543
                                                                                       -------------------------
      Retail - Catalog Shopping (0.56%)
      Coldwater Creek Inc (a)(b)                                      120,830                         2,408,142
                                                                                       -------------------------

      Retail - Consumer Electronics (0.95%)
      Circuit City Stores Inc                                         167,350                         4,100,075
                                                                                       -------------------------

      Retail - Discount (0.79%)
      TJX Cos Inc                                                     140,250                         3,417,893
                                                                                       -------------------------

      Retail - Restaurants (0.43%)
      Burger King Holdings Inc (b)                                    121,500                         1,852,875
                                                                                       -------------------------

      Semiconductor Equipment (1.57%)
      ASML Holding NV (a)(b)                                          136,000                         2,706,400
      Varian Semiconductor Equipment Associates Inc                   128,305                         4,067,268
                                                                                       -------------------------
                                                                                                      6,773,668
                                                                                       -------------------------
      Steel - Specialty (0.63%)
      Allegheny Technologies Inc (a)                                   42,691                         2,727,528
                                                                                       -------------------------

      Telecommunication Equipment - Fiber Optics (1.
      Ciena Corp (a)(b)                                               781,250                         2,835,938
      Finisar Corp (a)(b)                                             684,270                         1,915,956
      JDS Uniphase Corp (b)                                         1,263,800                         2,691,894
                                                                                       -------------------------
                                                                                                      7,443,788
                                                                                       -------------------------
      Transport - Rail (0.62%)
      CSX Corp                                                         44,510                         2,700,867
                                                                                       -------------------------

      Transport - Services (1.32%)
      CH Robinson Worldwide Inc                                       124,380                         5,694,116
                                                                                       -------------------------

      Transport - Truck (0.55%)
      Landstar System Inc                                              55,180                         2,355,634
                                                                                       -------------------------

      Wire & Cable Products (0.83%)
      General Cable Corp (b)                                          100,950                         3,603,915
                                                                                       -------------------------

      Wireless Equipment (2.04%)
      American Tower Corp (b)                                          97,340                         3,290,092
      Crown Castle International Corp (a)(b)                          156,430                         5,511,029
                                                                                       -------------------------
                                                                                                      8,801,121
                                                                                       -------------------------
      TOTAL COMMON STOCKS                                                           $               431,121,739
                                                                                       -------------------------

                                                           Principal
                                                             Amount                              Value
                                                      ----------------------------- ------- --------------------
      MONEY MARKET FUNDS (23.15%)
      BNY Institutional Cash Reserve Fund (c)                          100,001,000              100,001,000
                                                                                            ----------------
      TOTAL MONEY MARKET FUNDS                                                           $      100,001,000
                                                                                            ----------------
      Total Investments                                                                  $      531,122,739
      Liabilities in Excess of Other Assets, Net - (22.95)%                                     (99,154,282)
                                                                                            ---------------
      TOTAL NET ASSETS - 100.00%                                                   $            431,968,457
                                                                                      ======================
                                                                                      ----------------------


      (a) Security or a portion of the security was on loan at the end of the perio
      (b)    Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $       46,743,867
      Unrealized Depreciation                                                                          (25,945,752)
                                                                                                    ----------------
      Net Unrealized Appreciation (Depreciation)                                                        20,798,115
      Cost for federal income tax purposes                                                             510,324,624


      Portfolio Summary (unaudited)
      ----------------------------- -------------------
      Sector                                   Percent
      ----------------------------- -------------------
      Financial                                 33.02%
      Consumer, Non-cyclical                    20.36%
      Industrial                                15.52%
      Consumer, Cyclical                        15.48%
      Communications                            14.24%
      Technology                                12.97%
      Energy                                     9.70%
      Basic Materials                            1.66%
      Liabilities in Excess of               (-22.95%)
      Other Assets, Net
                                            -----------
      TOTAL NET ASSETS                         100.00%
                                            ===========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners MidCap Growth Fund I


                                                       Shares
                                                       Held                            Value
                                                       -------------------- ------- ----------------------
      COMMON STOCKS (100.58%)
      Aerospace & Defense (0.48%)
      Rockwell Collins Inc                                          23,200       $              1,238,184
                                                                                    ----------------------

      Airlines (0.61%)
      Southwest Airlines Co (a)                                     86,500                      1,556,135
                                                                                    ----------------------

      Apparel Manufacturers (1.39%)
      Coach Inc (b)                                                 82,200                      2,359,962
      Polo Ralph Lauren Corp (a)                                    20,800                      1,186,432
                                                                                    ----------------------
                                                                                                3,546,394
                                                                                    ----------------------
      Applications Software (1.16%)
      Intuit Inc (a)(b)                                             95,800                      2,957,346
                                                                                    ----------------------

      Auto - Medium & Heavy Duty Trucks (0.82%)
      Paccar Inc                                                    25,900                      2,091,425
                                                                                    ----------------------

      Beverages - Wine & Spirits (0.66%)
      Brown-Forman Corp                                             22,900                      1,682,005
                                                                                    ----------------------

      Building - Heavy Construction (0.52%)
      Granite Construction Inc                                      30,500                      1,326,445
                                                                                    ----------------------

      Building Products - Cement & Aggregate (0.50%)
      Texas Industries Inc                                          26,000                      1,283,880
                                                                                    ----------------------

      Cable TV (0.67%)
      EchoStar Communications Corp (b)                              48,600                      1,703,430
                                                                                    ----------------------

      Casino Services (0.96%)
      International Game Technology                                 63,600                      2,458,776
                                                                                    ----------------------

      Cellular Telecommunications (1.03%)
      Leap Wireless International Inc (b)                           20,200                        902,940
      NII Holdings Inc (a)(b)                                       33,000                      1,741,740
                                                                                    ----------------------
                                                                                                2,644,680
                                                                                    ----------------------
      Chemicals - Diversified (0.45%)
      Celanese Corp (a)                                             60,000                      1,152,600
                                                                                    ----------------------

      Chemicals - Specialty (0.57%)
      Ashland Inc                                                   22,000                      1,463,220
                                                                                    ----------------------

      Commercial Banks (0.81%)
      Corus Bankshares Inc (a)                                      46,000                      1,062,140
      UnionBanCal Corp                                              16,500                      1,019,535
                                                                                    ----------------------
                                                                                                2,081,675
                                                                                    ----------------------
      Commercial Services - Finance (1.51%)
      Equifax Inc (a)                                               69,920                      2,257,018
      Moody's Corp                                                  29,330                      1,609,630
                                                                                    ----------------------
                                                                                                3,866,648
                                                                                    ----------------------

      Computer Aided Design (1.43%)
      Ansys Inc (b)                                                 25,700                      1,179,373
      Autodesk Inc (b)                                              72,900                      2,486,619
                                                                                    ----------------------
                                                                                                3,665,992
                                                                                    ----------------------
      Computer Services (1.69%)
      Cognizant Technology Solutions Corp (b)                       43,300                      2,835,717
      Factset Research Systems Inc                                  33,650                      1,477,235
                                                                                    ----------------------
                                                                                                4,312,952
                                                                                    ----------------------
      Computers - Integrated Systems (0.58%)
      NCR Corp (a)(b)                                               46,000                      1,478,440
                                                                                    ----------------------

      Computers - Memory Devices (1.75%)
      SanDisk Corp (b)                                              42,210                      1,969,519
      Western Digital Corp (a)(b)                                  142,300                      2,495,942
                                                                                    ----------------------
                                                                                                4,465,461
                                                                                    ----------------------
      Consulting Services (0.82%)
      Corporate Executive Board Co                                  22,300                      2,096,200
                                                                                    ----------------------

      Containers - Paper & Plastic (0.43%)
      Pactiv Corp (b)                                               44,700                      1,095,597
                                                                                    ----------------------

      Cosmetics & Toiletries (0.65%)
      Estee Lauder Cos Inc/The (a)                                  44,700                      1,668,204
                                                                                    ----------------------

      Data Processing & Management (0.89%)
      Dun & Bradstreet Corp (a)(b)                                  34,100                      2,275,152
                                                                                    ----------------------

      Disposable Medical Products (0.97%)
      CR Bard Inc                                                   34,900                      2,476,853
                                                                                    ----------------------

      Diversified Manufacturing Operations (1.86%)
      Parker Hannifin Corp                                          32,400                      2,340,576
      Textron Inc                                                   26,800                      2,409,588
                                                                                    ----------------------
                                                                                                4,750,164
                                                                                    ----------------------
      Drug Delivery Systems (0.95%)
      Hospira Inc (b)                                               55,600                      2,429,164
                                                                                    ----------------------

      E-Commerce - Products (0.55%)
      Amazon.Com Inc (a)(b)                                         52,600                      1,414,414
                                                                                    ----------------------

      E-Commerce - Services (0.66%)
      Emdeon Corp (b)                                              140,700                      1,692,621
                                                                                    ----------------------

      Electric - Integrated (0.62%)
      Pinnacle West Capital Corp                                    37,100                      1,595,671
                                                                                    ----------------------

      Electronic Components - Semiconductors (3.72%)
      Intersil Corp (a)                                             47,800                      1,123,778
      MEMC Electronic Materials Inc (b)                             41,900                      1,274,598
      Microchip Technology Inc                                      81,200                      2,619,512
      National Semiconductor Corp                                   86,000                      2,000,360
      Nvidia Corp (b)                                              112,500                      2,489,625
                                                                                    ----------------------
                                                                                                9,507,873
                                                                                    ----------------------
      Electronic Connectors (1.53%)
      Amphenol Corp                                                 41,800                      2,344,144

      Thomas & Betts Corp (b)                                       33,400                      1,580,822
                                                                                    ----------------------
                                                                                                3,924,966
                                                                                    ----------------------
      Electronic Measurement Instruments (0.58%)
      Agilent Technologies Inc (b)                                  52,400                      1,490,256
                                                                                    ----------------------

      Engineering - Research & Development Services (1.
      Fluor Corp (a)                                                20,300                      1,782,949
      Jacobs Engineering Group Inc (b)                              12,500                      1,037,375
                                                                                    ----------------------
                                                                                                2,820,324
                                                                                    ----------------------
      Engines - Internal Combustion (0.65%)
      Cummins Inc                                                   14,300                      1,673,100
                                                                                    ----------------------

      Enterprise Software & Services (0.43%)
      BEA Systems Inc (a)(b)                                        94,000                      1,103,560
                                                                                    ----------------------

      Finance - Auto Loans (0.54%)
      AmeriCredit Corp (a)(b)                                       56,200                      1,381,958
                                                                                    ----------------------

      Finance - Credit Card (0.55%)
      CompuCredit Corp (a)(b)                                       42,700                      1,395,009
                                                                                    ----------------------

      Finance - Other Services (1.83%)
      Cbot Holdings Inc (a)(b)                                      16,700                      2,092,510
      NYSE Group Inc (a)(b)                                         41,800                      2,599,542
                                                                                    ----------------------
                                                                                                4,692,052
                                                                                    ----------------------
      Food - Meat Products (0.56%)
      Hormel Foods Corp                                             37,700                      1,422,421
                                                                                    ----------------------

      Food - Miscellaneous/Diversified (1.86%)
      Campbell Soup Co (a)                                          63,100                      2,314,508
      HJ Heinz Co                                                   58,500                      2,455,245
                                                                                    ----------------------
                                                                                                4,769,753
                                                                                    ----------------------
      Garden Products (0.72%)
      Toro Co                                                       44,500                      1,842,745
                                                                                    ----------------------

      Home Decoration Products (0.82%)
      Newell Rubbermaid Inc (a)                                     79,600                      2,098,256
                                                                                    ----------------------

      Hotels & Motels (1.77%)
      Choice Hotels International Inc (a)                           39,800                      1,696,276
      Starwood Hotels & Resorts Worldwide Inc                       53,900                      2,834,062
                                                                                    ----------------------
                                                                                                4,530,338
                                                                                    ----------------------
      Human Resources (1.54%)
      Manpower Inc                                                  41,100                      2,444,628
      Monster Worldwide Inc (b)                                     37,300                      1,492,000
                                                                                    ----------------------
                                                                                                3,936,628
                                                                                    ----------------------
      Independent Power Producer (0.89%)
      Mirant Corp (b)                                               43,000                      1,142,510
      NRG Energy Inc (a)(b)                                         22,900                      1,127,825
                                                                                    ----------------------
                                                                                                2,270,335
                                                                                    ----------------------
      Industrial Automation & Robots (0.68%)
      Rockwell Automation Inc                                       27,900                      1,729,242
                                                                                    ----------------------


      Industrial Gases (0.70%)
      Airgas Inc                                                    49,500                      1,794,375
                                                                                    ----------------------

      Internet Security (0.90%)
      McAfee Inc (b)                                                55,200                      1,189,560
      VeriSign Inc (a)(b)                                           61,800                      1,108,074
                                                                                    ----------------------
                                                                                                2,297,634
                                                                                    ----------------------
      Internet Telephony (0.33%)
      j2 Global Communications Inc (b)                              30,000                        840,000
                                                                                    ----------------------

      Investment Management & Advisory Services (1.50%)
      Ameriprise Financial Inc                                      37,200                      1,659,120
      Blackrock, Inc. (a)                                           16,800                      2,169,888
                                                                                    ----------------------
                                                                                                3,829,008
                                                                                    ----------------------
      Machinery - Construction & Mining (0.38%)
      Joy Global Inc                                                25,800                        968,016
                                                                                    ----------------------

      Machinery - Pumps (0.85%)
      Graco Inc                                                     55,200                      2,168,808
                                                                                    ----------------------

      Medical - Biomedical/Gene (2.43%)
      Biogen Idec Inc (b)                                           46,600                      1,962,792
      Celgene Corp (a)(b)                                           56,600                      2,710,574
      Invitrogen Corp (a)(b)                                        25,098                      1,550,805
                                                                                    ----------------------
                                                                                                6,224,171
                                                                                    ----------------------
      Medical - Drugs (2.56%)
      Allergan Inc                                                  25,860                      2,789,001
      Forest Laboratories Inc (b)                                   41,700                      1,931,127
      King Pharmaceuticals Inc (a)(b)                              107,400                      1,827,948
                                                                                    ----------------------
                                                                                                6,548,076
                                                                                    ----------------------
      Medical - HMO (2.57%)
      Health Net Inc (b)                                            46,500                      1,951,605
      Humana Inc (b)                                                59,600                      3,333,428
      Sierra Health Services Inc (a)(b)                             30,000                      1,295,400
                                                                                    ----------------------
                                                                                                6,580,433
                                                                                    ----------------------
      Medical - Wholesale Drug Distribution (0.84%)
      AmerisourceBergen Corp (a)                                    50,100                      2,154,300
                                                                                    ----------------------

      Medical Instruments (0.83%)
      Beckman Coulter Inc                                           37,000                      2,118,250
                                                                                    ----------------------

      Medical Laboratory & Testing Service (2.48%)
      Laboratory Corp of America Holdings (b)                       51,100                      3,291,862
      Quest Diagnostics Inc                                         50,880                      3,058,905
                                                                                    ----------------------
                                                                                                6,350,767
                                                                                    ----------------------
      Medical Products (1.93%)
      Biomet Inc (a)                                                77,400                      2,549,556
      Henry Schein Inc (a)(b)                                       50,400                      2,389,464
                                                                                    ----------------------
                                                                                                4,939,020
                                                                                    ----------------------
      Metal - Copper (0.89%)
      Phelps Dodge Corp                                             26,100                      2,279,574
                                                                                    ----------------------

      Metal - Diversified (1.00%)
      Freeport-McMoRan Copper & Gold Inc (a)                        46,900                      2,558,864
                                                                                    ----------------------


      Metal Processors & Fabrication (0.47%)
      Timken Co                                                     37,500                      1,207,500
                                                                                    ----------------------

      Motorcycle/Motor Scooter (1.16%)
      Harley-Davidson Inc (a)                                       52,300                      2,981,100
                                                                                    ----------------------

      Multi-Line Insurance (0.57%)
      Assurant Inc                                                  30,400                      1,464,368
                                                                                    ----------------------

      Multimedia (0.84%)
      EW Scripps Co                                                 50,300                      2,149,319
                                                                                    ----------------------

      Non-Hazardous Waste Disposal (0.43%)
      Republic Services Inc                                         27,200                      1,092,352
                                                                                    ----------------------

      Oil - Field Services (1.58%)
      Helix Energy Solutions Group Inc (a)(b)                       30,900                      1,204,791
      Superior Energy Services (b)                                  42,500                      1,455,625
      Tetra Technologies Inc (a)(b)                                 48,600                      1,390,446
                                                                                    ----------------------
                                                                                                4,050,862
                                                                                    ----------------------
      Oil & Gas Drilling (1.45%)
      Patterson-UTI Energy Inc                                      61,400                      1,738,848
      Pride International Inc (b)                                   66,400                      1,983,368
                                                                                    ----------------------
                                                                                                3,722,216
                                                                                    ----------------------
      Oil Company - Exploration & Production (1.94%)
      Cimarex Energy Co (a)                                         40,100                      1,637,283
      Unit Corp (b)                                                 21,400                      1,254,896
      XTO Energy Inc                                                44,000                      2,067,560
                                                                                    ----------------------
                                                                                                4,959,739
                                                                                    ----------------------
      Oil Company - Integrated (0.63%)
      Hess Corp (a)                                                 30,300                      1,602,870
                                                                                    ----------------------

      Oil Field Machinery & Equipment (1.29%)
      Cameron International Corp (b)                                36,200                      1,824,842
      FMC Technologies Inc (b)                                      23,600                      1,487,272
                                                                                    ----------------------
                                                                                                3,312,114
                                                                                    ----------------------
      Oil Refining & Marketing (1.95%)
      Holly Corp                                                    22,300                      1,128,380
      Sunoco Inc                                                    25,800                      1,794,132
      Tesoro Corp                                                   27,600                      2,064,480
                                                                                    ----------------------
                                                                                                4,986,992
                                                                                    ----------------------
      Publishing - Books (0.40%)
      John Wiley & Sons Inc                                         30,700                      1,015,556
                                                                                    ----------------------

      Quarrying (0.48%)
      Vulcan Materials Co                                           18,300                      1,225,551
                                                                                    ----------------------

      Real Estate Magagement & Services (0.56%)
      CB Richard Ellis Group Inc (b)                                60,800                      1,430,624
                                                                                    ----------------------

      Regional Banks (0.70%)
      Comerica Inc                                                  30,700                      1,797,485
                                                                                    ----------------------

      REITS - Apartments (0.64%)
      Archstone-Smith Trust                                         31,400                      1,647,558
                                                                                    ----------------------

      REITS - Hotels (0.79%)
      Host Hotels & Resorts Inc                                     95,800                      2,032,876
                                                                                    ----------------------

      REITS - Regional Malls (0.42%)
      Macerich Co/The (a)                                           14,700                      1,069,425
                                                                                    ----------------------

      Retail - Apparel & Shoe (1.87%)
      American Eagle Outfitters                                     57,500                      1,889,450
      Nordstrom Inc                                                 84,700                      2,905,210
                                                                                    ----------------------
                                                                                                4,794,660
                                                                                    ----------------------
      Retail - Automobile (0.61%)
      Autonation Inc (a)(b)                                         79,300                      1,562,210
                                                                                    ----------------------

      Retail - Catalog Shopping (0.73%)
      MSC Industrial Direct Co (a)                                  45,000                      1,855,350
                                                                                    ----------------------

      Retail - Computer Equipment (0.51%)
      GameStop Corp (a)(b)                                          31,400                      1,306,554
                                                                                    ----------------------

      Retail - Discount (1.43%)
      TJX Cos Inc                                                  150,400                      3,665,248
                                                                                    ----------------------

      Retail - Major Department Store (0.75%)
      JC Penney Co Inc                                              30,600                      1,926,576
                                                                                    ----------------------

      Retail - Office Supplies (1.11%)
      Office Depot Inc (b)                                          78,700                      2,837,135
                                                                                    ----------------------

      Retail - Restaurants (1.76%)
      Darden Restaurants Inc                                        43,400                      1,466,920
      Domino's Pizza Inc (a)                                        69,200                      1,573,608
      Yum! Brands Inc (a)                                           32,700                      1,471,500
                                                                                    ----------------------
                                                                                                4,512,028
                                                                                    ----------------------
      Retail - Sporting Goods (0.49%)
      Dick's Sporting Goods Inc (a)(b)                              34,100                      1,241,581
                                                                                    ----------------------

      Semiconductor Component - Integrated Circuits (1.
      Analog Devices Inc                                            57,600                      1,862,208
      Maxim Integrated Products Inc (a)                             67,400                      1,980,212
                                                                                    ----------------------
                                                                                                3,842,420
                                                                                    ----------------------
      Semiconductor Equipment (1.03%)
      Lam Research Corp (a)(b)                                      63,600                      2,645,124
                                                                                    ----------------------

      Steel - Producers (0.74%)
      Nucor Corp (a)                                                35,700                      1,898,169
                                                                                    ----------------------

      Telecommunication Equipment (1.11%)
      Adtran Inc                                                    77,800                      1,701,486
      Harris Corp                                                   25,200                      1,147,860
                                                                                    ----------------------
                                                                                                2,849,346
                                                                                    ----------------------
      Tools - Hand Held (0.83%)
      Black & Decker Corp                                           30,260                      2,133,633
                                                                                    ----------------------

      Transport - Rail (0.75%)
      CSX Corp                                                      31,600                      1,917,488
                                                                                    ----------------------

      Transport - Services (1.96%)
      CH Robinson Worldwide Inc                                     51,600                      2,362,248
      Expeditors International Washington Inc (a)                   28,100                      1,277,707
      Ryder System Inc                                              27,400                      1,380,960
                                                                                    ----------------------
                                                                                                5,020,915
                                                                                    ----------------------
      Wireless Equipment (1.15%)
      American Tower Corp (b)                                       87,200                      2,947,360
                                                                                    ----------------------
      TOTAL COMMON STOCKS                                                        $            257,414,144
                                                                      -----------------------------------------


                                                               Principal
                                                                 Amount                         Value
                                                               ------------------------ ------- ------------------------
      MONEY MARKET FUNDS (14.45%)
      BNY Institutional Cash Reserve Fund (c)                               36,975,000                       36,975,000
                                                                                                ------------------------
      TOTAL MONEY MARKET FUNDS                                                               $               36,975,000
                                                                                                ------------------------
      Total Investments                                                                      $              294,389,144
      Liabilities in Excess of Other Assets, Net - (15.03)%                                                (38,476,144)
                                                                                                ------------------------
      TOTAL NET ASSETS - 100.00%                                                             $              255,913,000
                                                                                                ========================
                                                                                                ------------------------

                                                                                                ========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $       23,184,028
      Unrealized Depreciation                                                                          (12,862,543)
                                                                                                     ----------------
      Net Unrealized Appreciation (Depreciation)                                                        10,321,485
      Cost for federal income tax purposes                                                             284,067,659


      Portfolio Summary (unaudited)
      ----------------------------- ----------------------
      Sector                                      Percent
      ----------------------------- ----------------------
      Financial                                    23.37%
      Consumer, Non-cyclical                       23.16%
      Consumer, Cyclical                           17.51%
      Technology                                   14.17%
      Industrial                                   14.00%
      Energy                                        8.84%
      Communications                                7.64%
      Basic Materials                               4.83%
      Utilities                                     1.51%
      Liabilities in Excess of                  (-15.03%)
      Other Assets, Net
                                      --------------------
      TOTAL NET ASSETS                            100.00%
                                      ====================



      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners MidCap Growth Fund II



                                                            Shares
                                                             Held                                   Value
                                                             --------------------- ------- -------------------
      COMMON STOCKS (97.52%)
      Aerospace & Defense Equipment (0.27%)
      Alliant Techsystems Inc (a)(b)                                       18,400       $           1,474,576
                                                                                           -------------------

      Airlines (2.86%)
      AMR Corp (a)(b)                                                     574,300                  12,634,600
      Mesa Air Group Inc (a)(b)                                            87,213                     737,822
      Skywest Inc (a)                                                      31,064                     753,302
      Southwest Airlines Co (a)                                            78,100                   1,405,019
                                                                                           -------------------
                                                                                                   15,530,743
                                                                                           -------------------
      Batteries & Battery Systems (1.06%)
      Energy Conversion Devices Inc (a)(b)                                171,000                   5,754,150
                                                                                           -------------------

      Beverages - Non-Alcoholic (2.17%)
      Hansen Natural Corp (a)(b)                                          224,968                  10,346,278
      Pepsi Bottling Group Inc                                             43,800                   1,456,350
                                                                                           -------------------
                                                                                                   11,802,628
                                                                                           -------------------
      Building - Mobile Home & Manufactured Housing (0.19%)
      Thor Industries Inc (a)                                              24,300                   1,041,012
                                                                                           -------------------

      Building - Residential & Commercial (4.33%)
      DR Horton Inc (a)                                                   385,400                   8,259,122
      KB Home                                                             120,860                   5,138,967
      Lennar Corp                                                          52,700                   2,357,271
      Ryland Group Inc (a)                                                190,500                   7,781,925
                                                                                           -------------------
                                                                                                   23,537,285
                                                                                           -------------------
      Building Products - Air & Heating (0.14%)
      Lennox International Inc (a)                                         32,900                     750,449
                                                                                           -------------------

      Cable TV (0.49%)
      EchoStar Communications Corp (b)                                     76,143                   2,668,812
                                                                                           -------------------

      Casino Hotels (0.30%)
      Monarch Casino & Resort Inc (a)(b)                                   87,503                   1,648,557
                                                                                           -------------------

      Casino Services (0.18%)
      International Game Technology                                        26,000                   1,005,160
                                                                                           -------------------

      Cellular Telecommunications (0.25%)
      NII Holdings Inc (a)(b)                                              25,609                   1,351,643
                                                                                           -------------------

      Coal (0.24%)
      Consol Energy Inc                                                    31,900                   1,313,004
                                                                                           -------------------

      Commercial Banks (0.11%)
      Synovus Financial Corp                                               21,900                     618,894
                                                                                           -------------------

      Commercial Services - Finance (1.43%)
      Equifax Inc (a)                                                      39,100                   1,262,148
      Interactive Data Corp (a)(b)                                         47,000                     884,070
      Moody's Corp                                                         40,700                   2,233,616

      Paychex Inc                                                          99,900                   3,414,582
                                                                                           -------------------
                                                                                                    7,794,416
                                                                                           -------------------
      Computer Aided Design (0.25%)
      Autodesk Inc (b)                                                     40,000                   1,364,400
                                                                                           -------------------

      Computer Services (0.32%)
      Ceridian Corp (b)                                                    35,200                     845,152
      Cognizant Technology Solutions Corp (b)                               9,200                     602,508
      Factset Research Systems Inc                                          6,100                     267,790
                                                                                           -------------------
                                                                                                    1,715,450
                                                                                           -------------------
      Computers (2.52%)
      Apple Computer Inc (b)                                              179,700                  12,212,412
      Palm Inc (a)(b)                                                      99,600                   1,485,036
                                                                                           -------------------
                                                                                                   13,697,448
                                                                                           -------------------
      Computers - Memory Devices (7.29%)
      Komag Inc (a)(b)                                                    310,000                  11,876,100
      Seagate Technology (a)                                              590,000                  13,688,000
      Western Digital Corp (a)(b)                                         802,300                  14,072,342
                                                                                           -------------------
                                                                                                   39,636,442
                                                                                           -------------------
      Cosmetics & Toiletries (0.10%)
      Avon Products Inc                                                    19,700                     571,103
                                                                                           -------------------

      Data Processing & Management (0.67%)
      Dun & Bradstreet Corp (b)                                            20,900                   1,394,448
      Fair Isaac Corp (a)                                                  48,900                   1,651,842
      Fidelity National Information Services                               16,400                     586,136
                                                                                           -------------------
                                                                                                    3,632,426
                                                                                           -------------------
      Dental Supplies & Equipment (0.05%)
      Dentsply International Inc                                            9,200                     287,960
                                                                                           -------------------

      Distribution & Wholesale (1.43%)
      Building Material Holding Corp (a)                                  362,600                   7,770,518
                                                                                           -------------------

      Electric - Generation (0.75%)
      AES Corp/The (b)                                                    206,000                   4,091,160
                                                                                           -------------------

      Electric - Integrated (0.30%)
      Allegheny Energy Inc (a)(b)                                          39,500                   1,621,475
                                                                                           -------------------

      Electronic Components - Semiconductors (2.54%)
      Broadcom Corp (b)                                                    11,200                     268,688
      MEMC Electronic Materials Inc (a)(b)                                404,600                  12,307,932
      Microchip Technology Inc                                             16,400                     529,064
      QLogic Corp (b)                                                      31,400                     549,186
      Sirf Technology Holdings Inc (a)(b)                                   7,300                     139,430
                                                                                           -------------------
                                                                                                   13,794,300
                                                                                           -------------------
      Electronic Design Automation (0.88%)
      Ansoft Corp (a)(b)                                                  229,200                   4,762,776
                                                                                           -------------------

      Engineering - Research & Development Services (0.58%)
      Jacobs Engineering Group Inc (a)(b)                                  37,800                   3,137,022
                                                                                           -------------------

      Engines - Internal Combustion (0.18%)
      Cummins Inc                                                           8,500                     994,500
                                                                                           -------------------


      Finance - Credit Card (0.05%)
      CompuCredit Corp (a)(b)                                               8,300                     271,161
                                                                                           -------------------

      Finance - Investment Banker & Broker (0.63%)
      Greenhill & Co Inc (a)                                                9,500                     550,620
      TD Ameritrade Holding Corp (a)                                      175,300                   2,871,414
                                                                                           -------------------
                                                                                                    3,422,034
                                                                                           -------------------
      Finance - Other Services (1.59%)
      Chicago Mercantile Exchange Holdings Inc                             18,800                   8,670,560
                                                                                           -------------------

      Financial Guarantee Insurance (3.06%)
      AMBAC Financial Group Inc                                            33,100                   2,750,941
      Radian Group Inc                                                    225,300                  13,862,709
                                                                                           -------------------
                                                                                                   16,613,650
                                                                                           -------------------
      Food - Miscellaneous/Diversified (1.16%)
      Campbell Soup Co                                                     98,000                   3,594,640
      HJ Heinz Co                                                          41,800                   1,754,346
      Seaboard Corp                                                           820                     934,800
                                                                                           -------------------
                                                                                                    6,283,786
                                                                                           -------------------
      Gambling (Non-Hotel) (2.04%)
      Isle of Capri Casinos Inc (a)(b)                                    104,534                   2,470,138
      Pinnacle Entertainment Inc (a)(b)                                   314,000                   8,613,020
                                                                                           -------------------
                                                                                                   11,083,158
                                                                                           -------------------
      Human Resources (0.25%)
      Robert Half International Inc                                        42,600                   1,378,536
                                                                                           -------------------

      Industrial Automation & Robots (1.08%)
      Rockwell Automation Inc                                              94,600                   5,863,308
                                                                                           -------------------

      Investment Management & Advisory Services (0.06%)
      T Rowe Price Group Inc                                                7,800                     322,218
                                                                                           -------------------

      Lasers - Systems & Components (2.70%)
      Cymer Inc (a)(b)                                                    375,800                  14,701,296
                                                                                           -------------------

      Life & Health Insurance (1.45%)
      Cigna Corp                                                           86,200                   7,865,750
                                                                                           -------------------

      Machinery - Construction & Mining (2.84%)
      JLG Industries Inc                                                  203,500                   3,683,350
      Joy Global Inc                                                      313,900                  11,777,528
                                                                                           -------------------
                                                                                                   15,460,878
                                                                                           -------------------
      Machinery - General Industry (2.74%)
      Intevac Inc (a)(b)                                                   62,500                   1,316,875
      Manitowoc Co Inc/The                                                345,230                  13,553,730
                                                                                           -------------------
                                                                                                   14,870,605
                                                                                           -------------------
      Medical - Biomedical/Gene (1.36%)
      Celgene Corp (a)(b)                                                 141,800                   6,790,802
      Medimmune Inc (b)                                                    24,400                     619,272
                                                                                           -------------------
                                                                                                    7,410,074
                                                                                           -------------------
      Medical - Drugs (1.37%)
      Adams Respiratory Therapeutics Inc (a)(b)                            36,200                   1,618,864
      Endo Pharmaceuticals Holdings Inc (a)(b)                            106,900                   3,321,383
      Forest Laboratories Inc (b)                                          54,100                   2,505,371
                                                                                           -------------------
                                                                                                    7,445,618
                                                                                           -------------------

      Medical - Generic Drugs (0.49%)
      Barr Pharmaceuticals Inc (b)                                         53,200                   2,647,232
      Impax Laboratories Inc (a)(b)                                         3,000                      14,550
                                                                                           -------------------
                                                                                                    2,661,782
                                                                                           -------------------
      Medical - HMO (1.96%)
      Aetna Inc                                                               120                       3,779
      Health Net Inc (b)                                                  124,100                   5,208,477
      Humana Inc (b)                                                       97,100                   5,430,803
                                                                                           -------------------
                                                                                                   10,643,059
                                                                                           -------------------
      Medical - Hospitals (0.99%)
      Health Management Associates Inc (a)                                263,100                   5,356,716
                                                                                           -------------------

      Medical - Nursing Homes (0.34%)
      Manor Care Inc (a)                                                   36,400                   1,821,820
                                                                                           -------------------

      Medical - Outpatient & Home Medical Care (0.38%)
      Lincare Holdings Inc (a)(b)                                          59,700                   2,078,157
                                                                                           -------------------

      Medical Products (1.11%)
      American Medical Systems Holdings Inc (a)(b)                         33,400                     609,550
      Varian Medical Systems Inc (a)(b)                                   120,100                   5,442,932
                                                                                           -------------------
                                                                                                    6,052,482
                                                                                           -------------------
      Motorcycle/Motor Scooter (0.31%)
      Harley-Davidson Inc (a)                                              29,600                   1,687,200
                                                                                           -------------------

      Non-Ferrous Metals (2.16%)
      RTI International Metals Inc (a)(b)                                  41,400                   1,907,712
      Titanium Metals Corp (b)                                            341,300                   9,843,092
                                                                                           -------------------
                                                                                                   11,750,804
                                                                                           -------------------
      Oil & Gas Drilling (0.82%)
      Patterson-UTI Energy Inc (a)                                         61,200                   1,733,184
      Todco                                                                72,000                   2,743,920
                                                                                           -------------------
                                                                                                    4,477,104
                                                                                           -------------------
      Oil Company - Exploration & Production (1.86%)
      EOG Resources Inc (a)                                               122,700                   9,098,205
      Murphy Oil Corp (a)                                                  19,400                     998,324
                                                                                           -------------------
                                                                                                   10,096,529
                                                                                           -------------------
      Oil Field Machinery & Equipment (0.27%)
      FMC Technologies Inc (b)                                             23,500                   1,480,970
                                                                                           -------------------

      Oil Refining & Marketing (5.45%)
      Frontier Oil Corp                                                    42,400                   1,494,600
      Giant Industries Inc (a)(b)                                          35,200                   2,513,632
      Holly Corp                                                          183,200                   9,269,920
      Sunoco Inc                                                          108,500                   7,545,090
      Tesoro Corp                                                         118,100                   8,833,880
                                                                                           -------------------
                                                                                                   29,657,122
                                                                                           -------------------
      Pharmacy Services (0.65%)
      Express Scripts Inc (b)                                              46,100                   3,551,083
                                                                                           -------------------

      Pipelines (0.66%)
      Equitable Resources Inc                                              52,100                   1,876,121
      Questar Corp (a)                                                     19,300                   1,709,980
                                                                                           -------------------
                                                                                                    3,586,101
                                                                                           -------------------
      Property & Casualty Insurance (1.61%)
      Fidelity National Financial Inc                                     201,900                   7,742,865
      Philadelphia Consolidated Holding Co (a)(b)                          30,300                   1,026,261
                                                                                           -------------------
                                                                                                    8,769,126
                                                                                           -------------------
      Racetracks (1.21%)
      Penn National Gaming Inc (a)(b)                                     198,146                   6,552,688
                                                                                           -------------------

      Real Estate Magagement & Services (0.47%)
      Jones Lang LaSalle Inc (a)                                           31,300                   2,557,210
                                                                                           -------------------

      Real Estate Operator & Developer (0.02%)
      Consolidated-Tomoka Land Co                                           1,400                      84,560
                                                                                           -------------------

      REITS - Diversified (0.08%)
      Vornado Realty Trust                                                  4,000                     418,200
                                                                                           -------------------

      REITS - Hotels (0.35%)
      Host Hotels & Resorts Inc                                            88,600                   1,880,092
                                                                                           -------------------

      REITS - Storage (0.11%)
      Public Storage Inc (a)                                                7,700                     618,233
                                                                                           -------------------

      Research & Development (1.77%)
      Pharmaceutical Product Development Inc                              249,400                   9,596,912
                                                                                           -------------------

      Respiratory Products (0.12%)
      Resmed Inc (a)(b)                                                    13,900                     645,099
                                                                                           -------------------

      Retail - Apparel & Shoe (4.45%)
      AnnTaylor Stores Corp (b)                                           227,700                   9,349,362
      Men's Wearhouse Inc (a)                                             111,900                   3,481,209
      Nordstrom Inc                                                       249,400                   8,554,420
      Ross Stores Inc (a)                                                  20,000                     497,800
      Urban Outfitters Inc (a)(b)                                         158,800                   2,316,892
                                                                                           -------------------
                                                                                                   24,199,683
                                                                                           -------------------
      Retail - Bedding (0.54%)
      Bed Bath & Beyond Inc (a)(b)                                         87,400                   2,926,152
                                                                                           -------------------

      Retail - Catalog Shopping (0.39%)
      MSC Industrial Direct Co                                             51,200                   2,110,976
                                                                                           -------------------

      Retail - Consumer Electronics (1.54%)
      Circuit City Stores Inc (a)                                         341,400                   8,364,300
                                                                                           -------------------

      Retail - Discount (0.70%)
      BJ's Wholesale Club Inc (a)(b)                                       60,200                   1,714,496
      Dollar General Corp                                                 112,400                   1,508,408
      TJX Cos Inc                                                          24,400                     594,628
                                                                                           -------------------
                                                                                                    3,817,532
                                                                                           -------------------
      Retail - Major Department Store (1.26%)
      JC Penney Co Inc                                                    109,100                   6,868,936
                                                                                           -------------------

      Retail - Restaurants (0.57%)
      Cheesecake Factory/The (a)(b)                                        37,800                     863,730
      Darden Restaurants Inc                                               29,900                   1,010,620
      Yum! Brands Inc                                                      27,800                   1,251,000
                                                                                           -------------------
                                                                                                    3,125,350
                                                                                           -------------------

      Schools (0.33%)
      Career Education Corp (b)                                            62,200                   1,770,212
                                                                                           -------------------

      Semiconductor Component - Integrated Circuits (0.48%)
      Emulex Corp (b)                                                      11,300                     168,257
      Marvell Technology Group Ltd (b)                                    132,400                   2,456,020
                                                                                           -------------------
                                                                                                    2,624,277
                                                                                           -------------------
      Semiconductor Equipment (0.52%)
      Lam Research Corp (b)                                                67,539                   2,808,947
                                                                                           -------------------

      Steel - Specialty (2.79%)
      Allegheny Technologies Inc                                          237,800                  15,193,042
                                                                                           -------------------

      Telephone - Integrated (0.29%)
      Broadwing Corp (a)(b)                                               106,200                     975,978
      Citizens Communications Co (a)                                       44,900                     576,067
                                                                                           -------------------
                                                                                                    1,552,045
                                                                                           -------------------
      Therapeutics (2.73%)
      Gilead Sciences Inc (b)                                              90,900                   5,588,532
      ImClone Systems Inc (a)(b)                                           92,400                   3,003,000
      United Therapeutics Corp (a)(b)                                     105,200                   6,239,412
                                                                                           -------------------
                                                                                                   14,830,944
                                                                                           -------------------
      Tobacco (0.57%)
      UST Inc (a)                                                          60,900                   3,078,495
                                                                                           -------------------

      Transport - Services (1.55%)
      CH Robinson Worldwide Inc (a)                                       132,073                   6,046,302
      Expeditors International Washington Inc (a)                          52,800                   2,400,816
                                                                                           -------------------
                                                                                                    8,447,118
                                                                                           -------------------
      Wireless Equipment (1.14%)
      American Tower Corp (b)                                              60,720                   2,052,336
      SBA Communications Corp (b)                                         173,700                   4,147,956
                                                                                           -------------------
                                                                                                    6,200,292
                                                                                           -------------------
      X-Ray Equipment (0.22%)
      Hologic Inc (a)(b)                                                   27,100                   1,217,061
                                                                                           -------------------
      TOTAL COMMON STOCKS                                                               $         530,189,352
                                                                                           -------------------
                                                             Principal
                                                               Amount                         Value
                                                             ------------------------ ------- ------------------------
      MONEY MARKET FUNDS (22.55%)
      BNY Institutional Cash Reserve Fund (c)                  122,608,000                      122,608,000
                                                                                    ------------------------
      TOTAL MONEY MARKET FUNDS                                                   $              122,608,000
                                                                                    ------------------------
      Total Investments                                                          $              652,797,352
      Liabilities in Excess of Other Assets, Net - (20.07)%                                   (109,116,672)
                                                                                    ------------------------
      TOTAL NET ASSETS - 100.00%                                                 $              543,680,680
                                                                                    ========================




      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $       33,176,091
      Unrealized Depreciation                                                                  (58,232,594)
                                                                                              ----------------
      Net Unrealized Appreciation (Depreciation)                                               (25,056,503)
      Cost for federal income tax purposes                                                     677,853,855


      Portfolio Summary (unaudited)
      ----------------------------- -------------- ----------------------
      Sector                         Percent
      ---------------------------------------
      Financial                       32.14%
      Consumer, Cyclical              22.30%
      Consumer, Non-cyclical          19.55%
      Technology                      15.46%
      Industrial                      13.14%
      Energy                           9.31%
      Basic Materials                  4.96%
      Communications                   2.16%
      Utilities                        1.05%
      Liabilities in Excess of     (-20.07%)
      Other Assets, Net
                                   ----------
      TOTAL NET ASSETS               100.00%
                                   ==========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners MidCap Value Fund



                                                       Shares
                                                       held                               Value
                                                       -------------------- ------- -----------------------------
      COMMON STOCKS (97.14%)
      Aerospace & Defense (0.51%)
      Empresa Brasileira de Aeronautica SA ADR (a)                  94,678       $                     3,269,231
                                                                                    -----------------------------

      Aerospace & Defense Equipment (0.13%)
      DRS Technologies Inc (a)                                      18,600                               860,994
                                                                                    -----------------------------

      Airlines (0.21%)
      Alaska Air Group Inc (a)(b)                                   37,100                             1,377,523
                                                                                    -----------------------------

      Apparel Manufacturers (0.08%)
      Jones Apparel Group Inc                                       17,400                               515,040
                                                                                    -----------------------------

      Appliances (0.89%)
      Whirlpool Corp (a)                                            74,305                             5,735,603
                                                                                    -----------------------------

      Auction House & Art Dealer (0.17%)
      Adesa Inc                                                     53,300                             1,087,853
                                                                                    -----------------------------

      Auto - Car & Light Trucks (0.62%)
      Ford Motor Co                                                593,900                             3,961,313
                                                                                    -----------------------------

      Auto/Truck Parts & Equipment - Original (1.59%)
      Autoliv Inc                                                   57,400                             3,224,158
      Johnson Controls Inc (a)                                      63,896                             4,904,657
      TRW Automotive Holdings Corp (a)(b)                           79,900                             2,069,410
                                                                                    -----------------------------
                                                                                                      10,198,225
                                                                                    -----------------------------
      Beverages - Non-Alcoholic (0.79%)
      Coca-Cola Enterprises Inc                                    177,400                             3,807,004
      PepsiAmericas Inc                                             55,300                             1,249,780
                                                                                    -----------------------------
                                                                                                       5,056,784
                                                                                    -----------------------------
      Beverages - Wine & Spirits (0.70%)
      Constellation Brands Inc (a)(b)                              184,431                             4,511,182
                                                                                    -----------------------------

      Building - Heavy Construction (0.55%)
      Chicago Bridge & Iron Co NV (a)                              144,396                             3,503,047
                                                                                    -----------------------------

      Building - Residential & Commercial (4.56%)
      Beazer Homes USA Inc (a)                                      46,690                             1,946,506
      Centex Corp                                                   93,288                             4,413,456
      Hovnanian Enterprises Inc (a)(b)                             147,554                             4,041,504
      KB Home                                                      126,239                             5,367,682
      Lennar Corp                                                  112,800                             5,045,544
      Meritage Homes Corp (a)(b)                                    36,000                             1,395,720
      NVR Inc (a)(b)                                                 6,351                             3,143,745
      Pulte Homes Inc (a)                                          136,464                             3,889,224
                                                                                    -----------------------------
                                                                                                      29,243,381
                                                                                    -----------------------------
      Building & Construction Products - Miscellaneous
      (0.24%)
      USG Corp (a)(b)                                               33,700                             1,562,332
                                                                                    -----------------------------


      Building Products - Wood (0.35%)
      Masco Corp (a)                                                84,400                             2,256,012
                                                                                    -----------------------------

      Chemicals - Diversified (2.13%)
      FMC Corp                                                      30,300                             1,869,207
      Lyondell Chemical Co (a)                                     144,200                             3,211,334
      PPG Industries Inc                                            67,900                             4,178,566
      Rockwood Holdings Inc (b)                                     24,500                               566,930
      Rohm & Haas Co                                                82,900                             3,823,348
                                                                                    -----------------------------
                                                                                                      13,649,385
                                                                                    -----------------------------
      Chemicals - Specialty (0.98%)
      Albemarle Corp (a)                                             1,700                                85,714
      Ashland Inc                                                   45,900                             3,052,809
      Lubrizol Corp                                                 73,300                             3,135,041
                                                                                    -----------------------------
                                                                                                       6,273,564
                                                                                    -----------------------------
      Coal (1.56%)
      Arch Coal Inc (a)                                            101,503                             3,851,024
      Foundation Coal Holdings Inc                                  86,153                             3,285,875
      Peabody Energy Corp                                           57,278                             2,858,172
                                                                                    -----------------------------
                                                                                                       9,995,071
                                                                                    -----------------------------
      Commercial Banks (4.30%)
      AmSouth Bancorp                                               75,400                             2,160,964
      Colonial BancGroup Inc/The                                   120,100                             3,050,540
      Compass Bancshares Inc (a)                                    50,300                             2,964,682
      Fulton Financial Corp (a)                                     39,658                               656,340
      M&T Bank Corp                                                 37,100                             4,523,232
      Marshall & Ilsley Corp                                        57,200                             2,686,684
      Popular Inc (a)                                               62,300                             1,120,777
      Sky Financial Group Inc                                       46,730                             1,146,287
      South Financial Group Inc/The (a)                             57,100                             1,542,842
      TD Banknorth Inc                                              64,700                             1,876,300
      UnionBanCal Corp                                              12,600                               778,554
      Whitney Holding Corp                                          23,079                               832,921
      Zions Bancorporation                                          52,200                             4,287,708
                                                                                    -----------------------------
                                                                                                      27,627,831
                                                                                    -----------------------------
      Computer Services (1.60%)
      Computer Sciences Corp (b)                                    77,700                             4,070,703
      Electronic Data Systems Corp                                 172,500                             4,122,750
      Unisys Corp (b)                                              407,600                             2,086,912
                                                                                    -----------------------------
                                                                                                      10,280,365
                                                                                    -----------------------------
      Computers (0.05%)
      Palm Inc (a)(b)                                               22,400                               333,984
                                                                                    -----------------------------

      Computers - Integrated Systems (0.17%)
      Brocade Communications Systems Inc (b)                       170,800                             1,069,208
                                                                                    -----------------------------

      Computers - Peripheral Equipment (0.93%)
      Lexmark International Inc (b)                                110,631                             5,979,606
                                                                                    -----------------------------

      Consumer Products - Miscellaneous (0.98%)
      Clorox Co                                                     44,000                             2,637,360
      Fortune Brands Inc                                            24,400                             1,769,488
      Jarden Corp (a)(b)                                            64,895                             1,881,306
                                                                                    -----------------------------
                                                                                                       6,288,154
                                                                                    -----------------------------
      Distribution & Wholesale (0.69%)
      Genuine Parts Co (a)                                          90,000                             3,747,600

      Ingram Micro Inc (b)                                          37,700                               664,651
                                                                                    -----------------------------
                                                                                                       4,412,251
                                                                                    -----------------------------
      Diversified Manufacturing Operations (3.75%)
      Eaton Corp                                                   150,245                             9,630,705
      Ingersoll-Rand Co Ltd                                        102,804                             3,680,383
      ITT Corp                                                      65,300                             3,300,915
      Parker Hannifin Corp                                          50,200                             3,626,448
      Teleflex Inc                                                  25,400                             1,450,086
      Trinity Industries Inc (a)                                    72,000                             2,406,240
                                                                                    -----------------------------
                                                                                                      24,094,777
                                                                                    -----------------------------
      Electric - Integrated (7.78%)
      American Electric Power Co Inc                               156,600                             5,656,392
      Constellation Energy Group Inc                                76,700                             4,441,697
      DPL Inc (a)                                                  211,496                             5,871,129
      Edison International                                         293,212                            12,133,113
      Entergy Corp                                                  66,300                             5,111,730
      Pepco Holdings Inc                                           111,900                             2,741,550
      SCANA Corp                                                    67,000                             2,679,330
      TECO Energy Inc                                              167,600                             2,671,544
      TXU Corp (a)                                                 134,684                             8,650,753
                                                                                    -----------------------------
                                                                                                      49,957,238
                                                                                    -----------------------------
      Electronic Components - Miscellaneous (0.25%)
      Benchmark Electronics Inc (a)(b)                              15,900                               386,847
      Solectron Corp (a)(b)                                        396,700                             1,198,034
                                                                                    -----------------------------
                                                                                                       1,584,881
                                                                                    -----------------------------
      Electronic Components - Semiconductors (0.67%)
      Conexant Systems Inc (a)(b)                                  207,500                               371,425
      International Rectifier Corp (a)(b)                           35,359                             1,260,548
      Intersil Corp                                                 71,400                             1,678,614
      LSI Logic Corp (b)                                           118,900                               974,980
                                                                                    -----------------------------
                                                                                                       4,285,567
                                                                                    -----------------------------
      Electronic Design Automation (0.84%)
      Cadence Design Systems Inc (b)                               146,000                             2,363,740
      Synopsys Inc (a)(b)                                          170,300                             3,048,370
                                                                                    -----------------------------
                                                                                                       5,412,110
                                                                                    -----------------------------
      Electronic Parts Distribution (0.26%)
      Avnet Inc (b)                                                 92,100                             1,676,220
                                                                                    -----------------------------

      Electronics - Military (0.39%)
      L-3 Communications Holdings Inc                               34,300                             2,526,195
                                                                                    -----------------------------

      Engineering - Research & Development Services (0.
      EMCOR Group Inc (b)                                           28,100                             1,447,712
                                                                                    -----------------------------

      Engines - Internal Combustion (0.31%)
      Cummins Inc                                                   17,000                             1,989,000
                                                                                    -----------------------------

      Fiduciary Banks (0.62%)
      Northern Trust Corp                                           60,300                             3,443,130
      Wilmington Trust Corp                                         11,900                               518,245
                                                                                    -----------------------------
                                                                                                       3,961,375
                                                                                    -----------------------------
      Finance - Commercial (0.68%)
      CIT Group Inc                                                 95,100                             4,366,041
                                                                                    -----------------------------

      Finance - Investment Banker & Broker (2.07%)
      Bear Stearns Cos Inc/The                                      48,744                             6,915,311

      Jefferies Group Inc                                          123,600                             3,211,128
      Raymond James Financial Inc (a)                              107,800                             3,132,668
                                                                                    -----------------------------
                                                                                                      13,259,107
                                                                                    -----------------------------
      Finance - Mortgage Loan/Banker (1.01%)
      IndyMac Bancorp Inc                                          143,583                             6,066,382
      Municipal Mortgage & Equity LLC                               15,700                               428,610
                                                                                    -----------------------------
                                                                                                       6,494,992
                                                                                    -----------------------------
      Financial Guarantee Insurance (0.86%)
      PMI Group Inc/The (a)                                        129,432                             5,495,683
                                                                                    -----------------------------

      Food - Dairy Products (0.48%)
      Dean Foods Co (b)                                             82,100                             3,081,213
                                                                                    -----------------------------

      Food - Miscellaneous/Diversified (1.63%)
      Campbell Soup Co                                              67,200                             2,464,896
      ConAgra Foods Inc                                            210,300                             4,521,450
      HJ Heinz Co                                                   83,500                             3,504,495
                                                                                    -----------------------------
                                                                                                      10,490,841
                                                                                    -----------------------------
      Food - Retail (0.88%)
      Kroger Co/The                                                247,500                             5,675,175
                                                                                    -----------------------------

      Gas - Distribution (0.75%)
      Sempra Energy                                                100,000                             4,826,000
                                                                                    -----------------------------

      Hospital Beds & Equipment (0.04%)
      Hillenbrand Industries Inc (a)                                 5,600                               278,096
                                                                                    -----------------------------

      Human Resources (0.61%)
      Hewitt Associates Inc (b)                                     38,300                               860,601
      Manpower Inc                                                  50,900                             3,027,532
                                                                                    -----------------------------
                                                                                                       3,888,133
                                                                                    -----------------------------
      Independent Power Producer (1.37%)
      Mirant Corp (a)(b)                                           222,312                             5,906,830
      NRG Energy Inc (a)(b)                                         59,093                             2,910,330
                                                                                    -----------------------------
                                                                                                       8,817,160
                                                                                    -----------------------------
      Industrial Gases (0.81%)
      Air Products & Chemicals Inc                                  81,100                             5,184,723
                                                                                    -----------------------------

      Insurance Brokers (0.76%)
      AON Corp                                                     142,100                             4,864,083
                                                                                    -----------------------------

      Internet Security (0.44%)
      Check Point Software Technologies (a)(b)                     169,918                             2,854,622
                                                                                    -----------------------------

      Investment Management & Advisory Services (0.69%)
      Ameriprise Financial Inc                                      98,800                             4,406,480
                                                                                    -----------------------------

      Leisure & Recreation Products (0.14%)
      Brunswick Corp                                                30,400                               898,928
                                                                                    -----------------------------

      Life & Health Insurance (1.13%)
      Nationwide Financial Services                                 51,800                             2,335,144
      Protective Life Corp                                          49,200                             2,278,452
      Reinsurance Group of America Inc                               7,600                               376,732
      Stancorp Financial Group Inc (a)                              51,900                             2,236,371
                                                                                    -----------------------------
                                                                                                       7,226,699
                                                                                    -----------------------------

                                                                                    -----------------------------
      Machinery - Construction & Mining (1.60%)
      Joy Global Inc                                                41,738                             1,566,010
      Terex Corp (a)(b)                                            194,506                             8,721,649
                                                                                    -----------------------------
                                                                                                      10,287,659
                                                                                    -----------------------------
      Machinery - General Industry (0.39%)
      Manitowoc Co Inc/The                                          62,983                             2,472,713
                                                                                    -----------------------------

      Medical - Biomedical/Gene (0.16%)
      Charles River Laboratories International (a)(b)               29,200                             1,036,600
                                                                                    -----------------------------

      Medical - Drugs (0.51%)
      Shire PLC ADR                                                 67,820                             3,289,948
                                                                                    -----------------------------

      Medical - Generic Drugs (0.16%)
      Watson Pharmaceuticals Inc (a)(b)                             46,500                             1,041,135
                                                                                    -----------------------------

      Medical - HMO (1.21%)
      Aetna Inc                                                    112,805                             3,552,229
      Coventry Health Care Inc (b)                                  56,181                             2,960,739
      Health Net Inc (b)                                            29,300                             1,229,721
                                                                                    -----------------------------
                                                                                                       7,742,689
                                                                                    -----------------------------
      Medical - Hospitals (0.45%)
      LifePoint Hospitals Inc (a)(b)                                85,434                             2,878,271
                                                                                    -----------------------------

      Medical - Wholesale Drug Distribution (0.35%)
      AmerisourceBergen Corp (a)                                    52,400                             2,253,200
                                                                                    -----------------------------

      Metal - Copper (0.53%)
      Phelps Dodge Corp                                             38,840                             3,392,286
                                                                                    -----------------------------

      Metal - Diversified (0.43%)
      Freeport-McMoRan Copper & Gold Inc (a)                        50,500                             2,755,280
                                                                                    -----------------------------

      Metal Processors & Fabrication (1.33%)
      Timken Co (a)                                                264,888                             8,529,394
                                                                                    -----------------------------

      Motion Pictures & Services (0.07%)
      DreamWorks Animation SKG Inc (b)                              21,500                               450,210
                                                                                    -----------------------------

      Motorcycle/Motor Scooter (0.68%)
      Harley-Davidson Inc (a)                                       76,264                             4,347,048
                                                                                    -----------------------------

      Multi-Line Insurance (1.06%)
      Hanover Insurance Group Inc. (a)                              31,700                             1,467,076
      HCC Insurance Holdings Inc                                    42,100                             1,283,629
      Old Republic International Corp                              155,600                             3,309,612
      Unitrin Inc                                                   19,000                               760,000
                                                                                    -----------------------------
                                                                                                       6,820,317
                                                                                    -----------------------------
      Networking Products (0.09%)
      Foundry Networks Inc (b)                                      55,000                               569,800
                                                                                    -----------------------------

      Oil & Gas Drilling (0.26%)
      Pride International Inc (b)                                   55,100                             1,645,837
                                                                                    -----------------------------

      Oil Company - Exploration & Production (5.02%)
      Canadian Natural Resources Ltd                                58,717                             3,126,093

      Cimarex Energy Co                                             72,500                             2,960,175
      Denbury Resources Inc (b)                                     95,707                             3,318,162
      Murphy Oil Corp (a)                                           61,200                             3,149,352
      Newfield Exploration Co (a)(b)                                57,900                             2,685,402
      Noble Energy Inc                                              76,700                             3,881,787
      Quicksilver Resources Inc (b)                                 77,999                             2,758,045
      Southwestern Energy Co (a)(b)                                 66,087                             2,273,393
      Talisman Energy Inc (a)                                      286,560                             4,871,520
      XTO Energy Inc                                                68,439                             3,215,948
                                                                                    -----------------------------
                                                                                                      32,239,877
                                                                                    -----------------------------
      Oil Company - Integrated (0.81%)
      Hess Corp (a)                                                 98,000                             5,184,200
                                                                                    -----------------------------

      Oil Refining & Marketing (1.82%)
      Alon USA Energy Inc (a)                                        5,300                               203,149
      Frontier Oil Corp                                             48,900                             1,723,725
      Sunoco Inc                                                   121,826                             8,471,780
      Tesoro Corp                                                   17,000                             1,271,600
                                                                                    -----------------------------
                                                                                                      11,670,254
                                                                                    -----------------------------
      Paper & Related Products (0.51%)
      Temple-Inland Inc                                             76,400                             3,250,056
                                                                                    -----------------------------

      Pharmacy Services (0.46%)
      Omnicare Inc (a)                                              65,128                             2,947,693
                                                                                    -----------------------------

      Pipelines (1.79%)
      National Fuel Gas Co (a)                                     176,331                             6,548,933
      Williams Cos Inc                                             203,214                             4,927,940
                                                                                    -----------------------------
                                                                                                      11,476,873
                                                                                    -----------------------------
      Printing - Commercial (0.54%)
      RR Donnelley & Sons Co                                       118,400                             3,456,096
                                                                                    -----------------------------

      Property & Casualty Insurance (1.90%)
      Fidelity National Financial Inc                               81,400                             3,121,690
      First American Corp (a)                                       72,400                             2,679,524
      Mercury General Corp                                          16,500                               910,470
      Safeco Corp (a)                                               34,800                             1,869,456
      WR Berkley Corp                                              101,200                             3,643,200
                                                                                    -----------------------------
                                                                                                      12,224,340
                                                                                    -----------------------------
      Publishing - Newspapers (0.62%)
      Tribune Co (a)                                               134,400                             3,993,024
                                                                                    -----------------------------

      Regional Banks (0.75%)
      Comerica Inc                                                  82,100                             4,806,955
                                                                                    -----------------------------

      Reinsurance (0.83%)
      Endurance Specialty Holdings Ltd                             175,902                             5,340,385
                                                                                    -----------------------------

      REITS - Diversified (2.40%)
      Colonial Properties Trust                                    126,105                             6,044,213
      Duke Realty Corp                                              79,800                             2,973,348
      iStar Financial Inc (a)                                      160,685                             6,388,835
                                                                                    -----------------------------
                                                                                                      15,406,396
                                                                                    -----------------------------
      REITS - Healthcare (0.37%)
      Health Care Property Investors Inc (a)                        79,400                             2,177,148

      Health Care REIT Inc                                           5,100                               184,569
                                                                                    -----------------------------
                                                                                                       2,361,717
                                                                                    -----------------------------
      REITS - Hotels (0.40%)
      Hospitality Properties Trust (a)                              58,900                             2,566,273
                                                                                    -----------------------------

      REITS - Mortgage (0.00%)
      Newcastle Investment Corp (a)                                  1,300                                33,397
                                                                                    -----------------------------

      REITS - Office Property (2.20%)
      Equity Office Properties Trust (a)                           146,400                             5,550,024
      HRPT Properties Trust (a)                                    195,500                             2,297,125
      Mack-Cali Realty Corp                                         14,100                               681,171
      Trizec Properties Inc (a)                                    194,563                             5,595,632
                                                                                    -----------------------------
                                                                                                      14,123,952
                                                                                    -----------------------------
      REITS - Shopping Centers (1.72%)
      Developers Diversified Realty Corp (a)                       129,475                             6,833,691
      Regency Centers Corp                                          40,500                             2,596,860
      Weingarten Realty Investors (a)                               39,900                             1,594,404
                                                                                    -----------------------------
                                                                                                      11,024,955
                                                                                    -----------------------------
      REITS - Single Tenant (0.02%)
      National Retail Properties Inc                                 1,400                                29,176
      Realty Income Corp                                             5,100                               116,688
                                                                                    -----------------------------
                                                                                                         145,864
                                                                                    -----------------------------
      REITS - Storage (0.13%)
      Public Storage Inc (a)                                        10,400                               835,016
                                                                                    -----------------------------

      REITS - Warehouse & Industrial (1.00%)
      First Industrial Realty Trust Inc                            154,941                             6,241,023
      Prologis                                                       3,600                               199,260
                                                                                    -----------------------------
                                                                                                       6,440,283
                                                                                    -----------------------------
      Rental - Auto & Equipment (0.88%)
      United Rentals Inc (a)(b)                                    201,927                             5,637,802
                                                                                    -----------------------------

      Retail - Apparel & Shoe (0.41%)
      Ross Stores Inc (a)                                          104,834                             2,609,318
                                                                                    -----------------------------

      Retail - Auto Parts (0.33%)
      Advance Auto Parts Inc (a)                                    69,669                             2,108,881
                                                                                    -----------------------------

      Retail - Bookstore (0.11%)
      Barnes & Noble Inc                                            21,100                               707,272
                                                                                    -----------------------------

      Retail - Consumer Electronics (0.22%)
      Circuit City Stores Inc                                       57,900                             1,418,550
                                                                                    -----------------------------

      Retail - Discount (0.68%)
      Family Dollar Stores Inc (a)                                  44,000                               999,680
      TJX Cos Inc                                                  137,882                             3,360,184
                                                                                    -----------------------------
                                                                                                       4,359,864
                                                                                    -----------------------------
      Savings & Loans - Thrifts (0.68%)
      Hudson City Bancorp Inc                                      159,634                             2,070,453
      New York Community Bancorp Inc (a)                           140,000                             2,286,200
                                                                                    -----------------------------
                                                                                                       4,356,653
                                                                                    -----------------------------
      Semiconductor Equipment (0.53%)
      MKS Instruments Inc (b)                                       11,800                               243,906

      Novellus Systems Inc (a)(b)                                  125,400                             3,173,874
                                                                                    -----------------------------
                                                                                                       3,417,780
                                                                                    -----------------------------
      Steel - Producers (0.62%)
      United States Steel Corp                                      63,000                             3,973,410
                                                                                    -----------------------------

      Telecommunication Equipment (1.18%)
      Arris Group Inc (b)                                          445,218                             4,759,380
      Avaya Inc (b)                                                 59,469                               550,683
      Tellabs Inc (b)                                              239,577                             2,252,024
                                                                                    -----------------------------
                                                                                                       7,562,087
                                                                                    -----------------------------
      Telecommunication Equipment - Fiber Optics (0.19%
      Ciena Corp (a)(b)                                            312,600                             1,134,738
      Sycamore Networks Inc (b)                                     28,300                               103,012
                                                                                    -----------------------------
                                                                                                       1,237,750
                                                                                    -----------------------------
      Telephone - Integrated (0.34%)
      Telephone & Data Systems Inc                                  53,100                             2,169,666
                                                                                    -----------------------------

      Toys (0.81%)
      Hasbro Inc                                                   146,800                             2,745,160
      Mattel Inc                                                   136,100                             2,455,244
                                                                                    -----------------------------
                                                                                                       5,200,404
                                                                                    -----------------------------
      Transport - Marine (1.08%)
      Frontline Ltd (a)                                             66,480                             2,589,396
      Ship Finance International Ltd (a)                           223,673                             4,348,203
                                                                                    -----------------------------
                                                                                                       6,937,599
                                                                                    -----------------------------
      Transport - Rail (0.73%)
      CSX Corp                                                      77,100                             4,678,428
                                                                                    -----------------------------

      Transport - Services (0.25%)
      Laidlaw International Inc                                     60,000                             1,590,000
                                                                                    -----------------------------

      Transport - Truck (0.37%)
      Heartland Express Inc (a)                                     88,900                             1,337,945
      YRC Worldwide Inc (a)(b)                                      25,700                             1,022,346
                                                                                    -----------------------------
                                                                                                       2,360,291
                                                                                    -----------------------------
      Vitamins & Nutrition Products (0.93%)
      NBTY Inc (a)(b)                                              202,424                             5,977,581
                                                                                    -----------------------------
      TOTAL COMMON STOCKS                                                        $                   623,434,319
                                                                                    -----------------------------
                                                            Principal
                                                              Amount                        Value
                                                            ------------------------ -------------------------------
      MONEY MARKET FUNDS (17.10%)
      BNY Institutional Cash Reserve Fund (c)                           109,767,000                     109,767,000
                                                                                            ------------------------
      TOTAL MONEY MARKET FUNDS                                                            $             109,767,000
                                                                                            ------------------------
      Total Investments                                                                   $             733,201,319
      Liabilities in Excess of Other Assets, Net - (14.24)%                                            (91,392,579)
                                                                                            ------------------------
      TOTAL NET ASSETS - 100.00%                                                          $             641,808,740
                                                                                            ========================
                                                                                            ------------------------



      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $       39,983,709
      Unrealized Depreciation                                                                          (28,814,712)
                                                                                                     ----------------
      Net Unrealized Appreciation (Depreciation)                                                        11,168,997
      Cost for federal income tax purposes                                                             722,032,322



      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------
      Sector                                        Percent
      ----------------------------- -----------------------------
      Financial                                       42.68%
      Industrial                                      12.72%
      Consumer, Cyclical                              12.08%
      Consumer, Non-cyclical                          11.94%
      Energy                                          11.25%
      Utilities                                        9.91%
      Basic Materials                                  6.00%
      Technology                                       4.80%
      Communications                                   2.86%
      Liabilities in Excess of                     (-14.24%)
      Other Assets, Net
                                                  -----------
      TOTAL NET ASSETS                               100.00%
                                                  ===========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners MidCap Value Fund I

                                                         Shares
                                                         Held                           Value
                                                         --------------------- ------- -------------------------
      COMMON STOCKS (98.70%)
      Advertising Agencies (0.02%)
      Omnicom Group Inc                                                 1,200       $                   106,212
                                                                                       -------------------------

      Advertising Sales (0.69%)
      Lamar Advertising Co (a)(b)                                      93,496                         4,585,044
                                                                                       -------------------------

      Aerospace & Defense (0.80%)
      Lockheed Martin Corp                                              1,100                            87,648
      Northrop Grumman Corp                                               400                            26,476
      Rockwell Collins Inc                                             96,970                         5,175,289
                                                                                       -------------------------
                                                                                                      5,289,413
                                                                                       -------------------------
      Aerospace & Defense Equipment (0.78%)
      Alliant Techsystems Inc (a)(b)                                   61,450                         4,924,603
      DRS Technologies Inc                                                330                            15,276
      Goodrich Corp                                                     5,923                           239,111
                                                                                       -------------------------
                                                                                                      5,178,990
                                                                                       -------------------------
      Airlines (0.16%)
      AMR Corp (b)                                                     13,000                           286,000
      Southwest Airlines Co                                            43,100                           775,369
                                                                                       -------------------------
                                                                                                      1,061,369
                                                                                       -------------------------
      Apparel Manufacturers (0.13%)
      Coach Inc (b)                                                     1,300                            37,323
      Jones Apparel Group Inc                                           3,400                           100,640
      Liz Claiborne Inc                                                20,283                           717,004
                                                                                       -------------------------
                                                                                                        854,967
                                                                                       -------------------------
      Appliances (0.09%)
      Whirlpool Corp                                                    7,900                           609,801
                                                                                       -------------------------

      Applications Software (0.00%)
      Citrix Systems Inc (b)                                            1,028                            32,660
                                                                                       -------------------------

      Audio & Video Products (0.04%)
      Harman International Industries Inc                               2,900                           232,580
                                                                                       -------------------------

      Auto - Car & Light Trucks (0.26%)
      Ford Motor Co                                                   111,032                           740,583
      General Motors Corp                                              29,522                           951,494
                                                                                       -------------------------
                                                                                                      1,692,077
                                                                                       -------------------------
      Auto/Truck Parts & Equipment - Original (0.75%)
      Autoliv Inc                                                      65,223                         3,663,576
      BorgWarner Inc                                                      700                            42,000
      Dana Corp                                                        11,100                            25,086
      Johnson Controls Inc                                              6,980                           535,785
      TRW Automotive Holdings Corp (b)                                 27,220                           704,998
                                                                                       -------------------------
                                                                                                      4,971,445
                                                                                       -------------------------
      Beverages - Non-Alcoholic (0.25%)
      Pepsi Bottling Group Inc                                         49,023                         1,630,015
                                                                                       -------------------------


      Beverages - Wine & Spirits (0.07%)
      Brown-Forman Corp                                                 6,118                           449,367
                                                                                       -------------------------

      Brewery (0.16%)
      Molson Coors Brewing Co                                          14,468                         1,033,739
                                                                                       -------------------------

      Building - Residential & Commercial (1.06%)
      Centex Corp                                                       1,800                            85,158
      Lennar Corp                                                     154,991                         6,932,747
      Pulte Homes Inc                                                     547                            15,590
                                                                                       -------------------------
                                                                                                      7,033,495
                                                                                       -------------------------
      Building Products - Air & Heating (0.61%)
      American Standard Cos Inc (a)                                   104,229                         4,026,366
                                                                                       -------------------------

      Building Products - Cement & Aggregate (0.01%)
      Florida Rock Industries Inc                                         934                            35,548
                                                                                       -------------------------

      Cable TV (0.49%)
      Cablevision Systems Corp                                        124,713                         2,774,864
      EchoStar Communications Corp (b)                                 13,200                           462,660
                                                                                       -------------------------
                                                                                                      3,237,524
                                                                                       -------------------------
      Casino Hotels (1.50%)
      Harrah's Entertainment Inc                                      165,559                         9,951,751
                                                                                       -------------------------

      Chemicals - Diversified (0.84%)
      Celanese Corp                                                     3,200                            61,472
      FMC Corp                                                         20,617                         1,271,863
      Rohm & Haas Co                                                   91,256                         4,208,726
                                                                                       -------------------------
                                                                                                      5,542,061
                                                                                       -------------------------
      Chemicals - Specialty (0.33%)
      Albemarle Corp                                                    4,700                           236,974
      Ashland Inc                                                       7,510                           499,490
      Cabot Corp                                                       13,000                           432,510
      Cytec Industries Inc                                              4,063                           217,005
      International Flavors & Fragrances Inc                           15,000                           555,000
      Lubrizol Corp                                                     5,462                           233,610
                                                                                       -------------------------
                                                                                                      2,174,589
                                                                                       -------------------------
      Coal (0.01%)
      Consol Energy Inc                                                 1,756                            72,277
                                                                                       -------------------------

      Coatings & Paint (0.09%)
      RPM International Inc                                            13,700                           256,738
      Valspar Corp                                                     13,085                           322,284
                                                                                       -------------------------
                                                                                                        579,022
                                                                                       -------------------------
      Commercial Banks (4.55%)
      BOK Financial Corp                                                2,564                           131,867
      City National Corp/Beverly Hills CA                              59,090                         3,941,894
      Colonial BancGroup Inc/The                                        3,873                            98,374
      Commerce Bancshares Inc/Kansas City MO                           48,902                         2,488,134
      Compass Bancshares Inc                                            4,726                           278,550
      First Horizon National Corp                                       3,129                           131,105
      M&T Bank Corp (a)                                                60,744                         7,405,908
      Mercantile Bankshares Corp                                       12,450                           442,722
      North Fork Bancorporation Inc                                    27,100                           767,743
      Regions Financial Corp                                            7,754                           281,393
      Synovus Financial Corp                                            5,000                           141,300
      TD Banknorth Inc                                                 96,050                         2,785,450
      UnionBanCal Corp                                                 34,599                         2,137,872
      Zions Bancorporation                                            111,333                         9,144,893
                                                                                       -------------------------
                                                                                                     30,177,205
                                                                                       -------------------------
      Commercial Services (0.01%)
      Convergys Corp (b)                                                3,084                            58,843
                                                                                       -------------------------

      Commercial Services - Finance (0.13%)
      Moody's Corp                                                     15,600                           856,128
                                                                                       -------------------------

      Computer Services (0.47%)
      Ceridian Corp (b)                                                   301                             7,227
      Computer Sciences Corp (b)                                        4,561                           238,951
      Electronic Data Systems Corp                                     37,900                           905,810
      Unisys Corp (a)(b)                                              389,520                         1,994,342
                                                                                       -------------------------
                                                                                                      3,146,330
                                                                                       -------------------------
      Computers (0.01%)
      Sun Microsystems Inc (b)                                         20,519                            89,258
                                                                                       -------------------------

      Computers - Integrated Systems (0.08%)
      Diebold Inc                                                       1,154                            46,622
      NCR Corp (b)                                                     14,700                           472,458
                                                                                       -------------------------
                                                                                                        519,080
                                                                                       -------------------------
      Computers - Memory Devices (1.01%)
      Seagate Technology                                              289,870                         6,724,984
                                                                                       -------------------------

      Consulting Services (0.83%)
      BearingPoint Inc (a)(b)                                         690,775                         5,526,200
                                                                                       -------------------------

      Consumer Products - Miscellaneous (1.35%)
      Clorox Co                                                       147,475                         8,839,652
      Jarden Corp (b)                                                   1,090                            31,599
      Spectrum Brands Inc (b)                                          15,629                           105,808
                                                                                       -------------------------
                                                                                                      8,977,059
                                                                                       -------------------------
      Containers - Metal & Glass (0.00%)
      Ball Corp                                                           200                             7,660
                                                                                       -------------------------

      Containers - Paper & Plastic (1.12%)
      Bemis Co                                                         21,200                           650,840
      Packaging Corp of America (a)                                   240,150                         5,506,639
      Pactiv Corp (b)                                                  29,200                           715,692
      Sealed Air Corp                                                     600                            28,344
      Sonoco Products Co                                               16,500                           536,745
                                                                                       -------------------------
                                                                                                      7,438,260
                                                                                       -------------------------
      Cosmetics & Toiletries (0.37%)
      Avon Products Inc                                                76,734                         2,224,519
      Estee Lauder Cos Inc/The                                          5,900                           220,188
                                                                                       -------------------------
                                                                                                      2,444,707
                                                                                       -------------------------
      Data Processing & Management (0.12%)
      Dun & Bradstreet Corp (b)                                         6,700                           447,024
      Fair Isaac Corp                                                     620                            20,944
      SEI Investments Co                                                6,200                           302,932
                                                                                       -------------------------
                                                                                                        770,900
                                                                                       -------------------------
      Distribution & Wholesale (0.12%)
      Tech Data Corp (b)                                               17,700                           658,086
      WW Grainger Inc                                                   1,700                           105,553
                                                                                       -------------------------
                                                                                                        763,639
                                                                                       -------------------------

                                                                                       -------------------------
      Diversified Manufacturing Operations (2.03%)
      Carlisle Cos Inc                                                 53,739                         4,293,209
      Cooper Industries Ltd                                            76,848                         6,621,224
      Danaher Corp                                                        216                            14,083
      Harsco Corp                                                       4,163                           335,579
      Honeywell International Inc                                       5,200                           201,240
      Leggett & Platt Inc                                               3,500                            79,870
      Pentair Inc                                                       1,180                            33,890
      Roper Industries Inc                                              1,100                            49,720
      SPX Corp                                                          8,840                           483,106
      Teleflex Inc                                                      6,900                           393,921
      Textron Inc                                                      10,300                           926,073
                                                                                       -------------------------
                                                                                                     13,431,915
                                                                                       -------------------------
      Diversified Operations & Commercial Services (0.18%
      Cendant Corp                                                     79,949                         1,200,034
                                                                                       -------------------------

      E-Commerce - Services (0.04%)
      IAC/InterActiveCorp (b)                                           9,850                           233,544
                                                                                       -------------------------

      Electric - Generation (0.20%)
      AES Corp/The (b)                                                 67,600                         1,342,536
                                                                                       -------------------------

      Electric - Integrated (10.69%)
      Allegheny Energy Inc (b)                                         18,673                           766,527
      Alliant Energy Corp                                              11,700                           423,306
      American Electric Power Co Inc                                    4,109                           148,417
      Centerpoint Energy Inc                                           60,700                           834,018
      CMS Energy Corp (a)(b)                                          167,891                         2,352,153
      Constellation Energy Group Inc                                    8,700                           503,817
      DPL Inc                                                         218,170                         6,056,399
      DTE Energy Co                                                     2,940                           124,421
      Edison International                                            257,538                        10,656,922
      Energy East Corp                                                    200                             4,866
      Entergy Corp                                                    191,333                        14,751,774
      FirstEnergy Corp                                                 66,297                         3,712,632
      FPL Group Inc                                                     6,866                           296,199
      Great Plains Energy Inc                                             500                            14,665
      Northeast Utilities (a)                                         106,930                         2,395,232
      NSTAR                                                             1,198                            37,342
      PG&E Corp                                                       232,834                         9,704,521
      Pinnacle West Capital Corp                                       13,915                           598,484
      PPL Corp (a)                                                    323,525                        11,006,321
      Public Service Enterprise Group Inc                               6,794                           458,119
      Sierra Pacific Resources (b)                                     25,770                           372,377
      TXU Corp                                                          4,192                           269,252
      Wisconsin Energy Corp                                           101,241                         4,272,370
      WPS Resources Corp                                               14,300                           737,451
      Xcel Energy Inc                                                  17,700                           354,708
                                                                                       -------------------------
                                                                                                     70,852,293
                                                                                       -------------------------
      Electric Products - Miscellaneous (0.04%)
      Ametek Inc                                                        4,759                           201,877
      Molex Inc                                                         1,700                            53,924
                                                                                       -------------------------
                                                                                                        255,801
                                                                                       -------------------------
      Electronic Components - Miscellaneous (0.08%)
      AVX Corp.                                                         3,900                            59,046
      Vishay Intertechnology Inc (b)                                   33,916                           475,841
                                                                                       -------------------------
                                                                                                        534,887
                                                                                       -------------------------

      Electronic Components - Semiconductors (0.25%)
      Freescale Semiconductor Inc - A Shares (b)                       48,516                         1,389,013
      Freescale Semiconductor Inc - B Shares (b)                        4,800                           136,896
      International Rectifier Corp (b)                                  4,200                           149,730
                                                                                       -------------------------
                                                                                                      1,675,639
                                                                                       -------------------------
      Electronic Connectors (1.35%)
      Amphenol Corp (a)                                               155,556                         8,723,580
      Thomas & Betts Corp (b)                                           5,000                           236,650
                                                                                       -------------------------
                                                                                                      8,960,230
                                                                                       -------------------------
      Electronic Measurement Instruments (0.03%)
      Agilent Technologies Inc (b)                                         98                             2,787
      Tektronix Inc                                                     8,137                           221,896
                                                                                       -------------------------
                                                                                                        224,683
                                                                                       -------------------------
      Electronic Parts Distribution (0.49%)
      Arrow Electronics Inc (b)                                       115,124                         3,253,404
                                                                                       -------------------------

      Engineering - Research & Development Services (0.09
      Fluor Corp                                                        6,729                           591,008
                                                                                       -------------------------

      Engines - Internal Combustion (0.05%)
      Briggs & Stratton Corp                                            1,526                            39,066
      Cummins Inc                                                       2,483                           290,511
                                                                                       -------------------------
                                                                                                        329,577
                                                                                       -------------------------
      Entertainment Software (1.24%)
      Activision Inc (a)(b)                                           689,052                         8,234,171
                                                                                       -------------------------

      Fiduciary Banks (1.24%)
      Mellon Financial Corp                                            40,800                         1,428,000
      Northern Trust Corp                                             112,432                         6,419,867
      State Street Corp                                                 5,400                           324,324
      Wilmington Trust Corp                                               268                            11,672
                                                                                       -------------------------
                                                                                                      8,183,863
                                                                                       -------------------------
      Filtration & Separation Products (0.00%)
      Donaldson Co Inc                                                    300                             9,867
                                                                                       -------------------------

      Finance - Commercial (0.97%)
      CIT Group Inc                                                   139,456                         6,402,425
                                                                                       -------------------------

      Finance - Investment Banker & Broker (2.62%)
      AG Edwards Inc                                                   11,700                           631,332
      Bear Stearns Cos Inc/The                                         85,297                        12,101,085
      Charles Schwab Corp/The                                          17,800                           282,664
      E*Trade Financial Corp (b)                                       85,466                         1,992,213
      Goldman Sachs Group Inc                                           2,833                           432,741
      Jefferies Group Inc                                              12,800                           332,544
      Lehman Brothers Holdings Inc                                     20,600                         1,337,970
      TD Ameritrade Holding Corp                                       15,545                           254,627
                                                                                       -------------------------
                                                                                                     17,365,176
                                                                                       -------------------------
      Finance - Mortgage Loan/Banker (0.04%)
      Countrywide Financial Corp                                        6,260                           224,296
      Freddie Mac                                                         800                            46,288
                                                                                       -------------------------
                                                                                                        270,584
                                                                                       -------------------------
      Financial Guarantee Insurance (3.36%)
      AMBAC Financial Group Inc                                       167,310                        13,905,134
      MBIA Inc                                                         10,612                           624,092
      MGIC Investment Corp                                              6,853                           390,004

      PMI Group Inc/The (a)                                           148,489                         6,304,843
      Radian Group Inc                                                 17,038                         1,048,348
                                                                                       -------------------------
                                                                                                     22,272,421
                                                                                       -------------------------
      Food - Meat Products (0.89%)
      Smithfield Foods Inc (b)                                        192,552                         5,478,105
      Tyson Foods Inc                                                  29,688                           420,085
                                                                                       -------------------------
                                                                                                      5,898,190
                                                                                       -------------------------
      Food - Miscellaneous/Diversified (0.23%)
      Campbell Soup Co                                                  3,700                           135,716
      ConAgra Foods Inc                                                26,000                           559,000
      Kellogg Co                                                       17,800                           857,426
                                                                                       -------------------------
                                                                                                      1,552,142
                                                                                       -------------------------
      Food - Retail (0.73%)
      Safeway Inc                                                     171,317                         4,810,581
                                                                                       -------------------------

      Food - Wholesale & Distribution (0.65%)
      Supervalu Inc                                                   141,842                         3,845,337
      Sysco Corp                                                       16,024                           442,262
                                                                                       -------------------------
                                                                                                      4,287,599
                                                                                       -------------------------
      Forestry (1.09%)
      Plum Creek Timber Co Inc                                        208,828                         7,112,682
      Weyerhaeuser Co                                                   1,901                           111,512
                                                                                       -------------------------
                                                                                                      7,224,194
                                                                                       -------------------------
      Funeral Services & Related Items (0.03%)
      Service Corp International/US                                    22,130                           166,196
                                                                                       -------------------------

      Gas - Distribution (1.36%)
      AGL Resources Inc                                               151,666                         5,918,007
      Atmos Energy Corp                                                 5,700                           163,989
      Energen Corp                                                     21,400                           912,068
      NiSource Inc                                                     83,413                         1,897,646
      Sempra Energy                                                     2,400                           115,824
      Southern Union Co                                                 1,000                            27,140
                                                                                       -------------------------
                                                                                                      9,034,674
                                                                                       -------------------------
      Home Decoration Products (1.29%)
      Newell Rubbermaid Inc (a)                                       325,450                         8,578,862
                                                                                       -------------------------

      Hospital Beds & Equipment (0.01%)
      Hillenbrand Industries Inc                                        1,435                            71,262
                                                                                       -------------------------

      Hotels & Motels (0.00%)
      Starwood Hotels & Resorts Worldwide Inc                             548                            28,814
                                                                                       -------------------------

      Human Resources (0.11%)
      Manpower Inc                                                     11,840                           704,243
                                                                                       -------------------------

      Independent Power Producer (0.04%)
      NRG Energy Inc (b)                                                5,400                           265,950
                                                                                       -------------------------

      Industrial Gases (0.12%)
      Airgas Inc                                                       21,600                           783,000
                                                                                       -------------------------

      Instruments - Controls (0.12%)
      Mettler Toledo International Inc (b)                              2,200                           135,366
      Thermo Electron Corp (b)                                         17,180                           635,832
                                                                                       -------------------------
                                                                                                        771,198
                                                                                       -------------------------

                                                                                       -------------------------
      Instruments - Scientific (0.52%)
      PerkinElmer Inc                                                 191,954                         3,460,931
                                                                                       -------------------------

      Insurance Brokers (0.28%)
      AON Corp                                                         19,100                           653,793
      Brown & Brown Inc                                                13,996                           439,334
      Marsh & McLennan Cos Inc                                         28,400                           767,652
                                                                                       -------------------------
                                                                                                      1,860,779
                                                                                       -------------------------
      Internet Security (0.03%)
      VeriSign Inc (b)                                                  9,471                           169,815
                                                                                       -------------------------

      Investment Companies (0.34%)
      American Capital Strategies Ltd (a)                              63,620                         2,226,700
                                                                                       -------------------------

      Investment Management & Advisory Services (0.78%)
      Eaton Vance Corp                                                155,090                         3,840,029
      Federated Investors Inc                                          12,100                           375,221
      Franklin Resources Inc                                            1,100                           100,595
      Janus Capital Group Inc                                          14,100                           228,279
      Legg Mason Inc                                                    4,500                           375,615
      Nuveen Investments Inc                                            1,200                            56,988
      T Rowe Price Group Inc                                            4,520                           186,721
                                                                                       -------------------------
                                                                                                      5,163,448
                                                                                       -------------------------
      Life & Health Insurance (1.86%)
      AmerUs Group Co                                                     200                            13,418
      Cigna Corp                                                        3,958                           361,167
      Conseco, Inc. (b)                                                17,000                           387,600
      Lincoln National Corp                                            97,292                         5,514,511
      Nationwide Financial Services                                    15,816                           712,985
      Protective Life Corp                                                464                            21,488
      Reinsurance Group of America Inc                                  3,235                           160,359
      Torchmark Corp                                                   53,847                         3,256,128
      UnumProvident Corp                                              115,400                         1,872,942
                                                                                       -------------------------
                                                                                                     12,300,598
                                                                                       -------------------------
      Machinery - General Industry (0.01%)
      IDEX Corp                                                         1,500                            65,175
                                                                                       -------------------------

      Machinery - Print Trade (0.70%)
      Zebra Technologies Corp (a)(b)                                  147,300                         4,617,855
                                                                                       -------------------------

      Machinery - Pumps (0.00%)
      Graco Inc                                                           234                             9,194
                                                                                       -------------------------

      Medical - Biomedical/Gene (1.74%)
      Charles River Laboratories International (a)(b)                 191,526                         6,799,173
      Medimmune Inc (a)(b)                                            179,182                         4,547,639
      Millipore Corp (b)                                                3,400                           213,010
                                                                                       -------------------------
                                                                                                     11,559,822
                                                                                       -------------------------
      Medical - Drugs (0.00%)
      Abraxis BioScience Inc (b)                                          163                             3,268
                                                                                       -------------------------

      Medical - HMO (1.46%)
      Coventry Health Care Inc (b)                                     89,440                         4,713,488
      Health Net Inc (b)                                              118,077                         4,955,692
                                                                                       -------------------------
                                                                                                      9,669,180
                                                                                       -------------------------

      Medical - Outpatient & Home Medical Care (0.42%)
      Apria Healthcare Group Inc (a)(b)                               159,867                         2,800,870
                                                                                       -------------------------

      Medical - Wholesale Drug Distribution (0.00%)
      AmerisourceBergen Corp                                              504                            21,672
                                                                                       -------------------------

      Medical Information Systems (1.23%)
      IMS Health Inc                                                  297,972                         8,176,352
                                                                                       -------------------------

      Metal - Aluminum (0.04%)
      Alcoa Inc                                                         7,900                           236,605
                                                                                       -------------------------

      Metal Processors & Fabrication (0.75%)
      Commercial Metals Co                                            193,600                         4,392,784
      Precision Castparts Corp                                          2,600                           155,090
      Timken Co                                                        12,602                           405,784
                                                                                       -------------------------
                                                                                                      4,953,658
                                                                                       -------------------------
      Miscellaneous Manufacturers (0.01%)
      Aptargroup Inc                                                      900                            46,350
                                                                                       -------------------------

      Multi-Line Insurance (0.77%)
      American Financial Group Inc                                      2,756                           116,055
      Assurant Inc (a)                                                 71,266                         3,432,883
      Genworth Financial Inc                                           14,400                           493,920
      Hanover Insurance Group Inc.                                      3,910                           180,955
      Hartford Financial Services Group Inc                             1,500                           127,260
      Loews Corp                                                        8,800                           326,128
      Old Republic International Corp                                  21,462                           456,497
                                                                                       -------------------------
                                                                                                      5,133,698
                                                                                       -------------------------
      Multimedia (0.04%)
      News Corp                                                         9,900                           190,476
      Viacom Inc (b)                                                    2,283                            79,563
                                                                                       -------------------------
                                                                                                        270,039
                                                                                       -------------------------
      Networking Products (0.21%)
      Juniper Networks Inc (b)                                        103,114                         1,386,883
                                                                                       -------------------------

      Non-Hazardous Waste Disposal (1.28%)
      Allied Waste Industries Inc (a)(b)                              391,133                         3,973,911
      Republic Services Inc                                           113,001                         4,538,120
                                                                                       -------------------------
                                                                                                      8,512,031
                                                                                       -------------------------
      Office Automation & Equipment (0.08%)
      Pitney Bowes Inc                                                 10,200                           421,464
      Xerox Corp (b)                                                    9,086                           128,022
                                                                                       -------------------------
                                                                                                        549,486
                                                                                       -------------------------
      Office Furnishings - Original (0.07%)
      HNI Corp                                                          1,662                            67,494
      Steelcase Inc                                                    25,860                           379,883
                                                                                       -------------------------
                                                                                                        447,377
                                                                                       -------------------------
      Office Supplies & Forms (0.00%)
      ACCO Brands Corp (b)                                                400                             7,852
                                                                                       -------------------------

      Oil - Field Services (1.58%)
      BJ Services Co                                                  281,443                        10,207,937
      Tidewater Inc                                                     5,280                           251,909
                                                                                       -------------------------
                                                                                                     10,459,846
                                                                                       -------------------------

      Oil & Gas Drilling (0.08%)
      Diamond Offshore Drilling Inc                                     1,531                           120,842
      ENSCO International Inc                                           1,700                            78,574
      Helmerich & Payne Inc                                             7,720                           213,689
      Patterson-UTI Energy Inc                                          1,060                            30,019
      Pride International Inc (b)                                         117                             3,495
      Rowan Cos Inc                                                     1,800                            60,966
                                                                                       -------------------------
                                                                                                        507,585
                                                                                       -------------------------
      Oil Company - Exploration & Production (7.30%)
      Anadarko Petroleum Corp                                           3,024                           138,318
      Apache Corp                                                       1,113                            78,433
      Chesapeake Energy Corp                                           22,621                           744,231
      Devon Energy Corp                                                 2,624                           169,615
      EOG Resources Inc                                               177,128                        13,134,041
      Forest Oil Corp (b)                                               6,197                           207,661
      Newfield Exploration Co (b)                                       4,391                           203,655
      Noble Energy Inc                                                    200                            10,122
      Pioneer Natural Resources Co                                     92,232                         4,182,721
      Range Resources Corp (a)                                        602,761                        16,943,612
      Ultra Petroleum Corp (a)(b)                                     213,360                        12,494,362
      XTO Energy Inc                                                      590                            27,724
                                                                                       -------------------------
                                                                                                     48,334,495
                                                                                       -------------------------
      Oil Company - Integrated (0.11%)
      Hess Corp                                                        13,945                           737,690
                                                                                       -------------------------

      Oil Field Machinery & Equipment (0.01%)
      National Oilwell Varco Inc (b)                                    1,400                            93,856
                                                                                       -------------------------

      Paper & Related Products (0.68%)
      Louisiana-Pacific Corp                                           32,167                           643,340
      MeadWestvaco Corp                                               148,669                         3,883,234
                                                                                       -------------------------
                                                                                                      4,526,574
                                                                                       -------------------------
      Photo Equipment & Supplies (0.01%)
      Eastman Kodak Co                                                  3,494                            77,741
                                                                                       -------------------------

      Pipelines (2.05%)
      El Paso Corp                                                      2,250                            36,000
      Equitable Resources Inc                                          42,711                         1,538,023
      National Fuel Gas Co                                              3,151                           117,028
      Oneok Inc                                                         2,810                           104,560
      Questar Corp                                                     12,080                         1,070,288
      Williams Cos Inc                                                441,070                        10,695,948
                                                                                       -------------------------
                                                                                                     13,561,847
                                                                                       -------------------------
      Power Converter & Supply Equipment (0.03%)
      American Power Conversion Corp                                    5,300                            89,464
      Hubbell Inc                                                       2,100                            98,700
                                                                                       -------------------------
                                                                                                        188,164
                                                                                       -------------------------
      Printing - Commercial (0.00%)
      RR Donnelley & Sons Co                                            1,078                            31,467
                                                                                       -------------------------

      Property & Casualty Insurance (0.13%)
      Fidelity National Financial Inc                                   8,344                           319,992
      Fidelity National Title Group Inc                                   522                             9,850
      First American Corp                                               7,674                           284,015
      Philadelphia Consolidated Holding Co (b)                          7,072                           239,529
                                                                                       -------------------------
                                                                                                        853,386
                                                                                       -------------------------

      Publishing - Newspapers (0.85%)
      Dow Jones & Co Inc                                              114,233                         4,002,724
      McClatchy Co                                                      4,855                           205,804
      New York Times Co                                                45,579                         1,010,486
      Tribune Co                                                       14,308                           425,091
                                                                                       -------------------------
                                                                                                      5,644,105
                                                                                       -------------------------
      Real Estate Magagement & Services (0.00%)
      CB Richard Ellis Group Inc (b)                                      555                            13,059
                                                                                       -------------------------

      Real Estate Operator & Developer (0.04%)
      St Joe Co/The                                                     6,300                           282,870
                                                                                       -------------------------

      Regional Banks (1.57%)
      Comerica Inc                                                      2,200                           128,810
      Keycorp                                                         277,618                        10,244,104
                                                                                       -------------------------
                                                                                                     10,372,914
                                                                                       -------------------------
      Reinsurance (2.58%)
      Everest Re Group Ltd                                             77,912                         7,371,255
      PartnerRe Ltd                                                    94,070                         5,844,569
      RenaissanceRe Holdings Ltd (a)                                   74,267                         3,847,773
                                                                                       -------------------------
                                                                                                     17,063,597
                                                                                       -------------------------
      REITS - Apartments (3.16%)
      Apartment Investment & Management Co                            237,832                        11,437,341
      Archstone-Smith Trust                                             8,139                           427,053
      AvalonBay Communities Inc                                         1,057                           123,585
      Camden Property Trust                                             6,800                           519,860
      Equity Residential                                               88,829                         4,131,437
      Home Properties Inc (a)                                          76,490                         4,266,612
                                                                                       -------------------------
                                                                                                     20,905,888
                                                                                       -------------------------
      REITS - Diversified (1.67%)
      Duke Realty Corp                                                    800                            29,808
      iStar Financial Inc                                             170,608                         6,783,374
      Liberty Property Trust (a)                                       90,690                         4,248,827
                                                                                       -------------------------
                                                                                                     11,062,009
                                                                                       -------------------------
      REITS - Healthcare (0.32%)
      Healthcare Realty Trust Inc                                      64,783                         2,143,669
                                                                                       -------------------------

      REITS - Hotels (0.03%)
      Hospitality Properties Trust                                      4,868                           212,099
                                                                                       -------------------------

      REITS - Mortgage (0.20%)
      Annaly Mortgage Management Inc                                  102,941                         1,318,674
                                                                                       -------------------------

      REITS - Office Property (2.00%)
      Boston Properties Inc                                             3,386                           332,505
      Brandywine Realty Trust (a)                                      42,405                         1,341,694
      Equity Office Properties Trust                                  292,803                        11,100,162
      Trizec Properties Inc                                            15,600                           448,656
                                                                                       -------------------------
                                                                                                     13,223,017
                                                                                       -------------------------
      REITS - Shopping Centers (1.11%)
      Developers Diversified Realty Corp                              121,437                         6,409,445
      Regency Centers Corp                                              5,500                           352,660
      Weingarten Realty Investors                                      14,200                           567,432
                                                                                       -------------------------
                                                                                                      7,329,537
                                                                                       -------------------------

      REITS - Storage (0.17%)
      Public Storage Inc                                               13,910                         1,116,834
                                                                                       -------------------------

      REITS - Warehouse & Industrial (0.01%)
      AMB Property Corp                                                 1,200                            62,916
                                                                                       -------------------------

      Rental - Auto & Equipment (0.06%)
      Rent-A-Center Inc (b)                                            15,062                           405,620
                                                                                       -------------------------

      Retail - Apparel & Shoe (0.74%)
      AnnTaylor Stores Corp (b)                                         5,400                           221,724
      Foot Locker Inc                                                      21                               571
      Ross Stores Inc                                                 186,989                         4,654,156
                                                                                       -------------------------
                                                                                                      4,876,451
                                                                                       -------------------------
      Retail - Bookstore (0.01%)
      Barnes & Noble Inc                                                  847                            28,391
      Borders Group Inc                                                   973                            18,497
                                                                                       -------------------------
                                                                                                         46,888
                                                                                       -------------------------
      Retail - Consumer Electronics (0.06%)
      Circuit City Stores Inc                                          16,476                           403,662
                                                                                       -------------------------

      Retail - Discount (0.01%)
      TJX Cos Inc                                                       3,400                            82,858
                                                                                       -------------------------

      Retail - Drug Store (0.00%)
      CVS Corp                                                            895                            29,284
                                                                                       -------------------------

      Retail - Jewelry (0.05%)
      Tiffany & Co                                                     10,100                           319,059
                                                                                       -------------------------

      Retail - Major Department Store (1.84%)
      JC Penney Co Inc                                                193,566                        12,186,915
                                                                                       -------------------------

      Retail - Office Supplies (0.22%)
      OfficeMax Inc                                                    34,942                         1,436,466
                                                                                       -------------------------

      Retail - Regional Department Store (0.03%)
      Dillard's Inc                                                     2,464                            73,994
      Federated Department Stores Inc                                   2,808                            98,589
                                                                                       -------------------------
                                                                                                        172,583
                                                                                       -------------------------
      Retail - Restaurants (0.03%)
      Wendy's International Inc                                         3,242                           195,039
                                                                                       -------------------------

      Savings & Loans - Thrifts (0.63%)
      Hudson City Bancorp Inc                                         323,270                         4,192,812
                                                                                       -------------------------

      Semiconductor Component - Integrated Circuits (0.00
      Analog Devices Inc                                                  220                             7,113
                                                                                       -------------------------

      Semiconductor Equipment (0.56%)
      Novellus Systems Inc (b)                                          2,400                            60,744
      Tessera Technologies Inc (a)(b)                                 115,849                         3,645,768
                                                                                       -------------------------
                                                                                                      3,706,512
                                                                                       -------------------------
      Steel - Producers (0.04%)
      United States Steel Corp                                          4,284                           270,192
                                                                                       -------------------------

      Steel - Specialty (0.47%)
      Allegheny Technologies Inc (a)                                   48,547                         3,101,668
                                                                                       -------------------------

      Telecommunication Equipment (0.12%)
      Lucent Technologies Inc (b)                                     379,122                           807,530
                                                                                       -------------------------

      Telecommunication Services (0.66%)
      Embarq Corp                                                      97,350                         4,405,087
                                                                                       -------------------------

      Telephone - Integrated (0.52%)
      CenturyTel Inc                                                   16,400                           632,548
      Citizens Communications Co                                       32,900                           422,107
      Qwest Communications International Inc (b)                      299,740                         2,394,923
                                                                                       -------------------------
                                                                                                      3,449,578
                                                                                       -------------------------
      Textile - Home Furnishings (0.04%)
      Mohawk Industries Inc (a)(b)                                      3,958                           273,181
                                                                                       -------------------------

      Tobacco (1.10%)
      Loews Corp - Carolina Group                                      13,300                           763,154
      Reynolds American Inc                                            48,056                         6,092,540
      UST Inc                                                           8,600                           434,730
                                                                                       -------------------------
                                                                                                      7,290,424
                                                                                       -------------------------
      Toys (0.09%)
      Hasbro Inc                                                       33,496                           626,375
                                                                                       -------------------------

      Transport - Equipment & Leasing (0.12%)
      GATX Corp                                                        20,420                           800,260
                                                                                       -------------------------

      Transport - Marine (0.05%)
      Overseas Shipholding Group                                        5,314                           342,168
                                                                                       -------------------------

      Transport - Rail (1.31%)
      CSX Corp                                                         29,611                         1,796,796
      Norfolk Southern Corp                                           146,434                         6,358,164
      Union Pacific Corp                                                5,900                           501,500
                                                                                       -------------------------
                                                                                                      8,656,460
                                                                                       -------------------------
      Transport - Services (0.14%)
      CH Robinson Worldwide Inc                                         2,461                           112,665
      FedEx Corp                                                        6,400                           670,144
      Laidlaw International Inc                                         4,300                           113,950
                                                                                       -------------------------
                                                                                                        896,759
                                                                                       -------------------------
      Transport - Truck (0.44%)
      JB Hunt Transport Services Inc                                   16,900                           347,633
      Swift Transportation Co Inc (a)(b)                               86,800                         2,321,900
      YRC Worldwide Inc (b)                                             6,463                           257,098
                                                                                       -------------------------
                                                                                                      2,926,631
                                                                                       -------------------------
      Travel Services (0.00%)
      Sabre Holdings Corp                                               1,482                            30,677
                                                                                       -------------------------

      Water (0.02%)
      Aqua America Inc                                                  7,141                           155,674
                                                                                       -------------------------

      Water Treatment Systems (0.04%)
      Nalco Holding Co (b)                                             15,005                           252,834
                                                                                       -------------------------


      Web Portals (0.02%)
      Yahoo! Inc (b)                                                    3,700                           100,418
                                                                                       -------------------------
      TOTAL COMMON STOCKS                                                           $               653,902,183
                                                                                       -------------------------
                                                         ncipal
                                                         mount                          Value
                                                         --------------------- ------- -------------------------
      MONEY MARKET FUNDS (13.09%)
      BNY Institutional Cash Reserve Fund (c)                      86,719,000                        86,719,000
                                                                                       -------------------------
      TOTAL MONEY MARKET FUNDS                                                      $                86,719,000
                                                                                       -------------------------
      Total Investments                                                             $               740,621,183
      Liabilities in Excess of Other Assets, Net - (11.79                                          (78,087,234)
                                                                                       -------------------------
      TOTAL NET ASSETS - 100.00%                                                    $               662,533,949
                                                                                       =========================
                                                                                       -------------------------

                                                                                       =========================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $       79,531,278
      Unrealized Depreciation                                                                  (21,037,023)
                                                                                            ----------------
      Net Unrealized Appreciation (Depreciation)                                                58,494,255
      Cost for federal income tax purposes                                                     682,126,928


      Portfolio Summary (unaudited)
      ----------------------------- --
      Sector                             Percent
      ----------------------------- -------------
      Financial                           43.50%
      Industrial                          13.00%
      Utilities                           12.32%
      Energy                              11.14%
      Consumer, Non-cyclical              10.79%
      Consumer, Cyclical                   8.59%
      Technology                           5.08%
      Basic Materials                      3.69%
      Communications                       3.68%
      Liabilities in Excess of         (-11.79%)
      Other Assets, Net
                                      -----------
      TOTAL NET ASSETS                   100.00%
                                      ===========




      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Blend Fund


                                                         Shares
                                                          Held                               Value
                                                      -------------------------- ------------------------------------
      COMMON STOCKS (99.90%)
      Aerospace & Defense (1.24%)
      Armor Holdings Inc (a)(b)                                          25,900                            $1,337,994
      MTC Technologies Inc (b)                                           28,000                              566,440
      Teledyne Technologies Inc (b)                                      25,100                              957,816
                                                                                      -------------------------------
                                                                                                           2,862,250
                                                                                      -------------------------------
      Aerospace & Defense Equipment (0.70%)
      DRS Technologies Inc                                               19,100                              884,139
      Orbital Sciences Corp (b)                                          40,200                              719,982
                                                                                      -------------------------------
                                                                                                           1,604,121
                                                                                      -------------------------------
      Apparel Manufacturers (1.25%)
      Carter's Inc (a)(b)                                                71,500                            1,559,415
      Phillips-Van Heusen                                                36,900                            1,311,057
                                                                                      -------------------------------
                                                                                                           2,870,472
                                                                                      -------------------------------
      Applications Software (0.61%)
      MRO Software Inc (a)(b)                                            24,100                              508,992
      Progress Software Corp (b)                                         39,300                              889,359
                                                                                      -------------------------------
                                                                                                           1,398,351
                                                                                      -------------------------------
      Athletic Footwear (0.36%)
      K-Swiss Inc (a)                                                    30,000                              839,100
                                                                                      -------------------------------

      Auto/Truck Parts & Equipment - Original (0.27%)
      ArvinMeritor Inc (a)                                               38,200                              628,772
                                                                                      -------------------------------

      Building - Maintenance & Service (0.74%)
      Healthcare Services Group                                          78,700                            1,700,707
                                                                                      -------------------------------

      Building - Mobile Home & Manufactured Housing
      (0.20%)
      Winnebago Industries (a)                                           16,100                              465,451
                                                                                      -------------------------------

      Building - Residential & Commercial (0.94%)
      NVR Inc (a)(b)                                                      3,300                            1,633,500
      Standard-Pacific Corp                                              23,900                              533,687
                                                                                      -------------------------------
                                                                                                           2,167,187
                                                                                      -------------------------------
      Building & Construction - Miscellaneous (0.24%)
      Builders FirstSource Inc (a)(b)                                    32,000                              555,840
                                                                                      -------------------------------

      Building & Construction Products - Miscellaneous
      (0.61%)
      NCI Building Systems Inc (a)(b)                                    13,600                              635,664
      USG Corp (a)(b)                                                    16,800                              778,848
                                                                                      -------------------------------
                                                                                                           1,414,512
                                                                                      -------------------------------
      Building Products - Air & Heating (0.48%)
      Lennox International Inc                                           48,100                            1,097,161
                                                                                      -------------------------------

      Building Products - Cement & Aggregate (1.15%)
      Eagle Materials Inc (a)                                            18,100                              650,876
      Florida Rock Industries Inc (a)                                    29,450                            1,120,867
      Texas Industries Inc                                               17,700                              874,026
                                                                                      -------------------------------
                                                                                                           2,645,769
                                                                                      -------------------------------

      Building Products - Wood (0.27%)
      Universal Forest Products Inc (a)                                  12,400                              629,796
                                                                                      -------------------------------

      Chemicals - Specialty (1.80%)
      Arch Chemicals Inc                                                 53,100                            1,881,864
      HB Fuller Co                                                       56,600                            2,262,868
                                                                                      -------------------------------
                                                                                                           4,144,732
                                                                                      -------------------------------
      Coal (0.27%)
      Massey Energy Co (a)                                               23,400                              625,248
                                                                                      -------------------------------

      Commercial Banks (3.86%)
      Cardinal Financial Corp                                            58,000                              618,860
      Corus Bankshares Inc (a)                                           45,300                            1,045,977
      East West Bancorp Inc                                              39,800                            1,605,930
      Fremont General Corp (a)                                           61,000                            1,082,750
      Hanmi Financial Corp                                               28,100                              535,024
      Integra Bank Corp (a)                                              28,000                              680,680
      Susquehanna Bancshares Inc                                         19,100                              461,838
      SVB Financial Group (a)(b)                                         14,800                              663,336
      Whitney Holding Corp                                               60,600                            2,187,054
                                                                                      -------------------------------
                                                                                                           8,881,449
                                                                                      -------------------------------
      Commercial Services (0.44%)
      First Advantage Corp (a)(b)                                        51,800                            1,014,244
                                                                                      -------------------------------

      Commercial Services - Finance (0.16%)
      Rewards Network Inc (a)(b)                                         81,600                              367,200
                                                                                      -------------------------------

      Communications Software (0.46%)
      Digi International Inc (a)(b)                                      85,300                            1,067,103
                                                                                      -------------------------------

      Computer Aided Design (0.36%)
      Ansys Inc (b)                                                      18,100                              830,609
                                                                                      -------------------------------

      Computer Services (1.15%)
      Factset Research Systems Inc                                       35,850                            1,573,815
      Manhattan Associates Inc (b)                                       25,500                              537,030
      Perot Systems Corp (b)                                             41,100                              547,452
                                                                                      -------------------------------
                                                                                                           2,658,297
                                                                                      -------------------------------
      Computer Software (0.55%)
      Blackbaud Inc (a)                                                  60,800                            1,268,288
                                                                                      -------------------------------

      Computers - Integrated Systems (2.52%)
      Agilysys Inc                                                       90,900                            1,424,403
      Intergraph Corp (b)                                                40,500                            1,438,965
      Kronos Inc/MA (a)(b)                                               15,600                              452,556
      Micros Systems Inc (b)                                             23,300                              932,000
      MTS Systems Corp                                                   42,400                            1,562,864
                                                                                      -------------------------------
                                                                                                           5,810,788
                                                                                      -------------------------------
      Computers - Memory Devices (0.65%)
      Komag Inc (a)(b)                                                   38,900                            1,490,259
                                                                                      -------------------------------

      Consulting Services (0.83%)
      Watson Wyatt Worldwide Inc                                         57,900                            1,908,384
                                                                                      -------------------------------


      Consumer Products - Miscellaneous (0.59%)
      CNS Inc (a)                                                        59,700                            1,356,384
                                                                                      -------------------------------

      Containers - Metal & Glass (0.61%)
      Silgan Holdings Inc                                                38,200                            1,413,782
                                                                                      -------------------------------

      Data Processing & Management (0.74%)
      Global Payments Inc                                                40,200                            1,710,108
                                                                                      -------------------------------

      Decision Support Software (0.24%)
      Cognos Inc (a)(b)                                                  17,500                              546,875
                                                                                      -------------------------------

      Diagnostic Kits (1.11%)
      Biosite Inc (a)(b)                                                 12,900                              502,842
      Idexx Laboratories Inc (b)                                         23,100                            2,044,350
                                                                                      -------------------------------
                                                                                                           2,547,192
                                                                                      -------------------------------
      Distribution & Wholesale (1.99%)
      Building Material Holding Corp (a)                                 78,000                            1,671,540
      Owens & Minor Inc                                                  23,600                              712,956
      United Stationers Inc (b)                                          22,100                            1,086,657
      Watsco Inc (a)                                                     25,200                            1,116,864
                                                                                      -------------------------------
                                                                                                           4,588,017
                                                                                      -------------------------------
      Diversified Manufacturing Operations (1.56%)
      Actuant Corp (a)                                                    8,100                              356,481
      Barnes Group Inc (a)                                               47,200                              802,872
      EnPro Industries Inc (a)(b)                                        77,700                            2,430,456
                                                                                      -------------------------------
                                                                                                           3,589,809
                                                                                      -------------------------------
      Diversified Operations & Commercial Services
      (0.33%)
      Chemed Corp (a)                                                    20,800                              765,024
                                                                                      -------------------------------

      Electric - Integrated (1.86%)
      Avista Corp (a)                                                    31,400                              784,372
      Central Vermont Public Service Corp                                21,400                              469,730
      CH Energy Group Inc (a)                                            13,500                              669,465
      Cleco Corp                                                         41,700                            1,030,824
      El Paso Electric Co (a)(b)                                         45,300                              992,976
      Idacorp Inc                                                         9,200                              342,976
                                                                                      -------------------------------
                                                                                                           4,290,343
                                                                                      -------------------------------
      Electronic Components - Miscellaneous (0.64%)
      Methode Electronics Inc                                           123,300                              986,400
      Sanmina-SCI Corp (b)                                              141,700                              490,282
                                                                                      -------------------------------
                                                                                                           1,476,682
                                                                                      -------------------------------
      Electronic Components - Semiconductors (0.78%)
      Omnivision Technologies Inc (a)(b)                                 38,300                              727,700
      Silicon Image Inc (b)                                             101,100                            1,069,638
                                                                                      -------------------------------
                                                                                                           1,797,338
                                                                                      -------------------------------
      Electronic Measurement Instruments (0.57%)
      Trimble Navigation Ltd (a)(b)                                      27,300                            1,311,219
                                                                                      -------------------------------

      Electronic Parts Distribution (0.39%)
      Arrow Electronics Inc (b)                                          31,500                              890,190
                                                                                      -------------------------------

      Electronic Security Devices (0.29%)
      American Science & Engineering Inc (a)(b)                          13,100                              664,301
                                                                                      -------------------------------


      Engineering - Research & Development Services
      (0.67%)
      Shaw Group Inc/The (a)(b)                                          37,200                              769,668
      URS Corp (b)                                                       19,700                              780,120
                                                                                      -------------------------------
                                                                                                           1,549,788
                                                                                      -------------------------------
      Engines - Internal Combustion (0.50%)
      Cummins Inc                                                         9,900                            1,158,300
                                                                                      -------------------------------

      Enterprise Software & Services (1.05%)
      Hyperion Solutions Corp (b)                                        29,050                              905,198
      Lawson Software Inc (a)(b)                                        110,000                              737,000
      Mantech International Corp (a)(b)                                  27,500                              775,225
                                                                                      -------------------------------
                                                                                                           2,417,423
                                                                                      -------------------------------
      Fiduciary Banks (0.52%)
      Boston Private Financial Holdings Inc                              47,300                            1,188,649
                                                                                      -------------------------------

      Filtration & Separation Products (0.45%)
      Clarcor Inc (a)                                                    36,800                            1,046,224
                                                                                      -------------------------------

      Finance - Consumer Loans (0.19%)
      Portfolio Recovery Associates (a)(b)                               10,100                              432,482
                                                                                      -------------------------------

      Finance - Credit Card (0.27%)
      CompuCredit Corp (a)(b)                                            19,200                              627,264
                                                                                      -------------------------------

      Finance - Investment Banker & Broker (0.83%)
      Investment Technology Group Inc (b)                                37,900                            1,908,644
                                                                                      -------------------------------

      Finance - Other Services (0.22%)
      GFI Group Inc (a)(b)                                                9,000                              516,240
                                                                                      -------------------------------

      Food - Baking (0.67%)
      Flowers Foods Inc (a)                                              54,400                            1,549,312
                                                                                      -------------------------------

      Food - Canned (0.51%)
      Del Monte Foods Co                                                112,500                            1,179,000
                                                                                      -------------------------------

      Food - Meat Products (0.35%)
      Premium Standard Farms Inc                                         48,000                              811,200
                                                                                      -------------------------------

      Food - Miscellaneous/Diversified (0.20%)
      Chiquita Brands International Inc                                  34,500                              463,680
                                                                                      -------------------------------

      Food - Wholesale & Distribution (0.30%)
      Performance Food Group Co (b)                                      24,400                              680,028
                                                                                      -------------------------------

      Footwear & Related Apparel (0.59%)
      Wolverine World Wide Inc                                           53,300                            1,355,952
                                                                                      -------------------------------

      Garden Products (0.51%)
      Toro Co (a)                                                        28,500                            1,180,185
                                                                                      -------------------------------

      Gas - Distribution (3.60%)
      Atmos Energy Corp (a)                                              66,900                            1,924,713
      Energen Corp                                                       41,300                            1,760,206
      New Jersey Resources Corp (a)                                      25,200                            1,258,236
      Northwest Natural Gas Co                                           25,800                              979,626

      Piedmont Natural Gas Co (a)                                        29,100                              749,034
      UGI Corp                                                           64,800                            1,610,280
                                                                                      -------------------------------
                                                                                                           8,282,095
                                                                                      -------------------------------
      Home Furnishings (0.57%)
      Furniture Brands International Inc (a)                             65,800                            1,319,948
                                                                                      -------------------------------

      Human Resources (0.60%)
      Labor Ready Inc (a)(b)                                             70,400                            1,148,224
      Spherion Corp (b)                                                  31,545                              239,742
                                                                                      -------------------------------
                                                                                                           1,387,966
                                                                                      -------------------------------
      Instruments - Controls (0.21%)
      Watts Water Technologies Inc (a)                                   16,600                              483,558
                                                                                      -------------------------------

      Internet Telephony (0.74%)
      j2 Global Communications Inc (a)(b)                                60,800                            1,702,400
                                                                                      -------------------------------

      Investment Management & Advisory Services (0.44%
      Calamos Asset Management Inc                                       37,800                            1,020,978
                                                                                      -------------------------------

      Lasers - Systems & Components (1.51%)
      Coherent Inc (a)(b)                                                55,400                            1,776,124
      Cymer Inc (a)(b)                                                   24,700                              966,264
      Rofin-Sinar Technologies Inc (b)                                   13,800                              742,854
                                                                                      -------------------------------
                                                                                                           3,485,242
                                                                                      -------------------------------
      Life & Health Insurance (0.80%)
      Delphi Financial Group                                             20,250                              771,323
      Presidential Life Corp (a)                                         37,700                              910,078
      Scottish Re Group Ltd (a)                                          40,900                              163,191
                                                                                      -------------------------------
                                                                                                           1,844,592
                                                                                      -------------------------------
      Machinery - General Industry (1.68%)
      Applied Industrial Technologies Inc                                43,350                            1,010,922
      Manitowoc Co Inc/The                                               37,200                            1,460,472
      Wabtec Corp                                                        53,000                            1,407,680
                                                                                      -------------------------------
                                                                                                           3,879,074
                                                                                      -------------------------------
      Medical - Biomedical/Gene (0.64%)
      Integra LifeSciences Holdings Corp (b)                             16,600                              611,876
      Keryx Biopharmaceuticals Inc (a)(b)                                74,600                              857,900
                                                                                      -------------------------------
                                                                                                           1,469,776
                                                                                      -------------------------------
      Medical - Drugs (0.12%)
      Viropharma Inc (a)(b)                                              35,800                              278,524
                                                                                      -------------------------------

      Medical - Generic Drugs (0.39%)
      Alpharma Inc                                                       39,700                              896,426
                                                                                      -------------------------------

      Medical - HMO (0.95%)
      Sierra Health Services Inc (a)(b)                                  50,600                            2,184,908
                                                                                      -------------------------------

      Medical - Hospitals (0.22%)
      Symbion Inc (a)(b)                                                 27,200                              511,632
                                                                                      -------------------------------

      Medical - Nursing Homes (0.77%)
      Kindred Healthcare Inc (a)(b)                                      66,700                            1,762,881
                                                                                      -------------------------------

      Medical - Outpatient & Home Medical Care (0.47%)
      Amedisys Inc (a)(b)                                                28,100                            1,073,139
                                                                                      -------------------------------

      Medical Instruments (0.48%)
      Datascope Corp                                                     19,000                              583,870
      DJO Inc (a)(b)                                                     12,900                              509,163
                                                                                      -------------------------------
                                                                                                           1,093,033
                                                                                      -------------------------------
      Medical Laser Systems (0.38%)
      Candela Corp (a)(b)                                                55,400                              864,240
                                                                                      -------------------------------

      Medical Products (1.86%)
      Haemonetics Corp/Mass (b)                                          25,300                            1,109,911
      HealthTronics Inc (a)(b)                                          171,800                            1,128,726
      Invacare Corp                                                      18,100                              380,643
      PolyMedica Corp                                                    26,500                            1,025,815
      Syneron Medical Ltd (a)(b)                                         32,500                              628,387
                                                                                      -------------------------------
                                                                                                           4,273,482
                                                                                      -------------------------------
      Metal - Iron (0.49%)
      Cleveland-Cliffs Inc (a)                                           31,200                            1,127,880
                                                                                      -------------------------------

      Metal Processors & Fabrication (1.58%)
      Commercial Metals Co                                               38,400                              871,296
      Mueller Industries Inc                                             23,200                              852,368
      Quanex Corp                                                        52,850                            1,917,927
                                                                                      -------------------------------
                                                                                                           3,641,591
                                                                                      -------------------------------
      Multimedia (0.24%)
      Journal Communications Inc                                         52,700                              555,985
                                                                                      -------------------------------

      Networking Products (1.17%)
      Anixter International Inc (a)                                      22,500                            1,240,425
      Netgear Inc (b)                                                    75,100                            1,453,185
                                                                                      -------------------------------
                                                                                                           2,693,610
                                                                                      -------------------------------
      Office Supplies & Forms (0.70%)
      John H Harland Co (a)                                              41,100                            1,615,641
                                                                                      -------------------------------

      Oil - Field Services (2.12%)
      Helix Energy Solutions Group Inc (a)(b)                            66,400                            2,588,936
      Oceaneering International Inc (a)(b)                               27,800                            1,215,416
      Superior Energy Services (b)                                       31,600                            1,082,300
                                                                                      -------------------------------
                                                                                                           4,886,652
                                                                                      -------------------------------
      Oil Company - Exploration & Production (3.46%)
      Callon Petroleum Co (b)                                            33,400                              622,910
      Cimarex Energy Co                                                  63,500                            2,592,705
      Swift Energy Co (a)(b)                                             37,900                            1,819,200
      Unit Corp (a)(b)                                                   36,000                            2,111,040
      W&T Offshore Inc                                                   24,200                              824,252
                                                                                      -------------------------------
                                                                                                           7,970,107
                                                                                      -------------------------------
      Oil Field Machinery & Equipment (0.48%)
      Dril-Quip Inc (a)(b)                                               13,100                            1,106,819
                                                                                      -------------------------------

      Oil Refining & Marketing (1.66%)
      Frontier Oil Corp                                                  74,000                            2,608,500
      Giant Industries Inc (b)                                           17,100                            1,221,111
                                                                                      -------------------------------
                                                                                                           3,829,611
                                                                                      -------------------------------
      Physician Practice Management (0.51%)
      Pediatrix Medical Group Inc (b)                                    27,400                            1,161,760
                                                                                      -------------------------------


      Power Converter & Supply Equipment (0.25%)
      Advanced Energy Industries Inc (b)                                 45,000                              582,300
                                                                                      -------------------------------

      Property & Casualty Insurance (2.62%)
      EMC Insurance Group Inc (a)                                        32,100                              937,962
      LandAmerica Financial Group Inc                                    20,400                            1,302,132
      Philadelphia Consolidated Holding Co (a)(b)                        33,600                            1,138,032
      Safety Insurance Group Inc (a)                                     15,400                              817,124
      SeaBright Insurance Holdings Inc (a)(b)                            68,400                              889,200
      Selective Insurance Group (a)                                      18,400                              938,400
                                                                                      -------------------------------
                                                                                                           6,022,850
                                                                                      -------------------------------
      Recreational Vehicles (0.33%)
      Polaris Industries Inc                                             20,100                              768,222
                                                                                      -------------------------------

      Recycling (0.48%)
      Metal Management Inc (a)                                           38,800                            1,105,024
                                                                                      -------------------------------

      Reinsurance (0.69%)
      Endurance Specialty Holdings Ltd                                   23,500                              713,460
      Platinum Underwriters Holdings Ltd                                 31,200                              882,648
                                                                                      -------------------------------
                                                                                                           1,596,108
                                                                                      -------------------------------
      REITS - Diversified (1.03%)
      CentraCore Properties Trust (a)                                    24,900                              641,424
      Colonial Properties Trust                                          18,600                              891,498
      Lexington Corporate Properties Trust                               42,300                              842,616
                                                                                      -------------------------------
                                                                                                           2,375,538
                                                                                      -------------------------------
      REITS - Healthcare (0.30%)
      Health Care REIT Inc                                               18,900                              683,991
                                                                                      -------------------------------

      REITS - Hotels (0.39%)
      Winston Hotels Inc                                                 73,800                              907,740
                                                                                      -------------------------------

      REITS - Office Property (0.54%)
      BioMed Realty Trust Inc                                            25,000                              745,250
      Corporate Office Properties Trust SBI MD                           11,000                              495,000
                                                                                      -------------------------------
                                                                                                           1,240,250
                                                                                      -------------------------------
      REITS - Shopping Centers (0.71%)
      Cedar Shopping Centers Inc                                         27,021                              409,638
      Equity One Inc (a)                                                 56,400                            1,233,468
                                                                                      -------------------------------
                                                                                                           1,643,106
                                                                                      -------------------------------
      Retail - Apparel & Shoe (2.84%)
      American Eagle Outfitters                                          38,200                            1,255,252
      Cato Corp/The (a)                                                  51,100                            1,242,752
      Childrens Place Retail Stores Inc/The (a)(b)                       18,200                            1,015,924
      Men's Wearhouse Inc (a)                                            37,600                            1,169,736
      Stein Mart Inc                                                     74,000                              953,860
      Tween Brands Inc (a)(b)                                            24,500                              911,890
                                                                                      -------------------------------
                                                                                                           6,549,414
                                                                                      -------------------------------
      Retail - Automobile (0.92%)
      Group 1 Automotive Inc (a)                                         16,000                              981,120
      Sonic Automotive Inc (a)                                           49,500                            1,138,500
                                                                                      -------------------------------
                                                                                                           2,119,620
                                                                                      -------------------------------
      Retail - Bookstore (0.28%)
      Barnes & Noble Inc                                                 19,400                              650,288
                                                                                      -------------------------------


      Retail - Computer Equipment (0.58%)
      GameStop Corp (b)                                                  35,500                            1,334,800
                                                                                      -------------------------------

      Retail - Convenience Store (0.77%)
      Casey's General Stores Inc                                         77,900                            1,762,877
                                                                                      -------------------------------

      Retail - Discount (0.22%)
      Fred's Inc                                                         42,500                              509,575
                                                                                      -------------------------------

      Retail - Drug Store (0.44%)
      Longs Drug Stores Corp                                             24,600                            1,011,552
                                                                                      -------------------------------

      Retail - Petroleum Products (0.53%)
      World Fuel Services Corp                                           25,800                            1,220,856
                                                                                      -------------------------------

      Retail - Restaurants (2.59%)
      CBRL Group Inc (a)                                                 15,800                              516,186
      Domino's Pizza Inc (a)                                             24,400                              554,856
      Jack in the Box Inc (a)(b)                                         41,800                            1,648,592
      Landry's Restaurants Inc                                           30,200                              854,358
      Lone Star Steakhouse & Saloon Inc                                  26,200                              612,818
      Sonic Corp (a)(b)                                                  89,800                            1,767,264
                                                                                      -------------------------------
                                                                                                           5,954,074
                                                                                      -------------------------------
      Retail - Sporting Goods (0.28%)
      Hibbett Sporting Goods Inc (a)(b)                                  32,550                              643,188
                                                                                      -------------------------------

      Savings & Loans - Thrifts (2.41%)
      Bankunited Financial Corp                                          46,200                            1,367,058
      Downey Financial Corp                                              21,100                            1,399,985
      FirstFed Financial Corp (a)(b)                                     29,700                            1,676,565
      Franklin Bank Corp/Houston TX (a)(b)                               56,400                            1,094,724
                                                                                      -------------------------------
                                                                                                           5,538,332
                                                                                      -------------------------------
      Seismic Data Collection (0.70%)
      Veritas DGC Inc (a)(b)                                             28,100                            1,609,287
                                                                                      -------------------------------

      Semiconductor Equipment (1.06%)
      Entegris Inc (a)(b)                                                86,600                              818,370
      Mattson Technology Inc (b)                                         57,700                              469,678
      Photronics Inc (b)                                                 46,900                              655,193
      Varian Semiconductor Equipment Associates Inc                      15,400                              488,180
      (a)(b)
                                                                                      -------------------------------
                                                                                                           2,431,421
                                                                                      -------------------------------
      Steel - Producers (1.98%)
      Reliance Steel & Aluminum Co                                       55,600                            1,993,260
      Ryerson Inc (a)                                                    63,900                            1,728,495
      Steel Technologies Inc (a)                                         36,500                              847,165
                                                                                      -------------------------------
                                                                                                           4,568,920
                                                                                      -------------------------------
      Telecommunication Equipment (0.85%)
      Comtech Telecommunications Corp (a)(b)                             54,300                            1,507,368
      Westell Technologies Inc (b)                                      197,100                              449,388
                                                                                      -------------------------------
                                                                                                           1,956,756
                                                                                      -------------------------------
      Telecommunication Services (0.54%)
      NeuStar Inc (a)(b)                                                 40,200                            1,240,572
                                                                                      -------------------------------

      Therapeutics (0.41%)
      MGI Pharma Inc (a)(b)                                              65,100                              951,111
                                                                                      -------------------------------


      Toys (0.41%)
      Marvel Entertainment Inc (a)(b)                                    53,500                              945,880
                                                                                      -------------------------------

      Transport - Marine (0.51%)
      General Maritime Corp (a)                                          32,200                            1,168,860
                                                                                      -------------------------------

      Transport - Services (0.92%)
      Bristow Group Inc (a)(b)                                           26,800                              908,252
      Pacer International Inc                                            40,700                            1,214,895
                                                                                      -------------------------------
                                                                                                           2,123,147
                                                                                      -------------------------------
      Transport - Truck (1.14%)
      Arkansas Best Corp                                                 34,100                            1,515,063
      Heartland Express Inc                                              28,533                              429,422
      Old Dominion Freight Line (b)                                      20,600                              671,148
                                                                                      -------------------------------
                                                                                                           2,615,633
                                                                                      -------------------------------
      Vitamins & Nutrition Products (1.09%)
      Mannatech Inc (a)                                                  24,300                              352,350
      NBTY Inc (b)                                                       43,600                            1,287,508
      USANA Health Sciences Inc (a)(b)                                   19,700                              873,695
                                                                                      -------------------------------
                                                                                                           2,513,553
                                                                                      -------------------------------
      Web Portals (0.23%)
      Earthlink Inc (a)(b)                                               73,600                              530,656
                                                                                      -------------------------------

      X-Ray Equipment (0.38%)
      Hologic Inc (a)(b)                                                 19,300                              866,763
                                                                                      -------------------------------
      TOTAL COMMON STOCKS                                                            $                   230,103,539
                                                                                      -------------------------------
                                                        Principal
                                                         Amount                              Value
                                                      -------------------------- ------------------------------------
      MONEY MARKET FUNDS (27.43%)
      BNY Institutional Cash Reserve Fund (c)                        63,188,000                           63,188,000
                                                                                      -------------------------------
      TOTAL MONEY MARKET FUNDS                                                       $                    63,188,000
                                                                                      -------------------------------
      Total Investments                                                              $                   293,291,539
      Liabilities in Excess of Other Assets, Net -                                                      (62,958,912)
      (27.33)%
                                                                                      -------------------------------
      TOTAL NET ASSETS - 100.00%                                                     $                   230,332,627
                                                                                      ===============================
                                                                                      -------------------------------

                                                                                      ===============================

      (a)  Security or a portion of the security
        was on loan at the end of the period.
      (b)  Non-Income Producing Security
      (c)  Security was purchased with the cash
        proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $        23,567,648
      Unrealized Depreciation                                                                   (20,314,161)
                                                                                          -----------------
      Net Unrealized Appreciation (Depreciation)                                                3,253,487
      Cost for federal income tax purposes                                                    290,038,052


      Portfolio Summary (unaudited)
      ----------------------------- -- ------------------------
      Sector                                           Percent
      ----------------------------- -- ------------------------
      Financial                                         43.25%
      Industrial                                        18.67%
      Consumer, Cyclical                                16.88%
      Consumer, Non-cyclical                            16.17%
      Technology                                        10.17%
      Energy                                             8.69%
      Utilities                                          5.46%
      Basic Materials                                    4.27%
      Communications                                     3.77%
      Liabilities in Excess of                       (-27.33%)
      Other Assets, Net
                                       ------------------------
      TOTAL NET ASSETS                                 100.00%
                                       ========================


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Growth Fund I

                                                         Shares
                                                          Held                               Value
                                                      -------------------------- -----------------------------------

     COMMON STOCKS (95.77%)
      Advanced Materials & Products (1.38%)
      Hexcel Corp (a)(b)                                                 87,200      $                     1,253,064
                                                                                      ------------------------------

      Apparel Manufacturers (1.18%)
      Carter's Inc (b)                                                   49,200                            1,073,052
                                                                                      ------------------------------

      Applications Software (2.46%)
      American Reprographics Co (b)                                      38,800                            1,240,824
      Quest Software Inc (b)                                             73,100                              999,277
                                                                                      ------------------------------
                                                                                                           2,240,101
                                                                                      ------------------------------
      Auto - Medium & Heavy Duty Trucks (0.49%)
      Oshkosh Truck Corp                                                 10,400                              445,952
                                                                                      ------------------------------

      Building & Construction Products - Miscellaneous
      (0.87%)
      Simpson Manufacturing Co Inc (a)                                   28,200                              789,600
                                                                                      ------------------------------

      Building Products - Cement & Aggregate (0.97%)
      US Concrete Inc (b)                                               101,100                              880,581
                                                                                      ------------------------------

      Commercial Banks (1.37%)
      Capitol Bancorp Ltd                                                 2,900                              115,710
      Community Bancorp/NV (b)                                           17,300                              582,664
      First Republic Bank/San Francisco CA                               12,800                              544,384
                                                                                      ------------------------------
                                                                                                           1,242,758
                                                                                      ------------------------------
      Commercial Services (0.67%)
      WNS Holdings Ltd ADR (b)                                           24,400                              612,440
                                                                                      ------------------------------

      Commercial Services - Finance (3.54%)
      Clayton Holdings Inc (b)                                           34,590                              451,399
      Euronet Worldwide Inc (a)(b)                                       40,900                            1,039,269
      Global Cash Access Holdings Inc (a)(b)                             44,500                              666,610
      Morningstar Inc (a)(b)                                             28,100                            1,064,147
                                                                                      ------------------------------
                                                                                                           3,221,425
                                                                                      ------------------------------
      Communications Software (1.36%)
      Witness Systems Inc (b)                                            77,400                            1,232,982
                                                                                      ------------------------------

      Computers - Integrated Systems (0.21%)
      Micros Systems Inc (b)                                              4,700                              188,000
                                                                                      ------------------------------

      Computers - Peripheral Equipment (1.58%)
      Electronics for Imaging (b)                                        71,300                            1,438,834
                                                                                      ------------------------------

      Consulting Services (1.74%)
      Huron Consulting Group Inc (b)                                     45,500                            1,577,940
                                                                                      ------------------------------

      Data Processing & Management (1.68%)
      Filenet Corp (b)                                                   47,900                            1,524,178
                                                                                      ------------------------------

      Diagnostic Kits (1.08%)
      Meridian Bioscience Inc                                            42,400                              890,400

      OraSure Technologies Inc (a)(b)                                    10,000                               93,400
                                                                                      ------------------------------
                                                                                                             983,800
                                                                                      ------------------------------
      Diversified Manufacturing Operations (0.44%)
      Actuant Corp (a)                                                    9,100                              400,491
                                                                                      ------------------------------

      E-Commerce - Products (1.37%)
      Nutri/System Inc (a)(b)                                            23,500                            1,243,620
                                                                                      ------------------------------

      Electronic Components - Semiconductors (2.27%)
      Microsemi Corp (b)                                                 29,700                              751,410
      ON Semiconductor Corp (a)(b)                                      116,400                              732,156
      Semtech Corp (b)                                                   45,100                              581,790
                                                                                      ------------------------------
                                                                                                           2,065,356
                                                                                      ------------------------------
      Energy - Alternate Sources (0.51%)
      Aventine Renewable Energy Holdings Inc (a)(b)                      15,700                              464,720
                                                                                      ------------------------------

      Enterprise Software & Services (1.70%)
      Informatica Corp (a)(b)                                           110,300                            1,540,891
                                                                                      ------------------------------

      Entertainment Software (0.75%)
      THQ Inc (a)(b)                                                     30,000                              680,700
                                                                                      ------------------------------

      Finance - Investment Banker & Broker (2.68%)
      Greenhill & Co Inc (a)                                             20,900                            1,211,364
      optionsXpress Holdings Inc                                         46,600                            1,219,988
                                                                                      ------------------------------
                                                                                                           2,431,352
                                                                                      ------------------------------
      Finance - Other Services (1.22%)
      GFI Group Inc (a)(b)                                               19,300                            1,107,048
                                                                                      ------------------------------

      Financial Guarantee Insurance (0.77%)
      Primus Guaranty Ltd (a)(b)                                         59,100                              697,380
                                                                                      ------------------------------

      Food - Miscellaneous/Diversified (0.78%)
      Hain Celestial Group Inc (b)                                       32,800                              708,480
                                                                                      ------------------------------

      Hazardous Waste Disposal (1.50%)
      Stericycle Inc (a)(b)                                              20,270                            1,361,739
                                                                                      ------------------------------

      Hotels & Motels (1.64%)
      Orient-Express Hotels Ltd                                          40,900                            1,490,805
                                                                                      ------------------------------

      Human Resources (2.73%)
      Administaff Inc                                                    37,000                            1,169,570
      Resources Connection Inc (a)(b)                                    55,500                            1,313,685
                                                                                      ------------------------------
                                                                                                           2,483,255
                                                                                      ------------------------------
      Internet Application Software (1.01%)
      DealerTrack Holdings Inc (b)                                       47,000                              921,670
                                                                                      ------------------------------

      Internet Connectivity Services (0.64%)
      Redback Networks Inc (b)                                           37,700                              582,842
                                                                                      ------------------------------

      Internet Content - Information & News (0.48%)
      LoopNet Inc (a)(b)                                                 32,200                              439,530
                                                                                      ------------------------------


      Investment Management & Advisory Services (1.23%
      Affiliated Managers Group Inc (a)(b)                               12,200                            1,116,910
                                                                                      ------------------------------

      Machinery - Construction & Mining (2.31%)
      Astec Industries Inc (b)                                           43,200                              915,840
      Bucyrus International Inc                                          24,300                            1,183,653
                                                                                      ------------------------------
                                                                                                           2,099,493
                                                                                      ------------------------------
      Machinery - General Industry (1.23%)
      IDEX Corp                                                          25,750                            1,118,838
                                                                                      ------------------------------

      Medical - Biomedical/Gene (0.80%)
      Coley Pharmaceutical Group Inc (a)(b)                               9,100                               99,008
      Nektar Therapeutics (a)(b)                                         20,900                              340,670
      PDL BioPharma Inc (a)(b)                                           10,500                              189,105
      Telik Inc (a)(b)                                                    5,600                               94,976
                                                                                      ------------------------------
                                                                                                             723,759
                                                                                      ------------------------------
      Medical - Drugs (1.00%)
      Cubist Pharmaceuticals Inc (a)(b)                                  29,900                              685,308
      Zymogenetics Inc (a)(b)                                            12,000                              226,440
                                                                                      ------------------------------
                                                                                                             911,748
                                                                                      ------------------------------
      Medical - HMO (1.11%)
      WellCare Health Plans Inc (b)                                      20,485                            1,004,994
                                                                                      ------------------------------

      Medical - Hospitals (0.49%)
      United Surgical Partners International (a)(b)                      17,900                              442,130
                                                                                      ------------------------------

      Medical - Outpatient & Home Medical Care (0.59%)
      LHC Group Inc (b)                                                  25,500                              539,070
                                                                                      ------------------------------

      Medical Instruments (3.97%)
      Abaxis Inc (a)(b)                                                  46,600                            1,056,422
      Arthrocare Corp (a)(b)                                             30,500                            1,343,220
      DexCom Inc (a)(b)                                                  37,200                              442,308
      Ventana Medical Systems Inc (b)                                    16,400                              764,404
                                                                                      ------------------------------
                                                                                                           3,606,354
                                                                                      ------------------------------
      Medical Laser Systems (0.04%)
      LCA-Vision Inc                                                        900                               38,835
                                                                                      ------------------------------

      Multimedia (1.24%)
      Entravision Communications Corp (b)                               144,900                            1,127,322
                                                                                      ------------------------------

      Office Furnishings - Original (1.46%)
      Knoll Inc                                                          76,900                            1,322,680
                                                                                      ------------------------------

      Oil - Field Services (4.04%)
      Core Laboratories NV (b)                                           19,220                            1,403,060
      Superior Well Services Inc (b)                                     17,250                              430,732
      Tesco Corp (b)                                                     29,100                              595,968
      W-H Energy Services Inc (b)                                        22,500                            1,237,950
                                                                                      ------------------------------
                                                                                                           3,667,710
                                                                                      ------------------------------
      Oil & Gas Drilling (0.49%)
      Helmerich & Payne Inc                                              16,200                              448,416
                                                                                      ------------------------------

      Oil Company - Exploration & Production (2.82%)
      Bill Barrett Corp (a)(b)                                           33,400                            1,032,728
      EXCO Resources Inc (b)                                             45,700                              590,444

      Range Resources Corp                                               33,400                              938,874
                                                                                      ------------------------------
                                                                                                           2,562,046
                                                                                      ------------------------------
      Oil Field Machinery & Equipment (3.89%)
      CARBO Ceramics Inc                                                 13,700                              532,793
      Dril-Quip Inc (a)(b)                                               14,900                            1,258,901
      FMC Technologies Inc (b)                                           12,700                              800,354
      Hydril (b)                                                         13,600                              942,072
                                                                                      ------------------------------
                                                                                                           3,534,120
                                                                                      ------------------------------
      Patient Monitoring Equipment (0.25%)
      Visicu Inc (a)(b)                                                  17,500                              227,850
                                                                                      ------------------------------

      Physical Therapy & Rehabilitation Centers (2.11%
      Psychiatric Solutions Inc (a)(b)                                   61,000                            1,920,890
                                                                                      ------------------------------

      Printing - Commercial (1.50%)
      VistaPrint Ltd (a)(b)                                              61,600                            1,362,592
                                                                                      ------------------------------

      Recreational Centers (1.70%)
      Life Time Fitness Inc (a)(b)                                       34,200                            1,549,260
                                                                                      ------------------------------

      Research & Development (0.92%)
      Senomyx Inc (a)(b)                                                 59,700                              836,397
                                                                                      ------------------------------

      Retail - Apparel & Shoe (0.71%)
      Under Armour Inc. - Class A (a)(b)                                 16,100                              646,415
                                                                                      ------------------------------

      Retail - Bedding (0.27%)
      Select Comfort Corp (a)(b)                                         12,250                              246,837
                                                                                      ------------------------------

      Retail - Catalog Shopping (2.42%)
      Coldwater Creek Inc (b)                                            49,450                              985,539
      MSC Industrial Direct Co                                           29,500                            1,216,285
                                                                                      ------------------------------
                                                                                                           2,201,824
                                                                                      ------------------------------
      Retail - Leisure Products (0.84%)
      MarineMax Inc (a)(b)                                               36,300                              764,115
                                                                                      ------------------------------

      Schools (2.54%)
      Laureate Education Inc (b)                                          9,660                              440,979
      Strayer Education Inc                                              17,200                            1,863,620
                                                                                      ------------------------------
                                                                                                           2,304,599
                                                                                      ------------------------------
      Schools - Day Care (1.81%)
      Bright Horizons Family Solutions Inc (b)                           42,800                            1,645,660
                                                                                      ------------------------------

      Semiconductor Component - Integrated Circuits
      (4.44%)
      Exar Corp (b)                                                      56,500                              731,675
      Integrated Device Technology Inc (b)                              121,500                            1,879,605
      Micrel Inc (a)(b)                                                 103,200                            1,102,176
      Vimicro International Corp ADR (a)(b)                              30,100                              323,575
                                                                                      ------------------------------
                                                                                                           4,037,031
                                                                                      ------------------------------
      Semiconductor Equipment (0.95%)
      Entegris Inc (a)(b)                                                91,400                              863,730
                                                                                      ------------------------------

      Telecommunication Equipment-Fiber Optics (2.01%)
      Essex Corp (a)(b)                                                  62,100                              953,856
      Oplink Communications Inc (b)                                      58,600                              873,140
                                                                                      ------------------------------
                                                                                                           1,826,996
                                                                                      ------------------------------

                                                                                      ------------------------------
      Telecommunication Services (0.78%)
      NTELOS Holdings Corp (b)                                           49,300                              712,385
                                                                                      ------------------------------

      Therapeutics (0.68%)
      BioMarin Pharmaceuticals Inc (a)(b)                                21,100                              308,271
      Neopharm Inc (a)(b)                                                28,400                              129,220
      Renovis Inc (a)(b)                                                 13,900                              175,835
                                                                                      ------------------------------
                                                                                                             613,326
                                                                                      ------------------------------
      Transactional Software (1.44%)
      VeriFone Holdings Inc (a)(b)                                       46,200                            1,305,150
                                                                                      ------------------------------

      Transport - Marine (1.40%)
      Kirby Corp (b)                                                     39,700                            1,274,767
                                                                                      ------------------------------

      Transport - Services (1.09%)
      UTi Worldwide Inc                                                  42,400                              987,920
                                                                                      ------------------------------

      Water Treatment Systems (0.04%)
      Basin Water Inc (a)(b)                                              4,000                               35,200
                                                                                      ------------------------------

      Web Portals (0.09%)
      Trizetto Group (a)(b)                                               6,000                               81,360
                                                                                      ------------------------------
      TOTAL COMMON STOCKS                                                            $                    87,033,315
                                                                                      ------------------------------
                                                        Principal
                                                         Amount                              Value
                                                      -------------------------- -----------------------------------
      MONEY MARKET FUNDS (22.02%)
      BNY Institutional Cash Reserve Fund (c)                        20,014,000                           20,014,000
                                                                                      ------------------------------
      TOTAL MONEY MARKET FUNDS                                                       $                    20,014,000
                                                                                      ------------------------------
      Total Investments                                                              $                   107,047,315
      Liabilities in Excess of Other Assets, Net -                                                      (16,165,764)
      (17.79)%
                                                                                      ------------------------------
      TOTAL NET ASSETS - 100.00%                                                     $                    90,881,551
                                                                                      ==============================
                                                                                      ------------------------------

                                                                                      ==============================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $         9,311,575
      Unrealized Depreciation                                                                   (8,445,425)
                                                                                           -----------------
      Net Unrealized Appreciation (Depreciation)                                                    866,150
      Cost for federal income tax purposes                                                      106,181,165


      Portfolio Summary (unaudited)
      ----------------------------- ------------- ------------------------
      Sector                                                      Percent
      ----------------------------- ------------- ------------------------
      Financial                                                    29.28%
      Consumer, Non-cyclical                                       28.35%
      Technology                                                   18.83%
      Energy                                                       11.75%
      Industrial                                                   11.23%
      Consumer, Cyclical                                           10.72%
      Communications                                                7.63%
      Liabilities in Excess of                                  (-17.79%)
      Other Assets, Net
                                                  ------------------------
      TOTAL NET ASSETS                                            100.00%
                                                  ========================


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Growth Fund II


                                                         Shares
                                                          Held                               Value
                                                      -------------------------- ------------------------------------

      COMMON STOCKS (96.85%)
      Advanced Materials & Products (0.17%)
      Ceradyne Inc (a)(b)                                                20,711      $                     1,012,561
                                                                                      -------------------------------

      Aerospace & Defense Equipment (1.82%)
      AAR Corp (a)(b)                                                   142,678                            3,378,615
      BE Aerospace Inc (b)                                              248,254                            6,144,286
      DRS Technologies Inc                                               26,857                            1,243,211
                                                                                      -------------------------------
                                                                                                          10,766,112
                                                                                      -------------------------------
      Apparel Manufacturers (1.05%)
      Guess ? Inc (b)                                                    39,349                            1,676,267
      Phillips-Van Heusen                                               128,402                            4,562,123
                                                                                      -------------------------------
                                                                                                           6,238,390
                                                                                      -------------------------------
      Applications Software (2.32%)
      MRO Software Inc (b)                                              187,565                            3,961,373
      Nuance Communications Inc (b)                                     315,764                            2,923,974
      PDF Solutions Inc (a)(b)                                           35,510                              400,908
      Progress Software Corp (a)(b)                                     141,723                            3,207,191
      VA Software Corp (a)(b)                                           210,711                              836,523
      Verint Systems Inc (b)                                             87,882                            2,403,573
                                                                                      -------------------------------
                                                                                                          13,733,542
                                                                                      -------------------------------
      Athletic Equipment (0.26%)
      Nautilus Inc (a)                                                  120,819                            1,517,487
                                                                                      -------------------------------

      Auto/Truck Parts & Equipment - Original (0.05%)
      American Axle & Manufacturing Holdings (a)                         16,283                              266,716
                                                                                      -------------------------------

      Batteries & Battery Systems (0.23%)
      Energy Conversion Devices Inc (a)(b)                               41,190                            1,386,044
                                                                                      -------------------------------

      Beverages - Non-Alcoholic (0.20%)
      Hansen Natural Corp (a)(b)                                         25,328                            1,164,835
                                                                                      -------------------------------

      Building - Residential & Commercial (0.46%)
      Hovnanian Enterprises Inc (a)(b)                                   50,558                            1,384,784
      Technical Olympic USA Inc (a)                                     113,824                            1,359,058
                                                                                      -------------------------------
                                                                                                           2,743,842
                                                                                      -------------------------------
      Building & Construction - Miscellaneous (0.19%)
      Layne Christensen Co (a)(b)                                        37,762                            1,096,608
                                                                                      -------------------------------

      Building & Construction Products - Miscellaneous
      (0.13%)
      Drew Industries Inc (a)(b)                                         33,520                              782,022
                                                                                      -------------------------------

      Building Products - Air & Heating (0.24%)
      Comfort Systems USA Inc                                           104,569                            1,439,915
                                                                                      -------------------------------

      Building Products - Light Fixtures (0.64%)
      Genlyte Group Inc (b)                                              54,350                            3,780,043
                                                                                      -------------------------------


      Chemicals - Other (0.11%)
      American Vanguard Corp (a)                                         45,903                              677,069
                                                                                      -------------------------------

      Chemicals - Plastics (0.24%)
      Landec Corp (b)                                                   145,713                            1,411,959
                                                                                      -------------------------------

      Circuit Boards (0.21%)
      Merix Corp (a)(b)                                                 119,140                            1,252,161
                                                                                      -------------------------------

      Coffee (0.16%)
      Peet's Coffee & Tea Inc (a)(b)                                     33,213                              942,253
                                                                                      -------------------------------

      Commercial Banks (2.69%)
      AmericanWest Bancorp                                               33,594                              715,552
      Prosperity Bancshares Inc                                          76,100                            2,676,437
      Seacost Banking Corp                                               12,300                              367,524
      Texas Capital Bancshares Inc (a)(b)                                93,969                            1,827,697
      UCBH Holdings Inc (a)                                             372,493                            6,213,183
      Wilshire Bancorp Inc (a)                                          127,489                            2,405,718
      Yardville National Bancorp (a)                                     49,728                            1,724,567
                                                                                      -------------------------------
                                                                                                          15,930,678
                                                                                      -------------------------------
      Commercial Services (1.01%)
      HMS Holdings Corp (b)                                              95,912                            1,076,133
      Providence Service Corp/The (a)(b)                                118,099                            2,901,692
      WNS Holdings Ltd ADR (b)                                           79,400                            1,992,940
                                                                                      -------------------------------
                                                                                                           5,970,765
                                                                                      -------------------------------
      Commercial Services - Finance (0.09%)
      Bankrate Inc (a)(b)                                                18,400                              553,656
                                                                                      -------------------------------

      Communications Software (0.36%)
      Smith Micro Software Inc (a)(b)                                   169,194                            2,158,915
                                                                                      -------------------------------

      Computer Aided Design (0.50%)
      Ansys Inc (b)                                                      64,115                            2,942,237
                                                                                      -------------------------------

      Computer Services (1.96%)
      CACI International Inc (a)(b)                                      70,699                            3,983,889
      Cognizant Technology Solutions Corp (b)                            64,100                            4,197,909
      Factset Research Systems Inc                                       61,829                            2,714,293
      LivePerson Inc (b)                                                169,691                              695,733
                                                                                      -------------------------------
                                                                                                          11,591,824
                                                                                      -------------------------------
      Computer Software (0.12%)
      Omniture Inc (a)(b)                                                94,400                              680,624
                                                                                      -------------------------------

      Computers - Integrated Systems (0.50%)
      Micros Systems Inc (b)                                             23,388                              935,520
      Radisys Corp (a)(b)                                                97,324                            2,052,563
                                                                                      -------------------------------
                                                                                                           2,988,083
                                                                                      -------------------------------
      Computers - Memory Devices (0.66%)
      M-Systems Flash Disk Pioneers (a)(b)                              108,946                            3,922,056
                                                                                      -------------------------------

      Computers - Peripheral Equipment (0.11%)
      Rimage Corp (a)(b)                                                 27,630                              672,791
                                                                                      -------------------------------

      Consulting Services (1.13%)
      Answerthink Inc (b)                                               154,259                              640,175

      CRA International Inc (b)                                          73,086                            3,304,218
      DiamondCluster International Inc (a)(b)                           152,302                            1,373,764
      Navigant Consulting Inc (a)(b)                                     72,000                            1,373,760
                                                                                      -------------------------------
                                                                                                           6,691,917
                                                                                      -------------------------------
      Consumer Products - Miscellaneous (0.56%)
      Central Garden and Pet Co (b)                                      83,272                            3,292,575
                                                                                      -------------------------------

      Data Processing & Management (0.30%)
      Fair Isaac Corp                                                    35,463                            1,197,940
      Schawk Inc (a)                                                     36,250                              600,300
                                                                                      -------------------------------
                                                                                                           1,798,240
                                                                                      -------------------------------
      Decision Support Software (0.59%)
      Interactive Intelligence Inc (a)(b)                                99,822                            1,348,595
      SPSS Inc (a)(b)                                                    79,924                            2,160,346
                                                                                      -------------------------------
                                                                                                           3,508,941
                                                                                      -------------------------------
      Diagnostic Equipment (1.53%)
      Gen-Probe Inc (b)                                                  85,887                            4,461,830
      Immucor Inc (b)                                                   131,339                            2,614,959
      Neurometrix Inc (a)(b)                                             61,400                            2,015,148
                                                                                      -------------------------------
                                                                                                           9,091,937
                                                                                      -------------------------------
      Diagnostic Kits (0.19%)
      Meridian Bioscience Inc                                            53,517                            1,123,857
                                                                                      -------------------------------

      Distribution & Wholesale (1.74%)
      Beacon Roofing Supply Inc (a)(b)                                   69,145                            1,264,662
      LKQ Corp (a)(b)                                                   126,023                            2,822,915
      WESCO International Inc (b)                                       106,816                            6,222,032
                                                                                      -------------------------------
                                                                                                          10,309,609
                                                                                      -------------------------------
      Diversified Manufacturing Operations (1.71%)
      Ameron International Corp                                          18,445                            1,039,007
      ESCO Technologies Inc (b)                                         172,499                            9,088,972
                                                                                      -------------------------------
                                                                                                          10,127,979
                                                                                      -------------------------------
      Drug Delivery Systems (0.35%)
      Penwest Pharmaceuticals Co (a)(b)                                  99,555                            2,070,744
                                                                                      -------------------------------

      E-Commerce - Products (1.31%)
      Nutri/System Inc (a)(b)                                           132,200                            6,996,024
      Stamps.com Inc (a)(b)                                              36,016                              734,366
                                                                                      -------------------------------
                                                                                                           7,730,390
                                                                                      -------------------------------
      Educational Software (1.11%)
      Blackboard Inc (a)(b)                                             193,766                            5,489,391
      SkillSoft PLC ADR (b)                                             184,397                            1,067,658
                                                                                      -------------------------------
                                                                                                           6,557,049
                                                                                      -------------------------------
      Electric Products - Miscellaneous (0.17%)
      Lamson & Sessions Co/The (a)(b)                                    35,832                            1,004,371
                                                                                      -------------------------------

      Electronic Components - Miscellaneous (1.29%)
      Benchmark Electronics Inc (b)                                     176,005                            4,282,202
      Technitrol Inc (a)                                                134,900                            3,342,822
                                                                                      -------------------------------
                                                                                                           7,625,024
                                                                                      -------------------------------
      Electronic Components - Semiconductors (2.47%)
      Amkor Technology Inc (a)(b)                                       164,833                            1,018,668
      Cree Inc (a)(b)                                                    36,506                              720,263
      Emcore Corp (a)(b)                                                160,800                            1,135,248
      Fairchild Semiconductor International Inc (b)                      62,000                            1,014,320
      Ikanos Communications Inc (b)                                     141,600                            1,961,160
      Microsemi Corp (a)(b)                                             216,953                            5,488,911
      Mindspeed Technologies Inc (a)(b)                                  53,675                               96,078
      Silicon Image Inc (a)(b)                                          240,894                            2,548,659
      Sirf Technology Holdings Inc (a)(b)                                33,100                              632,210
                                                                                      -------------------------------
                                                                                                          14,615,517
                                                                                      -------------------------------
      Electronic Design Automation (0.29%)
      Ansoft Corp (b)                                                    82,542                            1,715,223
                                                                                      -------------------------------

      Electronic Measurement Instruments (0.20%)
      Analogic Corp                                                      10,215                              467,234
      Measurement Specialties Inc (a)(b)                                 33,200                              719,112
                                                                                      -------------------------------
                                                                                                           1,186,346
                                                                                      -------------------------------
      Electronic Security Devices (0.42%)
      American Science & Engineering Inc (a)(b)                          17,982                              911,867
      Taser International Inc (a)(b)                                    217,391                            1,569,563
                                                                                      -------------------------------
                                                                                                           2,481,430
                                                                                      -------------------------------
      E-Marketing & Information (0.35%)
      24/7 Real Media Inc (a)(b)                                        257,716                            2,043,688
                                                                                      -------------------------------

      Energy - Alternate Sources (0.32%)
      KFX Inc (a)(b)                                                    122,949                            1,908,168
                                                                                      -------------------------------

      Engineering - Research & Development Services
      (0.61%)
      EMCOR Group Inc (b)                                                70,261                            3,619,847
                                                                                      -------------------------------

      Enterprise Software & Services (1.91%)
      Concur Technologies Inc (a)(b)                                     56,367                              736,153
      Neoware Inc (a)(b)                                                236,663                            2,929,888
      Omnicell Inc (a)(b)                                               100,511                            1,638,329
      Opnet Technologies Inc (b)                                        219,696                            2,781,351
      Ultimate Software Group Inc (b)                                   155,993                            3,235,295
                                                                                      -------------------------------
                                                                                                          11,321,016
                                                                                      -------------------------------
      Entertainment Software (0.38%)
      THQ Inc (a)(b)                                                    100,292                            2,275,625
                                                                                      -------------------------------

      E-Services - Consulting (0.88%)
      Corillian Corp (b)                                                302,467                              855,982
      Digital Insight Corp (a)(b)                                        79,402                            1,873,887
      Perficient Inc (a)(b)                                              76,853                              951,440
      Saba Software Inc (b)                                             147,496                              777,304
      WebSideStory Inc (a)(b)                                            62,712                              766,968
                                                                                      -------------------------------
                                                                                                           5,225,581
                                                                                      -------------------------------
      Fiduciary Banks (0.82%)
      Investors Financial Services Corp                                 108,625                            4,868,573
                                                                                      -------------------------------

      Finance - Consumer Loans (0.18%)
      Portfolio Recovery Associates (a)(b)                               25,195                            1,078,850
                                                                                      -------------------------------

      Finance - Investment Banker & Broker (0.18%)
      Thomas Weisel Partners Group Inc (a)(b)                            71,600                            1,076,864
                                                                                      -------------------------------

      Firearms & Ammunition (0.32%)
      Smith & Wesson Holding Corp (b)                                   232,100                            1,907,862
                                                                                      -------------------------------


      Food - Retail (0.24%)
      Wild Oats Markets Inc (a)(b)                                       79,312                            1,418,892
                                                                                      -------------------------------

      Food - Wholesale & Distribution (0.15%)
      United Natural Foods Inc (a)(b)                                    29,511                              889,462
                                                                                      -------------------------------

      Footwear & Related Apparel (0.71%)
      Bakers Footwear Group Inc (a)(b)                                   11,907                              140,384
      CROCS Inc (b)                                                      44,300                            1,225,781
      Iconix Brand Group Inc (a)(b)                                     204,506                            2,863,084
                                                                                      -------------------------------
                                                                                                           4,229,249
                                                                                      -------------------------------
      Gambling (Non-Hotel) (0.24%)
      Pinnacle Entertainment Inc (b)                                     51,300                            1,407,159
                                                                                      -------------------------------

      Hotels & Motels (0.75%)
      Orient-Express Hotels Ltd                                         122,380                            4,460,751
                                                                                      -------------------------------

      Housewares (0.40%)
      Lifetime Brands Inc (a)                                           117,253                            2,383,754
                                                                                      -------------------------------

      Human Resources (1.22%)
      Gevity HR Inc (a)                                                  54,600                            1,212,666
      Kenexa Corp (a)(b)                                                 78,108                            1,847,254
      Korn/Ferry International (a)(b)                                    61,562                            1,143,206
      Labor Ready Inc (a)(b)                                            186,321                            3,038,896
                                                                                      -------------------------------
                                                                                                           7,242,022
                                                                                      -------------------------------
      Industrial Automation & Robots (0.52%)
      Cognex Corp                                                       130,559                            3,081,192
                                                                                      -------------------------------

      Industrial Gases (1.04%)
      Airgas Inc                                                        170,200                            6,169,750
                                                                                      -------------------------------

      Instruments - Controls (0.02%)
      Spectrum Control Inc (b)                                           11,230                              109,829
                                                                                      -------------------------------

      Internet Application Software (0.52%)
      Cybersource Corp (a)(b)                                           106,721                            1,071,479
      WebEx Communications Inc (b)                                       58,507                            2,005,620
                                                                                      -------------------------------
                                                                                                           3,077,099
                                                                                      -------------------------------
      Internet Connectivity Services (0.50%)
      Internap Network Services Corp (a)(b)                              87,840                            1,067,256
      Redback Networks Inc (a)(b)                                       123,876                            1,915,123
                                                                                      -------------------------------
                                                                                                           2,982,379
                                                                                      -------------------------------
      Internet Content - Information & News (0.25%)
      LoopNet Inc (b)                                                     5,200                               70,980
      TheStreet.com Inc (a)                                             151,132                            1,423,663
                                                                                      -------------------------------
                                                                                                           1,494,643
                                                                                      -------------------------------
      Internet Financial Services (0.12%)
      Online Resources Corp (a)(b)                                       68,885                              722,604
                                                                                      -------------------------------

      Internet Infrastructure Software (0.20%)
      Opsware Inc (a)(b)                                                173,463                            1,205,568
                                                                                      -------------------------------

      Internet Security (0.79%)
      RSA Security Inc (b)                                              135,540                            3,738,193

      Secure Computing Corp (a)(b)                                      170,261                              946,651
                                                                                      -------------------------------
                                                                                                           4,684,844
                                                                                      -------------------------------
      Internet Telephony (0.67%)
      j2 Global Communications Inc (a)(b)                               142,400                            3,987,200
                                                                                      -------------------------------

      Lasers - Systems & Components (0.61%)
      Cymer Inc (b)                                                      25,200                              985,824
      II-VI Inc (b)                                                     141,769                            2,624,144
                                                                                      -------------------------------
                                                                                                           3,609,968
                                                                                      -------------------------------
      Lighting Products & Systems (0.16%)
      Color Kinetics Inc (a)(b)                                          55,285                              954,772
                                                                                      -------------------------------

      Machinery - Construction & Mining (0.94%)
      Bucyrus International Inc                                          44,120                            2,149,085
      JLG Industries Inc                                                190,257                            3,443,652
                                                                                      -------------------------------
                                                                                                           5,592,737
                                                                                      -------------------------------
      Machinery - General Industry (1.16%)
      DXP Enterprises (b)                                                27,501                              998,561
      Intevac Inc (a)(b)                                                 51,141                            1,077,541
      Middleby Corp (a)(b)                                               34,721                            2,715,877
      Wabtec Corp                                                        79,000                            2,098,240
                                                                                      -------------------------------
                                                                                                           6,890,219
                                                                                      -------------------------------
      Machinery - Material Handling (0.15%)
      Columbus McKinnon Corp/NY (a)(b)                                   48,128                              906,250
                                                                                      -------------------------------

      Machinery - Print Trade (0.09%)
      Presstek Inc (a)(b)                                                66,647                              535,175
                                                                                      -------------------------------

      Machinery Tools & Related Products (0.43%)
      Kennametal Inc                                                     47,500                            2,529,375
                                                                                      -------------------------------

      Medical - Biomedical/Gene (3.85%)
      Alexion Pharmaceuticals Inc (a)(b)                                 46,394                            1,594,098
      Charles River Laboratories International (a)(b)                    29,020                            1,030,210
      Digene Corp (a)(b)                                                 53,842                            2,272,671
      Illumina Inc (a)(b)                                               172,522                            6,595,516
      Keryx Biopharmaceuticals Inc (a)(b)                               146,367                            1,683,220
      Lifecell Corp (a)(b)                                              216,615                            6,188,691
      Telik Inc (a)(b)                                                  201,430                            3,416,253
                                                                                      -------------------------------
                                                                                                          22,780,659
                                                                                      -------------------------------
      Medical - Drugs (0.94%)
      Cardiome Pharma Corp (a)(b)                                        12,349                              150,534
      Cubist Pharmaceuticals Inc (a)(b)                                 108,300                            2,482,236
      Sciele Pharma Inc (a)(b)                                          142,678                            2,916,339
                                                                                      -------------------------------
                                                                                                           5,549,109
                                                                                      -------------------------------
      Medical - Hospitals (0.58%)
      Horizon Health Corp (a)(b)                                         47,756                              629,424
      United Surgical Partners International (b)                        112,826                            2,786,802
                                                                                      -------------------------------
                                                                                                           3,416,226
                                                                                      -------------------------------
      Medical - Outpatient & Home Medical Care (0.14%)
      NovaMed Inc (b)                                                   115,502                              857,025
                                                                                      -------------------------------

      Medical Imaging Systems (0.15%)
      Vital Images Inc (b)                                               39,840                              905,165
                                                                                      -------------------------------


      Medical Information Systems (0.53%)
      Allscripts Healthcare Solutions Inc (a)(b)                        163,900                            3,123,934
                                                                                      -------------------------------

      Medical Instruments (1.92%)
      Arthrocare Corp (a)(b)                                             96,878                            4,266,507
      DexCom Inc (a)(b)                                                  48,551                              577,271
      DJO Inc (a)(b)                                                     31,300                            1,235,411
      Kyphon Inc (a)(b)                                                  60,757                            2,069,384
      Micrus Endovascular Corp (b)                                       84,200                            1,099,652
      Natus Medical Inc (b)                                              55,088                              674,828
      Spectranetics Corp (a)(b)                                          69,500                              895,855
      Stereotaxis Inc (a)(b)                                             63,523                              543,122
                                                                                      -------------------------------
                                                                                                          11,362,030
                                                                                      -------------------------------
      Medical Laser Systems (0.17%)
      Biolase Technology Inc (a)                                        119,521                              981,267
                                                                                      -------------------------------

      Medical Products (1.03%)
      American Medical Systems Holdings Inc (b)                          18,753                              342,242
      Luminex Corp (a)(b)                                                70,581                            1,208,347
      ThermoGenesis Corp (b)                                            160,079                              605,099
      Viasys Healthcare Inc (a)(b)                                      153,979                            3,966,499
                                                                                      -------------------------------
                                                                                                           6,122,187
                                                                                      -------------------------------
      Metal Processors & Fabrication (0.16%)
      Ladish Co Inc (a)(b)                                               27,790                              944,860
                                                                                      -------------------------------

      Miscellaneous Manufacturers (0.13%)
      Portec Rail Products Inc                                           65,245                              787,507
                                                                                      -------------------------------

      Motion Pictures & Services (0.15%)
      Lions Gate Entertainment Corp (b)                                  97,950                              909,956
                                                                                      -------------------------------

      Networking Products (1.15%)
      Atheros Communications Inc (a)(b)                                 191,773                            3,168,090
      Foundry Networks Inc (b)                                          132,343                            1,371,073
      Ixia (a)(b)                                                       248,300                            2,301,741
                                                                                      -------------------------------
                                                                                                           6,840,904
                                                                                      -------------------------------
      Oil - Field Services (3.37%)
      Core Laboratories NV (b)                                           33,522                            2,447,106
      Helix Energy Solutions Group Inc (a)(b)                            84,888                            3,309,783
      Hercules Offshore Inc (a)(b)                                       81,544                            2,914,383
      Superior Energy Services (b)                                       78,400                            2,685,200
      Tetra Technologies Inc (b)                                        285,467                            8,167,211
      Warrior Energy Service Corp (a)(b)                                 21,100                              456,604
                                                                                      -------------------------------
                                                                                                          19,980,287
                                                                                      -------------------------------
      Oil & Gas Drilling (0.85%)
      Atwood Oceanics Inc (a)(b)                                         36,092                            1,693,798
      Patterson-UTI Energy Inc                                          117,547                            3,328,931
                                                                                      -------------------------------
                                                                                                           5,022,729
                                                                                      -------------------------------
      Oil Company - Exploration & Production (1.87%)
      EXCO Resources Inc (a)(b)                                         286,463                            3,701,102
      Parallel Petroleum Corp (a)(b)                                     27,400                              683,904
      PetroHawk Energy Corp (b)                                         324,972                            3,808,672
      Quicksilver Resources Inc (a)(b)                                   55,577                            1,965,203
      Toreador Resources Corp (a)(b)                                     34,799                              895,378
                                                                                      -------------------------------
                                                                                                          11,054,259
                                                                                      -------------------------------

      Oil Field Machinery & Equipment (0.24%)
      Dresser-Rand Group Inc (b)                                         62,305                            1,418,685
                                                                                      -------------------------------

      Paper & Related Products (0.15%)
      Glatfelter (a)                                                     56,564                              882,398
                                                                                      -------------------------------

      Patient Monitoring Equipment (0.43%)
      Aspect Medical Systems Inc (a)(b)                                  73,978                            1,083,778
      Somanetics Corp (a)(b)                                             85,927                            1,454,744
      Visicu Inc (a)(b)                                                   2,809                               36,573
                                                                                      -------------------------------
                                                                                                           2,575,095
                                                                                      -------------------------------
      Physical Therapy & Rehabilitation Centers(1.74%)
      Psychiatric Solutions Inc (a)(b)                                  326,780                           10,290,302
                                                                                      -------------------------------

      Physician Practice Management (1.20%)
      Pediatrix Medical Group Inc (b)                                   168,001                            7,123,242
                                                                                      -------------------------------

      Property & Casualty Insurance (0.33%)
      Argonaut Group Inc (a)(b)                                          36,447                            1,062,794
      United America Indemnity Ltd (b)                                   44,066                              913,929
                                                                                      -------------------------------
                                                                                                           1,976,723
                                                                                      -------------------------------
      Publicly Traded Investment Fund (0.11%)
      iShares Russell 2000 Index Fund (a)                                 9,700                              675,993
                                                                                      -------------------------------

      REITS - Apartments (0.08%)
      Mid-America Apartment Communities Inc                               8,400                              479,808
                                                                                      -------------------------------

      REITS - Healthcare (0.80%)
      Ventas Inc                                                        133,012                            4,752,519
                                                                                      -------------------------------

      REITS - Office Property (0.36%)
      BioMed Realty Trust Inc                                            72,194                            2,152,103
                                                                                      -------------------------------

      Rental - Auto & Equipment (0.96%)
      Aaron Rents Inc (a)                                               158,800                            3,833,432
      H&E Equipment Services Inc (a)(b)                                  69,705                            1,845,788
                                                                                      -------------------------------
                                                                                                           5,679,220
                                                                                      -------------------------------
      Research & Development (0.47%)
      Kendle International Inc (a)(b)                                    60,953                            1,771,904
      Parexel International Corp (b)                                     33,446                              992,343
                                                                                      -------------------------------
                                                                                                           2,764,247
                                                                                      -------------------------------
      Respiratory Products (0.86%)
      Resmed Inc (a)(b)                                                 109,388                            5,076,697
                                                                                      -------------------------------

      Retail - Apparel & Shoe (3.79%)
      Aeropostale Inc (b)                                               179,279                            4,967,821
      Cache Inc. (a)(b)                                                 100,734                            1,814,219
      Childrens Place Retail Stores Inc/The (a)(b)                       86,469                            4,826,700
      Christopher & Banks Corp                                          236,573                            6,668,993
      Dress Barn Inc (b)                                                 38,266                              825,780
      DSW Inc (a)(b)                                                     36,580                            1,255,792
      Stein Mart Inc                                                     70,570                              909,647
      Wet Seal Inc/The (a)(b)                                           249,645                            1,155,856
                                                                                      -------------------------------
                                                                                                          22,424,808
                                                                                      -------------------------------

      Retail - Music Store (0.42%)
      Guitar Center Inc (a)(b)                                           57,993                            2,465,862
                                                                                      -------------------------------

      Retail - Pet Food & Supplies (0.51%)
      Petco Animal Supplies Inc (b)                                     106,841                            2,999,027
                                                                                      -------------------------------

      Retail - Petroleum Products (0.20%)
      World Fuel Services Corp                                           24,700                            1,168,804
                                                                                      -------------------------------

      Retail - Restaurants (1.52%)
      California Pizza Kitchen Inc (a)(b)                               126,544                            3,342,027
      CKE Restaurants Inc (a)                                           262,232                            4,038,373
      Cosi Inc (b)                                                       89,616                              450,768
      Panera Bread Co (a)(b)                                             22,045                            1,153,174
                                                                                      -------------------------------
                                                                                                           8,984,342
                                                                                      -------------------------------
      Retail - Sporting Goods (0.12%)
      Hibbett Sporting Goods Inc (a)(b)                                  35,652                              704,484
                                                                                      -------------------------------

      Rubber & Plastic Products (0.28%)
      PW Eagle Inc (a)                                                   57,408                            1,667,702
                                                                                      -------------------------------

      Savings & Loans - Thrifts (0.54%)
      Bankunited Financial Corp                                          57,547                            1,702,816
      Harbor Florida Bancshares Inc                                      33,532                            1,482,785
                                                                                      -------------------------------
                                                                                                           3,185,601
                                                                                      -------------------------------
      Schools (0.07%)
      Educate Inc (a)(b)                                                 73,778                              426,437
                                                                                      -------------------------------

      Semiconductor Component - Integrated Circuits
      (1.49%)
      Anadigics Inc (a)(b)                                              226,414                            1,249,805
      Exar Corp (b)                                                     114,387                            1,481,312
      Hittite Microwave Corp (b)                                         69,400                            2,828,050
      Power Integrations Inc (a)(b)                                      89,294                            1,419,774
      Standard Microsystems Corp (a)(b)                                  69,517                            1,847,762
                                                                                      -------------------------------
                                                                                                           8,826,703
                                                                                      -------------------------------
      Semiconductor Equipment (2.19%)
      BTU International Inc (a)(b)                                       60,645                              645,263
      Entegris Inc (a)(b)                                               121,400                            1,147,230
      Formfactor Inc (b)                                                 47,001                            2,014,933
      LTX Corp (a)(b)                                                   134,080                              724,032
      Nextest Systems Corp (a)(b)                                        47,881                              655,970
      Photronics Inc (a)(b)                                             113,012                            1,578,778
      Rudolph Technologies Inc (b)                                      162,798                            2,264,520
      Semitool Inc (a)(b)                                               176,616                            1,568,350
      Varian Semiconductor Equipment Associates Inc                      44,845                            1,421,586
      (a)(b)
      Veeco Instruments Inc (a)(b)                                       41,700                              929,076
                                                                                      -------------------------------
                                                                                                          12,949,738
                                                                                      -------------------------------
      Steel - Producers (0.67%)
      Steel Dynamics Inc                                                 68,253                            3,960,039
                                                                                      -------------------------------

      Steel - Specialty (0.43%)
      Allegheny Technologies Inc                                         39,800                            2,542,822
                                                                                      -------------------------------

      Storage & Warehousing (0.25%)
      Mobile Mini Inc (a)(b)                                             48,300                            1,478,946
                                                                                      -------------------------------


      Telecommunication Equipment (1.35%)
      Arris Group Inc (b)                                               198,561                            2,122,617
      Nice Systems Ltd ADR (b)                                          178,217                            4,671,068
      Sirenza Microdevices Inc (a)(b)                                   125,153                            1,187,702
      Tut Systems Inc (a)(b)                                             32,600                               35,860
                                                                                      -------------------------------
                                                                                                           8,017,247
                                                                                      -------------------------------
      Telecommunication Equipment-Fiber Optics (0.58%)
      Exfo Electro Optical Engineering Inc (b)                           71,900                              373,880
      Finisar Corp (a)(b)                                               506,800                            1,419,040
      Oplink Communications Inc (a)(b)                                  110,600                            1,647,940
                                                                                      -------------------------------
                                                                                                           3,440,860
                                                                                      -------------------------------
      Telecommunication Services (0.36%)
      First Avenue Networks Inc (a)(b)                                   30,700                              247,135
      NeuStar Inc (b)                                                    60,818                            1,876,844
                                                                                      -------------------------------
                                                                                                           2,123,979
                                                                                      -------------------------------
      Therapeutics (1.10%)
      BioMarin Pharmaceuticals Inc (a)(b)                                94,100                            1,374,801
      CV Therapeutics Inc (a)(b)                                         94,920                            1,162,770
      Isis Pharmaceuticals Inc (a)(b)                                   198,886                            1,195,305
      Nuvelo Inc (a)(b)                                                  89,963                            1,529,371
      Renovis Inc (a)(b)                                                101,190                            1,280,053
                                                                                      -------------------------------
                                                                                                           6,542,300
                                                                                      -------------------------------
      Toys (0.17%)
      Marvel Entertainment Inc (a)(b)                                    55,800                              986,544
                                                                                      -------------------------------

      Transactional Software (0.08%)
      Bottomline Technologies Inc (a)(b)                                 61,728                              459,256
                                                                                      -------------------------------

      Transport - Services (1.32%)
      Dynamex Inc (a)(b)                                                 61,912                            1,296,437
      HUB Group Inc (b)                                                 165,800                            3,743,764
      UTi Worldwide Inc                                                 118,291                            2,756,181
                                                                                      -------------------------------
                                                                                                           7,796,382
                                                                                      -------------------------------
      Transport - Truck (2.05%)
      Forward Air Corp                                                  103,150                            3,310,083
      Landstar System Inc                                               121,190                            5,173,601
      Old Dominion Freight Line (a)(b)                                  112,903                            3,678,380
                                                                                      -------------------------------
                                                                                                          12,162,064
                                                                                      -------------------------------
      Veterinary Diagnostics (1.53%)
      Neogen Corp (b)                                                    47,956                              944,253
      VCA Antech Inc (b)                                                231,377                            8,091,254
                                                                                      -------------------------------
                                                                                                           9,035,507
                                                                                      -------------------------------
      Web Hosting & Design (0.14%)
      NIC Inc (a)(b)                                                    153,459                              845,559
                                                                                      -------------------------------

      Web Portals (0.15%)
      Earthlink Inc (a)(b)                                              121,323                              874,739
                                                                                      -------------------------------

      Wireless Equipment (0.96%)
      SBA Communications Corp (b)                                        62,800                            1,499,664
      Sierra Wireless (a)(b)                                             84,292                            1,043,535
      Stratex Networks Inc (b)                                          394,248                            1,383,810
      Viasat Inc (a)(b)                                                  70,200                            1,733,940
                                                                                      -------------------------------
                                                                                                           5,660,949
                                                                                      -------------------------------

      Wound, Burn & Skin Care (0.19%)
      NUCRYST Pharmaceuticals Corp (a)(b)                                74,991                            1,118,866
                                                                                      -------------------------------
      TOTAL COMMON STOCKS                                                            $                   573,780,007
                                                                                      -------------------------------
                                                        Principal
                                                         Amount                              Value
                                                      -------------------------- ------------------------------------
      MONEY MARKET FUNDS (28.19%)
      BNY Institutional Cash Reserve Fund (c)                       166,977,000                          166,977,000
                                                                                      -------------------------------
      TOTAL MONEY MARKET FUNDS                                                       $                   166,977,000
                                                                                      -------------------------------
      Total Investments                                                              $                   740,757,007
      Liabilities in Excess of Other Assets, Net -                                                     (148,330,437)
      (25.04)%
                                                                                      -------------------------------
      TOTAL NET ASSETS - 100.00%                                                     $                   592,426,570
                                                                                      ===============================
                                                                                      -------------------------------


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                     $84,386,330
      Unrealized Depreciation                                                                    (48,411,410)
                                                                                             -----------------
      Net Unrealized Appreciation (Depreciation)                                                   35,974,920
      Cost for federal income tax purposes                                                        704,782,087


      Portfolio Summary (unaudited)
      ----------------------------- ------------ ------------------------
      Sector                                                     Percent
      ----------------------------- ------------ ------------------------
      Financial                                                   34.18%
      Consumer, Non-cyclical                                      24.15%
      Technology                                                  17.87%
      Industrial                                                  16.38%
      Consumer, Cyclical                                          12.77%
      Communications                                              10.29%
      Energy                                                       6.65%
      Basic Materials                                              2.64%
      Funds                                                        0.11%
      Liabilities in Excess of                                 (-25.04%)
      Other Assets, Net
                                                 ------------------------
      TOTAL NET ASSETS                                           100.00%
                                                 ========================



      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Growth Fund III        .



                                                         Shares
                                                          Held              Value
                                                      -------------- -- ---------------
      COMMON STOCKS (98.51%)
      Apparel Manufacturers (2.65%)
      Columbia Sportswear Co (a)(b)                           8,800  $         437,536
      Quiksilver Inc (a)(b)                                 372,100          4,818,695
                                                                        ---------------
                                                                             5,256,231
                                                                        ---------------
      Applications Software (1.47%)
      Red Hat Inc (b)                                        63,300          1,498,944
      Salesforce.com Inc (a)(b)                              55,300          1,421,210
                                                                        ---------------
                                                                             2,920,154
                                                                        ---------------
      Audio & Video Products (2.07%)
      Harman International Industries Inc                    51,200          4,106,240
                                                                        ---------------

      Batteries & Battery Systems (0.18%)
      Energy Conversion Devices Inc (a)(b)                   10,400            349,960
                                                                        ---------------

      Broadcasting Services & Programming (0.55%)
      CKX Inc (a)(b)                                         92,800          1,089,472
                                                                        ---------------

      Building - Heavy Construction (0.37%)
      Granite Construction Inc (a)                           16,900            734,981
                                                                        ---------------

      Building - Residential & Commercial (0.97%)
      Meritage Homes Corp (a)(b)                             35,300          1,368,581
      Technical Olympic USA Inc (a)                          45,375            541,778
                                                                        ---------------
                                                                             1,910,359
                                                                        ---------------
      Chemicals - Specialty (1.13%)
      Symyx Technologies (b)                                 90,800          2,234,588
                                                                        ---------------

      Commercial Banks (3.29%)
      East West Bancorp Inc                                  48,000          1,936,800
      SVB Financial Group (a)(b)                             87,300          3,912,786
      Wintrust Financial Corp (a)                            14,000            672,140
                                                                        ---------------
                                                                             6,521,726
                                                                        ---------------
      Commercial Services (1.84%)
      Weight Watchers International Inc                      91,200          3,648,912
                                                                        ---------------

      Commercial Services - Finance (0.32%)
      Morningstar Inc (a)(b)                                 16,700            632,429
                                                                        ---------------

      Communications Software (0.37%)
      Avid Technology Inc (a)(b)                             20,700            729,468
                                                                        ---------------

      Computer Aided Design (0.22%)
      Parametric Technology Corp (b)                         28,640            442,774
                                                                        ---------------

      Computer Services (0.67%)
      Factset Research Systems Inc                           14,400            632,160
      Manhattan Associates Inc (b)                           32,600            686,556
                                                                        ---------------
                                                                             1,318,716
                                                                        ---------------

      Computers - Integrated Systems (0.49%)
      Jack Henry & Associates Inc (a)                        51,200            966,144
                                                                        ---------------

      Computers - Memory Devices (0.35%)
      Western Digital Corp (a)(b)                            39,600            694,584
                                                                        ---------------

      Consulting Services (0.30%)
      Huron Consulting Group Inc (b)                         17,300            599,964
                                                                        ---------------

      Data Processing & Management (1.32%)
      SEI Investments Co                                     53,300          2,604,238
                                                                        ---------------

      Decision Support Software (2.06%)
      Wind River Systems Inc (a)(b)                         492,100          4,069,667
                                                                        ---------------

      Drug Delivery Systems (0.43%)
      Depomed Inc (a)(b)                                    185,800            854,680
                                                                        ---------------

      E-Commerce - Services (0.79%)
      Move Inc (b)                                          356,000          1,566,400
                                                                        ---------------

      Electronic Components - Miscellaneous (2.84%)
      Flextronics International Ltd (b)                     495,600          5,620,104
                                                                        ---------------

      Electronic Components - Semiconductors (8.25%)
      Altera Corp (b)                                       491,400          8,506,134
      Cree Inc (a)(b)                                       105,300          2,077,569
      Intersil Corp                                          50,300          1,182,553
      Lattice Semiconductor Corp (b)                        391,100          2,307,490
      Pixelworks Inc (a)(b)                                 208,900            453,313
      Skyworks Solutions Inc (a)(b)                         414,900          1,821,411
                                                                        ---------------
                                                                            16,348,470
                                                                        ---------------
      Electronic Design Automation (1.50%)
      Synopsys Inc (b)                                      165,900          2,969,610
                                                                        ---------------

      E-Marketing & Information (1.67%)
      aQuantive Inc (a)(b)                                  161,700          3,314,850
                                                                        ---------------

      Enterprise Software & Services (0.17%)
      Advent Software Inc (b)                                10,900            340,298
                                                                        ---------------

      Entertainment Software (2.17%)
      Activision Inc (b)                                     86,500          1,033,675
      THQ Inc (a)(b)                                        144,150          3,270,764
                                                                        ---------------
                                                                             4,304,439
                                                                        ---------------
      Finance - Investment Banker & Broker (5.82%)
      E*Trade Financial Corp (b)                            302,700          7,055,937
      Greenhill & Co Inc (a)                                 46,300          2,683,548
      Jefferies Group Inc                                    68,900          1,790,022
                                                                        ---------------
                                                                            11,529,507
                                                                        ---------------
      Finance - Mortgage Loan/Banker (1.03%)
      Accredited Home Lenders Holding Co (a)(b)              44,900          2,035,317
                                                                        ---------------

      Footwear & Related Apparel (1.25%)
      CROCS Inc (a)(b)                                       89,600          2,479,232
                                                                        ---------------


      Health Care Cost Containment (0.90%)
      Healthspring Inc (b)                                   96,200          1,790,282
                                                                        ---------------

      Hotels & Motels (0.93%)
      Four Seasons Hotels Inc (a)                            33,500          1,842,835
                                                                        ---------------

      Identification Systems - Development (0.51%)
      Identix Inc (b)                                       128,100          1,014,552
                                                                        ---------------

      Industrial Audio & Video Products (0.66%)
      Sonic Solutions Inc (a)(b)                             91,900          1,305,899
                                                                        ---------------

      Instruments - Scientific (0.21%)
      FEI Co (a)(b)                                          19,100            415,998
                                                                        ---------------

      Internet Application Software (0.95%)
      eResearch Technology Inc (a)(b)                       221,300          1,872,198
                                                                        ---------------

      Internet Content - Information & News (1.42%)
      CNET Networks Inc (a)(b)                              333,800          2,817,272
                                                                        ---------------

      Internet Security (1.08%)
      Checkfree Corp (b)                                     48,000          2,136,000
                                                                        ---------------

      Investment Management &Advisory Services (2.55%)
      Affiliated Managers Group Inc (a)(b)                   24,300          2,224,665
      Calamos Asset Management Inc                           38,500          1,039,885
      Nuveen Investments Inc                                 37,400          1,776,126
                                                                        ---------------
                                                                             5,040,676
                                                                        ---------------
      Medical - Biomedical/Gene (2.14%)
      Affymetrix Inc (a)(b)                                  67,200          1,449,504
      Metabasis Therapeutics Inc (b)                         22,661            145,030
      Replidyne Inc (b)                                      19,900            191,040
      Telik Inc (a)(b)                                      144,200          2,445,632
                                                                        ---------------
                                                                             4,231,206
                                                                        ---------------
      Medical - Drugs (7.93%)
      Cephalon Inc (a)(b)                                   131,100          8,618,514
      Cubist Pharmaceuticals Inc (a)(b)                     142,500          3,266,100
      Endo Pharmaceuticals Holdings Inc (b)                 102,700          3,190,889
      Kos Pharmaceuticals Inc (b)                            15,000            620,100
                                                                        ---------------
                                                                            15,695,603
                                                                        ---------------
      Medical - Generic Drugs (1.53%)
      Barr Pharmaceuticals Inc (b)                           60,800          3,025,408
                                                                        ---------------

      Medical - Hospitals (1.42%)
      Universal Health Services Inc                          50,300          2,816,800
                                                                        ---------------

      Medical Instruments (0.65%)
      Beckman Coulter Inc                                    22,400          1,282,400
                                                                        ---------------

      Multimedia (0.33%)
      Martha Stewart Living Omnimedia (a)(b)                 38,500            652,960
                                                                        ---------------

      Networking Products (4.88%)
      Polycom Inc (a)(b)                                    435,100          9,659,220
                                                                        ---------------


      Office Furnishings - Original (2.22%)
      Herman Miller Inc                                      85,000          2,414,850
      Knoll Inc                                             115,200          1,981,440
                                                                        ---------------
                                                                             4,396,290
                                                                        ---------------
      Oil - Field Services (0.70%)
      Global Industries Ltd (b)                              52,400            874,032
      Tetra Technologies Inc (b)                             17,900            512,119
                                                                        ---------------
                                                                             1,386,151
                                                                        ---------------
      Oil & Gas Drilling (0.62%)
      Patterson-UTI Energy Inc                               43,000          1,217,760
                                                                        ---------------

      Oil Company - Exploration & Production (1.40%)
      EXCO Resources Inc (b)                                156,900          2,027,148
      Range Resources Corp                                   26,700            750,537
                                                                        ---------------
                                                                             2,777,685
                                                                        ---------------
      REITS - Mortgage (1.10%)
      CapitalSource Inc (a)                                  92,668          2,186,038
                                                                        ---------------

      Retail - Apparel & Shoe (0.74%)
      AnnTaylor Stores Corp (b)                              25,800          1,059,348
      Wet Seal Inc/The (a)(b)                                86,500            400,495
                                                                        ---------------
                                                                             1,459,843
                                                                        ---------------
      Retail - Computer Equipment (0.31%)
      GameStop Corp (a)(b)                                   14,900            619,989
                                                                        ---------------

      Retail - Consumer Electronics (0.33%)
      Circuit City Stores Inc                                26,500            649,250
                                                                        ---------------

      Retail - Gardening Products (0.48%)
      Tractor Supply Co (b)                                  20,900            955,966
                                                                        ---------------

      Retail - Restaurants (1.41%)
      Panera Bread Co (b)                                    29,500          1,543,145
      PF Chang's China Bistro Inc (a)(b)                     41,600          1,257,568
                                                                        ---------------
                                                                             2,800,713
                                                                        ---------------
      Semiconductor Equipment (5.00%)
      Brooks Automation Inc (a)(b)                          327,800          3,700,862
      Novellus Systems Inc (a)(b)                           101,200          2,561,372
      Teradyne Inc (b)                                      277,100          3,641,094
                                                                        ---------------
                                                                             9,903,328
                                                                        ---------------
      Telecommunication Equipment (2.55%)
      Avaya Inc (b)                                         544,400          5,041,144
                                                                        ---------------

      Therapeutics (3.82%)
      CV Therapeutics Inc (a)(b)                            131,700          1,613,325
      Dendreon Corp (a)(b)                                  238,000          1,101,940
      Medarex Inc (b)                                       485,200          4,536,620
      Trimeris Inc (a)(b)                                    33,600            319,200
                                                                        ---------------
                                                                             7,571,085
                                                                        ---------------
      Wireless Equipment (3.20%)
      Interdigital Communications Corp (a)(b)                69,600          1,907,736
      RF Micro Devices Inc (a)(b)                           720,000          4,435,200
                                                                        ---------------
                                                                             6,342,936
                                                                        ---------------
      TOTAL COMMON STOCKS                                            $     195,101,001
                                                                        ---------------




                                                        Principal
                                                         Amount             Value
                                                      -------------- -- ---------------
      MONEY MARKET FUNDS (25.28%)
      BNY Institutional Cash Reserve Fund (c)            50,071,000         50,071,000
                                                                        ---------------
      TOTAL MONEY MARKET FUNDS                                       $      50,071,000
                                                                        ---------------
      Total Investments                                              $     245,172,001
  Liabilities in Excess of Other Assets, Net-(23.79)%                      (47,111,803)
                                                                        ---------------
      TOTAL NET ASSETS - 100.00%                                     $     198,060,198
                                                                        ===============
                                                                        ---------------

                                                                        ===============


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                   $       14,691,532
      Unrealized Depreciation                                                          (23,989,583)
                                                                                    ----------------
      Net Unrealized Appreciation (Depreciation)                                        (9,298,051)
      Cost for federal income tax purposes                                             254,470,052


      Portfolio Summary (unaudited)
      --------------------------------------------------------------
      Sector                                                Percent
      --------------------------------------------------------------
      Financial                                              39.07%
      Technology                                              24.04%
      Consumer, Non-cyclical                                  21.28%
      Communications                                          17.41%
      Consumer, Cyclical                                      13.37%
      Industrial                                               4.77%
      Energy                                                   2.72%
      Basic Materials                                          1.13%
      Liabilities in Excess of Other Assets, Net           (-23.79%)
                                                           ---------
      TOTAL NET ASSETS                                       100.00%
                                                           =========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Value Fund



                                                         Shares
                                                          Held              Value
                                                      -------------- -- --------------
      COMMON STOCKS (98.87%)
      Aerospace & Defense Equipment (1.25%)
      Curtiss-Wright Corp                                     2,600  $          75,556
      DRS Technologies Inc                                   61,900          2,865,351
      Innovative Solutions & Support Inc (a)(b)                 773             11,711
      Kaman Corp                                             21,803            400,085
      Moog Inc (a)(b)                                         4,019            139,419
      Triumph Group Inc                                       1,693             81,247
                                                                        --------------
                                                                             3,573,369
                                                                        --------------
      Airlines (0.60%)
      Alaska Air Group Inc (b)                               28,369          1,053,341
      Continental Airlines Inc (a)(b)                        15,152            399,104
      Republic Airways Holdings Inc (b)                       4,200             69,804
      World Air Holdings Inc (b)                             24,962            201,693
                                                                        --------------
                                                                             1,723,942
                                                                        --------------
      Apparel Manufacturers (0.44%)
      Kellwood Co (a)                                        11,508            304,387
      Phillips-Van Heusen                                    25,572            908,573
      Russell Corp (a)                                        1,645             29,626
                                                                        --------------
                                                                             1,242,586
                                                                        --------------
      Applications Software (0.02%)
      EPIQ Systems Inc (a)(b)                                 3,480             56,028
                                                                        --------------

      Auction House & Art Dealer (0.74%)
      Adesa Inc                                             101,100          2,063,451
      Sotheby's                                               1,700             46,971
                                                                        --------------
                                                                             2,110,422
                                                                        --------------
      Audio & Video Products (0.02%)
      Audiovox Corp (b)                                       4,030             50,496
                                                                        --------------

      Auto/Truck Parts & Equipment - Original (1.15%)
      American Axle & Manufacturing Holdings (a)              9,089            148,878
      ArvinMeritor Inc (a)                                   12,363            203,495
      BorgWarner Inc                                         31,400          1,884,000
      Tenneco Inc (b)                                        26,758            621,588
      Titan International Inc (a)                            23,976            432,527
                                                                        --------------
                                                                             3,290,488
                                                                        --------------
      B2B - E-Commerce (0.02%)
      Agile Software Corp (a)(b)                              7,643             44,864
                                                                        --------------

      Batteries & Battery Systems (0.78%)
      Greatbatch Inc (a)(b)                                  91,010          2,230,655
                                                                        --------------

      Building - Heavy Construction (0.51%)
      Perini Corp (a)(b)                                      1,860             42,073
      Washington Group International Inc (a)                 25,939          1,400,706
                                                                        --------------
                                                                             1,442,779
                                                                        --------------
      Building - Residential & Commercial (0.97%)
      Beazer Homes USA Inc (a)                               33,400          1,392,446
      Levitt Corp (a)                                         3,572             39,792

      Ryland Group Inc (a)                                   32,400          1,323,540
                                                                        --------------
                                                                             2,755,778
                                                                        --------------
      Building & Construction - Miscellaneous (0.99%)
      Dycom Industries Inc (b)                              156,200          2,810,038
                                                                        --------------

      Building Products - Air & Heating (0.01%)
      Lennox International Inc                                1,756             40,054
                                                                        --------------

      Building Products - Cement & Aggregate (0.15%)
      Texas Industries Inc                                    8,900            439,482
                                                                        --------------

      Building Products - Light Fixtures (0.10%)
      Genlyte Group Inc (b)                                   3,900            271,245
                                                                        --------------

      Cellular Telecommunications (0.01%)
      Syniverse Holdings Inc (b)                              2,525             35,299
                                                                        --------------

      Chemicals - Diversified (0.15%)
      FMC Corp                                                7,000            431,830
                                                                        --------------

      Chemicals - Plastics (0.32%)
      PolyOne Corp (a)(b)                                    78,983            659,508
      Schulman A Inc                                          7,300            159,724
      Spartech Corp                                           3,883             89,620
                                                                        --------------
                                                                               908,852
                                                                        --------------
      Chemicals - Specialty (2.17%)
      Arch Chemicals Inc                                     10,320            365,740
      Cytec Industries Inc                                   75,700          4,043,137
      HB Fuller Co                                           12,002            479,840
      Hercules Inc (b)                                        9,242            128,464
      Minerals Technologies Inc                               2,897            146,646
      NewMarket Corp (a)                                     15,232            758,249
      OM Group Inc (b)                                        7,390            259,537
                                                                        --------------
                                                                             6,181,613
                                                                        --------------
      Collectibles (0.81%)
      RC2 Corp (a)(b)                                        67,800          2,296,386
                                                                        --------------

      Commercial Banks (4.14%)
      Alabama National Bancorporation (a)                     4,600            311,650
      Bancfirst Corp                                          7,300            347,772
      Bancorpsouth Inc                                        1,236             33,805
      Bank Mutual Corp (a)                                   15,100            186,032
      Capitol Bancorp Ltd                                     3,000            119,700
      Cathay General Bancorp (a)                              2,800            102,900
      Chittenden Corp                                         3,625            102,297
      Citizens Banking Corp                                  12,307            312,475
      Community Banks Inc (a)                                   630             16,304
      Corus Bankshares Inc                                   14,600            337,114
      CVB Financial Corp                                      1,056             15,724
      East West Bancorp Inc                                   2,100             84,735
      First Bancorp/Puerto Rico (a)                          28,500            270,465
      First Financial Bancorp                                 3,649             54,480
      First Financial Corp/IN (a)                               450             13,473
      First Merchants Corp (a)                                4,900            114,611
      First Midwest Bancorp Inc/IL                            9,200            328,440
      First Republic Bank/San Francisco CA                   13,150            559,270
      FNB Corp/PA (a)                                         7,568            125,175

      Greater Bay Bancorp                                     6,000            171,840
      Hancock Holding Co (a)                                  4,700            242,520
      Irwin Financial Corp                                   13,284            260,765
      MB Financial Inc (a)                                    4,000            142,240
      MBT Financial Corp (a)                                    532              8,549
      Old National Bancorp/IN (a)                             3,067             58,518
      Old Second Bancorp Inc (a)                              7,500            223,200
      Peoples Bancorp Inc/OH                                    460             13,795
      Prosperity Bancshares Inc                              14,200            499,414
      Provident Bankshares Corp                               5,000            183,850
      Republic Bancorp Inc/MI (a)                             1,815             23,704
      R-G Financial Corp (a)                                  8,747             72,600
      S&T Bancorp Inc (a)                                    12,100            378,367
      Santander BanCorp (a)                                   4,200             94,626
      Sterling Financial Corp/WA (a)                          3,550            113,493
      Sun Bancorp Inc/NJ (a)(b)                               3,543             63,561
      Susquehanna Bancshares Inc                              1,400             33,852
      SVB Financial Group (a)(b)                             17,829            799,096
      Texas Capital Bancshares Inc (a)(b)                    37,700            733,265
      Trustmark Corp (a)                                      7,080            224,507
      UCBH Holdings Inc (a)                                 200,400          3,342,672
      Umpqua Holdings Corp (a)                                5,500            143,495
      United Community Banks Inc/GA (a)                       2,355             74,277
      Wintrust Financial Corp (a)                             9,935            476,979
                                                                        --------------
                                                                            11,815,607
                                                                        --------------
      Commercial Services (1.01%)
      PHH Corp (a)(b)                                         4,182            104,592
      Quanta Services Inc (a)(b)                            154,300          2,462,628
      TeleTech Holdings Inc (a)(b)                           24,144            304,214
                                                                        --------------
                                                                             2,871,434
                                                                        --------------
      Commercial Services - Finance (1.17%)
      NCO Group Inc (b)                                     126,490          3,345,660
                                                                        --------------

      Communications Software (0.03%)
      Ulticom Inc (b)                                         8,566             85,060
                                                                        --------------

      Computer Services (0.16%)
      Ciber Inc (b)                                          37,202            241,813
      Manhattan Associates Inc (b)                            5,887            123,980
      Perot Systems Corp (b)                                  7,100             94,572
                                                                        --------------
                                                                               460,365
                                                                        --------------
      Computers (0.04%)
      Gateway Inc (a)(b)                                     40,785             65,256
      PAR Technology Corp (a)(b)                              7,480             61,336
                                                                        --------------
                                                                               126,592
                                                                        --------------
      Computers - Integrated Systems (0.26%)
      Agilysys Inc (a)                                       42,714            669,328
      Radisys Corp (a)(b)                                     2,908             61,330
                                                                        --------------
                                                                               730,658
                                                                        --------------
      Computers - Memory Devices (0.47%)
      Advanced Digital Information Corp (a)(b)               77,600            935,856
      Komag Inc (a)(b)                                       10,565            404,745
                                                                        --------------
                                                                             1,340,601
                                                                        --------------
      Computers - Peripheral Equipment (1.26%)
      Electronics for Imaging (b)                           177,600          3,583,968
                                                                        --------------


      Computers - Voice Recognition (0.02%)
      Talx Corp (a)                                           3,021             62,082
                                                                        --------------

      Consulting Services (2.00%)
      FTI Consulting Inc (a)(b)                             114,600          3,008,250
      Navigant Consulting Inc (a)(b)                        141,500          2,699,820
                                                                        --------------
                                                                             5,708,070
                                                                        --------------
      Consumer Products - Miscellaneous (0.10%)
      Blyth Inc                                               1,931             33,735
      Central Garden and Pet Co (b)                           5,000            197,700
      Playtex Products Inc (b)                                4,600             52,072
                                                                        --------------
                                                                               283,507
                                                                        --------------
      Containers - Metal & Glass (0.63%)
      Crown Holdings Inc (b)                                 11,184            186,325
      Owens-Illinois Inc (a)(b)                             107,100          1,620,423
                                                                        --------------
                                                                             1,806,748
                                                                        --------------
      Cosmetics & Toiletries (0.02%)
      Chattem Inc (a)(b)                                        473             16,049
      Elizabeth Arden Inc (a)(b)                              2,704             45,643
                                                                        --------------
                                                                                61,692
                                                                        --------------
      Data Processing & Management (1.05%)
      Acxiom Corp (a)                                       121,800          2,981,664
                                                                        --------------

      Distribution & Wholesale (1.87%)
      Bell Microproducts Inc (a)(b)                          28,203            132,836
      Building Material Holding Corp (a)                     18,800            402,884
      Owens & Minor Inc                                      92,300          2,788,383
      Scansource Inc (a)(b)                                  53,100          1,579,725
      United Stationers Inc (a)(b)                            8,600            422,862
                                                                        --------------
                                                                             5,326,690
                                                                        --------------
      Diversified Manufacturing Operations (1.38%)
      AO Smith Corp                                          20,216            866,458
      EnPro Industries Inc (b)                               13,595            425,251
      Griffon Corp (a)(b)                                    16,500            373,230
      Pentair Inc                                            72,700          2,087,944
      Tredegar Corp                                          11,985            189,603
                                                                        --------------
                                                                             3,942,486
                                                                        --------------
      Diversified Operations (0.09%)
      Resource America Inc                                   12,200            242,414
                                                                        --------------

  Diversified Operations & Commercial Services (0.03%)
      Volt Information Sciences Inc (a)(b)                    2,282             96,757
                                                                        --------------

      E-Commerce - Products (0.00%)
      Stamps.com Inc (a)(b)                                     139              2,834
                                                                        --------------

      Electric - Integrated (2.43%)
      Allete Inc                                             39,127          1,816,275
      Black Hills Corp                                       14,755            528,672
      CMS Energy Corp (a)(b)                                 25,764            360,954
      El Paso Electric Co (b)                                26,620            583,510
      PNM Resources Inc                                      90,968          2,438,852
      Sierra Pacific Resources (b)                           59,703            862,708
      UIL Holdings Corp (a)                                   9,478            330,119
                                                                        --------------
                                                                             6,921,090
                                                                        --------------

      Electronic Components - Miscellaneous (0.11%)
      CTS Corp                                               17,742            255,662
      OSI Systems Inc (a)(b)                                  3,867             69,568
                                                                        --------------
                                                                               325,230
                                                                        --------------
      Electronic Components - Semiconductors (0.14%)
      Actel Corp (a)(b)                                       7,097             96,235
      MIPS Technologies Inc (a)(b)                            4,500             28,485
      Omnivision Technologies Inc (a)(b)                      6,900            131,100
      Skyworks Solutions Inc (a)(b)                          22,376             98,231
      Supertex Inc (a)(b)                                     1,000             33,240
                                                                        --------------
                                                                               387,291
                                                                        --------------
      Electronics - Military (0.01%)
      EDO Corp (a)                                            1,500             33,660
                                                                        --------------

 Engineering - Research & Development Services (0.94%)
      EMCOR Group Inc (b)                                    13,974            719,940
      Shaw Group Inc/The (a)(b)                              74,700          1,545,543
      URS Corp (b)                                           10,800            427,680
                                                                        --------------
                                                                             2,693,163
                                                                        --------------
      Enterprise Software & Services (0.95%)
      Hyperion Solutions Corp (a)(b)                         83,550          2,603,418
      Mantech International Corp (b)                          3,600            101,484
                                                                        --------------
                                                                             2,704,902
                                                                        --------------
      Environmental Consulting & Engineering (0.94%)
      Tetra Tech Inc (a)(b)                                 167,325          2,682,220
                                                                        --------------

      E-Services - Consulting (0.16%)
      Digital Insight Corp (b)                               19,725            465,510
                                                                        --------------

      Finance - Consumer Loans (0.19%)
      Ocwen Financial Corp (a)(b)                            11,000            152,680
      World Acceptance Corp (b)                               9,523            395,205
                                                                        --------------
                                                                               547,885
                                                                        --------------
      Finance - Credit Card (0.14%)
      CompuCredit Corp (a)(b)                                11,836            386,682
                                                                        --------------

      Finance - Investment Banker & Broker (0.88%)
      Investment Technology Group Inc (b)                    24,040          1,210,655
      Knight Capital Group Inc (a)(b)                        28,430            470,232
      Piper Jaffray Cos (a)(b)                               16,232            830,916
                                                                        --------------
                                                                             2,511,803
                                                                        --------------
      Finance - Leasing Company (0.39%)
      Financial Federal Corp (a)                             41,850          1,124,510
                                                                        --------------

      Finance - Mortgage Loan/Banker (1.64%)
      CharterMac (a)                                            844             16,340
      Doral Financial Corp (a)                               52,497            268,784
      Federal Agricultural Mortgage Corp (a)                    760             20,391
      IndyMac Bancorp Inc                                   103,200          4,360,200
                                                                        --------------
                                                                             4,665,715
                                                                        --------------
      Finance - Other Services (0.19%)
      Asset Acceptance Capital Corp (a)(b)                   17,000            309,060
      Nasdaq Stock Market Inc/The (b)                         7,990            219,965
                                                                        --------------
                                                                               529,025
                                                                        --------------

      Financial Guarantee Insurance (0.15%)
      Triad Guaranty Inc (a)(b)                               8,300            414,004
                                                                        --------------

      Food - Miscellaneous/Diversified (1.80%)
      Chiquita Brands International Inc                      44,740            601,305
      Corn Products International Inc                        25,653            853,219
      Ralcorp Holdings Inc (a)(b)                            88,016          3,668,507
                                                                        --------------
                                                                             5,123,031
                                                                        --------------
      Food - Retail (0.03%)
      Ruddick Corp                                            3,900             95,472
                                                                        --------------

      Food - Wholesale & Distribution (0.13%)
      Nash Finch Co (a)                                      10,240            229,069
      Spartan Stores Inc                                      8,850            132,750
                                                                        --------------
                                                                               361,819
                                                                        --------------
      Footwear & Related Apparel (1.93%)
      Wolverine World Wide Inc (a)                          216,200          5,500,128
                                                                        --------------

      Funeral Services & Related Items (0.10%)
      Alderwoods Group Inc (a)(b)                            10,512            206,351
      Stewart Enterprises Inc (a)                            12,400             66,340
                                                                        --------------
                                                                               272,691
                                                                        --------------
      Gas - Distribution (1.08%)
      Energen Corp                                            6,728            286,747
      New Jersey Resources Corp (a)                           4,329            216,147
      Northwest Natural Gas Co                                2,655            100,810
      Peoples Energy Corp (a)                                13,203            557,299
      Southwest Gas Corp                                      2,448             80,613
      WGL Holdings Inc (a)                                   60,900          1,828,827
                                                                        --------------
                                                                             3,070,443
                                                                        --------------
      Gold Mining (0.00%)
      Royal Gold Inc (a)                                        459             13,600
                                                                        --------------

      Golf (0.78%)
      Callaway Golf Co (a)                                  174,900          2,212,485
                                                                        --------------

      Hazardous Waste Disposal (0.02%)
      Clean Harbors Inc (a)(b)                                1,654             61,016
                                                                        --------------

      Home Furnishings (0.08%)
      Furniture Brands International Inc (a)                 11,726            235,224
                                                                        --------------

      Human Resources (0.40%)
      Hudson Highland Group Inc (a)(b)                       12,583            124,572
      Kelly Services Inc (a)                                 21,730            588,231
      Kforce Inc (b)                                          9,883            123,241
      MPS Group Inc (a)(b)                                    8,800            114,312
      Spherion Corp (b)                                      24,946            189,589
                                                                        --------------
                                                                             1,139,945
                                                                        --------------
      Identification Systems - Development (0.05%)
      Checkpoint Systems Inc (a)(b)                           2,731             45,062
      Paxar Corp (a)(b)                                       4,891             90,092
                                                                        --------------
                                                                               135,154
                                                                        --------------
      Instruments - Scientific (0.24%)
      Varian Inc (b)                                         15,025            675,824
                                                                        --------------


      Insurance Brokers (0.78%)
      Hilb Rogal & Hobbs Co (a)                              55,000          2,227,500
                                                                        --------------

      Internet Application Software (0.01%)
      Stellent Inc (a)                                        2,020             18,988
                                                                        --------------

      Internet Content - Entertainment (0.02%)
      Alloy Inc (a)(b)                                        6,901             67,492
                                                                        --------------

      Internet Content - Information & News (0.01%)
      ProQuest Co (a)(b)                                      3,100             36,704
                                                                        --------------

      Internet Financial Services (0.32%)
      Netbank Inc                                           167,763            922,697
                                                                        --------------

      Internet Incubators (0.03%)
      CMGI Inc (a)(b)                                        72,900             75,816
                                                                        --------------

      Internet Infrastructure Equipment (1.21%)
      Avocent Corp (b)                                      134,600          3,443,068
                                                                        --------------

      Internet Security (0.08%)
      SonicWALL Inc (b)                                       5,493             54,930
      Vasco Data Security International (a)(b)               19,947            172,542
                                                                        --------------
                                                                               227,472
                                                                        --------------
      Internet Telephony (0.05%)
      j2 Global Communications Inc (a)(b)                     5,600            156,800
                                                                        --------------

      Intimate Apparel (0.15%)
      Warnaco Group Inc/The (a)(b)                           24,352            433,709
                                                                        --------------

    Investment Management & Advisory Services (0.37%)
      Affiliated Managers Group Inc (a)(b)                    7,200            659,160
      GAMCO Investors Inc (a)                                11,168            405,957
                                                                        --------------
                                                                             1,065,117
                                                                        --------------
      Lasers - Systems & Components (0.16%)
      Cymer Inc (b)                                           1,400             54,768
      Rofin-Sinar Technologies Inc (a)(b)                     7,400            398,342
                                                                        --------------
                                                                               453,110
                                                                        --------------
      Life & Health Insurance (1.57%)
      American Equity Investment Life Holding Co (a)             69                751
      AmerUs Group Co (a)                                     5,800            389,122
      Delphi Financial Group                                 16,050            611,345
      Phoenix Cos Inc/The                                   112,501          1,530,014
      Stancorp Financial Group Inc                           41,300          1,779,617
      Universal American Financial Corp (a)(b)               13,800            171,120
                                                                        --------------
                                                                             4,481,969
                                                                        --------------
      Lottery Services (1.34%)
      GTECH Holdings Corp                                   113,000          3,806,970
                                                                        --------------

      Machinery - Electrical (0.03%)
      Regal-Beloit Corp                                       2,164             86,019
                                                                        --------------

      Machinery - Farm (0.55%)
      AGCO Corp (a)(b)                                       62,325          1,430,982

      Gehl Co (a)(b)                                          5,278            145,778
                                                                        --------------
                                                                             1,576,760
                                                                        --------------
      Machinery - General Industry (0.22%)
      Albany International Corp (a)                           3,200            114,976
      Gardner Denver Inc (b)                                 12,185            422,210
      Wabtec Corp                                             3,200             84,992
                                                                        --------------
                                                                               622,178
                                                                        --------------
      Machinery - Material Handling (0.20%)
      Cascade Corp (a)                                       15,722            581,714
                                                                        --------------

      Machinery Tools & Related Products (0.05%)
      Kennametal Inc                                          2,600            138,450
                                                                        --------------

      Medical - Drugs (0.94%)
      Sciele Pharma Inc (a)(b)                              130,700          2,671,508
                                                                        --------------

      Medical - Generic Drugs (0.02%)
      Alpharma Inc                                            1,941             43,828
                                                                        --------------

      Medical - Hospitals (2.32%)
      LifePoint Hospitals Inc (b)                           136,353          4,593,733
      Triad Hospitals Inc (b)                                52,100          2,030,337
                                                                        --------------
                                                                             6,624,070
                                                                        --------------
      Medical - Nursing Homes (0.14%)
      Genesis HealthCare Corp (b)                             1,900             92,283
      Kindred Healthcare Inc (b)                             11,300            298,659
                                                                        --------------
                                                                               390,942
                                                                        --------------
      Medical - Outpatient & Home Medical Care (0.96%)
      Amsurg Corp (a)(b)                                    100,800          2,234,736
      Gentiva Health Services Inc (b)                         6,882            110,732
      Res-Care Inc (a)(b)                                    20,014            380,666
                                                                        --------------
                                                                             2,726,134
                                                                        --------------
      Medical Imaging Systems (0.03%)
      IRIS International Inc (a)(b)                           7,943             95,475
                                                                        --------------

      Medical Laboratory & Testing Service (1.19%)
      Covance Inc (a)(b)                                     53,300          3,398,408
                                                                        --------------

      Medical Laser Systems (0.01%)
      LCA-Vision Inc (a)                                        900             38,835
                                                                        --------------

      Medical Products (1.19%)
      Mentor Corp (a)                                        76,400          3,396,744
                                                                        --------------

      Metal - Iron (0.01%)
      Cleveland-Cliffs Inc (a)                                  600             21,690
                                                                        --------------

      Metal Processors & Fabrication (0.11%)
      Mueller Industries Inc                                    550             20,207
      Quanex Corp (a)                                         4,850            176,006
      Sun Hydraulics Corp (a)                                 6,621            119,708
                                                                        --------------
                                                                               315,921
                                                                        --------------
      Metal Products - Distribution (0.04%)
      AM Castle & Co (a)                                      3,184            105,327
                                                                        --------------


      Motion Pictures & Services (1.29%)
      Macrovision Corp (a)(b)                               187,700          3,682,674
                                                                        --------------

      Multi-Line Insurance (1.89%)
      HCC Insurance Holdings Inc                            156,250          4,764,062
      Horace Mann Educators Corp                              1,800             30,546
      United Fire & Casualty Co (a)                          19,645            586,600
                                                                        --------------
                                                                             5,381,208
                                                                        --------------
      Multimedia (0.03%)
      Entravision Communications Corp (b)                    10,243             79,691
                                                                        --------------

      Networking Products (2.36%)
      Aeroflex Inc (a)(b)                                    23,251            235,765
      Anixter International Inc (a)                         114,198          6,295,736
      Black Box Corp                                          4,794            197,081
                                                                        --------------
                                                                             6,728,582
                                                                        --------------
      Non-Ferrous Metals (0.15%)
      USEC Inc (a)                                           39,927            420,431
                                                                        --------------

      Non-Hazardous Waste Disposal (0.06%)
      Casella Waste Systems Inc (a)(b)                        7,488             87,535
      Waste Connections Inc (a)(b)                            2,100             78,498
                                                                        --------------
                                                                               166,033
                                                                        --------------
      Office Automation & Equipment (0.45%)
      IKON Office Solutions Inc                              93,268          1,288,031
                                                                        --------------

      Office Supplies & Forms (0.00%)
      Standard Register Co/The (a)                              364              4,477
                                                                        --------------

      Oil - Field Services (1.09%)
      Helix Energy Solutions Group Inc (a)(b)                 7,688            299,755
      Hornbeck Offshore Services Inc (a)(b)                   3,500            121,625
      Oceaneering International Inc (b)                         600             26,232
      SEACOR Holdings Inc (a)(b)                             28,000          2,277,800
      Universal Compression Holdings Inc (b)                  6,100            388,570
                                                                        --------------
                                                                             3,113,982
                                                                        --------------
      Oil & Gas Drilling (1.05%)
      Helmerich & Payne Inc                                 107,900          2,986,672
      Todco                                                     500             19,055
                                                                        --------------
                                                                             3,005,727
                                                                        --------------
      Oil Company - Exploration & Production (1.25%)
      Callon Petroleum Co (a)(b)                             15,701            292,824
      Cimarex Energy Co                                      21,488            877,355
      Comstock Resources Inc (b)                              6,000            176,520
      Denbury Resources Inc (b)                              14,500            502,715
      Encore Acquisition Co (b)                               6,600            201,036
      Forest Oil Corp (b)                                    13,700            459,087
      PetroHawk Energy Corp (a)(b)                            7,881             92,365
      Range Resources Corp                                   19,174            538,981
      Swift Energy Co (a)(b)                                  9,000            432,000
                                                                        --------------
                                                                             3,572,883
                                                                        --------------
      Oil Company - Integrated (0.02%)
      Occidental Petroleum Corp                                 577             62,172
                                                                        --------------

      Oil Field Machinery & Equipment (0.08%)
      Lone Star Technologies Inc (b)                            507             23,880

      Maverick Tube Corp (a)(b)                               3,254            207,572
                                                                        --------------
                                                                               231,452
                                                                        --------------
      Oil Refining & Marketing (0.83%)
      Giant Industries Inc (b)                                1,000             71,410
      Tesoro Corp                                            30,500          2,281,400
                                                                        --------------
                                                                             2,352,810
                                                                        --------------
      Paper & Related Products (0.26%)
      Bowater Inc (a)                                         8,439            171,143
      Caraustar Industries Inc (b)                           33,320            235,239
      Glatfelter                                              3,222             50,263
      Wausau Paper Corp                                      23,415            286,600
                                                                        --------------
                                                                               743,245
                                                                        --------------
      Physician Practice Management (0.07%)
      Matria Healthcare Inc (a)(b)                            8,200            202,294
      Pediatrix Medical Group Inc (b)                           204              8,650
                                                                        --------------
                                                                               210,944
                                                                        --------------
      Printing - Commercial (0.77%)
      Bowne & Co Inc                                         11,018            152,820
      Valassis Communications Inc (b)                        99,300          2,038,629
                                                                        --------------
                                                                             2,191,449
                                                                        --------------
      Private Corrections (0.31%)
      Corrections Corp of America (a)(b)                     16,300            889,980
                                                                        --------------

      Property & Casualty Insurance (3.05%)
      First American Corp                                    72,700          2,690,627
      Infinity Property & Casualty Corp                       2,697            110,820
      LandAmerica Financial Group Inc (a)                     6,888            439,661
      Ohio Casualty Corp                                     18,921            490,432
      Philadelphia Consolidated Holding Co (b)                6,700            226,929
      PMA Capital Corp (b)                                   23,729            236,578
      ProAssurance Corp (a)(b)                                  600             29,826
      RLI Corp (a)                                           35,200          1,664,256
      Safety Insurance Group Inc                             17,100            907,326
      Selective Insurance Group (a)                          23,700          1,208,700
      Stewart Information Services Corp (a)                   1,600             55,008
      Tower Group Inc (a)                                     5,996            180,000
      Zenith National Insurance Corp                         11,272            450,655
                                                                        --------------
                                                                             8,690,818
                                                                        --------------
      Publishing - Books (0.21%)
      Scholastic Corp (a)(b)                                 21,020            604,325
                                                                        --------------

      Publishing - Newspapers (0.04%)
      Lee Enterprises Inc                                     4,280            106,272
                                                                        --------------

      Racetracks (0.05%)
      Speedway Motorsports Inc (a)                            3,756            135,667
                                                                        --------------

      Radio (0.24%)
      Cox Radio Inc (a)(b)                                   18,550            271,758
      Radio One Inc - Class D (a)(b)                         52,018            373,489
      Spanish Broadcasting System (a)(b)                      8,735             40,268
                                                                        --------------
                                                                               685,515
                                                                        --------------
      Real Estate Magagement & Services (1.03%)
      Jones Lang LaSalle Inc                                 17,500          1,429,750
      Trammell Crow Co (a)(b)                                44,000          1,516,240
                                                                        --------------
                                                                             2,945,990
                                                                        --------------

      Real Estate Operator & Developer (0.09%)
      Affordable Residential Communities (a)                 23,676            256,411
                                                                        --------------

      Recycling (0.29%)
      Aleris International Inc (a)(b)                         2,105             86,179
      Metal Management Inc (a)                               26,067            742,388
                                                                        --------------
                                                                               828,567
                                                                        --------------
      REITS - Diversified (0.13%)
      Entertainment Properties Trust                          2,600            110,682
      Longview Fibre Co                                       4,400             92,576
      PS Business Parks Inc                                   2,800            168,000
                                                                        --------------
                                                                               371,258
                                                                        --------------
      REITS - Healthcare (0.45%)
      Omega Healthcare Investors Inc                         24,800            331,328
      Senior Housing Properties Trust (a)                    30,937            575,119
      Universal Health Realty Income Trust (a)               11,300            367,815
                                                                        --------------
                                                                             1,274,262
                                                                        --------------
      REITS - Hotels (0.81%)
      Ashford Hospitality Trust Inc                          25,200            296,100
      FelCor Lodging Trust Inc                               86,258          1,897,676
      Innkeepers USA Trust (a)                                3,200             53,984
      LaSalle Hotel Properties                                1,190             49,159
                                                                        --------------
                                                                             2,296,919
                                                                        --------------
      REITS - Manufactured Homes (0.04%)
      Sun Communities Inc (a)                                 3,648            116,444
                                                                        --------------

      REITS - Mortgage (1.38%)
      American Home Mortgage Investment Corp (a)             61,512          2,147,999
      Anthracite Capital Inc                                 55,867            685,488
      Anworth Mortgage Asset Corp                            56,394            444,949
      Luminent Mortgage Capital Inc                           8,600             82,990
      MortgageIT Holdings Inc (a)                             5,267             76,951
      Newcastle Investment Corp                              11,277            289,706
      Opteum Inc                                             12,200            106,140
      Redwood Trust Inc (a)                                   2,400            114,192
                                                                        --------------
                                                                             3,948,415
                                                                        --------------
      REITS - Office Property (0.15%)
      Alexandria Real Estate Equities Inc                     1,111            104,901
      Brandywine Realty Trust                                 1,035             32,747
      Highwoods Properties Inc                                1,700             63,308
      Kilroy Realty Corp                                      3,210            237,187
                                                                        --------------
                                                                               438,143
                                                                        --------------
      REITS - Regional Malls (0.12%)
      Pennsylvania Real Estate Investment Trust               8,400            330,792
                                                                        --------------

      REITS - Shopping Centers (0.03%)
      Equity One Inc                                            800             17,496
      Tanger Factory Outlet Centers Inc                       2,200             72,380
                                                                        --------------
                                                                                89,876
                                                                        --------------
      REITS - Single Tenant (0.02%)
      Realty Income Corp                                      2,377             54,386
                                                                        --------------

      REITS - Storage (0.03%)
      Sovran Self Storage Inc (a)                             1,640             84,739
                                                                        --------------


      REITS - Warehouse & Industrial (0.09%)
      EastGroup Properties Inc                                  990             46,560
      First Industrial Realty Trust Inc                       5,222            210,342
                                                                        --------------
                                                                               256,902
                                                                        --------------
      Rental - Auto & Equipment (1.74%)
      Dollar Thrifty Automotive Group (a)(b)                  7,900            353,604
      United Rentals Inc (a)(b)                             164,999          4,606,772
                                                                        --------------
                                                                             4,960,376
                                                                        --------------
      Resorts & Theme Parks (0.33%)
      Bluegreen Corp (a)(b)                                  27,822            325,796
      Vail Resorts Inc (a)(b)                                17,600            608,432
                                                                        --------------
                                                                               934,228
                                                                        --------------
      Retail - Apparel & Shoe (1.11%)
      Brown Shoe Co Inc (a)                                     721             23,346
      Genesco Inc (a)(b)                                      6,188            167,509
      Pacific Sunwear Of California (a)(b)                  163,300          2,723,844
      Stage Stores Inc (a)                                    8,554            253,712
                                                                        --------------
                                                                             3,168,411
                                                                        --------------
      Retail - Appliances (0.11%)
      Conn's Inc (a)(b)                                      12,707            326,824
                                                                        --------------

      Retail - Auto Parts (0.18%)
      CSK Auto Corp (a)(b)                                   41,254            499,586
                                                                        --------------

      Retail - Automobile (0.59%)
      Group 1 Automotive Inc                                 10,500            643,860
      Lithia Motors Inc                                      11,610            327,170
      United Auto Group Inc                                  33,876            724,607
                                                                        --------------
                                                                             1,695,637
                                                                        --------------
      Retail - Computer Equipment (0.27%)
      Insight Enterprises Inc (a)(b)                         44,633            756,083
                                                                        --------------

      Retail - Convenience Store (0.04%)
      Casey's General Stores Inc                              5,364            121,387
                                                                        --------------

      Retail - Discount (0.24%)
      Big Lots Inc (a)(b)                                    41,908            677,233
                                                                        --------------

      Retail - Drug Store (0.05%)
      Longs Drug Stores Corp                                  3,488            143,427
                                                                        --------------

      Retail - Fabric Store (0.01%)
      Jo-Ann Stores Inc (a)(b)                                2,007             28,499
                                                                        --------------

      Retail - Hair Salons (0.27%)
      Regis Corp (a)                                         23,152            779,759
                                                                        --------------

      Retail - Home Furnishings (0.37%)
      Cost Plus Inc (a)(b)                                   19,700            265,753
      Pier 1 Imports Inc                                    115,900            788,120
                                                                        --------------
                                                                             1,053,873
                                                                        --------------
      Retail - Hypermarkets (0.07%)
      Smart & Final Inc (a)(b)                               13,272            206,114
                                                                        --------------


      Retail - Jewelry (0.86%)
      Zale Corp (a)(b)                                       96,284          2,465,833
                                                                        --------------

      Retail - Leisure Products (0.06%)
      MarineMax Inc (a)(b)                                    7,464            157,117
                                                                        --------------

      Retail - Pawn Shops (0.15%)
      First Cash Financial Services Inc (a)(b)               22,356            425,435
                                                                        --------------

      Retail - Regional Department Store (0.12%)
      Bon-Ton Stores Inc/The (a)                             13,785            340,076
                                                                        --------------

      Retail - Restaurants (2.13%)
      CEC Entertainment Inc (a)(b)                           87,200          2,575,016
      Jack in the Box Inc (b)                                10,170            401,105
      Landry's Restaurants Inc                                  910             25,744
      O'Charleys Inc (b)                                     76,352          1,221,632
      Rare Hospitality International Inc (a)(b)              68,750          1,808,125
      Ryan's Restaurant Group Inc (a)(b)                      3,360             52,953
                                                                        --------------
                                                                             6,084,575
                                                                        --------------
      Retail - Sporting Goods (0.01%)
      Big 5 Sporting Goods Corp (a)                           1,301             25,278
                                                                        --------------

      Rubber - Tires (0.65%)
      Cooper Tire & Rubber Co (a)                           185,100          1,849,149
                                                                        --------------

      Savings & Loans - Thrifts (4.33%)
      Astoria Financial Corp                                 94,350          2,806,913
      BankAtlantic Bancorp Inc                                6,839             94,925
      Bankunited Financial Corp                              11,918            352,654
      First Niagara Financial Group Inc                     163,400          2,390,542
      FirstFed Financial Corp (b)                             2,800            158,060
      Flagstar Bancorp Inc                                  155,047          2,257,484
      Harbor Florida Bancshares Inc                           5,100            225,522
      MAF Bancorp Inc (a)                                     6,000            246,000
      NewAlliance Bancshares Inc                             17,200            242,692
      PFF Bancorp Inc (a)                                    11,700            439,335
      Provident Financial Services Inc (a)                   23,711            427,747
      Provident New York Bancorp                             16,600            223,934
      Washington Federal Inc                                110,374          2,469,066
      Washington Mutual Inc - Warrants (b)                    3,800                456
                                                                        --------------
                                                                            12,335,330
                                                                        --------------
      Seismic Data Collection (0.06%)
      Veritas DGC Inc (a)(b)                                  3,066            175,590
                                                                        --------------

 Semiconductor Component - Integrated Circuits (0.05%)
      Exar Corp (b)                                           8,668            112,251
      Pericom Semiconductor Corp (a)(b)                       2,900             24,360
                                                                        --------------
                                                                               136,611
                                                                        --------------
      Semiconductor Equipment (0.92%)
      Asyst Technologies Inc (a)(b)                          15,900            110,823
      Entegris Inc (a)(b)                                    23,786            224,778
      Photronics Inc (a)(b)                                 161,100          2,250,567
      Tessera Technologies Inc (b)                            1,600             50,352
                                                                        --------------
                                                                             2,636,520
                                                                        --------------

      Soap & Cleaning Products (0.58%)
      Church & Dwight Co Inc (a)                             45,200          1,649,800
                                                                        --------------

      Steel - Producers (0.26%)
      Carpenter Technology Corp                                 740             72,816
      Chaparral Steel Co (b)                                  5,435            381,482
      Schnitzer Steel Industries Inc                          1,750             59,325
      Wheeling-Pittsburgh Corp (b)                            9,992            221,423
                                                                        --------------
                                                                               735,046
                                                                        --------------
      Storage & Warehousing (0.09%)
      Mobile Mini Inc (a)(b)                                  8,200            251,084
                                                                        --------------

      Telecommunication Equipment (1.40%)
      Adtran Inc                                            134,800          2,948,076
      Andrew Corp (a)(b)                                     86,500            730,925
      CommScope Inc (a)(b)                                      500             15,615
      Ditech Networks Inc (b)                                13,427            109,027
      Utstarcom Inc (a)(b)                                   23,600            196,116
                                                                        --------------
                                                                             3,999,759
                                                                        --------------
      Telecommunication Services (0.07%)
      Consolidated Communications Holdings Inc                8,815            147,916
      Iowa Telecommunications Services Inc                    3,198             62,297
                                                                        --------------
                                                                               210,213
                                                                        --------------
      Telephone - Integrated (0.17%)
      Talk America Holdings Inc (a)(b)                       81,678            484,351
      Windstream Corp                                           800             10,024
                                                                        --------------
                                                                               494,375
                                                                        --------------
      Television (0.07%)
      Lin TV Corp (a)(b)                                     29,298            192,781
                                                                        --------------

      Textile - Apparel (0.03%)
      Perry Ellis International Inc (b)                       3,256             84,200
                                                                        --------------

      Tobacco (0.06%)
      Universal Corp/Richmond VA (a)                          4,600            162,472
                                                                        --------------

      Transactional Software (0.04%)
      Open Solutions Inc (a)(b)                               4,000            110,600
                                                                        --------------

      Transport - Air Freight (0.11%)
      ABX Air Inc (a)(b)                                     24,122            130,017
      EGL Inc (b)                                             3,948            173,357
                                                                        --------------
                                                                               303,374
                                                                        --------------
      Transport - Equipment & Leasing (1.23%)
      GATX Corp                                              89,400          3,503,586
                                                                        --------------

      Transport - Rail (0.05%)
      Genesee & Wyoming Inc (a)(b)                            5,350            140,758
                                                                        --------------

      Transport - Services (0.37%)
      Bristow Group Inc (a)(b)                                7,653            259,360
      Laidlaw International Inc                              30,148            798,922
                                                                        --------------
                                                                             1,058,282
                                                                        --------------
      Transport - Truck (0.35%)
      Arkansas Best Corp                                     13,026            578,745
      Saia Inc (b)                                            6,236            175,793

      US Xpress Enterprises Inc (b)                          10,909            253,743
                                                                        --------------
                                                                             1,008,281
                                                                        --------------
      Vitamins & Nutrition Products (0.00%)
      NBTY Inc (b)                                              400             11,812
                                                                        --------------

      Water (0.04%)
      California Water Service Group (a)                      2,438             89,231
      Pico Holdings Inc (a)(b)                                1,100             36,234
                                                                        --------------
                                                                               125,465
                                                                        --------------
      Web Portals (0.01%)
      Trizetto Group (a)(b)                                   2,214             30,022
                                                                        --------------

      Wire & Cable Products (2.06%)
      Belden CDT Inc (a)                                    131,250          4,259,063
      General Cable Corp (a)(b)                              39,533          1,411,328
      Superior Essex Inc (b)                                  7,000            214,900
                                                                        --------------
                                                                             5,885,291
                                                                        --------------
      TOTAL COMMON STOCKS                                            $     281,933,656
                                                                        --------------
      MONEY MARKET FUNDS (26.18%)
      BNY Institutional Cash Reserve Fund (c)            74,640,000         74,640,000
                                                                        --------------
      TOTAL MONEY MARKET FUNDS                                       $      74,640,000
                                                                        --------------
      Total Investments                                              $     356,573,656
      Liabilities in Excess of Other Assets, Net - (25                    (71,427,723)
                                                                        --------------
      TOTAL NET ASSETS - 100.00%                                     $     285,145,933
                                                                        ==============
                                                                        --------------

                                                                        ==============


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                   $       56,269,190
      Unrealized Depreciation                                                          (17,937,801)
                                                                                    ----------------
      Net Unrealized Appreciation (Depreciation)                                        38,331,389
      Cost for federal income tax purposes                                              318,242,267


      Portfolio Summary (unaudited)
      --------------------------------------------------------------
      Sector                                                Percent
      --------------------------------------------------------------
      Financial                                              50.25%
      Consumer, Cyclical                                     19.21%
      Consumer, Non-cyclical                                 17.86%
      Industrial                                             14.01%
      Communications                                          6.53%
      Technology                                              5.85%
      Energy                                                  4.39%
      Utilities                                               3.55%
      Basic Materials                                         3.32%
      Diversified                                             0.08%
      Liabilities in Excess of Other Assets, Net          (-25.05%)
                                                 -------------------
      TOTAL NET ASSETS                                      100.00%
                                                 ===================



      Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Value Fund I


                                                         Shares
                                                          Held                             Value
                                                      -------------------------- ------ ---------------------------

      COMMON STOCKS (97.60%)
      Advanced Materials & Products (0.08%)
      Ceradyne Inc (a)(b)                                                 6,100      $                     298,229
                                                                                        ---------------------------

      Aerospace & Defense (0.43%)
      Armor Holdings Inc (a)(b)                                           7,600                            392,616
      Esterline Technologies Corp (b)                                    15,600                            660,348
      Teledyne Technologies Inc (b)                                      13,900                            530,424
                                                                                        ---------------------------
                                                                                                         1,583,388
                                                                                        ---------------------------
      Aerospace & Defense Equipment (1.24%)
      AAR Corp (a)(b)                                                     7,500                            177,600
      Curtiss-Wright Corp                                                27,300                            793,338
      Heico Corp (a)                                                      2,400                             74,040
      Kaman Corp                                                         28,000                            513,800
      Moog Inc (b)                                                       42,950                          1,489,935
      Orbital Sciences Corp (a)(b)                                       56,800                          1,017,288
      Triumph Group Inc                                                  10,800                            518,292
                                                                                        ---------------------------
                                                                                                         4,584,293
                                                                                        ---------------------------
      Agricultural Chemicals (0.10%)
      UAP Holding Corp                                                   19,200                            378,240
                                                                                        ---------------------------

      Agricultural Operations (0.08%)
      Delta & Pine Land Co (a)                                            9,100                            311,311
                                                                                        ---------------------------

      Airlines (0.89%)
      Alaska Air Group Inc (b)                                           17,400                            646,062
      Continental Airlines Inc (a)(b)                                    19,500                            513,630
      ExpressJet Holdings Inc (a)(b)                                     55,200                            377,568
      Mesa Air Group Inc (a)(b)                                          32,800                            277,488
      Republic Airways Holdings Inc (b)                                  24,400                            405,528
      Skywest Inc                                                        44,300                          1,074,275
                                                                                        ---------------------------
                                                                                                         3,294,551
                                                                                        ---------------------------
      Apparel Manufacturers (0.73%)
      Carter's Inc (b)                                                   15,600                            340,236
      Maidenform Brands Inc (b)                                          19,431                            260,181
      Oxford Industries Inc (a)                                           2,100                             74,466
      Phillips-Van Heusen                                                40,300                          1,431,859
      Quiksilver Inc (a)(b)                                              29,600                            383,320
      Russell Corp (a)                                                   11,600                            208,916
                                                                                        ---------------------------
                                                                                                         2,698,978
                                                                                        ---------------------------
      Applications Software (0.19%)
      American Reprographics Co (b)                                       7,400                            236,652
      Progress Software Corp (a)(b)                                      12,400                            280,612
      Quest Software Inc (a)(b)                                          13,200                            180,444
                                                                                        ---------------------------
                                                                                                           697,708
                                                                                        ---------------------------
      Audio & Video Products (0.10%)
      Audiovox Corp (a)(b)                                               29,700                            372,141
                                                                                        ---------------------------

      Auto/Truck Parts & Equipment - Original (0.91%)
      American Axle & Manufacturing Holdings (a)                         17,200                            281,736
      ArvinMeritor Inc (a)                                               51,200                            842,752
      Keystone Automotive Industries Inc (a)(b)                           6,600                            281,490
      Modine Manufacturing Co                                            19,500                            459,615
      Tenneco Inc (b)                                                    40,000                            929,200
      TRW Automotive Holdings Corp (b)                                   14,900                            385,910
      Visteon Corp (a)(b)                                                26,000                            185,640
                                                                                        ---------------------------
                                                                                                         3,366,343
                                                                                        ---------------------------
  Auto/Truck Parts & Equipment - Replacement (0.18%)
      Aftermarket Technology Corp (b)                                    20,000                            437,200
      Commercial Vehicle Group Inc (a)(b)                                13,300                            239,533
                                                                                        ---------------------------
                                                                                                           676,733
                                                                                        ---------------------------
      B2B - E-Commerce (0.15%)
      Ariba Inc (a)(b)                                                   42,100                            328,380
      webMethods Inc (b)                                                 30,800                            229,152
                                                                                        ---------------------------
                                                                                                           557,532
                                                                                        ---------------------------
      Batteries & Battery Systems (0.03%)
      Greatbatch Inc (a)(b)                                               4,400                            107,844
                                                                                        ---------------------------

      Broadcasting Services & Programming (0.05%)
      Gray Television Inc (a)                                            29,100                            195,552
                                                                                        ---------------------------

      Building - Heavy Construction (0.53%)
      Granite Construction Inc                                           19,000                            826,310
      Washington Group International Inc (a)                             20,900                          1,128,600
                                                                                        ---------------------------
                                                                                                         1,954,910
                                                                                        ---------------------------
      Building - Maintenance & Service (0.29%)
      ABM Industries Inc (a)                                             21,400                            353,100
      Healthcare Services Group                                          32,500                            702,325
                                                                                        ---------------------------
                                                                                                         1,055,425
                                                                                        ---------------------------
      Building - Residential & Commercial (0.08%)
      Levitt Corp (a)                                                    12,475                            138,972
      WCI Communities Inc (a)(b)                                         10,800                            169,668
                                                                                        ---------------------------
                                                                                                           308,640
                                                                                        ---------------------------
      Building & Construction - Miscellaneous (0.10%)
      Builders FirstSource Inc (a)(b)                                    20,800                            361,296
                                                                                        ---------------------------

      Building & Construction Products - Miscellaneous
      (0.24%)
      NCI Building Systems Inc (a)(b)                                    13,900                            649,686
      USG Corp (a)(b)                                                     5,100                            236,436
                                                                                        ---------------------------
                                                                                                           886,122
                                                                                        ---------------------------
      Building Products - Cement & Aggregate (0.38%)
      Eagle Materials Inc (a)                                            25,000                            899,000
      Texas Industries Inc                                               10,000                            493,800
                                                                                        ---------------------------
                                                                                                         1,392,800
                                                                                        ---------------------------
      Building Products - Doors & Windows (0.06%)
      Apogee Enterprises Inc (a)                                         14,100                            202,617
                                                                                        ---------------------------

      Building Products - Light Fixtures (0.30%)
      Genlyte Group Inc (a)(b)                                            6,600                            459,030
      LSI Industries Inc                                                 42,900                            656,799
                                                                                        ---------------------------
                                                                                                         1,115,829
                                                                                        ---------------------------
      Building Products - Wood (0.38%)
      Universal Forest Products Inc                                      27,900                          1,417,041
                                                                                        ---------------------------

      Cable TV (0.29%)
      Charter Communications Inc (a)(b)                                 269,400                            355,608

      Lodgenet Entertainment Corp (b)                                    37,300                            696,391
                                                                                        ---------------------------
                                                                                                         1,051,999
                                                                                        ---------------------------
      Capacitors (0.04%)
      Kemet Corp (b)                                                     15,300                            128,061
                                                                                        ---------------------------

      Casino Hotels (0.21%)
      Ameristar Casinos Inc (a)                                           2,700                             50,895
      Aztar Corp (b)                                                      9,000                            465,660
      Monarch Casino & Resort Inc (b)                                    14,100                            265,644
                                                                                        ---------------------------
                                                                                                           782,199
                                                                                        ---------------------------
      Cellular Telecommunications (0.24%)
      Centennial Communications Corp                                     17,900                             95,228
      Dobson Communications Corp (a)(b)                                  47,200                            316,712
      Leap Wireless International Inc (b)                                10,400                            464,880
                                                                                        ---------------------------
                                                                                                           876,820
                                                                                        ---------------------------
      Chemicals - Diversified (0.46%)
      FMC Corp                                                           12,100                            746,449
      Georgia Gulf Corp (a)                                              11,700                            297,882
      Rockwood Holdings Inc (b)                                          20,000                            462,800
      Westlake Chemical Corp (a)                                          6,800                            186,320
                                                                                        ---------------------------
                                                                                                         1,693,451
                                                                                        ---------------------------
      Chemicals - Plastics (0.32%)
      PolyOne Corp (b)                                                   72,700                            607,045
      Spartech Corp                                                      25,200                            581,616
                                                                                        ---------------------------
                                                                                                         1,188,661
                                                                                        ---------------------------
      Chemicals - Specialty (1.39%)
      Arch Chemicals Inc                                                 10,700                            379,208
      HB Fuller Co                                                       45,000                          1,799,100
      Hercules Inc (b)                                                   61,200                            850,680
      Minerals Technologies Inc                                           5,900                            298,658
      NewMarket Corp                                                      5,500                            273,790
      OM Group Inc (a)(b)                                                 9,300                            326,616
      Sensient Technologies Corp                                         36,900                            735,786
      Terra Industries Inc (a)(b)                                        33,500                            240,530
      WR Grace & Co (a)(b)                                               25,500                            233,580
                                                                                        ---------------------------
                                                                                                         5,137,948
                                                                                        ---------------------------
      Circuit Boards (0.19%)
      Park Electrochemical Corp                                           7,500                            184,725
      TTM Technologies Inc (b)                                           45,300                            500,112
                                                                                        ---------------------------
                                                                                                           684,837
                                                                                        ---------------------------
      Collectibles (0.14%)
      RC2 Corp (a)(b)                                                    14,900                            504,663
                                                                                        ---------------------------

      Commercial Banks (11.75%)
      1st Source Corp                                                    15,700                            509,308
      Amcore Financial Inc (a)                                            9,400                            269,310
      AmericanWest Bancorp                                                6,900                            146,970
      Ameris Bancorp (a)                                                 11,160                            284,580
      Bancfirst Corp                                                      6,200                            295,368
      Bancorp Inc/Wilmington DE (a)(b)                                    9,500                            235,695
      Bank of Granite Corp (a)                                           11,900                            258,825
      Banner Corp                                                         4,600                            179,354
      Camden National Corp                                                5,300                            236,380
      Capital Corp of the West                                            1,440                             45,360
      Capital Crossing Bank (b)                                              97                              2,585
      Capitol Bancorp Ltd                                                 9,000                            359,100
      Cardinal Financial Corp                                            20,200                            215,534
      Cathay General Bancorp (a)                                          9,200                            338,100
      Centennial Bank Holdings Inc (a)(b)                                19,000                            197,980
      Central Pacific Financial Corp                                     27,200                            952,000
      Chemical Financial Corp (a)                                        12,556                            384,339
      Chittenden Corp                                                    11,300                            318,886
      Citizens Banking Corp                                              18,800                            477,332
      City Bank/Lynnwood WA (a)                                           5,700                            300,846
      City Holding Co                                                    22,500                            871,875
      Colonial BancGroup Inc/The                                         37,200                            944,880
      Columbia Banking System Inc                                        22,335                            697,522
      Community Bancorp/NV (a)(b)                                         8,800                            296,384
      Community Bank System Inc                                          12,400                            262,384
      Community Trust Bancorp Inc (a)                                    15,187                            558,882
      Corus Bankshares Inc (a)                                           84,100                          1,941,869
      Cullen/Frost Bankers Inc (a)                                       14,200                            833,824
      CVB Financial Corp                                                 20,400                            303,756
      Farmers Capital Bank Corp (a)                                       3,400                            108,698
      First Bancorp/Puerto Rico (a)                                      43,600                            413,764
      First Charter Corp (a)                                             14,200                            334,836
      First Citizens BancShares Inc/NC                                    2,500                            517,900
      First Community Bancorp Inc/CA                                     14,800                            812,224
      First Community Bancshares Inc/VA                                   8,500                            282,710
      First Regional Bancorp/Los Angeles CA (a)(b)                        1,900                            187,739
      First Republic Bank/San Francisco CA                               30,150                          1,282,280
      FNB Corp/PA (a)                                                    21,000                            347,340
      FNB Corp                                                            5,700                            213,180
      Fremont General Corp (a)                                           22,200                            394,050
      Great Southern Bancorp Inc (a)                                      8,200                            225,336
      Greater Bay Bancorp                                                50,600                          1,449,184
      Greene County Bancshares Inc (a)                                    3,500                            120,155
      Hanmi Financial Corp                                              107,900                          2,054,416
      Heartland Financial USA Inc (a)                                     5,100                            136,884
      Heritage Commerce Corp (a)                                          2,500                             62,250
      Horizon Financial Corp (a)                                          4,300                            124,141
      IBERIABANK Corp                                                    26,175                          1,504,277
      Independent Bank Corp/MI                                           26,101                            668,447
      Independent Bank Corp/Rockland MA                                  23,700                            803,667
      Integra Bank Corp                                                  13,200                            320,892
      Intervest Bancshares Corp (a)(b)                                    9,700                            430,195
      Irwin Financial Corp                                               46,100                            904,943
      Lakeland Financial Corp                                             3,000                             72,900
      MainSource Financial Group Inc                                     19,226                            317,229
      MB Financial Inc (a)                                                5,700                            202,692
      MBT Financial Corp (a)                                              5,700                             91,599
      Mercantile Bank Corp                                                5,731                            234,971
      Mid-State Bancshares                                               13,000                            350,870
      Nara Bancorp Inc (a)                                               12,000                            220,920
      National Penn Bancshares Inc (a)                                   15,600                            318,240
      Old Second Bancorp Inc                                                100                              2,976
      Oriental Financial Group (a)                                       17,970                            225,883
      Pacific Capital Bancorp                                            19,300                            568,578
      Peoples Bancorp Inc/OH                                              9,330                            279,807
      Prosperity Bancshares Inc                                          10,900                            383,353
      Provident Bankshares Corp                                          22,700                            834,679
      Renasant Corp                                                       7,500                            335,025
      Republic Bancorp Inc/KY (a)                                         2,427                             50,457
      Republic Bancorp Inc/MI (a)                                        65,366                            853,680
      R-G Financial Corp (a)                                             50,600                            419,980
      Royal Bancshares of Pennsylvania                                      744                             19,567
      Santander BanCorp (a)                                               2,100                             47,313
      SCBT Financial Corp                                                   940                             35,504
      Security Bank Corp/Macon GA (a)                                     9,300                            210,552
      Sierra Bancorp                                                        900                             27,027
      Simmons First National Corp                                        13,700                            394,149
      Southwest Bancorp Inc/Stillwater OK                                35,800                            945,478
      Sterling Bancshares Inc/TX                                         76,300                          1,494,717
      Sterling Financial Corp/PA                                         18,987                            410,689
      Sterling Financial Corp/WA                                         58,293                          1,863,627
      Summit Bancshares Inc/TX                                           13,500                            379,080
      SVB Financial Group (b)                                             6,100                            273,402
      Taylor Capital Group Inc                                           13,900                            438,823
      Texas Regional Bancshares Inc                                      21,480                            814,307
      Trico Bancshares (a)                                                9,000                            223,470
      Umpqua Holdings Corp                                               27,881                            727,415
      Union Bankshares Corp/VA (a)                                        8,000                            345,200
      United Bankshares Inc (a)                                           7,300                            260,099
      United Community Banks Inc/GA (a)                                  11,500                            362,710
      W Holding Co Inc                                                   66,246                            349,116
      West Coast Bancorp/OR                                              35,800                          1,086,172
      Whitney Holding Corp                                               11,700                            422,253
                                                                                        ---------------------------
                                                                                                        43,313,245
                                                                                        ---------------------------
      Commercial Services (0.48%)
      Arbitron Inc (a)                                                    3,200                            117,152
      First Advantage Corp (a)(b)                                        23,300                            456,214
      Startek Inc                                                         4,600                             61,226
      TeleTech Holdings Inc (b)                                          35,100                            442,260
      Vertrue Inc (a)(b)                                                 15,900                            675,114
                                                                                        ---------------------------
                                                                                                         1,751,966
                                                                                        ---------------------------
      Commercial Services - Finance (0.17%)
      Deluxe Corp (a)                                                    11,200                            190,400
      Dollar Financial Corp (b)                                          13,984                            280,799
      NCO Group Inc (b)                                                   6,500                            171,925
                                                                                        ---------------------------
                                                                                                           643,124
                                                                                        ---------------------------
      Communications Software (0.26%)
      Digi International Inc (b)                                         42,800                            535,428
      Inter-Tel Inc                                                      20,500                            439,520
                                                                                        ---------------------------
                                                                                                           974,948
                                                                                        ---------------------------
      Computer Aided Design (0.20%)
      Aspen Technology Inc (a)(b)                                        23,000                            278,070
      Parametric Technology Corp (b)                                     28,640                            442,774
                                                                                        ---------------------------
                                                                                                           720,844
                                                                                        ---------------------------
      Computer Services (0.53%)
      Ciber Inc (a)(b)                                                   35,200                            228,800
      Covansys Corp (a)(b)                                               20,100                            298,083
      Perot Systems Corp (b)                                             56,800                            756,576
      SI International Inc (b)                                            5,500                            150,040
      SYKES Enterprises Inc (b)                                          15,600                            254,592
      Tyler Technologies Inc (a)(b)                                      21,100                            253,622
                                                                                        ---------------------------
                                                                                                         1,941,713
                                                                                        ---------------------------
      Computer Software (0.08%)
      Blackbaud Inc (a)                                                  14,100                            294,126
                                                                                        ---------------------------

      Computers (0.24%)
      Gateway Inc (a)(b)                                                 39,600                             63,360
      Palm Inc (a)(b)                                                    54,442                            811,730
                                                                                        ---------------------------
                                                                                                           875,090
                                                                                        ---------------------------

      Computers - Integrated Systems (0.99%)
      Agilysys Inc                                                       45,200                            708,284
      Brocade Communications Systems Inc (a)(b)                         168,700                          1,056,062
      Intergraph Corp (b)                                                22,300                            792,319
      Kronos Inc/MA (b)                                                   7,700                            223,377
      McData Corp - A Shares (b)                                         96,400                            308,480
      MTS Systems Corp                                                    9,600                            353,856
      Radisys Corp (a)(b)                                                 9,000                            189,810
                                                                                        ---------------------------
                                                                                                         3,632,188
                                                                                        ---------------------------
      Computers - Memory Devices (0.57%)
      Hutchinson Technology Inc (a)(b)                                   14,500                            261,725
      Imation Corp                                                       17,700                            720,744
      Komag Inc (a)(b)                                                   17,800                            681,918
      Quantum Corp (a)(b)                                               174,200                            374,530
      Silicon Storage Technology Inc (b)                                 15,600                             62,088
                                                                                        ---------------------------
                                                                                                         2,101,005
                                                                                        ---------------------------
      Computers - Peripheral Equipment (0.16%)
      Electronics for Imaging (b)                                        30,000                            605,400
                                                                                        ---------------------------

      Computers - Voice Recognition (0.05%)
      Talx Corp (a)                                                       9,000                            184,950
                                                                                        ---------------------------

      Consulting Services (0.60%)
      BearingPoint Inc (a)(b)                                           116,900                            935,200
      Clark Inc                                                           7,200                             86,904
      CRA International Inc (b)                                             700                             31,647
      Gartner Inc (a)(b)                                                 28,200                            401,568
      MAXIMUS Inc                                                        13,800                            374,532
      Watson Wyatt Worldwide Inc                                         12,100                            398,816
                                                                                        ---------------------------
                                                                                                         2,228,667
                                                                                        ---------------------------
      Consumer Products - Miscellaneous (0.67%)
      CNS Inc (a)                                                        13,900                            315,808
      Prestige Brands Holdings Inc (a)(b)                                 7,700                             67,606
      Spectrum Brands Inc (a)(b)                                         10,300                             69,731
      Tupperware Brands Corp (a)                                        110,400                          1,905,504
      Yankee Candle Co Inc (a)                                            5,200                            126,412
                                                                                        ---------------------------
                                                                                                         2,485,061
                                                                                        ---------------------------
      Containers - Metal & Glass (0.85%)
      Greif Inc (a)                                                      16,800                          1,162,728
      Silgan Holdings Inc                                                53,100                          1,965,231
                                                                                        ---------------------------
                                                                                                         3,127,959
                                                                                        ---------------------------
      Containers - Paper & Plastic (0.04%)
      Chesapeake Corp                                                    11,321                            161,324
                                                                                        ---------------------------

      Cosmetics & Toiletries (0.25%)
      Chattem Inc (a)(b)                                                 10,400                            352,872
      Elizabeth Arden Inc (b)                                            33,500                            565,480
                                                                                        ---------------------------
                                                                                                           918,352
                                                                                        ---------------------------
      Data Processing & Management (0.34%)
      CSG Systems International Inc (b)                                  16,200                            421,848
      eFunds Corp (a)(b)                                                 14,300                            300,729
      Filenet Corp (b)                                                   15,500                            493,210
      infoUSA Inc                                                         5,300                             50,456
                                                                                        ---------------------------
                                                                                                         1,266,243
                                                                                        ---------------------------
      Decision Support Software (0.03%)
      QAD Inc                                                             6,300                             47,880

      SPSS Inc (b)                                                        2,700                             72,981
                                                                                        ---------------------------
                                                                                                           120,861
                                                                                        ---------------------------
      Diagnostic Kits (0.05%)
      Biosite Inc (b)                                                     4,700                            183,206
                                                                                        ---------------------------

      Disposable Medical Products (0.03%)
      ICU Medical Inc (a)(b)                                              2,800                            116,984
                                                                                        ---------------------------

      Distribution & Wholesale (1.15%)
      Aviall Inc (b)                                                     26,500                          1,259,545
      Brightpoint Inc (b)                                                28,830                            422,936
      Building Material Holding Corp (a)                                 46,400                            994,352
      United Stationers Inc (b)                                          26,200                          1,288,254
      Watsco Inc                                                          6,500                            288,080
                                                                                        ---------------------------
                                                                                                         4,253,167
                                                                                        ---------------------------
      Diversified Manufacturing Operations (1.64%)
      Actuant Corp (a)                                                   13,100                            576,531
      Acuity Brands Inc                                                  22,600                            988,298
      Ameron International Corp                                           6,400                            360,512
      AO Smith Corp                                                      18,000                            771,480
      Barnes Group Inc (a)                                               55,500                            944,055
      Blount International Inc (a)(b)                                    27,200                            296,480
      EnPro Industries Inc (b)                                           43,500                          1,360,680
      ESCO Technologies Inc (b)                                           5,600                            295,064
      Griffon Corp (a)(b)                                                15,800                            357,396
      Jacuzzi Brands Inc (a)(b)                                          13,200                            110,880
                                                                                        ---------------------------
                                                                                                         6,061,376
                                                                                        ---------------------------
  Diversified Operations & Commercial Services (0.22%)
      Viad Corp                                                          16,600                            539,168
      Volt Information Sciences Inc (a)(b)                                6,400                            271,360
                                                                                        ---------------------------
                                                                                                           810,528
                                                                                        ---------------------------
      E-Commerce - Products (0.12%)
      FTD Group Inc (a)(b)                                               29,700                            431,244
                                                                                        ---------------------------

      Electric - Integrated (3.06%)
      Allete Inc                                                         16,200                            752,004
      Avista Corp                                                        68,300                          1,706,134
      Black Hills Corp                                                   23,200                            831,256
      CH Energy Group Inc (a)                                             8,900                            441,351
      Cleco Corp                                                         51,600                          1,275,552
      El Paso Electric Co (b)                                            60,400                          1,323,968
      Great Plains Energy Inc (a)                                        14,300                            419,419
      Idacorp Inc                                                        29,200                          1,088,576
      UIL Holdings Corp (a)                                               5,666                            197,347
      Unisource Energy Corp (a)                                          58,400                          1,948,224
      Westar Energy Inc (a)                                              56,200                          1,298,220
                                                                                        ---------------------------
                                                                                                        11,282,051
                                                                                        ---------------------------
      Electronic Components - Miscellaneous (0.62%)
      Bel Fuse Inc                                                        9,000                            284,310
      Benchmark Electronics Inc (b)                                      33,625                            818,096
      CTS Corp (a)                                                       30,300                            436,623
      Methode Electronics Inc                                            22,900                            183,200
      Plexus Corp (a)(b)                                                  6,700                            166,964
      Solectron Corp (a)(b)                                              60,700                            183,314
      Sypris Solutions Inc                                                3,200                             22,688
      Technitrol Inc                                                      8,300                            205,674
                                                                                        ---------------------------
                                                                                                         2,300,869
                                                                                        ---------------------------

      Electronic Components - Semiconductors (0.80%)
      Actel Corp (a)(b)                                                  10,900                            147,804
      AMIS Holdings Inc (a)(b)                                           11,600                            108,808
      Amkor Technology Inc (a)(b)                                        39,200                            242,256
      Applied Micro Circuits Corp (b)                                    80,800                            208,464
      Conexant Systems Inc (a)(b)                                       243,200                            435,328
      DSP Group Inc (b)                                                  10,900                            261,164
      Kopin Corp (b)                                                      4,100                             13,612
      Lattice Semiconductor Corp (b)                                     29,800                            175,820
      Omnivision Technologies Inc (a)(b)                                 10,589                            201,191
      ON Semiconductor Corp (a)(b)                                       32,500                            204,425
      Portalplayer Inc (a)(b)                                            10,200                            110,364
      Silicon Image Inc (a)(b)                                           30,400                            321,632
      Skyworks Solutions Inc (a)(b)                                      72,100                            316,519
      Zoran Corp (b)                                                     13,300                            213,465
                                                                                        ---------------------------
                                                                                                         2,960,852
                                                                                        ---------------------------
      Electronic Design Automation (0.20%)
      Magma Design Automation Inc (a)(b)                                 18,200                            131,768
      Mentor Graphics Corp (a)(b)                                        42,800                            589,784
                                                                                        ---------------------------
                                                                                                           721,552
                                                                                        ---------------------------
      Electronic Measurement Instruments (0.03%)
      Molecular Devices Corp (b)                                          4,300                             99,287
                                                                                        ---------------------------

      Energy - Alternate Sources (0.02%)
      Quantum Fuel Systems Technologies World (a)(b)                     17,900                             54,058
                                                                                        ---------------------------

 Engineering - Research & Development Services (0.25%)
      EMCOR Group Inc (b)                                                 3,100                            159,712
      Shaw Group Inc/The (b)                                             13,800                            285,522
      URS Corp (a)(b)                                                    12,250                            485,100
                                                                                        ---------------------------
                                                                                                           930,334
                                                                                        ---------------------------
      Enterprise Software & Services (0.62%)
      JDA Software Group Inc (b)                                         12,200                            188,734
      Lawson Software Inc (a)(b)                                         79,100                            529,970
      Mantech International Corp (b)                                      9,000                            253,710
      Sybase Inc (b)                                                     60,100                          1,265,105
      SYNNEX Corp (a)(b)                                                  1,400                             28,812
                                                                                        ---------------------------
                                                                                                         2,266,331
                                                                                        ---------------------------
      Environmental Consulting & Engineering (0.01%)
      Tetra Tech Inc (b)                                                  1,800                             28,854
                                                                                        ---------------------------

      Fiduciary Banks (0.10%)
      Boston Private Financial Holdings Inc                              15,100                            379,463
                                                                                        ---------------------------

      Filtration & Separation Products (0.12%)
      Clarcor Inc                                                        15,000                            426,450
                                                                                        ---------------------------

      Finance - Consumer Loans (0.48%)
      Encore Capital Group Inc (a)(b)                                     9,924                            121,767
      Ocwen Financial Corp (a)(b)                                        25,400                            352,552
      World Acceptance Corp (a)(b)                                       31,600                          1,311,400
                                                                                        ---------------------------
                                                                                                         1,785,719
                                                                                        ---------------------------
      Finance - Credit Card (0.38%)
      Advanta Corp - B Shares (a)                                        19,300                            695,379
      CompuCredit Corp (a)(b)                                            21,200                            692,604
                                                                                        ---------------------------
                                                                                                         1,387,983
                                                                                        ---------------------------

      Finance - Investment Banker & Broker (0.73%)
      Greenhill & Co Inc (a)                                                500                             28,980
      Investment Technology Group Inc (b)                                10,100                            508,636
      Jefferies Group Inc                                                14,600                            379,308
      Knight Capital Group Inc (a)(b)                                    72,900                          1,205,766
      LaBranche & Co Inc (a)(b)                                          29,700                            293,436
      Piper Jaffray Cos (b)                                               5,300                            271,307
                                                                                        ---------------------------
                                                                                                         2,687,433
                                                                                        ---------------------------
      Finance - Leasing Company (0.18%)
      Financial Federal Corp (a)                                         16,200                            435,294
      Marlin Business Services Corp (a)(b)                               10,900                            226,284
                                                                                        ---------------------------
                                                                                                           661,578
                                                                                        ---------------------------
      Finance - Mortgage Loan/Banker (0.30%)
      Accredited Home Lenders Holding Co (a)(b)                          11,700                            530,361
      CharterMac (a)                                                     18,200                            352,352
      Doral Financial Corp (a)                                           23,300                            119,296
      Federal Agricultural Mortgage Corp (a)                              4,400                            118,052
                                                                                        ---------------------------
                                                                                                         1,120,061
                                                                                        ---------------------------
      Finance - Other Services (0.00%)
      eSpeed Inc (a)(b)                                                   1,300                             11,232
                                                                                        ---------------------------

      Food - Baking (0.23%)
      Flowers Foods Inc (a)                                              30,075                            856,536
                                                                                        ---------------------------

      Food - Meat Products (0.02%)
      Premium Standard Farms Inc                                          3,500                             59,150
                                                                                        ---------------------------

      Food - Miscellaneous/Diversified (0.53%)
      Chiquita Brands International Inc                                  81,600                          1,096,704
      J&J Snack Foods Corp (a)                                            8,100                            243,729
      Ralcorp Holdings Inc (b)                                           14,900                            621,032
                                                                                        ---------------------------
                                                                                                         1,961,465
                                                                                        ---------------------------
      Food - Retail (0.04%)
      Ruddick Corp (a)                                                    5,500                            134,640
                                                                                        ---------------------------

      Food - Wholesale & Distribution (0.32%)
      Nash Finch Co (a)                                                   5,500                            123,035
      Performance Food Group Co (b)                                      15,200                            423,624
      Spartan Stores Inc                                                 41,500                            622,500
                                                                                        ---------------------------
                                                                                                         1,169,159
                                                                                        ---------------------------
      Footwear & Related Apparel (0.29%)
      Deckers Outdoor Corp (b)                                            4,100                            174,824
      Skechers U.S.A. Inc (a)(b)                                         24,300                            529,983
      Wolverine World Wide Inc                                           14,800                            376,512
                                                                                        ---------------------------
                                                                                                         1,081,319
                                                                                        ---------------------------
      Funeral Services & Related Items (0.21%)
      Alderwoods Group Inc (b)                                           16,000                            314,080
      Stewart Enterprises Inc                                            84,200                            450,470
                                                                                        ---------------------------
                                                                                                           764,550
                                                                                        ---------------------------
      Gas - Distribution (2.39%)
      Atmos Energy Corp (a)                                              14,200                            408,534
      Laclede Group Inc/The (a)                                          27,100                            900,533
      New Jersey Resources Corp (a)                                      39,800                          1,987,214
      Nicor Inc (a)                                                      21,800                            955,276
      Northwest Natural Gas Co                                           24,000                            911,280
      Piedmont Natural Gas Co (a)                                        12,700                            326,898

      South Jersey Industries Inc (a)                                    43,400                          1,287,678
      Southwest Gas Corp                                                 50,400                          1,659,672
      WGL Holdings Inc                                                   12,300                            369,369
                                                                                        ---------------------------
                                                                                                         8,806,454
                                                                                        ---------------------------
      Health Care Cost Containment (0.04%)
      Healthspring Inc (b)                                                6,900                            128,409
                                                                                        ---------------------------

      Home Furnishings (0.60%)
      Ethan Allen Interiors Inc (a)                                      16,700                            623,244
      Furniture Brands International Inc (a)                             50,600                          1,015,036
      Kimball International Inc (a)                                      15,900                            282,543
      Sealy Corp (a)                                                     19,900                            271,834
                                                                                        ---------------------------
                                                                                                         2,192,657
                                                                                        ---------------------------
      Human Resources (0.48%)
      AMN Healthcare Services Inc (a)(b)                                  1,300                             29,198
      Hewitt Associates Inc (a)(b)                                       14,300                            321,321
      Kforce Inc (b)                                                     20,300                            253,141
      MPS Group Inc (b)                                                  41,600                            540,384
      Spherion Corp (b)                                                  82,200                            624,720
                                                                                        ---------------------------
                                                                                                         1,768,764
                                                                                        ---------------------------
      Identification Systems - Development (0.19%)
      Checkpoint Systems Inc (b)                                         37,600                            620,400
      Paxar Corp (a)(b)                                                   4,100                             75,522
                                                                                        ---------------------------
                                                                                                           695,922
                                                                                        ---------------------------
      Instruments - Controls (0.18%)
      Watts Water Technologies Inc (a)                                   23,200                            675,816
                                                                                        ---------------------------

      Internet Application Software (0.10%)
      Interwoven Inc (b)                                                 30,300                            287,244
      Stellent Inc (a)                                                    7,600                             71,440
                                                                                        ---------------------------
                                                                                                           358,684
                                                                                        ---------------------------
      Internet Connectivity Services (0.02%)
      Redback Networks Inc (b)                                            3,500                             54,110
                                                                                        ---------------------------

      Internet Content - Information & News (0.04%)
      ProQuest Co (a)(b)                                                 11,400                            134,976
                                                                                        ---------------------------

      Internet Infrastructure Equipment (0.15%)
      Avocent Corp (b)                                                   22,100                            565,318
                                                                                        ---------------------------

      Internet Infrastructure Software (0.11%)
      TIBCO Software Inc (a)(b)                                          48,800                            388,448
                                                                                        ---------------------------

      Internet Security (0.14%)
      Internet Security Systems (a)(b)                                      800                             17,992
      Ipass Inc (a)(b)                                                   14,700                             74,676
      RSA Security Inc (b)                                                6,900                            190,302
      SonicWALL Inc (b)                                                  24,600                            246,000
                                                                                        ---------------------------
                                                                                                           528,970
                                                                                        ---------------------------
      Investment Companies (0.39%)
      MCG Capital Corp                                                   25,200                            410,508
      Medallion Financial Corp (a)                                       15,300                            187,272
      Technology Investment Capital Corp                                 59,449                            854,282
                                                                                        ---------------------------
                                                                                                         1,452,062
                                                                                        ---------------------------

      Investment Management & Advisory Services (0.09%
      Calamos Asset Management Inc                                       12,300                            332,223
                                                                                        ---------------------------

      Lasers - Systems & Components (0.39%)
      Coherent Inc (b)                                                   21,700                            695,702
      Cymer Inc (b)                                                       5,700                            222,984
      Electro Scientific Industries Inc (b)                               2,800                             49,224
      Rofin-Sinar Technologies Inc (b)                                    8,700                            468,321
                                                                                        ---------------------------
                                                                                                         1,436,231
                                                                                        ---------------------------
      Leisure & Recreation Products (0.18%)
      K2 Inc (b)                                                         63,400                            666,968
                                                                                        ---------------------------

      Life & Health Insurance (0.93%)
      Delphi Financial Group                                             64,175                          2,444,426
      Phoenix Cos Inc/The                                                35,600                            484,160
      Scottish Re Group Ltd (a)                                          27,800                            110,922
      Universal American Financial Corp (a)(b)                           30,400                            376,960
                                                                                        ---------------------------
                                                                                                         3,416,468
                                                                                        ---------------------------
      Linen Supply & Related Items (0.03%)
      Angelica Corp                                                       6,200                            104,470
                                                                                        ---------------------------

      Machinery - Construction & Mining (0.03%)
      Astec Industries Inc (b)                                            5,700                            120,840
                                                                                        ---------------------------

      Machinery - Electrical (0.23%)
      Regal-Beloit Corp                                                  21,300                            846,675
                                                                                        ---------------------------

      Machinery - Farm (0.04%)
      Gehl Co (a)(b)                                                      5,100                            140,862
                                                                                        ---------------------------

      Machinery - General Industry (1.18%)
      Albany International Corp (a)                                      10,200                            366,486
      Applied Industrial Technologies Inc                                82,675                          1,927,981
      Gardner Denver Inc (b)                                             19,600                            679,140
      Kadant Inc (a)(b)                                                     400                              8,364
      Sauer-Danfoss Inc (a)                                               8,600                            210,614
      Tennant Co (a)                                                     10,000                            237,700
      Wabtec Corp                                                        34,100                            905,696
                                                                                        ---------------------------
                                                                                                         4,335,981
                                                                                        ---------------------------
      Machinery - Material Handling (0.24%)
      Cascade Corp (a)                                                    9,900                            366,300
      NACCO Industries Inc (a)                                            3,700                            511,229
                                                                                        ---------------------------
                                                                                                           877,529
                                                                                        ---------------------------
      Machinery - Pumps (0.00%)
      Tecumseh Products Co (a)                                              600                             10,650
                                                                                        ---------------------------

      Medical - Biomedical/Gene (0.51%)
      Applera Corp - Celera Genomics Group (a)(b)                         9,900                            133,650
      Arena Pharmaceuticals Inc (a)(b)                                   12,800                            132,480
      Bio-Rad Laboratories Inc (b)                                       10,700                            705,023
      Lifecell Corp (a)(b)                                               12,800                            365,696
      Martek Biosciences Corp (a)(b)                                        900                             25,137
      Myogen Inc (a)(b)                                                   7,200                            222,192
      Nektar Therapeutics (a)(b)                                         13,100                            213,530
      Seattle Genetics Inc /WA (b)                                       18,900                             76,734
                                                                                        ---------------------------
                                                                                                         1,874,442
                                                                                        ---------------------------

      Medical - Drugs (0.34%)
      Adams Respiratory Therapeutics Inc (a)(b)                           7,100                            317,512
      Adolor Corp (a)(b)                                                 12,423                            297,282
      Cubist Pharmaceuticals Inc (a)(b)                                  11,900                            272,748
      Pharmion Corp (a)(b)                                               14,300                            246,246
      Valeant Pharmaceuticals International (a)                           7,900                            136,512
                                                                                        ---------------------------
                                                                                                         1,270,300
                                                                                        ---------------------------
      Medical - Generic Drugs (0.39%)
      Alpharma Inc                                                       37,400                            844,492
      Perrigo Co                                                         36,800                            582,912
                                                                                        ---------------------------
                                                                                                         1,427,404
                                                                                        ---------------------------
      Medical - HMO (0.48%)
      AMERIGROUP Corp (a)(b)                                             17,800                            517,980
      Magellan Health Services Inc (a)(b)                                22,700                          1,091,189
      Molina Healthcare Inc (b)                                           5,100                            169,014
                                                                                        ---------------------------
                                                                                                         1,778,183
                                                                                        ---------------------------
      Medical - Nursing Homes (0.29%)
      Genesis HealthCare Corp (b)                                           600                             29,142
      Kindred Healthcare Inc (b)                                         38,900                          1,028,127
                                                                                        ---------------------------
                                                                                                         1,057,269
                                                                                        ---------------------------
      Medical - Outpatient & Home Medical Care (0.13%)
      Allied Healthcare International Inc (b)                            32,100                             86,991
      Apria Healthcare Group Inc (a)(b)                                   7,400                            129,648
      Gentiva Health Services Inc (b)                                     9,600                            154,464
      Res-Care Inc (b)                                                    6,400                            121,728
                                                                                        ---------------------------
                                                                                                           492,831
                                                                                        ---------------------------
      Medical Information Systems (0.29%)
      Computer Programs & Systems Inc                                     8,028                            296,153
      Per-Se Technologies Inc (a)(b)                                     32,700                            780,549
                                                                                        ---------------------------
                                                                                                         1,076,702
                                                                                        ---------------------------
      Medical Instruments (0.15%)
      Conmed Corp (a)(b)                                                 26,800                            534,660
      SurModics Inc (b)                                                     200                              7,150
                                                                                        ---------------------------
                                                                                                           541,810
                                                                                        ---------------------------
      Medical Laser Systems (0.10%)
      LCA-Vision Inc                                                      8,300                            358,145
                                                                                        ---------------------------

      Medical Products (0.48%)
      Haemonetics Corp/Mass (b)                                           9,400                            412,378
      HealthTronics Inc (a)(b)                                           80,600                            529,542
      Invacare Corp                                                       7,300                            153,519
      PSS World Medical Inc (a)(b)                                       26,700                            529,995
      Viasys Healthcare Inc (b)                                           5,900                            151,984
                                                                                        ---------------------------
                                                                                                         1,777,418
                                                                                        ---------------------------
      Medical Sterilization Products (0.17%)
      STERIS Corp                                                        27,600                            639,492
                                                                                        ---------------------------

      Metal - Iron (0.06%)
      Gibraltar Industries Inc                                            7,900                            218,277
                                                                                        ---------------------------

      Metal Processors & Fabrication (1.20%)
      CIRCOR International Inc (a)                                       10,600                            295,210
      Commercial Metals Co                                               61,100                          1,386,359
      Mueller Industries Inc                                             25,500                            936,870
      NN Inc                                                             26,100                            332,775

      Quanex Corp (a)                                                    40,875                          1,483,354
                                                                                        ---------------------------
                                                                                                         4,434,568
                                                                                        ---------------------------
      Miscellaneous Manufacturers (0.15%)
      Freightcar America Inc (a)                                          5,300                            284,398
      Reddy Ice Holdings Inc (a)                                         12,300                            274,044
                                                                                        ---------------------------
                                                                                                           558,442
                                                                                        ---------------------------
      Motion Pictures & Services (0.05%)
      Macrovision Corp (b)                                                9,000                            176,580
                                                                                        ---------------------------

      MRI - Medical Diagnostic Imaging (0.03%)
      Alliance Imaging Inc (a)(b)                                        17,900                            113,128
                                                                                        ---------------------------

      Multi-Line Insurance (0.05%)
      Direct General Corp (a)                                            10,300                            170,877
                                                                                        ---------------------------

      Multimedia (0.23%)
      Entravision Communications Corp (b)                                31,800                            247,404
      Journal Communications Inc                                         37,000                            390,350
      Media General Inc (a)                                               5,800                            211,294
                                                                                        ---------------------------
                                                                                                           849,048
                                                                                        ---------------------------
      Music (0.08%)
      Steinway Musical Instruments (a)(b)                                11,700                            284,778
                                                                                        ---------------------------

      Networking Products (1.04%)
      Adaptec Inc (b)                                                    44,800                            197,120
      Aeroflex Inc (a)(b)                                                28,400                            287,976
      Anixter International Inc (a)                                      24,100                          1,328,633
      Black Box Corp                                                     11,100                            456,321
      Foundry Networks Inc (b)                                           35,600                            368,816
      Hypercom Corp (a)(b)                                               16,200                            152,280
      Netgear Inc (b)                                                    11,700                            226,395
      Polycom Inc (a)(b)                                                 28,550                            633,810
      SafeNet Inc (a)(b)                                                 10,552                            179,806
                                                                                        ---------------------------
                                                                                                         3,831,157
                                                                                        ---------------------------
      Non-Ferrous Metals (0.20%)
      USEC Inc (a)                                                       69,800                            734,994
                                                                                        ---------------------------

      Non-Hazardous Waste Disposal (0.02%)
      Waste Services Inc (a)(b)                                           8,333                             78,414
                                                                                        ---------------------------

      Office Automation & Equipment (0.22%)
      Global Imaging Systems Inc (a)(b)                                     500                             21,140
      IKON Office Solutions Inc                                          57,900                            799,599
                                                                                        ---------------------------
                                                                                                           820,739
                                                                                        ---------------------------
      Office Supplies & Forms (0.41%)
      Ennis Inc                                                           7,100                            137,740
      John H Harland Co (a)                                              35,200                          1,383,712
                                                                                        ---------------------------
                                                                                                         1,521,452
                                                                                        ---------------------------
      Oil - Field Services (1.19%)
      Basic Energy Services Inc (a)(b)                                   11,200                            302,400
      Hanover Compressor Co (a)(b)                                       10,900                            207,100
      Helix Energy Solutions Group Inc (a)(b)                             1,569                             61,175
      Oil States International Inc (a)(b)                                26,100                            839,376
      RPC Inc                                                            23,800                            547,400
      Trico Marine Services Inc (b)                                      37,700                          1,381,705
      Union Drilling Inc (a)(b)                                          15,300                            230,418

      Universal Compression Holdings Inc (b)                             13,000                            828,100
                                                                                        ---------------------------
                                                                                                         4,397,674
                                                                                        ---------------------------
      Oil & Gas Drilling (0.10%)
      Todco                                                               9,800                            373,478
                                                                                        ---------------------------

      Oil Company - Exploration & Production (1.73%)
      Bois d'Arc Energy Inc (a)(b)                                       12,900                            214,140
      Callon Petroleum Co (b)                                            27,100                            505,415
      Cimarex Energy Co                                                  19,500                            796,185
      Comstock Resources Inc (b)                                         15,200                            447,184
      Edge Petroleum Corp (a)(b)                                         17,400                            368,706
      Energy Partners Ltd (a)(b)                                         26,800                            486,956
      Harvest Natural Resources Inc (a)(b)                               25,900                            362,341
      Houston Exploration Co (b)                                         11,100                            708,846
      PetroHawk Energy Corp (b)                                          20,100                            235,572
      Rosetta Resources Inc (a)(b)                                        3,200                             57,632
      Stone Energy Corp (a)(b)                                           20,100                            939,675
      Swift Energy Co (a)(b)                                             26,000                          1,248,000
                                                                                        ---------------------------
                                                                                                         6,370,652
                                                                                        ---------------------------
      Oil Field Machinery & Equipment (0.40%)
      Dril-Quip Inc (a)(b)                                                5,600                            473,144
      Lone Star Technologies Inc (b)                                      9,300                            438,030
      Maverick Tube Corp (a)(b)                                           8,700                            554,973
                                                                                        ---------------------------
                                                                                                         1,466,147
                                                                                        ---------------------------
      Oil Refining & Marketing (0.34%)
      Alon USA Energy Inc (a)                                             6,500                            249,145
      Giant Industries Inc (b)                                            9,800                            699,818
      Western Refining Inc (a)                                           12,700                            291,973
                                                                                        ---------------------------
                                                                                                         1,240,936
                                                                                        ---------------------------
      Optical Supplies (0.07%)
      Oakley Inc (a)                                                     15,200                            246,240
                                                                                        ---------------------------

      Paper & Related Products (0.40%)
      Glatfelter                                                         15,400                            240,240
      Potlatch Corp                                                       6,590                            228,080
      Rock-Tenn Co                                                       29,200                            501,948
      Schweitzer-Mauduit International Inc                               25,100                            507,773
                                                                                        ---------------------------
                                                                                                         1,478,041
                                                                                        ---------------------------
      Physician Practice Management (0.17%)
      Pediatrix Medical Group Inc (b)                                    15,000                            636,000
                                                                                        ---------------------------

      Power Converter & Supply Equipment (0.04%)
      Advanced Energy Industries Inc (b)                                 12,300                            159,162
                                                                                        ---------------------------

      Printing - Commercial (0.17%)
      Banta Corp                                                            700                             24,731
      Consolidated Graphics Inc (a)(b)                                    8,700                            427,953
      Valassis Communications Inc (a)(b)                                  9,200                            188,876
                                                                                        ---------------------------
                                                                                                           641,560
                                                                                        ---------------------------
      Private Corrections (0.18%)
      Geo Group Inc/The (b)                                              15,800                            651,276
                                                                                        ---------------------------

      Property & Casualty Insurance (3.26%)
      American Physicians Capital Inc (b)                                 9,021                            418,033
      Argonaut Group Inc (a)(b)                                          46,600                          1,358,856
      Harleysville Group Inc                                              9,900                            314,127
      Infinity Property & Casualty Corp                                  12,300                            505,407
      LandAmerica Financial Group Inc                                    23,500                          1,500,005
      Navigators Group Inc (b)                                           11,000                            467,610
      Ohio Casualty Corp                                                 45,500                          1,179,360
      PMA Capital Corp (a)(b)                                           117,000                          1,166,490
      ProAssurance Corp (a)(b)                                              800                             39,768
      RLI Corp (a)                                                        3,100                            146,568
      Safety Insurance Group Inc (a)                                     23,300                          1,236,298
      SeaBright Insurance Holdings Inc (b)                               17,500                            227,500
      Selective Insurance Group (a)                                      17,000                            867,000
      State Auto Financial Corp (a)                                       7,500                            226,500
      Stewart Information Services Corp (a)                              21,800                            749,484
      Zenith National Insurance Corp                                     40,450                          1,617,191
                                                                                        ---------------------------
                                                                                                        12,020,197
                                                                                        ---------------------------
      Publicly Traded Investment Fund (0.75%)
      iShares Russell 2000 Value Index Fund (a)                          38,500                          2,754,290
                                                                                        ---------------------------

      Publishing - Books (0.26%)
      Scholastic Corp (b)                                                32,800                            943,000
                                                                                        ---------------------------

      Publishing - Newspapers (0.48%)
      Journal Register Co                                                20,800                            159,328
      Lee Enterprises Inc                                                64,500                          1,601,535
                                                                                        ---------------------------
                                                                                                         1,760,863
                                                                                        ---------------------------
      Radio (0.60%)
      Cox Radio Inc (a)(b)                                               41,300                            605,045
      Entercom Communications Corp                                       27,200                            689,520
      Radio One Inc - Class D (a)(b)                                     93,900                            674,202
      Westwood One Inc (a)                                               34,900                            232,434
                                                                                        ---------------------------
                                                                                                         2,201,201
                                                                                        ---------------------------
      Real Estate Magagement & Services (0.02%)
      Housevalues Inc (a)(b)                                             17,000                             90,440
                                                                                        ---------------------------

      Recycling (0.08%)
      Metal Management Inc                                                9,800                            279,104
                                                                                        ---------------------------

      Reinsurance (0.56%)
      Endurance Specialty Holdings Ltd (a)                               13,900                            422,004
      Odyssey Re Holdings Corp (a)                                       35,700                            960,330
      Platinum Underwriters Holdings Ltd                                 24,600                            695,934
                                                                                        ---------------------------
                                                                                                         2,078,268
                                                                                        ---------------------------
      REITS - Apartments (0.92%)
      Mid-America Apartment Communities Inc                              36,600                          2,090,592
      Post Properties Inc (a)                                            27,100                          1,301,071
                                                                                        ---------------------------
                                                                                                         3,391,663
                                                                                        ---------------------------
      REITS - Diversified (1.36%)
      CentraCore Properties Trust                                         9,600                            247,296
      Entertainment Properties Trust                                     13,500                            574,695
      Lexington Corporate Properties Trust                              133,200                          2,653,344
      Spirit Finance Corp (a)                                           139,600                          1,549,560
                                                                                        ---------------------------
                                                                                                         5,024,895
                                                                                        ---------------------------
      REITS - Healthcare (0.78%)
      Health Care REIT Inc                                               13,150                            475,898
      LTC Properties Inc                                                 20,600                            454,642
      National Health Investors Inc                                      23,100                            584,661
      Omega Healthcare Investors Inc                                     32,400                            432,864

      Senior Housing Properties Trust                                    49,700                            923,923
                                                                                        ---------------------------
                                                                                                         2,871,988
                                                                                        ---------------------------
      REITS - Hotels (2.62%)
      Ashford Hospitality Trust Inc                                      46,300                            544,025
      Equity Inns Inc                                                    37,200                            586,644
      FelCor Lodging Trust Inc                                          159,100                          3,500,200
      Hersha Hospitality Trust (a)                                       28,600                            263,978
      Highland Hospitality Corp                                          53,300                            711,555
      Innkeepers USA Trust                                               81,100                          1,368,157
      LaSalle Hotel Properties                                           15,600                            644,436
      Sunstone Hotel Investors Inc (a)                                   47,200                          1,338,592
      Winston Hotels Inc                                                 57,400                            706,020
                                                                                        ---------------------------
                                                                                                         9,663,607
                                                                                        ---------------------------
      REITS - Mortgage (1.43%)
      American Home Mortgage Investment Corp (a)                         43,621                          1,523,245
      Anthracite Capital Inc (a)                                         98,700                          1,211,049
      Capital Trust Inc/NY (a)                                            9,000                            309,420
      IMPAC Mortgage Holdings Inc (a)                                    40,600                            437,262
      MFA Mortgage Investments Inc                                       29,126                            199,805
      Newcastle Investment Corp                                          14,000                            359,660
      RAIT Investment Trust                                              43,600                          1,232,572
                                                                                        ---------------------------
                                                                                                         5,273,013
                                                                                        ---------------------------
      REITS - Office Property (1.55%)
      BioMed Realty Trust Inc                                            50,600                          1,508,386
      Brandywine Realty Trust (a)                                        17,100                            541,044
      Columbia Equity Trust Inc                                           6,500                             98,605
      Glenborough Realty Trust Inc (a)                                   20,200                            448,440
      Government Properties Trust Inc (a)                                29,700                            267,597
      Kilroy Realty Corp                                                 18,600                          1,374,354
      Maguire Properties Inc (a)                                         13,000                            486,330
      Parkway Properties Inc/Md                                          22,000                          1,000,340
                                                                                        ---------------------------
                                                                                                         5,725,096
                                                                                        ---------------------------
      REITS - Regional Malls (0.68%)
      Pennsylvania Real Estate Investment Trust                          63,700                          2,508,506
                                                                                        ---------------------------

      REITS - Shopping Centers (0.74%)
      Cedar Shopping Centers Inc                                         27,787                            421,251
      Equity One Inc                                                     30,400                            664,848
      Kite Realty Group Trust                                            45,900                            708,237
      Saul Centers Inc                                                   23,800                            949,620
                                                                                        ---------------------------
                                                                                                         2,743,956
                                                                                        ---------------------------
      REITS - Single Tenant (0.16%)
      National Retail Properties Inc                                     27,700                            577,268
                                                                                        ---------------------------

      REITS - Storage (0.04%)
      Extra Space Storage Inc                                             9,100                            144,963
                                                                                        ---------------------------

      REITS - Warehouse & Industrial (0.28%)
      First Potomac Realty Trust                                         36,300                          1,026,927
                                                                                        ---------------------------

      Rental - Auto & Equipment (0.57%)
      Aaron Rents Inc                                                    29,500                            712,130
      Dollar Thrifty Automotive Group (a)(b)                             17,400                            778,824
      Electro Rent Corp (b)                                               8,300                            123,089
      Rent-A-Center Inc (a)(b)                                           17,800                            479,354
                                                                                        ---------------------------
                                                                                                         2,093,397
                                                                                        ---------------------------

      Research & Development (0.08%)
      PRA International (a)(b)                                           12,900                            298,506
                                                                                        ---------------------------

      Retail - Apparel & Shoe (2.18%)
      Brown Shoe Co Inc                                                  34,150                          1,105,777
      Cato Corp/The                                                      21,700                            527,744
      Charming Shoppes Inc (a)(b)                                       151,600                          1,562,996
      Childrens Place Retail Stores Inc/The (b)                           7,200                            401,904
      Dress Barn Inc (b)                                                 12,400                            267,592
      Finish Line (a)                                                    35,000                            430,500
      Genesco Inc (a)(b)                                                 19,200                            519,744
      Kenneth Cole Productions Inc (a)                                   10,000                            240,900
      Payless Shoesource Inc (b)                                         45,500                          1,177,540
      Shoe Carnival Inc (a)(b)                                            5,700                            125,343
      Stage Stores Inc (a)                                               26,150                            775,609
      Stein Mart Inc                                                     15,400                            198,506
      Tween Brands Inc (b)                                               19,000                            707,180
                                                                                        ---------------------------
                                                                                                         8,041,335
                                                                                        ---------------------------
      Retail - Auto Parts (0.09%)
      CSK Auto Corp (a)(b)                                               26,900                            325,759
                                                                                        ---------------------------

      Retail - Automobile (1.09%)
      Asbury Automotive Group Inc                                        51,600                          1,035,612
      Group 1 Automotive Inc (a)                                         14,300                            876,876
      Lithia Motors Inc                                                  54,800                          1,544,264
      Sonic Automotive Inc (a)                                           25,100                            577,300
                                                                                        ---------------------------
                                                                                                         4,034,052
                                                                                        ---------------------------
      Retail - Computer Equipment (0.19%)
      GameStop Corp (b)                                                   8,400                            315,840
      Insight Enterprises Inc (b)                                        11,100                            188,034
      Systemax Inc (b)                                                   23,100                            185,493
                                                                                        ---------------------------
                                                                                                           689,367
                                                                                        ---------------------------
      Retail - Convenience Store (0.32%)
      Casey's General Stores Inc                                         40,000                            905,200
      Pantry Inc/The (a)(b)                                               5,500                            271,095
                                                                                        ---------------------------
                                                                                                         1,176,295
                                                                                        ---------------------------
      Retail - Discount (0.10%)
      Big Lots Inc (b)                                                   23,700                            382,992
                                                                                        ---------------------------

      Retail - Drug Store (0.10%)
      Longs Drug Stores Corp                                              9,100                            374,192
                                                                                        ---------------------------

      Retail - Hypermarkets (0.09%)
      Smart & Final Inc (b)                                              20,200                            313,706
                                                                                        ---------------------------

      Retail - Jewelry (0.15%)
      Movado Group Inc                                                   24,200                            545,226
                                                                                        ---------------------------

      Retail - Pawn Shops (0.41%)
      Cash America International Inc                                     43,700                          1,496,725
                                                                                        ---------------------------

      Retail - Regional Department Store (0.11%)
      Bon-Ton Stores Inc/The (a)                                          2,400                             59,208
      Retail Ventures Inc (a)(b)                                         20,500                            353,830
                                                                                        ---------------------------
                                                                                                           413,038
                                                                                        ---------------------------
      Retail - Restaurants (1.12%)
      Applebees International Inc (a)                                    14,197                            252,139
      Domino's Pizza Inc (a)                                             40,100                            911,874
      Jack in the Box Inc (b)                                            34,900                          1,376,456
      Landry's Restaurants Inc                                           11,600                            328,164
      Lone Star Steakhouse & Saloon Inc                                  25,900                            605,801
      Papa John's International Inc (a)(b)                               17,400                            559,236
      Ryan's Restaurant Group Inc (a)(b)                                  6,400                            100,864
                                                                                        ---------------------------
                                                                                                         4,134,534
                                                                                        ---------------------------
      Retail - Toy Store (0.04%)
      Build-A-Bear Workshop Inc (a)(b)                                    6,700                            141,236
                                                                                        ---------------------------

      Retail - Video Rental (0.04%)
      Blockbuster Inc (a)                                                34,300                            140,287
                                                                                        ---------------------------

      Rubber & Plastic Products (0.17%)
      Myers Industries Inc                                               37,200                            619,008
                                                                                        ---------------------------

      Savings & Loans - Thrifts (2.63%)
      Bankunited Financial Corp                                          45,100                          1,334,509
      Berkshire Hills Bancorp Inc                                         5,700                            198,873
      Commercial Capital Bancorp Inc                                      6,226                             98,869
      Dime Community Bancshares                                          18,850                            263,334
      Downey Financial Corp                                              11,100                            736,485
      First Financial Holdings Inc                                        5,500                            178,475
      First Niagara Financial Group Inc                                 116,930                          1,710,686
      First Place Financial Corp/OH                                      11,800                            274,468
      FirstFed Financial Corp (a)(b)                                     13,400                            756,430
      Flagstar Bancorp Inc                                               21,500                            313,040
      ITLA Capital Corp                                                   3,300                            164,043
      KNBT Bancorp Inc                                                   18,100                            287,971
      MAF Bancorp Inc                                                    17,149                            703,109
      NewAlliance Bancshares Inc                                         24,700                            348,517
      Partners Trust Financial Group Inc                                 36,000                            380,160
      Provident Financial Services Inc                                   25,300                            456,412
      TierOne Corp (a)                                                   19,500                            663,390
      United Community Financial Corp/OH                                 21,800                            286,016
      WSFS Financial Corp                                                 8,700                            535,224
                                                                                        ---------------------------
                                                                                                         9,690,011
                                                                                        ---------------------------
      Seismic Data Collection (0.23%)
      Veritas DGC Inc (a)(b)                                             14,600                            836,142
                                                                                        ---------------------------

 Semiconductor Component - Integrated Circuits (0.32%)
      Cirrus Logic Inc (b)                                               26,900                            187,493
      Emulex Corp (b)                                                    34,600                            515,194
      Genesis Microchip Inc (a)(b)                                        6,900                             93,150
      Pericom Semiconductor Corp (a)(b)                                   6,200                             52,080
      Standard Microsystems Corp (b)                                     11,800                            313,644
                                                                                        ---------------------------
                                                                                                         1,161,561
                                                                                        ---------------------------
      Semiconductor Equipment (0.98%)
      Asyst Technologies Inc (a)(b)                                      44,100                            307,377
      Axcelis Technologies Inc (a)(b)                                    39,500                            218,435
      Brooks Automation Inc (b)                                          37,500                            423,375
      Cabot Microelectronics Corp (b)                                    12,100                            360,338
      Cohu Inc                                                           12,400                            188,232
      Credence Systems Corp (b)                                          23,300                             65,706
      Entegris Inc (a)(b)                                                75,437                            712,880
      Kulicke & Soffa Industries Inc (a)(b)                              19,700                            145,583
      LTX Corp (a)(b)                                                    53,300                            287,820
      Mattson Technology Inc (a)(b)                                      31,400                            255,596
      MKS Instruments Inc (b)                                            21,200                            438,204
      Photronics Inc (b)                                                 15,600                            217,932
                                                                                        ---------------------------
                                                                                                         3,621,478
                                                                                        ---------------------------
      Software Tools (0.05%)
      Altiris Inc (b)                                                    11,500                            198,490
                                                                                        ---------------------------

      Steel - Producers (0.89%)
      Chaparral Steel Co (b)                                             11,600                            814,204
      Reliance Steel & Aluminum Co                                       13,700                            491,145
      Ryerson Inc (a)                                                    23,100                            624,855
      Schnitzer Steel Industries Inc                                      6,800                            230,520
      Steel Dynamics Inc                                                 14,300                            829,686
      Steel Technologies Inc (a)                                         12,200                            283,162
                                                                                        ---------------------------
                                                                                                         3,273,572
                                                                                        ---------------------------
      Steel - Specialty (0.09%)
      Oregon Steel Mills Inc (a)(b)                                       7,300                            337,552
                                                                                        ---------------------------

      Steel Pipe & Tube (0.48%)
      NS Group Inc (a)(b)                                                11,400                            576,612
      Valmont Industries Inc (a)                                         23,200                          1,179,720
                                                                                        ---------------------------
                                                                                                         1,756,332
                                                                                        ---------------------------
      Telecommunication Equipment (0.48%)
      Arris Group Inc (a)(b)                                             15,400                            164,626
      CommScope Inc (a)(b)                                               29,600                            924,408
      Comtech Telecommunications Corp (a)(b)                              9,700                            269,272
      Ditech Networks Inc (b)                                            12,300                             99,876
      North Pittsburgh Systems Inc (a)                                      700                             18,081
      Utstarcom Inc (a)(b)                                               17,700                            147,087
      Westell Technologies Inc (b)                                       66,000                            150,480
                                                                                        ---------------------------
                                                                                                         1,773,830
                                                                                        ---------------------------
   Telecommunication Equipment - Fiber Optics (0.22%)
      C-COR Inc (a)(b)                                                   15,800                            104,438
      Finisar Corp (a)(b)                                                26,300                             73,640
      MRV Communications Inc (a)(b)                                      15,000                             35,700
      Newport Corp (b)                                                   25,600                            466,688
      Optical Communication Products Inc (b)                             26,700                             47,526
      Sycamore Networks Inc (b)                                          27,500                            100,100
                                                                                        ---------------------------
                                                                                                           828,092
                                                                                        ---------------------------
      Telecommunication Services (0.70%)
      Commonwealth Telephone Enterprises Inc                              6,500                            217,815
      Consolidated Communications Holdings Inc (a)                       18,400                            308,752
      Lightbridge Inc (a)(b)                                             12,800                            147,840
      Mastec Inc (a)(b)                                                  22,600                            295,382
      NeuStar Inc (a)(b)                                                 16,000                            493,760
      Premiere Global Services Inc (a)(b)                               136,700                          1,002,011
      Time Warner Telecom Inc (a)(b)                                      5,800                             97,150
                                                                                        ---------------------------
                                                                                                         2,562,710
                                                                                        ---------------------------
      Telephone - Integrated (1.38%)
      Broadwing Corp (a)(b)                                              28,600                            262,834
      Cincinnati Bell Inc (b)                                           358,000                          1,435,580
      CT Communications Inc                                              38,200                            954,236
      General Communication Inc (b)                                      20,000                            238,600
      SureWest Communications (a)                                         5,800                            101,152
      Talk America Holdings Inc (a)(b)                                   16,900                            100,217
      Windstream Corp                                                   159,300                          1,996,029
                                                                                        ---------------------------
                                                                                                         5,088,648
                                                                                        ---------------------------

      Television (0.07%)
      Lin TV Corp (a)(b)                                                 25,300                            166,474
      Sinclair Broadcast Group Inc                                       11,800                             99,356
                                                                                        ---------------------------
                                                                                                           265,830
                                                                                        ---------------------------
      Textile - Apparel (0.03%)
      Perry Ellis International Inc (b)                                   4,300                            111,198
                                                                                        ---------------------------

      Theaters (0.04%)
      Carmike Cinemas Inc (a)                                             6,600                            138,798
                                                                                        ---------------------------

      Therapeutics (0.37%)
      Atherogenics Inc (a)(b)                                             8,426                            111,055
      AVANIR Pharmaceuticals (a)(b)                                      34,500                            231,495
      Cypress Bioscience Inc (a)(b)                                      34,800                            200,448
      MGI Pharma Inc (a)(b)                                               9,200                            134,412
      Nuvelo Inc (a)(b)                                                   6,700                            113,900
      Progenics Pharmaceuticals Inc (a)(b)                               10,000                            219,600
      Renovis Inc (a)(b)                                                  8,900                            112,585
      United Therapeutics Corp (b)                                        4,300                            255,033
                                                                                        ---------------------------
                                                                                                         1,378,528
                                                                                        ---------------------------
      Tobacco (0.16%)
      Alliance One International Inc                                     56,600                            222,438
      Universal Corp/Richmond VA                                         10,300                            363,796
                                                                                        ---------------------------
                                                                                                           586,234
                                                                                        ---------------------------
      Toys (0.21%)
      Jakks Pacific Inc (a)(b)                                           29,400                            484,806
      Marvel Entertainment Inc (a)(b)                                    17,100                            302,328
                                                                                        ---------------------------
                                                                                                           787,134
                                                                                        ---------------------------
      Transport - Equipment & Leasing (0.15%)
      Amerco Inc (a)(b)                                                   4,700                            414,540
      Greenbrier Cos Inc (a)                                              4,600                            127,788
                                                                                        ---------------------------
                                                                                                           542,328
                                                                                        ---------------------------
      Transport - Marine (0.14%)
      General Maritime Corp (a)                                          13,900                            504,570
                                                                                        ---------------------------

      Transport - Rail (0.49%)
      Genesee & Wyoming Inc (a)(b)                                       54,700                          1,439,157
      RailAmerica Inc (b)                                                36,400                            365,456
                                                                                        ---------------------------
                                                                                                         1,804,613
                                                                                        ---------------------------
      Transport - Services (0.28%)
      Bristow Group Inc (a)(b)                                            8,400                            284,676
      Pacer International Inc                                            19,000                            567,150
      SIRVA Inc (a)(b)                                                   33,700                            184,339
                                                                                        ---------------------------
                                                                                                         1,036,165
                                                                                        ---------------------------
      Transport - Truck (0.21%)
      Arkansas Best Corp                                                  3,000                            133,290
      Marten Transport Ltd (a)(b)                                           500                              7,760
      Old Dominion Freight Line (b)                                       8,200                            267,156
      Saia Inc (b)                                                        5,900                            166,321
      US Xpress Enterprises Inc (a)(b)                                    3,800                             88,388
      Werner Enterprises Inc (a)                                          5,325                             95,850
                                                                                        ---------------------------
                                                                                                           758,765
                                                                                        ---------------------------
      Travel Services (0.02%)
      Navigant International Inc (b)                                      4,900                             80,556
                                                                                        ---------------------------


      Vitamins & Nutrition Products (0.42%)
      NBTY Inc (b)                                                       53,000                          1,565,090
                                                                                        ---------------------------

      Water (0.13%)
      American States Water Co (a)                                        6,500                            246,025
      California Water Service Group (a)                                  6,500                            237,900
                                                                                        ---------------------------
                                                                                                           483,925
                                                                                        ---------------------------
      Web Portals (0.32%)
      Earthlink Inc (a)(b)                                               60,500                            436,205
      United Online Inc (a)                                              67,200                            733,152
                                                                                        ---------------------------
                                                                                                         1,169,357
                                                                                        ---------------------------
      Wire & Cable Products (0.58%)
      Belden CDT Inc                                                     19,300                            626,285
      Encore Wire Corp (a)(b)                                             8,850                            314,087
      General Cable Corp (b)                                             20,600                            735,420
      Superior Essex Inc (a)(b)                                          15,600                            478,920
                                                                                        ---------------------------
                                                                                                         2,154,712
                                                                                        ---------------------------
      Wireless Equipment (0.27%)
      Powerwave Technologies Inc (a)(b)                                  45,200                            358,888
      RF Micro Devices Inc (a)(b)                                        77,700                            478,632
      Spectralink Corp (a)                                               21,400                            170,557
                                                                                        ---------------------------
                                                                                                         1,008,077
                                                                                        ---------------------------
      TOTAL COMMON STOCKS                                                            $                 359,790,960
                                                                                        ---------------------------
                                                        Principal
                                                         Amount                            Value
                                                      -------------------------- ------ ---------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
      U.S. Treasury (0.14%)
         2.88%, 11/30/2006 (c)                                          515,000                            511,138
                                                                                        ---------------------------
      TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGA                               $                     511,138
                                                                                        ---------------------------
      MONEY MARKET FUNDS (24.11%)
      BNY Institutional Cash Reserve Fund (d)                        88,900,000                         88,900,000
                                                                                        ---------------------------
      TOTAL MONEY MARKET FUNDS                                                       $                  88,900,000
                                                                                        ---------------------------
      Total Investments                                                              $                 449,202,098
Liabilities in Excess of Other Assets, Net - (21.85)%                                                 (80,552,822)
                                                                                        ---------------------------
      TOTAL NET ASSETS - 100.00%                                                     $                 368,649,276
                                                                                        ===========================
                                                                                        ---------------------------

                                                                                        ===========================

      (a) Security or a portion of the securi period.
      (b) Non-Income Producing Security
      (c) Security or a portion of the
        securiequirements for futures contracts.
        At the end of the period, the value of
          these securities totaled $511,138 o

      (d) Security was purchased with the cas.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                            $        40,772,215
      Unrealized Depreciation                                                                    (25,726,314)
                                                                                            -----------------
      Net Unrealized Appreciation (Depreciation)                                                  15,045,901
      Cost for federal income tax purposes                                                       434,156,197


                                    SCHEDULE OF FUTURES CONTRACTS
                                                                   Current                             Unrealized
                                      Number of   Original          Market                           Appreciation/
      Type                            Contracts    Value            Value                            (Depreciation)
      ------------------------------------------ ----------------------------------------------- -----------------------
      Buy:
      Russell 2000; September 2006       20       $7,125,970       $7,046,000                              $(79,970)

      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------------------------------------ -----------------------
      Sector                                                                                                    Percent
      ----------------------------- ------------------------------------------------------------ -----------------------
      Financial                                                                                                  56.54%
      Industrial                                                                                                 14.02%
      Consumer, Cyclical                                                                                         11.96%
      Consumer, Non-cyclical                                                                                     10.39%
      Communications                                                                                              7.44%
      Technology                                                                                                  7.12%
      Utilities                                                                                                   5.58%
      Energy                                                                                                      4.00%
      Basic Materials                                                                                             3.92%
      Funds                                                                                                       0.74%
      Government                                                                                                  0.14%
      Liabilities in Excess of                                                                                (-21.85%)
      Other Assets, Net
                                                                                                 -----------------------
      TOTAL NET ASSETS                                                                                          100.00%
                                                                                                 =======================

      Other Assets Summary (unaudited)
      ----------------------------- ------------------------------------------------------------ -----------------------
      Asset Type                                                                                                Percent
      ----------------------------- ------------------------------------------------------------ -----------------------
      Futures                                                                                                     1.91%



     Schedule of Investments
      July 31, 2006 (unaudited)
      Partners SmallCap Value Fund II



                                                      Shares
                                                      Held                         Value
                                                      ---------------------- -----------------------------
     COMMON STOCKS (99.33%)
      Advanced Materials & Products (0.01%)
      Core Molding Technologies Inc (a)                               6,700                         39,463
      Rotonics Manufacturing Inc                                      1,900                          5,605
                                                                                --------------------------
                                                                                                    45,068
                                                                                --------------------------
      Advertising Services (0.02%)
      Greenfield Online Inc (a)(b)                                    8,350                         58,951
                                                                                --------------------------

      Aerospace & Defense (0.67%)
      Esterline Technologies Corp (a)                                46,445                      1,966,017
      Herley Industries Inc (a)(b)                                   26,400                        283,272
                                                                                --------------------------
                                                                                                 2,249,289
                                                                                --------------------------
      Aerospace & Defense Equipment (1.24%)
      AAR Corp (a)(b)                                                   100                          2,368
      Alliant Techsystems Inc (a)(b)                                 11,400                        913,596
      Allied Defense Group Inc/The (a)(b)                             3,900                         69,810
      DRS Technologies Inc                                           11,225                        519,605
      Ducommun Inc (a)                                               18,100                        325,619
      Fairchild Corp/The (a)                                          4,700                         10,622
      Heico Corp (b)                                                    200                          6,170
      Heico Corp                                                        300                          7,860
      Kaman Corp                                                      7,211                        132,322
      Moog Inc (a)(b)                                                18,025                        625,287
      Orbital Sciences Corp (a)                                      34,100                        610,731
      SIFCO Industries Inc (a)                                        5,600                         22,904
      Triumph Group Inc                                              18,500                        887,815
                                                                                --------------------------
                                                                                                 4,134,709
                                                                                --------------------------
      Agricultural Operations (0.03%)
      Griffin Land & Nurseries Inc (a)                                1,602                         50,783
      Hines Horticulture Inc (a)                                     12,456                         31,763
                                                                                --------------------------
                                                                                                    82,546
                                                                                --------------------------
      Airlines (1.84%)
      Alaska Air Group Inc (a)                                       49,400                      1,834,222
      Continental Airlines Inc (a)(b)                                 4,852                        127,802
      Frontier Airlines Holdings Inc (a)(b)                          64,300                        416,664
      MAIR Holdings Inc (a)                                          16,800                         93,240
      Mesa Air Group Inc (a)(b)                                      54,700                        462,762
      Midwest Air Group Inc (a)(b)                                    7,255                         41,208
      Republic Airways Holdings Inc (a)                              36,800                        611,616
      Skywest Inc                                                   105,800                      2,565,650
                                                                                --------------------------
                                                                                                 6,153,164
                                                                                --------------------------
      Alternative Waste Tech (0.12%)
      Calgon Carbon Corp (b)                                         23,900                        144,834
      Synagro Technologies Inc                                       62,100                        246,537
                                                                                --------------------------
                                                                                                   391,371
                                                                                --------------------------
      Apparel Manufacturers (0.95%)
      Ashworth Inc (a)                                                9,600                         78,528
      Cutter & Buck Inc                                               8,400                         89,544
      Delta Apparel Inc                                               5,800                        101,152
      G-Iii Apparel Group Ltd (a)                                    10,200                        107,100
      Hampshire Group Ltd (a)                                           688                         11,359
      Hartmarx Corp (a)(b)                                           26,800                        167,768

      Kellwood Co (b)                                                50,500                      1,335,725
      Lakeland Industries Inc (a)                                     5,060                         64,565
      Oxford Industries Inc                                           1,400                         49,644
      Russell Corp (b)                                               59,700                      1,075,197
      Superior Uniform Group Inc                                      3,500                         41,965
      Tandy Brands Accessories Inc                                    6,000                         62,940
                                                                                --------------------------
                                                                                                 3,185,487
                                                                                --------------------------
      Appliances (0.01%)
      Applica Inc (a)(b)                                              5,000                         19,250
      Salton Inc (a)(b)                                               7,000                         15,470
                                                                                --------------------------
                                                                                                    34,720
                                                                                --------------------------
      Applications Software (0.24%)
      Authentidate Holding Corp (a)                                   8,200                         16,318
      Intervideo Inc (a)                                              3,200                         31,456
      Keane Inc (a)(b)                                               41,200                        594,104
      Mapinfo Corp (a)                                               11,220                        128,581
      Moldflow Corp (a)                                                 503                          6,041
      Nuance Communications Inc (a)(b)                                2,184                         20,224
                                                                                --------------------------
                                                                                                   796,724
                                                                                --------------------------
      Auction House & Art Dealer (0.01%)
      Escala Group Inc (a)(b)                                         6,450                         34,959
                                                                                --------------------------

      Audio & Video Products (0.08%)
      Audiovox Corp (a)                                              10,715                        134,259
      Cobra Electronics Corp                                          9,600                         80,160
      Emerson Radio Corp (a)                                         13,300                         40,033
                                                                                --------------------------
                                                                                                   254,452
                                                                                --------------------------
      Auto Repair Centers (0.08%)
      Monro Muffler Inc                                               8,150                        252,731
                                                                                --------------------------

      Auto/Truck Parts & Equipment - Original (1.24%)
      American Axle & Manufacturing Holdings (b)                     51,300                        840,294
      ArvinMeritor Inc (b)                                           80,000                      1,316,800
      Dura Automotive Systems Inc (a)                                34,700                         21,514
      Hayes Lemmerz International Inc (a)(b)                         32,230                         82,186
      Lear Corp (b)                                                   6,400                        144,448
      Modine Manufacturing Co                                        36,900                        869,733
      Superior Industries International (b)                          48,800                        888,648
                                                                                --------------------------
                                                                                                 4,163,623
                                                                                --------------------------
   Auto/Truck Parts & Equipment - Replacement (0.07%)
      Dorman Products Inc (a)                                         4,100                         48,421
      Proliance International Inc (a)                                15,060                         65,812
      Standard Motor Products Inc (b)                                16,200                        126,360
                                                                                --------------------------
                                                                                                   240,593
                                                                                --------------------------
      B2B - E-Commerce (0.44%)
      Agile Software Corp (a)(b)                                    158,600                        930,982
      Arbinet-thexchange Inc (a)                                      4,500                         19,710
      Ariba Inc (a)(b)                                               48,900                        381,420
      ePlus Inc (a)                                                  16,600                        152,056
                                                                                --------------------------
                                                                                                 1,484,168
                                                                                --------------------------
      Batteries & Battery Systems (0.20%)
      EnerSys (a)(b)                                                 36,800                        663,504
                                                                                --------------------------

      Brewery (0.01%)
      Pyramid Breweries Inc (a)                                       4,350                         10,372

      Redhook ALE Brewery Inc (a)(b)                                  8,700                         33,669
                                                                                --------------------------
                                                                                                    44,041
                                                                                --------------------------
      Broadcasting Services & Programming (0.22%)
      4Kids Entertainment Inc (a)                                    11,300                        184,077
      Gray Television Inc                                            77,300                        519,456
      Medialink Worldwide Inc (a)(b)                                 10,900                         41,311
                                                                                --------------------------
                                                                                                   744,844
                                                                                --------------------------
      Building - Heavy Construction (0.00%)
      Williams Industries Inc (a)                                       600                          1,320
                                                                                --------------------------

      Building - Maintenance & Service (0.16%)
      Healthcare Services Group                                      24,180                        522,530
                                                                                --------------------------

      Building - Mobile Home & Manufactured Housing
      (0.37%)
      Coachmen Industries Inc (b)                                    12,800                        138,624
      Modtech Holdings Inc (a)(b)                                     2,500                         16,500
      Monaco Coach Corp (b)                                          64,200                        683,730
      National RV Holdings Inc (a)(b)                                18,500                         86,950
      Palm Harbor Homes Inc (a)(b)                                    8,276                        127,037
      Skyline Corp (b)                                                5,000                        189,050
                                                                                --------------------------
                                                                                                 1,241,891
                                                                                --------------------------
      Building - Residential & Commercial (0.54%)
      Amrep Corp                                                      1,800                         67,266
      Comstock Homebuilding Cos Inc (a)(b)                            2,600                         14,742
      Dominion Homes Inc (a)(b)                                       7,000                         54,110
      Levitt Corp (b)                                                12,300                        137,022
      M/I Homes Inc (b)                                              25,600                        824,832
      Orleans Homebuilders Inc                                        2,500                         34,575
      Technical Olympic USA Inc (b)                                  22,600                        269,844
      WCI Communities Inc (a)(b)                                     26,300                        413,173
                                                                                --------------------------
                                                                                                 1,815,564
                                                                                --------------------------
      Building & Construction - Miscellaneous (0.29%)
      Devcon International Corp (a)                                     400                          2,776
      Dycom Industries Inc (a)                                       18,050                        324,719
      Insituform Technologies Inc (a)(b)                             29,476                        635,208
                                                                                --------------------------
                                                                                                   962,703
                                                                                --------------------------
      Building & Construction Products - Miscellaneous
      (0.04%)
      International Aluminum Corp                                     2,800                        104,720
      Patrick Industries Inc (a)                                      2,100                         25,893
                                                                                --------------------------
                                                                                                   130,613
                                                                                --------------------------
      Building Products - Air & Heating (0.23%)
      Comfort Systems USA Inc (b)                                     4,800                         66,096
      Lennox International Inc                                       29,490                        672,667
      Mestek Inc (a)                                                  2,700                         41,121
                                                                                --------------------------
                                                                                                   779,884
                                                                                --------------------------
      Building Products - Cement & Aggregate (0.04%)
      US Concrete Inc (a)                                            14,000                        121,940
                                                                                --------------------------

      Building Products - Light Fixtures (0.00%)
      Catalina Lighting Inc (a)                                         600                          5,040
                                                                                --------------------------

      Capacitors (0.40%)
      American Technical Ceramics Corp (a)                            2,800                         36,008
      Kemet Corp (a)                                                156,900                      1,313,253
                                                                                --------------------------
                                                                                                 1,349,261
                                                                                --------------------------

      Cellular Telecommunications (0.62%)
      Boston Communications Group (a)(b)                             31,700                         96,051
      Price Communications Corp (a)(b)                              102,100                      1,772,456
      SunCom Wireless Holdings Inc (a)(b)                           152,100                        211,419
                                                                                --------------------------
                                                                                                 2,079,926
                                                                                --------------------------
      Chemicals - Diversified (0.11%)
      Aceto Corp                                                     54,000                        373,680
                                                                                --------------------------

      Chemicals - Fibers (0.01%)
      Wellman Inc (b)                                                12,000                         36,480
                                                                                --------------------------

      Chemicals - Other (0.00%)
      CPAC Inc                                                        2,200                         12,760
                                                                                --------------------------

      Chemicals - Plastics (0.78%)
      PolyOne Corp (a)(b)                                            53,800                        449,230
      Schulman A Inc                                                 60,100                      1,314,988
      Spartech Corp                                                  36,900                        851,652
                                                                                --------------------------
                                                                                                 2,615,870
                                                                                --------------------------
      Chemicals - Specialty (2.42%)
      American Pacific Corp (a)                                       4,900                         37,240
      Cytec Industries Inc                                            7,650                        408,587
      Ferro Corp                                                     19,700                        318,155
      Minerals Technologies Inc                                      14,200                        718,804
      OM Group Inc (a)                                               59,300                      2,082,616
      Penford Corp                                                   15,900                        256,149
      Quaker Chemical Corp                                            8,400                        162,204
      Sensient Technologies Corp                                     85,800                      1,710,852
      Stepan Co                                                      11,300                        339,000
      Terra Industries Inc (a)(b)                                   182,425                      1,309,811
      Tronox Inc (b)                                                 56,600                        740,328
                                                                                --------------------------
                                                                                                 8,083,746
                                                                                --------------------------
      Circuit Boards (0.06%)
      Merix Corp (a)(b)                                              17,400                        182,874
                                                                                --------------------------

      Coffee (0.10%)
      Farmer Bros Co                                                 15,900                        333,582
                                                                                --------------------------

      Collectibles (0.24%)
      Lenox Group Inc (a)                                            28,400                        197,664
      RC2 Corp (a)(b)                                                11,800                        399,666
      Topps Co Inc/The (b)                                           25,150                        205,475
                                                                                --------------------------
                                                                                                   802,805
                                                                                --------------------------
      Commercial Banks (3.72%)
      1st Source Corp                                                37,900                      1,229,476
      AmeriServ Financial Inc (a)(b)                                 24,600                        114,144
      Banner Corp                                                    11,900                        463,981
      Beverly Hills Bancorp Inc (b)                                  23,030                        208,882
      BNCCORP Inc (a)                                                 2,300                         27,600
      Capital Crossing Bank (a)(b)                                    1,200                         31,980
      Center Bancorp Inc (b)                                          9,113                        132,594
      Central Bancorp Inc/MA                                            600                         18,972
      Central Pacific Financial Corp                                  7,900                        276,500
      Chemical Financial Corp (b)                                    21,779                        666,655
      Community Bank System Inc                                      30,600                        647,496
      Financial Institutions Inc                                      2,600                         52,364
      First Bank of Delaware (a)                                      1,240                          3,447

      First Financial Corp/IN (b)                                     8,700                        260,478
      First Mariner Bancorp Inc (a)                                   2,400                         45,715
      First Merchants Corp (b)                                       19,700                        460,783
      FNB Financial Services Corp                                     1,500                         21,945
      FNB United Corp                                                   400                          7,364
      GB&T Bancshares Inc (b)                                         9,700                        205,446
      German American Bancorp Inc                                     1,728                         22,620
      Integra Bank Corp                                               4,367                        106,162
      Irwin Financial Corp                                           53,100                      1,042,353
      MB Financial Inc (b)                                           15,875                        564,515
      Northeast Bancorp                                                 900                         19,215
      Omega Financial Corp (b)                                        8,600                        260,752
      Peoples Bancorp Inc/OH                                          7,000                        209,930
      Pinnacle Bancshares Inc                                           200                          2,910
      Premier Financial Bancorp                                         700                         10,486
      PrivateBancorp Inc (b)                                          2,850                        133,979
      PSB Bancorp Inc/PA (a)                                          5,000                         53,492
      Renasant Corp (b)                                               6,900                        308,223
      Republic First Bancorp Inc (a)                                    425                          5,823
      Simmons First National Corp                                    25,900                        745,143
      Southern Community Financial Corp/NC                           10,000                         96,600
      Sun Bancorp Inc/NJ (a)(b)                                      34,550                        619,827
      Susquehanna Bancshares Inc                                     35,062                        847,799
      UCBH Holdings Inc (b)                                          16,665                        277,972
      UMB Financial Corp                                             23,200                        797,384
      Umpqua Holdings Corp (b)                                       36,474                        951,607
      WesBanco Inc (b)                                               17,200                        508,260
                                                                                --------------------------
                                                                                                12,460,874
                                                                                --------------------------
      Commercial Services (1.12%)
      Central Parking Corp                                           66,000                      1,015,080
      Collectors Universe                                             5,700                         73,815
      Mac-Gray Corp (a)(b)                                           15,100                        169,573
      Perceptron Inc (a)                                              6,900                         55,545
      PHH Corp (a)                                                   68,100                      1,703,181
      Source Interlink Cos Inc (a)(b)                                46,328                        532,772
      Team Inc (a)(b)                                                 8,265                        204,311
                                                                                --------------------------
                                                                                                 3,754,277
                                                                                --------------------------
      Commercial Services - Finance (0.55%)
      ACE Cash Express Inc (a)(b)                                    27,701                        816,348
      NCO Group Inc (a)                                              37,255                        985,395
      Newtek Business Services Inc (a)                               22,400                         33,600
      Track Data Corp (a)                                             1,400                          4,522
                                                                                --------------------------
                                                                                                 1,839,865
                                                                                --------------------------
      Communications Software (0.28%)
      CallWave Inc (a)                                               14,100                         46,495
      Captaris Inc (a)                                               67,100                        307,318
      Digi International Inc (a)(b)                                  19,500                        243,945
      Seachange International Inc (a)(b)                             30,700                        203,234
      Ulticom Inc (a)                                                12,275                        121,890
                                                                                --------------------------
                                                                                                   922,882
                                                                                --------------------------
      Computer Aided Design (0.02%)
      MSC.Software Corp (a)(b)                                        3,800                         60,800
                                                                                --------------------------

      Computer Data Security (0.01%)
      SCM Microsystems Inc (a)                                       11,000                         31,790
                                                                                --------------------------

      Computer Services (0.52%)
      Analysts International Corp (a)                                38,400                         83,328
      Ciber Inc (a)                                                  57,000                        370,500
      Computer Horizons Corp (a)(b)                                  30,600                        139,230
      Computer Task Group Inc (a)                                    18,500                         82,510
      iGate Corp (a)(b)                                               3,824                         15,793
      Inforte Corp (a)                                                8,920                         36,215
      Pomeroy IT Solutions Inc (a)                                    8,500                         60,350
      Reynolds & Reynolds Co/The                                     15,150                        536,159
      Technology Solutions Co (a)                                     1,480                         13,897
      Tier Technologies Inc (a)                                       7,000                         38,850
      Tripos Inc (a)                                                  1,800                          3,579
      Tyler Technologies Inc (a)(b)                                  29,000                        348,580
      Xanser Corp (a)                                                 4,800                         23,808
                                                                                --------------------------
                                                                                                 1,752,799
                                                                                --------------------------
      Computer Software (0.05%)
      Blackbaud Inc                                                   4,525                         94,391
      Phoenix Technologies Ltd (a)(b)                                18,200                         86,450
                                                                                --------------------------
                                                                                                   180,841
                                                                                --------------------------
      Computers - Integrated Systems (0.73%)
      Agilysys Inc                                                   21,665                        339,491
      Catapult Communications Corp (a)(b)                             3,400                         34,238
      Delphax Technologies Inc (a)                                    5,800                         14,790
      Echelon Corp (a)(b)                                            75,063                        599,003
      McData Corp - A Shares (a)                                    134,057                        428,982
      McData Corp - B Shares (a)(b)                                  29,800                         87,314
      Micros Systems Inc (a)                                         10,775                        431,000
      Netscout Systems Inc (a)(b)                                    37,345                        240,128
      NYFIX Inc (a)(b)                                                6,300                         27,405
      Radisys Corp (a)(b)                                            11,400                        240,426
                                                                                --------------------------
                                                                                                 2,442,777
                                                                                --------------------------
      Computers - Memory Devices (1.63%)
      Advanced Digital Information Corp (a)                          53,098                        640,362
      Ciprico Inc (a)                                                 6,700                         34,572
      Datalink Corp (a)                                                 200                          1,700
      Dot Hill Systems Corp (a)                                      42,300                        134,091
      Hutchinson Technology Inc (a)(b)                               20,500                        370,025
      Imation Corp                                                   61,900                      2,520,568
      Iomega Corp (a)                                                44,900                        112,699
      Overland Storage Inc (a)                                       12,600                         90,720
      Quantum Corp (a)(b)                                           330,900                        711,435
      Seagate Technology                                                940                         21,808
      Silicon Storage Technology Inc (a)                             90,400                        359,792
      SimpleTech Inc (a)                                             81,700                        457,520
                                                                                --------------------------
                                                                                                 5,455,292
                                                                                --------------------------
      Computers - Peripheral Equipment (0.10%)
      Astro-Med Inc                                                  11,500                        115,000
      Franklin Electronic Publishers Inc (a)                          6,000                         15,000
      InFocus Corp (a)                                               34,185                         94,009
      Interphase Corp (a)                                             4,100                         30,135
      KEY Tronic Corp (a)                                             3,695                         22,761
      Printronix Inc                                                  2,800                         36,344
      Wells-Gardner Electronics Corp (a)                              3,100                          6,975
                                                                                --------------------------
                                                                                                   320,224
                                                                                --------------------------
      Computers - Voice Recognition (0.00%)
      Cognitronics Corp (a)                                           1,100                          2,255
                                                                                --------------------------

      Consulting Services (0.29%)
      Analex Corp (a)                                                 5,100                         11,679
      Clark Inc                                                      35,000                        422,450
      First Consulting Group Inc (a)                                    124                          1,099
      Franklin Covey Co (a)                                           5,100                         30,039
      Management Network Group Inc (a)(b)                            28,120                         59,333
      MAXIMUS Inc                                                     9,500                        257,830
      PDI Inc (a)                                                    12,381                        189,182
                                                                                --------------------------
                                                                                                   971,612
                                                                                --------------------------
      Consumer Products - Miscellaneous (0.64%)
      American Greetings Corp (b)                                    38,100                        858,393
      Central Garden and Pet Co (a)                                   6,500                        257,010
      CSS Industries Inc                                             21,500                        615,975
      Russ Berrie & Co Inc (a)(b)                                    37,500                        412,875
                                                                                --------------------------
                                                                                                 2,144,253
                                                                                --------------------------
      Containers - Metal & Glass (0.14%)
      Greif Inc                                                       6,600                        456,786
                                                                                --------------------------

      Containers - Paper & Plastic (0.22%)
      Chesapeake Corp                                                35,500                        505,875
      Graphic Packaging Corp (a)                                     62,100                        237,222
                                                                                --------------------------
                                                                                                   743,097
                                                                                --------------------------
      Crystal & Giftware (0.00%)
      Enesco Group Inc (a)(b)                                         3,000                            930
                                                                                --------------------------

      Data Processing & Management (0.07%)
      Pegasystems Inc                                                37,904                        246,755
                                                                                --------------------------

      Decision Support Software (0.00%)
      GSE Systems Inc (a)(b)                                          3,183                         12,891
                                                                                --------------------------

      Diagnostic Kits (0.08%)
      Medtox Scientific Inc (a)                                      29,555                        263,631
                                                                                --------------------------

      Direct Marketing (0.05%)
      Sitel Corp (a)                                                 46,300                        148,623
      Traffix Inc                                                     2,300                         12,305
                                                                                --------------------------
                                                                                                   160,928
                                                                                --------------------------
      Disposable Medical Products (0.12%)
      Medical Action Industries Inc (a)(b)                           12,299                        272,669
      Microtek Medical Holdings Inc (a)                              37,572                        138,641
                                                                                --------------------------
                                                                                                   411,310
                                                                                --------------------------
      Distribution & Wholesale (0.45%)
      Advanced Marketing Services (a)                                 3,300                         12,870
      Bell Microproducts Inc (a)(b)                                  51,800                        243,978
      Handleman Co (b)                                               39,400                        279,740
      Huttig Building Products Inc (a)                               17,000                         99,960
      Industrial Distribution Group Inc (a)                          10,000                         86,400
      Jaco Electronics Inc (a)                                        1,000                          3,350
      Strategic Distribution Inc (a)                                  4,900                         70,315
      Watsco Inc (b)                                                  6,850                        303,592
      WESCO International Inc (a)                                     7,035                        409,789
                                                                                --------------------------
                                                                                                 1,509,994
                                                                                --------------------------
      Diversified Manufacturing Operations (1.33%)
      Actuant Corp (b)                                               10,250                        451,102
      American Biltrite Inc (a)                                       1,000                          9,970
      Ameron International Corp                                       9,815                        552,879
      AO Smith Corp                                                     200                          8,572
      AZZ Inc (a)                                                    10,400                        312,000
      Bairnco Corp                                                    3,100                         37,696
      Bell Industries Inc (a)                                         2,900                          9,048
      EnPro Industries Inc (a)                                       37,600                      1,176,128
      Federal Signal Corp (b)                                        19,900                        297,107
      GP Strategies Corp (a)                                         21,300                        158,259
      Jacuzzi Brands Inc (a)(b)                                      32,060                        269,304
      Lydall Inc (a)                                                  5,600                         50,176
      Standex International Corp                                        500                         13,680
      Tredegar Corp                                                  70,300                      1,112,146
                                                                                --------------------------
                                                                                                 4,458,067
                                                                                --------------------------
      Diversified Operations (0.36%)
      Resource America Inc (b)                                       61,262                      1,217,276
                                                                                --------------------------

      Diversified Operations & Commercial Services
      (0.13%)
      Avalon Holdings Corp (a)                                        4,600                         24,426
      Viad Corp                                                      12,300                        399,504
                                                                                --------------------------
                                                                                                   423,930
                                                                                --------------------------
      Drug Delivery Systems (0.02%)
      Andrx Corp (a)(b)                                               2,300                         54,855
                                                                                --------------------------

      E-Commerce - Services (0.00%)
      Napster Inc (a)                                                 1,000                          2,720
                                                                                --------------------------

      Educational Software (0.07%)
      PLATO Learning Inc (a)                                         42,700                        225,456
                                                                                --------------------------

      Electric - Integrated (0.38%)
      Maine & Maritimes Corp                                          2,700                         43,605
      Pike Electric Corp (a)(b)                                      32,375                        583,074
      Unitil Corp                                                     2,100                         51,849
      Westar Energy Inc (b)                                          26,325                        608,107
                                                                                --------------------------
                                                                                                 1,286,635
                                                                                --------------------------
      Electronic Components - Miscellaneous (1.34%)
      Bel Fuse Inc (b)                                                1,400                         44,226
      Benchmark Electronics Inc (a)                                  65,350                      1,589,966
      Blonder Tongue Laboratories (a)                                 1,700                          2,703
      CTS Corp                                                       66,300                        955,383
      Cubic Corp (b)                                                  8,000                        160,480
      International DisplayWorks Inc (a)(b)                          36,125                        171,955
      IntriCon Corp (a)                                                 900                          4,599
      Methode Electronics Inc                                        29,869                        238,952
      OSI Systems Inc (a)(b)                                         29,200                        525,308
      Pemstar Inc (a)(b)                                             22,600                         81,812
      Planar Systems Inc (a)(b)                                      26,900                        284,064
      Sparton Corp                                                    3,654                         30,438
      Stoneridge Inc (a)(b)                                           8,200                         80,688
      Sypris Solutions Inc                                           45,293                        321,127
                                                                                --------------------------
                                                                                                 4,491,701
                                                                                --------------------------
      Electronic Components - Semiconductors (1.98%)
      Actel Corp (a)(b)                                              45,800                        621,048
      ALL American Semiconductor (a)                                  6,800                         24,548
      Alliance Semiconductor Corp (a)                                22,700                         64,695
      Applied Micro Circuits Corp (a)                               780,200                      2,012,916
      AXT Inc (a)                                                    19,600                         55,664
      Ceva Inc (a)(b)                                                11,000                         59,400
      ESS Technology (a)                                             71,500                        122,265
      Ibis Technology Corp (a)(b)                                     8,400                         20,328
      Integrated Silicon Solution Inc (a)                            72,100                        377,804

      Lattice Semiconductor Corp (a)                                285,700                      1,685,630
      Richardson Electronics Ltd                                     25,600                        181,248
      Skyworks Solutions Inc (a)                                    135,011                        592,698
      White Electronic Designs Corp (a)                              44,000                        219,560
      Zoran Corp (a)                                                 37,292                        598,537
                                                                                --------------------------
                                                                                                 6,636,341
                                                                                --------------------------
      Electronic Connectors (0.09%)
      Innovex Inc/MN (a)                                             34,600                        110,374
      Woodhead Industries Inc                                        10,620                        203,267
                                                                                --------------------------
                                                                                                   313,641
                                                                                --------------------------
      Electronic Measurement Instruments (0.17%)
      Aehr Test Systems (a)                                             182                          1,342
      Analogic Corp                                                   5,189                        237,345
      Axsys Technologies Inc (a)                                      3,600                         57,636
      Cyberoptics Corp (a)                                              400                          5,212
      LeCroy Corp (a)(b)                                             10,857                        148,632
      Zygo Corp (a)                                                   7,300                        113,223
                                                                                --------------------------
                                                                                                   563,390
                                                                                --------------------------
      Electronic Parts Distribution (0.06%)
      NU Horizons Electronics Corp (a)                               15,500                        184,915
                                                                                --------------------------

      Electronic Security Devices (0.03%)
      Compudyne Corp (a)                                             15,700                         82,739
      Vicon Industries Inc (a)                                        1,600                          5,040
                                                                                --------------------------
                                                                                                    87,779
                                                                                --------------------------
      Electronics - Military (0.02%)
      EDO Corp (b)                                                    2,550                         57,222
      Merrimac Industries Inc (a)                                       800                          7,840
                                                                                --------------------------
                                                                                                    65,062
                                                                                --------------------------
      E-Marketing & Information (0.07%)
      Netratings Inc (a)(b)                                          17,400                        216,282
                                                                                --------------------------

      Energy - Alternate Sources (0.03%)
      FuelCell Energy Inc (a)(b)                                        422                          3,726
      Quantum Fuel Systems Technologies World (a)(b)                 36,055                        108,886
                                                                                --------------------------
                                                                                                   112,612
                                                                                --------------------------
      Engineering - Research & Development Services
      (0.13%)
      National Technical SYS Inc (a)                                  4,600                         30,222
      Servidyne Inc                                                     500                          2,195
      Shaw Group Inc/The (a)(b)                                      18,984                        392,779
      URS Corp (a)                                                      100                          3,960
                                                                                --------------------------
                                                                                                   429,156
                                                                                --------------------------
      Engines - Internal Combustion (0.06%)
      Briggs & Stratton Corp                                          8,375                        214,400
                                                                                --------------------------

      Enterprise Software & Services (0.29%)
      JDA Software Group Inc (a)                                     25,971                        401,771
      Pervasive Software Inc (a)                                     41,400                        166,014
      SYNNEX Corp (a)                                                19,600                        403,368
                                                                                --------------------------
                                                                                                   971,153
                                                                                --------------------------
      Environmental Consulting & Engineering (0.05%)
      TRC Cos Inc (a)(b)                                             16,000                        156,480
                                                                                --------------------------

      E-Services - Consulting (0.02%)
      Keynote Systems Inc (a)(b)                                      6,850                         72,404
                                                                                --------------------------

      Filtration & Separation Products (0.01%)
      Mfri Inc (a)                                                    1,700                         18,173
                                                                                --------------------------

      Finance - Auto Loans (0.01%)
      Consumer Portfolio Services (a)(b)                              3,165                         20,098
      First Investors Financial Services (a)                            800                          5,840
                                                                                --------------------------
                                                                                                    25,938
                                                                                --------------------------
      Finance - Consumer Loans (0.23%)
      Firstcity Financial Corp (a)                                    6,100                         62,220
      Ocwen Financial Corp (a)(b)                                    50,100                        695,388
                                                                                --------------------------
                                                                                                   757,608
                                                                                --------------------------
      Finance - Credit Card (0.30%)
      Advanta Corp - A Shares                                         6,898                        228,324
      Advanta Corp - B Shares                                        21,059                        758,756
                                                                                --------------------------
                                                                                                   987,080
                                                                                --------------------------
      Finance - Investment Banker & Broker (1.86%)
      Knight Capital Group Inc (a)(b)                               199,400                      3,298,076
      LaBranche & Co Inc (a)(b)                                      28,800                        284,544
      Piper Jaffray Cos (a)(b)                                       37,800                      1,934,982
      Raymond James Financial Inc                                    20,563                        597,561
      SWS Group Inc (b)                                               4,600                        119,922
                                                                                --------------------------
                                                                                                 6,235,085
                                                                                --------------------------
      Finance - Leasing Company (0.11%)
      California First National Bancorp                               1,100                         16,258
      Financial Federal Corp (b)                                     12,900                        346,623
      MicroFinancial Inc                                              5,975                         20,136
                                                                                --------------------------
                                                                                                   383,017
                                                                                --------------------------
      Finance - Mortgage Loan/Banker (0.09%)
      Accredited Home Lenders Holding Co (a)(b)                       1,600                         72,528
      Delta Financial Corp (b)                                        5,200                         48,828
      Federal Agricultural Mortgage Corp (b)                          6,400                        171,712
                                                                                --------------------------
                                                                                                   293,068
                                                                                --------------------------
      Finance - Other Services (0.13%)
      Aether Holdings Inc (a)(b)                                     64,184                        397,299
      eSpeed Inc (a)(b)                                               2,900                         25,056
                                                                                --------------------------
                                                                                                   422,355
                                                                                --------------------------
      Financial Guarantee Insurance (0.39%)
      Triad Guaranty Inc (a)(b)                                      26,200                      1,306,856
                                                                                --------------------------

      Firearms & Ammunition (0.01%)
      Sturm Ruger & Co Inc                                            7,200                         48,024
                                                                                --------------------------

      Fisheries (0.05%)
      Zapata Corp (a)                                                22,800                        151,848
                                                                                --------------------------

      Food - Baking (0.01%)
      Tasty Baking Co                                                 2,300                         17,365
                                                                                --------------------------

      Food - Meat Products (0.02%)
      Premium Standard Farms Inc                                      3,500                         59,150
                                                                                --------------------------

      Food - Miscellaneous/Diversified (1.14%)
      American Italian Pasta Co (a)(b)                               33,550                        278,800
      Cal-Maine Foods Inc                                            20,300                        137,837
      Chiquita Brands International Inc                              74,500                      1,001,280
      Corn Products International Inc                                18,825                        626,120

      Golden Enterprises Inc                                            700                          2,177
      Hain Celestial Group Inc (a)                                   65,873                      1,422,857
      John B Sanfilippo & Son (a)(b)                                 20,676                        263,619
      M&F Worldwide Corp (a)(b)                                       4,500                         77,445
                                                                                --------------------------
                                                                                                 3,810,135
                                                                                --------------------------
      Food - Retail (0.41%)
      Great Atlantic & Pacific Tea Co (b)                            35,700                        847,875
      Ingles Markets Inc                                             10,396                        208,440
      Ruddick Corp (b)                                                5,500                        134,640
      Weis Markets Inc                                                4,300                        170,452
                                                                                --------------------------
                                                                                                 1,361,407
                                                                                --------------------------
      Food - Wholesale & Distribution (0.32%)
      Performance Food Group Co (a)                                  38,000                      1,059,060
                                                                                --------------------------

      Footwear & Related Apparel (0.10%)
      Lacrosse Footwear Inc (a)                                       1,200                         14,700
      Phoenix Footwear Group Inc (a)(b)                              20,000                        108,000
      Rocky Brands Inc (a)(b)                                         2,900                         32,103
      Stride Rite Corp                                               13,000                        164,580
      Vulcan International Corp                                         200                         11,400
                                                                                --------------------------
                                                                                                   330,783
                                                                                --------------------------
      Funeral Services & Related Items (0.80%)
      Alderwoods Group Inc (a)(b)                                    77,000                      1,511,510
      Carriage Services Inc (a)(b)                                   32,300                        135,660
      Stewart Enterprises Inc (b)                                   190,600                      1,019,710
                                                                                --------------------------
                                                                                                 2,666,880
                                                                                --------------------------
      Gas - Distribution (0.22%)
      South Jersey Industries Inc                                    25,300                        750,651
                                                                                --------------------------

      Golf (0.10%)
      Callaway Golf Co                                               27,400                        346,610
                                                                                --------------------------

      Health Care Cost Containment (0.07%)
      Hooper Holmes Inc                                              47,300                        141,900
      Integramed America Inc (a)                                     10,725                        107,250
                                                                                --------------------------
                                                                                                   249,150
                                                                                --------------------------
      Home Furnishings (1.24%)
      Bassett Furniture Industries Inc                                7,700                        138,831
      Chromcraft Revington Inc (a)                                    2,500                         29,375
      Flexsteel Industries                                            2,364                         29,432
      Furniture Brands International Inc (b)                         96,500                      1,935,790
      Kimball International Inc (b)                                  44,800                        796,096
      La-Z-Boy Inc (b)                                               94,600                      1,206,150
      Rowe Cos/The (a)                                                6,200                          5,270
                                                                                --------------------------
                                                                                                 4,140,944
                                                                                --------------------------
      Hotels & Motels (0.49%)
      Interstate Hotels & Resorts Inc (a)                            29,900                        297,206
      Lodgian Inc (a)(b)                                             21,900                        263,019
      Marcus Corp                                                    38,000                        750,120
      Red Lion Hotels Corp (a)                                       33,800                        328,198
                                                                                --------------------------
                                                                                                 1,638,543
                                                                                --------------------------
      Housewares (0.21%)
      Libbey Inc                                                     11,750                         93,177
      National Presto Industries Inc (b)                             11,500                        621,460
                                                                                --------------------------
                                                                                                   714,637
                                                                                --------------------------

      Human Resources (1.55%)
      Ablest Inc (a)                                                  3,500                         28,630
      Cross Country Healthcare Inc (a)(b)                            29,356                        524,592
      Edgewater Technology Inc (a)                                   11,900                         71,638
      Kelly Services Inc                                             29,329                        793,936
      Medical Staffing Network Holdings Inc (a)(b)                   48,300                        293,664
      MPS Group Inc (a)(b)                                          188,100                      2,443,419
      RCM Technologies Inc (a)                                        9,300                         47,141
      Spherion Corp (a)                                             127,400                        968,240
      Westaff Inc (a)                                                 6,500                         25,220
                                                                                --------------------------
                                                                                                 5,196,480
                                                                                --------------------------
      Identification Systems - Development (0.42%)
      Paxar Corp (a)(b)                                              75,500                      1,390,710
                                                                                --------------------------

      Industrial Audio & Video Products (0.01%)
      Ballantyne of Omaha Inc (a)                                     2,400                         11,520
      Rockford Corp (a)(b)                                            3,600                         13,356
                                                                                --------------------------
                                                                                                    24,876
                                                                                --------------------------
      Industrial Automation & Robots (0.17%)
      Gerber Scientific Inc (a)(b)                                    1,300                         19,929
      Nordson Corp (b)                                               11,875                        540,312
                                                                                --------------------------
                                                                                                   560,241
                                                                                --------------------------
      Instruments - Controls (0.09%)
      Frequency Electronics Inc                                      10,900                        130,255
      Spectrum Control Inc (a)                                       15,900                        155,502
      Technology Research Corp                                        1,900                          8,360
      X-Rite Inc                                                        200                          1,852
                                                                                --------------------------
                                                                                                   295,969
                                                                                --------------------------
      Instruments - Scientific (0.03%)
      Meade Instruments Corp (a)                                     42,366                         91,511
      OI Corp                                                         1,700                         20,995
                                                                                --------------------------
                                                                                                   112,506
                                                                                --------------------------
      Insurance Brokers (0.18%)
      Hilb Rogal & Hobbs Co                                          14,975                        606,487
                                                                                --------------------------

      Internet Application Software (0.88%)
      @Road Inc (a)(b)                                               46,247                        202,100
      Interwoven Inc (a)                                             94,900                        899,652
      RealNetworks Inc (a)(b)                                        48,091                        480,429
      S1 Corp (a)                                                    67,710                        291,153
      Stellent Inc (b)                                               44,598                        419,221
      Vignette Corp (a)(b)                                           49,075                        637,484
                                                                                --------------------------
                                                                                                 2,930,039
                                                                                --------------------------
      Internet Connectivity Services (0.14%)
      PC-Tel Inc (a)                                                 48,854                        454,831
                                                                                --------------------------

      Internet Content - Entertainment (0.03%)
      Alloy Inc (a)(b)                                                8,850                         86,553
                                                                                --------------------------

      Internet Content - Information & News (0.45%)
      Autobytel Inc (a)(b)                                           24,240                         79,507
      Harris Interactive Inc (a)(b)                                 138,800                        789,772
      Infospace Inc (a)                                              27,300                        602,238
      Looksmart (a)                                                  15,020                         36,799
                                                                                --------------------------
                                                                                                 1,508,316
                                                                                --------------------------

      Internet Financial Services (0.01%)
      Insweb Corp (a)                                                 1,000                          2,340
      Netbank Inc                                                     6,800                         37,400
                                                                                --------------------------
                                                                                                    39,740
                                                                                --------------------------
      Internet Incubators (0.11%)
      Internet Capital Group Inc (a)(b)                              26,200                        231,084
      Safeguard Scientifics Inc (a)                                  70,800                        143,016
                                                                                --------------------------
                                                                                                   374,100
                                                                                --------------------------
      Internet Infrastructure Software (0.21%)
      Quovadx Inc (a)                                                21,500                         50,310
      SupportSoft Inc (a)                                            10,100                         35,047
      TeleCommunication Systems Inc (a)(b)                            7,500                         16,875
      TIBCO Software Inc (a)                                         75,800                        603,368
                                                                                --------------------------
                                                                                                   705,600
                                                                                --------------------------
      Internet Security (0.53%)
      ActivIdentity Corp (a)                                         29,014                        138,107
      SonicWALL Inc (a)                                             133,700                      1,337,000
      WatchGuard Technologies (a)                                    74,900                        307,090
                                                                                --------------------------
                                                                                                 1,782,197
                                                                                --------------------------
      Intimate Apparel (0.22%)
      Warnaco Group Inc/The (a)(b)                                   41,088                        731,777
                                                                                --------------------------

      Investment Companies (0.55%)
      MCG Capital Corp (b)                                           86,903                      1,415,650
      Medallion Financial Corp (b)                                   35,900                        439,416
                                                                                --------------------------
                                                                                                 1,855,066
                                                                                --------------------------
    Investment Management & Advisory Services (0.18%)
      Affiliated Managers Group Inc (a)(b)                            6,550                        599,652
                                                                                --------------------------

      Lasers - Systems & Components (0.36%)
      Coherent Inc (a)(b)                                            27,500                        881,650
      Electro Scientific Industries Inc (a)                          18,716                        329,027
                                                                                --------------------------
                                                                                                 1,210,677
                                                                                --------------------------
      Leisure & Recreation Products (0.32%)
      K2 Inc (a)                                                     86,200                        906,824
      Multimedia Games Inc (a)(b)                                    16,900                        165,451
                                                                                --------------------------
                                                                                                 1,072,275
                                                                                --------------------------
      Life & Health Insurance (2.15%)
      American Equity Investment Life Holding Co (b)                 22,000                        239,580
      Ceres Group Inc (a)                                            63,339                        386,368
      Delphi Financial Group                                         12,600                        479,934
      FBL Financial Group Inc (b)                                    42,900                      1,358,643
      Great American Financial Resources Inc (b)                     31,900                        648,846
      Independence Holding Co (b)                                     6,000                        128,100
      KMG America Corp (a)                                           17,050                        142,367
      Penn Treaty American Corp (a)                                  20,525                        144,086
      Phoenix Cos Inc/The                                           175,600                      2,388,160
      Presidential Life Corp                                         53,596                      1,293,807
                                                                                --------------------------
                                                                                                 7,209,891
                                                                                --------------------------
      Linen Supply & Related Items (0.22%)
      Angelica Corp                                                   3,450                         58,132
      G&K Services Inc                                               17,200                        580,156
      Unifirst Corp/MA                                                2,900                         90,161
                                                                                --------------------------
                                                                                                   728,449
                                                                                --------------------------

      Machinery - Electrical (0.32%)
      Regal-Beloit Corp                                              27,100                      1,077,225
                                                                                --------------------------

      Machinery - Farm (0.14%)
      Alamo Group Inc                                                 9,800                        192,472
      Gehl Co (a)(b)                                                  9,500                        262,390
                                                                                --------------------------
                                                                                                   454,862
                                                                                --------------------------
      Machinery - General Industry (0.88%)
      Applied Industrial Technologies Inc                            50,175                      1,170,081
      IDEX Corp                                                       8,175                        355,204
      Kadant Inc (a)(b)                                              25,600                        535,296
      Robbins & Myers Inc (b)                                        31,900                        854,920
      TB Wood's Corp                                                  2,800                         27,440
                                                                                --------------------------
                                                                                                 2,942,941
                                                                                --------------------------
      Machinery - Material Handling (0.01%)
      Key Technology Inc (a)                                          2,700                         33,497
                                                                                --------------------------

      Machinery - Pumps (0.13%)
      Tecumseh Products Co (b)                                       24,200                        429,550
                                                                                --------------------------

      Machinery - Thermal Processing (0.01%)
      Global Power Equipment Group Inc/ (a)(b)                       10,850                         28,753
                                                                                --------------------------

      Machinery Tools & Related Products (0.03%)
      Hardinge Inc                                                    6,700                         92,916
                                                                                --------------------------

      Medical - Biomedical/Gene (0.56%)
      Applera Corp - Celera Genomics Group (a)(b)                     2,400                         32,400
      Avigen Inc (a)(b)                                              15,832                         85,809
      Cambrex Corp                                                   38,100                        811,911
      CuraGen Corp (a)(b)                                            10,200                         31,008
      Enzon Pharmaceuticals Inc (a)(b)                                6,000                         48,060
      Gene Logic Inc (a)                                             48,833                         60,065
      Harvard Bioscience Inc (a)                                     47,800                        215,100
      Immunogen Inc (a)                                               1,000                          3,010
      Maxygen Inc (a)(b)                                             28,019                        215,186
      Nanogen Inc (a)(b)                                             38,700                         75,852
      Neose Technologies Inc (a)                                     47,700                        128,313
      Orchid Cellmark Inc (a)                                         5,600                         11,648
      Praecis Pharmaceuticals Inc (a)(b)                              9,200                         21,528
      Savient Pharmaceuticals Inc (a)(b)                             22,300                        131,570
                                                                                --------------------------
                                                                                                 1,871,460
                                                                                --------------------------
      Medical - Drugs (0.02%)
      Accelrys Inc (a)                                                2,988                         18,675
      Bradley Pharmaceuticals Inc (a)(b)                              6,200                         62,868
                                                                                --------------------------
                                                                                                    81,543
                                                                                --------------------------
      Medical - Generic Drugs (0.34%)
      Alpharma Inc                                                   50,100                      1,131,258
                                                                                --------------------------

      Medical - Hospitals (0.22%)
      Medcath Corp (a)(b)                                             8,265                        173,730
      Triad Hospitals Inc (a)                                        14,175                        552,400
                                                                                --------------------------
                                                                                                   726,130
                                                                                --------------------------
      Medical - Nursing Homes (0.63%)
      Genesis HealthCare Corp (a)                                    36,300                      1,763,091

      Kindred Healthcare Inc (a)                                     13,200                        348,876
                                                                                --------------------------
                                                                                                 2,111,967
                                                                                --------------------------
      Medical - Outpatient & Home Medical Care (0.38%)
      Allied Healthcare International Inc (a)                        46,810                        126,855
      Amedisys Inc (a)(b)                                             5,500                        210,045
      American Shared Hospital Services                                 800                          4,944
      Gentiva Health Services Inc (a)(b)                             18,300                        294,447
      LHC Group Inc (a)(b)                                           23,575                        498,376
      National Home Health Care Corp                                  1,200                         11,760
      Pediatric Services of America Inc (a)                           8,100                        101,250
      Res-Care Inc (a)                                                1,200                         22,824
                                                                                --------------------------
                                                                                                 1,270,501
                                                                                --------------------------
      Medical Information Systems (0.01%)
      AMICAS Inc (a)                                                 11,200                         32,928
      NWH Inc                                                           600                         10,908
                                                                                --------------------------
                                                                                                    43,836
                                                                                --------------------------
      Medical Instruments (0.31%)
      Bruker BioSciences Corp (a)(b)                                 87,714                        512,250
      Conmed Corp (a)(b)                                             13,600                        271,320
      Datascope Corp                                                  5,800                        178,234
      New Brunswick Scientific Inc (a)                                1,800                         13,176
      OccuLogix Inc (a)(b)                                            6,600                         11,484
      Orthologic Corp (a)                                            22,475                         34,162
                                                                                --------------------------
                                                                                                 1,020,626
                                                                                --------------------------
      Medical Products (0.63%)
      ATS Medical Inc (a)                                            17,800                         40,762
      Cantel Medical Corp (a)(b)                                      3,600                         51,768
      Encore Medical Corp (a)(b)                                     86,198                        539,599
      Hanger Orthopedic Group Inc (a)                                 6,100                         44,286
      HealthTronics Inc (a)                                          32,200                        211,554
      Kewaunee Scientific Corp                                          700                          5,838
      Misonix Inc (a)                                                15,200                         70,984
      North American Scientific Inc (a)(b)                            1,300                          2,379
      Osteotech Inc (a)                                              30,900                        119,892
      Rita Medical Systems Inc (a)                                   36,900                        129,150
      Sonic Innovations Inc (a)                                      10,000                         48,100
      Span-America Medical Systems Inc                                1,400                         17,618
      SRI/Surgical Express Inc (a)                                    4,400                         26,400
      Synovis Life Technologies Inc (a)                              21,100                        186,946
      Zoll Medical Corp (a)                                          17,200                        604,752
                                                                                --------------------------
                                                                                                 2,100,028
                                                                                --------------------------
      Metal - Iron (0.36%)
      Gibraltar Industries Inc                                       43,644                      1,205,884
                                                                                --------------------------

      Metal Processors & Fabrication (0.34%)
      Ampco-Pittsburgh Corp (b)                                       4,800                        151,296
      CIRCOR International Inc (b)                                   28,200                        785,370
      Intermet Corp (a)(c)                                              100                              -
      NN Inc                                                         15,000                        191,250
      Wolverine Tube Inc (a)(b)                                       5,200                         22,672
                                                                                --------------------------
                                                                                                 1,150,588
                                                                                --------------------------
      Metal Products - Fasteners (0.01%)
      Chicago Rivet & Machine Co                                        300                          7,050
      Eastern Co/The                                                    400                          8,536
                                                                                --------------------------
                                                                                                    15,586
                                                                                --------------------------
      Motion Pictures & Services (0.02%)
      Image Entertainment Inc (a)                                    14,700                         51,450

      Zomax Inc/MN (a)                                                6,100                          8,906
                                                                                --------------------------
                                                                                                    60,356
                                                                                --------------------------
      MRI - Medical Diagnostic Imaging (0.00%)
      Radiologix Inc (a)                                              3,400                         10,948
                                                                                --------------------------

      Multi-Line Insurance (1.10%)
      Alfa Corp                                                      45,642                        752,180
      Atlantic American Corp (a)                                      7,500                         20,625
      Citizens Inc/TX (a)(b)                                         24,042                        124,538
      HCC Insurance Holdings Inc                                     30,290                        923,542
      Horace Mann Educators Corp (b)                                 80,800                      1,371,176
      National Security Group Inc                                       300                          4,695
      United Fire & Casualty Co                                      16,250                        485,225
      Vesta Insurance Group Inc (a)                                  18,200                            309
                                                                                --------------------------
                                                                                                 3,682,290
                                                                                --------------------------
      Multimedia (0.37%)
      Entravision Communications Corp (a)                           109,600                        852,688
      Media General Inc (b)                                           9,200                        335,156
      Triple Crown Media Inc (a)(b)                                   7,730                         59,598
                                                                                --------------------------
                                                                                                 1,247,442
                                                                                --------------------------
      Music (0.03%)
      Steinway Musical Instruments (a)(b)                             3,600                         87,624
                                                                                --------------------------

      Networking Products (2.00%)
      3Com Corp (a)(b)                                              698,000                      3,308,520
      Adaptec Inc (a)                                               104,900                        461,560
      Aeroflex Inc (a)(b)                                            58,134                        589,479
      Avici Systems Inc (a)                                           1,877                         16,311
      Black Box Corp                                                 30,300                      1,245,633
      Performance Technologies Inc (a)                               16,050                        100,954
      SafeNet Inc (a)(b)                                             44,000                        749,760
      Stratos International Inc (a)                                  13,900                         88,960
      Zhone Technologies Inc (a)(b)                                  97,700                        143,619
                                                                                --------------------------
                                                                                                 6,704,796
                                                                                --------------------------
      Non-Ferrous Metals (0.43%)
      Brush Engineered Materials Inc (a)                             27,500                        634,425
      USEC Inc                                                       76,400                        804,492
                                                                                --------------------------
                                                                                                 1,438,917
                                                                                --------------------------
      Non-Hazardous Waste Disposal (0.35%)
      Waste Connections Inc (a)(b)                                   22,425                        838,247
      Waste Industries USA Inc (b)                                   15,702                        348,113
                                                                                --------------------------
                                                                                                 1,186,360
                                                                                --------------------------
      Office Automation & Equipment (0.50%)
      IKON Office Solutions Inc                                     120,400                      1,662,724
      TRM Corp (a)                                                    4,000                         23,520
                                                                                --------------------------
                                                                                                 1,686,244
                                                                                --------------------------
      Office Supplies & Forms (0.11%)
      Ennis Inc                                                      18,200                        353,080
      Nashua Corp (a)                                                 4,100                         27,675
                                                                                --------------------------
                                                                                                   380,755
                                                                                --------------------------
      Oil - Field Services (1.83%)
      Hanover Compressor Co (a)(b)                                   66,795                      1,269,105
      Infinity Energy Resources Inc (a)                               2,495                         15,095
      Universal Compression Holdings Inc (a)                         75,995                      4,840,881
                                                                                --------------------------
                                                                                                 6,125,081
                                                                                --------------------------

      Oil Company - Exploration & Production (1.47%)
      Arena Resources Inc (a)(b)                                     22,455                        830,835
      Callon Petroleum Co (a)                                        24,300                        453,195
      Comstock Resources Inc (a)                                      4,800                        141,216
      Delta Petroleum Corp (a)(b)                                     3,979                         70,747
      Edge Petroleum Corp (a)(b)                                      6,700                        141,973
      Gulfport Energy Corp (a)(b)                                    39,445                        482,412
      Harvest Natural Resources Inc (a)(b)                           27,900                        390,321
      Meridian Resource Corp (a)                                     76,400                        271,220
      PetroHawk Energy Corp (a)(b)                                   52,600                        616,472
      Stone Energy Corp (a)                                          21,800                      1,019,150
      Whiting Petroleum Corp (a)                                     10,800                        504,360
                                                                                --------------------------
                                                                                                 4,921,901
                                                                                --------------------------
      Oil Refining & Marketing (0.00%)
      Adams Resources & Energy Inc                                       63                          2,543
                                                                                --------------------------

      Optical Recognition Equipment (0.03%)
      Digimarc Corp (a)                                              18,100                        112,582
                                                                                --------------------------

      Paper & Related Products (1.29%)
      Buckeye Technologies Inc (a)(b)                                30,100                        225,750
      Caraustar Industries Inc (a)(b)                                44,400                        313,464
      Glatfelter                                                     79,800                      1,244,880
      Pope & Talbot Inc (b)                                          13,200                         67,716
      Potlatch Corp (b)                                              27,326                        945,753
      Rock-Tenn Co                                                   24,900                        428,031
      Schweitzer-Mauduit International Inc                           26,700                        540,141
      Wausau Paper Corp                                              44,100                        539,784
                                                                                --------------------------
                                                                                                 4,305,519
                                                                                --------------------------
      Pharmacy Services (0.05%)
      BioScrip Inc (a)                                               44,600                        177,062
      Curative Health Services Inc (a)(c)                             4,500                              -
      Standard Management Corp (a)                                    1,700                            459
                                                                                --------------------------
                                                                                                   177,521
                                                                                --------------------------
      Physical Therapy & Rehabilitation Centers (0.06%
      Healthsouth Corp (a)(b)                                        44,775                        176,861
      RehabCare Group Inc (a)                                           900                         16,848
                                                                                --------------------------
                                                                                                   193,709
                                                                                --------------------------
      Physician Practice Management (0.28%)
      American Dental Partners Inc (a)                                2,800                         45,416
      I-Trax Inc (a)(b)                                              23,300                         77,589
      OCA Inc (a)(b)                                                  7,100                          2,556
      Pediatrix Medical Group Inc (a)                                19,425                        823,620
                                                                                --------------------------
                                                                                                   949,181
                                                                                --------------------------
      Pipelines (0.25%)
      Transmontaigne Inc (a)(b)                                      75,600                        850,500
                                                                                --------------------------

      Platinum (0.01%)
      Stillwater Mining Co (a)(b)                                     2,900                         33,814
                                                                                --------------------------

      Pollution Control (0.00%)
      Catalytica Energy Systems Inc (a)                               3,300                          3,201
                                                                                --------------------------

      Poultry (0.03%)
      Sanderson Farms Inc                                             4,400                        114,004
                                                                                --------------------------


      Power Converter & Supply Equipment (0.26%)
      C&D Technologies Inc (b)                                       49,600                        352,160
      Espey Manufacturing & Electronics Corp                          1,400                         22,764
      Magnetek Inc (a)                                               23,600                         66,316
      Powell Industries Inc (a)(b)                                   18,800                        440,484
                                                                                --------------------------
                                                                                                   881,724
                                                                                --------------------------
      Printing - Commercial (0.14%)
      Bowne & Co Inc                                                  1,800                         24,966
      Champion Industries Inc/WV                                      4,258                         31,467
      Consolidated Graphics Inc (a)(b)                                8,400                        413,196
      Tufco Technologies Inc (a)                                      1,300                          9,165
                                                                                --------------------------
                                                                                                   478,794
                                                                                --------------------------
      Private Corrections (0.04%)
      Cornell Cos Inc (a)                                             7,700                        126,973
                                                                                --------------------------

      Property & Casualty Insurance (5.20%)
      21st Century Insurance Group (b)                               58,500                        904,995
      American Physicians Capital Inc (a)                            10,700                        495,838
      Argonaut Group Inc (a)(b)                                      54,800                      1,597,968
      Baldwin & Lyons Inc                                            33,400                        840,010
      Bancinsurance Corp (a)                                            600                          3,600
      CNA Surety Corp (a)                                            38,100                        695,325
      Donegal Group Inc                                              28,088                        545,469
      EMC Insurance Group Inc                                        11,939                        348,858
      Fpic Insurance Group Inc (a)(b)                                18,100                        699,565
      Harleysville Group Inc (b)                                     55,411                      1,758,191
      Infinity Property & Casualty Corp                              37,300                      1,532,657
      Investors Title Co                                                700                         30,310
      LandAmerica Financial Group Inc                                32,700                      2,087,241
      Meadowbrook Insurance Group Inc (a)(b)                         84,000                        814,800
      Mercer Insurance Group Inc                                      1,500                         29,850
      Merchants Group Inc                                             1,500                         46,050
      Midland Co/The (b)                                             17,500                        656,250
      Navigators Group Inc (a)(b)                                    15,600                        663,156
      NYMAGIC Inc                                                     8,700                        273,006
      Ohio Casualty Corp                                                  1                             26
      PMA Capital Corp (a)                                           57,100                        569,287
      ProAssurance Corp (a)                                           1,400                         69,594
      Procentury Corp                                                 3,700                         53,983
      RTW Inc (a)                                                    18,600                        198,462
      SCPIE Holdings Inc (a)(b)                                       9,300                        212,970
      Selective Insurance Group (b)                                  19,400                        989,400
      Stewart Information Services Corp (b)                          31,200                      1,072,656
      Unico American Corp (a)                                        15,500                        179,505
      United America Indemnity Ltd (a)                                2,404                         49,859
                                                                                --------------------------
                                                                                                17,418,881
                                                                                --------------------------
      Protection - Safety (0.01%)
      Integrated Alarm Services Group Inc (a)                         3,100                         12,834
      Mace Security International Inc (a)                             4,200                         10,038
                                                                                --------------------------
                                                                                                    22,872
                                                                                --------------------------
      Publishing - Books (0.03%)
      Scholastic Corp (a)                                             3,900                        112,125
                                                                                --------------------------

      Quarrying (0.06%)
      Birch Mountain Resources Ltd (a)(b)                            48,825                        206,530
                                                                                --------------------------


      Racetracks (0.05%)
      Dover Motorsports Inc                                          30,700                        180,823
                                                                                --------------------------

      Radio (1.17%)
      Beasley Broadcasting Group Inc                                  1,750                         12,338
      Citadel Broadcasting Corp (b)                                 101,700                        942,759
      Cox Radio Inc (a)                                              14,200                        208,030
      Cumulus Media Inc (a)(b)                                      109,027                      1,035,757
      Entercom Communications Corp                                   32,800                        831,480
      Radio One Inc - Class D (a)(b)                                 91,880                        659,698
      Regent Communications Inc (a)                                   8,500                         34,340
      Saga Communications Inc (a)                                     4,200                         31,920
      Spanish Broadcasting System (a)(b)                             31,048                        143,131
                                                                                --------------------------
                                                                                                 3,899,453
                                                                                --------------------------
      Real Estate Magagement & Services (0.02%)
      United Capital Corp (a)                                         1,900                         49,438
      ZipRealty Inc (a)(b)                                            1,200                          7,464
                                                                                --------------------------
                                                                                                    56,902
                                                                                --------------------------
      Real Estate Operator & Developer (0.13%)
      Avatar Holdings Inc (a)(b)                                      1,700                         95,489
      California Coastal Communities Inc (a)(b)                      10,800                        333,504
      Stratus Properties Inc (a)                                        600                         15,480
                                                                                --------------------------
                                                                                                   444,473
                                                                                --------------------------
      Recreational Centers (0.06%)
      Bally Total Fitness Holding Corp (a)(b)                        35,000                        201,250
                                                                                --------------------------

      REITS - Diversified (0.35%)
      Longview Fibre Co                                              55,600                      1,169,824
                                                                                --------------------------

      REITS - Healthcare (0.14%)
      Healthcare Realty Trust Inc                                    14,015                        463,756
                                                                                --------------------------

      REITS - Hotels (0.18%)
      Ashford Hospitality Trust Inc                                  21,150                        248,512
      Highland Hospitality Corp                                      25,925                        346,099
                                                                                --------------------------
                                                                                                   594,611
                                                                                --------------------------
      REITS - Mortgage (0.25%)
      MFA Mortgage Investments Inc                                   59,875                        410,742
      Redwood Trust Inc (b)                                           9,225                        438,926
                                                                                --------------------------
                                                                                                   849,668
                                                                                --------------------------
      Rental - Auto & Equipment (1.31%)
      Aaron Rents Inc                                                22,675                        547,374
      Dollar Thrifty Automotive Group (a)(b)                         62,810                      2,811,376
      Electro Rent Corp (a)                                          19,800                        293,634
      Mcgrath Rentcorp (b)                                           21,275                        574,851
      Rent-Way Inc (a)(b)                                            17,400                        141,462
                                                                                --------------------------
                                                                                                 4,368,697
                                                                                --------------------------
      Research & Development (0.25%)
      Albany Molecular Research Inc (a)(b)                           67,600                        608,400
      Discovery Partners International Inc (a)                       55,600                        149,564
      SFBC International Inc (a)(b)                                   4,100                         66,461
                                                                                --------------------------
                                                                                                   824,425
                                                                                --------------------------
      Resorts & Theme Parks (0.52%)
      Bluegreen Corp (a)(b)                                          33,200                        388,772
      Great Wolf Resorts Inc (a)(b)                                  14,100                        168,918
      ILX Resorts Inc                                                 8,000                         74,560

      Six Flags Inc (a)(b)                                          170,300                        899,184
      Sunterra Corp (a)(b)                                           17,594                        207,609
                                                                                --------------------------
                                                                                                 1,739,043
                                                                                --------------------------
      Respiratory Products (0.01%)
      Allied Healthcare Products (a)                                  6,400                         35,904
                                                                                --------------------------

      Retail - Apparel & Shoe (0.72%)
      Charming Shoppes Inc (a)(b)                                   141,282                      1,456,617
      Shoe Carnival Inc (a)                                           4,900                        107,751
      Stage Stores Inc (b)                                           23,300                        691,078
      Syms Corp (a)(b)                                                6,300                        116,739
      Wilsons The Leather Experts (a)                                10,600                         37,736
                                                                                --------------------------
                                                                                                 2,409,921
                                                                                --------------------------
      Retail - Arts & Crafts (0.04%)
      AC Moore Arts & Crafts Inc (a)                                  7,148                        122,946
                                                                                --------------------------

      Retail - Auto Parts (0.33%)
      Coast Distribution System/CA                                    2,900                         23,200
      PEP Boys-Manny Moe & Jack (b)                                 100,100                      1,079,078
                                                                                --------------------------
                                                                                                 1,102,278
                                                                                --------------------------
      Retail - Automobile (2.07%)
      Asbury Automotive Group Inc                                    11,100                        222,777
      Group 1 Automotive Inc (b)                                     33,500                      2,054,220
      Lithia Motors Inc                                              27,600                        777,768
      Rush Enterprises Inc (a)                                       18,200                        334,880
      Sonic Automotive Inc                                           53,900                      1,239,700
      United Auto Group Inc                                         108,120                      2,312,687
                                                                                --------------------------
                                                                                                 6,942,032
                                                                                --------------------------
      Retail - Bookstore (0.17%)
      Books-A-Million Inc (b)                                         5,885                         89,629
      Borders Group Inc (b)                                          25,900                        492,359
                                                                                --------------------------
                                                                                                   581,988
                                                                                --------------------------
      Retail - Computer Equipment (0.47%)
      GTSI Corp (a)                                                   7,478                         52,870
      Insight Enterprises Inc (a)(b)                                 55,159                        934,393
      PC Connection Inc (a)(b)                                       44,300                        265,357
      PC Mall Inc (a)                                                16,800                        122,640
      Systemax Inc (a)                                               24,600                        197,538
                                                                                --------------------------
                                                                                                 1,572,798
                                                                                --------------------------
      Retail - Consumer Electronics (0.02%)
      Rex Stores Corp (a)                                               400                          5,596
      Tweeter Home Entertainment Group Inc (a)                       16,350                         61,966
                                                                                --------------------------
                                                                                                    67,562
                                                                                --------------------------
      Retail - Discount (1.31%)
      99 Cents Only Stores (a)(b)                                    41,700                        431,595
      Big Lots Inc (a)(b)                                           204,800                      3,309,568
      Duckwall-ALCO Stores Inc (a)(b)                                 6,900                        240,120
      Fred's Inc                                                     34,000                        407,660
                                                                                --------------------------
                                                                                                 4,388,943
                                                                                --------------------------
      Retail - Fabric Store (0.19%)
      Hancock Fabrics Inc /DE                                        13,500                         44,280
      Jo-Ann Stores Inc (a)(b)                                       41,500                        589,300
                                                                                --------------------------
                                                                                                   633,580
                                                                                --------------------------
      Retail - Hair Salons (0.10%)
      Regis Corp (b)                                                 10,120                        340,842
                                                                                --------------------------

      Retail - Home Furnishings (0.22%)
      Bombay Co Inc/The (a)(b)                                        8,100                         17,577
      Cost Plus Inc (a)(b)                                           12,100                        163,229
      Haverty Furniture Cos Inc (b)                                  15,600                        240,396
      Pier 1 Imports Inc                                             46,900                        318,920
                                                                                --------------------------
                                                                                                   740,122
                                                                                --------------------------
      Retail - Hypermarkets (0.12%)
      Smart & Final Inc (a)                                          26,300                        408,439
                                                                                --------------------------

      Retail - Jewelry (0.22%)
      Finlay Enterprises Inc (a)                                     16,200                        126,846
      Lazare Kaplan International Inc (a)                            12,200                        111,264
      Movado Group Inc                                               21,500                        484,395
                                                                                --------------------------
                                                                                                   722,505
                                                                                --------------------------
      Retail - Leisure Products (0.18%)
      MarineMax Inc (a)(b)                                            5,600                        117,880
      West Marine Inc (a)(b)                                         37,600                        475,640
                                                                                --------------------------
                                                                                                   593,520
                                                                                --------------------------
      Retail - Mail Order (0.11%)
      Blair Corp                                                      2,714                         66,276
      Sharper Image Corp (a)(b)                                      28,300                        305,357
                                                                                --------------------------
                                                                                                   371,633
                                                                                --------------------------
      Retail - Miscellaneous/Diversified (0.12%)
      Hastings Entertainment Inc (a)                                  1,300                          9,867
      Pricesmart Inc (a)(b)                                          32,055                        388,507
                                                                                --------------------------
                                                                                                   398,374
                                                                                --------------------------
      Retail - Music Store (0.00%)
      Trans World Entertainment (a)                                   1,700                          9,435
                                                                                --------------------------

      Retail - Pawn Shops (0.03%)
      First Cash Financial Services Inc (a)                           5,275                        100,383
                                                                                --------------------------

      Retail - Regional Department Store (0.22%)
      Bon-Ton Stores Inc/The (b)                                     22,000                        542,740
      Gottschalks Inc (a)                                            23,300                        191,759
                                                                                --------------------------
                                                                                                   734,499
                                                                                --------------------------
      Retail - Restaurants (1.32%)
      Bob Evans Farms Inc                                            72,500                      1,996,650
      Buca Inc (a)(b)                                                 5,400                         28,890
      CBRL Group Inc                                                  9,300                        303,831
      Champps Entertainment Inc (a)                                   8,575                         48,963
      Frisch's Restaurants Inc                                          800                         18,680
      J Alexander's Corp                                              4,900                         42,238
      Landry's Restaurants Inc                                        4,900                        138,621
      Lone Star Steakhouse & Saloon Inc                                 200                          4,678
      O'Charleys Inc (a)                                             18,000                        288,000
      Ryan's Restaurant Group Inc (a)                                31,467                        495,920
      Smith & Wollensky Restaurant Group Inc (a)                     16,900                         77,571
      Sonic Corp (a)(b)                                              22,700                        446,736
      Triarc Cos Inc                                                 38,500                        538,615
                                                                                --------------------------
                                                                                                 4,429,393
                                                                                --------------------------
      Retail - Sporting Goods (0.02%)
      Gander Mountain Co (a)(b)                                       4,500                         25,470
      Sport Chalet Inc - A Shares (a)                                 5,600                         46,760
      Sport Chalet Inc - B Shares (a)                                   800                          6,400
                                                                                --------------------------
                                                                                                    78,630
                                                                                --------------------------

      Retail - Video Rental (0.03%)
      Blockbuster Inc (b)                                            23,900                         97,751
                                                                                --------------------------

  Retail - Vitamins & Nutritional Suppliments (0.00%)
      AMS Health Sciences Inc (a)                                       100                             75
                                                                                --------------------------

      Retirement & Aged Care (0.04%)
      Capital Senior Living Corp (a)                                 13,200                        134,772
                                                                                --------------------------

      Rubber - Tires (0.47%)
      Bandag Inc (b)                                                  8,500                        293,080
      Cooper Tire & Rubber Co (b)                                   127,200                      1,270,728
                                                                                --------------------------
                                                                                                 1,563,808
                                                                                --------------------------
      Rubber & Plastic Products (0.17%)
      Myers Industries Inc                                           30,610                        509,350
      Summa Industries                                                4,900                         48,461
                                                                                --------------------------
                                                                                                   557,811
                                                                                --------------------------
      Savings & Loans - Thrifts (3.93%)
      Ameriana Bancorp                                                3,000                         39,090
      BankAtlantic Bancorp Inc                                       30,850                        428,198
      Bankunited Financial Corp                                      15,748                        465,983
      Berkshire Hills Bancorp Inc                                     2,600                         90,714
      BFC Financial Corp (a)                                            500                          3,050
      Brookline Bancorp Inc                                          62,200                        807,356
      Camco Financial Corp                                           10,400                        140,400
      CFS Bancorp Inc                                                14,400                        215,424
      Citizens First Bancorp Inc                                      5,700                        138,396
      Citizens South Banking Corp                                    12,800                        163,200
      Cooperative Bankshares Inc                                        650                         11,187
      Dime Community Bancshares                                       2,700                         37,719
      First Defiance Financial Corp                                   7,600                        201,172
      First Federal Bancshares of Arkansas Inc                          500                         11,200
      First Keystone Financial Inc                                      100                          1,655
      First Pactrust Bancorp Inc                                        200                          5,642
      First Place Financial Corp/OH                                  22,544                        524,373
      FirstBank NW Corp                                              10,200                        279,786
      FirstFed Financial Corp (a)(b)                                 18,600                      1,049,970
      Flagstar Bancorp Inc (b)                                       43,500                        633,360
      Franklin Bank Corp/Houston TX (a)                              21,377                        414,928
      Great Lakes Bancorp Inc (a)                                    12,300                        172,815
      HF Financial Corp                                               7,260                        123,856
      HMN Financial Inc                                                 200                          7,190
      ITLA Capital Corp                                              10,100                        502,071
      KNBT Bancorp Inc                                               28,600                        455,026
      LSB Corp                                                        5,300                         88,775
      MAF Bancorp Inc                                                33,687                      1,381,167
      MASSBANK Corp                                                   1,367                         44,797
      Meta Financial Group Inc                                        3,600                         83,196
      MFB Corp                                                          600                         18,168
      Pacific Premier Bancorp Inc (a)                                10,400                        115,752
      Parkvale Financial Corp                                         3,700                        111,000
      Partners Trust Financial Group Inc (b)                         63,849                        674,245
      Pocahontas Bancorp Inc                                          2,000                         31,020
      Provident Financial Holdings Inc                                5,300                        163,293
      Provident Financial Services Inc                               79,900                      1,441,396
      Provident New York Bancorp                                     27,700                        373,673
      Rainier Pacific Financial Group Inc                             3,500                         64,435
      Riverview Bancorp Inc                                           7,700                        198,891

      Rome Bancorp Inc                                                3,500                         44,625
      Synergy Financial Group Inc                                     7,627                        119,439
      TF Financial Corp                                               1,300                         35,360
      TierOne Corp (b)                                               11,190                        380,684
      Timberland Bancorp Inc/WA                                      11,000                        358,710
      United Community Financial Corp/OH                             27,260                        357,651
      Willow Grove Bancorp Inc                                        9,934                        160,235
                                                                                --------------------------
                                                                                                13,170,273
                                                                                --------------------------
      Schools (0.32%)
      Strayer Education Inc                                           4,925                        533,624
      Universal Technical Institute Inc (a)(b)                       26,135                        526,097
                                                                                --------------------------
                                                                                                 1,059,721
                                                                                --------------------------
      Semiconductor Component - Integrated Circuits
      (0.86%)
      Atmel Corp (a)                                                110,400                        528,816
      Catalyst Semiconductor Inc (a)                                 14,400                         46,800
      Exar Corp (a)                                                  31,445                        407,213
      Hifn Inc (a)                                                   15,900                         82,839
      Pericom Semiconductor Corp (a)(b)                              47,700                        400,680
      Sigmatel Inc (a)(b)                                             8,100                         39,852
      Sipex Corp (a)                                                  2,400                          7,032
      Standard Microsystems Corp (a)(b)                              14,131                        375,602
      Triquint Semiconductor Inc (a)(b)                             128,970                        608,738
      Vitesse Semiconductor Corp (a)(b)                             392,800                        369,232
                                                                                --------------------------
                                                                                                 2,866,804
                                                                                --------------------------
      Semiconductor Equipment (1.64%)
      Aetrium Inc (a)                                                 1,400                          6,846
      Amtech Systems Inc (a)                                            300                          2,073
      ATMI Inc (a)(b)                                                14,525                        385,929
      Axcelis Technologies Inc (a)                                   76,376                        422,359
      Brooks Automation Inc (a)(b)                                   56,761                        640,832
      Credence Systems Corp (a)                                     181,400                        511,548
      Electroglas Inc (a)                                            39,400                        111,896
      Entegris Inc (a)                                               44,300                        418,635
      FSI International Inc (a)(b)                                   25,214                        146,746
      Intest Corp (a)                                                 1,690                          7,166
      MKS Instruments Inc (a)                                       101,900                      2,106,273
      Nanometrics Inc (a)                                            22,700                        214,969
      Photronics Inc (a)                                             26,600                        371,602
      Rudolph Technologies Inc (a)                                   10,585                        147,237
                                                                                --------------------------
                                                                                                 5,494,111
                                                                                --------------------------
      Shipbuilding (0.04%)
      Todd Shipyards Corp                                             6,400                        137,920
                                                                                --------------------------

      Software Tools (0.14%)
      Borland Software Corp (a)(b)                                   84,326                        472,226
                                                                                --------------------------

      Steel - Producers (1.57%)
      Carpenter Technology Corp                                         511                         50,282
      Chaparral Steel Co (a)                                          4,100                        287,779
      Friedman Industries                                             3,600                         29,340
      Olympic Steel Inc (b)                                           4,200                        147,714
      Ryerson Inc (b)                                                80,300                      2,172,115
      Schnitzer Steel Industries Inc                                 19,800                        671,220
      Shiloh Industries Inc (a)(b)                                   20,153                        347,035
      Steel Dynamics Inc                                             15,730                        912,655
      Steel Technologies Inc                                         28,100                        652,201
                                                                                --------------------------
                                                                                                 5,270,341
                                                                                --------------------------

      Steel - Specialty (0.02%)
      Material Sciences Corp (a)                                      4,100                         38,622
      Universal Stainless & Alloy (a)                                   704                         19,473
                                                                                --------------------------
                                                                                                    58,095
                                                                                --------------------------
      Steel Pipe & Tube (0.03%)
      Northwest Pipe Co (a)                                           3,200                         86,336
      Webco Industries Inc (a)                                          110                          7,810
                                                                                --------------------------
                                                                                                    94,146
                                                                                --------------------------
      Sugar (0.08%)
      Imperial Sugar Co (b)                                          10,663                        255,272
                                                                                --------------------------

      Telecommunication Equipment (0.52%)
      Anaren Inc (a)                                                  6,600                        117,942
      Applied Innovation Inc (a)                                     25,300                         82,481
      Channell Commercial Corp (a)                                    1,300                          3,900
      Communications Systems Inc                                      7,600                         72,200
      Ditech Networks Inc (a)(b)                                     28,500                        231,420
      Network Equipment Technologies Inc (a)                         44,900                        141,884
      Preformed Line Products Co                                      1,750                         66,605
      Sunrise Telecom Inc (a)                                        88,800                        177,600
      Symmetricom Inc (a)(b)                                         31,400                        222,312
      Tekelec (a)(b)                                                 35,150                        361,693
      Tollgrade Communications Inc (a)                               23,500                        218,080
      Wireless Telecom Group Inc                                     12,600                         30,240
      XETA Technologies Inc (a)                                       8,425                         21,231
                                                                                --------------------------
                                                                                                 1,747,588
                                                                                --------------------------
      Telecommunication Equipment - Fiber Optics (0.96
      APA Enterprises Inc (a)                                         2,500                          3,325
      C-COR Inc (a)(b)                                               69,900                        462,039
      Ciena Corp (a)                                                 37,600                        136,488
      Newport Corp (a)                                               36,235                        660,564
      Optical Cable Corp (a)                                          6,300                         24,570
      Optical Communication Products Inc (a)(b)                      31,600                         56,248
      Sycamore Networks Inc (a)                                     513,800                      1,870,232
                                                                                --------------------------
                                                                                                 3,213,466
                                                                                --------------------------
      Telecommunication Services (0.38%)
      LCC International Inc (a)                                      36,600                        126,270
      Lightbridge Inc (a)                                            21,809                        251,894
      RCN Corp (a)(b)                                                37,800                        907,200
                                                                                --------------------------
                                                                                                 1,285,364
                                                                                --------------------------
      Telephone - Integrated (1.16%)
      Broadwing Corp (a)(b)                                          49,533                        455,208
      CT Communications Inc (b)                                      33,700                        841,826
      D&E Communications Inc                                         10,107                        121,790
      Hector Communications Corp                                      4,200                        148,428
      IDT Corp - Class B (a)(b)                                     114,300                      1,529,334
      IDT Corp (a)                                                    3,300                         43,197
      SureWest Communications (b)                                    26,200                        456,928
      Talk America Holdings Inc (a)(b)                               48,800                        289,384
                                                                                --------------------------
                                                                                                 3,886,095
                                                                                --------------------------
      Television (0.14%)
      Acme Communications Inc (a)                                     5,300                         27,030
      Lin TV Corp (a)(b)                                             49,400                        325,052
      Sinclair Broadcast Group Inc                                   13,100                        110,302
                                                                                --------------------------
                                                                                                   462,384
                                                                                --------------------------
      Textile - Apparel (0.15%)
      Perry Ellis International Inc (a)                              17,000                        439,620

      Tag-It Pacific Inc (a)                                          3,300                          2,244
      Unifi Inc (a)                                                  26,200                         74,408
                                                                                --------------------------
                                                                                                   516,272
                                                                                --------------------------
      Textile - Home Furnishings (0.01%)
      Decorator Industries Inc                                        1,300                         11,180
      Quaker Fabric Corp (a)(b)                                      11,600                         18,328
                                                                                --------------------------
                                                                                                    29,508
                                                                                --------------------------
      Textile - Products (0.03%)
      Culp Inc (a)                                                      100                            520
      Dixie Group Inc (a)(b)                                          9,400                        110,168
                                                                                --------------------------
                                                                                                   110,688
                                                                                --------------------------
      Theaters (0.03%)
      Carmike Cinemas Inc (b)                                         4,900                        103,047
                                                                                --------------------------

      Therapeutics (0.06%)
      Neurogen Corp (a)                                               7,596                         40,107
      Pharmacyclics Inc (a)                                           3,500                         13,825
      Theragenics Corp (a)                                           49,800                        155,376
      Threshold Pharmaceuticals Inc (a)(b)                            1,000                          1,620
                                                                                --------------------------
                                                                                                   210,928
                                                                                --------------------------
      Tobacco (0.59%)
      Alliance One International Inc                                 89,200                        350,556
      Universal Corp/Richmond VA                                     46,100                      1,628,252
                                                                                --------------------------
                                                                                                 1,978,808
                                                                                --------------------------
      Tools - Hand Held (0.00%)
      QEP Co Inc (a)                                                    400                          3,004
                                                                                --------------------------

      Toys (0.23%)
      Jakks Pacific Inc (a)(b)                                       47,300                        779,977
                                                                                --------------------------

      Transport - Air Freight (0.00%)
      AirNet Systems Inc (a)                                          1,300                          3,900
                                                                                --------------------------

      Transport - Equipment & Leasing (0.44%)
      Amerco Inc (a)(b)                                               6,075                        535,815
      GATX Corp (b)                                                     100                          3,919
      Interpool Inc                                                  44,100                        887,292
      Willis Lease Finance Corp (a)                                   5,400                         46,332
                                                                                --------------------------
                                                                                                 1,473,358
                                                                                --------------------------
      Transport - Marine (0.20%)
      Arlington Tankers Ltd                                          20,365                        453,936
      International Shipholding Corp (a)                              8,700                        111,012
      Maritrans Inc                                                   4,300                         98,212
                                                                                --------------------------
                                                                                                   663,160
                                                                                --------------------------
      Transport - Rail (0.49%)
      Genesee & Wyoming Inc (a)(b)                                    8,100                        213,111
      Kansas City Southern (a)(b)                                    23,700                        583,494
      Providence and Worcester Railroad Co                            3,600                         66,960
      RailAmerica Inc (a)                                            75,700                        760,028
                                                                                --------------------------
                                                                                                 1,623,593
                                                                                --------------------------
      Transport - Services (0.43%)
      Bristow Group Inc (a)(b)                                       41,900                      1,419,991
      PHI Inc (a)                                                       700                         22,092
                                                                                --------------------------
                                                                                                 1,442,083
                                                                                --------------------------
      Transport - Truck (0.86%)
      Arkansas Best Corp                                             10,700                        475,401
      Covenant Transport Inc (a)                                        600                          7,872
      Frozen Food Express Industries (a)                             31,900                        292,204
      Landstar System Inc                                            12,265                        523,593
      Marten Transport Ltd (a)                                       14,550                        225,816
      PAM Transportation Services (a)(b)                             14,700                        418,362
      Patriot Transportation Holding Inc (a)(b)                         200                         13,412
      Saia Inc (a)                                                    7,093                        199,952
      USA Truck Inc (a)(b)                                            7,600                        145,540
      Werner Enterprises Inc                                         32,900                        592,200
                                                                                --------------------------
                                                                                                 2,894,352
                                                                                --------------------------
      Travel Services (0.13%)
      Ambassadors International Inc                                  11,949                        297,172
      Navigant International Inc (a)(b)                               8,400                        138,096
                                                                                --------------------------
                                                                                                   435,268
                                                                                --------------------------
      Vitamins & Nutrition Products (0.09%)
      Natrol Inc (a)                                                  7,900                         13,272
      Natural Alternatives International Inc (a)                      3,300                         30,690
      Omega Protein Corp (a)                                         46,300                        272,244
                                                                                --------------------------
                                                                                                   316,206
                                                                                --------------------------
      Water (0.26%)
      Connecticut Water Service Inc                                   6,472                        146,461
      Pico Holdings Inc (a)(b)                                       22,300                        734,562
                                                                                --------------------------
                                                                                                   881,023
                                                                                --------------------------
      Web Hosting & Design (0.11%)
      Globix Corp (a)                                                62,600                        281,700
      Web.com Inc (a)                                                16,808                         84,208
                                                                                --------------------------
                                                                                                   365,908
                                                                                --------------------------
      Wire & Cable Products (0.37%)
      Belden CDT Inc                                                 38,600                      1,252,570
                                                                                --------------------------

      Wireless Equipment (0.21%)
      CalAmp Corp (a)                                                40,700                        256,003
      Carrier Access Corp (a)(b)                                     20,300                        156,310
      EMS Technologies Inc (a)(b)                                     3,100                         47,740
      Glenayre Technologies Inc (a)                                  15,800                         40,922
      Remec Inc                                                      19,322                         21,641
      Telular Corp (a)                                                9,200                         19,412
      Tessco Technologies Inc (a)                                     3,200                         65,440
      Wireless Facilities Inc (a)(b)                                 35,400                         85,314
                                                                                --------------------------
                                                                                                   692,782
                                                                                --------------------------
      TOTAL COMMON STOCKS                                                                      332,544,778
                                                                                --------------------------
      MONEY MARKET FUNDS (26.24%)
      BNY Institutional Cash Reserve Fund (d)                    87,835,000                     87,835,000
                                                                                --------------------------
      TOTAL MONEY MARKET FUNDS                                                                  87,835,000
                                                                                --------------------------
      Total Investments                                                                        420,379,778
      Liabilities in Excess of Other Assets, Net -                                            (85,610,017)
      (25.57)%
                                                                                --------------------------
      TOTAL NET ASSETS - 100.00%                                                               334,769,761
                                                                                ==========================
                                                                                --------------------------



      (a) Non-Income Producing Security
      (b) Security or a portion of the security was on loan at the end of the period.
      (c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled
        $0 or 0.00% of net assets.

      (d) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                           $        44,751,893
      Unrealized Depreciation                                                                   (29,706,949)
                                                                                            -----------------
      Net Unrealized Appreciation (Depreciation)                                                15,044,944
      Cost for federal income tax purposes                                                     405,334,834


      Portfolio Summary (unaudited)
      ----------------------------- -------------
      Sector                             Percent
      ----------------------------- -------------
      Financial                           47.44%
      Consumer, Cyclical                  18.45%
      Consumer, Non-cyclical              14.24%
      Industrial                          13.53%
      Communications                      10.85%
      Technology                           9.18%
      Basic Materials                      7.06%
      Energy                               3.59%
      Utilities                            0.87%
      Diversified                          0.36%
      Liabilities in Excess of         (-25.57%)
      Other Assets, Net
                                    -------------
      TOTAL NET ASSETS                   100.00%
                                    =============



    Schedule of Investments
    July 31, 2006 (unaudited)
    Preferred Securities Fund

                                                                Shares
                                                                 Held               Value
                                                            ------------------------------------
                                                            ------------------------------------

    PREFERRED STOCKS (68.15%)
    Building - Residential & Commercial (0.48%)
    Pulte Homes Inc (a)(b)                                          106,000  $        2,682,860
                                                                               -----------------
                                                                               -----------------

    Cable TV (1.42%)
    Comcast Corp                                                    315,845           7,927,710
                                                                               -----------------
                                                                               -----------------

    Cellular Telecommunications (0.30%)
    US Cellular Corp                                                 64,800           1,655,640
                                                                               -----------------
                                                                               -----------------

    Commercial Banks (4.17%)
    ASBC Capital I                                                   19,800             503,316
    Banco Santander Central Hispano SA                               74,784           1,860,626
    Banco Totta & Acores Finance                                     49,064           1,241,932
    BancorpSouth Capital Trust I                                     49,800           1,265,418
    Banesto Holdings (c)                                             11,000             334,469
    Banknorth Capital Trust II                                       36,300             927,465
    Chittenden Capital Trust I                                       42,300           1,082,034
    Compass Capital III                                              64,800           1,636,200
    HSBC Holdings PLC                                                30,768             741,509
    National Commerce Capital Trust II                               39,100             990,403
    Provident Financial Group Inc                                    48,300           1,248,256
    Royal Bank of Scotland Group PLC - Series K                       3,000              76,620
    Royal Bank of Scotland Group PLC - Series L                      20,000             450,600
    Royal Bank of Scotland Group PLC - Series M                      55,555           1,385,542
    Royal Bank of Scotland Group PLC - Series N                     149,632           3,676,458
    Royal Bank of Scotland Group PLC - Series P                       2,100              51,240
    Royal Bank of Scotland Group PLC - Series Q (a)                 230,000           5,876,500
                                                                               -----------------
                                                                               -----------------
                                                                                     23,348,588
                                                                               -----------------
                                                                               -----------------
    Diversified Financial Services (2.18%)
    Citigroup Capital IX                                             61,400           1,453,952
    Citigroup Capital VII                                            53,500           1,357,830
    Citigroup Capital VIII                                          168,430           4,198,960
    Citigroup Capital X                                               3,900              92,820
    Citigroup Capital XI                                             90,000           2,104,200
    General Electric Capital Corp  5.875%                            92,996           2,180,756
    General Electric Capital Corp  6.100%                             8,100             194,562
    Household Capital Trust VII                                      23,800             605,472
                                                                               -----------------
                                                                               -----------------
                                                                                     12,188,552
                                                                               -----------------
                                                                               -----------------
    Electric - Integrated (3.57%)
    Alabama Power Co Series GG                                        1,300              31,330
    Alabama Power Co Series II                                      371,100           8,976,909
    Alabama Power Co (b)                                                800              20,080
    Consolidated Edison Co of New York                                4,600             115,920
    Consolidated Edison Inc                                           3,000              76,320
    Dte Energy Trust I                                               18,800             471,880
    Entergy Louisiana LLC                                            57,400           1,451,072
    Entergy Mississippi Inc 6.00%                                     2,900              69,919
    Entergy Mississippi Inc 7.25%                                    43,200           1,119,744
    Georgia Power Capital Trust V                                     1,800              45,756
    Georgia Power Capital Trust VII                                   4,200              94,920
    Georgia Power Co  5.70%                                          11,400             266,190
    Georgia Power Co  5.75%                                          15,300             341,802

    Georgia Power Co  5.90%                                          64,200           1,499,070
    Georgia Power Co  6.00% - Series R                                7,400             175,380
    Georgia Power Co  6.00%                                             900              21,780
    Gulf Power Capital Trust III                                      1,500              37,875
    Gulf Power Co                                                     3,400              77,350
    Indiana Michigan Power Co                                           600              14,730
    Mississippi Power Co                                             37,100             844,025
    Northern States Power-Minnesota                                  13,200             336,864
    PPL Energy Supply LLC (b)                                       143,500           3,604,720
    Southern Co Capital Trust VI                                      3,000              76,350
    Virginia Power Capital Trust II                                   9,900             248,490
                                                                               -----------------
                                                                               -----------------
                                                                                     20,018,476
                                                                               -----------------
                                                                               -----------------
    Fiduciary Banks (0.31%)
    BNY Capital V                                                    75,300           1,728,135
                                                                               -----------------
                                                                               -----------------

    Finance - Commercial (0.54%)
    CIT Group Inc                                                   120,000           3,024,000
                                                                               -----------------
                                                                               -----------------

    Finance - Consumer Loans (1.21%)
    HSBC Finance Corp  6.000%                                        75,350           1,765,451
    HSBC Finance Corp  6.875%                                       130,669           3,316,379
    SLM Corp                                                         73,800           1,698,876
                                                                               -----------------
                                                                               -----------------
                                                                                      6,780,706
                                                                               -----------------
                                                                               -----------------
    Finance - Credit Card (0.28%)
    Capital One Capital II (b)                                       62,100           1,586,655
                                                                               -----------------
                                                                               -----------------

    Finance - Investment Banker & Broker (6.40%)
    Goldman Sachs Group Inc                                         180,000           4,579,200
    JP Morgan Chase Capital X                                        59,800           1,518,322
    JP Morgan Chase Capital XI                                       31,123             710,227
    JP Morgan Chase Capital XII                                      63,750           1,512,150
    Lehman Brothers Holdings Capital Trust III                      127,228           3,095,457
    Lehman Brothers Holdings Capital Trust IV                        18,000             433,980
    Lehman Brothers Holdings Capital Trust V                          2,000              46,380
    Lehman Brothers Holdings Capital Trust VI                        64,157           1,513,464
    Lehman Brothers Holdings Inc                                     58,500           1,501,110
    Merrill Lynch Preferred Capital Trust I                           2,200              55,836
    Merrill Lynch Preferred Capital Trust III                        66,500           1,693,755
    Merrill Lynch Preferred Capital Trust IV                         47,200           1,201,712
    Merrill Lynch Preferred Capital Trust V                         133,394           3,417,554
    Morgan Stanley Capital Trust II                                  75,400           1,887,262
    Morgan Stanley Capital Trust III                                  3,400              80,886
    Morgan Stanley Capital Trust IV                                  26,600             625,632
    Morgan Stanley Capital Trust V                                   34,500             754,515
    Morgan Stanley Capital Trust VI                                 208,100           5,117,179
    Morgan Stanley Group Inc                                        107,800           2,768,304
    St Paul Capital Trust I                                         134,100           3,369,933
                                                                               -----------------
                                                                               -----------------
                                                                                     35,882,858
                                                                               -----------------
                                                                               -----------------
    Finance - Mortgage Loan/Banker (0.59%)
    Countrywide Financial Corp                                      133,900           3,291,262
                                                                               -----------------
                                                                               -----------------

    Finance - Other Services (1.34%)
    ABN AMRO Capital Funding Trust V                                131,000           2,986,800
    ABN AMRO Capital Funding Trust VI                                 1,252              31,400
    ABN AMRO Capital Funding Trust VII                              156,000           3,667,560
National Rural Utilities Cooperative Finance Corp  5.950%             7,100             161,383
    National Rural Utilities Cooperative
        Finance Corp  6.100%                                          4,200              95,928

    National Rural Utilities Cooperative
                Finance Corp  7.400%                                  22,600             566,356
                                                                               -----------------
                                                                               -----------------
                                                                                      7,509,427
                                                                               -----------------
                                                                               -----------------
    Financial Guarantee Insurance (0.83%)
    AMBAC Financial Group Inc  5.875%                                61,000           1,379,210
    AMBAC Financial Group Inc  5.950%                                55,900           1,269,489
    Financial Security Assurance Holdings Ltd  6.250%                65,325           1,531,218
    PMI Group Inc/The                                                19,333             478,685
                                                                               -----------------
                                                                               -----------------
                                                                                      4,658,602
                                                                               -----------------
                                                                               -----------------
    Life & Health Insurance (2.73%)
    Delphi Financial Group                                           41,000           1,046,320
    Lincoln National Capital V                                       27,100             685,088
    Lincoln National Capital VI                                     124,537           3,174,448
    PLC Capital Trust IV                                             33,900             859,365
    PLC Capital Trust V                                              18,300             428,220
    Protective Life Corp (b)                                        253,400           6,385,680
    Prudential PLC                                                   91,800           2,318,868
    Torchmark Capital Trust I                                        15,900             398,295
                                                                               -----------------
                                                                               -----------------
                                                                                     15,296,284
                                                                               -----------------
                                                                               -----------------
    Money Center Banks (0.58%)
    Fleet Capital Trust IX                                            6,800             158,780
    JPMChase Capital XVI                                            126,150           3,069,229
                                                                               -----------------
                                                                               -----------------
                                                                                      3,228,009
                                                                               -----------------
                                                                               -----------------
    Mortgage Banks (1.45%)
    Abbey National PLC  7.250%                                       45,000           1,124,550
    Abbey National PLC  7.375%; Series B                            230,700           5,988,972
    Abbey National PLC  7.375%                                       40,400           1,036,260
                                                                               -----------------
                                                                               -----------------
                                                                                      8,149,782
                                                                               -----------------
                                                                               -----------------
    Multi-Line Insurance (6.69%)
    ACE Ltd                                                         296,450           7,704,735
    Aegon NV                                                        386,565           9,436,052
    Hartford Capital III                                            153,200           3,857,576
    ING Groep NV 7.05%                                              206,238           5,267,319
    ING Groep NV 7.20%                                              173,100           4,446,939
    Metlife Inc  6.500%                                             116,400           2,932,116
    XL Capital Ltd  6.500%                                           98,300           2,088,875
    XL Capital Ltd  7.625%                                           49,700           1,267,350
    XL Capital Ltd  8.000%                                           18,375             471,135
                                                                               -----------------
                                                                               -----------------
                                                                                     37,472,097
                                                                               -----------------
                                                                               -----------------
    Multimedia (0.14%)
    Walt Disney Co                                                   30,500             766,465
                                                                               -----------------
                                                                               -----------------

    Oil Company - Exploration & Production (0.31%)
    Nexen Inc                                                        70,000           1,757,700
                                                                               -----------------
                                                                               -----------------

    Pipelines (0.47%)
    Dominion CNG Capital Trust I                                     86,600           2,168,464
    TransCanada Pipelines Ltd                                        19,200             489,600
                                                                               -----------------
                                                                               -----------------
                                                                                      2,658,064
                                                                               -----------------
                                                                               -----------------
    Property & Casualty Insurance (1.79%)
    Arch Capital Group Ltd  7.875%                                   16,300             408,967
    Arch Capital Group Ltd  8.000%                                  185,500           4,691,295
    Berkley W R Capital Trust                                       205,700           4,916,230
                                                                               -----------------
                                                                               -----------------
                                                                                     10,016,492
                                                                               -----------------
                                                                               -----------------
    Regional Banks (9.01%)
    BAC Capital Trust I                                              57,200           1,438,580
    BAC Capital Trust II                                            185,400           4,631,292

    BAC Capital Trust III                                             7,900             200,265
    BAC Capital Trust IV                                              7,000             158,620
    BAC Capital Trust V                                               1,600              36,944
    BAC Capital Trust VIII                                            8,300             193,805
    BAC Capital Trust X                                             150,200           3,540,214
    BAC Capital Trust XII (b)                                       124,500           3,124,950
    Bank One Capital VI                                              43,500           1,093,590
    Comerica Capital Trust I                                          1,200              30,180
    Fleet Capital Trust VII                                          48,100           1,214,044
    Fleet Capital Trust VIII                                         16,600             419,814
    Keycorp Capital V                                                 5,000             112,250
    KeyCorp Capital VIII (b)                                        219,600           5,529,528
    PNC Capital Trust D                                             117,900           2,723,490
    SunTrust Capital IV                                              37,300             939,214
    SunTrust Capital V                                               20,805             524,078
    Union Planter Preferred Funding Corp (b)(c)                          10           1,074,375
    USB Capital IV                                                   74,500           1,866,225
    USB Capital V                                                    26,400             666,600
    USB Capital VI                                                  105,900           2,345,685
    USB Capital VII                                                  58,800           1,325,940
    Wachovia Corp                                                   359,500           9,781,995
    Wells Fargo Capital IV                                           97,600           2,463,424
    Wells Fargo Capital IX                                           93,800           2,079,546
    Wells Fargo Capital V                                            12,800             323,840
    Wells Fargo Capital VI                                            2,000              50,620
    Wells Fargo Capital VII                                         113,000           2,567,360
    Wells Fargo Capital VIII                                            100               2,233
                                                                               -----------------
                                                                               -----------------
                                                                                     50,458,701
                                                                               -----------------
                                                                               -----------------
    Reinsurance (2.71%)
    Everest Re Capital Trust II                                     111,100           2,477,530
    Everest Re Capital Trust                                        160,600           4,079,240
    Partner Re Capital Trust I                                       31,100             787,141
    PartnerRe Ltd - Series C                                         58,200           1,427,064
    PartnerRe Ltd - Series D                                        155,066           3,681,267
    RenaissanceRe Holdings Ltd - Series A                            35,500             903,475
    RenaissanceRe Holdings Ltd - Series B                            35,800             900,370
    RenaissanceRe Holdings Ltd - Series C                            43,100             928,805
                                                                               -----------------
                                                                               -----------------
                                                                                     15,184,892
                                                                               -----------------
                                                                               -----------------
    REITS - Apartments (0.38%)
    AvalonBay Communities Inc                                        16,100             430,997
    BRE Properties Inc - Series B                                     6,800             174,038
    BRE Properties Inc - Series C                                    15,000             358,200
    BRE Properties Inc - Series D                                    12,876             304,517
    Equity Residential                                               28,500             729,600
    United Dominion Realty Trust Inc                                  5,200             133,900
                                                                               -----------------
                                                                               -----------------
                                                                                      2,131,252
                                                                               -----------------
                                                                               -----------------
    REITS - Diversified (3.13%)
    Duke Realty Corp - Series B                                      10,000             491,563
    Duke Realty Corp - Series L                                      48,000           1,152,000
    Duke Realty Corp - Series M                                     195,031           4,807,514
    Duke Realty Corp (a)(b)                                          65,400           1,649,388
    PS Business Parks Inc - Series H                                  1,000              24,220
    PS Business Parks Inc - Series I                                 92,200           2,173,154
    PS Business Parks Inc - Series K                                118,600           3,124,375
    PS Business Parks Inc - Series L                                  2,400              60,525
    Vornado Realty Trust - Series F (a)                              25,448             614,569
    Vornado Realty Trust - Series G                                  82,700           1,961,644
    Vornado Realty Trust - Series H                                  21,300             512,691

    Vornado Realty Trust - Series I (a)                              41,600             987,584
                                                                               -----------------
                                                                               -----------------
                                                                                     17,559,227
                                                                               -----------------
                                                                               -----------------
    REITS - Office Property (1.81%)
    Equity Office Properties Trust                                   32,200             820,778
    HRPT Properties Trust - Series B                                102,103           2,637,320
    HRPT Properties Trust - Series C                                273,800           6,697,148
                                                                               -----------------
                                                                               -----------------
                                                                                     10,155,246
                                                                               -----------------
                                                                               -----------------
    REITS - Shopping Centers (3.12%)
    Developers Diversified Realty Corp  7.375%                       18,000             450,540
    Developers Diversified Realty Corp  7.500%                        7,700             196,350
    Developers Diversified Realty Corp  8.000%                      128,700           3,305,016
    Developers Diversified Realty Corp  8.600%                        1,700              43,669
    Federal Realty Investment Trust                                  90,200           2,268,530
    Kimco Realty Corp                                                 3,280              79,868
    New Plan Excel Realty Trust - Series D                          109,663           5,493,436
    New Plan Excel Realty Trust - Series E                           53,500           1,364,785
    Regency Centers Corp  6.70%                                     129,400           3,105,600
    Regency Centers Corp  7.25%                                      37,800             949,158
    Regency Centers Corp  7.45%                                       6,500             167,579
    Weingarten Realty Investors                                       2,500              63,375
                                                                               -----------------
                                                                               -----------------
                                                                                     17,487,906
                                                                               -----------------
                                                                               -----------------
    REITS - Single Tenant (0.05%)
    Realty Income Corp                                               10,300             262,547
                                                                               -----------------
                                                                               -----------------

    REITS - Storage (2.49%)
    Public Storage Inc  6.180%                                        3,200              71,936
    Public Storage Inc  6.450%; Series F                             93,500           2,150,500
    Public Storage Inc  6.450%; Seriex X                             81,300           1,885,347
    Public Storage Inc  6.600%                                          400               9,412
    Public Storage Inc  6.750%; Series E                             15,728             380,146
    Public Storage Inc  7.125%                                        3,100              78,182
    Public Storage Inc  7.500%; Series T                             48,900           1,233,258
    Public Storage Inc  7.625%; Series T                             38,800             998,712
    Public Storage Inc  7.625%; Series U                             60,200           1,523,662
    Public Storage Inc  7.875%                                       64,500           1,626,690
    Public Storage Inc  8.000%                                       64,600           1,629,858
    Public Storage Inc; Series U (b)                                 98,900           2,355,056
                                                                               -----------------
                                                                               -----------------
                                                                                     13,942,759
                                                                               -----------------
                                                                               -----------------
    REITS - Warehouse & Industrial (2.74%)
    AMB Property Corp; Series L                                     192,100           4,472,088
    AMB Property Corp; Series M                                      52,800           1,272,480
    First Industrial Realty Trust Inc - Series C                    128,600           3,607,230
    First Industrial Realty Trust Inc - Series J                    147,100           3,662,790
    Prologis - Series F                                               1,400              33,922
    Prologis - Series G                                              94,900           2,279,498
                                                                               -----------------
                                                                               -----------------
                                                                                     15,328,008
                                                                               -----------------
                                                                               -----------------
    Sovereign Agency (0.13%)
    Fannie Mae                                                        4,500             184,922
    Tennessee Valley Authority - Series D                            24,700             565,630
                                                                               -----------------
                                                                               -----------------
                                                                                        750,552
                                                                               -----------------
                                                                               -----------------
    Special Purpose Entity (3.07%)
    Corporate-Backed Trust Certificates - Series BER                 11,700             117,936
    Corporate-Backed Trust Certificates - Series BLS                 44,900           1,138,215
    Corporate-Backed Trust Certificates - Series BMY                 17,500             395,392
    Corporate-Backed Trust Certificates - Series CIT                 12,900             343,398
    Corporate-Backed Trust Certificates - Series DCX                 19,000             455,620
    Corporate-Backed Trust Certificates - Series DT                   1,600              40,480

    Corporate-Backed Trust Certificates - Series GE                  15,900             405,927
    Corporate-Backed Trust Certificates - Series JPM                 18,400             458,896
    Corporate-Backed Trust Certificates - Series SO                  27,800             698,336
    Corporate-Backed Trust Certificates - Series VZ                  22,200             569,430
    Corporate-Backed Trust Certificates - Series WM                   3,800              95,874
    Corporate-Backed Trust Certificates - Series WM                   3,000              75,690
    CORTS Trust for Allstate Financing Capital II                     4,600             121,762
    CORTS Trust for Bellsouth Telecommunication                      28,400             702,616
    CORTS Trust for Bristol Meyers Squibb                             2,000              49,300
    CORTS Trust for Chrysler                                         12,100             299,475
    CORTS Trust for Countrywide Capital Trust                         2,200              55,858
    CORTS Trust for First Union Institutional
        Capital I  8.20%                                              9,000             242,280
    CORTS Trust for Goldman Sachs Capital I                          13,900             317,615
    CORTS Trust for IBM - Series II                                   1,500              37,440
    CORTS Trust for IBM - Series III                                 15,300             386,937
    CORTS Trust for IBM - Series IV                                   2,700              68,310
    CORTS Trust for Safeco Capital Trust I                            2,400              65,175
    CORTS Trust for Verizon Global Fund - Series III                  2,700              63,180
    CORTS Trust for Verizon Global Funding                           14,300             362,362
    CORTS Trust for WR Berkley Corp                                   2,600              65,780
    PreferredPlus Trust BLS-1                                        54,300           1,362,930
    PreferredPlus Trust Capital - Series MSD-1                       56,750           1,424,425
    PreferredPlus Trust GSC-3                                        11,000             249,370
    Public Credit & Repackaged Securities Trust                      11,500             287,500
    Richmond County Capital Corp (b)(c)                                  20           1,913,750
    SATURNS - Series BLS; 7.125%                                     31,700             784,892
    SATURNS - Series CSFB; 6.25%                                     10,500             250,740
    SATURNS - Series CSFB; 7.00%                                     20,100             504,510
    SATURNS - Series GS; 5.75%                                       18,700             407,847
    SATURNS - Series GS4; 6.000%                                      4,600             103,960
    SATURNS - Series GS6; 6.000%                                      7,700             175,483
    SATURNS - Series IBM                                              9,300             233,988
    SATURNS - Series SAFC Capital; 8.25%                              2,000              50,920
    SATURNS - Series SAFC Debenture; 8.25%                            8,200             207,050
    Trust Certificates Series 2001-2                                 14,700             366,765
    Trust Certificates Series 2001-3                                 29,200             718,320
    Trust Certificates Series 2001-4                                 21,800             534,100
                                                                               -----------------
                                                                               -----------------
                                                                                     17,209,834
                                                                               -----------------
                                                                               -----------------
    Telecommunication Services (0.40%)
    Centaur Funding Corp (c)                                          2,000           2,266,250
                                                                               -----------------
                                                                               -----------------

    Telephone - Integrated (0.70%)
    AT&T Inc                                                         44,200           1,108,094
    Verizon South Inc                                                 9,000             224,910
    Verizon/New England                                             103,678           2,591,950
                                                                               -----------------
                                                                               -----------------
                                                                                      3,924,954
                                                                               -----------------
                                                                               -----------------
    Television (0.63%)
    CBS Corp                                                        141,400           3,523,688
                                                                               -----------------
                                                                               -----------------
    TOTAL PREFERRED STOCKS                                                   $      381,814,180
                                                                               -----------------
                                                                               -----------------


                                                               Principal
                                                                Amount              Value
                                                            ------------------------------------
                                                            ------------------------------------
    BONDS (30.11%)
    Agricultural Operations (0.35%)
    Agfirst Farm Credit Bank
      7.30%, 12/15/2008 (c)                                       2,000,000           1,979,060
                                                                               -----------------
                                                                               -----------------


    Commercial Banks (11.47%)
    Banponce Trust I
      8.33%, 2/ 1/2027                                            3,000,000           3,147,138
    Barclays Bank PLC
      6.28%, 12/15/2034                                          11,300,000          10,283,565
    BNP Paribas
      5.19%, 3/29/2049 (c)(d)                                     5,000,000           4,621,555
    BNP Paribas Capital Trust V
      7.20%, 9/30/2049 (a)                                        1,900,000           1,918,810
    BOI Capital Funding No. 3
      6.11%, 2/ 4/2016 (c)(d)                                    13,500,000          12,844,332
    Caisse Nationale des Caisses
      6.75%, 1/27/2049 (a)                                        1,500,000           1,477,200
    CBA Capital Trust I
      5.81%, 12/31/2049 (c)                                       7,000,000           6,688,080
    Centura Capital Trust I
      8.85%, 6/ 1/2027 (c)                                        3,000,000           3,196,125
    First Empire Capital Trust I
      8.23%, 2/ 1/2027                                            1,500,000           1,574,799
    First Security Cap I
      8.41%, 12/15/2026                                           1,000,000           1,049,257
    ForeningsSparbanken AB
      9.00%, 3/17/2010 (c)(d)                                     2,000,000           2,202,572
    HBOS PLC
      6.41%, 10/ 1/2035 (c)(d)                                    4,500,000           4,147,141
    North Fork Capital Trust II
      8.00%, 12/15/2027                                           3,450,000           3,662,034
    Popular North America Capital Trust I
      6.56%, 9/15/2034                                            1,000,000             923,652
    Riggs Capital Trust
      8.63%, 12/31/2026                                           2,000,000           2,104,846
      8.88%, 3/15/2027                                            1,000,000           1,061,242
    Westpac Capital Trust III
      5.82%, 9/30/2013 (c)                                        1,300,000           1,265,017
    Zions Institiute -A
      8.54%, 12/15/2026                                           2,000,000           2,099,494
                                                                               -----------------
                                                                               -----------------
                                                                                     64,266,859
                                                                               -----------------
                                                                               -----------------
    Diversified Financial Services (1.51%)
    ZFS Finance USA Trust I
      6.45%, 12/15/2065 (a)(c)(d)                                 9,000,000           8,456,157
                                                                               -----------------
                                                                               -----------------

    Finance - Credit Card (0.18%)
    American Express AXP
      6.80%, 9/ 1/2066 (d)                                        1,000,000           1,010,159
                                                                               -----------------
                                                                               -----------------

    Finance - Investment Banker & Broker (0.08%)
    Goldman Sachs Group Inc
      6.35%, 2/15/2034 (a)                                          500,000             478,081
                                                                               -----------------
                                                                               -----------------

    Finance - Mortgage Loan/Banker (0.63%)
    Countrywide Capital I
      8.00%, 12/15/2026                                           3,500,000           3,522,305
                                                                               -----------------
                                                                               -----------------

    Finance - Other Services (0.93%)
    Sun Life Canada US Capital Trust
      8.53%, 5/ 6/2017 (c)                                        4,900,000           5,187,640
                                                                               -----------------
                                                                               -----------------


    Life & Health Insurance (2.28%)
    Great West Life & Annuity Insurance Co
      7.15%, 5/16/2046 (c)(d)                                     6,000,000           5,975,766
    Jefferson-Pilot Capital Trust A
      8.14%, 1/15/2046 (c)                                        1,000,000           1,046,791
    MIC Financing Trust I
      8.38%, 2/ 1/2027 (c)                                        1,000,000           1,008,170
    Prudential PLC
      6.50%, 12/23/2008 (a)                                       5,000,000           4,722,780
                                                                               -----------------
                                                                               -----------------
                                                                                     12,753,507
                                                                               -----------------
                                                                               -----------------
    Money Center Banks (3.26%)
    BankAmerica Institutional
      8.07%, 12/31/2026 (c)                                         500,000             523,923
    BankBoston Corp
      7.75%, 12/15/2026                                           1,000,000           1,044,513
    Bankers Trust Institutional Capital Trust
      7.75%, 12/ 1/2026 (c)                                       1,000,000           1,043,891
    BCI US Funding Trust
      8.01%, 7/15/2008 (c)                                        1,000,000           1,038,903
    BT Capital Trust B
      7.90%, 1/15/2027                                            1,500,000           1,563,005
    DBS Capital Funding Corp
      7.66%, 3/15/2049 (c)                                        1,500,000           1,610,412
    HBOS Capital Funding
      6.85%, 3/23/2009                                            2,500,000           2,455,695
    Lloyds TSB Bank
      6.90%, 11/22/2007 (a)                                       7,990,000           8,013,091
    RBS Capital Trust B
      6.80%, 12/ 5/2049 (a)                                       1,000,000             995,000
                                                                               -----------------
                                                                               -----------------
                                                                                     18,288,433
                                                                               -----------------
                                                                               -----------------
    Multi-Line Insurance (0.09%)
    Zurich Capital Trust I
      8.38%, 6/ 1/2037 (c)                                          500,000             528,536
                                                                               -----------------
                                                                               -----------------

    Mutual Insurance (0.45%)
    Oil Insurance Ltd
      7.56%, 12/29/2049 (c)(d)                                    2,500,000           2,513,925
                                                                               -----------------
                                                                               -----------------

    Property & Casualty Insurance (0.19%)
    Executive Risk Capital Trust
      8.68%, 2/ 1/2027                                            1,000,000           1,052,509
                                                                               -----------------
                                                                               -----------------

    Real Estate Magagement & Services (0.18%)
    Socgen Real Estate Co LLC
      7.64%, 12/29/2049 (c)(d)                                    1,000,000           1,022,315
                                                                               -----------------
                                                                               -----------------

    Regional Banks (1.47%)
    KeyCorp Capital II
      6.88%, 3/17/2029                                            5,000,000           5,083,100
    Union Planters Capital Trust A
      8.20%, 12/15/2026                                           3,000,000           3,135,210
                                                                               -----------------
                                                                               -----------------
                                                                                      8,218,310
                                                                               -----------------
                                                                               -----------------
    Savings & Loans - Thrifts (2.36%)
    Dime Capital Trust I
      9.33%, 5/ 6/2027                                            2,500,000           2,674,510
    Great Western Financial
      8.21%, 2/ 1/2027                                            2,131,000           2,239,246

    Washington Mutual Preferred Funding Cayman
      7.25%, 3/15/2011 (a)(c)                                     8,600,000           8,313,878
                                                                               -----------------
                                                                               -----------------
                                                                                     13,227,634
                                                                               -----------------
                                                                               -----------------
    Special Purpose Entity (3.50%)
    CA Preferred Trust
      7.00%, 10/30/2048 (a)                                       7,300,000           7,326,864
    ILFC E-Capital Trust II
      6.25%, 12/21/2065 (a)(c)(d)                                 2,000,000           1,928,578
    Mangrove Bay Pass-Through Trust
      6.10%, 7/15/2033 (c)                                        4,000,000           3,857,880
    Swiss Re Capital I LP
      6.85%, 5/25/2016 (a)(c)(d)                                  6,500,000           6,511,206
                                                                               -----------------
                                                                               -----------------
                                                                                     19,624,528
                                                                               -----------------
                                                                               -----------------
    Tools - Hand Held (1.18%)
    Stanley Works Capital Trust I
      5.90%, 12/ 1/2045 (d)(e)                                    7,000,000           6,585,537
                                                                               -----------------
                                                                               -----------------
    TOTAL BONDS                                                              $      168,715,495
                                                                               -----------------
                                                                               -----------------
    MONEY MARKET FUNDS (8.52%)
    BNY Institutional Cash Reserve Fund (f)                      47,756,000          47,756,000
                                                                               -----------------
                                                                               -----------------
    TOTAL MONEY MARKET FUNDS                                                 $       47,756,000
                                                                               -----------------
                                                                               -----------------
    Total Investments                                                        $      598,285,675
Liabilities in Excess of Other Assets, Net - (6.78)%                            (38,010,761)
                                                                               -----------------
                                                                               -----------------
    TOTAL NET ASSETS - 100.00%                                               $      560,274,914

                                                                               =================
                                                                               =================

    (a) Security or a portion of the security was on loan at the end of the period.
    (b) Non-Income Producing Security
    (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in
        transactions exempt from registration,
        normally to qualified institutional buyers.
        Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $93,100,697 or 16.62% of net assets.


    (d) Variable Rate
    (e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled
         $6,585,537 or 1.18% of net assets.

    (f) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                      $2,629,465
    Unrealized Depreciation                                                                     (16,676,394)
                                                                                                ------------
                                                                                                ------------
    Net Unrealized Appreciation (Depreciation)                                                  (14,046,929)
    Cost for federal income tax purposes                                                         611,655,872


    Portfolio Summary (unaudited)
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Sector                                          Percent
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Financial                                        96.70%
    Communications                                    3.58%
    Utilities                                         3.57%
    Industrial                                        1.18%
    Energy                                            0.79%
    Consumer, Cyclical                                0.48%
    Consumer, Non-cyclical                            0.35%
    Government                                        0.13%
    Liabilities in Excess of Other Assets, Net      (-6.78%)
                                                ---------------------
                                                ---------------------
    TOTAL NET ASSETS                                100.00%
                                                =====================
                                                =====================


    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime 2010 Fund




                                                                Shares
                                                                 Held               Value
                                                            ------------------------------------
                                                            ------------------------------------
    INVESTMENT COMPANIES (99.96%)

    Principal Investors Fund, Inc. Institutional
        Class (99.96%)
    Bond & Mortgage Securities Fund (a)                          30,503,945  $      319,376,305
    Disciplined LargeCap Blend Fund (a)                           6,417,489          96,133,985
    International Growth Fund (a)                                 3,684,636          46,610,643
    LargeCap Growth Fund (a)                                      5,242,929          38,116,090
    LargeCap Value Fund (a)                                       2,333,153          28,814,444
    Partners LargeCap Growth Fund II (a)                          4,430,269          36,461,115
    Partners LargeCap Value Fund (a)                              3,607,615          52,238,272
    Preferred Securities Fund (a)                                 8,603,165          89,817,042
    Real Estate Securities Fund (a)                               3,283,087          81,617,549
    SmallCap S&P 600 Index Fund (a)                               2,309,984          39,847,216
    Ultra Short Bond Fund (a)                                     8,975,894          90,207,733
                                                                               -----------------
                                                                               -----------------
                                                                                    919,240,394
                                                                               -----------------
                                                                               -----------------
    TOTAL INVESTMENT COMPANIES                                               $      919,240,394
                                                                               -----------------
                                                                               -----------------
    Total Investments                                                        $      919,240,394
    Other Assets in Excess of Liabilities, Net - 0.04%                                  384,661
                                                                               -----------------
                                                                               -----------------
    TOTAL NET ASSETS - 100.00%                                               $      919,625,055

                                                                               =================
                                                                               =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                         68,220,401
    Unrealized Depreciation                        (11,297,695)
                                                ---------------
                                                ---------------
    Net Unrealized Appreciation (Depreciation)      56,922,706
    Cost for federal income tax purposes           862,317,688


    Portfolio Summary (unaudited)
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
    Fund Type                                           Percent
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
    Fixed Income Funds                                   54.30%
    Domestic Equity Funds                                40.59%
    International Equity Funds                            5.07%
    Other Assets in Excess of Liabilities, Net            0.04%
                                                       ------------------
                                                       ------------------
    TOTAL NET ASSETS                                    100.00%
                                                       ==================
                                                       ==================

    Affiliated Securities (on a U.S. federal tax basis)




                                               October 31, 2005                            Purchases
                                           -------------------------             -------------------------------
                                           -------------------------             -------------------------------
                                             Shares            Cost          Shares                   Cost
                                           ------------    -------------   ------------------    ----------------
                                           ------------    -------------   ------------------    ----------------

    Bond & Mortgage Securities Fund         19,435,261 $    209,346,982           11,158,554   $     117,669,871
    Disciplined LargeCap Blend Fund          4,448,198       59,126,355            1,987,209          29,732,314
    International Growth Fund                2,875,036       24,828,090            1,453,332          17,448,249
    LargeCap Growth Fund                     3,751,639       23,276,642            1,505,532          11,305,770
    LargeCap Value Fund                      1,613,031       16,544,957              726,498           8,639,640
    Money Market Fund                       57,389,778       57,389,778            8,678,927           8,678,927
    Partners LargeCap Growth Fund II         3,079,410       22,995,671            1,363,367          11,589,145
    Partners LargeCap Value Fund             2,442,562       29,118,884            1,175,106          16,446,004
    Preferred Securities Fund                5,106,444       55,634,143            3,521,864          37,047,493
    Real Estate Securities Fund              2,472,312       38,112,477            1,094,055          24,774,672
    SmallCap S&P 600 Index Fund              1,630,056       22,199,920              686,114          12,138,631
    Ultra Short Bond Fund                            -                -            8,982,741          90,272,858
                                                           -------------                         ----------------
                                                           -------------                         ----------------
                                                       $    558,573,899                        $     385,743,574
                                                           =============                         ================
                                                           =============                         ================



       Sales                                 July 31, 2006
  ----------------------------------      ------------------------------
  ----------------------------------      ------------------------------
     Shares              Proceeds       Shares                  Cost
   ------------         ------------ -------------         --------------
   ------------         ------------ -------------         --------------
        89,870        $     961,594    30,503,945        $    326,055,259
        17,918              267,109     6,417,489              88,591,590
       643,732            8,133,556     3,684,636              34,560,383
        14,242              106,844     5,242,929              34,475,619
         6,376               74,791     2,333,153              25,109,837
    66,068,705           66,068,705             -                       -
        12,508              106,843     4,430,269              34,477,976
        10,053              138,897     3,607,615              45,425,991
        25,143              267,109     8,603,165              92,414,527
       283,280            6,213,688     3,283,087              56,770,737
         6,186              106,843     2,309,984              34,231,726
         6,847               68,816     8,975,894              90,204,042
                        ------------                       --------------
                        ------------                       --------------
                      $  82,514,795                      $    862,317,687
                        ============                       ==============
                        ============



                                        Income Distribution from     Realized Gain/Loss           Realized Gain/Loss from
                                      Other Investment Companies     on Investments               Other Investment Companies
                                          -----------------------   --------------------        ----------------------------
                                          -----------------------   --------------------        ----------------------------
    Bond & Mortgage Securities Fund     $    8,900,891            $   -                                -
    Disciplined LargeCap Blend Fund          1,453,293               30                          103,225
    International Growth Fund                1,858,607            417,600                      1,501,744
    LargeCap Growth Fund                        35,451               51                                -
    LargeCap Value Fund                        521,982               31                          228,435
    Money Market Fund                          629,923                -                                -
    Partners LargeCap Growth Fund II           180,079                3                          138,748
    Partners LargeCap Value Fund               538,676                -                         1,255,916
    Preferred Securities Fund                2,871,698                -                                -
    Real Estate Securities Fund                802,808             97,276                     1,431,228
    SmallCap S&P 600 Index Fund                442,721               18                          425,592
    Ultra Short Bond Fund                    1,830,254                -                                -
                                          -----------------------   --------------------        ----------------------------
                                          -----------------------   --------------------        ----------------------------
                                        $   20,066,383            $             515,009                    5,084,888
                                          =======================   ====================        ============================
                                          =======================   ====================        ============================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime 2020 Fund


                                                          Shares
                                                           Held               Value
                                                       -----------------------------------
                                                       -----------------------------------
    INVESTMENT COMPANIES (99.95%)

    Principal Investors Fund, Inc. Institutional
        Class (99.95%)
    Bond & Mortgage Securities Fund (a)                    40,438,608  $      423,392,223
    Disciplined LargeCap Blend Fund (a)                    18,407,260         275,740,751
    International Growth Fund (a)                          12,392,879         156,769,919
    LargeCap Growth Fund (a)                               13,236,134          96,226,695
    LargeCap Value Fund (a)                                 5,852,746          72,281,412
    Partners LargeCap Growth Fund II (a)                   11,242,838          92,528,555
    Partners LargeCap Value Fund (a)                        8,765,171         126,919,669
    Partners SmallCap Growth Fund III (a)                   2,153,451          24,247,861
    Preferred Securities Fund (a)                          16,115,581         168,246,667
    Real Estate Securities Fund (a)                         6,275,600         156,011,427
    SmallCap S&P 600 Index Fund (a)                         2,121,170          36,590,180
    SmallCap Value Fund (a)                                 1,435,994          25,646,848
                                                                         -----------------
                                                                         -----------------
                                                                            1,654,602,207
                                                                         -----------------
                                                                         -----------------
    TOTAL INVESTMENT COMPANIES                                         $    1,654,602,207
                                                                         -----------------
                                                                         -----------------
    Total Investments                                                  $    1,654,602,207
    Other Assets in Excess of Liabilities, Net - 0.05%                            868,832
                                                                         -----------------
                                                                         -----------------
    TOTAL NET ASSETS - 100.00%                                         $    1,655,471,039

                                                                         =================
                                                                         =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $136,079,583
    Unrealized Depreciation                                                                     (19,121,188)
                                                                                            ----------------
                                                                                            ----------------
    Net Unrealized Appreciation (Depreciation)                                                   116,958,395
    Cost for federal income tax purposes                                                       1,537,643,812


    Portfolio Summary (unaudited)
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Fund Type                                         Percent
    -------------------------------------------------------------------
    -------------------------------------------------------------------
    Domestic Equity Funds                              54.74%
    Fixed Income Funds                                 35.74%
    International Equity Funds                          9.47%
    Other Assets in Excess of Liabilities, Net          0.05%
                                                     ------------------
                                                     ------------------
    TOTAL NET ASSETS                                  100.00%
                                                     ==================
                                                     ==================

    Affiliated Securities (on a U.S. federal tax basis)



                                               October 31, 2005                            Purchases
                                           -------------------------             -------------------------------
                                           -------------------------             -------------------------------
                                             Shares           Cost          Shares                   Cost
                                           ------------   ------------- --------------------    ----------------
                                           ------------   ------------- --------------------    ----------------
    Bond & Mortgage Securities Fund         23,407,686 $   252,408,477           17,056,403   $     179,984,656
    Disciplined LargeCap Blend Fund         11,604,131     155,291,275            6,814,661         101,994,244
    International Growth Fund                8,382,718      78,418,677            5,124,755          61,655,545
    LargeCap Growth Fund                     8,828,273      55,376,313            4,415,716          33,195,988
    LargeCap Value Fund                      3,770,672      39,289,228            2,085,532          24,796,741
    Partners LargeCap Growth Fund II         7,267,915      55,146,705            3,981,716          33,866,007
    Partners LargeCap Value Fund             5,398,603      65,269,034            3,372,061          47,188,201
    Partners SmallCap Growth Fund III        1,379,501      14,123,951              775,256           9,397,493
    Preferred Securities Fund                9,206,584     100,377,052            6,918,936          72,775,034
    Real Estate Securities Fund              4,264,687      69,939,930            2,334,000          52,855,164
    SmallCap S&P 600 Index Fund              1,428,371      20,055,668              693,992          12,278,235
    SmallCap Value Fund                        883,364      13,519,397              553,510           9,927,532
                                                          -------------                         ----------------
                                                          -------------                         ----------------
                                                           $919,215,707                        $     639,914,840
                                                          =============                         ================
                                                          =============                         ================


       Sales                                  July 31, 2006
  ------------------------------------     ------------------------------
  ------------------------------------     ------------------------------
    Shares              Proceeds        Shares                  Cost
   -----------         ------------  -------------         ---------------
   -----------         ------------  -------------         ---------------
       25,481        $     271,982     40,438,608        $    432,121,151
       11,532              171,247     18,407,260             257,114,375
    1,114,594           14,090,660     12,392,879             126,454,204
        7,855               57,921     13,236,134              88,514,403
        3,458               40,293      5,852,746              64,045,676
        6,793               57,922     11,242,838              88,954,898
        5,493               75,550      8,765,171             112,381,701
        1,306               15,110      2,153,451              23,506,352
        9,939              105,770     16,115,581             173,046,316
      323,087            7,085,624      6,275,600             115,759,157
        1,193               20,148      2,121,170              32,313,756
          880               15,109      1,435,994              23,431,825
                       ------------                        ---------------
                       ------------                        ---------------
                      $  22,007,336                       $  1,537,643,814
                       ============                        ===============
                       ============                        ===============





                                               Income Distribution from         Realized Gain/Loss       Realized Gain/Loss from
                                              Other Investment Companies        on Investments          Other Investment Companies
                                           --------------------------------   -----------------------     ------------------------
                                           --------------------------------   -----------------------     ------------------------
    Bond & Mortgage Securities Fund      $   11,465,880                     $   -                                -
    Disciplined LargeCap Blend Fund           3,828,053                       103                          270,655
    International Growth Fund                 5,440,362                      470,642                    4,388,134
    LargeCap Growth Fund                         84,263                        23                                -
    LargeCap Value Fund                       1,227,568                         -                          534,929
    Partners LargeCap Growth Fund II            426,258                       108                          328,023
    Partners LargeCap Value Fund              1,208,820                        16                        2,790,174
    Partners SmallCap Growth Fund III           759,507                        18                              145
    Preferred Securities Fund                 5,310,144                         -                                -
    Real Estate Securities Fund               1,432,487                       49,687                    2,474,909
    SmallCap S&P 600 Index Fund                 388,666                         1                          372,447
    SmallCap Value Fund                       1,001,244                         5                          288,446
                                           --------------------------------   -----------------------     ------------------------
                                           --------------------------------   -----------------------     ------------------------
                                         $   32,573,252                     $  520,603                   11,447,862
                                           ================================   =======================     ========================
                                           ================================   =======================     ========================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime 2030 Fund



                                                        Shares
                                                         Held               Value
                                                        ------------------------------------
                                                        ------------------------------------
    INVESTMENT COMPANIES (99.90%)


    Principal Investors Fund, Inc. Institutional
        Class (99.90%)
    Bond & Mortgage Securities Fund (a)                      24,599,170  $      257,553,312
    Disciplined LargeCap Blend Fund (a)                      17,258,063         258,525,781
    International Growth Fund (a)                            13,421,208         169,778,278
    LargeCap Growth Fund (a)                                 13,160,880          95,679,597
    LargeCap Value Fund (a)                                   5,951,802          73,504,749
    Partners LargeCap Growth Fund II (a)                     11,188,901          92,084,659
    Partners LargeCap Value Fund (a)                          9,005,962         130,406,324
    Partners SmallCap Growth Fund III (a)                     2,355,133          26,518,803
    Preferred Securities Fund (a)                             8,640,507          90,206,898
    Real Estate Securities Fund (a)                           4,304,469         107,009,093
    SmallCap S&P 600 Index Fund (a)                           2,143,601          36,977,109
    SmallCap Value Fund (a)                                   1,573,170          28,096,821
                                                                           -----------------
                                                                           -----------------
                                                                              1,366,341,424
                                                                           -----------------
                                                                           -----------------
    TOTAL INVESTMENT COMPANIES                                           $    1,366,341,424
                                                                           -----------------
                                                                           -----------------
    Total Investments                                                    $    1,366,341,424
    Other Assets in Excess of Liabilities, Net - 0.10%                            1,325,192
                                                                           -----------------
                                                                           -----------------
    TOTAL NET ASSETS - 100.00%                                           $    1,367,666,616

                                                                           =================
                                                                           =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $129,855,353
    Unrealized Depreciation                                                                     (12,918,100)
                                                                                          ------------------
                                                                                          ------------------
    Net Unrealized Appreciation (Depreciation)                                                   116,937,253
    Cost for federal income tax purposes                                                       1,249,404,171


    Portfolio Summary (unaudited)
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
    Fund Type                                           Percent
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
    Domestic Equity Funds                                62.06%
    Fixed Income Funds                                   25.43%
    International Equity Funds                           12.41%
    Other Assets in Excess of Liabilities, Net            0.10%
                                                      -------------------
                                                      -------------------
    TOTAL NET ASSETS                                    100.00%
                                                      ===================
                                                      ===================

    Affiliated Securities (on a U.S. federal tax basis



                                          October 31, 2005             Purchases
                                      -------------------------     -----------------
                                      -------------------------     -----------------
                                        Shares           Cost       Shares
                                      ------------   -------------  ----------------
                                      ------------   -------------  ----------------
    Bond & Mortgage Securities Fund    14,256,434    $153,499,887        10,342,858
    Disciplined LargeCap Blend Fund    10,781,780     143,142,365         6,476,361
    International Growth Fund           8,329,709      76,252,298         5,091,549
    LargeCap Growth Fund                8,422,339      52,089,696         4,738,601
    LargeCap Value Fund                 3,643,919      37,333,574         2,307,909
    Partners LargeCap Growth Fund II    6,925,375      51,926,059         4,263,580
    Partners LargeCap Value Fund        5,476,517      65,368,174         3,529,484
    Partners SmallCap Growth Fund III   1,477,158      15,076,043           877,986
    Preferred Securities Fund           3,993,792      43,448,846         4,646,756
    Real Estate Securities Fund         3,205,554      52,271,121         1,645,880
    SmallCap S&P 600 Index Fund         1,408,193      19,560,669           735,416
    SmallCap Value Fund                   949,231      14,249,592           623,946
                                                     -------------
                                                     -------------
                                                  $   724,218,324
                                                     =============




               Sales                              July 31, 2006
  --------------------------------            -----------------------
  --------------------------------            -----------------------
       Cost           Shares       Proceeds        Shares            Cost
  ----------------    ---------  ------------  ------------    --------------
  ----------------    ---------  ------------  ------------    --------------
     $109,208,231     122              1,285     24,599,170  $    262,706,833
       96,848,676     78               1,162     17,258,063       239,989,879
       61,266,786     50                 642     13,421,208       137,518,442
       35,564,750     60                 443     13,160,880        87,654,003
       27,434,672     26                 320      5,951,802        64,767,926
       36,216,042     54                 443     11,188,901        88,141,658
       49,387,140     39                 565      9,005,962       114,754,749
       10,615,078     11                 122      2,355,133        25,690,999
       48,967,738     41                 427      8,640,507        92,416,157
       37,188,940     546,965     12,000,429      4,304,469        77,760,563
       12,997,047                        153      2,143,601        32,557,563
       11,195,930                        122      1,573,170        25,445,400
  ----------------               ------------                  --------------
  ----------------               ------------                  --------------
$     536,891,030              $  12,006,113                 $  1,249,404,172
  ================               ============                  ==============
       ================          ============                  ==============


                                             Income Distribution from        Realized Gain/Loss     Realized Gain/Loss from
                                            Other Investment Companies       on Investments         Other Investment Companies
                                          -------------------------------   --------------------------------------------------
                                          -------------------------------   --------------------------------------------------

    Bond & Mortgage Securities Fund     $    7,015,273                    $   -                                    -
    Disciplined LargeCap Blend Fund          3,604,135                        -                                 255,129
    International Growth Fund                5,466,092                        -                               4,411,809
    LargeCap Growth Fund                        81,949                        -                                   -
    LargeCap Value Fund                      1,212,261                        -                                 527,970
    Partners LargeCap Growth Fund II           414,375                        -                                 318,866
    Partners LargeCap Value Fund             1,242,167                        -                               2,873,813
    Partners SmallCap Growth Fund III          826,561                        -                                     158
    Preferred Securities Fund                2,708,481                        -                                     -
    Real Estate Securities Fund              1,053,821                     300,931                            1,875,861
    SmallCap S&P 600 Index Fund                388,831                        -                                 372,766
    SmallCap Value Fund                      1,092,720                        -                                 314,849
                                          -------------------------------   --------------------------------------------------
                                          -------------------------------   --------------------------------------------------
                                        $   25,106,666                    $             300,931               10,951,221
                                          ===============================   ==================================================
                                          ===============================   ==================================================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime 2040 Fund



                                                        Shares
                                                         Held               Value
                                                       ---------------------------------
                                                       ---------------------------------
    INVESTMENT COMPANIES (99.83%)

   Principal Investors Fund, Inc. Institutional
        Class (99.83%)
    Bond & Mortgage Securities Fund (a)                   8,242,826  $       86,302,388
    Disciplined LargeCap Blend Fund (a)                   8,809,727         131,969,709
    International Growth Fund (a)                         6,013,834          76,074,997
    LargeCap Growth Fund (a)                              7,053,241          51,277,065
    LargeCap Value Fund (a)                               3,217,102          39,731,206
    Partners LargeCap Growth Fund II (a)                  5,992,336          49,316,925
    Partners LargeCap Value Fund (a)                      4,773,382          69,118,571
    Partners SmallCap Growth Fund III (a)                 1,317,242          14,832,150
    Preferred Securities Fund (a)                         2,559,998          26,726,382
    Real Estate Securities Fund (a)                       1,230,818          30,598,138
    SmallCap S&P 600 Index Fund (a)                       1,229,423          21,207,540
    SmallCap Value Fund (a)                                 877,712          15,675,934
                                                                       -----------------
                                                                       -----------------
                                                                            612,831,005
                                                                       -----------------
                                                                       -----------------
    TOTAL INVESTMENT COMPANIES                                       $      612,831,005
                                                                       -----------------
                                                                       -----------------
    Total Investments                                                $      612,831,005
    Other Assets in Excess of Liabilities, Net - 0.17%                        1,028,799
                                                                       -----------------
                                                                       -----------------
    TOTAL NET ASSETS - 100.00%                                       $      613,859,804

                                                                       =================
                                                                       =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                      $52,154,807
    Unrealized Depreciation                                                                      (5,524,507)
                                                                                              --------------
                                                                                              --------------
    Net Unrealized Appreciation (Depreciation)                                                    46,630,300
    Cost for federal income tax purposes                                                         566,200,705


    Portfolio Summary (unaudited)
    ------------------------------------------------------------
    ------------------------------------------------------------
    Fund Type                                  Percent
    ------------------------------------------------------------
    ------------------------------------------------------------
    Domestic Equity Funds                       69.03%
    Fixed Income Funds                          18.41%
    International Equity Funds                  12.39%
    Other Assets in Excess of Liabilities, Net   0.17%
                                              ------------------
                                              ------------------
    TOTAL NET ASSETS                           100.00%
                                              ==================
                                              ==================

    Affiliated Securities (on a U.S. federal tax basis)


                                              October 31, 2005                   Purchases                     Sales
                                           -------------------------            -----------------------    -----------------
                                           -------------------------            -----------------------    -----------------
                                             Shares                     Cost           Shares                   Cost
                                           ------------             -----------------------------------    ----------------
                                           ------------             -----------------------------------    ----------------
    Bond & Mortgage Securities Fund          4,241,001 $              45,664,605             4,026,558   $      42,444,993
    Disciplined LargeCap Blend Fund          5,232,370                70,022,578             3,604,293          53,969,714
    International Growth Fund                3,772,657                35,236,561             2,773,925          33,529,750
    LargeCap Growth Fund                     4,249,714                26,759,287             2,825,368          21,248,791
    LargeCap Value Fund                      1,831,464                19,213,943             1,395,906          16,625,453
    Partners LargeCap Growth Fund II         3,474,832                26,461,535             2,536,691          21,570,898
    Partners LargeCap Value Fund             2,739,859                33,631,127             2,048,361          28,704,038
    Partners SmallCap Growth Fund III          785,486                 8,044,250               535,398           6,492,741
    Preferred Securities Fund                1,172,026                12,773,415             1,395,887          14,699,349
    Real Estate Securities Fund                856,328                14,582,321               514,917          11,688,454
    SmallCap S&P 600 Index Fund                732,292                10,507,325               500,821           8,879,219
    SmallCap Value Fund                        502,238                 7,776,069               378,093           6,795,291
                                                                    ------------                           ----------------
                                                                    ------------                           ----------------
                                                       $             310,673,016                         $     266,648,691
                                                                    ============                           ================
                                                                    ============                           ================



              July 31, 2006
           ------------------------------
           ------------------------------
 Shares          Proceeds               Shares                  Cost
-----------     ------------         -------------         ---------------
-----------     ------------         -------------         ---------------
    24,733    $     263,799             8,242,826        $     87,845,799
    26,936          405,120             8,809,727             123,587,172
   532,748        6,726,114             6,013,834              62,242,326
    21,841          164,875             7,053,241              47,843,348
    10,268          122,479             3,217,102              35,716,999
    19,187          164,874             5,992,336              47,867,559
    14,838          207,271             4,773,382              62,127,901
     3,642           47,107             1,317,242              14,490,039
     7,915           84,793             2,559,998              27,387,971
   140,427        3,084,793             1,230,818              23,246,742
     3,690           65,950             1,229,423              19,320,594
     2,619           47,106               877,712              14,524,254
                ------------                               ---------------
                ------------                               ---------------
              $  11,384,281                              $    566,200,704
             ============                               ===============
             ============                               ===============




                                                Income Distribution from        Realized Gain/Loss         Realized Gain/Loss from
                                                Other Investment Companies       on Investments         Other Investment Companies

                                               ----------------------------      ----------------------    ------------------------
                                                                                 ----------------------     -----------------------

    Bond & Mortgage Securities Fund      $    2,228,249                                  $   -                              -
    Disciplined LargeCap Blend Fund           1,738,676                                      -                        122,076
    International Growth Fund                 2,464,679                                      202,129                  1,981,000
    LargeCap Growth Fund                         41,655                                      145                              -
    LargeCap Value Fund                         609,243                                      82                        262,337
    Partners LargeCap Growth Fund II            205,845                                      -                        157,917
    Partners LargeCap Value Fund                624,845                                      7                         1,418,793
    Partners SmallCap Growth Fund III           433,477                                      155                             83
    Preferred Securities Fund                   792,822                                      -                              -
    Real Estate Securities Fund                 286,407                                   60,760                        495,520
    SmallCap S&P 600 Index Fund                 203,547                                       -                        192,818
    SmallCap Value Fund                         571,694                                       -                        164,416
                                           --------------------------------  ------------------------------------------------------
                                           --------------------------------  ------------------------------------------------------
                                         $   10,201,139                                 263,278                     4,794,960
                                           ================================  ======================================================
                                           ================================  ======================================================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime 2050 Fund

                                                       Shares
                                                       held               Value
                                                       ------------------------------
                                                       ------------------------------
    INVESTMENT COMPANIES (100.00%)


     Principal Investors Fund, Inc. Institutional
        Class (100.00%)
    Bond & Mortgage Securities Fund (a)                2,036,914  $       21,326,494
    Disciplined LargeCap Blend Fund (a)                4,687,491          70,218,609
    International Growth Fund (a)                      3,466,619          43,852,732
    LargeCap Growth Fund (a)                           3,553,343          25,832,806
    LargeCap Value Fund (a)                            1,554,546          19,198,648
    Partners LargeCap Growth Fund II (a)               3,023,269          24,881,508
    Partners LargeCap Value Fund (a)                   2,476,322          35,857,136
    Partners SmallCap Growth Fund III (a)                725,453           8,168,603
    Preferred Securities Fund (a)                        725,961           7,579,033
    Real Estate Securities Fund (a)                      253,888           6,311,645
    SmallCap S&P 600 Index Fund (a)                      646,666          11,154,994
    SmallCap Value Fund (a)                              485,125           8,664,336
                                                                    -----------------
                                                                    -----------------
                                                                         283,046,544
                                                                    -----------------
                                                                    -----------------
    TOTAL INVESTMENT COMPANIES                                    $      283,046,544
                                                                    -----------------
                                                                    -----------------
    Total Investments                                             $      283,046,544
    Liabilities in Excess of Other Assets, Net - 0.00%                        (9,768)
                                                                    -----------------
                                                                    -----------------
    TOTAL NET ASSETS - 100.00%                                    $      283,036,776

                                                                    =================
                                                                    =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $24,709,739
    Unrealized Depreciation                                                                      (2,283,481)
                                                                                          ------------------
                                                                                           -----------------
    Net Unrealized Appreciation (Depreciation)                                                    22,426,258
    Cost for federal income tax purposes                                                         260,620,286


    Portfolio Summary (unaudited)
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Fund Type                                       Percent
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Domestic Equity Funds                            74.30%
    International Equity Funds                       15.49%
    Fixed Income Funds                               10.21%
    Other Assets in Excess of Liabilities, Net        0.00%
                                                   ------------------
                                                   ------------------
    TOTAL NET ASSETS                                100.00%
                                                   ==================
                                                   ==================

    Affiliated Securities (on a U.S. federal tax basis)

                                        October 31, 2005                            Purchases                     Sales
                                     ------------------------             -------------------------------    ----------------
                                     ------------------------             -------------------------------    ----------------
                                      Shares                     Cost                    Shares                   Cost
                                     -----------             -------------       ------------------------    ----------------
                                     -----------             -------------       ------------------------    ----------------

    Bond & Mortgage Securities Fund     964,170 $              10,400,718                      1,108,605   $      11,685,770
    Disciplined LargeCap Blend Fund   2,721,980                36,577,902                      2,058,949          30,848,364
    International Growth Fund         2,147,517                20,416,379                      1,621,259          19,555,982
    LargeCap Growth Fund              2,142,827                13,546,588                      1,480,356          11,144,574
    LargeCap Value Fund                 907,378                 9,507,254                        676,906           8,048,735
    Partners LargeCap Growth Fund II  1,757,804                13,393,414                      1,327,081          11,311,287
    Partners LargeCap Value Fund      1,402,590                17,210,688                      1,122,235          15,705,960
    Partners SmallCap Growth Fund III   430,595                 4,425,560                        308,496           3,755,602
    Preferred Securities Fund           329,286                 3,593,601                        412,099           4,339,625
    Real Estate Securities Fund         174,978                 2,950,200                        111,015           2,504,502
    SmallCap S&P 600 Index Fund         382,822                 5,534,986                        276,231           4,895,044
    SmallCap Value Fund                 275,621                 4,286,707                        218,571           3,925,377
                                                             -------------                                   ----------------
                                                             -------------                                   ----------------
                                                $             141,843,997                                  $     127,720,822
                                                             =============                                   ================
                                                             =============                                   ================


                   July 31, 2006
          ------------------------------
          ------------------------------
      Shares              Proceeds               Shares             Cost
    ------------         ------------         -------------    --------------
    ------------         ------------         -------------    --------------
         35,861        $     378,073             2,036,914   $     21,708,444
         93,438            1,377,264             4,687,491         66,049,207
        302,157            3,783,151             3,466,619         36,234,549
         69,840              513,099             3,553,343         24,178,209
         29,738              351,068             1,554,546         17,204,966
         61,616              513,098             3,023,269         24,191,655
         48,503              675,130             2,476,322         32,241,518
         13,638              162,031               725,453          8,019,313
         15,424              162,030               725,961          7,771,209
         32,105              708,021               253,888          4,757,056
         12,387              216,042               646,666         10,214,072
          9,067              162,031               485,125          8,050,087
                         ------------                          --------------
                         ------------                          --------------
                       $   9,001,038                         $    260,620,285
                         ============                          ==============
                         ============                          ==============



                                               Income Distribution from         Realized Gain/Loss       Realized Gain/Loss from
                                              Other Investment Companies        on Investments          Other Investment Companies
                                           --------------------------------   -------------------------  -------------------------
                                           --------------------------------   -------------------------  -------------------------

    Bond & Mortgage Securities Fund      $      545,661                     $  29                               -
    Disciplined LargeCap Blend Fund             926,070                       205                          65,132
    International Growth Fund                 1,428,579                     45,339                       1,149,801
    LargeCap Growth Fund                         21,317                       146                               -
    LargeCap Value Fund                         305,764                        45                         132,321
    Partners LargeCap Growth Fund II            106,356                        52                          81,675
    Partners LargeCap Value Fund                326,071                         -                         744,025
    Partners SmallCap Growth Fund III           242,948                       182                              46
    Preferred Securities Fund                   227,018                        13                               -
    Real Estate Securities Fund                  59,500                        10,375                      103,264
    SmallCap S&P 600 Index Fund                 108,490                        84                         103,077
    SmallCap Value Fund                         320,535                        34                          92,235
                                           --------------------------------   -------------------------  -------------------------
                                           --------------------------------   -------------------------  -------------------------
                                         $    4,618,309                     $   56,504                   2,471,576
                                           ================================   =========================  =========================
                                           ================================   =========================  =========================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Principal LifeTime Strategic Income Fund

                                                          Shares
                                                           Held               Value
                                                       -----------------------------------
                                                       -----------------------------------
    INVESTMENT COMPANIES (99.92%)

    Principal Investors Fund, Inc. Institutional
        Class (99.92%)
    Bond & Mortgage Securities Fund (a)                    13,132,493  $      137,497,202
    Disciplined LargeCap Blend Fund (a)                     1,353,944          20,282,079
    International Growth Fund (a)                           1,057,564          13,378,184
    LargeCap Growth Fund (a)                                1,137,286           8,268,070
    LargeCap Value Fund (a)                                   502,878           6,210,545
    Partners LargeCap Growth Fund II (a)                      927,125           7,630,238
    Partners LargeCap Value Fund (a)                          767,030          11,106,599
    Preferred Securities Fund (a)                           3,780,314          39,466,475
    Real Estate Securities Fund (a)                         1,024,745          25,475,171
    SmallCap S&P 600 Index Fund (a)                           439,646           7,583,893
    Ultra Short Bond Fund (a)                               8,504,749          85,472,731
                                                                         -----------------
                                                                         -----------------
                                                                              362,371,187
                                                                         -----------------
                                                                         -----------------
    TOTAL INVESTMENT COMPANIES                                         $      362,371,187
                                                                         -----------------
                                                                         -----------------
    Total Investments                                                  $      362,371,187
    Other Assets in Excess of Liabilities, Net - 0.08%                            299,863
                                                                         -----------------
                                                                         -----------------
    TOTAL NET ASSETS - 100.00%                                         $      362,671,050

                                                                         =================
                                                                         =================

    (a)      Affiliated Security

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                     $20,109,749
    Unrealized Depreciation                                                                     (5,295,963)
                                                                                              -------------
                                                                                              -------------
    Net Unrealized Appreciation (Depreciation)                                                   14,813,786
    Cost for federal income tax purposes                                                        347,557,401


    Portfolio Summary (unaudited)
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Fund Type                                          Percent
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    Fixed Income Funds                                  72.36%
    Domestic Equity Funds                               23.87%
    International Equity Funds                           3.69%
    Other Assets in Excess of Liabilities, Net           0.08%
                                                   ---------------------
                                                   ---------------------
    TOTAL NET ASSETS                                   100.00%
                                                   =====================
                                                   =====================

    Affiliated Securities (on a U.S. federal tax basis)


                                               October 31, 2005                    Purchases                     Sales
                                           -------------------------             -----------------------    ----------------
                                           -------------------------             -----------------------    ----------------
                                             Shares                     Cost            Shares                   Cost
                                           ------------             -------------  ---------------------    ----------------
                                           ------------             -------------  ---------------------    ----------------
    Bond & Mortgage Securities Fund          9,748,138 $             105,151,433              5,893,974   $      62,272,253
    Disciplined LargeCap Blend Fund          1,053,752                14,018,503                551,638           8,241,715
    International Growth Fund                  942,515                 8,406,137                509,752           6,105,183
    LargeCap Growth Fund                       912,549                 5,560,139                430,170           3,230,810
    LargeCap Value Fund                        386,102                 3,942,799                208,375           2,469,617
    Money Market Fund                       65,109,025                65,109,025             10,732,619          10,732,619
    Partners LargeCap Growth Fund II           720,582                 5,321,240                387,638           3,296,807
    Partners LargeCap Value Fund               580,056                 6,888,820                328,095           4,576,195
    Preferred Securities Fund                2,719,889                29,688,194              1,769,948          18,622,738
    Real Estate Securities Fund                857,270                12,704,880                415,174           9,355,550
    SmallCap S&P 600 Index Fund                344,490                 4,544,094                172,520           3,046,647
    Ultra Short Bond Fund                            -                         -              9,871,842          99,213,686
                                                                    -------------                           ----------------
                                                                    -------------                           ----------------
                                                       $             261,335,264                          $     231,163,820
                                                                    =============                           ================
                                                                    =============                           ================



              July 31, 2006
           ------------------------------
           ------------------------------
 Shares              Proceeds               Shares             Cost
-----------         ------------         -------------    --------------
-----------         ------------         -------------    --------------
 2,509,619        $  26,438,316            13,132,493   $    140,988,629
   251,446            3,728,480             1,353,944         18,539,031
   394,703            4,872,669             1,057,564          9,765,835
   205,433            1,525,288             1,137,286          7,268,925
    91,599            1,084,650               502,878          5,330,965
75,841,644           75,841,644                     -                  -
   181,095            1,525,288               927,125          7,094,451
   141,121            1,965,926               767,030          9,502,658
   709,523            7,456,961             3,780,314         40,859,069
   247,699            5,567,433             1,024,745         16,497,774
    77,364            1,355,812               439,646          6,237,344
 1,367,092           13,740,965             8,504,749         85,472,720
                    ------------                          --------------
                    ------------                          --------------
                  $ 145,103,432                         $    347,557,401
                    ============                          ==============
                    ============                          ==============




                                       Income Distribution from          Realized Gain/Loss     Realized Gain/Loss from
                                      Other Investment Companies         on Investments         Other Investment Companies
                                    -------------------------------    ---------------------------------------------------
                                    -------------------------------    ---------------------------------------------------

    Bond & Mortgage Securities Fund   $4,155,281                                     $3,259                     -
    Disciplined LargeCap Blend Fund     340,391                                      7,293                    24,395
    International Growth Fund           603,185                                    127,184                   489,406
    LargeCap Growth Fund                  8,430                                      3,264                        -
    LargeCap Value Fund                 123,526                                      3,199                    54,620
    Money Market Fund                   627,882                                         -                         -
    Partners LargeCap Growth Fund II     41,984                                      1,692                    32,443
    Partners LargeCap Value Fund        125,204                                      3,569                   297,702
    Preferred Securities Fund         1,368,879                                      5,098                        -
    Real Estate Securities Fund         268,985                                      4,777                   493,552
    SmallCap S&P 600 Index Fund          92,497                                      2,415                    89,811
    Ultra Short Bond Fund             1,965,061                                          -                      -
                                    -------------------------------    ---------------------------------------------------
                                    -------------------------------    ---------------------------------------------------
                                     $9,721,305                      $             161,750                   1,481,929
                                    ===============================    ===================================================
                                    ===============================    ===================================================



    Schedule of Investments
    July 31, 2006 (unaudited)
    Real Estate Securities Fund


                                                              Shares
                                                               Held               Value
                                                          ------------------------------------
                                                          ------------------------------------

    COMMON STOCKS (98.19%)
    Hotels & Motels (3.25%)
    Starwood Hotels & Resorts Worldwide Inc                       717,227  $       37,711,796
                                                                             -----------------
                                                                             -----------------

    Publicly Traded Investment Fund (0.54%)
    iShares Cohen & Steers Realty Majors Index Fund(a)            71,426           6,249,775
                                                                             -----------------
                                                                             -----------------

    Real Estate Operator & Developer (1.94%)
    Brookfield Properties Corp (a)                                674,950          22,509,582
                                                                             -----------------
                                                                             -----------------

    REITS - Apartments (25.69%)
    Archstone-Smith Trust                                       1,400,709          73,495,201
    AvalonBay Communities Inc (a)                                 658,600          77,003,512
    BRE Properties Inc (a)                                        431,445          25,299,935
    Camden Property Trust (a)                                     424,476          32,451,190
    Equity Residential (a)                                        925,600          43,049,656
    Essex Property Trust Inc (a)                                  375,147          43,925,962
    Mid-America Apartment Communities Inc                          56,370           3,219,855
                                                                             -----------------
                                                                             -----------------
                                                                                  298,445,311
                                                                             -----------------
                                                                             -----------------
    REITS - Diversified (4.62%)
    Vornado Realty Trust                                          513,815          53,719,358
                                                                             -----------------
                                                                             -----------------

    REITS - Healthcare (3.08%)
    Ventas Inc (a)                                              1,001,374          35,779,093
                                                                             -----------------
                                                                             -----------------

    REITS - Hotels (7.35%)
    Host Hotels & Resorts Inc (a)                               2,040,762          43,304,970
    LaSalle Hotel Properties                                      642,968          26,561,008
    Sunstone Hotel Investors Inc (a)                              545,873          15,480,958
                                                                             -----------------
                                                                             -----------------
                                                                                   85,346,936
                                                                             -----------------
                                                                             -----------------
    REITS - Office Property (23.26%)
    Alexandria Real Estate Equities Inc                           156,449          14,771,915
    BioMed Realty Trust Inc (a)                                   771,001          22,983,540
    Boston Properties Inc (a)                                     595,521          58,480,162
    Corporate Office Properties Trust SBI MD (a)                  555,331          24,989,895
    Equity Office Properties Trust (a)                          1,268,545          48,090,541
    Kilroy Realty Corp (a)                                        426,661          31,525,981
    Reckson Associates Realty Corp                                 13,050             581,116
    SL Green Realty Corp (a)                                      601,255          68,723,447
                                                                             -----------------
                                                                             -----------------
                                                                                  270,146,597
                                                                             -----------------
                                                                             -----------------
    REITS - Regional Malls (5.67%)
    Simon Property Group Inc (a)                                  752,528          64,363,720
    Taubman Centers Inc (a)                                        34,695           1,439,842
                                                                             -----------------
                                                                             -----------------
                                                                                   65,803,562
                                                                             -----------------
                                                                             -----------------
    REITS - Shopping Centers (13.56%)
    Acadia Realty Trust                                           448,575          10,694,028
    Developers Diversified Realty Corp (a)                        514,719          27,166,869
    Federal Realty Invs Trust (a)                                 434,586          31,529,214
    Kimco Realty Corp (a)                                       1,394,810          54,732,344
    Pan Pacific Retail Properties Inc                             253,569          17,521,618
    Regency Centers Corp                                          181,840          11,659,581

    Tanger Factory Outlet Centers Inc                             128,700           4,234,230
                                                                             -----------------
                                                                             -----------------
                                                                                  157,537,884
                                                                             -----------------
                                                                             -----------------
    REITS - Storage (1.82%)
    Public Storage Inc (a)                                        263,800          21,180,502
                                                                             -----------------
                                                                             -----------------

    REITS - Warehouse & Industrial (7.41%)
    AMB Property Corp                                             427,135          22,394,688
    EastGroup Properties Inc (a)                                  123,346           5,800,963
    Prologis                                                    1,045,158          57,849,495
                                                                             -----------------
                                                                             -----------------
                                                                                   86,045,146
                                                                             -----------------
                                                                             -----------------
    TOTAL COMMON STOCKS                                                    $    1,140,475,542
                                                                             -----------------
                                                                             -----------------
                                                             Principal
                                                              Amount              Value
                                                          ------------------------------------
                                                          ------------------------------------
    SHORT TERM INVESTMENTS (1.73%)
    Commercial Paper (1.73%)
    Investment in Joint Trading Account; Federal
        Home Loan Bank
      5.05%, 8/ 1/2006                                         20,116,255          20,116,255
                                                                             -----------------
                                                                             -----------------
    TOTAL SHORT TERM INVESTMENTS                                           $       20,116,255
                                                                             -----------------
                                                                             -----------------
    MONEY MARKET FUNDS (10.14%)
    BNY Institutional Cash Reserve Fund (b)                   117,737,000         117,737,000
                                                                             -----------------
                                                                             -----------------
    TOTAL MONEY MARKET FUNDS                                               $      117,737,000
                                                                             -----------------
                                                                             -----------------
    Total Investments                                                      $    1,278,328,797
    Liabilities in Excess of Other Assets, Net-(10.06)%                        (116,805,435)
                                                                             -----------------
                                                                             -----------------
    TOTAL NET ASSETS - 100.00%                                             $    1,161,523,362

                                                                             =================
                                                                             =================

    (a) Security or a portion of the security was on loan at the end of the period.
    (b) Security was purchased with the cash proceeds from securities loans.

    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                              $309,457,604
    Unrealized Depreciation                                                              (3,126,468)
                                                                                        -------------
                                                                                        -------------
    Net Unrealized Appreciation (Depreciation)                                            306,331,136
    Cost for federal income tax purposes                                                  971,997,661


    Portfolio Summary (unaudited)
    --------------------------------------------------------------
    --------------------------------------------------------------
    REIT                                         Percent
    --------------------------------------------------------------
    --------------------------------------------------------------
    REITS - Apartments                            25.69%
    REITS - Office Property                       23.26%
    REITS - Shopping Centers                      13.56%
    Money Center Banks                            10.14%
    REITS - Warehouse & Industrial                 7.41%
    REITS - Hotels                                 7.35%
    REITS - Regional Malls                         5.67%
    REITS - Diversified                            4.62%
    Hotels & Motels                                3.25%
    REITS - Healthcare                             3.08%
    Real Estate Operator & Developer               1.94%
    REITS - Storage                                1.82%
    Sovereign Agency                               1.73%
    Publicly Traded Investment Fund                0.54%
    Liabilities in Excess of Other Assets, Net  (-10.06%)
                                               -------------------
                                               -------------------
    TOTAL NET ASSETS                             100.00%
                                               ===================
                                               ===================


    Schedule of Investments
    July 31, 2006 (unaudited)
    Short-Term Bond Fund


                                                             Principal
                                                              Amount              Value
                                                          ------------------------------------
                                                          ------------------------------------
    BONDS (83.63%)
    Aerospace & Defense (0.07%)
    Raytheon Co
      6.75%, 8/15/2007                                  $         131,000  $          132,255
                                                                             -----------------
                                                                             -----------------

    Agricultural Chemicals (0.08%)
    IMC Global Inc
      11.25%, 6/ 1/2011                                           150,000             158,813
                                                                             -----------------
                                                                             -----------------

    Agricultural Operations (0.58%)
    Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                           700,000             679,015
    Cargill Inc
      3.63%, 3/ 4/2009 (a)                                        525,000             500,032
                                                                             -----------------
                                                                             -----------------
                                                                                    1,179,047
                                                                             -----------------
                                                                             -----------------
    Airlines (0.09%)
    Southwest Airlines Co
      5.50%, 11/ 1/2006                                           175,000             175,010
                                                                             -----------------
                                                                             -----------------

    Appliances (0.10%)
    Whirlpool Corp
      5.90%, 6/15/2009 (b)                                        200,000             200,249
                                                                             -----------------
                                                                             -----------------

    Asset Backed Securities (4.89%)
    Carrington Mortgage Loan Trust
      5.66%, 12/25/2035 (b)                                       475,000             475,948
    Chase Funding Mortgage Loan
        Asset-Backed Certificates
      4.34%, 8/25/2028                                             19,758              19,681
      5.61%, 12/25/2033 (b)                                       295,168             295,529
    Countrywide Asset-Backed Certificates
      4.32%, 10/25/2035 (b)                                       350,000             346,260
      5.64%, 4/25/2036 (b)                                        500,000             501,157
      6.02%, 9/25/2046 (b)(c)                                   1,800,000           1,805,491
    Countrywide Home Equity Loan Trust
      5.60%, 12/15/2035 (b)                                       255,749             255,857
      5.61%, 2/15/2036 (b)                                        475,000             475,077
    Equity One ABS Inc
      4.26%, 7/25/2034 (b)                                        421,775             419,305
    GMAC Mortgage Corp Loan Trust
      5.56%, 8/25/2035 (b)                                        200,000             200,263
    Long Beach Mortgage Loan Trust
      5.65%, 7/25/2034 (b)                                         63,306              63,260
      5.56%, 4/25/2035 (b)                                        446,248             446,373
    Merrill Lynch Mortgage Investors Inc
      5.74%, 7/25/2035 (b)                                        327,727             328,065
    Nomura Asset Acceptance Corp
      5.61%, 6/25/2035 (b)                                        159,208             159,244
      5.60%, 1/25/2036 (a)(b)                                     695,660             695,931
    Popular ABS Mortgage Pass-Through Trust
      5.65%, 11/25/2035 (b)                                       475,000             475,982
    Renaissance Home Equity Loan Trust
      5.76%, 8/25/2036 (b)(c)                                   1,375,000           1,372,480

    Residential Asset Mortgage Products Inc
      5.61%, 12/25/2034 (b)                                       450,000             450,416
    SACO I Inc
      5.65%, 4/25/2035 (b)                                        163,360             163,382
    Saxon Asset Securities Trust
      5.73%, 12/26/2034 (b)                                       499,708             500,626
    Specialty Underwriting & Residential Finance
      5.69%, 7/25/2035 (b)                                        428,096             428,608
                                                                             -----------------
                                                                             -----------------
                                                                                    9,878,935
                                                                             -----------------
                                                                             -----------------
    Auto - Car & Light Trucks (0.58%)
    DaimlerChrysler NA Holding Corp
      4.05%, 6/ 4/2008                                            275,000             266,909
      5.74%, 3/13/2009 (b)                                        375,000             375,390
      5.88%, 3/15/2011                                            525,000             520,474
                                                                             -----------------
                                                                             -----------------
                                                                                    1,162,773
                                                                             -----------------
                                                                             -----------------
    Automobile Sequential (1.35%)
    Capital Auto Receivables Asset Trust
      5.74%, 6/15/2010 (b)                                        185,000             185,875
    Carss Finance LP
      6.32%, 1/15/2011 (a)(b)                                     323,575             324,314
    Chase Manhattan Auto Owner Trust
      2.06%, 12/15/2009                                         1,009,448             983,154
    Daimler Chrysler Auto Trust
      3.09%, 1/ 8/2008                                            128,345             128,267
      2.88%, 10/ 8/2009                                           108,761             107,689
    M&I Auto Loan Trust
      3.04%, 10/20/2008                                           115,059             114,620
    Nissan Auto Receivables Owner Trust
      2.70%, 12/17/2007                                           469,090             466,289
    WFS Financial Owner Trust
      4.50%, 5/17/2013                                            425,000             415,414
                                                                             -----------------
                                                                             -----------------
                                                                                    2,725,622
                                                                             -----------------
                                                                             -----------------
    Brewery (0.11%)
    Coors Brewing Co
      6.38%, 5/15/2012                                            225,000             230,456
                                                                             -----------------
                                                                             -----------------

    Building - Residential & Commercial (0.21%)
    K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                          200,000             208,000
    KB Home
      9.50%, 2/15/2011                                            200,000             206,750
                                                                             -----------------
                                                                             -----------------
                                                                                      414,750
                                                                             -----------------
                                                                             -----------------
    Building Products - Cement & Aggregate (0.24%)
    Lafarge SA
      6.15%, 7/15/2011                                            480,000             483,086
                                                                             -----------------
                                                                             -----------------

    Cable TV (0.37%)
    Comcast Corp
      5.45%, 11/15/2010                                           300,000             297,190
    COX Communications Inc
      4.63%, 1/15/2010                                            475,000             456,384
                                                                             -----------------
                                                                             -----------------
                                                                                      753,574
                                                                             -----------------
                                                                             -----------------
    Casino Hotels (0.20%)
    Caesars Entertainment Inc
      9.38%, 2/15/2007                                            200,000             202,750

    Mirage Resorts Inc
      6.75%, 8/ 1/2007                                            200,000             200,750
                                                                             -----------------
                                                                             -----------------
                                                                                      403,500
                                                                             -----------------
                                                                             -----------------
    Cellular Telecommunications (0.82%)
    America Movil SA de CV
      6.11%, 4/27/2007 (b)                                        400,000             400,400
    Cingular Wireless LLC
      5.63%, 12/15/2006                                           170,000             170,041
    Rogers Wireless Inc
      7.25%, 12/15/2012                                           150,000             151,875
    Verizon Wireless Capital LLC
      5.38%, 12/15/2006                                           455,000             454,901
    Vodafone Group PLC
      5.67%, 6/15/2011 (b)                                        475,000             474,608
                                                                             -----------------
                                                                             -----------------
                                                                                    1,651,825
                                                                             -----------------
                                                                             -----------------
    Chemicals - Diversified (0.17%)
    Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                            145,000             144,554
    Lyondell Chemical Co
      9.63%, 5/ 1/2007                                            200,000             204,000
                                                                             -----------------
                                                                             -----------------
                                                                                      348,554
                                                                             -----------------
                                                                             -----------------
    Coatings & Paint (0.12%)
    Valspar Corp
      6.00%, 5/ 1/2007                                            235,000             235,465
                                                                             -----------------
                                                                             -----------------

    Commercial Banks (0.51%)
    Glitnir Banki HF
      5.67%, 10/15/2008 (a)(b)                                    200,000             198,584
    HSBC America Capital Trust I
      7.81%, 12/15/2026 (a)                                       375,000             391,891
    VTB Capital SA for Vneshtorgbank
      6.17%, 9/21/2007 (a)(b)                                     180,000             180,442
    Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                            250,000             269,223
                                                                             -----------------
                                                                             -----------------
                                                                                    1,040,140
                                                                             -----------------
                                                                             -----------------
    Commercial Services (0.13%)
    Aramark Services Inc
      5.00%, 6/ 1/2012                                            300,000             262,480
                                                                             -----------------
                                                                             -----------------

    Commercial Services - Finance (0.04%)
    Equifax Inc
      4.95%, 11/ 1/2007                                            90,000              88,745
                                                                             -----------------
                                                                             -----------------

    Computers - Memory Devices (0.10%)
    Seagate Technology HDD Holdings
      8.00%, 5/15/2009                                            200,000             204,000
                                                                             -----------------
                                                                             -----------------

    Containers - Metal & Glass (0.08%)
    Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                            154,000             158,813
                                                                             -----------------
                                                                             -----------------

    Credit Card Asset Backed Securities (2.84%)
    American Express Credit Account Master Trust
      5.77%, 9/15/2010 (b)                                        250,000             251,045
    Bank One Issuance Trust
      5.74%, 12/15/2010 (b)                                       750,000             753,329

    Capital One Multi-Asset Execution Trust
      5.59%, 12/15/2009 (b)                                       405,000             404,995
    Chase Credit Card Master Trust
      5.57%, 5/15/2009 (b)                                        450,000             449,994
      5.70%, 1/17/2011 (b)                                        750,000             753,619
    Citibank Credit Card Issuance Trust
      5.79%, 6/25/2009 (b)                                        300,000             300,536
      6.47%, 12/15/2009 (b)                                       650,000             657,223
    Citibank Credit Card Master Trust I
      5.88%, 3/10/2011                                            700,000             709,111
    Discover Card Master Trust I
      5.15%, 10/15/2009                                           923,000             921,095
      5.55%, 4/16/2010 (b)                                        350,000             350,112
    GE Capital Credit Card Master Note Trust
      5.54%, 3/15/2013 (b)                                        175,000             175,282
                                                                             -----------------
                                                                             -----------------
                                                                                    5,726,341
                                                                             -----------------
                                                                             -----------------
    Cruise Lines (0.16%)
    Royal Caribbean Cruises Ltd
      7.25%, 8/15/2006                                            100,000             100,050
      7.00%, 10/15/2007                                           225,000             226,978
                                                                             -----------------
                                                                             -----------------
                                                                                      327,028
                                                                             -----------------
                                                                             -----------------
    Data Processing & Management (0.39%)
    Dun & Bradstreet Corp
      5.50%, 3/15/2011                                            400,000             397,724
    Fidelity National Information Services
      4.75%, 9/15/2008                                            415,000             389,097
                                                                             -----------------
                                                                             -----------------
                                                                                      786,821
                                                                             -----------------
                                                                             -----------------
    Distribution & Wholesale (0.13%)
    Aviall Inc
      7.63%, 7/ 1/2011                                            250,000             260,625
                                                                             -----------------
                                                                             -----------------

    Diversified Manufacturing Operations (0.12%)
    Tyco International Group SA
      6.13%, 1/15/2009                                            240,000             242,611
                                                                             -----------------
                                                                             -----------------

    Electric - Generation (0.09%)
    CE Casecnan Water & Energy
      11.95%, 11/15/2010                                          174,000             184,440
                                                                             -----------------
                                                                             -----------------

    Electric - Integrated (3.30%)
    Alabama Power Co
      2.80%, 12/ 1/2006                                            85,000              84,257
      5.40%, 8/25/2009 (b)                                        180,000             180,557
    Commonwealth Edison Co
      7.63%, 1/15/2007                                            225,000             226,812
    Constellation Energy Group Inc
      6.13%, 9/ 1/2009 (d)                                        425,000             429,926
    Dominion Resources Inc/VA
      5.79%, 9/28/2007 (b)                                        270,000             270,195
      5.69%, 5/15/2008                                            225,000             225,149
    DTE Energy Co
      6.65%, 4/15/2009 (d)                                        375,000             383,532
    Entergy Gulf States Inc
      6.02%, 12/ 8/2008 (a)(b)                                    200,000             200,246
    Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                           400,000             395,022
    Exelon Corp
      4.45%, 6/15/2010                                            300,000             287,563

    FPL Group Capital Inc
      4.09%, 2/16/2007                                            200,000             198,497
    Georgia Power Co
      5.35%, 2/17/2009 (b)                                        195,000             195,547
    Monongahela Power Co
      5.00%, 10/ 1/2006                                           450,000             449,415
    Nisource Finance Corp
      3.20%, 11/ 1/2006                                           155,000             154,044
    Northeast Utilities
      3.30%, 6/ 1/2008                                            250,000             239,611
    NorthWestern Corp
      7.30%, 12/ 1/2006 (a)                                       225,000             225,844
    Pepco Holdings Inc
      5.50%, 8/15/2007                                            130,000             129,846
    PSEG Power LLC
      3.75%, 4/ 1/2009                                            525,000             500,716
    Public Service Co of Colorado
      4.38%, 10/ 1/2008                                           190,000             185,624
    Scottish Power PLC
      4.91%, 3/15/2010                                            450,000             437,828
    TECO Energy Inc
      6.13%, 5/ 1/2007                                            175,000             175,438
    Texas-New Mexico Power Co
      6.13%, 6/ 1/2008                                            200,000             199,443
    TXU Electric Delivery Co
      5.00%, 9/ 1/2007                                            170,000             168,648
    TXU Energy Co LLC
      6.13%, 3/15/2008 (d)                                        225,000             226,106
    Virginia Electric & Power Co
      5.38%, 2/ 1/2007                                            200,000             199,717
    Wisconsin Electric Power
      3.50%, 12/ 1/2007                                           295,000             287,649
                                                                             -----------------
                                                                             -----------------
                                                                                    6,657,232
                                                                             -----------------
                                                                             -----------------
    Electronic Components - Miscellaneous (0.09%)
    Solectron Corp
      7.97%, 11/15/2006                                           175,000             174,125
                                                                             -----------------
                                                                             -----------------

    Electronic Components - Semiconductors (0.13%)
    Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013 (d)                                        280,000             272,124
                                                                             -----------------
                                                                             -----------------

    Electronic Connectors (0.14%)
    Thomas & Betts Corp
      6.63%, 5/ 7/2008                                            275,000             279,354
                                                                             -----------------
                                                                             -----------------

    Engines - Internal Combustion (0.14%)
    Cummins Inc
      9.50%, 12/ 1/2010 (d)                                       275,000             290,646
                                                                             -----------------
                                                                             -----------------

    Finance - Auto Loans (0.30%)
    General Motors Acceptance Corp
      6.13%, 9/15/2006 (d)                                        150,000             149,938
      6.41%, 1/16/2007 (b)                                        200,000             199,607
    Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (a)                                        270,000             259,885
                                                                             -----------------
                                                                             -----------------
                                                                                      609,430
                                                                             -----------------
                                                                             -----------------

    Finance - Commercial (0.34%)
    CIT Group Inc
      5.32%, 8/15/2008 (b)(d)                                     225,000             225,518
      5.80%, 7/28/2011                                            175,000             175,532
    Textron Financial Corp
      6.62%, 11/15/2007 (b)                                       275,000             279,898
                                                                             -----------------
                                                                             -----------------
                                                                                      680,948
                                                                             -----------------
                                                                             -----------------
    Finance - Consumer Loans (1.04%)
    American General Finance Corp
      4.88%, 5/15/2010                                            375,000             364,728
    HSBC Finance Corp
      5.45%, 11/16/2009 (b)                                       475,000             477,511
      4.75%, 4/15/2010 (d)                                        200,000             194,546
      5.68%, 9/14/2012 (b)                                        325,000             326,373
    SLM Corp
      5.69%, 1/26/2009 (b)                                        175,000             175,567
      4.75%, 3/ 2/2009 (b)(d)                                     475,000             454,005
      5.66%, 7/26/2010 (b)                                        100,000              99,933
                                                                             -----------------
                                                                             -----------------
                                                                                    2,092,663
                                                                             -----------------
                                                                             -----------------
    Finance - Investment Banker & Broker (2.36%)
    Bear Stearns Cos Inc/The
      5.78%, 1/30/2009 (b)                                        300,000             301,732
    Citigroup Inc
      5.32%, 5/18/2010 (b)                                        575,000             576,600
    Credit Suisse USA Inc
      5.35%, 6/ 2/2008 (b)                                        550,000             550,807
    Goldman Sachs Group Inc
      5.84%, 7/23/2009 (b)                                        175,000             176,147
      5.44%, 3/ 2/2010 (b)                                        300,000             300,448
      6.88%, 1/15/2011                                            450,000             470,468
    JPMorgan Chase & Co
      5.70%, 10/ 2/2009 (b)                                       400,000             401,636
    Lehman Brothers Holdings Inc
      5.41%, 11/10/2009 (b)                                       350,000             351,447
      4.25%, 1/27/2010                                            240,000             230,387
    Merrill Lynch & Co Inc
      5.41%, 2/ 6/2009 (b)                                        150,000             150,706
      4.71%, 3/ 2/2009 (b)                                        195,000             188,949
      5.37%, 2/ 5/2010 (b)                                        200,000             200,720
    Morgan Stanley
      4.00%, 1/15/2010                                            425,000             404,666
      5.79%, 1/15/2010 (b)                                        455,000             457,300
                                                                             -----------------
                                                                             -----------------
                                                                                    4,762,013
                                                                             -----------------
                                                                             -----------------
    Finance - Leasing Company (0.23%)
    Case Credit Corp
      6.75%, 10/21/2007                                           200,000             200,000
    International Lease Finance Corp
      5.80%, 8/15/2007                                            165,000             165,013
      5.91%, 1/15/2010 (b)                                        100,000             100,550
                                                                             -----------------
                                                                             -----------------
                                                                                      465,563
                                                                             -----------------
                                                                             -----------------
    Finance - Mortgage Loan/Banker (2.61%)
    Countrywide Financial Corp
      5.40%, 5/ 5/2008 (b)                                        380,000             380,755
      5.67%, 12/19/2008 (b)                                       230,000             230,470
    Fannie Mae
      5.69%, 2/25/2032 (b)                                        480,142             481,424
      5.64%, 3/25/2035 (b)                                        176,773             176,848

    Fannie Mae Whole Loan
      5.59%, 5/25/2035 (b)                                        517,800             519,184
    Freddie Mac
      5.13%, 12/15/2013                                           797,166             779,756
      5.50%, 1/15/2017                                             96,301              96,137
      4.00%, 1/15/2022                                            800,000             790,170
      5.82%, 6/15/2023 (b)                                        355,237             358,549
      5.57%, 4/15/2030 (b)                                        192,757             192,754
      5.67%, 10/15/2034 (b)                                       307,027             306,245
    Residential Capital Corp
      6.87%, 6/29/2007 (b)                                        550,000             552,774
      6.00%, 2/22/2011                                            200,000             196,258
      6.50%, 4/17/2013                                            210,000             208,914
                                                                             -----------------
                                                                             -----------------
                                                                                    5,270,238
                                                                             -----------------
                                                                             -----------------
    Food - Miscellaneous/Diversified (0.41%)
    ConAgra Foods Inc
      7.88%, 9/15/2010                                            368,000             396,409
    Kraft Foods Inc
      4.63%, 11/ 1/2006                                           440,000             438,873
                                                                             -----------------
                                                                             -----------------
                                                                                      835,282
                                                                             -----------------
                                                                             -----------------
    Food - Retail (0.47%)
    Delhaize America Inc
      8.13%, 4/15/2011                                            100,000             106,393
    Kroger Co/The
      6.38%, 3/ 1/2008                                            485,000             489,520
    Safeway Inc
      6.50%, 11/15/2008                                           175,000             177,883
      5.83%, 3/27/2009 (b)                                        175,000             175,130
                                                                             -----------------
                                                                             -----------------
                                                                                      948,926
                                                                             -----------------
                                                                             -----------------
    Gas - Distribution (0.12%)
    Sempra Energy
      4.75%, 5/15/2009                                            150,000             146,729
    Southern California Gas Co
      5.40%, 12/ 1/2009 (b)                                       100,000             100,159
                                                                             -----------------
                                                                             -----------------
                                                                                      246,888
                                                                             -----------------
                                                                             -----------------
    Home Equity - Other (7.74%)
    AAA Trust
      5.67%, 2/27/2035 (a)(b)                                     344,963             345,689
    ACE Securities Corp
      5.60%, 8/25/2035 (b)                                        750,000             750,318
      5.59%, 10/25/2035 (b)                                       400,000             400,174
    Asset Backed Funding Certificates
      5.65%, 2/25/2035 (b)                                        154,589             154,660
    Bear Stearns Asset Backed Securities Inc
      5.99%, 3/25/2034 (b)                                        565,000             564,989
      5.63%, 2/25/2035 (b)                                        382,402             382,612
    Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (b)(c)                                   1,825,000           1,837,005
    Encore Credit Receivables Trust
      5.59%, 2/25/2035 (b)                                        418,285             418,489
    First NLC Trust
      5.72%, 5/25/2035 (b)                                        475,836             475,827
    First-Citizens Home Equity Loan LLC
      5.58%, 9/15/2022 (a)(b)                                     333,943             333,176
    GMAC Mortgage Corp Loan Trust
      4.62%, 6/25/2035 (b)                                        930,000             917,117
    IXIS Real Estate Capital Trust
      5.63%, 12/25/2035 (b)                                       450,000             450,598

    Mastr Asset Backed Securities Trust
      5.88%, 3/25/2035 (b)                                        575,000             577,179
    Merrill Lynch Mortgage Investors Inc
      5.59%, 2/25/2036 (b)                                        475,000             475,247
    Morgan Stanley ABS Capital I
      5.68%, 11/25/2034 (b)                                       126,027             126,121
      5.60%, 12/25/2034 (b)                                        27,489              27,517
      5.64%, 9/25/2035 (b)(e)                                     800,000             801,524
    New Century Home Equity Loan Trust
      5.68%, 3/25/2035 (b)                                         86,249              86,355
      5.65%, 7/25/2035 (b)                                      1,000,000           1,002,381
    Option One Mortgage Loan Trust
      5.63%, 2/25/2035 (b)                                        658,387             659,266
      5.60%, 5/25/2035 (b)                                        600,000             600,734
    Residential Asset Securities Corp
      4.47%, 3/25/2032                                          1,410,000           1,374,111
      7.18%, 4/25/2032 (b)                                         11,441              11,456
      5.65%, 12/25/2033 (b)                                       325,730             326,629
      6.54%, 3/25/2035 (b)                                         50,000              50,284
      5.59%, 5/25/2035 (b)                                        575,000             575,411
    Structured Asset Securities Corp
      5.60%, 3/25/2035 (b)                                        512,669             512,785
    Waverly Community School
      5.77%, 5/25/2036 (b)(c)                                   1,400,000           1,398,860
                                                                             -----------------
                                                                             -----------------
                                                                                   15,636,514
                                                                             -----------------
                                                                             -----------------
    Home Equity - Sequential (0.57%)
    New Century Home Equity Loan Trust
      3.56%, 11/25/2033                                           163,948             163,089
      4.76%, 11/25/2033                                         1,000,000             988,034
                                                                             -----------------
                                                                             -----------------
                                                                                    1,151,123
                                                                             -----------------
                                                                             -----------------
    Hotels & Motels (0.10%)
    Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                            200,000             201,250
                                                                             -----------------
                                                                             -----------------

    Industrial Gases (0.10%)
    Airgas Inc
      7.75%, 9/15/2006                                            200,000             200,500
                                                                             -----------------
                                                                             -----------------

    Insurance Brokers (0.28%)
    AON Corp
      6.95%, 1/15/2007 (b)                                        170,000             170,810
    Marsh & McLennan Cos Inc
      5.64%, 7/13/2007 (b)                                        175,000             174,928
      3.63%, 2/15/2008                                            220,000             213,221
                                                                             -----------------
                                                                             -----------------
                                                                                      558,959
                                                                             -----------------
                                                                             -----------------
    Investment Management & Advisory Services (0.21%)
    Ameriprise Financial Inc
      5.35%, 11/15/2010                                           420,000             415,663
                                                                             -----------------
                                                                             -----------------

    Life & Health Insurance (1.23%)
    AmerUs Group Co
      6.58%, 5/16/2011                                            500,000             504,475
    Cigna Corp
      8.25%, 1/ 1/2007                                            250,000             252,343
    Lincoln National Corp
      5.25%, 6/15/2007                                            160,000             159,063
    Pacific Life Global Funding
      5.67%, 6/22/2011 (a)(b)                                     175,000             175,150

    Phoenix Cos Inc/The
      6.68%, 2/16/2008                                            550,000             552,633
    Prudential Financial Inc
      5.46%, 6/13/2008 (b)                                        250,000             250,473
    Sun Life Financial Global Funding LP
      5.74%, 7/ 6/2010 (a)(b)                                     175,000             175,319
    Torchmark Corp
      6.25%, 12/15/2006                                           245,000             245,092
    UnumProvident Corp
      6.00%, 5/15/2008                                            175,000             175,250
                                                                             -----------------
                                                                             -----------------
                                                                                    2,489,798
                                                                             -----------------
                                                                             -----------------
    Medical - Hospitals (0.20%)
    HCA Inc
      8.85%, 1/ 1/2007 (d)                                        100,000             100,897
      7.00%, 7/ 1/2007                                             85,000              85,319
    United Surgical Partners International
      10.00%, 12/15/2011                                          200,000             212,750
                                                                             -----------------
                                                                             -----------------
                                                                                      398,966
                                                                             -----------------
                                                                             -----------------
    Medical - Nursing Homes (0.05%)
    Extendicare Health Services Inc
      9.50%, 7/ 1/2010                                            100,000             104,375
                                                                             -----------------
                                                                             -----------------

    Medical Products (0.15%)
    Mallinckrodt Inc
      6.50%, 11/15/2007                                           300,000             302,419
                                                                             -----------------
                                                                             -----------------

    Mortgage Backed Securities (34.03%)
    ACT Depositor Corp
      5.70%, 9/22/2041 (a)(b)(e)                                  774,897             772,921
    Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                                           281,978             285,538
      0.17%, 9/10/2045                                         87,390,000             926,159
      0.09%, 10/10/2045                                        87,424,164             451,458
    Banc of America Large Loan
      5.64%, 2/ 9/2021 (a)(b)                                     200,000             200,644
    Banc of America Mortgage Securities
      4.78%, 5/25/2035 (b)                                        950,000             932,448
    Bank of America Alternative Loan Trust
      5.78%, 6/25/2036 (b)(c)(e)                                  958,671             958,671
    Bear Stearns Adjustable Rate Mortgage Trust
      5.10%, 9/25/2034 (b)                                        588,187             582,429
    Bear Stearns Alt-A Trust
      5.66%, 7/25/2035 (b)                                         79,832              79,893
    Bear Stearns Commercial Mortgage Securities Inc
      5.69%, 6/15/2017 (a)(b)                                     525,000             524,836
      7.64%, 2/15/2032                                            334,819             341,875
      3.97%, 11/11/2035                                           382,368             370,741
      0.58%, 5/11/2039 (a)(b)                                   3,552,244              68,242
      0.24%, 2/11/2041 (b)                                     24,266,062             293,183
      4.13%, 11/11/2041                                         2,100,000           2,025,929
      4.57%, 7/11/2042                                            500,000             478,858
    Bella Vista Mortgage Trust
      5.63%, 5/20/2045 (b)                                        398,299             399,496
    Chase Commercial Mortgage Securities Corp
      7.03%, 1/15/2032                                            133,501             133,547
      7.32%, 10/15/2032                                         1,000,000           1,057,607
      7.56%, 10/15/2032                                           500,000             536,239

    Chase Manhattan Bank-First Union National
      7.13%, 8/15/2031                                            944,422             945,980
    Commercial Mortgage Pass Through Certificates
      3.25%, 6/10/2038                                            251,922             235,644
    Countrywide Alternative Loan Trust
      5.59%, 7/20/2035 (b)(c)                                     425,288             427,044
      6.00%, 5/25/2036                                            976,044             971,450
      5.52%, 6/25/2036 (b)(c)(e)                                  800,000             800,000
      5.66%, 6/25/2036 (b)(c)                                   1,931,444           1,931,952
      5.65%, 5/20/2046 (b)(e)                                   1,945,999           1,953,538
    Countrywide Asset-Backed Certificates
      5.66%, 11/25/2035 (b)                                       425,000             425,230
      5.65%, 1/25/2036 (b)(e)                                     800,000             801,645
    Countrywide Home Loan Mortgage Pass
        Through Certificates
      4.50%, 1/25/2033                                             55,478              54,910
      4.49%, 12/25/2033                                         1,500,000           1,442,820
      4.50%, 6/20/2035 (b)(e)                                     800,000             788,158
    CS First Boston Mortgage Securities Corp
      6.25%, 12/16/2035                                           500,000             503,224
      6.38%, 12/16/2035                                           600,000             617,976
      0.48%, 11/15/2036 (a)(b)                                 15,241,734             638,217
      0.26%, 8/15/2038 (a)                                     51,500,000             661,878
    First Union Commercial Mortgage Securities
      7.38%, 4/18/2029                                            167,537             168,137
    First Union National Bank Commercial Mortgage
      5.59%, 2/12/2034                                             28,760              28,809
    First Union-Lehman Brothers-Bank of America
      6.56%, 11/18/2035                                           125,989             127,542
    Ge Capital Commercial Mortgage Corp
      6.32%, 1/15/2033                                              7,135               7,117
      5.99%, 12/10/2035                                           330,000             334,489
      3.35%, 8/11/2036                                             69,239              68,660
      0.61%, 3/10/2040 (a)(b)                                   3,041,226              63,714
    GMAC Commercial Mortgage Securities Inc
      6.57%, 9/15/2033                                              2,381               2,376
      0.45%, 8/10/2038 (a)(b)                                  70,180,723           1,139,314
      4.32%, 10/15/2038                                            25,842              25,664
    Greenpoint Mortgage Funding Trust
      5.65%, 6/25/2045 (b)                                        332,156             332,220
      5.69%, 6/25/2045 (b)                                        326,559             327,385
      5.69%, 10/25/2045 (b)                                       493,921             496,170
    Greenwich Capital Commercial Funding Corp
      0.13%, 4/10/2037 (a)                                    164,800,000           1,045,656
      0.80%, 8/10/2042 (a)(b)                                   8,070,000             230,907
    GSR Mortgage Loan Trust
      4.77%, 7/25/2035 (b)                                        755,321             738,730
    Heller Financial Commercial Mortgage Asset Corp
      7.84%, 1/17/2034 (b)                                      1,000,000           1,074,161
    Impac CMB Trust
      5.88%, 10/25/2033 (b)                                       164,188             164,278
      6.32%, 10/25/2033 (b)                                       188,419             188,507
      5.69%, 4/25/2035 (b)                                        317,882             318,136
      5.82%, 4/25/2035 (b)                                        226,695             227,018
      5.69%, 8/25/2035 (b)                                        182,199             182,280
      5.90%, 8/25/2035 (b)                                        150,675             151,060
      5.92%, 8/25/2035 (b)                                        234,383             235,092
    Impac Secured Assets CMN Owner Trust
      3.71%, 3/25/2034                                             66,769              66,466
    Indymac Index Mortgage Loan Trust
      5.69%, 4/25/2034 (b)                                        511,741             512,830
    Indymac Index Mortgage Loan Trust (continued)
      5.61%, 4/25/2035 (b)                                        287,920             289,066
      5.72%, 4/25/2035 (b)                                        250,640             251,679
      5.69%, 8/25/2035 (b)                                        404,383             406,148
    JP Morgan Chase Commercial Mortgage Securities
      4.55%, 5/12/2034                                             82,469              82,180
      0.57%, 10/12/2035 (a)(b)                                 11,731,478             430,287
      6.04%, 11/15/2035                                           682,894             689,917
      0.37%, 10/12/2037 (a)(b)                                  4,372,777             185,327
      4.37%, 10/12/2037                                           571,787             557,404
      3.48%, 6/12/2041                                            553,353             534,787
    JP Morgan Commercial Mortgage Finance Corp
      7.16%, 9/15/2029                                            155,000             156,481
    JP Morgan Mortgage Trust
      3.81%, 5/25/2034                                            769,825             746,167
      5.13%, 6/25/2035 (b)                                        627,714             619,220
      5.86%, 6/25/2036 (b)(c)                                   1,355,709           1,353,174
    LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                                            339,362             343,737
      5.97%, 3/15/2026                                            273,715             274,292
      4.90%, 6/15/2026                                          1,685,000           1,673,033
      2.60%, 5/15/2027                                             66,003              63,613
      3.09%, 5/15/2027                                            300,000             288,341
      4.19%, 8/15/2029                                            220,000             212,804
      3.63%, 10/15/2029                                           997,038             967,836
      4.44%, 12/15/2029 (b)                                     1,000,000             958,337
      1.15%, 3/15/2036 (a)(b)                                   2,190,601              76,356
    MASTR Asset Securitization Trust
      5.25%, 9/25/2033 (b)                                        561,381             552,860
    Merrill Lynch Mortgage Trust
      0.21%, 11/12/2035 (a)(b)                                 40,255,395             308,276
      0.16%, 7/12/2038                                        142,600,775           1,262,587
      3.59%, 9/12/2041                                            285,808             278,056
      0.29%, 9/12/2042 (b)                                     70,042,298             861,450
    Morgan Stanley Capital I
      5.62%, 5/24/2043 (a)(b)(c)                                  750,000             750,000
    Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                            178,496             182,220
    Nationslink Funding Corp
      7.23%, 6/20/2031                                            750,000             768,925
    New Century Alternative Mortgage Loan Trust
      5.91%, 7/25/2036 (b)(c)                                   1,275,000           1,275,217
    Prudential Securities Secured Financing
      6.48%, 11/ 1/2031                                           397,068             403,871
    Sequoia Mortgage Trust
      5.61%, 2/20/2035 (b)                                        104,233             104,186
    Specialty Underwriting & Residential Finance
      5.90%, 2/25/2035 (b)                                         85,000              85,506
      5.61%, 12/25/2035 (b)(e)                                  1,000,000           1,000,704
      5.61%, 3/25/2036 (b)                                        460,000             460,828
    Structured Adjustable Rate Mortgage Loan Trust
      4.69%, 7/25/2034 (b)                                      1,000,000             974,082
      6.09%, 8/25/2034 (b)                                        472,602             473,414
      5.64%, 3/25/2035 (b)                                        333,982             334,053
    Structured Asset Mortgage Investments Inc
      5.69%, 5/25/2045 (b)                                        340,637             341,884
      5.69%, 9/25/2045 (b)                                        344,215             345,666
    Structured Asset Securities Corp
      5.50%, 6/25/2036 (b)                                      1,450,000           1,448,350

    Thornburg Mortgage Securities Trust
      5.65%, 10/25/2035 (b)                                       559,298             560,009
    Wachovia Bank Commercial Mortgage Trust
      0.23%, 1/15/2041 (a)(b)                                  21,617,607             180,096
      0.35%, 4/15/2042 (a)(b)                                  79,523,594           1,275,161
    Wamu Alternative Mortgage
        Pass-Through Certificates
      5.66%, 6/25/2046 (b)(c)                                     957,075             957,075
    Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (a)                                      1,030,527             987,594
    Washington Mutual Inc
      4.48%, 3/25/2033 (b)                                        504,482             494,785
      3.18%, 9/25/2033                                             76,195              75,537
      4.06%, 10/25/2033 (b)                                     1,250,000           1,214,587
      4.84%, 9/25/2035 (b)                                      1,027,047           1,010,271
      5.73%, 7/25/2044 (b)                                        261,578             263,486
      5.78%, 1/25/2045 (b)                                      2,400,000           2,416,529
      5.61%, 4/25/2045 (b)                                         46,446              46,490
      5.65%, 4/25/2045 (b)                                        207,460             207,768
      5.68%, 7/25/2045 (b)                                        399,000             399,804
      5.64%, 11/25/2045 (b)                                       563,023             565,349
    Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (b)                                      1,857,780           1,818,716
                                                                             -----------------
                                                                             -----------------
                                                                                   68,722,676
                                                                             -----------------
                                                                             -----------------
    Multi-Line Insurance (0.48%)
    ACE Ltd
      6.00%, 4/ 1/2007                                            200,000             200,339
    CNA Financial Corp
      6.60%, 12/15/2008                                           549,000             560,226
    Hartford Financial Services Group Inc
      4.70%, 9/ 1/2007                                            210,000             207,881
                                                                             -----------------
                                                                             -----------------
                                                                                      968,446
                                                                             -----------------
                                                                             -----------------
    Multimedia (0.84%)
    EW Scripps Co
      4.30%, 6/30/2010                                            230,000             218,604
    Media General Inc
      6.95%, 9/ 1/2006                                            200,000             200,063
    News America Inc
      4.75%, 3/15/2010                                            400,000             387,829
    Thomson Corp/The
      5.75%, 2/ 1/2008                                            185,000             185,146
    Time Warner Entertainment Co LP
      7.25%, 9/ 1/2008                                            350,000             360,833
    Viacom Inc
      5.69%, 6/16/2009 (a)(b)                                     350,000             349,973
                                                                             -----------------
                                                                             -----------------
                                                                                    1,702,448
                                                                             -----------------
                                                                             -----------------
    Mutual Insurance (0.21%)
    Health Care Service Corp
      7.75%, 6/15/2011 (a)                                        400,000             433,326
                                                                             -----------------
                                                                             -----------------

    Oil - Field Services (0.10%)
    Hanover Equipment Trust
      8.50%, 9/ 1/2008 (b)                                        200,000             203,500
                                                                             -----------------
                                                                             -----------------

    Oil Company - Exploration & Production (0.35%)
    Pemex Project Funding Master Trust
      6.13%, 8/15/2008                                            350,000             350,700
      8.00%, 11/15/2011                                           125,000             135,000

    Vintage Petroleum Inc
      8.25%, 5/ 1/2012                                            200,000             211,572
                                                                             -----------------
                                                                             -----------------
                                                                                      697,272
                                                                             -----------------
                                                                             -----------------
    Oil Company - Integrated (0.23%)
    Occidental Petroleum Corp
      4.00%, 11/30/2007                                           190,000             186,480
    Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                            275,000             287,972
                                                                             -----------------
                                                                             -----------------
                                                                                      474,452
                                                                             -----------------
                                                                             -----------------
    Oil Field Machinery & Equipment (0.11%)
    Cameron International Corp
      2.65%, 4/15/2007                                            225,000             220,308
                                                                             -----------------
                                                                             -----------------

    Oil Refining & Marketing (0.26%)
    Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                            225,000             239,153
    Valero Energy Corp
      6.88%, 4/15/2012                                            275,000             288,278
                                                                             -----------------
                                                                             -----------------
                                                                                      527,431
                                                                             -----------------
                                                                             -----------------
    Paper & Related Products (0.21%)
    Bowater Inc
      8.33%, 3/15/2010 (b)(d)                                     175,000             176,312
    Union Camp Corp
      7.00%, 8/15/2006                                            249,000             249,138
                                                                             -----------------
                                                                             -----------------
                                                                                      425,450
                                                                             -----------------
                                                                             -----------------
    Pharmacy Services (0.17%)
    Caremark Rx Inc
      7.38%, 10/ 1/2006                                           335,000             335,813
                                                                             -----------------
                                                                             -----------------

    Pipelines (0.86%)
    Duke Capital LLC
      4.33%, 11/16/2006                                           300,000             298,683
    Enbridge Energy Partners LP
      4.00%, 1/15/2009                                            200,000             191,983
    Kinder Morgan Energy Partners LP
      5.35%, 8/15/2007                                            125,000             123,629
    Kinder Morgan Inc
      6.50%, 9/ 1/2012                                            350,000             334,911
    Northwest Pipeline Corp
      8.13%, 3/ 1/2010                                            200,000             207,000
    Southern Natural Gas Co
      8.88%, 3/15/2010                                            175,000             184,931
    TEPPCO Partners LP
      7.63%, 2/15/2012                                            375,000             400,337
                                                                             -----------------
                                                                             -----------------
                                                                                    1,741,474
                                                                             -----------------
                                                                             -----------------
    Power Converter & Supply Equipment (0.07%)
    Cooper Industries Inc
      5.25%, 7/ 1/2007                                            140,000             139,001
                                                                             -----------------
                                                                             -----------------

    Property & Casualty Insurance (0.40%)
    Markel Corp
      7.00%, 5/15/2008                                            450,000             458,405
    WR Berkley Corp
      9.88%, 5/15/2008                                            325,000             349,366
                                                                             -----------------
                                                                             -----------------
                                                                                      807,771
                                                                             -----------------
                                                                             -----------------

    Property Trust (0.11%)
    Westfield Capital Corp Ltd
      5.45%, 11/ 2/2007 (a)(b)                                    225,000             225,610
                                                                             -----------------
                                                                             -----------------

    Publishing - Books (0.08%)
    Reed Elsevier Capital Inc
      6.13%, 8/ 1/2006                                            165,000             165,000
                                                                             -----------------
                                                                             -----------------

    Publishing - Periodicals (0.10%)
    Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                           200,000             211,250
                                                                             -----------------
                                                                             -----------------

    Real Estate Operator & Developer (0.21%)
    Duke Realty LP
      3.35%, 1/15/2008                                            175,000             169,605
    EOP Operating LP
      6.11%, 10/ 1/2010 (b)                                       250,000             252,299
                                                                             -----------------
                                                                             -----------------
                                                                                      421,904
                                                                             -----------------
                                                                             -----------------
    Regional Banks (0.82%)
    Keycorp
      5.71%, 7/23/2007 (b)                                        275,000             275,624
    NB Capital Trust
      7.83%, 12/15/2026                                           375,000             392,017
    PNC Funding Corp
      4.50%, 3/10/2010                                            350,000             339,306
    Wachovia Corp
      5.38%, 3/ 1/2012 (b)                                        275,000             275,290
    Wells Fargo & Co
      4.00%, 9/10/2012 (b)                                        375,000             367,704
                                                                             -----------------
                                                                             -----------------
                                                                                    1,649,941
                                                                             -----------------
                                                                             -----------------
    REITS - Apartments (0.17%)
    Camden Property Trust
      5.88%, 6/ 1/2007                                             45,000              45,091
      4.38%, 1/15/2010                                            200,000             192,493
    United Dominion Realty Trust Inc
      4.50%, 3/ 3/2008                                            110,000             107,965
                                                                             -----------------
                                                                             -----------------
                                                                                      345,549
                                                                             -----------------
                                                                             -----------------
    REITS - Diversified (0.57%)
    iStar Financial Inc
      6.55%, 3/12/2007 (b)                                        275,000             276,740
      5.66%, 3/ 3/2008 (b)                                        275,000             275,587
      5.65%, 9/15/2011                                            200,000             197,323
    Liberty Property LP
      7.75%, 4/15/2009                                            385,000             403,578
                                                                             -----------------
                                                                             -----------------
                                                                                    1,153,228
                                                                             -----------------
                                                                             -----------------
    REITS - Healthcare (0.10%)
    National Health Investors Inc
      7.30%, 7/16/2007                                            200,000             201,394
                                                                             -----------------
                                                                             -----------------

    REITS - Hotels (0.10%)
    Host Marriott LP
      9.50%, 1/15/2007                                            200,000             202,750
                                                                             -----------------
                                                                             -----------------

    REITS - Office Property (0.55%)
    Brandywine Operating Partnership Lp/PA
      5.96%, 4/ 1/2009 (b)                                        175,000             175,121
      5.63%, 12/15/2010                                           205,000             202,454

    HRPT Properties Trust
      5.94%, 3/16/2011 (b)                                        375,000             375,380
      6.95%, 4/ 1/2012                                            350,000             365,208
                                                                             -----------------
                                                                             -----------------
                                                                                    1,118,163
                                                                             -----------------
                                                                             -----------------
    REITS - Regional Malls (0.14%)
    Simon Property Group LP
      3.75%, 1/30/2009                                            225,000             215,244
      4.60%, 6/15/2010                                             65,000              62,742
                                                                             -----------------
                                                                             -----------------
                                                                                      277,986
                                                                             -----------------
                                                                             -----------------
    REITS - Shopping Centers (0.41%)
    Developers Diversified Realty Corp
      3.88%, 1/30/2009                                            510,000             488,320
    Kimco Realty Corp
      5.35%, 8/ 1/2006 (b)                                        350,000             350,000
                                                                             -----------------
                                                                             -----------------
                                                                                      838,320
                                                                             -----------------
                                                                             -----------------
    Rental - Auto & Equipment (0.20%)
    Erac USA Finance Co
      5.40%, 4/30/2009 (a)                                        400,000             400,404
                                                                             -----------------
                                                                             -----------------

    Retail - Major Department Store (0.24%)
    May Department Stores Co/The
      3.95%, 7/15/2007                                            455,000             447,193
      7.45%, 9/15/2011                                             35,000              37,286
                                                                             -----------------
                                                                             -----------------
                                                                                      484,479
                                                                             -----------------
                                                                             -----------------
    Retail - Regional Department Store (0.15%)
    JC Penney Corp Inc
      8.13%, 4/ 1/2027                                            300,000             309,471
                                                                             -----------------
                                                                             -----------------

    Retail - Restaurants (0.09%)
    Yum! Brands Inc
      7.65%, 5/15/2008                                            175,000             180,693
                                                                             -----------------
                                                                             -----------------

    Retail - Toy Store (0.05%)
    Toys R US Inc
      6.88%, 8/ 1/2006                                            100,000             100,000
                                                                             -----------------
                                                                             -----------------

    Rubber - Tires (0.12%)
    Goodyear Tire & Rubber Co/The
      6.63%, 12/ 1/2006                                           250,000             249,375
                                                                             -----------------
                                                                             -----------------

    Savings & Loans - Thrifts (0.60%)
    Amsouth Bank NA/Birmingham AL
      2.82%, 11/ 3/2006                                           165,000             163,904
    Washington Mutual Inc
      5.56%, 3/20/2008 (b)                                        225,000             225,340
      4.00%, 1/15/2009 (d)                                        200,000             192,977
      5.81%, 1/15/2010 (b)                                        275,000             276,172
      5.74%, 3/22/2012 (b)                                        350,000             348,875
                                                                             -----------------
                                                                             -----------------
                                                                                    1,207,268
                                                                             -----------------
                                                                             -----------------
    Sovereign (0.14%)
    Mexico Government International Bond
      8.38%, 1/14/2011                                            250,000             276,500
                                                                             -----------------
                                                                             -----------------

    Special Purpose Banks (0.08%)
    Korea Development Bank
      3.88%, 3/ 2/2009                                            175,000             168,007
                                                                             -----------------
                                                                             -----------------

    Special Purpose Entity (0.63%)
    BAE Systems Holdings Inc
      4.75%, 8/15/2010 (a)                                        500,000             481,174
    Fondo LatinoAmericano De Reservas
      3.00%, 8/ 1/2006 (a)                                        175,000             175,000
    Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                                            185,000             174,342
    Xlliac Global Funding
      5.44%, 6/ 2/2008 (a)(b)                                     450,000             450,504
                                                                             -----------------
                                                                             -----------------
                                                                                    1,281,020
                                                                             -----------------
                                                                             -----------------
    Supranational Bank (0.27%)
    Corp Andina de Fomento
      5.37%, 3/16/2007 (b)                                        225,000             225,026
      7.38%, 1/18/2011                                            300,000             318,234
                                                                             -----------------
                                                                             -----------------
                                                                                      543,260
                                                                             -----------------
                                                                             -----------------
    Telecommunication Services (0.37%)
    Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                                          250,000             260,000
    Mastec Inc
      7.75%, 2/ 1/2008 (d)                                        200,000             199,000
    TELUS Corp
      8.00%, 6/ 1/2011                                            100,000             109,238
    Verizon Global Funding Corp
      5.30%, 8/15/2007 (b)                                        175,000             175,091
                                                                             -----------------
                                                                             -----------------
                                                                                      743,329
                                                                             -----------------
                                                                             -----------------
    Telephone - Integrated (1.49%)
    AT&T Inc
      5.30%, 11/15/2010                                           250,000             245,787
    Deutsche Telekom International Finance BV
      5.63%, 3/23/2009 (b)                                        375,000             375,242
    Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                            225,000             223,313
    Sprint Capital Corp
      7.63%, 1/30/2011                                            250,000             266,829
    Telecom Italia Capital SA
      4.00%, 11/15/2008                                           320,000             308,391
      6.11%, 7/18/2011 (b)                                        400,000             400,196
    Telefonica Emisones SAU
      5.71%, 6/19/2009 (b)(d)                                     400,000             400,312
    Telefonica Europe BV
      7.75%, 9/15/2010                                            375,000             400,458
    Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                           325,000             315,701
    Verizon Communications Inc
      5.35%, 2/15/2011                                             70,000              68,848
                                                                             -----------------
                                                                             -----------------
                                                                                    3,005,077
                                                                             -----------------
                                                                             -----------------
    Television (0.10%)
    Univision Communications Inc
      2.88%, 10/15/2006                                           205,000             203,595
                                                                             -----------------
                                                                             -----------------

    Textile - Home Furnishings (0.39%)
    Mohawk Industries Inc
      6.50%, 4/15/2007                                            780,000             783,953
                                                                             -----------------
                                                                             -----------------

    Transport - Rail (0.08%)
    CSX Corp
      5.43%, 8/ 3/2006 (b)                                        152,000             152,000
                                                                             -----------------
                                                                             -----------------

    Transport - Services (0.07%)
    Ryder System Inc
      5.95%, 5/ 2/2011                                            145,000             145,519
                                                                             -----------------
                                                                             -----------------
    TOTAL BONDS                                                            $      168,905,370
                                                                             -----------------
                                                                             -----------------
    U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
        (20.19%) Federal Home Loan
    Mortgage Corporation (FHLMC) (3.07%)
      5.50%, 12/ 1/2008                                            28,602              28,370
      5.50%, 2/ 1/2009                                             58,728              58,053
      5.50%, 3/ 1/2009                                             32,612              32,238
      5.50%, 4/ 1/2009                                             66,368              65,605
      6.50%, 4/ 1/2009                                             18,101              18,235
      5.00%, 9/ 1/2009                                             78,701              77,014
      9.00%, 9/ 1/2009                                             17,019              17,097
      4.50%, 11/ 1/2009                                           138,655             134,210
      4.50%, 12/ 1/2009                                           335,988             325,216
      4.50%, 1/ 1/2010                                            143,953             138,830
      4.50%, 2/ 1/2010                                            491,275             473,789
      4.50%, 4/ 1/2010                                            206,730             201,211
      4.50%, 9/ 1/2010                                            337,339             325,332
      4.50%, 11/ 1/2010                                           881,986             850,593
      4.50%, 2/ 1/2011                                            137,453             132,193
      4.50%, 4/ 1/2011                                            162,808             156,578
      4.50%, 6/ 1/2011                                            520,625             505,300
      4.50%, 7/ 1/2011                                            187,961             180,768
      4.50%, 10/ 1/2011                                           323,494             311,115
      4.50%, 11/ 1/2011                                           759,143             730,093
      6.50%, 4/ 1/2015                                             10,241              10,439
      6.50%, 12/ 1/2015                                            36,932              37,455
      7.00%, 12/ 1/2022                                           169,767             174,514
      7.50%, 12/ 1/2029                                             4,187               4,347
      7.25%, 12/ 1/2007                                            11,976              11,999
      8.00%, 12/ 1/2011                                             5,854               5,918
      4.56%, 1/ 1/2035 (b)                                        422,416             410,817
      4.84%, 9/ 1/2035 (b)                                        796,077             782,114
                                                                             -----------------
                                                                             -----------------
                                                                                    6,199,443
                                                                             -----------------
                                                                             -----------------
    Federal National Mortgage
        Association (FNMA) (4.00%)
      5.50%, 2/ 1/2009                                            178,446             176,353
      5.50%, 5/ 1/2009                                              8,499               8,399
      5.50%, 10/ 1/2009                                           102,880             101,673
      4.50%, 12/ 1/2009                                            29,167              28,240
      4.50%, 3/ 1/2010                                            278,057             268,319
      4.00%, 5/ 1/2010                                            545,374             519,454
      4.50%, 5/ 1/2010                                             94,194              90,979
      4.00%, 6/ 1/2010                                            281,102             267,743
      4.00%, 7/ 1/2010                                            324,015             308,616
      4.00%, 8/ 1/2010                                            213,158             203,027
      4.50%, 8/ 1/2011                                            425,661             409,674
      4.50%, 9/ 1/2011                                            184,207             177,289
      8.50%, 5/ 1/2022                                             43,215              46,005
      9.00%, 2/ 1/2025                                             11,991              12,945
      8.00%, 5/ 1/2027                                             11,332              11,995
      6.00%, 7/ 1/2028                                             83,776              83,656
      7.50%, 10/ 1/2029                                            21,651              22,442
      4.37%, 7/ 1/2034 (b)                                        912,739             892,138
      4.28%, 8/ 1/2034 (b)                                        526,172             513,045
      4.42%, 9/ 1/2034 (b)                                        758,236             738,703
      4.36%, 1/ 1/2035 (b)                                        450,083             451,639
      4.50%, 1/ 1/2035 (b)                                        716,640             699,735
      4.02%, 2/ 1/2035 (b)                                        644,794             651,565

      4.58%, 4/ 1/2035 (b)                                        942,871             920,190
      5.55%, 6/ 1/2035 (b)                                        466,768             475,485
                                                                             -----------------
                                                                             -----------------
                                                                                    8,079,309
                                                                             -----------------
                                                                             -----------------
    U.S. Treasury (13.12%)
      4.25%, 10/31/2007 (d)(f)                                 11,875,000          11,758,102
      4.13%, 8/15/2008 (d)(f)                                   5,000,000           4,925,780
      3.88%, 5/15/2010 (d)                                      1,150,000           1,109,255
      4.50%, 11/15/2010 (d)                                       500,000             492,227
      4.88%, 2/15/2012 (d)(f)                                   3,625,000           3,620,045
      4.38%, 8/15/2012 (d)                                      2,850,000           2,770,622
      4.50%, 2/15/2016                                          1,900,000           1,830,086
                                                                             -----------------
                                                                             -----------------
                                                                                   26,506,117
                                                                             -----------------
                                                                             -----------------
 TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                  $       40,784,869
                                                                             -----------------
                                                                             -----------------
    SHORT TERM INVESTMENTS (5.06%)
    Commercial Paper (5.06%)
    Burlington Northern Santa Fe
      5.33%, 8/ 1/2006 (e)                                        400,000             400,000
    Investment in Joint Trading Account; Federal
         Home Loan Bank
      5.05%, 8/ 1/2006                                            732,998             732,998
    Investment in Joint Trading Account; HSBC Funding
      5.30%, 8/ 1/2006                                          9,081,130           9,081,130
                                                                             -----------------
                                                                             -----------------
                                                                                   10,214,128
                                                                             -----------------
                                                                             -----------------
    TOTAL SHORT TERM INVESTMENTS                                           $       10,214,128
                                                                             -----------------
                                                                             -----------------
    MONEY MARKET FUNDS (4.01%)
    BNY Institutional Cash Reserve Fund (e)                     8,089,000           8,089,000
                                                                             -----------------
                                                                             -----------------
    TOTAL MONEY MARKET FUNDS                                               $        8,089,000
                                                                             -----------------
                                                                             -----------------
    Total Investments                                                      $      227,993,367
Liabilities in Excess of Other Assets, Net - (12.89)%                         (26,036,965)
                                                                             -----------------
                                                                             -----------------
    TOTAL NET ASSETS - 100.00%                                             $      201,956,402

                                                                             =================

    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid.  At the end of the
        period, the value of these securities totaled
         $16,061,920 or 7.95% of net assets.


    (b) Variable Rate
    (c) Market value is determined in accordance with procedures established in good faith by the
        Board of Directors.  At the end of the
        period, the value of these securities totaled
         $14,866,969 or 7.36% of net assets.

    (d) Security or a portion of the security was on loan at the end of the period.
    (e) Security was purchased with the cash proceeds from securities loans.
    (f) Security or a portion of the security was
        pledged as collateral for reverse repurchase
         agreements.  At the end of the period, the
        value of these securities totaled $11,489,860
         or 5.69% of net assets.


    Unrealized Appreciation (Depreciation)
    Unrealized Appreciation                                                                             $161,571
    Unrealized Depreciation                                                                           (3,572,464)
                                                                                                   --------------
                                                                                                   --------------
    Net Unrealized Appreciation (Depreciation)                                                        (3,410,893)
    Cost for federal income tax purposes                                                             231,404,260


               SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS


                                                                                           Unrealized
                                                                      Notional            Appreciation/
    Description                                                        Amount            (Depreciation)
    ------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------
    Receive a monthly return equal to the Lehman
    ERISA Eligible CMBS Index andpay monthly a floating rate
    based on 1-month LIBOR with Morgan Stanley.  Expires November 2006     3,000,000             $29,560



    Portfolio Summary (unaudited)
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
    Sector                                                                                        Percent
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
    Mortgage Securities                                                                            42.39%
    Financial                                                                                      21.37%
    Asset Backed Securities                                                                        17.93%
    Government                                                                                     13.89%
    Communications                                                                                  4.18%
    Utilities                                                                                       3.51%
    Consumer, Cyclical                                                                              2.60%
    Consumer, Non-cyclical                                                                          2.52%
    Energy                                                                                          1.91%
    Industrial                                                                                      1.29%
    Basic Materials                                                                                 0.68%
    Technology                                                                                      0.62%
    Liabilities in Excess of Other Assets, Net                                                   (-12.89%)
                                                                                              ---------------------
                                                                                              ---------------------
    TOTAL NET ASSETS                                                                              100.00%
                                                                                              =====================
                                                                                              =====================

    Other Assets Summary (unaudited)
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
    Asset Type                                                                                    Percent
    ---------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------
    Total Return Swaps                                                                              0.01%



      Schedule of Investments
      July 31, 2006 (unaudited)
      SmallCap Blend Fund
                                                          Shares
                                                           Held                             Value
                                                        ------------------------- ----------------------------------

      COMMON STOCKS (96.67%)
      Advertising Services (0.30%)
      inVentiv Health Inc (a)(b)                                          33,666      $                     939,281
                                                                                        ----------------------------

      Aerospace & Defense (0.59%)
      Teledyne Technologies Inc (b)                                       48,049                          1,833,550
                                                                                        ----------------------------

      Aerospace & Defense Equipment (1.01%)
      BE Aerospace Inc (a)(b)                                             67,820                          1,678,545
      DRS Technologies Inc                                                31,478                          1,457,117
                                                                                        ----------------------------
                                                                                                          3,135,662
                                                                                        ----------------------------
      Airlines (0.88%)
      Alaska Air Group Inc (b)                                            29,920                          1,110,929
      Continental Airlines Inc (a)(b)                                     61,620                          1,623,071
                                                                                        ----------------------------
                                                                                                          2,734,000
                                                                                        ----------------------------
      Apparel Manufacturers (1.43%)
      Guess ? Inc (b)                                                     46,680                          1,988,568
      Oxford Industries Inc (a)                                           23,195                            822,495
      Phillips-Van Heusen                                                 45,530                          1,617,681
                                                                                        ----------------------------
                                                                                                          4,428,744
                                                                                        ----------------------------
      Applications Software (0.53%)
      Nuance Communications Inc (a)(b)                                    75,976                            703,538
      Verint Systems Inc (b)                                              34,878                            953,913
                                                                                        ----------------------------
                                                                                                          1,657,451
                                                                                        ----------------------------
      Auto/Truck Parts & Equipment - Original (0.60%)
      Tenneco Inc (b)                                                     80,749                          1,875,799
                                                                                        ----------------------------

      Building - Mobile Home & Manufactured Housing
      (0.57%)
      Champion Enterprises Inc (a)(b)                                     83,990                            556,854
      Thor Industries Inc (a)                                             28,322                          1,213,314
                                                                                        ----------------------------
                                                                                                          1,770,168
                                                                                        ----------------------------
      Building & Construction Products - Miscellaneous
      (0.38%)
      NCI Building Systems Inc (a)(b)                                     25,180                          1,176,913
                                                                                        ----------------------------

      Building Products - Cement & Aggregate (1.27%)
      Eagle Materials Inc                                                 63,101                          2,269,112
      Texas Industries Inc                                                33,726                          1,665,390
                                                                                        ----------------------------
                                                                                                          3,934,502
                                                                                        ----------------------------
      Building Products - Light Fixtures (0.58%)
      Genlyte Group Inc (b)                                               25,974                          1,806,492
                                                                                        ----------------------------

      Building Products - Wood (0.34%)
      Universal Forest Products Inc (a)                                   20,543                          1,043,379
                                                                                        ----------------------------

      Cable TV (0.39%)
      Lodgenet Entertainment Corp (b)                                     64,303                          1,200,537
                                                                                        ----------------------------

      Cellular Telecommunications (0.23%)
      Syniverse Holdings Inc (a)(b)                                       51,920                            725,842
                                                                                        ----------------------------


      Chemicals - Diversified (0.39%)
      FMC Corp                                                            19,457                          1,200,302
                                                                                        ----------------------------

      Chemicals - Specialty (0.37%)
      Arch Chemicals Inc                                                  32,041                          1,135,533
                                                                                        ----------------------------

      Circuit Boards (0.33%)
      Park Electrochemical Corp                                           41,453                          1,020,987
                                                                                        ----------------------------

      Collectibles (0.21%)
      RC2 Corp (a)(b)                                                     19,125                            647,764
                                                                                        ----------------------------

      Commercial Banks (8.48%)
      Alabama National Bancorporation                                     22,920                          1,552,830
      Bancfirst Corp                                                       8,182                            389,790
      Bank of Hawaii Corp                                                 64,253                          3,183,094
      Banner Corp                                                          8,320                            324,397
      BOK Financial Corp                                                   3,364                            173,011
      Capital Corp of the West (a)                                        10,213                            321,710
      Center Financial Corp (a)                                           23,595                            587,987
      Central Pacific Financial Corp                                      41,658                          1,458,030
      City Holding Co (a)                                                 18,664                            723,230
      Colonial BancGroup Inc/The                                         101,677                          2,582,596
      Columbia Banking System Inc                                          9,310                            290,751
      Community Bancorp/NV (b)                                             3,099                            104,374
      Corus Bankshares Inc (a)                                            78,632                          1,815,613
      Cullen/Frost Bankers Inc                                            33,202                          1,949,621
      East West Bancorp Inc                                               68,198                          2,751,789
      First Community Bancorp Inc/CA                                      36,410                          1,998,181
      First Midwest Bancorp Inc/IL (a)                                    34,845                          1,243,967
      First State Bancorporation/NM                                       14,851                            362,216
      Greene County Bancshares Inc                                         1,341                             46,037
      IBERIABANK Corp (a)                                                  6,188                            355,624
      Pinnacle Financial Partners Inc (a)(b)                              10,610                            356,920
      Placer Sierra Bancshares                                            13,381                            291,572
      Preferred Bank/Los Angeles CA                                       10,828                            620,553
      Sandy Spring Bancorp Inc (a)                                         8,830                            317,350
      Southwest Bancorp Inc/Stillwater OK (a)                             12,969                            342,511
    Vineyard National Bancorp - Warrants (b)(c)(d)(e)                    2,369                             13,645
      Vineyard National Bancorp                                           66,201                          1,845,684
      West Coast Bancorp/OR                                               11,120                            337,381
                                                                                        ----------------------------
                                                                                                         26,340,464
                                                                                        ----------------------------
      Commercial Services (0.20%)
      Steiner Leisure Ltd (b)                                             15,740                            632,433
                                                                                        ----------------------------

      Commercial Services - Finance (0.82%)
      Wright Express Corp (a)(b)                                          85,285                          2,554,286
                                                                                        ----------------------------

      Computer Aided Design (1.12%)
      Ansys Inc (b)                                                       43,896                          2,014,387
      Aspen Technology Inc (a)(b)                                         31,386                            379,457
      Parametric Technology Corp (b)                                      69,899                          1,080,639
                                                                                        ----------------------------
                                                                                                          3,474,483
                                                                                        ----------------------------
      Computer Graphics (0.54%)
      Trident Microsystems Inc (a)(b)                                     97,460                          1,678,261
                                                                                        ----------------------------

      Computer Services (0.47%)
      SI International Inc (b)                                            21,170                            577,518
      SYKES Enterprises Inc (a)(b)                                        53,432                            872,010
                                                                                        ----------------------------
                                                                                                          1,449,528
                                                                                        ----------------------------
      Computers - Integrated Systems (0.43%)
      Intergraph Corp (b)                                                 37,650                          1,337,705
                                                                                        ----------------------------

      Computers - Memory Devices (1.25%)
      Imation Corp (a)                                                    34,160                          1,390,995
      Komag Inc (a)(b)                                                    24,378                            933,921
      M-Systems Flash Disk Pioneers (a)(b)                                43,358                          1,560,888
                                                                                        ----------------------------
                                                                                                          3,885,804
                                                                                        ----------------------------
      Consulting Services (0.62%)
      FTI Consulting Inc (a)(b)                                           72,990                          1,915,988
                                                                                        ----------------------------

      Consumer Products - Miscellaneous (0.57%)
      Central Garden and Pet Co (b)                                       45,100                          1,783,254
                                                                                        ----------------------------

      Containers - Metal & Glass (0.40%)
      Silgan Holdings Inc                                                 33,723                          1,248,088
                                                                                        ----------------------------

      Cosmetics & Toiletries (0.17%)
      Parlux Fragrances Inc (a)(b)                                        58,214                            537,897
                                                                                        ----------------------------

      Diagnostic Equipment (0.52%)
      Immucor Inc (b)                                                     81,363                          1,619,937
                                                                                        ----------------------------

      Diagnostic Kits (0.74%)
      Dade Behring Holdings Inc                                           33,395                          1,360,178
      Meridian Bioscience Inc                                             45,010                            945,210
                                                                                        ----------------------------
                                                                                                          2,305,388
                                                                                        ----------------------------
      Direct Marketing (0.59%)
      Harte-Hanks Inc                                                     75,320                          1,837,055
                                                                                        ----------------------------

      Distribution & Wholesale (1.81%)
      Central European Distribution Corp (a)(b)                           55,020                          1,325,982
      United Stationers Inc (b)                                           34,595                          1,701,036
      Watsco Inc (a)                                                      18,960                            840,307
      WESCO International Inc (b)                                         29,906                          1,742,025
                                                                                        ----------------------------
                                                                                                          5,609,350
                                                                                        ----------------------------
      Diversified Manufacturing Operations (0.46%)
      AO Smith Corp                                                       33,076                          1,417,637
                                                                                        ----------------------------

      Diversified Operations & Commercial Services
      (0.42%)
      Chemed Corp                                                         35,214                          1,295,171
                                                                                        ----------------------------

      E-Commerce - Products (0.49%)
      Nutri/System Inc (a)(b)                                             28,665                          1,516,952
                                                                                        ----------------------------

      Educational Software (0.43%)
      Blackboard Inc (a)(b)                                               47,502                          1,345,732
                                                                                        ----------------------------

      Electric - Integrated (1.81%)
      Allete Inc                                                          55,220                          2,563,312
      OGE Energy Corp                                                     43,304                          1,639,057
      PNM Resources Inc                                                   53,259                          1,427,874
                                                                                        ----------------------------
                                                                                                          5,630,243
                                                                                        ----------------------------

      Electronic Components - Semiconductors (1.78%)
      Diodes Inc (a)(b)                                                   26,599                            954,638
      Microsemi Corp (a)(b)                                               93,667                          2,369,775
      ON Semiconductor Corp (a)(b)                                       270,704                          1,702,728
      Zoran Corp (b)                                                      30,950                            496,748
                                                                                        ----------------------------
                                                                                                          5,523,889
                                                                                        ----------------------------
      Electronic Design Automation (0.27%)
      Ansoft Corp (b)                                                     39,730                            825,589
                                                                                        ----------------------------

      Electronic Measurement Instruments (0.59%)
      Itron Inc (b)                                                       22,801                          1,061,158
      Tektronix Inc                                                       28,773                            784,640
                                                                                        ----------------------------
                                                                                                          1,845,798
                                                                                        ----------------------------
      Electronic Parts Distribution (0.49%)
      Avnet Inc (b)                                                       83,462                          1,519,008
                                                                                        ----------------------------

      E-Marketing & Information (0.42%)
      aQuantive Inc (a)(b)                                                64,032                          1,312,656
                                                                                        ----------------------------

      Enterprise Software & Services (1.10%)
      Hyperion Solutions Corp (b)                                         45,496                          1,417,655
      Informatica Corp (a)(b)                                            104,670                          1,462,240
      Packeteer Inc (a)(b)                                                58,359                            533,985
                                                                                        ----------------------------
                                                                                                          3,413,880
                                                                                        ----------------------------
      E-Services - Consulting (0.45%)
      Digital Insight Corp (b)                                            58,918                          1,390,465
                                                                                        ----------------------------

      Finance - Investment Banker & Broker (0.86%)
      Greenhill & Co Inc (a)                                              11,171                            647,471
      Investment Technology Group Inc (b)                                 22,329                          1,124,489
      optionsXpress Holdings Inc                                          34,300                            897,974
                                                                                        ----------------------------
                                                                                                          2,669,934
                                                                                        ----------------------------
      Finance - Leasing Company (0.35%)
      Financial Federal Corp (a)                                          40,600                          1,090,922
                                                                                        ----------------------------

      Financial Guarantee Insurance (0.31%)
      Triad Guaranty Inc (a)(b)                                           19,097                            952,558
                                                                                        ----------------------------

      Food - Wholesale & Distribution (0.23%)
      Nash Finch Co (a)                                                   31,963                            715,012
                                                                                        ----------------------------

      Footwear & Related Apparel (0.46%)
      Wolverine World Wide Inc                                            56,110                          1,427,438
                                                                                        ----------------------------

      Gambling (Non-Hotel) (0.49%)
      Pinnacle Entertainment Inc (b)                                      55,054                          1,510,131
                                                                                        ----------------------------

      Gas - Distribution (1.53%)
      Energen Corp                                                        76,248                          3,249,690
      UGI Corp                                                            60,582                          1,505,463
                                                                                        ----------------------------
                                                                                                          4,755,153
                                                                                        ----------------------------
      Human Resources (0.68%)
      Korn/Ferry International (a)(b)                                     64,768                          1,202,742
      Labor Ready Inc (b)                                                 56,377                            919,509
                                                                                        ----------------------------
                                                                                                          2,122,251
                                                                                        ----------------------------

      Identification Systems - Development (0.43%)
      Metrologic Instruments Inc (a)(b)                                   91,965                          1,325,216
                                                                                        ----------------------------

      Instruments - Controls (0.54%)
      Mettler Toledo International Inc (b)                                27,448                          1,688,875
                                                                                        ----------------------------

      Internet Application Software (0.64%)
      WebEx Communications Inc (a)(b)                                     57,610                          1,974,871
                                                                                        ----------------------------

      Internet Connectivity Services (0.20%)
      Redback Networks Inc (a)(b)                                         40,140                            620,564
                                                                                        ----------------------------

      Internet Security (0.23%)
      Internet Security Systems (a)(b)                                    31,139                            700,316
                                                                                        ----------------------------

      Internet Telephony (0.74%)
      j2 Global Communications Inc (a)(b)                                 82,142                          2,299,976
                                                                                        ----------------------------

      Investment Companies (0.40%)
      Ares Capital Corp (a)                                               76,411                          1,246,263
                                                                                        ----------------------------

      Lasers - Systems & Components (0.51%)
      Cymer Inc (b)                                                       40,780                          1,595,314
                                                                                        ----------------------------

      Life & Health Insurance (1.25%)
      AmerUs Group Co (a)                                                 17,434                          1,169,647
      Delphi Financial Group                                              37,124                          1,414,053
      Stancorp Financial Group Inc                                        30,110                          1,297,440
                                                                                        ----------------------------
                                                                                                          3,881,140
                                                                                        ----------------------------
      Machinery - Construction & Mining (1.53%)
      Astec Industries Inc (b)                                            57,110                          1,210,732
      Bucyrus International Inc                                           27,780                          1,353,164
      JLG Industries Inc                                                 120,224                          2,176,054
                                                                                        ----------------------------
                                                                                                          4,739,950
                                                                                        ----------------------------
      Machinery - General Industry (1.31%)
      Gardner Denver Inc (b)                                              55,454                          1,921,481
      Manitowoc Co Inc/The                                                31,540                          1,238,260
      Middleby Corp (a)(b)                                                11,790                            922,214
                                                                                        ----------------------------
                                                                                                          4,081,955
                                                                                        ----------------------------
      Machinery Tools & Related Products (0.43%)
      Kennametal Inc                                                      25,190                          1,341,368
                                                                                        ----------------------------

      Medical - Biomedical/Gene (1.26%)
      Bio-Rad Laboratories Inc (b)                                        19,920                          1,312,529
      Lexicon Genetics Inc (a)(b)                                        150,705                            664,609
      Myriad Genetics Inc (a)(b)                                          61,189                          1,506,473
      SuperGen Inc (a)(b)                                                130,512                            434,605
                                                                                        ----------------------------
                                                                                                          3,918,216
                                                                                        ----------------------------
      Medical - Drugs (1.49%)
      Adams Respiratory Therapeutics Inc (a)(b)                           42,200                          1,887,184
      Cubist Pharmaceuticals Inc (a)(b)                                   43,534                            997,799
      New River Pharmaceuticals Inc (a)(b)                                21,140                            516,662
      Viropharma Inc (a)(b)                                               67,500                            525,150
      Zymogenetics Inc (a)(b)                                             37,800                            713,286
                                                                                        ----------------------------
                                                                                                          4,640,081
                                                                                        ----------------------------

      Medical - HMO (0.82%)
      Centene Corp (a)(b)                                                 58,039                            943,134
      Sierra Health Services Inc (a)(b)                                   36,813                          1,589,585
                                                                                        ----------------------------
                                                                                                          2,532,719
                                                                                        ----------------------------
      Medical - Hospitals (0.23%)
      United Surgical Partners International (a)(b)                       29,600                            731,120
                                                                                        ----------------------------

      Medical Imaging Systems (0.23%)
      IRIS International Inc (a)(b)                                       59,440                            714,469
                                                                                        ----------------------------

      Medical Instruments (0.45%)
      Kyphon Inc (a)(b)                                                   40,667                          1,385,118
                                                                                        ----------------------------

      Medical Laboratory & Testing Service (0.48%)
      Icon Plc ADR (b)                                                    22,560                          1,485,350
                                                                                        ----------------------------

      Medical Laser Systems (0.63%)
      LCA-Vision Inc                                                      25,730                          1,110,250
      Palomar Medical Technologies Inc (a)(b)                             21,922                            835,009
                                                                                        ----------------------------
                                                                                                          1,945,259
                                                                                        ----------------------------
      Medical Products (0.96%)
      Haemonetics Corp/Mass (b)                                           16,772                            735,788
      Syneron Medical Ltd (a)(b)                                          34,967                            676,087
      Viasys Healthcare Inc (b)                                           60,660                          1,562,601
                                                                                        ----------------------------
                                                                                                          2,974,476
                                                                                        ----------------------------
      Metal Processors & Fabrication (0.41%)
      Commercial Metals Co                                                56,026                          1,271,230
                                                                                        ----------------------------

      Multi-Line Insurance (0.21%)
      American Financial Group Inc                                        15,275                            643,230
                                                                                        ----------------------------

      Multimedia (0.29%)
      Journal Communications Inc (a)                                      84,639                            892,941
                                                                                        ----------------------------

      Networking Products (1.07%)
      Anixter International Inc (a)                                       22,192                          1,223,445
      Polycom Inc (a)(b)                                                  93,960                          2,085,912
                                                                                        ----------------------------
                                                                                                          3,309,357
                                                                                        ----------------------------
      Non-Ferrous Metals (0.53%)
      RTI International Metals Inc (a)(b)                                 35,640                          1,642,291
                                                                                        ----------------------------

      Oil - Field Services (3.13%)
      Global Industries Ltd (a)(b)                                       119,020                          1,985,254
      Helix Energy Solutions Group Inc (a)(b)                             54,900                          2,140,551
      Oceaneering International Inc (b)                                   62,920                          2,750,862
      Superior Energy Services (b)                                        67,900                          2,325,575
      Warrior Energy Service Corp (b)                                     23,350                            505,294
                                                                                        ----------------------------
                                                                                                          9,707,536
                                                                                        ----------------------------
      Oil & Gas Drilling (1.14%)
      Grey Wolf Inc (a)(b)                                               327,531                          2,508,888
      Todco                                                               27,000                          1,028,970
                                                                                        ----------------------------
                                                                                                          3,537,858
                                                                                        ----------------------------
      Oil Company - Exploration & Production (2.13%)
      Penn Virginia Corp                                                  16,025                          1,093,867
      St Mary Land & Exploration Co (a)                                   61,737                          2,654,691
      Unit Corp (b)                                                       22,605                          1,325,557

      W&T Offshore Inc (a)                                                45,119                          1,536,753
                                                                                        ----------------------------
                                                                                                          6,610,868
                                                                                        ----------------------------
      Oil Refining & Marketing (1.26%)
      Frontier Oil Corp                                                   69,852                          2,462,283
      Holly Corp                                                          28,758                          1,455,155
                                                                                        ----------------------------
                                                                                                          3,917,438
                                                                                        ----------------------------
      Physician Practice Management (0.44%)
      Pediatrix Medical Group Inc (b)                                     32,080                          1,360,192
                                                                                        ----------------------------

      Poultry (0.54%)
      Pilgrim's Pride Corp (a)                                            66,113                          1,689,848
                                                                                        ----------------------------

      Power Converter & Supply Equipment (0.34%)
      Advanced Energy Industries Inc (b)                                  80,764                          1,045,086
                                                                                        ----------------------------

      Printing - Commercial (0.41%)
      Consolidated Graphics Inc (a)(b)                                    25,961                          1,277,022
                                                                                        ----------------------------

      Private Corrections (0.30%)
      Geo Group Inc/The (b)                                               22,739                            937,302
                                                                                        ----------------------------

      Property & Casualty Insurance (1.93%)
      American Physicians Capital Inc (b)                                 12,774                            591,947
      Argonaut Group Inc (b)                                              32,790                            956,156
      Fpic Insurance Group Inc (a)(b)                                     17,329                            669,766
      Safety Insurance Group Inc                                          18,809                            998,005
      Selective Insurance Group                                           19,598                            999,498
      United America Indemnity Ltd (b)                                     8,040                            166,750
      Zenith National Insurance Corp                                      40,205                          1,607,396
                                                                                        ----------------------------
                                                                                                          5,989,518
                                                                                        ----------------------------
      Real Estate Magagement & Services (0.39%)
      Trammell Crow Co (b)                                                35,570                          1,225,742
                                                                                        ----------------------------

      Recreational Centers (0.63%)
      Life Time Fitness Inc (a)(b)                                        43,240                          1,958,772
                                                                                        ----------------------------

      Recycling (0.48%)
      Aleris International Inc (a)(b)                                     36,397                          1,490,093
                                                                                        ----------------------------

      REITS - Diversified (0.90%)
      CentraCore Properties Trust                                         11,360                            292,634
      Entertainment Properties Trust                                      35,690                          1,519,323
      Washington Real Estate Investment Trust (a)                         26,240                            972,979
                                                                                        ----------------------------
                                                                                                          2,784,936
                                                                                        ----------------------------
      REITS - Healthcare (0.61%)
      Senior Housing Properties Trust                                    102,170                          1,899,340
                                                                                        ----------------------------

      REITS - Hotels (0.97%)
      Equity Inns Inc (a)                                                109,969                          1,734,211
      FelCor Lodging Trust Inc (a)                                        57,830                          1,272,260
                                                                                        ----------------------------
                                                                                                          3,006,471
                                                                                        ----------------------------
      REITS - Mortgage (1.09%)
      Arbor Realty Trust Inc                                              22,821                            588,097
      Deerfield Triarc Capital Corp                                      109,993                          1,498,105
      Gramercy Capital Corp/New York                                      51,087                          1,305,784
                                                                                        ----------------------------
                                                                                                          3,391,986
                                                                                        ----------------------------

      REITS - Office Property (0.86%)
      BioMed Realty Trust Inc                                             89,772                          2,676,103
                                                                                        ----------------------------

      REITS - Regional Malls (0.40%)
      Taubman Centers Inc (a)                                             30,296                          1,257,284
                                                                                        ----------------------------

      REITS - Shopping Centers (0.20%)
      Saul Centers Inc                                                     7,870                            314,013
      Urstadt Biddle Properties Inc                                       18,970                            320,024
                                                                                        ----------------------------
                                                                                                            634,037
                                                                                        ----------------------------
      REITS - Single Tenant (0.18%)
      Getty Realty Corp (a)                                               19,698                            562,969
                                                                                        ----------------------------

      REITS - Storage (0.46%)
      Sovran Self Storage Inc (a)                                         27,377                          1,414,570
                                                                                        ----------------------------

      Rental - Auto & Equipment (0.23%)
      Aaron Rents Inc                                                     29,980                            723,717
                                                                                        ----------------------------

      Research & Development (0.45%)
      Parexel International Corp (b)                                      46,720                          1,386,182
                                                                                        ----------------------------

      Resorts & Theme Parks (0.77%)
      Vail Resorts Inc (a)(b)                                             69,205                          2,392,417
                                                                                        ----------------------------

      Respiratory Products (0.75%)
      Respironics Inc (b)                                                 65,366                          2,325,722
                                                                                        ----------------------------

      Retail - Apparel & Shoe (2.46%)
      Aeropostale Inc (a)(b)                                              44,490                          1,232,818
      Buckle Inc/The (a)                                                  14,346                            569,536
      Charlotte Russe Holding Inc (a)(b)                                  56,010                          1,466,342
      Claire's Stores Inc                                                 56,949                          1,425,433
      Genesco Inc (a)(b)                                                  50,926                          1,378,567
      Men's Wearhouse Inc (a)                                             50,320                          1,565,455
                                                                                        ----------------------------
                                                                                                          7,638,151
                                                                                        ----------------------------
      Retail - Convenience Store (0.54%)
      Pantry Inc/The (a)(b)                                               34,059                          1,678,768
                                                                                        ----------------------------

      Retail - Leisure Products (0.19%)
      MarineMax Inc (a)(b)                                                28,780                            605,819
                                                                                        ----------------------------

      Retail - Restaurants (1.56%)
      California Pizza Kitchen Inc (b)                                    45,810                          1,209,842
      Domino's Pizza Inc (a)                                              48,577                          1,104,641
      Landry's Restaurants Inc                                            31,630                            894,813
      Panera Bread Co (b)                                                 14,220                            743,848
      Ruth's Chris Steak House (a)(b)                                     49,392                            876,708
                                                                                        ----------------------------
                                                                                                          4,829,852
                                                                                        ----------------------------
      Retail - Sporting Goods (0.48%)
      Hibbett Sporting Goods Inc (a)(b)                                   75,458                          1,491,050
                                                                                        ----------------------------

      Savings & Loans - Thrifts (0.83%)
      FirstFed Financial Corp (a)(b)                                      26,470                          1,494,232
      PFF Bancorp Inc (a)                                                 16,793                            630,577

      WSFS Financial Corp                                                  7,196                            442,698
                                                                                        ----------------------------
                                                                                                          2,567,507
                                                                                        ----------------------------
      Semiconductor Component - Integrated Circuits
      (1.00%)
      Cirrus Logic Inc (b)                                               138,100                            962,557
      Emulex Corp (b)                                                     74,396                          1,107,756
      Micrel Inc (a)(b)                                                   97,460                          1,040,873
                                                                                        ----------------------------
                                                                                                          3,111,186
                                                                                        ----------------------------
      Semiconductor Equipment (0.29%)
      Entegris Inc (a)(b)                                                 96,990                            916,556
                                                                                        ----------------------------

      Steel - Producers (0.61%)
      Chaparral Steel Co (b)                                              14,650                          1,028,283
      Reliance Steel & Aluminum Co                                        23,862                            855,453
                                                                                        ----------------------------
                                                                                                          1,883,736
                                                                                        ----------------------------
      Telecommunication Equipment (0.66%)
      Arris Group Inc (a)(b)                                              66,794                            714,028
      Comtech Telecommunications Corp (a)(b)                              36,648                          1,017,349
      Sirenza Microdevices Inc (b)                                        34,913                            331,324
                                                                                        ----------------------------
                                                                                                          2,062,701
                                                                                        ----------------------------
  Telecommunication Equipment - Fiber Optics (0.28%)
      Sycamore Networks Inc (b)                                          235,199                            856,124
                                                                                        ----------------------------

      Telecommunication Services (0.99%)
      Consolidated Communications Holdings Inc                            62,550                          1,049,589
      NeuStar Inc (a)(b)                                                  65,307                          2,015,374
                                                                                        ----------------------------
                                                                                                          3,064,963
                                                                                        ----------------------------
      Telephone - Integrated (0.29%)
      Alaska Communications Systems Group Inc (a)                         72,009                            892,192
                                                                                        ----------------------------

      Therapeutics (1.53%)
      BioMarin Pharmaceuticals Inc (a)(b)                                 80,880                          1,181,657
      Isis Pharmaceuticals Inc (a)(b)                                    107,670                            647,097
      Medarex Inc (a)(b)                                                 135,264                          1,264,718
      Progenics Pharmaceuticals Inc (a)(b)                                30,580                            671,537
      Theravance Inc (b)                                                  41,060                            972,711
                                                                                        ----------------------------
                                                                                                          4,737,720
                                                                                        ----------------------------
      Toys (0.17%)
      Jakks Pacific Inc (a)(b)                                            32,642                            538,267
                                                                                        ----------------------------

      Transactional Software (1.01%)
      Transaction Systems Architects Inc (b)                              40,851                          1,512,304
      VeriFone Holdings Inc (a)(b)                                        57,130                          1,613,923
                                                                                        ----------------------------
                                                                                                          3,126,227
                                                                                        ----------------------------
      Transport - Rail (0.28%)
      Genesee & Wyoming Inc (a)(b)                                        33,120                            871,387
                                                                                        ----------------------------

      Transport - Services (0.67%)
      HUB Group Inc (b)                                                   58,120                          1,312,350
      Pacer International Inc                                             25,370                            757,294
                                                                                        ----------------------------
                                                                                                          2,069,644
                                                                                        ----------------------------
      Transport - Truck (0.91%)
      Forward Air Corp                                                    26,430                            848,139
      Marten Transport Ltd (b)                                            40,430                            627,474
      Old Dominion Freight Line (b)                                       41,766                          1,360,736
                                                                                        ----------------------------
                                                                                                          2,836,349
                                                                                        ----------------------------

      Veterinary Products (0.29%)
      PetMed Express Inc (a)(b)                                           77,620                            905,825
                                                                                        ----------------------------

      Wire & Cable Products (0.48%)
      General Cable Corp (a)(b)                                           41,951                          1,497,651
                                                                                        ----------------------------

      Wireless Equipment (0.14%)
      EMS Technologies Inc (a)(b)                                         27,560                            424,424
                                                                                        ----------------------------
      TOTAL COMMON STOCKS                                                             $                 300,148,019
                                                                                        ----------------------------
                                                         Principal
                                                          Amount                            Value
                                                        ------------------------- ----------------------------------
      SHORT TERM INVESTMENTS (3.53%)
      Commercial Paper (3.53%)
      Investment in Joint Trading Account;
        Federal Home Loan Bank
         5.05%, 8/ 1/2006                                             10,939,690                         10,939,690
                                                                                        ----------------------------
      TOTAL SHORT TERM INVESTMENTS                                                    $                  10,939,690
                                                                                        ----------------------------
      MONEY MARKET FUNDS (27.48%)
      BNY Institutional Cash Reserve Fund (f)                         85,323,000                         85,323,000
                                                                                        ----------------------------
      TOTAL MONEY MARKET FUNDS                                                        $                  85,323,000
                                                                                        ----------------------------
      Total Investments                                                               $                 396,410,709
      Liabilities in Excess of Other Assets, Net -                                                     (85,933,151)
      (27.68)%
                                                                                        ----------------------------
      TOTAL NET ASSETS - 100.00%                                                      $                 310,477,558
                                                                                        ============================
                                                                                        ----------------------------

                                                                                        ============================

      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled
         $13,645 or 0.00% of net assets.

      (d) Security is Illiquid
      (e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in
        transactions exempt from registration,
        normally to qualified institutional buyers.
        Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,645 or 0.00% of net assets.


      (f) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                            $        30,305,146
      Unrealized Depreciation                                                                   (21,096,363)
                                                                                              -----------------
      Net Unrealized Appreciation (Depreciation)                                                   9,208,783
      Cost for federal income tax purposes                                                       387,201,926


      Portfolio Summary (unaudited)
      ----------------------------- ----------------------
      Sector                                      Percent
      ----------------------------- ----------------------
      Financial                                    48.17%
      Consumer, Non-cyclical                       16.48%
      Industrial                                   14.76%
      Consumer, Cyclical                           13.25%
      Technology                                   10.23%
      Communications                                8.38%
      Energy                                        7.66%
      Government                                    3.52%
      Utilities                                     3.34%
      Basic Materials                               1.89%
      Liabilities in Excess of                  (-27.68%)
      Other Assets, Net
                                               -----------
      TOTAL NET ASSETS                            100.00%
                                               ===========


      Schedule of Investments
      July 31, 2006 (unaudited)
      SmallCap Growth Fund


                                                          Shares
                                                           Held                             Value
                                                        ------------------------- ----------------------------------
     COMMON STOCKS (94.24%)
      Advertising Services (1.03%)
      inVentiv Health Inc (a)(b)                                          14,988      $                     418,165
                                                                                        ----------------------------

      Aerospace & Defense (0.74%)
      Teledyne Technologies Inc (b)                                        7,925                            302,418
                                                                                        ----------------------------

      Aerospace & Defense Equipment (1.57%)
      BE Aerospace Inc (b)                                                14,035                            347,366
      DRS Technologies Inc                                                 6,321                            292,599
                                                                                        ----------------------------
                                                                                                            639,965
                                                                                        ----------------------------
      Apparel Manufacturers (0.96%)
      Phillips-Van Heusen                                                  7,859                            279,230
      Volcom Inc (b)                                                       5,465                            110,011
                                                                                        ----------------------------
                                                                                                            389,241
                                                                                        ----------------------------
      Athletic Equipment (0.38%)
      Nautilus Inc (a)                                                    12,157                            152,692
                                                                                        ----------------------------

      Beverages - Non-Alcoholic (0.62%)
      Hansen Natural Corp (a)(b)                                           5,528                            254,233
                                                                                        ----------------------------

      Building - Heavy Construction (0.28%)
      Infrasource Services Inc (b)                                         6,200                            115,196
                                                                                        ----------------------------

      Building & Construction Products - Miscellaneous
      (0.49%)
      NCI Building Systems Inc (a)(b)                                      4,300                            200,982
                                                                                        ----------------------------

      Building Products - Air & Heating (0.18%)
      Goodman Global Inc (b)                                               6,036                             74,243
                                                                                        ----------------------------

      Building Products - Cement & Aggregate (0.71%)
      Eagle Materials Inc (a)                                              8,019                            288,363
                                                                                        ----------------------------

      Building Products - Light Fixtures (0.92%)
      Genlyte Group Inc (b)                                                5,368                            373,344
                                                                                        ----------------------------

      Cable TV (0.57%)
      Lodgenet Entertainment Corp (b)                                     12,359                            230,743
                                                                                        ----------------------------

      Cellular Telecommunications (0.57%)
      Syniverse Holdings Inc (b)                                          16,477                            230,348
                                                                                        ----------------------------

      Circuit Boards (0.49%)
      Park Electrochemical Corp                                            8,181                            201,498
                                                                                        ----------------------------

      Commercial Banks (3.91%)
      City Bank/Lynnwood WA                                                3,500                            184,730
      City Holding Co (a)                                                  5,283                            204,716
      First Midwest Bancorp Inc/IL                                         9,233                            329,618
      Hanmi Financial Corp                                                 6,600                            125,664
      Preferred Bank/Los Angeles CA                                        6,403                            366,956

      United Community Banks Inc/GA (a)                                   12,079                            380,972
                                                                                        ----------------------------
                                                                                                          1,592,656
                                                                                        ----------------------------
      Commercial Services (0.99%)
      Steiner Leisure Ltd (b)                                             10,018                            402,523
                                                                                        ----------------------------

      Commercial Services - Finance (0.72%)
      Wright Express Corp (b)                                              9,748                            291,953
                                                                                        ----------------------------

      Computer Aided Design (0.63%)
      Ansys Inc (b)                                                        5,596                            256,800
                                                                                        ----------------------------

      Computer Graphics (0.78%)
      Trident Microsystems Inc (b)                                        18,451                            317,726
                                                                                        ----------------------------

      Computer Services (1.25%)
      Factset Research Systems Inc                                         6,412                            281,487
      SI International Inc (b)                                             8,268                            225,551
                                                                                        ----------------------------
                                                                                                            507,038
                                                                                        ----------------------------
      Computer Software (0.69%)
      Blackbaud Inc                                                       13,553                            282,716
                                                                                        ----------------------------

      Computers - Integrated Systems (0.98%)
      Micros Systems Inc (b)                                               6,197                            247,880
      MTS Systems Corp                                                     4,087                            150,647
                                                                                        ----------------------------
                                                                                                            398,527
                                                                                        ----------------------------
      Computers - Memory Devices (1.38%)
      Komag Inc (a)(b)                                                     8,868                            339,733
      M-Systems Flash Disk Pioneers (a)(b)                                 6,214                            223,704
                                                                                        ----------------------------
                                                                                                            563,437
                                                                                        ----------------------------
      Consulting Services (1.02%)
      FTI Consulting Inc (b)                                               7,900                            207,375
      Huron Consulting Group Inc (b)                                       5,983                            207,490
                                                                                        ----------------------------
                                                                                                            414,865
                                                                                        ----------------------------
      Consumer Products - Miscellaneous (0.39%)
      Central Garden and Pet Co (b)                                        3,986                            157,606
                                                                                        ----------------------------

      Cosmetics & Toiletries (0.58%)
      Parlux Fragrances Inc (a)(b)                                        25,502                            235,638
                                                                                        ----------------------------

      Diagnostic Equipment (0.71%)
      Immucor Inc (b)                                                     14,608                            290,845
                                                                                        ----------------------------

      Diagnostic Kits (1.33%)
      Biosite Inc (a)(b)                                                   4,097                            159,701
      Dade Behring Holdings Inc                                            6,348                            258,554
      Meridian Bioscience Inc                                              5,800                            121,800
                                                                                        ----------------------------
                                                                                                            540,055
                                                                                        ----------------------------
      Distribution & Wholesale (2.93%)
      Central European Distribution Corp (b)                               8,400                            202,440
      Directed Electronics Inc (a)(b)                                     10,959                            126,796
      Pool Corp (a)                                                        8,185                            318,642
      Watsco Inc                                                           5,275                            233,788
      WESCO International Inc (b)                                          5,304                            308,958
                                                                                        ----------------------------
                                                                                                          1,190,624
                                                                                        ----------------------------

      Diversified Manufacturing Operations (0.44%)
      Actuant Corp (a)                                                     4,100                            180,441
                                                                                        ----------------------------

      Diversified Operations & Commercial Services
      (0.46%)
      Chemed Corp                                                          5,059                            186,070
                                                                                        ----------------------------

      Drug Delivery Systems (0.40%)
      Nastech Pharmaceutical Co Inc (a)(b)                                11,975                            162,980
                                                                                        ----------------------------

      E-Commerce - Products (0.43%)
      Nutri/System Inc (a)(b)                                              3,289                            174,054
                                                                                        ----------------------------

      Educational Software (0.61%)
      Blackboard Inc (a)(b)                                                8,808                            249,531
                                                                                        ----------------------------

      Electronic Components - Semiconductors (2.92%)
      DSP Group Inc (a)(b)                                                 8,288                            198,580
      Microsemi Corp (a)(b)                                               13,740                            347,622
      ON Semiconductor Corp (a)(b)                                        35,226                            221,572
      Sirf Technology Holdings Inc (a)(b)                                 10,319                            197,093
      Zoran Corp (b)                                                      13,869                            222,597
                                                                                        ----------------------------
                                                                                                          1,187,464
                                                                                        ----------------------------
      Electronic Design Automation (0.82%)
      Ansoft Corp (b)                                                     16,009                            332,667
                                                                                        ----------------------------

      Electronic Measurement Instruments (1.22%)
      Itron Inc (b)                                                        4,448                            207,010
      Trimble Navigation Ltd (b)                                           6,052                            290,677
                                                                                        ----------------------------
                                                                                                            497,687
                                                                                        ----------------------------
      E-Marketing & Information (0.74%)
      aQuantive Inc (a)(b)                                                14,620                            299,710
                                                                                        ----------------------------

      Enterprise Software & Services (0.78%)
      Informatica Corp (a)(b)                                             22,822                            318,823
                                                                                        ----------------------------

      E-Services - Consulting (0.67%)
      Digital Insight Corp (b)                                            11,545                            272,462
                                                                                        ----------------------------

      Finance - Investment Banker & Broker (0.78%)
      optionsXpress Holdings Inc                                          12,161                            318,375
                                                                                        ----------------------------

      Footwear & Related Apparel (1.30%)
      Steven Madden Ltd (a)                                                7,974                            266,810
      Wolverine World Wide Inc                                            10,235                            260,378
                                                                                        ----------------------------
                                                                                                            527,188
                                                                                        ----------------------------
      Gambling (Non-Hotel) (0.38%)
      Pinnacle Entertainment Inc (b)                                       5,609                            153,855
                                                                                        ----------------------------

      Human Resources (0.95%)
      Kforce Inc (b)                                                      12,400                            154,628
      Labor Ready Inc (b)                                                 14,209                            231,749
                                                                                        ----------------------------
                                                                                                            386,377
                                                                                        ----------------------------
      Identification Systems - Development (0.22%)
      Metrologic Instruments Inc (a)(b)                                    6,168                             88,881
                                                                                        ----------------------------


      Internet Application Software (0.41%)
      WebEx Communications Inc (b)                                         4,900                            167,972
                                                                                        ----------------------------

      Internet Connectivity Services (0.40%)
      Redback Networks Inc (b)                                            10,556                            163,196
                                                                                        ----------------------------

      Internet Telephony (0.76%)
      j2 Global Communications Inc (a)(b)                                 11,006                            308,168
                                                                                        ----------------------------

      Lasers - Systems & Components (1.26%)
      Cymer Inc (b)                                                        6,449                            252,285
      Rofin-Sinar Technologies Inc (b)                                     4,841                            260,591
                                                                                        ----------------------------
                                                                                                            512,876
                                                                                        ----------------------------
      Machinery - Construction & Mining (2.32%)
      Astec Industries Inc (a)(b)                                         11,974                            253,849
      Bucyrus International Inc                                            7,380                            359,480
      JLG Industries Inc                                                  18,321                            331,610
                                                                                        ----------------------------
                                                                                                            944,939
                                                                                        ----------------------------
      Machinery - General Industry (1.40%)
      Gardner Denver Inc (b)                                               7,580                            262,647
      Manitowoc Co Inc/The                                                 7,810                            306,621
                                                                                        ----------------------------
                                                                                                            569,268
                                                                                        ----------------------------
      Medical - Biomedical/Gene (1.84%)
      Lexicon Genetics Inc (b)                                            32,007                            141,151
      Myriad Genetics Inc (a)(b)                                           8,309                            204,568
      Neurochem Inc (a)(b)                                                15,378                            159,931
      Panacos Pharmaceuticals Inc (b)                                     24,900                            119,520
      PDL BioPharma Inc (a)(b)                                             6,939                            124,971
                                                                                        ----------------------------
                                                                                                            750,141
                                                                                        ----------------------------
      Medical - Drugs (1.52%)
      Adams Respiratory Therapeutics Inc (a)(b)                            6,297                            281,602
      Viropharma Inc (a)(b)                                               19,453                            151,344
      Zymogenetics Inc (a)(b)                                              9,797                            184,870
                                                                                        ----------------------------
                                                                                                            617,816
                                                                                        ----------------------------
      Medical - HMO (1.42%)
      Molina Healthcare Inc (a)(b)                                         4,500                            149,130
      Sierra Health Services Inc (a)(b)                                    7,443                            321,389
      WellCare Health Plans Inc (a)(b)                                     2,200                            107,932
                                                                                        ----------------------------
                                                                                                            578,451
                                                                                        ----------------------------
      Medical - Hospitals (0.42%)
      United Surgical Partners International (a)(b)                        6,841                            168,973
                                                                                        ----------------------------

      Medical - Outpatient & Home Medical Care (0.80%)
      Amedisys Inc (a)(b)                                                  8,511                            325,035
                                                                                        ----------------------------

      Medical Imaging Systems (0.53%)
      IRIS International Inc (a)(b)                                       17,969                            215,987
                                                                                        ----------------------------

      Medical Information Systems (0.56%)
      Per-Se Technologies Inc (a)(b)                                       9,592                            228,961
                                                                                        ----------------------------

      Medical Instruments (0.74%)
      Kyphon Inc (b)                                                       8,858                            301,703
                                                                                        ----------------------------


      Medical Laboratory & Testing Service (0.79%)
      Icon Plc ADR (b)                                                     4,870                            320,641
                                                                                        ----------------------------

      Medical Laser Systems (0.34%)
      LCA-Vision Inc                                                       2,000                             86,300
      Palomar Medical Technologies Inc (b)                                 1,400                             53,326
                                                                                        ----------------------------
                                                                                                            139,626
                                                                                        ----------------------------
      Medical Products (1.65%)
      American Medical Systems Holdings Inc (a)(b)                         9,407                            171,678
      Haemonetics Corp/Mass (b)                                            3,400                            149,158
      Syneron Medical Ltd (a)(b)                                           7,597                            146,888
      Vital Signs Inc                                                      3,936                            202,664
                                                                                        ----------------------------
                                                                                                            670,388
                                                                                        ----------------------------
      Metal Processors & Fabrication (0.90%)
      Commercial Metals Co                                                 9,469                            214,852
      RBC Bearings Inc (b)                                                 6,861                            153,137
                                                                                        ----------------------------
                                                                                                            367,989
                                                                                        ----------------------------
      Networking Products (1.00%)
      Anixter International Inc (a)                                        7,373                            406,474
                                                                                        ----------------------------

      Non-Ferrous Metals (0.37%)
      RTI International Metals Inc (b)                                     3,300                            152,064
                                                                                        ----------------------------

      Office Supplies & Forms (0.86%)
      John H Harland Co                                                    8,947                            351,707
                                                                                        ----------------------------

      Oil - Field Services (3.69%)
      Helix Energy Solutions Group Inc (a)(b)                              9,835                            383,466
      Hercules Offshore Inc (a)(b)                                         7,247                            259,008
      Oceaneering International Inc (b)                                    5,557                            242,952
      Oil States International Inc (a)(b)                                 12,530                            402,965
      RPC Inc                                                              9,260                            212,980
                                                                                        ----------------------------
                                                                                                          1,501,371
                                                                                        ----------------------------
      Oil & Gas Drilling (0.75%)
      Grey Wolf Inc (a)(b)                                                39,840                            305,174
                                                                                        ----------------------------

      Oil Company - Exploration & Production (1.44%)
      Cabot Oil & Gas Corp                                                 3,594                            189,584
      St Mary Land & Exploration Co                                        9,222                            396,546
                                                                                        ----------------------------
                                                                                                            586,130
                                                                                        ----------------------------
      Oil Field Machinery & Equipment (0.42%)
      Dril-Quip Inc (a)(b)                                                 2,000                            168,980
                                                                                        ----------------------------

      Oil Refining & Marketing (0.71%)
      Frontier Oil Corp                                                    2,418                             85,235
      Holly Corp                                                           4,000                            202,400
                                                                                        ----------------------------
                                                                                                            287,635
                                                                                        ----------------------------
      Physician Practice Management (0.84%)
      Pediatrix Medical Group Inc (b)                                      8,102                            343,525
                                                                                        ----------------------------

      Power Converter & Supply Equipment (0.63%)
      Advanced Energy Industries Inc (a)(b)                               19,770                            255,824
                                                                                        ----------------------------

      Property & Casualty Insurance (1.85%)
      American Physicians Capital Inc (b)                                  3,892                            180,355
      CRM Holdings Ltd (b)                                                23,488                            239,578

      Zenith National Insurance Corp                                       8,296                            331,674
                                                                                        ----------------------------
                                                                                                            751,607
                                                                                        ----------------------------
      Recreational Centers (0.58%)
      Life Time Fitness Inc (b)                                            5,248                            237,734
                                                                                        ----------------------------

      Recycling (0.56%)
      Aleris International Inc (a)(b)                                      5,547                            227,094
                                                                                        ----------------------------

      REITS - Diversified (1.73%)
      Digital Realty Trust Inc.                                           15,432                            421,756
      Entertainment Properties Trust (a)                                   6,598                            280,877
                                                                                        ----------------------------
                                                                                                            702,633
                                                                                        ----------------------------
      REITS - Mortgage (0.31%)
      Deerfield Triarc Capital Corp                                        9,145                            124,555
                                                                                        ----------------------------

      REITS - Shopping Centers (0.48%)
      Inland Real Estate Corp                                             12,079                            195,801
                                                                                        ----------------------------

      Rental - Auto & Equipment (0.33%)
      Aaron Rents Inc                                                      5,631                            135,932
                                                                                        ----------------------------

      Respiratory Products (0.64%)
      Respironics Inc (b)                                                  7,350                            261,513
                                                                                        ----------------------------

      Retail - Apparel & Shoe (3.05%)
      Aeropostale Inc (a)(b)                                               6,992                            193,748
      Genesco Inc (a)(b)                                                   6,419                            173,762
      Men's Wearhouse Inc (a)                                              8,700                            270,657
      Stage Stores Inc                                                     7,545                            223,785
      Tween Brands Inc (b)                                                10,186                            379,123
                                                                                        ----------------------------
                                                                                                          1,241,075
                                                                                        ----------------------------
      Retail - Bedding (0.31%)
      Select Comfort Corp (a)(b)                                           6,330                            127,550
                                                                                        ----------------------------

      Retail - Gardening Products (0.40%)
      Tractor Supply Co (b)                                                3,600                            164,664
                                                                                        ----------------------------

      Retail - Restaurants (1.93%)
      Buffalo Wild Wings Inc (a)(b)                                        7,859                            253,296
      California Pizza Kitchen Inc (b)                                     7,500                            198,075
      McCormick & Schmick's Seafood Restauran (a)(b)                       6,200                            119,722
      Morton's Restaurant Group Inc (b)                                   14,410                            216,150
                                                                                        ----------------------------
                                                                                                            787,243
                                                                                        ----------------------------
      Retail - Sporting Goods (0.42%)
      Hibbett Sporting Goods Inc (b)                                       8,628                            170,489
                                                                                        ----------------------------

      Schools - Day Care (0.33%)
      Bright Horizons Family Solutions Inc (a)(b)                          3,442                            132,345
                                                                                        ----------------------------

      Semiconductor Component - Integrated Circuits
      (0.49%)
      Emulex Corp (b)                                                     13,494                            200,926
                                                                                        ----------------------------

      Semiconductor Equipment (0.35%)
      ATMI Inc (a)(b)                                                      5,373                            142,761
                                                                                        ----------------------------


      Steel - Producers (1.15%)
      Chaparral Steel Co (b)                                               2,800                            196,532
      Reliance Steel & Aluminum Co                                         7,532                            270,022
                                                                                        ----------------------------
                                                                                                            466,554
                                                                                        ----------------------------
      Telecommunication Equipment (1.62%)
      CommScope Inc (a)(b)                                                10,898                            340,344
      Sirenza Microdevices Inc (b)                                        33,420                            317,156
                                                                                        ----------------------------
                                                                                                            657,500
                                                                                        ----------------------------
      Telecommunication Services (0.51%)
      NeuStar Inc (b)                                                      6,711                            207,101
                                                                                        ----------------------------

      Therapeutics (2.50%)
      BioMarin Pharmaceuticals Inc (a)(b)                                 17,851                            260,803
      Dyax Corp (b)                                                       40,500                            127,170
      Isis Pharmaceuticals Inc (a)(b)                                     16,600                             99,766
      Medarex Inc (a)(b)                                                  14,311                            133,808
      Neopharm Inc (a)(b)                                                 24,574                            111,811
      Progenics Pharmaceuticals Inc (b)                                    5,300                            116,388
      Theravance Inc (b)                                                   7,046                            166,920
                                                                                        ----------------------------
                                                                                                          1,016,666
                                                                                        ----------------------------
      Transactional Software (1.49%)
      Transaction Systems Architects Inc (b)                               7,755                            287,090
      VeriFone Holdings Inc (b)                                           11,258                            318,039
                                                                                        ----------------------------
                                                                                                            605,129
                                                                                        ----------------------------
      Transport - Marine (0.88%)
      American Commercial Lines Inc (a)(b)                                 6,500                            357,175
                                                                                        ----------------------------

      Transport - Rail (0.52%)
      Genesee & Wyoming Inc (a)(b)                                         8,032                            211,322
                                                                                        ----------------------------

      Transport - Services (0.87%)
      HUB Group Inc (b)                                                   15,649                            353,354
                                                                                        ----------------------------

      Veterinary Products (0.39%)
      PetMed Express Inc (a)(b)                                           13,747                            160,428
                                                                                        ----------------------------

      Wire & Cable Products (0.86%)
      General Cable Corp (b)                                               9,763                            348,539
                                                                                        ----------------------------
      TOTAL COMMON STOCKS                                                             $                  38,349,709
                                                                                        ----------------------------
                                                         Principal
                                                          Amount                            Value
                                                        ------------------------- ----------------------------------
      SHORT TERM INVESTMENTS (6.36%)
      Commercial Paper (6.36%)
      Investment in Joint Trading Account;
        Federal Home Loan Bank
         5.05%, 8/ 1/2006                                                767,998                            767,998
      Investment in Joint Trading Account; HSBC Funding
         5.30%, 8/ 1/2006                                              1,820,430                          1,820,430
                                                                                        ----------------------------
                                                                                                          2,588,428
                                                                                        ----------------------------
      TOTAL SHORT TERM INVESTMENTS                                                    $                   2,588,428
                                                                                        ----------------------------
      MONEY MARKET FUNDS (25.19%)
      BNY Institutional Cash Reserve Fund (c)                         10,250,000                         10,250,000
                                                                                        ----------------------------
      TOTAL MONEY MARKET FUNDS                                                        $                  10,250,000
                                                                                        ----------------------------
      Total Investments                                                               $                  51,188,137
      Liabilities in Excess of Other Assets, Net -                                                     (10,494,254)
      (25.79)%
                                                                                        ----------------------------
      TOTAL NET ASSETS - 100.00%                                                      $                  40,693,883
                                                                                        ============================
                                                                                        ----------------------------

                                                                                        ============================


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $          4,140,659
      Unrealized Depreciation                                                                            (3,761,499)
                                                                                                     -----------------
      Net Unrealized Appreciation (Depreciation)                                                            379,160
      Cost for federal income tax purposes                                                               50,808,977


      Portfolio Summary (unaudited)
      ----------------------------- -----------------------------------
      Sector                                                   Percent
      ----------------------------- -----------------------------------
      Financial                                                 38.72%
      Consumer, Non-cyclical                                    24.12%
      Industrial                                                17.47%
      Technology                                                13.74%
      Consumer, Cyclical                                        12.64%
      Communications                                             8.69%
      Energy                                                     7.00%
      Government                                                 1.89%
      Basic Materials                                            1.52%
      Liabilities in Excess of                               (-25.79%)
      Other Assets, Net
                                                -----------------------
      TOTAL NET ASSETS                                         100.00%
                                                =======================


      Schedule of Investments
      July 31, 2006 (unaudited)
      SmallCap S&P 600 Index Fund

                                                          Shares
                                                           Held                             Value
                                                        ------------------------- ----------------------------------
      COMMON STOCKS (99.83%)
      Advanced Materials & Products (0.24%)
      Ceradyne Inc (a)(b)                                                 18,190      $                     889,309
                                                                                        ----------------------------

      Advertising Services (0.15%)
      inVentiv Health Inc (a)(b)                                          19,773                            551,667
                                                                                        ----------------------------

      Aerospace & Defense (0.73%)
      Armor Holdings Inc (a)(b)                                           20,395                          1,053,606
      Esterline Technologies Corp (a)(b)                                  17,242                            729,854
      Teledyne Technologies Inc (b)                                       23,219                            886,037
                                                                                        ----------------------------
                                                                                                          2,669,497
                                                                                        ----------------------------
      Aerospace & Defense Equipment (1.01%)
      AAR Corp (a)(b)                                                     24,725                            585,488
      Curtiss-Wright Corp                                                 29,706                            863,256
      GenCorp Inc (a)(b)                                                  37,501                            551,640
      Kaman Corp (a)                                                      16,289                            298,903
      Moog Inc (a)(b)                                                     25,176                            873,355
      Triumph Group Inc                                                   10,938                            524,915
                                                                                        ----------------------------
                                                                                                          3,697,557
                                                                                        ----------------------------
      Agricultural Operations (0.22%)
      Delta & Pine Land Co                                                24,127                            825,385
                                                                                        ----------------------------

      Airlines (0.39%)
      Frontier Airlines Holdings Inc (a)(b)                               24,813                            160,788
      Mesa Air Group Inc (a)(b)                                           24,510                            207,355
      Skywest Inc                                                         43,184                          1,047,212
                                                                                        ----------------------------
                                                                                                          1,415,355
                                                                                        ----------------------------
      Apparel Manufacturers (1.15%)
      Ashworth Inc (b)                                                     9,832                             80,426
      Gymboree Corp (b)                                                   22,132                            741,865
      Kellwood Co (a)                                                     17,391                            459,992
      Oxford Industries Inc (a)                                            9,913                            351,515
      Phillips-Van Heusen                                                 32,596                          1,158,136
      Quiksilver Inc (a)(b)                                               78,863                          1,021,276
      Russell Corp (a)                                                    22,557                            406,251
                                                                                        ----------------------------
                                                                                                          4,219,461
                                                                                        ----------------------------
      Applications Software (0.46%)
      EPIQ Systems Inc (a)(b)                                              9,334                            150,277
      Keane Inc (a)(b)                                                    30,447                            439,046
      Mapinfo Corp (b)                                                    14,420                            165,253
      MRO Software Inc (b)                                                15,038                            317,603
      Progress Software Corp (b)                                          27,865                            630,585
                                                                                        ----------------------------
                                                                                                          1,702,764
                                                                                        ----------------------------
      Athletic Equipment (0.08%)
      Nautilus Inc (a)                                                    22,243                            279,372
                                                                                        ----------------------------

      Athletic Footwear (0.13%)
      K-Swiss Inc                                                         17,684                            494,622
                                                                                        ----------------------------


      Audio & Video Products (0.04%)
      Audiovox Corp (b)                                                   12,452                            156,024
                                                                                        ----------------------------

      Auto - Medium & Heavy Duty Trucks (0.05%)
      ASV Inc (a)(b)                                                      12,157                            185,516
                                                                                        ----------------------------

      Auto - Truck Trailers (0.08%)
      Wabash National Corp (a)                                            21,122                            300,777
                                                                                        ----------------------------

      Auto Repair Centers (0.04%)
      Midas Inc (b)                                                        8,214                            141,692
                                                                                        ----------------------------

      Auto/Truck Parts & Equipment - Original (0.08%)
      Superior Industries International (a)                               15,519                            282,601
                                                                                        ----------------------------

   Auto/Truck Parts & Equipment - Replacement (0.02%)
      Standard Motor Products Inc (a)                                      8,017                             62,533
                                                                                        ----------------------------

      Batteries & Battery Systems (0.10%)
      Greatbatch Inc (a)(b)                                               14,790                            362,503
                                                                                        ----------------------------

      Beverages - Non-Alcoholic (0.44%)
      Hansen Natural Corp (a)(b)                                          35,193                          1,618,526
                                                                                        ----------------------------

      Broadcasting Services & Programming (0.04%)
      4Kids Entertainment Inc (b)                                          8,879                            144,639
                                                                                        ----------------------------

      Building - Maintenance & Service (0.23%)
      ABM Industries Inc                                                  26,118                            430,947
      Healthcare Services Group                                           18,486                            399,482
                                                                                        ----------------------------
                                                                                                            830,429
                                                                                        ----------------------------
      Building - Mobile Home & Manufactured Housing
      (0.48%)
      Champion Enterprises Inc (a)(b)                                     51,707                            342,817
      Coachmen Industries Inc                                              9,537                            103,286
      Fleetwood Enterprises Inc (a)(b)                                    43,251                            307,947
      Monaco Coach Corp (a)                                               18,129                            193,074
      Skyline Corp                                                         4,611                            174,342
      Winnebago Industries (a)                                            22,074                            638,159
                                                                                        ----------------------------
                                                                                                          1,759,625
                                                                                        ----------------------------
      Building - Residential & Commercial (0.96%)
      M/I Homes Inc (a)                                                    8,269                            266,427
      Meritage Homes Corp (a)(b)                                          15,171                            588,180
      NVR Inc (a)(b)                                                       3,360                          1,663,200
      Standard-Pacific Corp                                               45,021                          1,005,319
                                                                                        ----------------------------
                                                                                                          3,523,126
                                                                                        ----------------------------
      Building & Construction - Miscellaneous (0.11%)
      Insituform Technologies Inc (a)(b)                                  18,429                            397,145
                                                                                        ----------------------------

      Building & Construction Products - Miscellaneous
      (0.52%)
      Drew Industries Inc (a)(b)                                          10,366                            241,839
      ElkCorp                                                             12,360                            308,258
      NCI Building Systems Inc (a)(b)                                     13,950                            652,023
      Simpson Manufacturing Co Inc (a)                                    24,967                            699,076
                                                                                        ----------------------------
                                                                                                          1,901,196
                                                                                        ----------------------------

      Building Products - Air & Heating (0.24%)
      Lennox International Inc                                            38,975                            889,020
                                                                                        ----------------------------

      Building Products - Cement & Aggregate (0.22%)
      Texas Industries Inc                                                16,223                            801,092
                                                                                        ----------------------------

      Building Products - Doors & Windows (0.07%)
      Apogee Enterprises Inc                                              18,969                            272,585
                                                                                        ----------------------------

      Building Products - Wood (0.15%)
      Universal Forest Products Inc                                       11,115                            564,531
                                                                                        ----------------------------

      Casino Hotels (0.34%)
      Aztar Corp (b)                                                      24,437                          1,264,370
                                                                                        ----------------------------

      Casino Services (0.19%)
      Shuffle Master Inc (a)(b)                                           23,578                            687,299
                                                                                        ----------------------------

      Chemicals - Diversified (0.16%)
      Georgia Gulf Corp (a)                                               23,194                            590,519
                                                                                        ----------------------------

      Chemicals - Fibers (0.01%)
      Wellman Inc (a)                                                     11,749                             35,717
                                                                                        ----------------------------

      Chemicals - Plastics (0.26%)
      PolyOne Corp (a)(b)                                                 62,739                            523,871
      Schulman A Inc                                                      19,916                            435,762
                                                                                        ----------------------------
                                                                                                            959,633
                                                                                        ----------------------------
      Chemicals - Specialty (0.90%)
      Arch Chemicals Inc                                                  16,245                            575,723
      HB Fuller Co                                                        19,941                            797,241
      MacDermid Inc                                                       17,145                            463,429
      OM Group Inc (b)                                                    19,880                            698,186
      Omnova Solutions Inc (b)                                            28,093                            169,401
      Penford Corp                                                         6,048                             97,433
      Quaker Chemical Corp                                                 6,652                            128,450
      Tronox Inc                                                          28,020                            368,463
                                                                                        ----------------------------
                                                                                                          3,298,326
                                                                                        ----------------------------
      Circuit Boards (0.09%)
      Park Electrochemical Corp                                           13,668                            336,643
                                                                                        ----------------------------

      Coal (0.40%)
      Massey Energy Co (a)                                                55,593                          1,485,445
                                                                                        ----------------------------

      Coffee (0.07%)
      Peet's Coffee & Tea Inc (a)(b)                                       9,374                            265,940
                                                                                        ----------------------------

      Collectibles (0.15%)
      Lenox Group Inc (b)                                                  9,539                             66,391
      RC2 Corp (a)(b)                                                     14,123                            478,346
                                                                                        ----------------------------
                                                                                                            544,737
                                                                                        ----------------------------
      Commercial Banks (6.24%)
      Bank Mutual Corp                                                    41,245                            508,138
      Central Pacific Financial Corp                                      20,665                            723,275
      Chittenden Corp                                                     31,729                            895,392
      Community Bank System Inc (a)                                       20,263                            428,765
      East West Bancorp Inc                                               41,173                          1,661,331
      First Bancorp/Puerto Rico (a)                                       54,803                            520,080
      First Commonwealth Financial Corp (a)                               47,871                            621,844
      First Indiana Corp                                                   8,908                            223,324
      First Midwest Bancorp Inc/IL                                        33,825                          1,207,552
      First Republic Bank/San Francisco CA                                16,258                            691,453
      Fremont General Corp                                                44,366                            787,496
      Glacier Bancorp Inc                                                 21,929                            671,905
      Hanmi Financial Corp                                                26,845                            511,129
      Independent Bank Corp/MI (a)                                        13,034                            333,801
      Irwin Financial Corp                                                12,506                            245,493
      Nara Bancorp Inc (a)                                                13,579                            249,989
      PrivateBancorp Inc (a)                                              11,913                            560,030
      Prosperity Bancshares Inc                                           17,115                            601,935
      Provident Bankshares Corp                                           22,348                            821,736
      Republic Bancorp Inc/MI (a)                                         50,581                            660,588
      South Financial Group Inc/The                                       50,853                          1,374,048
      Sterling Bancorp/NY                                                 12,735                            256,865
      Sterling Bancshares Inc/TX                                          30,995                            607,192
      Sterling Financial Corp/WA                                          25,001                            799,282
      Susquehanna Bancshares Inc                                          35,083                            848,307
      Trustco Bank Corp NY (a)                                            50,882                            560,211
      UCBH Holdings Inc (a)                                               64,054                          1,068,421
      Umpqua Holdings Corp (a)                                            38,944                          1,016,049
      United Bankshares Inc                                               24,913                            887,650
      Whitney Holding Corp                                                44,548                          1,607,737
      Wilshire Bancorp Inc (a)                                            10,329                            194,908
      Wintrust Financial Corp (a)                                         16,462                            790,341
                                                                                        ----------------------------
                                                                                                         22,936,267
                                                                                        ----------------------------
      Commercial Services (0.70%)
      Arbitron Inc                                                        20,413                            747,320
      Central Parking Corp                                                12,184                            187,390
      CPI Corp                                                             3,740                            120,054
      Live Nation Inc (b)                                                 43,263                            906,792
      Pre-Paid Legal Services Inc (a)                                      6,739                            244,087
      Startek Inc                                                          7,668                            102,061
      Vertrue Inc (a)(b)                                                   6,664                            282,953
                                                                                        ----------------------------
                                                                                                          2,590,657
                                                                                        ----------------------------
      Commercial Services - Finance (0.36%)
      Bankrate Inc (a)(b)                                                  7,565                            227,631
      Coinstar Inc (a)(b)                                                 18,904                            461,068
      NCO Group Inc (b)                                                   21,911                            579,546
      Rewards Network Inc (a)(b)                                          14,376                             64,692
                                                                                        ----------------------------
                                                                                                          1,332,937
                                                                                        ----------------------------
      Communications Software (0.43%)
      Avid Technology Inc (a)(b)                                          28,644                          1,009,415
      Captaris Inc (b)                                                    19,178                             87,835
      Digi International Inc (b)                                          15,119                            189,139
      Inter-Tel Inc                                                       14,317                            306,956
                                                                                        ----------------------------
                                                                                                          1,593,345
                                                                                        ----------------------------
      Computer Aided Design (0.32%)
      Ansys Inc (b)                                                       25,955                          1,191,075
                                                                                        ----------------------------

      Computer Services (0.79%)
      CACI International Inc (b)                                          20,718                          1,167,459
      Carreker Corp (b)                                                   15,001                             99,757
      Ciber Inc (b)                                                       37,002                            240,513
      Factset Research Systems Inc                                        23,108                          1,014,441

      Manhattan Associates Inc (b)                                        18,625                            392,243
                                                                                        ----------------------------
                                                                                                          2,914,413
                                                                                        ----------------------------
      Computer Software (0.02%)
      Phoenix Technologies Ltd (b)                                        17,185                             81,629
                                                                                        ----------------------------

      Computers - Integrated Systems (0.87%)
      Agilysys Inc                                                        20,701                            324,385
      Catapult Communications Corp (a)(b)                                  7,025                             70,742
      Kronos Inc/MA (a)(b)                                                21,734                            630,503
      Mercury Computer Systems Inc (a)(b)                                 14,226                            191,197
      Micros Systems Inc (b)                                              26,360                          1,054,400
      MTS Systems Corp                                                    12,375                            456,143
      Radiant Systems Inc (a)(b)                                          16,173                            177,418
      Radisys Corp (a)(b)                                                 14,304                            301,671
                                                                                        ----------------------------
                                                                                                          3,206,459
                                                                                        ----------------------------
      Computers - Memory Devices (0.30%)
      Hutchinson Technology Inc (a)(b)                                    17,394                            313,962
      Komag Inc (a)(b)                                                    20,839                            798,342
                                                                                        ----------------------------
                                                                                                          1,112,304
                                                                                        ----------------------------
      Computers - Peripheral Equipment (0.10%)
      Synaptics Inc (a)(b)                                                16,959                            356,478
                                                                                        ----------------------------

      Computers - Voice Recognition (0.12%)
      Talx Corp                                                           21,853                            449,079
                                                                                        ----------------------------

      Consulting Services (0.35%)
      MAXIMUS Inc                                                         12,940                            351,192
      Watson Wyatt Worldwide Inc                                          28,694                            945,754
                                                                                        ----------------------------
                                                                                                          1,296,946
                                                                                        ----------------------------
      Consumer Products - Miscellaneous (0.52%)
      CNS Inc (a)                                                          9,482                            215,431
      Fossil Inc (a)(b)                                                   31,483                            571,731
      Playtex Products Inc (a)(b)                                         43,140                            488,345
      Russ Berrie & Co Inc (a)(b)                                          8,054                             88,674
      Spectrum Brands Inc (a)(b)                                          25,641                            173,590
      WD-40 Co                                                            11,390                            371,428
                                                                                        ----------------------------
                                                                                                          1,909,199
                                                                                        ----------------------------
      Containers - Paper & Plastic (0.05%)
      Chesapeake Corp                                                     13,441                            191,534
                                                                                        ----------------------------

      Data Processing & Management (0.95%)
      eFunds Corp (a)(b)                                                  31,541                            663,307
      Filenet Corp (b)                                                    28,574                            909,225
      Global Payments Inc                                                 45,347                          1,929,061
                                                                                        ----------------------------
                                                                                                          3,501,593
                                                                                        ----------------------------
      Decision Support Software (0.09%)
      SPSS Inc (b)                                                        11,805                            319,089
                                                                                        ----------------------------

      Diagnostic Equipment (0.25%)
      Immucor Inc (b)                                                     45,991                            915,681
                                                                                        ----------------------------

      Diagnostic Kits (0.64%)
      Biosite Inc (a)(b)                                                  11,671                            454,936
      Idexx Laboratories Inc (b)                                          21,399                          1,893,811
                                                                                        ----------------------------
                                                                                                          2,348,747
                                                                                        ----------------------------

      Direct Marketing (0.21%)
      Advo Inc                                                            21,525                            779,420
                                                                                        ----------------------------

      Disposable Medical Products (0.18%)
      ICU Medical Inc (b)                                                  9,686                            404,681
      Merit Medical Systems Inc (a)(b)                                    18,464                            268,097
                                                                                        ----------------------------
                                                                                                            672,778
                                                                                        ----------------------------
      Distribution & Wholesale (1.70%)
      Bell Microproducts Inc (a)(b)                                       20,551                             96,795
      Brightpoint Inc (b)                                                 34,096                            500,188
      Building Material Holding Corp (a)                                  19,631                            420,693
      LKQ Corp (a)(b)                                                     31,463                            704,771
      Owens & Minor Inc                                                   27,186                            821,289
      Pool Corp (a)                                                       35,903                          1,397,704
      Scansource Inc (a)(b)                                               17,401                            517,680
      United Stationers Inc (b)                                           21,419                          1,053,172
      Watsco Inc                                                          16,250                            720,200
                                                                                        ----------------------------
                                                                                                          6,232,492
                                                                                        ----------------------------
      Diversified Manufacturing Operations (1.03%)
      Acuity Brands Inc                                                   30,447                          1,331,447
      AO Smith Corp                                                       13,886                            595,154
      Barnes Group Inc                                                    24,434                            415,622
      EnPro Industries Inc (a)(b)                                         14,299                            447,273
      Griffon Corp (b)                                                    17,155                            388,046
      Lydall Inc (b)                                                      10,993                             98,497
      Standex International Corp                                           7,547                            206,486
      Tredegar Corp (a)                                                   18,941                            299,647
                                                                                        ----------------------------
                                                                                                          3,782,172
                                                                                        ----------------------------
      Diversified Minerals (0.09%)
      AMCOL International Corp (a)                                        15,024                            348,106
                                                                                        ----------------------------

      Diversified Operations & Commercial Services
      (0.37%)
      Chemed Corp (a)                                                     17,740                            652,477
      Viad Corp                                                           15,048                            488,759
      Volt Information Sciences Inc (b)                                    5,578                            236,507
                                                                                        ----------------------------
                                                                                                          1,377,743
                                                                                        ----------------------------
      Drug Delivery Systems (0.09%)
      Noven Pharmaceuticals Inc (a)(b)                                    16,058                            317,306
                                                                                        ----------------------------

      E-Commerce - Products (0.07%)
      Stamps.com Inc (a)(b)                                               13,287                            270,922
                                                                                        ----------------------------

      E-Commerce - Services (0.02%)
      Napster Inc (a)(b)                                                  30,459                             82,849
                                                                                        ----------------------------

      Electric - Integrated (1.46%)
      Allete Inc                                                          20,522                            952,631
      Avista Corp (a)                                                     33,165                            828,462
      Central Vermont Public Service Corp                                  6,832                            149,962
      CH Energy Group Inc                                                  9,192                            455,831
      Cleco Corp                                                          34,181                            844,954
      El Paso Electric Co (a)(b)                                          32,826                            719,546
      Green Mountain Power Corp                                            3,563                            120,358
      UIL Holdings Corp (a)                                               14,648                            510,190
      Unisource Energy Corp (a)                                           23,779                            793,268
                                                                                        ----------------------------
                                                                                                          5,375,202
                                                                                        ----------------------------

      Electric Products - Miscellaneous (0.14%)
      Littelfuse Inc (a)(b)                                               15,137                            511,328
                                                                                        ----------------------------

      Electronic Components - Miscellaneous (1.13%)
      Bel Fuse Inc                                                         7,982                            252,151
      Benchmark Electronics Inc (a)(b)                                    43,584                          1,060,399
      CTS Corp                                                            24,335                            350,667
      Cubic Corp (a)                                                      10,509                            210,811
      Daktronics Inc (a)                                                  21,301                            599,410
      Methode Electronics Inc                                             25,285                            202,280
      Planar Systems Inc (b)                                              10,339                            109,180
      Rogers Corp (b)                                                     11,818                            673,626
      Technitrol Inc (a)                                                  27,501                            681,475
                                                                                        ----------------------------
                                                                                                          4,139,999
                                                                                        ----------------------------
      Electronic Components - Semiconductors (0.91%)
      Actel Corp (a)(b)                                                   17,531                            237,720
      Diodes Inc (a)(b)                                                   12,985                            466,032
      DSP Group Inc (a)(b)                                                20,539                            492,115
      ESS Technology (b)                                                  23,646                             40,435
      Kopin Corp (a)(b)                                                   46,352                            153,889
      Microsemi Corp (b)                                                  47,904                          1,211,971
      Skyworks Solutions Inc (a)(b)                                      108,770                            477,500
      Supertex Inc (a)(b)                                                  8,097                            269,144
                                                                                        ----------------------------
                                                                                                          3,348,806
                                                                                        ----------------------------
      Electronic Measurement Instruments (1.16%)
      Analogic Corp (a)                                                    9,459                            432,655
      Flir Systems Inc (a)(b)                                             46,875                          1,125,469
      Itron Inc (a)(b)                                                    17,197                            800,348
      Keithley Instruments Inc                                             9,752                            110,100
      Trimble Navigation Ltd (b)                                          37,049                          1,779,463
                                                                                        ----------------------------
                                                                                                          4,248,035
                                                                                        ----------------------------
      Electronic Security Devices (0.05%)
      LoJack Corp (a)(b)                                                  12,760                            201,736
                                                                                        ----------------------------

      Electronics - Military (0.06%)
      EDO Corp (a)                                                        10,073                            226,038
                                                                                        ----------------------------

      E-Marketing & Information (0.02%)
      MIVA Inc (b)                                                        19,083                             58,203
                                                                                        ----------------------------

      Energy - Alternate Sources (0.18%)
      Headwaters Inc (a)(b)                                               28,670                            663,424
                                                                                        ----------------------------

      Engineering - Research & Development Services
      (0.93%)
      EMCOR Group Inc (b)                                                 21,331                          1,098,973
      Shaw Group Inc/The (a)(b)                                           54,433                          1,126,219
      URS Corp (b)                                                        30,179                          1,195,088
                                                                                        ----------------------------
                                                                                                          3,420,280
                                                                                        ----------------------------
      Engines - Internal Combustion (0.24%)
      Briggs & Stratton Corp                                              34,680                            887,808
                                                                                        ----------------------------

      Enterprise Software & Services (0.68%)
      Epicor Software Corp (a)(b)                                         37,182                            435,773
      Hyperion Solutions Corp (b)                                         40,184                          1,252,133
      JDA Software Group Inc (a)(b)                                       19,780                            305,997
      Mantech International Corp (b)                                      12,212                            344,256

      Neoware Inc (a)(b)                                                  13,428                            166,239
                                                                                        ----------------------------
                                                                                                          2,504,398
                                                                                        ----------------------------
      Entertainment Software (0.41%)
      Take-Two Interactive Software Inc (a)(b)                            49,198                            526,910
      THQ Inc (a)(b)                                                      43,672                            990,918
                                                                                        ----------------------------
                                                                                                          1,517,828
                                                                                        ----------------------------
      Environmental Consulting & Engineering (0.17%)
      Tetra Tech Inc (b)                                                  38,915                            623,807
                                                                                        ----------------------------

      E-Services - Consulting (0.32%)
      Digital Insight Corp (a)(b)                                         23,431                            552,971
      Websense Inc (a)(b)                                                 32,541                            610,144
                                                                                        ----------------------------
                                                                                                          1,163,115
                                                                                        ----------------------------
      Fiduciary Banks (0.16%)
      Boston Private Financial Holdings Inc                               23,909                            600,833
                                                                                        ----------------------------

      Filtration & Separation Products (0.27%)
      Clarcor Inc                                                         35,115                            998,319
                                                                                        ----------------------------

      Finance - Consumer Loans (0.27%)
      Portfolio Recovery Associates (a)(b)                                10,779                            461,557
      World Acceptance Corp (b)                                           12,434                            516,011
                                                                                        ----------------------------
                                                                                                            977,568
                                                                                        ----------------------------
      Finance - Investment Banker & Broker (0.85%)
      Investment Technology Group Inc (b)                                 29,349                          1,478,015
      LaBranche & Co Inc (a)(b)                                           41,186                            406,918
      Piper Jaffray Cos (b)                                               14,088                            721,165
      SWS Group Inc                                                       10,847                            282,781
      TradeStation Group Inc (a)(b)                                       15,690                            229,388
                                                                                        ----------------------------
                                                                                                          3,118,267
                                                                                        ----------------------------
      Finance - Leasing Company (0.13%)
      Financial Federal Corp (a)                                          18,418                            494,892
                                                                                        ----------------------------

      Firearms & Ammunition (0.03%)
      Sturm Ruger & Co Inc (a)                                            14,599                             97,375
                                                                                        ----------------------------

      Food - Baking (0.28%)
      Flowers Foods Inc                                                   35,850                          1,021,008
                                                                                        ----------------------------

      Food - Canned (0.14%)
      TreeHouse Foods Inc (b)                                             21,082                            505,125
                                                                                        ----------------------------

      Food - Miscellaneous/Diversified (1.05%)
      American Italian Pasta Co (a)(b)                                    12,501                            103,883
      Corn Products International Inc                                     50,284                          1,672,446
      Hain Celestial Group Inc (a)(b)                                     26,093                            563,609
      J&J Snack Foods Corp                                                 9,216                            277,309
      Lance Inc                                                           20,530                            489,230
      Ralcorp Holdings Inc (b)                                            17,959                            748,531
                                                                                        ----------------------------
                                                                                                          3,855,008
                                                                                        ----------------------------
      Food - Retail (0.08%)
      Great Atlantic & Pacific Tea Co (a)                                 12,318                            292,553
                                                                                        ----------------------------

      Food - Wholesale & Distribution (0.47%)
      Nash Finch Co (a)                                                    9,043                            202,292
      Performance Food Group Co (b)                                       23,442                            653,329

      United Natural Foods Inc (a)(b)                                     28,629                            862,878
                                                                                        ----------------------------
                                                                                                          1,718,499
                                                                                        ----------------------------
      Footwear & Related Apparel (0.54%)
      Deckers Outdoor Corp (b)                                             7,385                            314,896
      Skechers U.S.A. Inc (b)                                             17,466                            380,934
      Stride Rite Corp                                                    24,902                            315,259
      Wolverine World Wide Inc                                            37,811                            961,912
                                                                                        ----------------------------
                                                                                                          1,973,001
                                                                                        ----------------------------
      Forestry (0.11%)
      Deltic Timber Corp                                                   8,410                            415,286
                                                                                        ----------------------------

      Gambling (Non-Hotel) (0.24%)
      Pinnacle Entertainment Inc (b)                                      32,516                            891,914
                                                                                        ----------------------------

      Garden Products (0.33%)
      Toro Co (a)                                                         28,911                          1,197,205
                                                                                        ----------------------------

      Gas - Distribution (3.38%)
      Atmos Energy Corp (a)                                               55,032                          1,583,271
      Cascade Natural Gas Corp                                             7,786                            201,813
      Energen Corp                                                        49,822                          2,123,414
      Laclede Group Inc/The (a)                                           14,463                            480,605
      New Jersey Resources Corp (a)                                       19,006                            948,970
      Northwest Natural Gas Co                                            18,701                            710,077
      Piedmont Natural Gas Co (a)                                         51,048                          1,313,975
      South Jersey Industries Inc                                         19,776                            586,754
      Southern Union Co (a)                                               66,754                          1,811,703
      Southwest Gas Corp                                                  27,161                            894,412
      UGI Corp                                                            71,414                          1,774,638
                                                                                        ----------------------------
                                                                                                         12,429,632
                                                                                        ----------------------------
      Health Care Cost Containment (0.04%)
      Hooper Holmes Inc                                                   44,899                            134,697
                                                                                        ----------------------------

      Home Furnishings (0.39%)
      Bassett Furniture Industries Inc                                     8,019                            144,583
      Ethan Allen Interiors Inc (a)                                       22,408                            836,266
      La-Z-Boy Inc (a)                                                    35,068                            447,117
                                                                                        ----------------------------
                                                                                                          1,427,966
                                                                                        ----------------------------
      Hotels & Motels (0.08%)
      Marcus Corp                                                         14,779                            291,737
                                                                                        ----------------------------

      Housewares (0.07%)
      Libbey Inc                                                           9,551                             75,739
      National Presto Industries Inc                                       3,194                            172,604
                                                                                        ----------------------------
                                                                                                            248,343
                                                                                        ----------------------------
      Human Resources (0.75%)
      Administaff Inc                                                     15,939                            503,832
      CDI Corp                                                             8,529                            166,742
      Cross Country Healthcare Inc (b)                                    14,148                            252,825
      Gevity HR Inc                                                       17,780                            394,894
      Heidrick & Struggles International Inc (b)                          12,438                            401,996
      Labor Ready Inc (a)(b)                                              36,981                            603,160
      On Assignment Inc (a)(b)                                            17,695                            151,292
      Spherion Corp (b)                                                   38,992                            296,339
                                                                                        ----------------------------
                                                                                                          2,771,080
                                                                                        ----------------------------
      Identification Systems - Development (0.58%)
      Brady Corp                                                          36,020                          1,216,035
      Checkpoint Systems Inc (a)(b)                                       26,564                            438,306
      Paxar Corp (a)(b)                                                   25,055                            461,513
                                                                                        ----------------------------
                                                                                                          2,115,854
                                                                                        ----------------------------
      Industrial Audio & Video Products (0.07%)
      Sonic Solutions Inc (a)(b)                                          17,184                            244,185
                                                                                        ----------------------------

      Industrial Automation & Robots (0.27%)
      Cognex Corp                                                         31,608                            745,949
      Gerber Scientific Inc (a)(b)                                        15,308                            234,671
                                                                                        ----------------------------
                                                                                                            980,620
                                                                                        ----------------------------
      Instruments - Controls (0.37%)
      Photon Dynamics Inc (b)                                             11,557                            122,735
      Watts Water Technologies Inc (a)                                    17,268                            503,017
      Woodward Governor Co                                                20,172                            591,241
      X-Rite Inc                                                          16,864                            156,161
                                                                                        ----------------------------
                                                                                                          1,373,154
                                                                                        ----------------------------
      Instruments - Scientific (0.31%)
      Dionex Corp (a)(b)                                                  13,557                            750,380
      FEI Co (a)(b)                                                       17,026                            370,826
                                                                                        ----------------------------
                                                                                                          1,121,206
                                                                                        ----------------------------
      Insurance Brokers (0.27%)
      Hilb Rogal & Hobbs Co (a)                                           24,538                            993,789
                                                                                        ----------------------------

      Internet Application Software (0.22%)
      WebEx Communications Inc (a)(b)                                     24,094                            825,942
                                                                                        ----------------------------

      Internet Connectivity Services (0.04%)
      PC-Tel Inc (a)(b)                                                   14,978                            139,445
                                                                                        ----------------------------

      Internet Content - Information & News (0.11%)
      Infospace Inc (b)                                                   18,830                            415,390
                                                                                        ----------------------------

      Internet Security (0.25%)
      Blue Coat Systems Inc (a)(b)                                         9,811                            141,082
      Internet Security Systems (a)(b)                                    26,084                            586,629
      Secure Computing Corp (a)(b)                                        36,701                            204,058
                                                                                        ----------------------------
                                                                                                            931,769
                                                                                        ----------------------------
      Internet Telephony (0.26%)
      j2 Global Communications Inc (a)(b)                                 33,692                            943,376
                                                                                        ----------------------------

      Lasers - Systems & Components (0.55%)
      Coherent Inc (b)                                                    21,008                            673,517
      Cymer Inc (b)                                                       25,719                          1,006,127
      Electro Scientific Industries Inc (b)                               19,662                            345,658
                                                                                        ----------------------------
                                                                                                          2,025,302
                                                                                        ----------------------------
      Leisure & Recreation Products (0.25%)
      K2 Inc (b)                                                          31,905                            335,641
      Multimedia Games Inc (a)(b)                                         18,407                            180,204
      WMS Industries Inc (a)(b)                                           15,421                            409,119
                                                                                        ----------------------------
                                                                                                            924,964
                                                                                        ----------------------------
      Life & Health Insurance (0.40%)
      Delphi Financial Group                                              28,968                          1,103,391
      Presidential Life Corp                                              14,574                            351,816
                                                                                        ----------------------------
                                                                                                          1,455,207
                                                                                        ----------------------------
      Linen Supply & Related Items (0.16%)
      Angelica Corp                                                        6,395                            107,756
      G&K Services Inc                                                    14,425                            486,555
                                                                                        ----------------------------
                                                                                                            594,311
                                                                                        ----------------------------
      Machinery - Construction & Mining (0.43%)
      Astec Industries Inc (b)                                            12,358                            261,989
      JLG Industries Inc                                                  72,117                          1,305,318
                                                                                        ----------------------------
                                                                                                          1,567,307
                                                                                        ----------------------------
      Machinery - Electrical (0.37%)
      Baldor Electric Co (a)                                              18,558                            549,317
      Regal-Beloit Corp                                                   20,849                            828,748
                                                                                        ----------------------------
                                                                                                          1,378,065
                                                                                        ----------------------------
      Machinery - Farm (0.06%)
      Lindsay Manufacturing Co                                             7,818                            209,210
                                                                                        ----------------------------

      Machinery - General Industry (1.62%)
      Albany International Corp                                           20,176                            724,924
      Applied Industrial Technologies Inc                                 25,162                            586,778
      Gardner Denver Inc (b)                                              35,503                          1,230,179
      IDEX Corp                                                           36,193                          1,572,586
      Manitowoc Co Inc/The                                                41,510                          1,629,682
      Robbins & Myers Inc (a)                                              7,911                            212,015
                                                                                        ----------------------------
                                                                                                          5,956,164
                                                                                        ----------------------------
      Medical - Biomedical/Gene (0.53%)
      Arqule Inc (a)(b)                                                   24,053                            124,113
      Cambrex Corp                                                        18,202                            387,885
      CryoLife Inc (a)(b)                                                 14,971                             83,837
      Enzo Biochem Inc (a)(b)                                             18,589                            239,612
      Integra LifeSciences Holdings Corp (b)                              12,014                            442,836
      Regeneron Pharmaceuticals Inc (b)                                   30,124                            411,494
      Savient Pharmaceuticals Inc (b)                                     41,934                            247,411
                                                                                        ----------------------------
                                                                                                          1,937,188
                                                                                        ----------------------------
      Medical - Drugs (0.14%)
      Bradley Pharmaceuticals Inc (a)(b)                                  10,309                            104,533
      Sciele Pharma Inc (a)(b)                                            19,166                            391,753
                                                                                        ----------------------------
                                                                                                            496,286
                                                                                        ----------------------------
      Medical - Generic Drugs (0.18%)
      Alpharma Inc                                                        28,940                            653,465
                                                                                        ----------------------------

      Medical - HMO (0.80%)
      AMERIGROUP Corp (a)(b)                                              35,047                          1,019,868
      Centene Corp (a)(b)                                                 29,217                            474,776
      Sierra Health Services Inc (a)(b)                                   33,787                          1,458,923
                                                                                        ----------------------------
                                                                                                          2,953,567
                                                                                        ----------------------------
      Medical - Hospitals (0.20%)
      United Surgical Partners International (a)(b)                       30,115                            743,841
                                                                                        ----------------------------

      Medical - Nursing Homes (0.18%)
      Genesis HealthCare Corp (b)                                         13,270                            644,524
                                                                                        ----------------------------

      Medical - Outpatient & Home Medical Care (0.43%)
      Amedisys Inc (a)(b)                                                 10,828                            413,521
      Amsurg Corp (a)(b)                                                  20,198                            447,790
      Gentiva Health Services Inc (a)(b)                                  18,244                            293,546
      Odyssey HealthCare Inc (a)(b)                                       23,438                            422,118
                                                                                        ----------------------------
                                                                                                          1,576,975
                                                                                        ----------------------------
      Medical Information Systems (0.79%)
      Cerner Corp (a)(b)                                                  42,576                          1,723,476

      Dendrite International Inc (a)(b)                                   29,607                            269,720
      Per-Se Technologies Inc (a)(b)                                      22,490                            536,836
      Quality Systems Inc. (a)                                            11,230                            371,938
                                                                                        ----------------------------
                                                                                                          2,901,970
                                                                                        ----------------------------
      Medical Instruments (0.74%)
      Arthrocare Corp (a)(b)                                              17,725                            780,609
      Conmed Corp (a)(b)                                                  19,052                            380,087
      Datascope Corp (a)                                                   8,583                            263,755
      DJO Inc (b)                                                         15,438                            609,338
      Kensey Nash Corp (a)(b)                                              6,818                            192,677
      Possis Medical Inc (a)(b)                                           11,658                             97,461
      SurModics Inc (a)(b)                                                10,661                            381,131
                                                                                        ----------------------------
                                                                                                          2,705,058
                                                                                        ----------------------------
      Medical Laser Systems (0.32%)
      Biolase Technology Inc (a)                                          15,802                            129,735
      LCA-Vision Inc (a)                                                  14,075                            607,336
      Palomar Medical Technologies Inc (a)(b)                             11,788                            449,005
                                                                                        ----------------------------
                                                                                                          1,186,076
                                                                                        ----------------------------
      Medical Products (1.73%)
      American Medical Systems Holdings Inc (a)(b)                        47,339                            863,937
      Cooper Cos Inc/The (a)                                              30,483                          1,347,349
      Cyberonics Inc (a)(b)                                               14,847                            318,171
      Haemonetics Corp/Mass (b)                                           18,238                            800,101
      Invacare Corp                                                       21,607                            454,395
      Mentor Corp (a)                                                     25,939                          1,153,248
      Osteotech Inc (b)                                                   11,730                             45,512
      PolyMedica Corp                                                     15,680                            606,973
      Viasys Healthcare Inc (b)                                           21,951                            565,458
      Vital Signs Inc (a)                                                  4,012                            206,578
                                                                                        ----------------------------
                                                                                                          6,361,722
                                                                                        ----------------------------
      Metal - Aluminum (0.13%)
      Century Aluminum Co (a)(b)                                          15,603                            481,665
                                                                                        ----------------------------

      Metal - Iron (0.29%)
      Cleveland-Cliffs Inc (a)                                            29,916                          1,081,463
                                                                                        ----------------------------

      Metal Processors & Fabrication (0.70%)
      Kaydon Corp (a)                                                     19,126                            693,318
      Mueller Industries Inc                                              24,993                            918,243
      Quanex Corp                                                         25,768                            935,121
      Wolverine Tube Inc (a)(b)                                           10,218                             44,550
                                                                                        ----------------------------
                                                                                                          2,591,232
                                                                                        ----------------------------
      Metal Products - Distribution (0.09%)
      AM Castle & Co                                                       6,968                            230,501
      Lawson Products                                                      3,107                            113,437
                                                                                        ----------------------------
                                                                                                            343,938
                                                                                        ----------------------------
      Miscellaneous Manufacturers (0.33%)
      Aptargroup Inc                                                      23,828                          1,227,142
                                                                                        ----------------------------

      Multi-Line Insurance (0.11%)
      United Fire & Casualty Co                                           13,234                            395,167
                                                                                        ----------------------------

      Networking Products (0.82%)
      Adaptec Inc (b)                                                     77,332                            340,261
      Aeroflex Inc (a)(b)                                                 50,990                            517,039
      Anixter International Inc (a)                                       22,479                          1,239,267
      Black Box Corp                                                      11,850                            487,153
      Netgear Inc (b)                                                     22,475                            434,891
                                                                                        ----------------------------
                                                                                                          3,018,611
                                                                                        ----------------------------
      Non-Ferrous Metals (0.28%)
      Brush Engineered Materials Inc (a)(b)                               13,160                            303,601
      RTI International Metals Inc (a)(b)                                 15,438                            711,383
                                                                                        ----------------------------
                                                                                                          1,014,984
                                                                                        ----------------------------
      Non-Hazardous Waste Disposal (0.31%)
      Waste Connections Inc (a)(b)                                        30,197                          1,128,764
                                                                                        ----------------------------

      Office Automation & Equipment (0.21%)
      Global Imaging Systems Inc (a)(b)                                   17,837                            754,148
                                                                                        ----------------------------

      Office Furnishings - Original (0.11%)
      Interface Inc (b)                                                   33,396                            409,769
                                                                                        ----------------------------

      Office Supplies & Forms (0.22%)
      John H Harland Co (a)                                               18,204                            715,599
      Standard Register Co/The (a)                                         8,628                            106,125
                                                                                        ----------------------------
                                                                                                            821,724
                                                                                        ----------------------------
      Oil - Field Services (2.08%)
      Helix Energy Solutions Group Inc (a)(b)                             61,736                          2,407,087
      Oceaneering International Inc (b)                                   36,454                          1,593,769
      SEACOR Holdings Inc (a)(b)                                          14,138                          1,150,126
      Tetra Technologies Inc (b)                                          48,434                          1,385,697
      W-H Energy Services Inc (b)                                         19,976                          1,099,079
                                                                                        ----------------------------
                                                                                                          7,635,758
                                                                                        ----------------------------
      Oil & Gas Drilling (0.23%)
      Atwood Oceanics Inc (a)(b)                                          18,309                            859,241
                                                                                        ----------------------------

      Oil Company - Exploration & Production (2.91%)
      Cabot Oil & Gas Corp                                                33,123                          1,747,238
      Cimarex Energy Co (a)                                               56,011                          2,286,929
      Penn Virginia Corp                                                  12,646                            863,216
      Petroleum Development Corp (b)                                      11,041                            491,766
      St Mary Land & Exploration Co (a)                                   38,755                          1,666,465
      Stone Energy Corp (b)                                               18,490                            864,408
      Swift Energy Co (a)(b)                                              19,757                            948,336
      Unit Corp (b)                                                       31,369                          1,839,478
                                                                                        ----------------------------
                                                                                                         10,707,836
                                                                                        ----------------------------
      Oil Field Machinery & Equipment (1.39%)
      CARBO Ceramics Inc                                                  13,530                            526,182
      Dril-Quip Inc (a)(b)                                                 5,560                            469,764
      Hydril (b)                                                          13,361                            925,517
      Lone Star Technologies Inc (b)                                      20,872                            983,071
      Lufkin Industries Inc (a)                                           10,034                            622,208
      Maverick Tube Corp (a)(b)                                           25,055                          1,598,259
                                                                                        ----------------------------
                                                                                                          5,125,001
                                                                                        ----------------------------
      Oil Refining & Marketing (0.74%)
      Frontier Oil Corp                                                   76,793                          2,706,953
                                                                                        ----------------------------

      Paper & Related Products (0.45%)
      Buckeye Technologies Inc (a)(b)                                     22,474                            168,555
      Caraustar Industries Inc (b)                                        19,718                            139,209
      Neenah Paper Inc                                                    10,013                            294,783
      Pope & Talbot Inc (a)                                               11,079                             56,835
      Rock-Tenn Co                                                        21,344                            366,903
      Schweitzer-Mauduit International Inc                                10,468                            211,768
      Wausau Paper Corp                                                   34,667                            424,324
                                                                                        ----------------------------
                                                                                                          1,662,377
                                                                                        ----------------------------
    Physical Therapy & Rehabilitation Centers (0.06%)
      RehabCare Group Inc (b)                                             11,512                            215,505
                                                                                        ----------------------------

      Physician Practice Management (0.82%)
      Healthways Inc (a)(b)                                               23,406                          1,257,370
      Matria Healthcare Inc (a)(b)                                        14,222                            350,857
      Pediatrix Medical Group Inc (b)                                     32,889                          1,394,494
                                                                                        ----------------------------
                                                                                                          3,002,721
                                                                                        ----------------------------
      Poultry (0.07%)
      Sanderson Farms Inc                                                  9,662                            250,342
                                                                                        ----------------------------

      Power Converter & Supply Equipment (0.16%)
      Advanced Energy Industries Inc (b)                                  19,990                            258,670
      C&D Technologies Inc (a)                                            17,329                            123,036
      Magnetek Inc (b)                                                    19,741                             55,472
      Vicor Corp                                                          13,155                            150,625
                                                                                        ----------------------------
                                                                                                            587,803
                                                                                        ----------------------------
      Printing - Commercial (0.19%)
      Bowne & Co Inc                                                      21,559                            299,023
      Consolidated Graphics Inc (b)                                        8,007                            393,865
                                                                                        ----------------------------
                                                                                                            692,888
                                                                                        ----------------------------
      Property & Casualty Insurance (2.01%)
      Infinity Property & Casualty Corp                                   14,022                            576,164
      LandAmerica Financial Group Inc (a)                                 11,656                            744,003
      Philadelphia Consolidated Holding Co (a)(b)                         37,859                          1,282,284
      ProAssurance Corp (a)(b)                                            21,154                          1,051,565
      RLI Corp                                                            14,512                            686,127
      Safety Insurance Group Inc (a)                                       9,607                            509,748
      SCPIE Holdings Inc (b)                                               6,815                            156,064
      Selective Insurance Group                                           18,657                            951,507
      Stewart Information Services Corp                                   12,358                            424,868
      Zenith National Insurance Corp                                      25,045                          1,001,299
                                                                                        ----------------------------
                                                                                                          7,383,629
                                                                                        ----------------------------
      Publicly Traded Investment Fund (2.00%)
      iShares S&P SmallCap 600 Index Fund (a)                            122,558                          7,354,706
                                                                                        ----------------------------

      Radio (0.10%)
      Radio One Inc - Class D (b)                                         53,551                            384,496
                                                                                        ----------------------------

      Recreational Centers (0.04%)
      Bally Total Fitness Holding Corp (a)(b)                             23,105                            132,854
                                                                                        ----------------------------

      Recreational Vehicles (0.33%)
      Arctic Cat Inc                                                       8,668                            153,163
      Polaris Industries Inc                                              28,054                          1,072,224
                                                                                        ----------------------------
                                                                                                          1,225,387
                                                                                        ----------------------------
      Recycling (0.24%)
      Aleris International Inc (a)(b)                                     21,270                            870,794
                                                                                        ----------------------------

      REITS - Apartments (0.49%)
      Essex Property Trust Inc (a)                                        15,525                          1,817,822
                                                                                        ----------------------------

      REITS - Diversified (0.98%)
      Colonial Properties Trust                                           31,021                          1,486,836

      Entertainment Properties Trust (a)                                  17,939                            763,663
      Lexington Corporate Properties Trust                                35,854                            714,212
      PS Business Parks Inc                                               10,836                            650,160
                                                                                        ----------------------------
                                                                                                          3,614,871
                                                                                        ----------------------------
      REITS - Healthcare (0.08%)
      LTC Properties Inc                                                  13,784                            304,213
                                                                                        ----------------------------

      REITS - Mortgage (0.45%)
      New Century Financial Corp (a)                                      38,245                          1,669,777
                                                                                        ----------------------------

      REITS - Office Property (0.68%)
      Glenborough Realty Trust Inc (a)                                    21,833                            484,693
      Kilroy Realty Corp                                                  21,559                          1,592,994
      Parkway Properties Inc/Md                                            9,619                            437,376
                                                                                        ----------------------------
                                                                                                          2,515,063
                                                                                        ----------------------------
      REITS - Shopping Centers (0.14%)
      Acadia Realty Trust                                                 21,542                            513,561
                                                                                        ----------------------------

      REITS - Single Tenant (0.22%)
      National Retail Properties Inc                                      39,250                            817,970
                                                                                        ----------------------------

      REITS - Storage (0.74%)
      Shurgard Storage Centers Inc                                        32,069                          2,113,347
      Sovran Self Storage Inc (a)                                         12,012                            620,660
                                                                                        ----------------------------
                                                                                                          2,734,007
                                                                                        ----------------------------
      REITS - Warehouse & Industrial (0.19%)
      EastGroup Properties Inc                                            15,047                            707,660
                                                                                        ----------------------------

      Rental - Auto & Equipment (0.21%)
      Aaron Rents Inc                                                     32,654                            788,268
                                                                                        ----------------------------

      Research & Development (0.27%)
      Kendle International Inc (b)                                         8,301                            241,310
      Parexel International Corp (b)                                      18,416                            546,403
      SFBC International Inc (a)(b)                                       12,312                            199,577
                                                                                        ----------------------------
                                                                                                            987,290
                                                                                        ----------------------------
      Respiratory Products (1.12%)
      Resmed Inc (b)                                                      51,136                          2,373,222
      Respironics Inc (b)                                                 49,283                          1,753,489
                                                                                        ----------------------------
                                                                                                          4,126,711
                                                                                        ----------------------------
      Retail - Apparel & Shoe (2.06%)
      Brown Shoe Co Inc (a)                                               19,363                            626,974
      Cato Corp/The                                                       21,340                            518,989
      Childrens Place Retail Stores Inc/The (b)                           15,040                            839,533
      Christopher & Banks Corp                                            24,563                            692,431
      Dress Barn Inc (a)(b)                                               30,910                            667,038
      Finish Line (a)                                                     29,466                            362,432
      Genesco Inc (a)(b)                                                  15,792                            427,489
      HOT Topic Inc (a)(b)                                                29,944                            440,476
      JOS A Bank Clothiers Inc (a)(b)                                     10,618                            267,361
      Men's Wearhouse Inc (a)                                             36,189                          1,125,840
      Stage Stores Inc                                                    18,074                            536,075
      Stein Mart Inc                                                      18,032                            232,432
      Tween Brands Inc (b)                                                22,172                            825,242
                                                                                        ----------------------------
                                                                                                          7,562,312
                                                                                        ----------------------------

      Retail - Auto Parts (0.11%)
      PEP Boys-Manny Moe & Jack (a)                                       36,790                            396,596
                                                                                        ----------------------------

      Retail - Automobile (0.38%)
      Group 1 Automotive Inc (a)                                          14,823                            908,946
      Sonic Automotive Inc (a)                                            20,462                            470,626
                                                                                        ----------------------------
                                                                                                          1,379,572
                                                                                        ----------------------------
      Retail - Bedding (0.20%)
      Select Comfort Corp (a)(b)                                          36,473                            734,921
                                                                                        ----------------------------

      Retail - Computer Equipment (0.15%)
      Insight Enterprises Inc (a)(b)                                      32,730                            554,446
                                                                                        ----------------------------

      Retail - Convenience Store (0.21%)
      Casey's General Stores Inc                                          34,151                            772,837
                                                                                        ----------------------------

      Retail - Discount (0.16%)
      Fred's Inc                                                          27,080                            324,689
      Tuesday Morning Corp (a)                                            17,680                            255,653
                                                                                        ----------------------------
                                                                                                            580,342
                                                                                        ----------------------------
      Retail - Drug Store (0.20%)
      Longs Drug Stores Corp                                              18,220                            749,206
                                                                                        ----------------------------

      Retail - Fabric Store (0.07%)
      Hancock Fabrics Inc /DE                                             12,979                             42,571
      Jo-Ann Stores Inc (a)(b)                                            16,343                            232,071
                                                                                        ----------------------------
                                                                                                            274,642
                                                                                        ----------------------------
      Retail - Gardening Products (0.29%)
      Tractor Supply Co (b)                                               23,014                          1,052,660
                                                                                        ----------------------------

      Retail - Home Furnishings (0.12%)
      Cost Plus Inc (a)(b)                                                14,963                            201,851
      Haverty Furniture Cos Inc                                           15,272                            235,341
                                                                                        ----------------------------
                                                                                                            437,192
                                                                                        ----------------------------
      Retail - Jewelry (0.23%)
      Zale Corp (a)(b)                                                    32,674                            836,781
                                                                                        ----------------------------

      Retail - Leisure Products (0.07%)
      MarineMax Inc (a)(b)                                                11,342                            238,749
                                                                                        ----------------------------

      Retail - Music Store (0.21%)
      Guitar Center Inc (a)(b)                                            17,813                            757,409
                                                                                        ----------------------------

      Retail - Office Supplies (0.14%)
      School Specialty Inc (a)(b)                                         15,561                            497,952
                                                                                        ----------------------------

      Retail - Pawn Shops (0.19%)
      Cash America International Inc                                      20,074                            687,535
                                                                                        ----------------------------

      Retail - Petroleum Products (0.24%)
      World Fuel Services Corp                                            18,662                            883,086
                                                                                        ----------------------------

      Retail - Restaurants (2.36%)
      CEC Entertainment Inc (b)                                           22,574                            666,610
      Ihop Corp                                                           12,459                            566,386
      Jack in the Box Inc (a)(b)                                          23,970                            945,377

      Landry's Restaurants Inc                                            11,551                            326,778
      Lone Star Steakhouse & Saloon Inc                                   12,323                            288,235
      O'Charleys Inc (a)(b)                                               15,661                            250,576
      Panera Bread Co (b)                                                 21,270                          1,112,634
      Papa John's International Inc (a)(b)                                15,694                            504,405
      PF Chang's China Bistro Inc (a)(b)                                  17,983                            543,626
      Rare Hospitality International Inc (a)(b)                           22,987                            604,558
      Red Robin Gourmet Burgers Inc (a)(b)                                 9,864                            383,216
      Ryan's Restaurant Group Inc (a)(b)                                  28,605                            450,815
      Sonic Corp (a)(b)                                                   58,195                          1,145,278
      Steak N Shake Co/The (b)                                            19,093                            282,194
      Triarc Cos Inc                                                      42,394                            593,092
                                                                                        ----------------------------
                                                                                                          8,663,780
                                                                                        ----------------------------
      Retail - Sporting Goods (0.13%)
      Hibbett Sporting Goods Inc (b)                                      24,399                            482,124
                                                                                        ----------------------------

      Retirement & Aged Care (0.23%)
      Sunrise Senior Living Inc (a)(b)                                    28,671                            828,019
                                                                                        ----------------------------

      Rubber & Plastic Products (0.10%)
      Myers Industries Inc                                                21,351                            355,281
                                                                                        ----------------------------

      Savings & Loans - Thrifts (1.75%)
      Anchor Bancorp Wisconsin Inc                                        12,497                            371,161
      BankAtlantic Bancorp Inc                                            30,844                            428,115
      Bankunited Financial Corp                                           21,727                            642,902
      Brookline Bancorp Inc                                               41,762                            542,071
      Dime Community Bancshares                                           18,249                            254,939
      Downey Financial Corp                                               14,167                            939,980
      Fidelity Bankshares Inc                                             15,193                            584,930
      FirstFed Financial Corp (a)(b)                                      11,260                            635,627
      Flagstar Bancorp Inc                                                24,115                            351,114
      Franklin Bank Corp/Houston TX (a)(b)                                15,874                            308,114
      Harbor Florida Bancshares Inc                                       13,239                            585,429
      MAF Bancorp Inc                                                     19,621                            804,461
                                                                                        ----------------------------
                                                                                                          6,448,843
                                                                                        ----------------------------
      Schools (0.09%)
      Universal Technical Institute Inc (a)(b)                            15,654                            315,115
                                                                                        ----------------------------

      Seismic Data Collection (0.51%)
      Input/Output Inc (a)(b)                                             47,844                            470,306
      Veritas DGC Inc (a)(b)                                              24,291                          1,391,146
                                                                                        ----------------------------
                                                                                                          1,861,452
                                                                                        ----------------------------
      Semiconductor Component - Integrated Circuits
      (0.32%)
      Exar Corp (b)                                                       24,374                            315,643
      Pericom Semiconductor Corp (b)                                      17,854                            149,974
      Power Integrations Inc (b)                                          20,037                            318,588
      Standard Microsystems Corp (a)(b)                                   14,974                            398,009
                                                                                        ----------------------------
                                                                                                          1,182,214
                                                                                        ----------------------------
      Semiconductor Equipment (1.26%)
      ATMI Inc (a)(b)                                                     25,387                            674,533
      Axcelis Technologies Inc (a)(b)                                     68,481                            378,700
      Brooks Automation Inc (a)(b)                                        50,610                            571,387
      Cohu Inc (a)                                                        15,292                            232,133
      Kulicke & Soffa Industries Inc (a)(b)                               38,472                            284,308
      Photronics Inc (b)                                                  28,097                            392,515
      Rudolph Technologies Inc (b)                                        16,177                            225,022

      Ultratech Inc (a)(b)                                                16,218                            245,540
      Varian Semiconductor Equipment Associates Inc                       38,812                          1,230,340
      (a)(b)
      Veeco Instruments Inc (b)                                           18,256                            406,744
                                                                                        ----------------------------
                                                                                                          4,641,222
                                                                                        ----------------------------
      Software Tools (0.08%)
      Altiris Inc (b)                                                     16,110                            278,059
                                                                                        ----------------------------

      Steel - Producers (0.88%)
      Carpenter Technology Corp                                           15,003                          1,476,295
      Chaparral Steel Co (b)                                              15,613                          1,095,876
      Ryerson Inc (a)                                                     17,663                            477,784
      Steel Technologies Inc                                               7,555                            175,352
                                                                                        ----------------------------
                                                                                                          3,225,307
                                                                                        ----------------------------
      Steel - Specialty (0.02%)
      Material Sciences Corp (b)                                           8,700                             81,954
                                                                                        ----------------------------

      Steel Pipe & Tube (0.37%)
      NS Group Inc (a)(b)                                                 15,236                            770,637
      Valmont Industries Inc (a)                                          11,521                            585,843
                                                                                        ----------------------------
                                                                                                          1,356,480
                                                                                        ----------------------------
      Storage & Warehousing (0.20%)
      Mobile Mini Inc (a)(b)                                              23,904                            731,940
                                                                                        ----------------------------

      Superconductor Production & Systems (0.19%)
      Intermagnetics General Corp (a)(b)                                  26,358                            714,829
                                                                                        ----------------------------

      Telecommunication Equipment (0.28%)
      Applied Signal Technology Inc                                        7,981                            122,269
      Comtech Telecommunications Corp (a)(b)                              13,776                            382,422
      Ditech Networks Inc (a)(b)                                          21,931                            178,080
      Network Equipment Technologies Inc (b)                              16,875                             53,325
      Symmetricom Inc (a)(b)                                              31,162                            220,627
      Tollgrade Communications Inc (b)                                     8,983                             83,362
                                                                                        ----------------------------
                                                                                                          1,040,085
                                                                                        ----------------------------
    Telecommunication Equipment - Fiber Optics (0.13%)
      C-COR Inc (a)(b)                                                    32,546                            215,129
      Harmonic Inc (a)(b)                                                 50,296                            253,995
                                                                                        ----------------------------
                                                                                                            469,124
                                                                                        ----------------------------
      Telecommunication Services (0.13%)
      Commonwealth Telephone Enterprises Inc (a)                          14,519                            486,532
                                                                                        ----------------------------

      Telephone - Integrated (0.10%)
      General Communication Inc (b)                                       31,574                            376,678
                                                                                        ----------------------------

      Therapeutics (0.29%)
      Connetics Corp (a)(b)                                               22,762                            218,060
      MGI Pharma Inc (a)(b)                                               52,967                            773,848
      Theragenics Corp (b)                                                21,745                             67,844
                                                                                        ----------------------------
                                                                                                          1,059,752
                                                                                        ----------------------------
      Tobacco (0.06%)
      Alliance One International Inc                                      59,090                            232,224
                                                                                        ----------------------------

      Toys (0.08%)
      Jakks Pacific Inc (a)(b)                                            18,673                            307,918
                                                                                        ----------------------------


      Transactional Software (0.10%)
      Open Solutions Inc (a)(b)                                           13,759                            380,436
                                                                                        ----------------------------

      Transport - Air Freight (0.27%)
      EGL Inc (b)                                                         22,789                          1,000,665
                                                                                        ----------------------------

      Transport - Marine (0.31%)
      Kirby Corp (b)                                                      35,740                          1,147,611
                                                                                        ----------------------------

      Transport - Rail (0.34%)
      Kansas City Southern (a)(b)                                         51,044                          1,256,703
                                                                                        ----------------------------

      Transport - Services (0.32%)
      Bristow Group Inc (a)(b)                                            15,861                            537,529
      HUB Group Inc (b)                                                   28,027                            632,850
                                                                                        ----------------------------
                                                                                                          1,170,379
                                                                                        ----------------------------
      Transport - Truck (1.38%)
      Arkansas Best Corp                                                  17,135                            761,308
      Forward Air Corp (a)                                                21,350                            685,121
      Heartland Express Inc                                               40,715                            612,761
      Knight Transportation Inc (a)                                       38,993                            669,120
      Landstar System Inc                                                 39,988                          1,707,088
      Old Dominion Freight Line (b)                                       19,216                            626,057
                                                                                        ----------------------------
                                                                                                          5,061,455
                                                                                        ----------------------------
      Veterinary Products (0.05%)
      PetMed Express Inc (a)(b)                                           16,280                            189,988
                                                                                        ----------------------------

      Vitamins & Nutrition Products (0.38%)
      NBTY Inc (b)                                                        37,826                          1,117,002
      USANA Health Sciences Inc (a)(b)                                     6,715                            297,810
                                                                                        ----------------------------
                                                                                                          1,414,812
                                                                                        ----------------------------
      Water (0.12%)
      American States Water Co (a)                                        11,410                            431,869
                                                                                        ----------------------------

      Web Portals (0.13%)
      United Online Inc (a)                                               43,525                            474,858
                                                                                        ----------------------------

      Wire & Cable Products (0.25%)
      Belden CDT Inc                                                      28,842                            935,923
                                                                                        ----------------------------

      Wireless Equipment (0.17%)
      Novatel Wireless Inc (a)(b)                                         19,969                            220,857
      Viasat Inc (b)                                                      15,613                            385,641
                                                                                        ----------------------------
                                                                                                            606,498
                                                                                        ----------------------------
      X-Ray Equipment (0.42%)
      Hologic Inc (a)(b)                                                  34,056                          1,529,455
                                                                                        ----------------------------
      TOTAL COMMON STOCKS                                                             $                 367,024,578
                                                                                        ----------------------------
                                                         Principal
                                                          Amount                            Value
                                                        ------------------------- ----------------------------------
      SHORT TERM INVESTMENTS (0.20%)
      Commercial Paper (0.20%)
      Investment in Joint Trading Account; Federal Home
         5.05%, 8/ 1/2006                                                759,259                            759,259
                                                                                        ----------------------------
      TOTAL SHORT TERM INVESTMENTS                                                    $                     759,259
                                                                                        ----------------------------

      MONEY MARKET FUNDS (27.64%)
      BNY Institutional Cash Reserve Fund (c)                        101,614,000                        101,614,000
                                                                                        ----------------------------
      TOTAL MONEY MARKET FUNDS                                                        $                 101,614,000
                                                                                        ----------------------------
      Total Investments                                                               $                 469,397,837
      Liabilities in Excess of Other Assets, Net -                                                    (101,735,751)
      (27.67)%
                                                                                        ----------------------------
      TOTAL NET ASSETS - 100.00%                                                      $                 367,662,086
                                                                                        ============================
                                                                                        ----------------------------

                                                                                        ============================


      (a) Security or a portion of the security was on loan at the end of the period.
      (b) Non-Income Producing Security
      (c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                    $        67,068,509
      Unrealized Depreciation                                                                            (31,839,969)
                                                                                                     -----------------
      Net Unrealized Appreciation (Depreciation)                                                          35,228,540
      Cost for federal income tax purposes                                                               434,169,297


      Portfolio Summary (unaudited)
      ----------------------------- -----------
      Sector                           Percent
      ----------------------------- -----------
      Financial                         43.82%
      Industrial                        18.72%
      Consumer, Non-cyclical            16.99%
      Consumer, Cyclical                16.13%
      Technology                         9.23%
      Energy                             8.44%
      Utilities                          4.96%
      Basic Materials                    3.59%
      Communications                     3.58%
      Funds                              2.00%
      Government                         0.21%
      Liabilities in Excess of        -27.67%)
      Other Assets, Net
                                      ---------
      TOTAL NET ASSETS                 100.00%
                                      =========

      Schedule of Investments
      July 31, 2006 (unaudited)
      SmallCap Value Fund


                                                               Shares
                                                                Held                           Value
                                                       ------------------------------ ---------------------------------

      COMMON STOCKS (95.65%)
      Advertising Services (0.45%)
      inVentiv Health Inc (a)(b)                                              29,470                           822,213
                                                                                           ----------------------------

      Aerospace & Defense (0.63%)
      Esterline Technologies Corp (b)                                         26,910                         1,139,100
                                                                                           ----------------------------

      Aerospace & Defense Equipment (1.67%)
      BE Aerospace Inc (b)                                                    36,390                           900,653
      DRS Technologies Inc                                                    19,980                           924,874
      Moog Inc (b)                                                            34,480                         1,196,111
                                                                                           ----------------------------
                                                                                                             3,021,638
                                                                                           ----------------------------
      Airlines (0.62%)
      Alaska Air Group Inc (b)                                                30,400                         1,128,752
                                                                                           ----------------------------

      Apparel Manufacturers (0.53%)
      Phillips-Van Heusen                                                     26,780                           951,493
                                                                                           ----------------------------

      Applications Software (0.48%)
      MRO Software Inc (b)                                                    40,720                           860,006
                                                                                           ----------------------------

      Auto/Truck Parts & Equipment - Original (0.61%)
      Modine Manufacturing Co                                                 47,120                         1,110,618
                                                                                           ----------------------------

    Auto/Truck Parts & Equipment - Replacement (0.76%)
      Aftermarket Technology Corp (a)(b)                                      62,817                         1,373,180
                                                                                           ----------------------------

      Building - Heavy Construction (0.55%)
      Granite Construction Inc                                                22,700                           987,223
                                                                                           ----------------------------

      Building Products - Cement & Aggregate (0.75%)
      Eagle Materials Inc                                                     18,530                           666,339
      Texas Industries Inc                                                    14,080                           695,270
                                                                                           ----------------------------
                                                                                                             1,361,609
                                                                                           ----------------------------
      Building Products - Light Fixtures (0.56%)
      Genlyte Group Inc (a)(b)                                                14,510                         1,009,170
                                                                                           ----------------------------

      Chemicals - Diversified (0.87%)
      FMC Corp                                                                25,480                         1,571,861
                                                                                           ----------------------------

      Chemicals - Specialty (2.47%)
      Albemarle Corp                                                          32,200                         1,623,524
      Arch Chemicals Inc                                                      50,090                         1,775,190
      Cytec Industries Inc                                                    19,910                         1,063,393
                                                                                           ----------------------------
                                                                                                             4,462,107
                                                                                           ----------------------------
      Coal (0.53%)
      Foundation Coal Holdings Inc                                            25,125                           958,268
                                                                                           ----------------------------

      Commercial Banks (16.09%)
      Alabama National Bancorporation (a)                                     28,040                         1,899,710
      Bancfirst Corp                                                          54,320                         2,587,805

      Capital Corp of the West (a)                                            52,639                         1,658,128
      City Holding Co (a)                                                     43,884                         1,700,505
      Columbia Banking System Inc                                             55,837                         1,743,789
      Community Trust Bancorp Inc (a)                                         63,881                         2,350,821
      Cullen/Frost Bankers Inc                                                15,390                           903,701
      First State Bancorporation/NM                                           80,481                         1,962,932
      Greene County Bancshares Inc (a)                                        45,429                         1,559,578
      Hancock Holding Co (a)                                                  26,240                         1,353,984
      Hanmi Financial Corp                                                    77,070                         1,467,413
      IBERIABANK Corp                                                         24,070                         1,383,303
      Placer Sierra Bancshares (a)                                            38,210                           832,596
      Sterling Bancshares Inc/TX (a)                                          85,760                         1,680,038
      Sterling Financial Corp/WA                                              71,715                         2,292,729
      Taylor Capital Group Inc                                                43,162                         1,362,624
      Trico Bancshares (a)                                                    71,800                         1,782,794
      United Community Banks Inc/GA                                           18,993                           599,039
                                                                                           ----------------------------
                                                                                                            29,121,489
                                                                                           ----------------------------
      Commercial Services (0.60%)
      ICT Group Inc (b)                                                       43,330                         1,078,917
                                                                                           ----------------------------

      Computer Services (0.58%)
      Syntel Inc (a)                                                          50,540                         1,054,264
                                                                                           ----------------------------

      Computers - Integrated Systems (1.05%)
      Intergraph Corp (b)                                                     24,780                           880,433
      Radisys Corp (a)(b)                                                     48,377                         1,020,271
                                                                                           ----------------------------
                                                                                                             1,900,704
                                                                                           ----------------------------
      Computers - Memory Devices (0.55%)
      Imation Corp                                                            24,350                           991,532
                                                                                           ----------------------------

      Consumer Products - Miscellaneous (0.49%)
      Central Garden and Pet Co (b)                                           22,540                           891,232
                                                                                           ----------------------------

      Containers - Metal & Glass (0.67%)
      Silgan Holdings Inc (a)                                                 32,840                         1,215,408
                                                                                           ----------------------------

      Diagnostic Kits (0.44%)
      Biosite Inc (a)(b)                                                      20,240                           788,955
                                                                                           ----------------------------

      Distribution & Wholesale (0.29%)
      Central European Distribution Corp (a)(b)                               21,880                           527,308
                                                                                           ----------------------------

      Diversified Manufacturing Operations (0.49%)
      Actuant Corp (a)                                                        20,000                           880,200
                                                                                           ----------------------------

      Electric - Integrated (2.42%)
      Idacorp Inc                                                             39,990                         1,490,827
      Westar Energy Inc (a)                                                   70,200                         1,621,620
      WPS Resources Corp (a)                                                  24,600                         1,268,622
                                                                                           ----------------------------
                                                                                                             4,381,069
                                                                                           ----------------------------
      Electronic Components - Miscellaneous (0.93%)
      Benchmark Electronics Inc (b)                                           47,565                         1,157,256
      Plexus Corp (b)                                                         21,450                           534,534
                                                                                           ----------------------------
                                                                                                             1,691,790
                                                                                           ----------------------------
      Electronic Components - Semiconductors (1.03%)
      DSP Group Inc (b)                                                       49,570                         1,187,697

      Semtech Corp (b)                                                        52,340                           675,186
                                                                                           ----------------------------
                                                                                                             1,862,883
                                                                                           ----------------------------
      Enterprise Software & Services (1.98%)
      Hyperion Solutions Corp (b)                                             28,705                           894,448
      Lawson Software Inc (a)(b)                                             132,900                           890,430
      Mantech International Corp (b)                                          31,497                           887,900
      SYNNEX Corp (a)(b)                                                      44,050                           906,549
                                                                                           ----------------------------
                                                                                                             3,579,327
                                                                                           ----------------------------
      E-Services - Consulting (0.42%)
      WebSideStory Inc (b)                                                    62,280                           761,684
                                                                                           ----------------------------

      Finance - Credit Card (1.33%)
      Advanta Corp - B Shares                                                 67,040                         2,415,451
                                                                                           ----------------------------

      Footwear & Related Apparel (0.65%)
      Steven Madden Ltd (a)                                                   35,155                         1,176,286
                                                                                           ----------------------------

      Gambling (Non-Hotel) (0.56%)
      Pinnacle Entertainment Inc (b)                                          36,750                         1,008,053
                                                                                           ----------------------------

      Gas - Distribution (1.79%)
      Atmos Energy Corp (a)                                                   56,350                         1,621,189
      Energen Corp                                                            37,980                         1,618,708
                                                                                           ----------------------------
                                                                                                             3,239,897
                                                                                           ----------------------------
      Golf (0.48%)
      Callaway Golf Co                                                        69,270                           876,266
                                                                                           ----------------------------

      Human Resources (1.50%)
      CDI Corp                                                                35,425                           692,559
      Korn/Ferry International (a)(b)                                         61,600                         1,143,912
      Labor Ready Inc (a)(b)                                                  53,950                           879,924
                                                                                           ----------------------------
                                                                                                             2,716,395
                                                                                           ----------------------------
      Identification Systems - Development (0.37%)
      Checkpoint Systems Inc (b)                                              40,770                           672,705
                                                                                           ----------------------------

      Industrial Gases (0.56%)
      Airgas Inc                                                              27,830                         1,008,838
                                                                                           ----------------------------

      Instruments - Controls (0.46%)
      Mettler Toledo International Inc (b)                                    13,560                           834,347
                                                                                           ----------------------------

      Internet Application Software (0.44%)
      RealNetworks Inc (a)(b)                                                 80,410                           803,296
                                                                                           ----------------------------

      Internet Security (0.48%)
      Internet Security Systems (a)(b)                                        38,280                           860,917
                                                                                           ----------------------------

      Leisure & Recreation Products (0.53%)
      WMS Industries Inc (a)(b)                                               36,440                           966,753
                                                                                           ----------------------------

      Life & Health Insurance (0.13%)
      Scottish Re Group Ltd (a)                                               58,836                           234,756
                                                                                           ----------------------------

      Machinery - Construction & Mining (0.87%)
      Astec Industries Inc (a)(b)                                             28,990                           614,588

      Bucyrus International Inc                                               19,840                           966,406
                                                                                           ----------------------------
                                                                                                             1,580,994
                                                                                           ----------------------------
      Machinery - Electrical (0.47%)
      Regal-Beloit Corp                                                       21,380                           849,855
                                                                                           ----------------------------

      Machinery - General Industry (0.92%)
      Gardner Denver Inc (b)                                                  27,234                           943,658
      Manitowoc Co Inc/The                                                    18,350                           720,421
                                                                                           ----------------------------
                                                                                                             1,664,079
                                                                                           ----------------------------
      Machinery Tools & Related Products (0.80%)
      Kennametal Inc                                                          12,300                           654,975
      Lincoln Electric Holdings Inc (a)                                       13,870                           795,861
                                                                                           ----------------------------
                                                                                                             1,450,836
                                                                                           ----------------------------
      Medical - Drugs (0.57%)
      Adams Respiratory Therapeutics Inc (a)(b)                               22,930                         1,025,430
                                                                                           ----------------------------

      Medical - HMO (0.37%)
      Centene Corp (a)(b)                                                     41,190                           669,338
                                                                                           ----------------------------

      Medical Instruments (0.39%)
      Symmetry Medical Inc (a)(b)                                             48,110                           699,038
                                                                                           ----------------------------

      Medical Products (1.31%)
      Encore Medical Corp (a)(b)                                             143,450                           897,997
      Haemonetics Corp/Mass (b)                                               19,450                           853,272
      Syneron Medical Ltd (a)(b)                                              32,500                           628,387
                                                                                           ----------------------------
                                                                                                             2,379,656
                                                                                           ----------------------------
      Metal - Iron (0.41%)
      Cleveland-Cliffs Inc (a)                                                20,780                           751,197
                                                                                           ----------------------------

      Metal Processors & Fabrication (0.47%)
      Commercial Metals Co                                                    37,520                           851,329
                                                                                           ----------------------------

      Multimedia (0.48%)
      Journal Communications Inc                                              82,330                           868,581
                                                                                           ----------------------------

      Networking Products (1.36%)
      3Com Corp (a)(b)                                                       146,090                           692,467
      Extreme Networks (b)                                                   181,210                           690,410
      Polycom Inc (a)(b)                                                      48,840                         1,084,248
                                                                                           ----------------------------
                                                                                                             2,467,125
                                                                                           ----------------------------
      Non-Ferrous Metals (0.50%)
      RTI International Metals Inc (a)(b)                                     19,800                           912,384
                                                                                           ----------------------------

      Office Supplies & Forms (0.73%)
      Ennis Inc                                                               68,220                         1,323,468
                                                                                           ----------------------------

      Oil - Field Services (2.32%)
      Global Industries Ltd (b)                                               75,890                         1,265,845
      Hornbeck Offshore Services Inc (a)(b)                                   25,730                           894,118
      Oil States International Inc (a)(b)                                     26,120                           840,019
      W-H Energy Services Inc (a)(b)                                          21,830                         1,201,087
                                                                                           ----------------------------
                                                                                                             4,201,069
                                                                                           ----------------------------
      Oil & Gas Drilling (0.37%)
      Todco                                                                   17,570                           669,593
                                                                                           ----------------------------

      Oil Company - Exploration & Production (1.95%)
      Compton Petroleum Corp (a)(b)                                           80,187                         1,064,883
      St Mary Land & Exploration Co (a)                                       33,040                         1,420,720
      Whiting Petroleum Corp (a)(b)                                           22,250                         1,039,075
                                                                                           ----------------------------
                                                                                                             3,524,678
                                                                                           ----------------------------
      Physician Practice Management (0.50%)
      Pediatrix Medical Group Inc (b)                                         21,460                           909,904
                                                                                           ----------------------------

      Printing - Commercial (0.68%)
      Consolidated Graphics Inc (b)                                           24,889                         1,224,290
                                                                                           ----------------------------

      Private Corrections (0.67%)
      Geo Group Inc/The (b)                                                   29,530                         1,217,227
                                                                                           ----------------------------

      Property & Casualty Insurance (3.30%)
      American Physicians Capital Inc (b)                                     42,370                         1,963,426
      CRM Holdings Ltd (b)                                                    78,790                           803,658
      Darwin Professional Underwriters Inc (b)                                44,525                           830,391
      United America Indemnity Ltd (b)                                        45,180                           937,033
      Zenith National Insurance Corp                                          35,750                         1,429,285
                                                                                           ----------------------------
                                                                                                             5,963,793
                                                                                           ----------------------------
      Publicly Traded Investment Fund (0.60%)
      iShares S&P SmallCap 600 Index Fund (a)                                 16,190                         1,092,501
                                                                                           ----------------------------

      Radio (0.24%)
      Beasley Broadcasting Group Inc                                          60,834                           428,880
                                                                                           ----------------------------

      Recycling (0.39%)
      Aleris International Inc (a)(b)                                         17,320                           709,081
                                                                                           ----------------------------

      REITS - Diversified (0.98%)
      Entertainment Properties Trust                                          41,713                         1,775,722
                                                                                           ----------------------------

      REITS - Hotels (2.21%)
      LaSalle Hotel Properties                                                41,180                         1,701,146
      Winston Hotels Inc                                                     186,840                         2,298,132
                                                                                           ----------------------------
                                                                                                             3,999,278
                                                                                           ----------------------------
      REITS - Mortgage (3.32%)
      Arbor Realty Trust Inc                                                  90,860                         2,341,462
      Deerfield Triarc Capital Corp                                          129,730                         1,766,923
      Gramercy Capital Corp/New York                                          74,440                         1,902,686
                                                                                           ----------------------------
                                                                                                             6,011,071
                                                                                           ----------------------------
      REITS - Shopping Centers (1.62%)
      Inland Real Estate Corp                                                 87,410                         1,416,916
      Urstadt Biddle Properties Inc (a)                                       89,320                         1,506,829
                                                                                           ----------------------------
                                                                                                             2,923,745
                                                                                           ----------------------------
      REITS - Single Tenant (1.08%)
      Agree Realty Corp (a)                                                   58,340                         1,946,222
                                                                                           ----------------------------

      Resorts & Theme Parks (0.60%)
      Vail Resorts Inc (a)(b)                                                 31,260                         1,080,658
                                                                                           ----------------------------

      Respiratory Products (0.29%)
      Respironics Inc (b)                                                     14,772                           525,588
                                                                                           ----------------------------


      Retail - Apparel & Shoe (3.42%)
      Buckle Inc/The (a)                                                      17,723                           703,603
      Charlotte Russe Holding Inc (b)                                         52,720                         1,380,210
      Charming Shoppes Inc (a)(b)                                             56,120                           578,597
      Dress Barn Inc (a)(b)                                                   33,510                           723,146
      Stage Stores Inc                                                        36,755                         1,090,153
      Tween Brands Inc (b)                                                    45,870                         1,707,281
                                                                                           ----------------------------
                                                                                                             6,182,990
                                                                                           ----------------------------
      Retail - Restaurants (1.99%)
      Buffalo Wild Wings Inc (a)(b)                                           22,000                           709,060
      CKE Restaurants Inc (a)                                                 31,100                           478,940
      Landry's Restaurants Inc                                                34,060                           963,558
      Morton's Restaurant Group Inc (b)                                       38,789                           581,835
      Rare Hospitality International Inc (a)(b)                               32,657                           858,879
                                                                                           ----------------------------
                                                                                                             3,592,272
                                                                                           ----------------------------
      Savings & Loans - Thrifts (2.57%)
      FirstFed Financial Corp (a)(b)                                          15,840                           894,168
      PFF Bancorp Inc (a)                                                     48,260                         1,812,163
      WSFS Financial Corp                                                     31,567                         1,942,002
                                                                                           ----------------------------
                                                                                                             4,648,333
                                                                                           ----------------------------
 Semiconductor Component - Integrated Circuits (0.96%)
      Cirrus Logic Inc (b)                                                   139,050                           969,178
      Emulex Corp (b)                                                         51,430                           765,793
                                                                                           ----------------------------
                                                                                                             1,734,971
                                                                                           ----------------------------
      Semiconductor Equipment (1.07%)
      Entegris Inc (a)(b)                                                    103,520                           978,264
      Veeco Instruments Inc (a)(b)                                            43,130                           960,936
                                                                                           ----------------------------
                                                                                                             1,939,200
                                                                                           ----------------------------
      Steel - Producers (1.43%)
      Carpenter Technology Corp                                                9,200                           905,280
      Chaparral Steel Co (b)                                                  10,550                           740,505
      Steel Dynamics Inc                                                      16,260                           943,405
                                                                                           ----------------------------
                                                                                                             2,589,190
                                                                                           ----------------------------
      Telecommunication Equipment (1.52%)
      Arris Group Inc (b)                                                     67,790                           724,675
      CommScope Inc (a)(b)                                                    29,440                           919,411
      Comtech Telecommunications Corp (a)(b)                                  18,725                           519,806
      CPI International Inc (b)                                               41,747                           583,623
                                                                                           ----------------------------
                                                                                                             2,747,515
                                                                                           ----------------------------
      Telecommunication Services (0.52%)
      Iowa Telecommunications Services Inc (a)                                48,781                           950,254
                                                                                           ----------------------------

      Transport - Marine (0.54%)
      American Commercial Lines Inc (b)                                       17,690                           972,066
                                                                                           ----------------------------

      Transport - Services (0.43%)
      HUB Group Inc (a)(b)                                                    34,070                           769,301
                                                                                           ----------------------------

      Transport - Truck (0.81%)
      Frozen Food Express Industries (b)                                      16,961                           155,363
      Old Dominion Freight Line (b)                                           40,100                         1,306,458
                                                                                           ----------------------------
                                                                                                             1,461,821
                                                                                           ----------------------------
      Wire & Cable Products (0.56%)
      General Cable Corp (a)(b)                                               28,544                         1,019,021
                                                                                           ----------------------------


      Wireless Equipment (0.27%)
      EMS Technologies Inc (b)                                                31,568                           486,147
                                                                                           ----------------------------
      TOTAL COMMON STOCKS                                                                                  173,087,651
                                                                                           ----------------------------
                                                             Principal
                                                               Amount                          Value
                                                       ------------------------------ ---------------------------------
      SHORT TERM INVESTMENTS (4.28%)
      Commercial Paper (4.28%)
      Investment in Joint Trading Account;
        HSBC Funding
         5.30%, 8/ 1/2006                                                  7,752,519                         7,752,519
                                                                                           ----------------------------
      TOTAL SHORT TERM INVESTMENTS                                                                           7,752,519
                                                                                           ----------------------------
      MONEY MARKET FUNDS (18.99%)
      BNY Institutional Cash Reserve Fund (c)                             34,354,000                        34,354,000
                                                                                           ----------------------------
      TOTAL MONEY MARKET FUNDS                                                                              34,354,000
                                                                                           ----------------------------
      Total Investments                                                                                    215,194,170
 Liabilities in Excess of Other Assets, Net - (18.92)%                                               (34,234,703)
                                                                                           ----------------------------
      TOTAL NET ASSETS - 100.00%                                                                           180,959,467
                                                                                           ============================
                                                                                           ----------------------------

                                                                                           ============================

      (a)Security or a portion of the security was on loan at the end of the period.
      (b)Non-Income Producing Security
      (c)Security was purchased with the cash
        proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                   $        16,092,435
      Unrealized Depreciation                                                                           (10,094,190)
                                                                                                   -----------------
      Net Unrealized Appreciation (Depreciation)                                                          5,998,245
      Cost for federal income tax purposes                                                              209,195,925


      Portfolio Summary (unaudited)
      ----------------------------- --------------------
      Sector                                    Percent
      ----------------------------- --------------------
      Financial                                  55.90%
      Industrial                                 13.34%
      Consumer, Cyclical                         11.04%
      Consumer, Non-cyclical                      8.54%
      Technology                                  7.69%
      Basic Materials                             6.24%
      Communications                              6.19%
      Energy                                      5.17%
      Utilities                                   4.21%
      Funds                                       0.60%
      Liabilities in Excess of                (-18.92%)
      Other Assets, Net
                                           -------------
      TOTAL NET ASSETS                          100.00%
                                           =============


      Schedule of Investments
      July 31, 2006 (unaudited)
      Tax-Exempt Bond Fund

                                                             Principal
                                                               Amount                          Value
                                                       ------------------------------ ---------------------------------
     TAX-EXEMPT BONDS (96.87%)
      Alaska (0.71%)
      Alaska Housing Finance Corp  FGIC
         5.25%, 12/ 1/2034                                                 1,000,000                         1,045,920
                                                                                           ----------------------------

      Arizona (1.30%)
      Arizona State University/AZ AMBAC
         5.25%, 9/ 1/2024                                                  1,500,000                         1,587,975
      Pima County Industrial Development Authority
        Education Revenue
      Choice Education and Development Corp
         6.25%, 6/ 1/2026                                                    160,000                           160,917
      Pima County Industrial Development Authority
        Education Revenue
      Paragon Management Inc
         6.00%, 6/ 1/2036                                                    160,000                           158,449
                                                                                           ----------------------------
                                                                                                             1,907,341
                                                                                           ----------------------------
      Arkansas (0.72%)
      University of Arkansas FGIC
         5.00%, 3/ 1/2021                                                  1,000,000                         1,051,260
                                                                                           ----------------------------

      California (10.38%)
      California State Public Works Board
         5.00%, 4/ 1/2030                                                  1,175,000                         1,194,752
      California Statewide Communities Development
        Authority  Kaiser
      Permanente
         3.85%, 11/ 1/2029                                                 1,000,000                           979,080
      Clovis Public Financing Authority MBIA
         5.25%, 8/ 1/2030                                                  2,000,000                         2,106,980
      East Side Union High School District - Santa
        Clara County MBIA
         5.10%, 2/ 1/2019                                                  1,000,000                         1,084,800
      Golden State Tobacco Securitization Corp FGIC
         5.50%, 6/ 1/2043                                                    500,000                           548,185
      Independent Cities Lease Finance Authority
        Mobile Home Park
      Revenue  Millenium Housing Corp
         5.85%, 5/15/2041                                                    100,000                           100,167
      Los Angeles County Public Works Financing MBIA
         5.00%, 12/ 1/2027                                                 1,000,000                         1,034,620
    Placentia-Yorba Linda Unified School District FGIC
         5.00%, 10/ 1/2030                                                 2,000,000                         2,056,140
      San Diego Redevelopment Agency/CA XL Capital Ltd
         5.00%, 9/ 1/2023                                                  1,775,000                         1,834,516
      State of California
         5.25%, 11/ 1/2025                                                 2,000,000                         2,101,880
         5.50%, 4/ 1/2028                                                  2,000,000                         2,168,345
                                                                                           ----------------------------
                                                                                                            15,209,465
                                                                                           ----------------------------
      Colorado (1.66%)
      Fort Collins CO AMBAC
         5.38%, 6/ 1/2023                                                  2,275,000                         2,431,361
                                                                                           ----------------------------

      Connecticut (2.00%)
      Connecticut State Development Authority
        Connecticut Light & Power
         5.95%, 9/ 1/2028                                                  2,800,000                         2,931,096
                                                                                           ----------------------------

      Florida (5.09%)
      Amelia Walk Community Development District
         5.50%, 5/ 1/2037                                                    100,000                           100,515
      City of Gainesville FL
         5.20%, 10/ 1/2026                                                   270,000                           276,051

      County of Miami-Dade FL FGIC
         3.62%, 10/ 5/2022                                                 1,000,000                         1,000,000
      County of Orange FL AMBAC
         5.50%, 10/ 1/2032                                                 3,000,000                         3,251,280
      Orange County School Board MBIA
         5.38%, 8/ 1/2022                                                    310,000                           317,118
      South Broward Hospital District/FL MBIA
         5.00%, 5/ 1/2021                                                  2,000,000                         2,095,800
      Verandah East Community Development District
         5.40%, 5/ 1/2037                                                    100,000                           101,231
      Wentworth Estates Community Development
         5.63%, 5/ 1/2037                                                    160,000                           161,470
      West Villages Improvement District
         5.50%, 5/ 1/2037                                                    160,000                           160,757
                                                                                           ----------------------------
                                                                                                             7,464,222
                                                                                           ----------------------------
      Georgia (0.69%)
      Richmond County Development Authority  Georgia Un
      Board of Education
         5.00%, 2/ 1/2020                                                  1,000,000                         1,007,460
                                                                                           ----------------------------

      Idaho (1.69%)
      Idaho Health Facilities Authority/ID  Radian Grou
         5.25%, 9/ 1/2025                                                  2,000,000                         2,088,360
      Idaho Housing & Finance Association/ID
         5.90%, 1/ 1/2015                                                    380,000                           383,291
                                                                                           ----------------------------
                                                                                                             2,471,651
                                                                                           ----------------------------
      Illinois (8.28%)
      Chicago Board of Education/IL MBIA
         5.50%, 12/ 1/2021                                                 2,270,000                         2,476,942
         6.00%, 12/ 1/2021                                                 1,540,000                         1,740,046
      City of Chicago IL GNMA/FNMA
         6.30%, 9/ 1/2029                                                    825,000                           857,497
      County of Cook IL MBIA
         5.25%, 11/15/2028                                                 2,000,000                         2,106,920
      Illinois Finance Authority  OSF Heathcare System
         5.25%, 11/15/2023                                                 1,500,000                         1,532,670
      Illinois Finance Authority Multi-Family
        Revenue Housing  Plum
      Creek Rolling Meadows
         6.50%, 12/ 1/2037                                                   160,000                           159,344
      Illinois Health Facilities Authority
        Advocate Health Care
         5.25%, 8/15/2008                                                    320,000                           332,361
      Illinois Health Facilities Authority
        Lake Forest Hospital
         6.00%, 7/ 1/2017                                                  1,500,000                         1,608,030
      Illinois Health Facilities Authority
        South Surburban Hospital
         7.00%, 2/15/2009                                                    145,000                           151,451
         7.00%, 2/15/2018                                                    720,000                           851,292
      Pingree Grove Special Service Area No 7
        Cambridge Lakes Project
         6.00%, 3/ 1/2036                                                    160,000                           161,173
      Yorkville IL United City Special Services
        Area Special Tax  Autumn
      Creek Project
         6.00%, 3/ 1/2036                                                    160,000                           159,990
                                                                                           ----------------------------
                                                                                                            12,137,716
                                                                                           ----------------------------
      Indiana (2.56%)
      County of St Joseph IN  Holy Cross Village
         6.00%, 5/15/2038                                                    100,000                           103,430
      Delaware County Hospital Authority/IN
        Cardinal Health System
         5.25%, 8/ 1/2036                                                    160,000                           161,912
      Hendricks County Building Facilities Corp
         5.50%, 7/15/2020                                                  2,500,000                         2,705,525

      Indiana Housing Finance Authority  GNMA/FNMA
         3.60%, 1/ 1/2032                                                    785,000                           780,266
                                                                                           ----------------------------
                                                                                                             3,751,133
                                                                                           ----------------------------
      Iowa (3.72%)
      Chillicothe IA  IES Utilities Inc
         3.60%, 11/ 1/2023                                                 1,100,000                         1,079,518
      Eddyville IA  Cargill Inc
         5.63%, 12/ 1/2013                                                 1,000,000                         1,005,270
      Iowa Finance Authority  Care Initiatives
         5.50%, 7/ 1/2025 (a)                                                100,000                           102,648
      Iowa Higher Education Loan Authority/IA
        Wartburg College
         5.50%, 10/ 1/2031                                                 2,235,000                         2,285,243
      Lansing IA Interstate Power Co
         3.60%, 11/ 1/2008                                                 1,000,000                           982,420
                                                                                           ----------------------------
                                                                                                             5,455,099
                                                                                           ----------------------------
      Kansas (5.39%)
      City of Topeka KS XL Capital Ltd
         5.25%, 8/ 1/2035                                                  5,490,000                         5,816,216
      Sedgwick & Shawnee Counties KS  GNMA/FNMA
         5.65%, 6/ 1/2037                                                  1,955,000                         2,084,988
                                                                                           ----------------------------
                                                                                                             7,901,204
                                                                                           ----------------------------
      Kentucky (1.95%)
      Adair County School District Finance Corp
        School Building Revenue
         5.10%, 9/ 1/2020                                                  2,745,000                         2,860,317
                                                                                           ----------------------------

      Louisiana (1.49%)
      Louisiana Local Government Environmental
        Facilities Community
      Development Authority  CDA Healthcare of LA
      LLC

         7.00%, 6/ 1/2036                                                    100,000                            99,850
    Louisiana State Citizens Property Insurance AMBAC
         5.00%, 6/ 1/2022                                                  2,000,000                         2,083,480
                                                                                           ----------------------------
                                                                                                             2,183,330
                                                                                           ----------------------------
      Maryland (0.07%)
      Maryland Health & Higher Educational
        Facilities Authority  General
      German Aged PPLS
         5.40%, 1/ 1/2037                                                    100,000                           101,514
                                                                                           ----------------------------

      Michigan (6.26%)
      Chippewa County Hospital Finance Authority
         5.63%, 11/ 1/2014                                                   130,000                           129,818
      Detroit Local Development Finance Authority
         5.50%, 5/ 1/2021                                                    100,000                            94,953
      Michigan State Hospital Finance Authority
        Detroit Medical Center
         5.25%, 8/15/2023                                                    160,000                           152,950
      Michigan State Hospital Finance Authority
        Trinity Health
         6.00%, 12/ 1/2013                                                 1,275,000                         1,382,011
      Michigan State Trunk Line/MI FSA
         5.25%, 10/ 1/2021                                                 1,000,000                         1,059,250
      Michigan Strategic Fund  Detroit Edison Co
         5.45%, 9/ 1/2029                                                  2,000,000                         2,071,060
      Midland County Economic Development Corp
        Midland Cogeneration
         6.88%, 7/23/2009                                                    160,000                           162,926
      Saginaw Hospital Finance Authority/MI Covenant
        Medical Center
         6.50%, 7/ 1/2030                                                  2,050,000                         2,231,343
      Summit Academy North Michigan Public School
        Academy Revenue
         5.00%, 11/ 1/2015                                                   160,000                           153,910
      Walled Lake Consolidated School District MBIA
         5.25%, 5/ 1/2022                                                  1,625,000                         1,734,558
                                                                                           ----------------------------
                                                                                                             9,172,779
                                                                                           ----------------------------

                                                                                           ----------------------------
      Minnesota (1.01%)
      Aitkin MN  Aitkin Community Hospital
         5.60%, 2/ 1/2032 (a)                                                160,000                           159,827
      City of Pine City MN  Lakes International
        Language Academy
         6.25%, 5/ 1/2035                                                    100,000                            99,988
      Minnesota State Municipal Power Agency
         5.25%, 10/ 1/2021                                                 1,000,000                         1,054,230
      St Paul Port Authority Tax  Great Northern
        Business Center North
      Project
         6.00%, 3/ 1/2030                                                    160,000                           164,927
                                                                                           ----------------------------
                                                                                                             1,478,972
                                                                                           ----------------------------
      Mississippi (0.81%)
  Biloxi Housing Authority/MS  Beauvoir Apartments LP
         6.25%, 9/ 1/2031                                                    150,000                           153,691
      State of Mississippi FSA
         5.75%, 12/ 1/2013                                                   480,000                           506,890
         5.75%, 12/ 1/2014                                                   505,000                           532,452
                                                                                           ----------------------------
                                                                                                             1,193,033
                                                                                           ----------------------------
      Missouri (2.18%)
      Cape Girardeau County Building Corp/MO MBIA
         5.25%, 3/ 1/2026                                                  1,000,000                         1,066,650
      Carthage MO  Mccune-Brooks Hospital
         5.88%, 4/ 1/2030                                                    160,000                           160,277
    Missouri Housing Development Commission  GNMA/FNMA
         5.05%, 9/ 1/2024                                                    705,000                           713,692
      Missouri State Health & Educational
        Facility  BJC Health
         5.00%, 5/15/2020                                                  1,200,000                         1,247,496
                                                                                           ----------------------------
                                                                                                             3,188,115
                                                                                           ----------------------------
      Nevada (0.11%)
      County of Clark NV  Nevada Power Co
         5.90%, 11/ 1/2032                                                   160,000                           160,034
                                                                                           ----------------------------

      New Hampshire (1.46%)
      New Hampshire Health & Education Facility FSA
         5.50%, 8/ 1/2027                                                  2,000,000                         2,135,980
                                                                                           ----------------------------

      New Jersey (5.13%)
      New Jersey Economic Development Authority
         5.63%, 6/15/2019                                                    500,000                           522,105
      New Jersey Economic Development Authority
        State of New Jersey
         5.25%, 3/ 1/2024                                                  2,000,000                         2,115,960
      New Jersey Economic Development Authority
        United Methodist Homes
      NJ
         5.13%, 7/ 1/2025                                                    160,000                           152,090
      New Jersey Economic Development Authority FGIC
         5.00%, 6/15/2011                                                    525,000                           550,163
      New Jersey State Turnpike Authority FGIC
         3.59%, 1/ 1/2018 (b)                                              2,000,000                         2,000,000
      New Jersey Transportation Trust Fund Authority
          State of New Jersey
         5.25%, 12/15/2020                                                 2,000,000                         2,179,560
                                                                                           ----------------------------
                                                                                                             7,519,878
                                                                                           ----------------------------
      New York (3.43%)
      City of New York NY
         6.25%, 8/ 1/2008                                                    750,000                           762,555
      New York City Industrial Development Agency  7
        World Trade Center LLC
         6.50%, 3/ 1/2035                                                    160,000                           170,733
      New York State Dormitory Authority  Lenox
        Hill Hospital Oblig Group
         5.50%, 7/ 1/2030                                                    160,000                           163,144
      New York State Dormitory Authority MBIA
         5.25%, 10/ 1/2023                                                 1,500,000                         1,595,595
      Tobacco Settlement Financing Authority AMBAC
         5.25%, 6/ 1/2021                                                  2,200,000                         2,329,162
                                                                                           ----------------------------
                                                                                                             5,021,189
                                                                                           ----------------------------
      Ohio (1.54%)
      Ohio County Commission Special District
        Excise Tax Revenue  Fort
      Henry Economic Opportunity Development
      District - The Highlands Project

         5.63%, 3/ 1/2036                                                    160,000                           161,288
      Ohio State Turnpike Commission
         5.50%, 2/15/2026                                                  2,000,000                         2,103,020
                                                                                           ----------------------------
                                                                                                             2,264,308
                                                                                           ----------------------------
      Oklahoma (0.11%)
      Weatherford Hospital Authority
         6.00%, 5/ 1/2025                                                    160,000                           161,974
                                                                                           ----------------------------

      Oregon (0.53%)
      Oregon State Housing & Community Service
         5.65%, 7/ 1/2028                                                    765,000                           773,951
                                                                                           ----------------------------

      Pennsylvania (6.52%)
      Central Dauphin School District MBIA
         6.75%, 2/ 1/2024                                                  1,000,000                         1,200,680
      Fulton County Industustial Development
        Authority Hospital Revenue
         5.90%, 7/ 1/2040                                                    160,000                           161,905
      Pennsylvania Higher Educational Facilties
        UPMC Health System
         6.25%, 1/15/2018                                                  3,000,000                         3,278,790
      Pennsylvania State University
         5.00%, 9/ 1/2029                                                  1,000,000                         1,036,150
      Philadelphia Authority for Industrial
        Development  Richard Allen
      Development & Improvement
         6.25%, 5/ 1/2033                                                    160,000                           158,341
      Westmoreland County Municipal Authority FSA
         5.25%, 8/15/2027                                                  3,490,000                         3,714,547
                                                                                           ----------------------------
                                                                                                             9,550,413
                                                                                           ----------------------------
      South Carolina (2.25%)
      Lexington One School Facilities Corp  Lexington C
      Carolina
         5.25%, 12/ 1/2029                                                 1,000,000                         1,036,510
      South Carolina Jobs-Economic Development CIFG
         5.00%, 11/ 1/2030                                                 2,200,000                         2,257,926
                                                                                           ----------------------------
                                                                                                             3,294,436
                                                                                           ----------------------------
      Tennessee (2.20%)
      Tennessee Energy Acquisition Corp/TN
        Goldman Sacs Group
         5.25%, 9/ 1/2018                                                  3,000,000                         3,228,150
                                                                                           ----------------------------

      Texas (7.01%)
      Alliance Airport Authority/TX  Federal
        Express Corp
         4.85%, 4/ 1/2021                                                    500,000                           495,000
      Brazos River Authority AMBAC
         5.13%, 5/ 1/2019                                                  2,000,000                         2,062,940
      City of San Antonio TX FSA
         5.50%, 5/15/2017                                                  2,090,000                         2,238,181
      Red River Authority/TX MBIA
         6.00%, 6/ 1/2020                                                  1,000,000                         1,021,600
      San Marcos Consolidated Independent School
        District  PSF-GTD
         5.63%, 8/ 1/2025 (c)                                              2,020,000                         2,213,880
      Sea Breeze Public Facility Corp  Sea Breeze
        Seniors LP
         6.50%, 1/ 1/2046                                                    100,000                            99,570
      Texas State Department Of Housing &
        Community Affairs  GNMA/FNMA
         5.70%, 1/ 1/2033                                                  2,085,000                         2,149,906
                                                                                           ----------------------------
                                                                                                            10,281,077
                                                                                           ----------------------------
      Virginia (1.88%)
      Tobacco Settlement Financing Corp/VA
         5.25%, 6/ 1/2019                                                  2,690,000                         2,748,911
                                                                                           ----------------------------

      Washington (1.09%)
      Grant County Public Utility District FGIC
         5.00%, 1/ 1/2024                                                  1,550,000                         1,601,553
                                                                                           ----------------------------

      West Virginia (2.79%)
      County of Braxton WV  Weyerhaeuser
         6.13%, 4/ 1/2026                                                  2,000,000                         2,065,400
      Pleasants County WV Industrial Development MBIA
         6.15%, 5/ 1/2015                                                  2,000,000                         2,023,960
                                                                                           ----------------------------
                                                                                                             4,089,360
                                                                                           ----------------------------
      Wisconsin (2.86%)
      County of Milwaukee WI FSA
         5.25%, 12/ 1/2025                                                 4,000,000                         4,194,880
                                                                                           ----------------------------
      TOTAL TAX-EXEMPT BONDS                                                                               141,969,082
                                                                                           ----------------------------
                                                               Shares
                                                                Held                           Value
                                                       ------------------------------ ---------------------------------
      OTHERS (2.18%)
      Tax-Exempt Money Market (2.18%)
      Merrill Lynch Funds For Institutions Series -                        3,200,000                         3,200,000
      Institutional Tax-Exempt Fund
                                                                                           ----------------------------
      TOTAL OTHERS                                                                                           3,200,000
                                                                                           ----------------------------
      Total Investments                                                                                    145,169,082
      Other Assets in Excess of Liabilities, Net - 0.95                                                      1,385,574
                                                                                           ----------------------------
      TOTAL NET ASSETS - 100.00%                                                                           146,554,656
                                                                                           ============================
                                                                                           ----------------------------

                                                                                           ============================


      (a)  Security purchased on a when-issued basis.
      (b)  Variable Rate



      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                                    $         1,979,281
      Unrealized Depreciation                                                                               (516,375)
                                                                                                     ----------------
      Net Unrealized Appreciation (Depreciation)                                                           1,462,906
      Cost for federal income tax purposes                                                               143,706,176


      Portfolio Summary (unaudited)
      ----------------------------- ---------------
      Sector                               Percent
      ----------------------------- ---------------
      Insured                               55.29%
      Revenue                               34.26%
      General Obligation                     5.11%
      Other                                  2.18%
      Prerefunded                            1.46%
      Revenue - Special Tax                  0.75%
      Other Assets in Excess of              0.95%
      Liabilities, Net
                                           --------
      TOTAL NET ASSETS                     100.00%
                                           ========


      Schedule of Investments
      July 31, 2006 (unaudited)
      Ultra Short Bond Fund



                                                             Principal
                                                               Amount                          Value
                                                       ------------------------------ ---------------------------------
      BONDS (85.48%)
      Agricultural Chemicals (0.19%)
      IMC Global Inc
         11.25%, 6/ 1/2011                                                   500,000                           529,375
                                                                                           ----------------------------

      Appliances (0.09%)
      Whirlpool Corp
         5.90%, 6/15/2009 (a)                                                250,000                           250,311
                                                                                           ----------------------------

      Asset Backed Securities (6.51%)
      Ameriquest Mortgage Securities Inc
         6.09%, 7/25/2035 (a)                                              1,000,000                         1,010,930
      Carrington Mortgage Loan Trust
         5.47%, 6/25/2035 (a)                                                164,576                           164,577
         5.54%, 9/25/2035 (a)                                                152,157                           152,188
      Chase Funding Mortgage Loan
        Asset-Backed Certificates
         3.34%, 5/25/2026                                                  1,645,619                         1,612,376
         5.68%, 9/25/2033 (a)                                                282,142                           282,934
      CNH Wholesale Master Note Trust
         5.77%, 6/15/2011 (a)                                                336,000                           336,236
      Countrywide Asset-Backed Certificates
         3.68%, 8/25/2024                                                    295,915                           295,915
         3.84%, 10/25/2030 (a)                                               555,354                           550,522
         6.14%, 12/25/2032 (a)                                               450,000                           450,362
         6.31%, 12/25/2032 (a)                                             2,975,000                         2,982,747
         6.83%, 5/25/2033 (a)                                              1,000,000                         1,003,190
         5.65%, 10/25/2034 (a)                                                98,341                            98,393
         6.38%, 6/25/2035 (a)                                              1,000,000                         1,007,924
         6.04%, 11/25/2035 (a)                                             1,000,000                         1,007,467
         6.05%, 12/25/2035 (a)                                               875,000                           881,333
      Encore Credit Receivables NIM Trust
         4.50%, 1/25/2036 (b)                                              1,394,374                         1,382,463
      First Franklin Mortgage Loan Asset
        Backed Certificates
         6.00%, 3/25/2034 (b)                                              1,250,000                         1,229,289
         5.51%, 12/25/2034 (a)                                                 6,413                             6,414
      Long Beach Mortgage Loan Trust
         5.88%, 2/25/2035 (a)                                              1,000,000                         1,007,204
      Nomura Asset Acceptance Corp
         5.60%, 1/25/2036 (a)(b)                                           1,636,848                         1,637,484
      Residential Asset Mortgage Products Inc
         4.22%, 10/25/2028                                                   508,569                           506,351
      Sail Net Interest Margin Notes
         5.50%, 6/27/2035 (b)                                                273,539                           272,481
         4.75%, 7/27/2035 (b)                                                153,048                           152,350
                                                                                           ----------------------------
                                                                                                            18,031,130
                                                                                           ----------------------------
      Auto - Car & Light Trucks (0.57%)
      DaimlerChrysler NA Holding Corp
         4.13%, 3/ 7/2007                                                     80,000                            79,256
         5.74%, 3/13/2009 (a)                                              1,500,000                         1,501,562
                                                                                           ----------------------------
                                                                                                             1,580,818
                                                                                           ----------------------------
      Automobile Sequential (0.30%)
      Carss Finance LP
         6.32%, 1/15/2011 (a)(b)                                             579,600                           580,923

      Triad Auto Receivables Owner Trust
         3.79%, 1/12/2009                                                    253,780                           253,007
                                                                                           ----------------------------
                                                                                                               833,930
                                                                                           ----------------------------
      Beverages - Non-Alcoholic (0.05%)
      Coca-Cola Femsa SA de CV
         8.95%, 11/ 1/2006                                                   125,000                           125,938
                                                                                           ----------------------------

      Beverages - Wine & Spirits (0.36%)
      Diageo Finance BV
         5.62%, 3/30/2009 (a)                                              1,000,000                         1,000,425
                                                                                           ----------------------------

      Brewery (0.09%)
      SABMiller PLC
         5.78%, 7/ 1/2009 (a)(b)                                             250,000                           249,931
                                                                                           ----------------------------

      Broadcasting Services & Programming (0.09%)
      Clear Channel Communications Inc
         6.00%, 11/ 1/2006                                                   250,000                           250,099
                                                                                           ----------------------------

      Building - Residential & Commercial (0.32%)
      DR Horton Inc
         8.50%, 4/15/2012                                                    500,000                           524,722
      K Hovnanian Enterprises Inc
         10.50%, 10/ 1/2007                                                  250,000                           260,000
      KB Home
         9.50%, 2/15/2011                                                    100,000                           103,375
                                                                                           ----------------------------
                                                                                                               888,097
                                                                                           ----------------------------
      Cable TV (0.22%)
      COX Communications Inc
         7.75%, 8/15/2006                                                    360,000                           360,183
         5.87%, 12/14/2007 (a)                                               250,000                           251,222
                                                                                           ----------------------------
                                                                                                               611,405
                                                                                           ----------------------------
      Casino Hotels (0.39%)
      Caesars Entertainment Inc
         8.50%, 11/15/2006                                                   220,000                           221,558
         9.38%, 2/15/2007                                                    225,000                           228,094
      MGM Mirage
         9.75%, 6/ 1/2007                                                    400,000                           410,500
      Mirage Resorts Inc
         7.25%, 10/15/2006                                                   215,000                           215,000
                                                                                           ----------------------------
                                                                                                             1,075,152
                                                                                           ----------------------------
      Cellular Telecommunications (0.68%)
      America Movil SA de CV
         6.11%, 4/27/2007 (a)                                                350,000                           350,350
      Rogers Wireless Inc
         8.45%, 12/15/2010 (a)(c)                                            500,000                           513,750
      Verizon Wireless Capital LLC
         5.38%, 12/15/2006                                                    25,000                            24,995
      Vodafone Group PLC
         5.67%, 6/15/2011 (a)                                              1,000,000                           999,175
                                                                                           ----------------------------
                                                                                                             1,888,270
                                                                                           ----------------------------
      Chemicals - Diversified (0.25%)
      Equistar Chemicals LP/Equistar Funding Corp
         10.63%, 5/ 1/2011                                                   650,000                           698,750
                                                                                           ----------------------------


      Commercial Banks (0.49%)
      Glitnir Banki HF
         5.67%, 10/15/2008 (a)(b)                                            250,000                           248,230
      HSBC America Capital Trust I
         7.81%, 12/15/2026 (b)                                               750,000                           783,782
      KEY Bank NA/Washington
         7.13%, 8/15/2006                                                    203,000                           203,088
      VTB Capital SA for Vneshtorgbank
         6.17%, 9/21/2007 (a)(b)                                             135,000                           135,331
                                                                                           ----------------------------
                                                                                                             1,370,431
                                                                                           ----------------------------
      Computers - Memory Devices (0.17%)
      Seagate Technology HDD Holdings
         8.00%, 5/15/2009                                                    450,000                           459,000
                                                                                           ----------------------------

      Containers - Metal & Glass (0.11%)
      Owens Brockway Glass Container Inc
         8.88%, 2/15/2009                                                    286,000                           294,938
                                                                                           ----------------------------

      Credit Card Asset Backed Securities (0.88%)
      Citibank Credit Card Issuance Trust
         6.47%, 12/15/2009 (a)                                             1,915,000                         1,936,281
      Discover Card Master Trust I
         5.61%, 5/15/2012 (a)                                                500,000                           502,172
                                                                                           ----------------------------
                                                                                                             2,438,453
                                                                                           ----------------------------
      Cruise Lines (0.18%)
      Royal Caribbean Cruises Ltd
         7.25%, 8/15/2006                                                    500,000                           500,250
                                                                                           ----------------------------

 Diversified Operations & Commercial Services (0.18%)
      Cendant Corp
         6.88%, 8/15/2006                                                    497,000                           497,144
                                                                                           ----------------------------

      Electric - Generation (0.03%)
      CE Casecnan Water & Energy
         11.95%, 11/15/2010                                                   72,500                            76,850
                                                                                           ----------------------------

      Electric - Integrated (2.19%)
      Appalachian Power Co
         5.83%, 6/29/2007 (a)                                                375,000                           375,932
      Commonwealth Edison Co
         7.63%, 1/15/2007                                                  1,110,000                         1,118,939
      Entergy Gulf States Inc
         6.02%, 12/ 8/2008 (a)(b)                                            200,000                           200,246
         5.63%, 12/ 1/2009 (a)                                               405,000                           400,961
      FPL Group Capital Inc
         7.63%, 9/15/2006                                                    511,000                           512,214
         4.09%, 2/16/2007                                                    160,000                           158,797
      Georgia Power Co
         5.35%, 2/17/2009 (a)                                                250,000                           250,701
      Monongahela Power Co
         5.00%, 10/ 1/2006                                                   907,000                           905,822
      Nisource Finance Corp
         3.20%, 11/ 1/2006                                                 1,000,000                           993,834
      NorthWestern Corp
         7.30%, 12/ 1/2006 (b)                                               350,000                           351,312
      TECO Energy Inc
         6.13%, 5/ 1/2007                                                    500,000                           501,250

      Texas-New Mexico Power Co
         6.13%, 6/ 1/2008                                                    300,000                           299,164
                                                                                           ----------------------------
                                                                                                             6,069,172
                                                                                           ----------------------------
      Electronic Components - Miscellaneous (0.09%)
      Solectron Corp
         7.97%, 11/15/2006                                                   250,000                           248,750
                                                                                           ----------------------------

      Engines - Internal Combustion (0.17%)
      Cummins Inc
         9.50%, 12/ 1/2010 (c)                                               435,000                           459,749
                                                                                           ----------------------------

      Finance - Auto Loans (0.22%)
      General Motors Acceptance Corp
         6.13%, 9/15/2006                                                    250,000                           249,897
         6.41%, 1/16/2007 (a)                                                350,000                           349,313
                                                                                           ----------------------------
                                                                                                               599,210
                                                                                           ----------------------------
      Finance - Commercial (0.33%)
      CIT Group Inc
         5.32%, 8/15/2008 (a)                                                400,000                           400,922
      Textron Financial Corp
         5.37%, 8/29/2006 (a)                                                500,000                           500,000
                                                                                           ----------------------------
                                                                                                               900,922
                                                                                           ----------------------------
      Finance - Consumer Loans (0.98%)
      HSBC Finance Corp
         5.45%, 11/16/2009 (a)                                             1,500,000                         1,507,929
      SLM Corp
         5.66%, 7/26/2010 (a)                                              1,200,000                         1,199,197
                                                                                           ----------------------------
                                                                                                             2,707,126
                                                                                           ----------------------------
      Finance - Credit Card (0.08%)
      MBNA Europe Funding Plc
         5.34%, 9/ 7/2007 (a)(b)                                             225,000                           225,122
                                                                                           ----------------------------

      Finance - Investment Banker & Broker (2.27%)
      Bear Stearns Cos Inc/The
         5.78%, 1/30/2009 (a)                                                500,000                           502,886
         5.55%, 9/ 9/2009 (a)                                              1,000,000                         1,004,221
      Citigroup Inc
         5.42%, 6/ 9/2009 (a)(d)                                             250,000                           250,631
      Credit Suisse USA Inc
         5.41%, 12/ 9/2008 (a)                                               750,000                           750,907
      Goldman Sachs Group Inc
         5.44%, 3/ 2/2010 (a)                                              1,250,000                         1,251,866
      JPMorgan Chase & Co
         5.46%, 3/ 9/2009 (a)                                                500,000                           501,551
      Lehman Brothers Holdings Inc
         5.41%, 11/10/2009 (a)                                               250,000                           251,034
      Morgan Stanley
         5.79%, 1/15/2010 (a)                                              1,750,000                         1,758,846
                                                                                           ----------------------------
                                                                                                             6,271,942
                                                                                           ----------------------------
      Finance - Leasing Company (0.65%)
      Case Credit Corp
         6.75%, 10/21/2007                                                   551,000                           551,000
      International Lease Finance Corp
         5.84%, 4/20/2009 (a)                                                750,000                           753,083
         5.91%, 1/15/2010 (a)                                                500,000                           502,750
                                                                                           ----------------------------
                                                                                                             1,806,833
                                                                                           ----------------------------

      Finance - Mortgage Loan/Banker (1.37%)
      Countrywide Financial Corp
         5.67%, 4/11/2007 (a)                                              1,000,000                         1,000,880
         5.67%, 12/19/2008 (a)                                               210,000                           210,429
      Countrywide Home Loans Inc
         5.42%, 11/16/2007 (a)                                               500,000                           501,144
      Fannie Mae Grantor Trust
         4.91%, 9/26/2033 (a)                                              1,341,075                         1,327,103
      Residential Capital Corp
         6.87%, 6/29/2007 (a)(c)                                             750,000                           753,782
                                                                                           ----------------------------
                                                                                                             3,793,338
                                                                                           ----------------------------
      Food - Miscellaneous/Diversified (0.07%)
      General Mills Inc
         2.63%, 10/24/2006                                                   190,000                           188,743
                                                                                           ----------------------------

      Food - Retail (0.31%)
      Kroger Co
         7.63%, 9/15/2006                                                    240,000                           240,443
      Safeway Inc
         5.83%, 3/27/2009 (a)                                                625,000                           625,464
                                                                                           ----------------------------
                                                                                                               865,907
                                                                                           ----------------------------
      Gas - Distribution (0.31%)
      Sempra Energy
         5.66%, 5/21/2008 (a)                                                350,000                           350,305
      Southern California Gas Co
         5.40%, 12/ 1/2009 (a)                                               500,000                           500,797
                                                                                           ----------------------------
                                                                                                               851,102
                                                                                           ----------------------------
      Home Equity - Other (5.90%)
      Adjustable Rate Mortage NIM Trust
         6.50%, 4/27/2036 (b)(e)                                           1,578,005                         1,565,066
      Asset Backed Funding Corp NIM Trust
         5.90%, 2/26/2007 (b)                                                134,022                           133,740
      Bear Stearns Asset Backed Securities NIM
         5.50%, 12/25/2035 (b)                                               453,307                           451,596
      Citifinancial Mortgage Securities Inc
         3.22%, 10/25/2033 (a)                                               714,602                           707,779
      Countrywide Asset-Backed Certificates
         4.43%, 5/25/2032 (a)                                                471,868                           466,329
      First NLC Trust
         6.14%, 9/25/2035 (a)                                              1,000,000                         1,017,417
      GSAA Trust
         5.69%, 4/25/2034                                                  2,000,000                         1,994,134
      JP Morgan Mortgage Acquisition Corp NIM
         5.80%, 4/25/2036 (b)(e)                                           1,369,854                         1,371,566
      MASTR ABS NIM Trust
         4.75%, 5/26/2035 (b)                                                242,153                           240,277
      Mastr Asset Backed Securities Trust
         6.04%, 10/25/2035 (a)                                               475,000                           477,937
      New Century Home Equity Loan Trust
         6.09%, 7/25/2035 (a)                                              1,000,000                         1,005,001
      New Century Mortgage Corp NIM Trust
         4.70%, 11/25/2006 (b)                                               195,770                           195,287
      Option One Mortgage Loan Trust
         6.05%, 8/25/2035 (a)                                              1,000,000                         1,009,881
      Residential Asset Securities Corp
         3.32%, 2/25/2029                                                    203,638                           202,865
         4.03%, 4/25/2030                                                    499,646                           492,953
         6.06%, 4/25/2035 (a)                                              1,000,000                         1,005,994

      Residential Asset Securities Corp (continued)
         6.14%, 7/25/2035 (a)                                              1,000,000                         1,009,260
      Residential Funding Mortgage Securities
         5.99%, 7/31/2036 (a)(e)                                           3,000,000                         3,000,000
                                                                                           ----------------------------
                                                                                                            16,347,082
                                                                                           ----------------------------
      Home Equity - Sequential (1.47%)
      Argent Securities Inc
         4.60%, 1/25/2034 (a)                                              1,095,809                         1,090,645
      Merrill Lynch Mortgage Investors Inc
         4.50%, 1/25/2035 (b)                                              1,765,491                         1,725,624
      New Century Home Equity Loan Trust
         3.56%, 11/25/2033                                                 1,261,972                         1,255,358
                                                                                           ----------------------------
                                                                                                             4,071,627
                                                                                           ----------------------------
      Hotels & Motels (0.16%)
      Starwood Hotels & Resorts Worldwide Inc
         7.38%, 5/ 1/2007                                                    450,000                           452,813
                                                                                           ----------------------------

      Industrial Gases (0.21%)
      Airgas Inc
         7.75%, 9/15/2006                                                    575,000                           576,437
                                                                                           ----------------------------

      Insurance Brokers (0.49%)
      Marsh & McLennan Cos Inc
         5.64%, 7/13/2007 (a)                                              1,350,000                         1,349,441
                                                                                           ----------------------------

      Life & Health Insurance (0.39%)
      Cigna Corp
         7.40%, 5/15/2007                                                    475,000                           480,518
      Phoenix Cos Inc/The
         6.68%, 2/16/2008                                                     90,000                            90,431
      Sun Life Financial Global Funding LP
         5.74%, 7/ 6/2010 (a)(b)                                             500,000                           500,911
                                                                                           ----------------------------
                                                                                                             1,071,860
                                                                                           ----------------------------
      Medical - Hospitals (0.23%)
      HCA Inc
         8.85%, 1/ 1/2007                                                    150,000                           151,345
      United Surgical Partners International
         10.00%, 12/15/2011                                                  450,000                           478,688
                                                                                           ----------------------------
                                                                                                               630,033
                                                                                           ----------------------------
      Medical - Nursing Homes (0.06%)
      Extendicare Health Services Inc
         9.50%, 7/ 1/2010                                                    150,000                           156,562
                                                                                           ----------------------------

      Metal Processors & Fabrication (0.07%)
      Timken Co
         6.75%, 8/21/2006                                                    200,000                           199,975
                                                                                           ----------------------------

      Mortgage Backed Securities (40.89%)
      ACT Depositor Corp
         5.70%, 9/22/2041 (a)(b)                                             374,950                           373,994
      American Home Mortgage Assets
         4.14%, 11/25/2035 (a)(e)                                          1,794,063                         1,811,933
      American Home Mortgage Investment Trust
         6.95%, 9/25/2045 (a)(e)                                           1,107,855                         1,118,633
      Banc of America Commercial Mortgage Inc
         7.11%, 11/15/2031                                                    37,900                            38,378
         0.21%, 7/10/2042                                                 78,296,350                           846,853

  Banc of America Commercial Mortgage Inc (continued)
         0.05%, 7/10/2043 (a)(b)                                           6,255,696                            73,874
         0.17%, 9/10/2045                                                131,100,000                         1,389,398
      Banc of America Large Loan
         5.64%, 2/ 9/2021 (a)(b)                                             525,000                           526,689
      Bank of America Alternative Loan Trust
         5.78%, 6/25/2036 (a)(e)                                           2,458,131                         2,458,131
      Bear Stearns Adjustable Rate Mortgage Trust
         3.40%, 4/25/2034 (a)                                                498,622                           495,082
      Bear Stearns Alt-A Trust
         6.04%, 7/25/2035 (a)                                              1,000,000                         1,001,345
         6.04%, 8/25/2035 (a)                                              1,002,000                         1,006,971
      Bear Stearns Commercial Mortgage Securities
         5.81%, 6/15/2017 (a)(b)                                           1,000,000                           999,688
      Citigroup Commercial Mortgage Trust
         0.47%, 5/15/2043 (b)                                             37,715,378                           790,363
      Commercial Mortgage Pass Through Certificates
         5.59%, 2/ 5/2019 (a)(b)                                           2,000,000                         2,007,230
      Countrywide Alternative Loan Trust
         4.97%, 10/25/2034 (a)                                               712,000                           720,696
         6.44%, 2/25/2035 (a)                                              1,000,000                         1,006,074
         6.23%, 7/25/2035 (a)                                                998,304                         1,002,377
         5.63%, 8/25/2035 (a)(e)                                           3,394,658                         3,411,631
         5.81%, 12/25/2035 (a)(e)                                          2,995,010                         3,004,369
         6.50%, 1/25/2036 (b)                                                537,199                           534,955
         5.74%, 5/25/2036 (a)                                              1,957,714                         1,957,616
         5.78%, 5/25/2036 (a)                                              2,372,103                         2,366,315
         6.00%, 5/25/2036                                                  1,590,065                         1,582,580
         5.69%, 3/20/2046 (a)                                              1,880,336                         1,882,970
         5.65%, 5/20/2046 (a)                                              1,945,999                         1,953,538
         5.65%, 7/25/2046 (a)(e)                                           2,100,000                         2,100,000
      Countrywide Asset-Backed Certificates
         6.00%, 11/ 8/2036 (b)                                             1,385,457                         1,365,670
      Countrywide Home Loan Mortgage
        Pass Through Certificates
         4.15%, 12/25/2033 (a)                                             2,665,110                         2,630,672
         5.69%, 3/25/2035 (a)                                              1,095,517                         1,100,047
         5.62%, 3/20/2036 (a)                                              1,252,591                         1,245,829
      CS First Boston Mortgage Securities Corp
         5.62%, 9/15/2020 (a)(b)                                           3,000,000                         3,000,918
         5.65%, 11/15/2020 (a)(b)                                          2,000,000                         2,002,514
         0.48%, 11/15/2036 (a)(b)                                          8,040,825                           336,693
         0.66%, 7/15/2037 (b)                                             26,554,642                           758,905
         1.77%, 5/15/2038 (b)                                              1,783,180                            85,723
      Downey Savings & Loan Association Mortgage
         5.63%, 4/19/2047 (a)                                              2,417,346                         2,422,316
      First Republic Mortgage Loan Trust
         5.67%, 8/15/2032 (a)                                                598,408                           599,152
      First Union National Bank
        Commercial Mortgage Trust
         0.95%, 1/12/2043 (a)(b)                                          28,887,368                         1,024,866
      G-Force LLC
         5.69%, 12/25/2039 (a)(b)                                          1,000,000                           999,983
      GMAC Commercial Mortgage Securities Inc
         0.76%, 5/10/2043 (a)                                             17,331,113                           457,853
      Greenwich Capital Commercial Funding Corp
         0.80%, 8/10/2042 (a)(b)                                          61,800,000                         1,768,283
      GS Mortgage Securities Corp II
         1.01%, 10/10/2028 (b)                                           152,534,608                         3,064,268
         0.73%, 7/10/2039 (a)(b)                                           7,813,000                           238,812
      Homebanc Mortgage Trust
         6.05%, 7/25/2035 (a)                                              1,000,000                         1,001,274
      Homebanc Mortgage Trust (continued)
         5.72%, 10/25/2035 (a)(e)                                          2,630,804                         2,634,915
         5.73%, 1/25/2036 (a)(e)                                           2,324,263                         2,327,804
      Impac CMB Trust
         6.89%, 9/25/2034 (a)                                                346,028                           346,367
         5.87%, 10/25/2034 (a)                                             1,874,351                         1,878,144
         6.94%, 10/25/2034 (a)                                               623,328                           631,666
         5.75%, 11/25/2034 (a)                                               220,385                           220,755
         5.77%, 1/25/2035 (a)                                                 98,652                            98,811
         5.69%, 4/25/2035 (a)                                              1,606,501                         1,609,071
         5.90%, 8/25/2035 (a)                                                301,349                           302,120
         5.92%, 8/25/2035 (a)                                                334,832                           335,846
      Impac Secured Assets CMN Owner Trust
         3.71%, 3/25/2034                                                    148,375                           147,703
         5.78%, 11/25/2034 (a)                                               385,105                           386,649
      Indymac Index Mortgage Loan Trust
         5.41%, 5/25/2035 (a)(e)                                             756,758                           746,471
         0.80%, 7/25/2035 (a)(e)                                          48,452,588                           492,097
      JP Morgan Chase Commercial Mortgage Securities
         0.57%, 10/12/2035 (a)(b)                                         32,323,251                         1,185,552
         0.31%, 7/12/2037 (b)                                             88,774,286                           803,407
         0.37%, 10/12/2037 (a)(b)                                          7,155,454                           303,262
         0.57%, 7/15/2042 (a)                                             25,324,419                           580,385
      JP Morgan Mortgage Trust
         4.91%, 4/25/2035 (a)                                                636,929                           628,408
      LB-UBS Commercial Mortgage Trust
         0.76%, 7/15/2040 (a)                                             23,555,733                           777,198
      Lehman XS Net Interest Margin Notes
         6.25%, 5/28/2046 (b)(e)                                           1,869,825                         1,870,994
      Lehman XS Trust
         5.28%, 11/25/2035 (a)                                               958,984                           951,595
         5.69%, 5/25/2046 (a)(e)                                           1,500,000                         1,499,297
         5.92%, 5/25/2046 (a)(e)                                           1,415,000                         1,412,789
      Mastr Seasoned Securities Trust
         5.19%, 10/25/2032 (a)                                               392,724                           392,403
      Merrill Lynch Mortgage Investors Inc
         5.51%, 8/25/2035 (a)                                                191,724                           191,756
         5.74%, 8/25/2036 (a)                                              1,686,479                         1,691,970
      Merrill Lynch Mortgage Trust
         0.58%, 5/12/2043                                                 11,364,448                           315,841
      MLCC Mortgage Investors Inc
         5.87%, 7/25/2029 (a)                                              1,688,927                         1,694,409
      Morgan Stanley Capital I
         5.53%, 8/15/2019 (a)(b)                                           1,000,000                         1,000,937
      Structured Adjustable Rate Mortgage Loan Trust
         6.09%, 8/25/2034 (a)                                                994,953                           996,662
      Structured Asset Mortgage Investments I
         6.54%, 8/25/2035 (a)(e)                                             949,629                           957,715
         4.88%, 5/25/2036 (a)(e)                                           1,963,889                         1,983,528
      Structured Asset Mortgage Investments II
         5.96%, 8/25/2035 (a)                                                997,772                         1,007,904
         5.69%, 2/25/2036 (a)                                              1,682,283                         1,688,266
         4.65%, 5/25/2036 (a)(e)                                           1,967,042                         1,967,042
         6.06%, 5/25/2045 (a)                                                899,258                           908,055
      Wachovia Bank Commercial Mortgage Trust
         0.25%, 6/15/2035 (b)                                             10,161,124                           345,448
         0.45%, 10/15/2041 (a)(b)                                          2,327,161                            42,424
         0.29%, 3/15/2042 (a)(b)                                           3,412,584                            42,633
         0.64%, 5/15/2044 (a)(b)                                          21,187,263                           578,688

      Wamu Alternative Mortgage
        Pass-Through Certificates
         5.42%, 7/25/2046 (a)(e)                                           2,582,768                         2,582,768
      Washington Mutual Asset Securities Corp
         3.83%, 1/25/2035 (b)                                                870,417                           834,155
      Washington Mutual Inc
         5.70%, 12/25/2027 (a)                                             1,690,165                         1,691,239
         3.07%, 8/25/2033                                                    750,000                           737,152
         3.18%, 9/25/2033                                                    447,647                           443,778
         3.54%, 7/25/2034                                                    575,169                           572,594
         3.62%, 4/25/2035 (a)                                              1,493,939                         1,488,040
         4.93%, 8/25/2035 (a)                                                745,088                           733,784
         4.84%, 9/25/2035 (a)                                                838,406                           824,711
         5.68%, 4/25/2044 (a)                                              1,595,258                         1,608,301
         6.05%, 7/25/2045 (a)                                                996,775                         1,008,952
         5.64%, 11/25/2045 (a)                                               446,843                           448,690
         5.57%, 12/25/2045 (a)                                               673,167                           673,483
         5.93%, 1/25/2046 (a)                                                999,994                         1,010,308
                                                                                           ----------------------------
                                                                                                           113,200,403
                                                                                           ----------------------------
      Mortgage Securities (0.60%)
      Residential Accredit Loans Inc
         5.50%, 2/25/2036 (a)                                              1,676,133                         1,674,775
                                                                                           ----------------------------

      Multi-Line Insurance (0.33%)
      ACE Ltd
         6.00%, 4/ 1/2007                                                    250,000                           250,424
      CNA Financial Corp
         6.75%, 11/15/2006                                                   500,000                           501,304
      First Mercury Holdings Inc
         13.17%, 8/15/2012 (a)(b)                                            150,000                           154,500
                                                                                           ----------------------------
                                                                                                               906,228
                                                                                           ----------------------------
      Multimedia (0.31%)
      Media General Inc
         6.95%, 9/ 1/2006                                                    400,000                           400,126
      Viacom Inc
         5.69%, 6/16/2009 (a)(b)                                             450,000                           449,966
                                                                                           ----------------------------
                                                                                                               850,092
                                                                                           ----------------------------
      Non-Hazardous Waste Disposal (0.13%)
      Allied Waste North America Inc
         9.25%, 9/ 1/2012                                                    350,000                           371,875
                                                                                           ----------------------------

      Oil - Field Services (0.15%)
      Hanover Equipment Trust
         8.50%, 9/ 1/2008 (a)                                                399,000                           405,983
                                                                                           ----------------------------

      Oil Company - Exploration & Production (0.78%)
      Newfield Exploration Co
         7.45%, 10/15/2007                                                   500,000                           504,375
      Pemex Project Funding Master Trust
         7.31%, 10/15/2009 (a)(b)                                            500,000                           516,250
         6.63%, 6/15/2010 (a)(b)                                             350,000                           357,875
      Vintage Petroleum Inc
         8.25%, 5/ 1/2012                                                    750,000                           793,395
                                                                                           ----------------------------
                                                                                                             2,171,895
                                                                                           ----------------------------
      Oil Company - Integrated (0.38%)
      Phillips 66 Capital Trust II
         8.00%, 1/15/2037                                                  1,000,000                         1,047,170
                                                                                           ----------------------------


      Oil Refining & Marketing (0.48%)
      Premcor Refining Group Inc/The
         9.25%, 2/ 1/2010                                                  1,240,000                         1,318,002
                                                                                           ----------------------------

      Paper & Related Products (0.34%)
      Bowater Inc
         8.33%, 3/15/2010 (a)(c)                                             300,000                           302,250
      Union Camp Corp
         7.00%, 8/15/2006                                                    642,000                           642,355
                                                                                           ----------------------------
                                                                                                               944,605
                                                                                           ----------------------------
      Pharmacy Services (0.27%)
      Caremark Rx Inc
         7.38%, 10/ 1/2006                                                   750,000                           751,821
                                                                                           ----------------------------

      Pipelines (0.99%)
      Consolidated Natural Gas Co
         5.38%, 11/ 1/2006 (c)                                               589,000                           588,546
      Duke Capital LLC
         4.33%, 11/16/2006                                                   500,000                           497,804
      Duke Energy Field Services LLC
         5.75%, 11/15/2006                                                   780,000                           779,917
      Northwest Pipeline Corp
         8.13%, 3/ 1/2010                                                    400,000                           414,000
      Southern Natural Gas Co
         8.88%, 3/15/2010                                                    425,000                           449,120
                                                                                           ----------------------------
                                                                                                             2,729,387
                                                                                           ----------------------------
      Property & Casualty Insurance (0.07%)
      Ace INA Holdings Inc
         8.30%, 8/15/2006                                                    185,000                           185,156
                                                                                           ----------------------------

      Property Trust (0.18%)
      Westfield Capital Corp Ltd
         5.45%, 11/ 2/2007 (a)(b)                                            500,000                           501,356
                                                                                           ----------------------------

      Publishing - Periodicals (0.11%)
      Dex Media East LLC/Dex Media East Finance Co
         9.88%, 11/15/2009                                                   300,000                           316,875
                                                                                           ----------------------------

      Real Estate Operator & Developer (0.51%)
      Duke Realty LP
         5.70%, 12/22/2006 (a)                                               402,000                           402,315
      EOP Operating LP
         6.11%, 10/ 1/2010 (a)                                               750,000                           756,896
      First Industrial LP
         7.60%, 5/15/2007                                                    250,000                           253,310
                                                                                           ----------------------------
                                                                                                             1,412,521
                                                                                           ----------------------------
      Regional Banks (0.55%)
      NB Capital Trust
         7.83%, 12/15/2026                                                   750,000                           784,034
      Wachovia Corp
         5.38%, 3/ 1/2012 (a)                                                750,000                           750,790
                                                                                           ----------------------------
                                                                                                             1,534,824
                                                                                           ----------------------------
      REITS - Diversified (0.28%)
      iStar Financial Inc
         5.66%, 3/ 3/2008 (a)                                                400,000                           400,854
         5.96%, 3/16/2009 (a)                                                375,000                           377,439
                                                                                           ----------------------------
                                                                                                               778,293
                                                                                           ----------------------------

      REITS - Healthcare (0.15%)
      National Health Investors Inc
         7.30%, 7/16/2007                                                    400,000                           402,788
                                                                                           ----------------------------

      REITS - Hotels (0.28%)
      Host Marriott LP
         9.50%, 1/15/2007                                                    770,000                           780,588
                                                                                           ----------------------------

      REITS - Office Property (0.49%)
      Brandywine Operating Partnership Lp/PA
         5.96%, 4/ 1/2009 (a)                                                350,000                           350,241
      HRPT Properties Trust
         5.94%, 3/16/2011 (a)                                              1,000,000                         1,001,014
                                                                                           ----------------------------
                                                                                                             1,351,255
                                                                                           ----------------------------
      REITS - Regional Malls (0.35%)
      Simon Property Group LP
         6.88%, 11/15/2006                                                   967,000                           969,800
                                                                                           ----------------------------

      Rental - Auto & Equipment (0.18%)
      Erac USA Finance Co
         5.40%, 4/30/2009 (b)                                                500,000                           500,504
                                                                                           ----------------------------

      Retail - Regional Department Store (0.37%)
      JC Penney Corp Inc
         6.50%, 12/15/2007                                                   765,000                           772,364
         8.13%, 4/ 1/2027                                                    250,000                           257,892
                                                                                           ----------------------------
                                                                                                             1,030,256
                                                                                           ----------------------------
      Retail - Restaurants (0.19%)
      Darden Restaurants Inc
         5.75%, 3/15/2007                                                    515,000                           513,670
                                                                                           ----------------------------

      Retail - Toy Store (0.09%)
      Toys R US Inc
         6.88%, 8/ 1/2006                                                    250,000                           250,000
                                                                                           ----------------------------

      Rubber - Tires (0.16%)
      Goodyear Tire & Rubber Co/The
         6.63%, 12/ 1/2006                                                   444,000                           442,890
                                                                                           ----------------------------

      Savings & Loans - Thrifts (0.54%)
      Washington Mutual Inc
         5.56%, 3/20/2008 (a)                                              1,500,000                         1,502,267
                                                                                           ----------------------------

      Special Purpose Banks (0.09%)
      Korea Development Bank
         5.47%, 11/22/2012 (a)                                               250,000                           250,187
                                                                                           ----------------------------

      Special Purpose Entity (1.55%)
      BAE Systems Holdings Inc
         5.57%, 8/15/2008 (a)(b)                                             350,000                           350,659
      Fondo LatinoAmericano De Reservas
         5.37%, 2/15/2011 (a)(b)                                           1,000,000                           999,848
      ING USA Global Funding Trust
         5.66%, 10/ 1/2010 (a)                                               750,000                           750,662
      Pricoa Global Funding I
         5.35%, 6/ 3/2008 (a)(b)                                             500,000                           500,470

      Xlliac Global Funding
         5.44%, 6/ 2/2008 (a)(b)                                           1,700,000                         1,701,902
                                                                                           ----------------------------
                                                                                                             4,303,541
                                                                                           ----------------------------
      Supranational Bank (0.54%)
      Corp Andina de Fomento
         5.84%, 1/26/2007 (a)                                              1,000,000                         1,000,817
         5.37%, 3/16/2007 (a)                                                500,000                           500,057
                                                                                           ----------------------------
                                                                                                             1,500,874
                                                                                           ----------------------------
      Telecommunication Services (0.38%)
      Insight Midwest LP/Insight Capital Inc
         10.50%, 11/ 1/2010                                                  400,000                           416,000
      Mastec Inc
         7.75%, 2/ 1/2008 (c)                                                300,000                           298,500
      Verizon Global Funding Corp
         5.30%, 8/15/2007 (a)                                                350,000                           350,183
                                                                                           ----------------------------
                                                                                                             1,064,683
                                                                                           ----------------------------
      Telephone - Integrated (1.78%)
      AT&T Corp
         6.50%, 11/15/2006 (a)                                               754,000                           756,118
      AT&T Inc
         5.38%, 11/14/2008 (a)                                               700,000                           701,726
      Deutsche Telekom International Finance BV
         5.63%, 3/23/2009 (a)                                                750,000                           750,484
      Mountain States Telephone & Telegraph Co
         6.00%, 8/ 1/2007                                                    100,000                            99,250
      New England Telephone & Telegraph
         7.65%, 6/15/2007                                                    230,000                           233,528
      Sprint Capital Corp
         4.78%, 8/17/2006 (a)                                                425,000                           424,874
      Telecom Italia Capital SA
         5.63%, 2/ 1/2011 (a)                                                275,000                           274,404
         6.11%, 7/18/2011 (a)                                                675,000                           675,331
      Telefonica Emisones SAU
         5.71%, 6/19/2009 (a)                                              1,000,000                         1,000,781
                                                                                           ----------------------------
                                                                                                             4,916,496
                                                                                           ----------------------------
      Television (0.13%)
      Univision Communications Inc
         2.88%, 10/15/2006                                                   360,000                           357,533
                                                                                           ----------------------------

      Textile - Home Furnishings (0.18%)
      Mohawk Industries Inc
         6.50%, 4/15/2007                                                    500,000                           502,534
                                                                                           ----------------------------

      Transport - Rail (0.51%)
      CSX Corp
         5.43%, 8/ 3/2006 (a)                                              1,424,000                         1,424,000
                                                                                           ----------------------------
      TOTAL BONDS                                                                                          236,659,570
                                                                                           ----------------------------
      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
      (11.37%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.39%)
         5.83%, 10/ 1/2033 (a)                                               475,165                           486,251

      U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
      (11.37%)
 Federal Home Loan Mortgage Corporation (FHLMC)(1.39%)
         5.25%, 7/ 1/2033 (a)                                              2,008,502                         2,039,488
         5.09%, 8/ 1/2035 (a)                                              1,325,836                         1,321,797
                                                                                           ----------------------------
                                                                                                             3,847,536
                                                                                           ----------------------------

 Federal National Mortgage Association (FNMA) (9.98%)
         4.99%, 6/ 1/2032 (a)                                              1,396,593                         1,397,173
         5.09%, 6/ 1/2032 (a)                                              1,297,998                         1,298,253
         5.17%, 9/ 1/2032 (a)                                              1,922,811                         1,957,756
         3.51%, 7/ 1/2033 (a)                                                264,878                           270,705
         3.04%, 10/ 1/2033 (a)                                             1,827,634                         1,865,574
         3.42%, 10/ 1/2033 (a)                                               855,427                           880,765
         3.62%, 1/ 1/2034 (a)                                              1,560,246                         1,568,626
         3.93%, 1/ 1/2034 (a)                                              1,583,152                         1,618,486
         4.27%, 2/ 1/2034 (a)                                                576,653                           575,065
         3.61%, 3/ 1/2034 (a)                                              1,589,232                         1,588,605
         4.30%, 3/ 1/2034 (a)                                              2,093,075                         2,109,060
         4.47%, 3/ 1/2034 (a)                                              2,170,306                         2,213,840
         4.78%, 3/ 1/2034 (a)                                              1,598,967                         1,615,231
         4.57%, 7/ 1/2034 (a)                                              2,303,082                         2,298,905
         4.54%, 12/ 1/2034 (a)                                             1,999,939                         2,030,354
         4.36%, 1/ 1/2035 (a)                                                341,163                           342,342
         4.02%, 2/ 1/2035 (a)                                                579,217                           585,300
         4.45%, 2/ 1/2035 (a)                                              2,030,253                         2,049,629
         4.92%, 1/ 1/2036 (a)                                              1,372,317                         1,369,694
                                                                                           ----------------------------
                                                                                                            27,635,363
                                                                                           ----------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $                31,482,899
                                                                                           ----------------------------
      SHORT TERM INVESTMENTS (2.80%)
      Commercial Paper (2.80%)
      Investment in Joint Trading Account; Federal
        Home Loan Bank
         5.05%, 8/ 1/2006                                                  7,760,039                         7,760,039
                                                                                           ----------------------------
      TOTAL SHORT TERM INVESTMENTS                                                                           7,760,039
                                                                                           ----------------------------
      MONEY MARKET FUNDS (0.82%)
      BNY Institutional Cash Reserve Fund (f)                              2,254,000                         2,254,000
                                                                                           ----------------------------
      TOTAL MONEY MARKET FUNDS                                                                               2,254,000
                                                                                           ----------------------------
      Total Investments                                                                                    278,156,508
 Liabilities in Excess of Other Assets, Net - (0.47)%                                                       (1,306,537)
                                                                                           ----------------------------
      TOTAL NET ASSETS - 100.00%                                                                           276,849,971
                                                                                           ============================
                                                                                           ----------------------------

                                                                                           ============================


      (a)Variable Rate
      (b)Security exempt from registration under
        Rule 144A of the Securities Act of 1933.
        These securities may be resold in transactions
         exempt from registration, normally to
        qualified institutional buyers.  Unless
        otherwise indicated, these securities are not
         considered illiquid.  At the end of the
        period, the value of these securities totaled
         $46,627,269 or 16.84% of net assets.


      (c)Security or a portion of the security was on loan at the end of the period.
      (d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $250,631 or 0.09%
        of net assets.

      (e)Market value is determined in accordance with
         procedures established in good faith by the
        Board of Directors.  At the end of the period,
         the value of these securities totaled
        $38,316,749 or 13.84% of net assets.

      (f)Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                                                   $           689,699
      Unrealized Depreciation                                                              (862,976)
                                                                                    -----------------
      Net Unrealized Appreciation (Depreciation)                                           (173,277)
      Cost for federal income tax purposes                                              278,329,785



                                                                              Current                Unrealized
                                           Number of       Original            Market              Appreciation/
      Type                                 Contracts        Value              Value               (Depreciation)
      ------------------------------------ ---------- ---------------------------------------- -----------------------

      Sell:
      U.S. 2 Year Note; September 2006        93            $18,932,766        $18,922,594             $10,172

      Portfolio Summary (unaudited)
      ----------------------------- ---------------------------------------------------------- -----------------------
      Sector                                                                                                  Percent
      ----------------------------- ---------------------------------------------------------- -----------------------
      Mortgage Securities                                                                                      53.43%
      Asset Backed Securities                                                                                  14.99%
      Financial                                                                                                12.97%
      Communications                                                                                            3.70%
      Government                                                                                                3.35%
      Energy                                                                                                    2.77%
      Consumer, Cyclical                                                                                        2.70%
      Utilities                                                                                                 2.53%
      Consumer, Non-cyclical                                                                                    1.79%
      Industrial                                                                                                1.08%
      Basic Materials                                                                                           0.99%
      Technology                                                                                                0.17%
      Liabilities in Excess of                                                                               (-0.47%)
      Other Assets, Net
                                                                                               -----------------------
      TOTAL NET ASSETS                                                                                        100.00%
                                                                                               =======================

      Other Assets Summary (unaudited)
      ----------------------------- ---------------------------------------------------------- -----------------------
      Asset Type                                                                                              Percent
      ----------------------------- ---------------------------------------------------------- -----------------------
      Futures                                                                                                   6.83%


The Fund's  schedules of  investments as of July 31, 2006 have not been audited.
This report is provided for the general information of the Fund's  shareholders.
For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
---------------------------------------------



By           /s/ Ralph C. Eucher
---------------------------------------------

         Ralph C. Eucher, President and CEO

Date         09/14/2006
    ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
-----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         09/14/2006
      ---------------------------



By           /s/ Jill R. Brown
-----------------------------------------------------------------

 Jill R. Brown, Vice President and Chief Financial Officer

Date         09/14/2006
     ---------------------------